UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)
MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 10.9%
Auto Components - 0.3%
BorgWarner, Inc. (I)(L)	55,176	$4,653,544
Johnson Controls, Inc.	344,141	11,177,685
The Goodyear Tire & Rubber Company (I)	123,629	1,387,117

		17,218,346
Automobiles - 0.5%
Ford Motor Company	1,921,379	23,998,024
Harley-Davidson, Inc.	115,542	5,670,801

		29,668,825
Distributors - 0.1%
Genuine Parts Company	78,748	4,941,437
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	56,862	2,197,148
DeVry, Inc.	30,200	1,022,874
H&R Block, Inc.	148,067	2,438,663

		5,658,685
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	228,971	7,345,390
Chipotle Mexican Grill, Inc. (I)(L)	15,804	6,606,072
Darden Restaurants, Inc.	64,932	3,321,921
International Game Technology	150,394	2,525,115
Marriott International, Inc., Class A (L)	135,022	5,110,583
Marriott Vacations Worldwide Corp. (I)	1	29
McDonald’s Corp.	514,908	50,512,475
Starbucks Corp.	380,864	21,286,489
Starwood Hotels & Resorts Worldwide, Inc.	99,137	5,592,318
Wyndham Worldwide Corp.	73,780	3,431,508
Wynn Resorts, Ltd.	40,147	5,013,557
Yum! Brands, Inc.	232,751	16,567,216

		127,312,673
Household Durables - 0.2%
D.R. Horton, Inc. (L)	140,961	2,138,378
Harman International Industries, Inc.	35,481	1,660,866
Leggett & Platt, Inc. (L)	70,785	1,628,763
Lennar Corp., Class A (L)	82,048	2,230,065
Newell Rubbermaid, Inc.	145,793	2,596,573
PulteGroup, Inc. (I)(L)	170,205	1,506,314
Whirlpool Corp. (L)	38,729	2,976,711

		14,737,670
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (I)	184,039	37,269,738
Expedia, Inc. (L)	47,969	1,604,083
Netflix, Inc. (I)(L)	28,016	3,222,961
priceline.com, Inc. (I)	25,175	18,063,063
TripAdvisor, Inc. (I)(L)	47,902	1,708,664

		61,868,509
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	58,529	2,149,185
Mattel, Inc. (L)	171,373	5,768,415

		7,917,600
Media - 3.1%
Cablevision Systems Corp., Class A	109,541	1,608,062
CBS Corp., Class B	328,130	11,126,888
Comcast Corp., Class A	1,363,150	40,908,132
DIRECTV, Class A (I)	341,870	16,867,866
Discovery Communications, Inc., Series A (I)	130,685	6,612,661
Gannett Company, Inc. (L)	119,777	1,836,181
News Corp., Class A	1,088,119	21,425,063
Omnicom Group, Inc.	137,910	6,985,142

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	48,261	$2,349,828
The Interpublic Group of Companies, Inc.	225,521	2,573,195
The McGraw-Hill Companies, Inc.	140,537	6,811,828
The Walt Disney Company (L)	906,089	39,668,576
The Washington Post Company, Class B (L)	2,426	906,281
Time Warner Cable, Inc.	158,779	12,940,489
Time Warner, Inc.	490,179	18,504,257
Viacom, Inc., Class B	273,060	12,959,428

		204,083,877
Multiline Retail - 0.8%
Big Lots, Inc. (I)	33,164	1,426,715
Dollar Tree, Inc. (I)	60,171	5,685,558
Family Dollar Stores, Inc.	59,533	3,767,248
J.C. Penney Company, Inc. (L)	73,126	2,590,854
Kohl’s Corp. (L)	128,117	6,409,694
Macy’s, Inc.	209,389	8,319,025
Nordstrom, Inc.	80,809	4,502,677
Sears Holdings Corp. (I)(L)	19,345	1,281,606
Target Corp.	339,511	19,783,306

		53,766,683
Specialty Retail - 2.1%
Abercrombie & Fitch Company, Class A (L)	43,292	2,147,716
AutoNation, Inc. (I)(L)	22,675	777,979
AutoZone, Inc. (I)	13,783	5,124,519
Bed Bath & Beyond, Inc. (I)	119,686	7,871,748
Best Buy Company, Inc. (L)	143,449	3,396,872
CarMax, Inc. (I)(L)	114,545	3,968,984
GameStop Corp., Class A (L)	68,967	1,506,239
Limited Brands, Inc. (L)	124,344	5,968,512
Lowe’s Companies, Inc.	627,361	19,686,588
O’Reilly Automotive, Inc. (I)	64,362	5,879,469
Ross Stores, Inc.	115,584	6,715,430
Staples, Inc. (L)	350,890	5,677,400
The Gap, Inc.	167,859	4,387,834
The Home Depot, Inc. (L)	779,305	39,206,835
Tiffany & Company (L)	64,181	4,436,833
TJX Companies, Inc.	381,309	15,141,780
Urban Outfitters, Inc. (I)	56,131	1,633,973

		133,528,711
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	145,475	11,242,308
NIKE, Inc., Class B	185,595	20,125,922
Ralph Lauren Corp.	32,673	5,695,884
VF Corp. (L)	44,170	6,447,937

		43,512,051

		704,215,067
Consumer Staples - 10.7%
Beverages - 2.5%
Beam, Inc.	79,226	4,640,267
Brown Forman Corp., Class B	50,216	4,187,512
Coca-Cola Enterprises, Inc.	151,823	4,342,138
Constellation Brands, Inc., Class A (I)	86,809	2,047,824
Dr. Pepper Snapple Group, Inc. (L)	107,209	4,310,874
Molson Coors Brewing Company, Class B	79,397	3,592,714
PepsiCo, Inc.	794,002	52,682,033
The Coca-Cola Company	1,144,111	84,675,655

		160,479,017
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	219,869	19,964,105
CVS Caremark Corp.	658,389	29,495,827
Safeway, Inc. (L)	135,480	2,738,051

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (L)	107,298	$612,672
Sysco Corp. (L)	295,516	8,824,108
The Kroger Company	290,560	7,040,269
Wal-Mart Stores, Inc.	882,952	54,036,662
Walgreen Company	441,580	14,788,514
Whole Foods Market, Inc.	82,051	6,826,643

		144,326,851
Food Products - 1.8%
Archer-Daniels-Midland Company	334,475	10,589,479
Campbell Soup Company (L)	90,229	3,054,252
ConAgra Foods, Inc.	208,573	5,477,127
Dean Foods Company (I)	93,132	1,127,829
General Mills, Inc. (L)	325,888	12,856,282
H.J. Heinz Company	161,713	8,659,731
Hormel Foods Corp.	69,410	2,048,983
Kellogg Company (L)	124,581	6,681,279
Kraft Foods, Inc., Class A	893,891	33,976,797
McCormick & Company, Inc., Non-
Voting Shares (L)	67,260	3,660,962
Mead Johnson Nutrition Company	102,956	8,491,811
Sara Lee Corp.	299,065	6,438,869
The Hershey Company	77,524	4,754,547
The J.M. Smucker Company	57,311	4,662,823
Tyson Foods, Inc., Class A	147,357	2,821,887

		115,302,658
Household Products - 2.1%
Clorox Company	65,616	4,511,100
Colgate-Palmolive Company	242,439	23,705,685
Kimberly-Clark Corp.	199,018	14,705,440
The Procter & Gamble Company	1,392,424	93,584,817

		136,507,042
Personal Products - 0.2%
Avon Products, Inc.	217,857	4,217,712
The Estee Lauder Companies, Inc., Class A	113,673	7,040,906

		11,258,618
Tobacco - 1.9%
Altria Group, Inc.	1,034,140	31,923,902
Lorillard, Inc.	66,729	8,640,071
Philip Morris International, Inc.	870,453	77,130,840
Reynolds American, Inc.	168,930	7,000,459

		124,695,272

		692,569,458
Energy - 11.1%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	221,205	9,277,338
Cameron International Corp. (I)	124,448	6,574,588
Diamond Offshore Drilling, Inc. (L)	35,141	2,345,662
FMC Technologies, Inc. (I)(L)	120,859	6,093,711
Halliburton Company	466,593	15,486,222
Helmerich & Payne, Inc.	54,287	2,928,784
Nabors Industries, Ltd. (I)	145,935	2,552,403
National Oilwell Varco, Inc.	214,457	17,042,898
Noble Corp. (I)(L)	127,480	4,776,676
Rowan Companies, Inc. (I)	62,473	2,057,236
Schlumberger, Ltd.	674,259	47,150,932

		116,286,450
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (I)	111,225	1,691,732
Anadarko Petroleum Corp.	251,968	19,739,173
Apache Corp. (L)	194,285	19,513,985

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	106,072	$3,306,264
Chesapeake Energy Corp. (L)	334,910	7,759,865
Chevron Corp.	999,412	107,176,943
ConocoPhillips	646,920	49,172,389
CONSOL Energy, Inc. (L)	114,801	3,914,714
Denbury Resources, Inc. (I)	197,298	3,596,743
Devon Energy Corp.	204,284	14,528,678
El Paso Corp.	390,700	11,545,185
EOG Resources, Inc.	136,030	15,112,933
EQT Corp.	75,571	3,643,278
Exxon Mobil Corp.	2,382,662	206,648,275
Hess Corp.	152,962	9,017,110
Marathon Oil Corp.	355,855	11,280,604
Marathon Petroleum Corp.	175,729	7,619,609
Murphy Oil Corp.	98,011	5,515,079
Newfield Exploration Company (I)	66,975	2,322,693
Noble Energy, Inc.	89,448	8,746,225
Occidental Petroleum Corp.	410,011	39,045,348
Peabody Energy Corp.	137,635	3,985,910
Pioneer Natural Resources Company (L)	62,311	6,953,284
QEP Resources, Inc.	89,729	2,736,735
Range Resources Corp.	79,793	4,639,165
Southwestern Energy Company (I)(L)	176,451	5,399,401
Spectra Energy Corp.	329,173	10,385,408
Sunoco, Inc.	53,999	2,060,062
Tesoro Corp. (I)	70,277	1,886,235
The Williams Companies, Inc.	299,363	9,223,374
Valero Energy Corp.	280,605	7,231,191
WPX Energy, Inc. (I)	100,411	1,808,402

		607,205,992

		723,492,442
Financials - 14.6%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	112,176	6,408,615
BlackRock, Inc.	50,740	10,396,626
E*TRADE Financial Corp. (I)	128,364	1,405,586
Federated Investors, Inc., Class B (L)	46,678	1,046,054
Franklin Resources, Inc.	72,049	8,936,237
Invesco, Ltd.	225,545	6,015,285
Legg Mason, Inc. (L)	62,868	1,755,903
Morgan Stanley	770,195	15,126,630
Northern Trust Corp.	121,890	5,783,681
State Street Corp.	246,621	11,221,256
T. Rowe Price Group, Inc.	128,143	8,367,738
The Bank of New York Mellon Corp.	609,057	14,696,545
The Charles Schwab Corp. (L)	546,293	7,850,230
The Goldman Sachs Group, Inc.	250,187	31,115,757

		130,126,143
Commercial Banks - 2.8%
BB&T Corp. (L)	352,468	11,063,971
Comerica, Inc.	99,906	3,232,958
Fifth Third Bancorp	465,024	6,533,587
First Horizon National Corp.	129,611	1,345,362
Huntington Bancshares, Inc.	436,965	2,818,424
KeyCorp	481,770	4,095,045
M&T Bank Corp. (L)	63,902	5,551,806
PNC Financial Services Group, Inc.	266,700	17,199,483
Regions Financial Corp.	637,023	4,197,982
SunTrust Banks, Inc.	269,116	6,504,534
U.S. Bancorp	966,026	30,603,704
Wells Fargo & Company	2,665,766	91,009,251

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation (L)	93,092	$1,997,754

		186,153,861
Consumer Finance - 0.9%
American Express Company	513,025	29,683,627
Capital One Financial Corp.	279,777	15,594,770
Discover Financial Services	267,932	8,932,853
SLM Corp.	257,474	4,057,790

		58,269,040
Diversified Financial Services - 3.4%
Bank of America Corp.	5,425,515	51,922,179
Citigroup, Inc.	1,480,518	54,112,933
CME Group, Inc.	33,589	9,718,305
IntercontinentalExchange, Inc. (I)	36,696	5,042,764
JPMorgan Chase & Company	1,929,779	88,731,238
Leucadia National Corp.	100,151	2,613,941
Moody’s Corp. (L)	99,159	4,174,594
NYSE Euronext	130,578	3,918,646
The NASDAQ OMX Group, Inc. (I)	63,110	1,634,549

		221,869,149
Insurance - 3.5%
ACE, Ltd.	170,441	12,476,281
Aflac, Inc.	236,130	10,859,619
American International Group, Inc. (I)	271,987	8,385,359
AON Corp. (I)	164,387	8,064,826
Assurant, Inc.	44,235	1,791,518
Berkshire Hathaway, Inc., Class B (I)	888,819	72,127,662
Chubb Corp.	137,063	9,472,424
Cincinnati Financial Corp. (L)	82,037	2,831,097
Genworth Financial, Inc., Class A (I)	248,410	2,066,771
Hartford Financial Services Group, Inc.	222,554	4,691,438
Lincoln National Corp. (L)	147,277	3,882,222
Loews Corp.	154,457	6,158,201
Marsh & McLennan Companies, Inc. (L)	274,712	9,007,806
MetLife, Inc.	536,026	20,020,571
Principal Financial Group, Inc.	152,394	4,497,147
Prudential Financial, Inc.	237,599	15,061,401
The Allstate Corp.	251,903	8,292,647
The Progressive Corp.	309,132	7,165,680
The Travelers Companies, Inc.	198,710	11,763,632
Torchmark Corp. (L)	50,647	2,524,753
Unum Group	146,913	3,596,430
XL Group PLC	159,579	3,461,269

		228,198,754
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	61,236	1,617,243
AvalonBay Communities, Inc.	48,131	6,803,317
Boston Properties, Inc.	74,960	7,870,050
Equity Residential	151,779	9,504,401
HCP, Inc. (L)	207,025	8,169,207
Health Care REIT, Inc.	106,300	5,842,248
Host Hotels & Resorts, Inc.	357,692	5,873,303
Kimco Realty Corp.	205,740	3,962,552
Plum Creek Timber Company, Inc. (L)	81,594	3,391,047
Prologis, Inc.	232,023	8,357,468
Public Storage	71,870	9,930,278
Simon Property Group, Inc.	154,817	22,553,741
Ventas, Inc.	146,055	8,339,741
Vornado Realty Trust	93,563	7,878,005
Weyerhaeuser Company	271,216	5,945,055

		116,037,656

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (I)	165,787	$3,309,109
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (L)	266,690	1,949,504
People’s United Financial, Inc.	181,571	2,404,000

		4,353,504

		948,317,216
Health Care - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	400,090	27,202,119
Biogen Idec, Inc. (I)	120,682	15,202,312
Celgene Corp. (I)(L)	221,830	17,196,262
Gilead Sciences, Inc. (I)	382,843	18,701,881

		78,302,574
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	283,270	16,933,881
Becton, Dickinson and Company (L)	106,213	8,247,439
Boston Scientific Corp. (I)	733,698	4,387,514
C.R. Bard, Inc.	42,494	4,195,008
CareFusion Corp. (I)	113,624	2,946,270
Covidien PLC	244,341	13,360,566
DENTSPLY International, Inc. (L)	71,805	2,881,535
Edwards Lifesciences Corp. (I)	58,126	4,227,504
Intuitive Surgical, Inc. (I)(L)	19,867	10,762,947
Medtronic, Inc.	526,047	20,615,782
St. Jude Medical, Inc.	162,000	7,178,220
Stryker Corp.	163,724	9,083,408
Varian Medical Systems, Inc. (I)(L)	57,118	3,938,857
Zimmer Holdings, Inc.	90,046	5,788,157

		114,547,088
Health Care Providers & Services - 2.1%
Aetna, Inc.	177,138	8,885,242
AmerisourceBergen Corp.	130,342	5,171,971
Cardinal Health, Inc.	174,754	7,533,645
CIGNA Corp.	144,842	7,133,469
Coventry Health Care, Inc.	71,379	2,538,951
DaVita, Inc. (I)	47,367	4,271,082
Express Scripts, Inc. (I)(L)	245,068	13,277,784
Humana, Inc.	82,933	7,669,644
Laboratory Corp. of America Holdings (I)(L)	49,137	4,498,001
McKesson Corp.	124,413	10,919,729
Medco Health Solutions, Inc. (I)	196,207	13,793,352
Patterson Companies, Inc.	44,259	1,478,251
Quest Diagnostics, Inc.	80,043	4,894,629
Tenet Healthcare Corp. (I)(L)	207,257	1,100,535
UnitedHealth Group, Inc.	528,258	31,135,527
WellPoint, Inc.	169,226	12,488,879

		136,790,691
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	73,770	5,618,323
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	175,734	7,821,920
Life Technologies Corp. (I)	90,119	4,399,610
PerkinElmer, Inc.	57,360	1,586,578
Thermo Fisher Scientific, Inc.	184,950	10,427,481
Waters Corp. (I)	45,022	4,171,739

		28,407,328
Pharmaceuticals - 5.7%
Abbott Laboratories	794,869	48,717,521
Allergan, Inc.	153,904	14,687,059
Bristol-Myers Squibb Company	853,384	28,801,710

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	516,224	$20,788,340
Forest Laboratories, Inc. (I)	134,235	4,656,612
Hospira, Inc. (I)	83,280	3,113,839
Johnson & Johnson	1,387,713	91,533,549
Merck & Company, Inc.	1,538,830	59,091,072
Mylan, Inc. (I)	215,826	5,061,120
Perrigo Company	47,167	4,872,823
Pfizer, Inc.	3,810,928	86,355,628
Watson Pharmaceuticals, Inc. (I)	64,286	4,311,019

		371,990,292

		735,656,296
Industrials - 10.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	180,384	13,236,578
Goodrich Corp.	63,595	7,977,357
Honeywell International, Inc.	391,967	23,929,585
L-3 Communications Holdings, Inc.	50,037	3,541,118
Lockheed Martin Corp.	134,766	12,110,073
Northrop Grumman Corp.	127,713	7,800,710
Precision Castparts Corp.	73,383	12,687,921
Raytheon Company	171,817	9,068,501
Rockwell Collins, Inc.	75,135	4,324,771
Textron, Inc. (L)	141,366	3,934,216
The Boeing Company	376,981	28,036,077
United Technologies Corp.	460,112	38,161,689

		164,808,596
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	82,576	5,407,902
Expeditors International of Washington, Inc.	107,211	4,986,384
FedEx Corp.	158,981	14,619,893
United Parcel Service, Inc., Class B	484,659	39,121,674

		64,135,853
Airlines - 0.1%
Southwest Airlines Company	390,725	3,219,574
Building Products - 0.0%
Masco Corp.	180,619	2,414,876
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	53,794	1,620,813
Cintas Corp. (L)	55,745	2,180,744
Iron Mountain, Inc. (L)	86,487	2,490,826
Pitney Bowes, Inc. (L)	100,992	1,775,439
R.R. Donnelley & Sons Company (L)	90,233	1,117,987
Republic Services, Inc.	159,020	4,859,651
Stericycle, Inc. (I)(L)	42,849	3,583,890
Waste Management, Inc.	233,236	8,153,931

		25,783,281
Construction & Engineering - 0.2%
Fluor Corp.	85,436	5,129,577
Jacobs Engineering Group, Inc. (I)	64,958	2,882,186
Quanta Services, Inc. (I)	106,836	2,232,872

		10,244,635
Electrical Equipment - 0.5%
Cooper Industries PLC	80,130	5,124,314
Emerson Electric Company	371,277	19,373,234
Rockwell Automation, Inc.	71,984	5,737,125
Roper Industries, Inc.	48,982	4,857,055

		35,091,728
Industrial Conglomerates - 2.6%
3M Company	351,111	31,322,612

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Danaher Corp.	289,220	$16,196,320
General Electric Company	5,349,110	107,356,638
Tyco International, Ltd.	233,031	13,091,682

		167,967,252
Machinery - 2.1%
Caterpillar, Inc. (L)	327,345	34,868,789
Cummins, Inc.	97,025	11,646,881
Deere & Company	203,133	16,433,460
Dover Corp.	92,844	5,843,601
Eaton Corp.	169,201	8,431,286
Flowserve Corp.	27,550	3,182,301
Illinois Tool Works, Inc.	244,561	13,969,324
Ingersoll-Rand PLC (L)	150,332	6,216,228
Joy Global, Inc.	53,496	3,931,956
PACCAR, Inc. (L)	180,412	8,448,694
Pall Corp.	58,343	3,478,993
Parker Hannifin Corp.	76,286	6,449,981
Snap-On, Inc. (L)	29,520	1,799,834
Stanley Black & Decker, Inc.	85,712	6,596,396
Xylem, Inc. (L)	93,383	2,591,378

		133,889,102
Professional Services - 0.1%
Dun & Bradstreet Corp.	24,124	2,044,027
Equifax, Inc.	60,585	2,681,492
Robert Half International, Inc.	71,856	2,177,237

		6,902,756
Road & Rail - 0.8%
CSX Corp.	531,949	11,447,542
Norfolk Southern Corp.	166,895	10,986,698
Ryder Systems, Inc.	25,867	1,365,778
Union Pacific Corp.	242,687	26,083,999

		49,884,017
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	149,272	8,075,615
W.W. Grainger, Inc.	30,833	6,623,237

		14,698,852

		679,040,522
Information Technology - 20.4%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,722,739	57,585,930
F5 Networks, Inc. (I)	40,034	5,402,989
Harris Corp. (L)	57,566	2,595,075
JDS Uniphase Corp. (I)	116,190	1,683,593
Juniper Networks, Inc. (I)	266,095	6,088,254
Motorola Mobility Holdings, Inc. (I)(L)	133,250	5,228,730
Motorola Solutions, Inc.	148,742	7,560,556
QUALCOMM, Inc.	855,058	58,161,045

		144,306,172
Computers & Peripherals - 5.7%
Apple, Inc. (I)	471,338	282,552,991
Dell, Inc. (I)	771,957	12,814,486
EMC Corp. (I)	1,037,890	31,012,153
Hewlett-Packard Company	999,086	23,808,219
Lexmark International, Inc., Class A	35,813	1,190,424
NetApp, Inc. (I)	183,501	8,215,340
SanDisk Corp. (I)	122,538	6,076,659
Western Digital Corp. (I)	118,263	4,894,906

		370,565,178

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	82,568	$4,935,089
Corning, Inc.	769,352	10,832,476
FLIR Systems, Inc.	77,873	1,970,966
Jabil Circuit, Inc.	93,209	2,341,410
Molex, Inc. (L)	69,416	1,951,978
TE Connectivity, Ltd.	215,445	7,917,604

		29,949,523
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (I)	89,883	3,298,706
eBay, Inc. (I)	579,008	21,359,605
Google, Inc., Class A (I)	128,205	82,210,174
VeriSign, Inc. (L)	80,639	3,091,699
Yahoo!, Inc. (I)	613,585	9,338,764

		119,298,948
IT Services - 3.9%
Accenture PLC, Class A (L)	327,182	21,103,239
Automatic Data Processing, Inc.	248,001	13,687,175
Cognizant Technology
Solutions Corp., Class A (I)	153,365	11,801,437
Computer Sciences Corp.	78,395	2,347,146
Fidelity National Information Services, Inc.	118,555	3,926,542
Fiserv, Inc. (I)	70,060	4,861,463
International Business Machines Corp.	585,735	122,213,608
MasterCard, Inc., Class A	53,722	22,592,250
Paychex, Inc. (L)	163,059	5,053,198
SAIC, Inc. (I)(L)	139,716	1,844,251
Teradata Corp. (I)	84,625	5,767,194
The Western Union Company (L)	313,594	5,519,254
Total Systems Services, Inc.	81,160	1,872,361
Visa, Inc., Class A	251,474	29,673,932

		252,263,050
Office Electronics - 0.1%
Xerox Corp.	673,307	5,440,321
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (I)(L)	296,604	2,378,764
Altera Corp.	162,969	6,489,426
Analog Devices, Inc.	150,563	6,082,745
Applied Materials, Inc.	652,700	8,119,588
Broadcom Corp., Class A (I)	247,962	9,744,907
First Solar, Inc. (I)(L)	29,731	744,762
Intel Corp.	2,525,616	70,995,066
KLA-Tencor Corp.	84,288	4,586,953
Linear Technology Corp.	115,755	3,900,944
LSI Corp. (I)	286,519	2,486,985
Microchip Technology, Inc. (L)	97,090	3,611,748
Micron Technology, Inc. (I)(L)	499,370	4,044,897
Novellus Systems, Inc. (I)(L)	35,708	1,782,186
NVIDIA Corp. (I)	308,701	4,750,908
Teradyne, Inc. (I)(L)	94,259	1,592,035
Texas Instruments, Inc.	578,815	19,453,972
Xilinx, Inc.	132,364	4,822,021

		155,587,907
Software - 3.8%
Adobe Systems, Inc. (I)	249,631	8,564,840
Autodesk, Inc. (I)	114,198	4,832,859
BMC Software, Inc. (I)	83,021	3,334,123
CA, Inc.	184,130	5,074,623
Citrix Systems, Inc. (I)	93,814	7,402,863
Electronic Arts, Inc. (I)	167,525	2,760,812
Intuit, Inc.	149,084	8,964,421
Microsoft Corp.	3,775,170	121,749,233
Oracle Corp.	1,981,744	57,787,655

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (I)	97,636	$5,847,420
Salesforce.com, Inc. (I)(L)	68,752	10,622,872
Symantec Corp. (I)	368,753	6,895,681

		243,837,402

		1,321,248,501
Materials - 3.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	106,466	9,773,579
Airgas, Inc.	34,743	3,091,085
CF Industries Holdings, Inc.	33,100	6,045,715
E.I. du Pont de Nemours & Company	471,279	24,930,659
Eastman Chemical Company (L)	69,243	3,579,171
Ecolab, Inc.	147,244	9,087,900
FMC Corp.	35,304	3,737,281
International Flavors & Fragrances, Inc.	40,910	2,397,326
Monsanto Company	270,665	21,588,240
PPG Industries, Inc.	76,844	7,361,655
Praxair, Inc.	150,854	17,293,903
Sigma-Aldrich Corp. (L)	61,034	4,459,144
The Dow Chemical Company	599,237	20,757,570
The Mosaic Company	150,540	8,323,357
The Sherwin-Williams Company	43,708	4,749,748

		147,176,333
Construction Materials - 0.0%
Vulcan Materials Company	65,338	2,791,893
Containers & Packaging - 0.1%
Ball Corp.	78,920	3,384,090
Bemis Company, Inc. (L)	52,115	1,682,793
Owens-Illinois, Inc. (I)	83,114	1,939,881
Sealed Air Corp.	97,089	1,874,789

		8,881,553
Metals & Mining - 0.8%
Alcoa, Inc. (L)	538,949	5,400,269
Allegheny Technologies, Inc.	53,940	2,220,710
Cliffs Natural Resources, Inc.	71,792	4,972,314
Freeport-McMoRan Copper & Gold, Inc.	479,179	18,227,969
Newmont Mining Corp.	250,268	12,831,240
Nucor Corp.	160,196	6,880,418
Titanium Metals Corp.	41,622	564,394
United States Steel Corp. (L)	72,798	2,138,077

		53,235,391
Paper & Forest Products - 0.2%
International Paper Company (L)	220,959	7,755,661
MeadWestvaco Corp.	86,425	2,730,166

		10,485,827

		222,570,997
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.7%
American Tower Corp.	199,034	12,543,123
AT&T, Inc.	2,997,148	93,600,932
CenturyLink, Inc.	313,231	12,106,378
Frontier Communications Corp. (L)	503,018	2,097,585
Verizon Communications, Inc.	1,433,435	54,800,220
Windstream Corp. (L)	296,465	3,471,605

		178,619,843
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (I)	126,561	6,750,764
MetroPCS Communications, Inc. (I)	148,438	1,338,911

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)(L)	1,515,256	$4,318,480

		12,408,155

		191,027,998
Utilities - 3.3%
Electric Utilities - 1.8%
American Electric Power Company, Inc.	244,384	9,428,335
Duke Energy Corp. (L)	675,302	14,188,095
Edison International	164,705	7,001,610
Entergy Corp.	89,286	6,000,019
Exelon Corp.	430,259	16,870,455
FirstEnergy Corp.	211,420	9,638,638
NextEra Energy, Inc.	210,405	12,851,537
Northeast Utilities	89,581	3,325,247
Pepco Holdings, Inc.	115,063	2,173,540
Pinnacle West Capital Corp.	55,231	2,645,565
PPL Corp.	292,818	8,275,037
Progress Energy, Inc.	149,241	7,926,190
Southern Company	438,077	19,682,800

		120,007,068
Gas Utilities - 0.1%
AGL Resources, Inc.	59,196	2,321,667
ONEOK, Inc.	52,520	4,288,783

		6,610,450
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)	115,103	1,803,664
The AES Corp. (I)	325,231	4,250,769

		6,054,433
Multi-Utilities - 1.3%
Ameren Corp.	122,660	3,996,263
CenterPoint Energy, Inc.	215,388	4,247,451
CMS Energy Corp. (L)	130,056	2,861,232
Consolidated Edison, Inc.	148,060	8,649,665
Dominion Resources, Inc.	288,214	14,759,439
DTE Energy Company	85,638	4,712,659
Integrys Energy Group, Inc.	39,577	2,097,185
NiSource, Inc.	142,648	3,473,479
PG&E Corp.	208,327	9,043,475
Public Service Enterprise Group, Inc.	255,823	7,830,742
SCANA Corp. (L)	58,622	2,673,749
Sempra Energy	121,625	7,292,635
TECO Energy, Inc. (L)	109,092	1,914,565
Wisconsin Energy Corp. (L)	116,505	4,098,646
Xcel Energy, Inc.	246,106	6,514,426

		84,165,611

		216,837,562

TOTAL COMMON STOCKS (Cost $4,507,720,472)		$6,434,976,059

WARRANTS - 0.0%
Financials - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	11

TOTAL WARRANTS (Cost $17)		$11

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	18,201,301	182,169,546

TOTAL SECURITIES LENDING
COLLATERAL (Cost $182,171,372)		$182,169,546

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency - 1.0%
Federal Home Loan Bank Discount Notes,
0.055%, 04/25/2012 *	$55,000,000	$54,997,983
Federal Home Loan Bank Discount Notes,
0.065%, 04/25/2012 *	5,750,000	5,749,751

		60,747,734

TOTAL SHORT-TERM INVESTMENTS (Cost $60,747,734)		$60,747,734

Total Investments (500 Index Trust)
(Cost $4,750,639,595) - 102.9%		$6,677,893,350
Other assets and liabilities, net - (2.9%)		(186,461,705)

TOTAL NET ASSETS - 100.0%		$6,491,431,645

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.7%
Consumer Discretionary - 10.7%
Auto Components - 0.3%
BorgWarner, Inc. (I)(L)	7,895	$665,863
Johnson Controls, Inc.	49,243	1,599,413
The Goodyear Tire & Rubber Company (I)	17,690	198,482

		2,463,758
Automobiles - 0.5%
Ford Motor Company	274,927	3,433,838
Harley-Davidson, Inc.	16,533	811,440

		4,245,278
Distributors - 0.1%
Genuine Parts Company	11,268	707,067
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	8,136	314,375
DeVry, Inc.	4,321	146,352
H&R Block, Inc.	21,187	348,950

		809,677
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	32,763	1,051,037
Chipotle Mexican Grill, Inc. (I)(L)	2,259	944,262
Darden Restaurants, Inc.	9,291	475,328
International Game Technology	21,520	361,321
Marriott International, Inc., Class A	19,345	732,208
McDonald’s Corp.	73,677	7,227,714
Starbucks Corp.	54,497	3,045,837
Starwood Hotels & Resorts Worldwide, Inc.	14,185	800,176
Wyndham Worldwide Corp.	10,557	491,006
Wynn Resorts, Ltd.	5,745	717,436
Yum! Brands, Inc.	33,304	2,370,579

		18,216,904
Household Durables - 0.2%
D.R. Horton, Inc.	20,170	305,979
Harman International Industries, Inc.	5,077	237,654
Leggett & Platt, Inc.	10,128	233,045
Lennar Corp., Class A (L)	11,740	319,093
Newell Rubbermaid, Inc.	20,861	371,534
PulteGroup, Inc. (I)	24,450	216,383
Whirlpool Corp.	5,542	425,958

		2,109,646

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (I)	26,334	$5,332,898
Expedia, Inc. (L)	6,864	229,532
Netflix, Inc. (I)	4,009	461,195
priceline.com, Inc. (I)	3,602	2,584,435
TripAdvisor, Inc. (I)	6,854	244,482

		8,852,542
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	8,360	306,979
Mattel, Inc.	24,521	825,377

		1,132,356
Media - 3.1%
Cablevision Systems Corp., Class A	15,674	230,094
CBS Corp., Class B	46,952	1,592,142
Comcast Corp., Class A	195,051	5,853,481
DIRECTV, Class A (I)	48,918	2,413,614
Discovery Communications, Inc., Series A (I)	18,700	946,220
Gannett Company, Inc.	17,139	262,741
News Corp., Class A	155,697	3,065,674
Omnicom Group, Inc.	19,733	999,476
Scripps Networks Interactive, Inc., Class A	6,906	336,253
The Interpublic Group of Companies, Inc.	32,269	368,189
The McGraw-Hill Companies, Inc.	20,109	974,683
The Walt Disney Company	129,638	5,675,552
The Washington Post Company, Class B (L)	347	129,629
Time Warner Cable, Inc.	22,719	1,851,599
Time Warner, Inc.	70,139	2,647,747
Viacom, Inc., Class B	39,072	1,854,357

		29,201,451
Multiline Retail - 0.8%
Big Lots, Inc. (I)	4,745	204,130
Dollar Tree, Inc. (I)	8,610	813,559
Family Dollar Stores, Inc.	8,519	539,082
J.C. Penney Company, Inc. (L)	10,463	370,704
Kohl’s Corp.	18,332	917,150
Macy’s, Inc.	29,961	1,190,351
Nordstrom, Inc.	11,563	644,290
Sears Holdings Corp. (I)(L)	2,768	183,380
Target Corp.	48,580	2,830,757

		7,693,403
Specialty Retail - 2.0%
Abercrombie & Fitch Company, Class A	6,178	306,491
AutoNation, Inc. (I)(L)	3,244	111,302
AutoZone, Inc. (I)	1,972	733,190
Bed Bath & Beyond, Inc. (I)	17,126	1,126,377
Best Buy Company, Inc. (L)	20,526	486,056
CarMax, Inc. (I)(L)	16,390	567,914
GameStop Corp., Class A (L)	9,868	215,517
Limited Brands, Inc.	17,792	854,016
Lowe’s Companies, Inc.	89,768	2,816,920
O’Reilly Automotive, Inc. (I)	9,209	841,242
Ross Stores, Inc.	16,539	960,916
Staples, Inc.	50,208	812,365
The Gap, Inc.	24,019	627,857
The Home Depot, Inc.	111,510	5,610,068
Tiffany & Company	9,184	634,890
TJX Companies, Inc.	54,561	2,166,617
Urban Outfitters, Inc. (I)	8,032	233,812

		19,105,550
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	20,816	1,608,660
NIKE, Inc., Class B	26,557	2,879,841

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	4,675	$814,993
VF Corp.	6,320	922,594

		6,226,088

		100,763,720
Consumer Staples - 10.5%
Beverages - 2.4%
Beam, Inc.	11,336	663,950
Brown Forman Corp., Class B	7,185	599,157
Coca-Cola Enterprises, Inc.	21,724	621,306
Constellation Brands, Inc., Class A (I)	12,435	293,342
Dr. Pepper Snapple Group, Inc.	15,340	616,821
Molson Coors Brewing Company, Class B	11,361	514,085
PepsiCo, Inc.	113,612	7,538,156
The Coca-Cola Company	163,709	12,116,103

		22,962,920
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	31,461	2,856,659
CVS Caremark Corp.	94,208	4,220,518
Safeway, Inc. (L)	19,386	391,791
SUPERVALU, Inc. (L)	15,432	88,117
Sysco Corp. (L)	42,285	1,262,630
The Kroger Company	41,576	1,007,386
Wal-Mart Stores, Inc.	126,340	7,732,008
Walgreen Company	63,185	2,116,066
Whole Foods Market, Inc.	11,740	976,768

		20,651,943
Food Products - 1.7%
Archer-Daniels-Midland Company	47,859	1,515,216
Campbell Soup Company (L)	12,911	437,037
ConAgra Foods, Inc.	29,844	783,703
Dean Foods Company (I)	13,319	161,293
General Mills, Inc.	46,631	1,839,593
H.J. Heinz Company (L)	23,139	1,239,093
Hormel Foods Corp.	9,932	293,193
Kellogg Company	17,826	956,008
Kraft Foods, Inc., Class A	127,905	4,861,669
McCormick & Company, Inc., Non-
Voting Shares	9,624	523,834
Mead Johnson Nutrition Company	14,732	1,215,095
Sara Lee Corp.	42,793	921,333
The Hershey Company	11,093	680,334
The J.M. Smucker Company	8,200	667,152
Tyson Foods, Inc., Class A	21,072	403,529

		16,498,082
Household Products - 2.1%
Clorox Company	9,389	645,494
Colgate-Palmolive Company	34,690	3,391,988
Kimberly-Clark Corp.	28,477	2,104,166
The Procter & Gamble Company	199,240	13,390,920

		19,532,568
Personal Products - 0.2%
Avon Products, Inc.	31,173	603,509
The Estee Lauder Companies, Inc., Class A	16,265	1,007,454

		1,610,963
Tobacco - 1.9%
Altria Group, Inc.	147,974	4,567,957
Lorillard, Inc.	9,548	1,236,275
Philip Morris International, Inc.	124,552	11,036,553

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	24,172	$1,001,688

		17,842,473

		99,098,949
Energy - 11.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	31,652	1,327,485
Cameron International Corp. (I)	17,807	940,744
Diamond Offshore Drilling, Inc. (L)	5,028	335,619
FMC Technologies, Inc. (I)	17,294	871,963
Halliburton Company	66,764	2,215,897
Helmerich & Payne, Inc. (L)	7,768	419,084
Nabors Industries, Ltd. (I)	20,882	365,226
National Oilwell Varco, Inc.	30,686	2,438,616
Noble Corp. (I)(L)	18,241	683,490
Rowan Companies, Inc. (I)	8,939	294,361
Schlumberger, Ltd.	96,479	6,746,776

		16,639,261
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (I)	15,915	242,067
Anadarko Petroleum Corp.	36,054	2,824,470
Apache Corp.	27,800	2,792,232
Cabot Oil & Gas Corp.	15,178	473,098
Chesapeake Energy Corp. (L)	47,922	1,110,353
Chevron Corp.	143,004	15,335,749
ConocoPhillips	92,567	7,036,018
CONSOL Energy, Inc.	16,427	560,161
Denbury Resources, Inc. (I)	28,231	514,651
Devon Energy Corp.	29,231	2,078,909
El Paso Corp.	55,905	1,651,993
EOG Resources, Inc.	19,464	2,162,450
EQT Corp.	10,813	521,295
Exxon Mobil Corp.	340,931	29,568,946
Hess Corp.	21,887	1,290,239
Marathon Oil Corp.	50,919	1,614,132
Marathon Petroleum Corp.	25,145	1,090,287
Murphy Oil Corp.	14,024	789,130
Newfield Exploration Company (I)	9,583	332,338
Noble Energy, Inc.	12,799	1,251,486
Occidental Petroleum Corp.	58,668	5,586,954
Peabody Energy Corp.	19,694	570,338
Pioneer Natural Resources Company	8,916	994,936
QEP Resources, Inc.	12,839	391,590
Range Resources Corp.	11,418	663,843
Southwestern Energy Company (I)	25,248	772,589
Spectra Energy Corp.	47,101	1,486,037
Sunoco, Inc.	7,727	294,785
Tesoro Corp. (I)(L)	10,056	269,903
The Williams Companies, Inc.	42,835	1,319,746
Valero Energy Corp.	40,151	1,034,691
WPX Energy, Inc. (I)	14,368	258,768

		86,884,184

		103,523,445
Financials - 14.4%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	16,051	916,994
BlackRock, Inc.	7,260	1,487,574
E*TRADE Financial Corp. (I)	18,367	201,119
Federated Investors, Inc., Class B (L)	6,679	149,676
Franklin Resources, Inc.	10,309	1,278,625
Invesco, Ltd.	32,273	860,721
Legg Mason, Inc.	8,996	251,258

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	110,206	$2,164,446
Northern Trust Corp.	17,441	827,575
State Street Corp.	35,289	1,605,650
T. Rowe Price Group, Inc.	18,336	1,197,341
The Bank of New York Mellon Corp.	87,149	2,102,905
The Charles Schwab Corp. (L)	78,168	1,123,274
The Goldman Sachs Group, Inc.	35,799	4,452,322

		18,619,480
Commercial Banks - 2.8%
BB&T Corp.	50,434	1,583,123
Comerica, Inc.	14,305	462,910
Fifth Third Bancorp	66,540	934,887
First Horizon National Corp.	18,546	192,507
Huntington Bancshares, Inc.	62,525	403,286
KeyCorp	68,936	585,956
M&T Bank Corp. (L)	9,144	794,431
PNC Financial Services Group, Inc.	38,162	2,461,067
Regions Financial Corp.	91,151	600,685
SunTrust Banks, Inc.	38,507	930,714
U.S. Bancorp	138,227	4,379,031
Wells Fargo & Company	381,440	13,022,362
Zions Bancorporation	13,320	285,847

		26,636,806
Consumer Finance - 0.9%
American Express Company	73,408	4,247,387
Capital One Financial Corp.	40,033	2,231,439
Discover Financial Services	38,338	1,278,189
SLM Corp.	36,841	580,614

		8,337,629
Diversified Financial Services - 3.4%
Bank of America Corp.	776,328	7,429,459
Citigroup, Inc.	211,845	7,742,935
CME Group, Inc.	4,806	1,390,520
IntercontinentalExchange, Inc. (I)	5,251	721,592
JPMorgan Chase & Company	276,129	12,696,411
Leucadia National Corp. (L)	14,331	374,039
Moody’s Corp. (L)	14,188	597,315
NYSE Euronext	18,684	560,707
The NASDAQ OMX Group, Inc. (I)	9,030	233,877

		31,746,855
Insurance - 3.4%
ACE, Ltd.	24,388	1,785,202
Aflac, Inc.	33,787	1,553,864
American International Group, Inc. (I)	38,918	1,199,842
AON Corp. (I)	23,522	1,153,989
Assurant, Inc.	6,330	256,365
Berkshire Hathaway, Inc., Class B (I)	127,180	10,320,657
Chubb Corp.	19,612	1,355,385
Cincinnati Financial Corp.	11,739	405,113
Genworth Financial, Inc., Class A (I)	35,545	295,734
Hartford Financial Services Group, Inc.	31,845	671,293
Lincoln National Corp.	21,074	555,511
Loews Corp.	22,101	881,167
Marsh & McLennan Companies, Inc.	39,308	1,288,909
MetLife, Inc.	76,699	2,864,708
Principal Financial Group, Inc.	21,806	643,495
Prudential Financial, Inc.	33,998	2,155,133
The Allstate Corp.	36,044	1,186,568
The Progressive Corp.	44,233	1,025,321
The Travelers Companies, Inc.	28,433	1,683,234
Torchmark Corp. (L)	7,247	361,263
Unum Group	21,022	514,619

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	22,834	$495,269

		32,652,641
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management
Company, Class A	8,762	231,404
AvalonBay Communities, Inc.	6,887	973,477
Boston Properties, Inc.	10,726	1,126,123
Equity Residential	21,718	1,359,981
HCP, Inc. (L)	29,623	1,168,924
Health Care REIT, Inc.	15,210	835,942
Host Hotels & Resorts, Inc. (L)	51,181	840,392
Kimco Realty Corp.	29,439	566,995
Plum Creek Timber Company, Inc. (L)	11,675	485,213
Prologis, Inc.	33,200	1,195,864
Public Storage	10,284	1,420,940
Simon Property Group, Inc.	22,152	3,227,103
Ventas, Inc.	20,899	1,193,333
Vornado Realty Trust	13,388	1,127,270
Weyerhaeuser Company	38,808	850,671

		16,603,632
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (I)	23,722	473,491
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	38,160	278,950
People’s United Financial, Inc.	25,981	343,988

		622,938

		135,693,472
Health Care - 11.2%
Biotechnology - 1.2%
Amgen, Inc.	57,238	3,891,612
Biogen Idec, Inc. (I)	17,268	2,175,250
Celgene Corp. (I)	31,741	2,460,562
Gilead Sciences, Inc. (I)	54,780	2,676,003

		11,203,427
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	40,533	2,423,063
Becton, Dickinson and Company	15,198	1,180,125
Boston Scientific Corp. (I)	104,984	627,804
C.R. Bard, Inc.	6,080	600,218
CareFusion Corp. (I)	16,258	421,570
Covidien PLC	34,962	1,911,722
DENTSPLY International, Inc. (L)	10,274	412,296
Edwards Lifesciences Corp. (I)	8,317	604,895
Intuitive Surgical, Inc. (I)	2,843	1,540,195
Medtronic, Inc.	75,271	2,949,870
St. Jude Medical, Inc.	23,180	1,027,106
Stryker Corp.	23,427	1,299,730
Varian Medical Systems, Inc. (I)(L)	8,173	563,610
Zimmer Holdings, Inc.	12,885	828,248

		16,390,452
Health Care Providers & Services - 2.1%
Aetna, Inc.	25,346	1,271,355
AmerisourceBergen Corp.	18,640	739,635
Cardinal Health, Inc.	25,005	1,077,966
CIGNA Corp.	20,725	1,020,706
Coventry Health Care, Inc.	10,213	363,276
DaVita, Inc. (I)	6,778	611,172
Express Scripts, Inc. (I)	35,066	1,899,876
Humana, Inc.	11,867	1,097,460
Laboratory Corp. of America Holdings (I)(L)	7,031	643,618

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	17,802	$1,562,482
Medco Health Solutions, Inc. (I)	28,075	1,973,673
Patterson Companies, Inc.	6,311	210,787
Quest Diagnostics, Inc.	11,453	700,351
Tenet Healthcare Corp. (I)	29,656	157,473
UnitedHealth Group, Inc.	75,588	4,455,157
WellPoint, Inc.	24,214	1,786,993

		19,571,980
Health Care Technology - 0.1%
Cerner Corp. (I)	10,556	803,945
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	25,145	1,119,204
Life Technologies Corp. (I)	12,895	629,534
PerkinElmer, Inc.	8,208	227,033
Thermo Fisher Scientific, Inc.	26,464	1,492,040
Waters Corp. (I)	6,442	596,916

		4,064,727
Pharmaceuticals - 5.7%
Abbott Laboratories	113,737	6,970,941
Allergan, Inc.	22,014	2,100,796
Bristol-Myers Squibb Company	122,109	4,121,179
Eli Lilly & Company	73,866	2,974,584
Forest Laboratories, Inc. (I)	19,207	666,291
Hospira, Inc. (I)	11,916	445,539
Johnson & Johnson	198,566	13,097,413
Merck & Company, Inc.	220,189	8,455,258
Mylan, Inc. (I)	30,882	724,183
Perrigo Company	6,749	697,239
Pfizer, Inc.	545,300	12,356,498
Watson Pharmaceuticals, Inc. (I)	9,198	616,818

		53,226,739

		105,261,270
Industrials - 10.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	25,811	1,894,011
Goodrich Corp.	9,100	1,141,504
Honeywell International, Inc.	56,086	3,424,050
L-3 Communications Holdings, Inc.	7,160	506,713
Lockheed Martin Corp.	19,283	1,732,770
Northrop Grumman Corp.	18,274	1,116,176
Precision Castparts Corp.	10,500	1,815,450
Raytheon Company	24,585	1,297,596
Rockwell Collins, Inc.	10,751	618,828
Textron, Inc.	20,228	562,945
The Boeing Company	53,942	4,011,667
United Technologies Corp.	65,837	5,460,521

		23,582,231
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	11,816	773,830
Expeditors International of Washington, Inc.	15,341	713,510
FedEx Corp.	22,748	2,091,906
United Parcel Service, Inc., Class B	69,349	5,597,851

		9,177,097
Airlines - 0.0%
Southwest Airlines Company	55,907	460,674
Building Products - 0.0%
Masco Corp.	25,845	345,548
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	7,706	232,182
Cintas Corp. (L)	7,976	312,021

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Iron Mountain, Inc.	12,375	$356,400
Pitney Bowes, Inc. (L)	14,451	254,049
R.R. Donnelley & Sons Company (L)	12,912	159,980
Republic Services, Inc.	22,754	695,362
Stericycle, Inc. (I)	6,131	512,797
Waste Management, Inc.	33,373	1,166,720

		3,689,511
Construction & Engineering - 0.2%
Fluor Corp.	12,233	734,469
Jacobs Engineering Group, Inc. (I)	9,295	412,419
Quanta Services, Inc. (I)	15,287	319,498

		1,466,386
Electrical Equipment - 0.5%
Cooper Industries PLC	11,466	733,251
Emerson Electric Company	53,125	2,772,063
Rockwell Automation, Inc.	10,300	820,910
Roper Industries, Inc.	7,009	695,012

		5,021,236
Industrial Conglomerates - 2.6%
3M Company	50,240	4,481,910
Danaher Corp.	41,384	2,317,504
General Electric Company	765,396	15,361,498
Tyco International, Ltd.	33,334	1,872,704

		24,033,616
Machinery - 2.0%
Caterpillar, Inc.	46,839	4,989,290
Cummins, Inc.	13,883	1,666,515
Deere & Company	29,066	2,351,439
Dover Corp.	13,285	836,158
Eaton Corp.	24,211	1,206,434
Flowserve Corp.	3,942	455,340
Illinois Tool Works, Inc.	34,994	1,998,857
Ingersoll-Rand PLC	21,511	889,480
Joy Global, Inc.	7,655	562,643
PACCAR, Inc.	25,833	1,209,759
Pall Corp.	8,348	497,791
Parker Hannifin Corp.	10,916	922,948
Snap-On, Inc. (L)	4,224	257,537
Stanley Black & Decker, Inc.	12,264	943,837
Xylem, Inc.	13,362	370,796

		19,158,824
Professional Services - 0.1%
Dun & Bradstreet Corp.	3,452	292,488
Equifax, Inc.	8,669	383,690
Robert Half International, Inc.	10,282	311,545

		987,723
Road & Rail - 0.8%
CSX Corp.	76,116	1,638,016
Norfolk Southern Corp.	23,881	1,572,086
Ryder Systems, Inc.	3,701	195,413
Union Pacific Corp.	34,726	3,732,350

		7,137,865
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	21,359	1,155,522
W.W. Grainger, Inc. (L)	4,412	947,742

		2,103,264

		97,163,975

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 20.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	389,592	$8,239,871
F5 Networks, Inc. (I)	5,732	773,591
Harris Corp.	8,237	371,324
JDS Uniphase Corp. (I)	16,555	239,882
Juniper Networks, Inc. (I)	38,075	871,156
Motorola Mobility Holdings, Inc. (I)	19,067	748,189
Motorola Solutions, Inc.	21,283	1,081,815
QUALCOMM, Inc.	122,349	8,322,179

		20,648,007
Computers & Peripherals - 5.6%
Apple, Inc. (I)	67,443	40,430,055
Dell, Inc. (I)	110,458	1,833,603
EMC Corp. (I)	148,510	4,437,479
Hewlett-Packard Company	142,958	3,406,689
Lexmark International, Inc., Class A	5,124	170,322
NetApp, Inc. (I)	26,257	1,175,526
SanDisk Corp. (I)	17,534	869,511
Western Digital Corp. (I)	16,922	700,402

		53,023,587
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	11,815	706,183
Corning, Inc.	110,085	1,549,997
FLIR Systems, Inc.	11,143	282,029
Jabil Circuit, Inc.	13,330	334,850
Molex, Inc. (L)	9,933	279,316
TE Connectivity, Ltd.	30,828	1,132,929

		4,285,304
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (I)	12,861	471,999
eBay, Inc. (I)	82,849	3,056,300
Google, Inc., Class A (I)	18,345	11,763,548
VeriSign, Inc. (L)	11,539	442,405
Yahoo!, Inc. (I)	87,797	1,336,270

		17,070,522
IT Services - 3.8%
Accenture PLC, Class A	46,816	3,019,632
Automatic Data Processing, Inc.	35,486	1,958,472
Cognizant Technology
Solutions Corp., Class A (I)	21,945	1,688,668
Computer Sciences Corp.	11,217	335,837
Fidelity National Information Services, Inc.	16,964	561,848
Fiserv, Inc. (I)	10,025	695,635
International Business Machines Corp.	83,812	17,487,374
MasterCard, Inc., Class A	7,687	3,232,691
Paychex, Inc.	23,332	723,059
SAIC, Inc. (I)	19,992	263,894
Teradata Corp. (I)	12,109	825,228
The Western Union Company	44,872	789,747
Total Systems Services, Inc.	11,571	266,943
Visa, Inc., Class A	35,983	4,245,994

		36,095,022
Office Electronics - 0.1%
Xerox Corp.	96,342	778,443
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (I)(L)	42,480	340,690
Altera Corp.	23,319	928,563
Analog Devices, Inc.	21,544	870,378
Applied Materials, Inc.	93,394	1,161,821
Broadcom Corp., Class A (I)	35,480	1,394,364
First Solar, Inc. (I)(L)	4,254	106,563

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	361,386	$10,158,560
KLA-Tencor Corp.	12,061	656,360
Linear Technology Corp.	16,563	558,173
LSI Corp. (I)	40,998	355,863
Microchip Technology, Inc. (L)	13,893	516,820
Micron Technology, Inc. (I)	71,454	578,777
Novellus Systems, Inc. (I)(L)	5,109	254,990
NVIDIA Corp. (I)	44,171	679,792
Teradyne, Inc. (I)(L)	13,480	227,677
Texas Instruments, Inc.	82,822	2,783,647
Xilinx, Inc.	18,922	689,328

		22,262,366
Software - 3.7%
Adobe Systems, Inc. (I)	35,719	1,225,519
Autodesk, Inc. (I)	16,349	691,890
BMC Software, Inc. (I)	11,879	477,061
CA, Inc.	26,347	726,123
Citrix Systems, Inc. (I)	13,424	1,059,288
Electronic Arts, Inc. (I)	23,971	395,042
Intuit, Inc.	21,332	1,282,693
Microsoft Corp.	540,183	17,420,902
Oracle Corp.	283,564	8,268,726
Red Hat, Inc. (I)	13,971	836,723
Salesforce.com, Inc. (I)	9,838	1,520,069
Symantec Corp. (I)	52,765	986,706

		34,890,742

		189,053,993
Materials - 3.4%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	15,234	1,398,481
Airgas, Inc.	4,979	442,982
CF Industries Holdings, Inc.	4,736	865,030
E.I. du Pont de Nemours & Company	67,435	3,567,312
Eastman Chemical Company (L)	9,908	512,145
Ecolab, Inc.	21,069	1,300,379
FMC Corp.	5,052	534,805
International Flavors & Fragrances, Inc.	5,854	343,044
Monsanto Company	38,729	3,089,025
PPG Industries, Inc.	10,995	1,053,321
Praxair, Inc.	21,585	2,474,504
Sigma-Aldrich Corp. (L)	8,733	638,033
The Dow Chemical Company	85,744	2,970,172
The Mosaic Company	21,541	1,191,002
The Sherwin-Williams Company	6,254	679,622

		21,059,857
Construction Materials - 0.1%
Vulcan Materials Company	9,349	399,483
Containers & Packaging - 0.1%
Ball Corp.	11,293	484,244
Bemis Company, Inc. (L)	7,457	240,787
Owens-Illinois, Inc. (I)	11,893	277,583
Sealed Air Corp.	13,892	268,255

		1,270,869
Metals & Mining - 0.8%
Alcoa, Inc.	77,117	772,712
Allegheny Technologies, Inc.	7,741	318,697
Cliffs Natural Resources, Inc. (L)	10,273	711,508
Freeport-McMoRan Copper & Gold, Inc.	68,565	2,608,213
Newmont Mining Corp.	35,810	1,835,979
Nucor Corp.	22,922	984,500
Titanium Metals Corp.	5,956	80,763

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
United States Steel Corp. (L)	10,417	$305,947

		7,618,319
Paper & Forest Products - 0.2%
International Paper Company	31,617	1,109,757
MeadWestvaco Corp.	12,366	390,642

		1,500,399

		31,848,927
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.7%
American Tower Corp.	28,479	1,794,747
AT&T, Inc.	428,857	13,393,204
CenturyLink, Inc.	44,820	1,732,293
Frontier Communications Corp. (L)	71,976	300,140
Verizon Communications, Inc.	205,108	7,841,279
Windstream Corp. (L)	42,421	496,750

		25,558,413
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (I)	18,109	965,934
MetroPCS Communications, Inc. (I)	21,240	191,585
Sprint Nextel Corp. (I)	216,816	617,926

		1,775,445

		27,333,858
Utilities - 3.3%
Electric Utilities - 1.8%
American Electric Power Company, Inc.	34,968	1,349,065
Duke Energy Corp. (L)	96,628	2,030,154
Edison International	23,567	1,001,833
Entergy Corp.	12,776	858,547
Exelon Corp.	61,565	2,413,964
FirstEnergy Corp.	30,251	1,379,143
NextEra Energy, Inc.	30,106	1,838,874
Northeast Utilities	12,818	475,804
Pepco Holdings, Inc. (L)	16,464	311,005
Pinnacle West Capital Corp.	7,903	378,554
PPL Corp.	41,898	1,184,037
Progress Energy, Inc.	21,355	1,134,164
Southern Company	62,684	2,816,392

		17,171,536
Gas Utilities - 0.1%
AGL Resources, Inc.	8,470	332,193
ONEOK, Inc.	7,515	613,675

		945,868
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)	16,474	258,148
The AES Corp. (I)	46,510	607,886

		866,034
Multi-Utilities - 1.3%
Ameren Corp.	17,551	571,812
CenterPoint Energy, Inc.	30,819	607,751
CMS Energy Corp.	18,609	409,398
Consolidated Edison, Inc. (L)	21,186	1,237,686
Dominion Resources, Inc.	41,240	2,111,900
DTE Energy Company	12,254	674,338
Integrys Energy Group, Inc.	5,673	300,612
NiSource, Inc.	20,411	497,008
PG&E Corp.	29,809	1,294,009
Public Service Enterprise Group, Inc.	36,605	1,120,479
SCANA Corp. (L)	8,388	382,577
Sempra Energy	17,403	1,043,484

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
TECO Energy, Inc.	15,610	$273,956
Wisconsin Energy Corp.	16,673	586,556
Xcel Energy, Inc.	35,215	932,141

		12,043,707

		31,027,145

TOTAL COMMON STOCKS (Cost $765,272,653)		$920,768,754

WARRANTS - 0.0%
Financials - 0.0%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	11

TOTAL WARRANTS (Cost $17)		$11

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,998,925	20,006,440

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,006,587)		$20,006,440

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Notes,
0.055%, 04/25/2012 *	$5,000,000	$4,999,817
Federal Home Loan Bank Discount Notes,
0.065%, 04/25/2012 *	10,000,000	9,999,567

		14,999,384
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $3,927,003 on 04/02/2012,
collateralized by $3,540,000 U.S. Treasury
Notes, 3.375% due 11/15/2019 (valued at
$4,009,050, including interest)	3,927,000	3,927,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,926,384)		$18,926,384

Total Investments (500 Index Trust B)
(Cost $804,205,641) - 101.8%		$959,701,589
Other assets and liabilities, net - (1.8%)		(17,080,092)

TOTAL NET ASSETS - 100.0%		$942,621,497

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.0%
U.S. Government - 4.4%
U.S. Treasury Bonds 3.125%, 11/15/2041	$12,435,000	$11,881,257
U.S. Treasury Notes
1.375%, 02/28/2019	2,000,000	1,970,782
1.500%, 06/30/2016	2,525,000	2,591,478
2.000%, 11/15/2021 to 02/15/2022	28,410,000	27,858,284
2.250%, 07/31/2018	4,000,000	4,196,564
2.750%, 02/28/2018	3,000,000	3,245,859
3.125%, 05/15/2021	1,055,000	1,147,807
U.S. Treasury Strips, PO
2.906%, 11/15/2030	4,985,000	2,665,609

		55,557,640

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 24.6%
Federal Home Loan Mortgage Corp.
3.000%, TBA		$1,430,000	$1,478,647
4.500%, 09/01/2023		1,432,967	1,528,180
5.000%, 03/01/2041		922,033	1,017,809
6.500%, 06/01/2037 to 09/01/2039		5,736,979	6,388,647
Federal National Mortgage Association
2.390%, 08/01/2034 (P)		2,075,532	2,211,739
2.800%, 07/01/2033 (P)		51,765	55,163
4.000%, TBA		37,500,000	39,372,121
4.000%, 10/01/2040 to 01/01/2042		40,619,201	42,836,637
4.500%, TBA		53,500,000	56,909,849
4.500%, 06/01/2041		15,539,028	16,682,378
5.000%, TBA		14,000,000	15,124,484
5.000%, 05/01/2018 to 04/01/2041		39,714,601	43,109,281
5.500%, 02/01/2018 to 11/01/2039		30,473,689	33,350,829
6.000%, 05/01/2035 to 07/01/2038		22,286,451	24,709,348
6.500%, 02/01/2036 to 06/01/2039		11,317,507	12,655,760
7.000%, 12/01/2012 to 06/01/2032		784,443	885,298
7.500%, 09/01/2029 to 08/01/2031		134,058	157,822
Government National
Mortgage Association
4.000%, TBA		7,500,000	8,048,617
5.000%, 04/15/2035		2,210,414	2,445,460
5.500%, 03/15/2035		1,982,142	2,216,068
6.000%, 03/15/2033 to 06/15/2033		936,857	1,058,703
6.500%, 09/15/2028 to 08/15/2031		217,104	248,563
7.000%, 04/15/2029		80,618	92,753
8.000%, 10/15/2026 to 05/15/2029		92,028	108,627

			312,692,783

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $362,682,156)			$368,250,423

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%
City of Buenos Aires, Bond
9.950%, 03/01/2017 (S)		1,120,000	1,057,616
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	883,981
5.830%, 12/31/2033 (P)		3,617,497	1,069,801
12/15/2035 (I)		19,532,033	590,555

			3,601,953
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,481,340
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	857,043
Mexico - 0.1%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,735,867
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	526,320
9.375%, 04/01/2029		130,000	208,195

			734,515
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	136,530

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	$192,997
8.000%, 12/07/2015		125,000	253,523

			446,520

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,980,905)			$8,993,768

CORPORATE BONDS - 42.2%
Consumer Discretionary - 5.1%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$980,000	1,014,300
AMC Entertainment, Inc.
8.750%, 06/01/2019		405,000	424,238
American Standard Americas
10.750%, 01/15/2016 (S)		355,000	255,600
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	620,000	356,624
AutoNation, Inc.
5.500%, 02/01/2020		$1,020,000	1,035,300
6.750%, 04/15/2018		510,000	549,525
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,455,000	1,513,200
Cablevision Systems Corp.
8.625%, 09/15/2017		335,000	364,731
CBS Corp.
7.875%, 07/30/2030		1,285,000	1,658,317
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		920,000	929,200
CCO Holdings LLC
8.125%, 04/30/2020		390,000	432,900
Cinemark USA, Inc.
7.375%, 06/15/2021		490,000	525,525
8.625%, 06/15/2019		445,000	493,950
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,219,905
Corp. GEO SAB de CV
8.875%, 03/27/2022 (S)		1,030,000	1,053,175
CSC Holdings, Inc.
7.875%, 02/15/2018		915,000	1,022,513
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	1,879,544
DIRECTV Holdings LLC
6.350%, 03/15/2040		680,000	750,148
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	721,875
Exide Technologies
8.625%, 02/01/2018		1,360,000	1,139,000
Expedia, Inc.
5.950%, 08/15/2020		1,155,000	1,189,146
Ford Motor Credit Company LLC
5.000%, 05/15/2018		1,130,000	1,170,210
Greektown Superholdings, Inc.
13.000%, 07/01/2015		1,728,000	1,896,480
Grupo Televisa SAB
6.625%, 01/15/2040		735,000	827,600
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	991,841
Hillman Group, Inc.
10.875%, 06/01/2018		785,000	822,288
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		655,000	685,029
6.000%, 05/05/2015 (S)		960,000	1,051,139

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hyva Global BV
8.625%, 03/24/2016 (S)	$735,000	$630,263
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,100,000	1,078,000
Kabel BW GmbH
7.500%, 03/15/2019 (S)	805,000	869,400
Kia Motors Corp.
3.625%, 06/14/2016 (S)	810,000	825,715
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)	495,000	551,306
Landry’s Restaurants, Inc.
11.625%, 12/01/2015	240,000	267,300
Levi Strauss & Company
7.625%, 05/15/2020	1,215,000	1,284,863
Limited Brands, Inc.
6.625%, 04/01/2021	770,000	834,488
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	819,000	720,720
Macy’s Retail Holdings, Inc.
5.125%, 01/15/2042	265,000	259,469
7.875%, 08/15/2036	1,145,000	1,269,362
MGM Resorts International
8.625%, 02/01/2019 (S)	865,000	927,713
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (S)	453,000	330,690
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,130,000	1,279,309
6.400%, 12/15/2035	305,000	344,852
6.650%, 11/15/2037	1,000,000	1,162,413
6.750%, 01/09/2038	108,000	116,988
7.750%, 12/01/2045	491,000	573,328
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	355,063
Regal Entertainment Group
9.125%, 08/15/2018	275,000	301,125
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,225,000	1,232,546
7.750%, 10/01/2017 (S)	830,000	899,513
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	655,000	631,256
Target Corp.
6.500%, 10/15/2037	1,800,000	2,322,248
Time Warner Cable, Inc.
5.500%, 09/01/2041	750,000	783,204
6.550%, 05/01/2037	1,930,000	2,228,766
6.750%, 07/01/2018	2,905,000	3,543,452
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,168,945
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	2,025,664
Time Warner, Inc.
7.625%, 04/15/2031	451,000	576,101
Toys R US Property Company II LLC
8.500%, 12/01/2017	380,000	396,625
UBM PLC
5.750%, 11/03/2020 (S)	750,000	741,327
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (S)	137,000	145,220
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,790,948
6.875%, 04/30/2036	805,000	1,009,087
Visteon Corp.
6.750%, 04/15/2019	560,000	568,400

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	$690,597	$388,481
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,150,000	1,242,000
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	851,550
6.875%, 11/15/2037	1,130,000	1,439,096

		64,940,099
Consumer Staples - 1.8%
Alliance One International, Inc.
10.000%, 07/15/2016	1,275,000	1,281,375
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,183,253
6.500%, 02/01/2043	540,000	682,341
B&G Foods, Inc.
7.625%, 01/15/2018	540,000	579,825
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	475,000	495,621
8.500%, 06/15/2019	1,000,000	1,221,249
Corp. Lindley SA
6.750%, 11/23/2021 (S)	300,000	319,500
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	785,000	840,931
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,266,312	1,600,391
Del Monte Corp.
7.625%, 02/15/2019	535,000	532,325
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	625,000	636,236
Kraft Foods, Inc.
6.125%, 02/01/2018	1,105,000	1,325,676
Kroger Company
7.000%, 05/01/2018	2,105,000	2,565,846
Lorillard Tobacco Company
6.875%, 05/01/2020	280,000	328,884
Revlon Consumer Products Corp.
9.750%, 11/15/2015	870,000	935,250
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	1,050,000	1,034,250
9.875%, 08/15/2019 (S)	925,000	945,813
Rite Aid Corp.
9.250%, 03/15/2020 (S)	1,795,000	1,812,950
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,080,575
Safeway, Inc.
6.350%, 08/15/2017	820,000	953,940
Tesco PLC
6.150%, 11/15/2037 (S)	900,000	1,053,727
Yankee Candle Company, Inc.
8.500%, 02/15/2015	527,000	540,180

		22,950,138
Energy - 5.7%
Afren PLC
10.250%, 04/08/2019 (S)	370,000	388,056
11.500%, 02/01/2016 (S)	800,000	866,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	295,000	266,975
6.250%, 06/01/2021	700,000	631,750
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,174,672
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	375,000	345,938
7.250%, 06/15/2021 (S)	690,000	636,525

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	$2,245,000	$1,908,250
BP Capital Markets PLC
4.750%, 03/10/2019	2,000,000	2,263,980
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	415,000	423,300
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,334,098
Chesapeake Energy Corp.
6.125%, 02/15/2021	2,218,000	2,195,820
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	581,450
DCP Midstream LLC
9.750%, 03/15/2019 (S)	995,000	1,271,286
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,066,105
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,202,965
DTEK Finance BV
9.500%, 04/28/2015 (S)	410,000	389,500
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	518,238
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	768,601
Energy Transfer Partners LP
4.650%, 06/01/2021	1,000,000	1,018,397
5.200%, 02/01/2022	1,845,000	1,929,431
6.625%, 10/15/2036	1,000,000	1,034,692
9.700%, 03/15/2019	1,060,000	1,354,843
Enersis SA
7.375%, 01/15/2014	633,000	686,587
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,780,218
6.875%, 03/01/2033	471,000	566,474
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,435,000	1,435,000
EV Energy Partners LP
8.000%, 04/15/2019	950,000	973,750
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	496,491
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,625,982
Kerr-McGee Corp.
6.950%, 07/01/2024	1,880,000	2,269,591
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	504,317
5.800%, 03/15/2035	402,000	414,196
7.300%, 08/15/2033	603,000	693,127
7.750%, 03/15/2032	535,000	647,703
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,105,000	1,071,850
8.625%, 04/15/2020	455,000	490,263
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	949,253
Marathon Petroleum Corp.
6.500%, 03/01/2041	730,000	786,355
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,125,000	1,195,313
McMoRan Exploration Company
11.875%, 11/15/2014	735,000	775,425
Newfield Exploration Company
5.750%, 01/30/2022	905,000	947,988

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nexen, Inc.
5.875%, 03/10/2035	$598,000	$616,399
6.400%, 05/15/2037	775,000	849,774
Noble Holding International, Ltd.
4.900%, 08/01/2020	2,500,000	2,670,083
5.250%, 03/15/2042	500,000	495,155
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	1,965,538
7.650%, 04/15/2018	1,090,000	1,289,953
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,652,611
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	825,000	808,500
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,722,644
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	705,000	740,250
Phillips 66
2.950%, 05/01/2017 (S)	1,415,000	1,437,871
Precision Drilling Corp.
6.625%, 11/15/2020	775,000	811,813
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	1,000,000	850,000
Spectra Energy Capital LLC
6.200%, 04/15/2018	750,000	875,769
6.750%, 02/15/2032	589,000	669,982
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,120,645
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	600,000	609,000
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,500,000	1,550,076
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,106,739
6.800%, 03/15/2038	2,100,000	2,342,164
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)	725,000	739,500
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	610,000	648,888
Weatherford International, Inc.
6.800%, 06/15/2037	260,000	286,314
Weatherford International, Ltd.
6.500%, 08/01/2036	1,200,000	1,289,969
Williams Partners LP
7.250%, 02/01/2017	1,590,000	1,912,989

		72,943,381
Financials - 16.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,000,000	991,950
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	655,000	592,775
Aflac, Inc.
8.500%, 05/15/2019	975,000	1,272,213
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/2022	480,000	469,683
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	380,000	373,350
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	578,252
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,854,410

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Company
7.000%, 03/19/2018	$990,000	$1,215,065
American International Group, Inc.
3.800%, 03/22/2017	1,320,000	1,336,273
5.850%, 01/16/2018	1,100,000	1,195,962
6.400%, 12/15/2020	1,500,000	1,697,018
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	918,937
Assurant, Inc.
5.625%, 02/15/2014	461,000	484,629
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,721,516
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	735,000	604,538
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,249,200
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	468,650
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	312,262
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,247,611
5.000%, 05/13/2021	2,000,000	2,002,360
5.650%, 05/01/2018	1,000,000	1,067,227
5.700%, 01/24/2022	4,535,000	4,798,869
6.500%, 08/01/2016	715,000	785,982
7.625%, 06/01/2019	1,065,000	1,227,722
Bank of America NA
5.300%, 03/15/2017	355,000	370,387
6.000%, 10/15/2036	865,000	853,611
Barclays Bank PLC
5.140%, 10/14/2020	760,000	731,902
6.050%, 12/04/2017 (S)	655,000	673,335
10.179%, 06/12/2021 (S)	670,000	787,960
BB&T Corp.
3.200%, 03/15/2016	500,000	525,518
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,250,000	1,303,125
Boston Properties LP
3.700%, 11/15/2018	1,538,000	1,590,246
6.250%, 01/15/2013	191,000	198,472
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	718,000	760,376
Brandywine Operating Partnership LP
7.500%, 05/15/2015	810,000	900,810
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,662,064
Camden Property Trust
5.000%, 06/15/2015	804,000	861,882
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,023,058
4.750%, 07/15/2021	1,500,000	1,577,741
6.150%, 09/01/2016	1,455,000	1,598,904
6.750%, 09/15/2017	930,000	1,094,989
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	640,000	660,800
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,020,000
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,413,829
4.500%, 01/14/2022	1,000,000	1,003,521

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
5.375%, 08/09/2020	$1,500,000	$1,610,588
5.850%, 12/11/2034	820,000	836,102
6.125%, 11/21/2017	1,645,000	1,835,644
CNA Financial Corp.
6.500%, 08/15/2016	2,030,000	2,280,752
7.250%, 11/15/2023	1,210,000	1,359,617
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	865,000	934,200
CommonWealth REIT
6.650%, 01/15/2018	905,000	973,111
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.375%, 01/19/2017	705,000	720,590
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,652,000	2,098,040
Credit Suisse New York
4.375%, 08/05/2020	1,380,000	1,433,878
DDR Corp.
7.500%, 04/01/2017	1,570,000	1,780,951
Discover Bank
7.000%, 04/15/2020	625,000	716,936
Discover Financial Services
10.250%, 07/15/2019	1,320,000	1,732,423
Dresdner Bank AG
7.250%, 09/15/2015	627,000	642,675
Entertainment Properties Trust
7.750%, 07/15/2020	921,000	968,072
ERP Operating LP
5.125%, 03/15/2016	1,000,000	1,095,427
5.750%, 06/15/2017	1,730,000	1,972,785
First Horizon National Corp.
5.375%, 12/15/2015	910,000	966,824
General Electric Capital Corp.
0.983%, 08/15/2036 (P)	1,820,000	1,334,067
4.375%, 09/16/2020	835,000	879,098
5.300%, 02/11/2021	575,000	622,523
5.625%, 05/01/2018	1,100,000	1,274,662
5.875%, 01/14/2038	1,010,000	1,107,019
5.900%, 05/13/2014	2,000,000	2,198,088
6.000%, 08/07/2019	880,000	1,027,317
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	622,300
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,890,000	1,450,575
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,460,000	1,510,766
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	433,285
5.500%, 03/30/2020	2,500,000	2,670,868
6.625%, 03/30/2040	1,090,000	1,122,603
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,242,274
6.450%, 06/25/2012	648,000	655,555
Health Care REIT, Inc.
4.950%, 01/15/2021	810,000	828,883
6.000%, 11/15/2013	755,000	799,828
6.125%, 04/15/2020	1,495,000	1,649,459

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc. (continued)
6.200%, 06/01/2016	$975,000	$1,072,551
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,023,212
6.500%, 01/17/2017	1,075,000	1,178,328
Host Hotels & Resorts LP
5.250%, 03/15/2022 (S)	1,075,000	1,069,625
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,095,000	1,075,049
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	415,800
Jefferies Group, Inc.
5.125%, 04/13/2018	2,100,000	2,037,000
6.875%, 04/15/2021	830,000	844,525
8.500%, 07/15/2019	940,000	1,043,400
JPMorgan Chase & Company
3.450%, 03/01/2016	333,000	347,142
4.500%, 01/24/2022	1,300,000	1,351,905
6.000%, 01/15/2018	2,510,000	2,902,873
6.300%, 04/23/2019	1,000,000	1,155,180
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,230,000	1,347,490
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	352,625
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	882,446
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)	1,470,000	1,433,250
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,650,861
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,137,963
8.750%, 07/01/2019	1,470,000	1,860,310
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,532,000	2,361,090
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	749,530
6.375%, 01/21/2021	1,165,000	1,250,089
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)	520,000	358,800
Mack-Cali Realty LP
7.750%, 08/15/2019	700,000	844,959
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	685,000	687,387
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	795,000	793,790
Markel Corp.
5.350%, 06/01/2021	1,500,000	1,563,507
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,550,000	1,722,704
7.750%, 05/14/2038	610,000	664,134
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,569,654
Morgan Stanley
4.750%, 03/22/2017	1,980,000	1,980,226
5.500%, 07/28/2021	2,250,000	2,198,099
5.750%, 01/25/2021	2,740,000	2,689,168
5.950%, 12/28/2017	1,265,000	1,302,119
6.625%, 04/01/2018	470,000	494,794

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
7.300%, 05/13/2019	$1,275,000	$1,371,724
MPT Operating Partnership LP
6.375%, 02/15/2022	820,000	832,300
6.875%, 05/01/2021	575,000	600,875
Nationstar Mortgage
10.875%, 04/01/2015	1,210,000	1,273,525
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,030,704
Nelnet, Inc.
3.846%, 09/29/2036 (P)	630,000	502,739
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,650,000	1,651,341
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,173,906
ProLogis LP
4.500%, 08/15/2017	795,000	818,745
6.250%, 03/15/2017	2,142,000	2,358,648
7.625%, 08/15/2014	1,041,000	1,158,051
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	560,000
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,347,489
5.950%, 09/15/2016	1,530,000	1,697,936
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,593,912
Regions Financial Corp.
0.644%, 06/26/2012 (P)	695,000	693,160
7.750%, 11/10/2014	1,200,000	1,315,500
Santander Holdings USA, Inc.
4.625%, 04/19/2016	315,000	319,140
SL Green Realty Corp.
7.750%, 03/15/2020	1,265,000	1,440,700
Svenska Handelsbanken AB
2.875%, 04/04/2017	1,325,000	1,324,265
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,679,004
Synovus Financial Corp.
7.875%, 02/15/2019	510,000	525,300
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,430,000	1,765,827
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	548,516
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,064,910
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	960,000	1,010,400
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,000,000	999,538
5.250%, 07/27/2021	725,000	717,428
5.375%, 03/15/2020	2,200,000	2,235,752
5.750%, 01/24/2022	2,185,000	2,246,958
5.950%, 01/18/2018	725,000	780,788
6.150%, 04/01/2018	1,555,000	1,676,848
6.750%, 10/01/2037	2,300,000	2,241,644
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	385,000	405,813

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	$1,555,000	$1,677,638
Unum Group
7.125%, 09/30/2016	910,000	1,038,745
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,465,969
USB Realty Corp.
1.614%, 01/15/2017 (P)(Q)(S)	1,610,000	1,221,282
Ventas Realty LP
4.750%, 06/01/2021	1,025,000	1,033,808
Vornado Realty LP
4.250%, 04/01/2015	2,345,000	2,458,709
5.000%, 01/15/2022	1,250,000	1,276,696
W.R. Berkley Corp.
5.600%, 05/15/2015	755,000	804,207
6.150%, 08/15/2019	699,000	750,945
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,148,497
Wachovia Corp.
5.750%, 06/15/2017	930,000	1,071,173
Washington Mutual Bank
3.363%, 01/15/2015 (H)	1,070,000	21
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,011,220
6.750%, 09/02/2019 (S)	755,000	872,692
Weyerhaeuser Company
7.375%, 03/15/2032	1,505,000	1,599,669
Willis Group Holdings PLC
5.750%, 03/15/2021	2,205,000	2,335,618
Willis North America, Inc.
7.000%, 09/29/2019	1,235,000	1,428,271
XLIT Group, Ltd.
5.750%, 10/01/2021	1,000,000	1,089,807

		203,126,707
Health Care - 1.0%
Alere, Inc.
7.875%, 02/01/2016	895,000	933,038
8.625%, 10/01/2018	455,000	470,925
BioScrip, Inc.
10.250%, 10/01/2015	695,000	752,338
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)	1,007,813	1,035,528
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,160,227
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	915,000	979,050
HCA, Inc.
7.500%, 02/15/2022	880,000	937,200
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,195,000	1,430,911
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,009,391
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	619,383
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	215,000	217,688
6.875%, 12/01/2018 (S)	830,000	836,225
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,218,009

		12,599,913

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 3.4%
Air Lease Corp.
5.625%, 04/01/2017 (S)	$275,000	$273,969
Aircastle, Ltd.
6.750%, 04/15/2017 (S)	375,000	375,000
7.625%, 04/15/2020 (S)	390,000	390,000
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	545,884	564,990
Avis Budget Car Rental LLC
8.250%, 01/15/2019 (S)	315,000	327,600
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	680,150
Coleman Cable, Inc.
9.000%, 02/15/2018	515,000	542,038
Colt Defense LLC
8.750%, 11/15/2017	625,000	420,313
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	783,063	832,005
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	430,789	450,691
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	308,362	331,860
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	311,990	309,244
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,194,378	1,295,064
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	387,392	402,887
Continental Airlines 2012-1 Class B Pass
Through Trusts
6.250%, 04/11/2020	600,000	610,500
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,934,208
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,455,581	1,531,999
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,304,622	1,428,562
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	463,131	501,340
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	960,000	1,023,600
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	678,000	722,070
Ducommun, Inc.
9.750%, 07/15/2018	180,000	190,800
Embraer Overseas, Ltd.
6.375%, 01/15/2020	815,000	897,560
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	372,750
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	895,000	958,769
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	720,000	784,800
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	670,000	725,275

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp.
7.125%, 03/15/2020	$755,000	$806,902
Navios South American Logistics, Inc.
9.250%, 04/15/2019	1,195,000	1,045,625
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	913,682	950,229
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	888,650	931,927
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	900,000	935,370
7.000%, 04/21/2020 (S)	710,000	791,508
7.500%, 09/14/2015 (Q)(S)	365,000	373,140
Steelcase, Inc.
6.375%, 02/15/2021	1,270,000	1,303,964
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,660,000	2,781,600
Textron, Inc.
5.600%, 12/01/2017	1,095,000	1,187,079
7.250%, 10/01/2019	670,000	768,958
The Hertz Corp.
6.750%, 04/15/2019	1,295,000	1,340,325
6.750%, 04/15/2019 (S)	175,000	181,125
Tutor Perini Corp.
7.625%, 11/01/2018	790,000	797,900
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	539,280
6.550%, 10/01/2017	945,000	1,118,575
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	909,659	923,304
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	414,642	472,692
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	889,154	1,018,081
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,227,970
United Air Lines 2007-1 Class C Pass
Through Trust
3.059%, 07/02/2014 (P)	2,034,849	1,938,194
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,025,000	1,144,413
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,080,000	1,209,384
Waste Management, Inc.
7.750%, 05/15/2032	625,000	849,794

		43,515,383
Information Technology - 0.2%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,285,000	1,336,400
Hewlett-Packard Company
4.375%, 09/15/2021	740,000	759,118

		2,095,518
Materials - 3.1%
Alcoa, Inc.
5.400%, 04/15/2021	675,000	697,240
5.720%, 02/23/2019	560,000	596,527
5.870%, 02/23/2022	1,250,000	1,301,951

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Allegheny Technologies, Inc.
5.950%, 01/15/2021	$300,000	$325,061
9.375%, 06/01/2019	680,000	858,361
American Pacific Corp.
9.000%, 02/01/2015	570,000	573,563
ArcelorMittal
5.500%, 03/01/2021	1,000,000	981,135
6.125%, 06/01/2018	530,000	556,732
6.750%, 03/01/2041	725,000	677,679
9.850%, 06/01/2019	880,000	1,058,605
Braskem America Finance Company
7.125%, 07/22/2041 (S)	935,000	938,273
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,880,000	2,113,120
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	550,000	583,688
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	303,000	320,843
Commercial Metals Company
7.350%, 08/15/2018	820,000	847,675
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	509,384
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,040,195
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,555,000	1,532,500
8.250%, 11/01/2019 (S)	435,000	456,750
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,715,000	1,913,757
7.250%, 06/01/2028	430,000	505,051
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	885,000	937,481
Graphic Packaging International, Inc.
7.875%, 10/01/2018	260,000	287,950
9.500%, 06/15/2017	560,000	621,600
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	880,000	935,325
International Paper Company
9.375%, 05/15/2019	870,000	1,149,177
JMC Steel Group
8.250%, 03/15/2018 (S)	475,000	494,000
Lyondellbasell Industries NV
5.000%, 04/15/2019 (S)	600,000	601,124
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,015,000	1,015,000
Metinvest BV
8.750%, 02/14/2018 (S)	1,145,000	1,036,225
Mongolian Mining Corp.
8.875%, 03/29/2017 (S)	1,200,000	1,187,174
Polymer Group, Inc.
7.750%, 02/01/2019	285,000	299,963
Pretium Packaging LLC
11.500%, 04/01/2016	420,000	441,000
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,240,000	1,298,900
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	375,393
Severstal Columbus LLC
10.250%, 02/15/2018	320,000	342,400
SunCoke Energy, Inc.
7.625%, 08/01/2019	665,000	683,288
Taseko Mines, Ltd.
7.750%, 04/15/2019	320,000	304,800
Teck Resources, Ltd.
10.750%, 05/15/2019	250,000	310,546

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Temple-Inland, Inc.
6.625%, 01/15/2018		$1,685,000	$1,946,185
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		975,000	906,750
Vale Overseas, Ltd.
6.875%, 11/10/2039		865,000	1,007,593
Valspar Corp.
4.200%, 01/15/2022		1,000,000	1,023,432
Verso Paper Holdings LLC
8.750%, 02/01/2019		270,000	148,500
Vulcan Materials Company
7.500%, 06/15/2021		325,000	359,938
Westvaco Corp.
7.950%, 02/15/2031		1,805,000	1,950,293
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		1,500,000	1,547,991

			39,600,118
Telecommunication Services - 2.8%
America Movil SAB de CV
5.000%, 03/30/2020		975,000	1,083,835
American Tower Corp.
4.700%, 03/15/2022		1,005,000	1,012,677
5.900%, 11/01/2021		1,500,000	1,652,868
AT&T, Inc.
5.350%, 09/01/2040		580,000	614,789
6.450%, 06/15/2034		217,000	255,189
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	2,159,864
6.550%, 06/15/2034		1,580,000	1,798,958
CenturyLink, Inc.
5.800%, 03/15/2022		1,215,000	1,186,019
6.450%, 06/15/2021		775,000	795,270
7.600%, 09/15/2039		1,780,000	1,679,823
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,895,000	1,949,125
6.113%, 01/15/2020 (S)		1,320,000	1,466,624
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,862,454
Digicel, Ltd.
7.000%, 02/15/2020 (S)		300,000	305,250
Embarq Corp.
7.995%, 06/01/2036		2,092,000	2,109,776
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,655,000	1,700,051
7.628%, 06/15/2016 (S)		825,000	797,381
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,290,000	2,356,298
Nextel Communications, Inc.
7.375%, 08/01/2015		1,020,000	984,300
NII Capital Corp.
8.875%, 12/15/2019		930,000	974,175
Oi SA
9.750%, 09/15/2016 (S)	BRL	2,010,000	1,139,637
PAETEC Holding Corp.
9.875%, 12/01/2018		$936,000	1,057,680
Qwest Communications International, Inc.
8.000%, 10/01/2015		670,000	715,225
SBA Tower Trust
5.101%, 04/15/2017 (S)		1,200,000	1,295,087
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	573,750
Telecom Italia Capital SA
7.200%, 07/18/2036		970,000	940,900

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
6.900%, 04/15/2038	$1,715,000	$2,182,312
West Corp.
11.000%, 10/15/2016	1,075,000	1,142,188

		35,791,505
Utilities - 3.1%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,055,000	1,143,823
Appalachian Power Company
5.800%, 10/01/2035	1,961,000	2,186,872
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,241,726
Beaver Valley II Funding
9.000%, 06/01/2017	1,504,000	1,566,431
BVPS II Funding Corp.
8.890%, 06/01/2017	659,000	721,493
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	701,666
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	790,000	837,400
CMS Energy Corp.
5.050%, 03/15/2022	1,005,000	1,010,906
Commonwealth Edison Company
5.800%, 03/15/2018	1,080,000	1,290,496
DPL, Inc.
7.250%, 10/15/2021 (S)	1,310,000	1,454,100
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,041,302
Exelon Generation Company LLC
6.250%, 10/01/2039	925,000	1,079,201
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,628,000	1,628,000
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,285,000	1,278,575
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,145,000	1,168,376
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	930,000	1,040,690
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	800,987
Midwest Generation LLC, Series B
8.560%, 01/02/2016	880,518	838,693
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,957,952
6.800%, 01/15/2019	1,000,000	1,183,475
NRG Energy, Inc.
7.625%, 01/15/2018	980,000	982,450
8.250%, 09/01/2020	865,000	852,025
NV Energy, Inc.
6.250%, 11/15/2020	605,000	656,352
PNM Resources, Inc.
9.250%, 05/15/2015	1,764,000	2,035,215
PNPP II Funding Corp.
9.120%, 05/30/2016	572,000	607,241
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,255,000	1,255,000
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,155,351

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PSEG Power LLC
8.625%, 04/15/2031	$736,000	$1,042,312
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	590,782	630,695
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	705,000	719,967
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	839,454
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,498,766
W3A Funding Corp.
8.090%, 01/02/2017	346,409	343,270
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	960,000	988,800

		38,779,062

TOTAL CORPORATE BONDS (Cost $501,972,426)		$536,341,824

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Allfirst Preferred Capital Trust
2.072%, 07/15/2029 (P)	1,025,000	769,509
Aon Corp.
8.205%, 01/01/2027	800,000	926,075
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,750,000	1,741,250
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	800,000	964,000
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	545,000	574,604
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	1,680,000	1,726,553
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	655,000	622,250
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%)
11/15/2037	890,000	918,578
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	390,000
State Street Capital Trust III
5.464%, 06/04/2012 (P)(Q)	1,650,000	1,656,435
State Street Capital Trust IV
1.474%, 06/15/2037 (P)	2,260,000	1,661,080
SunTrust Preferred Capital I
4.000%, 04/13/2012 (Q)	425,000	301,750
USB Capital IX
3.500%, 04/15/2017 (P)(Q)	1,745,000	1,345,186

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	$890,000	$881,100
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,336,525

		15,814,895

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,936,032)		$15,814,895

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	320,000	472,400
Industrials - 0.1%
US Airways Group, Inc.
7.250%, 05/15/2014	430,000	777,763

TOTAL CONVERTIBLE BONDS (Cost $775,463)		$1,250,163

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.2%
CCM Merger, Inc. 7.000%, 03/01/2017	473,049	473,837
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,536,970	1,506,230

		1,980,067
Financials - 0.0%
iStar Financial, Inc. 7.000%, 06/30/2014	570,000	568,048

TOTAL TERM LOANS (Cost $2,547,532)		$2,548,115

MUNICIPAL BONDS - 0.7%
George Washington University (District of
Columbia) 5.095%, 09/15/2032 (P)	4,485,000	4,667,988
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,688,594
State of California 7.600%, 11/01/2040	535,000	692,183
State of Illinois 5.100%, 06/01/2033	570,000	539,699

TOTAL MUNICIPAL BONDS (Cost $7,603,946)		$8,588,464

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.7%
Commercial & Residential - 14.4%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.153%, 12/25/2046	10,019,812	588,083
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.782%, 02/25/2045 (P)	1,887,128	1,624,219
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,505,000	1,588,204
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,066,554
Americold LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	847,726
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	1,550,000	1,572,229
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.063%, 10/10/2045 (S)	249,264,250	861,208

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	$2,524,154	$2,620,809
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,130,000	2,263,334
Series 2006-2, Class AM,
5.766%, 05/10/2045 (P)	1,550,000	1,674,594
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,900,000	2,132,302
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.502%, 03/15/2022 (P)(S)	4,075,392	4,055,317
Series 2005-MIB1, Class E,
0.642%, 03/15/2022 (P)(S)	1,320,000	1,282,478
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2007-3, Class AM,
5.633%, 06/10/2049 (P)	1,000,000	973,804
Series 2007-4, Class AM,
5.791%, 02/10/2051 (P)	1,200,000	1,199,671
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.592%, 01/25/2035 (P)	1,781,483	1,541,307
Series 2005-3, Class B2,
2.681%, 04/25/2035 (P)	991,667	19,676
Bear Stearns Asset Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	270,669	270,091
Series 2003-AC4, Class A,
5.500%, 09/25/2033	265,590	273,863
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.264%, 02/13/2046 (S)	24,552,563	359,474
Series 2004-PWR5, Class X1 IO,
0.298%, 07/11/2042 (S)	23,441,741	412,926
Series 2006-T24, Class AY IO,
0.446%, 10/12/2041 (S)	115,811,001	805,581
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,130,000	681,600
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.452%, 12/25/2036 (P)	1,381,955	656,944
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3,
5.726%, 03/15/2049 (P)	2,064,000	2,340,844
Series 2008-C7, Class AM,
6.074%, 12/10/2049 (P)	1,000,000	988,358
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
2.561%, 04/25/2035 (P)	533,477	8,085
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.225%, 07/15/2044 (P)	500,000	410,112
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class XA IO,
2.720%, 12/10/2044 (S)	6,265,000	993,046
Series 2011-THL, Class A,
3.376%, 06/09/2028 (S)	2,000,000	2,037,620
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	905,000	928,786

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	$3,075,000	$3,527,901
Series 2012-LC4, Class C,
5.825%, 12/10/2044 (P)	725,000	730,690
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB2, Class 4A,
2.609%, 07/20/2034 (P)	2,798,363	2,639,763
Series 2005-12, Class 2A5,
5.500%, 05/25/2035	357,663	357,925
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.134%, 02/15/2038 (S)	42,224,095	365,703
Series 2004-C4, Class A4,
4.283%, 10/15/2039	25,058	25,038
DBUBS Mortgage Trust,
Series 2011-LC2A, Class C
5.446%, 07/10/2044 (P)(S)	1,000,000	1,006,179
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	1,000,000	1,010,968
Series 2010-ESHA, Class C,
4.860%, 11/05/2027 (S)	1,000,000	1,012,437
First Horizon Alternative Mortgage
Securities, Series 2004-AA5, Class B1
2.332%, 12/25/2034 (P)	700,712	79,593
FREMF Mortgage Trust
Series 2011, Class K11,
4.420%, 12/25/2048 (P)(S)	875,000	855,586
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,000,000	992,547
G-Force LLC, Series 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	522,782
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.543%, 06/10/2048 (S)	58,326,158	758,182
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,756,485
Series 2002-2A, Class A3,
5.349%, 08/11/2036	420,927	423,568
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.179%, 08/19/2034 (P)	2,088,947	1,976,087
Greenwich Capital
Commercial Funding Corp.
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	417,990
Series 2006-GG7, Class AM,
5.883%, 07/10/2038 (P)	3,425,000	3,564,706
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.308%, 07/10/2039 (S)	83,736,631	1,433,487
Series 2011-GC3, Class X IO,
1.155%, 03/10/2044 (S)	24,087,864	1,308,284
Series ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	706,277
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,464,150
Series 2007-GG10, Class A4,
5.787%, 08/10/2045 (P)	2,000,000	2,218,916

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.664%, 09/25/2035 (P)	$1,275,205	$1,173,218
Series 2004-9, Class B1,
3.083%, 08/25/2034 (P)	1,543,924	648,800
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	29,658,455	187,738
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	35,399,382	221,246
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	43,200,943	269,574
Series 2005-11, Class X IO,
2.130%, 08/19/2045	6,457,825	275,452
Series 2004-11, Class X1 IO,
2.140%, 01/19/2035	11,300,839	823,490
Series 2005-8, Class 1X IO,
2.272%, 09/19/2035	11,409,577	574,338
Series 2004-7, Class 2A3,
2.425%, 11/19/2034 (P)	470,776	350,027
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.759%, 10/25/2036	27,991,647	1,321,486
Series 2005-AR18, Class 1X IO,
2.099%, 10/25/2036	17,520,290	1,126,730
Series 2005-AR5, Class B1,
2.642%, 05/25/2035 (P)	658,543	4,677
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	957,545	77,602
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.552%, 05/15/2045	82,151,162	1,649,677
Series 2011-C3A, Class XA IO,
1.345%, 02/15/2046 (S)	27,272,315	1,828,963
Series 2011-C4, Class XA IO,
1.617%, 07/15/2046 (S)	35,884,241	2,754,044
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,040,000	2,192,233
Series 2005-LDP5, Class A4,
5.205%, 12/15/2044 (P)	5,990,000	6,680,839
Series 2005-PDP5, Class AM,
5.247%, 12/15/2044 (P)	4,825,000	5,214,141
Series 2011-C4, Class C,
5.252%, 07/15/2046 (P)(S)	1,125,000	1,129,523
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	1,900,350	1,914,857
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,368,821
Series 2005-LDP5, Class G,
5.360%, 12/15/2044 (P)(S)	500,000	332,357
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,383,197	4,856,389
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,820,491
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,490,000	2,767,777
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,731,889
Series 2006-LDP7, Class AM,
5.871%, 04/15/2045 (P)	1,980,000	2,135,450
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.812%, 02/15/2040 (S)	30,641,362	657,931

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	$1,000,000	$1,035,856
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,505,000	2,694,844
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,664,216
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,185,000	2,256,447
Series 2006-C4, Class A4,
5.866%, 06/15/2038 (P)	1,502,000	1,708,252
Master Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.648%, 08/25/2034 (P)	2,407,224	2,269,714
Series 2004-13, Class 2A1,
2.658%, 04/21/2034 (P)	1,227,141	1,227,406
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.107%, 07/12/2038 (S)	218,131,971	1,230,701
Series 2005-CIP1, Class XP IO,
0.158%, 07/12/2038	108,297,086	389,111
Series 2006-C2, Class X IO,
0.352%, 08/12/2043 (S)	94,046,353	1,208,496
Series 2008-C1, Class X IO,
0.521%, 02/12/2051 (S)	52,483,844	888,919
Series 2004-KEY2, Class A4 IO,
4.864%, 08/12/2039	1,588,012	1,704,221
Series 2006-2, Class A4,
5.898%, 06/12/2046 (P)	2,535,000	2,887,056
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.702%, 03/25/2030 (P)	102,656	94,697
Series 2006-3, Class 2A1,
2.485%, 10/25/2036 (P)	2,053,822	1,869,615
Series 2007-3, Class M1,
5.292%, 09/25/2037 (P)	981,255	502,311
Series 2007-3, Class M2,
5.292%, 09/25/2037 (P)	369,551	36,569
Series 2007-3, Class M3,
5.292%, 09/25/2037 (P)	239,712	10,375
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.193%, 12/13/2041 (S)	59,479,070	713,451
Series 2007-SRR3, Class A,
0.542%, 12/20/2049 (P)(S)	3,000,000	11,700
Series 2007-SRR3, Class B,
0.642%, 12/20/2049 (P)(S)	3,000,000	10,320
Series 2005-IQ9, Class X1 IO,
1.108%, 07/15/2056 (S)	30,349,144	883,403
Series 2011-C3, Class XA IO,
1.399%, 07/15/2049 (S)	22,148,780	1,429,194
Series 2012-C4, Class XA,
2.896%, 03/15/2045 (S)	12,916,666	2,002,626
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,381,173
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,645,000	1,730,183
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,630,000	2,883,464
Series 2008-HQ8, Class AM,
5.467%, 03/12/2044 (P)	2,415,000	2,570,630
Series 2006-T23, Class A4,
5.813%, 08/12/2041 (P)	1,469,000	1,678,935

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	$580,000	$411,800
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.786%, 05/25/2035 (P)	1,618,849	237,885
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.455%, 12/25/2045	17,403,908	844,090
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	358,862	362,230
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.442%, 05/20/2035 (P)	211,952	166,100
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.904%, 03/25/2033 (P)	1,660,782	1,006,387
Series 1998-RF2, Class A,
7.688%, 07/15/2027 (P)(S)	206,653	207,843
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.864%, 03/25/2044 (P)	1,728,836	1,606,160
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,576,347
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.112%, 03/15/2042 (S)	39,148,301	294,708
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,827,027
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	926,575
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,266,335
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.936%, 03/23/2045 (P)(S)	1,682,054	1,691,336
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.842%, 04/25/2045 (P)	3,986,137	461,364
Series 2005-AR13, Class B1,
0.842%, 10/25/2045 (P)	3,570,939	497,696
Series 2005-AR19, Class B1,
0.942%, 12/25/2045 (P)	2,097,650	281,039
Series 2005-AR13, Class X IO,
1.000%, 10/25/2045	44,375,009	2,290,026
Series 2005-AR8, Class X IO,
1.618%, 07/25/2045	18,821,209	965,244
Series 2005-AR6, Class X IO,
1.632%, 04/25/2045	19,649,638	1,062,026
Series 2005-1, Class 6A1,
6.500%, 03/25/2035	621,996	597,586
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
2.742%, 04/25/2035 (P)	1,039,189	946,353
Series 2006-AR15, Class A3,
5.300%, 10/25/2036 (P)	2,111,218	352,833
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.728%, 03/15/2044 (S)	26,468,683	2,328,556

		182,505,280

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 5.3%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.383%, 11/25/2020	$58,124,891	$1,389,534
Series K014, Class X1 IO,
1.278%, 04/25/2021	5,667,255	493,794
Series KAIV, Class X1 IO,
1.407%, 06/25/2046	27,171,180	2,335,211
Series K017, Class X1 IO,
1.609%, 12/25/2021	5,220,000	534,831
Series K705, Class X1 IO,
1.762%, 09/25/2018	16,000,000	1,495,606
Series 3632, Class AP,
3.000%, 02/15/2040	5,354,378	5,603,335
Series 3956, Class DJ,
3.250%, 10/15/2036	2,979,240	3,077,900
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,157,286	52,379
Series 3943, Class DI IO,
4.000%, 11/15/2039	6,100,910	1,001,722
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,841,501	145,914
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,670,034	300,857
Series 3581, Class IO,
6.000%, 10/15/2039	1,976,913	314,228
Series T-41, Class 3A,
6.978%, 07/25/2032 (P)	130,195	149,726
Federal National Mortgage Association
Series 2012-21, Class PA,
2.000%, 03/25/2041	10,031,481	10,164,202
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,939,412	5,185,397
Series 20011-146, Class MA,
3.500%, 08/25/2041	3,228,254	3,389,298
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	3,546,279	168,907
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	3,490,100	207,668
Series 2010-15, Class KA,
4.000%, 03/25/2039	3,064,535	3,218,711
Series 3908, Class PA,
4.000%, 06/15/2039	1,896,839	2,020,738
Series 402, Class 4 IO,
4.000%, 10/25/2039	5,791,455	732,314
Series 402, Class 3 IO,
4.000%, 11/25/2039	3,236,718	425,458
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,955,316	4,199,865
Series 2011-86, Class NA,
4.000%, 01/25/2041	7,352,524	7,885,519
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	2,952,560	328,493
Series 398, Class C3 IO,
4.500%, 05/25/2039	3,705,644	499,865
Series 401, Class C2 IO,
4.500%, 06/25/2039	2,538,492	262,566
Series 402, Class 7 IO,
4.500%, 11/25/2039	4,898,137	666,616
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	2,509,619	251,361
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,920,896	355,535
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	5,110,228	646,376

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	$6,888,159	$856,201
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,474,506	572,665
Series 407, Class 16 IO,
5.000%, 01/25/2040	811,007	120,852
Series 407, Class 17 IO,
5.000%, 01/25/2040	722,657	108,319
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,521,107	489,593
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,191,075	222,525
Series 407, Class C6 IO,
5.500%, 01/25/2040	10,599,059	2,144,925
Series 2010-135, Class TS IO,
5.778%, 12/25/2040	8,532,250	1,336,188
Series 2001-50, Class BA,
7.000%, 10/25/2041	33,667	36,342
Series 2002-W3, Class A5,
7.500%, 11/25/2041	201,379	237,010
Government National
Mortgage Association
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	4,536,499	452,585
Series 2010-147, Class SA IO,
5.928%, 05/20/2040	8,995,159	1,596,645
Series 2010-85, Class SB IO,
6.358%, 03/16/2040	8,214,480	1,576,440

		67,254,216

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $268,190,260)		$249,759,496

ASSET BACKED SECURITIES - 3.1%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.602%, 09/25/2034 (P)	1,025,585	922,903
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.692%, 03/25/2035 (P)	1,165,000	1,058,263
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	8,323	8,380
Argent Securities, Inc., Series 2004-W1,
Class M3 1.692%, 03/25/2034 (P)	345,660	150,120
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.662%, 03/25/2035 (P)	1,087,572	858,314
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.591%, 02/28/2041 (P)	773,625	673,592
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.482%, 07/25/2036 (P)(S)	1,529,255	1,247,593
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.342%, 03/20/2050 (H)(P)(S)	834,000	8
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.302%, 10/25/2036 (P)	504,322	358,793
Series 2005-OPT2, Class M2,
0.692%, 05/25/2035 (P)	1,115,000	997,198

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Centex Home Equity
Series 2005-A, Class M4,
1.042%, 01/25/2035 (P)	$264,890	$71,949
Series 2004-D, Class AF4,
4.680%, 06/25/2032	744,328	754,962
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.392%, 10/25/2036 (P)	1,542,523	1,439,721
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	13,054	12,993
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.422%, 06/25/2036 (P)	696,350	571,039
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.682%, 04/25/2036 (P)	1,978,959	1,744,858
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,313,707
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.180%, 12/05/2046 (H)(P)(S)	5,025,000	50
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,295,000	5,421,154
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	255,216	137,831
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	77,188
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.752%, 06/25/2035 (P)	840,000	751,758
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	1,400,000	1,436,523
Home Equity Asset Trust, Series 2005-5,
Class M1 0.722%, 11/25/2035 (P)	1,150,000	912,042
JER CDO, Series 2006-2A, Class FFL
1.742%, 03/25/2045 (H)(P)(S)	2,000,000	20
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.242%, 12/15/2020 (P)(S)	817,359	817,359
Series 2010-A, Class D,
10.242%, 12/15/2020 (P)(S)	608,658	608,658
Series 2010-A, Class E1,
14.742%, 12/15/2020 (P)(S)	710,260	710,260
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	636,716	626,465
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.791%, 05/28/2043 (H)(P)(S)	3,300,000	33
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.292%, 02/25/2034 (P)	186,206	138,362
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.942%, 08/25/2037 (P)	1,361,630	1,192,937
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.612%, 09/25/2036 (P)	1,700,000	1,487,696
Series 2005-WMC1, Class M1,
0.992%, 09/25/2035 (P)	659,539	630,336
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.692%, 03/25/2035 (P)	980,000	696,460

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
New Century Home Equity
Loan Trust (continued)
Series 2005-3, Class M1,
0.722%, 07/25/2035 (P)	$775,000	$723,160
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.322%, 03/25/2035 (P)	1,820,000	1,725,615
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.142%, 01/25/2034 (P)	649,889	488,546
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.762%, 01/25/2036 (P)	2,275,000	2,108,438
Series 2004-WHQ2, Class M2,
0.872%, 02/25/2035 (P)	2,355,000	2,011,961
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 0.822%, 01/25/2035 (P)	1,205,000	1,059,985
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	242,453	233,125
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	240,877
Residential Asset Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	155,687	139,294
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	182,479	157,037
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,560,000	1,625,011
Trapeza CDO LLC, Series 2007-12A,
Class B 1.143%, 04/06/2042 (P)(S)	3,069,740	206,624
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	405,997	407,400

TOTAL ASSET BACKED SECURITIES (Cost $54,093,939)		$38,956,598

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	821	41,050
Financials - 0.0%
BTA Bank JSC, GDR (S)	1,781	3,672

TOTAL COMMON STOCKS (Cost $135,472)		$44,722

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Greektown
Superholdings, Inc., Series A (I)	16,024	$1,306,276
Consumer Staples - 0.2%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	1,989,721
Financials - 0.2%
Ally Financial, Inc., 7.300%	30,550	688,292
Bank of America Corp., Series 8, 8.625%	25,000	641,000
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	282,880
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	978,477

		2,590,649

TOTAL PREFERRED SECURITIES (Cost $6,180,976)		$5,886,646

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	121,960,811	121,960,811
Repurchase Agreement - 0.0%
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $297,000
on 04/02/2012, collateralized by
$305,000 Federal Home Loan
Mortgage Corp. 0.400% due 02/27/2014
(valued at $305,381, including interest)	$297,000	$297,000

TOTAL SHORT-TERM INVESTMENTS (Cost $122,257,811)		$122,257,811

Total Investments (Active Bond Trust)
(Cost $1,350,356,918) - 107.0%		$1,358,692,925
Other assets and liabilities, net - (7.0%)		(88,817,366)

TOTAL NET ASSETS - 100.0%		$1,269,875,559

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 11.8%
Automobiles - 1.3%
General Motors Company (I)	196,600	$5,042,790
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,200	131,008
VOXX International Corp. (I)	4,100	55,596

		186,604
Diversified Consumer Services - 0.1%
Corinthian Colleges, Inc. (I)	118,600	491,004
Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	14,400	1,412,640
Panera Bread Company, Class A (I)	5,000	804,600
Yum! Brands, Inc.	32,600	2,320,468

		4,537,708
Household Durables - 1.9%
American Greetings Corp., Class A (L)	3,700	56,758
Garmin, Ltd. (L)	58,100	2,727,795
Jarden Corp.	9,500	382,185
Whirlpool Corp.	50,500	3,881,430

		7,048,168
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	6,100	261,263
Sturm Ruger & Company, Inc. (L)	6,800	333,880

		595,143
Media - 2.2%
EW Scripps Company (I)	9,300	91,791
Lions Gate Entertainment Corp. (I)	5,700	79,344
Omnicom Group, Inc.	20,400	1,033,260
Scholastic Corp.	2,800	98,784
The Madison Square Garden, Inc., Class A (I)	1,900	64,980
The Walt Disney Company	18,600	814,308
Time Warner Cable, Inc.	35,500	2,893,250
Time Warner, Inc.	79,800	3,012,450

		8,088,167

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.4%
Dillard’s, Inc., Class A (L)	14,600	$920,092
Macy’s, Inc.	109,200	4,338,516
Tuesday Morning Corp. (I)	43,500	167,040

		5,425,648
Specialty Retail - 3.4%
Aaron’s, Inc.	89,800	2,325,820
AutoNation, Inc. (I)(L)	30,400	1,043,024
Best Buy Company, Inc. (L)	189,200	4,480,256
Foot Locker, Inc.	35,300	1,096,065
GameStop Corp., Class A (L)	38,000	829,920
HOT Topic, Inc.	34,700	352,205
PetSmart, Inc.	11,500	658,030
RadioShack Corp. (L)	14,800	92,056
TJX Companies, Inc.	46,100	1,830,631

		12,708,007

		44,123,239
Consumer Staples - 8.4%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	72,800	3,261,440
Safeway, Inc. (L)	138,900	2,807,169
The Kroger Company	151,900	3,680,537
Whole Foods Market, Inc.	11,600	965,120

		10,714,266
Food Products - 1.5%
Bunge, Ltd. (L)	16,600	1,136,104
Cal-Maine Foods, Inc. (L)	4,400	168,344
Corn Products International, Inc.	4,300	247,895
Dean Foods Company (I)	44,300	536,473
Smithfield Foods, Inc. (I)(L)	132,400	2,916,772
Tyson Foods, Inc., Class A	28,900	553,435

		5,559,023
Household Products - 0.1%
The Procter & Gamble Company	4,800	322,608
Personal Products - 0.9%
Herbalife, Ltd.	47,200	3,248,304
Nu Skin Enterprises, Inc., Class A (L)	4,300	249,013

		3,497,317
Tobacco - 3.0%
Altria Group, Inc.	131,300	4,053,231
Philip Morris International, Inc.	80,000	7,088,800

		11,142,031

		31,235,245
Energy - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	46,600	4,680,504
Chevron Corp.	68,600	7,356,664
ConocoPhillips	49,800	3,785,298
CVR Energy, Inc. (I)	9,300	248,775
Delek US Holdings, Inc.	19,000	294,690
Energy XXI Bermuda, Ltd. (I)	2,000	72,220
Exxon Mobil Corp.	64,500	5,594,085
HollyFrontier Corp.	134,200	4,314,530
Marathon Oil Corp.	105,300	3,338,010
Marathon Petroleum Corp.	96,000	4,162,560
Murphy Oil Corp.	29,200	1,643,084
Tesoro Corp. (I)(L)	89,000	2,388,760
Valero Energy Corp.	32,800	845,256

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.	181,100	$3,408,302

		42,132,738

		42,132,738
Financials - 15.6%
Capital Markets - 1.5%
Ares Capital Corp.	15,700	256,695
BlackRock, Inc.	2,400	491,760
Franklin Resources, Inc.	1,800	223,254
Invesco, Ltd.	76,700	2,045,589
T. Rowe Price Group, Inc.	37,900	2,474,870

		5,492,168
Commercial Banks - 4.4%
Banner Corp.	4,600	101,338
City National Corp.	6,400	335,808
First Merchants Corp.	3,700	45,658
Pinnacle Financial Partners, Inc. (I)(L)	15,900	291,765
PrivateBancorp, Inc.	27,800	421,726
Regions Financial Corp.	786,600	5,183,694
SunTrust Banks, Inc.	92,400	2,233,308
Susquehanna Bancshares, Inc.	191,200	1,889,056
SVB Financial Group (I)	8,500	546,890
Wilshire Bancorp, Inc. (I)	10,400	50,232
Zions Bancorporation (L)	246,900	5,298,474

		16,397,949
Consumer Finance - 1.7%
American Express Company	52,400	3,031,864
Capital One Financial Corp.	20,200	1,125,948
Discover Financial Services	69,900	2,330,466

		6,488,278
Diversified Financial Services - 1.3%
Interactive Brokers Group, Inc., Class A	28,600	486,200
IntercontinentalExchange, Inc. (I)	15,500	2,130,010
JPMorgan Chase & Company	49,700	2,285,206
MarketAxess Holdings, Inc.	1,200	44,748

		4,946,164
Insurance - 4.4%
ACE, Ltd.	31,800	2,327,760
Alleghany Corp. (I)	2,400	789,840
Allied World Assurance
Company Holdings, Ltd.	2,877	197,564
American International Group, Inc. (I)	87,100	2,685,293
Arthur J. Gallagher & Company	29,100	1,040,034
Assured Guaranty, Ltd.	54,100	893,732
Fidelity National Financial, Inc., Class A	33,600	605,808
First American Financial Corp.	4,000	66,520
Lincoln National Corp.	28,800	759,168
Old Republic International Corp.	58,500	617,175
ProAssurance Corp.	1,900	167,409
Protective Life Corp.	55,600	1,646,872
Prudential Financial, Inc.	40,500	2,567,295
Stewart Information Services Corp.	15,400	218,834
The Allstate Corp.	12,800	421,376
The Hanover Insurance Group, Inc.	3,300	135,696
The Travelers Companies, Inc.	19,400	1,148,480

		16,288,856
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	22,800	673,512
CommonWealth	19,800	368,676
First Industrial Realty Trust, Inc. (I)	12,900	159,315
Government Properties Income Trust	9,900	238,689

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust	8,600	$227,642
Lexington Realty Trust	97,400	875,626
Omega Healthcare Investors, Inc.	3,100	65,906
Pennymac Mortgage Investment Trust	21,600	403,272
Sabra Healthcare REIT, Inc.	18,200	299,208
Taubman Centers, Inc.	52,400	3,822,580
Ventas, Inc.	21,200	1,210,520
Winthrop Realty Trust	6,700	77,653

		8,422,599
Thrifts & Mortgage Finance - 0.0%
Brookline Bancorp, Inc.	6,300	59,031

		58,095,045
Health Care - 13.8%
Biotechnology - 0.7%
Amgen, Inc.	6,600	448,734
Momenta Pharmaceuticals, Inc. (I)	5,500	84,260
United Therapeutics Corp. (I)	41,800	1,970,034

		2,503,028
Health Care Providers & Services - 5.6%
Aetna, Inc.	106,200	5,326,992
Amedisys, Inc. (I)(L)	10,500	151,830
Humana, Inc.	41,800	3,865,664
Sun Healthcare Group, Inc. (I)	13,900	95,076
UnitedHealth Group, Inc.	46,700	2,752,498
WellCare Health Plans, Inc. (I)	47,400	3,407,112
WellPoint, Inc.	72,800	5,372,640

		20,971,812
Life Sciences Tools & Services - 0.3%
Charles River
Laboratories International, Inc. (I)	12,300	443,907
PerkinElmer, Inc.	25,900	716,394

		1,160,301
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Company	32,900	1,110,375
Eli Lilly & Company	121,400	4,888,778
Forest Laboratories, Inc. (I)	82,500	2,861,925
Johnson & Johnson	14,100	930,036
Merck & Company, Inc.	36,100	1,386,240
Mylan, Inc. (I)	2,400	56,280
Par Pharmaceutical Companies, Inc. (I)	18,700	724,251
Pfizer, Inc.	380,900	8,631,194
ViroPharma, Inc. (I)(L)	67,700	2,035,739
Watson Pharmaceuticals, Inc. (I)	63,500	4,258,310

		26,883,128

		51,518,269
Industrials - 8.2%
Aerospace & Defense - 2.4%
Exelis, Inc.	55,400	693,608
Honeywell International, Inc.	35,300	2,155,065
L-3 Communications Holdings, Inc.	18,800	1,330,476
Lockheed Martin Corp.	7,700	691,922
Northrop Grumman Corp.	34,500	2,107,260
Textron, Inc.	52,600	1,463,858
Triumph Group, Inc.	8,200	513,812

		8,956,001
Air Freight & Logistics - 0.0%
FedEx Corp.	500	45,980
Airlines - 0.9%
Delta Air Lines, Inc. (I)	143,000	1,417,130

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Hawaiian Holdings, Inc. (I)	133,000	$695,590
Southwest Airlines Company	99,400	819,056
United Continental Holdings, Inc. (I)	15,100	324,650

		3,256,426
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (I)	7,300	115,340
Construction & Engineering - 0.7%
Northwest Pipe Company (I)	2,600	55,224
Primoris Services Corp.	3,700	59,422
Tutor Perini Corp. (I)	5,500	85,690
URS Corp.	61,900	2,631,988

		2,832,324
Electrical Equipment - 0.1%
AMETEK, Inc.	4,300	208,593
Industrial Conglomerates - 0.1%
General Electric Company	13,500	270,945
Machinery - 3.6%
AGCO Corp. (I)	49,200	2,322,732
Alamo Group, Inc.	2,400	72,144
Caterpillar, Inc.	32,400	3,451,248
Cummins, Inc.	30,900	3,709,236
Eaton Corp.	12,400	617,892
ITT Corp.	17,800	408,332
Kennametal, Inc.	13,500	601,155
NACCO Industries, Inc., Class A	1,300	151,281
Oshkosh Corp. (I)	60,400	1,399,468
Sauer-Danfoss, Inc.	3,100	145,700
Terex Corp. (I)	30,100	677,250

		13,556,438
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (L)	6,500	1,396,265

		30,638,312
Information Technology - 21.3%
Communications Equipment - 0.7%
Cisco Systems, Inc.	24,400	516,060
Comtech Telecommunications Corp. (L)	48,300	1,573,614
EchoStar Corp., Class A (I)	11,400	320,796
Emulex Corp. (I)	9,400	97,572

		2,508,042
Computers & Peripherals - 6.5%
Apple, Inc. (I)	20,426	12,244,774
Dell, Inc. (I)	288,400	4,787,440
Imation Corp. (I)	9,100	56,329
Lexmark International, Inc., Class A	72,500	2,409,900
Western Digital Corp. (I)	114,600	4,743,294
Xyratex, Ltd.	4,200	66,822

		24,308,559
Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc. (I)	26,800	975,252
Insight Enterprises, Inc. (I)	13,300	291,669
Multi-Fineline Electronix, Inc. (I)	4,200	115,290
Plexus Corp. (I)	1,900	66,481
Tech Data Corp. (I)(L)	25,106	1,362,252
Vishay Intertechnology, Inc. (I)	161,500	1,963,840

		4,774,784
Internet Software & Services - 2.3%
AOL, Inc. (I)(L)	181,700	3,446,849
EarthLink, Inc.	54,100	432,259

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
InterActiveCorp	93,200	$4,575,188

		8,454,296
IT Services - 4.6%
Amdocs, Ltd. (I)	22,800	720,024
CACI International, Inc., Class A (I)(L)	36,500	2,273,585
Computer Sciences Corp.	12,600	377,244
Fidelity National Information Services, Inc.	17,100	566,352
Fiserv, Inc. (I)	12,600	874,314
International Business Machines Corp.	30,955	6,458,761
MasterCard, Inc., Class A	10,900	4,583,886
SAIC, Inc. (I)	27,100	357,720
Visa, Inc., Class A	6,500	767,000

		16,978,886
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	183,200	2,279,008
GT Advanced Technologies Inc. (I)	119,900	991,573
Intel Corp.	66,400	1,866,504
KLA-Tencor Corp.	49,600	2,699,232
Kulicke & Soffa Industries, Inc. (I)	145,000	1,802,350
LSI Corp. (I)	8,400	72,912
Micron Technology, Inc. (I)	144,200	1,168,020
MKS Instruments, Inc.	5,500	162,415
Omnivision Technologies, Inc. (I)(L)	56,100	1,122,000
Photronics, Inc. (I)(L)	114,700	762,755
Teradyne, Inc. (I)	62,500	1,055,625

		13,982,394
Software - 2.2%
Activision Blizzard, Inc. (L)	203,800	2,612,716
ANSYS, Inc. (I)(L)	6,200	403,124
BMC Software, Inc. (I)	11,200	449,792
CA, Inc.	83,000	2,287,480
Cadence Design Systems, Inc. (I)	75,400	892,736
Microsoft Corp.	53,907	1,738,501

		8,384,349

		79,391,310
Materials - 4.0%
Chemicals - 2.6%
CF Industries Holdings, Inc.	15,800	2,885,870
Eastman Chemical Company (L)	22,700	1,173,363
LyondellBasell Industries NV, Class A	111,500	4,866,975
OM Group, Inc. (I)	29,900	822,549
Valspar Corp.	2,400	115,896

		9,864,653
Containers & Packaging - 0.1%
Boise, Inc.	64,700	531,187
Paper & Forest Products - 1.3%
Domtar Corp.	47,000	4,482,860
International Paper Company	7,500	263,250

		4,746,110

		15,141,950
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.0%
Cbeyond, Inc. (I)	10,600	84,800
IDT Corp., Class B	3,700	34,558
Verizon Communications, Inc.	93,900	3,589,797

		3,709,155
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (L)	70,885	1,640,988

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	11,100	$154,623

		1,795,611

		5,504,766
Utilities - 3.2%
Electric Utilities - 0.8%
Duke Energy Corp. (L)	97,500	2,048,475
Pinnacle West Capital Corp.	15,900	761,610
PNM Resources, Inc.	13,300	243,390

		3,053,475
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)	28,000	438,760
Multi-Utilities - 2.2%
Ameren Corp.	135,800	4,424,364
Consolidated Edison, Inc. (L)	12,900	753,618
DTE Energy Company	50,800	2,795,524

		7,973,506
Water Utilities - 0.1%
American Water Works Company, Inc.	11,200	381,135

		11,846,876

TOTAL COMMON STOCKS (Cost $336,258,140)		$369,627,750

SECURITIES LENDING COLLATERAL - 8.2%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,051,680	30,543,044

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,542,694)		$30,543,044

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	2,843,167	2,843,167

TOTAL SHORT-TERM INVESTMENTS (Cost $2,843,167)		$2,843,167

Total Investments (All Cap Core Trust)
(Cost $369,644,001) - 108.0%		$403,013,961
Other assets and liabilities, net - (8.0%)		(29,946,250)

TOTAL NET ASSETS - 100.0%		$373,067,711

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.9%
Consumer Discretionary - 11.8%
Automobiles - 1.7%
Ford Motor Company	731,365	$9,134,746
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc. (L)	47,978	2,454,554
Household Durables - 0.8%
Harman International Industries, Inc.	85,100	3,983,531
Media - 5.1%
Omnicom Group, Inc. (L)	160,992	8,154,245
The Interpublic Group of Companies, Inc.	748,500	8,540,385
The Walt Disney Company	109,351	4,787,387

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	146,400	$5,526,600

		27,008,617
Multiline Retail - 1.6%
J.C. Penney Company, Inc. (L)	62,400	2,210,832
Macy’s, Inc.	85,700	3,404,861
Target Corp.	50,300	2,930,981

		8,546,674
Specialty Retail - 2.1%
Guess?, Inc. (L)	125,300	3,915,625
Penske Automotive Group, Inc. (L)	55,300	1,362,039
The Home Depot, Inc.	114,700	5,770,557

		11,048,221

		62,176,343
Consumer Staples - 5.4%
Beverages - 1.6%
Beam, Inc.	31,832	1,864,400
Diageo PLC, ADR	28,100	2,711,650
The Coca-Cola Company	53,500	3,959,535

		8,535,585
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	105,795	4,739,616
Food Products - 2.9%
Archer-Daniels-Midland Company	247,734	7,843,258
Bunge, Ltd. (L)	110,400	7,555,776

		15,399,034

		28,674,235
Energy - 7.7%
Energy Equipment & Services - 2.4%
Gulfmark Offshore, Inc., Class A (I)	26,500	1,217,940
Halliburton Company	146,459	4,860,974
Schlumberger, Ltd.	49,900	3,489,507
Superior Energy Services, Inc. (I)	73,010	1,924,544
Tidewater, Inc.	27,198	1,469,236

		12,962,201
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	91,600	7,175,944
Apache Corp.	42,990	4,317,916
Chevron Corp.	22,153	2,375,688
Devon Energy Corp.	32,000	2,275,840
Exxon Mobil Corp.	79,118	6,861,904
Imperial Oil, Ltd.	63,900	2,900,421
Range Resources Corp.	34,900	2,029,086

		27,936,799

		40,899,000
Financials - 22.5%
Capital Markets - 5.3%
Affiliated Managers Group, Inc. (I)	39,200	4,382,952
Franklin Resources, Inc.	36,000	4,465,080
Lazard, Ltd., Class A	129,900	3,709,944
LPL Investment Holdings, Inc. (I)	66,500	2,523,010
Morgan Stanley	314,738	6,181,454
Raymond James Financial, Inc.	101,700	3,715,101
State Street Corp.	64,300	2,925,650

		27,903,191
Commercial Banks - 5.8%
BB&T Corp.	132,623	4,163,036
City National Corp. (L)	41,136	2,158,406

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Commerce Bancshares, Inc. (L)	43,132	$1,747,709
Cullen/Frost Bankers, Inc. (L)	80,851	4,704,720
M&T Bank Corp. (L)	20,200	1,754,976
PNC Financial Services Group, Inc.	123,600	7,970,964
Signature Bank (I)	37,000	2,332,480
U.S. Bancorp	190,300	6,028,704

		30,860,995
Consumer Finance - 2.0%
Capital One Financial Corp.	191,200	10,657,488
Diversified Financial Services - 2.6%
JPMorgan Chase & Company	303,124	13,937,642
Insurance - 6.0%
ACE, Ltd.	68,700	5,028,840
Berkshire Hathaway, Inc., Class B (I)	124,715	10,120,622
Marsh & McLennan Companies, Inc. (L)	145,875	4,783,241
Prudential Financial, Inc.	95,000	6,022,050
The Travelers Companies, Inc.	98,800	5,848,960

		31,803,713
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	47,700	3,973,887

		119,136,916
Health Care - 14.3%
Biotechnology - 1.8%
Celgene Corp. (I)(L)	114,716	8,892,784
Onyx Pharmaceuticals, Inc. (I)	20,800	783,744

		9,676,528
Health Care Equipment & Supplies - 0.5%
St. Jude Medical, Inc.	55,000	2,437,050
Health Care Providers & Services - 7.3%
CIGNA Corp.	158,200	7,791,350
Community Health Systems, Inc. (I)(L)	140,600	3,126,944
DaVita, Inc. (I)	67,900	6,122,543
Express Scripts, Inc. (I)(L)	175,275	9,496,400
McKesson Corp.	63,622	5,584,103
UnitedHealth Group, Inc.	86,200	5,080,628
WellPoint, Inc.	21,217	1,565,815

		38,767,783
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	150,387	8,478,819
Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries, Ltd., ADR	217,130	9,783,878
Warner Chilcott PLC, Class A (I)	111,600	1,875,996
Watson Pharmaceuticals, Inc. (I)	68,500	4,593,610

		16,253,484

		75,613,664
Industrials - 15.5%
Aerospace & Defense - 2.9%
General Dynamics Corp.	21,800	1,599,684
Rockwell Collins, Inc.	108,400	6,239,504
United Technologies Corp.	89,600	7,431,424

		15,270,612
Air Freight & Logistics - 1.0%
FedEx Corp. (L)	57,000	5,241,720
Airlines - 0.2%
United Continental Holdings, Inc. (I)	41,867	900,141
Construction & Engineering - 2.7%
Jacobs Engineering Group, Inc. (I)(L)	139,700	6,198,489

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
URS Corp.	195,000	$8,291,400

		14,489,889
Electrical Equipment - 0.2%
EnerSys, Inc. (I)	32,000	1,108,800
Machinery - 5.9%
Dover Corp.	115,622	7,277,249
Eaton Corp.	98,478	4,907,159
Flowserve Corp.	31,800	3,673,218
Kennametal, Inc.	65,782	2,929,272
Nordson Corp. (L)	56,864	3,099,657
Pall Corp. (L)	45,380	2,706,009
Parker Hannifin Corp.	34,805	2,942,763
Trinity Industries, Inc.	105,000	3,459,750

		30,995,077
Professional Services - 1.7%
Dun & Bradstreet Corp. (L)	55,800	4,727,934
Manpower, Inc.	93,268	4,418,105

		9,146,039
Road & Rail - 0.9%
CSX Corp.	146,314	3,148,677
Kansas City Southern (L)	20,200	1,448,138

		4,596,815

		81,749,093
Information Technology - 11.1%
Communications Equipment - 0.9%
QUALCOMM, Inc.	67,002	4,557,476
Computers & Peripherals - 1.1%
EMC Corp. (I)	186,784	5,581,106
Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc. (I)(L)	95,250	6,908,483
Arrow Electronics, Inc. (I)	81,760	3,431,467

		10,339,950
Internet Software & Services - 0.6%
eBay, Inc. (I)	91,300	3,368,057
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom Corp., Class A (I)	201,000	7,899,300
Intel Corp.	114,600	3,221,406
Lam Research Corp. (I)(L)	104,500	4,662,790
Texas Instruments, Inc.	254,945	8,568,701
Xilinx, Inc. (L)	55,800	2,032,794

		26,384,991
Software - 1.6%
Adobe Systems, Inc. (I)	39,106	1,341,727
Intuit, Inc.	27,100	1,629,523
Microsoft Corp.	177,600	5,727,600

		8,698,850

		58,930,430
Materials - 7.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	62,226	5,712,347
Albemarle Corp.	31,000	1,981,520
Ashland, Inc.	54,900	3,352,194
PPG Industries, Inc.	49,100	4,703,780
Sigma-Aldrich Corp. (L)	28,600	2,089,516

		17,839,357
Containers & Packaging - 0.6%
Greif, Inc., Class A	56,999	3,187,384

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 2.0%
Carpenter Technology Corp.	22,934	$1,197,843
Freeport-McMoRan Copper & Gold, Inc.	104,300	3,967,572
Reliance Steel & Aluminum Company	98,079	5,539,502

		10,704,917
Paper & Forest Products - 1.0%
International Paper Company (L)	150,300	5,275,530

		37,007,188
Utilities - 0.6%
Electric Utilities - 0.6%
NextEra Energy, Inc.	54,020	3,299,542

TOTAL COMMON STOCKS (Cost $459,387,838)		$507,486,411

SECURITIES LENDING COLLATERAL - 9.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	5,124,102	51,285,084

TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,282,513)		$51,285,084

SHORT-TERM INVESTMENTS - 9.9%
Repurchase Agreement - 9.9%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $52,365,044 on 04/02/2012,
collateralized by $53,350,000 Federal Home
Loan Mortgage Corp., 0.500% due
02/21/2014 (valued at $53,416,688,
including interest)	$52,365,000	$52,365,000

TOTAL SHORT-TERM INVESTMENTS (Cost $52,365,000)		$52,365,000

Total Investments (All Cap Value Trust)
(Cost $563,035,351) - 115.5%		$611,136,495
Other assets and liabilities, net - (15.5%)		(82,029,148)

TOTAL NET ASSETS - 100.0%		$529,107,347

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 21.2%
Auto Components - 0.6%
Allison Transmission Holdings, Inc. (I)	48,110	$1,148,867
Dana Holding Corp.	28,495	441,673
Modine Manufacturing Company (I)	274,549	2,424,268
Stoneridge, Inc. (I)	158,349	1,566,072

		5,580,880
Automobiles - 0.6%
Great Wall Motor Company, Ltd., H Shares	114,500	222,816
Harley-Davidson, Inc.	50,590	2,482,957
Peugeot SA (L)	76,778	1,235,616
Renault SA	16,450	869,109
Tesla Motors, Inc. (I)(L)	35,450	1,320,158

		6,130,656
Distributors - 0.1%
LKQ Corp. (I)	13,200	411,444

		411,444

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.1%
Estacio Participacoes SA	51,325	$553,892

		553,892
Hotels, Restaurants & Leisure - 0.7%
Dunkin’ Brands Group, Inc. (L)	76,910	2,315,760
Genting Malaysia BHD	171,300	219,164
Las Vegas Sands Corp.	6,300	362,691
Melco Crown Entertainment, Ltd., ADR (I)	26,200	356,582
Sands China, Ltd.	88,400	344,583
Sonic Corp. (I)	130,935	1,005,581
Starbucks Corp.	44,288	2,475,256

		7,079,617
Household Durables - 3.4%
Furniture Brands International, Inc. (I)	372,270	625,414
KB Home (L)	64,560	574,584
Lennar Corp., Class A (L)	291,335	7,918,485
NVR, Inc. (I)	6,095	4,426,981
PDG Realty SA Empreendimentos
e Participacoes	90,970	314,454
PulteGroup, Inc. (I)(L)	1,430,225	12,657,491
Tempur-Pedic International, Inc. (I)(L)	65,745	5,550,850

		32,068,259
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (I)	33,725	6,829,650
Blue Nile, Inc. (I)(L)	16,240	535,595
Expedia, Inc. (L)	25,100	839,344
Liberty Interactive Corp., Series A (I)	30,520	582,627
priceline.com, Inc. (I)	11,787	8,457,173
Shutterfly, Inc. (I)(L)	23,530	737,195
TripAdvisor, Inc. (I)(L)	129,100	4,604,997

		22,586,581
Leisure Equipment & Products - 0.9%
Brunswick Corp. (L)	1,990	51,243
Hasbro, Inc. (L)	98,940	3,633,077
Mattel, Inc.	139,576	4,698,128
Polaris Industries, Inc.	6,300	454,545

		8,836,993
Media - 3.7%
AMC Networks, Inc. (I)	54,626	2,437,958
CBS Corp., Class B	9,000	305,190
Comcast Corp., Class A	224,311	6,731,573
Comcast Corp., Special Class A	126,700	3,738,917
DIRECTV, Class A (I)	33,329	1,644,453
Discovery Communications, Inc., Series C (I)	13,100	614,128
Focus Media Holding, Ltd., ADR (L)	127,575	3,204,684
Omnicom Group, Inc.	125,071	6,334,846
Sirius XM Radio, Inc. (I)(L)	222,500	513,975
The Walt Disney Company	135,029	5,911,570
Thomson Reuters Corp.	93,340	2,697,526
Viacom, Inc., Class B	34,033	1,615,206

		35,750,026
Multiline Retail - 1.4%
Dollar Tree, Inc. (I)	17,276	1,632,409
Family Dollar Stores, Inc.	7,000	442,960
Kohl’s Corp. (L)	54,465	2,724,884
Maoye International Holdings, Ltd.	3,959,515	1,062,016
Nordstrom, Inc.	6,600	367,752
Target Corp.	128,711	7,499,990

		13,730,011
Specialty Retail - 4.8%
Abercrombie & Fitch Company, Class A	28,430	1,410,412

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Advance Auto Parts, Inc.	32,425	$2,871,882
AutoZone, Inc. (I)	5,679	2,111,452
CarMax, Inc. (I)(L)	13,170	456,341
Conn’s, Inc. (I)	38,800	595,580
Esprit Holdings, Ltd.	414,355	836,845
Fast Retailing Company, Ltd.	1,300	298,168
GameStop Corp., Class A (L)	48,735	1,064,372
GNC Holdings, Inc., Class A	199,720	6,968,231
Lowe’s Companies, Inc.	711,436	22,324,862
Monro Muffler Brake, Inc. (L)	4,275	177,370
PetSmart, Inc.	46,230	2,645,281
Rent-A-Center, Inc.	37,110	1,400,903
Talbots, Inc. (I)(L)	660,695	2,001,906
Tractor Supply Company	2,000	181,120
Zhongsheng Group Holdings, Ltd.	365,950	712,216

		46,056,941
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	3,700	285,936
Deckers Outdoor Corp. (I)(L)	49,610	3,127,911
Hanesbrands, Inc. (I)	255,666	7,552,374
Liz Claiborne, Inc. (I)(L)	350,358	4,680,783
Lululemon Athletica, Inc. (I)	33,670	2,514,476
PVH Corp.	55,680	4,973,894
Ralph Lauren Corp.	1,800	313,794
Under Armour, Inc., Class A (I)	5,200	488,800

		23,937,968

		202,723,268
Consumer Staples - 4.8%
Beverages - 1.5%
Molson Coors Brewing Company, Class B	82,060	3,713,215
PepsiCo, Inc.	160,301	10,635,971

		14,349,186
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	105,303	4,717,574
Sysco Corp. (L)	159,613	4,766,044

		9,483,618
Food Products - 1.9%
Asian Bamboo AG (L)	40,805	631,931
Asian Citrus Holdings, Ltd.	2,759,094	1,889,854
China Minzhong Food Corp. Ltd. (I)(L)	942,035	753,426
Diamond Foods, Inc. (L)	41,000	935,620
General Mills, Inc.	88,826	3,504,186
Kraft Foods, Inc., Class A	162,207	6,165,488
PureCircle, Ltd. (I)(L)	858,909	1,442,483
Unilever NV - NY Shares	89,510	3,046,025

		18,369,013
Tobacco - 0.4%
Philip Morris International, Inc.	39,790	3,525,792

		3,525,792

		45,727,609
Energy - 9.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	90,120	3,779,633
Ensco International PLC, ADR	73,660	3,898,824
Halliburton Company	103,760	3,443,794
McDermott International, Inc. (I)	100,790	1,291,120
Oceaneering International, Inc.	8,300	447,287
Petrofac, Ltd.	11,891	331,514

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Petroleum Geo-Services ASA (I)	95,933	$1,401,006

		14,593,178
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (I)	44,692	679,765
Anadarko Petroleum Corp.	117,769	9,226,023
BG Group PLC	272,860	6,329,994
Cabot Oil & Gas Corp.	45,010	1,402,962
Cameco Corp. (Toronto Stock Exchange) (L)	65,735	1,412,645
CGX Energy, Inc. (I)	452,700	639,939
Cheniere Energy, Inc. (I)(L)	103,690	1,553,276
Chesapeake Energy Corp. (L)	300,581	6,964,462
Chevron Corp.	45,210	4,848,320
Cobalt International Energy, Inc. (I)	392,485	11,786,325
Concho Resources, Inc. (I)	5,800	592,064
Continental Resources, Inc. (I)	2,500	214,550
Exxon Mobil Corp.	47,740	4,140,490
HRT Participacoes em Petroleo SA (I)	2,770	959,413
Inpex Corp.	118	801,345
JX Holdings, Inc.	144,095	901,417
Karoon Gas Australia, Ltd. (I)	408,332	2,755,408
KiOR, Inc., Class A (I)(L)	45,910	613,817
Newfield Exploration Company (I)	18,665	647,302
Occidental Petroleum Corp.	109,100	10,389,593
Pioneer Natural Resources Company	11,687	1,304,152
Rosetta Resources, Inc. (I)(L)	29,860	1,455,974
Royal Dutch Shell PLC, ADR, Class B (L)	61,370	4,334,563
Tesoro Corp. (I)	10,500	281,820
The Williams Companies, Inc.	12,200	375,882
Ultra Petroleum Corp. (I)	19,250	435,628
Uranium One, Inc. (I)(L)	766,975	2,129,952
Vallares PLC (I)	141,819	1,683,108
Whiting Petroleum Corp. (I)	33,320	1,809,276

		80,669,465

		95,262,643
Financials - 10.0%
Capital Markets - 2.3%
BlackRock, Inc.	39,110	8,013,639
Greenhill & Company, Inc. (L)	34,515	1,506,235
Invesco, Ltd.	208,870	5,570,563
Matsui Securities Company, Ltd. (L)	68,600	446,474
SEI Investments Company	205,735	4,256,657
T. Rowe Price Group, Inc.	37,400	2,442,220

		22,235,788
Commercial Banks - 3.5%
Banco Santander Brasil SA, ADR	98,655	904,666
Barclays PLC	121,527	458,963
Cullen/Frost Bankers, Inc.	45,080	2,623,205
First Niagara Financial Group, Inc.	90,450	890,028
First Republic Bank (I)	53,090	1,748,785
M&T Bank Corp. (L)	55,290	4,803,595
PNC Financial Services Group, Inc.	130,129	8,392,019
Wells Fargo & Company	390,902	13,345,394

		33,166,655
Consumer Finance - 0.1%
Acom Company, Ltd. (I)	37,985	856,026
Discover Financial Services	9,400	313,396

		1,169,422
Diversified Financial Services - 2.1%
Bank of America Corp.	689,221	6,595,845
JPMorgan Chase & Company	199,378	9,167,400
Justice Holdings, Ltd. (I)	112,389	1,563,979

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PHH Corp. (I)(L)	173,810	$2,688,841

		20,016,065
Insurance - 1.7%
ACE, Ltd.	57,750	4,227,300
Alleghany Corp. (I)	6,470	2,129,277
Marsh & McLennan Companies, Inc.	175,420	5,752,022
Unum Group	153,488	3,757,386

		15,865,985
Real Estate Investment Trusts - 0.2%
Digital Realty Trust, Inc. (L)	2,000	147,940
Host Hotels & Resorts, Inc. (L)	110,440	1,813,425

		1,961,365
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	35,000	456,134
Cyrela Brazil Realty SA	14,100	124,745
E-House China Holdings, Ltd. (L)	73,910	428,678

		1,009,557

		95,424,837
Health Care - 9.3%
Biotechnology - 1.4%
Amgen, Inc.	5,200	353,548
Amylin Pharmaceuticals, Inc. (I)	31,400	783,744
Biogen Idec, Inc. (I)	54,127	6,818,378
Celgene Corp. (I)	7,500	581,400
Gilead Sciences, Inc. (I)	7,000	341,950
Novavax, Inc. (I)(L)	573,890	723,101
Regeneron Pharmaceuticals, Inc. (I)(L)	29,163	3,400,989

		13,003,110
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corp. (I)	79,280	5,766,034
Gen-Probe, Inc. (I)	79,970	5,310,808
Hologic, Inc. (I)	344,060	7,414,493
Intuitive Surgical, Inc. (I)	2,910	1,576,493
Medtronic, Inc.	180,975	7,092,410

		27,160,238
Health Care Providers & Services - 0.5%
CIGNA Corp.	89,570	4,411,323
Omnicare, Inc.	8,300	295,231
Quest Diagnostics, Inc.	2,400	146,760

		4,853,314
Health Care Technology - 1.0%
CareView Communications, Inc. (I)(L)	1,240,895	1,923,387
SXC Health Solutions Corp. (I)	98,370	7,373,815

		9,297,202
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	92,190	4,103,377
Life Technologies Corp. (I)	28,380	1,385,512

		5,488,889
Pharmaceuticals - 3.0%
Dr. Reddy’s Laboratories, Ltd., ADR	4,200	145,152
Elan Corp. PLC, ADR (I)(L)	407,016	6,109,310
Johnson & Johnson	70,400	4,643,584
MAP Pharmaceuticals, Inc. (I)	14,600	209,656
Merck & Company, Inc.	167,659	6,438,106
Pfizer, Inc.	345,933	7,838,842
Roche Holdings AG	11,128	1,937,460
Salix Pharmaceuticals, Ltd. (I)	11,100	582,750

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
TherapeuticsMD, Inc. (I)	428,825	$1,029,180

		28,934,040

		88,736,793
Industrials - 13.3%
Aerospace & Defense - 4.4%
BE Aerospace, Inc. (I)	88,135	4,095,633
DigitalGlobe, Inc. (I)	166,920	2,226,713
General Dynamics Corp.	108,490	7,960,996
Honeywell International, Inc.	22,687	1,385,041
Lockheed Martin Corp.	69,774	6,269,892
Northrop Grumman Corp.	110,864	6,771,573
Rolls-Royce Holdings PLC (I)	234,829	3,048,608
Safran SA	79,735	2,928,464
TransDigm Group, Inc. (I)	30,953	3,583,119
Triumph Group, Inc. (L)	30,704	1,923,913
Zodiac Aerospace	14,730	1,533,202

		41,727,154
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	94,059	7,592,442

		7,592,442
Airlines - 0.9%
AirAsia BHD	866,021	975,004
Copa Holdings SA, Class A (L)	15,290	1,210,968
Delta Air Lines, Inc. (I)	231,215	2,291,341
United Continental Holdings, Inc. (I)(L)	141,015	3,031,823
US Airways Group, Inc. (I)(L)	192,590	1,461,758

		8,970,894
Building Products - 0.4%
Lennox International, Inc. (L)	102,685	4,138,206

		4,138,206
Commercial Services & Supplies - 0.2%
Aggreko PLC	7,597	273,268
Corrections Corp. of America (I)	49,095	1,340,784

		1,614,052
Construction & Engineering - 1.2%
AECOM Technology Corp. (I)	191,670	4,287,658
Jacobs Engineering Group, Inc. (I)	52,370	2,323,657
Vinci SA	91,392	4,768,219

		11,379,534
Electrical Equipment - 0.0%
AMETEK, Inc.	7,400	358,974

		358,974
Industrial Conglomerates - 1.0%
3M Company	55,922	4,988,802
Tyco International, Ltd.	84,270	4,734,289

		9,723,091
Machinery - 2.2%
Chart Industries, Inc. (I)(L)	28,567	2,094,818
Colfax Corp. (I)	52,810	1,861,024
Eaton Corp.	67,300	3,353,559
GEA Group AG	6,496	224,038
IDEX Corp.	28,995	1,221,559
PACCAR, Inc. (L)	78,570	3,679,433
Pall Corp.	52,325	3,120,140
Stanley Black & Decker, Inc.	46,742	3,597,264
Wabtec Corp.	8,600	648,182
Westport Innovations, Inc. (I)(L)	40,840	1,671,173

		21,471,190

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 0.8%
IHS, Inc., Class A (I)	22,290	$2,087,459
Intertek Group PLC	6,779	272,136
The Advisory Board Company (I)	16,090	1,425,896
Verisk Analytics, Inc., Class A (I)	73,938	3,472,868

		7,258,359
Road & Rail - 0.6%
Canadian Pacific Railway Ltd. (L)	18,510	1,405,835
Hertz Global Holdings, Inc. (I)(L)	65,300	982,112
J.B. Hunt Transport Services, Inc.	24,570	1,335,871
Landstar System, Inc.	28,530	1,646,752
QR National, Ltd.	52,349	202,324

		5,572,894
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Company, Inc., Class A	50,195	4,180,240
United Rentals, Inc. (I)(L)	70,268	3,013,795

		7,194,035

		127,000,825
Information Technology - 22.4%
Communications Equipment - 3.1%
Acme Packet, Inc. (I)(L)	86,685	2,385,571
Cisco Systems, Inc.	859,269	18,173,539
F5 Networks, Inc. (I)	6,100	823,256
Finisar Corp. (I)(L)	237,420	4,784,013
JDS Uniphase Corp. (I)	82,633	1,197,352
QUALCOMM, Inc.	30,295	2,060,666

		29,424,397
Computers & Peripherals - 3.6%
Apple, Inc. (I)	34,598	20,740,463
EMC Corp. (I)	346,367	10,349,446
Gemalto NV	7,057	465,598
SanDisk Corp. (I)	27,145	1,346,121
Toshiba Corp.	310,245	1,378,133

		34,279,761
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (I)	101,510	4,260,375
Avnet, Inc. (I)	13,505	491,447
Hon Hai Precision Industry Company, Ltd.	190,901	740,735
Jabil Circuit, Inc.	64,600	1,622,752
Trimble Navigation, Ltd. (I)	40,500	2,204,010
Universal Display Corp. (I)(L)	34,960	1,277,089

		10,596,408
Internet Software & Services - 3.9%
DealerTrack Holdings, Inc. (I)(L)	54,490	1,648,867
eBay, Inc. (I)	226,600	8,359,274
Equinix, Inc. (I)(L)	59,490	9,366,701
InterActiveCorp (L)	77,790	3,818,711
KIT Digital, Inc. (I)(L)	366,870	2,641,464
LinkedIn Corp., Class A (I)	84,300	8,597,757
Liquidity Services, Inc. (I)	25,250	1,131,200
MercadoLibre, Inc.	6,400	625,856
Netease.com, Inc., ADR (I)	9,400	546,140
Rackspace Hosting, Inc. (I)	10,500	606,795

		37,342,765
IT Services - 2.4%
Automatic Data Processing, Inc.	57,162	3,154,771
Cielo SA	7,000	237,328
Cognizant Technology
Solutions Corp., Class A (I)	44,130	3,395,804
Sapient Corp.	139,710	1,739,390

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Western Union Company	513,737	$9,041,771
Vantiv, Inc. (I)	2,200	43,186
VeriFone Systems, Inc. (I)(L)	110,680	5,740,972

		23,353,222
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	32,546	1,295,982
Analog Devices, Inc.	108,770	4,394,308
ARM Holdings PLC	202,400	1,910,595
Avago Technologies, Ltd.	62,240	2,425,493
Imagination Technologies Group PLC (I)	182,523	2,002,461
Intel Corp.	157,480	4,426,763
Maxim Integrated Products, Inc. (L)	24,320	695,309
RF Micro Devices, Inc. (I)	239,515	1,192,785
Skyworks Solutions, Inc. (I)	237,690	6,572,129
Xilinx, Inc.	69,740	2,540,628

		27,456,453
Software - 5.4%
Activision Blizzard, Inc. (L)	219,500	2,813,990
ANSYS, Inc. (I)(L)	23,315	1,515,941
BroadSoft, Inc. (I)(L)	55,720	2,131,290
Cadence Design Systems, Inc. (I)(L)	712,320	8,433,869
Concur Technologies, Inc. (I)(L)	101,300	5,812,594
Electronic Arts, Inc. (I)	42,125	694,220
FactSet Research Systems, Inc. (L)	14,115	1,397,950
Intuit, Inc.	3,700	222,481
Microsoft Corp.	218,698	7,053,011
Oracle Corp.	256,065	7,466,855
Perfect World Company, Ltd. (L)	48,920	791,526
Rovi Corp. (I)	45,580	1,483,629
Salesforce.com, Inc. (I)(L)	37,530	5,798,760
TIBCO Software, Inc. (I)	98,360	2,999,980
TiVo, Inc. (I)	100,655	1,206,853
VMware, Inc., Class A (I)	14,910	1,675,437

		51,498,386

		213,951,392
Materials - 4.7%
Chemicals - 2.4%
Agrium, Inc.	16,410	1,416,349
Celanese Corp., Series A	62,890	2,904,260
CF Industries Holdings, Inc.	9,010	1,645,677
Flotek Industries, Inc. (I)(L)	112,640	1,353,933
LyondellBasell Industries NV, Class A	70,000	3,055,500
Methanex Corp.	70,356	2,281,645
Mitsubishi Gas & Chemicals Company, Inc.	145,840	985,487
PTT Global Chemical PCL	190,360	438,106
The Dow Chemical Company	100,450	3,479,588
The Mosaic Company	35,045	1,937,638
The Sherwin-Williams Company	25,130	2,730,877
Westlake Chemical Corp. (L)	5,700	369,303

		22,598,363
Containers & Packaging - 0.2%
Graphic Packaging Holding Company (I)	86,005	474,748
Silgan Holdings, Inc.	31,800	1,405,560

		1,880,308
Metals & Mining - 1.5%
AngloGold Ashanti, Ltd., ADR (L)	23,099	852,815
Barrick Gold Corp.	43,095	1,873,771
China Metal Recycling Holdings, Ltd. (L)	486,310	596,254
Continental Gold Ltd. (I)	84,600	629,337
Detour Gold Corp. (I)	110,275	2,749,551
Fortescue Metals Group, Ltd.	197,332	1,188,536

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Iluka Resources, Ltd.	110,309	$2,034,177
Molycorp, Inc. (I)(L)	76,920	2,602,204
Mongolian Mining Corp. (I)	779,100	742,750
Sandstorm Gold Ltd. (I)(L)	243,960	459,817
Suncoke Energy, Inc. (I)	15,500	220,255

		13,949,467
Paper & Forest Products - 0.6%
International Paper Company	70,800	2,485,080
Louisiana-Pacific Corp. (I)(L)	151,455	1,416,104
Norbord, Inc. (I)	203,850	2,350,268
Sino-Forest Corp. (I)(L)	90,175	30,998

		6,282,450

		44,710,588
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
American Tower Corp.	49,896	3,144,437
AT&T, Inc.	97,280	3,038,054
HUGHES Telematics, Inc. (I)	167,600	670,400

		6,852,891
Wireless Telecommunication Services - 0.1%
Clearwire Corp. (I)	221,830	505,772

		505,772

		7,358,663
Utilities - 0.6%
Electric Utilities - 0.0%
The Tokyo Electric Power Company, Inc. (I)	165,640	419,518

		419,518
Gas Utilities - 0.6%
UGI Corp.	205,820	5,608,595

		5,608,595

		6,028,113

TOTAL COMMON STOCKS (Cost $825,983,222)		$926,924,731

PREFERRED SECURITIES - 0.0%
Consumer Staples - 0.0%
Companhia de Bebidas das
Americas, ADR (L)	11,300	466,916

		466,916

TOTAL PREFERRED SECURITIES (Cost $411,060)		$466,916

SECURITIES LENDING COLLATERAL - 13.0%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	12,372,787	123,834,271

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,832,385)		$123,834,271

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreement - 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.100% to
be repurchased at $29,500,246 on
04/02/2012, collateralized by $29,985,178
Government National Mortgage Association,
3.550% - 5.470% due 10/15/2028 -
06/15/2053 (valued at $30,090,000,
including interest)	$29,500,000	$29,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,500,000)		$29,500,000

Total Investments (Alpha Opportunities Trust)
(Cost $979,726,667) - 113.0%		$1,080,725,918
Other assets and liabilities, net - (13.0%)		(124,520,135)

TOTAL NET ASSETS - 100.0%		$956,205,783

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	95,824,697	$1,712,387,335

TOTAL INVESTMENT COMPANIES (Cost $1,310,699,236)		$1,712,387,335

Total Investments (American Asset Allocation Trust)
(Cost $1,310,699,236) - 100.0%		$1,712,387,335
Other assets and liabilities, net - 0.0%		(5,474)

TOTAL NET ASSETS - 100.0%		$1,712,381,861

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Blue Chip Income & Growth
Fund - Class 1	27,307,810	$272,805,024

TOTAL INVESTMENT COMPANIES (Cost $211,889,244)		$272,805,024

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $211,889,244) - 100.0%		$272,805,024
Other assets and liabilities, net - 0.0%		(13,816)

TOTAL NET ASSETS - 100.0%		$272,791,208

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,905,346	$175,182,458

		175,182,458

TOTAL INVESTMENT COMPANIES (Cost $166,848,967)		$175,182,458

Total Investments (American Global Growth Trust)
(Cost $166,848,967) - 100.0%		$175,182,458
Other assets and liabilities, net - 0.0%		(9,988)

TOTAL NET ASSETS - 100.0%		$175,172,470

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Small Capitalization
Fund - Class 1	4,730,806	$93,528,033

		93,528,033

TOTAL INVESTMENT COMPANIES (Cost $71,088,450)		$93,528,033

Total Investments (American Global Small Capitalization
Trust) (Cost $71,088,450) - 100.0%		$93,528,033
Other assets and liabilities, net - 0.0%		(11,379)

TOTAL NET ASSETS - 100.0%		$93,516,654

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	20,066,165	$1,199,555,373

TOTAL INVESTMENT COMPANIES (Cost $1,050,092,390)		$1,199,555,373

Total Investments (American Growth Trust)
(Cost $1,050,092,390) - 100.0%		$1,199,555,373
Other assets and liabilities, net - 0.0%		(7,295)

TOTAL NET ASSETS - 100.0%		$1,199,548,078

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	30,054,296	$1,111,107,328

		1,111,107,328

TOTAL INVESTMENT COMPANIES (Cost $964,205,221)		$1,111,107,328

Total Investments (American Growth-Income Trust)
(Cost $964,205,221) - 100.0%		$1,111,107,328
Other assets and liabilities, net - 0.0%		(8,710)

TOTAL NET ASSETS - 100.0%		$1,111,098,618

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American High-Income Bond Fund - Class 1	9,251,548	$103,339,796

		103,339,796

TOTAL INVESTMENT COMPANIES (Cost $97,532,017)		$103,339,796

Total Investments (American High-Income Bond Trust)
(Cost $97,532,017) - 100.0%		$103,339,796
Other assets and liabilities, net - 0.0%		(10,895)

TOTAL NET ASSETS - 100.0%		$103,328,901

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	43,567,308	$744,129,624

TOTAL INVESTMENT COMPANIES (Cost $785,282,403)		$744,129,624

Total Investments (American International Trust)
(Cost $785,282,403) - 100.0%		$744,129,624
Other assets and liabilities, net - 0.0%		(9,640)

TOTAL NET ASSETS - 100.0%		$744,119,984

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,749,845	$82,309,104

		82,309,104

TOTAL INVESTMENT COMPANIES (Cost $74,678,141)		$82,309,104

Total Investments (American New World Trust)
(Cost $74,678,141) - 100.0%		$82,309,104
Other assets and liabilities, net - 0.0%		(10,275)

TOTAL NET ASSETS - 100.0%		$82,298,829

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.2%
Consumer Discretionary - 11.9%
Auto Components - 0.3%
Aisin Seiki Company, Ltd.	900	$32,003
Autoliv, Inc.	345	23,061
Dorman Products, Inc. (I)	100	5,060
Drew Industries, Inc. (I)	100	2,731
Fuel Systems Solutions, Inc. (I)	100	2,616
GKN PLC	8,498	28,070
Johnson Controls, Inc.	1,300	42,224
Koito Manufacturing Company, Ltd.	1,000	16,303
Shiloh Industries, Inc.	300	2,859
Visteon Corp. (I)	290	15,370

		170,297
Automobiles - 0.8%
Bayerische Motoren Werke (BMW) AG	668	60,067
General Motors Company (I)	1,410	36,167
Harley-Davidson, Inc. (L)	2,310	113,375
Honda Motor Company, Ltd.	1,900	73,035
Nissan Motor Company, Ltd.	4,100	43,944
Toyota Motor Corp.	2,500	108,855
Winnebago Industries, Inc. (I)(L)	400	3,920

		439,363
Distributors - 0.1%
Genuine Parts Company	1,130	70,908
Pool Corp.	300	11,226
Weyco Group, Inc.	150	3,555

		85,689
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)(L)	200	7,600
Ascent Capital Group, Inc., Class A (I)	100	4,729
Benesse Holdings, Inc.	600	29,964
H&R Block, Inc.	1,820	29,975
Matthews International Corp., Class A (L)	120	3,797
Strayer Education, Inc. (L)	120	11,314
Weight Watchers International, Inc.	350	27,017

		114,396
Hotels, Restaurants & Leisure - 2.6%
Accor SA	1,054	37,697
Betfair Group PLC	323	4,491
BJ’s Restaurants, Inc. (I)(L)	140	7,049
Carnival Corp. (L)	4,000	128,320
Chipotle Mexican Grill, Inc. (I)(L)	240	100,320
Choice Hotels International, Inc.	350	13,069
Compass Group PLC	5,021	52,621
International Game Technology	800	13,432
Las Vegas Sands Corp.	3,100	178,467
Marriott International, Inc., Class A	5,078	192,202
McDonald’s Corp.	900	88,290
Orient Express Hotels, Ltd., Class A (I)(L)	400	4,080
Panera Bread Company, Class A (I)	200	32,184
Starbucks Corp.	5,710	319,132
Starwood Hotels & Resorts Worldwide, Inc.	2,030	114,512
Tim Hortons, Inc.	200	10,708
Vail Resorts, Inc. (L)	200	8,650
WMS Industries, Inc. (I)(L)	500	11,865
Wynn Resorts, Ltd.	100	12,488
Yum! Brands, Inc.	1,600	113,888

		1,443,465
Household Durables - 0.5%
Cavco Industries, Inc. (I)	100	4,658
CSS Industries, Inc.	100	1,946
Ethan Allen Interiors, Inc.	100	2,532

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Harman International Industries, Inc.	280	$13,107
Hooker Furniture Corp.	200	2,730
iRobot Corp. (I)	400	10,904
M/I Homes, Inc. (I)	200	2,472
Meritage Homes Corp. (I)	200	5,412
PDG Realty SA Empreendimentos
e Participacoes	7,500	25,925
Persimmon PLC	5,795	59,502
Tempur-Pedic International, Inc. (I)	120	10,132
Whirlpool Corp.	1,980	152,183

		291,503
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (I)	2,200	445,522
Blue Nile, Inc. (I)	130	4,287
Groupon, Inc. (I)(L)	900	16,542
Liberty Interactive Corp., Series A (I)	2,700	51,543
MakeMyTrip, Ltd. (I)	300	6,891
Netflix, Inc. (I)(L)	210	24,158
priceline.com, Inc. (I)	550	394,625

		943,568
Leisure Equipment & Products - 0.5%
Black Diamond, Inc. (I)	300	2,778
Brunswick Corp.	500	12,875
Hasbro, Inc. (L)	1,600	58,752
Mattel, Inc. (L)	4,200	141,372
Nikon Corp.	1,400	42,734
Sankyo Company, Ltd.	100	4,909

		263,420
Media - 2.2%
Aegis Group PLC	5,437	16,061
Cablevision Systems Corp., Class A	3,850	56,518
Charter Communications, Inc., Class A (I)	220	13,959
Comcast Corp., Class A	3,100	93,031
Discovery Communications, Inc., Series A (I)	70	3,542
Discovery Communications, Inc., Series C (I)	2,050	96,104
DISH Network Corp.	300	9,879
DreamWorks Animation SKG, Inc. (I)(L)	700	12,915
Informa PLC	5,509	38,954
Jupiter Telecommunications Company, Ltd.	42	42,055
Knology, Inc. (I)	100	1,820
Lamar Advertising Company, Class A (I)	300	9,723
Liberty Media Corp. - Liberty
Capital, Series A (I)	13	1,146
Live Nation Entertainment, Inc. (I)	200	1,880
Meredith Corp. (L)	300	9,738
Morningstar, Inc.	150	9,458
Omnicom Group, Inc.	600	30,390
Scholastic Corp.	200	7,056
Television Broadcasting Company, Ltd.	4,000	26,908
The Madison Square Garden, Inc., Class A (I)	1,162	39,740
The McGraw-Hill Companies, Inc.	2,500	121,175
The New York Times Company, Class A (I)	4,000	27,160
The Walt Disney Company	5,500	240,790
The Washington Post Company, Class B	40	14,943
Time Warner, Inc.	4,960	187,240
WPP PLC	9,405	128,558

		1,240,743
Multiline Retail - 0.6%
Dollar General Corp. (I)	650	30,030
Dollar Tree, Inc. (I)	100	9,449
Fred’s, Inc., Class A	200	2,922
J.C. Penney Company, Inc.	100	3,543

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Kohl’s Corp.	2,280	$114,068
Lojas Renner SA	700	24,043
Macy’s, Inc.	2,100	83,433
Parkson Retail Group, Ltd.	26,500	29,953
PPR	351	60,350

		357,791
Specialty Retail - 1.2%
Aaron’s, Inc.	600	15,540
ANN, Inc. (I)	200	5,728
Bed Bath & Beyond, Inc. (I)	700	46,039
CarMax, Inc. (I)(L)	700	24,255
Esprit Holdings, Ltd.	4,869	9,834
Francesca’s Holdings Corp. (I)	300	9,483
Hibbett Sports, Inc. (I)(L)	300	16,365
Inditex SA	393	37,634
Kingfisher PLC	11,137	54,609
Limited Brands, Inc.	500	24,000
Lowe’s Companies, Inc.	900	28,242
Lumber Liquidators Holdings, Inc. (I)	100	2,511
MarineMax, Inc. (I)	100	823
Monro Muffler Brake, Inc. (L)	200	8,298
New York & Company, Inc. (I)	300	1,119
O’Reilly Automotive, Inc. (I)	1,460	133,371
Pier 1 Imports, Inc.	200	3,636
Rue21, Inc. (I)	200	5,868
Staples, Inc.	5,900	95,462
Stein Mart, Inc. (I)	500	3,300
The Gap, Inc.	800	20,912
The Home Depot, Inc.	1,250	62,888
The Men’s Wearhouse, Inc.	200	7,754
Tiffany & Company	150	10,370
Zhongsheng Group Holdings, Ltd. (L)	12,500	24,328
Zumiez, Inc. (I)(L)	300	10,833

		663,202
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc. (I)(L)	260	12,940
Cie Financiere Richemont SA	1,428	89,662
Coach, Inc.	1,200	92,736
Deckers Outdoor Corp. (I)	90	5,675
Fossil, Inc. (I)(L)	1,000	131,980
JG Boswell Company	6	4,500
Liz Claiborne, Inc. (I)(L)	200	2,672
Michael Kors Holdings, Ltd. (I)	500	23,295
NIKE, Inc., Class B	1,300	140,972
PVH Corp.	600	53,598
Ralph Lauren Corp.	730	127,261
Steven Madden, Ltd. (I)	50	2,138
True Religion Apparel, Inc. (I)	100	2,740
Under Armour, Inc., Class A (I)	140	13,160

		703,329

		6,716,766
Consumer Staples - 3.3%
Beverages - 0.6%
Beam, Inc.	440	25,771
Brown Forman Corp., Class B	90	7,505
Coca-Cola Bottling Company Consolidated	50	3,137
Kirin Holdings Company, Ltd.	4,000	52,092
Molson Coors Brewing Company, Class B	1,100	49,775
Monster Beverage Corp. (I)	400	24,836
PepsiCo, Inc.	1,700	112,795
Pernod-Ricard SA	702	73,391

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	50	$3,701

		353,003
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	10	908
FamilyMart Company, Ltd.	1,100	46,623
Pricesmart, Inc.	210	15,290
Shoppers Drug Mart Corp.	500	21,956
Sysco Corp. (L)	300	8,958
Tesco PLC	23,541	124,231
The Fresh Market, Inc. (I)	120	5,754
The Kroger Company	800	19,384
Whole Foods Market, Inc.	1,080	89,856

		332,960
Food Products - 1.3%
Archer-Daniels-Midland Company	3,300	104,478
Campbell Soup Company (L)	3,620	122,537
ConAgra Foods, Inc.	3,100	81,406
Flowers Foods, Inc.	800	16,296
House Food Corp.	600	10,286
Kellogg Company	250	13,408
McCormick & Company, Inc., Non-
Voting Shares (L)	1,250	68,038
Nestle SA	3,452	217,251
The Hershey Company	50	3,067
Tootsie Roll Industries, Inc. (L)	218	4,999
Unilever PLC	2,807	92,661

		734,427
Household Products - 0.5%
Clorox Company	2,050	140,938
Kimberly-Clark Corp.	2,060	152,213
Oil-Dri Corp of America	100	2,129

		295,280
Personal Products - 0.3%
Avon Products, Inc.	5,600	108,416
L’Oreal SA	403	49,702

		158,118
Tobacco - 0.0%
Alliance One International, Inc. (I)(L)	800	3,016

		1,876,804
Energy - 6.0%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (I)	70	3,142
Cameron International Corp. (I)	1,470	77,660
CARBO Ceramics, Inc.	40	4,218
China Oilfield Services, Ltd., H Shares	28,000	39,996
Diamond Offshore Drilling, Inc. (L)	1,600	106,800
Exterran Holdings, Inc. (I)(L)	1,000	13,190
FMC Technologies, Inc. (I)(L)	1,600	80,672
Fugro NV	201	14,339
Gulf Islands Fabrication, Inc.	100	2,927
Halliburton Company	100	3,319
Hercules Offshore, Inc. (I)	400	1,892
McDermott International, Inc. (I)	1,000	12,810
Modec, Inc.	500	10,415
Oil States International, Inc. (I)	50	3,903
RigNet, Inc. (I)	225	3,944
Saipem SpA	657	33,915
Schlumberger, Ltd.	4,830	337,762
Tetra Technologies, Inc. (I)	600	5,652
Trican Well Service, Ltd.	600	8,812

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Union Drilling, Inc. (I)	200	$1,112
WorleyParsons, Ltd.	465	13,796

		780,276
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,780	139,445
Approach Resources, Inc. (I)	100	3,695
Beach Energy, Ltd.	27,216	41,461
BG Group PLC	2,818	65,374
Bill Barrett Corp. (I)(L)	200	5,202
BP PLC, ADR	3,200	144,000
Chevron Corp.	3,390	363,544
Clayton Williams Energy, Inc. (I)	70	5,561
Cloud Peak Energy, Inc. (I)	500	7,965
Concho Resources, Inc. (I)	700	71,456
ConocoPhillips	980	74,490
CONSOL Energy, Inc. (L)	3,620	123,442
Contango Oil & Gas Company (I)	80	4,713
Continental Resources, Inc. (I)	90	7,724
Devon Energy Corp.	100	7,112
ENI SpA	2,451	57,429
EOG Resources, Inc.	900	99,990
EQT Corp.	910	43,871
Exxon Mobil Corp.	3,460	300,086
Forest Oil Corp. (I)	100	1,212
Geomet, Inc. (I)	300	201
Goodrich Petroleum Corp. (I)(L)	200	3,804
Hess Corp.	140	8,253
Lone Pine Resources, Inc. (I)	83	540
Murphy Oil Corp.	2,820	158,681
Nexen, Inc.	1,600	29,360
Northern Oil and Gas, Inc. (I)(L)	700	14,518
Oasis Petroleum, Inc. (I)(L)	300	9,249
Occidental Petroleum Corp.	500	47,615
Petroleo Brasileiro SA, ADR	1,300	34,528
Petroleo Brasileiro SA, Class A, ADR	1,500	38,340
Pioneer Natural Resources Company (L)	400	44,636
QEP Resources, Inc.	900	27,450
Range Resources Corp.	730	42,442
Royal Dutch Shell PLC, ADR	3,300	231,429
Royal Dutch Shell PLC, ADR, Class B	2,500	176,575
SM Energy Company	230	16,277
Southwestern Energy Company (I)	300	9,180
Spectra Energy Corp.	2,100	66,255
Statoil ASA	3,652	99,018
Swift Energy Company (I)	100	2,903
Valero Energy Corp.	200	5,154

		2,634,180

		3,414,456
Financials - 10.6%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	880	50,274
Ares Capital Corp.	500	8,175
BlackRock, Inc.	50	10,245
Capital Southwest Corp.	20	1,891
Close Brothers Group PLC	1,161	14,583
Deutsche Bank AG	980	48,753
E*TRADE Financial Corp. (I)	2,110	23,105
Edelman Financial Group, Inc.	300	1,983
Federated Investors, Inc., Class B	100	2,241
Financial Engines, Inc. (I)	300	6,708
Franklin Resources, Inc.	1,750	217,053
GAM Holding, Ltd. (I)	1,901	27,704
GFI Group, Inc.	300	1,128

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Greenhill & Company, Inc. (L)	150	$6,546
Hercules Technology Growth Capital, Inc.	300	3,324
Invesco, Ltd.	5,400	144,018
Janus Capital Group, Inc. (L)	1,500	13,365
JMP Group, Inc.	200	1,476
KBW, Inc.	200	3,700
Lazard, Ltd., Class A	300	8,568
Legg Mason, Inc. (L)	3,600	100,548
Macquarie Group, Ltd.	1,160	34,960
Morgan Stanley	2,200	43,208
Northern Trust Corp.	3,910	185,530
PennantPark Investment Corp.	300	3,120
Safeguard Scientifics, Inc. (I)	200	3,440
State Street Corp.	760	34,580
Stifel Financial Corp. (I)	100	3,784
TD Ameritrade Holding Corp.	1,500	29,610
The Bank of New York Mellon Corp.	3,350	80,836
The Charles Schwab Corp.	410	5,892
The Goldman Sachs Group, Inc.	30	3,731

		1,124,079
Commercial Banks - 3.1%
Australia & New Zealand Banking Group, Ltd.	4,067	98,029
Banco Santander Brasil SA, ADR	4,600	42,182
Bank of Kentucky Financial Corp.	100	2,573
Barclays PLC, ADR	6,550	99,233
BBCN Bancorp, Inc. (I)	100	1,113
BNP Paribas SA	1,039	49,353
Bridge Capital Holdings (I)	100	1,346
Burke & Herbert Bank & Trust	1	2,232
China Citic Bank Corp., Ltd., H Shares	37,515	22,413
Chuo Mitsui Trust Holdings, Inc.	14,000	45,144
CIT Group, Inc. (I)	650	26,806
CoBiz Financial, Inc.	500	3,535
Columbia Banking System, Inc.	200	4,556
Commerce Bancshares, Inc.	135	5,470
DBS Group Holdings, Ltd.	4,000	45,098
DNB ASA	6,070	77,963
East West Bancorp, Inc.	400	9,236
Erste Group Bank AG	486	11,188
Farmers & Merchants Bank of Long Beach	1	4,270
First Horizon National Corp. (L)	973	10,100
Glacier Bancorp, Inc.	300	4,482
Home Bancshares, Inc.	200	5,322
Intesa Sanpaolo SpA	5,035	9,032
M&T Bank Corp.	50	4,344
Mitsubishi UFJ Financial Group	7,700	38,718
Nordea Bank AB	3,225	29,336
PNC Financial Services Group, Inc.	1,900	122,531
Preferred Bank/Los Angeles CA (I)	160	1,885
Regions Financial Corp.	6,350	41,847
Sandy Spring Bancorp, Inc.	200	3,634
Signature Bank (I)	200	12,608
Societe Generale SA	482	14,095
Standard Chartered PLC	3,167	78,973
SunTrust Banks, Inc.	4,200	101,514
SVB Financial Group (I)	250	16,085
Svenska Handelsbanken AB, Series A (L)	1,228	39,163
Swedbank AB, Class A	3,616	56,294
TCF Financial Corp.	600	7,134
Texas Capital Bancshares, Inc. (I)(L)	200	6,924
The Bank of Yokohama, Ltd.	3,000	15,097
U.S. Bancorp	9,350	296,208
Washington Trust Bancorp, Inc.	100	2,414
Wells Fargo & Company	7,850	267,999

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Westamerica Bancorp.	210	$10,080
Western Alliance Bancorp (I)	500	4,235
Wintrust Financial Corp.	430	15,390

		1,767,184
Consumer Finance - 1.1%
American Express Company	7,130	412,542
Capital One Financial Corp. (L)	1,650	91,971
Discover Financial Services	300	10,002
Green Dot Corp., Class A (I)	360	9,547
SLM Corp.	6,050	95,348

		619,410
Diversified Financial Services - 1.6%
Bank of America Corp.	14,170	135,607
BM&F Bovespa SA	6,300	38,792
CBOE Holdings, Inc.	300	8,526
Challenger, Ltd.	5,147	20,272
Citigroup, Inc.	10	366
CME Group, Inc.	10	2,893
Compass Diversified Holdings	300	4,437
Deutsche Boerse AG	430	28,952
ING Groep NV, ADR (I)	2,043	17,037
IntercontinentalExchange, Inc. (I)	590	81,078
JPMorgan Chase & Company	9,170	421,637
Mitsubishi UFJ Lease &
Finance Company, Ltd.	720	31,910
MSCI, Inc. (I)	900	33,129
NYSE Euronext	2,020	60,620

		885,256
Insurance - 2.0%
AIA Group, Ltd.	10,600	38,817
Alterra Capital Holdings, Ltd.	200	4,596
Assured Guaranty, Ltd.	100	1,652
AXA SA	4,769	79,135
Axis Capital Holdings, Ltd.	200	6,634
Chubb Corp.	830	57,361
Fidelity National Financial, Inc., Class A	900	16,227
First American Financial Corp.	1,100	18,293
Fortegra Financial Corp. (I)	100	836
HCC Insurance Holdings, Inc.	200	6,234
Infinity Property & Casualty Corp.	60	3,140
Kemper Corp.	300	9,084
Lincoln National Corp. (L)	2,830	74,599
Loews Corp.	1,000	39,870
Markel Corp. (I)	26	11,672
Marsh & McLennan Companies, Inc. (L)	5,400	177,066
Muenchener Rueckversicherungs AG	414	62,477
National Interstate Corp.	200	5,116
OneBeacon Insurance Group, Ltd.	200	3,082
ProAssurance Corp. (L)	220	19,384
Prudential Financial, Inc.	850	53,882
Prudential PLC	2,502	29,931
QBE Insurance Group, Ltd.	2,076	30,541
SeaBright Holdings, Inc.	200	1,818
Sony Financial Holdings, Inc.	2,500	44,870
Sun Life Financial, Inc. (L)	2,250	53,303
Sun Life Financial, Inc. (Toronto
Stock Exchange)	2,100	49,834
Swiss Life Holding (I)	252	29,990
The Allstate Corp.	4,500	148,140
The Progressive Corp.	600	13,908
W.R. Berkley Corp.	300	10,836
White Mountains Insurance Group, Ltd.	44	22,076
Willis Group Holdings PLC	200	6,996

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	800	$17,352

		1,148,752
Real Estate Investment Trusts - 0.5%
Acadia Realty Trust	250	5,635
CBL & Associates Properties, Inc.	200	3,784
Cedar Shopping Centers, Inc.	500	2,560
Cousins Properties, Inc.	703	5,329
DiamondRock Hospitality Company	100	1,029
EastGroup Properties, Inc.	50	2,511
First Potomac Realty Trust (L)	400	4,836
General Growth Properties, Inc.	512	8,699
Hatteras Financial Corp.	200	5,580
Kilroy Realty Corp.	200	9,322
Kite Realty Group Trust	800	4,216
LaSalle Hotel Properties (L)	300	8,442
Pebblebrook Hotel Trust	100	2,258
Potlatch Corp.	100	3,134
Prologis, Inc.	246	8,861
Redwood Trust, Inc.	400	4,480
Saul Centers, Inc.	200	8,072
Strategic Hotels & Resorts, Inc. (I)	500	3,290
Unibail-Rodamco SE	277	55,415
Washington Real Estate Investment Trust	200	5,940
Weingarten Realty Investors	200	5,286
Westfield Retail Trust	15,881	42,454
Weyerhaeuser Company (L)	3,799	83,274

		284,407
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc., Class A (I)	300	4,698
Goldcrest Company, Ltd.	350	6,399
Jones Lang LaSalle, Inc.	90	7,498
Kerry Properties, Ltd.	8,500	38,047
Mitsui Fudosan Company, Ltd.	2,000	38,740
Soho China, Ltd.	58,500	42,257
The St. Joe Company (I)(L)	400	7,604

		145,243
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	500	12,500
Capitol Federal Financial, Inc.	712	8,444
Radian Group, Inc.	500	2,175

		23,119

		5,997,450
Health Care - 6.1%
Biotechnology - 1.3%
Abcam PLC	677	3,778
Alexion Pharmaceuticals, Inc. (I)	1,090	101,217
Alkermes PLC (I)	300	5,565
Amarin Corp. PLC, ADR (I)(L)	200	2,264
Amgen, Inc.	1,480	100,625
Biogen Idec, Inc. (I)	1,200	151,164
Celgene Corp. (I)(L)	2,200	170,544
CSL, Ltd.	1,398	51,983
Dendreon Corp. (I)(L)	300	3,197
Exelixis, Inc. (I)	1,200	6,216
Gilead Sciences, Inc. (I)	1,600	78,160
Human Genome Sciences, Inc. (I)	700	5,768
Idenix Pharmaceuticals, Inc. (I)	500	4,895
Incyte Corp. (I)	700	13,510
InterMune, Inc. (I)	100	1,467
Lexicon Pharmaceuticals, Inc. (I)	2,000	3,720
Momenta Pharmaceuticals, Inc. (I)	300	4,596

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)(L)	330	$38,485
Seattle Genetics, Inc. (I)(L)	150	3,057
Theravance, Inc. (I)	400	7,800

		758,011
Health Care Equipment & Supplies - 0.6%
Analogic Corp.	80	5,403
AngioDynamics, Inc. (I)	100	1,225
Atrion Corp.	30	6,306
Baxter International, Inc.	900	53,802
C.R. Bard, Inc.	150	14,808
CareFusion Corp. (I)	500	12,965
Covidien PLC	500	27,340
DENTSPLY International, Inc. (L)	500	20,065
Dynavox, Inc., Class A (I)	100	308
Edwards Lifesciences Corp. (I)	280	20,364
Elekta AB, Series B	1,127	57,064
HeartWare International, Inc. (I)	90	5,912
IDEXX Laboratories, Inc. (I)	250	21,863
Intuitive Surgical, Inc. (I)	10	5,418
Quidel Corp. (I)(L)	300	5,511
Stryker Corp.	1,000	55,480
The Cooper Companies, Inc.	70	5,720
West Pharmaceutical Services, Inc.	100	4,253
Wright Medical Group, Inc. (I)(L)	300	5,796
Zimmer Holdings, Inc.	60	3,857

		333,460
Health Care Providers & Services - 1.4%
AMERIGROUP Corp. (I)	180	12,110
Capital Senior Living Corp. (I)	300	2,772
Cardinal Health, Inc.	1,900	81,909
Express Scripts, Inc. (I)(L)	3,000	162,540
Fleury SA	600	7,921
Fresenius SE & Company KGaA	618	63,380
HealthSouth Corp. (I)(L)	800	16,384
Henry Schein, Inc. (I)	325	24,596
HMS Holdings Corp. (I)	300	9,363
Kindred Healthcare, Inc. (I)(L)	500	4,320
Laboratory Corp. of America Holdings (I)(L)	140	12,816
Landauer, Inc.	120	6,362
LCA-Vision, Inc. (I)	200	1,256
McKesson Corp.	2,170	190,461
Mednax, Inc. (I)	90	6,693
National Healthcare Corp.	100	4,556
Owens & Minor, Inc. (L)	405	12,316
Quest Diagnostics, Inc.	1,470	89,891
Select Medical Holdings Corp. (I)	600	4,614
Tenet Healthcare Corp. (I)(L)	1,700	9,027
Triple-S Management Corp., Class B (I)	100	2,310
UnitedHealth Group, Inc.	1,000	58,940
Universal Health Services, Inc., Class B	200	8,382

		792,919
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	400	6,640
athenahealth, Inc. (I)(L)	230	17,048
Cerner Corp. (I)	10	762
HealthStream, Inc. (I)	100	2,319
SXC Health Solutions Corp. (I)	450	33,732

		60,501
Life Sciences Tools & Services - 0.4%
BG Medicine, Inc. (I)	100	702
Bruker Corp. (I)	970	14,851
Covance, Inc. (I)(L)	260	12,384

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. (I)(L)	130	$6,839
Thermo Fisher Scientific, Inc.	3,400	191,692

		226,468
Pharmaceuticals - 2.3%
Allergan, Inc.	900	85,887
Astellas Pharma, Inc.	1,100	45,452
AVANIR Pharmaceuticals, Class A (I)	800	2,736
Bayer AG	1,084	76,311
Bristol-Myers Squibb Company	3,390	114,413
Cardiome Pharma Corp. (I)	200	141
Chugai Pharmaceutical Company, Ltd.	900	16,690
Elan Corp. PLC, ADR (I)	600	9,006
Forest Laboratories, Inc. (I)	140	4,857
GlaxoSmithKline PLC, ADR (L)	3,920	176,047
Hospira, Inc. (I)(L)	800	29,912
Johnson & Johnson	2,630	173,475
Merck & Company, Inc.	3,800	145,920
Perrigo Company	100	10,331
Pfizer, Inc.	7,011	158,869
Roche Holdings AG	239	41,612
Sanofi	2,224	172,422
Shire PLC, ADR	20	1,895
The Medicines Company (I)	100	2,007
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	183	9,825
XenoPort, Inc. (I)(L)	400	1,800

		1,279,608

		3,450,967
Industrials - 9.4%
Aerospace & Defense - 1.8%
American Science & Engineering, Inc.	100	6,705
Goodrich Corp.	90	11,290
HEICO Corp., Class A	250	10,038
Hexcel Corp. (I)	100	2,401
Honeywell International, Inc.	4,100	250,305
Kratos Defense &
Security Solutions, Inc. (I)(L)	400	2,136
Lockheed Martin Corp.	830	74,584
Precision Castparts Corp.	1,100	190,190
Raytheon Company (L)	260	13,723
Rockwell Collins, Inc.	150	8,634
Rolls-Royce Holdings PLC (I)	4,591	59,601
Spirit Aerosystems
Holdings, Inc., Class A (I)(L)	300	7,338
Taser International, Inc. (I)	1,600	6,944
Textron, Inc. (L)	1,900	52,877
The Boeing Company	2,720	202,286
United Technologies Corp.	1,200	99,528

		998,580
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	10	655
Expeditors International of Washington, Inc.	1,000	46,510
FedEx Corp. (L)	2,100	193,116
HUB Group, Inc., Class A (I)	200	7,206
United Parcel Service, Inc., Class B	1,780	143,682
UTi Worldwide, Inc. (L)	600	10,338

		401,507
Airlines - 0.2%
Alaska Air Group, Inc. (I)	100	3,582
Allegiant Travel Company (I)	160	8,720
Delta Air Lines, Inc. (I)	1,000	9,910

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	100	$1,105
Southwest Airlines Company	2,500	20,600
United Continental Holdings, Inc. (I)(L)	2,600	55,900

		99,817
Building Products - 0.2%
AO Smith Corp.	195	8,765
Fortune Brands Home & Security, Inc. (I)	710	15,670
Insteel Industries, Inc.	200	2,430
Masco Corp.	4,100	54,817
Quanex Building Products Corp.	100	1,763
Universal Forest Products, Inc.	100	3,448
USG Corp. (I)(L)	1,750	30,100

		116,993
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	1,600	48,208
Cintas Corp. (L)	300	11,736
Clean Harbors, Inc. (I)	290	19,526
G&K Services, Inc., Class A	100	3,420
InnerWorkings, Inc. (I)	500	5,825
Interface, Inc., Class A	500	6,975
McGrath RentCorp	200	6,422
Mine Safety Appliances Company (L)	200	8,216
Mobile Mini, Inc. (I)(L)	300	6,336
US Ecology, Inc.	200	4,348
Waste Connections, Inc.	1,020	33,181

		154,193
Construction & Engineering - 0.2%
Aegion Corp. (I)	200	3,566
Bouygues SA	1,233	37,726
Carillion PLC	7,851	37,513
Pike Electric Corp. (I)	200	1,646
Quanta Services, Inc. (I)	700	14,630
Sterling Construction Company, Inc. (I)	100	975

		96,056
Electrical Equipment - 1.0%
ABB, Ltd.	2,020	41,497
Acuity Brands, Inc.	290	18,221
AMETEK, Inc.	570	27,651
Belden, Inc.	200	7,582
Cooper Industries PLC	2,030	129,819
Emerson Electric Company	2,200	114,796
Franklin Electric Company, Inc.	50	2,454
Legrand SA, ADR	1,132	41,640
Mitsubishi Electric Corp.	7,000	62,252
Roper Industries, Inc.	790	78,336
The Babcock & Wilcox Company (I)	900	23,175

		547,423
Industrial Conglomerates - 2.3%
3M Company	2,300	205,183
Cookson Group PLC	3,683	40,792
Danaher Corp.	7,400	414,400
DCC PLC	1,073	26,574
DCC PLC (Irish Stock Exchange)	313	7,884
General Electric Company	18,500	371,295
Hutchison Whampoa, Ltd.	6,000	59,865
Koninklijke Philips Electronics NV	2,048	41,507
SembCorp Industries, Ltd.	17,000	71,568
Siemens AG	634	63,991

		1,303,059
Machinery - 1.0%
Astec Industries, Inc. (I)	100	3,648

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Cargotec Corp. OYJ	500	$19,086
Cascade Corp.	40	2,005
Caterpillar, Inc.	350	37,282
CIRCOR International, Inc.	100	3,327
Colfax Corp. (I)	200	7,048
Crane Company	110	5,335
Cummins, Inc.	160	19,206
Deere & Company	10	809
Energy Recovery, Inc. (I)	300	690
EnPro Industries, Inc. (I)	225	9,248
Gardner Denver, Inc. (L)	270	17,015
IDEX Corp.	300	12,639
Illinois Tool Works, Inc. (L)	2,860	163,363
Ingersoll-Rand PLC (L)	2,200	90,970
ITT Corp.	950	21,793
Joy Global, Inc.	50	3,675
Lydall, Inc. (I)	300	3,057
Makita Corp.	400	16,215
Middleby Corp. (I)	50	5,059
Nordson Corp. (L)	140	7,631
Pall Corp. (L)	290	17,293
RBC Bearings, Inc. (I)	100	4,613
Robbins & Myers, Inc.	50	2,603
Stanley Black & Decker, Inc.	300	23,088
Sun Hydraulics, Inc.	200	5,232
The Toro Company	70	4,978
Toshiba Machine Company, Ltd.	2,000	10,248
Valmont Industries, Inc.	70	8,219
WABCO Holdings, Inc. (I)	340	20,563
Woodward, Inc.	200	8,566
Xylem, Inc. (L)	1,500	41,625

		596,129
Marine - 0.1%
A P Moller Maersk A/S, Series A	5	38,695
International Shipholding Corp.	100	2,309
Kirby Corp. (I)	140	9,211
Nippon Yusen Kabushiki Kaisha	2,000	6,352

		56,567
Professional Services - 0.2%
CoStar Group, Inc. (I)	80	5,524
Equifax, Inc.	150	6,639
FTI Consulting, Inc. (I)	100	3,752
IHS, Inc., Class A (I)	260	24,349
Kforce, Inc. (I)	200	2,980
Korn/Ferry International (I)	400	6,700
Manpower, Inc.	770	36,475
Navigant Consulting Company (I)	200	2,782
Robert Half International, Inc.	100	3,030
The Advisory Board Company (I)(L)	130	11,521
Verisk Analytics, Inc., Class A (I)	200	9,394

		113,146
Road & Rail - 0.6%
Central Japan Railway Company, Ltd.	6	49,630
Genesee & Wyoming, Inc., Class A (I)(L)	270	14,737
Hertz Global Holdings, Inc. (I)(L)	1,000	15,040
J.B. Hunt Transport Services, Inc.	440	23,923
Kansas City Southern (I)(L)	510	36,562
Landstar System, Inc.	370	21,356
Patriot Transportation Holding, Inc. (I)	100	2,329
RailAmerica, Inc. (I)	100	2,146
Union Pacific Corp.	1,700	182,716
Universal Truckload Services, Inc.	100	1,506

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Vitran Corp., Inc. (I)	300	$2,394

		352,339
Trading Companies & Distributors - 0.8%
Aceto Corp.	200	1,898
Air Lease Corp. (I)	300	7,221
Beacon Roofing Supply, Inc. (I)	200	5,152
Fastenal Company (L)	3,610	195,301
Kaman Corp., Class A	100	3,395
Mitsubishi Corp. (L)	3,900	90,925
Mitsui & Company, Ltd.	4,000	65,835
MSC Industrial Direct Company, Inc., Class A	40	3,331
United Rentals, Inc. (I)	100	4,289
W.W. Grainger, Inc. (L)	400	85,924

		463,271

		5,299,080
Information Technology - 11.8%
Communications Equipment - 1.3%
ADTRAN, Inc.	100	3,119
Alcatel-Lucent (I)	8,641	19,632
Aruba Networks, Inc. (I)(L)	400	8,912
Cisco Systems, Inc.	5,600	118,440
Finisar Corp. (I)(L)	300	6,045
Harris Corp. (L)	3,000	135,240
Ixia (I)(L)	300	3,747
JDS Uniphase Corp. (I)	1,200	17,388
Juniper Networks, Inc. (I)	3,300	75,504
Motorola Mobility Holdings, Inc. (I)	130	5,101
Nokia OYJ, ADR (L)	4,300	23,607
QUALCOMM, Inc.	4,700	319,694
ShoreTel, Inc. (I)	400	2,272
Tellabs, Inc. (L)	800	3,240

		741,941
Computers & Peripherals - 2.9%
3D Systems Corp. (I)(L)	900	21,186
Apple, Inc. (I)	2,250	1,348,808
EMC Corp. (I)	5,900	176,292
Hewlett-Packard Company	4,200	100,086
Intevac, Inc. (I)	500	4,250
Synaptics, Inc. (I)	100	3,651
Xyratex, Ltd.	100	1,591

		1,655,864
Electronic Equipment, Instruments & Components - 0.5%
AVX Corp.	450	5,967
Badger Meter, Inc.	100	3,399
Cognex Corp.	100	4,236
Corning, Inc.	4,600	64,768
Dolby Laboratories, Inc., Class A (I)	50	1,903
Electro Rent Corp.	400	7,364
Electro Scientific Industries, Inc.	200	3,002
Elster Group SE, ADR (I)	100	1,581
FLIR Systems, Inc.	100	2,531
GTSI Corp. (I)	600	2,988
Hamamatsu Photonics KK	1,200	45,441
Hosiden Corp.	700	5,123
Littelfuse, Inc.	100	6,270
Molex, Inc., Class A	600	14,070
MTS Systems Corp.	70	3,716
Nippon Electric Glass Company, Ltd.	4,000	35,166
Orbotech, Ltd. (I)	200	2,318
RealD, Inc. (I)	500	6,750
SYNNEX Corp. (I)	100	3,814

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Trimble Navigation, Ltd. (I)	490	$26,666
Venture Corp., Ltd.	3,000	20,377
Zygo Corp. (I)	200	3,914

		271,364
Internet Software & Services - 2.8%
Active Network, Inc. (I)	400	6,732
Akamai Technologies, Inc. (I)	200	7,340
Angie’s List, Inc. (I)	500	9,445
Baidu, Inc., ADR (I)	2,300	335,271
Bankrate, Inc. (I)	300	7,425
Cornerstone Ondemand, Inc. (I)	200	4,368
eBay, Inc. (I)	3,900	143,871
Equinix, Inc. (I)	50	7,873
Facebook, Inc., Class A (I)(R)	1,018	35,477
Facebook, Inc., Class B (I)(R)	4,294	149,646
Google, Inc., Class A (I)	900	577,116
Kakaku.com, Inc.	1,000	26,323
LinkedIn Corp., Class A (I)(L)	400	40,796
MercadoLibre, Inc.	40	3,912
OpenTable, Inc. (I)	300	12,141
Rackspace Hosting, Inc. (I)	480	27,739
RealNetworks, Inc.	225	2,237
SPS Commerce, Inc. (I)	100	2,688
Tencent Holdings, Ltd.	5,700	159,028
Youku.com, Inc., ADR (I)	400	8,796

		1,568,224
IT Services - 1.5%
Accenture PLC, Class A (L)	500	32,250
Amdocs, Ltd. (I)	500	15,790
Computer Sciences Corp.	3,370	100,898
CoreLogic, Inc. (I)	700	11,424
Fiserv, Inc. (I)	430	29,838
Gartner, Inc. (I)	900	38,376
Genpact, Ltd. (I)	100	1,630
Global Payments, Inc.	410	19,463
International Business Machines Corp.	30	6,260
Isoftstone Holdings, Ltd., ADR (I)	300	2,649
Lender Processing Services, Inc.	700	18,200
Logica PLC	5,745	9,144
MasterCard, Inc., Class A	800	336,432
NS Solutions Corp.	400	7,745
Paychex, Inc.	200	6,198
SAIC, Inc. (I)	200	2,640
Sapient Corp.	900	11,205
StarTek, Inc. (I)	800	1,752
The Western Union Company	300	5,280
TNS, Inc. (I)	200	4,346
Visa, Inc., Class A	1,400	165,200

		826,720
Office Electronics - 0.1%
Canon, Inc.	1,200	57,222
Semiconductors & Semiconductor Equipment - 1.6%
Actions Semiconductor Co Ltd ADR (I)	500	850
Advanced Energy Industries, Inc. (I)	300	3,936
Altera Corp.	1,080	43,006
Analog Devices, Inc.	2,360	95,344
Applied Materials, Inc.	6,550	81,482
ASML Holding NV	1,408	70,250
ASML Holding NV (L)	140	7,020
Atmel Corp. (I)(L)	1,300	12,818
Broadcom Corp., Class A (I)	4,510	177,243

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	400	$4,932
Cavium, Inc. (I)	200	6,188
Cohu, Inc.	300	3,411
Cree, Inc. (I)	240	7,591
Cymer, Inc. (I)	70	3,500
Entegris, Inc. (I)	400	3,736
First Solar, Inc. (I)(L)	900	22,545
GT Advanced Technologies Inc. (I)	300	2,481
Intersil Corp., Class A	1,000	11,200
Marvell Technology Group, Ltd. (I)	1,100	17,303
Microchip Technology, Inc. (L)	300	11,160
Microsemi Corp. (I)	100	2,144
NVIDIA Corp. (I)	1,000	15,390
PMC-Sierra, Inc. (I)	1,300	9,399
Samsung Electronics Company, Ltd.	58	65,317
Silicon Laboratories, Inc. (I)	370	15,910
Standard Microsystems Corp. (I)	200	5,174
Sumco Corp. (I)	1,700	20,934
Supertex, Inc. (I)	200	3,614
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	2,300	35,144
Texas Instruments, Inc.	1,600	53,776
Tokyo Electron, Ltd.	500	28,661
Veeco Instruments, Inc. (I)	100	2,860
Xilinx, Inc.	2,500	91,075

		935,394
Software - 1.1%
Ariba, Inc. (I)(L)	600	19,626
Autodesk, Inc. (I)	1,700	71,944
Bottomline Technologies, Inc. (I)	200	5,588
Cadence Design Systems, Inc. (I)(L)	300	3,552
Callidus Software, Inc. (I)	300	2,343
Concur Technologies, Inc. (I)(L)	390	22,378
Electronic Arts, Inc. (I)	200	3,296
EPIQ Systems, Inc.	300	3,630
FactSet Research Systems, Inc.	270	26,741
Fortinet, Inc. (I)	200	5,530
GameLoft SA (I)	490	3,048
Informatica Corp. (I)	200	10,580
Intuit, Inc.	500	30,065
MICROS Systems, Inc. (I)	220	12,164
Microsoft Corp.	6,310	203,498
Nintendo Company, Ltd.	100	15,148
Nuance Communications, Inc. (I)(L)	880	22,510
Progress Software Corp. (I)	250	5,905
QLIK Technologies, Inc. (I)	100	3,200
Red Hat, Inc. (I)	340	20,363
Rovi Corp. (I)	100	3,255
Salesforce.com, Inc. (I)(L)	500	77,255
Software AG	960	35,952
Sourcefire, Inc. (I)(L)	150	7,220
SS&C Technologies Holdings, Inc. (I)	100	2,333
TIBCO Software, Inc. (I)	500	15,250
Websense, Inc. (I)	200	4,218

		636,592

		6,693,321
Materials - 3.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	400	36,720
Air Water, Inc.	1,000	12,944
American Vanguard Corp.	300	6,507
Asahi Kasei Corp.	9,000	55,754
BASF SE	735	64,360

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
E.I. du Pont de Nemours & Company	1,340	$70,886
Ecolab, Inc. (L)	423	26,108
Hawkins, Inc.	100	3,720
Innospec, Inc. (I)	300	9,114
International Flavors & Fragrances, Inc. (L)	1,160	67,976
Koppers Holdings, Inc.	100	3,856
Minerals Technologies, Inc.	60	3,925
Monsanto Company	2,940	234,494
Penford Corp. (I)	500	3,380
Potash Corp. of Saskatchewan, Inc.	30	1,371
Praxair, Inc.	2,350	269,404
Rockwood Holdings, Inc. (I)	440	22,946
Senomyx, Inc. (I)	600	1,644
Showa Denko KK	5,000	11,436
The Sherwin-Williams Company	700	76,069
Tosoh Corp.	3,000	8,360
Umicore SA	872	48,118
Wacker Chemie AG	283	24,953

		1,064,045
Construction Materials - 0.2%
Vulcan Materials Company	2,500	106,825
Containers & Packaging - 0.0%
Myers Industries, Inc.	400	5,900
Packaging Corp. of America	400	11,836

		17,736
Metals & Mining - 1.0%
Agnico Eagle Mines, Ltd. (L)	740	24,701
Agnico-Eagle Mines, Ltd.	900	29,992
AMCOL International Corp.	100	2,949
AngloGold Ashanti, Ltd., ADR	250	9,230
Antofagasta PLC	1,162	21,467
BHP Billiton PLC	1,680	51,443
BHP Billiton, Ltd.	2,488	89,981
Carpenter Technology Corp.	220	11,491
Compass Minerals International, Inc.	90	6,457
Franco-Nevada Corp.	600	25,800
Harry Winston Diamond Corp. (I)	1,100	16,189
Hudbay Minerals, Inc.	160	1,754
Kobe Steel, Ltd.	7,000	11,467
Nucor Corp.	3,240	139,158
Osisko Mining Corp. (I)	600	6,966
Rio Tinto, Ltd.	1,129	76,542
Sandstorm Gold Ltd. (I)	1,800	3,393
SSAB AB, Series A	3,284	31,069
Stillwater Mining Company (I)	150	1,896
Synalloy Corp.	100	1,314

		563,259
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (I)	180	5,978
Deltic Timber Corp.	90	5,696
International Paper Company (L)	5,000	175,500
MeadWestvaco Corp.	2,500	78,975

		266,149

		2,018,014
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.6%
American Tower Corp.	3,890	245,148
AT&T, Inc.	7,520	234,850
CenturyLink, Inc.	1,984	76,682
Hellenic Telecommunications
Organization SA, ADR	300	645

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	30,000	$12,736
Premiere Global Services, Inc. (I)(L)	400	3,616
Telecom Italia SpA, RSP	69,519	68,301
Telefonica SA	6,608	108,402
Telstra Corp., Ltd.	13,723	46,776
Verizon Communications, Inc.	2,900	110,867

		908,023
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV,
Series L, ADR (L)	2,340	58,102
KDDI Corp.	7	45,548
Softbank Corp.	1,200	35,695
Telephone & Data Systems, Inc. (L)	651	15,071
Vodafone Group PLC	17,970	49,617
Vodafone Group PLC, ADR	6,050	167,404

		371,437

		1,279,460
Utilities - 2.2%
Electric Utilities - 1.5%
American Electric Power Company, Inc.	200	7,716
Cleco Corp. (L)	200	7,930
Duke Energy Corp.	3,800	79,838
E.ON AG	2,353	56,359
El Paso Electric Company	300	9,747
Entergy Corp.	2,050	137,760
Exelon Corp.	3,300	129,393
FirstEnergy Corp. (L)	1,813	82,655
Pepco Holdings, Inc. (L)	300	5,667
Pinnacle West Capital Corp.	1,430	68,497
PPL Corp.	2,170	61,324
Progress Energy, Inc.	1,810	96,129
Scottish & Southern Energy PLC	4,356	92,555
UniSource Energy Corp.	100	3,657

		839,227
Gas Utilities - 0.0%
Southwest Gas Corp.	140	5,984
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (I)	2,000	34,420
GenOn Energy, Inc. (I)	5,946	12,368
NRG Energy, Inc. (I)	300	4,701

		51,489
Multi-Utilities - 0.6%
Black Hills Corp.	100	3,353
GDF Suez	1,986	51,271
NiSource, Inc.	6,500	158,275
NorthWestern Corp.	100	3,546
TECO Energy, Inc. (L)	1,320	23,166
Xcel Energy, Inc.	3,330	88,145

		327,756

		1,224,456

TOTAL COMMON STOCKS (Cost $33,505,773)		$37,970,774

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Company, Series B, 4.750%	1,950	81,608

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Automobiles (continued)
Volkswagen AG	412	$72,520

		154,128

		154,128

TOTAL PREFERRED SECURITIES (Cost $161,702)		$154,128

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 19.7%
U.S. Government - 8.8%
U.S. Treasury Bonds 3.875%, 08/15/2040	$400,000	$440,875
U.S. Treasury Notes
0.375%, 03/15/2015	1,705,000	1,698,473
0.875%, 12/31/2016	1,300,000	1,292,992
2.000%, 11/30/2013	700,000	719,414
2.125%, 08/15/2021	800,000	799,000

		4,950,754
U.S. Government Agency - 10.9%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040 to 02/01/2041	192,511	201,232
4.500%, 12/01/2039 to 12/01/2040	245,498	261,208
5.000%, 04/01/2040 to 08/01/2040	417,574	450,758
Federal National Mortgage Association
2.375%, 04/11/2016	200,000	211,111
3.000%, 02/01/2027 to 03/01/2027	164,555	170,530
3.500%, 12/01/2026 to 02/01/2042	370,060	386,498
4.000%, 10/01/2025 to 02/01/2042	854,139	899,935
4.500%, 05/01/2024 to 11/01/2041	949,550	1,013,476
5.000%, 02/01/2021 to 06/01/2041	513,318	555,680
5.500%, 10/01/2035 to 05/01/2039	647,208	708,574
6.000%, 04/01/2035 to 10/01/2038	770,911	851,528
6.500%, 10/01/2036	153,449	171,577
Government National Mortgage Association
3.500%, 01/20/2042 to 03/20/2042	103,747	108,305
4.500%, 11/20/2040	136,144	148,390
5.000%, 05/15/2039 to 09/15/2039	32,553	36,101

		6,174,903

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $10,953,225)		$11,125,657

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Canada - 0.5%
Canada Housing Trust
1.375%, 01/27/2014	50,000	50,778
Export Development Canada
3.500%, 05/16/2013	10,000	10,352
Province of British Columbia Canada
2.100%, 05/18/2016	70,000	72,969
2.850%, 06/15/2015	25,000	26,598
Province of Manitoba
2.125%, 04/22/2013	25,000	25,441
Province of Ontario
2.300%, 05/10/2016	50,000	51,770
Province of Quebec
3.500%, 07/29/2020	50,000	53,721

		291,629
Mexico - 0.1%
Government of Mexico
5.950%, 03/19/2019	50,000	59,950

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.1%
Svensk Exportkredit AB
1.750%, 10/20/2015	$50,000	$50,499

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $384,787)		$402,078

CORPORATE BONDS - 8.6%
Consumer Discretionary - 0.7%
AutoZone, Inc.
4.000%, 11/15/2020	25,000	25,916
Comcast Corp.
5.700%, 05/15/2018	25,000	29,498
Discovery Communications LLC
5.625%, 08/15/2019	25,000	29,103
Grupo Televisa SAB
6.625%, 01/15/2040	25,000	28,150
Harley-Davidson Financial Services, Inc.
3.875%, 03/15/2016 (S)	35,000	36,494
McDonald’s Corp.
4.875%, 07/15/2040	25,000	27,714
News America, Inc.
6.150%, 03/01/2037	35,000	39,013
Omnicom Group, Inc.
6.250%, 07/15/2019	15,000	17,501
Time Warner Cable, Inc.
8.250%, 04/01/2019	55,000	70,320
Time Warner, Inc.
4.700%, 01/15/2021	25,000	27,303
6.100%, 07/15/2040	25,000	27,896
Yum! Brands Inc
5.300%, 09/15/2019	25,000	28,149

		387,057
Consumer Staples - 0.6%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	27,933
9.250%, 08/06/2019	10,000	13,443
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 02/15/2016	25,000	26,366
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	12,212
Church & Dwight Company, Inc.
3.350%, 12/15/2015	5,000	5,240
Kraft Foods, Inc.
5.375%, 02/10/2020	50,000	57,783
Philip Morris International, Inc.
4.500%, 03/26/2020	25,000	28,014
The Coca-Cola Company
1.500%, 11/15/2015	45,000	45,948
The Kroger Company
5.000%, 04/15/2013	25,000	26,054
Wal-Mart Stores, Inc.
3.250%, 10/25/2020	50,000	52,311
5.250%, 09/01/2035	20,000	22,677

		317,981
Energy - 1.3%
Apache Corp.
3.625%, 02/01/2021	25,000	26,356
Buckeye Partners LP
5.500%, 08/15/2019	25,000	26,919
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014	15,000	15,200
6.250%, 03/15/2038	25,000	30,456

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ConocoPhillips Company
5.900%, 10/15/2032	$45,000	$54,448
Devon Financing Corp. ULC
7.875%, 09/30/2031	25,000	34,410
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	27,737
Enbridge, Inc.
4.900%, 03/01/2015	25,000	27,122
Enterprise Products Operating LLC
3.200%, 02/01/2016	50,000	52,600
Hess Corp.
8.125%, 02/15/2019	15,000	19,366
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	17,734
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	12,386
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	32,085
Noble Holding International, Ltd.
3.050%, 03/01/2016	25,000	25,747
3.450%, 08/01/2015	5,000	5,264
Occidental Petroleum Corp.
4.125%, 06/01/2016	35,000	39,024
Petrobras International Finance Company
5.875%, 03/01/2018	50,000	56,069
Petroleos Mexicanos
4.875%, 03/15/2015	25,000	27,063
Plains All American Pipeline LP
5.750%, 01/15/2020	25,000	28,576
Shell International Finance BV
4.300%, 09/22/2019	25,000	28,333
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	22,458
Talisman Energy, Inc.
3.750%, 02/01/2021	25,000	24,569
Transocean, Inc.
4.950%, 11/15/2015	25,000	26,731
Valero Energy Corp.
9.375%, 03/15/2019	15,000	19,642
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	33,123
Williams Partners LP
4.125%, 11/15/2020	15,000	15,407
5.250%, 03/15/2020	25,000	27,551

		756,376
Financials - 3.2%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	17,943
American International Group, Inc.
4.250%, 09/15/2014	50,000	51,580
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	18,268
Asian Development Bank
2.625%, 02/09/2015	50,000	52,797
Bank of America Corp.
3.750%, 07/12/2016	35,000	35,168
7.375%, 05/15/2014	35,000	37,991
Bank of New York Mellon Corp.
5.450%, 05/15/2019	10,000	11,557
Bank of Nova Scotia
2.375%, 12/17/2013	50,000	51,430
BB&T Corp.
3.950%, 04/29/2016	25,000	27,052
5.700%, 04/30/2014	10,000	10,952

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Blackrock, Inc.
5.000%, 12/10/2019	$25,000	$28,586
Boston Properties LP
4.125%, 05/15/2021	25,000	25,653
Capital One Bank
6.500%, 06/13/2013	25,000	26,387
Citigroup, Inc.
8.500%, 05/22/2019	50,000	61,627
CNA Financial Corp.
5.875%, 08/15/2020	25,000	26,791
Commonwealth Bank of Australia
5.000%, 10/15/2019 (S)	25,000	26,997
Credit Suisse New York
5.500%, 05/01/2014	25,000	26,805
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	26,394
Deutsche Bank AG
3.875%, 08/18/2014	25,000	26,121
European Investment Bank
3.125%, 06/04/2014	25,000	26,261
General Electric Capital Corp.
5.300%, 02/11/2021	20,000	21,653
5.500%, 01/08/2020	50,000	56,695
Inter-American Development Bank
3.875%, 09/17/2019	25,000	28,497
International Bank for Reconstruction
& Development
0.500%, 11/26/2013	30,000	30,122
1.000%, 09/15/2016	50,000	50,207
Jefferies Group, Inc.
3.875%, 11/09/2015	35,000	34,563
JPMorgan Chase & Company
4.625%, 05/10/2021	50,000	52,234
4.750%, 05/01/2013	40,000	41,656
KeyCorp
3.750%, 08/13/2015	25,000	26,425
Kreditanstalt fuer Wiederaufbau
2.000%, 06/01/2016	50,000	51,756
4.000%, 10/15/2013 to 01/27/2020	40,000	43,809
4.875%, 06/17/2019	10,000	11,824
Landwirtschaftliche Rentenbank
2.125%, 07/15/2016	50,000	51,474
4.875%, 11/16/2015	20,000	22,589
Lincoln National Corp.
4.300%, 06/15/2015	25,000	26,448
Lloyds TSB Bank PLC
4.875%, 01/21/2016	25,000	25,916
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	18,106
MetLife, Inc.
6.750%, 06/01/2016	35,000	41,575
Morgan Stanley
4.750%, 04/01/2014	50,000	50,814
National Rural Utilities
Cooperative Finance Corp.
3.050%, 03/01/2016	25,000	26,390
3.875%, 09/16/2015	20,000	21,798
PNC Funding Corp.
6.700%, 06/10/2019	10,000	12,163
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	12,761
ProLogis LP
6.625%, 12/01/2019	25,000	28,109
Prudential Financial, Inc.
3.000%, 05/12/2016	50,000	51,647

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Raymond James Financial, Inc.
4.250%, 04/15/2016	$10,000	$10,326
Regions Financial Corp.
5.750%, 06/15/2015	10,000	10,475
SunTrust Banks, Inc.
3.600%, 04/15/2016	25,000	25,828
The Allstate Corp.
7.450%, 05/16/2019	25,000	31,346
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	25,000	24,366
7.500%, 02/15/2019	10,000	11,422
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	25,000	25,525
The Toronto-Dominion Bank
2.500%, 07/14/2016	40,000	41,252
The Travelers Companies, Inc.
3.900%, 11/01/2020	10,000	10,736
5.900%, 06/02/2019	10,000	12,105
Toyota Motor Credit Corp.
2.800%, 01/11/2016	50,000	52,416
Unum Group
5.625%, 09/15/2020	10,000	10,580
US Bancorp
2.000%, 06/14/2013	25,000	25,418
4.200%, 05/15/2014	10,000	10,700
Ventas Realty LP
3.125%, 11/30/2015	25,000	25,646
WEA Finance LLC
7.500%, 06/02/2014 (S)	10,000	11,042
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	26,850

		1,821,624
Health Care - 0.2%
Baxter International Inc
4.500%, 08/15/2019	25,000	28,123
Express Scripts, Inc.
3.125%, 05/15/2016	15,000	15,617
6.250%, 06/15/2014	10,000	10,992
Mckesson Corp.
6.000%, 03/01/2041	25,000	30,964
UnitedHealth Group, Inc.
1.875%, 11/15/2016	10,000	10,092
4.700%, 02/15/2021	15,000	16,819

		112,607
Industrials - 0.3%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,526
Caterpillar Financial Services Corp.
2.750%, 06/24/2015	25,000	26,354
Danaher Corp.
1.300%, 06/23/2014	10,000	10,158
John Deere Capital Corp.
1.600%, 03/03/2014	25,000	25,445
5.500%, 04/13/2017	25,000	29,693
Republic Services, Inc.
5.500%, 09/15/2019	15,000	17,353
Waste Management, Inc.
4.750%, 06/30/2020	25,000	27,742

		147,271
Information Technology - 0.3%
Agilent Technologies, Inc.
2.500%, 07/15/2013	25,000	25,395

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Broadcom Corp.
2.375%, 11/01/2015	$10,000	$10,410
Cisco Systems, Inc.
1.625%, 03/14/2014	50,000	51,007
Hewlett-Packard Company
2.200%, 12/01/2015	50,000	50,534
Oracle Corp.
3.750%, 07/08/2014	15,000	16,048
Xerox Corp.
8.250%, 05/15/2014	30,000	33,873

		187,267
Materials - 0.5%
ArcelorMittal
3.750%, 03/01/2016	50,000	49,950
Barrick Gold Corp.
1.750%, 05/30/2014	45,000	45,556
Lubrizol Corp.
8.875%, 02/01/2019	20,000	27,094
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	27,703
Praxair, Inc.
4.050%, 03/15/2021	25,000	27,618
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	11,592
The Dow Chemical Company
5.250%, 11/15/2041	50,000	51,483
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	29,121

		270,117
Telecommunication Services - 0.4%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	41,177
AT&T, Inc.
5.800%, 02/15/2019	50,000	59,330
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	20,091
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	15,788
Telefonica Emisiones SAU
5.877%, 07/15/2019	15,000	15,224
Verizon Communications, Inc.
5.500%, 02/15/2018	25,000	29,294
8.750%, 11/01/2018	15,000	20,350
Verizon Wireless Capital LLC
5.550%, 02/01/2014	25,000	27,036
8.500%, 11/15/2018	10,000	13,727

		242,017
Utilities - 1.1%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	16,978
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	27,104
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	50,000	53,270
Dominion Resources, Inc.
1.800%, 03/15/2014	25,000	25,540
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	28,906
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	23,334
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	16,226

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Hydro-Quebec
2.000%, 06/30/2016	$50,000	$51,425
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	18,543
Midamerican Energy Holdings Company
6.125%, 04/01/2036	20,000	23,707
Nisource Finance Corp.
4.450%, 12/01/2021	35,000	36,495
NSTAR
4.500%, 11/15/2019	25,000	27,316
Ohio Power Company
5.375%, 10/01/2021	25,000	28,664
Progress Energy, Inc.
4.400%, 01/15/2021	50,000	54,547
PSEG Power LLC
2.750%, 09/15/2016	10,000	10,093
Public Service Company of Colorado
3.200%, 11/15/2020	25,000	25,910
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	29,253
Sempra Energy
2.000%, 03/15/2014	25,000	25,514
6.500%, 06/01/2016	10,000	11,819
Southern Power Co.
5.150%, 09/15/2041	50,000	52,224
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	17,177
Xcel Energy, Inc.
4.700%, 05/15/2020	20,000	22,397

		626,442

TOTAL CORPORATE BONDS (Cost $4,575,350)		$4,868,759

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.2%
Commercial & Residential - 1.2%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	54,912
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	79,150
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	28,455
Series2007-T28, Class AAB,
5.746%, 09/11/2042	95,000	102,276
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	130,000	146,602
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.813%, 12/10/2049 (P)	70,000	80,310
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class AAB 5.441%, 03/10/2039	35,000	36,882
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	27,700
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP1, Class A4,
5.038%, 03/15/2046 (P)	50,000	54,418
Series 2007-C1, Class A4,
5.716%, 02/15/2051	30,000	33,176

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I, Series 2007-IQ14,
Class A4 5.692%, 04/15/2049 (P)	$35,000	$38,216

		682,097

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $630,293)		$682,097

ASSET BACKED SECURITIES - 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C 5.190%, 08/17/2015	20,000	21,177
BMW Vehicle Owner Trust, Series 2011-A,
Class A4 1.030%, 02/26/2018	25,000	24,999
Carmax Auto Owner Trust, Series 2011-1,
Class A4 2.160%, 09/15/2016	70,000	72,091
Carmax Auto Owner Trust, Series 2011-2,
Class A4 1.350%, 02/15/2017	45,000	45,262
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	104,000	104,991
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,128
Hyundai Auto Receivables Trust,
Series 2011-B, Class A4
1.650%, 02/15/2017	35,000	35,615
John Deere Owner Trust, Series 2011-A,
Class A4 1.960%, 04/16/2018	20,000	20,416
Mercedes-Benz Auto Lease Trust,
Series 2011-B, Class A4
1.240%, 07/17/2017 (S)	55,000	55,397
Nordstrom Private Label Credit Card Master
Note Trust, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	100,000	102,176
USAA Auto Owner Trust, Series 2010-1,
Class A4 2.140%, 09/15/2015	15,000	15,202

TOTAL ASSET BACKED SECURITIES (Cost $498,884)		$507,454

MUNICIPAL BONDS - 0.6%
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	25,000	30,016
City of Chicago (Illinois) 6.395%, 01/01/2040	20,000	24,438
District of Columbia 5.591%, 12/01/2034	25,000	30,051
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	11,961
New York City Municipal Water Finance
Authority (New York) 6.011%, 06/15/2042	20,000	25,837
New York City Transitional Finance Authority
(New York) 5.508%, 08/01/2037	25,000	29,246
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	29,075
State of Texas 5.517%, 04/01/2039	25,000	30,894
Texas Transportation Commission
5.178%, 04/01/2030	15,000	17,506
University of California (California)
5.770%, 05/15/2043	20,000	23,516
Utah Transit Authority 5.937%, 06/15/2039	15,000	19,200
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	23,446
Virginia Public Building Authority
5.900%, 08/01/2030	25,000	28,772

TOTAL MUNICIPAL BONDS (Cost $270,575)		$323,958

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.0%
Central Fund of Canada, Ltd., Class A	300	$6,582

TOTAL INVESTMENT COMPANIES (Cost $5,761)		$6,582

RIGHTS - 0.0%
Beach Energy, Ltd. (Expiration Date:
04/20/2012, Strike Price: AUD 1.40) (I)	3,402	247

TOTAL RIGHTS (Cost $0)		$247

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	352,186	3,524,884

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,524,653)		$3,524,884

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	217,132	217,132
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	385,002	385,002

		602,134

TOTAL SHORT-TERM INVESTMENTS (Cost $602,134)		$602,134

Total Investments (Balanced Trust)
(Cost $55,113,137) - 106.5%		$60,168,752
Other assets and liabilities, net - (6.5%)		(3,662,787)

TOTAL NET ASSETS - 100.0%		$56,505,965

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 23.7%
Auto Components - 0.3%
Johnson Controls, Inc.	202,300	$6,570,703
Automobiles - 0.2%
General Motors Company (I)	8,900	228,285
Harley-Davidson, Inc.	83,100	4,078,548

		4,306,833
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	16,200	1,250,478
Hotels, Restaurants & Leisure - 8.5%
Carnival Corp.	317,300	10,178,984
Chipotle Mexican Grill, Inc. (I)	33,900	14,170,200
Las Vegas Sands Corp.	435,600	25,077,492
Marriott International, Inc., Class A	449,529	17,014,673
McDonald’s Corp.	139,100	13,645,710
Starbucks Corp.	815,000	45,550,350
Starwood Hotels & Resorts Worldwide, Inc.	289,100	16,308,131
Tim Hortons, Inc.	3,500	187,390
Wynn Resorts, Ltd.	14,700	1,835,736
Yum! Brands, Inc.	230,100	16,378,518

		160,347,184
Internet & Catalog Retail - 7.1%
Amazon.com, Inc. (I)	322,989	65,408,502
Groupon, Inc. (I)(L)	131,800	2,422,484
Liberty Interactive Corp., Series A (I)	379,900	7,252,291

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	80,900	$58,045,750

		133,129,027
Media - 1.5%
Discovery Communications, Inc., Series C (I)	292,900	13,731,152
Omnicom Group, Inc.	80,600	4,082,390
The Walt Disney Company	244,400	10,699,832
Time Warner, Inc.	166	6,267

		28,519,641
Multiline Retail - 0.1%
Dollar Tree, Inc. (I)	14,200	1,341,758
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (I)	99,300	6,530,961
Limited Brands, Inc.	78,700	3,777,600
Lowe’s Companies, Inc.	120,800	3,790,704
O’Reilly Automotive, Inc. (I)	166,700	15,228,045
The Home Depot, Inc.	39,600	1,992,276
Tiffany & Company	20,100	1,389,513

		32,709,099
Textiles, Apparel & Luxury Goods - 4.2%
Coach, Inc.	168,400	13,013,952
Fossil, Inc. (I)	133,900	17,672,122
NIKE, Inc., Class B	194,400	21,080,736
PVH Corp.	82,500	7,369,725
Ralph Lauren Corp.	110,800	19,315,764

		78,452,299

		446,627,022
Consumer Staples - 0.9%
Beverages - 0.2%
Monster Beverage Corp. (I)	59,200	3,675,728
The Coca-Cola Company	2,900	214,629

		3,890,357
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	200	18,160
Whole Foods Market, Inc.	144,500	12,022,400

		12,040,560

		15,930,917
Energy - 5.4%
Energy Equipment & Services - 2.8%
Cameron International Corp. (I)	216,900	11,458,827
FMC Technologies, Inc. (I)	154,400	7,784,848
Halliburton Company	13,900	461,341
Schlumberger, Ltd.	466,192	32,600,807

		52,305,823
Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (I)	108,500	11,075,680
Devon Energy Corp.	2,700	192,024
EOG Resources, Inc.	136,100	15,120,710
EQT Corp.	85,000	4,097,850
Occidental Petroleum Corp.	80,000	7,618,400
Pioneer Natural Resources Company (L)	57,900	6,461,061
Range Resources Corp.	81,200	4,720,968

		49,286,693

		101,592,516
Financials - 7.4%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	125,751	7,184,155
BlackRock, Inc.	7,100	1,454,790

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Franklin Resources, Inc.	267,065	$33,124,072
Invesco, Ltd.	773,400	20,626,578
Northern Trust Corp.	109,589	5,199,998
State Street Corp.	88,507	4,027,069
TD Ameritrade Holding Corp.	108,400	2,139,816
The Charles Schwab Corp. (L)	29,486	423,714
The Goldman Sachs Group, Inc.	7,076	880,042

		75,060,234
Commercial Banks - 0.7%
U.S. Bancorp	372,400	11,797,632
Wells Fargo & Company	47,100	1,607,994

		13,405,626
Consumer Finance - 1.1%
American Express Company	363,552	21,035,119
Diversified Financial Services - 1.0%
Citigroup, Inc.	5,800	211,990
CME Group, Inc.	700	202,531
IntercontinentalExchange, Inc. (I)	78,200	10,746,244
JPMorgan Chase & Company	155,700	7,159,086

		18,319,851
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	85,300	2,796,987
Prudential Financial, Inc.	130,200	8,253,378

		11,050,365

		138,871,195
Health Care - 9.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (I)	115,300	10,706,758
Amgen, Inc.	4,200	285,558
Biogen Idec, Inc. (I)	167,300	21,074,781
Celgene Corp. (I)	314,000	24,341,280
Gilead Sciences, Inc. (I)	211,500	10,331,775

		66,740,152
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	124,400	7,436,632
Covidien PLC	58,700	3,209,716
Edwards Lifesciences Corp. (I)	18,900	1,374,597
Intuitive Surgical, Inc. (I)	200	108,350
Stryker Corp.	150,579	8,354,123

		20,483,418
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	281,700	12,144,087
Express Scripts, Inc. (I)	440,700	23,877,126
McKesson Corp.	307,100	26,954,167
UnitedHealth Group, Inc.	133,700	7,880,278

		70,855,658
Health Care Technology - 0.0%
Cerner Corp. (I)	400	30,464
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	131,500	7,413,970
Pharmaceuticals - 0.7%
Allergan, Inc.	143,800	13,722,834
Perrigo Company	1,800	185,958
Shire PLC, ADR	3,400	322,150

		14,230,942

		179,754,604

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 14.0%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	225,000	$13,736,250
Precision Castparts Corp.	162,900	28,165,410
The Boeing Company	180,800	13,446,096
United Technologies Corp.	176,000	14,597,440

		69,945,196
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	2,400	157,176
Expeditors International of Washington, Inc.	151,300	7,036,963
FedEx Corp.	308,300	28,351,268

		35,545,407
Electrical Equipment - 0.3%
Roper Industries, Inc.	56,200	5,572,792
Industrial Conglomerates - 3.5%
3M Company	22,700	2,025,067
Danaher Corp.	1,096,026	61,377,456
General Electric Company	104,700	2,101,329

		65,503,852
Machinery - 0.7%
Caterpillar, Inc.	57,800	6,156,856
Cummins, Inc.	26,500	3,181,060
Deere & Company	2,500	202,250
Joy Global, Inc.	2,500	183,750
Stanley Black & Decker, Inc.	36,700	2,824,432

		12,548,348
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	34,300	1,864,891
Kansas City Southern (I)	64,000	4,588,160
Union Pacific Corp.	259,900	27,934,052

		34,387,103
Trading Companies & Distributors - 2.1%
Fastenal Company (L)	489,000	26,454,900
W.W. Grainger, Inc. (L)	61,800	13,275,258

		39,730,158

		263,232,856
Information Technology - 33.0%
Communications Equipment - 3.1%
Juniper Networks, Inc. (I)	481,221	11,010,336
QUALCOMM, Inc.	694,577	47,245,128

		58,255,464
Computers & Peripherals - 11.8%
Apple, Inc. (I)	329,500	197,525,365
EMC Corp. (I)	839,100	25,072,308

		222,597,673
Internet Software & Services - 10.1%
Baidu, Inc., ADR (I)	305,900	44,591,043
eBay, Inc. (I)	591,778	21,830,690
Facebook, Inc., Class A (I)(R)	102,631	3,576,690
Facebook, Inc., Class B (I)(R)	304,677	10,617,993
Google, Inc., Class A (I)	135,266	86,737,970
LinkedIn Corp., Class A (I)(L)	55,400	5,650,246
Tencent Holdings, Ltd.	638,500	17,813,973

		190,818,605
IT Services - 4.4%
Accenture PLC, Class A	83,800	5,405,100
Fiserv, Inc. (I)	20,500	1,422,495
International Business Machines Corp.	4,900	1,022,385

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
MasterCard, Inc., Class A	121,900	$51,263,826
Visa, Inc., Class A	208,100	24,555,800

		83,669,606
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	115,800	4,611,156
Broadcom Corp., Class A (I)	651,600	25,607,880
Xilinx, Inc.	296,325	10,795,120

		41,014,156
Software - 1.4%
Autodesk, Inc. (I)	240,700	10,186,424
Intuit, Inc.	71,700	4,311,321
Microsoft Corp.	7,044	227,169
Salesforce.com, Inc. (I)	73,200	11,310,132

		26,035,046

		622,390,550
Materials - 3.9%
Chemicals - 3.9%
Air Products & Chemicals, Inc.	65,600	6,022,080
Ecolab, Inc.	39,800	2,456,456
Monsanto Company	186,104	14,843,655
Potash Corp. of Saskatchewan, Inc.	7,800	356,382
Praxair, Inc.	352,200	40,376,208
The Sherwin-Williams Company	94,500	10,269,315

		74,324,096

		74,324,096
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
American Tower Corp.	558,938	35,224,273

TOTAL COMMON STOCKS (Cost $1,247,009,206)		$1,877,948,029

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	2,488,172	24,903,117

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,901,904)		$24,903,117

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	450,000	450,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0904% (Y)	6,140,151	6,140,151

		6,590,151

TOTAL SHORT-TERM INVESTMENTS (Cost $6,590,151)		$6,590,151

Total Investments (Blue Chip Growth Trust)
(Cost $1,278,501,261) - 101.3%		$1,909,441,297
Other assets and liabilities, net - (1.3%)		(25,366,084)

TOTAL NET ASSETS - 100.0%		$1,884,075,213

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.9%
U.S. Government - 16.7%
U.S. Treasury Notes
0.875%, 12/31/2016 to 02/28/2017	$278,040,000	$276,215,902
1.000%, 03/31/2017	109,675,000	109,417,949
1.250%, 01/31/2019	21,395,000	20,940,356
1.375%, 02/28/2019	30,000,000	29,561,730
1.750%, 10/31/2018	52,000,000	52,800,332
2.000%, 02/15/2022	293,290,000	287,515,706
2.250%, 07/31/2018	102,194,000	107,215,915
3.125%, 11/15/2041	213,260,000	203,763,319
U.S. Treasury Strips, PO 2.906%, 11/15/2030	40,870,000	21,854,252

		1,109,285,461
U.S. Government Agency - 35.2%
Federal Farm Credit Bank
1.125%, 02/27/2014	8,300,000	8,387,482
1.500%, 11/16/2015	10,000,000	10,267,180
2.625%, 04/17/2014	25,000,000	26,021,250
4.875%, 12/16/2015	12,700,000	14,518,577
5.125%, 08/25/2016	12,420,000	14,559,084
Federal Home Loan Bank 5.000%, 11/17/2017	33,755,000	40,420,701
Federal Home Loan Mortgage Corp.
2.637%, 06/01/2035 (P)	7,005,666	7,465,413
4.000%, 02/01/2026 to 09/01/2041	37,660,466	39,522,414
4.271%, 09/01/2039 (P)	1,836,617	1,936,336
4.284%, 09/01/2039 (P)	2,218,951	2,380,550
4.500%, 02/01/2039 to 04/01/2040	79,924,984	86,404,396
5.000%, 09/01/2040 to 03/01/2041	47,964,999	51,717,349
5.500%, 08/01/2035	8,388,191	9,179,246
6.500%, 05/01/2037 to 09/01/2039	71,914,905	80,090,981
Federal National Mortgage Association
2.488%, 02/01/2042 (P)	17,142,997	17,741,592
2.597%, 10/01/2035 (P)	83,956,009	89,465,623
2.603%, 02/01/2042 (P)	8,980,221	9,309,129
2.991%, 02/01/2042 (P)	14,392,344	15,054,560
3.000%, TBA	59,375,000	61,475,040
4.000%, 11/01/2040 to 02/01/2042	466,331,258	490,803,941
4.500%, 09/01/2039 (P)	6,074,152	6,553,644
4.500%, 08/01/2040 to 02/01/2042	189,357,336	202,613,842
5.000%, 02/01/2033 to 12/01/2041	436,729,164	473,775,886
5.500%, 02/01/2036 to 05/01/2040	116,708,727	127,293,358
6.000%, 04/01/2035 to 06/01/2040	116,470,995	128,447,519
6.500%, 07/01/2036 to 08/01/2039	128,885,805	144,065,946
Government National Mortgage Association
3.500%, 10/20/2039 to 11/20/2039 (P)	35,305,941	37,024,678
4.000%, 10/15/2039 to 11/15/2041	60,528,556	65,022,195
5.000%, 08/15/2039	780,693	862,245
Tennessee Valley Authority
3.875%, 02/15/2021	14,511,000	16,194,552
4.500%, 04/01/2018	5,000,000	5,823,125
5.250%, 09/15/2039	13,695,000	16,366,593
6.250%, 12/15/2017	9,264,000	11,688,648
7.125%, 05/01/2030	11,114,000	16,204,879

		2,328,657,954

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,412,593,412)		$3,437,943,415

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,707,180

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,321,415)		$8,707,180

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 36.0%
Consumer Discretionary - 3.3%
Best Buy Company, Inc. 6.750%, 07/15/2013	$12,853,000	$13,632,033
BorgWarner, Inc. 5.750%, 11/01/2016	4,770,000	5,346,898
CBS Corp. 7.875%, 07/30/2030	13,795,000	17,802,710
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	9,995,000	10,312,501
DIRECTV Holdings LLC
3.500%, 03/01/2016	21,705,000	22,791,661
6.350%, 03/15/2040	5,550,000	6,122,532
Expedia, Inc. 5.950%, 08/15/2020	11,240,000	11,572,299
Grupo Televisa SAB 6.625%, 01/15/2040	7,080,000	7,971,988
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	7,095,000	7,420,277
6.000%, 05/05/2015 (S)	8,390,000	9,186,513
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	9,485,379
Kia Motors Corp. 3.625%, 06/14/2016 (S)	6,600,000	6,728,047
Macy’s Retail Holdings, Inc.
5.125%, 01/15/2042	2,390,000	2,340,114
7.875%, 08/15/2036	10,453,000	11,588,332
Mattel, Inc. 2.500%, 11/01/2016	4,935,000	5,047,335
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	14,245,000	16,189,997
6.400%, 12/15/2035	3,195,000	3,612,468
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,589,671
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	115,708
Staples, Inc. 9.750%, 01/15/2014	14,000,000	15,905,876
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	8,125,000	9,303,125
Time Warner Cable, Inc. 6.750%, 07/01/2018	10,205,000	12,447,824
UBM PLC 5.750%, 11/03/2020 (S)	6,185,000	6,113,477

		220,626,765
Consumer Staples - 1.0%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,752,746
5.100%, 07/15/2015	3,455,000	3,673,688
8.500%, 06/15/2019	9,161,000	11,187,862
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	5,580,000	5,680,312
Lorillard Tobacco Company
6.875%, 05/01/2020	2,676,000	3,143,192
Pernod-Ricard SA 2.950%, 01/15/2017 (S)	6,170,000	6,231,114
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	5,000,000	5,061,580
Safeway, Inc. 3.400%, 12/01/2016	16,745,000	17,360,848
The Kroger Company 6.400%, 08/15/2017	10,000,000	12,053,570

		69,144,912
Energy - 3.2%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	14,248,000	15,470,165
DCP Midstream LLC 9.750%, 03/15/2019 (S)	11,195,000	14,303,560
Energy Transfer Partners LP
5.200%, 02/01/2022	3,195,000	3,341,210
5.950%, 02/01/2015	9,695,000	10,641,533
9.700%, 03/15/2019	10,085,000	12,890,183
Enterprise Products Operating LLC
6.500%, 01/31/2019	24,830,000	29,458,535
6.650%, 04/15/2018	5,295,000	6,284,170
Kerr-McGee Corp. 6.950%, 07/01/2024	16,595,000	20,033,965
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,066,608

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Marathon Petroleum Corp.
6.500%, 03/01/2041	$9,785,000	$10,540,382
NuStar Logistics LP 7.650%, 04/15/2018	9,212,000	10,901,877
Petrohawk Energy Corp. 6.250%, 06/01/2019	13,715,000	15,532,238
Petroleos Mexicanos 4.875%, 01/24/2022 (S)	6,270,000	6,583,500
Phillips 66 1.950%, 03/05/2015 (S)	4,735,000	4,767,752
Spectra Energy Capital LLC
5.668%, 08/15/2014	6,175,000	6,690,477
6.200%, 04/15/2018	6,550,000	7,648,383
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) 05/15/2067	12,565,000	12,984,470
Weatherford International, Inc.
6.800%, 06/15/2037	2,080,000	2,290,513
Williams Partners LP 7.250%, 02/01/2017	14,980,000	18,023,007

		213,452,528
Financials - 17.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	8,260,000	8,193,507
Aflac, Inc. 8.500%, 05/15/2019	9,425,000	12,298,060
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/2022	4,390,000	4,295,641
American Express Company
7.000%, 03/19/2018	8,920,000	10,947,855
American International Group, Inc.
3.800%, 03/22/2017	12,780,000	12,937,552
AXA SA (6.379% to 12/14/2036, then
3 month
LIBOR + 2.256%) 12/14/2036 (Q)(S)	8,770,000	7,213,325
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	5,960,000	6,138,800
Bank of America Corp.
5.700%, 01/24/2022	11,665,000	12,343,728
6.500%, 08/01/2016	6,470,000	7,112,316
Bank of America NA
5.300%, 03/15/2017	3,280,000	3,422,168
6.000%, 10/15/2036	7,810,000	7,707,174
Barclays Bank PLC
5.140%, 10/14/2020	7,170,000	6,904,918
5.200%, 07/10/2014	19,665,000	20,839,708
6.050%, 12/04/2017 (S)	6,495,000	6,676,808
10.179%, 06/12/2021 (S)	6,150,000	7,232,769
BB&T Corp. 2.150%, 03/22/2017	5,750,000	5,731,957
BBVA Bancomer SA 6.500%, 03/10/2021 (S)	12,960,000	13,510,800
BioMed Realty LP 6.125%, 04/15/2020	3,400,000	3,787,522
Boston Properties LP 3.700%, 11/15/2018	4,475,000	4,627,016
BPCE SA (12.500% to 09/30/2019, then
3 month
LIBOR + 12.980%) 09/30/2019 (Q)(S)	60,000	63,541
Brandywine Operating Partnership LP
7.500%, 05/15/2015	8,082,000	8,988,081
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	14,829,696
6.250%, 11/15/2013	15,644,000	16,727,425
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%) 03/29/2067	8,525,000	8,802,063
Citigroup, Inc.
5.850%, 12/11/2034	8,670,000	8,840,244
6.125%, 11/21/2017	17,530,000	19,561,604
6.875%, 03/05/2038	300,000	345,440
CNA Financial Corp.
5.850%, 12/15/2014	11,000,000	11,855,723
6.500%, 08/15/2016	5,455,000	6,128,818
7.250%, 11/15/2023	11,948,000	13,425,370

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CommonWealth REIT
5.750%, 02/15/2014	$2,000,000	$2,069,290
6.250%, 06/15/2017	4,075,000	4,338,392
6.650%, 01/15/2018	4,550,000	4,892,438
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 3.375%, 01/19/2017	6,285,000	6,423,980
Credit Agricole SA 2.625%, 01/21/2014 (S)	6,000,000	5,872,188
Credit Suisse New York 4.375%, 08/05/2020	11,365,000	11,808,712
Discover Bank 7.000%, 04/15/2020	5,875,000	6,739,195
Discover Financial Services
10.250%, 07/15/2019	14,460,000	18,977,911
Equity One, Inc. 6.250%, 12/15/2014	7,000,000	7,535,451
First Horizon National Corp.
5.375%, 12/15/2015	27,622,000	29,346,828
General Electric Capital Corp.
0.983%, 08/15/2036 (P)	9,945,000	7,289,725
4.375%, 09/16/2020	7,625,000	8,027,692
5.625%, 05/01/2018	13,930,000	16,141,861
5.875%, 01/14/2038	8,155,000	8,938,353
6.000%, 08/07/2019	7,345,000	8,574,597
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	13,830,000	14,310,883
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,760,633
6.625%, 03/30/2040	4,805,000	4,948,722
HCP, Inc.
5.625%, 05/01/2017	14,670,000	16,124,061
6.300%, 09/15/2016	5,885,000	6,602,599
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,615,851
4.950%, 01/15/2021	8,035,000	8,222,312
5.875%, 05/15/2015	7,500,000	8,153,430
6.125%, 04/15/2020	14,665,000	16,180,144
6.200%, 06/01/2016	495,000	544,526
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,284,962
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	9,690,000	9,513,448
Jefferies Group, Inc.
6.875%, 04/15/2021	9,475,000	9,640,813
8.500%, 07/15/2019	7,975,000	8,852,250
JPMorgan Chase & Company
3.450%, 03/01/2016	3,170,000	3,304,627
4.250%, 10/15/2020	17,130,000	17,532,589
6.000%, 01/15/2018	29,355,000	33,949,733
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)	9,375,000	10,270,500
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	10,275,000	10,257,132
5.750%, 03/15/2014 (S)	10,348,000	10,905,881
Lincoln National Corp.
4.200%, 03/15/2022	7,000,000	7,016,273
8.750%, 07/01/2019	7,290,000	9,225,619
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%) 04/20/2067	11,170,000	10,416,025
Lloyds TSB Bank PLC 6.375%, 01/21/2021	13,920,000	14,936,689
Mack-Cali Realty LP 7.750%, 08/15/2019	6,715,000	8,105,569
Macquarie Bank, Ltd. 6.625%, 04/07/2021 (S)	5,695,000	5,714,841
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,353,790
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	15,085,000	16,765,801
7.750%, 05/14/2038	7,595,000	8,269,018
Morgan Stanley
4.750%, 03/22/2017	19,160,000	19,162,184

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.750%, 01/25/2021	$12,925,000	$12,685,215
6.000%, 04/28/2015	5,900,000	6,175,424
7.300%, 05/13/2019	11,610,000	12,490,758
National Australia Bank 2.750%, 03/09/2017	14,205,000	14,128,918
Nordea Bank AB 3.125%, 03/20/2017 (S)	16,155,000	16,168,134
ProLogis LP
4.500%, 08/15/2017	1,325,000	1,364,575
6.250%, 03/15/2017	10,995,000	12,107,067
7.625%, 08/15/2014	5,000,000	5,562,205
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	18,945,000	18,937,775
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (Q)(S)	14,362,000	18,239,740
Regions Financial Corp.
0.644%, 06/26/2012 (P)	5,166,000	5,152,326
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,629,106
SunTrust Banks, Inc. 3.500%, 01/20/2017	19,735,000	20,125,279
Svenska Handelsbanken AB
2.875%, 04/04/2017	12,875,000	12,867,854
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,477,372
Teachers Insurance & Annuity Association of
America 6.850%, 12/16/2039 (S)	17,430,000	21,523,331
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	391,797
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	4,705,000	4,702,826
3.700%, 08/01/2015	7,240,000	7,367,750
6.150%, 04/01/2018	13,975,000	15,070,067
6.750%, 10/01/2037	24,065,000	23,454,423
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,330,826
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	15,778,000	16,395,377
Unum Group 7.125%, 09/30/2016	6,493,000	7,411,617
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	7,335,000	8,024,541
USB Realty Corp.
1.718%, 06/30/2019 (P)(Q)(S)	565,000	428,586
Ventas Realty LP 4.750%, 06/01/2021	13,380,000	13,494,974
Vornado Realty LP 4.250%, 04/01/2015	15,025,000	15,753,562
W.R. Berkley Corp. 5.600%, 05/15/2015	6,650,000	7,083,414
Wachovia Bank NA 5.850%, 02/01/2037	7,295,000	7,979,322
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,317,206
5.250%, 08/01/2014	14,970,000	16,111,298
5.750%, 06/15/2017	7,955,000	9,162,561
WEA Finance LLC 6.750%, 09/02/2019 (S)	5,980,000	6,912,180
Willis Group Holdings PLC
5.750%, 03/15/2021	7,850,000	8,315,010
Willis North America, Inc.
6.200%, 03/28/2017	7,398,000	8,276,505
7.000%, 09/29/2019	9,685,000	11,200,654

		1,125,226,722
Health Care - 0.8%
Amgen, Inc. 1.875%, 11/15/2014	19,730,000	20,183,494
Medco Health Solutions, Inc.
7.125%, 03/15/2018	16,150,000	19,338,252
Quest Diagnostics, Inc. 6.400%, 07/01/2017	10,000,000	11,755,460

		51,277,206

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 2.8%
Air Lease Corp. 5.625%, 04/01/2017 (S)	$2,585,000	$2,575,306
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	2,850,727	2,950,503
Continental Airlines 1997-4 Class A Pass
Through Trust 6.900%, 01/02/2018	7,193,500	7,643,094
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	3,521,845	3,684,555
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	4,076,808	4,387,461
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	11,822,950	12,819,625
Continental Airlines 2010-1 Class A Pass
Through Trust 4.750%, 01/12/2021	3,030,482	3,151,702
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	87,952	96,308
Delta Air Lines 2010-1 Class A Pass
Through Trust 6.200%, 07/02/2018	3,165,480	3,426,633
Delta Air Lines 2010-2 Class A Pass
Through Trust 4.950%, 05/23/2019	4,766,089	5,028,224
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	7,410,000	7,900,913
Embraer Overseas, Ltd. 6.375%, 01/15/2020	7,410,000	8,160,633
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	10,279,000	11,552,620
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,046,850
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	10,800,467	11,232,485
Northwest Airlines 2007-1 Class A Pass
Through Trust 7.027%, 11/01/2019	68,710	72,056
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	8,765,000	9,109,465
7.500%, 09/14/2015 (Q)(S)	4,670,000	4,774,141
ONEOK Partners LP 6.150%, 10/01/2016	8,390,000	9,673,032
Ryder System, Inc. 3.500%, 06/01/2017	14,670,000	15,247,734
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,414,092
6.200%, 03/15/2015	4,000,000	4,387,320
7.250%, 10/01/2019	6,440,000	7,391,182
UAL 2009-2A Pass
Through Trust 9.750%, 01/15/2017	9,726,423	11,136,755
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	9,630,000	10,751,895
Voto-Votorantim, Ltd. 6.750%, 04/05/2021 (S)	9,465,000	10,598,907
Waste Management, Inc. 2.600%, 09/01/2016	4,735,000	4,850,837

		187,064,328
Information Technology - 0.5%
Fiserv, Inc. 6.800%, 11/20/2017	10,005,000	11,802,578
Hewlett-Packard Company
4.375%, 09/15/2021	6,035,000	6,190,914
Xerox Corp.
2.950%, 03/15/2017	4,735,000	4,783,515
4.250%, 02/15/2015	9,865,000	10,477,922

		33,254,929
Materials - 2.7%
Alcoa, Inc. 5.400%, 04/15/2021	17,000,000	17,560,116
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,150,000	3,413,142
9.375%, 06/01/2019	5,449,000	6,878,245
ArcelorMittal
6.750%, 03/01/2041	9,275,000	8,669,611
9.850%, 06/01/2019	10,110,000	12,161,926

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Braskem America Finance Company
7.125%, 07/22/2041 (S)	$7,610,000	$7,636,635
Braskem Finance, Ltd. 7.000%, 05/07/2020 (S)	15,900,000	17,871,600
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	2,645,000	2,800,759
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	17,885,000	19,957,746
7.250%, 06/01/2028	2,280,000	2,677,944
Gerdau Trade, Inc. 5.750%, 01/30/2021 (S)	7,375,000	7,812,338
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,624,279
International Paper Company
7.950%, 06/15/2018	10,633,000	13,357,770
9.375%, 05/15/2019	6,955,000	9,186,811
Teck Resources, Ltd. 10.750%, 05/15/2019	2,363,000	2,935,281
The Dow Chemical Company
2.500%, 02/15/2016	9,495,000	9,735,822
Vale Overseas, Ltd. 6.875%, 11/10/2039	6,835,000	7,961,729
Xstrata Canada Financial Corp.
2.850%, 11/10/2014 (S)	5,067,000	5,158,480
3.600%, 01/15/2017 (S)	9,780,000	10,092,901

		175,493,135
Telecommunication Services - 2.6%
Alltel Corp. 7.000%, 03/15/2016	10,000,000	11,919,120
America Movil SAB de CV
5.000%, 03/30/2020	13,595,000	15,112,555
American Tower Corp. 4.700%, 03/15/2022	9,475,000	9,547,380
CenturyLink, Inc.
6.450%, 06/15/2021	6,335,000	6,500,692
7.600%, 09/15/2039	7,775,000	7,337,431
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	15,605,000	16,050,710
6.113%, 01/15/2020 (S)	12,065,000	13,405,168
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	14,475,000	14,869,024
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	5,280,000	5,417,803
Qwest Communications International, Inc.
8.000%, 10/01/2015	6,315,000	6,741,263
Qwest Corp. 7.500%, 10/01/2014	13,207,000	14,722,794
SBA Tower Trust 5.101%, 04/15/2017 (S)	11,983,000	12,932,521
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,137,500
6.999%, 06/04/2018	7,350,000	7,827,750
7.200%, 07/18/2036	8,125,000	7,881,250
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	15,062,490

		170,465,451
Utilities - 2.1%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	10,560,000	11,449,068
Beaver Valley II Funding 9.000%, 06/01/2017	9,651,000	10,051,613
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	6,775,000	7,181,500
Commonwealth Edison Company
5.800%, 03/15/2018	15,749,000	18,818,543
Exelon Generation Company LLC
6.250%, 10/01/2039	7,525,000	8,779,448
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) 12/01/2066	16,330,000	16,330,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,525,545

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	$7,215,000	$8,073,744
6.050%, 01/31/2018 (S)	4,760,000	5,469,797
NiSource Finance Corp. 5.400%, 07/15/2014	7,000,000	7,610,960
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	4,500,000	5,023,013
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,907,297
PNPP II Funding Corp. 9.120%, 05/30/2016	798,000	847,165
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	14,460	15,437
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%) 02/01/2022 (Q)	6,275,000	6,408,218
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (S)	7,300,000	7,705,792
W3A Funding Corp. 8.090%, 01/02/2017	88,465	87,663
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) 05/15/2067	16,330,000	16,819,900

		141,104,703

TOTAL CORPORATE BONDS (Cost $2,325,859,495)		$2,387,110,679

MUNICIPAL BONDS - 0.2%
California - 0.1%
State of California 7.600%, 11/01/2040	4,995,000	6,462,531
Illinois - 0.1%
State of Illinois 5.100%, 06/01/2033	5,790,000	5,482,204

TOTAL MUNICIPAL BONDS (Cost $10,329,754)		$11,944,735

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
Allfirst Preferred
Capital Trust 1.967%, 07/15/2029 (P)	55,000	41,291
Aon Corp. 8.205%, 01/01/2027	7,435,000	8,606,711
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	18,126,000	18,035,370
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	8,802,525
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%) 08/01/2021 (Q)	4,445,000	4,686,452
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	18,080,000	18,580,997
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	275,000
State Street Capital Trust III
5.464%, 06/04/2012 (P)(Q)	14,567,000	14,623,811
State Street Capital Trust IV
1.474%, 06/15/2037 (P)	19,925,000	14,644,696
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
6.450%, 12/15/2065 (S)	6,225,000	6,162,750

		94,459,603

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $94,538,958)		$94,459,603

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.7%

COMMERCIAL & RESIDENTIAL - 0.1%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	$1,200,000	$1,266,342
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	3,525,000	3,697,767
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4 5.364%, 03/15/2044	325,000	356,322

U.S. GOVERNMENT AGENCY - 8.6%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.609%, 12/25/2021	49,130,000	5,033,762
Series 3833, Class LI IO,
1.908%, 10/15/2040	109,110,668	6,573,241
Series 3724, Class NB,
2.250%, 07/15/2038	44,156,885	44,904,090
Series 3956, Class DJ,
3.250%, 10/15/2036	56,709,660	58,587,641
Series 3972, Class PL IO,
3.500%, 11/15/2031	11,729,207	1,730,329
Series 4023, Class EA,
3.500%, 08/15/2041	23,681,968	24,886,042
Series 3630, Class BI IO,
4.000%, 05/15/2027	3,112,701	140,881
Series 3738, Class IC IO,
4.000%, 08/15/2029	14,829,521	1,329,624
Series 3738, Class MI IO,
4.000%, 09/15/2034	38,186,372	3,286,361
Series 3943, Class DI IO,
4.000%, 11/15/2039	46,366,914	7,613,086
Series 4008, Class Z,
4.000%, 02/15/2042	10,173,800	9,925,789
Series 3609, Class LI IO,
4.500%, 12/15/2024	27,726,364	2,153,052
Series 3623, Class LI IO,
4.500%, 01/15/2025	4,348,720	344,577
Series 3747, Class HI IO,
4.500%, 07/15/2037	88,999,136	11,043,912
Series 3699, Class MI IO,
4.500%, 01/15/2038	41,625,994	6,084,904
Series 3794, Class PI IO,
4.500%, 02/15/2038	22,932,578	2,584,025
Series 3714, Class KI IO,
4.500%, 11/15/2039	30,000,206	4,184,297
Series 3927, Class IP IO,
4.500%, 06/15/2040	20,026,699	3,167,363
Series 3947, Class PA,
4.500%, 01/15/2041	18,340,763	19,952,986
Series 3934, Class PI IO,
4.500%, 07/15/2041	27,616,349	5,032,790
Series 3581, Class IO,
6.000%, 10/15/2039	3,958,800	629,246
Federal National Mortgage Association
Series 20011-146, Class MA,
3.500%, 08/25/2041	29,553,194	31,027,479
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	10,232,670	855,470
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	7,742,942	368,792
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	11,914,375	567,473
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	9,019,361	536,670

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2011-71, Class BA,
4.000%, 05/25/2037	$24,878,537	$26,248,958
Series 3908, Class PA,
4.000%, 06/15/2039	16,768,420	17,863,713
Series 2009-66, Class EK,
4.000%, 09/25/2039	27,095,440	27,808,841
Series 402, Class 4 IO,
4.000%, 10/25/2039	15,685,026	1,983,330
Series 402, Class 3 IO,
4.000%, 11/25/2039	10,387,614	1,365,423
Series 2010-23, Class KA,
4.000%, 02/25/2040	17,025,824	17,572,310
Series 408, Class C1 IO,
4.000%, 12/25/2040	31,046,784	4,787,999
Series 2011-49, Class LA,
4.000%, 05/25/2041	30,114,594	31,900,522
Series 398, Class C3 IO,
4.500%, 05/25/2039	13,935,732	1,879,831
Series 401, Class C2 IO,
4.500%, 06/25/2039	7,546,495	780,564
Class 2011-132, Series PA,
4.500%, 08/25/2039	11,955,309	12,993,089
Series 402, Class 7 IO,
4.500%, 11/25/2039	20,273,940	2,759,200
Series 402, Class 8 IO,
4.500%, 11/25/2039	25,480,186	3,136,600
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	13,774,595	2,449,297
Series 2008-29, Class BG,
4.700%, 12/25/2035	32,095,213	34,013,120
Series 2008-17, Class DP,
4.750%, 02/25/2038	20,524,644	22,410,845
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	13,039,430	1,151,925
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	7,079,010	709,027
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	24,806,375	2,099,421
Series 366, Class 24 IO,
5.000%, 10/01/2035	11,553,251	1,213,741
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	29,187,005	3,633,674
Series 407, Class 21 IO,
5.000%, 01/25/2039	23,782,850	2,894,875
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	13,863,941	1,753,606
Series 407, Class 15 IO,
5.000%, 01/25/2040	28,369,901	4,675,903
Series 407, Class 16 IO,
5.000%, 01/25/2040	6,497,380	968,206
Series 407, Class 17 IO,
5.000%, 01/25/2040	5,705,096	855,133
Series 407, Class 7 IO,
5.000%, 03/25/2041	20,226,115	3,927,864
Series 407, Class 8 IO,
5.000%, 03/25/2041	9,062,323	1,693,086
Series 407, Class C6 IO,
5.500%, 01/25/2040	48,818,873	9,879,447
Government National Mortgage Association
Series 2009-103, Class DC,
3.500%, 09/16/2039	11,794,447	12,453,393
Series 2010-114, Class MA,
4.000%, 03/20/2039	25,114,153	27,055,924

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Government National Mortgage
Association (continued)
Series 2009-69, Class PC,
4.000%, 07/16/2039	$17,401,686	$18,447,706
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	37,167,870	4,833,711
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	14,003,685	1,637,294
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	20,480,543	2,043,238
Series 5927, Class AI,
4.500%, 08/01/2041	5,793,503	6,232,458

		570,657,156

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $598,327,052)		$575,977,587

ASSET BACKED SECURITIES - 0.3%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.662%, 03/25/2035 (P)	7,248,885	5,720,835
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.591%, 02/28/2041 (P)	1,572,126	1,368,842
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	12,375,000	12,697,839

TOTAL ASSET BACKED SECURITIES (Cost $19,951,813)		$19,787,516

SHORT-TERM INVESTMENTS - 0.4%
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Notes,
0.0012%, 04/02/2012 *	10,000,000	10,000,000
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $13,958,012 on 04/02/2012,
collateralized by $14,220,000 Federal Home
Loan Mortgage Corp., 0.400% due
02/27/2014 (valued at $14,237,775,
including interest)	13,958,000	13,958,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,958,000)		$23,958,000

Total Investments (Bond Trust) (Cost $6,493,879,899) - 99.0%		$6,559,888,715
Other assets and liabilities, net - 1.0%		66,885,647

TOTAL NET ASSETS - 100.0%		$6,626,774,362

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.5%
U.S. Government - 18.8%
U.S. Treasury Bonds 3.125%, 11/15/2041	$3,340,000	$3,191,266
U.S. Treasury Notes
0.875%, 11/30/2016 to 02/28/2017	10,310,000	10,249,685
1.000%, 08/31/2016 to 03/31/2017	6,915,000	6,924,656
1.250%, 01/31/2019	460,000	450,225
2.000%, 02/15/2022	6,330,000	6,205,375
U.S. Treasury Strips, PO 2.848%, 11/15/2030	95,000	50,799

		27,072,006

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 34.7%
Federal Home Loan Mortgage Corp.
2.695%, 11/01/2041 (P)	$1,557,312	$1,615,801
5.500%, 10/01/2039	673,604	731,235
6.500%, 12/01/2036 to 09/01/2039	2,217,869	2,471,289
Federal National Mortgage Association
2.488%, 02/01/2042 (P)	586,551	607,032
2.603%, 02/01/2042 (P)	687,659	712,846
2.991%, 02/01/2042 (P)	588,771	615,861
3.000%, TBA	2,625,000	2,717,844
3.902%, 02/01/2040 (P)	752,768	794,723
4.000%, 07/01/2024 to 01/01/2042	12,964,340	13,661,309
4.500%, 09/01/2039 to 02/01/2042	6,351,741	6,801,142
5.000%, 12/01/2039 to 07/01/2041	10,318,160	11,198,168
5.500%, 05/01/2038 to 01/01/2039	1,951,372	2,123,049
6.000%, 01/01/2037 to 06/01/2040	2,849,457	3,137,442
6.500%, 10/01/2037 to 11/01/2037	1,803,259	2,012,347
Government National Mortgage Association
4.000%, 05/15/2041	807,300	867,394

		50,067,482

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $77,064,163)		$77,139,488

CORPORATE BONDS - 35.7%
Consumer Discretionary - 3.3%
Best Buy Company, Inc.
6.750%, 07/15/2013	270,000	286,365
CBS Corp.
7.875%, 07/30/2030	395,000	509,755
Daimler Finance North America LLC
2.625%, 09/15/2016 (S)	280,000	288,894
DIRECTV Holdings LLC
3.500%, 03/01/2016	432,000	453,628
6.350%, 03/15/2040	160,000	176,505
Expedia, Inc.
5.950%, 08/15/2020	250,000	257,391
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	247,717
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	397,421
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	210,786
Kia Motors Corp.
3.625%, 06/14/2016 (S)	200,000	203,880
Macy’s Retail Holdings, Inc.
5.125%, 01/15/2042	40,000	39,165
7.875%, 08/15/2036	193,000	213,962
Mattel, Inc.
2.500%, 11/01/2016	215,000	219,894
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	425,000	480,586
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	165,000	175,811
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	175,000	200,375
Time Warner Cable, Inc.
6.750%, 07/01/2018	250,000	304,944
UBM PLC
5.750%, 11/03/2020 (S)	105,000	103,786

		4,770,865
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	260,853

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bunge, Ltd. Finance Corp. (continued)
8.500%, 06/15/2019	$120,000	$146,550
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	100,000	101,798
Lorillard Tobacco Company
6.875%, 05/01/2020	55,000	64,602
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	110,000	111,090
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	250,000	253,079
Safeway, Inc.
3.400%, 12/01/2016	440,000	456,182
The Kroger Company
6.400%, 08/15/2017	250,000	301,339

		1,695,493
Energy - 3.3%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	400,000	434,311
DCP Midstream LLC
9.750%, 03/15/2019 (S)	250,000	319,419
Energy Transfer Partners LP
5.200%, 02/01/2022	50,000	52,288
5.950%, 02/01/2015	225,000	246,967
9.700%, 03/15/2019	275,000	351,492
Enterprise Products Operating LLC
6.500%, 01/31/2019	565,000	670,321
6.650%, 04/15/2018	100,000	118,681
Kerr-McGee Corp.
6.950%, 07/01/2024	325,000	392,349
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	70,000	84,746
Marathon Petroleum Corp.
6.500%, 03/01/2041	215,000	231,598
NuStar Logistics LP
7.650%, 04/15/2018	225,000	266,275
Petrohawk Energy Corp.
6.250%, 06/01/2019	345,000	390,713
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	110,000	115,500
Phillips 66
1.950%, 03/05/2015 (S)	105,000	105,726
Spectra Energy Capital LLC
5.668%, 08/15/2014	70,000	75,843
6.200%, 04/15/2018	215,000	251,054
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	215,000	222,178
Weatherford International, Inc.
6.800%, 06/15/2037	25,000	27,530
Williams Partners LP
7.250%, 02/01/2017	325,000	391,020

		4,748,011
Financials - 16.8%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	250,000	247,988
Aflac, Inc.
8.500%, 05/15/2019	190,000	247,918
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/2022	95,000	92,958
American Express Company
7.000%, 03/19/2018	250,000	306,835
American International Group, Inc.
3.800%, 03/22/2017	280,000	283,452

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	$250,000	$205,625
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	257,500
Bank of America Corp.
5.700%, 01/24/2022	165,000	174,601
6.500%, 08/01/2016	115,000	126,417
Bank of America NA
5.300%, 03/15/2017	100,000	104,334
6.000%, 10/15/2036	140,000	138,157
Barclays Bank PLC
5.140%, 10/14/2020	255,000	245,572
5.200%, 07/10/2014	375,000	397,401
6.050%, 12/04/2017 (S)	250,000	256,998
10.179%, 06/12/2021 (S)	105,000	123,486
BB&T Corp.
2.150%, 03/22/2017	250,000	249,216
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	250,000	260,625
BioMed Realty LP
6.125%, 04/15/2020	50,000	55,699
Boston Properties LP
3.700%, 11/15/2018	185,000	191,284
Brandywine Operating Partnership LP
7.500%, 05/15/2015	180,000	200,180
Capital One Financial Corp.
6.150%, 09/01/2016	250,000	274,726
6.250%, 11/15/2013	320,000	342,162
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%)
03/29/2067	110,000	113,575
Citigroup, Inc.
5.850%, 12/11/2034	200,000	203,927
6.125%, 11/21/2017	450,000	502,152
CNA Financial Corp.
5.850%, 12/15/2014	220,000	237,114
6.500%, 08/15/2016	130,000	146,058
7.250%, 11/15/2023	265,000	297,767
CommonWealth REIT
6.650%, 01/15/2018	100,000	107,526
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.375%, 01/19/2017	645,000	659,263
Credit Suisse New York
4.375%, 08/05/2020	300,000	311,713
Discover Bank
7.000%, 04/15/2020	250,000	286,774
Discover Financial Services
10.250%, 07/15/2019	250,000	328,111
First Horizon National Corp.
5.375%, 12/15/2015	545,000	579,032
General Electric Capital Corp.
4.375%, 09/16/2020	135,000	142,130
5.625%, 05/01/2018	395,000	457,720
5.875%, 01/14/2038	130,000	142,488
6.000%, 08/07/2019	285,000	332,711
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	382,865
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	200,000	219,941
6.625%, 03/30/2040	80,000	82,393
HCP, Inc.
5.625%, 05/01/2017	330,000	362,709

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc.
4.700%, 09/15/2017	$185,000	$194,076
4.950%, 01/15/2021	225,000	230,245
6.125%, 04/15/2020	215,000	237,213
6.200%, 06/01/2016	50,000	55,003
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	150,000	164,418
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	200,000	196,356
Jefferies Group, Inc.
6.875%, 04/15/2021	150,000	152,625
8.500%, 07/15/2019	145,000	160,950
JPMorgan Chase & Company
3.450%, 03/01/2016	65,000	67,760
4.250%, 10/15/2020	345,000	353,108
6.000%, 01/15/2018	510,000	589,819
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	185,000	202,671
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	265,000	264,539
5.750%, 03/15/2014 (S)	230,000	242,400
Lincoln National Corp.
8.750%, 07/01/2019	225,000	284,741
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	250,000	233,125
Lloyds TSB Bank PLC
6.375%, 01/21/2021	290,000	311,181
Mack-Cali Realty LP
7.750%, 08/15/2019	225,000	271,594
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	150,523
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	125,000	124,810
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	395,000	439,012
7.750%, 05/14/2038	100,000	108,875
Morgan Stanley
4.750%, 03/22/2017	420,000	420,048
5.750%, 01/25/2021	270,000	264,991
6.000%, 04/28/2015	145,000	151,769
7.300%, 05/13/2019	250,000	268,966
National Australia Bank
2.750%, 03/09/2017	310,000	308,340
Nordea Bank AB
3.125%, 03/20/2017 (S)	355,000	355,289
ProLogis LP
4.500%, 08/15/2017	25,000	25,747
6.250%, 03/15/2017	310,000	341,354
7.625%, 08/15/2014	100,000	111,244
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	435,000	434,834
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	253,286
SunTrust Banks, Inc.
3.500%, 01/20/2017	440,000	448,701
Svenska Handelsbanken AB
2.875%, 04/04/2017	285,000	284,842
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	200,000	213,639
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	305,000	376,627

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	$100,000	$99,954
3.700%, 08/01/2015	150,000	152,647
6.150%, 04/01/2018	360,000	388,209
6.750%, 10/01/2037	555,000	540,919
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	15,811
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	275,000	285,760
Unum Group
7.125%, 09/30/2016	250,000	285,370
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	170,000	185,981
USB Realty Corp.
1.614%, 01/15/2017 (P)(Q)(S)	100,000	75,856
Ventas Realty LP
4.750%, 06/01/2021	240,000	242,062
Vornado Realty LP
4.250%, 04/01/2015	285,000	298,820
W.R. Berkley Corp.
5.600%, 05/15/2015	92,000	97,996
Wachovia Bank NA
5.850%, 02/01/2037	100,000	109,381
Wachovia Corp.
4.875%, 02/15/2014	100,000	105,644
5.250%, 08/01/2014	320,000	344,396
5.750%, 06/15/2017	285,000	328,263
WEA Finance LLC
6.750%, 09/02/2019 (S)	85,000	98,250
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	264,809
Willis North America, Inc.
6.200%, 03/28/2017	100,000	111,875
7.000%, 09/29/2019	250,000	289,124

		24,294,951
Health Care - 0.8%
Amgen, Inc.
1.875%, 11/15/2014	390,000	398,964
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	496,927
Quest Diagnostics, Inc.
6.400%, 07/01/2017	250,000	293,887

		1,189,778
Industrials - 2.2%
Air Lease Corp.
5.625%, 04/01/2017 (S)	55,000	54,794
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	100,625	106,914
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	29,422	30,599
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	67,446	73,011
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	238,304	251,411
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	110,000	117,288
Embraer Overseas, Ltd.
6.375%, 01/15/2020	180,000	198,234

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	$220,000	$247,259
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	115,000	125,350
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	200,000	207,860
7.500%, 12/31/2049 (S)	100,000	102,230
ONEOK Partners LP
6.150%, 10/01/2016	150,000	172,939
Ryder System, Inc.
3.500%, 06/01/2017	330,000	342,996
Textron, Inc.
5.600%, 12/01/2017	150,000	162,614
6.200%, 03/15/2015	70,000	76,778
7.250%, 10/01/2019	145,000	166,416
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	146,105	167,290
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	100,000	111,650
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	300,000	335,940
Waste Management, Inc.
2.600%, 09/01/2016	85,000	87,079

		3,138,652
Information Technology - 0.5%
Fiserv, Inc.
6.800%, 11/20/2017	210,000	247,730
Hewlett-Packard Company
4.375%, 09/15/2021	115,000	117,971
Xerox Corp.
2.950%, 03/15/2017	105,000	106,076
4.250%, 02/15/2015	260,000	276,154

		747,931
Materials - 3.1%
Alcoa, Inc.
5.400%, 04/15/2021	420,000	433,838
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	325,061
ArcelorMittal
6.750%, 03/01/2041	250,000	233,682
9.850%, 06/01/2019	275,000	330,814
Braskem America Finance Company
7.125%, 07/22/2041 (S)	200,000	200,700
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	350,000	393,400
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	101,000	106,948
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	355,000	396,142
7.250%, 06/01/2028	40,000	46,981
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	275,000	291,308
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	191,316
International Paper Company
7.950%, 06/15/2018	250,000	314,064
9.375%, 05/15/2019	200,000	264,179
Teck Resources, Ltd.
10.750%, 05/15/2019	30,000	37,266
The Dow Chemical Company
2.500%, 02/15/2016	325,000	333,243

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.875%, 11/10/2039	$190,000	$221,321
Xstrata Canada Financial Corp.
2.850%, 11/10/2014 (S)	133,000	135,401
3.600%, 01/15/2017 (S)	220,000	227,039

		4,482,703
Telecommunication Services - 2.9%
Alltel Corp.
7.000%, 03/15/2016	275,000	327,776
America Movil SAB de CV
5.000%, 03/30/2020	375,000	416,860
American Tower Corp.
4.700%, 03/15/2022	205,000	206,566
CenturyLink, Inc.
6.450%, 06/15/2021	130,000	133,400
7.600%, 09/15/2039	130,000	122,684
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	435,000	447,424
6.113%, 01/15/2020 (S)	200,000	222,216
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	450,000	462,249
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	256,525
Qwest Communications International, Inc.
8.000%, 10/01/2015	110,000	117,425
Qwest Corp.
7.500%, 10/01/2014	250,000	278,693
SBA Tower Trust
5.101%, 04/15/2017 (S)	205,000	221,244
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	87,338
6.999%, 06/04/2018	250,000	266,250
7.200%, 07/18/2036	150,000	145,500
Telefonica Emisiones SAU
2.582%, 04/26/2013	400,000	401,666

		4,113,816
Utilities - 1.6%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	230,000	249,364
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	230,000	243,800
Commonwealth Edison Company
5.800%, 03/15/2018	290,000	346,522
Exelon Generation Company LLC
6.250%, 10/01/2039	130,000	151,672
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	200,000	200,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	102,042
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	130,000	145,473
NiSource Finance Corp.
5.400%, 07/15/2014	250,000	271,820
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	100,000	111,623
PNPP II Funding Corp.
9.120%, 05/30/2016	90,000	95,545
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	105,000	107,229

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	$300,000	$309,000

		2,334,090

TOTAL CORPORATE BONDS (Cost $50,826,251)		$51,516,290

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Aon Corp.
8.205%, 01/01/2027	130,000	150,487
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	375,000	373,125
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	120,000	144,600
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	90,000	94,889
PNC Preferred Funding Trust III (8.700% to
03/15/2013, then 3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	475,000	488,162
State Street Capital Trust III
5.464%, 06/04/2012 (P)(Q)	180,000	180,702
State Street Capital Trust IV
1.474%, 06/15/2037 (P)	215,000	158,023
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	75,000	74,250

		1,664,238

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,648,714)		$1,664,238

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.6%
Commercial & Residential - 0.2%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	150,000	158,293
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	115,000	120,636

		278,929
U.S. Government Agency - 7.4%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO,
1.609%, 12/25/2021	1,065,000	109,118
Series 3956, Class DJ,
3.250%, 10/15/2036	1,338,427	1,382,750
Series 3972, Class PL IO,
3.500%, 11/15/2031	2,311,733	341,034
Series 4023, Class EA,
3.500%, 08/15/2041	1,005,000	1,056,098
Series 3943, Class DI IO,
4.000%, 11/15/2039	2,019,595	331,602
Series 3940, Class PA,
4.000%, 02/15/2041	2,858,772	3,067,310
Series 4008, Class Z,
4.000%, 02/15/2042	215,717	210,458
Series 3927, Class IP IO,
4.500%, 06/15/2040	971,920	153,716
Series 3947, Class PA,
4.500%, 01/15/2041	487,786	530,665

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3934, Class PI IO,
4.500%, 07/15/2041	$967,072	$176,239
Federal National Mortgage Association
Series 20011-146, Class MA,
3.500%, 08/25/2041	1,056,519	1,109,225
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	310,081	25,923
Series 2011-71, Class BA,
4.000%, 05/25/2037	695,251	733,549
Series 3908, Class PA,
4.000%, 06/15/2039	289,348	308,248
Series 408, Class C1 IO,
4.000%, 12/25/2040	968,896	149,422
Series 2011-49, Class LA,
4.000%, 05/25/2041	139,735	148,022
Class 2011-132, Series PA,
4.500%, 08/25/2039	208,670	226,783
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	906,003	161,099
Series 407, Class 21 IO,
5.000%, 01/25/2039	111,343	13,553
Series 407, Class 15 IO,
5.000%, 01/25/2040	122,909	20,258
Series 407, Class 16 IO,
5.000%, 01/25/2040	74,256	11,065
Series 407, Class 17 IO,
5.000%, 01/25/2040	82,779	12,408
Series 407, Class C6 IO,
5.500%, 01/25/2040	2,135,185	432,096

		10,710,641

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,952,312)		$10,989,570

ASSET BACKED SECURITIES - 0.2%
Asset Backed Securities - 0.2%
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	245,000	251,392

TOTAL ASSET BACKED SECURITIES (Cost $245,205)		$251,392

MUNICIPAL BONDS - 0.2%
California - 0.1%
State of California 7.600%, 11/01/2040	160,000	207,008
Illinois - 0.1%
State of Illinois 5.100%, 06/01/2033	130,000	123,089

TOTAL MUNICIPAL BONDS (Cost $310,696)		$330,097

Total Investments (Bond PS Series)
(Cost $141,047,341) - 98.3%		$141,891,075
Other assets and liabilities, net - 1.7%		2,419,055

TOTAL NET ASSETS - 100.0%		$144,310,130

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 25.2%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	122,397	$10,322,963
Automobiles - 1.9%
Bayerische Motoren Werke (BMW) AG	92,053	8,277,456
Harley-Davidson, Inc.	274,823	13,488,313

		21,765,769
Hotels, Restaurants & Leisure - 6.5%
Chipotle Mexican Grill, Inc. (I)(L)	37,951	15,863,518
Dunkin’ Brands Group, Inc. (L)	258,047	7,769,795
McDonald’s Corp.	179,376	17,596,786
Panera Bread Company, Class A (I)	34,674	5,579,740
Starbucks Corp.	479,195	26,782,209

		73,592,048
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (I)	129,366	26,197,909
priceline.com, Inc. (I)	23,737	17,031,298

		43,229,207
Media - 1.1%
The Walt Disney Company	288,714	12,639,899
Specialty Retail - 3.3%
Inditex SA	177,835	17,029,814
Lowe’s Companies, Inc.	467,756	14,678,183
Tiffany & Company (L)	81,160	5,610,591

		37,318,588
Textiles, Apparel & Luxury Goods - 7.7%
Burberry Group PLC-ADR	244,675	11,729,720
Coach, Inc.	165,004	12,751,509
Fossil, Inc. (I)	71,192	9,395,920
Lululemon Athletica, Inc. (I)	182,321	13,615,732
NIKE, Inc., Class B	200,365	21,727,581
Ralph Lauren Corp.	103,774	18,090,921

		87,311,383

		286,179,857
Consumer Staples - 5.8%
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	200,785	18,231,278
Whole Foods Market, Inc.	203,981	16,971,219

		35,202,497
Food Products - 1.1%
Mead Johnson Nutrition Company	154,044	12,705,549
Personal Products - 1.6%
The Estee Lauder Companies, Inc., Class A	283,613	17,566,989

		65,475,035
Energy - 5.8%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc.	167,663	13,324,179
Schlumberger, Ltd.	150,400	10,517,472

		23,841,651
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	157,483	12,337,218
Concho Resources, Inc. (I)	90,697	9,258,350
EOG Resources, Inc.	88,285	9,808,464
Occidental Petroleum Corp.	117,108	11,152,195

		42,556,227

		66,397,878

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 3.8%
Capital Markets - 2.4%
The Goldman Sachs Group, Inc.	218,764	$27,207,679
Consumer Finance - 1.4%
American Express Company	277,833	16,075,417

		43,283,096
Health Care - 14.2%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (I)	145,274	13,490,144
Celgene Corp. (I)	207,480	16,083,850
Vertex Pharmaceuticals, Inc. (I)	201,079	8,246,250

		37,820,244
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (I)(L)	209,232	11,336,190
UnitedHealth Group, Inc.	302,123	17,807,130

		29,143,320
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	376,015	16,736,428
Illumina, Inc. (I)(L)	169,358	8,909,924

		25,646,352
Pharmaceuticals - 6.0%
Allergan, Inc.	201,096	19,190,591
Bristol-Myers Squibb Company	344,243	11,618,201
Novo Nordisk A/S, ADR	145,396	20,167,879
Shire PLC, ADR (L)	187,212	17,738,337

		68,715,008

		161,324,924
Industrials - 6.8%
Aerospace & Defense - 5.0%
Precision Castparts Corp.	148,465	25,669,599
The Boeing Company	213,670	15,890,638
United Technologies Corp.	191,473	15,880,771

		57,441,008
Electrical Equipment - 0.5%
Roper Industries, Inc.	53,231	5,278,386
Road & Rail - 1.3%
Union Pacific Corp.	134,562	14,462,724

		77,182,118
Information Technology - 34.1%
Communications Equipment - 2.2%
Juniper Networks, Inc. (I)	333,949	7,640,753
QUALCOMM, Inc.	251,771	17,125,463

		24,766,216
Computers & Peripherals - 10.5%
Apple, Inc. (I)	128,323	76,925,789
EMC Corp. (I)	927,062	27,700,613
NetApp, Inc. (I)	338,145	15,138,752

		119,765,154
Internet Software & Services - 6.3%
Baidu, Inc., ADR (I)	148,464	21,641,597
Google, Inc., Class A (I)	37,184	23,843,868
LinkedIn Corp., Class A (I)	135,458	13,815,361
Tencent Holdings, Ltd., ADR	400,160	11,148,458
Youku.com, Inc., ADR (I)(L)	46,520	1,022,975

		71,472,259

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 6.9%
Cognizant Technology
Solutions Corp., Class A (I)	88,987	$6,847,550
International Business Machines Corp.	107,239	22,375,417
MasterCard, Inc., Class A	76,665	32,240,699
Visa, Inc., Class A	141,706	16,721,308

		78,184,974
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	237,612	9,461,710
ARM Holdings PLC, ADR (L)	194,187	5,493,550
Avago Technologies, Ltd.	219,821	8,566,424

		23,521,684
Software - 6.1%
Oracle Corp.	399,290	11,643,296
Red Hat, Inc. (I)	284,947	17,065,476
Salesforce.com, Inc. (I)(L)	132,772	20,514,602
VMware, Inc., Class A (I)	181,310	20,373,805

		69,597,179

		387,307,466
Materials - 1.5%
Chemicals - 1.5%
Monsanto Company	214,657	17,121,042
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.4%
American Tower Corp.	254,459	16,036,006
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (I)	110,847	5,912,579

		21,948,585

TOTAL COMMON STOCKS (Cost $822,341,158)		$1,126,220,001

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	4,610,954	46,149,196

TOTAL SECURITIES LENDING
COLLATERAL (Cost $46,148,456)		$46,149,196

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	11,686,538	11,686,538

TOTAL SHORT-TERM INVESTMENTS (Cost $11,686,538)		$11,686,538

Total Investments (Capital Appreciation Trust)
(Cost $880,176,152) - 104.2%		$1,184,055,735
Other assets and liabilities, net - (4.2%)		(48,171,072)

TOTAL NET ASSETS - 100.0%		$1,135,884,663

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 61.7%
Consumer Discretionary - 6.8%
Auto Components - 1.8%
Delphi Automotive PLC (I)	84,200	$2,660,720
TRW Automotive Holdings Corp. (I)	71,100	3,302,595

		5,963,315

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.9%
General Motors Company (I)	117,500	$3,013,875
Leisure Equipment & Products - 0.4%
Hasbro, Inc. (L)	34,600	1,270,512
Media - 1.9%
The Walt Disney Company	145,900	6,387,502
Multiline Retail - 1.6%
Dollar General Corp. (I)	55,300	2,554,860
Kohl’s Corp. (L)	60,600	3,031,818

		5,586,678
Specialty Retail - 0.2%
Lowe’s Companies, Inc.	23,400	734,292

		22,956,174
Consumer Staples - 7.1%
Beverages - 2.2%
Coca-Cola Enterprises, Inc.	33,500	958,100
PepsiCo, Inc. (E)	98,600	6,542,110

		7,500,210
Food Products - 2.9%
General Mills, Inc.	155,700	6,142,365
Kellogg Company (L)	67,500	3,620,025

		9,762,390
Household Products - 0.9%
The Procter & Gamble Company (E)	44,137	2,966,448
Personal Products - 0.0%
Avon Products, Inc.	1,500	29,040
Tobacco - 1.1%
Philip Morris International, Inc. (E)	39,400	3,491,234

		23,749,322
Energy - 4.7%
Energy Equipment & Services - 0.8%
Schlumberger, Ltd.	7,700	538,461
Weatherford International, Ltd. (I)	143,900	2,171,451

		2,709,912
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp. (L)	10,000	1,004,400
EOG Resources, Inc.	9,200	1,022,120
Exxon Mobil Corp.	10,100	875,973
Nexen, Inc.	103,600	1,901,060
Spectra Energy Corp.	144,300	4,552,665
The Williams Companies, Inc.	94,400	2,908,464
WPX Energy, Inc. (I)	48,533	874,079

		13,138,761

		15,848,673
Financials - 6.6%
Capital Markets - 3.4%
BlackRock, Inc.	13,800	2,827,620
Invesco, Ltd.	122,900	3,277,743
Northern Trust Corp. (L)	48,500	2,301,325
TD Ameritrade Holding Corp.	123,100	2,429,994
The Charles Schwab Corp. (L)	30,500	438,285

		11,274,967
Commercial Banks - 1.1%
U.S. Bancorp	116,700	3,697,056
Diversified Financial Services - 1.8%
JPMorgan Chase & Company (E)	134,900	6,202,702

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 0.3%
AON Corp. (I)	18,900	$927,234
XL Group PLC	5,800	125,802

		1,053,036

		22,227,761
Health Care - 11.6%
Health Care Equipment & Supplies - 0.6%
Covidien PLC (E)	36,900	2,017,692
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	44,400	1,761,792
Express Scripts, Inc. (I)	15,300	828,954
Henry Schein, Inc. (I)	857	64,858
Laboratory Corp. of America Holdings (I)(L)	33,200	3,039,128
McKesson Corp.	11,600	1,018,132
Quest Diagnostics, Inc.	72,700	4,445,605
WellPoint, Inc.	12,800	944,640

		12,103,109
Life Sciences Tools & Services - 4.0%
Thermo Fisher Scientific, Inc.	238,500	13,446,630
Pharmaceuticals - 3.4%
Pfizer, Inc. (E)	509,970	11,555,920

		39,123,351
Industrials - 9.2%
Aerospace & Defense - 2.7%
United Technologies Corp.	107,900	8,949,226
Electrical Equipment - 1.9%
Cooper Industries PLC	97,200	6,215,940
Industrial Conglomerates - 2.5%
Danaher Corp.	148,800	8,332,800
Machinery - 1.2%
Ingersoll-Rand PLC (E)(L)	60,900	2,518,215
Pall Corp.	28,000	1,669,640

		4,187,855
Road & Rail - 0.9%
CSX Corp.	143,900	3,096,728

		30,782,549
Information Technology - 9.6%
Communications Equipment - 0.6%
Cisco Systems, Inc. (E)	99,000	2,093,850
Computers & Peripherals - 2.5%
Apple, Inc. (I)	12,500	7,493,375
Dell, Inc. (E)(I)	52,600	873,160

		8,366,535
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity, Ltd.	91,400	3,358,950
Internet Software & Services - 1.2%
Google, Inc., Class A (I)	6,000	3,847,440
IT Services - 2.7%
Accenture PLC, Class A (E)(L)	14,000	903,000
Amdocs, Ltd. (I)	88,100	2,782,198
Fiserv, Inc. (I)	70,600	4,898,934
International Business Machines Corp.	2,900	605,085

		9,189,217
Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc. (E)	81,700	2,745,937
Software - 0.8%
Microsoft Corp. (E)	29,400	948,150

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	62,700	$1,828,332

		2,776,482

		32,378,411
Materials - 1.6%
Chemicals - 0.6%
Potash Corp. of Saskatchewan, Inc.	43,800	2,001,222
Containers & Packaging - 1.0%
Crown Holdings, Inc. (I)	94,600	3,484,118

		5,485,340
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. (E)	198,400	6,196,032
Utilities - 2.6%
Electric Utilities - 1.3%
American Electric Power Company, Inc.	3,200	123,456
Edison International	102,400	4,353,024

		4,476,480
Independent Power Producers & Energy Traders - 0.7%
The AES Corp. (I)	172,600	2,255,882
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	51,100	1,144,129
PG&E Corp.	18,700	811,767

		1,955,896

		8,688,258

TOTAL COMMON STOCKS (Cost $172,884,846)		$207,435,871

PREFERRED SECURITIES - 1.7%
Consumer Discretionary - 0.7%
General Motors Company, Series B, 4.750%	29,500	1,234,575
Newell Financial Trust I, 5.250%	23,800	1,124,550

		2,359,125
Consumer Staples - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	4	433,000
Financials - 0.6%
AMG Capital Trust I , 5.100%, 04/15/2036	29,460	1,462,648
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%) 01/15/2022 (Q)	14,000	380,660

		1,843,308
Utilities - 0.3%
PPL Corp., 8.750%	17,200	924,500

TOTAL PREFERRED SECURITIES (Cost $5,413,102)		$5,559,933

CORPORATE BONDS - 7.2%
Consumer Discretionary - 1.1%
CCH II LLC
13.500%, 11/30/2016	$57,307	$65,330
Ford Motor Credit Company LLC
3.875%, 01/15/2015	890,000	898,688
6.625%, 08/15/2017	200,000	221,576
Kabel BW GmbH
7.500%, 03/15/2019 (S)	200,000	216,000
Lamar Media Corp.
9.750%, 04/01/2014	885,000	995,625
Mattel, Inc.
2.500%, 11/01/2016	40,000	40,911
MGM Resorts International
9.000%, 03/15/2020	175,000	194,688

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MGM Resorts International (continued)
10.375%, 05/15/2014	$200,000	$226,750
13.000%, 11/15/2013	260,000	301,275
Penske Automotive Group, Inc.
7.750%, 12/15/2016	20,000	20,825
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	243,000
Time Warner, Inc.
5.875%, 11/15/2016	195,000	228,357
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	50,000	52,500

		3,705,525
Consumer Staples - 0.2%
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	220,000	243,565
Rite Aid Corp.
10.375%, 07/15/2016	250,000	266,250

		509,815
Energy - 1.5%
Consol Energy, Inc.
8.000%, 04/01/2017	1,100,000	1,146,750
8.250%, 04/01/2020	175,000	182,875
Denbury Resources, Inc.
8.250%, 02/15/2020	125,000	139,688
Energy Transfer Partners LP
5.200%, 02/01/2022	110,000	115,034
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,588,182
6.500%, 04/01/2018	315,000	358,799
Noble Energy, Inc.
4.150%, 12/15/2021	260,000	265,644
Peabody Energy Corp.
6.500%, 09/15/2020	180,000	180,000
7.375%, 11/01/2016	180,000	197,550
Petrohawk Energy Corp.
10.500%, 08/01/2014	400,000	445,500
QEP Resources, Inc.
6.800%, 03/01/2020	120,000	126,900
6.875%, 03/01/2021	100,000	110,500
Range Resources Corp.
8.000%, 05/15/2019	200,000	219,500

		5,076,922
Financials - 0.5%
Boston Properties LP
3.700%, 11/15/2018	240,000	248,153
CNH Capital, Inc.
6.250%, 11/01/2016 (S)	50,000	53,625
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	722,841
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	211,500
UDR, Inc.
4.625%, 01/10/2022	430,000	440,035

		1,676,154
Industrials - 1.1%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	107,779	117,210
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	278,696	317,714

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	$162,200	$181,664
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	600,000	588,000
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	190,713
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	210,539	240,014
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	150,000	159,938
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	250,000	264,063
6.750%, 09/01/2016 (S)	525,000	562,406
7.125%, 09/01/2018 (S)	100,000	109,000
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	512,893	520,586
U.S. Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	75,174	75,174
Verisk Analytics, Inc.
4.875%, 01/15/2019	225,000	238,307

		3,564,789
Information Technology - 0.4%
First Data Corp.
7.375%, 06/15/2019 (S)	900,000	916,875
Tyco Electronics Group SA
6.000%, 10/01/2012	475,000	487,495

		1,404,370
Materials - 0.2%
Ball Corp.
7.375%, 09/01/2019	125,000	138,125
Ecolab, Inc.
4.350%, 12/08/2021	265,000	280,819
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	220,580
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	112,375

		751,899
Telecommunication Services - 1.6%
American Tower Corp.
4.500%, 01/15/2018	305,000	320,382
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	880,000	959,200
Crown Castle International Corp.
7.125%, 11/01/2019	25,000	27,313
9.000%, 01/15/2015	2,925,000	3,217,500
Nextel Communications, Inc.
5.950%, 03/15/2014	350,000	350,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016	100,000	107,500
8.250%, 08/15/2019	75,000	82,688
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	21,625
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	300,000	329,250
11.500%, 11/15/2021 (S)	90,000	96,750

		5,512,208

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.6%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	$750,000	$815,625
Calpine Corp.
7.500%, 02/15/2021 (S)	275,000	293,563
CMS Energy Corp.
6.550%, 07/17/2017	170,000	192,386
8.750%, 06/15/2019	80,000	97,543
Entergy Corp.
4.700%, 01/15/2017	170,000	177,021
Nisource Finance Corp.
4.450%, 12/01/2021	175,000	182,475
Tucson Electric Power Company
5.150%, 11/15/2021	270,000	286,308

		2,044,921

TOTAL CORPORATE BONDS (Cost $22,747,552)		$24,246,603

CONVERTIBLE BONDS - 1.3%
Energy - 0.4%
Oil States International, Inc.
2.375%, 07/01/2025	363,000	892,526
Peabody Energy Corp. 4.750%, 12/15/2041	600,000	570,000

		1,462,526
Financials - 0.4%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	1,332,000	1,330,335
Industrials - 0.1%
Actuant Corp. 2.000%, 11/15/2023	75,000	109,594
Continental Airlines, Inc. 4.500%, 01/15/2015	163,000	220,661

		330,255
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037	876,000	1,112,520
Telecommunication Services - 0.1%
SBA Communications Corp.
1.875%, 05/01/2013	229,000	289,113

TOTAL CONVERTIBLE BONDS (Cost $3,303,570)		$4,524,749

TERM LOANS (M) - 8.9%
Consumer Discretionary - 3.3%
Cedar Fair LP 4.000%, 12/15/2017	636,835	637,559
Charter Communications Operating LLC
3.720%, 09/06/2016	1,193,597	1,189,867
7.250%, 03/06/2014	13,537	13,508
DineEquity, Inc. 4.250%, 10/19/2017	1,134,097	1,133,379
Dollar General Corp. 3.139%, 07/07/2014	1,750,000	1,750,788
Federal-Mogul Corp.
2.178%, 12/29/2014	2,604,079	2,502,447
2.178%, 12/28/2015	2,307,549	2,217,490
Univision Communications, Inc.
4.491%, 03/31/2017	1,686,067	1,562,178

		11,007,216
Consumer Staples - 3.5%
Dunkin’ Brands, Inc. 4.003%, 11/23/2017	8,073,416	8,061,355
Pinnacle Foods Finance LLC
2.829%, 04/02/2014	730,374	730,374
- 04/18/2018 (T)	150,000	148,500
Reynolds Group Holdings, Inc.
6.500%, 02/09/2018	1,934,160	1,956,266
6.500%, 08/09/2018	492,147	497,772
Rite Aid Corp. 4.500%, 03/02/2018	500,000	492,813

		11,887,080

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials - 0.4%
Fifth Third Processing - 02/27/2019 (T)	$100,000	$100,000
MSCI, Inc. 3.500%, 03/14/2017	239,722	239,323
Nuveen Investments, Inc.
3.462%, 11/13/2014	314,192	312,228
5.754%, 05/12/2017	367,116	365,969
7.000%, 03/14/2019	250,000	253,750
WorldPay US, Inc. 5.250%, 11/30/2017	150,000	149,063

		1,420,333
Health Care - 0.2%
HCA, Inc. 1.491%, 11/19/2012	671,193	669,515
Industrials - 0.3%
Fram Group Holdings, Inc.
6.500%, 07/28/2017	497,500	499,988
Schaeffler AG - 01/27/2017 (T)	300,000	300,000

		799,988
Information Technology - 0.3%
First Data Corp. 7.000%, 03/24/2017	1,023,491	977,754
Telecommunication Services - 0.9%
Crown Castle Operating
Company - 01/31/2019 (T)	500,000	496,945
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,736,875	1,743,699
SBA Senior Finance 3.750%, 06/29/2018	198,500	197,508
Telesat Holdings, Inc. - 03/26/2019 (T)	575,000	574,138

		3,012,290

TOTAL TERM LOANS (Cost $29,576,669)		$29,774,176

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	643,351	$6,439,047

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,438,699)		$6,439,047

SHORT-TERM INVESTMENTS - 20.1%
Money Market Funds - 18.9%
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	$63,429,561	$63,429,561
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $4,141,003 on 04/02/2012,
collateralized by $4,225,000 Federal Home
Loan Bank, 0.200% due 09/14/2012 (valued
at $4,225,000, including interest)	4,141,000	4,141,000

TOTAL SHORT-TERM INVESTMENTS (Cost $67,570,561)		$67,570,561

Total Investments (Capital Appreciation Value Trust)
(Cost $307,934,999) - 102.8%		$345,550,940
Other assets and liabilities, net - (2.8%)		(9,256,669)

TOTAL NET ASSETS - 100.0%		$336,294,271

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 87.2%
John Hancock Variable Insurance Trust (G) - 87.2%
500 Index, Series NAV (John Hancock) (A)(2)	1,252,600	$15,231,613
Core Allocation Plus, Series NAV (Wellington)	7,260,790	78,852,183
International Index, Series NAV
(John Hancock) (A)(2)	700,918	11,333,838
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	392,922	7,461,597
Small Cap Index, Series NAV
(John Hancock) (A)(2)	113,210	1,673,239
Fixed Income - 12.8%
John Hancock Variable Insurance Trust (G) - 12.8%
Total Bond Market A,
Series NAV (Declaration) (A)	1,172,206	16,797,718

		16,797,718

TOTAL INVESTMENT COMPANIES (Cost $125,087,121)		$131,350,188

Total Investments (Core Allocation Trust)
(Cost $125,087,121) - 100.0%		$131,350,188
Other assets and liabilities, net - 0.0%		(59,866)

TOTAL NET ASSETS - 100.0%		$131,290,322

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 63.9%
Consumer Discretionary - 12.4%
Auto Components - 0.4%
Continental AG (I)	4,553	$429,736
Dana Holding Corp.	9,750	151,125
Stanley Electric Company, Ltd.	12,900	206,855
Tenneco, Inc. (I)(L)	3,750	139,313

		927,029
Automobiles - 0.4%
Dongfeng Motor Group Company, Ltd.,
H Shares	176,000	319,733
Great Wall Motor Company, Ltd., H Shares (I)	167,500	325,954
Tesla Motors, Inc. (I)	7,000	260,680

		906,367
Distributors - 0.3%
Genuine Parts Company	1,500	94,125
LKQ Corp. (I)	19,400	604,698

		698,823
Diversified Consumer Services - 0.4%
American Public Education, Inc. (I)	2,460	93,480
Anhanguera Educacional Participacoes SA	23,900	288,039
Apollo Group, Inc., Class A (I)	1,800	69,552
Benesse Holdings, Inc.	4,700	234,719
New Oriental Education & Technology
Group, ADR (I)	8,200	225,172
Sotheby’s	2,090	82,221
Weight Watchers International, Inc.	1,300	100,347

		1,093,530
Hotels, Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. (I)	6,020	102,099

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Buffalo Wild Wings, Inc. (I)	1,300	$117,897
Chipotle Mexican Grill, Inc. (I)(L)	1,250	522,500
Genting Malaysia BHD	250,000	319,854
Las Vegas Sands Corp.	9,200	529,644
Melco Crown Entertainment, Ltd., ADR (I)	38,400	522,624
Red Robin Gourmet Burgers, Inc. (I)(L)	1,790	66,570
Sands China, Ltd.	128,800	502,062
The Cheesecake Factory, Inc. (I)	4,030	118,442
Wyndham Worldwide Corp.	3,200	148,832
Wynn Resorts, Ltd.	910	113,641

		3,064,165
Household Durables - 0.7%
Garmin, Ltd.	2,000	93,900
Lennar Corp., Class A	4,240	115,243
Meritage Homes Corp. (I)	2,710	73,333
PDG Realty SA Empreendimentos
e Participacoes	111,600	385,766
Persimmon PLC	54,720	561,857
PulteGroup, Inc. (I)(L)	16,540	146,379
Tempur-Pedic International, Inc. (I)	4,840	408,641

		1,785,119
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (I)	3,900	789,789
Expedia, Inc. (L)	39,000	1,304,160
Hyundai Home Shopping Network Corp.	3,356	396,985
Netflix, Inc. (I)(L)	900	103,536
priceline.com, Inc. (I)	2,120	1,521,100
Rakuten, Inc.	354	372,245
Shutterfly, Inc. (I)(L)	4,255	133,309
TripAdvisor, Inc. (I)(L)	4,430	158,018

		4,779,142
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,330	85,748
Leapfrog Enterprises, Inc. (I)	8,790	73,484
Mattel, Inc. (L)	7,600	255,816
Polaris Industries, Inc.	10,800	779,220
Sega Sammy Holdings, Inc.	23,100	486,525

		1,680,793
Media - 2.1%
AirMedia Group, Inc., ADR (I)	50,000	154,000
CBS Corp., Class B	13,200	447,612
DIRECTV, Class A (I)	5,920	292,093
Discovery Communications, Inc., Series C (I)	19,200	900,096
DISH Network Corp.	3,700	121,841
DreamWorks Animation SKG, Inc. (I)(L)	24,900	459,405
Focus Media Holding, Ltd., ADR (L)	29,300	736,016
Gannett Company, Inc.	6,600	101,178
Genius Products, Inc. (I)	32	5
News Corp., Class A	11,200	220,528
Sirius XM Radio, Inc. (I)(L)	326,400	753,984
The McGraw-Hill Companies, Inc.	10,000	484,700
The Walt Disney Company	11,400	499,092
Viacom, Inc., Class B	6,200	294,252

		5,464,802
Multiline Retail - 0.9%
Golden Eagle Retail Group, Ltd.	71,000	180,357
Intime Department Store Group Company, Ltd.	176,000	218,531
Kohl’s Corp. (L)	6,790	339,704
Macy’s, Inc.	9,300	369,489
Maoye International Holdings, Ltd.	1,610,000	431,832
New World Department Store China, Ltd.	399,000	256,382

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Nordstrom, Inc.	9,800	$546,056

		2,342,351
Specialty Retail - 2.0%
AutoZone, Inc. (I)	860	319,748
Bed Bath & Beyond, Inc. (I)	6,200	407,774
Best Buy Company, Inc. (L)	12,400	293,632
DSW, Inc., Class A	3,180	174,169
Dufry Group AG (I)	2,004	261,787
Esprit Holdings, Ltd.	123,900	250,232
Express, Inc. (I)	7,050	176,109
Fast Retailing Company, Ltd.	1,800	412,847
GNC Holdings, Inc., Class A	5,470	190,848
Hibbett Sports, Inc. (I)(L)	1,600	87,280
K’s Holding Corp.	9,600	309,585
Lowe’s Companies, Inc.	11,600	364,008
Lumber Liquidators Holdings, Inc. (I)(L)	6,900	173,259
O’Reilly Automotive, Inc. (I)	4,400	401,940
Rent-A-Center, Inc.	4,530	171,008
Rue21, Inc. (I)(L)	5,030	147,580
The Gap, Inc.	2,600	67,964
Tractor Supply Company	3,000	271,680
Urban Outfitters, Inc. (I)	27,940	813,333

		5,294,783
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	11,650	900,312
Deckers Outdoor Corp. (I)(L)	900	56,745
Hanesbrands, Inc. (I)	6,851	202,379
Lululemon Athletica, Inc. (I)	12,200	911,096
PVH Corp.	8,800	786,104
Ralph Lauren Corp.	2,700	470,691
Steven Madden, Ltd. (I)	2,270	97,043
Under Armour, Inc., Class A (I)	7,600	714,400
Vera Bradley, Inc. (I)(L)	2,160	65,210

		4,203,980

		32,240,884
Consumer Staples - 3.1%
Beverages - 0.4%
C&C Group PLC	76,830	394,347
Coca-Cola Enterprises, Inc.	5,400	154,440
Constellation Brands, Inc., Class A (I)	3,800	89,642
Monster Beverage Corp. (I)	2,960	183,786
The Coca-Cola Company	3,510	259,775

		1,081,990
Food & Staples Retailing - 1.1%
Carrefour SA	6,125	146,747
CVS Caremark Corp.	26,700	1,196,160
Safeway, Inc.	4,800	97,008
The Kroger Company	26,100	632,403
Wal-Mart Stores, Inc.	10,960	670,752

		2,743,070
Food Products - 0.7%
Archer-Daniels-Midland Company	18,100	573,046
Bunge, Ltd. (L)	6,800	465,392
ConAgra Foods, Inc.	8,600	225,836
Smithfield Foods, Inc. (I)	3,400	74,902
Tyson Foods, Inc., Class A	25,300	484,495

		1,823,671
Household Products - 0.2%
Kimberly-Clark Corp. (L)	800	59,112

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Procter & Gamble Company	5,670	$381,081

		440,193
Personal Products - 0.2%
Elizabeth Arden, Inc. (I)	3,820	133,624
Herbalife, Ltd.	1,800	123,876
Pola Orbis Holdings, Inc.	10,500	313,443

		570,943
Tobacco - 0.5%
Altria Group, Inc. (L)	13,930	430,019
Lorillard, Inc.	3,170	410,452
Philip Morris International, Inc.	6,260	554,699

		1,395,170

		8,055,037
Energy - 7.1%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (I)	3,770	169,235
Gulfmark Offshore, Inc., Class A (I)	3,338	153,414
Helmerich & Payne, Inc. (L)	4,200	226,590
ION Geophysical Corp. (I)(L)	11,640	75,078
National Oilwell Varco, Inc.	4,400	349,668
Oceaneering International, Inc.	12,100	652,069
Petrofac, Ltd.	17,441	486,245
Tidewater, Inc. (L)	2,020	109,120

		2,221,419
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	3,410	267,139
Apache Corp. (L)	4,780	480,103
Bonanza Creek Energy, Inc. (I)	5,790	126,512
Cairn Energy PLC (I)	50,263	260,209
Canadian Natural Resources, Ltd.	9,000	298,301
Carrizo Oil & Gas, Inc. (I)(L)	4,360	123,214
Chesapeake Energy Corp. (L)	17,270	400,146
Chevron Corp. (L)	15,430	1,654,713
Cobalt International Energy, Inc. (I)	7,700	231,231
Concho Resources, Inc. (I)	8,500	867,680
ConocoPhillips	13,600	1,033,736
CONSOL Energy, Inc. (L)	19,700	671,770
Continental Resources, Inc. (I)	3,600	308,952
Devon Energy Corp.	4,770	339,242
EnCana Corp.	12,700	249,555
EOG Resources, Inc.	2,700	299,970
Exxon Mobil Corp.	26,675	2,313,523
JX Holdings, Inc.	34,700	217,073
Karoon Gas Australia, Ltd. (I)	23,639	159,515
Marathon Oil Corp.	12,485	395,775
MEG Energy Corp. (I)	1,900	73,261
MEG Energy Corp. (I)(S)	3,000	115,675
Murphy Oil Corp.	5,300	298,231
Newfield Exploration Company (I)	10,000	346,800
Noble Energy, Inc.	3,520	344,186
Occidental Petroleum Corp.	4,630	440,915
Pioneer Natural Resources Company (L)	4,200	468,678
Range Resources Corp.	5,135	298,549
Repsol YPF SA	12,469	313,253
Rex Energy Corp. (I)	12,240	130,723
Rosetta Resources, Inc. (I)(L)	3,860	188,214
Southwestern Energy Company (I)	6,300	192,780
Tesoro Corp. (I)	19,200	515,328
The Williams Companies, Inc.	17,800	548,418
Tourmaline Oil Corp. (I)	8,900	196,747
Valero Energy Corp. (L)	11,000	283,470

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	15,700	$852,510

		16,306,097

		18,527,516
Financials - 7.8%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	1,180	67,413
BlackRock, Inc.	950	194,655
CETIP SA - Mercados Organizados	9,500	157,687
EFG International (I)	60,053	584,936
Invesco, Ltd.	3,800	101,346
Knight Capital Group, Inc., Class A (I)	7,410	95,367
Manning & Napier, Inc.	2,200	32,340
The Goldman Sachs Group, Inc.	2,175	270,505
UBS AG (I)	37,800	530,087

		2,034,336
Commercial Banks - 2.4%
Banco Santander Brasil SA, ADR	49,700	455,749
Bank of Ireland (I)	995,422	164,497
East West Bancorp, Inc.	1,052	24,291
Fifth Third Bancorp	27,600	387,780
Hana Financial Group, Inc.	15,040	567,271
Huntington Bancshares, Inc.	40,700	262,515
KeyCorp	11,700	99,450
Mitsubishi UFJ Financial Group	20,400	102,577
PNC Financial Services Group, Inc.	14,390	928,011
Regions Financial Corp.	15,000	98,850
Royal Bank of Scotland Group PLC (I)	1,096,396	484,612
SunTrust Banks, Inc.	10,100	244,117
U.S. Bancorp	13,300	421,344
Wells Fargo & Company	53,500	1,826,490
Western Alliance Bancorp (I)	8,060	68,268

		6,135,822
Consumer Finance - 0.5%
Discover Financial Services	30,500	1,016,870
Netspend Holdings, Inc. (I)	2,240	17,382
SLM Corp.	15,900	250,584

		1,284,836
Diversified Financial Services - 1.0%
Citigroup, Inc.	8,890	324,930
IntercontinentalExchange, Inc. (I)	3,320	456,234
JPMorgan Chase & Company	36,120	1,660,798
Moody’s Corp. (L)	700	29,470
The NASDAQ OMX Group, Inc. (I)	3,800	98,420

		2,569,852
Insurance - 2.1%
ACE, Ltd.	5,900	431,880
Aflac, Inc.	8,400	386,316
American International Group, Inc. (I)	29,800	918,734
Assurant, Inc.	6,900	279,450
Berkshire Hathaway, Inc., Class B (I)	2,110	171,227
China Pacific Insurance Group Company, Ltd.,
H Shares	92,200	288,749
Everest Re Group, Ltd.	1,850	171,162
LIG Non-Life Insurance Company, Ltd. (I)	19,030	438,621
MetLife, Inc.	12,000	448,200
Prudential Financial, Inc.	8,540	541,351
Resolution, Ltd.	153,252	640,773
The Allstate Corp.	13,500	444,420
Torchmark Corp. (L)	4,375	218,094

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Unum Group (L)	5,690	$139,291

		5,518,268
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	10,100	298,354
Annaly Capital Management, Inc. (L)	30,410	481,086
Coresite Realty Corp.	1,860	43,877
Digital Realty Trust, Inc. (L)	2,900	214,513
Hospitality Properties Trust (L)	6,400	169,408
Pebblebrook Hotel Trust	4,150	93,707
Strategic Hotels & Resorts, Inc. (I)	14,490	95,344

		1,396,289
Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	51,000	664,653
BR Properties SA	36,000	462,264
Cyrela Brazil Realty SA	20,000	176,943

		1,303,860

		20,243,263
Health Care - 7.7%
Biotechnology - 2.5%
Algeta ASA (I)	344	8,685
Alkermes PLC (I)	10,500	194,775
Amgen, Inc.	15,760	1,071,522
Amylin Pharmaceuticals, Inc. (I)	61,180	1,527,053
Ardea Biosciences, Inc. (I)	3,550	77,248
Biogen Idec, Inc. (I)	9,870	1,243,324
Celgene Corp. (I)	16,700	1,294,584
Exelixis, Inc. (I)	10,420	53,976
Gilead Sciences, Inc. (I)	10,380	507,063
Immunogen, Inc. (I)	5,360	77,130
Incyte Corp. (I)(L)	4,950	95,535
Ironwood Pharmaceuticals, Inc. (I)(L)	6,490	86,382
NPS Pharmaceuticals, Inc. (I)	8,290	56,704
Onyx Pharmaceuticals, Inc. (I)	1,990	74,983
Seattle Genetics, Inc. (I)(L)	5,050	102,919

		6,471,883
Health Care Equipment & Supplies - 0.4%
Gen-Probe, Inc. (I)	2,690	178,643
HeartWare International, Inc. (I)(L)	1,980	130,066
Insulet Corp. (I)	5,880	112,543
Intuitive Surgical, Inc. (I)	850	460,488
Medtronic, Inc.	2,170	85,042
St. Jude Medical, Inc.	2,200	97,482
Volcano Corp. (I)(L)	3,200	90,720

		1,154,984
Health Care Providers & Services - 1.1%
Aetna, Inc.	7,800	391,248
Catalyst Health Solutions, Inc. (I)(L)	1,620	103,243
Health Net, Inc. (I)	1,970	78,248
Humana, Inc.	2,310	213,629
McKesson Corp.	4,200	368,634
Omnicare, Inc.	12,100	430,397
Quest Diagnostics, Inc.	3,500	214,025
UnitedHealth Group, Inc.	13,700	807,478
WellCare Health Plans, Inc. (I)	850	61,098
WellPoint, Inc.	900	66,420

		2,734,420
Health Care Technology - 0.1%
SXC Health Solutions Corp. (I)	3,040	227,878
Vocera Communications, Inc. (I)	200	4,680

		232,558

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. (I)	4,480	$120,826
Pharmaceuticals - 3.6%
Abbott Laboratories	10,930	669,900
AstraZeneca PLC	8,429	374,846
AstraZeneca PLC, ADR	700	31,143
Bristol-Myers Squibb Company	9,600	324,000
Daiichi Sankyo Company, Ltd.	15,400	282,652
Dr. Reddy’s Laboratories, Ltd., ADR	6,200	214,272
Eisai Company, Ltd.	5,500	219,155
Elan Corp. PLC, ADR (I)	66,000	990,660
Eli Lilly & Company	32,280	1,299,916
Forest Laboratories, Inc. (I)	2,180	75,624
Johnson & Johnson	10,810	713,028
Merck & Company, Inc.	29,610	1,137,024
Pfizer, Inc.	60,055	1,360,846
Salix Pharmaceuticals, Ltd. (I)(L)	19,040	999,600
Shionogi & Company, Ltd.	14,600	202,978
UCB SA	8,678	374,752

		9,270,396

		19,985,067
Industrials - 6.7%
Aerospace & Defense - 1.6%
BAE Systems PLC	110,229	528,414
DigitalGlobe, Inc. (I)	8,540	113,924
Esterline Technologies Corp. (I)	1,330	95,042
General Dynamics Corp.	8,580	629,600
L-3 Communications Holdings, Inc.	6,660	471,328
Lockheed Martin Corp.	3,100	278,566
Moog, Inc., Class A (I)	2,500	107,225
Northrop Grumman Corp.	4,720	288,298
Qinetiq PLC	225,575	574,536
Raytheon Company (L)	11,040	582,691
Teledyne Technologies, Inc. (I)	1,870	117,904
Textron, Inc. (L)	10,400	289,432

		4,076,960
Airlines - 0.1%
Spirit Airlines, Inc. (I)	10,790	216,555
US Airways Group, Inc. (I)(L)	11,810	89,638

		306,193
Building Products - 0.3%
Kingspan Group Plc	22,028	228,245
Masco Corp.	28,600	382,382
Trex Company, Inc. (I)(L)	5,360	171,949

		782,576
Commercial Services & Supplies - 0.4%
Aggreko PLC	11,142	400,783
Copart, Inc. (I)	3,800	99,066
Corrections Corp. of America (I)	3,845	105,007
Pitney Bowes, Inc. (L)	5,900	103,722
R.R. Donnelley & Sons Company (L)	7,400	91,686
Sykes Enterprises, Inc. (I)	7,460	117,868

		918,132
Construction & Engineering - 0.3%
Fluor Corp. (L)	4,700	282,188
Vinci SA	10,449	545,158

		827,346
Electrical Equipment - 0.3%
AMETEK, Inc.	10,800	523,908
Belden, Inc.	7,400	280,534

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Polypore International, Inc. (I)(L)	2,170	$76,297

		880,739
Industrial Conglomerates - 0.9%
3M Company	3,960	353,272
Beijing Enterprises Holdings, Ltd.	11,000	66,780
General Electric Company	63,580	1,276,051
Nava Bharat Ventures, Ltd.	77,762	330,006
Shanghai Industrial Holdings, Ltd.	140,000	429,875

		2,455,984
Machinery - 1.9%
Amada Company, Ltd.	32,000	216,633
Caterpillar, Inc.	5,970	635,924
CNH Global NV (I)	4,700	186,590
Colfax Corp. (I)	4,200	148,008
Cummins, Inc.	4,160	499,366
Deere & Company	5,100	412,590
GEA Group AG	9,478	326,883
Meritor, Inc. (I)	12,510	100,956
Middleby Corp. (I)	570	57,673
Pall Corp.	7,300	435,299
Parker Hannifin Corp.	6,170	521,674
Sauer-Danfoss, Inc.	1,480	69,560
Vallourec SA	3,934	249,019
Wabtec Corp.	12,600	949,662
Westport Innovations, Inc. (I)(L)	1,392	56,961

		4,866,798
Professional Services - 0.5%
Dun & Bradstreet Corp.	2,300	194,879
Equifax, Inc.	2,200	97,372
Intertek Group PLC	9,943	399,152
The Advisory Board Company (I)	2,620	232,184
Towers Watson & Company, Class A	600	39,642
Verisk Analytics, Inc., Class A (I)	6,500	305,305

		1,268,534
Road & Rail - 0.3%
Landstar System, Inc.	2,600	150,072
Localiza Rent a Car SA	5,550	102,156
Old Dominion Freight Line, Inc. (I)	3,440	163,985
QR National, Ltd.	76,374	295,179

		711,392
Trading Companies & Distributors - 0.1%
Mitsui & Company, Ltd.	13,700	225,485
United Rentals, Inc. (I)(L)	3,180	136,390

		361,875

		17,456,529
Information Technology - 14.1%
Communications Equipment - 2.3%
Acme Packet, Inc. (I)(L)	2,560	70,451
ADTRAN, Inc.	830	25,888
Aruba Networks, Inc. (I)(L)	5,400	120,312
Ciena Corp. (I)(L)	5,180	83,864
Cisco Systems, Inc.	44,850	948,578
Comverse Technology, Inc. (I)	206,301	1,417,288
F5 Networks, Inc. (I)	10,900	1,471,064
Finisar Corp. (I)(L)	8,750	176,313
Harris Corp.	1,500	67,620
Ixia (I)(L)	8,890	111,036
JDS Uniphase Corp. (I)	34,300	497,007
Juniper Networks, Inc. (I)	16,500	377,520
QUALCOMM, Inc.	8,200	557,764

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Riverbed Technology, Inc. (I)	4,440	$124,675
Ubiquiti Networks, Inc. (I)(L)	800	25,304

		6,074,684
Computers & Peripherals - 2.3%
Apple, Inc. (I)	6,580	3,944,488
Dell, Inc. (I)	52,140	865,524
Gemalto NV	10,294	679,165
Lexmark International, Inc., Class A	2,700	89,748
Seagate Technology PLC	5,900	159,005
Western Digital Corp. (I)	4,400	182,116

		5,920,046
Electronic Equipment, Instruments & Components - 0.6%
Coherent, Inc. (I)	2,330	135,909
Fabrinet (I)	6,520	115,469
FUJIFILM Holdings Corp.	18,400	436,200
Jabil Circuit, Inc.	6,470	162,526
Trimble Navigation, Ltd. (I)	10,800	587,736
Universal Display Corp. (I)(L)	2,020	73,791

		1,511,631
Internet Software & Services - 2.9%
Daum Communications Corp. (I)	3,475	365,130
DealerTrack Holdings, Inc. (I)(L)	3,850	116,501
eBay, Inc. (I)	43,230	1,594,755
Google, Inc., Class A (I)	1,260	807,962
IAC/InterActiveCorp	3,460	169,851
LinkedIn Corp., Class A (I)	8,600	877,114
Liquidity Services, Inc. (I)	1,600	71,680
LivePerson, Inc. (I)	6,930	116,216
MercadoLibre, Inc.	9,500	929,005
Netease.com, Inc., ADR (I)	19,100	1,109,710
Rackspace Hosting, Inc. (I)	15,400	889,966
Sohu.com, Inc. (I)(L)	9,180	506,461

		7,554,351
IT Services - 1.5%
Accenture PLC, Class A (L)	3,900	251,550
Amdocs, Ltd. (I)	14,000	442,120
Cielo SA	10,100	342,430
International Business Machines Corp.	3,160	659,334
MasterCard, Inc., Class A	1,330	559,318
Sapient Corp.	14,170	176,417
Syntel, Inc.	2,250	126,000
Teradata Corp. (I)	900	61,335
The Western Union Company	54,700	962,720
VeriFone Systems, Inc. (I)(L)	3,920	203,330
Visa, Inc., Class A	830	97,940
Wright Express Corp. (I)	1,960	126,871

		4,009,365
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp., Class A (I)	9,800	385,140
Cypress Semiconductor Corp. (I)	8,030	125,509
Intel Corp.	44,600	1,253,706
KLA-Tencor Corp.	4,700	255,774
Lattice Semiconductor Corp. (I)	18,810	120,948
LSI Corp. (I)	26,400	229,152
Maxim Integrated Products, Inc. (L)	8,400	240,156
Skyworks Solutions, Inc. (I)	4,420	122,213
Ultratech, Inc. (I)	1,500	43,470
Wolfson Microelectronics PLC (I)	54,806	164,497

		2,940,565
Software - 3.4%
Activision Blizzard, Inc. (L)	58,200	746,124

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (I)	14,900	$968,798
BMC Software, Inc. (I)	700	28,112
Bottomline Technologies, Inc. (I)	3,470	96,952
BroadSoft, Inc. (I)(L)	4,910	187,808
CA, Inc.	12,100	333,476
Cadence Design Systems, Inc. (I)(L)	23,790	281,674
Changyou.com, Ltd., ADR (I)	6,800	184,620
Concur Technologies, Inc. (I)(L)	3,750	215,175
Electronic Arts, Inc. (I)	41,900	690,512
Imperva, Inc. (I)	1,540	60,291
Intuit, Inc.	5,200	312,676
Jive Software, Inc. (I)	4,030	109,455
Microsoft Corp.	52,990	1,708,928
MicroStrategy, Inc., Class A (I)	1,085	151,900
Nintendo Company, Ltd.	4,480	678,609
Oracle Corp.	46,460	1,354,774
Parametric Technology Corp. (I)	4,800	134,112
Pegasystems, Inc. (L)	1,970	75,175
Solera Holdings, Inc.	1,830	83,979
Symantec Corp. (I)	19,100	357,170
VMware, Inc., Class A (I)	1,200	134,844

		8,895,164

		36,905,806
Materials - 3.0%
Chemicals - 1.3%
CF Industries Holdings, Inc.	1,040	189,956
Eastman Chemical Company (L)	6,700	346,323
Huabao International Holdings, Ltd. (L)	1,206,000	781,399
LyondellBasell Industries NV, Class A	29,600	1,292,040
Methanex Corp.	6,530	211,768
Monsanto Company	1,050	83,748
PPG Industries, Inc.	700	67,060
Westlake Chemical Corp. (L)	8,400	544,236

		3,516,530
Construction Materials - 0.4%
CRH PLC (London Exchange)	22,261	456,874
HeidelbergCement AG	8,841	535,625

		992,499
Metals & Mining - 0.8%
Detour Gold Corp. (I)	7,600	189,495
Freeport-McMoRan Copper & Gold, Inc.	9,810	373,172
Iluka Resources, Ltd.	17,954	331,085
Kinross Gold Corp.	19,800	193,842
Newmont Mining Corp.	7,000	358,890
Worthington Industries, Inc. (L)	14,300	274,274
Xingda International Holdings, Ltd.	694,000	315,561

		2,036,319
Paper & Forest Products - 0.5%
Domtar Corp.	600	57,228
International Paper Company	32,100	1,126,710

		1,183,938

		7,729,286
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	11,460	357,896
Cogent Communications Group, Inc. (I)	1,560	29,765
Deutsche Telekom AG	30,032	361,606
Verizon Communications, Inc.	23,030	880,437

		1,629,704

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc. (I)	8,810	$79,466
Softbank Corp. (I)	12,300	365,877

		445,343

		2,075,047
Utilities - 1.2%
Electric Utilities - 0.6%
American Electric Power Company, Inc.	2,200	84,876
Entergy Corp.	8,370	562,464
Exelon Corp.	12,200	478,362
FirstEnergy Corp.	2,200	100,298
Pinnacle West Capital Corp.	7,200	344,880

		1,570,880
Gas Utilities - 0.1%
Snam Rete Gas SpA	51,314	246,695
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (I)	21,700	283,619
Multi-Utilities - 0.3%
Ameren Corp.	11,420	372,064
Public Service Enterprise Group, Inc.	19,100	584,651

		956,715
Water Utilities - 0.1%
Cia de Saneamento de Minas Gerais	8,500	198,222

		3,256,131

TOTAL COMMON STOCKS (Cost $151,472,971)		$166,474,566

PREFERRED SECURITIES - 0.3%
Consumer Staples - 0.3%
Companhia de Bebidas das Americas, ADR	16,500	681,780

TOTAL PREFERRED SECURITIES (Cost $600,983)		$681,780

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.1%
U.S. Government - 8.2%
Treasury Inflation Protected Securities
2.125%, 02/15/2041	$41,700	$54,852
U.S. Treasury Bonds
1.875%, 09/30/2017	125,000	129,414
3.125%, 11/15/2041 to 02/15/2042	1,030,400	984,328
3.875%, 08/15/2040	100,000	110,219
4.250%, 05/15/2039 (D)	675,000	792,703
4.375%, 02/15/2038 (F)	175,000	209,398
4.375%, 05/15/2041	243,500	291,667
4.625%, 02/15/2040	500,000	622,344
4.750%, 02/15/2041	674,400	856,488
6.250%, 08/15/2023 (F)	100,000	138,406
6.250%, 05/15/2030	700,000	1,023,313
U.S. Treasury Notes
0.625%, 07/15/2014	2,350,000	2,361,200
0.750%, 12/15/2013	1,850,000	1,863,442
0.875%, 02/28/2017	3,750,000	3,722,753
2.000%, 11/15/2021 to 02/15/2022	1,950,000	1,917,575
3.125%, 08/31/2013	3,075,000	3,197,520
4.000%, 02/15/2015	1,625,000	1,785,596
4.250%, 11/15/2014	1,100,000	1,207,336

		21,268,554
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	84,592	89,578
5.125%, 10/18/2016	400,000	468,818

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.250%, 04/18/2016	$300,000	$350,723
Federal National Mortgage Association
4.500%, TBA	200,000	212,747
4.520%, 04/01/2020	292,890	323,753
4.680%, 02/01/2020	292,925	325,969
4.875%, 12/15/2016	200,000	234,530
5.500%, TBA	1,800,000	1,961,243
Government National Mortgage Association
4.000%, TBA	1,000,000	1,074,868
4.000%, 09/15/2040 to 09/15/2041	2,000,001	2,149,699
5.000%, 04/15/2036 to 04/15/2038	341,697	378,383

		7,570,311

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $28,493,646)		$28,838,865

FOREIGN GOVERNMENT
OBLIGATIONS - 0.5%
Brazil - 0.3%
Federative Republic of Brazil
5.875%, 01/15/2019	335,000	400,660
Federative Republic of Brazil, Series F
10.000%, 01/01/2014	500,000	282,228

		682,888
Mexico - 0.1%
Government of Mexico
5.625%, 01/15/2017	140,000	161,910
6.750%, 09/27/2034	85,000	109,225

		271,135
Qatar - 0.0%
Government of Qatar
4.000%, 01/20/2015 (S)	120,000	126,300
Russia - 0.1%
Government of Russia
3.250%, 04/04/2017 (S)	200,000	200,100

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,221,552)		$1,280,423

CORPORATE BONDS - 13.3%
Consumer Discretionary - 1.9%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	16,240
AutoZone, Inc.
4.000%, 11/15/2020	135,000	139,948
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	40,000	45,202
CBS Corp.
3.375%, 03/01/2022	50,000	48,246
5.750%, 04/15/2020	90,000	103,437
8.200%, 05/15/2014	95,000	108,360
CCO Holdings LLC
6.500%, 04/30/2021	15,000	15,525
6.625%, 01/31/2022	60,000	62,250
7.375%, 06/01/2020	40,000	43,400
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	67,709
Comcast Corp.
6.450%, 03/15/2037	275,000	328,200
COX Communications, Inc.
5.450%, 12/15/2014	80,000	88,923
6.250%, 06/01/2018 (S)	35,000	41,444

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
COX Communications, Inc. (continued)
8.375%, 03/01/2039 (S)	$180,000	$252,745
CSC Holdings, Inc.
7.625%, 07/15/2018	90,000	100,350
DIRECTV Holdings LLC
3.500%, 03/01/2016	115,000	120,757
3.800%, 03/15/2022 (S)	225,000	221,820
4.600%, 02/15/2021	100,000	105,330
4.750%, 10/01/2014	70,000	76,079
5.200%, 03/15/2020	45,000	49,470
DISH DBS Corp.
6.750%, 06/01/2021	45,000	48,488
Ford Motor Company
7.450%, 07/16/2031	100,000	122,250
Historic TW, Inc.
6.625%, 05/15/2029	100,000	118,101
Home Depot, Inc.
5.875%, 12/16/2036	225,000	268,787
Lamar Media Corp.
5.875%, 02/01/2022 (S)	5,000	5,088
Liberty Media LLC
8.250%, 02/01/2030	25,000	25,250
Limited Brands, Inc.
5.625%, 02/15/2022	40,000	40,350
7.000%, 05/01/2020	10,000	11,150
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016	30,000	34,419
6.900%, 04/01/2029	50,000	58,186
NBCUniversal Media LLC
5.150%, 04/30/2020	135,000	152,743
NetFlix, Inc.
8.500%, 11/15/2017	15,000	16,350
News America, Inc.
7.280%, 06/30/2028	140,000	154,954
7.850%, 03/01/2039	75,000	91,161
PVH Corp.
7.375%, 05/15/2020	20,000	22,050
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	21,950
Staples, Inc.
9.750%, 01/15/2014	170,000	193,143
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	35,000	40,075
Time Warner Cable, Inc.
4.000%, 09/01/2021	60,000	61,451
5.000%, 02/01/2020	90,000	99,342
5.850%, 05/01/2017	75,000	87,499
5.875%, 11/15/2040	120,000	128,910
6.750%, 07/01/2018	100,000	121,978
8.250%, 02/14/2014	50,000	56,605
Time Warner, Inc.
5.875%, 11/15/2016	15,000	17,566
6.250%, 03/29/2041	100,000	113,923
7.625%, 04/15/2031	200,000	255,477
Viacom, Inc.
6.875%, 04/30/2036	190,000	238,170
Videotron Ltee
5.000%, 07/15/2022 (S)	21,000	20,790
9.125%, 04/15/2018	135,000	149,175
Wynn Las Vegas LLC
7.750%, 08/15/2020	55,000	60,431

		4,871,247

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.3%
Altria Group, Inc.
9.700%, 11/10/2018	$295,000	$400,750
10.200%, 02/06/2039	25,000	38,663
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	70,000	105,883
Bottling Group LLC
5.125%, 01/15/2019	45,000	52,559
Cargill, Inc.
4.307%, 05/14/2021 (S)	160,000	169,699
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	173,810
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	1,000	1,125
Constellation Brands, Inc.
7.250%, 05/15/2017	60,000	67,950
CVS Caremark Corp.
6.125%, 08/15/2016	110,000	128,984
6.250%, 06/01/2027	65,000	77,612
6.600%, 03/15/2019	100,000	123,319
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,517
General Mills, Inc.
5.250%, 08/15/2013	160,000	169,791
Kraft Foods, Inc.
6.500%, 02/09/2040	55,000	67,478
6.875%, 01/26/2039	90,000	112,517
Lorillard Tobacco Company
8.125%, 06/23/2019	36,000	44,685
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	153,184
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	200,000	221,423
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	47,942
SABMiller Holdings, Inc.
3.750%, 01/15/2022 (S)	300,000	305,084
Smithfield Foods, Inc.
10.000%, 07/15/2014	20,000	23,400
The Coca-Cola Company
1.800%, 09/01/2016	144,000	147,031
The Kroger Company
6.200%, 06/15/2012	50,000	50,531
6.750%, 04/15/2012	160,000	160,292
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	325,000	413,104

		3,302,333
Energy - 0.9%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	190,000	219,341
BP Capital Markets PLC
4.750%, 03/10/2019	20,000	22,640
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	33,738
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	20,650
ConocoPhillips
5.900%, 05/15/2038	245,000	303,289
Consol Energy, Inc.
8.000%, 04/01/2017	5,000	5,213
8.250%, 04/01/2020	10,000	10,450
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	35,000	35,175
El Paso Corp.
6.500%, 09/15/2020	40,000	44,025

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp. (continued)
7.000%, 06/15/2017	$105,000	$116,896
Energy Transfer Equity LP
7.500%, 10/15/2020	70,000	77,700
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	30,000	31,800
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	30,000	30,075
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	100,000	119,113
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	58,369
Newfield Exploration Company
5.750%, 01/30/2022	10,000	10,475
6.875%, 02/01/2020	25,000	26,188
7.125%, 05/15/2018	30,000	31,575
Nexen, Inc.
6.200%, 07/30/2019	100,000	116,019
7.500%, 07/30/2039	20,000	24,490
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	192,997
Peabody Energy Corp.
6.500%, 09/15/2020	91,000	91,000
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	295,999
6.750%, 01/27/2041	76,000	87,889
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	28,576
6.875%, 05/01/2018	10,000	11,759
Plains All American Pipeline LP
5.750%, 01/15/2020	70,000	80,012
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,250
6.750%, 08/01/2020	20,000	21,700
7.500%, 10/01/2017	10,000	10,525
Statoil ASA
3.125%, 08/17/2017	100,000	107,245
Transocean, Inc.
4.950%, 11/15/2015	150,000	160,389

		2,430,562
Financials - 5.3%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	75,000	87,886
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	30,000	34,352
AMB Property LP
6.125%, 12/01/2016	155,000	170,404
American Express Centurion Bank
6.000%, 09/13/2017	250,000	292,494
American Express Credit Corp.
7.300%, 08/20/2013	100,000	108,205
American International Group, Inc.
3.800%, 03/22/2017	140,000	141,726
4.875%, 09/15/2016	125,000	132,194
5.450%, 05/18/2017	100,000	107,480
Bank of America Corp.
5.625%, 07/01/2020	165,000	171,961
5.650%, 05/01/2018	230,000	245,462
5.700%, 01/24/2022	150,000	158,728
5.750%, 12/01/2017	210,000	225,169
5.875%, 01/05/2021	100,000	105,748
6.000%, 09/01/2017	110,000	119,780
7.625%, 06/01/2019	50,000	57,640

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC
6.050%, 12/04/2017 (S)	$200,000	$205,598
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	76,459
7.500%, 05/15/2015	125,000	139,014
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	247,253
7.375%, 05/23/2014	45,000	49,810
CIT Group, Inc.
5.250%, 03/15/2018	31,000	31,620
7.000%, 05/04/2015 (S)	30,000	30,036
Citigroup, Inc.
4.450%, 01/10/2017	70,000	73,310
5.000%, 09/15/2014	70,000	72,487
6.125%, 11/21/2017 to 08/25/2036	480,000	510,706
6.500%, 08/19/2013	245,000	259,177
6.875%, 03/05/2038	25,000	28,787
8.500%, 05/22/2019	125,000	154,067
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	27,000
Discover Financial Services
6.450%, 06/12/2017	140,000	156,426
Duke Realty LP
6.750%, 03/15/2020	65,000	75,990
DuPont Fabros Technology LP
8.500%, 12/15/2017	30,000	33,000
Equity One, Inc.
6.000%, 09/15/2017	80,000	86,230
ERP Operating LP
5.250%, 09/15/2014	125,000	135,366
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	22,034
Fifth Third Bancorp
3.625%, 01/25/2016	120,000	126,360
General Electric Capital Corp.
4.650%, 10/17/2021	155,000	164,906
5.300%, 02/11/2021	215,000	232,770
5.625%, 05/01/2018	75,000	86,909
5.875%, 01/14/2038	145,000	158,928
6.750%, 03/15/2032	90,000	107,263
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	75,000	80,063
HCP, Inc.
3.750%, 02/01/2016 to 02/01/2019	45,000	45,280
5.650%, 12/15/2013	185,000	196,264
6.000%, 01/30/2017	35,000	38,887
Health Care REIT, Inc.
5.250%, 01/15/2022	166,000	173,571
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	31,800
6.375%, 03/15/2015	15,000	15,263
6.750%, 06/01/2016	25,000	25,750
HSBC Holdings PLC
4.000%, 03/30/2022	75,000	74,443
5.100%, 04/05/2021	320,000	345,814
6.800%, 06/01/2038	100,000	114,195
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,525
6.375%, 03/25/2013	38,000	39,045
JPMorgan Chase & Company
4.350%, 08/15/2021	160,000	163,415
6.000%, 01/15/2018	295,000	341,174
6.125%, 06/27/2017	100,000	114,098

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
6.400%, 05/15/2038	$250,000	$296,439
Kemper Corp.
6.000%, 05/15/2017	10,000	10,665
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	140,256
Lazard Group LLC
6.850%, 06/15/2017	200,000	219,828
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	250,000	263,478
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	128,139
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	141,533
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	59,966
6.875%, 04/25/2018	165,000	183,385
MetLife, Inc.
5.000%, 06/15/2015	150,000	165,900
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	336,683
5.125%, 04/10/2013 (S)	25,000	26,132
Morgan Stanley
4.750%, 03/22/2017	245,000	245,028
6.000%, 04/28/2015	100,000	104,668
6.625%, 04/01/2018	400,000	421,102
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	150,000	189,524
PNC Funding Corp.
5.625%, 02/01/2017	300,000	334,731
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	25,000	24,313
Realty Income Corp.
6.750%, 08/15/2019	130,000	150,152
SLM Corp.
6.000%, 01/25/2017	20,000	20,596
6.250%, 01/25/2016	215,000	223,562
7.250%, 01/25/2022	10,000	10,445
8.450%, 06/15/2018	35,000	39,025
SunTrust Banks, Inc.
3.600%, 04/15/2016	140,000	144,634
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	275,000	281,930
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	133,867
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	170,000	168,225
5.375%, 03/15/2020	30,000	30,488
5.750%, 01/24/2022	225,000	231,380
6.150%, 04/01/2018	145,000	156,362
6.750%, 10/01/2037	155,000	151,067
7.500%, 02/15/2019	110,000	125,645
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	166,261
UDR, Inc.
6.050%, 06/01/2013	60,000	62,709
Ventas Realty LP
4.750%, 06/01/2021	115,000	115,988
Wachovia Corp.
5.750%, 06/15/2017	155,000	178,529
WEA Finance LLC
7.500%, 06/02/2014 (S)	100,000	110,424
Wells Fargo & Company
3.500%, 03/08/2022	65,000	63,964

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.676%, 06/15/2016	$325,000	$347,004
4.950%, 10/16/2013	240,000	253,135

		13,737,484
Health Care - 0.9%
AmerisourceBergen Corp.
5.875%, 09/15/2015	75,000	85,830
Amgen, Inc.
3.450%, 10/01/2020	100,000	100,051
3.875%, 11/15/2021	170,000	174,002
6.900%, 06/01/2038	100,000	121,941
Cigna Corp.
4.000%, 02/15/2022	180,000	183,123
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	275,000	278,389
Express Scripts, Inc.
3.125%, 05/15/2016	80,000	83,288
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,288
HCA, Inc.
6.500%, 02/15/2020	40,000	42,000
7.250%, 09/15/2020	5,000	5,444
8.500%, 04/15/2019	55,000	61,119
McKesson Corp.
7.500%, 02/15/2019	5,000	6,335
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	71,845
Merck & Company, Inc.
3.875%, 01/15/2021	150,000	164,639
4.000%, 06/30/2015	125,000	137,273
Pfizer, Inc.
6.200%, 03/15/2019	170,000	212,676
7.200%, 03/15/2039	50,000	72,030
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	182,871
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)	50,000	51,625
8.875%, 07/01/2019	40,000	44,800
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	42,400
UnitedHealth Group, Inc.
2.875%, 03/15/2022	190,000	185,835
WellPoint, Inc.
4.350%, 08/15/2020	35,000	37,871
7.000%, 02/15/2019	30,000	37,239

		2,399,914
Industrials - 0.4%
BE Aerospace, Inc.
5.250%, 04/01/2022	20,000	20,200
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	22,000
7.750%, 03/15/2020 (S)	25,000	27,875
Burlington Northern Santa Fe LLC
3.050%, 03/15/2022	35,000	34,399
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	93,000
CNH America LLC
7.250%, 01/15/2016	15,000	16,463
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	38,152	40,536

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	$39,341	$41,159
Crown Americas LLC
7.625%, 05/15/2017	35,000	37,669
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,413
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	235,000	269,630
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,525
GATX Corp.
4.750%, 05/15/2015	65,000	69,644
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	32,138
International Lease Finance Corp.
5.750%, 05/15/2016	60,000	59,922
6.750%, 09/01/2016 (S)	10,000	10,713
7.125%, 09/01/2018 (S)	135,000	147,150
Masco Corp.
6.500%, 08/15/2032	15,000	14,092
7.125%, 03/15/2020	35,000	37,406
7.750%, 08/01/2029	20,000	20,587
Navistar International Corp.
8.250%, 11/01/2021	13,000	14,170
Textron, Inc.
7.250%, 10/01/2019	60,000	68,862
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	14,516	14,734
Waste Management, Inc.
6.375%, 03/11/2015	60,000	68,508

		1,181,795
Information Technology - 0.3%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	10,000	10,500
Avnet, Inc.
6.625%, 09/15/2016	75,000	84,979
Equinix, Inc.
8.125%, 03/01/2018	20,000	22,000
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	35,000	34,475
Hewlett-Packard Company
3.000%, 09/15/2016	350,000	359,446
3.300%, 12/09/2016	150,000	156,028
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	15,000	15,675
International Business Machines Corp.
1.950%, 07/22/2016	140,000	143,633
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,250
Seagate HDD Cayman
6.875%, 05/01/2020	55,000	58,506
7.000%, 11/01/2021 (S)	25,000	26,875

		917,367
Materials - 0.4%
Agrium, Inc.
7.125%, 05/23/2036	85,000	106,061
ArcelorMittal
4.500%, 02/25/2017	70,000	70,190
5.500%, 03/01/2021	40,000	39,245
6.125%, 06/01/2018	75,000	78,783

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ball Corp.
5.000%, 03/15/2022	$10,000	$10,025
6.750%, 09/15/2020	30,000	32,850
7.125%, 09/01/2016	5,000	5,450
CF Industries, Inc.
7.125%, 05/01/2020	15,000	17,869
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,300
Crown Americas LLC
6.250%, 02/01/2021	10,000	10,750
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	5,000	5,579
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	50,625
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	125,000	153,995
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	55,000	54,725
The Dow Chemical Company
4.250%, 11/15/2020	125,000	130,751
5.900%, 02/15/2015	150,000	168,854
Vale Canada, Ltd.
5.700%, 10/15/2015	60,000	66,222

		1,007,274
Telecommunication Services - 0.8%
AT&T, Inc.
3.875%, 08/15/2021	190,000	200,884
5.500%, 02/01/2018	160,000	188,455
6.300%, 01/15/2038	160,000	187,508
CenturyLink, Inc.
5.800%, 03/15/2022	75,000	73,211
Cricket Communications, Inc.
7.750%, 05/15/2016	75,000	79,125
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	100,000	137,147
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	4,788
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,025
8.250%, 04/15/2017	10,000	10,750
Qwest Communications International, Inc.
7.125%, 04/01/2018	20,000	21,349
8.000%, 10/01/2015	20,000	21,350
Qwest Corp.
8.375%, 05/01/2016	55,000	65,709
SBA Telecommunications, Inc.
8.250%, 08/15/2019	15,000	16,538
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	15,000	15,225
9.000%, 11/15/2018 (S)	15,000	16,463
Telecom Italia Capital SA
5.250%, 11/15/2013	150,000	154,125
6.000%, 09/30/2034	25,000	22,000
Telefonica Emisiones SAU
3.992%, 02/16/2016	80,000	79,614
5.134%, 04/27/2020	75,000	71,709
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	57,417
8.750%, 11/01/2018	285,000	386,650
8.950%, 03/01/2039	25,000	38,527
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	178,441
Windstream Corp.
7.875%, 11/01/2017	60,000	66,150

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp. (continued)
8.125%, 09/01/2018	$20,000	$21,400

		2,124,560
Utilities - 1.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	25,375
7.000%, 05/20/2022	5,000	5,100
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,225
Calpine Corp.
7.500%, 02/15/2021	35,000	37,363
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	64,649
6.500%, 07/15/2012	40,000	40,673
CenterPoint Energy Houston Electric LLC,
Series U
7.000%, 03/01/2014	45,000	49,925
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	23,156
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	82,334
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	270,000	295,515
Commonwealth Edison Company
4.000%, 08/01/2020	20,000	21,581
5.950%, 08/15/2016	150,000	176,859
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	85,683
7.000%, 06/15/2038	65,000	87,820
DPL, Inc.
7.250%, 10/15/2021 (S)	40,000	44,400
Duke Energy Corp.
5.650%, 06/15/2013	160,000	168,964
Edison International
3.750%, 09/15/2017	85,000	89,153
Ferrellgas LP
6.500%, 05/01/2021	26,000	23,465
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	122,816
Georgia Power Company
5.250%, 12/15/2015	100,000	113,994
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,450
MidAmerican Energy Company
5.125%, 01/15/2013	100,000	103,570
Nevada Power Company
6.500%, 08/01/2018	70,000	86,160
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	87,827
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,600
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	70,000	88,634
Progress Energy Inc.
7.000%, 10/30/2031	50,000	63,383
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	166,011
Sempra Energy
6.000%, 10/15/2039	75,000	89,786
6.500%, 06/01/2016	115,000	135,915
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	81,072
Southern California Edison Company
6.000%, 01/15/2034	120,000	149,356

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
The AES Corp.
8.000%, 06/01/2020	$60,000	$68,850
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	17,728
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	72,789

		2,806,181

TOTAL CORPORATE BONDS (Cost $32,746,698)		$34,778,717

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	$75,000	$101,776
BankAmerica Capital II
8.000%, 12/15/2026	5,000	5,050
NB Capital Trust IV
8.250%, 04/15/2027	55,000	56,100

		162,926

TOTAL CAPITAL PREFERRED SECURITIES (Cost $145,183)		$162,926

Municipal Bonds - 1.0%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	150,000	193,104
City of Chicago (Illinois)
6.845%, 01/01/2038	155,000	170,667
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	113,631
Irvine Ranch Water District Joint Powers
Agency (California)
2.605%, 03/15/2014	130,000	135,044
Los Angeles Unified School District
(California)
5.750%, 07/01/2034	150,000	172,416
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	49,735
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	148,952
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	142,631
New York State Thruway Authority
5.883%, 04/01/2030	185,000	224,318
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	199,570
Ohio State University
4.800%, 06/01/2111	31,000	31,321
Port Authority of New York & New Jersey
(New York)
6.040%, 12/01/2029	45,000	54,745
State of California
7.300%, 10/01/2039	175,000	219,100
7.550%, 04/01/2039	150,000	192,737
7.600%, 11/01/2040	30,000	38,814
State of Illinois
5.665%, 03/01/2018	235,000	257,182
5.877%, 03/01/2019	155,000	170,336
University of California
5.770%, 05/15/2043	85,000	99,944
University of Missouri
5.960%, 11/01/2039	110,000	138,287

TOTAL MUNICIPAL BONDS (Cost $2,318,548)		$2,752,534

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.6%
Commercial & Residential - 0.6%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	$50,000	$53,229
Bear Stearns Commercial Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	215,000	241,661
Series 2006-PW11, Class A4,
5.620%, 03/11/2039 (P)	225,000	252,022
Series 2006-PW12, Class A4,
5.902%, 09/11/2038 (P)	255,000	289,409
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	144,584
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4
5.419%, 02/15/2039 (P)	210,000	235,079
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	70,000	74,621
Morgan Stanley Capital I, Series 2005-T17,
Class A5 4.780%, 12/13/2041	300,000	322,612

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,406,596)		$1,613,217

ASSET BACKED SECURITIES - 0.5%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	260,000	261,621
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	125,000	126,680
Avis Budget Rental Car Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	235,000	242,223
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	110,000	112,748
CenterPoint Energy Transition
Bond Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	2,242	2,276
Series 2005-A, Class A,
5.170%, 08/01/2019	28,000	32,125
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	100,000	100,060
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	174,827
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	158,323
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B 2.350%, 11/16/2015	185,000	186,849
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	35,000	35,063

TOTAL ASSET BACKED SECURITIES (Cost $1,413,468)		$1,432,795

INVESTMENT COMPANIES - 0.1%
Financials - 0.1%
iShares Russell 2000 Growth Index Fund	3,400	$324,292

TOTAL INVESTMENT COMPANIES (Cost $321,714)		$324,292

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,492,672	14,939,561

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,939,465)		$14,939,561

SHORT-TERM INVESTMENTS - 8.8%
Repurchase Agreement - 8.8%
Bank of America Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.1200% to
be repurchased at $22,900,229 on
04/02/2012, collateralized by $6,890,653
Federal National Mortgage Association,
0.000% due 11/15/2013-07/15/2031 (valued
at 6,890,653, including interest), $4,048,595
Federal Home Loan Mortgage Corp.,
0.000% due 03/15/2016-01/15/2023 (valued
at $4,048,954, including interest),
$1,470,055 Federal Home Loan Bank,
0.000% due 11/01/2012-12/20/2012 (valued
at $1,470,055, including interest),
$2,683,658 Federal National Mortgage
Association, 0.500%-7.250%, due
08/07/2013-05/15/2030, $2,559,295 Federal
Home Loan Mortgage Corp., 0.500%-
5.750% due 04/03/2012-06/27/2016 (valued
at $2,575,010, including interest),
$3,800,719 Federal Home Loan Bank
1.625%-5.375% due 11/15/2012-06/15-2013
(valued at $3,831,401, including interest),
and $1,836,762 Federal Farm Credit Bank
0.850%-3.550% due 07/02/2012-03/25/2013
(valued at 1,845,227, including interest)	$22,900,000	$22,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $22,900,000)		$22,900,000

Total Investments (Core Allocation Plus Trust)
(Cost $257,980,824) - 105.9%		$276,179,676
Other assets and liabilities, net - (5.9%)		(15,481,374)

TOTAL NET ASSETS - 100.0%		$260,698,302

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 75.5%
John Hancock Variable Insurance Trust (G) - 75.5%
500 Index, Series NAV (John Hancock) (A)(2)	3,700,756	$45,001,192
Alpha Opportunities, Series NAV (Wellington)	755,283	10,543,754
Balanced, Series NAV (T. Rowe Price)	2,951,984	52,456,757
Blue Chip Growth, Series NAV (T. Rowe Price)	371,123	9,040,568
Emerging Markets Value, Series NAV (DFA)	344,058	3,925,700
Equity-Income, Series NAV (T. Rowe Price)	843,927	12,650,464
Fundamental Value, Series NAV (Davis)	694,306	10,525,684
International Core, Series NAV (GMO)	696,784	6,466,152
International Index, Series NAV
(John Hancock) (A)(2)	814,922	13,177,283
International Value, Series NAV (Franklin)	635,054	7,233,261
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	227,151	4,313,598
Mid Cap Stock, Series NAV (Wellington)	159,112	2,458,284

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Mid Value, Series NAV (T. Rowe Price)	210,285	$2,451,919
Small Cap Growth, Series NAV (Wellington)	126,088	1,375,619
Small Cap Index, Series NAV
(John Hancock) (A)(2)	292,845	4,328,248
Small Cap Opportunities,
Series NAV (DFA/Invesco)	72,625	1,530,209
Small Cap Value, Series NAV (Wellington)	73,683	1,529,662
Fixed Income - 24.5%
John Hancock Variable Insurance Trust (G) - 24.5%
Bond, Series NAV (John Hancock) (A)	2,054,521	28,455,122
Total Bond Market A,
Series NAV (Declaration) (A)	2,286,961	32,772,158

		250,235,634

TOTAL INVESTMENT COMPANIES (Cost $235,306,836)		$250,235,634

Total Investments (Core Balanced Trust)
(Cost $235,306,836) - 100.0%		$250,235,634
Other assets and liabilities, net - 0.0%		(83,450)

TOTAL NET ASSETS - 100.0%		$250,152,184

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.3%
Affiliated Investment Companies - 100.3%
Equity - 51.8%
John Hancock Variable Insurance Trust (G) - 51.8%
500 Index, Series NAV (John Hancock) (A)(2)	100,663	$1,224,068
International Index, Series NAV
(John Hancock) (A)(2)	30,237	488,936
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	10,585	201,017
Small Cap Index, Series NAV
(John Hancock) (A)(2)	5,356	79,159
Fixed Income - 48.5%
John Hancock Variable Insurance Trust (G) - 48.5%
Total Bond Market A,
Series NAV (Declaration) (A)	130,214	1,865,973

		3,859,153

TOTAL INVESTMENT COMPANIES (Cost $3,477,491)		$3,859,153

Total Investments (Core Balanced Strategy Trust)
(Cost $3,477,491) - 100.3%		$3,859,153
Other assets and liabilities, net - (0.3%)		(11,766)

TOTAL NET ASSETS - 100.0%		$3,847,387

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 58.9%
U.S. Government - 22.9%
U.S. Treasury Bonds
3.125%, 11/15/2041 to 02/15/2042	$12,207,000	$11,659,742
3.750%, 08/15/2041	10,087,000	10,865,595
4.250%, 11/15/2040	5,471,000	6,419,879
4.375%, 05/15/2041	10,150,000	12,157,792
4.500%, 02/15/2036	12,738,000	15,504,541
U.S. Treasury Notes
0.250%, 02/28/2014 to 02/15/2015	4,316,000	4,304,882
0.375%, 03/15/2015	36,003,000	35,865,181
0.875%, 12/31/2016 to 02/28/2017	13,247,000	13,154,178
1.000%, 08/31/2016 to 03/31/2017	81,478,000	81,503,975
1.375%, 02/28/2019 (L)	7,378,000	7,270,215
2.000%, 02/15/2022	47,923,000	46,979,492
2.125%, 08/15/2021	4,359,000	4,353,551
2.375%, 02/28/2015	18,504,000	19,487,025
2.625%, 12/31/2014	5,685,000	6,013,218
3.000%, 09/30/2016	15,511,000	16,916,684
3.125%, 10/31/2016	54,111,000	59,353,003
3.250%, 03/31/2017	7,924,000	8,770,878
3.375%, 11/15/2019	9,281,000	10,357,021
3.500%, 05/15/2020	4,773,000	5,366,642
4.500%, 02/15/2016	9,681,000	11,061,298
5.125%, 05/15/2016	13,700,000	16,088,938

		403,453,730
U.S. Government Agency - 36.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA	13,500,000	13,881,737
3.500%, 01/01/2032 to 04/01/2032	18,534,896	19,205,095
4.000%, TBA	12,700,000	13,249,975
4.000%, 11/01/2031 to 06/15/2042	32,897,129	34,555,112
4.500%, TBA	2,800,000	2,965,724
4.500%, 12/01/2040 to 03/15/2042	41,024,525	44,460,880
5.000%, 09/01/2033 to 08/01/2041	47,425,906	52,116,210
5.500%, 10/01/2039 to 12/15/2039	14,674,493	16,035,364
5.580%, 08/01/2039 (P)	2,664,660	2,872,114
5.609%, 10/01/2038 (P)	340,478	368,625
5.682%, 03/01/2036 (P)	354,803	386,015
5.690%, 03/01/2036 (P)	491,631	534,879
5.770%, 07/01/2038 (P)	4,881,665	5,272,007
5.794%, 01/01/2037 (P)	1,495,445	1,626,997
5.816%, 11/01/2038 (P)	408,617	444,563
5.820%, 07/01/2037 (P)	2,030,936	2,196,962
5.832%, 11/01/2037 (P)	77,142	83,197
5.899%, 05/01/2037 (P)	653,208	710,670
5.927%, 06/01/2036 (P)	1,207,664	1,313,901
5.941%, 03/01/2037 (P)	168,692	182,725
5.968%, 01/01/2037 (P)	441,126	479,931
5.985%, 06/01/2038 (P)	2,664,463	2,898,853
5.996%, 10/01/2037 (P)	1,665,949	1,812,500
6.000%, 03/01/2034 to 10/01/2038	9,284,924	10,354,902
6.138%, 06/01/2037 (P)	174,300	189,633
7.000%, 07/25/2043	842,129	962,250
Federal National Mortgage Association
Zero Coupon 10/09/2019 (Z)	7,050,000	5,449,897
2.500%, TBA	13,900,000	14,085,267
3.000%, TBA	38,300,000	39,518,944
3.500%, TBA	16,800,000	17,256,537
3.500%, 01/01/2032 to 04/01/2032	16,920,091	17,602,068
4.000%, 01/01/2032 to 04/01/2032	6,752,998	7,118,942
4.500%, TBA	15,900,000	16,908,394
4.500%, 07/01/2041 to 02/01/2042	18,801,975	20,253,453
5.000%, TBA	7,700,000	8,315,833
5.000%, 03/01/2041 to 09/01/2041	60,642,746	66,763,179

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.469%, 02/01/2039 (P)	$933,740	$1,006,798
5.500%, 09/01/2034 to 08/01/2040	12,235,119	13,462,396
5.729%, 10/01/2037 (P)	299,439	325,781
5.852%, 09/01/2037 (P)	2,270,539	2,470,275
5.858%, 10/01/2037 (P)	1,363,040	1,482,945
5.866%, 02/01/2037 (P)	192,858	209,823
5.899%, 01/01/2037 (P)	141,816	154,291
5.912%, 07/01/2037 (P)	642,901	697,393
5.914%, 04/01/2037 (P)	247,924	269,733
5.924%, 03/01/2037 (P)	364,999	397,107
5.941%, 01/01/2037 (P)	256,033	278,555
5.971%, 12/01/2036 to 09/01/2037 (P)	361,906	393,167
6.000%, TBA	15,300,000	16,829,475
6.000%, 03/01/2034 to 10/01/2038	87,916,340	98,084,728
6.016%, 10/01/2037 (P)	153,906	166,774
6.057%, 07/01/2037 (P)	296,860	322,974
6.097%, 11/01/2037 (P)	313,076	337,353
6.112%, 09/01/2037 (P)	171,988	187,117
6.268%, 09/01/2037 (P)	1,782,301	1,952,037
6.320%, 10/01/2036 (P)	208,975	227,359
6.329%, 07/01/2037 (P)	97,581	106,331
6.500%, 10/01/2036	3,259,049	3,649,157
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	4,082,807	4,284,198
3.500%, TBA	19,600,000	20,293,862
3.500%, 12/20/2040 to 03/20/2041	3,855,970	4,025,311
3.500%, 05/20/2041 to 10/20/2041 (P)	11,092,295	11,739,701
6.000%, 01/15/2040	8,984,426	10,144,918

		635,932,894

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,034,173,181)		$1,039,386,624

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Canada - 0.1%
Province of Quebec
2.750%, 08/25/2021	1,870,000	1,876,446
Mexico - 0.2%
Government of Mexico
4.750%, 03/08/2044	2,328,000	2,282,371
5.750%, 10/12/2110	1,856,000	1,907,040

		4,189,411
Poland - 0.1%
Republic of Poland
5.000%, 03/23/2022	1,255,000	1,322,795
Qatar - 0.2%
Government of Qatar
3.125%, 01/20/2017 (S)	2,145,000	2,187,900
5.750%, 01/20/2042 (S)	920,000	994,704

		3,182,604
Russia - 0.1%
Russian Foreign Bond - Eurobond
4.500%, 04/04/2022 (S)	2,400,000	2,392,800
South Korea - 0.2%
Korea Development Bank
3.250%, 03/09/2016	1,146,000	1,159,633
3.500%, 08/22/2017	470,000	477,446

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Korea Development Bank (continued)
3.875%, 05/04/2017	$2,160,000	$2,235,347

		3,872,426
Sweden - 0.3%
Svensk Exportkredit AB
3.250%, 09/16/2014	4,755,000	4,991,091

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,362,591)		$21,827,573

CORPORATE BONDS - 22.1%
Consumer Discretionary - 1.8%
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	3,528,000	3,782,743
Daimler Finance North America LLC
1.875%, 09/15/2014 (S)	5,085,000	5,157,405
3.875%, 09/15/2021 (S)	690,000	705,460
DIRECTV Holdings LLC
2.400%, 03/15/2017 (S)	3,720,000	3,686,137
5.150%, 03/15/2042 (S)	1,865,000	1,811,146
Ford Motor Credit Company LLC
5.875%, 08/02/2021	2,085,000	2,248,049
NBCUniversal Media LLC
2.875%, 04/01/2016	670,000	696,123
4.375%, 04/01/2021	1,073,000	1,148,909
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	2,017,000	2,271,988
The Gap, Inc. 5.950%, 04/12/2021	1,974,000	1,991,367
Thomson Reuters Corp. 5.950%, 07/15/2013	1,610,000	1,707,667
Time Warner Cable, Inc. 5.500%, 09/01/2041	1,929,000	2,014,401
University of Pennsylvania
4.674%, 09/01/2112	1,390,000	1,368,225
Wyndham Worldwide Corp.
2.950%, 03/01/2017	1,120,000	1,110,025
4.250%, 03/01/2022	2,520,000	2,469,431

		32,169,076
Consumer Staples - 1.2%
Kraft Foods, Inc. 6.500%, 02/09/2040	1,455,000	1,785,089
PepsiCo, Inc. 2.500%, 05/10/2016	2,115,000	2,211,078
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	3,776,000	3,828,755
5.500%, 01/15/2042 (S)	1,558,000	1,561,485
5.750%, 04/07/2021 (S)	3,708,000	4,105,175
SABMiller Holdings, Inc.
3.750%, 01/15/2022 (S)	1,940,000	1,972,875
The Coca-Cola Company 1.800%, 09/01/2016	3,415,000	3,486,879
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	1,400,000	1,688,989

		20,640,325
Energy - 2.9%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	570,000	677,125
BG Energy Capital PLC
4.000%, 10/15/2021 (S)	975,000	1,016,378
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (S)	2,470,000	2,465,181
DCP Midstream Operating LP
4.950%, 04/01/2022	2,235,000	2,239,575
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	1,625,000	1,682,585
7.500%, 11/15/2040	1,415,000	1,667,563
Energen Corp. 4.625%, 09/01/2021	2,240,000	2,231,802

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
5.200%, 02/01/2022	$985,000	$1,030,076
6.500%, 02/01/2042	995,000	1,045,514
9.000%, 04/15/2019	337,000	417,812
Husky Energy, Inc. 7.250%, 12/15/2019	707,000	871,436
Kerr-McGee Corp. 6.950%, 07/01/2024	3,510,000	4,237,374
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	3,020,000	2,988,722
Marathon Petroleum Corp.
6.500%, 03/01/2041	1,905,000	2,052,062
Petrobras International Finance Company
2.875%, 02/06/2015	1,875,000	1,923,902
3.500%, 02/06/2017	5,165,000	5,292,787
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	1,864,000	1,957,200
6.500%, 06/02/2041 (S)	380,000	427,500
Phillips 66
1.950%, 03/05/2015 (S)	945,000	951,537
2.950%, 05/01/2017 (S)	3,015,000	3,063,731
5.875%, 05/01/2042 (S)	1,050,000	1,072,432
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	2,125,000	2,113,145
Talisman Energy, Inc. 7.750%, 06/01/2019	1,450,000	1,774,027
Transocean, Inc.
5.050%, 12/15/2016	3,765,000	4,031,193
7.350%, 12/15/2041	1,345,000	1,585,834
Western Gas Partners LP 5.375%, 06/01/2021	2,030,000	2,176,160

		50,992,653
Financials - 10.1%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	4,597,000	4,804,803
American Express Credit Corp.
2.375%, 03/24/2017	4,660,000	4,666,081
American International Group, Inc.
5.850%, 01/16/2018	395,000	429,459
6.400%, 12/15/2020	1,035,000	1,170,942
Bank of America Corp.
3.875%, 03/22/2017	1,399,000	1,406,401
5.700%, 01/24/2022	3,230,000	3,417,938
5.875%, 02/07/2042	950,000	942,116
6.000%, 09/01/2017	2,490,000	2,711,378
Berkshire Hathaway, Inc.
1.900%, 01/31/2017	490,000	495,492
3.400%, 01/31/2022	4,811,000	4,853,751
Boston Properties LP 3.700%, 11/15/2018	1,585,000	1,638,842
Citigroup Funding, Inc. 1.875%, 10/22/2012	3,690,000	3,724,081
Citigroup, Inc.
2.650%, 03/02/2015	4,675,000	4,674,149
4.450%, 01/10/2017	3,625,000	3,796,394
Commonwealth Bank of Australia
1.950%, 03/16/2015	4,520,000	4,550,279
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.375%, 01/19/2017	4,305,000	4,400,196
3.875%, 02/08/2022	1,435,000	1,387,189
5.250%, 05/24/2041	984,000	1,002,592
Corp Nacional del Cobre de Chile
3.875%, 11/03/2021 (S)	2,035,000	2,077,477
Credit Suisse AG 1.625%, 03/06/2015 (S)	6,440,000	6,424,702
European Investment Bank
1.125%, 04/15/2015	6,070,000	6,111,452
General Electric Capital Corp.
6.875%, 01/10/2039	3,009,000	3,705,367

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	$990,000	$988,285
Hartford Financial Services Group, Inc.
6.100%, 10/01/2041	1,295,000	1,249,736
HCP, Inc.
3.750%, 02/01/2019	3,315,000	3,294,510
5.650%, 12/15/2013	2,945,000	3,124,318
Health Care REIT, Inc. 6.500%, 03/15/2041	712,000	739,163
HSBC Holdings PLC
4.000%, 03/30/2022	2,030,000	2,014,914
6.800%, 06/01/2038	1,516,000	1,731,192
HSBC USA, Inc. 2.375%, 02/13/2015	6,745,000	6,791,250
Inter-American Development Bank
3.875%, 10/28/2041	2,734,000	2,714,498
IPIC GMTN Ltd. 5.500%, 03/01/2022 (S)	1,215,000	1,249,931
JPMorgan Chase & Company
4.650%, 06/01/2014	6,980,000	7,440,184
5.400%, 01/06/2042	1,425,000	1,508,273
5.600%, 07/15/2041	1,345,000	1,465,207
Kilroy Realty LP
4.800%, 07/15/2018	2,230,000	2,316,435
5.000%, 11/03/2015	830,000	884,311
6.625%, 06/01/2020	560,000	629,361
Lazard Group LLC
6.850%, 06/15/2017	4,163,000	4,575,728
7.125%, 05/15/2015	3,025,000	3,280,011
Lincoln National Corp. 7.000%, 06/15/2040	280,000	327,914
Lloyds TSB Bank PLC
4.200%, 03/28/2017	1,595,000	1,606,620
6.375%, 01/21/2021	935,000	1,003,291
MetLife, Inc. 5.700%, 06/15/2035	950,000	1,101,879
Morgan Stanley
3.800%, 04/29/2016	870,000	846,709
4.750%, 03/22/2017	940,000	940,107
5.500%, 07/28/2021	3,095,000	3,023,608
Murray Street Investment Trust I
4.647%, 03/09/2017	7,765,000	7,769,061
NIBC Bank NV 2.800%, 12/02/2014 (S)	2,465,000	2,559,040
Nordea Bank AB
2.250%, 03/20/2015 (S)	4,030,000	4,031,543
3.125%, 03/20/2017 (S)	515,000	515,419
4.875%, 05/13/2021 (S)	1,525,000	1,483,610
PNC Funding Corp. 3.300%, 03/08/2022	1,860,000	1,839,304
Protective Life Corp. 8.450%, 10/15/2039	443,000	511,645
Prudential Covered Trust 2012-1
2.997%, 09/30/2015 (S)	3,905,000	3,903,511
Prudential Financial, Inc.
4.750%, 09/17/2015	1,878,000	2,038,586
5.625%, 05/12/2041	1,035,000	1,074,507
5.800%, 11/16/2041	475,000	512,953
Reckson Operating Partnership LP
5.000%, 08/15/2018	615,000	625,790
Schahin II Finance Company, SPV, Ltd.
5.875%, 09/25/2022 (S)	1,040,000	1,042,600
Standard Chartered PLC
3.200%, 05/12/2016 (S)	3,870,000	3,943,929
Svenska Handelsbanken AB
2.875%, 04/04/2017	4,695,000	4,692,394
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	2,753,000	2,831,064
6.000%, 06/15/2020	2,305,000	2,424,551
UBS AG
1.875%, 01/23/2015 (S)	2,730,000	2,749,801
2.250%, 03/30/2017 (S)	2,730,000	2,722,483
US Bank NA 5.920%, 05/25/2012	635,767	640,669

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP 4.250%, 03/01/2022	$3,010,000	$2,923,652
WEA Finance LLC 4.625%, 05/10/2021 (S)	1,120,000	1,132,566
WR Berkley Corp.
4.625%, 03/15/2022	2,015,000	2,007,329
5.375%, 09/15/2020	280,000	293,980

		177,508,503
Health Care - 1.3%
Amgen, Inc.
3.875%, 11/15/2021	490,000	501,534
5.150%, 11/15/2041	545,000	545,461
Boston Scientific Corp. 6.400%, 06/15/2016	2,760,000	3,177,083
Coventry Health Care, Inc.
5.950%, 03/15/2017	3,562,000	4,028,241
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	3,960,000	4,008,803
2.650%, 02/15/2017 (S)	4,465,000	4,514,432
Gilead Sciences, Inc.
4.500%, 04/01/2021	2,025,000	2,144,293
5.650%, 12/01/2041	935,000	995,696
Life Technologies Corp. 5.000%, 01/15/2021	1,929,000	2,087,909
UnitedHealth Group, Inc. 4.375%, 03/15/2042	1,020,000	980,603

		22,984,055
Industrials - 0.4%
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	1,945,000	1,982,813
Hutchison Whampoa International, Ltd.
3.500%, 01/13/2017 (S)	610,000	617,294
4.625%, 01/13/2022 (S)	2,245,000	2,253,973
Koninklijke Philips Electronics NV
3.750%, 03/15/2022	950,000	955,236
Weatherford International, Ltd.
4.500%, 04/15/2022	1,195,000	1,193,267
5.950%, 04/15/2042	695,000	690,072

		7,692,655
Information Technology - 0.2%
Hewlett-Packard Company
2.600%, 09/15/2017	3,035,000	3,032,366
4.050%, 09/15/2022	935,000	930,800

		3,963,166
Materials - 0.6%
ArcelorMittal 6.250%, 02/25/2022	475,000	480,096
Barrick Gold Corp. 3.850%, 04/01/2022 (S)	2,385,000	2,371,051
Teck Resources, Ltd. 6.250%, 07/15/2041	1,091,000	1,180,115
The Dow Chemical Company
5.250%, 11/15/2041	1,415,000	1,456,960
8.550%, 05/15/2019	601,000	787,400
Vale Overseas, Ltd. 4.375%, 01/11/2022	3,285,000	3,298,304

		9,573,926
Telecommunication Services - 1.6%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,401,777
American Tower Corp.
4.500%, 01/15/2018	2,825,000	2,967,473
5.050%, 09/01/2020	827,000	854,246
AT&T, Inc.
0.875%, 02/13/2015	4,210,000	4,185,056
1.600%, 02/15/2017	3,750,000	3,727,845
6.400%, 05/15/2038	950,000	1,124,924
CenturyLink, Inc. 7.650%, 03/15/2042	1,985,000	1,860,749
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	4,220,000	4,175,829

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Deutsche Telekom International
Finance BV (continued)
4.875%, 03/06/2042 (S)	$1,445,000	$1,360,715
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	1,550,000	1,548,555
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	2,162,000	2,222,536
Verizon Communications, Inc.
3.500%, 11/01/2021	765,000	782,326
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,635,000	2,244,291

		28,456,322
Utilities - 2.0%
Ameren Corp. 8.875%, 05/15/2014	2,185,000	2,478,120
Arizona Public Service Company
4.500%, 04/01/2042	2,477,000	2,419,028
CMS Energy Corp.
2.750%, 05/15/2014	1,315,000	1,315,462
5.050%, 03/15/2022	1,370,000	1,378,051
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)	645,000	644,355
Dominion Resources, Inc. 8.875%, 01/15/2019	4,135,000	5,547,958
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	1,865,000	1,829,405
Great Plains Energy Inc 5.292%, 06/15/2022	185,000	197,308
Midamerican Energy Holdings Company
6.500%, 09/15/2037	660,000	822,234
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	2,335,000	2,428,930
Progress Energy, Inc.
3.150%, 04/01/2022	2,140,000	2,090,838
6.850%, 04/15/2012	1,760,000	1,763,307
Puget Sound Energy, Inc. 4.434%, 11/15/2041	655,000	651,761
San Diego Gas & Electric Company
4.300%, 04/01/2042	1,680,000	1,704,427
Sempra Energy 2.300%, 04/01/2017	3,525,000	3,567,092
Southern California Edison Company
4.050%, 03/15/2042	935,000	898,257
Southwestern Electric Power Company
3.550%, 02/15/2022	2,975,000	2,920,635
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	2,160,000	2,850,995

		35,508,163

TOTAL CORPORATE BONDS (Cost $381,395,749)		$389,488,844

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	1,885,000	2,479,548
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,840,000	2,387,290
Los Angeles Department of Water & Power
(California) 6.574%, 07/01/2045	1,110,000	1,469,573
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,330,000	3,202,771
North Texas Tollway Authority
6.718%, 01/01/2049	2,095,000	2,697,417
Ohio State University 4.800%, 06/01/2111	680,000	687,045
State of California 7.600%, 11/01/2040	2,085,000	2,697,573
State of Illinois
5.365%, 03/01/2017	1,070,000	1,162,609
5.665%, 03/01/2018	980,000	1,072,502
5.877%, 03/01/2019	905,000	994,541

TOTAL MUNICIPAL BONDS (Cost $15,333,944)		$18,850,869

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.2%
Commercial & Residential - 7.1%
Americold LLC Trust, Series 2010-ARTA,
Class A1 3.847%, 01/14/2029 (S)	$3,580,624	$3,784,397
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	296,179	302,118
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	679,260
Series 2006-6, Class A4,
5.356%, 10/10/2045	1,834,000	2,025,446
Series 2007-1 A2,
5.381%, 01/15/2049	310,122	309,791
Series 2006-5, Class A4,
5.414%, 09/10/2047	3,732,000	4,139,665
Series 2006-2, Class A4,
5.731%, 05/10/2045 (P)	3,424,000	3,890,010
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	237,306
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	42,675	42,957
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	590,845	591,590
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2,
3.061%, 12/15/2047	2,398,000	2,490,081
Series 2011-C2, Class A4,
3.834%, 12/15/2047	1,713,000	1,774,360
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.225%, 07/15/2044 (P)	1,704,000	1,829,675
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	3,291,000	3,299,507
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,383,190
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C3, Class AM,
4.730%, 07/15/2037	1,508,000	1,596,921
Series 2005-C1, Class A3,
4.813%, 02/15/2038	975,231	1,005,153
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,471,627
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,479,000	1,531,374
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	164,319	164,443
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	1,475,000	1,624,999
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,958,000	2,159,089
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	5,907,368	6,221,959
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	4,850,238	4,894,909
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	1,695,000	1,730,083

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GMAC Commercial Mortgage
Securities, Inc. (continued)
Series 2001-C2, Class A2,
6.700%, 04/15/2034	$5,902	$5,895
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	336,033
Greenwich Capital Commercial Funding Corp.
Series 2002-C1, Class A4,
4.948%, 01/11/2035	2,367,552	2,397,379
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,393,000	5,876,288
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	4,477,000	4,925,564
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4
4.761%, 07/10/2039	774,000	825,278
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,507,637	4,806,525
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,192,948	1,212,009
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	6,257,289	6,603,874
Series 2011-C5 A3,
4.171%, 08/15/2046	1,351,000	1,451,093
Series 2003-C1, Class A1,
4.275%, 01/12/2037	115,373	115,373
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	4,101,000	4,302,872
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	225,360	227,336
Series 2002-C2, Class A2,
5.050%, 12/12/2034	1,292,201	1,311,668
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,007,000	4,269,731
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	773,920	807,974
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	732,406
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	870,000	952,700
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	844,000	964,546
Series 2007-LD11, Class A4,
5.816%, 06/15/2049 (P)	3,967,000	4,347,237
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,644,000	1,843,208
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	873,891
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.927%, 07/15/2044 (P)	826,000	885,755
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	476,498	490,463
Series 2005-C2, Class A4,
4.998%, 04/15/2030	2,702,546	2,783,112
Series 2002-C2, Class A4,
5.594%, 06/15/2031	93,400	93,476
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	5,013,000	5,677,784

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	$721,000	$759,778
Morgan Stanley Capital I
Series 2011-C3 A2,
3.224%, 07/15/2049	1,848,000	1,951,835
Series 2012-C4, Class A4,
3.244%, 03/15/2045	4,620,000	4,658,400
Series 2011-C3 A4,
4.118%, 07/15/2049	926,000	990,871
Series 2004-T13, Class A3,
4.390%, 09/13/2045	525,071	534,481
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	182,479	183,112
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	824,108
Series 2001, Class A4,
6.390%, 07/15/2033	108,157	108,098
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.352%, 02/25/2047 (P)	26,369	21,826
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
6.831%, 03/15/2030 (P)	3,120,000	3,244,894
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	442,686	452,101
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	693,351	709,192
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	152,813	154,350

		125,892,426
U.S. Government Agency - 8.1%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	1,098,000	1,186,374
Series 3704, Class CA,
4.000%, 12/15/2036	10,188,070	10,630,365
Series 3508, Class PK,
4.000%, 02/15/2039	927,690	961,717
Series 3631, Class PA,
4.000%, 02/15/2040	3,703,377	3,847,202
Series K005, Class A2,
4.317%, 11/25/2019	2,707,000	3,006,665
Series 3598, Class MA,
4.500%, 11/15/2038	1,765,220	1,840,940
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,879,164
Series 3455, Class A,
5.000%, 06/15/2038	3,480,537	3,750,936
Series 3407, Class B,
5.500%, 01/15/2038	2,050,000	2,261,686
Series 3622, Class WA,
5.500%, 09/15/2039	4,171,650	4,550,778
Series 2980, Class QA,
6.000%, 05/15/2035	2,836,045	3,166,463
Series T-48, Class 1A,
6.279%, 07/25/2033 (P)	63,938	71,997
Series 3529, Class AG,
6.500%, 04/15/2039	7,176,938	8,034,470

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-57, Class 1A3,
7.500%, 07/25/2043	$686,155	$789,424
Series T-59, Class 1A3,
7.500%, 10/25/2043	930,101	1,062,422
Series T-60, Class 1A3,
7.500%, 03/25/2044	959,966	1,099,167
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	5,649,399	5,875,157
Series 2010-135, Class LM,
4.000%, 12/25/2040	382,264	399,798
Series 2011-53, Class TN,
4.000%, 06/25/2041	21,289,952	22,179,936
Series 2011-78, Class D,
4.000%, 08/25/2041	1,024,049	1,065,355
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,737,000	2,987,000
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,905,000	3,193,179
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	10,746,000	11,927,792
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	1,035,975
Series 2009-93, Class PD,
4.500%, 09/25/2039	1,200,767	1,273,816
Series 2010-54, Class EA,
4.500%, 06/25/2040	6,791,021	7,258,698
Series 2011-53, Class DT,
4.500%, 06/25/2041	4,679,250	4,939,886
Series 2009-11, Class LC,
4.500%, 03/25/2049	3,477,459	3,692,978
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,405,187	1,546,053
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,436,461	1,610,230
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,143,212
Series 2002-95, Class DB,
6.000%, 01/25/2033	3,102,000	3,539,433
Series 2006-56, Class CA,
6.000%, 07/25/2036	697,387	782,946
Series 2009-105, Class CB,
6.000%, 12/25/2039	5,662,453	6,301,306
Series 2009-30, Class AG,
6.500%, 05/25/2039	64,760	72,339
Series 2012-30, Class NB,
6.500%, 04/25/2042	4,656,839	5,195,286
Series 2012-3, Class CD,
7.000%, 02/25/2042	4,500,686	5,103,531
Series 2002-33, Class A2,
7.500%, 06/25/2032	705,055	811,999
Government National Mortgage Association
Series 2010-107, Class GX,
4.500%, 04/20/2039	1,720,000	1,903,978
Series 2003-79, Class PV,
5.500%, 10/20/2023	1,226,272	1,359,856

		143,339,509

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $264,962,777)		$269,231,935

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 11.2%
Ally Auto Receivables Trust, Series 2011-4,
Class A2 0.650%, 03/17/2014	$1,897,102	$1,897,930
Ally Master Owner Trust, Series 2012-1,
Class A1 1.042%, 02/15/2017 (P)	9,207,000	9,206,999
American Express Credit Account
Master Trust, Series 2007-8, Class A
0.542%, 05/15/2015 (P)	2,721,000	2,725,171
BA Credit Card Trust, Series 2008-A7,
Class A7 0.942%, 12/15/2014 (P)	1,354,000	1,356,665
BMW Vehicle Owner Trust, Series 2011-A,
Class A2 0.630%, 02/25/2014	5,513,000	5,517,624
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.302%, 01/15/2016 (P)	379,000	379,016
Series 2005-A10, Class A,
0.322%, 09/15/2015 (P)	1,886,000	1,886,211
Series 2004-A4, Class A4,
0.462%, 03/15/2017 (P)	3,908,000	3,919,121
Series 2005-A6, Class A6,
0.617%, 07/15/2015 (P)	6,934,000	6,933,221
Series 2007-A8, Class A8,
0.774%, 10/15/2015 (P)	6,309,000	6,321,781
Chase Issuance Trust
Series 2007-A10, Class A10,
0.282%, 06/16/2014 (P)	3,664,000	3,664,314
Series 2008-A13, Class A13,
1.974%, 09/15/2015 (P)	2,726,000	2,786,119
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.992%, 08/15/2018 (P)(S)	4,668,000	4,916,621
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.282%, 12/25/2036 (P)	21,407	20,909
Discover Card Master Trust, Series 2009-A1,
Class A1 1.542%, 12/15/2014 (P)	2,017,000	2,022,391
Discover Card Master Trust I, Series 2007-3,
Class A2 0.292%, 10/16/2014 (P)	5,568,000	5,568,133
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	1,041,100	1,045,059
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A,
0.712%, 01/15/2016 (P)	7,030,000	7,054,220
Series 2009-2, Class A,
1.792%, 09/15/2014 (P)	5,739,000	5,778,491
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	7,014,000	7,080,802
Harley-Davidson Motorcycle Trust,
Series 2011-2, Class A4
1.470%, 08/15/2017	2,624,000	2,625,220
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	2,291,000	2,324,313
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.282%, 01/25/2037 (P)	4,842	4,790
Nelnet Student Loan Trust
Series 2002-2 , Class A4,
0.480%, 09/25/2024 (P)	1,764,147	1,737,547
Series 2007-1, Class A3,
0.561%, 05/27/2025 (P)	3,644,000	3,375,465
Series 2005-2, Class A5,
0.574%, 03/23/2037 (P)	1,841,000	1,657,434
Series 2006-1, Class A4,
0.583%, 11/23/2022 (P)	9,968,000	9,844,151
Series 2006-2, Class A4,
0.640%, 10/26/2026 (P)	13,285,000	13,147,955

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2007-2A, Class A3,
0.824%, 03/25/2026 (P)(S)	$2,608,000	$2,451,419
Santander Drive Auto Receivables Trust,
Series 2012-2, Class A3
1.220%, 12/15/2015	1,511,000	1,512,910
SLC Student Loan Trust, Series 2010-1,
Class A 1.349%, 11/25/2042 (P)	2,272,901	2,227,514
SLM Student Loan Trust
Series 2007-2, Class A2,
0.560%, 07/25/2017 (P)	1,829,187	1,815,419
Series 2005-3, Class A5,
0.650%, 10/25/2024 (P)	11,434,000	10,822,501
Series 2005-6, Class A5A,
0.670%, 07/27/2026 (P)	5,558,000	5,454,037
Series 2005-10, Class A5,
0.690%, 07/26/2021 (P)	3,359,000	3,209,365
Series 2004-5, Class A4,
0.710%, 01/25/2021 (P)	2,795,974	2,791,568
Series 2004-3, Class A5,
0.730%, 07/25/2023 (P)	1,839,000	1,798,172
Series 2004-1, Class A3,
0.770%, 04/25/2023 (P)	2,727,000	2,690,178
Series 2003-14, Class A5,
0.790%, 01/25/2023 (P)	6,845,000	6,766,696
Series 2012-2, Class A,
0.942%, 01/25/2029 (P)	9,269,000	9,290,102
Series 2008-6, Class A2,
1.110%, 10/25/2017 (P)	1,145,658	1,148,166
Series 2008-2, Class A3,
1.310%, 04/25/2023 (P)	2,242,000	2,206,110
Series 2008-4, Class A2,
1.610%, 07/25/2016 (P)	2,353,418	2,375,076
Series 2011-C, Class A1,
1.642%, 12/15/2023 (P)(S)	7,001,520	7,044,986
Series 2012-A, Class A1,
1.642%, 08/15/2025 (P)(S)	6,500,849	6,515,688
Series 2005-6, Class A5,
1.760%, 07/27/2026 (P)	1,610,000	1,621,277
Series 2008-9, Class A,
2.060%, 04/25/2023 (P)	3,213,849	3,299,910
SMS Student Loan Trust
Series 2000-A, Class A2,
0.743%, 10/28/2028 (P)	2,532,077	2,524,395
Series 2000-B, Class A2,
0.753%, 04/28/2029 (P)	2,006,213	1,987,965
World Financial Network Credit Card
Master Trust, Series 2011-A, Class A
1.680%, 08/15/2018	2,430,000	2,438,149
World Omni Auto Receivables Trust,
Series 2008-A, Class A4
4.740%, 10/15/2013	1,289,616	1,298,675

TOTAL ASSET BACKED SECURITIES (Cost $197,849,726)		$198,087,951

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	669,427	6,700,031

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,699,964)		$6,700,031

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	78,134,119	78,134,119

TOTAL SHORT-TERM INVESTMENTS (Cost $78,134,119)		$78,134,119

Total Investments (Core Bond Trust)
(Cost $1,999,912,051) - 114.5%		$2,021,707,946
Other assets and liabilities, net - (14.5%)		(255,880,079)

TOTAL NET ASSETS - 100.0%		$1,765,827,867

SALE COMMITMENTS OUTSTANDING - (3.7)%

Federal Home Loan Mortgage Corp.
Federal Home Loan Mortgage Corp.
4.500%, TBA	(2,800,000)	(2,965,724)
4.500%, TBA	(2,800,000)	(2,969,053)

		(5,934,777)
Federal National Mortgage Association
Federal National Mortgage Association
3.500%, TBA	(9,000,000)	(9,257,361)
5.000%, TBA	(26,100,000)	(28,151,499)
5.000%, TBA	(4,700,000)	(5,074,872)
6.000%, TBA	(8,500,000)	(9,339,375)
6.000%, TBA	(6,800,000)	(7,478,586)

		(59,301,693)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(65,116,853))		$(65,236,470)

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 74.9%
John Hancock Variable Insurance Trust (G) - 74.9%
500 Index, Series NAV (John Hancock) (A)(2)	2,202,617	$26,783,822
Alpha Opportunities, Series NAV (Wellington)	740,607	10,338,868
Blue Chip Growth, Series NAV (T. Rowe Price)	367,856	8,960,962
Disciplined Diversification, Series NAV (DFA)	2,359,643	30,085,447
Emerging Markets Value, Series NAV (DFA)	339,291	3,871,310
Equity-Income, Series NAV (T. Rowe Price)	838,150	12,563,875
Fundamental Value, Series NAV (Davis)	681,894	10,337,517
International Core, Series NAV (GMO)	693,933	6,439,694
International Index, Series NAV
(John Hancock) (A)(2)	1,577,952	25,515,483
International Value, Series NAV (Franklin)	627,937	7,152,201
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	188,308	3,575,971
Mid Cap Stock, Series NAV (Wellington) (I)	155,753	2,406,386
Mid Value, Series NAV (T. Rowe Price)	205,928	2,401,124
Small Cap Growth, Series NAV (Wellington) (I)	119,497	1,303,707
Small Cap Index, Series NAV
(John Hancock) (A)(2)	263,104	3,888,671
Small Cap Opportunities,
Series NAV (DFA/Invesco)	69,789	1,470,463
Small Cap Value, Series NAV (Wellington)	71,104	1,476,120
Fixed Income - 25.1%
John Hancock Variable Insurance Trust (G) - 25.1%
Bond, Series NAV (John Hancock) (1)(A)	2,046,950	28,350,262

Core Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Total Bond Market A,
Series NAV (Declaration) (A)	1,737,762	$24,902,130

TOTAL INVESTMENT COMPANIES (Cost $203,499,019)		$211,824,013

Total Investments (Core Disciplined Diversification Trust)
(Cost $203,499,019) - 100.0%		$211,824,013
Other assets and liabilities, net - 0.0%		(74,876)

TOTAL NET ASSETS - 100.0%		$211,749,137

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 24.3%
John Hancock Variable Insurance Trust (G) - 24.3%
500 Index, Series NAV (John Hancock) (A)(2)	4,829,261	$58,723,817
International Index, Series NAV
(John Hancock) (A)(2)	980,413	15,853,281
Fixed Income - 15.7%
John Hancock Variable Insurance Trust (G) - 15.7%
Total Bond Market A,
Series NAV (Declaration) (A)	3,369,392	48,283,390
American Funds Insurance Series - 60.0%
Equity - 36.4%
American Funds Insurance Series - 36.4%
American Blue Chip Income & Growth
Fund - Class 1	2,187,911	21,857,230
American Growth Fund - Class 1	367,269	21,955,335
American Growth-Income Fund - Class 1	1,183,965	43,771,201
American International Fund - Class 1	1,401,994	23,946,065
Fixed Income - 23.6%
American U.S. Government Fund - Class 1	5,575,449	72,425,086

TOTAL INVESTMENT COMPANIES (Cost $275,135,021)		$306,815,405

Total Investments (Core Fundamental Holdings Trust)
(Cost $275,135,021) - 100.0%		$306,815,405
Other assets and liabilities, net - 0.0%		(14,483)

TOTAL NET ASSETS - 100.0%		$306,800,922

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 26.4%
John Hancock Variable Insurance Trust (G) - 26.4%
500 Index, Series NAV (John Hancock) (A)(2)	2,424,442	$29,481,218
International Index, Series NAV
(John Hancock) (A)(2)	3,440,396	55,631,199

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 13.6%
John Hancock Variable Insurance Trust (G) - 13.6%
Total Bond Market A,
Series NAV (Declaration) (A)	3,055,569	$43,786,311
American Funds Insurance Series - 60.0%
Equity - 39.6%
American Funds Insurance Series - 39.6%
American Global Growth Fund - Class 1	2,542,504	56,341,883
American Growth-Income Fund - Class 1	434,160	16,050,885
American International Fund - Class 1	3,240,177	55,342,230
Fixed Income - 20.4%
American U.S. Government Fund - Class 1	5,060,917	65,741,316

TOTAL INVESTMENT COMPANIES (Cost $308,286,236)		$322,375,042

Total Investments (Core Global Diversification Trust)
(Cost $308,286,236) - 100.0%		$322,375,042
Other assets and liabilities, net - 0.0%		(14,849)

TOTAL NET ASSETS - 100.0%		$322,360,193

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 71.4%
John Hancock Variable Insurance Trust (G) - 71.4%
500 Index, Series NAV (John Hancock) (A)(2)	25,485,394	$309,902,393
International Index, Series NAV
(John Hancock) (A)(2)	8,486,167	137,221,324
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,776,478	52,725,310
Small Cap Index, Series NAV
(John Hancock) (A)(2)	1,522,970	22,509,494
Fixed Income - 28.6%
John Hancock Variable Insurance Trust (G) - 28.6%
Total Bond Market A,
Series NAV (Declaration) (A)	14,624,595	209,570,451

		731,928,972

TOTAL INVESTMENT COMPANIES (Cost $614,327,045)		$731,928,972

Total Investments (Core Strategy Trust)
(Cost $614,327,045) - 100.0%		$731,928,972
Other assets and liabilities, net - 0.0%		(22,503)

TOTAL NET ASSETS - 100.0%		$731,906,469

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.3%
Consumer Discretionary - 8.4%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	600	$21,335

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
American Axle &
Manufacturing Holdings, Inc. (I)	1,000	$11,710
Amerigon, Inc. (I)	400	6,472
Autoliv, Inc.	800	53,640
Autoneum Holding AG (I)	46	2,596
BorgWarner, Inc. (I)(L)	800	67,472
Bosch, Ltd.	16	2,549
Bridgestone Corp.	1,700	41,587
Cheng Shin Rubber Industry Company, Ltd.	5,900	14,175
Cie Generale des Etablissements Michelin	956	71,152
Continental AG (I)	469	44,267
Cooper Tire & Rubber Company	800	12,176
Dana Holding Corp.	1,463	22,677
Denso Corp.	1,700	57,463
Dongyang Mechatronics Corp.	810	9,948
Dorman Products, Inc. (I)	300	15,180
Exedy Corp.	200	5,748
Exide Technologies (I)	1,700	5,321
Faurecia	464	12,508
Federal-Mogul Corp. (I)	900	15,489
Firma Oponiarska Debica SA	167	2,994
Fuel Systems Solutions, Inc. (I)	300	7,848
Futaba Industrial Company, Ltd.	400	2,264
Gentex Corp. (L)	1,100	26,950
GKN PLC	8,902	29,405
Hankook Tire Company, Ltd.	590	21,952
Hyundai Mobis	189	48,196
Johnson Controls, Inc.	4,464	144,991
Keihin Corp. (L)	300	5,607
Koito Manufacturing Company, Ltd.	1,000	16,303
Lear Corp.	1,000	46,490
Leoni AG	304	15,810
Linamar Corp.	400	8,638
Magna International, Inc.	1,447	68,995
Minth Group, Ltd.	6,000	6,927
Modine Manufacturing Company (I)	1,300	11,479
Motherson Sumi Systems, Ltd.	1,275	4,653
Nan Kang Rubber Tire Company, Ltd.	2,501	3,935
NGK Spark Plug Company, Ltd.	1,000	14,382
Nissin Kogyo Company, Ltd.	600	9,855
NOK Corp.	800	17,479
Nokian Renkaat OYJ	853	41,540
Pirelli & C. SpA	2,380	28,292
Plascar Participacoes Industriais SA (I)	700	694
Press Kogyo Company, Ltd.	1,000	6,813
Riken Corp.	1,000	4,624
S&T Dynamics Company, Ltd.	570	7,753
Sanden Corp.	1,000	3,296
Sri Trang Agro-Industry PCL	7,000	4,742
Standard Motor Products, Inc.	500	8,870
Stanley Electric Company, Ltd.	800	12,828
Stoneridge, Inc. (I)	200	1,978
Superior Industries International, Inc.	500	9,770
Takata Corp.	200	5,381
Tenneco, Inc. (I)(L)	300	11,145
The Goodyear Tire & Rubber Company (I)	2,800	31,416
The Yokohama Rubber Company, Ltd.	2,000	14,518
Tianneng Power International, Ltd.	3,600	2,080
Tokai Rika Company, Ltd.	600	10,400
Tong Yang Industry Company, Ltd.	6,420	6,887
Toyoda Gosei Company, Ltd.	600	11,808
Toyota Boshoku Corp.	400	4,741
TRW Automotive Holdings Corp. (I)	1,100	51,095
TS Tech Company, Ltd.	300	5,919
Valeo SA	484	25,362

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Visteon Corp. (I)	400	$21,200
Xinyi Glass Holdings Company, Ltd.	14,000	8,558

		1,350,328
Automobiles - 0.8%
Astra International Tbk PT	6,500	52,546
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	3,655
Bajaj Auto, Ltd.	482	15,939
Bayerische Motoren Werke (BMW) AG	1,352	121,573
Brilliance China Automotive Holdings, Ltd. (I)	20,000	21,542
BYD Company, Ltd., H Shares (I)	3,000	8,429
Daihatsu Motor Company, Ltd.	1,000	18,473
Daimler AG (L)	4,257	256,650
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	21,800
DRB-Hicom BHD	8,600	7,072
Fiat SpA (I)	3,358	19,734
Ford Motor Company	16,600	207,334
Ford Otomotiv Sanayi AS	1,110	10,471
Fuji Heavy Industries, Ltd.	3,000	24,369
Great Wall Motor Company, Ltd., H Shares (I)	10,000	19,460
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	20,233	20,076
Harley-Davidson, Inc.	1,500	73,620
Honda Motor Company, Ltd.	6,100	234,480
Hyundai Motor Company, Ltd.	608	126,220
IMMSI SpA	4,536	3,612
Isuzu Motors, Ltd.	4,000	23,498
Kia Motors Corp.	677	44,308
Mahindra & Mahindra, Ltd.	1,788	24,469
Maruti Suzuki India, Ltd.	284	7,517
Mazda Motor Corp. (I)	9,000	15,855
Mitsubishi Motors Corp. (I)	19,000	21,718
Nissan Motor Company, Ltd.	8,800	94,319
Peugeot SA (I)(L)	1,042	16,769
Proton Holdings BHD	5,500	9,855
Renault SA	1,576	83,265
Suzuki Motor Corp.	1,300	31,359
TAN Chong Motor Holdings BHD	2,300	3,371
Tata Motors, Ltd., ADR	1,703	45,930
Tesla Motors, Inc. (I)(L)	927	34,521
Thor Industries, Inc.	700	22,092
Tofas Turk Otomobil Fabrikasi AS	232	993
Toyota Motor Corp.	4,487	389,561
Volkswagen AG	138	22,252
Winnebago Industries, Inc. (I)	400	3,920
Yamaha Motor Company, Ltd.	1,800	24,381

		2,187,008
Chemicals - 0.0%
Nifco, Inc.	200	5,502
Distributors - 0.1%
Canon Sales Company, Inc.	700	9,017
CFAO SA	4	172
Core-Mark Holding Company, Inc.	100	4,094
Dah Chong Hong Holdings, Ltd.	8,000	8,443
Delticom AG	67	7,137
Dogus Otomotiv Servis ve Ticaret AS	43	124
Genuine Parts Company	1,000	62,750
Headlam Group PLC	474	2,244
Imperial Holdings, Ltd.	1,333	26,990
Inchcape PLC	4,402	26,470
John Menzies PLC (I)	4	38
Li & Fung, Ltd.	16,000	36,550

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors (continued)
LKQ Corp. (I)	1,500	$46,755
Oceanus Group, Ltd. (I)	21,000	1,386
Pacific Brands, Ltd.	5,817	3,684
Pool Corp.	400	14,968
Silver Base Group Holdings, Ltd. (I)	3,000	2,082
Smiths News PLC	2,505	3,556
Uni-Select, Inc.	200	5,959
VOXX International Corp. (I)	700	9,492
Yokohama Reito Company, Ltd.	1,000	7,807

		279,718
Diversified Consumer Services - 0.1%
Advtech, Ltd. (L)	11,287	9,932
American Public Education, Inc. (I)	200	7,600
Anhanguera Educacional Participacoes SA	800	9,641
Apollo Group, Inc., Class A (I)	800	30,912
Ascent Capital Group, Inc., Class A (I)(L)	200	9,458
Benesse Holdings, Inc.	400	19,976
Bridgepoint Education, Inc. (I)(L)	500	12,375
Cambium Learning Group, Inc. (I)	4,201	11,133
Career Education Corp. (I)	1,300	10,478
Coinstar, Inc. (I)	300	19,065
Corinthian Colleges, Inc. (I)	1,100	4,554
DeVry, Inc.	612	20,728
Educomp Solutions, Ltd.	690	2,617
Estacio Participacoes SA	700	7,554
Grand Canyon Education, Inc. (I)	600	10,656
H&R Block, Inc.	1,500	24,705
Hillenbrand, Inc.	200	4,590
ITT Educational Services, Inc. (I)(L)	300	19,842
K12, Inc. (I)	500	11,815
Kroton Educacional SA (I)	611	8,261
Learning Tree International, Inc. (I)	300	1,794
Lincoln Educational Services Corp.	400	3,164
Mac-Gray Corp.	400	6,052
Matthews International Corp., Class A (L)	400	12,656
Navitas, Ltd.	2,006	7,381
Raffles Education Corp., Ltd.	7,333	2,687
Service Corp. International	2,300	25,898
Sotheby’s	500	19,670
Steiner Leisure, Ltd. (I)	200	9,766
Stewart Enterprises, Inc., Class A (L)	1,600	9,712
Universal Technical Institute, Inc.	300	3,957
Weight Watchers International, Inc.	300	23,157

		381,786
Hotels, Restaurants & Leisure - 1.2%
Accor SA	793	28,362
AFC Enterprises, Inc. (I)	100	1,696
Ajisen China Holdings, Ltd.	8,000	10,540
Alsea SAB de CV	5,300	7,581
Ambassadors Group, Inc.	200	1,070
Amrest Holdings SE (I)	371	8,458
Aristocrat Leisure, Ltd.	3,696	11,567
Associated International Hotels, Ltd.	2,000	4,172
Autogrill SpA	1,195	12,609
Berjaya Sports Toto BHD	3,642	5,196
Betsson AB (I)	583	17,156
Biglari Holdings, Inc. (I)	25	10,071
BJ’s Restaurants, Inc. (I)(L)	300	15,105
Bob Evans Farms, Inc. (L)	500	18,860
Boyd Gaming Corp. (I)	1,600	12,544
Brinker International, Inc. (L)	600	16,530
Buffalo Wild Wings, Inc. (I)	300	27,207
Cafe de Coral Holdings, Ltd.	2,000	5,549

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp.	3,100	$99,448
Carnival PLC (L)	880	28,186
CEC Entertainment, Inc.	300	11,373
China Energy Development Holdings, Ltd. (I)	160,000	2,101
China Travel International Investment
Hong Kong, Ltd.	22,000	4,475
Chipotle Mexican Grill, Inc. (I)	100	41,800
Choice Hotels International, Inc. (L)	600	22,404
Churchill Downs, Inc.	200	11,180
City Lodge Hotels, Ltd.	313	3,232
Club Mediterranee SA (I)	311	6,602
Compass Group PLC	9,971	104,498
Cracker Barrel Old Country Store, Inc.	300	16,740
Crown, Ltd.	2,921	26,299
Darden Restaurants, Inc. (L)	800	40,928
DineEquity, Inc. (I)	100	4,960
Domino’s Pizza Enterprises, Ltd.	475	4,484
Domino’s Pizza, Inc.	600	21,780
Echo Entertainment Group, Ltd.	5,372	24,480
Enterprise Inns PLC (I)	1,488	1,403
Flight Centre, Ltd.	476	10,879
Galaxy Entertainment Group, Ltd. (I)	6,000	16,557
Gaylord Entertainment Company (I)(L)	500	15,400
Genting BHD	6,400	22,640
Genting Malaysia BHD	19,800	25,332
Genting Singapore PLC (I)	17,000	23,046
Great Canadian Gaming Corp. (I)	400	3,232
Greene King PLC	1,452	11,908
Hotel Properties, Ltd.	2,000	3,110
Hotel Shilla Company, Ltd.	160	6,816
Hyatt Hotels Corp., Class A (I)	500	21,360
Indian Hotels Company, Ltd.	1,727	2,155
Intercontinental Hotels Group PLC	2,200	51,084
International Game Technology	1,800	30,222
International Speedway Corp., Class A	500	13,875
Interval Leisure Group, Inc.	720	12,528
Intralot SA-Integrated Lottery Systems
& Services	1,792	1,707
Isle of Capri Casinos, Inc. (I)	600	4,236
J.D. Wetherspoon PLC	642	4,224
Jollibee Foods Corp.	3,540	9,657
Kangwon Land, Inc.	460	10,214
KFC Holdings Malaysia BHD	4,700	5,768
Kisoji Company, Ltd.	400	7,768
Krispy Kreme Doughnuts, Inc. (I)	400	2,920
Kuoni Reisen Holding AG (I)	39	14,353
Ladbrokes PLC	7,440	19,040
Las Vegas Sands Corp.	1,600	92,112
Life Time Fitness, Inc. (I)	400	20,228
Lottomatica SpA (I)	447	8,502
Luby’s, Inc. (I)	139	844
Marcus Corp.	300	3,765
Marriott International, Inc., Class A	2,429	91,938
Marriott Vacations Worldwide Corp. (I)	242	6,899
Marston’s PLC	2,935	4,602
McDonald’s Corp.	4,500	441,450
Melia Hotels International SA	724	4,925
MGM Resorts International (I)(L)	4,600	62,652
Millennium & Copthorne Hotels PLC	2,080	15,979
Minor International PCL (Foreign Shares)	15,800	7,324
Mitchells & Butlers PLC (I)	2,067	8,928
Monarch Casino & Resort, Inc. (I)	200	2,060
Multimedia Games Holding Company, Inc. (I)	1,200	13,152
NH Hoteles SA (I)	580	2,114
OPAP SA	1,350	13,094

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Orbis SA (I)	719	$10,108
Orient Express Hotels, Ltd., Class A (I)(L)	1,400	14,280
Oriental Land Company, Ltd.	200	21,436
P.F. Chang’s China Bistro, Inc. (L)	300	11,856
Paddy Power PLC	386	24,321
Panera Bread Company, Class A (I)	400	64,368
Papa John’s International, Inc. (I)	200	7,532
PartyGaming PLC	7,836	19,418
Peet’s Coffee & Tea, Inc. (I)(L)	200	14,740
Penn National Gaming, Inc. (I)	900	38,682
Pierre & Vacances SA	194	6,338
Pinnacle Entertainment, Inc. (I)	1,500	17,265
Punch Taverns PLC (I)	1,433	269
Restaurant Group PLC	2,413	11,424
Rezidor Hotel Group AB (I)	1,181	4,247
Royal Caribbean Cruises, Ltd.	1,900	55,917
Royal Holdings Company, Ltd.	700	7,921
Ruby Tuesday, Inc. (I)	1,200	10,956
Ruth’s Hospitality Group, Inc. (I)	900	6,831
Sands China, Ltd.	6,800	26,506
Scientific Games Corp., Class A (I)	1,200	13,992
Shangri-La Asia, Ltd.	4,833	10,519
Shuffle Master, Inc. (I)	1,100	19,360
Six Flags Entertainment Corp.	800	37,416
SJM Holdings, Ltd.	6,000	12,168
SkiStar AB	355	4,333
SKYCITY Entertainment Group, Ltd.	3,284	10,595
Sodexo	357	29,305
Sonic Corp. (I)	600	4,608
Speedway Motorsports, Inc.	700	13,076
Spirit Pub Company PLC (I)	1,433	1,412
Star Cruises, Ltd. (I)	54,000	20,647
Starbucks Corp.	3,600	201,204
Starwood Hotels & Resorts Worldwide, Inc.	1,300	73,333
Sun International, Ltd.	1,358	14,805
TABCORP Holdings, Ltd.	5,372	15,142
Tatts Group, Ltd.	10,220	26,295
The Cheesecake Factory, Inc. (I)	500	14,695
The Hongkong & Shanghai Hotels, Ltd.	8,182	11,088
The Wendy’s Company	4,304	21,563
Thomas Cook Group PLC (I)	3,890	1,399
Tim Hortons, Inc.	600	32,098
TUI AG (I)(L)	2,754	20,524
TUI Travel PLC	4,353	13,657
Vail Resorts, Inc. (L)	400	17,300
Whitbread PLC	1,035	30,518
William Hill PLC	6,637	27,737
WMS Industries, Inc. (I)	700	16,611
Wyndham Worldwide Corp.	3,000	139,530
Wynn Macau, Ltd.	4,400	12,874
Wynn Resorts, Ltd.	319	39,837
Yum! Brands, Inc.	2,100	149,478
Zensho Company, Ltd.	700	8,593

		3,281,372
Household Durables - 0.7%
Aga Rangemaster Group PLC	3,162	4,507
Arcelik AS	2,206	9,870
Bang & Olufsen A/S (I)	260	3,400
Barratt Developments PLC (I)	569	1,285
Beazer Homes USA, Inc. (I)	900	2,925
Bellway PLC	1,862	24,385
Berkeley Group Holdings PLC (I)	769	16,253
Blyth, Inc.	100	7,483
Bovis Homes Group PLC	816	6,285

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Brookfield Incorporacoes SA	4,400	$14,052
Brookfield Residential Properties, Inc. (I)	152	1,608
Casio Computer Company, Ltd.	2,000	14,349
Cavco Industries, Inc. (I)	100	4,658
China Overseas Grand Oceans Group, Ltd.	4,000	4,388
Consorcio ARA SAB de CV	6,000	2,017
D.R. Horton, Inc. (L)	4,100	62,197
Desarrolladora Homex SAB de CV (I)	2,400	7,491
Dorel Industries, Inc., Class B	200	5,705
Duni AB	351	3,226
Ekornes ASA	233	4,049
Electrolux AB (L)	1,989	42,043
Ethan Allen Interiors, Inc.	400	10,128
Even Construtora e Incorporadora SA	1,800	6,932
EZ Tec Empreendimentos e Participacoes SA	1,100	13,558
Fiskars Corp.	285	5,700
Forbo Holding AG (I)	23	16,814
France Bed Holdings Company, Ltd.	1,000	2,083
Gafisa SA	3,000	7,067
Garmin, Ltd. (L)	2,500	117,375
Haier Electronics Group Company, Ltd. (I)	1,000	1,131
Harman International Industries, Inc.	800	37,448
Haseko Corp. (I)	7,000	5,671
Helen of Troy, Ltd. (I)	500	17,005
Hitachi Koki Company, Ltd.	800	7,341
Hooker Furniture Corp.	200	2,730
Hunter Douglas NV	39	1,690
Husqvarna AB, B Shares (L)	3,585	21,622
Husqvarna AB, Series A	1,070	6,406
Jarden Corp. (I)	900	36,207
JM AB	800	14,822
JVC Kenwood Holdings, Ltd.	1,800	8,003
KB Home (L)	1,200	10,680
Kid Brands, Inc. (I)	200	540
La-Z-Boy, Inc. (I)	2,000	29,920
Leggett & Platt, Inc.	1,200	27,612
Lennar Corp., Class A (L)	2,400	65,232
Lennar Corp., Class B	500	11,175
LG Electronics, Inc.	401	29,334
Libbey, Inc. (I)	400	5,176
M/I Homes, Inc. (I)	300	3,708
MDC Holdings, Inc.	700	18,053
Meritage Homes Corp. (I)	400	10,824
Mohawk Industries, Inc. (I)	1,000	66,510
MRV Engenharia e Participacoes SA	2,200	15,607
Newell Rubbermaid, Inc.	3,300	58,773
Nexity SA	201	6,360
Nobia AB (I)	3,516	16,575
Pace PLC	2,180	2,606
PanaHome Corp.	1,000	6,856
Panasonic Corp.	9,600	88,731
PDG Realty SA Empreendimentos
e Participacoes	8,200	28,345
Persimmon PLC	5,286	54,276
PIK Group, GDR (I)	572	1,431
PulteGroup, Inc. (I)(L)	5,100	45,135
Redrow PLC (I)	1,082	2,233
Rossi Residencial SA	2,400	12,963
Ryland Group, Inc.	900	17,352
Sampo Corp.	21,000	5,893
SEB SA	170	14,133
Sekisui Chemical Company, Ltd.	4,000	34,907
Sekisui House, Ltd.	4,000	39,479
Sharp Corp.	6,000	43,906
Skyworth Digital Holdings, Ltd.	6,000	2,795

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Sony Corp. (L)	2,600	$54,002
Sony Corp. (Tokyo Exchange)	1,700	35,366
Standard Pacific Corp. (I)	2,300	10,258
Steinhoff International Holdings, Ltd. (I)	6,446	23,131
Sumitomo Forestry Company, Ltd.	1,300	11,841
Superb Summit International
Timber Company, Ltd. (I)	89,000	1,582
Tatung Company, Ltd. (I)	10,000	2,911
Taylor Wimpey PLC	12,083	9,951
TCL Multimedia
Technology Holdings, Ltd. (I)	12,000	6,070
Techtronic Industries Company	11,000	14,936
Tecnisa SA	1,800	9,713
Tempur-Pedic International, Inc. (I)	400	33,772
Token Corp.	120	4,628
Toll Brothers, Inc. (I)	2,400	57,576
TomTom NV (I)	237	1,090
Tupperware Brands Corp.	600	38,100
Turk Sise ve Cam Fabrikalari AS	3,939	7,502
Universal Electronics, Inc. (I)	100	1,998
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	7,914
Videocon Industries, Ltd.	482	1,620
Viver Incorporadora e Construtora SA (I)	1,300	1,802
Vodone, Ltd.	28,000	3,892
Whirlpool Corp.	700	53,802
Woongjin Coway Company, Ltd.	390	12,945

		1,765,431
Industrial Conglomerates - 0.0%
Melco International Development Ltd. (I)	12,000	11,488
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (I)	1,600	324,016
B2W Companhia Global Do Varejo (I)	300	1,364
CDON Group AB (I)	496	4,237
Home Retail Group PLC	5,710	10,402
HSN, Inc.	420	15,973
Liberty Interactive Corp., Series A (I)	5,100	97,359
Mutow Company, Ltd.	400	1,600
N. Brown Group PLC	922	3,423
Netflix, Inc. (I)(L)	300	34,512
NutriSystem, Inc.	300	3,369
Orbitz Worldwide, Inc. (I)	700	2,135
Overstock.com, Inc. (I)	200	1,048
PetMed Express, Inc. (L)	300	3,714
priceline.com, Inc. (I)	300	215,250
Shutterfly, Inc. (I)(L)	200	6,266
US Auto Parts Network, Inc. (I)	700	2,527
Wotif.com Holdings, Ltd.	1,550	7,372
Yoox SpA (I)	691	10,971

		745,538
Leisure Equipment & Products - 0.1%
Accell Group	148	3,205
Altek Corp.	4,121	3,798
Asia Optical Company, Inc. (I)	5,000	4,711
Callaway Golf Company	1,000	6,760
Forjas Taurus SA	139	184
Giant Manufacturing Company, Ltd.	3,000	13,247
Hasbro, Inc. (L)	800	29,376
Jakks Pacific, Inc.	200	3,490
Leapfrog Enterprises, Inc. (I)	1,000	8,360
Mattel, Inc. (L)	2,437	82,029
Mizuno Corp.	1,000	5,565
Namco Bandai Holdings, Inc.	1,400	20,204
Nikon Corp.	900	27,472

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Noritsu Koki Company, Ltd.	100	$519
Polaris Industries, Inc.	400	28,860
Roland Corp.	400	4,266
Sankyo Company, Ltd.	400	19,635
Sega Sammy Holdings, Inc.	1,100	23,168
Shimano, Inc.	400	24,259
Smith & Wesson Holding Corp. (I)	1,700	13,175
Steinway Musical Instruments, Inc. (I)	100	2,500
Sturm Ruger & Company, Inc. (L)	300	14,730
Trigano SA	184	3,168

		342,681
Media - 1.8%
Aegis Group PLC	12,290	36,306
Alma Media OYJ	1,123	8,001
Amalgamated Holdings, Ltd.	3,029	19,481
AMC Networks, Inc. (I)	525	23,431
Antena 3 de Television SA (L)	49	293
APN News & Media, Ltd.	2,128	1,995
Arbitron, Inc.	100	3,698
ASATSU-DK, Inc.	200	5,772
Astral Media, Inc.	600	29,192
Austar United Communications, Ltd. (I)	5,902	8,866
Axel Springer AG	261	13,193
Belo Corp., Class A	600	4,302
British Sky Broadcasting Group PLC (L)	1,038	44,925
Cablevision Systems Corp., Class A	1,000	14,680
Caltagirone Editore SpA	265	364
CBS Corp.	600	20,532
CBS Corp., Class B	4,194	142,219
Charter Communications, Inc., Class A (I)	100	6,345
Cheil Worldwide, Inc.	640	10,273
Cinemark Holdings, Inc.	1,200	26,340
Cineplex, Inc.	422	12,100
Cineworld Group PLC	2,556	8,886
CJ CGV Company, Ltd.	460	10,762
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	3,990
Cogeco, Inc.	200	10,876
Comcast Corp., Class A	14,454	433,765
Comcast Corp., Special Class A	3,984	117,568
Consolidated Media Holdings, Ltd.	2,059	6,208
Corus Entertainment, Inc.	700	16,668
CTC Media, Inc. (L)	1,500	17,445
CTS Eventim AG	131	4,525
Daily Mail & General Trust PLC	1,678	12,112
Dentsu, Inc.	600	19,273
Dial Global, Inc. (I)	103	240
Digital Generation, Inc. (I)	400	4,084
DIRECTV, Class A (I)	3,120	153,941
Discovery Communications, Inc., Series A (I)	800	40,480
Discovery Communications, Inc., Series C (I)	615	28,831
DISH Network Corp.	1,000	32,930
Dish TV India, Ltd. (I)	3,527	4,423
DreamWorks Animation SKG, Inc. (I)(L)	1,000	18,450
Eniro AB (I)	889	2,082
Entercom
Communications Corp., Class A (I)(L)	700	4,543
Euromoney Institutional Investor PLC	277	3,367
Eutelsat Communications	356	13,167
EW Scripps Company (I)	800	7,896
Fairfax Media, Ltd.	23,506	17,659
Fisher Communications, Inc. (I)	100	3,072
Fuji Television Network, Inc.	5	8,637
Gannett Company, Inc. (L)	2,600	39,858

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Glacier Media, Inc.	600	$1,450
Global Mediacom Tbk PT	52,500	9,178
Gray Television, Inc. (I)	1,400	2,646
Groupe Aeroplan, Inc.	2,100	25,959
Grupo Televisa SAB, ADR	3,160	66,613
Gruppo Editoriale L’Espresso SpA	2,310	3,263
Hakuhodo DY Holdings, Inc.	210	13,283
Harte-Hanks, Inc.	400	3,620
Havas SA	4,882	28,368
Hurriyet Gazetecilik AS (I)	2,696	1,790
Ilkka-Yhtyma OYJ	259	2,360
IMAX Corp. (I)	300	7,312
Informa PLC	5,662	40,035
IPSOS SA	285	10,217
ITV PLC	38,008	53,671
Jagran Prakashan, Ltd.	329	652
JCDecaux SA (I)	642	19,641
John Wiley & Sons, Inc. (L)	500	23,795
Johnston Press PLC (I)	3,508	365
Journal Communications, Inc., Class A (I)	1,100	6,193
Kabel Deutschland Holding AG (I)	609	37,596
Kinepolis Group NV (I)	153	14,291
Knology, Inc. (I)	200	3,640
Lagardere SCA	829	25,607
Lamar Advertising Company, Class A (I)	1,100	35,651
Liberty Global, Inc., Series A (I)	570	28,546
Liberty Global, Inc., Series C (I)	653	31,272
Liberty Media Corp. - Liberty
Capital, Series A (I)	705	62,146
LIN TV Corp., Class A (I)	700	2,835
Live Nation Entertainment, Inc. (I)(L)	1,976	18,574
Media General, Inc., Class A (I)	500	2,570
Media Prima BHD	9,700	8,485
Mediaset Espana Comunicacion SA	1,438	8,259
Mediaset SpA	4,833	13,352
Meredith Corp. (L)	500	16,230
Metropole Television SA	679	12,262
Modern Times Group AB, B Shares	256	14,121
Mondadori (Arnoldo) Editore SpA (I)	2,250	3,902
Mood Media Corp. (I)	103	392
Morningstar, Inc.	503	31,714
Naspers, Ltd., ADR	1,299	73,024
National CineMedia, Inc.	700	10,710
News Corp., Class A	10,200	200,838
News Corp., Class B	2,700	53,946
NRJ Group	256	2,249
Omnicom Group, Inc.	1,165	59,007
Outdoor Channel Holdings, Inc.	300	2,193
PagesJaunes Groupe (I)(L)	975	3,174
Pearson PLC	4,443	83,262
Promotora de Informaciones SA (I)	515	395
Publicis Groupe SA	872	48,049
PubliGroupe SA	25	3,712
Quebecor, Inc.	300	11,574
REA Group, Ltd.	226	3,243
Reed Elsevier NV	2,667	34,046
Reed Elsevier PLC	1,214	42,951
Regal Entertainment Group	900	12,240
Rentrak Corp. (I)	200	4,540
Rightmove PLC	657	15,278
Sanoma OYJ (L)	694	8,881
Schibsted ASA	400	14,816
Scholastic Corp.	400	14,112
Scripps Networks Interactive, Inc., Class A	900	43,821
Seat Pagine Gialle SpA (I)	662	42

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
SES SA	961	$23,840
Shaw Communications, Inc., Class B (L)	2,000	42,328
Shochiku Company, Ltd.	1,000	9,429
Shree Ashtavinyak Cine Vision, Ltd. (I)	9,206	652
Sinclair Broadcast Group, Inc., Class A	1,000	11,060
Singapore Press Holdings, Ltd.	5,000	15,588
Sky Network Television, Ltd.	2,275	9,649
SKY Perfect JSAT Holdings, Inc.	16	7,069
Societe Television Francaise 1	400	4,899
Southern Cross Media Group, Ltd.	7,663	10,524
STW Communications Group, Ltd.	4,307	4,458
Telegraaf Media Groep NV	304	3,582
Ten Network Holdings, Ltd. (I)	7,565	6,310
The Interpublic Group of Companies, Inc.	4,800	54,768
The Madison Square Garden, Inc., Class A (I)	625	21,375
The McClatchy Company, Class A (I)	800	2,312
The McGraw-Hill Companies, Inc.	1,200	58,164
The New York Times Company, Class A (I)	1,400	9,506
The Walt Disney Company	11,466	501,981
Thomson Corp.	1,527	44,151
Time Warner Cable, Inc.	2,240	182,560
Time Warner, Inc.	9,533	359,871
Toho Company, Ltd.	100	1,839
Torstar Corp.	400	4,330
Trinity Mirror PLC (I)	1,806	1,083
TV Azteca SA de CV (I)	15,400	9,666
TVN SA	1,226	4,260
UBM PLC	2,888	28,958
Valassis Communications, Inc. (I)	200	4,600
Viacom, Inc., Class B	2,300	109,158
Virgin Media, Inc.	1,800	44,964
Vocento SA (I)	703	1,907
West Australian Newspapers Holdings, Ltd.	748	3,031
Wolters Kluwer NV	1,734	32,822
Woongjin Thinkbig Company, Ltd.	440	4,946
World Wrestling Entertainment, Inc., Class A	500	4,435
WPP PLC, ADR (L)	1,402	95,855
Yell Group PLC (I)(L)	10,556	631
Zee Learn, Ltd. (I)	711	206
Zenrin Company, Ltd.	500	5,053
Zon Multimedia SA	2,647	8,998

		4,666,823
Multiline Retail - 0.6%
Aeon Company BHD	1,500	4,657
Big Lots, Inc. (I)	600	25,812
Canadian Tire Corp., Ltd.	400	25,850
Clicks Group, Ltd. (I)	2,382	13,915
David Jones, Ltd.	5,125	12,863
Debenhams PLC	18,950	24,474
Dillard’s, Inc., Class A	500	31,510
Dollar Tree, Inc. (I)	700	66,143
Dollarama, Inc.	362	16,883
Don Quijote Company, Ltd.	200	7,263
El Puerto de Liverpool SAB de CV	1,200	9,839
Empresas La Polar SA	2,561	1,675
Family Dollar Stores, Inc.	600	37,968
Fred’s, Inc., Class A	300	4,383
H20 Retailing Corp.	1,000	8,725
Harvey Norman Holding, Ltd. (L)	5,854	12,199
Hyundai Department Store Company, Ltd.	96	14,753
Hyundai H & S Company, Ltd.	450	6,050
Indiabulls Wholesale Services, Ltd. (I)	504	81
Isetan Mitsukoshi Holdings, Ltd.	2,600	30,777
J Front Retailing Company, Ltd.	3,000	16,862

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
J.C. Penney Company, Inc. (L)	3,200	$113,376
Kohl’s Corp. (L)	1,742	87,152
Lifestyle International Holdings, Ltd.	4,500	11,474
Lojas Renner SA	900	30,913
Lotte Shopping Company, Ltd.	69	21,627
Macy’s, Inc.	6,100	242,353
Marisa Lojas SA	700	9,529
Marks & Spencer Group PLC	7,943	48,126
Marui Group Company, Ltd.	1,500	12,613
Matsuya Company, Ltd. (I)	500	4,512
Mitra Adiperkasa Tbk PT	6,000	4,172
Mothercare PLC (I)	561	1,491
Myer Holdings, Ltd.	6,514	15,794
New World Department Store China, Ltd.	8,000	5,140
Next PLC	781	37,231
Nordstrom, Inc.	1,300	72,436
Parkson Holdings BHD	5,712	10,030
PCD Stores Group, Ltd.	16,000	2,277
PPR	344	59,146
Ramayana Lestari Sentosa Tbk PT	106,000	9,079
Ripley Corp., SA	7,726	9,092
Saks, Inc. (I)(L)	1,600	18,576
Sears Holdings Corp. (I)(L)	600	39,750
Shinsegae Company, Ltd.	42	8,862
Stockmann OYJ Abp, Series B	271	5,839
Target Corp.	3,900	227,253
The Reject Shop, Ltd.	168	2,107
Tuesday Morning Corp. (I)	900	3,456
Woolworths Holdings, Ltd.	4,691	29,448

		1,515,536
Specialty Retail - 1.6%
Aaron’s, Inc.	650	16,835
ABC-MART, Inc.	100	3,764
Abercrombie & Fitch Company, Class A	800	39,688
Advance Auto Parts, Inc.	700	61,999
Aeropostale, Inc. (I)	697	15,069
American Eagle Outfitters, Inc.	1,879	32,300
Americas Car-Mart, Inc. (I)	200	8,796
ANN, Inc. (I)	300	8,592
ARB Corp., Ltd.	509	4,858
Asbury Automotive Group, Inc. (I)	500	13,500
Ascena Retail Group, Inc. (I)	800	35,456
Autobacs Seven Company, Ltd.	300	14,484
Automotive Holdings Group	166	409
AutoNation, Inc. (I)	600	20,586
AutoZone, Inc. (I)	200	74,360
Barnes & Noble, Inc. (I)(L)	1,000	13,250
Bed Bath & Beyond, Inc. (I)	1,092	71,821
Belle International Holdings, Ltd.	23,000	41,344
Best Buy Company, Inc. (L)	3,100	73,408
Best Denki Company, Ltd. (I)	500	1,238
Beter Bed Holding NV	234	5,273
Big 5 Sporting Goods Corp.	400	3,136
Bilia AB	225	4,451
BMTC Group, Inc., Class A (I)	200	3,832
Brown Shoe Company, Inc.	800	7,384
Build-A-Bear Workshop, Inc. (I)	600	3,150
Cabela’s, Inc. (I)	800	30,520
CarMax, Inc. (I)(L)	1,700	58,905
Casual Male Retail Group, Inc. (I)	800	2,688
Charles Voegele Holding AG (I)	176	3,837
Charming Shoppes, Inc. (I)	2,600	15,340
Chico’s FAS, Inc.	1,500	22,650
Chiyoda Company, Ltd.	200	4,025

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Christopher & Banks Corp. (I)	600	$1,116
Citi Trends, Inc. (I)	300	3,438
Clas Ohlson AB	376	5,957
Collective Brands, Inc. (I)	700	13,762
Conn’s, Inc. (I)	988	15,166
DCM Japan Holdings Company, Ltd.	1,400	11,135
Destination Maternity Corp.	200	3,714
Dick’s Sporting Goods, Inc.	600	28,848
Dickson Concepts International, Ltd.	7,500	4,152
Dixons Retail PLC (I)	27,929	8,326
Douglas Holding AG	377	16,795
DSW, Inc., Class A	286	15,664
Dufry Group AG (I)	164	21,424
Dunelm Group PLC	675	5,601
EDION Corp.	500	3,515
Esprit Holdings, Ltd.	7,313	14,770
Etam Developpement SA (I)	178	3,369
Express, Inc. (I)	700	17,486
Fast Retailing Company, Ltd.	200	45,872
Fielmann AG	101	9,712
Foot Locker, Inc.	2,300	71,415
Fourlis SA (I)	160	293
GameStop Corp., Class A	1,500	32,760
Genesco, Inc. (I)	400	28,660
Giordano International, Ltd.	8,000	6,159
GOME Electrical
Appliances Holdings, Ltd. (I)	74,000	15,331
Group 1 Automotive, Inc.	500	28,085
Grupo Elektra SAB de CV	125	11,685
Guess?, Inc. (L)	800	25,000
Halfords Group PLC	3,088	15,359
Haverty Furniture Companies, Inc.	300	3,330
Hennes & Mauritz AB, B Shares	3,245	117,384
hhgregg, Inc. (I)(L)	500	5,690
Hibbett Sports, Inc. (I)(L)	400	21,820
HMV Group PLC (I)	2,045	147
HOT Topic, Inc.	1,000	10,150
Howden Joinery Group PLC (I)	6,088	12,105
Inditex SA	970	92,889
JB Hi-Fi, Ltd. (L)	480	5,453
JD Group, Ltd.	2,907	18,768
Jos A. Bank Clothiers, Inc. (I)	300	15,123
JUMBO SA (I)	213	1,042
Kesa Electricals PLC	3,019	3,386
Kingfisher PLC	14,651	71,839
Kirkland’s, Inc. (I)	500	8,090
Kohnan Shoji Company, Ltd.	300	4,754
Leon’s Furniture, Ltd.	300	3,639
Lewis Group, Ltd.	1,301	12,946
Limited Brands, Inc. (L)	1,200	57,600
Lowe’s Companies, Inc.	13,000	407,940
MarineMax, Inc. (I)	300	2,469
Midas, Inc. (I)	200	2,296
Mobilezone Holding AG	918	10,426
Monro Muffler Brake, Inc. (L)	300	12,447
New York & Company, Inc. (I)	200	746
Nishimatsuya Chain Company, Ltd.	100	819
Nitori Holdings Company, Ltd.	50	4,528
O’Reilly Automotive, Inc. (I)	900	82,215
Office Depot, Inc. (I)	5,200	17,940
OfficeMax, Inc. (I)(L)	1,000	5,720
Orchard Supply Hardware Stores Corp. (I)	49	1,012
Osim International, Ltd.	1,000	1,006
Paris Miki, Inc.	800	5,582
Pendragon PLC (I)	26,477	5,716

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc. (L)	1,200	$29,556
PEP Boys - Manny, Moe & Jack (I)(L)	1,100	16,412
PetSmart, Inc. (L)	700	40,054
Pier 1 Imports, Inc.	1,600	29,088
Point, Inc.	250	9,237
Praktiker AG (I)	439	1,076
Premier Investments, Ltd.	906	5,252
RadioShack Corp. (L)	1,730	10,761
Reitmans Canada, Ltd., Class A	500	7,639
Rent-A-Center, Inc.	500	18,875
RONA, Inc.	1,300	12,238
Ross Stores, Inc.	2,200	127,820
Rue21, Inc. (I)	400	11,736
Sally Beauty Holdings, Inc. (I)	2,450	60,760
Sanrio Company, Ltd.	300	11,708
Select Comfort Corp. (I)	800	25,912
Shimamura Company, Ltd.	200	22,454
Shoe Carnival, Inc. (I)	300	9,666
Signet Jewelers, Ltd.	1,076	50,873
Sonic Automotive, Inc.	600	10,746
Stage Stores, Inc. (L)	500	8,120
Staples, Inc.	6,825	110,429
Statoil Fuel & Retail ASA	146	930
Stein Mart, Inc. (I)	700	4,620
Super Cheap Auto Group, Ltd.	1,220	9,643
Super Group, Ltd. (I)	12,725	22,848
Systemax, Inc. (I)	700	11,802
Talbots, Inc. (I)(L)	900	2,727
The Buckle, Inc.	350	16,765
The Cato Corp., Class A (L)	400	11,056
The Children’s Place Retail Stores, Inc. (I)	200	10,334
The Finish Line, Inc., Class A	300	6,366
The Foschini Group, Ltd.	2,097	33,835
The Gap, Inc.	3,528	92,222
The Home Depot, Inc.	13,104	659,262
The Men’s Wearhouse, Inc.	900	34,893
The Wet Seal, Inc., Class A (I)(L)	2,000	6,900
Thorn Group, Ltd.	3,594	5,846
Tiffany & Company (L)	900	62,217
TJX Companies, Inc.	3,530	140,176
Tractor Supply Company	400	36,224
Truworths International, Ltd.	2,922	30,772
Ulta Salon Cosmetics & Fragrance, Inc.	356	33,069
Urban Outfitters, Inc. (I)	1,100	32,021
Valora Holding AG	66	15,132
Vitamin Shoppe, Inc. (I)	300	13,263
West Marine, Inc. (I)	300	3,594
WH Smith PLC	730	6,369
Williams-Sonoma, Inc.	900	33,732
Yamada Denki Company, Ltd.	430	27,012
Zale Corp. (I)	300	927
Zumiez, Inc. (I)(L)	597	21,558

		4,245,061
Textiles, Apparel & Luxury Goods - 0.6%
361 Degrees International, Ltd.	9,000	2,737
Adidas AG	972	75,886
Anta Sports Products, Ltd.	1,000	1,043
Asics Corp.	1,000	11,396
Billabong International, Ltd. (L)	3,565	10,254
Bombay Rayon Fashions, Ltd.	71	350
Bosideng International Holdings, Ltd.	32,000	9,926
Burberry Group PLC	1,623	38,835
C C Land Holdings, Ltd.	7,000	1,441
Carter’s, Inc. (I)(L)	800	39,816

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Chaoyue Group, Ltd. (I)	45,000	$1,124
China Dongxiang Group Company (I)	27,000	4,518
Christian Dior SA	189	28,993
Cia Hering	800	20,663
Cie Financiere Richemont SA	1,555	97,636
Coach, Inc.	1,300	100,464
Columbia Sportswear Company	400	18,980
Crocs, Inc. (I)	900	18,828
Daphne International Holdings, Ltd.	10,000	13,664
Deckers Outdoor Corp. (I)(L)	400	25,220
Descente, Ltd.	2,000	12,541
Fossil, Inc. (I)(L)	407	53,716
G-III Apparel Group, Ltd. (I)	200	5,684
Geox SpA	1,356	4,428
Gerry Weber International AG	118	4,530
Gildan Activewear, Inc.	600	16,512
Grendene SA	1,900	10,304
Gunze, Ltd.	3,000	8,802
Handsome Company, Ltd.	480	14,113
Hanesbrands, Inc. (I)	800	23,632
Hermes International SA	85	28,642
IC Companys A/S	52	1,089
Iconix Brand Group, Inc. (I)(L)	1,200	20,856
Japan Wool Textile Company, Ltd.	1,000	7,807
K-Swiss, Inc., Class A (I)	400	1,640
Koninklijke Ten Cate NV	400	13,908
Kurabo Industries, Ltd.	3,000	5,869
Lee & Man Handbags Holding, Ltd.	8,000	906
Li Ning Company, Ltd. (I)	5,000	5,315
LPP SA	4	3,390
Luxottica Group SpA	390	14,075
Luxottica Group SpA, ADR (L)	400	14,428
LVMH Moet Hennessy Louis Vuitton SA	682	117,167
Maidenform Brands, Inc. (I)	400	9,004
Makalot Industrial Company, Ltd.	1,000	2,976
Ming Fung Jewellery Group, Ltd. (I)	110,000	6,806
Movado Group, Inc.	300	7,365
New Wave Group AB	1,015	5,246
NG2 SA	20	370
NIKE, Inc., Class B	1,578	171,118
Onward Kashiyama Company, Ltd.	1,000	8,158
Oxford Industries, Inc.	100	5,082
Peak Sport Products Company, Ltd.	8,000	1,936
Perry Ellis International, Inc. (I)	200	3,734
Ports Design, Ltd.	2,500	3,655
Pou Chen Corp.	11,596	10,079
PVH Corp.	700	62,531
Quiksilver, Inc. (I)	1,800	7,272
Ralph Lauren Corp.	300	52,299
RG Barry Corp.	344	4,197
Ruentex Industries, Ltd.	5,730	11,224
Safilo Group SpA (I)	447	2,823
Sanyo Shokai, Ltd.	1,000	2,715
Seiko Holdings Corp.	1,000	2,418
Seiren Company, Ltd.	500	3,339
Shenzhou International Group Holdings, Ltd.	6,000	11,475
Shinkong Textile Company, Ltd.	1,000	1,383
Skechers U.S.A., Inc., Class A (I)	400	5,088
Stella International Holdings, Ltd.	4,000	9,709
Steven Madden, Ltd. (I)	450	19,238
Taiwan Paiho, Ltd.	3,000	2,350
Texhong Textile Group, Ltd. (I)	12,000	3,391
The Jones Group, Inc.	1,300	16,328
The Swatch Group AG	69	5,553
The Swatch Group AG, BR Shares	111	51,173

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Warnaco Group, Inc. (I)	400	$23,360
Tod’s SpA	46	5,173
Toyobo Company, Ltd.	10,000	14,276
True Religion Apparel, Inc. (I)	400	10,960
Tsi Holdings Company, Ltd.	1,000	6,374
Under Armour, Inc., Class A (I)	200	18,800
Unifi, Inc. (I)	466	4,502
Unitika, Ltd. (I)	1,000	629
Van De Velde NV (I)	98	5,489
VF Corp. (L)	361	52,699
Wacoal Corp.	1,000	11,914
Weiqiao Textile Company, H Shares (I)	11,000	5,611
Wolverine World Wide, Inc.	559	20,784
XTEP International Holdings	14,500	6,544
Youngone Holdings Company, Ltd.	130	6,555
Yue Yuen Industrial Holdings, Ltd.	4,000	14,097

		1,628,930

		22,407,202
Consumer Staples - 5.7%
Beverages - 1.1%
A.G. Barr PLC	679	12,823
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	14,800
Anheuser-Busch InBev NV	3,662	266,842
Arca Continental SAB de CV	2,239	10,702
Asahi Group Holdings, Ltd.	1,100	24,471
Baron de Ley SA (I)	66	3,937
Beam, Inc.	1,500	87,855
Boston Beer Company, Inc. (I)	100	10,679
Britvic PLC	1,286	7,912
Brown Forman Corp., Class B	450	37,526
C&C Group PLC	985	5,075
C&C Group PLC	1,137	5,836
Carlsberg A/S	502	41,555
Central European Distribution Corp. (I)(L)	1,000	5,110
Cia Cervecerias Unidas SA, ADR (L)	227	17,863
Coca Cola Hellenic
Bottling Company S.A.,ADR (I)	1,000	19,470
Coca-Cola Amatil, Ltd.	2,260	29,279
Coca-Cola Bottling Company Consolidated	100	6,274
Coca-Cola Enterprises, Inc.	2,600	74,360
Coca-Cola Femsa SAB de CV, ADR	240	25,418
Coca-Cola West Japan Company, Ltd.	200	3,513
Constellation Brands, Inc., Class A (I)	1,801	42,486
Cott Corp. (I)	800	5,277
Davide Campari Milano SpA	2,064	14,051
Diageo PLC, ADR (L)	1,500	144,750
Dr. Pepper Snapple Group, Inc. (L)	1,600	64,336
Fomento Economico Mexicano SAB
de CV, ADR	960	78,979
Grupo Modelo SAB de CV	2,500	17,528
Guinness Anchor BHD	1,000	4,272
Heineken NV	837	46,509
Hey Song Corp.	2,000	2,527
Hite Holdings Company, Ltd.	51	509
ITO EN, Ltd.	400	7,183
Jinro, Ltd.	291	6,616
Kirin Holdings Company, Ltd.	4,000	52,092
Laurent-Perrier SA	19	2,039
Lotte Chilsung Beverage Company, Ltd.	10	10,735
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,548
Molson Coors Brewing Company, Class B	1,400	63,350
Monster Beverage Corp. (I)	1,000	62,090
National Beverage Corp. (I)	651	10,442

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Olvi OYJ	100	$2,330
PepsiCo, Inc.	7,234	479,976
Pernod-Ricard SA	996	104,127
Remy Cointreau SA	192	19,514
Royal Unibrew A/S	164	11,410
SABMiller PLC	3,982	159,800
San Miguel Corp.	4,430	11,749
Sapporo Holdings, Ltd.	2,000	7,424
The Coca-Cola Company	9,579	708,942
Treasury Wine Estates, Ltd.	5,236	22,249
Tsingtao Brewery Company, Ltd., H Shares	2,000	10,763
United Spirits, Ltd.	763	9,095
Vina Concha Y Toro SA, ADR (L)	300	13,788

		2,916,786
Food & Staples Retailing - 1.3%
AEON Company, Ltd.	2,700	35,506
Alimentation Couche Tard, Inc.	600	19,700
Arcs Company, Ltd.	500	9,283
Axfood AB	100	3,593
BIM Birlesik Magazalar AS	412	15,614
Booker Group PLC	1,351	1,821
Carrefour SA	2,897	69,408
Casey’s General Stores, Inc.	400	22,184
Casino Guichard Perrachon SA (I)	470	46,303
Centros Comerciales Sudamericanos SA	3,266	21,591
China Resources Enterprises, Ltd.	8,000	27,871
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	500	23,810
Circle K Sunkus Company, Ltd.	300	6,440
Colruyt SA	325	13,061
Costco Wholesale Corp.	2,000	181,600
CP ALL PCL	8,400	17,835
CVS Caremark Corp.	7,542	337,882
Delhaize Group	700	36,820
Distribuidora Internacional
de Alimentacion SA (I)	2,447	12,128
E-Mart Company, Ltd.	121	26,622
Emperia Holding SA	242	8,408
Empire Company, Ltd.	200	11,549
Eurocash SA	556	6,267
FamilyMart Company, Ltd.	300	12,715
George Weston, Ltd.	200	12,698
Guyenne & Gascogne SA	102	11,046
Hakon Invest AB	156	2,702
Harashin Narus Holdings Company, Ltd.	400	6,675
Harris Teeter Supermarkets, Inc.	400	16,040
Heng Tai Consumables Group, Ltd. (I)	7,875	319
Inageya Company, Ltd.	200	2,237
Indiabulls Infrastructure and Power, Ltd.	11,900	1,809
Ingles Markets, Inc.	100	1,764
Izumiya Company, Ltd.	1,000	5,435
J Sainsbury PLC	7,516	37,414
Jeronimo Martins SGPS SA	1,266	25,805
Kesko OYJ	469	15,213
Koninklijke Ahold NV	4,990	69,131
Lawson, Inc.	300	18,917
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	5,683
Liquor Stores N.A., Ltd.	149	2,625
Loblaw Companies, Ltd.	800	27,286
Massmart Holdings, Ltd.	579	12,242
Matsumotokiyoshi Holdings Company, Ltd.	500	10,880
Metcash, Ltd.	4,536	20,204
Metro AG	661	25,563

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Metro, Inc.	500	$26,663
Nash Finch Company	200	5,684
Olam International, Ltd.	11,000	20,638
Organizacion Soriana SAB de CV (I)	5,100	14,753
Pick’n Pay Stores, Ltd.	1,977	11,212
Pricesmart, Inc.	300	21,843
Raia Drogasil SA	1,300	12,641
Rallye SA	369	13,869
Safeway, Inc.	3,700	74,777
Seven & I Holdings Company, Ltd.	2,700	80,562
Shoppers Drug Mart Corp. (L)	1,116	49,006
Shoprite Holdings, Ltd.	1,832	32,798
Shufersal, Ltd.	1,097	4,006
Sligro Food Group NV	122	3,963
Spartan Stores, Inc.	200	3,624
Sundrug Company, Ltd.	400	12,413
SUPERVALU, Inc. (L)	2,900	16,559
Susser Holdings Corp. (I)	200	5,134
Sysco Corp. (L)	2,459	73,426
Taiwan Tea Corp.	18,218	9,482
Tesco PLC	27,713	146,248
The Andersons, Inc. (L)	300	14,607
The Kroger Company	3,240	78,505
The Pantry, Inc. (I)	300	3,903
The Spar Group, Ltd.	1,244	18,810
United Natural Foods, Inc. (I)	500	23,330
UNY Company, Ltd.	1,000	10,909
Wal-Mart de Mexico SAB de CV	22,200	74,493
Wal-Mart Stores, Inc.	8,859	542,171
Walgreen Company	5,720	191,563
Weis Markets, Inc.	300	13,080
Wesfarmers, Ltd.	4,261	132,546
Whole Foods Market, Inc.	700	58,240
WM Morrison Supermarket PLC	14,470	68,955
Woolworths, Ltd.	3,929	105,756
X5 Retail Group NV, GDR (I)	473	10,866

		3,286,734
Food Products - 1.7%
AarhusKarlshamn AB	127	4,011
Afgri, Ltd.	8,620	7,163
Ajinomoto Company, Inc.	3,000	37,786
Alico, Inc.	100	2,311
Archer-Daniels-Midland Company	4,659	147,504
Aryzta AG (I)	591	29,193
Asian Bamboo AG (L)	217	3,361
Asian Citrus Holdings, Ltd.	1,000	685
Asiatic Development BHD	2,500	7,744
Associated British Foods PLC	1,953	38,145
Astra Agro Lestari Tbk PT	2,000	5,105
Astral Foods Ltd.	425	6,930
Atria PLC	525	3,994
Austevoll Seafood ASA	935	3,580
AVI, Ltd.	4,242	25,667
Bakrie Sumatera Plantations Tbk PT	124,000	3,999
Barry Callebaut AG (I)	15	15,032
Binggrae Company, Ltd.	108	5,397
Bisi International PT	47,500	4,468
Bonduelle SCA	60	5,888
Bongrain SA	43	2,967
BRF - Brasil Foods SA, ADR (L)	2,654	53,107
Bunge, Ltd. (L)	1,300	88,972
Calavo Growers, Inc.	300	8,034
Campbell Soup Company (L)	1,844	62,419
Campofrio Alimentacion SA	204	1,748

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	$3,702
Charoen Pokphand Foods PCL	9,600	11,592
Charoen Pokphand Indonesia Tbk PT	44,500	13,446
China Agri-Industries Holdings, Ltd.	10,000	6,616
China Foods, Ltd.	6,000	5,779
China Green Holdings, Ltd. (I)	3,000	938
China Huiyuan Juice Group, Ltd. (I)	11,000	3,441
China Mengniu Dairy Company, Ltd.	8,000	23,294
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	8,495
China Yurun Food Group, Ltd. (I)	10,000	14,193
Chiquita Brands International, Inc. (I)	500	4,395
CJ CheilJedang Corp.	65	19,283
ConAgra Foods, Inc.	4,000	105,040
Copeinca ASA (I)	560	4,080
Corn Products International, Inc.	700	40,355
Cosan SA Industria e Comercio	1,300	24,185
CSM NV	366	6,571
Dairy Crest Group PLC	1,305	6,952
Danone SA	1,684	117,431
Darling International, Inc. (I)	1,200	20,904
Dean Foods Company (I)	2,300	27,853
Deoleo SA (I)	2,018	1,143
Diamond Foods, Inc. (I)(L)	300	6,846
Dole Food Company, Inc. (I)(L)	1,500	14,970
Dydo Drinco, Inc.	100	3,988
East Asiatic Company, Ltd. A/S	298	8,705
Ebro Foods SA	858	16,653
Elders, Ltd. (I)	1,707	407
Empresas Iansa SA	65,744	5,450
Farmer Brothers Company (I)(L)	400	4,356
Flowers Foods, Inc.	1,050	21,389
Fresh Del Monte Produce, Inc.	500	11,420
Fuji Oil Company, Ltd.	400	5,694
General Mills, Inc.	2,900	114,405
Glanbia PLC (Dublin Exchange)	1,295	9,605
Global Bio-Chem Technology
Group Company, Ltd.	14,000	2,744
Golden Agri-Resources, Ltd.	51,000	31,836
Goodman Fielder, Ltd. (I)	25,003	17,890
GrainCorp., Ltd.	1,090	10,220
Green Mountain Coffee Roasters, Inc. (I)(L)	950	44,498
Greencore Group PLC	975	1,189
Greggs PLC	350	2,915
Gruma SAB de CV, ADR (I)	200	2,150
Grupo Bimbo SAB de CV	7,300	17,038
Grupo Herdez SAB de CV	2,700	5,593
H.J. Heinz Company	1,402	75,077
Hormel Foods Corp.	1,694	50,007
Illovo Sugar, Ltd. (I)	1,857	6,133
Indofood Agri Resources, Ltd. (I)	4,000	4,945
Indofood Sukses Makmur Tbk PT	31,000	16,429
Industrias Bachoco SAB de CV, ADR (L)	383	8,066
IOI Corp. BHD	11,153	19,436
J&J Snack Foods Corp.	190	9,967
Japfa Comfeed Indonesia Tbk PT	4,000	1,804
JBS SA (I)	3,600	14,791
Kagome Company, Ltd.	200	3,916
Kameda Seika Company, Ltd.	400	7,428
Keck Seng BHD	2,700	3,599
Kellogg Company (L)	1,128	60,495
Kerry Group PLC	639	29,574
KEY Coffee, Inc.	300	5,417
Kikkoman Corp.	2,000	23,260
Kraft Foods, Inc., Class A	10,600	402,906

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Kuala Lumpur Kepong BHD	2,600	$20,875
Kulim Malaysia BHD	4,600	6,276
KWS Saat AG	30	6,765
Lancaster Colony Corp.	200	13,292
Lifeway Foods, Inc. (I)	200	1,850
Lindt & Spruengli AG - REG (I)	1	37,209
Lotte Confectionery Company, Ltd.	5	7,322
M Dias Branco SA	300	7,856
Maple Leaf Foods, Inc.	1,300	15,497
Marfrig Frigorificos e Comercio
de Alimentos SA	1,000	6,300
Marine Harvest	21,345	11,016
Marudai Food Company, Ltd.	2,000	7,771
Maruha Group, Inc.	3,000	5,276
Mayora Indah Tbk PT	5,000	10,504
McCormick & Company, Inc., Non-
Voting Shares (L)	800	43,544
Mead Johnson Nutrition Company	1,000	82,480
Megmilk Snow Brand Company, Ltd.	500	9,370
MEIJI Holdings Company, Ltd.	500	21,884
Morinaga Milk Industry Company, Ltd.	3,000	11,791
Namyang Dairy Products Company, Ltd.	12	7,774
Nestle India, Ltd.	107	9,742
Nestle Malaysia BHD	400	7,314
Nestle SA	11,571	728,218
NICHIREI Corp.	2,000	9,407
Nippon Flour Mills Company, Ltd.	1,000	4,599
Nippon Meat Packers, Inc.	2,000	25,518
Nippon Suisan Kaisha, Ltd.	1,200	4,109
Nisshin Oillio Group, Ltd.	2,000	8,289
Nisshin Seifun Group, Inc.	1,500	18,244
Nissin Food Products Company, Ltd.	300	11,228
Nong Shim Company, Ltd.	25	5,012
Nutreco Holding NV	195	14,022
Osem Investments, Ltd.	395	6,106
Parmalat SpA	324	810
Perdigao SA	984	19,406
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	4,242
Pilgrim’s Pride Corp. (I)	2,656	19,814
Pioneer Foods, Ltd.	1,044	8,091
Post Holdings, Inc.	300	9,879
PPB Group BHD	3,800	20,958
Premier Foods PLC (I)	51,558	13,397
Q.P. Corp.	900	13,294
Ralcorp Holdings, Inc. (I)	600	44,454
REI Agro, Ltd.	10,562	2,532
Ridley Corp., Ltd.	3,902	4,736
Sampoerna Agro Tbk PT	18,000	7,041
Samyang Corp.	58	2,354
Samyang Holdings Corp.	78	5,111
Sanderson Farms, Inc.	200	10,606
Sao Martinho SA	500	6,407
Saputo, Inc. (L)	500	21,660
Sara Lee Corp.	2,700	58,131
Seneca Foods Corp., Class A (I)	200	5,268
Sinarmas Land, Ltd. (I)	9,000	2,503
Sipef SA	36	3,389
SLC Agricola SA	200	2,135
Smart Balance, Inc. (I)	1,172	7,747
Smithfield Foods, Inc. (I)	1,700	37,451
Snyders-Lance, Inc.	900	23,265
Tata Tea, Ltd.	3,900	8,554
Tate & Lyle PLC	3,238	36,509
The Hain Celestial Group, Inc. (I)	300	13,143

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The Hershey Company	800	$49,064
The J.M. Smucker Company	1,000	81,360
Tiger Brands, Ltd.	1,136	39,939
Tingyi (Cayman Islands) Holding Corp.	10,000	28,703
Tongaat Hulet, Ltd.	519	7,053
Tootsie Roll Industries, Inc. (L)	448	10,265
TreeHouse Foods, Inc. (I)	400	23,800
Tyson Foods, Inc., Class A	2,900	55,535
Ulker Gida Sanayi ve Ticaret AS	2,983	9,439
Uni-President China Holdings, Ltd.	16,000	11,230
Uni-President Enterprises Corp.	14,119	19,546
Unilever NV	4,041	137,506
Unilever PLC, ADR	3,952	130,614
United Plantations BHD	900	7,335
Viscofan SA	232	10,388
Vitasoy International Holdings, Ltd.	12,000	9,293
Viterra, Inc.	3,072	49,000
Want Want China Holdings, Ltd.	27,000	30,049
Wilmar International, Ltd.	7,000	27,385
Yakult Honsha Company, Ltd.	500	17,235
Yamazaki Baking Company, Ltd.	1,000	14,377

		4,516,572
Household Products - 0.7%
Central Garden & Pet Company (I)	400	3,764
Central Garden & Pet Company, Class A (I)	300	2,889
Church & Dwight Company, Inc.	1,000	49,190
Clorox Company	800	55,000
Colgate-Palmolive Company	2,228	217,854
Energizer Holdings, Inc. (I)	700	51,926
Henkel AG & Company, KGaA	631	39,367
Hindustan Unilever, Ltd.	1,743	13,916
Hypermarcas SA	1,400	9,855
Kao Corp.	2,000	52,757
Kimberly-Clark Corp.	1,800	133,002
Kimberly-Clark de Mexico SAB de CV	9,000	20,119
LG Household & Health Care, Ltd.	46	24,095
Lion Corp.	1,000	5,731
McBride PLC (I)	3,988	7,843
PZ Cussons PLC	1,458	6,989
Reckitt Benckiser Group PLC	1,985	112,270
Spectrum Brands Holdings, Inc. (I)	600	20,976
The Procter & Gamble Company	16,177	1,087,256
Unicharm Corp.	200	10,574
Vinda International Holdings, Ltd.	3,000	4,627
WD-40 Company	94	4,263

		1,934,263
Personal Products - 0.2%
Aderans Company, Ltd. (I)	200	2,283
Amorepacific Corp.	25	26,385
Atrium Innovations, Inc. (I)	65	748
Avon Products, Inc.	2,800	54,208
Beiersdorf AG	429	28,017
Colgate-Palmolive India, Ltd.	468	10,324
Dabur India, Ltd.	4,276	8,954
Elizabeth Arden, Inc. (I)	300	10,494
Fancl Corp.	300	4,040
Gillette India, Ltd.	134	6,627
Hengan International Group Company, Ltd.	4,000	40,264
Herbalife, Ltd.	600	41,292
Inter Parfums, Inc.	500	7,845
Kobayashi Pharmaceutical Company, Ltd.	200	10,027
Kose Corp.	200	4,546
L’Oreal SA	749	92,373

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Natura Cosmeticos SA	600	$13,049
Nu Skin Enterprises, Inc., Class A (L)	700	40,537
Nutraceutical International Corp. (I)	300	4,368
Oriflame Cosmetics SA	111	4,285
Pacific Corp.	43	10,002
Prestige Brands Holdings, Inc. (I)	1,300	22,724
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,337
Revlon, Inc. (I)	600	10,350
Shiseido Company, Ltd.	1,400	24,282
The Estee Lauder Companies, Inc., Class A	1,000	61,940
USANA Health Sciences, Inc. (I)	200	7,466

		549,767
Tobacco - 0.7%
Alliance One International, Inc. (I)(L)	2,600	9,802
Altria Group, Inc.	9,064	279,806
British American Tobacco Malaysia BHD	800	14,782
British American Tobacco PLC, ADR	3,212	325,119
Gudang Garam Tbk PT	2,000	12,035
Imperial Tobacco Group PLC	5,091	206,401
Imperial Tobacco Group, ADR	219	17,820
ITC, Ltd.	7,551	33,516
Japan Tobacco, Inc.	13	73,688
KT&G Corp.	500	35,400
Lorillard, Inc.	700	90,636
Philip Morris International, Inc.	7,807	691,778
Reynolds American, Inc.	1,500	62,160
Souza Cruz SA	2,000	30,677
Swedish Match AB	922	36,713
Universal Corp.	150	6,990
Vector Group, Ltd. (L)	1,168	20,697

		1,948,020

		15,152,142
Energy - 7.0%
Energy Equipment & Services - 1.1%
Aker ASA, Series A	250	8,197
Aker Solutions ASA	700	11,867
AMEC PLC	2,895	51,277
Atwood Oceanics, Inc. (I)	600	26,934
Baker Hughes, Inc.	2,888	121,123
Basic Energy Services, Inc. (I)(L)	600	10,410
BGR Energy Systems, Ltd.	542	3,469
Bourbon SA	210	6,256
Bristow Group, Inc.	400	19,092
BW Offshore, Ltd.	2,640	3,520
Cal Dive International, Inc. (I)(L)	2,200	7,260
Calfrac Well Services, Ltd.	200	5,594
Cameron International Corp. (I)	1,100	58,113
Canyon Services Group, Inc.	650	7,924
CARBO Ceramics, Inc.	300	31,635
China Oilfield Services, Ltd., H Shares	10,000	14,284
Cie Generale de Geophysique-Veritas (I)	928	27,568
Compagnie Generale de
Geophysique-Veritas (I)(L)	435	12,946
Dawson Geophysical Company (I)	200	6,870
Diamond Offshore Drilling, Inc. (L)	1,000	66,750
Dockwise, Ltd. (I)	60	1,238
DOF ASA (I)	400	2,563
Dresser-Rand Group, Inc. (I)	600	27,834
Dril-Quip, Inc. (I)	500	32,510
Ensign Energy Services, Inc.	1,200	17,938
Exterran Holdings, Inc. (I)(L)	1,200	15,828
Farstad Shipping ASA	96	3,018

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Flint Energy Services, Ltd. (I)	200	$4,997
FMC Technologies, Inc. (I)	1,500	75,630
Fred Olsen Energy ASA	80	3,140
Fugro NV	672	47,940
Gulf Islands Fabrication, Inc.	100	2,927
Gulfmark Offshore, Inc., Class A (I)	400	18,384
Halliburton Company	4,800	159,312
Heckmann Corp. (I)(L)	1,600	6,896
Helix Energy Solutions Group, Inc. (I)	900	16,020
Helmerich & Payne, Inc.	1,100	59,345
Hercules Offshore, Inc. (I)	900	4,257
Hornbeck Offshore Services, Inc. (I)	600	25,218
Integra Group Holdings-REG S GDR (I)	532	1,117
ION Geophysical Corp. (I)	1,500	9,675
John Wood Group PLC	3,042	34,938
Kencana Petroleum BHD (I)	17,200	17,684
Key Energy Services, Inc. (I)	1,400	21,630
KNM Group BHD (I)	6,100	1,662
Kvaerner ASA	700	1,990
Lamprell PLC	243	1,333
Lufkin Industries, Inc. (L)	400	32,260
Matrix Service Company (I)	500	7,005
McDermott International, Inc. (I)	2,500	32,025
Modec, Inc.	100	2,083
Nabors Industries, Ltd. (I)	2,700	47,223
National Oilwell Varco, Inc.	2,801	222,595
Natural Gas Services Group, Inc. (I)	100	1,320
Newpark Resources, Inc. (I)(L)	1,011	8,280
Noble Corp. (I)	100	3,747
North American Energy Partners, Inc. (I)	700	3,425
Oceaneering International, Inc.	800	43,112
Oil States International, Inc. (I)	500	39,030
Parker Drilling Company (I)	2,500	14,925
Pason Systems, Inc.	600	8,446
Patterson-UTI Energy, Inc. (L)	1,500	25,935
Petrofac, Ltd.	1,580	44,049
Petroleum Geo-Services ASA (I)	1,029	15,028
Pioneer Drilling Company (I)	900	7,920
Poseidon Concepts Corp.	862	12,116
Precision Drilling Corp. (I)	2,000	20,091
ProSafe ASA	1,104	8,791
Rowan Companies, Inc. (I)	1,100	36,223
RPC, Inc. (L)	1,650	17,507
Saipem SpA	1,324	68,345
SapuraCrest Petroleum BHD (I)	12,900	20,548
Savanna Energy Services Corp.	400	3,144
SBM Offshore NV (I)	1,250	25,528
Schlumberger, Ltd.	6,129	428,601
Schoeller-Bleckmann Oilfield Equipment AG	46	4,244
SEACOR Holdings, Inc. (I)	300	28,734
Seadrill, Ltd.	907	34,038
Seawell, Ltd./Bermuda (I)	243	603
Sevan Marine ASA (I)	512	1,431
Shawcor, Ltd., Class A	600	18,888
Shinko Plantech Company, Ltd.	700	5,997
Siem Offshore, Inc. (I)	1,271	2,445
Songa Offshore SE (I)	1,579	5,569
Subsea 7 SA (I)	1,520	40,313
Superior Energy Services, Inc. (I)	1,006	26,518
Swiber Holdings, Ltd. (I)	6,000	3,196
Technip SA	523	61,716
Tecnicas Reunidas SA	207	8,627
Tenaris SA (L)	1,200	45,876
Tesco Corp. (I)	200	2,838
Tetra Technologies, Inc. (I)	600	5,652

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Tidewater, Inc.	600	$32,412
TMK OAO, GDR	600	8,040
Total Energy Services, Inc.	400	6,436
Trican Well Service, Ltd.	900	13,219
Union Drilling, Inc. (I)	900	5,004
Unit Corp. (I)	500	21,380
Weatherford International, Ltd. (I)	5,000	75,450
Willbros Group, Inc. (I)	600	1,944
WorleyParsons, Ltd.	854	25,338

		2,801,323
Oil, Gas & Consumable Fuels - 5.9%
Adaro Energy Tbk PT	67,000	14,133
Advantage Oil & Gas, Ltd. (I)	1,400	4,702
Afren PLC (I)	4,344	9,281
Alpha Natural Resources, Inc. (I)	2,153	32,747
AltaGas, Ltd.	700	21,720
Anadarko Petroleum Corp.	3,300	258,522
Apache Corp. (L)	2,300	231,012
Approach Resources, Inc. (I)	400	14,780
Aquila Resources, Ltd. (I)	871	4,514
ARC Resources, Ltd. (L)	1,733	39,787
Arch Coal, Inc. (L)	2,300	24,633
Aurora Oil and Gas, Ltd. (I)	2,460	9,636
Australian Worldwide Exploration, Ltd.	6,149	12,712
Bangchak Petroleum PCL	6,900	5,301
Bankers Petroleum, Ltd. (I)	700	2,891
Banpu PCL	700	13,841
Bayan Resources Tbk PT	1,500	2,936
Baytex Energy Corp.	438	22,742
Beach Energy, Ltd.	24,430	37,217
Beach Energy, Ltd. (I)	3,053	4,651
Bellatrix Exploration, Ltd. (I)	2,700	14,238
Berry Petroleum Company, Class A	500	23,565
BG Group PLC	12,487	289,682
Bharat Petroleum Corp., Ltd.	635	8,744
Bill Barrett Corp. (I)(L)	700	18,207
BlackPearl Resources, Inc. (I)	1,800	7,615
Bonavista Energy Corp.	600	12,151
Bonheur ASA	169	3,845
BP PLC, ADR	14,000	630,000
BPZ Resources, Inc. (I)	1,200	4,836
Brightoil Petroleum Holdings Ltd	17,000	4,246
Bumi Resources Tbk PT	110,000	28,253
Cabot Oil & Gas Corp.	1,900	59,223
Cairn Energy PLC (I)	3,753	19,429
Cairn India, Ltd. (I)	1,480	9,686
Callon Petroleum Company (I)	700	4,403
Caltex Australia, Ltd.	1,328	19,115
Calvalley Petroleums, Inc. (I)	500	852
Cameco Corp.	2,100	45,076
Canadian Natural Resources, Ltd.	4,550	150,808
Canadian Oil Sands, Ltd.	1,531	32,295
Carrizo Oil & Gas, Inc. (I)(L)	400	11,304
Celtic Exploration, Ltd. (I)	600	8,746
Cenovus Energy, Inc.	2,356	84,797
Chennai Petroleum Corp., Ltd.	742	2,223
Chesapeake Energy Corp. (L)	5,200	120,484
Chevron Corp.	12,747	1,366,988
China Aviation Oil Singapore Corp., Ltd.	2,000	1,861
China Coal Energy Company, Ltd., H Shares	22,000	24,687
China Petroleum & Chemical Corp., ADR	720	78,278
China Qinfa Group, Ltd. (I)	4,000	913
China Shenhua Energy Company, Ltd.
H Shares (I)	11,000	46,293

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chinook Energy, Inc. (I)	716	$1,041
Cimarex Energy Company (L)	800	60,376
Clayton Williams Energy, Inc. (I)	300	23,832
Clean Energy Fuels Corp. (I)(L)	382	8,129
Cloud Peak Energy, Inc. (I)(L)	700	11,151
CNOOC, Ltd., ADR	540	110,317
Cockatoo Coal, Ltd. (I)	8,818	3,472
Compton Petroleum Corp. (I)	3	12
Comstock Resources, Inc. (I)(L)	600	9,498
Concho Resources, Inc. (I)	1,100	112,288
Connacher Oil and Gas, Ltd. (I)	1,300	1,251
ConocoPhillips	8,297	630,655
CONSOL Energy, Inc. (L)	2,200	75,020
Continental Resources, Inc. (I)	300	25,746
Corridor Resources, Inc. (I)	1,200	1,011
Cosmo Oil Company, Ltd.	4,000	11,132
Crescent Point Energy Corp.	800	34,440
Crew Energy, Inc. (I)	300	2,863
Crosstex Energy, Inc.	511	7,226
CVR Energy, Inc. (I)	1,100	29,425
Dart Energy, Ltd. (I)	4,100	1,275
Delek US Holdings, Inc.	336	5,211
Delta Dunia Makmur Tbk PT (I)	65,000	4,334
Denbury Resources, Inc. (I)	4,023	73,339
Det Norske Oljeselskap ASA (I)	1,244	19,300
Devon Energy Corp.	3,500	248,920
DNO International ASA (I)	4,000	7,090
Dragon Oil PLC	3,573	35,241
Dynamic Energy Holdings, Ltd. (I)	50,000	679
Ecopetrol SA, ADR (L)	610	37,265
El Paso Corp.	5,900	174,345
Enbridge Income Fund Holdings, Inc.	400	8,582
Enbridge, Inc.	1,968	76,435
Encana Corp. (L)	2,556	50,200
Enerflex, Ltd.	500	5,614
Energen Corp.	700	34,405
Energi Mega Persada Tbk PT (I)	760,500	15,213
Energy Partners, Ltd. (I)	600	9,966
Energy Resources of Australia, Ltd. (I)	1,102	1,473
Enerplus Corp. (L)	1,342	30,057
ENI SpA, ADR	5,848	273,803
Enquest PLC (I)	5,935	11,963
EOG Resources, Inc.	1,801	200,091
EQT Corp.	900	43,389
ERG SpA	259	2,294
Essar Oil, Ltd. (I)	3,444	3,621
Essar Shipping, Ltd.	1,514	798
Esso SAF	21	2,063
Etablissements Maurel et Prom SA	451	7,942
Euronav NV (I)	398	3,608
EXCO Resources, Inc. (L)	1,900	12,597
Extract Resources, Ltd. (I)	987	8,650
Exxon Mobil Corp.	27,915	2,421,068
Fairborne Energy, Ltd. (I)	400	882
Forest Oil Corp. (I)	1,500	18,180
Formosa Petrochemical Corp.	2,000	6,235
Frontline, Ltd. (I)	400	3,079
FX Energy, Inc. (I)(L)	1,300	7,072
Galp Energia SGPS SA	945	15,570
Gazprom Neft JSC, ADR	1,273	33,556
Gazprom OAO, ADR	455	5,628
Gazprom OAO, ADR (London Exchange)	21,776	266,303
GeoResources, Inc. (I)	300	9,822
Gloucester Coal Ltd. (I)	1,226	10,319
Gran Tierra Energy, Inc. (I)	1,749	11,002

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Great Eastern Shipping Company, Ltd.	515	$2,484
Green Plains Renewable Energy, Inc. (I)	400	4,316
Grupa Lotos SA (I)	726	6,356
GS Holdings Corp.	329	18,869
Guide Exploration, Ltd., Class A (I)	300	662
Gulfport Energy Corp. (I)	600	17,472
Harvest Natural Resources, Inc. (I)(L)	500	3,540
Hellenic Petroleum SA	1,357	10,503
Hess Corp.	2,164	127,568
Hindustan Petroleum Corp. Ltd.	939	5,607
HollyFrontier Corp.	2,042	65,650
Horizon Oil, Ltd. (I)	30,952	10,269
Houston American Energy Corp. (I)	500	2,610
Hunting PLC	1,178	17,840
Husky Energy, Inc. (L)	1,675	42,620
Idemitsu Kosan Company, Ltd.	200	19,949
Imperial Oil, Ltd.	750	34,077
Indian Oil Corp. Ltd.	2,260	11,654
Indo Tambangraya Megah Tbk PT	2,000	9,496
Inpex Corp.	8	54,328
IRPC PCL	74,400	11,287
Ivanhoe Energy, Inc. (I)	900	974
James River Coal Company (I)(L)	700	3,584
Japan Petroleum Exploration Company, Ltd.	200	9,395
JKX Oil & Gas PLC (I)	308	788
JX Holdings, Inc.	9,090	56,864
Keyera Corp.	500	20,623
King Stone Energy Group, Ltd. (I)	18,000	1,662
Kunlun Energy Company, Ltd.	16,000	28,828
Legacy Oil & Gas, Inc. (I)	800	7,427
Linc Energy, Ltd. (I)	3,876	4,622
Lone Pine Resources, Inc. (I)	918	5,967
Lukoil OAO, ADR	1,884	113,652
Lundin Petroleum AB (I)	2,903	62,287
Mangalore Refinery and Petrochemicals, Ltd.	2,861	3,844
Marathon Oil Corp.	5,000	158,500
Marathon Petroleum Corp.	1,894	82,124
Maurel & Prom Nigeria	1,051	2,901
McMoRan Exploration Company (I)	1,285	13,750
Medco Energi Internasional Tbk PT	35,000	8,234
Melrose Resources PLC	307	604
Mitsuuroko Company, Ltd.	700	4,521
MOL Hungarian Oil and Gas PLC (I)(L)	133	11,088
Mongolia Energy Company, Ltd. (I)	38,000	3,228
Motor Oil Hellas Corinth Refineries SA	798	6,495
Murphy Oil Corp.	1,300	73,151
NAL Energy Corp. (L)	1,129	8,999
Neste Oil OYJ	833	10,253
New Hope Corp., Ltd.	1,732	9,492
New Zealand Refining Company, Ltd.	491	1,159
Newfield Exploration Company (I)	1,200	41,616
Nexen, Inc.	3,547	65,040
Niko Resources, Ltd.	400	14,072
Noble Energy, Inc.	1,100	107,558
Norwegian Energy Company AS (I)	1,197	1,643
NuVista Energy, Ltd. (I)	800	2,960
Oasis Petroleum, Inc. (I)	1,100	33,913
Occidental Petroleum Corp.	5,101	485,768
Oil Refineries, Ltd. (I)	5,510	3,214
Oil Search, Ltd.	5,233	37,811
OMV AG	732	26,017
Open Range Energy Corp. (I)	976	1,174
Origin Energy, Ltd.	5,304	73,375
Overseas Shipholding Group, Inc. (I)(L)	500	6,315
PA Resources AB (I)	475	123

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp.	1,300	$37,979
Paladin Resources, Ltd. (I)	5,205	9,895
Panhandle Oil and Gas, Inc.	100	2,948
Paramount Resources, Ltd. (I)	300	8,623
Parkland Fuel Corp.	583	7,844
Patriot Coal Corp. (I)(L)	1,400	8,736
Paz Oil Company, Ltd.	59	8,021
Peabody Energy Corp.	2,000	57,920
Pembina Pipeline Corp.	600	16,951
Pengrowth Energy Trust (L)	2,784	26,097
Penn Virginia Corp. (L)	500	2,275
Penn West Petroleum, Ltd. (L)	3,360	65,654
Perpetual Energy, Inc. (I)	1,900	1,429
PetroBakken Energy, Ltd., Class A	921	15,337
Petrobank Energy & Resources, Ltd. (I)	1,000	15,860
PetroChina Company, Ltd., H Shares	78,000	109,234
Petroleo Brasileiro SA, ADR	6,282	166,850
Petroleo Brasileiro SA, Class A, ADR	9,044	231,165
Petroleum Development Corp. (I)	400	14,836
Petrominerales, Ltd.	1,014	18,858
Petronas Dagangan BHD	1,700	10,491
Petroquest Energy, Inc. (I)	1,000	6,140
Peyto Exploration & Development Corp.	500	8,211
Pioneer Natural Resources Company (L)	700	78,113
Plains Exploration & Production Company (I)	1,600	68,240
Polski Koncern Naftowy Orlen SA (I)	2,198	26,397
Premier Oil PLC (I)	2,268	14,250
Progress Energy Resources Corp. (L)	1,300	13,033
Provident Energy, Ltd.	2,100	25,349
PTT Exploration & Production PCL	4,000	22,626
PTT PCL (Foreign Shares)	4,706	54,001
QEP Resources, Inc.	1,707	52,064
Questerre Energy Corp. (I)	3,200	2,342
Quicksilver Resources, Inc. (I)	2,800	14,112
Range Resources Corp.	1,100	63,954
Reliance Industries, Ltd.	5,113	75,023
Repsol YPF SA	2,681	67,353
Repsol YPF SA, ADR	800	19,984
Rex Energy Corp. (I)	800	8,544
Rosetta Resources, Inc. (I)	500	24,380
Rosneft Oil Company, GDR (I)	5,147	36,509
Rosneft Oil Company, GDR
(London Exchange) (I)	389	2,759
Royal Dutch Shell PLC, ADR, Class B (L)	4,800	339,024
S-Oil Corp.	123	12,177
Salamander Energy PLC (I)	742	2,551
San-Ai Oil Company, Ltd.	2,000	10,435
SandRidge Energy, Inc. (I)	4,188	32,792
Santos, Ltd.	4,898	72,425
Saras SpA (I)	2,835	3,799
Sasol, Ltd.	1,678	81,618
SemGroup Corp., Class A (I)	700	20,398
Shell Refining Company Federation of
Malaya BHD	1,100	3,662
Ship Finance International, Ltd. (L)	900	13,770
Showa Shell Sekiyu KK	2,000	12,841
Sino Oil And Gas Holdings, Ltd. (I)	100,000	3,160
SK Energy Company, Ltd.	221	32,328
SM Energy Company	700	49,539
SouthGobi Energy Resources, Ltd. (I)	100	664
Southwestern Energy Company (I)	2,600	79,560
Spectra Energy Corp.	3,100	97,805
Sprott Resource Corp. (I)	687	2,762
Statoil ASA	637	17,271
Statoil ASA, ADR (L)	2,628	71,245

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp. (I)	700	$20,013
Suncor Energy, Inc.	6,139	200,581
Sunoco, Inc.	992	37,845
Surgutneftegas OJSC, ADR	3,050	29,906
Surgutneftegas OJSC, ADR
(London Exchange)	424	4,164
Swift Energy Company (I)	500	14,515
Talisman Energy, Inc.	3,600	45,259
Teekay Corp.	600	20,850
Tesoro Corp. (I)	1,200	32,208
Tethys Petroleum, Ltd. (I)	400	337
Thai Oil PCL	7,000	16,451
The Williams Companies, Inc.	4,900	150,969
Total SA	4,414	224,988
Total SA, ADR (L)	5,937	303,499
Trans-Canada Corp.	2,739	117,611
Transglobe Energy Corp. (I)	600	7,267
Trilogy Energy Corp.	400	10,571
Tullow Oil PLC	3,724	90,901
Tupras Turkiye Petrol Rafinerileri AS	1,069	27,348
UEX Corp. (I)	800	634
UK Coal PLC (I)	992	262
Ultra Petroleum Corp. (I)	1,300	29,419
Ultrapar Participacoes SA	800	17,530
Ultrapar Participacoes SA, ADR	1,200	26,028
Uranium Energy Corp. (I)	1,600	6,240
Uranium One, Inc. (I)(L)	4,000	11,108
USEC, Inc. (I)	2,500	2,650
Vaalco Energy, Inc. (I)	600	5,670
Valero Energy Corp. (L)	5,100	131,427
Vanguarda Agro SA (I)	15,200	3,580
Venoco, Inc. (I)	500	5,420
Veresen, Inc.	1,100	16,719
Vermilion Energy, Inc.	320	14,761
Vero Energy, Inc.	300	830
W&T Offshore, Inc.	500	10,540
Warren Resources, Inc. (I)	900	2,934
Western Refining, Inc.	1,400	26,348
Whitehaven Coal, Ltd.	1,593	9,312
Whiting Petroleum Corp. (I)	1,200	65,160
Woodside Petroleum, Ltd.	2,178	78,564
World Fuel Services Corp.	800	32,800
WPX Energy, Inc.	1,633	29,410
Yanzhou Coal Mining Company, Ltd., ADR	900	19,449
Yanzhou Coal Mining Company, Ltd.,
H Shares (I)	2,000	4,321
Zargon Oil & Gas, Ltd.	455	6,587

		15,763,936

		18,565,259
Financials - 12.3%
Capital Markets - 1.4%
ABG Sundal Collier Holding ASA	5,096	4,425
Affiliated Managers Group, Inc. (I)	500	55,905
AGF Management, Ltd.	756	11,733
Allied Properties HK, Ltd.	20,000	2,627
Altamir Amboise	346	3,400
American Capital, Ltd. (I)	2,631	22,811
Ameriprise Financial, Inc.	1,600	91,408
Ashmore Group PLC	2,022	11,889
Avanza Bank Holding AB	300	8,437
Azimut Holding SpA	1,451	15,749
Bank Sarasin & Compagnie AG (I)	196	6,145
BGC Partners, Inc., Class A	1,200	8,868

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
BinckBank NV	387	$4,205
BlackRock, Inc.	675	138,308
Brait SE (I)	5,272	14,323
Calamos Asset Management, Inc.	400	5,244
Canaccord Financial, Inc. (L)	1,200	9,985
Capital Securities Corp.	15,403	5,977
Capital Southwest Corp.	100	9,455
CETIP SA - Mercados Organizados	1,100	18,259
CI Financial Corp.	800	18,239
Close Brothers Group PLC	1,435	18,024
Cohen & Steers, Inc.	309	9,857
Coronation Fund Managers, Ltd.	4,050	15,053
Cowen Group, Inc., Class A (I)	1,000	2,710
Credit Suisse Group AG, ADR	4,980	141,980
CST Mining Group, Ltd. (I)	240,000	3,182
Daewoo Securities Company, Ltd. (I)	1,779	20,756
Daishin Securities Company, Ltd. (I)	870	8,530
Daiwa Securities Group, Inc.	11,000	44,065
Deutsche Bank AG (L)	4,264	212,305
Duff & Phelps Corp.	200	3,108
E*TRADE Financial Corp. (I)	2,350	25,733
Eaton Vance Corp. (L)	1,200	34,296
Edelman Financial Group, Inc.	900	5,949
EFG International (I)	308	3,000
Epoch Holding Corp.	11	263
Eugene Investment &
Securities Company, Ltd. (I)	773	2,478
Evercore Partners, Inc., Class A	300	8,721
F&C Asset Management PLC	4,118	4,409
Federated Investors, Inc., Class B (L)	800	17,928
Franklin Resources, Inc.	600	74,418
GAM Holding, Ltd. (I)	1,827	26,626
GAMCO Investors, Inc., Class A	100	4,961
Get Nice Holdings, Ltd.	30,000	1,299
GFI Group, Inc.	2,600	9,776
GMP Capital, Inc.	600	4,512
Hanwha Securities Company, Ltd. (I)	1,080	4,674
Hargreaves Lansdown PLC	1,126	8,776
Harris & Harris Group, Inc. (I)	600	2,490
Henderson Group PLC	3,377	6,901
HFF, Inc. (I)	500	8,235
Hyundai Securities Company, Ltd. (I)	1,170	10,907
ICAP PLC	3,375	21,211
ICG Group, Inc. (I)	800	7,160
Ichiyoshi Securities Company, Ltd.	1,100	7,803
IGM Financial, Inc.	400	18,628
Intermediate Capital Group PLC	1,170	5,414
INTL FCStone, Inc. (I)	300	6,330
Invesco, Ltd.	5,259	140,258
Investec PLC	3,161	19,364
Investec, Ltd.	1,608	9,897
Investment Technology Group, Inc. (I)	900	10,764
IOOF Holdings, Ltd.	1,604	9,609
Janus Capital Group, Inc. (L)	2,400	21,384
Jefferies Group, Inc. (L)	2,400	45,216
JMP Group, Inc.	400	2,952
Julius Baer Group, Ltd. (I)	1,089	43,984
KBW, Inc.	500	9,250
KIWOOM Securities Company, Ltd. (I)	141	8,807
Knight Capital Group, Inc., Class A (I)	1,400	18,018
Korea Investment Holdings Company, Ltd. (I)	460	18,360
Legg Mason, Inc.	1,300	36,309
Macquarie Group, Ltd.	2,597	78,267
Man Group PLC	12,668	27,378
Marfin Investment Group SA (I)	7,394	2,839

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
MCG Capital Corp.	2,100	$8,925
Medallion Financial Corp.	300	3,348
Mediobanca SpA	3,919	23,002
Mirae Asset Securities Company, Ltd. (I)	306	10,720
MLP AG	663	5,889
Morgan Stanley	13,161	258,482
NH Investment & Securities Company, Ltd. (I)	597	3,381
Nomura Holdings, Inc.	15,100	67,336
Northern Trust Corp.	2,300	109,135
Okasan Holdings, Inc.	2,000	8,510
Partners Group Holding AG	72	14,047
Peregrine Holdings, Ltd.	3,334	4,780
Perpetual, Ltd.	325	8,551
Piper Jaffray Companies (I)(L)	200	5,324
Platinum Asset Management, Ltd.	1,354	5,711
Proton Bank SA (I)	1,023	246
Rathbone Brothers PLC	756	15,435
Ratos AB	1,199	16,650
Raymond James Financial, Inc.	1,200	43,836
Safeguard Scientifics, Inc. (I)	400	6,880
Samsung Securities Company, Ltd. (I)	422	21,182
SBI Holdings, Inc.	152	14,523
Schroders PLC	596	15,066
Schroders PLC, Non-Voting Shares	526	10,439
SEI Investments Company	1,800	37,242
SK Securities Company, Ltd. (I)	3,120	3,639
Sprott, Inc.	752	4,674
State Street Corp.	3,300	150,150
Steel Excel, Inc. (I)	150	4,200
Stifel Financial Corp. (I)(L)	525	19,866
Sun Hung Kai & Company, Ltd.	7,000	3,852
Swissquote Group Holding SA (I)	142	5,490
SWS Group, Inc. (I)	400	2,288
T. Rowe Price Group, Inc.	1,200	78,360
TD Ameritrade Holding Corp.	2,497	49,291
The Bank of New York Mellon Corp.	8,350	201,486
The Charles Schwab Corp. (L)	6,818	97,975
The Goldman Sachs Group, Inc.	3,212	399,476
Tokai Tokyo Securities Company, Ltd.	3,000	11,337
Tong Yang Investment Bank (I)	370	1,799
Tullett Prebon PLC	2,196	12,301
UBS AG (I)	15,103	211,796
Virtus Investment Partners, Inc. (I)	85	7,291
Vontobel Holding AG (I)	286	7,259
Waddell & Reed Financial, Inc., Class A	800	25,928
Waterland Financial Holding Company	24,648	8,477
Woori Investment &
Securities Company, Ltd. (I)	1,003	11,570
Yuanta Financial Holdings Company, Ltd. (I)	51,330	26,701

		3,846,362
Commercial Banks - 5.1%
1st Source Corp.	100	2,447
1st United Bancorp, Inc. (I)(L)	600	3,630
ABSA Group, Ltd.	1,409	28,691
Agricultural Bank of Greece (I)	272	80
Aichi Bank, Ltd.	100	6,067
Akbank TAS	4,415	17,368
Akita Bank, Ltd.	3,000	9,893
Albaraka Turk Katilim Bankasi AS	2,272	2,594
Allahabad Bank	1,093	4,005
Alpha Bank AE (I)	4,746	6,200
Ameris Bancorp (I)	203	2,667
Anglo Irish Bank Corp. PLC (I)	3,621	0
Aomori Bank, Ltd.	1,000	3,106

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Arrow Financial Corp.	218	$5,319
Associated Banc-Corp.	2,000	27,920
Asya Katilim Bankasi AS (I)	1,317	1,450
Australia & New Zealand Banking Group, Ltd.	10,389	250,411
Awa Bank, Ltd.	2,000	12,291
Axis Bank, Ltd.	1,420	31,847
Banca Carige SpA	7,025	9,223
Banca Monte dei Paschi di Siena SpA (I)(L)	13,824	5,833
Banca Popolare dell’Emilia Romagna SCRL	1,398	10,097
Banca Popolare dell’Etruria e del
Lazio SpA (I)	1,132	1,878
Banca Popolare di Milano SpA	20,720	11,518
Banca Popolare di Sondrio SCRL	1,955	14,335
BancFirst Corp.	200	8,712
Banco Bilbao Vizcaya Argentaria SA	11,910	94,684
Banco Bilbao Vizcaya Argentaria SA, ADR	9,101	72,717
Banco BPI SA (I)	5,418	3,586
Banco Bradesco SA	1,387	20,758
Banco Bradesco SA, ADR (L)	6,874	120,295
Banco Comercial Portugues SA (I)(L)	17,318	3,215
Banco de Chile, ADR	65	6,170
Banco de Credito e Inversiones	236	16,471
Banco de Sabadell SA	7,470	20,377
Banco di Desio e della Brianza SpA	669	2,624
Banco do Brasil SA	3,145	44,708
Banco Espanol De Credito SA	577	2,764
Banco Espirito Santo SA	3,710	6,774
Banco Popolare Societa Cooperativa (I)	3,700	7,008
Banco Popular Espanol SA	7,382	26,495
Banco Santander Brasil SA, ADR	5,000	45,850
Banco Santander Chile SA, ADR	179	15,410
Banco Santander SA	32,836	252,433
Banco Santander SA, ADR	3,421	26,239
BanColombia SA, ADR	200	12,932
Bancorp, Inc. (I)	700	7,028
BancorpSouth, Inc. (L)	1,300	17,511
Bangkok Bank PCL (Foreign Shares)	2,700	16,958
Bank Central Asia Tbk PT	37,500	32,796
Bank Coop AG (I)	219	15,041
Bank Danamon Indonesia Tbk PT	32,996	16,609
Bank Handlowy w Warszawie SA	220	5,422
Bank Hapoalim, Ltd.	7,512	27,803
Bank Leumi Le-Israel, Ltd.	6,483	20,582
Bank Mandiri Tbk PT	43,228	32,368
Bank Millennium SA (I)	2,000	2,830
Bank Negara Indonesia Persero Tbk PT	11,598	5,071
Bank of Ayudhya PCL	20,100	17,904
Bank of China, Ltd., H Shares	278,100	111,960
Bank of Communications Company, Ltd.,
H Shares	28,225	21,494
Bank of Cyprus PLC	5,706	3,511
Bank of East Asia, Ltd.	8,438	31,659
Bank of Greece SA	162	3,030
Bank of Hawaii Corp. (L)	400	19,340
Bank of India	845	5,973
Bank of Kyoto, Ltd.	3,000	27,380
Bank of Montreal (Canadian Exchange)	3,060	181,922
Bank of Nova Scotia (L)	4,262	238,769
Bank of Queensland, Ltd.	1,632	12,311
Bank of Saga, Ltd.	3,000	8,603
Bank of the Ozarks, Inc.	400	12,504
Bank Pan Indonesia Tbk PT (I)	46,000	4,174
Bank Pekao SA	320	15,960
Bank Permata Tbk PT (I)	6,000	918
Bank Rakyat Indonesia Tbk PT	43,000	32,667

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	$2,952
Bankinter SA (L)	2,422	12,708
Barclays PLC, ADR	14,079	213,297
Basler Kantonalbank (I)	42	5,254
BB&T Corp. (L)	6,600	207,174
BBCN Bancorp, Inc. (I)	1,324	14,736
BDO Unibank, Inc.	3,150	4,862
Bendigo and Adelaide Bank, Ltd.	2,563	20,581
Berner Kantonalbank	51	14,295
BNP Paribas SA	4,410	209,477
BOC Hong Kong Holdings, Ltd.	10,000	27,670
BOK Financial Corp.	600	33,768
Boston Private Financial Holdings, Inc. (L)	1,106	10,960
Bryn Mawr Bank Corp.	150	3,366
BS Financial Group, Inc.	490	5,730
CaixaBank (L)	5,018	19,559
Camden National Corp.	200	7,030
Canadian Imperial Bank of Commerce	1,379	105,404
Canadian Western Bank	645	18,869
Canara Bank	847	7,888
Capital City Bank Group, Inc. (I)	200	1,490
CapitalSource, Inc.	2,753	18,170
Capitec Bank Holdings, Ltd.	330	8,823
Cardinal Financial Corp.	600	6,780
Cathay General Bancorp	1,300	23,010
Centerstate Banks, Inc.	300	2,448
Chang Hwa Commercial Bank, Ltd.	31,610	18,050
Chemical Financial Corp.	400	9,376
Chiba Bank, Ltd.	5,000	32,062
China Citic Bank Corp., Ltd., H Shares	47,000	28,079
China Construction Bank Corp., H Shares	245,891	190,187
China Development Financial Holdings Corp.	76,029	23,248
China Merchants Bank Company, Ltd.,
H Shares	15,128	30,909
China Minsheng Banking Corp., Ltd.,
H Shares (L)	23,000	20,741
Chinatrust Financial Holding Company, Ltd.	34,436	21,648
Chong Hing Bank, Ltd.	3,000	5,325
Chugoku Bank, Ltd.	2,000	27,104
Chuo Mitsui Trust Holdings, Inc.	15,430	49,755
CIMB Group Holdings BHD	18,000	45,176
CIT Group, Inc. (I)	1,900	78,356
City Holding Company	100	3,472
City National Corp. (L)	500	26,235
CoBiz Financial, Inc.	700	4,949
Columbia Banking System, Inc.	500	11,390
Comdirect Bank AG	358	4,141
Comerica, Inc.	2,149	69,542
Commerce Bancshares, Inc.	962	38,980
Commerzbank AG (I)	17,645	44,636
Commonwealth Bank of Australia	5,416	281,165
Community Bank Systems, Inc.	600	17,268
Community Trust Bancorp, Inc.	300	9,621
CorpBanca SA	115,713	1,569
CorpBanca SA, ADR (L)	333	6,777
Credicorp, Ltd., ADR	211	27,814
Credit Agricole SA (I)	5,426	33,756
Credito Artigiano SpA	655	1,043
Credito Bergamasco SpA	157	3,922
Credito Emiliano SpA	637	3,014
Cullen/Frost Bankers, Inc.	500	29,095
CVB Financial Corp.	900	10,566
Dah Sing Banking Group, Ltd.	4,840	4,775
Dah Sing Financial Holdings, Ltd.	900	3,122
Daisan Bank, Ltd.	1,000	2,131

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Daishi Bank, Ltd.	3,000	$10,615
Danske Bank A/S (I)	3,364	57,142
DBS Group Holdings, Ltd.	8,477	95,575
Dexia SA (I)	5,143	1,994
DGB Financial Group, Inc.	910	11,935
DNB ASA	4,410	56,642
DVB Bank AG	130	4,076
E.Sun Financial Holding Company, Ltd.	33,489	18,384
East West Bancorp, Inc.	1,900	43,871
EFG Eurobank Ergasias SA (I)	3,504	2,879
Ehime Bank, Ltd.	1,000	2,866
Encore Bancshares, Inc. (I)	200	4,074
Enterprise Financial Services Corp.	100	1,174
Entie Commercial Bank	3,000	1,465
Erste Group Bank AG (I)	1,066	24,540
Far Eastern International Bank	21,000	8,416
Federal Bank, Ltd.	1,480	12,501
Fifth Third Bancorp	6,100	85,705
Financial Institutions, Inc.	100	1,617
First BanCorp/Puerto Rico (I)	133	585
First Bancorp/Troy NC	300	3,279
First Busey Corp.	1,300	6,422
First Commonwealth Financial Corp.	1,500	9,180
First Community Bancshares, Inc.	300	4,008
First Financial Bancorp	1,000	17,300
First Financial Bankshares, Inc. (L)	150	5,282
First Financial Corp./Indiana	200	6,350
First Financial Holding Company, Ltd.	47,358	28,487
First Horizon National Corp. (L)	3,254	33,777
First Merchants Corp.	300	3,702
First Midwest Bancorp, Inc.	800	9,584
First Niagara Financial Group, Inc.	3,414	33,594
FirstMerit Corp. (L)	1,318	22,221
FNB Corp.	1,800	21,744
Fukui Bank, Ltd.	2,000	6,332
Fukuoka Financial Group, Inc.	5,000	22,306
Fulton Financial Corp.	1,800	18,900
Geniki Bank SA (I)	568	175
German American Bancorp, Inc.	200	3,886
Getin Holding SA (I)	5,326	4,078
Glacier Bancorp, Inc.	1,200	17,928
Great Southern Bancorp, Inc.	200	4,800
Greene County Bancshares, Inc. (I)	200	338
Grupo Financiero Banorte SAB de CV	10,800	48,007
Grupo Financiero Inbursa SA	13,000	26,978
GSD Holding (I)	8,585	3,716
Gunma Bank	2,000	10,762
Hana Financial Group, Inc.	1,580	59,594
Hancock Holding Company	785	27,875
Hang Seng Bank, Ltd.	2,400	32,021
HDFC Bank Ltd.	3,618	36,649
HDFC Bank, Ltd., ADR (L)	462	15,754
Heartland Financial USA, Inc.	400	6,936
Higashi-Nippon Bank, Ltd.	3,000	6,951
Higo Bank, Ltd.	2,000	11,889
Hokuhoku Financial Group, Inc.	10,000	19,201
Home Bancshares, Inc.	228	6,067
Hong Leong Bank BHD	3,360	13,838
HSBC Holdings PLC, ADR	16,000	710,240
Hua Nan Financial Holdings Company, Ltd.	34,074	19,513
Hudson Valley Holding Corp.	242	3,903
Huntington Bancshares, Inc.	8,600	55,470
Hyakujushi Bank, Ltd.	2,000	9,359
IBERIABANK Corp. (L)	400	21,388
ICICI Bank, Ltd., ADR	614	21,410

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Indian Bank	736	$3,452
Industrial & Commercial Bank of China,
H Shares	249,730	161,498
Industrial Bank of Korea	1,290	15,671
Industrial Development Bank of India, Ltd.	2,292	4,726
International Bancshares Corp.	1,300	27,495
Intesa Sanpaolo SpA	40,133	71,990
Investors Bancorp, Inc. (I)	1,811	27,201
Israel Discount Bank, Ltd. (I)	2,562	3,420
Itau Unibanco Holding SA	1,000	16,599
Itau Unibanco Holding SA, ADR (L)	6,815	130,780
Iyo Bank, Ltd.	2,000	17,756
Jeonbuk Bank, Ltd.	469	2,105
Joyo Bank, Ltd.	5,000	23,003
Juroku Bank, Ltd.	3,000	10,376
Jyske Bank A/S (I)	638	20,216
Kagoshima Bank, Ltd.	2,000	12,816
Karnataka Bank, Ltd.	259	486
Kasikornbank PCL (Foreign Shares)	5,000	25,334
KB Financial Group, Inc., ADR	1,600	58,720
KBC Groep NV	896	22,436
Keiyo Bank, Ltd.	2,000	9,617
KeyCorp	13,028	110,738
King’s Town Bank (I)	12,000	7,746
Kita-Nippon Bank, Ltd.	100	2,762
Komercni Banka AS	109	21,716
Korea Exchange Bank (I)	1,880	14,378
Kredyt Bank SA	1,216	5,481
Krung Thai Bank PCL	20,500	11,629
Lakeland Bancorp, Inc.	221	2,172
Lakeland Financial Corp.	200	5,206
Laurentian Bank of Canada	300	13,956
Liechtensteinische Landesbank AG	43	1,764
Lloyds Banking Group PLC (I)	28,330	15,234
Lloyds TSB Group PLC (I)(L)	21,187	44,916
Luzerner Kantonalbank AG	38	13,263
M&T Bank Corp. (L)	1,116	96,958
MainSource Financial Group, Inc.	700	8,435
Malayan Banking BHD	10,745	31,107
MB Financial, Inc.	900	18,891
Mega Financial Holding Company, Ltd.	31,940	22,569
Meggitt PLC	5,189	33,508
Metro Bancorp, Inc. (I)	400	4,676
Metropolitan Bank & Trust Company	2,360	4,802
Minato Bank, Ltd.	3,000	5,584
Mitsubishi UFJ Financial Group	56,247	282,825
Mizrahi Tefahot Bank, Ltd.	1,337	12,160
Mizuho Financial Group, Inc.	110,580	181,686
National Australia Bank, Ltd.	9,612	245,043
National Bank of Canada	600	47,744
National Bank of Greece SA (I)	6,037	15,542
National Penn Bancshares, Inc.	1,500	13,275
Natixis	5,861	22,613
NBT Bancorp, Inc.	300	6,624
Nedbank Group, Ltd.	1,070	22,912
Nishi-Nippon City Bank, Ltd.	4,000	11,376
Nordea Bank AB (L)	9,945	90,464
Ogaki Kyoritsu Bank, Ltd.	2,000	7,234
Old National Bancorp	1,500	19,710
Oriental Bank of Commerce	416	2,079
Oriental Financial Group, Inc.	500	6,050
OTP Bank PLC	1,599	27,797
Oversea-Chinese Banking Corp., Ltd.	8,352	59,238
Pacific Capital Bancorp (I)	100	4,561
Pacific Continental Corp.	400	3,768

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
PacWest Bancorp	500	$12,150
Park National Corp.	100	6,917
Peoples Bancorp, Inc.	100	1,754
Piccolo Credito Valtellinese SCRL	2,715	6,380
Pinnacle Financial Partners, Inc. (I)(L)	500	9,175
Piraeus Bank SA (I)	19,556	7,654
PNC Financial Services Group, Inc.	3,700	238,613
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	20,487
PrivateBancorp, Inc.	900	13,653
Prosperity Bancshares, Inc. (L)	400	18,320
Raiffeisen Bank International AG	268	9,457
Regions Financial Corp.	14,900	98,191
Renasant Corp.	200	3,256
Republic Bancorp, Inc., Class A	300	7,176
Resona Holdings, Inc.	7,700	35,707
RHB Capital BHD	5,310	13,345
Ringkjoebing Landbobank A/S	36	4,520
Rizal Commercial Banking Corp.	3,600	3,515
Royal Bank of Canada	5,112	296,280
Royal Bank of Scotland
Group PLC, ADR (I)(L)	4,360	38,542
S&T Bancorp, Inc.	400	8,676
Sandy Spring Bancorp, Inc.	300	5,451
Sapporo Hokuyo Holdings, Inc.	2,200	8,167
SCBT Financial Corp.	300	9,813
Sekerbank AS	5,965	3,351
Senshu Ikeda Holdings, Inc.	10,200	14,275
Shiga Bank, Ltd.	2,000	12,017
Shikoku Bank, Ltd.	1,000	3,769
Shimizu Bank, Ltd.	100	3,946
Shinhan Financial Group Company, Ltd., ADR	930	71,703
Shinsei Bank, Ltd.	12,000	15,831
Shizuoka Bank, Ltd.	5,000	51,725
Siam Commercial Bank PCL	2,300	10,699
Sierra Bancorp	100	983
Signature Bank (I)	500	31,520
Simmons First National Corp., Class A	200	5,166
SinoPac Holdings Company, Ltd.	38,838	14,017
Skandinaviska Enskilda Banken
AB, Series A (L)	6,481	46,066
Societe Generale SA (I)	2,477	72,433
Southside Bancshares, Inc.	130	2,873
Southwest Bancorp, Inc. (I)	200	1,844
Spar Nord Bank A/S (I)	1,200	5,112
Sparebanken Midt-Norge ASA	873	5,611
St. Galler Kantonalbank (I)	37	15,575
Standard Bank Group, Ltd.	5,683	82,570
Standard Chartered PLC	9,490	236,645
State Bank of India	396	16,312
StellarOne Corp.	200	2,374
Sterling Bancorp	600	5,754
Sterling Financial Corp. (I)	4	84
Suffolk Bancorp (I)	100	1,299
Sumitomo Mitsui Financial Group	5,836	193,775
Sun Bancorp, Inc. (I)	315	1,112
SunTrust Banks, Inc.	3,500	84,595
Susquehanna Bancshares, Inc.	3,457	34,155
SVB Financial Group (I)	500	32,170
Svenska Handelsbanken AB, Series A (L)	1,724	54,981
Swedbank AB, Class A (L)	4,147	64,561
SY Bancorp, Inc.	100	2,320
Sydbank A/S (I)	511	9,302
Synovus Financial Corp.	1,500	3,075
Ta Chong Bank, Ltd. (I)	12,000	4,779

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Taishin Financial Holdings Company, Ltd.	40,969	$16,383
Taiwan Business Bank (I)	27,170	8,507
Taiwan Cooperative Financial Holding (I)	23,061	14,457
Taylor Capital Group, Inc. (I)	466	6,687
TCF Financial Corp. (L)	1,900	22,591
Texas Capital Bancshares, Inc. (I)(L)	800	27,696
The Bank of Yokohama, Ltd.	9,000	45,290
The Chiba Kogyo Bank, Ltd. (I)	700	4,095
The Governor & Company of the Bank of
Ireland, ADR (I)	200	1,354
The Hachijuni Bank, Ltd.	3,000	17,781
The Hiroshima Bank, Ltd.	3,000	13,774
The Hokkoku Bank, Ltd.	3,000	11,276
The Hyakugo Bank, Ltd.	2,000	9,247
The Nanto Bank, Ltd.	2,000	9,502
The San-in Godo Bank, Ltd.	2,000	15,907
The Toronto-Dominion Bank	3,707	314,637
The Yachiyo Bank, Ltd.	300	7,373
Tochigi Bank, Ltd.	1,000	3,729
Toho Bank, Ltd.	3,000	10,261
Tomato Bank, Ltd.	1,000	1,932
TOMONY Holdings, Inc.	2,000	9,719
Tompkins Financial Corp.	110	4,407
TowneBank (L)	500	6,745
TriCo Bancshares	400	6,968
Trustmark Corp. (L)	1,100	27,478
TT Hellenic Postbank SA (I)	615	345
Turkiye Garanti Bankasi AS	6,365	25,249
Turkiye Halk Bankasi AS	1,645	11,787
Turkiye Is Bankasi	4,912	12,121
Turkiye Sinai Kalkinma Bankasi AS	6,514	8,196
Turkiye Vakiflar Bankasi Tao	5,846	11,105
U.S. Bancorp	11,100	351,648
UMB Financial Corp.	400	17,894
Umpqua Holdings Corp.	2,100	28,476
UniCredit SpA (I)	18,282	91,643
Union First Market Bankshares Corp.	100	1,400
Unione di Banche Italiane SCPA (L)	4,010	16,981
United Bankshares, Inc.	900	25,974
United Community Banks, Inc. (I)	81	790
United Overseas Bank, Ltd.	4,068	59,478
Univest Corp. of Pennsylvania	200	3,356
Valiant Holding AG (I)	141	17,338
Valley National Bancorp	1,598	20,694
Virginia Commerce Bancorp, Inc. (I)	600	5,268
VTB Bank OJSC, GDR	3,912	17,656
Washington Banking Company	400	5,524
Washington Trust Bancorp, Inc.	400	9,656
Webster Financial Corp.	1,300	29,471
Wells Fargo & Company	32,735	1,117,573
WesBanco, Inc.	400	8,056
West Bancorp, Inc.	488	4,875
West Coast Bancorp (I)	241	4,560
Western Alliance Bancorp (I)	1,400	11,858
Westpac Banking Corp, ADR (L)	1,400	159,250
Westpac Banking Corp.	4,958	112,473
Wilshire Bancorp, Inc. (I)	700	3,381
Wing Hang Bank, Ltd.	1,500	14,950
Wintrust Financial Corp.	500	17,895
Woori Finance Holdings Company, Ltd.	1,940	22,408
Yamagata Bank, Ltd.	1,000	4,771
Yamaguchi Financial Group, Inc.	2,000	18,285
Yapi ve Kredi Bankasi AS (I)	4,484	9,075
Yes Bank, Ltd.	1,666	12,092

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation	1,844	$39,572

		13,644,127
Commercial Services & Supplies - 0.0%
K-Green Trust	1,400	1,103
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	900	9,441
Allied Group, Ltd.	2,000	4,893
American Express Company	5,000	289,300
Capital One Financial Corp.	4,203	234,275
Cash America International, Inc. (L)	300	14,379
Compartamos SAB de CV	12,100	13,723
CompuCredit Holdings Corp. (I)	591	3,428
Credit Acceptance Corp. (I)	300	30,303
Credit Saison Company, Ltd.	800	16,338
DFC Global Corp. (I)	600	11,322
Discover Financial Services	3,500	116,690
EZCORP, Inc., Class A (I)	500	16,228
First Cash Financial Services, Inc. (I)	100	4,289
International Personal Finance PLC	1,077	4,627
Mahindra & Mahindra Financial Services, Ltd.	237	3,111
Nelnet, Inc., Class A	800	20,728
Provident Financial PLC	814	14,925
Samsung Card Company, Ltd.	400	13,934
Shriram Transport Finance Company	782	9,180
SLM Corp.	4,900	77,224
The First Marblehead Corp. (I)	450	549
World Acceptance Corp. (I)	150	9,188

		918,075
Diversified Financial Services - 1.8%
Aberdeen Asset Management PLC	7,201	29,600
Ackermans & Van Haaren NV (I)	186	15,751
African Bank Investments, Ltd.	4,737	24,629
AMMB Holdings BHD	12,000	24,767
ASX, Ltd.	1,062	36,531
Ayala Corp.	500	4,742
Bank of America Corp.	93,112	891,082
BM&F Bovespa SA	10,781	66,383
Bolsa Mexicana de Valores SAB de CV (I)	5,700	11,530
Bolsas y Mercados Espanoles SA	488	12,514
Bure Equity AB	284	752
Bursa Malaysia BHD	3,900	9,394
CBOE Holdings, Inc.	500	14,210
Challenger, Ltd.	4,814	18,960
China Everbright, Ltd.	8,000	12,122
Citigroup, Inc.	21,701	793,172
CME Group, Inc.	500	144,665
CRISIL, Ltd.	190	3,727
CSI Properties, Ltd	103,682	3,868
Deutsche Boerse AG	686	46,189
First Pacific Company, Ltd.	16,000	17,666
FirstRand, Ltd.	15,326	47,399
Fubon Financial Holding Company, Ltd.	18,296	20,616
Gigaset AG (I)	1,047	3,777
Grenkeleasing AG	242	14,617
Hong Kong Exchanges & Clearing, Ltd.	2,700	45,307
IBJ Leasing Company, Ltd.	200	5,223
IG Group Holdings PLC	2,931	21,119
Infrastructure Development
Finance Company, Ltd.	5,962	15,776
ING Groep NV, ADR (I)	13,968	116,482
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	4,507
Interactive Brokers Group, Inc., Class A	400	6,800
IntercontinentalExchange, Inc. (I)	600	82,452

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Company	34,663	$1,593,805
JSE, Ltd.	919	9,503
Kardan Nvkardan NV (I)	1,564	2,587
Kardan Yazamut, Ltd. (I)	65	11
Kotak Mahindra Bank, Ltd.	1,923	20,743
Leucadia National Corp.	2,715	70,862
Life Partners Holdings, Inc.	156	635
London Stock Exchange Group PLC	1,258	20,813
MarketAxess Holdings, Inc.	300	11,187
Meritz Finance Holdings Company (I)	303	769
Moody’s Corp.	1,100	46,310
MSCI, Inc. (I)	926	34,086
Mulpha International BHD (I)	40,100	5,496
Mvelaphanda Group, Ltd. (I)	10,184	4,626
NewStar Financial, Inc. (I)	1,100	12,232
NYSE Euronext	2,500	75,025
Onex Corp.	500	18,402
PHH Corp. (I)(L)	900	13,923
PICO Holdings, Inc. (I)	500	11,725
Pohjola Bank OYJ (L)	1,228	13,590
Power Finance Corp. Ltd.	2,196	7,909
PSG Group, Ltd.	1,178	7,453
Reliance Capital, Ltd.	1,234	9,429
Resource America, Inc.	565	3,565
Rural Electrification Corp. Ltd.	3,171	12,726
Singapore Exchange, Ltd.	3,000	16,555
SNS REAAL NV (I)	1,920	4,910
Sprott Resource Lending Corp.	1,200	1,961
Thanachart Capital PCL	2,100	2,280
The NASDAQ OMX Group, Inc. (I)	1,600	41,440
TMX Group, Inc. (I)	500	22,457
Washington H Soul Pattinson
& Company, Ltd.	518	7,391

		4,670,735
Household Durables - 0.0%
Sjaelso Gruppen A/S (I)	150	93
Insurance - 2.8%
ACE, Ltd.	2,302	168,506
Admiral Group PLC	1,105	20,985
Aegon NV (I)	12,838	71,214
Aflac, Inc.	3,100	142,569
Ageas	14,491	31,821
Alleghany Corp. (I)	104	34,226
Allianz SE	2,147	256,584
Allied World Assurance
Company Holdings, Ltd.	400	27,468
Alterra Capital Holdings, Ltd.	1,100	25,278
American Equity Investment Life
Holding Company	1,100	14,047
American Financial Group, Inc.	1,000	38,580
American International Group, Inc. (I)	1,100	33,913
American National Insurance Company	100	7,252
American Safety Insurance Holdings, Ltd. (I)	200	3,770
AMERISAFE, Inc. (I)	200	4,948
Amlin PLC	5,558	29,329
AMP, Ltd.	14,831	66,393
Amtrust Financial Services, Inc. (L)	900	24,192
AON Corp. (I)	1,800	88,308
April Group SA	269	4,982
Arch Capital Group, Ltd. (I)	1,200	44,688
Argo Group International Holdings, Ltd.	500	14,935
Arthur J. Gallagher & Company	820	29,307
Aspen Insurance Holdings, Ltd.	800	22,352
Assicurazioni Generali SpA	3,868	60,067

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	800	$32,400
Assured Guaranty, Ltd.	2,200	36,344
Aviva PLC	20,827	110,468
AXA SA	6,944	115,227
Axis Capital Holdings, Ltd.	1,100	36,487
Baloise Holding AG	279	22,480
Beazley PLC	7,685	17,140
Berkshire Hathaway, Inc., Class B (I)	4,069	330,199
Brown & Brown, Inc.	1,500	35,670
Cathay Financial Holdings Company, Ltd.	21,194	24,133
Catlin Group, Ltd.	4,951	32,150
Chesnara PLC	1,469	4,394
China Life Insurance Company, Ltd., ADR	1,502	58,383
China Pacific Insurance Group Company, Ltd.,
H Shares (I)	8,174	25,599
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	13,587
Chubb Corp.	1,900	131,309
Cincinnati Financial Corp. (L)	1,400	48,314
Citizens, Inc., Class A (I)	300	2,964
Clal Insurance Enterprise Holdings, Ltd.	217	3,226
CNA Financial Corp.	234	6,863
CNO Financial Group, Inc. (I)	4,000	31,120
CNP Assurances	638	9,952
Delphi Financial Group, Inc., Class A	1,000	44,770
Delta Lloyd NV	234	4,110
Discovery Holdings, Ltd.	3,521	23,166
Donegal Group, Inc.	304	4,156
Dongbu Insurance Company, Ltd. (I)	320	13,832
eHealth, Inc. (I)	200	3,262
EMC Insurance Group, Inc.	260	5,223
Employers Holdings, Inc.	600	10,626
Endurance Specialty Holdings, Ltd.	500	20,330
Enstar Group, Ltd. (I)(L)	200	19,798
Erie Indemnity Company	400	31,176
Everest Re Group, Ltd.	600	55,512
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	100	40,362
FBD Holdings PLC	77	934
FBL Financial Group, Inc., Class A	500	16,850
Fidelity National Financial, Inc., Class A	2,234	40,279
First American Financial Corp.	1,400	23,282
Flagstone Reinsurance Holdings SA	1,500	11,805
Fondiaria-Sai SpA (I)(L)	869	1,234
Genworth Financial, Inc., Class A (I)	5,500	45,760
Global Indemnity PLC (I)	450	8,771
Great-West Lifeco, Inc.	1,000	24,603
Greenlight Capital Re, Ltd., Class A (I)	600	14,778
Grupo Catalana Occidente SA	291	5,061
Hallmark Financial Services, Inc. (I)	500	3,945
Hannover Rueckversicherung AG	349	20,743
Harleysville Group, Inc. (I)(L)	600	34,620
Hartford Financial Services Group, Inc.	4,400	92,752
HCC Insurance Holdings, Inc.	900	28,053
Helvetia Patria Holding AG (I)	45	16,680
Hilltop Holdings, Inc. (I)	1,200	10,068
Hiscox, Ltd.	3,171	20,095
Horace Mann Educators Corp.	800	14,096
Hyundai Marine & Fire
Insurance Company, Ltd. (I)	450	12,955
Independence Holding Company	220	2,191
Industrial Alliance Insurance and
Financial Services, Inc.	600	18,395
Insurance Australia Group, Ltd.	12,293	43,503
Intact Financial Corp.	643	38,698

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Jardine Lloyd Thompson Group PLC	1,171	$13,086
Kemper Corp.	900	27,252
Korea Life Insurance Company, Ltd. (I)	1,640	10,855
Lancashire Holdings, Ltd.	97	1,218
Legal & General Group PLC	44,875	93,868
Liberty Holdings, Ltd.	983	11,614
LIG Non-Life Insurance Company, Ltd. (I)	440	10,142
Lincoln National Corp. (L)	3,200	84,352
Loews Corp.	2,107	84,006
LPI Capital BHD	400	1,823
Maiden Holdings, Ltd.	1,300	11,700
Mapfre SA	4,256	13,707
Markel Corp. (I)	100	44,894
Marsh & McLennan Companies, Inc.	3,100	101,649
MBIA, Inc. (I)(L)	3,800	37,240
Meadowbrook Insurance Group, Inc.	1,100	10,263
Mediolanum SpA	1,091	5,182
Menorah Mivtachim Holdings, Ltd. (I)	45	350
Mercury General Corp.	600	26,244
Meritz Fire & Marine
Insurance Company, Ltd. (I)	726	8,271
MetLife, Inc.	7,000	261,450
Migdal Insurance Holdings, Ltd. (I)	3,100	4,798
Milano Assicurazioni SpA (I)	1,886	600
MMI Holdings, Ltd.	8,546	19,747
MS&AD Insurance Group Holdings	2,882	59,762
Muenchener Rueckversicherungs AG	893	134,762
National Financial Partners Corp. (I)	300	4,542
National Interstate Corp.	200	5,116
NIB Holdings, Ltd.	7,722	11,906
NKSJ Holdings, Inc.	1,175	26,562
Novae Group PLC	791	4,554
Old Mutual PLC	44,194	112,156
Old Republic International Corp. (L)	2,830	29,857
OneBeacon Insurance Group, Ltd.	300	4,623
PartnerRe, Ltd.	600	40,734
PICC Property & Casualty Company, Ltd.,
H Shares	10,000	11,889
Ping An Insurance Group Company, H Shares	4,500	33,877
Platinum Underwriters Holdings, Ltd.	500	18,250
Powszechny Zaklad Ubezpieczen SA	95	9,931
Presidential Life Corp.	300	3,429
Primerica, Inc.	900	22,689
Principal Financial Group, Inc.	2,700	79,677
ProAssurance Corp.	300	26,433
Protective Life Corp.	900	26,658
Prudential Financial, Inc.	4,200	266,238
Prudential PLC (L)	5,195	124,836
QBE Insurance Group, Ltd.	5,381	79,162
Reinsurance Group of America, Inc.	700	41,629
RenaissanceRe Holdings, Ltd.	400	30,292
Resolution, Ltd.	9,816	41,042
RLI Corp.	200	14,328
RSA Insurance Group PLC	22,134	37,045
Safety Insurance Group, Inc.	200	8,328
Sampo OYJ	2,125	61,374
Samsung Fire & Marine
Insurance Company, Ltd.	223	42,238
Sanlam, Ltd.	9,196	39,870
Santam, Ltd.	394	8,277
Schweizerische National-Versicherungs-
Gesellschaft AG	182	7,209
SCOR SE	1,334	36,027
SeaBright Holdings, Inc.	200	1,818
Selective Insurance Group, Inc.	800	14,088

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	$13,568
Societa’ Cattolica di Assicurazioni SCRL	134	2,708
St James’s Place PLC	1,876	10,598
StanCorp Financial Group, Inc.	800	32,752
Standard Life PLC	15,556	57,175
State Auto Financial Corp.	900	13,149
Stewart Information Services Corp.	200	2,842
Storebrand ASA (I)	2,971	15,037
Sul America SA	1,700	15,925
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	2,263	53,702
Suncorp Group, Ltd.	8,382	72,965
Swiss Life Holding (I)	221	26,301
Swiss Re, Ltd. (I)	2,612	167,072
T&D Holdings, Inc.	1,600	18,745
The Allstate Corp.	4,600	151,432
The Dai-ichi Life Insurance Company, Ltd.	25	35,018
The Hanover Insurance Group, Inc.	500	20,560
The Navigators Group, Inc. (I)	205	9,684
The Phoenix Companies, Inc. (I)	1,100	2,695
The Progressive Corp.	3,594	83,309
The Travelers Companies, Inc.	2,600	153,920
Tokio Marine Holdings, Inc.	3,000	83,230
Topdanmark A/S (I)	73	12,691
Torchmark Corp. (L)	1,800	89,730
Tower Group, Inc.	700	15,701
Tower, Ltd.	8,070	11,036
TrygVesta A/S	177	9,985
Unipol Gruppo Finanziario SpA, ADR (I)(L)	8,796	2,741
Uniqa Versicherungen AG	343	5,839
United Fire Group, Inc.	500	8,945
Universal Insurance Holdings, Inc.	800	3,112
Unum Group	2,720	66,586
Validus Holdings, Ltd.	772	23,893
Vienna Insurance Group AG Wiener
Versicherung Gruppe	255	11,250
W.R. Berkley Corp.	1,400	50,568
Willis Group Holdings PLC	1,700	59,466
XL Group PLC	2,803	60,797
Zurich Financial Services AG (I)	735	197,621

		7,298,464
Real Estate Management & Development - 0.7%
AFI Development PLC (I)	5,263	3,316
Africa Israel Investments, Ltd. (I)	802	3,231
Agile Property Holdings, Ltd.	8,000	9,251
Allreal Holding AG (I)	57	9,317
Altisource Portfolio Solutions SA (I)	600	36,384
Asia Standard International Group (I)	20,000	3,219
Atrium European Real Estate, Ltd.	1,193	5,858
Atrium Ljungberg AB, Class B	157	1,868
AV Homes, Inc. (I)	100	1,218
Ayala Land, Inc.	24,800	11,982
Bakrieland Development Tbk PT (I)	550,000	7,395
Bandar Raya Developments BHD	9,200	6,938
BR Malls Participacoes SA	2,600	33,884
Brasil Brokers Participacoes SA	2,200	9,412
Brookfield Asset Management, Inc. (L)	1,700	53,636
Brookfield Office Properties, Inc. (L)	700	12,176
Bukit Sembawang Estates, Ltd.	2,000	7,779
Bumi Serpong Damai PT	40,000	5,640
Bund Center Investment, Ltd. (I)	9,000	1,576
CA Immobilien Anlagen AG (I)	23	263
Capital & Counties Properties PLC	408	1,254

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Capital & Regional PLC (I)	1,359	$706
Capitaland, Ltd.	15,000	37,206
CapitaMalls Asia, Ltd.	8,000	10,400
Castellum AB (L)	536	6,761
CBRE Group, Inc. (I)	1,800	35,928
Central Pattana PCL	8,400	12,525
Cheung Kong Holdings, Ltd.	7,000	90,364
China Overseas Land & Investment, Ltd.	24,960	47,333
China Resources Land, Ltd.	12,000	20,492
Chong Hong Construction Company	2,120	4,833
City Developments, Ltd.	4,000	36,098
Coastal Greenland, Ltd. (I)	4,000	139
Consolidated-Tomoka Land Company	67	1,993
Country Garden Holdings Company	32,000	12,312
Cyrela Brazil Realty SA	1,800	15,925
Daikyo, Inc.	1,000	2,727
Daito Trust Construction Company, Ltd.	300	27,063
Daiwa House Industry Company, Ltd.	2,000	26,635
Deutsche Wohnen AG	944	13,955
Development Securities PLC	1,830	4,674
DLF, Ltd.	2,243	8,852
Evergrande Real Estate Group, Ltd.	25,000	13,415
Fabege AB (L)	1,258	10,843
Far East Consortium International, Ltd.	13,000	2,309
First Capital Realty, Inc.	173	3,096
FirstService Corp. (I)	200	6,132
Forest City Enterprises, Inc., Class A (I)	1,400	21,924
Forestar Group, Inc. (I)	400	6,156
Franshion Properties China, Ltd.	40,000	10,297
GAGFAH SA (I)	1,288	10,903
Glorious Property Holdings, Ltd. (I)	45,000	7,134
Goldcrest Company, Ltd.	170	3,108
Greentown China Holdings, Ltd. (I)	11,500	7,275
Growthpoint Properties, Ltd.	10,399	27,118
Guangzhou R&F Properties Company, Ltd.,
H Shares	10,000	12,198
Hang Lung Group, Ltd.	6,000	38,197
Hang Lung Properties, Ltd.	9,000	33,083
Heiwa Real Estate Company, Ltd.	3,500	9,600
Helical Bar PLC	514	1,559
Henderson Land Development Company, Ltd.	6,036	32,996
Highwealth Construction Corp.	5,000	8,675
Hopson Development Holdings, Ltd. (I)(L)	6,000	3,529
Housing Development
& Infrastructure, Ltd. (I)	1,200	2,023
Huaku Development Company, Ltd.	3,273	8,307
Hufvudstaden AB, Class A (L)	503	5,316
Hulic Company, Ltd.	600	7,286
Hung Poo Real Estate Development Corp.	5,499	5,890
Hysan Development Company, Ltd.	3,000	11,933
Iguatemi Empresa de Shopping Centers SA	178	4,095
Iida Home Max	400	3,428
Indiabulls Real Estate, Ltd.	4,034	5,022
IVG Immobilien AG (I)	1,471	4,718
JHSF Participacoes SA	2,000	6,563
Jones Lang LaSalle, Inc.	500	41,655
K Wah International Holdings, Ltd.	17,000	6,215
Kenedix, Inc. (I)	48	9,492
Kennedy-Wilson Holdings, Inc.	800	10,800
Kerry Properties, Ltd.	5,500	24,619
KLCC Property Holdings BHD	7,300	8,102
Kungsleden AB	1,328	9,236
Kuoyang Construction Company, Ltd. (I)	13,000	5,711
KWG Property Holding, Ltd.	14,500	8,334
Land & Houses PCL	33,200	7,527

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Lend Lease Corp.	3,122	$24,167
Leopalace21 Corp. (I)(L)	1,200	4,110
Lippo Karawaci Tbk PT	62,500	5,467
Longfor Properties Company, Ltd. (I)	5,053	7,058
LPS Brasil Consultoria de Imoveis SA	500	10,148
Midland Holdings, Ltd. (I)	10,000	5,268
Mingfa Group International Company, Ltd.	16,000	4,419
Mitsubishi Estate Company, Ltd.	4,000	72,140
Mitsui Fudosan Company, Ltd.	4,000	77,480
Mobimo Holding AG (I)	62	15,134
Multiplan Empreendimentos Imobiliarios SA	279	6,519
New World China Land, Ltd.	11,500	2,821
New World Development Company, Ltd.	18,036	21,657
Parque Arauco Saparque Arauco SA	801	1,623
Peet, Ltd. (I)	3,526	3,105
Poly Hong Kong Investment, Ltd. (I)	11,000	5,095
Prelios SpA (I)	2,380	483
PSP Swiss Property AG (I)	76	6,758
Quintain Estates & Development PLC (I)	3,488	2,147
Radium Life Tech Company, Ltd.	10,550	8,519
Realia Business SA (I)	3,816	4,783
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	3,902
Resilient Property Income Fund, Ltd.	206	1,038
Ruentex Development Company, Ltd.	7,390	10,894
Savills PLC	2,183	13,190
Sentul City Tbk PT (I)	105,000	2,870
ServCorp, Ltd.	1,946	5,731
Shenzhen Investment, Ltd.	44,000	9,570
Shimao Property Holdings, Ltd., GDR	14,500	15,444
Shui On Land, Ltd.	12,847	5,188
Sino Land Company, Ltd.	20,474	32,870
Sino-Ocean Land Holdings, Ltd.	31,596	14,801
Sinolink Worldwide Holdings, Ltd. (I)	58,000	4,795
SM Development Corp.	40,100	6,369
SM Prime Holdings, Ltd.	18,800	7,407
Sobha Developers, Ltd.	1,142	7,479
Soho China, Ltd.	15,000	10,835
St. Modwen Properties PLC	1,033	3,053
Sumitomo Realty &
Development Company, Ltd.	1,000	24,392
Summarecon Agung Tbk PT	24,500	4,210
Sun Hung Kai Properties, Ltd.	6,202	77,526
Tag Immobilien AG (I)	734	6,842
Technopolis PLC	1,351	7,161
Tejon Ranch Company (I)(L)	338	9,680
The St. Joe Company (I)(L)	1,000	19,010
Tian An China Investment, Ltd.	12,000	5,859
Tokyo Rakutenchi Company, Ltd.	1,000	3,703
Tokyo Tatemono Company, Ltd. (I)	3,000	12,289
Tokyu Land Corp.	3,000	14,838
Unitech, Ltd. (I)	9,169	5,210
United Industrial Corp, Ltd.	5,000	11,113
Vukile Property Fund, Ltd.	2,185	4,347
Wharf Holdings, Ltd.	7,000	38,105
Wheelock and Company, Ltd.	8,000	24,144
Wihlborgs Fastigheter AB	722	10,205
Wing Tai Holdings, Ltd.	4,000	4,088
Yanlord Land Group, Ltd. (I)	7,000	7,039
Yuexiu Property Company, Ltd.	62,949	12,394

		1,854,829
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG (I)	696	14,077
Astoria Financial Corp. (L)	1,700	16,762

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Bank Mutual Corp.	1,200	$4,848
BankFinancial Corp.	300	1,986
Beneficial Mutual Bancorp, Inc. (I)	423	3,697
Berkshire Hill Bancorp, Inc.	256	5,868
BofI Holding, Inc. (I)	300	5,124
Brookline Bancorp, Inc.	900	8,433
Capitol Federal Financial, Inc.	1,137	13,485
Clifton Savings Bancorp, Inc.	500	5,215
Dewan Housing Finance Corp. Ltd.	1,398	6,504
Dime Community Bancshares	400	5,844
ESSA Bancorp, Inc.	200	1,960
Federal Agricultural Mortgage Corp., Class C	300	6,810
First Financial Holdings, Inc.	100	1,100
First Financial Northwest, Inc. (I)	500	3,860
Flushing Financial Corp.	655	8,816
Home Federal Bancorp, Inc.	200	2,026
Hudson City Bancorp, Inc. (L)	5,200	38,012
Kearny Financial Corp.	500	4,875
LIC Housing Finance, Ltd.	3,411	17,596
Meridian Interstate Bancorp, Inc. (I)	400	5,252
MGIC Investment Corp. (I)	1,700	8,432
New York Community Bancorp, Inc.	4,152	57,754
Northfield Bancorp, Inc. (L)	900	12,798
Northwest Bancshares, Inc.	1,225	15,558
OceanFirst Financial Corp.	200	2,848
Ocwen Financial Corp. (I)	1,300	20,319
Oritani Financial Corp.	735	10,790
People’s United Financial, Inc.	3,363	44,526
Provident Financial Services, Inc.	400	5,812
Provident New York Bancorp	800	6,768
Radian Group, Inc. (L)	2,100	9,135
Rockville Financial, Inc.	303	3,530
Roma Financial Corp.	200	1,958
Territorial Bancorp, Inc.	200	4,162
TFS Financial Corp. (I)	1,900	18,050
Tree.com, Inc. (I)	20	152
TrustCo Bank Corp.	1,600	9,136
United Financial Bancorp, Inc.	500	7,910
ViewPoint Financial Group	420	6,460
Washington Federal, Inc.	1,600	26,912
Waterstone Financial, Inc. (I)	200	630
Westfield Financial, Inc.	400	3,164

		458,954

		32,692,742
Health Care - 5.9%
Biotechnology - 0.6%
Actelion, Ltd. (I)	795	29,089
Active Biotech AB (I)	427	3,015
Affymax, Inc. (I)	500	5,870
Alexion Pharmaceuticals, Inc. (I)	800	74,288
Alkermes PLC (I)	1,000	18,550
Alnylam Pharmaceuticals, Inc. (I)(L)	400	4,428
AMAG Pharmaceuticals, Inc. (I)	300	4,779
Amgen, Inc.	4,628	314,658
Amicus Therapeutics, Inc. (I)	400	2,112
Arena Pharmaceuticals, Inc. (I)(L)	600	1,842
Ariad Pharmaceuticals, Inc. (I)	2,200	35,090
Arqule, Inc. (I)	600	4,206
Basilea Pharmaceutica (I)	119	6,675
Bavarian Nordic A/S (I)	450	3,788
Biogen Idec, Inc. (I)	1,100	138,567
BioMarin Pharmaceutical, Inc. (I)(L)	1,000	34,250
BioMimetic Therapeutics, Inc. (I)	600	1,482

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Biotest AG	154	$9,646
Cangene Corp. (I)	400	742
Celgene Corp. (I)	1,957	151,707
Cepheid, Inc. (I)(L)	451	18,865
CSL, Ltd.	1,461	54,326
Cubist Pharmaceuticals, Inc. (I)	600	25,950
Emergent Biosolutions, Inc. (I)	500	8,000
Enzon Pharmaceuticals, Inc. (I)	700	4,788
Exelixis, Inc. (I)	926	4,797
Galapagos NV (I)	188	3,034
Genmab A/S (I)	380	3,149
Genomic Health, Inc. (I)(L)	500	15,305
Genus PLC	1,065	21,729
Gilead Sciences, Inc. (I)	3,500	170,975
Grifols SA (I)	1,108	23,676
GTx, Inc. (I)	600	2,310
Halozyme Therapeutics, Inc. (I)	1,500	19,140
Idenix Pharmaceuticals, Inc. (I)	400	3,916
Immunomedics, Inc. (I)	900	3,267
Intercell AG (I)	488	1,765
Maxygen, Inc. (I)	300	1,722
Medivir AB (I)	250	2,555
Mesoblast, Ltd. (I)	317	2,579
Momenta Pharmaceuticals, Inc. (I)	600	9,192
Myriad Genetics, Inc. (I)	800	18,928
Myriad Pharmaceuticals, Inc. (I)	250	758
Neurocrine Biosciences, Inc. (I)	1,600	12,752
NeuroSearch A/S (I)	102	183
OncoGenex Pharmaceuticals, Inc. (I)	100	1,329
Oncolytics Biotech, Inc. (I)	900	3,799
Onyx Pharmaceuticals, Inc. (I)	700	26,376
Osiris Therapeutics, Inc. (I)	500	2,560
PDL BioPharma, Inc.	1,900	12,065
Progenics Pharmaceuticals, Inc. (I)	200	1,980
Regeneron Pharmaceuticals, Inc. (I)(L)	1,100	128,282
Rigel Pharmaceuticals, Inc. (I)	800	6,440
RNL BIO Company, Ltd. (I)	920	3,668
Sangamo Biosciences, Inc. (I)	700	3,430
Seattle Genetics, Inc. (I)	800	16,304
Sino Biopharmaceutical	20,000	5,356
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	13,893
Swedish Orphan Biovitrum AB (I)	35	119
Synageva BioPharma Corp. (I)	100	3,587
Synta Pharmaceuticals Corp. (I)	300	1,305
Theravance, Inc. (I)	191	3,725
ThromboGenics NV (I)	334	11,101
United Therapeutics Corp. (I)(L)	600	28,278
Vertex Pharmaceuticals, Inc. (I)	1,300	53,313
Vical, Inc. (I)	900	3,060
Zeltia SA (I)	2,108	4,533

		1,612,948
Health Care Equipment & Supplies - 0.9%
Abaxis, Inc. (I)(L)	200	5,826
ABIOMED, Inc. (I)(L)	200	4,438
Accuray, Inc. (I)(L)	1,095	7,731
Alere, Inc. (I)	800	20,808
Align Technology, Inc. (I)(L)	1,000	27,550
Analogic Corp.	200	13,508
AngioDynamics, Inc. (I)(L)	200	2,450
Anika Therapeutics, Inc. (I)	500	6,270
Ansell, Ltd.	679	10,461
Arthrocare Corp. (I)	300	8,055
Baxter International, Inc.	2,500	149,450
Becton, Dickinson and Company (L)	996	77,339

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
BioMerieux SA	114	$8,979
Biosensors International Group, Ltd. (I)	6,000	7,181
Blackmores, Ltd.	69	1,970
Boston Scientific Corp. (I)	12,916	77,238
C.R. Bard, Inc.	600	59,232
Cantel Medical Corp.	300	7,527
CareFusion Corp. (I)	2,282	59,172
Cie Generale d’Optique
Essilor International SA	776	69,171
Cochlear, Ltd.	319	20,450
Coloplast A/S	88	15,268
Conceptus, Inc. (I)	500	7,190
CONMED Corp.	200	5,974
Covidien PLC	3,171	173,390
CryoLife, Inc. (I)	300	1,581
Cutera, Inc. (I)	300	2,565
Cyberonics, Inc. (I)	200	7,626
DENTSPLY International, Inc. (L)	1,100	44,143
DiaSorin SpA	185	5,391
Edwards Lifesciences Corp. (I)	600	43,638
Elekta AB, Series B	698	35,342
Exactech, Inc. (I)	100	1,585
Fisher & Paykel Healthcare Corp.	6,757	12,390
Gen-Probe, Inc. (I)	500	33,205
Getinge AB, Series B	1,295	36,864
Given Imaging, Ltd. (I)	283	5,322
GN Store Nord A/S	2,000	21,428
Greatbatch, Inc. (I)	300	7,356
Haemonetics Corp. (I)	200	13,936
Hill-Rom Holdings, Inc.	500	16,705
Hogy Medical Company, Ltd.	100	4,474
Hologic, Inc. (I)	2,700	58,185
ICU Medical, Inc. (I)	200	9,832
IDEXX Laboratories, Inc. (I)	300	26,235
Integra LifeSciences Holdings Corp. (I)	300	10,407
Intuitive Surgical, Inc. (I)	400	216,700
IRIS International, Inc. (I)	300	4,053
Jeol, Ltd.	1,000	2,951
Kensey Nash Corp.	100	2,926
Medical Action Industries, Inc. (I)	500	2,860
Medtronic, Inc.	6,044	236,864
Meridian Bioscience, Inc.	400	7,752
Merit Medical Systems, Inc. (I)	375	4,658
Mingyuan Medicare
Development Company, Ltd. (I)	40,000	1,130
Miraca Holdings, Inc.	300	11,774
Natus Medical, Inc. (I)	500	5,965
Neogen Corp. (I)(L)	250	9,768
Nihon Kohden Corp.	400	10,768
Nipro Corp.	800	5,966
Nissui Pharmaceutical Company, Ltd.	300	2,761
Nobel Biocare Holding AG (I)	1,134	14,195
NuVasive, Inc. (I)	500	8,420
Olympus Corp. (I)	1,000	16,354
OraSure Technologies, Inc. (I)	600	6,894
Orthofix International NV (I)	300	11,274
Palomar Medical Technologies, Inc. (I)	500	4,670
Quidel Corp. (I)	400	7,348
ResMed, Inc. (I)(L)	900	27,819
RTI Biologics, Inc. (I)	1,400	5,180
Sirona Dental Systems, Inc. (I)	600	30,924
Smith & Nephew PLC, ADR (L)	902	45,551
Sonova Holding AG (I)	320	35,578
Sorin SpA (I)	5,818	10,898
Spectranetics Corp. (I)	700	7,280

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	1,390	$61,591
STERIS Corp. (L)	544	17,201
Straumann Holding AG	53	9,013
Stryker Corp.	1,625	90,155
SurModics, Inc. (I)	200	3,074
Symmetry Medical, Inc. (I)	400	2,828
Teleflex, Inc.	400	24,460
Terumo Corp.	700	33,729
The Cooper Companies, Inc.	500	40,855
Thoratec Corp. (I)	500	16,855
Top Glove Corp. BHD	5,200	7,649
Varian Medical Systems, Inc. (I)	700	48,272
West Pharmaceutical Services, Inc.	200	8,506
William Demant Holdings A/S (I)	107	9,982
Wright Medical Group, Inc. (I)(L)	600	11,592
Young Innovations, Inc.	100	3,092
Ypsomed Holding AG (I)	2	122
Zimmer Holdings, Inc.	1,700	109,276
Zoll Medical Corp. (I)	300	27,789

		2,530,160
Health Care Providers & Services - 1.1%
Accretive Health, Inc. (I)	600	11,982
Aetna, Inc.	2,100	105,336
Air Methods Corp. (I)(L)	300	26,175
Alliance HealthCare Services, Inc. (I)	200	300
Almost Family, Inc. (I)	100	2,601
Amedisys, Inc. (I)(L)	500	7,230
AMERIGROUP Corp. (I)(L)	500	33,640
AmerisourceBergen Corp.	1,800	71,424
Amil Participacoes SA	800	8,327
AMN Healthcare Services, Inc. (I)	400	2,424
Amplifon SpA	619	3,198
Amsurg Corp. (I)	500	13,990
Apollo Hospitals Enterprise, Ltd.	1,126	14,076
Assisted Living Concepts, Inc.	320	5,315
Assura Group, Ltd.	5,036	2,477
Bio-Reference Labs, Inc. (I)	400	9,404
BioScrip, Inc. (I)	700	4,753
Brookdale Senior Living, Inc. (I)	900	16,848
Capital Senior Living Corp. (I)	800	7,392
Cardinal Health, Inc.	2,165	93,333
Catalyst Health Solutions, Inc. (I)	400	25,492
Celesio AG	622	11,257
Centene Corp. (I)	812	39,764
CIGNA Corp.	1,900	93,575
CML Healthcare, Inc.	327	3,475
Community Health Systems, Inc. (I)(L)	1,000	22,240
Corvel Corp. (I)	200	7,978
Coventry Health Care, Inc.	1,400	49,798
Cross Country Healthcare, Inc. (I)	500	2,505
DaVita, Inc. (I)	700	63,119
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	2,326	719
Diagnosticos da America SA	2,500	19,187
Emeritus Corp. (I)	200	3,532
Express Scripts, Inc. (I)	2,099	113,724
Fleury SA	200	2,640
Fresenius Medical Care AG &
Company KGaA	583	41,189
Fresenius SE & Company KGaA	522	53,535
Galenica Holding AG	30	19,613
Gentiva Health Services, Inc. (I)	400	3,496
Health Management
Associates, Inc., Class A (I)	2,700	18,144

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Health Net, Inc. (I)	1,100	$43,692
HealthSouth Corp. (I)(L)	1,100	22,528
Healthways, Inc. (I)	600	4,416
Henry Schein, Inc. (I)	800	60,544
HMS Holdings Corp. (I)	1,200	37,452
Humana, Inc.	1,100	101,728
IPC The Hospitalist Company, Inc. (I)	200	7,382
Kindred Healthcare, Inc. (I)(L)	741	6,402
Korian	384	7,057
Laboratory Corp. of America Holdings (I)(L)	600	54,924
Landauer, Inc.	100	5,302
LHC Group, Inc. (I)	200	3,706
Life Healthcare Group Holdings, Ltd.	3,407	11,109
LifePoint Hospitals, Inc. (I)	500	19,720
Lincare Holdings, Inc. (L)	950	24,586
Magellan Health Services, Inc. (I)	300	14,643
McKesson Corp.	1,200	105,324
MedCath Corp. (I)	500	3,930
Medco Health Solutions, Inc. (I)	3,200	224,960
Medi-Clinic Corp., Ltd.	2,345	11,452
Mediceo Holdings Company, Ltd.	800	10,414
Mediq NV	324	5,097
Mednax, Inc. (I)	499	37,111
Metropolitan Health Networks, Inc. (I)	66	618
MModal, Inc. (I)	432	4,558
Molina Healthcare, Inc. (I)	900	30,267
MWI Veterinary Supply, Inc. (I)	200	17,600
National Healthcare Corp.	100	4,556
Netcare, Ltd.	1,260	2,338
Odontoprev SA	600	10,189
Omnicare, Inc.	1,200	42,684
Oriola-KD OYJ	3,601	8,980
Orpea SA	163	5,762
Owens & Minor, Inc. (L)	750	22,808
Patterson Companies, Inc.	900	30,060
PDI, Inc. (I)	300	2,001
Pharmaniaga BHD	150	230
PharMerica Corp. (I)	600	7,458
Primary Health Care, Ltd.	5,118	15,164
PSS World Medical, Inc. (I)(L)	300	7,602
Quest Diagnostics, Inc.	1,400	85,610
Ramsay Health Care, Ltd.	719	14,570
Rhoen-Klinikum AG	1,133	22,754
Select Medical Holdings Corp. (I)	2,500	19,225
Ship Healthcare Holdings, Inc.	500	10,250
Sigma Pharmaceuticals, Ltd.	20,199	13,199
Sinopharm Group Company, Ltd., H Shares	1,600	4,475
Skilled Healthcare Group, Inc. (I)(L)	300	2,298
Sonic Healthcare, Ltd.	1,778	23,115
Southern Cross Healthcare, Ltd. (I)	1,847	185
Sun Healthcare Group, Inc. (I)	300	2,052
Sunrise Senior Living, Inc. (I)	300	1,896
Suzuken Company, Ltd.	400	12,379
Team Health Holdings, Inc. (I)	600	12,336
Tenet Healthcare Corp. (I)(L)	3,200	16,992
The Ensign Group, Inc.	200	5,432
The Providence Service Corp. (I)	500	7,755
Toho Holdings Company, Ltd.	300	5,354
Triple-S Management Corp., Class B (I)	400	9,240
United Drug PLC	3,962	11,202
UnitedHealth Group, Inc.	6,106	359,888
Universal American Corp.	700	7,546
Universal Health Services, Inc., Class B	800	33,528
VCA Antech, Inc. (I)(L)	900	20,889
Vital KSK Holdings, Inc.	1,200	10,264

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)	800	$57,504
WellPoint, Inc.	2,516	185,681

		3,027,180
Health Care Technology - 0.1%
AGFA Gevaert NV (European Exchange) (I)	1,939	3,588
Allscripts Healthcare Solutions, Inc. (I)	2,000	33,200
athenahealth, Inc. (I)(L)	400	29,648
Cerner Corp. (I)	600	45,696
Computer Programs & Systems, Inc.	200	11,304
MedAssets, Inc. (I)	700	9,212
Medidata Solutions, Inc. (I)	300	7,992
Merge Healthcare, Inc. (I)	1,400	8,190
Omnicell, Inc. (I)	600	9,126
Quality Systems, Inc.	500	21,865
SXC Health Solutions Corp. (I)	200	15,026

		194,847
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)	1,200	5,124
Agilent Technologies, Inc.	1,500	66,765
Bachem Holding AG (I)	51	2,133
Bio-Rad Laboratories, Inc., Class A (I)	300	31,107
Bruker Corp. (I)	1,400	21,434
BTG PLC (I)	3,898	20,804
Charles River
Laboratories International, Inc. (I)	500	18,045
Covance, Inc. (I)(L)	500	23,815
Enzo Biochem, Inc. (I)	1,300	3,497
EPS Company, Ltd.	2	4,417
eResearch Technology, Inc. (I)	800	6,256
Evotec AG (I)	3,651	13,795
Furiex Pharmaceuticals, Inc. (I)	125	2,954
Gerresheimer AG	197	8,624
Illumina, Inc. (I)(L)	800	42,088
Life Technologies Corp. (I)	1,700	82,994
Lonza Group AG (I)	368	19,012
Luminex Corp. (I)	500	11,675
Mettler-Toledo International, Inc. (I)	100	18,475
Morphosys AG (I)	113	2,899
Nordion, Inc.	1,500	14,557
PAREXEL International Corp. (I)	600	16,182
PerkinElmer, Inc.	1,200	33,192
QIAGEN NV (I)	1,198	18,653
Siegfried Holding AG	58	5,963
Tecan Group AG (I)	62	4,568
Techne Corp.	400	28,040
Thermo Fisher Scientific, Inc.	2,711	152,846
Waters Corp. (I)	600	55,596

		735,510
Pharmaceuticals - 2.9%
Abbott Laboratories	7,194	440,920
Acino Holding AG (I)	47	5,593
Acrux, Ltd. (I)	1,766	7,283
Adcock Ingram Holdings, Ltd. (I)	882	6,752
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	13
Allergan, Inc.	1,500	143,145
Aspen Pharmacare Holdings, Ltd. (I)	2,184	33,780
Astellas Pharma, Inc.	1,200	49,584
AstraZeneca PLC, ADR	4,572	203,408
Bayer AG	2,457	172,967
Bristol-Myers Squibb Company	7,775	262,406
Cardiome Pharma Corp. (I)	300	217

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
China Chemical &
Pharmaceutical Company, Ltd.	1,000	$706
China Pharmaceutical Group, Ltd. (I)	14,000	3,208
China Shineway Pharmaceutical Group, Ltd.	5,000	7,553
Chugai Pharmaceutical Company, Ltd.	300	5,563
Cipla, Ltd.	3,066	18,367
Daiichi Sankyo Company, Ltd.	2,300	42,214
Dainippon Sumitomo Pharma Company, Ltd.	1,000	10,658
Depomed, Inc. (I)	1,200	7,512
Dong-A Pharmaceutical Company, Ltd.	45	3,218
EGIS Pharmaceuticals PLC	22	1,461
Eisai Company, Ltd.	600	23,908
Elan Corp. PLC, ADR (I)(L)	1,612	24,196
Eli Lilly & Company	4,800	193,296
Endo Pharmaceuticals Holdings, Inc. (I)	1,100	42,603
Faes Farma SA	488	1,009
Forest Laboratories, Inc. (I)	2,400	83,256
Genomma Lab Internacional SA de CV (I)	3,800	6,950
GlaxoSmithKline Pharmaceuticals, Ltd.	235	10,832
GlaxoSmithKline PLC, ADR (L)	6,500	291,915
Glenmark Pharmaceuticals, Ltd.	334	2,030
Green Cross Corp.	76	8,468
Green Cross Holdings Corp.	480	5,509
H. Lundbeck A/S	487	9,778
Hanmi Holdings Company, Ltd. (I)	5	87
Hanmi Pharm Company, Ltd. (I)	17	905
Hi-Tech Pharmacal Company, Inc. (I)	200	7,186
Hikma Pharmaceuticals PLC	1,765	19,182
Hisamitsu Pharmaceutical Company, Inc.	300	14,281
Hospira, Inc. (I)(L)	1,400	52,346
Impax Laboratories, Inc. (I)(L)	700	17,206
Ipsen SA	190	5,194
Jazz Pharmaceuticals PLC (I)	601	29,130
Johnson & Johnson	14,735	971,921
Jubilant Life Sciences, Ltd.	59	344
Kaken Pharmaceutical Company, Ltd.	1,000	12,639
Kissei Pharmaceutical Company, Ltd.	500	9,819
Kyowa Hakko Kogyo Company, Ltd.	2,000	22,342
Laboratorios Almirall SA	481	4,188
Lannett Company, Inc. (I)	600	2,502
LG Life Sciences, Ltd. (I)	173	5,499
Lijun International
Pharmaceutical Holding, Ltd.	40,000	8,732
Lupin, Ltd.	519	5,393
Meda AB	1,953	18,628
Medicis Pharmaceutical Corp., Class A	600	22,554
Merck & Company, Inc.	17,840	685,056
Merck KGaA	311	34,418
Mitsubishi Tanabe Pharma Corp.	600	8,457
Mylan, Inc. (I)	3,700	86,765
Nippon Shinyaku Company, Ltd.	1,000	12,340
Novartis AG, ADR	8,175	452,977
Novo Nordisk A/S, ADR	1,422	197,246
Obagi Medical Products, Inc. (I)	300	4,020
Ono Pharmaceutical Company, Ltd.	400	22,358
Orion OYJ, Series A	170	3,363
Orion OYJ, Series B	460	9,093
Pain Therapeutics, Inc. (I)	900	3,231
Par Pharmaceutical Companies, Inc. (I)	300	11,619
Perrigo Company	600	61,986
Pfizer, Inc.	47,807	1,083,307
Pharmaxis, Ltd. (I)	8,412	11,460
Piramal Healthcare, Ltd.	482	4,467
Questcor Pharmaceuticals, Inc. (I)(L)	900	33,858
Ranbaxy Laboratories, Ltd.	764	6,949

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Recordati SpA	1,275	$9,701
Richter Gedeon Nyrt	89	15,287
Roche Holdings AG	1,846	321,401
Roche Holdings AG (SIX Swiss Exchange)	72	13,238
Rohto Pharmaceutical Company, Ltd.	1,000	12,481
Salix Pharmaceuticals, Ltd. (I)(L)	1,000	52,500
Sanofi, ADR	8,840	342,550
Santarus, Inc. (I)	1,300	7,605
Santen Pharmaceutical Company, Ltd.	400	17,149
Sawai Pharmaceutical Company, Ltd.	200	21,197
Seikagaku Corp.	100	1,119
Shionogi & Company, Ltd.	1,500	20,854
Shire PLC, ADR	715	67,746
Stada Arzneimittel AG	532	17,467
Strides Arcolab, Ltd.	487	5,556
Sun Pharmaceutical Industries, Ltd.	1,755	19,597
Takeda Pharmaceutical Company, Ltd.	2,200	97,295
Teva Pharmaceutical Industries, Ltd., ADR	4,045	182,268
The Medicines Company (I)	400	8,028
Transcept Pharmaceuticals, Inc. (I)	253	2,662
Tsumura & Company, Ltd.	400	11,584
UCB SA	475	20,512
United Laboratories, Ltd. (I)	6,000	2,984
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	1,246	66,898
Vectura Group PLC (I)	4,498	3,901
Virbac SA	64	10,175
ViroPharma, Inc. (I)(L)	1,000	30,070
Warner Chilcott PLC, Class A (I)	1,000	16,810
Watson Pharmaceuticals, Inc. (I)	1,100	73,766
Wockhardt, Ltd. (I)	291	3,427
Yuhan Corp.	106	11,040

		7,580,194

		15,680,839
Industrials - 8.9%
Aerospace & Defense - 1.1%
AAR Corp.	700	12,775
Aerovironment, Inc. (I)(L)	300	8,043
Alliant Techsystems, Inc.	400	20,048
American Science & Engineering, Inc.	100	6,705
BAE Systems PLC	16,678	79,951
BE Aerospace, Inc. (I)	1,020	47,399
Bharat Electronics, Ltd.	204	6,119
Bombardier, Inc.	6,900	28,639
CAE, Inc.	2,009	20,605
Ceradyne, Inc.	400	13,024
Chemring Group PLC	1,365	8,906
Cobham PLC	7,963	29,164
Cubic Corp.	300	14,184
Curtiss-Wright Corp.	600	22,206
DigitalGlobe, Inc. (I)	500	6,670
Ducommun, Inc. (I)	100	1,190
Elbit Systems, Ltd.	100	3,850
Embraer SA, ADR	850	27,183
Esterline Technologies Corp. (I)	200	14,292
European Aeronautic Defence &
Space Company NV	2,088	85,465
Exelis, Inc.	2,013	25,203
Finmeccanica SpA (I)	3,480	18,832
GenCorp, Inc. (I)	500	3,550
General Dynamics Corp.	2,028	148,815
GeoEye, Inc. (I)(L)	400	9,628
Goodrich Corp.	1,400	175,616

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Hampson Industries PLC (I)	4,514	$346
HEICO Corp.	100	5,159
HEICO Corp., Class A	200	8,030
Hexcel Corp. (I)	1,000	24,010
Honeywell International, Inc.	3,498	213,553
Huntington Ingalls Industries, Inc. (I)	466	18,752
L-3 Communications Holdings, Inc.	900	63,693
LMI Aerospace, Inc. (I)	200	3,640
Lockheed Martin Corp.	1,300	116,818
Moog, Inc., Class A (I)	500	21,445
MTU Aero Engines Holding AG	328	26,435
National Presto Industries, Inc.	100	7,586
Northrop Grumman Corp.	1,700	103,836
Orbital Sciences Corp., Class A (I)	900	11,835
Precision Castparts Corp.	633	109,446
Qinetiq PLC	11,015	28,055
Raytheon Company (L)	2,100	110,838
Rockwell Collins, Inc.	865	49,789
Rolls-Royce Holdings PLC (I)	13,341	173,196
Saab AB	662	12,366
Safran SA	698	25,636
Singapore Technologies Engineering, Ltd.	6,000	15,546
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	34,244
Taser International, Inc. (I)	400	1,736
Teledyne Technologies, Inc. (I)	300	18,915
Textron, Inc.	3,000	83,490
Thales SA	402	15,039
The Boeing Company	3,200	237,984
TransDigm Group, Inc. (I)	300	34,728
Triumph Group, Inc.	400	25,064
Ultra Electronics Holdings PLC	436	12,192
United Technologies Corp.	4,100	340,054
Zodiac Aerospace	501	52,148

		2,843,666
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,700	9,843
Atlas Air Worldwide Holdings, Inc. (I)	400	19,684
C.H. Robinson Worldwide, Inc.	963	63,067
Deutsche Post AG	5,331	102,719
Expeditors International of Washington, Inc.	1,100	51,161
FedEx Corp. (L)	1,930	177,483
Freightways, Ltd.	4,613	14,915
Hanjin Transportation Company, Ltd.	140	2,677
HUB Group, Inc., Class A (I)	300	10,809
Hyundai Glovis Company, Ltd.	80	14,412
Kerry TJ Logistics Company, Ltd.	4,000	4,535
Kintetsu World Express, Inc.	100	3,486
Pacer International, Inc. (I)	200	1,264
Panalpina Welttransport Holding AG (I)	188	20,098
Park-Ohio Holdings Corp. (I)	300	6,015
PostNL NV	1,760	10,859
Shenzhen International Holdings, Ltd.	45,000	3,125
Shibusawa Warehouse Company, Ltd.	1,000	3,105
Sinotrans, Ltd., H Shares	11,000	2,060
TNT Express NV	1,760	21,764
Toll Holdings, Ltd.	3,609	21,959
United Parcel Service, Inc., Class B	3,377	272,591
UTi Worldwide, Inc.	1,000	17,230
Wincanton PLC (I)	620	692
Yamato Transport Company, Ltd.	2,400	37,328

		892,881
Airlines - 0.2%
Air China, Ltd., H Shares	4,000	2,764

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Air France KLM (I)(L)	1,136	$6,449
AirAsia BHD	12,600	14,186
Alaska Air Group, Inc. (I)(L)	1,000	35,820
All Nippon Airways Company, Ltd.	3,000	9,070
Asiana Airlines, Inc. (I)	1,080	6,706
Cathay Pacific Airways, Ltd.	8,000	14,786
China Airlines, Ltd.	24,511	9,884
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	1,969
Delta Air Lines, Inc. (I)	4,700	46,577
Deutsche Lufthansa AG	1,546	21,627
EasyJet PLC	2,043	15,867
EVA Airways Corp.	13,112	8,064
Gol Linhas Aereas Inteligentes SA, ADR	900	6,057
Hawaiian Holdings, Inc. (I)	1,000	5,230
International Consolidated
Airlines Group SA (I)	7,304	21,029
JetBlue Airways Corp. (I)(L)	3,231	15,800
Malaysian Airline System BHD (I)	8,000	3,498
Norwegian Air Shuttle ASA (I)	300	5,686
Qantas Airways, Ltd. (I)	5,035	9,313
Singapore Airlines, Ltd.	3,000	25,726
SkyWest, Inc.	400	4,420
Southwest Airlines Company	7,709	63,522
Thai Airways International PCL (I)	6,600	5,509
Turk Hava Yollari (I)	3,051	4,457
United Continental Holdings, Inc. (I)(L)	3,094	66,521
Virgin Australia Holdings, Ltd. (I)	32,122	7,738

		438,275
Auto Components - 0.0%
Rieter Holding AG (I)	46	7,853
Semperit AG Holding	67	2,874
Westport Innovations, Inc. (I)	500	20,512

		31,239
Building Products - 0.3%
AAON, Inc.	450	9,086
American Woodmark Corp. (I)	100	1,800
AO Smith Corp.	450	20,228
Apogee Enterprises, Inc.	400	5,180
Armstrong World Industries, Inc. (L)	800	39,016
Asahi Glass Company, Ltd.	5,000	42,863
Assa Abloy AB, Series B	2,028	63,777
Belimo Holding AG	4	7,732
Builders FirstSource, Inc. (I)	300	1,269
Bunka Shutter Company, Ltd.	2,000	7,252
Cie de Saint-Gobain	1,310	58,543
Daikin Industries, Ltd.	1,000	27,309
Fortune Brands Home & Security, Inc. (I)	2,100	46,347
Geberit AG (I)	153	32,023
Gibraltar Industries, Inc. (I)	200	3,030
Griffon Corp.	653	6,987
GWA International, Ltd.	1,367	3,050
Hills Industries, Ltd.	1,154	1,285
Insteel Industries, Inc.	380	4,617
JS Group Corp. (L)	1,600	33,707
Lennox International, Inc.	400	16,120
LG Hausys, Ltd.	28	1,854
Lindab International AB	600	4,797
Masco Corp.	3,500	46,795
Nibe Industrier AB	654	10,456
Nippon Sheet Glass Company, Ltd.	11,000	16,990
Nitto Boseki Company, Ltd.	2,000	7,870
Owens Corning, Inc. (I)	1,320	47,560

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Quanex Building Products Corp.	500	$8,815
Rockwool International A/S	100	9,587
Sankyo-Tateyama Holdings, Inc.	2,000	3,496
Sanwa Shutter Corp.	2,000	7,846
Simpson Manufacturing Company, Inc.	400	12,900
Sintex Industries, Ltd.	1,509	2,555
Systemair AB	211	2,704
Taiwan Glass Industrial Corp.	8,330	9,380
Takara Standard Company, Ltd.	1,000	7,397
Takasago Thermal Engineering Company, Ltd.	1,000	7,811
TOTO, Ltd.	2,000	15,147
Trex Company, Inc. (I)(L)	300	9,624
Universal Forest Products, Inc.	300	10,344
USG Corp. (I)(L)	1,400	24,080
Wienerberger AG	1,142	13,416
Zehnder Group AG	222	16,449

		729,094
Commercial Services & Supplies - 0.6%
3M India, Ltd. (I)	25	1,799
ABM Industries, Inc. (L)	600	14,580
ACCO Brands Corp. (I)(L)	1,100	13,651
Aggreko PLC	1,315	47,301
American Reprographics Company (I)	900	4,851
Asset Acceptance Capital Corp. (I)	200	948
Avery Dennison Corp.	800	24,104
Babcock International Group PLC	2,563	32,638
Blue Label Telecoms, Ltd.	3,672	3,289
Brambles, Ltd.	6,394	47,066
Cabcharge Australia, Ltd.	479	2,994
Casella Waste Systems, Inc., Class A (I)	200	1,246
Cenveo, Inc. (I)	1,600	5,408
China Everbright International, Ltd.	16,000	7,496
Cintas Corp.	1,300	50,856
Clean Harbors, Inc. (I)	493	33,194
Consolidated Graphics, Inc. (I)	200	9,050
Copart, Inc. (I)	1,400	36,498
Corrections Corp. of America (I)	862	23,541
Courier Corp.	200	2,320
Covanta Holding Corp.	1,384	22,462
Dai Nippon Printing Company, Ltd.	4,000	41,175
Daiseki Company, Ltd.	500	9,316
Davis Service Group PLC	1,296	10,819
De La Rue PLC	1,136	16,364
Deluxe Corp.	400	9,368
Downer EDI, Ltd. (I)	1,628	6,789
Duskin Company, Ltd.	600	12,015
Edenred	625	18,802
Encore Capital Group, Inc. (I)	200	4,510
EnergySolutions, Inc. (I)	1,900	9,310
Ennis, Inc.	200	3,164
Fuel Tech, Inc. (I)	500	2,730
G&K Services, Inc., Class A	200	6,840
G4S PLC	9,075	39,539
Garda World Security Corp. (I)	200	1,817
Gategroup Holding AG (I)	136	4,985
GL Events SA	168	3,577
Gunnebo AB	1,340	6,812
Healthcare Services Group, Inc. (L)	701	14,910
Herman Miller, Inc.	400	9,184
HNI Corp.	600	16,650
Homeserve PLC	3,340	12,478
Horizon North Logistics, Inc.	240	1,504
InnerWorkings, Inc. (I)	1,000	11,650
Interface, Inc., Class A	800	11,160

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Intersections, Inc.	206	$2,633
Intrum Justitia AB	459	7,632
Iron Mountain, Inc.	1,407	40,522
Kimball International, Inc., Class B	200	1,382
Knoll, Inc.	200	3,328
Kokuyo Company, Ltd.	500	3,750
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	3,080	5,484
Lassila & Tikanoja OYJ (I)	363	5,340
Loomis AB	512	7,314
McGrath RentCorp	200	6,422
Metalico, Inc. (I)	1,100	4,697
Mine Safety Appliances Company (L)	400	16,432
Mitie Group PLC	2,329	10,408
Mitsubishi Pencil Company, Ltd.	200	3,484
Mobile Mini, Inc. (I)(L)	800	16,896
Moshi Moshi Hotline, Inc.	400	4,015
Multi-Color Corp.	100	2,251
Mvelaserve, Ltd.	2,549	3,795
Nissha Printing Company, Ltd. (I)	300	3,935
NL Industries, Inc.	400	5,960
Orell Fuessli Holding AG	57	6,455
Park24 Company Ltd.	1,000	13,505
PayPoint PLC	1,027	10,227
Penauille Polyservices SA	416	1,381
Pitney Bowes, Inc. (L)	1,400	24,612
Portfolio Recovery Associates, Inc. (I)	200	14,344
Programmed Maintenance Services, Ltd.	3,918	10,231
Progressive Waste Solutions, Ltd.	233	5,051
Prosegur Cia de Seguridad SA	240	14,049
R.R. Donnelley & Sons Company (L)	1,800	22,302
Regus PLC	6,222	11,301
Rentokil Initial PLC	15,959	21,785
Republic Services, Inc.	3,305	101,001
Ritchie Brothers Auctioneers, Inc.	700	16,675
Rollins, Inc.	1,450	30,856
RPS Group PLC	1,673	6,342
S1 Corp.	180	8,391
Schawk, Inc., Class A	500	6,255
Seche Environnement SA	29	1,239
Secom Company, Ltd.	500	24,601
Securitas AB, Series B	2,105	20,315
Serco Group PLC	3,723	32,291
Shanks Group PLC	2,270	3,584
Societe BIC SA	221	22,171
Sohgo Security Services Company, Ltd.	1,000	11,870
Spotless Group, Ltd.	5,512	13,440
Standard Parking Corp. (I)	200	4,100
Steelcase, Inc., Class A (L)	1,200	11,520
Stericycle, Inc. (I)(L)	500	41,820
Sykes Enterprises, Inc. (I)	600	9,480
Taiwan Secom Company, Ltd.	4,000	8,304
Team, Inc. (I)	400	12,380
Tetra Tech, Inc. (I)(L)	800	21,088
The Brinks Company	300	7,161
The Geo Group, Inc. (I)	620	11,786
Tomra Systems ASA	800	6,530
Toppan Forms Company, Ltd.	800	7,340
Toppan Printing Company, Ltd.	3,000	23,618
Transcontinental, Inc.	500	6,251
Transfield Services, Ltd.	6,866	17,670
Transpacific Industries Group, Ltd. (I)	6,167	4,986
Unifirst Corp.	200	12,310
United Stationers, Inc. (L)	400	12,412
US Ecology, Inc.	100	2,174

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	$3,309
Viad Corp.	400	7,772
Waste Connections, Inc.	1,050	34,157
Waste Management, Inc.	2,933	102,538
WHK Group, Ltd.	5,300	4,584

		1,654,004
Construction & Engineering - 0.7%
Abengoa SA	391	7,134
ACS Actividades de Construccion
y Servicios SA	813	20,819
AECOM Technology Corp. (I)	900	20,133
Aecon Group, Inc.	1,200	15,893
Aegion Corp. (I)	700	12,481
Arcadis NV	353	7,374
Astaldi SpA	1,584	12,628
Aveng, Ltd.	2,595	13,240
Balfour Beatty PLC	4,923	22,513
Bauer AG	199	6,121
Besalco SA	5,468	10,632
Bilfinger Berger SE	509	47,869
Bird Construction, Inc.	600	9,023
Boart Longyear, Ltd.	4,209	18,151
Bouygues SA	1,092	33,412
Cardno, Ltd.	828	5,998
Carillion PLC	3,896	18,615
China Communications Construction
Company, Ltd., H Shares	32,787	32,952
China Railway Construction Corp., H Shares	13,500	8,387
China Railway Group, Ltd., H Shares	23,000	7,341
China State Construction
International Holdings, Ltd.	1,600	1,477
Chugai Ro Company, Ltd.	1,000	3,445
Chung Hsin Electric &
Machinery Manufacturing Corp.	17,000	9,764
Churchill Corp.	400	6,132
Comfort Systems USA, Inc.	400	4,364
COMSYS Holdings Corp.	1,200	13,019
Cosco International Holdings, Ltd.	22,427	9,674
CTCI Corp.	6,000	9,982
Daelim Industrial Company, Ltd.	215	23,270
Doosan Heavy Industries and
Construction Company, Ltd.	275	15,497
Dycom Industries, Inc. (I)	500	11,680
Eiffage SA	234	9,058
Ellaktor SA (I)	2,313	3,682
EMCOR Group, Inc.	600	16,632
Empresas ICA SAB de CV (I)	8,100	15,435
Ferrovial SA	2,357	27,099
FLSmidth & Company A/S, B Shares	389	27,372
Fluor Corp. (L)	1,100	66,044
Fomento de Construcciones
y Contratas SA (L)	377	8,427
Furmanite Corp. (I)	344	2,208
Galliford Try PLC	1,829	18,307
Gammon India, Ltd.	1,883	1,595
Gamuda BHD	12,700	15,086
GEK Group of Companies SA (I)	925	1,197
GMR Infrastructure (I)	11,509	6,996
Granite Construction, Inc.	500	14,370
Great Lakes Dredge & Dock Corp.	800	5,776
Grontmij NV (I)	287	2,142
Group Five, Ltd.	927	3,527
GS Engineering & Construction Corp.	209	18,449

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Halla Engineering & Construction Corp.	260	$3,020
Heijmans NV	103	1,197
Hindustan Construction Company, Ltd.	4,756	2,397
HKC Holdings, Ltd.	27,770	1,508
Hochtief AG (I)	251	15,238
Hyundai Development Company	490	10,760
Hyundai Engineering &
Construction Company, Ltd.	310	22,128
IJM Corp. BHD	6,200	11,406
Implenia AG (I)	111	3,799
Impregilo SpA (L)	4,555	18,251
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	25,650
Imtech NV	448	14,317
Interchina Holdings Company (I)	15,000	956
IVRCL Infrastructures & Projects, Ltd.	6,650	8,624
Jacobs Engineering Group, Inc. (I)	1,300	57,681
JGC Corp.	1,000	31,108
Kajima Corp.	5,000	15,230
Kandenko Company, Ltd.	1,000	4,872
KBR, Inc.	1,500	53,325
Keller Group PLC	325	2,290
Kier Group PLC	213	3,867
Kinden Corp.	1,000	7,758
Koninklijke BAM Groep NV	2,400	11,305
Koninklijke Boskalis Westinster NV	422	15,860
Kumho Industrial Company, Ltd. (I)	33	196
Kyowa Exeo Corp.	1,000	9,051
Lanco Infratech, Ltd. (I)	6,722	2,427
Larsen & Toubro, Ltd.	474	12,107
Layne Christensen Company (I)	400	8,900
Leighton Holdings, Ltd.	671	14,831
Macmahon Holdings, Ltd.	4,908	4,380
Maeda Road Construction Company, Ltd.	1,000	12,491
MasTec, Inc. (I)	1,000	18,090
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	671
Michael Baker Corp. (I)	100	2,385
Michaniki SA (I)	2,623	546
Mirait Holdings Corp.	1,000	7,287
Monadelphous Group, Ltd.	333	8,250
Morgan Sindall PLC	210	2,276
Mota Engil SGPS SA	444	721
Murray & Roberts Holdings, Ltd. (I)(L)	3,011	11,030
MYR Group, Inc. (I)	300	5,358
Nagarjuna Construction Company, Ltd.	1,391	1,514
Nippo Corp.	1,000	11,108
Nishimatsu Construction Company, Ltd.	2,000	4,698
Northwest Pipe Company (I)	200	4,248
NRW Holdings, Ltd.	518	2,228
Obayashi Corp.	4,000	17,484
Obrascon Huarte Lain SA	200	5,956
Orascom Construction Industries, GDR	461	19,994
Orion Marine Group, Inc. (I)	300	2,169
Outotec OYJ	215	10,902
PBG SA	86	1,079
Peab AB	1,356	6,924
Penta-Ocean Construction Company, Ltd. (L)	3,500	11,285
PER Aarsleff A/S	90	6,999
Pike Electric Corp. (I)	500	4,115
Polimex-Mostostal SA (I)	26	11
Polnord SA	395	1,930
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	7,224
Punj Lloyd, Ltd.	1,401	1,522

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Quanta Services, Inc. (I)	1,800	$37,620
Raubex Group, Ltd.	1,042	1,767
Sacyr Vallehermoso SA	297	904
Samsung Engineering Company, Ltd.	129	27,579
Sanki Engineering Company, Ltd.	2,000	10,806
Severfield Rowen PLC	2,280	6,573
Shikun & Binui, Ltd.	842	1,470
Shimizu Corp.	3,000	12,093
Skanska AB, Series B	2,340	40,586
SNC-Lavalin Group, Inc.	700	28,022
Sterling Construction Company, Inc. (I)	300	2,925
Strabag SE	153	4,660
Sweco AB	449	4,869
Taisei Corp.	9,000	23,527
Tekfen Holding AS	537	1,865
The Shaw Group, Inc. (I)	835	26,478
Toda Corp.	3,000	10,085
Toyo Engineering Corp.	1,000	4,780
Tutor Perini Corp. (I)	700	10,906
United Engineers, Ltd.	2,000	4,008
United Group, Ltd.	1,131	15,484
United Integrated Services Company, Ltd.	7,000	8,152
URS Corp.	1,000	42,520
Veidekke ASA	501	4,261
Vianini Lavori SpA	357	1,684
Vinci SA	1,645	85,825
Wavin NV (I)	158	2,206
Wilson Bayly Holmes-Ovcon, Ltd.	416	7,057
YIT OYJ	616	13,235
Yokogawa Bridge Corp.	1,000	6,969
Yongnam Holdings, Ltd.	43,000	8,723

		1,744,995
Electrical Equipment - 0.6%
ABB, Ltd. (I)	6,272	128,845
ABB, Ltd./India	467	7,688
Acuity Brands, Inc.	500	31,415
Alstom SA	788	30,725
AMETEK, Inc.	1,162	56,369
Bekaert SA (I)(L)	524	16,874
Belden, Inc.	700	26,537
Bharat Heavy Electricals, Ltd.	2,195	11,123
Brady Corp., Class A	700	22,645
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	2,690
Cooper Industries PLC	1,300	83,135
Crompton Greaves, Ltd.	1,545	4,176
Emerson Electric Company	3,375	176,108
Encore Wire Corp.	500	14,865
EnerSys, Inc. (I)	900	31,185
Franklin Electric Company, Inc.	300	14,721
FSP Technology, Inc.	6,079	5,736
Fujikura, Ltd.	4,000	13,493
Furukawa Electric Company, Ltd. (I)	4,000	10,754
Futaba Corp.	600	8,588
Gamesa Corporacion Tecnologica SA	1,673	5,322
Generac Holdings, Inc. (I)	700	17,185
General Cable Corp. (I)	500	14,540
Gintech Energy Corp. (I)	5,301	5,903
GrafTech International, Ltd. (I)	1,700	20,298
GS Yuasa Corp.	3,000	16,588
Harbin Power Equipment Company, Ltd.,
H Shares (I)	6,000	6,270
Hubbell, Inc., Class B	800	62,864
Huber & Suhner AG	13	611

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
II-VI, Inc. (I)(L)	800	$18,920
Johnson Electric Holdings, Ltd.	11,000	6,840
Legrand SA, ADR	852	31,340
LS Cable, Ltd.	188	13,287
LS Industrial Systems Company, Ltd.	164	9,517
LSI Industries, Inc.	300	2,199
Mersen	322	11,412
Mitsubishi Electric Corp.	6,000	53,359
Neo-Neon Holdings, Ltd. (I)	10,000	1,862
Nexans SA	196	13,250
Nippon Carbon Company, Ltd.	1,000	2,824
Nippon Signal Company, Ltd.	800	5,010
Nitto Kogyo Corp.	100	1,314
Nordex AG (I)	111	671
Ormat Industries, Ltd.	811	4,217
Polypore International, Inc. (I)(L)	500	17,580
Powell Industries, Inc. (I)	100	3,425
Powercom Company Ltd. (I)	5,350	3,649
Prysmian SpA	1,626	28,568
Regal-Beloit Corp.	400	26,220
Renewable Energy Corp. ASA (I)	3,561	2,108
Rockwell Automation, Inc. (L)	700	55,790
Roper Industries, Inc.	800	79,328
Saft Groupe SA (I)	395	12,804
Schneider Electric SA	1,813	118,376
SGL Carbon SE (I)(L)	292	13,381
Shanghai Electric Group Company, Ltd.,
H Shares (I)	26,000	13,287
Somfy SA	32	6,831
Sumitomo Electric Industries, Ltd.	3,500	48,395
SWCC Showa Holdings Company, Ltd.	6,000	5,764
Taihan Electric Wire Company, Ltd. (I)	484	1,521
Teco Electric & Machinery Company, Ltd.	20,000	13,791
The Babcock & Wilcox Company (I)	1,200	30,900
Thomas & Betts Corp. (I)	600	43,146
Ushio, Inc.	700	9,928
Vacon OYJ	122	6,508
Vestas Wind Systems A/S (I)(L)	992	10,088
Vicor Corp.	200	1,600
Walsin Lihwa Corp. (I)	39,000	12,375
XP Power, Ltd.	131	2,363
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	10,211
Zumtobel AG	627	8,851

		1,610,063
Electronic Equipment, Instruments & Components - 0.0%
Mabuchi Motor Company, Ltd.	200	9,142
Rotork PLC	289	9,470

		18,612
Household Durables - 0.0%
AFG Arbonia-Forster Holding AG (I)	54	1,223
Industrial Conglomerates - 1.2%
3M Company	3,000	267,630
Aditya Birla Nuvo, Ltd.	491	9,154
Alfa SAB de CV	1,800	25,914
Bakrie & Brothers Tbk PT (I)	1,496,000	8,179
Barloworld, Ltd.	2,065	26,939
Beijing Enterprises Holdings, Ltd.	4,000	24,284
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	4,992
Bidvest Group, Ltd.	1,783	41,842
Carlisle Companies, Inc.	800	39,936
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	747

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
CIR-Compagnie Industriali Riunite SpA	2,773	$3,929
Citic Pacific, Ltd.	6,000	10,101
CJ Corp.	119	8,936
Clal Industries & Investments, Ltd.	576	2,136
Cookson Group PLC	3,162	35,022
CSR, Ltd.	6,720	12,537
Daetwyler Holding AG	23	1,949
Danaher Corp.	3,400	190,400
DCC PLC	645	15,974
Dogan Sirketler Grubu Holdings (I)	10,683	5,043
Doosan Corp.	85	11,340
Empresas Copec SA	1,573	26,174
Enka Insaat ve Sanayi AS	1,867	5,959
Far Eastern New Century Corp.	12,222	14,144
Fraser and Neave, Ltd.	6,000	31,970
General Electric Company	69,389	1,392,637
Grupo Carso SAB de CV	5,300	16,612
Hankyu Hanshin Holdings, Inc.	5,000	21,887
Hutchison Whampoa, Ltd.	9,000	89,797
Ihlas Holding AS (I)	8,301	5,035
Indus Holding AG	334	10,311
Jaiprakash Associates, Ltd.	3,873	6,174
Katakura Industries Company, Ltd.	700	6,479
Keihan Electric Railway Company, Ltd.	3,000	14,323
Keppel Corp., Ltd.	3,700	32,333
KOC Holdings AS	4,095	16,675
Koninklijke Philips Electronics NV (I)	4,281	86,763
LG Corp.	343	19,697
Malaysian Resources Corp. BHD	19,050	11,811
MAX India, Ltd. (I)	1,717	5,637
MMC Corp. BHD	10,200	9,353
NWS Holdings, Ltd.	9,672	14,820
Orion Corp.	21	14,757
Orkla ASA	5,410	42,791
Raven Industries, Inc.	300	18,303
Reunert, Ltd.	873	7,976
Rheinmetall AG	298	17,660
Samsung Techwin Company, Ltd.	171	10,271
SembCorp Industries, Ltd.	4,000	16,839
Shanghai Industrial Holdings, Ltd.	4,000	12,282
Siemens AG	126	12,718
Siemens AG, ADR	2,736	275,898
Sime Darby BHD	9,700	30,834
SK Holdings Company, Ltd.	178	23,200
SM Investments Corp.	1,060	16,305
Smiths Group PLC	2,696	45,410
Sonae	3,327	1,978
Standex International Corp.	300	12,357
Tyco International, Ltd.	2,729	153,315

		3,298,469
Machinery - 1.9%
Aalberts Industries NV	535	11,054
Actuant Corp., Class A (L)	900	26,091
AG Growth International, Inc.	87	3,638
AGCO Corp. (I)	1,100	51,931
Aida Engineering, Ltd.	1,000	5,797
Alamo Group, Inc.	400	12,024
Albany International Corp., Class A	400	9,180
Alfa Laval AB	1,396	28,705
Altra Holdings, Inc. (I)	300	5,760
Amada Company, Ltd.	3,000	20,309
American Railcar Industries, Inc. (I)	400	9,404
Ampco-Pittsburgh Corp.	100	2,013
Andritz AG	184	18,001

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Ashok Leyland, Ltd.	3,312	$1,975
Astec Industries, Inc. (I)	400	14,592
Atlas Copco AB, Series A (I)	2,064	49,923
Atlas Copco AB, Series B (I)	1,113	23,978
ATS Automation Tooling Systems, Inc. (I)	1,702	15,238
Bando Chemical Industries, Ltd.	1,000	3,736
Barnes Group, Inc.	700	18,417
Beijer Alma AB	96	1,707
Blount International, Inc. (I)	500	8,340
Bobst Group AG (I)	236	7,068
Bodycote PLC	1,394	8,605
Bradken, Ltd.	1,082	9,628
Briggs & Stratton Corp.	400	7,172
Bucher Industries AG	51	10,814
Burckhardt Compression Holding AG	4	1,098
Cargotec Corp. OYJ	270	10,306
Cascade Corp.	100	5,012
Caterpillar, Inc.	3,200	340,864
Chart Industries, Inc. (I)(L)	600	43,998
China Automation Group, Ltd.	13,000	3,446
China National Materials Company, Ltd.,
H Shares (I)	11,000	4,434
CIRCOR International, Inc.	400	13,308
CLARCOR, Inc.	565	27,736
CNH Global NV (I)	619	24,574
Colfax Corp. (I)	774	27,269
Columbus McKinnon Corp./NY (I)	500	8,145
Concentric AB	1,200	9,711
Conzzeta Holding AG (I)	4	9,194
Cosco Corp. Singapore, Ltd.	10,000	9,325
Crane Company	600	29,100
CSR Corp., Ltd., H Shares	6,000	4,093
Cummins, Inc.	808	96,992
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	760	20,349
Daifuku Company, Ltd.	1,500	8,727
Danieli & C Officine Meccaniche SpA	270	7,406
Deere & Company	1,900	153,710
Deutz AG (I)	380	2,534
Donaldson Company, Inc.	1,200	42,876
Doosan Infracore Company, Ltd. (I)	830	16,013
Dover Corp.	1,100	69,234
Dynamic Materials Corp.	100	2,111
Eaton Corp.	2,000	99,660
Ebara Corp.	4,000	14,515
Energy Recovery, Inc. (I)	600	1,380
EnPro Industries, Inc. (I)(L)	300	12,330
ESCO Technologies, Inc.	400	14,708
Faiveley Transport	97	6,731
FANUC Corp.	600	107,837
Federal Signal Corp. (I)	1,100	6,116
Fenner PLC	4,478	31,090
Fiat Industrial SpA	3,942	42,035
First Tractor Company, H Shares (I)	10,000	10,103
Flowserve Corp.	500	57,755
FreightCar America, Inc.	100	2,249
Fujitec Company, Ltd.	1,000	6,601
Furukawa Company, Ltd. (I)	3,000	2,927
Gardner Denver, Inc. (L)	500	31,510
GEA Group AG	875	30,178
Georg Fischer AG (I)	30	13,748
Gildemeister AG (I)	397	7,775
Glory, Ltd.	500	10,999
Graco, Inc.	600	31,836
Graham Corp.	300	6,567

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Greenbrier Companies, Inc. (I)	300	$5,937
Haldex AB	1,200	7,883
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	6,914
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	876
Harsco Corp.	1,100	25,806
Heidelberger Druckmaschinen AG (I)(L)	2,635	5,282
Hexagon AB	1,811	35,214
Hexpol AB	75	2,553
Hitachi Construction
Machinery Company, Ltd.	400	8,902
Hitachi Tool Engineering, Ltd.	400	4,086
Hitachi Zosen Corp.	7,500	9,815
Hiwin Technologies Corp.	2,000	22,570
Hyundai Heavy Industries Company, Ltd.	159	45,215
Hyundai Mipo Dockyard Company, Ltd.	82	9,867
IDEX Corp.	800	33,704
IHI Corp.	9,000	22,764
Illinois Tool Works, Inc. (L)	2,300	131,376
IMI PLC	2,326	36,177
Ingersoll-Rand PLC (L)	2,200	90,970
Interpump SpA	762	6,497
Invensys PLC	5,363	17,101
Iochpe-Maxion SA	800	15,773
Iseki & Company, Ltd.	3,000	7,695
ITT Corp.	800	18,352
Jain Irrigation Systems, Ltd.	1,975	3,833
Jain Irrigation Systems, Ltd., DVR	98	93
Jaya Holdings, Ltd. (I)	8,000	3,637
John Bean Technologies Corp.	343	5,557
Joy Global, Inc. (L)	617	45,350
JTEKT Corp.	1,000	12,104
Juki Corp.	1,000	2,184
Kadant, Inc. (I)	100	2,382
Kawasaki Heavy Industries, Ltd.	10,000	30,724
Kaydon Corp. (L)	500	12,755
KCI Konecranes OYJ	207	5,434
Kennametal, Inc.	874	38,919
Kitz Corp.	1,000	4,359
Komatsu, Ltd.	2,700	77,334
Komori Corp.	700	6,048
Kone OYJ	614	34,192
Krones AG	110	5,519
Kubota Corp.	3,000	28,930
Kurita Water Industries, Ltd.	700	17,284
LB Foster Company	200	5,702
Lincoln Electric Holdings, Inc.	1,200	54,384
Lonking Holdings, Ltd.	24,000	8,431
Lupatech SA (I)	100	285
Lydall, Inc. (I)	600	6,114
Makino Milling Machine Company, Ltd.	1,000	8,608
Makita Corp.	400	16,215
MAN SE	326	43,460
Meidensha Corp.	2,000	7,338
Melrose PLC	2,514	17,008
Meritor, Inc. (I)	1,100	8,877
Met-Pro Corp.	200	2,112
Metka SA	436	4,188
Metso OYJ	922	39,381
Meyer Burger Technology AG (I)	313	5,125
Middleby Corp. (I)	200	20,236
Miller Industries, Inc.	300	5,076
Minebea Company, Ltd.	2,000	8,823
Mitsubishi Heavy Industries, Ltd.	11,000	53,438

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mitsuboshi Belting Company, Ltd.	1,000	$5,559
Morgan Crucible Company PLC	2,337	12,028
Mueller Industries, Inc.	395	17,953
Mueller Water Products, Inc.	1,800	5,994
Nabtesco Corp.	400	8,296
NACCO Industries, Inc., Class A	100	11,637
Nachi-Fujikoshi Corp.	1,000	5,773
Navistar International Corp. (I)	700	28,315
NGK Insulators, Ltd.	1,000	14,336
Nippon Thompson Company, Ltd.	1,000	6,372
Nitto Kohki Company, Ltd.	300	6,653
NKT Holding A/S	153	6,981
Nordson Corp.	600	32,706
Noritake Company, Ltd.	1,000	3,045
NSK, Ltd.	3,000	23,354
NTN Corp.	3,000	12,749
Omega Flex, Inc. (I)	100	1,270
OSG Corp.	400	6,074
Oshkosh Corp. (I)	900	20,853
Otto Marine, Ltd.	14,000	1,417
PACCAR, Inc.	1,456	68,184
Pall Corp.	900	53,667
Parker Hannifin Corp.	900	76,095
Pentair, Inc.	800	38,088
Pfeiffer Vacuum Technology AG	139	15,748
PMFG, Inc. (I)	100	1,501
Rational AG	25	5,848
RBC Bearings, Inc. (I)	300	13,839
Robbins & Myers, Inc.	468	24,359
Ryobi, Ltd.	1,000	3,824
Samsung Heavy Industries Company, Ltd.	1,040	34,718
Sandvik AB	2,650	38,237
Sauer-Danfoss, Inc.	300	14,100
Scania AB, Series B	1,474	30,643
Schindler Holding AG - REG	88	10,524
Schweiter Technologies AG (I)	25	14,434
SembCorp Marine, Ltd.	2,000	8,395
Senior PLC	2,247	7,182
Shima Seiki Manufacturing, Ltd.	400	7,675
Sinotruk Hong Kong, Ltd.	3,000	1,738
Sintokogio, Ltd.	600	6,737
SKF AB, B Shares	2,021	49,427
SMC Corp.	200	32,147
Snap-On, Inc.	500	30,485
Spirax-Sarco Engineering PLC	456	15,230
SPX Corp.	600	46,518
Stanley Black & Decker, Inc.	1,056	81,270
STX Corp.	484	5,859
STX Engine Company, Ltd.	440	6,628
STX Shipbuilding Company, Ltd.	430	5,414
Sulzer AG	175	24,901
Sumitomo Heavy Industries, Ltd.	4,000	22,284
Swisslog Holding AG (I)	5,374	5,175
Tecumseh Products Company, Class A (I)	100	402
Tennant Company	300	13,200
Terex Corp. (I)	1,500	33,750
The Gorman-Rupp Company	375	10,943
The Japan Steel Works, Ltd.	2,000	13,859
The Manitowoc Company, Inc.	1,600	22,176
The Toro Company	400	28,444
The Weir Group PLC	1,386	39,088
THK Company, Ltd.	600	12,340
Timken Company	1,100	55,814
Titan International, Inc.	525	12,416
Torishima Pump Manufacturing Company, Ltd.	200	2,735

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Toromont Industries, Ltd.	500	$11,595
Trelleborg AB, Series B	939	9,801
TriMas Corp. (I)	500	11,195
Trinity Industries, Inc.	1,000	32,950
Tsubakimoto Chain Company, Ltd.	1,000	6,189
Unaxis Holding AG (I)	1,126	9,984
Union Tool Company, Ltd.	100	1,873
United Tractors Tbk PT	8,053	29,047
Vallourec SA	550	34,815
Valmont Industries, Inc.	200	23,482
Volvo AB, Series A	2,331	33,889
Volvo AB, Series B	5,895	85,842
Vossloh AG	56	5,531
WABCO Holdings, Inc. (I)	600	36,288
Wabtec Corp.	400	30,148
Wacker Neuson SE	190	3,385
Wartsila OYJ	1,392	52,467
Watts Water Technologies, Inc., Class A (L)	600	24,450
Weg SA	1,400	15,185
Weichai Power Company, Ltd., H Shares (I)	1,000	4,671
Woodward, Inc.	900	38,547
Xylem, Inc. (L)	1,800	49,950
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	14,802
Zardoya Otis SA	1,218	15,771

		5,007,346
Marine - 0.1%
A P Moller Maersk A/S, Series A	6	46,433
Alexander & Baldwin, Inc. (L)	400	19,380
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	11,685
China Shipping Development Company, Ltd.,
H Shares	10,000	6,876
Companhia Sudamericana de Vapores SA	7,688	1,007
D/S Norden A/S	64	1,915
DFDS A/S	36	2,092
Genco Shipping & Trading, Ltd. (I)	600	3,816
Golden Ocean Group, Ltd. (I)	4,000	3,648
Grindrod, Ltd.	3,074	6,049
Hanjin Shipping Company, Ltd. (I)	826	11,462
Hanjin Shipping Holdings Company, Ltd. (I)	98	695
Hyundai Merchant Marine Company, Ltd. (I)	144	3,905
Iino Kaiun Kaisha, Ltd.	1,300	5,950
International Shipholding Corp.	200	4,618
Kawasaki Kisen Kaisha, Ltd. (I)(L)	5,000	11,166
Kirby Corp. (I)	600	39,474
Korea Line Corp. (I)	33	672
Kuehne & Nagel International AG	244	32,987
Malaysian Bulk Carriers BHD	1,700	950
Mermaid Marine Australia, Ltd.	601	2,030
MISC BHD	6,240	10,954
Mitsui O.S.K. Lines, Ltd.	7,000	30,893
Neptune Orient Lines, Ltd. (I)	7,000	7,874
Nippon Yusen Kabushiki Kaisha	11,000	34,934
Orient Overseas International, Ltd. (I)	1,500	10,668
Pacific Basin Shipping, Ltd.	14,000	7,535
Shun Tak Holdings, Ltd.	16,500	6,639
Sinotrans Shipping, Ltd.	15,500	3,710
STX Pan Ocean Company, Ltd.	870	6,065
Trada Maritime Tbk PT	99,000	10,176
Trencor, Ltd.	1,264	7,468
U-Ming Marine Transport Corp.	4,000	6,896
Wan Hai Lines, Ltd. (I)	8,820	5,051
Wilh Wilhelmsen Holding ASA, Class A	150	3,954

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Yang Ming Marine Transport Corp.	18,148	$9,686

		379,313
Media - 0.0%
Seven Network, Ltd.	755	7,777
Professional Services - 0.4%
Acacia Research (I)	700	29,218
Adcorp Holdings, Ltd.	858	3,071
Adecco SA (I)	866	45,346
AF AB	518	10,743
Barrett Business Services, Inc.	312	6,187
Brunel International NV	211	9,296
Bureau Veritas SA	188	16,545
Campbell Brothers, Ltd.	646	45,029
Capita PLC	3,825	44,806
CBIZ, Inc. (I)	900	5,688
CDI Corp.	200	3,586
CoStar Group, Inc. (I)(L)	196	13,534
CRA International, Inc. (I)	300	7,566
Dun & Bradstreet Corp.	200	16,946
Equifax, Inc.	1,200	53,112
Experian PLC	5,311	82,746
FTI Consulting, Inc. (I)(L)	400	15,008
GP Strategies Corp. (I)	499	8,733
Hays PLC	14,281	19,254
Heidrick & Struggles International, Inc.	300	6,609
Hill International, Inc. (I)	800	3,144
Hudson Highland Group, Inc. (I)	200	1,076
Huron Consulting Group, Inc. (I)	300	11,268
ICF International, Inc. (I)	200	5,074
IHS, Inc., Class A (I)	500	46,825
Insperity, Inc.	300	9,192
Intertek Group PLC	908	36,451
Kelly Services, Inc., Class A (L)	400	6,396
Kforce, Inc. (I)	400	5,960
Korn/Ferry International (I)	800	13,400
Manpower, Inc.	727	34,438
McMillan Shakespeare, Ltd.	251	2,874
Meitec Corp.	500	10,152
Michael Page International PLC	1,081	8,311
Morneau Shepell, Inc.	300	3,504
Mouchel Parkman PLC (I)	373	55
Navigant Consulting Company (I)	1,000	13,910
On Assignment, Inc. (I)	600	10,482
Poyry OYJ	603	4,823
Proffice AB	946	3,668
Randstad Holdings NV	513	19,340
Resources Connection, Inc.	700	9,835
Robert Half International, Inc.	1,200	36,360
Seek, Ltd.	1,533	11,192
SGS SA	23	44,774
Stantec, Inc.	200	6,376
Sthree PLC	2,216	11,888
Teleperformance SA	626	17,880
The Advisory Board Company (I)	300	26,586
The Corporate Executive Board Company	200	8,602
The Dolan Company (I)	400	3,644
Towers Watson & Company, Class A	500	33,035
TrueBlue, Inc. (I)	500	8,940
USG People NV	965	9,683
Verisk Analytics, Inc., Class A (I)	1,000	46,970
Volt Information Sciences, Inc. (I)	500	3,120
VSE Corp.	100	2,481

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
W.S. Atkins PLC	1,648	$19,345

		994,077
Road & Rail - 0.7%
All America Latina Logistica SA	3,400	16,856
Amerco, Inc.	150	15,827
Arkansas Best Corp.	300	5,643
Asciano, Ltd.	5,940	30,196
Avis Budget Group, Inc. (I)	1,500	21,225
Canadian National Railway Company	1,400	111,262
Canadian Pacific Railway, Ltd.	1,100	83,494
Celadon Group, Inc.	300	4,665
Central Japan Railway Company, Ltd.	5	41,358
ComfortDelGro Corp., Ltd.	13,000	16,130
Con-way, Inc.	800	26,088
Container Corp of India	286	5,352
CSX Corp.	7,073	152,211
Dollar Thrifty Automotive Group, Inc. (I)	200	16,182
DSV A/S, ADR	974	22,123
East Japan Railway Company	1,000	63,216
Evergreen International Storage
& Transport Corp.	6,000	3,151
FirstGroup PLC	4,847	18,419
Genesee & Wyoming, Inc., Class A (I)(L)	300	16,374
Globaltrans Investment PLC, GDR	741	12,671
Go-Ahead Group PLC	280	5,577
Heartland Express, Inc.	1,100	15,906
Hertz Global Holdings, Inc. (I)(L)	4,700	70,688
J.B. Hunt Transport Services, Inc.	700	38,059
Kansas City Southern	1,400	100,366
Keikyu Corp.	2,000	17,499
Keio Corp.	2,000	14,397
Keisei Electric Railway Company, Ltd.	2,000	15,533
Kintetsu Corp. (L)	6,000	22,904
Landstar System, Inc.	600	34,632
Localiza Rent a Car SA	600	11,044
Marten Transport, Ltd.	400	8,828
MTR Corp., Ltd.	4,659	16,704
Nagoya Railroad Company, Ltd.	4,000	11,054
Nankai Electric Railway Company, Ltd.	3,000	12,795
National Express Group PLC	3,933	15,149
Nippon Express Company, Ltd.	4,000	15,640
Nishi-Nippon Railroad Company, Ltd.	3,000	14,143
Norfolk Southern Corp.	2,028	133,503
Northgate PLC (I)	771	2,604
Odakyu Electric Railway Company, Ltd.	3,000	28,399
Old Dominion Freight Line, Inc. (I)	896	42,712
P.A.M. Transportation Services, Inc.	300	3,357
RailAmerica, Inc. (I)	505	10,837
Ryder Systems, Inc.	400	21,120
Sagami Railway Company, Ltd.	3,000	9,424
Saia, Inc. (I)	300	5,103
Sankyu, Inc.	3,000	11,830
Senko Company, Ltd.	1,000	4,034
Shin-Keisei Electric Railway Company, Ltd.	1,000	4,265
SMRT Corp., Ltd.	7,000	9,661
Stagecoach Group PLC	2,185	8,921
Tobu Railway Company, Ltd.	5,000	26,602
Tokyu Corp.	4,000	19,001
TransForce, Inc.	1,100	18,527
Transport International Holdings, Ltd.	2,800	5,969
Union Pacific Corp.	2,900	311,692
Universal Truckload Services, Inc.	100	1,506
USA Truck, Inc. (I)	200	1,550
Werner Enterprises, Inc. (L)	900	22,374

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
West Japan Railway Company	400	$16,093

		1,842,445
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	6,643
Adani Enterprises, Ltd.	790	4,709
AddTech AB	180	4,953
Aircastle, Ltd.	1,100	13,464
Alesco Corp., Ltd.	615	1,027
Applied Industrial Technologies, Inc.	500	20,565
Ashtead Group PLC	2,287	9,466
BayWa AG	220	8,369
BE Group AB	1,490	5,741
Beacon Roofing Supply, Inc. (I)	500	12,880
Bergman & Beving AB	25	224
BlueLinx Holdings, Inc. (I)	557	1,470
Brenntag AG	143	17,520
Bunzl PLC	2,935	47,116
CAI International, Inc. (I)	600	10,908
Citic Resources Holdings, Ltd. (I)	11,500	1,968
Cramo OYJ	622	8,886
Daewoo International Corp.	296	9,389
DXP Enterprises, Inc. (I)	200	8,698
Emeco Holdings, Ltd.	4,324	4,842
Eqstra Holdings, Ltd.	4,732	4,667
Fastenal Company	2,400	129,840
Finning International, Inc.	900	24,786
G & L Beijer AB	55	2,239
GATX Corp.	400	16,120
Grafton Group PLC	1,533	6,380
H&E Equipment Services, Inc. (I)(L)	700	13,244
Hanwa Company, Ltd.	2,000	9,113
Inabata & Company, Ltd.	1,600	11,102
Interline Brands, Inc. (I)	500	10,805
ITOCHU Corp.	6,300	68,929
Jacquet Metal Service (I)	172	2,465
Japan Pulp & Paper Company, Ltd.	1,000	3,600
Kanematsu Corp. (I)	9,000	10,847
Kloeckner & Company SE (I)	742	10,753
Kuroda Electric Company, Ltd.	300	3,308
Lavendon Group PLC	5,310	10,276
Lawson Products, Inc.	300	4,533
LG International Corp.	310	14,073
Marubeni Corp.	5,000	36,241
Mitsubishi Corp.	5,900	137,553
Mitsui & Company, Ltd.	1,000	16,459
Mitsui & Company, Ltd., ADR	300	99,189
MSC Industrial Direct Company, Inc., Class A	700	58,296
Nagase & Company, Ltd.	1,000	12,415
Noble Group, Ltd.	25,000	27,423
Ramirent OYJ	637	5,562
Reece Australia, Ltd.	862	16,621
Rexel SA	817	17,997
Richelieu Hardware, Ltd.	500	15,038
RSC Holdings, Inc. (I)	945	21,348
Rush Enterprises, Inc., Class A (I)	500	10,610
Russel Metals, Inc.	1,100	29,533
Samsung C&T Corp.	536	37,602
Schouw & Company A/S	100	2,190
SIG PLC	6,281	11,785
SK Networks Company, Ltd.	860	7,937
Sojitz Corp.	11,400	20,461
Sumitomo Corp.	4,100	59,851
Superior Plus Corp.	700	5,221
TAL International Group, Inc. (L)	700	25,697

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Tat Hong Holdings, Ltd.	9,000	$6,657
Textainer Group Holdings, Ltd.	600	20,340
Titan Machinery, Inc. (I)	400	11,280
Toyota Tsusho Corp.	1,000	20,537
Travis Perkins PLC	1,035	17,892
United Rentals, Inc. (I)(L)	541	23,203
W.W. Grainger, Inc. (L)	267	57,354
Watsco, Inc.	200	14,808
WESCO International, Inc. (I)(L)	600	39,186
Wolseley PLC	2,400	91,465

		1,533,669
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,981	33,711
Airports of Thailand PCL	6,000	11,329
Anhui Expressway Company, Ltd., H Shares	4,000	2,205
Ansaldo STS SpA	478	4,741
Atlantia SpA	1,276	21,217
Auckland International Airport, Ltd.	8,072	16,254
Australian Infrastructure Fund	5,379	12,713
BBA Aviation PLC	4,353	14,898
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	14,865
Brisa Auto Estrada SA (I)	957	3,411
CCR SA	4,100	33,196
China Merchants Holdings
International Company, Ltd.	4,458	14,836
COSCO Pacific, Ltd.	8,000	12,024
Ecorodovias Infraestrutura e Logistica SA	1,500	13,106
Flughafen Wien AG	263	10,271
Flughafen Zuerich AG (I)	34	13,166
Fraport AG	298	18,679
Groupe Eurotunnel SA	3,239	28,118
Grupo Aeroportuario del Sureste SAB
de CV, ADR	300	20,556
Hamburger Hafen und Logistik AG	130	4,381
Hopewell Highway Infrastructure, Ltd., GDR	12,600	6,507
Jasa Marga Tbk PT	18,000	10,134
Jiangsu Expressway, Ltd., H Shares (I)	10,000	9,641
Kamigumi Company, Ltd.	3,000	24,968
Koninklijke Vopak NV	230	13,247
LLX Logistica SA (I)	587	1,090
Macquarie Korea Infrastructure Fund	1,650	8,128
Malaysia Airports Holdings	3,300	6,301
Mitsubishi Logistics Corp.	1,000	11,918
Mitsui-Soko Company, Ltd.	1,000	4,284
Nissin Corp.	3,000	7,981
Novorossiysk Commercial Sea Trade
Port, GDR	448	3,387
Obrascon Huarte Lain Brasil SA	200	8,435
Port of Tauranga, Ltd.	651	5,784
Santos Brasil Participacoes SA	600	10,518
SIA Engineering Company, Ltd.	3,000	9,617
Singapore Airport Terminal Services, Ltd.	3,920	7,776
Sociedad Matriz SAAM SA	8,586	1,107
TAV Havalimanlari Holding AS (I)	958	4,779
Transurban Group, Ltd.	4,457	25,941
Yuexiu Transport Infrastructure, Ltd.	5,640	2,806
Zhejiang Expressway Company, Ltd., H Shares	12,000	8,878

		496,904

		23,524,052
Information Technology - 9.2%
Communications Equipment - 1.0%
Accton Technology Corp.	15,535	9,498

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ADTRAN, Inc.	500	$15,595
ADVA AG Optical Networking (I)	1,343	9,617
Aiphone Company, Ltd.	400	7,627
Alcatel-Lucent (I)	11,778	26,759
Alcatel-Lucent, ADR (I)	1,300	2,951
Anaren, Inc. (I)	300	5,505
Arris Group, Inc. (I)	1,850	20,905
Aruba Networks, Inc. (I)	900	20,052
Ascom Holding AG (I)	647	6,215
Aviat Networks, Inc. (I)	1,200	3,384
Axis Communications AB	628	16,966
Beijing Enterprises Water Group, Ltd. (I)	12,000	2,743
Bel Fuse, Inc., Class B	300	5,301
Black Box Corp.	200	5,102
Brocade Communications Systems, Inc. (I)	4,000	23,000
BYD Electronic
International Company, Ltd. (I)	7,000	2,118
Calix, Inc. (I)	700	5,971
Ceragon Networks, Ltd. (I)	362	3,389
Cisco Systems, Inc.	32,650	690,548
Comtech Telecommunications Corp. (L)	200	6,516
Cybertan Technology, Inc.	5,000	4,982
D-Link Corp.	7,980	5,935
Digi International, Inc. (I)	500	5,495
DragonWave, Inc. (I)	700	2,786
EchoStar Corp., Class A (I)	500	14,070
Eltek ASA (I)	1,541	1,121
Emulex Corp. (I)	1,300	13,494
EVS Broadcast Equipment SA	233	12,091
Exfo Electro Optical Engineering, Inc. (I)	55	387
Extreme Networks, Inc. (I)	1,700	6,511
F5 Networks, Inc. (I)	600	80,976
Finisar Corp. (I)(L)	1,100	22,165
Gemtek Technology Corp.	5,252	4,738
Globecomm Systems, Inc. (I)	400	5,792
Grupo Ezentis SA (I)	7,249	1,467
Harmonic, Inc. (I)	1,700	9,299
Harris Corp.	1,000	45,080
HTC Corp.	2,661	53,847
ICOM, Inc.	300	7,307
Infinera Corp. (I)(L)	900	7,308
InterDigital, Inc.	512	17,848
Ixia (I)(L)	800	9,992
JDS Uniphase Corp. (I)	2,300	33,327
Juniper Networks, Inc. (I)	3,800	86,944
KVH Industries, Inc. (I)	200	2,100
Loral Space & Communications, Inc.	200	15,920
Motorola Mobility Holdings, Inc. (I)	2,562	100,533
Motorola Solutions, Inc.	1,361	69,180
NETGEAR, Inc. (I)(L)	500	19,100
Nokia OYJ	11,802	64,585
Nokia OYJ, ADR (L)	8,000	43,920
Oplink Communications, Inc. (I)	300	5,130
Plantronics, Inc.	300	12,078
Polycom, Inc. (I)	1,900	36,233
QUALCOMM, Inc.	8,000	544,160
Research In Motion, Ltd. (I)	2,300	33,735
Riverbed Technology, Inc. (I)	1,000	28,080
Sandvine Corp. (I)	1,900	2,991
Sonus Networks, Inc. (I)	1,700	4,930
Spirent Communications PLC	3,276	8,406
Sycamore Networks, Inc. (I)	470	8,338
Symmetricom, Inc. (I)	900	5,193
TCL Communication
Technology Holdings, Ltd.	10,000	4,453

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, A Shares (I)	336	$3,434
Telefonaktiebolaget LM Ericsson, ADR (I)	2,500	25,775
Telefonaktiebolaget LM Ericsson, B Shares (I)	12,303	127,252
Tellabs, Inc. (L)	5,200	21,060
Telular Corp.	700	5,922
Thrane & Thrane A/S	102	6,961
TKH Group NV	170	4,615
Unizyx Holding Corp.	6,000	3,819
ViaSat, Inc. (I)(L)	400	19,284
VTech Holdings, Ltd.	1,000	12,816
Wi-LAN, Inc.	1,000	5,183
Wistron NeWeb Corp.	2,099	4,624
Zinwell Corp.	4,000	4,839
ZTE Corp., H Shares	3,520	9,446

		2,606,819
Computers & Peripherals - 1.8%
3D Systems Corp. (I)(L)	400	9,416
Acer, Inc.	18,287	24,226
AmTRAN Technology Company, Ltd.	9,687	7,632
Apple, Inc. (I)	5,000	2,997,350
Asia Vital Components Company Ltd.	10,999	7,455
Asustek Computer, Inc.	3,011	28,449
Avid Technology, Inc. (I)	800	8,800
Bull SA (I)	1,340	5,187
Catcher Technology Company, Ltd.	1,720	12,154
Chicony Electronics Company, Ltd.	5,700	11,203
Chimei Innolux Corp. (I)	32,365	15,082
Clevo Company	5,000	8,209
CMC Magnetics Corp. (I)	50,000	8,974
Compal Electronics, Inc.	16,575	18,647
Cray, Inc. (I)	400	2,928
Dell, Inc. (I)	8,000	132,800
Diebold, Inc.	574	22,110
Eizo Nanao Corp.	100	2,139
Electronics for Imaging, Inc. (I)	500	8,310
EMC Corp. (I)	9,495	283,711
Foxconn Technology Company, Ltd.	4,094	16,926
Fujitsu, Ltd.	9,000	47,539
Gemalto NV	759	50,076
Gigastorage Corp.	6,895	5,715
Hewlett-Packard Company	13,000	309,790
Imation Corp. (I)	600	3,714
Immersion Corp. (I)	300	1,638
Intermec, Inc. (I)	1,300	10,049
Intevac, Inc. (I)	200	1,700
Inventec Company, Ltd.	20,616	9,024
Lenovo Group, Ltd.	28,000	25,048
Lexmark International, Inc., Class A	765	25,429
Lite-On Technology Corp.	14,376	17,390
Logitech International SA (I)(L)	1,458	11,360
Megachips Corp.	600	11,952
Micro-Star International Company, Ltd. (I)	7,642	3,765
Mitac International Corp.	14,559	5,772
Moser Baer India, Ltd. (I)	3,670	1,170
NCR Corp. (I)	1,479	32,109
NEC Corp. (I)	15,000	31,406
NetApp, Inc. (I)	1,700	76,109
Novatel Wireless, Inc. (I)	600	2,010
Pegatron Corp.	10,642	16,589
Psion PLC	5,211	5,188
Qisda Corp. (I)	11,000	2,632
QLogic Corp. (I)	1,000	17,760
Quanta Computer, Inc.	8,080	21,152
Quantum Corp. (I)(L)	2,200	5,764

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Rimage Corp.	200	$2,002
Ritek Corp. (I)	45,359	7,902
SanDisk Corp. (I)	1,500	74,385
Seagate Technology PLC	5,700	153,615
Silicon Graphics International Corp. (I)(L)	600	5,808
STEC, Inc. (I)	700	6,608
Stratasys, Inc. (I)	119	4,346
Super Micro Computer, Inc. (I)(L)	700	12,222
Synaptics, Inc. (I)	500	18,255
Toshiba Corp.	13,000	57,747
Wacom Company, Ltd.	3	6,285
Western Digital Corp. (I)	2,500	103,475
Wincor Nixdorf AG	298	14,668
Wistron Corp.	13,677	20,603

		4,871,479
Electrical Equipment - 0.0%
Nidec Corp.	400	36,516
Q-Cells AG (I)	211	60
SMA Solar Technology AG	59	2,678
Solarworld AG	724	2,287

		41,541
Electronic Equipment, Instruments & Components - 0.9%
Agilysys, Inc. (I)	300	2,697
Amphenol Corp., Class A	1,165	69,632
Anixter International, Inc. (I)(L)	300	21,759
Anritsu Corp.	1,000	13,117
Arrow Electronics, Inc. (I)	1,200	50,364
AU Optronics Corp.	11,000	5,089
AU Optronics Corp., ADR	4,523	20,625
Avnet, Inc. (I)	1,500	54,585
AVX Corp.	1,300	17,238
Badger Meter, Inc.	200	6,798
Barco NV	80	5,779
Benchmark Electronics, Inc. (I)	700	11,543
Brightpoint, Inc. (I)	1,000	8,050
Canon Electronics, Inc.	200	5,139
Career Technology MFG. Company, Ltd.	3,000	4,830
Celestica, Inc. (I)	2,600	24,998
Checkpoint Systems, Inc. (I)	600	6,768
Cheng UEI Precision Industry Company, Ltd.	5,202	12,446
Chin-Poon Industrial Company, Ltd.	9,000	8,216
China Aerospace International Holdings, Ltd.	76,000	6,455
Chroma ATE, Inc.	2,080	5,350
Chunghwa Picture Tubes, Ltd. (I)	29,162	1,867
Citizen Watch Company, Ltd.	1,800	11,432
Cognex Corp. (L)	700	29,652
Coherent, Inc. (I)	260	15,166
Compeq Manufactuing Company (I)	5,000	2,213
Corning, Inc.	10,700	150,656
CTS Corp.	400	4,208
Daeduck Electronics Company, Ltd.	100	989
Daktronics, Inc.	800	7,112
Datalogic SpA	499	4,675
DataTec, Ltd. (I)	2,172	12,471
Delta Electronics, Inc.	6,241	18,297
Digital China Holdings, Ltd.	6,000	11,970
Diploma PLC	2,172	15,632
Dolby Laboratories, Inc., Class A (I)	500	19,030
Domino Printing Sciences PLC	631	5,630
DTS, Inc. (I)	300	9,066
Echelon Corp. (I)	700	3,101
Electro Rent Corp.	500	9,205
Electro Scientific Industries, Inc.	400	6,004

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electrocomponents PLC	2,084	$8,256
Elite Material Company	5,123	4,748
Everlight Electronics Company, Ltd.	3,000	6,303
Evertz Technologies, Ltd.	154	2,237
FARO Technologies, Inc. (I)	400	23,332
FEI Company (I)(L)	500	24,555
FLIR Systems, Inc.	1,079	27,309
FUJIFILM Holdings Corp.	2,400	56,896
Halma PLC	2,484	15,139
HannStar Display Corp. (I)	90,000	8,552
Hirose Electric Company, Ltd.	100	10,597
Hitachi, Ltd.	1,400	90,566
Holystone Enterprise Company, Ltd.	7,643	7,598
Hon Hai Precision Industry Company, Ltd.	33,199	128,819
Horiba, Ltd.	400	13,734
Hosiden Corp.	1,100	8,051
Hoya Corp.	1,200	26,992
Ibiden Company, Ltd.	900	23,347
Inficon Holding AG (I)	15	3,323
Ingenico SA	483	23,372
Ingram Micro, Inc., Class A (I)	1,650	30,624
Insight Enterprises, Inc. (I)	400	8,772
Inspur International, Ltd.	45,000	1,433
IPG Photonics Corp. (I)(L)	400	20,820
Itron, Inc. (I)	600	27,246
Jabil Circuit, Inc.	3,000	75,360
Jenoptik AG (I)	706	5,279
Ju Teng International Holdings, Ltd.	10,000	2,569
Keyence Corp.	220	52,157
Kingboard Chemical Holdings, Ltd.	4,500	15,549
Kingboard Laminates Holdings, Ltd.	16,000	7,558
Koa Corp.	800	8,558
Kudelski SA (I)	786	5,634
Kyocera Corp.	600	55,326
Laird PLC	1,534	5,278
Largan Precision Company, Ltd.	1,020	20,303
LEM Holding SA	8	4,382
LG Display Company, Ltd. (I)	650	15,281
LG Display Company, Ltd., ADR (I)	1,100	12,947
LG Innotek Company, Ltd. (I)	123	10,715
Littelfuse, Inc.	300	18,810
Measurement Specialties, Inc. (I)(L)	300	10,110
Mercury Computer Systems, Inc. (I)	500	6,625
Methode Electronics, Inc.	400	3,712
Micronic Laser Systems AB (I)	2,274	4,196
Miranda Technologies, Inc. (I)	300	3,790
Mitsumi Electric Company, Ltd. (I)	800	6,970
Molex, Inc., Class A	500	11,725
MTS Systems Corp.	200	10,618
Multi-Fineline Electronix, Inc. (I)	300	8,235
Murata Manufacturing Company, Ltd.	600	35,900
Nan Ya Printed Circuit Board Corp.	2,000	4,378
National Instruments Corp.	1,250	35,650
Newport Corp. (I)	400	7,088
Nihon Dempa Kogyo Company, Ltd.	200	3,023
Nippon Ceramic Company, Ltd.	100	1,703
Nippon Chemi-Con Corp. (I)	1,000	4,014
Nippon Electric Glass Company, Ltd.	2,000	17,583
OKI Electric Industry Company, Ltd. (I)	3,000	4,556
Omron Corp.	1,000	21,698
OSI Systems, Inc. (I)	400	24,520
Pan-International Industrial (I)	5,000	4,829
PAR Technology Corp. (I)	300	1,464
Park Electrochemical Corp.	400	12,092

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Phoenix Mecano AG	4	$2,370
Plexus Corp. (I)	500	17,495
Power-One, Inc. (I)	1,200	5,460
Premier Farnell PLC	4,968	17,071
Pulse Electronics Corp. (I)	800	2,008
RadiSys Corp. (I)	200	1,480
Richardson Electronics, Ltd.	300	3,594
Rofin-Sinar Technologies, Inc. (I)	100	2,637
Rogers Corp. (I)	300	11,625
Samsung Electro-Mechanics Company, Ltd.	285	25,152
Samsung SDI Company, Ltd.	204	24,692
Sanmina-SCI Corp. (I)	1,300	14,885
Scansource, Inc. (I)	300	11,196
Shimadzu Corp.	3,000	27,177
SMK Corp.	1,000	3,505
Spectris PLC	1,524	43,919
Star Micronics Company, Ltd.	1,000	9,984
SYNNEX Corp. (I)(L)	700	26,698
Synnex Technology International Corp.	6,045	15,088
Taiyo Yuden Company, Ltd.	900	9,737
TDK Corp.	669	38,468
Tech Data Corp. (I)	400	21,704
Topcon Corp.	200	1,340
Trimble Navigation, Ltd. (I)	1,600	87,072
TTM Technologies, Inc. (I)	1,300	14,937
Unimicron Technology Corp.	12,000	14,872
Vaisala OYJ	274	5,850
Venture Corp., Ltd.	2,000	13,585
Vishay Intertechnology, Inc. (I)	1,500	18,240
Vishay Precision Group, Inc. (I)	250	3,708
WPG Holdings Company, Ltd.	6,429	8,758
X-Rite, Inc. (I)(L)	1,300	5,902
Yageo Corp. (I)	19,000	5,748
Yamatake Corp.	600	13,274
Yaskawa Electric Corp.	2,000	18,894
Young Fast Optoelectronics Company, Ltd.	1,099	2,704

		2,413,489
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (I)	2,219	81,437
Alibaba.com, Ltd. (I)	7,500	12,743
Ancestry.com, Inc. (I)(L)	600	13,644
AOL, Inc. (I)(L)	1,566	29,707
comScore, Inc. (I)(L)	500	10,695
Customers, Ltd.	3,092	2,956
DealerTrack Holdings, Inc. (I)(L)	400	12,104
Dena Company, Ltd.	400	11,085
Dice Holdings, Inc. (I)(L)	1,000	9,330
Digital River, Inc. (I)	600	11,226
eAccess, Ltd.	18	4,045
EarthLink, Inc.	800	6,392
eBay, Inc. (I)	6,600	243,474
Equinix, Inc. (I)(L)	554	87,227
Google, Inc., Class A (I)	1,100	705,364
InfoSpace, Inc. (I)	300	3,843
InterActiveCorp	800	39,272
Internap Network Services Corp. (I)	800	5,872
j2 Global, Inc.	600	17,208
Kakaku.com, Inc.	400	10,529
Limelight Networks, Inc. (I)	2,200	7,238
Liquidity Services, Inc. (I)	500	22,400
LogMeIn, Inc. (I)	200	7,046
LoopNet, Inc. (I)	700	13,146
Marchex, Inc., Class B	200	892

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Monster Worldwide, Inc. (I)(L)	1,600	$15,600
Move, Inc. (I)	625	6,069
Net Entertainment NE AB (I)	203	1,958
NHN Corp.	96	22,039
NIC, Inc.	800	9,704
Open Text Corp. (I)	400	24,458
Openwave Systems, Inc. (I)	1,269	2,881
Opera Software ASA	999	6,721
Perficient, Inc. (I)	500	6,005
QuinStreet, Inc. (I)	500	5,245
Rackspace Hosting, Inc. (I)	1,000	57,790
RealNetworks, Inc.	700	6,958
Saba Software, Inc. (I)	800	7,848
Stamps.com, Inc. (I)(L)	400	11,152
Support.com, Inc. (I)	600	1,890
TechTarget, Inc. (I)	289	2,003
Telecity Group PLC (I)	1,389	16,390
Tencent Holdings, Ltd.	2,700	75,329
Tiscali SpA (I)	46,781	2,620
United Internet AG	711	13,398
United Online, Inc.	1,300	6,357
ValueClick, Inc. (I)	900	17,766
VeriSign, Inc. (L)	1,000	38,340
VistaPrint NV (I)(L)	329	12,716
Vocus, Inc. (I)	100	1,325
Web.com Group, Inc. (I)	700	10,101
WebMD Health Corp. (I)	400	10,232
XO Group, Inc. (I)	300	2,817
Yahoo! Japan Corp.	42	13,595
Yahoo!, Inc. (I)	7,900	120,238
Zix Corp. (I)	800	2,328

		1,900,748
IT Services - 1.4%
Accenture PLC, Class A (L)	2,900	187,050
Acxiom Corp. (I)	900	13,212
Alliance Data Systems Corp. (I)	300	37,788
Alten SA	466	14,833
Altran Technologies SA (I)	1,410	8,813
Amadeus IT Holding SA, A Shares	1,481	27,934
Amdocs, Ltd. (I)	1,700	53,686
Atea ASA	1,060	12,791
AtoS	393	22,638
Automatic Data Processing, Inc.	2,235	123,350
Bechtle AG	182	8,117
Broadridge Financial Solutions, Inc.	1,200	28,692
CACI International, Inc., Class A (I)(L)	300	18,687
Cap Gemini SA	967	43,256
Cardtronics, Inc. (I)	200	5,250
Cass Information Systems, Inc.	110	4,395
CGI Group, Inc. (I)	1,200	26,744
CIBER, Inc. (I)	1,400	5,936
Cielo SA	1,500	50,856
Cognizant Technology
Solutions Corp., Class A (I)	1,300	100,035
Computacenter PLC	1,000	7,052
Computer Sciences Corp.	1,400	41,916
Computershare, Ltd.	1,852	17,269
Convergys Corp. (I)(L)	1,600	21,360
CoreLogic, Inc. (I)	1,400	22,848
CSE Global, Ltd.	12,000	7,868
CSG Systems International, Inc. (I)	400	6,056
DST Systems, Inc.	400	21,692
Euronet Worldwide, Inc. (I)	830	17,339
Fidelity National Information Services, Inc.	2,900	96,048

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Fiserv, Inc. (I)	1,347	$93,468
Forrester Research, Inc.	300	9,720
Gartner, Inc. (I)	800	34,112
Genpact, Ltd. (I)	1,800	29,340
Global Cash Access Holdings, Inc. (I)	1,000	7,800
Global Payments, Inc.	500	23,735
Groupe Steria SA	723	16,441
GTL, Ltd. (I)	434	356
HCL Infosystems, Ltd.	2,958	2,634
HCL Technologies, Ltd.	1,025	9,692
Heartland Payment Systems, Inc.	500	14,420
Hi Sun Technology China, Ltd. (I)	15,000	2,491
HIQ International AB (I)	1,776	10,413
iGate Corp. (I)	650	10,894
Indra Sistemas SA	937	11,468
Infosys, Ltd.	200	11,223
Infosys, Ltd., ADR (L)	1,541	87,883
International Business Machines Corp.	5,100	1,064,115
Iress Market Technology, Ltd.	112	812
IT Holdings Corp.	300	3,510
Jack Henry & Associates, Inc.	900	30,708
Lender Processing Services, Inc.	800	20,800
Lionbridge Technologies, Inc. (I)	600	1,728
Logica PLC	14,174	22,559
ManTech International Corp., Class A	300	10,338
MasterCard, Inc., Class A	400	168,216
MAXIMUS, Inc.	400	16,268
ModusLink Global Solutions, Inc. (I)	200	1,080
MoneyGram International, Inc. (I)	175	3,150
NET One Systems Company, Ltd.	600	7,353
NeuStar, Inc., Class A (I)	975	36,319
Nomura Research Institute, Ltd.	600	15,019
NS Solutions Corp.	300	5,809
NTT Data Corp.	4	14,150
OBIC Company, Ltd.	70	14,260
Online Resources Corp. (I)	800	2,280
Ordina NV (I)	210	287
Otsuka Corp.	100	8,130
Panasonic Electric Works Information
Systems Company, Ltd.	100	2,680
Patni Computer Systems, Ltd., ADR (I)	300	5,664
Paychex, Inc.	2,165	67,093
Redecard SA	2,000	38,840
Rolta India, Ltd.	3,026	5,555
SAIC, Inc.	3,375	44,550
Sapient Corp.	1,600	19,920
SMS Management & Technology, Ltd.	1,494	8,889
Syntel, Inc.	300	16,800
Tata Consultancy Services, Ltd.	2,054	46,938
TeleTech Holdings, Inc. (I)	200	3,220
Teradata Corp. (I)	1,000	68,150
The Hackett Group, Inc. (I)	1,000	5,970
The Western Union Company	3,234	56,918
Tieto OYJ	537	10,080
TKC Corp.	200	4,363
TNS, Inc. (I)	400	8,692
Total Systems Services, Inc.	1,100	25,377
Travelsky Technology, Ltd., H Shares	12,000	6,287
Unisys Corp. (I)	500	9,860
VeriFone Systems, Inc. (I)(L)	692	35,894
Virtusa Corp. (I)	200	3,454
Visa, Inc., Class A	3,200	377,600
Wipro, Ltd.	661	5,691
Wipro, Ltd., ADR (L)	1,666	18,326
Wire Card AG	551	10,493

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Wright Express Corp. (I)	500	$32,365
Xchanging PLC (I)	4,028	6,109

		3,822,270
Office Electronics - 0.2%
Ability Enterprise Company, Ltd.	2,000	1,999
Brother Industries, Ltd.	1,000	13,677
CANON, Inc.	3,000	142,980
Konica Minolta Holdings, Inc.	2,500	22,076
Neopost SA	309	19,891
Ricoh Company, Ltd. (L)	6,000	58,942
Riso Kagaku Corp.	200	3,302
Toshiba TEC Corp.	1,000	3,972
Xerox Corp.	13,059	105,517
Zebra Technologies Corp., Class A (I)	600	24,708

		397,064
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (I)(L)	400	5,248
Advanced Micro Devices, Inc. (I)(L)	4,400	35,288
Advanced Semiconductor Engineering, Inc.	12,335	12,358
Advantest Corp.	700	11,195
Aixtron SE NA	785	13,623
Altera Corp.	1,600	63,712
Amkor Technology, Inc. (I)	2,800	17,206
Anadigics, Inc. (I)	1,200	2,844
Analog Devices, Inc.	1,820	73,528
Applied Materials, Inc.	8,700	108,228
Applied Micro Circuits Corp. (I)	900	6,246
ARM Holdings PLC, ADR (L)	1,876	53,072
ASM International NV	872	33,534
ASM Pacific Technology, Ltd.	1,100	16,059
ASML Holding NV	2,340	116,750
Atmel Corp. (I)(L)	3,600	35,496
ATMI, Inc. (I)	400	9,320
Austriamicrosystems AG	167	11,900
AXT, Inc. (I)	800	5,080
BE Semiconductor Industries NV	812	6,167
Broadcom Corp., Class A (I)	2,200	86,460
Brooks Automation, Inc.	1,100	13,563
Cabot Microelectronics Corp.	300	11,664
Ceva, Inc. (I)	100	2,271
Cirrus Logic, Inc. (I)	700	16,660
Cohu, Inc.	300	3,411
Cree, Inc. (I)	1,100	34,793
CSR PLC	763	2,810
CSR PLC, ADR (I)	103	1,512
Cymer, Inc. (I)	100	5,000
Cypress Semiconductor Corp. (I)	1,400	21,882
Dialog Semiconductor PLC (I)	447	10,932
Diodes, Inc. (I)	700	16,226
Disco Corp.	100	5,545
DSP Group, Inc. (I)	300	1,998
Elan Microelectronics Corp. (I)	5,050	6,471
Entegris, Inc. (I)	1,700	15,878
Epistar Corp. (I)	6,000	15,278
Exar Corp. (I)	600	5,040
Fairchild Semiconductor International, Inc. (I)	1,500	22,050
First Solar, Inc. (I)(L)	500	12,525
Forhouse Corp.	7,000	4,555
FormFactor, Inc. (I)	945	5,273
GSI Technology, Inc. (I)	800	3,392
GT Advanced Technologies Inc. (I)	700	5,789
Hansol LCD, Inc. (I)	241	5,171
Hittite Microwave Corp. (I)(L)	300	16,293

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Hynix Semiconductor, Inc. (I)	1,450	$37,476
Imagination Technologies Group PLC (I)	805	8,832
Infineon Technologies AG	2,691	27,506
Infineon Technologies AG, ADR	1,444	14,758
Inotera Memories, Inc. (I)	13,000	3,915
Integrated Device Technology, Inc. (I)	2,400	17,160
Integrated Silicon Solution, Inc. (I)	500	5,580
Intel Corp.	28,819	810,102
International Rectifier Corp. (I)(L)	900	20,763
Intersil Corp., Class A	1,600	17,920
IXYS Corp. (I)	300	3,960
KLA-Tencor Corp.	1,100	59,862
Kontron AG	927	7,737
Kopin Corp. (I)	500	2,035
Kulicke & Soffa Industries, Inc. (I)	1,200	14,916
Lam Research Corp. (I)(L)	1,027	45,825
Linear Technology Corp.	1,259	42,428
LSI Corp. (I)	4,084	35,449
LTX-Credence Corp. (I)	433	3,113
Macronix International Company, Ltd.	27,269	10,165
Marvell Technology Group, Ltd. (I)	4,500	70,785
Maxim Integrated Products, Inc. (L)	2,100	60,039
MediaTek, Inc.	4,026	38,541
Mellanox Technologies, Ltd. (I)	228	9,470
MEMC Electronic Materials, Inc. (I)(L)	2,874	10,375
Microchip Technology, Inc. (L)	1,400	52,080
Micron Technology, Inc. (I)	9,700	78,570
Micronas Semiconductor Holding AG (I)	171	1,931
Microsemi Corp. (I)	900	19,296
Mindspeed Technologies, Inc. (I)	400	2,548
MIPS Technologies, Inc. (I)	500	2,720
MKS Instruments, Inc.	800	23,624
Monolithic Power Systems, Inc. (I)	300	5,901
MoSys, Inc. (I)	900	3,573
Nanometrics, Inc. (I)(L)	400	7,404
Nanya Technology Corp. (I)	27,181	2,912
Nordic Semiconductor ASA	2,682	9,462
Novatek Microelectronics Corp., Ltd.	4,000	12,186
Novellus Systems, Inc. (I)(L)	1,400	69,874
NVIDIA Corp. (I)	5,400	83,106
Omnivision Technologies, Inc. (I)	600	12,000
ON Semiconductor Corp. (I)	4,400	39,644
Opto Technology Corp.	9,000	4,407
Pericom Semiconductor Corp. (I)	400	3,236
Photronics, Inc. (I)(L)	1,000	6,650
PMC-Sierra, Inc. (I)	3,400	24,582
Power Integrations, Inc. (L)	400	14,848
Powertech Technology, Inc.	6,300	12,276
Realtek Semiconductor Corp.	4,120	7,526
RF Micro Devices, Inc. (I)	3,400	16,932
Richtek Technology Corp.	1,050	6,541
Rohm Company, Ltd.	700	34,580
Rubicon Technology, Inc. (I)	400	4,172
Rudolph Technologies, Inc. (I)	600	6,666
Samsung Electronics Company, Ltd.	375	422,310
Sanken Electric Company, Ltd.	1,000	4,809
Semiconductor
Manufacturing International Corp. (I)	265,000	12,963
Semtech Corp. (I)	800	22,768
Shinko Electric Industries Company, Ltd.	800	7,839
Sigma Designs, Inc. (I)	900	4,662
Sigurd Microelectronics Corp. (I)	12,000	9,974
Silicon Image, Inc. (I)	400	2,352
Silicon Laboratories, Inc. (I)	700	30,100
Siliconware Precision Industries Company	212	1,280

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	$21,749
Skyworks Solutions, Inc. (I)	1,100	30,415
SOITEC (I)(L)	1,651	9,515
Sonix Technology Company, Ltd.	5,000	8,228
Spansion, Inc., Class A (I)	900	10,962
Standard Microsystems Corp. (I)	300	7,761
STMicroelectronics NV	3,889	31,747
Sumco Corp. (I)	900	11,082
SunPower Corp. (I)	302	1,927
Supertex, Inc. (I)	100	1,807
Taiwan Semiconductor
Manufacturing Company, Ltd.	72,530	208,655
Teradyne, Inc. (I)(L)	2,400	40,536
Texas Instruments, Inc.	5,300	178,133
Tokyo Electron, Ltd.	700	40,125
Tokyo Seimitsu Company, Ltd.	200	4,189
Tower Semiconductor, Ltd. (I)	2,276	1,974
TriQuint Semiconductor, Inc. (I)	2,600	17,927
Tyntek Corp. (I)	8,000	3,378
Ultra Clean Holdings, Inc. (I)	400	3,016
Ultratech, Inc. (I)	200	5,796
ULVAC, Inc. (I)	300	3,306
Unisem M BHD	50	24
United Microelectronics Corp.	67,620	33,030
Veeco Instruments, Inc. (I)	600	17,160
Volterra Semiconductor Corp. (I)	300	10,325
Wolfson Microelectronics PLC (I)	1,312	3,938
Xilinx, Inc.	2,000	72,860

		4,235,877
Software - 1.6%
Absolute Software Corp. (I)	200	1,253
Accelrys, Inc. (I)	312	2,490
ACI Worldwide, Inc. (I)	400	16,108
Activision Blizzard, Inc. (L)	4,100	52,562
Adobe Systems, Inc. (I)	2,484	85,226
Advent Software, Inc. (I)	400	10,240
ANSYS, Inc. (I)(L)	600	39,012
Ariba, Inc. (I)	1,000	32,710
Aspen Technology, Inc. (I)	798	16,383
Asseco Poland SA	707	11,328
Autodesk, Inc. (I)	1,400	59,248
Aveva Group PLC	375	9,933
Blackbaud, Inc.	700	23,261
BMC Software, Inc. (I)	1,200	48,192
Bottomline Technologies, Inc. (I)	300	8,382
CA, Inc.	2,500	68,900
Cadence Design Systems, Inc. (I)(L)	2,100	24,864
CAPCOM Company, Ltd.	300	6,861
Citrix Systems, Inc. (I)	900	71,019
CommVault Systems, Inc. (I)	507	25,167
Computer Modelling Group, Ltd.	240	3,826
Compuware Corp. (I)	2,436	22,387
Concur Technologies, Inc. (I)	700	40,166
Cyberlink Corp.	1,612	5,003
Dassault Systemes SA	135	12,414
Deltek, Inc. (I)	800	8,528
Dicom Group PLC (I)	695	3,402
Digimarc Corp. (I)	200	5,588
DTS Corp.	500	6,551
DuzonBlzon Company, Ltd. (I)	520	3,873
Ebix, Inc. (L)	600	13,896
Electronic Arts, Inc. (I)	2,800	46,144
EPIQ Systems, Inc.	400	4,840

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ePlus, Inc. (I)	300	$9,591
Exact Holdings NV	78	1,841
FactSet Research Systems, Inc.	300	29,712
Fair Isaac Corp.	700	30,730
FalconStor Software, Inc. (I)	800	2,992
Fidessa Group PLC	652	17,271
Financial Technologies India, Ltd.	236	3,166
Fortinet, Inc. (I)	2,000	55,300
GameLoft SA (I)	440	2,737
Hong Kong Energy Holdings, Ltd. (I)	1,909	68
Industrial & Financial Systems AB	283	4,438
Informatica Corp. (I)	600	31,740
Interactive Intelligence Group (I)	200	6,102
Intuit, Inc.	1,200	72,156
JDA Software Group, Inc. (I)	502	13,795
Kenexa Corp. (I)	200	6,248
Kingdee International Software
Group Company, Ltd. (I)	12,000	2,873
Kingsoft Corp., Ltd.	12,000	5,314
MacDonald Dettwiler & Associates, Ltd.	292	13,297
Manhattan Associates, Inc. (I)	400	19,012
Mentor Graphics Corp. (I)	2,200	32,692
Micro Focus International PLC (I)	430	3,252
MICROS Systems, Inc. (I)	500	27,645
Microsoft Corp.	34,608	1,116,108
MicroStrategy, Inc., Class A (I)	78	10,920
Misys PLC (I)	3,146	18,023
Monotype Imaging Holdings, Inc. (I)	600	8,940
NCSoft Corp.	98	26,099
Netscout Systems, Inc. (I)	600	12,204
NetSuite, Inc. (I)	597	30,023
NICE Systems, Ltd., ADR (I)	600	23,580
Nintendo Company, Ltd.	300	45,443
Nippon System Development Company, Ltd.	400	3,710
Nuance Communications, Inc. (I)	2,100	53,718
OBIC Business Consultants, Ltd.	50	2,419
Opnet Technologies, Inc. (L)	445	12,905
Oracle Corp.	18,454	538,119
Oracle Corp. Japan	300	11,399
Oracle Financial Services Software, Ltd. (I)	194	9,958
Parametric Technology Corp. (I)	1,500	41,910
Progress Software Corp. (I)	750	17,715
PROS Holdings, Inc. (I)	700	13,090
QLIK Technologies, Inc. (I)	900	28,800
Quest Software, Inc. (I)	800	18,616
Red Hat, Inc. (I)	1,085	64,981
Retalix, Ltd. (I)	527	9,658
RM PLC	1,719	2,132
Rosetta Stone, Inc. (I)	300	3,096
Rovi Corp. (I)	900	29,295
Salesforce.com, Inc. (I)	500	77,255
SAP AG	1,012	70,670
SAP AG, ADR	2,700	188,514
SCSK Corp.	220	3,497
SDL PLC	846	10,006
Seachange International, Inc. (I)	300	2,334
SimCorp A/S	51	8,912
Software AG	469	17,564
SolarWinds, Inc. (I)	1,000	38,650
Solera Holdings, Inc.	700	32,123
Sourcefire, Inc. (I)(L)	200	9,626
Square Enix Company, Ltd.	400	8,402
SRS Labs, Inc. (I)	400	2,780
SS&C Technologies Holdings, Inc. (I)	800	18,664
Symantec Corp. (I)	4,500	84,150

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (I)	1,200	$36,792
Take-Two Interactive Software, Inc. (I)(L)	1,019	15,677
TeleCommunication Systems, Inc. (I)	300	834
Temenos Group AG (I)	448	8,281
The Descartes Systems Group, Inc. (I)	600	5,233
The Sage Group PLC	8,218	39,318
TIBCO Software, Inc. (I)	1,100	33,550
Totvs SA	500	9,231
Trend Micro, Inc.	500	15,472
Tyler Technologies, Inc. (I)	500	19,205
UBISOFT Entertainment SA (I)	662	4,893
Unit 4 Agresso NV	323	9,362
Verint Systems, Inc. (I)	200	6,478
VMware, Inc., Class A (I)	400	44,948
Websense, Inc. (I)	564	11,895

		4,168,906
Textiles, Apparel & Luxury Goods - 0.0%
Daiwabo Holdings Company, Ltd.	5,000	11,180

		24,469,373
Materials - 5.3%
Chemicals - 2.0%
A. Schulman, Inc. (L)	500	13,510
Aeci, Ltd.	576	7,069
African Oxygen, Ltd.	1,477	3,640
Agrium, Inc.	600	51,786
Air Liquide SA	701	93,480
Air Products & Chemicals, Inc.	1,024	94,003
Air Water, Inc.	1,000	12,944
Airgas, Inc.	800	71,176
Akzo Nobel NV	1,469	86,662
Albemarle Corp.	700	44,744
American Vanguard Corp.	200	4,338
Arkema SA	492	45,928
Asahi Kasei Corp.	5,000	30,974
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	8,076
Ashland, Inc.	900	54,954
Asia Polymer Corp.	2,000	2,592
Asian Paints, Ltd.	192	12,058
Balchem Corp.	100	3,025
BASF SE	2,854	249,911
Batu Kawan BHD	1,600	9,759
Braskem SA, ADR	800	12,744
Cabot Corp.	600	25,608
Celanese Corp., Series A	1,000	46,180
CF Industries Holdings, Inc.	638	116,531
Cheil Industries, Inc.	295	24,965
Chemtura Corp. (I)	1,400	23,772
China BlueChemical, Ltd., H Shares	18,000	13,601
China Lumena New Materials Corp.	26,000	4,651
China Manmade Fibers Corp. (I)	5,000	1,863
China Petrochemical Development Corp.	11,660	13,178
Chr Hansen Holding A/S	448	11,621
Ciech SA (I)	754	4,005
Clariant AG (I)	2,144	29,608
Coromandel International, Ltd.	62	347
Croda International PLC	768	25,883
Cytec Industries, Inc.	600	36,474
Daicel Corp.	2,000	12,983
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,699
DIC Corp.	3,000	6,116
Dongbu HiTek Company, Ltd. (I)	260	2,343

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Dongyue Group	5,000	$4,581
DuluxGroup, Ltd.	2,418	7,467
E.I. du Pont de Nemours & Company	4,300	227,470
Eastman Chemical Company (L)	1,100	56,859
Ecolab, Inc.	1,300	80,236
EID Parry India, Ltd.	32	120
Elementis PLC	3,596	10,611
EMS-Chemie Holding AG	77	14,580
Eternal Chemical Company, Ltd.	9,922	8,676
Everlight Chemical Industrial Corp.	9,900	6,743
Ferro Corp. (I)	1,100	6,534
Fertilizantes Heringer SA (I)	200	1,364
Filtrona PLC	3,088	23,457
FMC Corp.	400	42,344
Formosa Chemicals & Fibre Corp.	8,390	24,508
Formosa Plastics Corp.	16,470	48,499
Frutarom Industries, Ltd.	570	5,542
Fuchs Petrolub AG	145	7,647
Fufeng Group, Ltd.	10,000	4,338
Georgia Gulf Corp. (I)	300	10,464
Givaudan AG (I)	48	46,313
Grand Pacific Petrochemical Corp.	14,000	6,500
Gurit Heberlein AG (I)	8	4,584
H&R AG	165	3,302
H.B. Fuller Company	600	19,698
Hanwha Chemical Corp.	600	14,241
Hanwha Corp.	530	15,239
Hawkins, Inc. (L)	200	7,440
Hitachi Chemical, Ltd.	400	7,267
Ho Tung Chemical Corp. (I)	8,960	5,374
Honam Petrochemical Corp.	57	16,983
Huchems Fine Chemical Corp.	244	4,590
Huntsman Corp.	2,000	28,020
Hyosung Corp.	255	13,516
Incitec Pivot, Ltd.	9,678	31,592
Innophos Holdings, Inc.	300	15,036
International Flavors & Fragrances, Inc.	500	29,300
Intrepid Potash, Inc. (I)(L)	600	14,598
Israel Chemicals, Ltd.	1,355	15,558
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,343
Johnson Matthey PLC	1,725	65,112
JSR Corp.	800	16,278
K&S AG	621	32,486
Kansai Paint Company, Ltd.	2,000	20,280
Kanto Denka Kogyo Company, Ltd.	1,000	3,707
Kemira OYJ	1,294	17,162
Kolon Corp.	64	1,464
Kolon Industries, Inc.	208	13,762
Koninklijke DSM NV	1,063	61,533
Koppers Holdings, Inc.	100	3,856
Korea Kumho Petrochemical Company, Ltd.	90	11,295
KP Chemical Corp.	820	11,199
Kraton Performance Polymers, Inc. (I)	400	10,628
Kronos Worldwide, Inc. (L)	400	9,976
Kuraray Company, Ltd.	1,800	25,540
Kureha Corp.	1,000	4,819
Landec Corp. (I)	300	1,959
Lanxess AG	523	43,244
Lee & Man Chemical Company, Ltd.	2,000	1,500
LG Chem, Ltd.	142	46,435
Linde AG	632	113,408
Lintec Corp.	100	2,042
LSB Industries, Inc. (I)	200	7,784
Methanex Corp.	800	26,050

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Mexichem SAB de CV	4,554	$17,549
Migao Corp. (I)(L)	1,200	3,766
Minerals Technologies, Inc.	200	13,082
Mitsubishi Chemical Holdings Corp.	8,000	43,063
Mitsubishi Gas & Chemicals Company, Inc.	3,000	20,272
Mitsui Chemicals, Inc.	6,000	18,213
Monsanto Company	2,500	199,400
Nan Ya Plastics Corp.	14,870	33,614
Neo Material Technologies, Inc. (I)	700	7,874
NewMarket Corp.	100	18,740
Nippon Paint Company, Ltd.	2,000	15,168
Nissan Chemical Industries, Ltd.	1,000	9,486
Nitto Denko Corp.	600	24,407
NOF Corp.	1,000	4,871
Novozymes A/S, B shares	902	26,288
Nufarm, Ltd.	1,560	7,766
Nuplex Industries, Ltd.	4,080	8,614
OCI Company, Ltd.	93	18,943
Okamoto Industries, Inc.	2,000	7,691
Olin Corp.	760	16,530
Omnia Holdings, Ltd.	85	1,057
Omnova Solutions, Inc. (I)	1,200	8,100
Orica, Ltd.	2,080	60,282
Penford Corp. (I)	100	676
PetroAsian Energy Holdings, Ltd. (I)	44,000	1,081
Pidilite Industries, Ltd.	1,859	6,498
PolyOne Corp.	1,200	17,280
Potash Corp. of Saskatchewan, Inc.	2,200	100,444
PPG Industries, Inc.	700	67,060
Praxair, Inc.	1,399	160,381
PTT Global Chemical PCL	5,614	12,920
Quaker Chemical Corp.	100	3,945
Rockwood Holdings, Inc. (I)	600	31,290
RPM International, Inc.	1,700	44,523
Sakai Chemical Industry Company, Ltd.	1,000	3,884
Samsung Fine Chemicals Company, Ltd.	232	11,167
Sanyo Chemical Industries, Ltd.	1,000	6,693
Sensient Technologies Corp.	600	22,800
Shin-Etsu Chemical Company, Ltd.	1,200	69,883
Showa Denko KK	10,000	22,872
Sigma-Aldrich Corp.	800	58,448
Sika AG (I)	13	28,166
Sino Union Petroleum &
Chemical International, Ltd. (I)	19,205	1,285
Sinofert Holdings, Ltd.	34,000	8,227
Sinopec Shanghai
Petrochemical Company, Ltd.	300	10,776
SK Chemicals Company, Ltd.	103	5,821
Sociedad Quimica y Minera de
Chile SA, ADR (L)	243	14,257
Solutia, Inc.	1,200	33,528
Solvay SA	389	46,020
Spartech Corp. (I)	400	1,952
Stella Chemifa Corp.	200	4,813
Stepan Company	100	8,780
Sumitomo Chemical Company, Ltd.	8,645	37,097
Symrise AG	775	22,419
Syngenta AG, ADR (L)	1,105	76,057
Synthos SA	9,279	18,762
Taekwang Industrial Company, Ltd.	5	5,160
Taiwan Fertilizer Company, Ltd.	7,000	18,123
Taiyo Holdings Company, Ltd.	100	2,683
Taiyo Nippon Sanso Corp.	2,000	14,215
Takasago International Corp.	1,000	4,717
Teijin, Ltd.	6,000	20,233

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Tessenderlo Chemie NV (I)	239	$7,377
The Dow Chemical Company	7,876	272,825
The Mosaic Company	1,900	105,051
The Scotts Miracle-Gro Company, Class A	500	27,080
The Sherwin-Williams Company	1,000	108,670
Tikkurila OYJ	323	6,120
Toda Kogyo Corp.	1,000	7,218
Tokai Carbon Company, Ltd.	2,000	10,755
Tokuyama Corp.	2,000	6,236
Toray Industries, Inc.	4,000	29,861
Tosoh Corp.	5,000	13,933
Ube Industries, Ltd.	5,000	13,634
Umicore SA	650	35,868
United Phosphorus, Ltd.	3,143	8,001
Uralkali OSJC, GDR	300	11,313
Uralkali, ADR	599	22,639
Valspar Corp.	1,500	72,435
Victrex PLC	784	16,914
W.R. Grace & Company (I)	500	28,900
Wacker Chemie AG (L)	99	8,729
Westlake Chemical Corp. (L)	1,000	64,790
Yara International ASA	496	23,638
Yingde Gases Group Company	9,000	10,219
Yushiro Chemical Industry Company, Ltd.	300	3,305
Zep, Inc.	400	5,760
Zoltek Companies, Inc. (I)	800	9,056

		5,301,893
Construction Materials - 0.4%
ACC, Ltd.	460	12,269
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	1,960	4,436
Adelaide Brighton, Ltd.	4,590	13,797
Ambuja Cements, Ltd.	4,724	15,886
Anhui Conch Cement Company, Ltd.,
H Shares	5,500	17,387
Boral, Ltd.	4,267	17,819
Buzzi Unicem SpA (I)	1,110	13,030
Cementir SpA	447	1,026
Cementos Portland Valderrivas SA (I)	444	4,170
Cemex SAB de CV, ADR (I)	9,683	75,143
Chia Hsin Cement Corp.	14,708	6,803
China National Building Material
Company, Ltd., H Shares	20,000	25,209
China Shanshui Cement Group, Ltd.	20,000	15,773
Corp Moctezuma SAB de CV	4,000	9,689
CRH PLC (L)	4,190	85,937
Eagle Materials, Inc.	700	24,325
Fletcher Building, Ltd. (New
Zealand Exchange)	3,415	18,852
Goldsun Development &
Construction Company, Ltd.	20,786	8,541
Grasim Industries, Ltd.	106	5,428
Hanil Cement Manufacturing Company, Ltd.	6	253
Headwaters, Inc. (I)	1,000	4,180
HeidelbergCement AG	936	56,707
Holcim Indonesia Tbk PT	28,500	8,023
Holcim, Ltd. (I)	1,946	127,045
Imerys SA	268	16,320
India Cements, Ltd.	2,973	6,504
Indocement Tunggal Prakarsa Tbk PT	10,500	21,178
Italcementi SpA	699	4,861
James Hardie Industries NV (L)	700	28,140
Lafarge Malayan Cement BHD	1,200	2,820
Lafarge SA	1,431	68,352

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc.	400	$34,252
Nuh Cimento Sanayi AS	584	3,562
Pretoria Portland Cement Company, Ltd.	4,312	18,435
RHI AG	89	2,261
Sa des Ciments Vicat	137	9,106
Semen Gresik Persero Tbk PT	10,500	14,071
Shree Cement, Ltd.	199	12,671
Taiheiyo Cement Corp.	6,000	13,345
Taiwan Cement Corp.	22,740	26,624
TCC International Holdings, Ltd.	10,000	3,810
Texas Industries, Inc. (I)	400	14,004
Titan Cement Company SA (I)	454	8,388
Ultratech Cement, Ltd.	431	12,612
United States Lime & Minerals, Inc. (I)	100	5,989
Universal Cement Corp.	11,000	5,370
Vulcan Materials Company	1,900	81,187

		985,590
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	200	6,962
Amcor, Ltd.	7,594	58,540
AMVIG Holdings, Ltd.	4,000	2,158
AptarGroup, Inc.	644	35,272
Ball Corp.	800	34,304
Bemis Company, Inc.	900	29,061
Boise, Inc.	1,250	10,263
Cascades, Inc.	500	2,105
CCL Industries, Inc.	500	18,297
Cheng Loong Corp.	5,200	2,123
Crown Holdings, Inc. (I)	700	25,781
D.S. Smith PLC	8,104	23,199
Fajar Surya Wisesa Tbk PT	24,000	7,218
Graphic Packaging Holding Company (I)	5,047	27,859
Greif, Inc., Class A	300	16,776
Huhtamaki OYJ	687	9,983
Intertape Polymer Group, Inc. (I)	2,100	9,895
La Seda de Barcelona SA (I)	10,618	368
Mondi Packaging South Africa, Ltd.	1,967	4,542
Myers Industries, Inc.	300	4,425
Nampak, Ltd.	4,542	13,742
Nihon Yamamura Glass Company, Ltd.	2,000	4,895
Owens-Illinois, Inc. (I)	1,800	42,012
Packaging Corp. of America (L)	1,000	29,590
Rengo Company, Ltd.	2,000	13,883
Rexam PLC	7,165	49,037
Rock-Tenn Company, Class A	608	41,076
RPC Group PLC	2,000	11,771
Sealed Air Corp.	1,700	32,827
Silgan Holdings, Inc.	600	26,520
Sonoco Products Company	1,000	33,200
Taiwan Hon Chuan Enterprise Company Ltd.	3,000	6,801
Toyo Seikan Kaisha, Ltd.	1,100	15,839
Vidrala SA	544	14,187

		664,511
Industrial Conglomerates - 0.0%
Ruukki Group OYJ (I)	3,552	4,268
Internet Software & Services - 0.0%
G-Resources Group, Ltd. (I)	84,000	5,136
Metals & Mining - 2.4%
A. M. Castle & Company (I)(L)	200	2,530
Acerinox SA	1,123	14,425
African Rainbow Minerals, Ltd.	594	14,077
Agnico-Eagle Mines, Ltd.	1,100	36,657
Aichi Steel Corp.	1,000	5,184

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
AK Steel Holding Corp.	1,500	$11,340
Alamos Gold, Inc.	1,000	18,357
Alcoa, Inc.	10,000	100,200
Allegheny Technologies, Inc.	845	34,789
Allied Nevada Gold Corp. (I)(L)	825	26,837
Alumina, Ltd.	18,167	23,254
Aluminum Corp. of China, Ltd. (L)	1,300	15,431
AMCOL International Corp.	100	2,949
Aneka Tambang Tbk PT	33,000	6,493
Angang Steel Company, Ltd., H Shares (I)(L)	10,000	6,411
Anglo American PLC	5,685	212,327
Anglo Platinum, Ltd.	276	19,243
AngloGold Ashanti, Ltd., ADR (L)	1,100	40,612
Antofagasta PLC	1,948	35,988
APERAM	208	3,846
Aquarius Platinum, Ltd. (I)	2,324	5,403
ArcelorMittal	3,070	58,734
Assore, Ltd.	264	8,314
Atlas Iron, Ltd.	6,571	19,617
Aura Minerals, Inc. (I)	1,715	1,771
AuRico Gold, Inc. (I)	1,784	15,900
Aurizon Mines, Ltd. (I)	1,500	7,339
Aurubis AG	323	17,059
Barrick Gold Corp.	4,062	176,538
BHP Billiton PLC	3,317	203,597
BHP Billiton, Ltd.	665	24,050
BHP Billiton, Ltd., ADR	4,845	350,778
BlueScope Steel, Ltd. (I)	25,405	10,398
Boliden AB	2,677	42,132
Canam Group, Inc. (I)	100	503
CAP SA	412	17,573
Carpenter Technology Corp.	400	20,892
Centerra Gold, Inc.	800	12,440
Century Aluminum Company (I)(L)	1,600	14,208
China Metal Recycling Holdings, Ltd. (L)	7,800	9,563
China Molybdenum Company, Ltd.,
H Shares (I)	18,000	7,622
China Rare Earth Holdings, Ltd. (I)	22,000	6,230
China Steel Corp.	48,213	49,301
China Zhongwang Holdings, Ltd. (I)	11,600	4,139
Chung Hung Steel Corp. (I)	7,450	2,624
Cia Minera Autlan SAB de CV	400	446
Cliffs Natural Resources, Inc.	1,300	90,038
Cline Mining Corp. (I)	2,400	3,633
Coeur d’Alene Mines Corp. (I)	700	16,618
Colossus Minerals, Inc. (I)	1,100	6,032
Commercial Metals Company (L)	1,700	25,194
Companhia Siderurgica Nacional SA, ADR (L)	2,550	24,123
Compania de Minas Buenaventura SA, ADR	400	16,124
Compass Minerals International, Inc.	400	28,696
Daido Steel Company, Ltd.	2,000	13,973
Detour Gold Corp. (I)	400	9,973
Dowa Holdings Company, Ltd.	2,000	13,427
DRDGOLD, Ltd.	8,960	6,517
Dundee Precious Metals, Inc. (I)	1,300	11,860
Eastern Platinum, Ltd. (I)	26,100	10,467
Eldorado Gold Corp.	2,834	38,925
Eramet	36	5,084
Eregli Demir ve Celik Fabrikalari TAS	4,035	7,958
Eurasian Natural Resources Corp.	1,380	13,066
Evertop Wire Cable Corp., H Shares	9,000	20,671
Evraz PLC (I)	2,142	12,661
First Majestic Silver Corp (I)	200	3,328
First Quantum Minerals, Ltd.	1,800	34,324
Fortescue Metals Group, Ltd.	3,428	20,647

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Fortuna Silver Mines, Inc. (I)	800	$3,609
Franco-Nevada Corp.	800	34,400
Freeport-McMoRan Copper & Gold, Inc.	6,200	235,848
Fresnillo PLC	759	19,445
Fushan International Energy Group, Ltd.	16,000	5,416
Gem Diamonds, Ltd. (I)	3,004	13,132
General Moly, Inc. (I)(L)	1,500	5,025
Gerdau SA	9	70
Gerdau SA, ADR (L)	4,800	46,224
Globe Specialty Metals, Inc.	858	12,758
Godo Steel, Ltd.	3,000	7,713
Gold Fields, Ltd., ADR	4,443	61,758
Goldcorp, Inc.	3,233	145,727
Golden Star Resources, Ltd. (I)	1,500	2,872
Great Basin Gold, Ltd. (I)	5,000	3,509
Grupo Mexico SAB de CV, Series B	15,008	47,392
Guyana Goldfields, Inc. (I)	396	1,358
Harmony Gold Mining Company, Ltd., ADR	2,900	31,697
Harry Winston Diamond Corp. (I)	200	2,944
Haynes International, Inc.	100	6,335
Hecla Mining Company (L)	3,200	14,784
Hidili Industry International Development, Ltd.	13,000	4,600
High River Gold Mines, Ltd. (I)	419	504
Hill & Smith Holdings PLC	125	670
Hindalco Industries, Ltd.	7,917	20,079
Hitachi Metals, Ltd.	1,000	12,471
Hoganas AB	200	7,297
Horsehead Holding Corp. (I)	700	7,973
HudBay Minerals, Inc.	1,080	11,845
Hunan Non Ferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,718
Hyundai Hysco Company, Ltd.	300	10,580
Hyundai Steel Company	412	37,148
IAMGOLD Corp.	2,000	26,628
Iluka Resources, Ltd.	1,855	34,208
Impala Platinum Holdings, Ltd.	2,297	45,342
Independence Group NL	1,343	5,512
Industrias CH SAB de CV (I)	2,500	11,978
Industrias Penoles SAB de CV	590	28,631
Inmet Mining Corp.	300	16,963
Integra Mining, Ltd. (I)	5,144	2,747
International Nickel Indonesia Tbk PT	24,000	8,859
International Tower Hill Mines, Ltd. (I)	1,100	4,720
Ivanhoe Australia, Ltd. (I)	2,621	4,128
Ivanhoe Mines, Ltd. (I)	1,020	16,045
Jaguar Mining, Inc.	600	2,827
JFE Holdings, Inc.	2,500	54,109
Jindal Steel & Power, Ltd.	1,814	19,355
JSW Steel, Ltd.	631	8,875
Kagara, Ltd. (I)	15,000	2,644
Kaiser Aluminum Corp.	100	4,726
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D (I)	6,724	3,553
Katanga Mining, Ltd. (I)	1,200	1,263
Kazakhmys PLC	1,137	16,554
KGHM Polska Miedz SA	649	29,884
Kingsgate Consolidated, Ltd.	682	4,528
Kinross Gold Corp.	6,178	60,389
Kirkland Lake Gold, Inc. (I)	100	1,446
KISCO Corp.	35	847
KISCO Holdings Company, Ltd.	10	327
Kobe Steel, Ltd. (I)	17,000	27,847
Korea Zinc Company, Ltd.	37	12,702
Koza Anadolu Metal Madencilik
Isletmeleri AS	3,080	5,374

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kumba Iron Ore, Ltd. (L)	205	$14,094
Kumba Resources, Ltd.	603	15,610
Lake Shore Gold Corp. (I)	2,500	2,582
Lingbao Gold Company, Ltd., H Shares	4,000	1,933
Lion Industries Corp. BHD	17,400	7,779
Lonmin PLC, ADR	1,319	21,605
Lundin Mining Corp. (I)	1,505	6,745
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)	22,000	6,342
MAG Silver Corp. (I)	1,100	11,138
Magnitogorsk Iron & Steel Works, GDR (I)	911	5,379
Major Drilling Group International	300	4,978
Materion Corp. (I)	300	8,619
Mechel, ADR (L)	500	4,490
Medusa Mining, Ltd.	1,338	6,996
Mercator Minerals, Ltd. (I)	2,600	3,493
Midas Holdings, Ltd.	12,000	3,625
Minefinders Corp. (I)	275	3,852
Minera Andes Acquisition Corp. (I)	1,530	6,749
Minera Frisco SAB de CV, Class A1 (I)	5,300	24,359
Mitsubishi Materials Corp.	6,000	19,057
Mittal Steel South Africa, Ltd. (I)	1,545	11,270
MMC Norilsk Nickel, ADR	3,607	66,094
Molycorp, Inc. (I)(L)	800	27,064
Mount Gibson Iron, Ltd.	2,570	2,983
Murchison Metals, Ltd. (I)	11,474	5,529
Mytilineos Holdings SA (I)	2,024	7,319
National Aluminium Company, Ltd.	5,523	5,901
New Gold, Inc (I)	2,600	25,675
Newcrest Mining, Ltd.	2,916	89,733
Newmont Mining Corp.	3,300	169,191
Nippon Coke & Engineering Company, Ltd.	3,500	5,336
Nippon Light Metal Company, Ltd.	3,000	4,835
Nippon Steel Corp.	23,000	63,509
Nippon Yakin Kogyo Company, Ltd.	500	869
Nisshin Steel Company	7,000	11,817
Noranda Aluminum Holding Corp.	1,000	9,970
Nordic Mines AB (I)	784	5,539
Norsk Hydro ASA	5,320	28,981
North American Palladium, Ltd. (I)	200	531
Northam Platinum, Ltd.	2,901	12,949
Northern Dynasty Minerals, Ltd. (I)	500	3,048
Novagold Resources, Inc. (I)	900	6,460
Novolipetsk Steel OJSC, ADR	400	8,312
Nucor Corp. (L)	2,248	96,552
Nyrstar (I)	1,514	8,933
OceanaGold Corp. (I)	3,000	8,061
Olympic Steel, Inc.	100	2,400
OneSteel, Ltd., ADR	9,891	12,708
Osisko Mining Corp. (I)	1,400	16,253
Outokumpu OYJ (I)	1,422	2,981
OZ Minerals, Ltd.	1,737	17,572
Palabora Mining Company, Ltd.	99	2,041
Pan American Silver Corp.	613	13,527
Pan Australian Resources, Ltd. (I)	4,050	12,762
Panoramic Resources, Ltd.	4,562	5,272
Petropavlovsk PLC	879	7,823
Polymetal International PLC (I)	1,050	15,500
Poongsan Corp.	230	6,132
POSCO, ADR	1,176	98,431
Randgold Resources, Ltd.	381	33,364
Rautaruukki OYJ	824	8,641
Regis Resources, Ltd. (I)	3,549	15,012
Reliance Steel & Aluminum Company	1,100	62,128
Resolute Mining, Ltd. (I)	6,735	12,572

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Rex Minerals, Ltd. (I)	1,663	$2,320
Rio Tinto PLC, ADR	4,676	259,939
Rio Tinto, Ltd.	1,637	110,982
Royal Gold, Inc.	500	32,610
RTI International Metals, Inc. (I)(L)	400	9,224
Rubicon Minerals Corp. (I)	2,300	7,540
Sabina Gold & Silver Corp. (I)	1,600	4,475
Sanyo Special Steel Company, Ltd.	1,000	5,429
Schnitzer Steel Industries, Inc. (L)	400	15,958
SeAH Holdings Corp.	19	2,152
SEMAFO, Inc.	1,800	9,600
Sesa Goa, Ltd.	2,752	10,499
Severstal OAO, GDR	645	8,591
Sherritt International Corp.	3,300	17,998
Shore Gold, Inc. (I)	1,200	349
Shougang Concord International
Enterprises Company, Ltd.	12,000	703
Silver Lake Resources, Ltd. (I)	946	3,345
Silver Standard Resources, Inc. (I)	600	9,035
Silver Wheaton Corp.	1,200	39,797
Sims Metal Management, Ltd.	1,467	22,369
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	19,000	1,220
Southern Copper Corp. (L)	707	22,432
SSAB AB, Series A	1,479	13,992
SSAB AB, Series B	470	3,844
St Andrew Goldfields, Ltd. (I)	4,000	1,816
St. Barbara, Ltd. (I)	1,706	3,655
Steel Authority of India, Ltd.	3,771	6,989
Steel Dynamics, Inc.	2,400	34,896
Sterlite Industries India Ltd	4,944	10,796
Sterlite Industries India, Ltd., ADR	1,100	9,394
Stillwater Mining Company (I)	1,100	13,904
Straits Metals, Ltd. (I)	839	539
Sumitomo Metal Industries, Ltd.	12,000	24,371
Sumitomo Metal Mining Company, Ltd.	3,000	42,588
Sumitomo Titanium Corp.	100	3,836
Suncoke Energy, Inc. (I)	685	9,734
Tanzanian Royalty Exploration Corp. (I)	1,900	9,886
Taseko Mines, Ltd. (I)	900	3,176
Tata Steel, Ltd.	2,299	21,137
Teck Resources, Ltd.	2,100	74,972
Thompson Creek Metals Company, Inc. (I)	1,300	8,810
ThyssenKrupp AG	2,260	56,257
Timah Tbk PT	35,500	7,218
Timminco, Ltd. (I)	300	45
Titanium Metals Corp.	1,400	18,984
Toho Titanium Company, Ltd.	200	3,194
Toho Zinc Company, Ltd.	1,000	4,569
Tokyo Rope Manufacturing Company, Ltd.	4,000	8,242
Tokyo Steel Manufacturing Company, Ltd.	900	7,988
Ton Yi Industrial Corp.	10,500	5,550
Tubos Reunidos SA	599	1,601
Tung Ho Steel Enterprise Corp.	3,212	3,260
United States Steel Corp.	1,600	46,992
Universal Stainless & Alloy Products, Inc. (I)	100	4,272
Usha Martin, Ltd.	2,314	1,397
Usinas Siderurgicas de Minas Gerais SA	1,400	15,185
Vale SA (Ordinary A Shares), ADR (L)	4,800	111,984
Vale SA (Preference A Shares), ADR	7,500	170,175
Vedanta Resources PLC	761	14,932
Viohalco SA (I)	1,796	7,665
Voestalpine AG	608	20,465
Walter Energy, Inc.	500	29,605
Welspun Corp, Ltd.	1,168	3,079

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Western Areas NL	1,453	$8,161
White Energy Company, Ltd.- Australian
Stock Exchange (I)	652	264
Worthington Industries, Inc. (L)	800	15,344
Xingda International Holdings, Ltd.	14,000	6,366
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	3,000	838
Xstrata PLC	11,554	197,869
Yamana Gold, Inc.	3,400	53,039
Yamato Kogyo Company, Ltd.	300	8,785
Yeun Chyang Industrial Company, Ltd.	8,000	4,992
Young Poong Corp.	8	8,214
Zijin Mining Group Company, Ltd., H Shares	39,000	15,320

		6,401,130
Paper & Forest Products - 0.3%
Ahlstrom OYJ	715	14,345
Barito Pacific Tbk PT (I)	49,500	4,276
Billerud AB	600	5,559
Buckeye Technologies, Inc.	300	10,191
Canfor Corp. (I)	1,200	14,196
Canfor Pulp Products, Inc.	371	5,594
China Grand Forestry Green
Resources Group, Ltd. (I)	1,300	117
Clearwater Paper Corp. (I)	400	13,284
Daio Paper Corp.	1,000	5,976
Deltic Timber Corp.	100	6,329
Domtar Corp.	400	38,152
Duratex SA	2,748	17,327
Empresas CMPC SA	5,327	22,830
Fibria Celulose SA, ADR	1,104	9,263
Grupo Empresarial Ence SA	783	1,949
Gunns, Ltd. (I)	11,710	1,941
Hansol Paper Company	970	6,956
Holmen AB, Series B (L)	626	17,185
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	4,883
International Forest Products, Ltd. (I)	300	1,417
International Paper Company	2,827	99,228
KapStone Paper and Packaging Corp. (I)	600	11,820
Lee & Man Paper Manufacturing, Ltd.	10,600	4,881
Louisiana-Pacific Corp. (I)(L)	1,900	17,765
M-Real OYJ (I)	5,400	15,130
Masisa SA	76,248	9,051
MeadWestvaco Corp.	1,555	49,122
Mercer International, Inc. (I)	900	7,191
Mitsubishi Paper Mills, Ltd. (I)	2,000	1,996
Mondi PLC	2,532	23,855
Neenah Paper, Inc.	500	14,870
Nine Dragons Paper Holdings, Ltd.	16,000	13,072
Nippon Paper Group, Inc.	800	16,739
Norbord, Inc. (I)	60	692
OJI Paper Company, Ltd.	6,000	29,174
P.H. Glatfelter Company	800	12,624
PaperlinX, Ltd. (I)	2,943	244
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	8,385
Samling Global, Ltd.	8,000	775
Sappi, Ltd., ADR (I)	3,600	13,284
Schweitzer-Mauduit International, Inc.	100	6,906
Semapa-Sociedade de Investimento
& Gestao (I)	1,179	8,687
Sequana SA (I)	355	2,265
Sino-Forest Corp. (I)(L)	2,300	791
Sonae Industria SGPS SA (I)	2,576	2,265
Stora Enso OYJ, Series R	3,514	26,084

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Svenska Cellulosa AB (A Shares)	349	$6,034
Svenska Cellulosa AB (B Shares) (L)	4,782	82,818
Tokushu Tokai Holdings Company, Ltd.	3,000	6,896
UPM-Kymmene OYJ (L)	3,595	48,924
Wausau Paper Corp.	400	3,752
West Fraser Timber Company, Ltd.	300	13,868

		760,958

		14,123,486
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.6%
AboveNet, Inc. (I)	200	16,560
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	17,127
AT&T, Inc.	40,157	1,254,103
Atlantic Tele-Network, Inc.	200	7,272
Axtel SAB de CV (I)	14,800	4,974
BCE, Inc.	762	30,512
Belgacom SA	803	25,809
Bell Aliant, Inc.	472	12,919
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	8,420
BT Group PLC	3,924	141,892
Cable & Wireless Communications PLC	17,566	9,068
Cable & Wireless Worldwide	17,566	9,569
Cbeyond, Inc. (I)	400	3,200
CenturyLink, Inc.	4,322	167,045
China Communications Services Corp., Ltd.,
H Shares	28,000	13,530
China Telecom Corp., Ltd., ADR	320	17,568
China Unicom Hong Kong, Ltd., ADR (L)	3,577	60,094
Chorus, Ltd.	786	2,382
Chunghwa Telecom Company, Ltd., ADR	1,270	39,065
Cincinnati Bell, Inc. (I)(L)	2,600	10,452
Citic 21CN Company, Ltd. (I)	36,000	2,224
Citic Telecom International Holdings, Ltd.	14,000	2,775
Cogent Communications Group, Inc. (I)	500	9,540
Colt Telecom Group SA (I)	4,670	7,835
Consolidated Communications Holdings, Inc.	400	7,852
Deutsche Telekom AG	13,040	157,011
Elisa OYJ, Class A	806	19,313
France Telecom SA	4,956	73,518
France Telecom SA, ADR	2,398	35,610
Frontier Communications Corp. (L)	9,122	38,039
General Communication, Inc., Class A (I)	1,000	8,720
Hellenic
Telecommunications Organization SA (I)	1,308	5,568
IDT Corp., Class B	500	4,670
iiNET, Ltd.	1,376	4,316
Iliad SA	103	14,188
Inmarsat PLC	3,801	27,981
Iridium Communications, Inc. (I)	1,092	9,566
Jazztel PLC (I)	1,715	11,139
Kcom Group PLC	10,565	12,419
Koninklijke (Royal) KPN NV	6,148	67,595
Level 3 Communications, Inc. (I)	853	21,948
Lumos Networks Corp.	200	2,152
Mahanagar Telephone Nigam, Ltd. (I)	2	1
Netia SA (I)	2,567	5,286
Neutral Tandem, Inc. (I)	300	3,657
Nippon Telegraph & Telephone Corp.	1,400	63,705
Oi SA, ADR	800	12,720
PCCW, Ltd.	34,000	12,155
Portugal Telecom SGPS SA	4,625	25,152

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Premiere Global Services, Inc. (I)(L)	1,100	$9,944
PT Telekomunikiasi Indonesia Tbk PT, ADR	775	23,529
QSC AG (I)	2,321	6,704
Singapore Telecommunications, Ltd.	28,000	69,885
SureWest Communications	200	4,510
Swisscom AG	63	25,478
TalkTalk Telecom Group PLC	5,942	12,967
Tata Communications, Ltd.	396	1,735
TDC A/S	181	1,319
Tele Norte Leste Participacoes SA	400	5,697
Tele Norte Leste Participacoes SA, ADR (L)	900	10,215
Tele2 AB, Series B	1,694	34,605
Telecom Corp. of New Zealand, Ltd.	3,933	7,810
Telecom Italia SpA (I)	61,666	73,275
Telefonica Brasil SA	600	16,756
Telefonica Brasil SA, ADR (L)	195	5,973
Telefonica O2 Czech Republic AS (I)	798	16,768
Telefonica SA, ADR (L)	9,743	159,883
Telekom Austria AG	2,332	27,182
Telekomunikacja Polska SA	3,665	20,147
Telenet Group Holding NV (I)	345	14,292
Telenor ASA	2,491	46,183
Teliasonera AB	8,751	60,999
Telkom SA, Ltd., ADR	800	9,800
Telstra Corp., Ltd.	13,157	44,846
TELUS Corp., Non-Voting Shares	573	32,601
Total Access Communication PCL	6,300	16,746
TPG Telecom, Ltd.	4,552	8,398
True Corp. PCL (I)	34,600	4,127
Turk Telekomunikasyon AS	2,270	9,877
TW Telecom, Inc. (I)(L)	1,600	35,456
Verizon Communications, Inc.	18,300	699,609
Vivendi SA	4,373	80,373
Vonage Holdings Corp. (I)	2,900	6,409
Windstream Corp. (L)	5,085	59,545
Xl Axiata Tbk PT	2,500	1,380

		4,183,239
Wireless Telecommunication Services - 0.7%
Advanced Info Service PCL	3,000	17,893
Allied Technologies, Ltd.	499	3,481
America Movil SAB de CV,
Series L, ADR (L)	5,024	124,746
Axiata Group BHD	6,300	10,667
Bakrie Telecom Tbk PT (I)	471,000	13,131
Cellcom Israel, Ltd.	473	6,082
China Mobile, Ltd., ADR	4,400	242,352
Crown Castle International Corp. (I)	1,200	64,008
DiGi.Com BHD	11,000	14,542
Drillisch AG	987	11,862
Empresa Nacional de Telecomunicaciones SA	567	11,464
Far EasTone
Telecommunications Company, Ltd. (I)	9,000	18,450
Freenet AG	1,164	18,837
Globe Telecommunications, Inc.	330	8,708
Idea Cellular, Ltd. (I)	4,368	8,468
Indosat Tbk PT	6,000	3,323
Indosat Tbk PT, ADR	131	3,667
KDDI Corp.	9	58,562
Leap Wireless International, Inc. (I)	1,400	12,222
Maxis BHD	6,700	13,319
MetroPCS Communications, Inc. (I)	4,000	36,080
Millicom International Cellular SA, ADR	182	20,643
Mobistar SA (I)	176	8,764
MTN Group, Ltd.	5,855	103,172

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
NII Holdings, Inc. (I)(L)	1,900	$34,789
NTELOS Holdings Corp.	200	4,140
NTT DoCoMo, Inc.	58	96,670
Partner Communications
Company, Ltd., ADR (I)	700	5,306
Philippine Long Distance Telephone
Company, ADR	50	3,110
Reliance Communications, Ltd.	3,426	5,632
Rogers Communications, Inc., Class B (L)	1,000	39,701
SBA Communications Corp., Class A (I)	600	30,486
Shenandoah Telecommunications Company	200	2,230
SK Telecom Company, Ltd., ADR	400	5,564
Softbank Corp.	2,700	80,314
Sprint Nextel Corp. (I)(L)	27,700	78,945
Taiwan Mobile Company, Ltd. (I)	3,600	10,961
Telephone & Data Systems, Inc.	1,268	29,354
Tim Participacoes SA	2,500	15,955
Turkcell Iletisim Hizmetleri AS, ADR (I)	946	11,920
United States Cellular Corp. (I)	300	12,279
USA Mobility, Inc.	500	6,965
Vimpelcom, Ltd., ADR (L)	1,335	14,899
Vodacom Group, Ltd.	765	10,790
Vodafone Group PLC, ADR	19,749	546,455

		1,880,908

		6,064,147
Utilities - 2.3%
Electric Utilities - 1.1%
Acciona SA	190	13,272
ALLETE, Inc.	300	12,447
American Electric Power Company, Inc.	2,242	86,496
Centrais Eletricas Brasileiras SA	1,200	11,267
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,100	14,146
Central Vermont Public Service Corp.	100	3,520
Centralschweizerische Kraftwerke AG	13	4,824
CEZ AS	757	32,530
Cheung Kong Infrastructure Holdings, Ltd.	2,000	12,141
Chubu Electric Power Company, Inc.	2,200	39,832
Chugoku Electric Power Company, Inc.	1,400	26,095
Cia Energetica de Minas Gerais	400	8,296
Cia Energetica de Minas Gerais, ADR (L)	1,910	45,420
Cia General de Electricidad	1,916	10,000
Cia Paranaense de Energia, ADR (L)	300	7,053
Cleco Corp. (L)	500	19,825
CLP Holdings, Ltd.	4,500	38,738
Contact Energy, Ltd. (I)	2,658	10,294
CPFL Energia SA	1,200	18,045
Duke Energy Corp.	6,422	134,926
E.ON AG	8,583	205,579
EDF SA	876	19,976
Edison International	1,488	63,255
EDP - Energias de Portugal SA	7,563	22,025
EDP - Energias do Brasil SA	700	16,060
El Paso Electric Company	500	16,245
Elia System Operator SA/NV	221	9,357
Emera, Inc.	300	10,199
Empresa Electrica del Norte Grande SA	4,759	13,169
Enea SA	1,398	7,667
Enel SpA	17,535	63,392
Energiedienst Holding AG (I)	22	1,170
Enersis SA, ADR (L)	1,431	28,892
Entergy Corp.	1,000	67,200
Equatorial Energia SA	1,400	10,507

132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp.	3,137	$123,002
First Philippine Holdings Corp.	6,300	9,514
FirstEnergy Corp.	1,937	88,308
Fortis, Inc.	600	19,412
Fortum OYJ	1,389	33,700
Great Plains Energy, Inc.	1,000	20,270
Hawaiian Electric Industries, Inc. (L)	900	22,815
Hokkaido Electric Power Company, Inc.	900	13,215
Hokuriku Electric Power Company	900	16,336
Iberdrola SA	16,300	92,486
IDACORP, Inc.	400	16,448
Iren SpA	1,525	1,306
ITC Holdings Corp.	300	23,082
Kansai Electric Power Company, Ltd.	1,800	27,988
Korea Electric Power Corp., ADR	1,380	13,427
Kyushu Electric Power Company, Inc.	1,900	27,170
Light SA	700	9,951
Manila Electric Company	2,470	15,082
MGE Energy, Inc.	300	13,317
NextEra Energy, Inc.	1,900	116,052
Northeast Utilities	1,000	37,120
NV Energy, Inc.	2,400	38,688
Pepco Holdings, Inc. (L)	1,500	28,335
Pinnacle West Capital Corp.	600	28,740
PNM Resources, Inc.	600	10,980
Polska Grupa Energetyczna SA	3,010	18,695
Portland General Electric Company	700	17,486
Power Assets Holdings, Ltd.	4,000	29,357
PPL Corp.	2,765	78,139
Progress Energy, Inc.	2,600	138,086
Public Power Corp. SA (I)	1,004	4,497
Red Electrica De Espana	538	26,314
Reliance Infrastructure, Ltd.	523	6,005
Romande Energie Holding SA	8	10,629
RusHydro, ADR	6,577	24,111
Scottish & Southern Energy PLC	5,301	112,634
Shikoku Electric Power Company, Inc.	600	16,976
Southern Company	4,065	182,640
Spark Infrastructure Group	9,219	14,282
Tata Power Company, Ltd.	4,280	8,420
Tenaga Nasional BHD	8,750	18,362
Terna Participacoes SA	800	26,163
Terna Rete Elettrica Nazionale SpA	4,713	18,936
The Empire District Electric Company	500	10,175
The Tokyo Electric Power Company, Inc. (I)	5,800	14,690
Tohoku Electric Power Company, Inc. (I)	1,800	20,617
Torrent Power, Ltd.	1,000	3,942
UIL Holdings Corp.	400	13,904
UniSource Energy Corp. (L)	200	7,314
Unitil Corp.	200	5,366
Verbund AG, Class A	185	5,626
Westar Energy, Inc.	1,000	27,930

		2,811,900
Gas Utilities - 0.2%
AGL Resources, Inc.	586	22,983
APA Group, Ltd. (L)	2,860	15,173
Atmos Energy Corp.	967	30,422
Chesapeake Utilities Corp.	100	4,112
China Gas Holdings, Ltd.	16,000	7,683
China Oil and Gas Group, Ltd. (I)	20,000	1,957
China Resources Gas Group, Ltd.	6,000	11,966
Enagas SA	1,409	27,121
ENN Energy Holdings, Ltd.	4,000	13,862
Envestra, Ltd.	2,480	1,992

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Gas Natural SDG SA	1,886	$30,120
Hong Kong & China Gas Company, Ltd.	15,134	38,656
National Fuel Gas Company	400	19,248
New Jersey Resources Corp.	400	17,828
Northwest Natural Gas Company	100	4,540
ONEOK, Inc.	700	57,162
Osaka Gas Company, Ltd.	6,000	24,129
Perusahaan Gas Negara Tbk PT	51,000	21,179
Piedmont Natural Gas Company, Inc.	859	26,689
Questar Corp.	1,500	28,890
Saibu Gas Company, Ltd.	4,000	10,780
Samchully Company, Ltd.	69	5,770
Shizuoka Gas Company, Ltd.	1,500	10,723
Snam Rete Gas SpA	6,994	33,624
South Jersey Industries, Inc.	200	10,008
Southwest Gas Corp.	320	13,677
The Laclede Group, Inc.	100	3,902
Toho Gas Company, Ltd.	2,000	11,808
Tokyo Gas Company, Ltd.	10,000	47,268
Towngas China Company, Ltd.	4,000	2,900
UGI Corp.	900	24,525
Valener, Inc.	130	2,003
WGL Holdings, Inc.	500	20,350

		603,050
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	5,053
Adani Power, Ltd. (I)	2,436	3,260
Aes Gener SA	12,208	7,491
Algonquin Power & Utilities Corp.	200	1,163
Atlantic Power Corp.	529	7,314
Beijing Datang Power Generation
Company, Ltd., H Shares	20,000	7,046
Boralex, Inc. (I)	200	1,634
Calpine Corp. (I)	4,400	75,724
Capital Power Corp.	200	4,710
Capstone Infrastructure Corp.	350	1,456
China Longyuan Power Group Corp., H Shares	13,000	10,839
China Power New Energy
Development Company, Ltd. (I)	100,000	4,311
China Resource Power Holdings, Ltd.	8,000	14,788
Drax Group PLC	2,951	25,730
EDP Renovaveis SA (I)	1,363	6,780
Electric Power Development Company, Ltd.	500	13,622
Empresa Nacional de
Electricidad SA, ADR (L)	478	25,802
Energy Development Corp.	82,000	11,456
Energy World Corp., Ltd. (I)	12,838	10,443
Etrion Corp. (I)	662	348
GCL-Poly Energy Holdings, Ltd.	47,596	13,227
Genie Energy, Ltd.	500	4,835
GenOn Energy, Inc. (I)	8,057	16,759
GVK Power & Infrastructure, Ltd. (I)	6,734	2,306
Huaneng Power International, Inc.	500	10,960
Infigen Energy (I)	6,731	1,679
International Power PLC	4,208	27,248
Jaiprakash Power Ventures, Ltd. (I)	5,500	4,397
JSW Energy, Ltd.	1,338	1,601
Maxim Power Corp. (I)	100	223
MPX Energia SA (I)	600	15,553
National Hydroelectric Power Corp. Ltd.	17,228	6,688
Northland Power, Inc.	847	14,640
NRG Energy, Inc. (I)	2,111	33,079
Ormat Technologies, Inc.	600	12,090
PTC India, Ltd.	2,981	3,571

133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
Ram Power Corp.	365	$134
Ratchaburi Electricity Generating
Holding PCL	7,200	9,627
Reliance Power, Ltd. (I)	5,453	12,468
Sechilienne-Sidec SA	300	5,131
Terna Energy SA	278	632
The AES Corp. (I)	7,715	100,835
Theolia SA (I)	446	625
Tractebel Energia SA	400	7,170
TransAlta Corp.	1,399	26,228

		570,676
Multi-Utilities - 0.7%
A2A SpA	9,798	7,856
Acegas-APS SpA	336	1,465
AGL Energy, Ltd.	1,642	25,093
Alliant Energy Corp.	500	21,660
Ameren Corp.	1,300	42,354
ATCO, Ltd.	300	21,036
Avista Corp.	700	17,906
Black Hills Corp. (L)	500	16,765
Canadian Utilities, Ltd.	400	26,091
CenterPoint Energy, Inc.	2,500	49,300
Centrica PLC	19,344	98,014
CH Energy Group, Inc. (L)	200	13,346
CMS Energy Corp.	1,400	30,800
Consolidated Edison, Inc.	1,357	79,276
Dominion Resources, Inc.	2,620	134,170
DTE Energy Company	900	49,527
DUET Group	9,592	18,086
GDF Suez	5,645	145,733
Integrys Energy Group, Inc.	400	21,196
Just Energy Group, Inc.	1,200	16,602
MDU Resources Group, Inc.	1,200	26,868
MVV Energie AG	69	2,236
National Grid PLC, ADR	2,085	105,251
NiSource, Inc.	1,700	41,395
NorthWestern Corp.	300	10,638
NSTAR	1,100	53,493
OGE Energy Corp.	500	26,750
PG&E Corp.	1,865	80,960
Public Service Enterprise Group, Inc.	3,515	107,594
Redes Energeticas Nacionais SA	2,238	6,774
RWE AG	1,999	95,453
SCANA Corp.	800	36,488
Sempra Energy	1,000	59,960
Suez Environnement Company	808	12,397
TECO Energy, Inc. (L)	1,900	33,345
United Utilities Group PLC	3,867	37,201
Vector, Ltd.	1,058	2,244
Vectren Corp.	900	26,154
Veolia Environnement SA	793	13,107
Wisconsin Energy Corp.	1,400	49,252
Xcel Energy, Inc.	2,475	65,513
YTL Corp. BHD	18,895	11,038

		1,740,387
Water Utilities - 0.1%
Aguas Andinas SA	1,641	981
American States Water Company (L)	200	7,228
American Water Works Company, Inc.	900	30,627
Aqua America, Inc.	1,084	24,162
Cadiz, Inc. (I)	400	3,680
California Water Service Group	400	7,284
Cia de Saneamento de Minas Gerais	300	6,996

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR (L)	650	$49,803
Connecticut Water Service, Inc. (L)	200	5,658
Consolidated Water Company, Ltd.	400	3,164
Guangdong Investment, Ltd.	18,000	12,497
Hyflux, Ltd.	6,000	7,162
Inversiones Aguas Metropolitanas SA	2,737	4,621
Manila Water Company, Inc.	7,000	3,788
Middlesex Water Company	200	3,778
Pennon Group PLC	3,069	34,914
Severn Trent PLC	1,618	39,942
SJW Corp. (L)	300	7,236
Thai Tap Water Supply PCL	15,100	2,937
York Water Company	200	3,460
YTL Power International BHD	13,100	7,910

		267,828

		5,993,841

TOTAL COMMON STOCKS (Cost $136,281,880)		$178,673,083

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	1,030	60,786
Diversified Consumer Services - 0.0%
Kroton Educacional SA (I)	8	14
Leisure Equipment & Products - 0.0%
Forjas Taurus SA	554	653
Multiline Retail - 0.0%
Lojas Americanas SA	2,261	21,304
Textiles, Apparel & Luxury Goods - 0.0%
Sao Paulo Alpargatas SA	1,700	14,705

		97,462
Consumer Staples - 0.1%
Beverages - 0.1%
Companhia de Bebidas das
Americas, ADR (L)	3,500	144,620
Embotelladora Andina SA, Class A	2,591	12,183
Embotelladora Andina SA, Class B	1,981	11,129

		167,932
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	191

		168,123
Financials - 0.0%
Commercial Banks - 0.0%
Banco do Estado do Rio Grande do Sul SA	1,000	10,792
Itau Unibanco Holding SA	800	15,308

		26,100
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,800	13,095

		39,195
Industrials - 0.0%
Airlines - 0.0%
TAM SA	1,300	32,403
Building Products - 0.0%
Eucatex SA Industria e Comercio	900	4,132

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Commercial Services & Supplies - 0.0%
Contax Participacoes SA	400	$4,507
Machinery - 0.0%
Marcopolo SA	2,500	12,805
Randon Participacoes SA	1,200	7,731

		20,536

		61,578
Materials - 0.0%
Containers & Packaging - 0.0%
Klabin SA	6,500	30,053
Metals & Mining - 0.0%
Companhia de Ferro Ligas da Bahia	300	1,857
Confab Industrial SA	3,515	11,226
Gerdau SA	875	8,369
Usinas Siderurgicas de Minas Gerais SA	3,400	22,369

		43,821
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	2,750	11,766

		85,640
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	314	9,717
Tele Norte Leste Participacoes SA	700	7,991

		17,708

		17,708
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	4,367
Cia Paranaense de Energia	500	11,709
Companhia de Transmissao de Energia
Eletrica Paulista	200	6,847
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	800	16,829

		39,752
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA	800	12,183
Companhia Energetica de Sao Paulo	900	18,084

		30,267

		70,019

TOTAL PREFERRED SECURITIES (Cost $352,404)		$539,725

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.3%
U.S. Government - 9.9%
U.S. Treasury Bonds
6.000%, 02/15/2026	$1,600,000	$2,205,250
6.750%, 08/15/2026	1,400,000	2,065,000
6.875%, 08/15/2025	525,000	775,195
7.500%, 11/15/2024	675,000	1,036,802
8.875%, 08/15/2017	1,909,000	2,680,354
9.250%, 02/15/2016	2,015,000	2,670,663
9.875%, 11/15/2015	370,000	492,100
10.625%, 08/15/2015	3,121,000	4,164,584
11.250%, 02/15/2015	766,000	999,391
U.S. Treasury Notes
2.250%, 07/31/2018	3,600,000	3,776,908
2.625%, 02/29/2016	1,750,000	1,874,142
2.750%, 02/15/2019	1,200,000	1,292,156

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.625%, 02/15/2020	$1,900,000	$2,154,125

		26,186,670
U.S. Government Agency - 19.4%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,110,957
3.650%, 12/21/2020	1,100,000	1,199,241
4.875%, 12/16/2015 to 01/17/2017	4,700,000	5,475,083
5.125%, 08/25/2016	3,000,000	3,516,687
5.220%, 05/15/2023	2,480,000	2,999,538
5.250%, 03/06/2023	1,135,000	1,370,039
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	545,742
3.625%, 03/10/2017	800,000	888,129
4.125%, 03/13/2020	550,000	630,681
4.375%, 03/13/2026	900,000	997,309
4.500%, 09/13/2019	1,850,000	2,174,731
4.750%, 12/16/2016	4,150,000	4,843,295
4.875%, 05/17/2017	2,900,000	3,437,393
5.000%, 12/21/2015 to 11/17/2017	2,600,000	3,033,758
5.125%, 10/19/2016	1,750,000	2,069,153
5.250%, 12/09/2022	1,155,000	1,437,349
5.365%, 09/09/2024	800,000	992,325
5.375%, 05/18/2016 to 09/30/2022	4,750,000	5,713,788
5.625%, 06/11/2021	905,000	1,139,327
Tennessee Valley Authority
4.500%, 04/01/2018	2,300,000	2,678,638
5.500%, 07/18/2017	1,250,000	1,511,280
6.250%, 12/15/2017	2,986,000	3,767,520

		51,531,963

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $72,259,884)		$77,718,633

STAPLED UNITS - 0.0%
Telecommunication Services - 0.0%
HKT Trust and HKT, Ltd. (I)	1,478	1,157

TOTAL STAPLED UNITS (Cost $968)		$1,157

RIGHTS - 0.0%
Banco Popular Espanol SA (Expiration Date:
04/11/2012, Strike Price: EUR 0.10) (I)	7,316	$361
Bank of Queensland, Ltd. (Expiration Date:
04/24/2012, Strike Price: AUD 6.05) (I)	353	450
Beach Energy, Ltd. (Expiration Date:
04/20/2012, Strike Price: AUD 1.40) (I)	3,054	221
Murray & Roberts Holdings, Ltd. (Expiration
Date 04/20/2012, Strike Price:
ZAR 18.00) (I)(L)	1,024	1,342
Outokumpu OYJ (Expiration Date: 04/04/2012,
Strike Price: EUR 0.79) (I)	1,422	8,193
Peugeot SA (Expiration Date: 04/18/2012,
Strike Price: EUR 8.27) (I)	937	3,124

TOTAL RIGHTS (Cost $13,892)		$13,691

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,356,669	$13,578,357

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,577,937)		$13,578,357

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	844,965	844,965

TOTAL SHORT-TERM INVESTMENTS (Cost $844,965)		$844,965

Total Investments (Disciplined Diversification Trust)
(Cost $223,331,930) - 102.2%		$271,369,611
Other assets and liabilities, net - (2.2%)		(5,937,192)

TOTAL NET ASSETS - 100.0%		$265,432,419

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Brazil - 11.4%
Banco Alfa de Investimento SA	35,300	$100,363
Banco Santander Brasil SA, ADR (L)	1,235,181	11,326,610
Bematech SA	98,850	217,687
BM&F Bovespa SA	2,810,400	17,304,717
BR Malls Participacoes SA	29,547	385,068
Brookfield Incorporacoes SA	464,545	1,483,633
Camargo Correa
Desenvolvimento Imobiliario SA (I)	121,650	307,882
Cia Providencia Industria e Comercio SA	52,100	190,939
CR2 Empreendimentos Imobiliarios SA	9,300	27,766
Even Construtora e Incorporadora SA	186,800	719,386
Fertilizantes Heringer SA (I)	21,600	147,317
Fibria Celulose SA	58,598	481,509
Fibria Celulose SA, ADR (L)	283,342	2,377,239
Forjas Taurus SA	7,434	9,815
Gafisa SA	393,561	927,066
Gafisa SA, ADR (L)	151,219	713,754
Gerdau SA	169,029	1,320,416
Gerdau SA, ADR (L)	874,598	8,422,379
Grendene SA	166,700	904,067
Hypermarcas SA	457,222	3,218,550
Industrias Romi SA	111,700	367,754
Inepar SA Industria E Construcoes	13,400	18,792
JBS SA (I)	1,071,962	4,404,237
Log-in Logistica Intermodal SA (I)	123,900	542,989
Magnesita Refratarios SA (I)	353,056	1,328,711
Mahle-Metal Leve SA Industria E Comercio	1,500	45,687
Marfrig Frigorificos e Comercio
de Alimentos SA	354,847	2,235,471
Metalfrio Solutions SA (I)	21,100	56,638
Minerva SA	52,000	201,397
Paranapanema SA	511,050	890,268
Petroleo Brasileiro SA	281,342	3,745,165
Petroleo Brasileiro SA, ADR	686,025	18,220,824
Petroleo Brasileiro SA, Class A, ADR (L)	1,067,815	27,293,351
Positivo Informatica SA	102,700	399,447
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	106,385
Rodobens Negocios Imobiliarios SA (I)	63,500	373,253
Rossi Residencial SA	143,509	775,151
Sao Carlos Empreendimentos
e Participacoes SA (I)	12,205	210,543
Sao Martinho SA	66,201	848,252
SLC Agricola SA	39,400	420,667
Springs Global Participacoes SA (I)	74,733	139,194
Tereos Internacional SA	17,900	33,634

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
TPI - Triunfo Participacoes e Investimentos SA	26,210	$129,223
Trisul SA	56,446	78,850
Usinas Siderurgicas de Minas Gerais SA	319,300	3,463,332
Viver Incorporadora e Construtora SA (I)	539,950	748,349

		117,663,727
Chile - 2.1%
Cementos Bio-Bio SA	50,384	63,109
Cia General de Electricidad	41,011	214,036
Companhia Sudamericana de Vapores SA	1,853,755	242,779
Cristalerias de Chile SA	66,213	813,095
Empresas CMPC SA	1,737,226	7,445,254
Empresas Copec SA	107,494	1,788,633
Empresas Hites SA	10,780	8,936
Empresas Iansa SA	1,776,092	147,220
Empresas La Polar SA	141,268	92,376
Enersis SA, ADR (L)	371,730	7,505,229
Gasco SA	130,347	873,693
Inversiones Aguas Metropolitanas SA	126,263	213,195
Madeco SA (I)	10,353,871	519,177
Masisa SA	4,707,749	558,840
Paz Corp., SA	73,479	43,311
Ripley Corp., SA	328,912	387,074
Sociedad Matriz SAAM SA	2,070,397	266,957
Socovesa SA	29,813	15,987
Vina San Pedro Tarapaca SA	19,029,176	139,817

		21,338,718
China - 9.2%
361 Degrees International, Ltd. (L)	131,000	39,832
A8 Digital Music Holdings, Ltd. (I)	16,000	1,854
Agile Property Holdings, Ltd. (L)	422,000	487,999
Agricultural Bank of China, Ltd., H Shares	4,030,000	1,727,164
Aluminum Corp. of China, Ltd., H Shares	218,000	103,166
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	844,998
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	23,180
Anton Oilfield Services Group	1,026,000	147,926
Asia Cement China Holdings Corp.	224,000	111,570
Bank of China, Ltd., H Shares	59,435,694	23,928,218
Bank of Communications Company, Ltd.,
H Shares	7,526,876	5,732,016
Baoye Group Company, Ltd., H Shares	376,000	213,609
Beijing Capital Land, Ltd., H Shares	1,272,000	356,596
Beijing North Star Company, H Shares	866,000	160,503
BYD Electronic International Company, Ltd. (I)	947,500	286,624
Catic Shenzhen Holdings, Ltd., H Shares	142,000	57,592
China Aoyuan Property Group, Ltd.	1,387,000	192,108
China Automation Group, Ltd.	134,000	35,518
China Citic Bank Corp., Ltd., H Shares	6,109,775	3,650,194
China Coal Energy Company, Ltd., H Shares (I)	1,717,000	1,926,682
China Communications Construction
Company, Ltd., H Shares	4,413,555	4,435,707
China Communications Services Corp., Ltd.,
H Shares	2,611,200	1,261,778
China COSCO Holdings Company, Ltd.,
H Shares (I)(L)	1,826,500	1,153,629
China Dongxiang Group Company (I)	1,531,000	256,214
China Huiyuan Juice Group, Ltd. (I)	1,032,500	322,998
China Minsheng Banking Corp., Ltd.,
H Shares (L)	4,027,000	3,631,448
China Molybdenum Company, Ltd.,
H Shares (I)	69,000	29,216
China National Materials Company, Ltd.,
H Shares (I)	455,000	183,405

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Nickel Resources
Holding Company, Ltd. (I)	518,000	$44,062
China Petroleum & Chemical Corp., ADR (L)	146,867	15,967,380
China Petroleum & Chemical Corp., H Shares	4,167,439	4,528,455
China Qinfa Group, Ltd. (I)	160,000	36,532
China Railway Construction Corp., H Shares	1,993,165	1,238,304
China Rare Earth Holdings, Ltd. (I)	1,000,000	283,165
China SCE Property Holdings, Ltd. (I)	50,000	11,233
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	4,448,150	1,533,671
China Shipping Development Company, Ltd.,
H Shares (I)	920,000	632,579
China Singyes Solar
Technologies Holdings, Ltd. (I)	21,000	10,757
China Southern Airlines Company, Ltd.,
H Shares (I)	12,000	5,714
China Sunshine Paper Holdings Company, Ltd.	5,000	604
China Yurun Food Group, Ltd.	104,000	147,602
China Zhongwang Holdings, Ltd. (I)	602,800	215,076
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	654,000	116,221
Chongqing Machinery & Electric
Company, Ltd., H Shares	256,000	47,778
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	32,000	11,203
Comtec Solar Systems Group Ltd. (I)	314,000	46,356
CPMC Holdings, Ltd.	31,000	18,516
Dalian Port PDA Company, Ltd., H Shares	322,000	82,788
Fantasia Holdings Group Company, Ltd.	540,000	60,604
Fosun International, Ltd.	2,296,500	1,359,696
Great Wall Technology Company, Ltd.,
H Shares	324,942	75,707
Greentown China Holdings, Ltd. (I)	770,500	487,450
Guangshen Railway Company, Ltd., ADR (L)	35,688	686,637
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	1,836,415	1,822,146
Guangzhou R&F Properties Company, Ltd.,
H Shares (L)	358,000	436,679
Hainan Meilan International Airport
Company, Ltd., H Shares (I)	201,000	136,631
Harbin Power Equipment Company, Ltd.,
H Shares (I)	888,000	927,905
Hidili Industry International Development, Ltd.	1,278,000	452,216
Honghua Group, Ltd. (I)	1,182,000	173,985
Hunan Non Ferrous Metal Corp., Ltd.,
H Shares (I)	382,000	118,367
Kaisa Group Holdings, Ltd. (I)	221,000	44,772
Lingbao Gold Company, Ltd., H Shares	124,000	59,924
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	537,878
Metallurgical Corp. of China, Ltd., H Shares (I)	1,242,000	277,934
Peak Sport Products Company, Ltd.	383,000	92,680
Powerlong Real Estate Holdings, Ltd.	234,000	42,227
Qunxing Paper Holdings Company, Ltd.	634,371	168,609
Renhe Commercial Holdings Company, Ltd.	1,404,000	97,824
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	336,905
Semiconductor
Manufacturing International Corp. (I)	15,570,000	761,627
Shandong Chenming Paper Holdings, Ltd.,
H Shares (I)	335,500	159,697
Shandong Xinhua Pharmaceutical
Company, Ltd., H Shares	92,000	22,359
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	116,815

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	$156,057
Shengli Oil & Gas Pipe Holdings, Ltd.	97,500	11,421
Shui On Land, Ltd. (L)	3,015,745	1,217,735
Sichuan Xinhua Winshare Chainstore
Company, Ltd., H Shares (I)	641,000	340,512
Sino-Ocean Land Holdings, Ltd.	4,137,624	1,938,289
Sinotrans, Ltd., H Shares	2,019,000	378,118
Sinotruk Hong Kong, Ltd.	836,500	484,608
Soho China, Ltd.	2,544,000	1,837,638
SPG Land Holdings, Ltd. (I)	353,625	71,257
Sunny Optical Technology
Group Company, Ltd.	124,000	45,583
Tiangong International Company, Ltd.	408,000	103,452
Travelsky Technology, Ltd., H Shares	1,285,500	673,540
Weiqiao Textile Company, H Shares (I)	603,000	307,588
West China Cement, Ltd.	266,000	55,797
Wuyi International
Pharmaceutical Company, Ltd.	645,000	34,539
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	181,892
Xingda International Holdings, Ltd.	130,000	59,111
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	252,231
Xiwang Sugar Holdings Company, Ltd. (I)	483,717	65,363
Yuzhou Properties Company	132,000	29,213
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	101,241

		94,082,199
Czech Republic - 0.3%
Komercni Banka AS	2,976	592,902
Pegas Nonwovens SA	22,565	530,779
Unipetrol AS (I)(L)	214,695	1,997,895

		3,121,576
Hong Kong - 4.8%
AMVIG Holdings, Ltd.	494,000	266,458
Asian Citrus Holdings, Ltd.	226,000	154,800
Asian Union New Media Group, Ltd. (I)	440,000	5,199
Avic International Holding HK, Ltd. (I)	1,840,152	59,221
Beijing Capital International Airport
Company, Ltd., H Shares	2,612,000	1,493,315
Beijing Development Hong Kong, Ltd. (I)	231,000	41,511
Beijing Enterprises Holdings, Ltd.	522,500	3,172,045
Beijing Properties Holdings Ltd. (I)	128,000	7,005
C C Land Holdings, Ltd.	623,000	128,250
Central China Real Estate, Ltd.	531,732	126,639
Centron Telecom International Holdings, Ltd.	272,157	35,580
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	397,347
China Aerospace International Holdings, Ltd.	1,971,200	167,416
China Agri-Industries Holdings, Ltd.	1,063,000	703,321
China Chengtong Development Group, Ltd.	526,000	21,626
China Energine International Holdings, Ltd. (I)	857,853	31,605
China Everbright, Ltd.	998,000	1,512,164
China Glass Holdings, Ltd. (I)	238,000	40,423
China Grand Forestry Green
Resources Group, Ltd. (I)	331,800	29,848
China Green Holdings, Ltd. (I)(L)	422,627	132,195
China Haidian Holdings, Ltd.	1,124,000	146,149
China High Precision Automation Group, Ltd.	18,000	6,224
China High Speed Transmission Equipment
Group Company, Ltd.	523,000	281,323
China Lumena New Materials Corp. (L)	610,000	109,118
China Oil and Gas Group, Ltd. (I)	1,820,000	178,042

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Pharmaceutical Group, Ltd. (I)	1,074,000	$246,098
China Properties Group, Ltd. (I)	724,000	219,054
China Resources Land, Ltd.	2,000	3,415
China South City Holdings Ltd.	522,000	70,565
China Starch Holdings, Ltd.	1,075,000	40,129
China Travel International Investment
Hong Kong, Ltd.	4,134,000	840,808
China Unicom Hong Kong, Ltd.	4,504,000	7,539,008
China Unicom Hong Kong, Ltd., ADR (L)	214,448	3,602,726
China Vanadium Titano - Magnetite
Mining Company, Ltd.	256,000	58,906
China Zenith Chemical Group, Ltd. (I)	115,000	4,595
CIMC Enric Holdings, Ltd. (I)	4,000	2,195
Citic Pacific, Ltd.	1,524,000	2,565,697
Citic Resources Holdings, Ltd. (I)	3,528,000	603,790
Coastal Greenland, Ltd. (I)	710,000	24,727
Cosco International Holdings, Ltd.	925,625	399,258
COSCO Pacific, Ltd.	1,546,000	2,323,611
Coslight Technology
International Group, Ltd. (I)	150,000	41,518
DaChan Food Asia, Ltd.	612,000	120,387
DBA Telecommunication
Asia Holdings, Ltd. (I)	36,000	18,542
Dynasty Fine Wines Group, Ltd. (I)	330,000	64,376
Franshion Properties China, Ltd.	3,012,000	775,344
Fushan International Energy Group, Ltd.	2,306,000	780,543
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	493,879
Global Sweeteners Holdings, Ltd. (I)	148,000	15,554
Glorious Property Holdings, Ltd. (I)	1,767,000	280,142
Golden Meditech Holdings, Ltd. (I)	828,000	105,652
Goldlion Holdings, Ltd.	261,000	109,218
Heng Tai Consumables Group, Ltd. (I)	2,868,862	116,295
HKC Holdings, Ltd.	4,298,149	233,392
Hong Kong Energy Holdings, Ltd. (I)	295,622	10,505
Hopson Development Holdings, Ltd. (I)(L)	850,000	499,995
Hua Han Bio-Pharmaceutical Holdings, Ltd.,
H Shares	503,040	101,008
Huscoke Resources Holdings, Ltd. (I)	2,258,000	33,708
Inspur International, Ltd.	2,440,000	77,674
Ju Teng International Holdings, Ltd.	778,000	199,836
Kai Yuan Holdings, Ltd. (I)	2,820,000	74,435
Kingboard Chemical Holdings, Ltd.	630,525	2,178,618
Kingboard Laminates Holdings, Ltd.	150,500	71,096
Kingway Brewery Holdings, Ltd.	578,000	222,951
KWG Property Holding, Ltd.	1,117,013	642,007
Lai Fung Holdings, Ltd.	4,485,000	83,533
Lee & Man Paper Manufacturing, Ltd.	308,000	141,811
Lijun International
Pharmaceutical Holding, Ltd.	405,000	88,416
Loudong General Nice Resources
China Holdings, Ltd. (I)	492,000	38,648
MIN XIN Holdings, Ltd.	116,000	60,933
Mingyuan Medicare
Development Company, Ltd. (I)	1,100,000	31,085
Minmetals Land, Ltd.	798,000	93,469
Minth Group, Ltd.	66,000	76,200
Nan Hai Corp., Ltd. (I)	27,150,000	97,639
Neo-China Land Group Holdings, Ltd. (I)	521,000	94,676
NetDragon Websoft, Inc.	185,500	109,855
New World China Land, Ltd.	2,335,200	572,799
Nine Dragons Paper Holdings, Ltd.	843,000	688,748
Oriental Ginza Holdings, Ltd. (I)	134,000	5,702
PetroAsian Energy Holdings, Ltd. (I)	600,000	14,736
Poly Hong Kong Investment, Ltd. (I)(L)	1,500,453	695,032

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Pou Sheng International Holdings, Ltd. (I)	448,000	$56,518
Prosperity International Holdings HK, Ltd.	1,320,000	64,576
Qin Jia Yuan Media Services Company, Ltd.	2,505,320	34,260
Qingling Motors Company, Ltd., H Shares	1,054,000	311,217
Real Nutriceutical Group Ltd.	529,000	168,132
REXLot Holdings, Ltd.	3,584,921	318,422
Samson Holding, Ltd.	277,548	37,515
Shanghai Industrial Holdings, Ltd.	620,000	1,903,732
Shanghai Zendai Property, Ltd. (I)	2,530,000	46,720
Shenzhen International Holdings, Ltd.	10,320,000	716,745
Shenzhen Investment, Ltd.	2,476,000	538,514
Shimao Property Holdings, Ltd., GDR (L)	1,805,000	1,922,528
Shougang Concord International
Enterprises Company, Ltd.	3,828,000	224,198
Silver Grant International	1,072,000	231,227
Sim Technology Group, Ltd. (I)	650,000	47,683
Sino Oil And Gas Holdings, Ltd. (I)	915,000	28,917
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	365,000	23,434
Sino Union Petroleum &
Chemical International, Ltd. (I)	2,560,000	171,321
Sinofert Holdings, Ltd.	2,924,000	707,480
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	189,491
Sinomedia Holding, Ltd.	92,139	47,143
Sinopec Kantons Holdings, Ltd.	296,000	182,924
Sinotrans Shipping, Ltd.	829,000	198,448
Skyworth Digital Holdings, Ltd.	230,380	107,326
Smi Corp. Ltd. (I)	352,000	11,364
Solargiga Energy Holdings, Ltd. (I)	94,000	9,194
SRE Group, Ltd. (I)	2,806,000	140,201
TAK Sing Alliance Holdings, Ltd. (I)	182,675	21,157
TCC International Holdings, Ltd.	384,000	146,297
TCL Multimedia Technology Holdings, Ltd. (I)	877,200	443,694
Texhong Textile Group, Ltd. (I)	20,000	5,651
Tian An China Investment, Ltd.	741,000	361,777
Tianjin Port Development Holdings, Ltd.	480,000	66,726
Tomson Group, Ltd.	386,807	87,136
TPV Technology, Ltd.	379,684	90,863
Truly International Holdings, Ltd.	987,000	176,583
Vodone, Ltd.	434,000	60,323
Wasion Group Holdings, Ltd.	306,000	142,431
Welling Holding, Ltd.	36,000	5,598
Yuexiu Property Company, Ltd.	7,105,250	1,398,975

		49,397,804
Hungary - 0.4%
Danubius Hotel and Spa PLC (I)	6,805	91,641
EGIS Pharmaceuticals PLC	1,748	116,089
Fotex Holding SE (I)	56,874	68,268
OTP Bank PLC (L)	231,547	4,025,155

		4,301,153
India - 7.6%
3i Infotech, Ltd.	18,242	5,551
Aarti Industries, Ltd.	51,087	61,163
Aban Offshore, Ltd.	15,263	129,490
ABG Shipyard, Ltd.	7,189	53,279
Aditya Birla Nuvo, Ltd.	55,261	1,030,216
Ador Welding, Ltd.	8,367	21,057
Aftek, Ltd. (I)	28,740	5,634
Alembic Pharmaceuticals, Ltd. (I)	73,121	70,161
Alembic, Ltd. (I)	73,121	23,234
Allahabad Bank	186,565	683,636
Alok Industries, Ltd.	568,576	219,810
Amtek Auto, Ltd.	146,074	379,035

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Anant Raj Industries, Ltd.	35,297	$40,621
Andhra Bank	198,888	465,474
Ansal Properties & Infrastructure, Ltd.	30,966	21,051
Apollo Tyres, Ltd.	226,563	355,443
Arvind, Ltd. (I)	104,084	167,666
Ashok Leyland, Ltd.	1,096,572	653,984
Aurobindo Pharma, Ltd.	73,434	172,179
Avaya Global Connect, Ltd.	148	536
Bajaj Auto Finance, Ltd.	14,034	224,969
Bajaj Hindusthan, Ltd.	344,964	210,529
Bajaj Holdings and Investment, Ltd.	49,562	792,784
Balaji Telefilms, Ltd.	15,413	12,692
Balkrishna Industries, Ltd.	225	1,141
Ballarpur Industries, Ltd.	403,880	202,106
Balmer Lawrie & Company, Ltd.	5,100	53,743
Balrampur Chini Mills, Ltd.	206,266	230,593
Bank of Baroda	57,700	905,619
Bank of India	114,231	807,433
Bank of Maharashtra	152,501	163,021
BEML, Ltd.	14,453	182,704
Bhushan Steel, Ltd.	29,921	246,409
Birla Corp., Ltd.	41,435	230,914
Bombay Burmah Trading Company, Ltd.	3,000	34,511
Bombay Dyeing &
Manufacturing Company, Ltd.	4,919	55,750
Bombay Rayon Fashions, Ltd.	7,468	36,832
Brigade Enterprises, Ltd.	1,477	1,628
Cairn India, Ltd. (I)	475,630	3,112,958
Canara Bank	98,171	914,295
Central Bank of India	54,446	108,567
Century Textile & Industries, Ltd.	34,929	252,202
City Union Bank, Ltd.	162,675	154,949
Corporation Bank	11,690	97,464
Cranes Software International, Ltd. (I)	13,600	754
Dalmia Bharat Enterprises, Ltd.	12,925	36,525
Dalmia Bharat Sugar & Industries, Ltd.	12,925	3,423
Db Realty Ltd. (I)	29,036	48,341
DCM Shriram Consolidated, Ltd.	39,804	35,853
Deccan Chronicle Holdings, Ltd. (I)	24,252	16,358
Deepak Fertilizers & Petrochemicals Corp., Ltd.	28,839	85,255
Development Credit Bank, Ltd. (I)	121,079	107,325
Dhanlaxmi Bank, Ltd.	27,338	36,442
Dishman Pharmaceuticals & Chemicals, Ltd.	7,722	6,978
DLF, Ltd.	430,090	1,697,364
Dredging Corp. of India, Ltd. (I)	1,365	7,275
Edelweiss Capital, Ltd.	304,550	164,752
Educomp Solutions, Ltd.	31,565	119,707
EID Parry India, Ltd.	80,296	300,196
Elder Pharmaceuticals, Ltd.	7,799	51,216
Electrosteel Castings, Ltd.	89,970	35,937
Era Infra Engineering, Ltd.	21,271	57,421
Escorts, Ltd.	44,637	60,111
Essar Ports, Ltd. (I)	16,178	26,081
Essel Propack, Ltd.	37,352	20,502
Eveready Industries India, Ltd.	12,000	5,295
Everest Kanto Cylinder, Ltd.	16,675	9,499
Federal Bank, Ltd.	163,534	1,381,260
Finolex Cables, Ltd.	54,200	33,003
Finolex Industries, Ltd.	46,584	45,529
Firstsource Solutions, Ltd. (I)	41,837	7,874
Fortis Healthcare, Ltd. (I)	37,218	73,184
Future Capital Holdings, Ltd.	4,573	10,711
Gammon India, Ltd.	85,633	72,548
Gateway Distriparks, Ltd.	10,919	32,964
Geodesic, Ltd.	106,859	105,488

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Gitanjali Gems, Ltd.	56,665	$357,756
Graphite India, Ltd.	75,117	123,486
Grasim Industries, Ltd.	28,107	1,533,025
Great Eastern Shipping Company, Ltd.	84,512	407,699
Great Offshore, Ltd.	29,781	56,752
GTL Infrastructure, Ltd. (I)	100,276	19,383
Gujarat Alkalies & Chemicals, Ltd.	24,028	57,070
Gujarat Ambuja Exports, Ltd.	77,000	35,725
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	105,727
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	197,138
HBL Power Systems, Ltd.	5,099	1,520
HCL Infosystems, Ltd.	126,394	112,556
HEG, Ltd.	12,877	53,756
Heidelbergcement India, Ltd. (I)	4,823	3,680
Hexa Tradex, Ltd.	32,971	22,652
Hexaware Technologies, Ltd.	158,205	362,619
Himatsingka Seide, Ltd. (I)	28,000	16,558
Hindalco Industries, Ltd.	1,340,282	3,399,243
Hinduja Ventures, Ltd.	5,620	38,373
Hindustan Construction Company, Ltd.	108,115	54,491
Hotel Leela Venture, Ltd.	112,448	73,647
Housing Development & Infrastructure, Ltd. (I)	192,927	325,294
Hsil, Ltd.	5,997	17,040
ICICI Bank, Ltd.	167,495	2,908,887
ICSA India, Ltd.	41,569	14,311
IFCI, Ltd.	181,420	149,273
India Cements, Ltd.	258,302	565,114
India Glycols, Ltd.	11,700	30,436
India Infoline, Ltd. (I)	213,160	280,283
Indiabulls Financial Services, Ltd.	240,661	972,715
Indiabulls Infrastructure and Power, Ltd.	930,247	141,437
Indiabulls Real Estate, Ltd.	315,338	392,598
Indiabulls Wholesale Services, Ltd. (I)	39,242	6,311
Indian Bank	70,234	329,406
Indian Hotels Company, Ltd.	151,812	189,408
Indian Overseas Bank	234,477	431,222
Industrial Development Bank of India, Ltd.	267,194	550,890
Infrastructure Development
Finance Company, Ltd.	119,156	315,291
ING Vysya Bank, Ltd.	16,192	112,593
Ingersoll-Rand India, Ltd.	14,510	131,720
Ispat Industries, Ltd. (I)	263,996	65,471
IVRCL Infrastructures & Projects, Ltd.	311,424	403,875
Jaiprakash Associates, Ltd.	567,406	904,442
Jammu & Kashmir Bank, Ltd.	41,976	758,754
JB Chemicals & Pharmaceuticals, Ltd.	20,800	24,891
JBF Industries, Ltd.	33,505	73,263
Jet Airways India, Ltd. (I)	6,540	41,792
Jindal Poly Films, Ltd.	1,258	4,718
Jindal Saw, Ltd.	164,858	555,619
Jindal Stainless, Ltd. (I)	44,529	68,716
JK Tyre & Industries, Ltd.	6,013	9,900
JM Financial, Ltd.	37,218	11,571
JSW Energy, Ltd.	180,979	216,619
JSW Steel, Ltd.	122,212	1,718,911
Jubilant Life Sciences, Ltd.	2,669	15,551
Jubilant Organosys, Ltd.	53,395	207,266
Kalpataru Power Transmission, Ltd.	2,595	5,436
Karnataka Bank, Ltd.	180,381	338,219
Karur Vysya Bank, Ltd.	30,968	226,336
Karuturi Global, Ltd.	69,418	6,382
Kesoram Industries, Ltd.	26,673	60,129
KS Oils, Ltd. (I)	62,402	9,601
Lakshmi Vilas Bank, Ltd.	30,751	51,506

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Madhucon Projects, Ltd.	387	$432
Madras Cements, Ltd.	36,000	109,489
Maharashtra Seamless, Ltd.	38,253	292,820
Mahindra Lifespace Developers, Ltd.	10,600	66,371
Manaksia, Ltd.	3,292	3,487
Mangalam Cement, Ltd.	14,461	38,584
Mastek, Ltd. (I)	18,261	32,553
McLeod Russel India, Ltd.	48,101	256,467
Mercator Lines, Ltd. (I)	163,169	80,418
Mindtree Ltd.	1,222	11,809
Monnet Ispat & Energy, Ltd.	29,947	273,939
Mphasis, Ltd.	12,707	100,952
MRF, Ltd.	920	178,880
Mukand, Ltd.	22,832	15,088
Nagarjuna Construction Company, Ltd.	263,914	287,172
Nagarjuna Fertilizer & Chemicals, Ltd.	138,250	28,741
Nagarjuna Oil Refinery, Ltd.	125,682	16,036
Nahar Spinning Mills, Ltd.	6,600	6,317
National Aluminium Company, Ltd.	102,265	109,267
National Organic Chemical Industries, Ltd.	80,240	26,245
Nava Bharat Ventures, Ltd.	1,260	5,347
NIIT Technologies, Ltd.	22,936	122,809
NIIT, Ltd.	19,897	21,222
Noida Toll Bridge Company, Ltd.	62,165	27,328
Omaxe, Ltd. (I)	49,670	148,137
Orbit Corp., Ltd.	43,904	44,881
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	136,535
Orient Paper & Industries, Ltd.	58,165	67,482
Oriental Bank of Commerce	101,465	507,123
Oswal Chemical & Fertilizers (I)	1,896	1,383
Panacea Biotec, Ltd.	19,983	31,565
Parsvnath Developers, Ltd. (I)	76,316	84,408
Patni Computer Systems, Ltd. (I)	105,811	1,025,559
Patni Computer Systems, Ltd., ADR (I)	1,095	20,674
Peninsula Land, Ltd.	7,362	4,638
Piramal Healthcare, Ltd.	24,447	226,541
Plethico Pharmaceuticals, Ltd.	7,219	48,183
Polaris Software Lab, Ltd.	26,963	86,756
Polyplex Corp., Ltd.	3,400	12,380
Provogue India, Ltd.	43,382	12,347
Prozone Capital Shopping Centers	43,382	14,093
PSL, Ltd.	10,200	11,780
PTC India, Ltd.	233,522	279,707
Punj Lloyd, Ltd.	165,098	179,316
Raymond, Ltd.	23,286	193,444
REI Agro, Ltd.	76,842	18,419
REI Six Ten Retail, Ltd.	7,680	1,796
Reliance Capital, Ltd.	94,899	725,158
Reliance Communications, Ltd.	685,263	1,126,557
Reliance Industries, Ltd.	126,508	1,856,255
Reliance Industries, Ltd., GDR (S)	349,881	10,199,031
Reliance Power, Ltd. (I)	558,937	1,278,029
Rolta India, Ltd.	133,332	244,773
RPG Itochu Finance, Ltd. (I)	535	844
Ruchi Soya Industries, Ltd.	125,412	225,602
Rural Electrification Corp. Ltd.	140,240	562,799
S Kumars Nationwide, Ltd.	78,505	50,806
SEAMEC, Ltd. (I)	10,845	19,278
Sesa Goa, Ltd.	251,749	960,451
Shipping Corp. of India, Ltd.	79,991	97,543
Shiv-Vani Oil & Gas Exploration Services, Ltd.	6,058	20,648
Shree Renuka Sugars, Ltd.	75,860	47,001
Sicagen India, Ltd.	5,873	2,094
Sintex Industries, Ltd.	22,565	38,200
Sobha Developers, Ltd.	40,327	264,086

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Sonata Software, Ltd.	29,000	$10,303
South Indian Bank, Ltd.	1,171,770	569,326
SREI Infrastructure Finance, Ltd.	247,892	126,808
SRF, Ltd.	24,910	120,721
State Bank of Bikaner & Jaipur	529	4,216
State Bank of India	77,005	3,171,898
State Bank of India, GDR	435	35,779
Steel Authority of India, Ltd.	371,166	687,921
Sterling Biotech, Ltd.	34,756	6,956
Sterlite Industries India, Ltd., ADR	377,373	3,222,765
Sterlite Optical Technologies, Ltd.	6,627	5,081
Strides Arcolab, Ltd.	13,187	150,456
Sundaram Finance, Ltd.	650	8,322
Suzlon Energy, Ltd. (I)	634,050	313,830
Syndicate Bank, Ltd.	206,951	450,335
Tata Chemicals, Ltd.	96,921	657,210
Tata Communications, Ltd.	40,222	176,269
Tata Communications, Ltd., ADR	11,658	103,523
Tata Investment Corp., Ltd. (I)	6,673	58,317
Tata Steel, Ltd.	306,566	2,818,549
Tata Steel, Ltd., GDR	743	6,821
Tata Tea, Ltd.	467,750	1,025,937
Teledata Marine Solutions Pte, Ltd. (I)	23,474	161
Teledata Technology Solutions, Ltd. (I)	23,474	138
Time Technoplast, Ltd.	4,194	4,496
Trent, Ltd.	926	17,413
Triveni Engineering & Industries, Ltd.	21,753	6,571
Tube Investments of India, Ltd.	6,380	17,494
Tulip Telecom, Ltd.	28,364	51,286
UCO Bank	85,194	132,562
Uflex, Ltd.	10,885	24,459
Union Bank of India, Ltd.	169,587	785,365
Unitech, Ltd. (I)	1,276,814	725,564
United Phosphorus, Ltd.	47,256	120,304
Unity Infraprojects, Ltd.	5,529	5,333
Usha Martin, Ltd.	154,885	93,514
Vardhman Special Steels, Ltd.	1,620	668
Vardhman Textiles, Ltd.	8,101	31,719
Varun Shipping Company, Ltd.	66,246	22,940
Videocon Industries, Ltd.	105,664	355,222
Vijaya Bank	83,311	96,296
Walchandnagar Industries	2,137	3,477
Welspun Corp, Ltd.	40,109	105,726
Zuari Industries, Ltd.	9,200	90,173

		78,374,556
Indonesia - 3.0%
Adhi Karya Tbk PT	907,000	79,347
Agis Tbk Pt (I)	3,412,500	58,581
Aneka Tambang Tbk PT	5,527,500	1,087,659
Asahimas Flat Glass Tbk PT	18,000	11,707
Astra Graphia Tbk PT	606,000	70,237
Bakrie & Brothers Tbk PT (I)	121,836,489	666,106
Bakrie Sumatera Plantations Tbk PT	17,546,000	565,840
Bakrie Telecom Tbk PT (I)	24,850,000	692,788
Bakrieland Development Tbk PT (I)	46,089,000	619,648
Bank Bukopin Tbk PT	4,493,500	324,120
Bank Danamon Indonesia Tbk PT	4,507,294	2,268,846
Bank Mandiri Tbk PT	1,288,820	965,048
Bank Negara Indonesia Persero Tbk PT	11,492,881	5,025,365
Bank Pan Indonesia Tbk PT (I)	4,924,397	446,802
Bank Tabungan Negara Tbk PT	3,281,500	430,511
Barito Pacific Tbk PT (I)	1,761,500	152,159
Berlian Laju Tanker Tbk PT (I)	16,708,166	358,137
Bhakti Investama Tbk PT	17,730,000	707,225

140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bisi International PT	607,500	$57,143
Budi Acid Jaya Tbk PT	1,493,000	39,178
Bumi Serpong Damai PT	4,215,500	594,405
Central Proteinaprima Tbk PT (I)	16,930,000	98,129
Ciputra Development Tbk PT	16,900,000	1,333,137
Ciputra Surya Tbk PT	896,000	146,965
Clipan Finance Indonesia Tbk Pt	1,045,000	58,229
Darma Henwa Tbk PT (I)	21,675,000	211,725
Davomas Abadi Tbk PT (I)	2,465,000	13,479
Elnusa Tbk PT	2,000,000	50,362
Energi Mega Persada Tbk PT (I)	38,586,681	771,879
Gajah Tunggal Tbk PT	2,052,500	600,287
Global Mediacom Tbk PT	6,650,500	1,162,682
Gozco Plantations Tbk PT	3,219,500	130,245
Holcim Indonesia Tbk PT	1,381,268	388,861
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	2,168,500	275,029
Indika Energy Tbk PT	1,548,000	428,344
Indofood Sukses Makmur Tbk PT	2,803,500	1,485,762
International Nickel Indonesia Tbk PT	3,845,000	1,419,285
Intiland Development Tbk PT (I)	3,290,000	115,089
Japfa Comfeed Indonesia Tbk PT	156,054	70,376
Kawasan Industri Jababeka Tbk PT (I)	14,566,000	310,494
Lippo Karawaci Tbk PT	18,260,293	1,597,324
Matahari Putra Prima Tbk PT (I)	2,803,500	269,788
Medco Energi Internasional Tbk PT	2,465,000	579,941
Media Nusantara Citra Tbk PT	1,815,500	373,631
Mitra International Resources Tbk PT (I)	1,747,000	30,569
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	19,025
Panin Financial Tbk PT (I)	19,315,500	299,863
Panin Insurance Tbk PT	1,627,000	90,717
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	802,500	252,151
Polychem Indonesia Tbk PT (I)	2,945,500	177,093
Ramayana Lestari Sentosa Tbk PT	2,505,000	214,554
Sampoerna Agro Tbk PT	703,500	275,178
Samudera Indonesia Tbk PT	58,500	27,396
Selamat Sempurna Tbk PT	177,000	34,247
Sentul City Tbk PT (I)	19,986,000	546,259
Summarecon Agung Tbk PT	2,019,500	346,995
Suryainti Permata Tbk PT (I)	1,446,000	14,074
Tiga Pilar Sejahtera Food Tbk (I)	747,000	41,645
Timah Tbk PT	2,897,500	589,106
Trias Sentosa Tbk PT	2,019,500	88,309
Trimegah Securities Tbk PT	1,540,500	19,304
Truba Alam Manunggal Engineering PT (I)	11,991,500	65,570
Tunas Baru Lampung Tbk PT	1,620,000	111,530
Tunas Ridean Tbk PT	2,272,500	181,389
Wijaya Karya PT	2,405,748	239,368

		30,776,237
Israel - 0.0%
Mivtach Shamir Holdings, Ltd. (I)	7,750	161,406
Malaysia - 3.8%
Affin Holdings BHD	711,300	703,950
Al Aqar KPJ Real Estate Investment Trust	19,983	8,546
Alliance Financial Group BHD	1,285,500	1,632,154
AMDB BHD	110,000	16,371
AMMB Holdings BHD	2,200,162	4,540,897
Ann Joo Resources BHD	252,200	170,498
Asas Dunia BHD	24,000	8,240
Bandar Raya Developments BHD	639,900	482,554
Berjaya Corp. BHD (Kuala Lumpur Exchange)	1,930,300	598,479
Berjaya Media BHD (I)	48,200	7,052
BIMB Holdings BHD	142,900	110,059
Bolton BHD	177,100	46,251

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Boustead Holdings BHD	607,376	$1,076,452
Cahya Mata Sarawak BHD	241,600	188,038
Dijaya Corp. BHD	40,900	16,422
DNP Holdings BHD	124,000	63,177
DRB-Hicom BHD	1,194,900	982,574
Eastern & Oriental BHD	337,900	165,413
ECM Libra Financial Group BHD	542,489	139,850
Esso Malaysia BHD	92,100	107,123
Globetronics Technology BHD	190,440	69,006
Glomac BHD	462,600	126,067
Goldis BHD	306,000	208,574
Hap Seng Consolidated BHD	1,815,120	1,003,060
Hap Seng Plantations Holdings BHD	617,500	618,803
Hong Leong Credit BHD	309,800	1,241,199
Hong Leong Industries BHD	25,000	32,881
Hunza Properties BHD	113,800	57,947
Hwang-DBS Malaysia BHD	105,200	82,417
IGB Corp. BHD	1,590,043	1,438,566
IJM Corp. BHD	2,070,980	3,810,078
IJM Land BHD	443,300	315,365
Insas BHD (I)	494,969	72,747
Integrated Logistics BHD	162,855	42,738
Jaks Resources BHD (I)	246,000	44,957
Jaya Tiasa Holdings BHD	63,945	174,677
K&N Kenanga Holdings BHD (I)	323,600	63,368
Karambunai Corp. BHD (I)	1,978,300	106,496
Keck Seng BHD	222,300	296,314
Kian Joo Can Factory BHD	290,000	191,196
Kim Loong Resources BHD	29,400	25,717
Kinsteel BHD	561,400	88,849
KLCC Property Holdings BHD	796,400	883,879
KSL Holdings BHD	267,333	123,087
KUB Malaysia BHD	534,400	109,867
Kulim Malaysia BHD	989,600	1,350,083
Kumpulan Hartanah Selangor BHD (I)	410,800	69,711
Kwantas Corp. BHD	56,000	43,772
Land & General BHD (I)	163,200	18,373
Landmarks BHD (I)	384,900	126,884
LBS Bina Group BHD	210,000	56,198
Leader Universal Holdings BHD (I)	540,100	186,869
Lion Industries Corp. BHD	736,100	329,101
MAA Holdings BHD (I)	133,400	21,330
Malaysia Airports Holdings	180,200	344,084
Malaysian Pacific Industries BHD	9,375	9,496
MBM Resources BHD	60,500	90,846
Mega First Corp. BHD	163,700	87,725
MISC BHD	17,400	30,545
MK Land Holdings BHD (I)	632,500	59,858
MMC Corp. BHD	1,118,700	1,025,855
MNRB Holdings BHD	10,000	8,552
Muhibbah Engineering M BHD	495,300	202,011
Mulpha International BHD (I)	2,622,700	359,480
Naim Holdings BHD	198,100	121,529
Nylex Malaysia BHD	81,463	15,560
Oriental Holdings BHD	549,620	1,144,596
OSK Holdings BHD	881,950	489,344
Panasonic Manufacturing Malaysia BHD	45,500	326,739
PBA Holdings BHD	32,000	9,709
Pharmaniaga BHD	10,562	16,212
PJ Development Holdings BHD	258,900	61,690
PPB Group BHD	729,200	4,021,694
Protasco BHD	172,400	52,333
Proton Holdings BHD	422,800	757,545
Scientex, Inc. BHD	51,000	41,454
Scomi Group BHD (I)	1,708,300	147,703

141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Selangor Dredging BHD	326,900	$74,695
Selangor Properties BHD	105,000	127,599
Shangri-La Hotels BHD	101,900	94,850
Shell Refining Company Federation of
Malaya BHD	161,700	538,288
SHL Consolidated BHD	172,300	72,553
Sunway BHD (I)	898,722	771,450
Suria Capital Holdings BHD	237,900	127,359
Symphony House BHD (I)	74,426	3,396
TA Ann Holdings BHD	287,492	585,481
TA Enterprise BHD	1,903,200	357,167
TA Global BHD	1,233,900	116,783
TDM BHD	160,500	246,075
Tebrau Teguh BHD (I)	316,000	81,458
Time.com BHD (I)	1,734,500	381,930
Tradewinds Corp. BHD	398,400	104,111
Tradewinds Malaysia BHD	57,000	178,450
TSH Resources BHD	14,600	10,912
Unisem M BHD	601,680	288,596
United Malacca BHD	97,800	236,226
VS Industry BHD	166,770	83,764
WTK Holdings BHD	368,500	180,398
YNH Property BHD	662,715	410,992
YTL Corp. BHD	66,500	38,849
Zelan BHD (I)	227,600	32,305

		39,062,523
Mexico - 6.3%
Alfa SAB de CV	313,577	4,514,511
Alsea SAB de CV	374,150	535,177
Arca Continental SAB de CV (I)	364,214	1,740,819
Axtel SAB de CV (I)	982,700	330,286
Bolsa Mexicana de Valores SAB de CV (I)	324,089	655,585
Cemex SAB de CV, ADR (I)(L)	1,313,957	10,196,305
Cia Minera Autlan SAB de CV	7,200	8,020
Coca-Cola Femsa SAB de CV, ADR	18,121	1,919,195
Consorcio ARA SAB de CV	1,418,400	476,725
Controladora Comercial Mexicana
SAB de CV (I)	147,007	287,377
Corporacion GEO SAB de CV (I)	793,874	1,239,168
Desarrolladora Homex SAB de CV (I)	153,600	479,392
Desarrolladora Homex SAB de CV, ADR (I)(L)	9,800	183,848
Empresas ICA SAB de CV (I)	220,900	420,949
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,508,349
Fomento Economico Mexicano SAB
de CV, ADR	82,567	6,792,787
GMD Resorts SAB de CV (I)	68,200	23,988
Gruma SAB de CV, ADR (I)	7,982	85,807
Gruma SAB de CV, Class B (I)	301,800	804,404
Grupo Aeroportuario del Centro Norte
SAB de CV (I)	281,000	570,838
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (I)(L)	4,057	64,669
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	2,968,062
Grupo Aeroportuario del Sureste SAB
de CV, ADR	30,747	2,106,784
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	196,802
Grupo Carso SAB de CV	1,016,659	3,186,546
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	128,167
Grupo Comercial Chedraui Sa De Cv	17,900	46,716
Grupo Famsa SAB de CV (I)	357,718	290,228
Grupo Financiero Banorte SAB de CV	2,397,900	10,658,958
Grupo Financiero Inbursa SA	620,100	1,286,846

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Industrial Maseca SAB de CV (I)	53,900	$65,091
Grupo Industrial Saltillo SAB de CV (I)	94,000	114,618
Grupo Kuo SAB de CV (I)	164,000	314,058
Grupo Mexicano de Desarrollo SAB de CV (I)	68,200	40,887
Grupo Simec SAB de CV (I)	219,500	688,329
Industrias Bachoco SAB de CV, ADR (L)	2,253	47,448
Industrias CH SAB de CV (I)	265,600	1,272,591
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	944,064
Maxcom Telecomunicaciones SAB de CV (I)	85,000	21,925
Minera Frisco SAB de CV, Class A1 (I)	301,768	1,386,919
Organizacion Soriana SAB de CV (I)	1,587,300	4,591,753
Qualitas Compania de Seguros SA de CV	318,900	348,966
Sare Holding SAB de CV, Class B (I)	437,200	47,842
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	793,750

		64,385,549
Philippines - 0.8%
Alliance Global Group, Inc.	303,200	88,932
Empire East Land Holdings, Inc. (I)	2,990,000	44,646
Filinvest Development Corp.	900,236	98,306
Filinvest Land, Inc.	18,335,500	550,903
First Philippine Holdings Corp.	427,000	644,829
JG Summit Holdings Inc.	33,000	23,449
Lopez Holdings Corp.	3,257,000	415,581
Megaworld Corp.	19,138,800	873,326
Metropolitan Bank & Trust Company	111,411	226,670
Pepsi-Cola Products Philippines, Inc. (I)	100,000	6,380
Philippine National Bank (I)	362,200	632,999
Rizal Commercial Banking Corp.	602,800	588,615
Robinsons Land Corp.	2,502,500	961,521
San Miguel Corp.	745,140	1,976,135
Union Bank of Philippines	214,600	522,032
Vista Land & Lifescapes, Inc.	5,803,000	520,141

		8,174,465
Poland - 1.6%
Agora SA	77,712	317,735
Asseco Poland SA (L)	62,666	1,004,080
Bank Millennium SA (I)	296,783	419,899
Bioton SA (I)	4,546,178	146,183
Bomi SA (I)	17,357	10,996
Ciech SA (I)	32,747	173,946
Comarch SA (I)	1,802	37,781
Dom Maklerski IDM SA (I)	148,572	95,089
Enea SA	44,983	246,698
Fabryki Mebli Forte SA	23,417	80,975
Farmacol SA (I)	10,785	94,684
Firma Oponiarska Debica SA	7,423	133,086
Gant Development SA (I)	4,513	11,865
Getin Holding SA (I)	46,410	35,539
Grupa Kety SA	17,825	682,803
Grupa Lotos SA (I)	99,148	868,053
Hydrobudowa Polska SA (I)	41,353	12,655
Impexmetal SA	98,393	139,400
Koelner Sakoelner SA (I)	3,382	14,684
Kopex SA (I)	61,117	443,642
Kredyt Bank SA	46,402	209,152
LC Corp. SA (I)	155,767	73,718
MCI Management SA (I)	32,259	51,707
Mostostal-Export SA (I)	22,710	4,969
Netia SA (I)	324,551	668,275
Orbis SA (I)	45,854	644,633
PBG SA	6,177	77,487
Pekaes SA	6,380	14,262
Petrolinvest Sapetrolinvest SA (I)(L)	50,401	32,830

142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Polimex-Mostostal SA (I)	198,539	$87,437
Polnord SA	19,758	96,563
Polska Grupa Energetyczna SA	505,235	3,137,964
Polski Koncern Miesny Duda
Sapkm Duda SA (I)	61,515	14,833
Polski Koncern Naftowy Orlen SA (I)	472,808	5,678,280
Sygnity SA (I)	6,918	50,058
Tauron Polska Energia SA	195,755	320,124
Zaklady Azotowe Pulawy SA	5,389	172,079
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	12,262	133,866

		16,438,030
Russia - 5.8%
Gazprom OAO, ADR	1,213,461	15,010,513
Gazprom OAO, ADR (London Exchange)	3,027,634	37,025,487
Lukoil OAO, ADR	107,569	6,488,612
Magnitogorsk Iron & Steel Works, GDR (I)	65,952	389,447
RusHydro, ADR	194,960	714,723
Surgutneftegas OJSC, ADR	35,767	350,710

		59,979,492
South Africa - 7.8%
ABSA Group, Ltd.	383,490	7,808,817
Adcorp Holdings, Ltd.	20,914	74,852
Aeci, Ltd.	57,773	708,987
Afgri, Ltd.	373,953	310,738
African Rainbow Minerals, Ltd.	80,666	1,911,700
Allied Electronics Corp., Ltd.	62,999	197,191
Argent Industrial, Ltd.	113,274	114,326
Aveng, Ltd.	442,348	2,256,921
Barloworld, Ltd.	265,047	3,457,669
Basil Read Holdings, Ltd. (I)	36,217	74,430
Bell Equipment, Ltd. (I)	34,158	114,446
Blue Label Telecoms, Ltd.	122,183	109,454
Business Connexion Group, Ltd.	10,339	6,143
Caxton & CTP Publishers & Printers, Ltd.	185,300	381,273
Ceramic Industries, Ltd.	1,970	27,736
Cipla Medpro South Africa, Ltd.	491,070	422,631
DataTec, Ltd. (I)	255,498	1,467,013
DRDGOLD, Ltd. (L)	196,285	142,770
Eqstra Holdings, Ltd.	194,239	191,550
Gold Fields, Ltd., ADR	21,210	294,819
Grindrod, Ltd.	607,680	1,195,810
Group Five, Ltd.	79,370	301,951
Harmony Gold Mining Company, Ltd., ADR	532,185	5,816,782
Hudaco Industries, Ltd.	12,135	166,144
Hulamin, Ltd. (I)	112,965	112,765
Iliad Africa, Ltd.	124,370	89,443
Illovo Sugar, Ltd. (I)	24,903	82,247
Impala Platinum Holdings, Ltd.	13,169	259,949
Investec, Ltd.	318,380	1,959,577
JD Group, Ltd.	204,241	1,318,612
Kap International Holdings, Ltd. (I)	189,283	72,956
Lewis Group, Ltd.	97,828	973,453
Liberty Holdings, Ltd.	128,949	1,523,573
Merafe Resources, Ltd. (I)	2,241,497	248,410
Metair Investments, Ltd.	121,508	383,390
Mittal Steel South Africa, Ltd. (I)	136,968	999,122
MMI Holdings, Ltd.	510,403	1,179,390
Mondi, Ltd.	145,980	1,370,596
Murray & Roberts Holdings, Ltd. (I)(L)	85,411	312,874
Mvelaphanda Group, Ltd. (I)	618,180	280,796
Mvelaserve, Ltd.	154,755	230,377
Nedbank Group, Ltd.	282,400	6,046,941

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Northam Platinum, Ltd.	176,209	$786,528
Nu-World Holdings, Ltd. (I)	19,436	43,098
Omnia Holdings, Ltd.	62,359	775,083
Palabora Mining Company, Ltd.	3,979	82,039
Peregrine Holdings, Ltd.	95,789	137,348
Petmin, Ltd.	101,536	41,081
PSG Group, Ltd.	31,165	197,173
Raubex Group, Ltd.	57,265	97,105
Royal Bafokeng Platinum, Ltd. (I)	1,311	10,340
Sanlam, Ltd.	2,048,292	8,880,429
Sappi, Ltd. (I)	209,428	777,076
Sappi, Ltd., ADR (I)	156,861	578,817
Sentula Mining, Ltd. (I)	262,338	75,294
Standard Bank Group, Ltd.	923,202	13,413,433
Stefanutti Stocks Holdings, Ltd.	41,189	64,227
Steinhoff International Holdings, Ltd. (I)(L)	1,829,606	6,565,405
Super Group, Ltd. (I)	236,406	424,464
Telkom SA, Ltd.	271,496	849,580
Telkom SA, Ltd., ADR	3,000	36,750
Tiger Wheels, Ltd.	32,678	0
Tongaat Hulet, Ltd.	16,542	224,786
Trans Hex Group, Ltd. (I)	44,790	16,732
Trencor, Ltd.	89,914	531,202
Value Group, Ltd.	178,661	116,289
Village Main Reef, Ltd. (I)	344,988	87,669
Wilson Bayly Holmes-Ovcon, Ltd.	1,650	27,989
Zeder Investments, Ltd.	46,808	15,864

		79,854,425
South Korea - 15.3%
Artone Paper Manufacturing Company, Ltd. (I)	3,860	6,528
Asia Cement Company, Ltd.	3,240	137,067
Asia Paper Manufacturing Company, Ltd.	1,600	14,591
AUK Corp. (I)	19,670	55,252
BNG Steel Company, Ltd. (I)	7,680	90,252
Bookook Securities Company, Ltd.	4,950	78,810
Boryung Pharmaceutical Company, Ltd.	3,860	48,569
BS Financial Group, Inc.	185,010	2,163,348
BYC Company, Ltd.	240	38,022
Byucksan Corp. (I)	1,980	39,587
Byucksan Engineering &
Construction Company, Ltd. (I)	7,600	6,540
Chin Hung International, Inc. (I)	215,526	43,750
Choil Aluminum Manufacturing Company, Ltd.	1,630	17,482
Chokwang Leather Company, Ltd.	2,200	27,014
Choongwae Pharma Corp.	6,466	94,500
Chosun Refractories Company, Ltd.	1,708	97,824
Chungho Comnet Company, Ltd. (I)	2,270	7,701
CJ Corp.	17,422	1,308,324
Cosmochemical Company, Ltd. (I)	3,570	49,209
D.I. Corp (I)	12,000	16,758
Dae Chang Industrial Company, Ltd. (I)	43,270	50,143
Dae Dong Industrial Company, Ltd.	9,000	34,417
Dae Han Flour Mills Company, Ltd.	1,232	164,424
Dae Won Kang Up Company, Ltd.	1,907	8,511
Daeduck GDS Company, Ltd.	12,540	133,986
Daehan Steel Company, Ltd.	9,250	75,964
Daehan Synthetic Fiber Company, Ltd.	486	32,395
Daekyo Company, Ltd.	44,550	242,278
Daelim Industrial Company, Ltd.	32,582	3,526,419
Daelim Trading Company, Ltd.	1,417	5,282
Daesang Corp.	18,550	256,583
Daesang Holdings Company, Ltd.	8,320	30,336
Daesung Group Holdings Company, Ltd.	525	24,520
Daesung Holdings Company, Ltd.	8,110	48,720

143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daesung Industrial Company, Ltd. (I)	2,959	$66,499
Daewon Pharmaceutical Company, Ltd.	5,863	31,478
Daewoo Securities Company, Ltd.	27,971	326,341
Daewoong Company, Ltd.	638	8,791
Dahaam E-Tec Company, Ltd.	2,630	44,881
Daishin Securities Company, Ltd.	53,530	524,820
Daiyang Metal Company, Ltd. (I)	6,490	4,674
Daou Technology, Inc.	26,120	303,012
DGB Financial Group, Inc.	146,510	1,921,594
Digital Power Communications Company, Ltd.	13,000	21,417
Dong Ah Tire & Rubber Company, Ltd.	10,970	115,554
Dong Wha Pharmaceutical Company, Ltd.	16,190	64,755
Dong-Il Corp.	673	33,528
Dongbang Transport Logistics Company, Ltd.	5,500	31,063
Dongbu Corp. (I)	12,860	54,455
Dongbu HiTek Company, Ltd. (I)	26,970	243,005
Dongbu Securities Company, Ltd.	32,430	140,737
Dongbu Steel Company, Ltd. (I)	23,705	136,496
Dongil Industries Company, Ltd.	1,340	68,977
Dongil Rubber Belt Company, Ltd.	8,826	61,334
Dongkuk Steel Mill Company, Ltd.	42,070	805,007
Dongwon F&B Company, Ltd.	1,080	69,610
Dongwon Systems Corp. (I)	8,210	8,327
Dongyang Engineering
& Construction Corp. (I)	1,044	4,699
Doosan Industrial
Development Company, Ltd. (I)	40,872	125,249
DPI Holdings Company, Ltd.	5,790	39,107
Eugene Investment &
Securities Company, Ltd. (I)	45,730	146,593
F&F Company, Ltd.	4,900	30,526
Fursys, Inc.	3,722	101,731
Gaon Cable Company, Ltd.	2,934	54,649
Golden Bridge Investment &
Securities Company, Ltd.	17,880	24,094
GS Holdings Corp.	28,397	1,628,649
Gwangju Shinsegae Company, Ltd.	1,111	199,576
Hae In Corp.	1,756	8,055
Halla Engineering & Construction Corp.	14,352	166,701
Han Kuk Carbon Company, Ltd.	13,870	75,500
Hana Financial Group, Inc.	267,845	10,102,437
Handok Pharmaceuticals Company, Ltd.	1,320	14,449
Hanil Cement Manufacturing Company, Ltd.	6,209	261,972
Hanil Construction Company, Ltd. (I)	1,456	2,641
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	636,971
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	108,531
Hanjin Shipping Company, Ltd. (I)	66,686	925,388
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	43,630
Hanjin Transportation Company, Ltd.	11,210	214,329
Hankook Cosmetics
Manufacturing Company, Ltd. (I)	688	2,309
Hankuk Glass Industries, Inc.	1,970	43,609
Hankuk Paper Manufacturing Company, Ltd.	3,920	74,720
Hanmi Holdings Company, Ltd. (I)	595	10,400
Hanmi Semiconductor Company, Ltd.	8,570	45,420
Hanshin Construction Company, Ltd.	3,090	23,134
Hansol CSN Company, Ltd.	23,490	33,817
Hansol Paper Company	40,470	290,197
Hanwha Chemical Corp.	47,780	1,134,052
Hanwha Corp.	38,140	1,096,606
Hanwha Securities Company, Ltd.	58,320	252,410
Hanwha Timeworld Company, Ltd.	2,650	42,813
Hanyang Securities Company, Ltd.	11,820	70,330

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Heung-A Shipping Company, Ltd.	17,782	$13,414
Hite Holdings Company, Ltd.	7,640	76,235
HMC Investment Securities Company, Ltd. (I)	17,256	227,977
HS R&A Company, Ltd.	2,470	33,268
Husteel Company, Ltd.	6,110	140,279
Hwacheon Machine Tool Company, Ltd.	940	47,321
HwaSung Industrial Company, Ltd. (I)	2,730	7,672
Hyosung Corp.	21,955	1,163,664
Hyundai Cement Company, Ltd. (I)	6,160	45,744
Hyundai Development Company	68,610	1,506,611
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,527,383
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	20,125
Hyundai Securities Company, Ltd.	141,746	1,321,443
Hyundai Steel Company	43,509	3,923,017
Il Dong Pharmaceutical Company, Ltd.	10,050	65,818
Iljin Electric Company, Ltd.	2,300	10,644
Iljin Holdings Company, Ltd.	24,771	45,068
Ilshin Spinning Company, Ltd.	867	63,183
Ilsung Pharmaceutical Company, Ltd.	1,895	149,250
Industrial Bank of Korea	208,787	2,536,298
Inzi Controls Company, Ltd.	6,050	35,267
IS Dongseo Company, Ltd.	9,480	135,395
ISU Chemical Company, Ltd.	7,460	182,235
Jeil Mutual Savings Bank (I)	1,820	48
Jeil Pharmaceutical Company	13,980	198,183
Jeonbuk Bank, Ltd.	48,334	216,903
Jinheung Mutual Savings
Bank Company, Ltd. (I)	36,500	86,241
Joongang Construction Company, Ltd. (I)	1,260	1,374
KB Financial Group, Inc.	62,198	2,272,515
KB Financial Group, Inc., ADR (L)	341,648	12,538,482
KC Tech Company, Ltd.	7,632	35,253
KCC Corp.	5,518	1,591,582
KCTC	1,530	24,153
Keangnam Enterprises, Ltd.	8,628	70,245
Keyang Electric Machinery Company, Ltd.	13,000	32,544
KG Chemical Corp.	5,600	41,391
KIC, Ltd. (I)	6,540	8,026
KISCO Corp.	3,841	92,922
KISCO Holdings Company, Ltd.	778	25,421
Kishin Corp.	8,229	40,397
KISWIRE, Ltd.	5,463	206,653
Kleannara Company, Ltd. (I)	820	3,073
Kolon Corp.	1,959	44,814
Kolon Engineering &
Construction Company, Ltd.	19,480	105,795
Korea Airport Service Company, Ltd.	2,720	84,416
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	20,336
Korea Circuit Company, Ltd. (I)	5,300	53,372
Korea Development Corp. (I)	5,485	11,216
Korea Development Financing Corp.	1,395	25,526
Korea Electric Terminal Company, Ltd.	5,770	109,051
Korea Exchange Bank (I)	325,730	2,491,091
Korea Express Company, Ltd. (I)	8,268	584,031
Korea Flange Company, Ltd.	4,810	54,995
Korea Green Paper
Manufacturing Company, Ltd. (I)	3,243	4,153
Korea Investment Holdings Company, Ltd.	44,860	1,790,485
Korea Life Insurance Company, Ltd.	62,170	411,503
Korea Line Corp. (I)	2,124	43,248
Korea Mutual Savings Bank (I)	2,320	7,574
Korea United Pharm, Inc.	2,050	10,169
KPX Chemcial Company, Ltd.	933	48,591
KPX Fine Chemical Company, Ltd. (I)	510	15,138

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
KTB Network Corp. (I)	55,710	$120,087
Kukdo Chemical Company, Ltd.	1,414	63,193
Kumho Electric Company, Ltd.	4,015	89,736
Kumho Investment Bank (I)	160,570	72,926
Kumkang Industrial Company, Ltd.	1,400	15,858
Kunsul Chemical Industrial Company, Ltd.	1,970	27,826
Kwang Dong Pharmaceutical Company, Ltd.	51,130	182,453
Kyeryong Construction
Industrial Company, Ltd.	6,260	77,676
Kyobo Securities Company, Ltd.	12,618	61,428
Kyung Nong Corp.	9,470	26,247
Kyung-In Synthetic Corp.	7,860	20,186
Kyungbang, Ltd. (I)	1,042	104,907
Lee Ku Industrial Company, Ltd.	8,395	11,310
LG Corp.	32,943	1,891,755
LG Display Company, Ltd., ADR (I)(L)	517,007	6,085,172
LG Electronics, Inc.	127,442	9,322,600
LG Hausys, Ltd.	4,109	272,069
LG Innotek Company, Ltd. (I)	8,476	738,363
LG Uplus Corp.	263,010	1,579,222
Livart Furniture Company, Ltd.	1,200	7,584
Lotte Chilsung Beverage Company, Ltd.	825	885,615
Lotte Confectionery Company, Ltd.	833	1,219,872
Lotte Samkang Company, Ltd.	924	385,835
Lotte Shopping Company, Ltd.	12,948	4,058,330
Manho Rope & Wire, Ltd.	1,350	21,276
Meritz Securities Company, Ltd.	230,139	183,708
Mi Chang Oil Industrial Company, Ltd.	905	39,820
Mirae Asset Securities Company, Ltd.	24,550	860,063
Moorim P&P Company, Ltd.	29,420	142,099
Moorim Paper Company, Ltd.	13,820	33,923
Motonic Corp.	6,055	45,757
Namkwang Engineering &
Construction Company, Ltd. (I)	1,717	17,730
Namyang Dairy Products Company, Ltd.	559	362,159
National Plastic Conpc	2,860	6,652
Nexen Corp.	1,516	78,490
NH Investment & Securities Company, Ltd.	26,217	148,468
Nong Shim Company, Ltd.	2,041	409,213
Nong Shim Holdings Company, Ltd.	2,560	118,665
Ottogi Corp.	876	120,694
Pacific Corp.	3,745	871,118
Pang Rim Company, Ltd.	910	11,214
PaperCorea, Inc. (I)	70,940	31,957
Poonglim Industrial Company, Ltd. (I)	3,790	4,938
Poongsan Corp.	1,190	31,725
Poongsan Holdings Corp.	5,382	118,943
POSCO	20,168	6,782,409
POSCO Coated & Color Steel Company, Ltd.	4,050	67,957
POSCO, ADR (L)	71,464	5,981,537
Pulmuone Company, Ltd.	620	22,317
Pusan City Gas Company, Ltd.	7,300	119,777
S&T Daewoo Company, Ltd.	5,310	129,180
S&T Dynamics Company, Ltd.	24,980	339,781
S&T Holdings Company, Ltd.	11,230	116,989
Saeron Automotive Corp.	5,550	23,591
Sam Lip General Foods Company, Ltd.	2,300	33,501
Sam Young Electronics Company, Ltd.	10,510	89,868
Sam Yung Trading Company, Ltd.	4,592	26,111
Sambu Construction Company, Ltd. (I)	5,132	28,825
Samhwa Paint Industrial Company, Ltd.	5,090	16,735
Samick Musical Instruments Company, Ltd.	24,370	38,275
Samjin Pharmaceutical Company, Ltd.	2,250	16,063
Samsung SDI Company, Ltd.	39,287	4,755,356
Samwhan Corp. (I)	6,280	25,670

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samyang Corp.	2,769	$112,375
Samyang Genex Company, Ltd.	2,270	113,634
Samyang Holdings Corp.	3,740	245,077
Samyang Tongsang Company, Ltd.	1,360	31,286
SAVEZONE I&C Corp.	16,880	43,277
SBS Media Holdings Company, Ltd.	35,780	114,660
SeAH Holdings Corp.	1,122	127,095
SeAH Steel Corp.	2,835	265,397
Sebang Company, Ltd.	11,820	166,629
Seowon Company, Ltd.	1,920	6,612
SG Corp. (I)	84,000	32,755
SH Chemical Company, Ltd. (I)	30,567	20,097
Shell-line Company, Ltd. (I)	4,300	19,136
Shin Poong Pharmaceutical Company, Ltd.	770	3,427
Shinhan Engineering &
Construction Company, Ltd. (I)	6,016	26,596
Shinhan Financial Group Company, Ltd., ADR	195,168	15,047,453
Shinhan Financial Group Company, Ltd.	136,367	5,271,476
Shinil Engineering Company, Ltd. (I)	3,180	9,265
Shinsegae Engineering &
Construction Company, Ltd.	700	9,747
Shinsegae Information &
Communication Company, Ltd.	1,038	47,269
Shinsung FA Company, Ltd. (I)	1,950	3,788
Shinsung Solar Energy Company, Ltd. (I)	7,850	26,628
Shinsung Tongsang Company, Ltd.	24,560	26,346
Shinwon Corp. (I)	27,180	35,771
Shinyoung Securities Company, Ltd.	5,296	146,806
Silla Company, Ltd.	5,476	68,957
Sindoh Company, Ltd.	3,959	185,351
SJM Company, Ltd.	4,902	32,037
SJM Holdings Company, Ltd.	2,999	9,684
SK Gas Company, Ltd.	2,870	164,683
SK Holdings Company, Ltd.	35,524	4,630,188
SK Networks Company, Ltd.	118,827	1,096,715
SK Securities Company, Ltd.	198,250	231,215
Solomon Mutual Savings Bank (I)	3,600	7,040
Ssangyong Cement Industrial Company, Ltd. (I)	20,770	92,321
STX Corp.	34,400	416,426
STX Engine Company, Ltd.	9,440	142,207
STX Pan Ocean Company, Ltd.	112,020	780,887
STX Shipbuilding Company, Ltd.	16,470	207,384
Suheung Capsule Company, Ltd.	2,800	33,111
Sung Bo Chemicals Company, Ltd.	950	21,484
Sungshin Cement Company, Ltd. (I)	15,480	56,605
Sunjin Company, Ltd.	4,662	30,824
Sunjin Holdings Company, Ltd. (I)	793	15,730
Tae Kyung Industrial Company, Ltd.	10,000	28,624
Taegu Department Store Company, Ltd.	9,340	123,024
Taekwang Industrial Company, Ltd.	444	458,187
Taeyoung Engineering & Construction, Ltd.	55,620	276,769
Taihan Textile Company, Ltd. (I)	290	6,345
Tailim Packaging Industrial Company, Ltd.	30,000	44,371
TCC Steel	5,042	22,441
Tec & Company (I)	35,280	6,040
Telcoware Company, Ltd.	3,800	26,157
Tong Yang Investment Bank	75,161	365,530
Tong Yang Moolsan Company, Ltd.	1,510	26,407
TS Corp.	5,232	95,764
Uangel Corp.	3,800	21,816
Unid Company, Ltd.	1,621	72,982
Union Steel	8,940	133,653
Wiscom Company, Ltd.	3,760	13,673
Woongjin Holdings Company, Ltd. (I)	39,346	193,510
Woori Finance Holdings Company, Ltd.	424,357	4,901,512

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Woori Finance Holdings Company, Ltd., ADR	100	$3,450
Woori Financial Company, Ltd.	5,310	75,128
Woori Investment & Securities Company, Ltd.	131,401	1,515,804
YESCO Company, Ltd.	1,950	44,577
Yoosung Enterprise Company, Ltd.	6,386	14,633
Youlchon Chemical Company, Ltd.	19,470	139,743
Young Poong Corp.	143	146,832
Young Poong Paper
Manufacturing Company, Ltd.	650	9,641
YuHwa Securities Company, Ltd.	3,410	42,042

		157,351,886
Taiwan - 12.5%
AcBel Polytech, Inc.	217,000	126,482
Accton Technology Corp.	687,722	420,463
Acer, Inc.	2,678,000	3,547,706
Achem Technology Corp.	105,575	55,264
Action Electronics Company, Ltd. (I)	190,923	58,898
AGV Products Corp. (I)	568,100	193,470
Alpha Networks, Inc.	215,000	183,813
Altek Corp.	157,578	145,234
AMPOC Far-East Company, Ltd.	86,993	89,701
AmTRAN Technology Company, Ltd.	47,185	37,177
APCB, Inc.	84,000	64,108
Apex Science & Engineering	6,489	2,414
Arima Optoelectronics Corp. (I)	63,750	13,278
Asia Cement Corp.	1,957,818	2,385,646
Asia Optical Company, Inc. (I)	183,000	172,406
Asia Vital Components Company Ltd.	135,298	91,700
AU Optronics Corp., ADR (L)	904,460	4,124,338
Audix Corp.	81,200	82,438
Aurora Systems Corp.	42,000	60,835
Avermedia Technologies, Inc.	103,000	96,979
Avision, Inc. (I)	154,751	62,014
Bank of Kaohsiung, Ltd.	518,207	162,434
Basso Industry Corp. (I)	28,000	22,747
BES Engineering Corp.	2,195,700	625,028
Biostar Microtech International Corp.	61,000	34,208
Bright LED Electronics Corp.	23,000	18,679
C Sun Manufacturing, Ltd.	27,000	20,719
Cameo Communications, Inc. (I)	138,944	43,997
Capital Securities Corp.	515,069	199,856
Carnival Industrial Corp. (I)	205,000	68,220
Cathay Chemical Works, Inc.	93,000	36,487
Cathay Real Estate
Development Company, Ltd.	1,335,000	619,768
Central Reinsurance Company, Ltd. (I)	293,422	122,292
Chain Qui Development Company, Ltd.	75,000	51,990
Champion Building Materials Company, Ltd.	120,132	61,289
Charoen Pokphand Enterprise	147,000	75,065
Cheng Loong Corp.	1,412,320	576,649
Chia Hsin Cement Corp.	694,926	321,428
Chien Kuo Construction Company, Ltd.	107,785	59,073
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	27,914
Chimei Innolux Corp. (I)	5,016,073	2,337,412
Chin-Poon Industrial Company, Ltd.	571,571	521,783
China Airlines, Ltd.	1,195,910	482,241
China Development Financial Holdings Corp.	12,429,208	3,800,635
China Electric Manufacturing Corp.	82,000	55,990
China General Plastics Corp. (I)	495,000	195,426
China Glaze Company, Ltd.	73,000	47,003
China Manmade Fibers Corp. (I)	1,729,000	644,301
China Metal Products Company, Ltd.	191,400	131,662
China Motor Company, Ltd.	929,125	908,386
China Steel Structure Company, Ltd.	169,000	173,317

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Synthetic Rubber Corp.	122,965	$121,247
China Wire & Cable Company, Ltd. (I)	128,000	36,327
Chun Yu Works & Company, Ltd. (I)	155,000	48,329
Chun Yuan Steel Industrial Company, Ltd.	659,681	287,597
Chung Hsin Electric &
Machinery Manufacturing Corp.	137,000	78,683
Chung Hung Steel Corp. (I)	181,625	63,976
Chung Hwa Pulp Corp. (I)	501,610	188,158
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	297,604
CMC Magnetics Corp. (I)	4,348,000	780,336
Collins Company, Ltd.	134,626	70,132
Compal Electronics, Inc.	3,248,000	3,654,096
Compeq Manufactuing Company (I)	1,453,000	643,028
Continental Holdings Corp.	821,000	314,355
Coxon Precise Industrial Company, Ltd.	44,000	68,546
CSBC Corp. Taiwan	33,000	26,943
D-Link Corp.	389,834	289,956
Da Cin Construction Company, Ltd.	52,000	34,272
Darfon Electronics Corp.	188,850	141,685
Delpha Construction Company, Ltd.	146,335	50,578
DFI, Inc.	6,000	4,676
Dynamic Electronics Company, Ltd.	118,866	51,158
E.Sun Financial Holding Company, Ltd.	5,318,976	2,919,944
Eastern Media International Corp. (I)	1,273,049	167,151
Edom Technology Company, Ltd.	141,000	49,673
Elite Semiconductor
Memory Technology, Inc. (I)	9,000	8,512
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	256,063
Enlight Corp. (I)	49,130	3,193
Entie Commercial Bank	41,000	20,022
Epistar Corp. (I)	468,000	1,191,696
Everest Textile Company, Ltd. (I)	230,000	62,521
Evergreen International Storage
& Transport Corp.	299,600	157,362
Evergreen Marine Corp. (I)	1,928,291	1,326,448
Everlight Chemical Industrial Corp.	6,000	4,087
Everlight Electronics Company, Ltd.	44,000	92,450
Everspring Industry Company, Ltd. (I)	182,000	59,073
Evertop Wire Cable Corp. (I)	147,414	21,879
Excel Cell Electronic Company, Ltd.	34,000	14,870
Excelsior Medical Company, Ltd.	33,000	69,777
Far Eastern International Bank	1,776,008	711,764
Federal Corp.	522,087	284,502
First Copper Technology Company, Ltd. (I)	356,000	104,769
First Financial Holding Company, Ltd.	4,381,834	2,635,746
First Insurance Company, Ltd.	193,475	84,106
Forhouse Corp.	244,099	158,830
Formosa Epitaxy, Inc. (I)	329,000	304,510
Formosa Oilseed Processing	85,999	37,445
Formosa Taffeta Company, Ltd.	1,399,000	1,355,736
Formosan Rubber Group, Inc.	235,000	164,834
Formosan Union Chemical	255,400	188,222
Fortune Electric Co Ltd.	23,000	11,658
Founding Construction &
Development Company, Ltd.	55,330	35,187
Froch Enterprise Company, Ltd. (I)	41,000	16,934
FSP Technology, Inc.	53,229	50,222
FU I Industrial Company, Ltd. (I)	202,379	104,917
Fubon Financial Holding Company, Ltd. (I)	547,000	616,370
Fullerton Technology Company, Ltd.	86,460	87,744
Fwusow Industry Company, Ltd.	167,336	91,004
G Shank Enterprise Company, Ltd.	47,000	27,491
Gamma Optical Company, Ltd. (I)	26,400	6,568
Gemtek Technology Corp.	175,697	158,505

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Getac Technology Corp.	460,000	$437,348
Giantplus Technology Company, Ltd. (I)	170,000	52,640
Gigabyte Technology Company, Ltd.	854,000	717,693
Gigastorage Corp.	225,000	186,507
Gintech Energy Corp. (I)	221,349	246,469
Global Brands Manufacture, Ltd.	102,822	56,198
Globe Union Industrial Corp.	66,000	46,908
Gold Circuit Electronics, Ltd. (I)	666,204	182,573
Goldsun Development &
Construction Company, Ltd.	1,644,714	675,785
Gordon Auto Body Parts Company, Ltd. (I)	120,184	28,353
Grand Pacific Petrochemical Corp.	783,000	363,509
Green Energy Technology, Inc. (I)	145,749	175,349
GTM Corp. (I)	159,000	79,474
Hannstar Board Corp. (I)	102,759	55,691
HannStar Display Corp. (I)	4,719,000	448,384
Harvatek Corp.	130,219	88,665
Hey Song Corp.	461,000	582,408
Hitron Technology, Inc. (I)	34,000	20,625
Ho Tung Chemical Corp. (I)	722,571	433,381
Hocheng Group Corp. (I)	424,500	145,284
Hold-Key Electric Wire &
Cable Company, Ltd.	28,840	11,588
Holystone Enterprise Company, Ltd.	141,000	140,163
Hong TAI Electric Industrial Company, Ltd.	351,000	120,030
Hsin Kuang Steel Company, Ltd.	312,085	232,478
Hsing TA Cement Company, Ltd.	435,000	157,708
Hua Eng Wire & Cable Company, Ltd. (I)	923,000	260,392
Hua Nan Financial Holdings Company, Ltd.	1,849,509	1,059,138
Hung Ching Development Company, Ltd.	173,000	81,919
Hung Poo Real Estate Development Corp.	77,000	82,471
Hung Sheng Construction Company, Ltd.	827,200	410,622
Hwa Fong Rubber Company, Ltd. (I)	427,770	99,441
I-Chiun Precision Industry Company, Ltd. (I)	70,000	52,510
Ichia Technologies, Inc. (I)	478,180	277,663
Inotera Memories, Inc. (I)	1,701,000	512,225
Inventec Company, Ltd.	2,662,270	1,165,335
ITE Technology, Inc. (I)	108,000	101,417
Jui Li Enterprise Company, Ltd.	66,950	19,572
K Laser Technology, Inc. (I)	82,214	32,018
Kang Na Hsiung Enterprise Company, Ltd.	105,000	51,858
Kaulin Manufacturing Company, Ltd.	202,710	162,037
Kindom Construction Company, Ltd.	144,000	100,404
King Yuan Electronics Company, Ltd.	1,771,796	669,454
King’s Town Bank (I)	517,000	333,722
King’s Town Construction Company, Ltd.	37,000	32,876
Kinpo Electronics, Inc.	1,828,269	446,099
KS Terminals, Inc.	3,000	2,726
Kuoyang Construction Company, Ltd. (I)	105,000	46,126
Kwong Fong Industries Corp.	671,300	312,310
KYE System Corp.	213,000	85,710
L&K Engineering Company, Ltd.	67,000	77,547
Lan Fa Textile Company, Ltd.	188,863	67,568
Lead Data, Inc. (I)	289,753	29,107
Leader Electronics, Inc.	10,000	4,022
Lealea Enterprise Company, Ltd.	1,006,955	426,529
LEE CHI Enterprises Company, Ltd.	118,000	62,024
Lelon Electronics Corp.	73,000	43,415
Leofoo Development Company, Ltd. (I)	39,969	26,073
Li Peng Enterprise Company, Ltd.	601,550	209,651
Lien Hwa Industrial Corp.	776,414	506,437
Lingsen Precision Industries, Ltd.	372,481	237,164
LITE-On It Corp.	81,715	86,055
Lite-On Semiconductor Corp.	233,000	135,758
Lite-On Technology Corp.	2,154,316	2,606,052

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Long Bon International Company, Ltd. (I)	82,000	$41,370
Long Chen Paper Company, Ltd.	750,771	228,866
Lucky Cement Corp. (I)	390,000	78,679
Macronix International Company, Ltd.	3,553,372	1,324,566
Marketech International Corp.	57,000	43,083
Masterlink Securities Corp. (I)	689,000	242,220
Maxtek Technology Company, Ltd.	16,000	15,710
Mayer Steel Pipe Corp. (I)	321,379	130,021
Mega Financial Holding Company, Ltd.	10,866,060	7,677,864
Meiloon Industrial Company, Ltd. (I)	117,048	45,201
Mercuries Data Systems, Ltd. (I)	49,000	19,836
Merry Electronics Company, Ltd.	33,000	54,910
Micro-Star International Company, Ltd.	1,410,264	694,839
Microelectronics Technology, Inc. (I)	266,000	100,888
Mitac International Corp.	1,913,956	758,837
Mobiletron Electronics Company, Ltd. (I)	56,000	36,323
Mosel Vitelic, Inc. (I)	399,000	55,550
Mustek Systems, Inc. (I)	28,367	2,134
Neo Solar Power Corp.	317,000	251,854
Nien Hsing Textile Company, Ltd. (I)	540,204	384,383
Optimax Technology Corp. (I)	144,610	8,906
Opto Technology Corp.	286,000	140,057
Orient Semiconductor Electronics, Ltd. (I)	382,000	59,675
Pacific Construction Company, Ltd. (I)	87,112	27,548
Pan Jit International, Inc. (I)	213,000	108,651
Paragon Technologies Company, Ltd.	44,000	49,207
Pegatron Corp.	1,005,660	1,567,675
Plotech Company, Ltd.	30,000	15,333
Pou Chen Corp.	1,439,348	1,251,004
Power Quotient International Company, Ltd. (I)	16,000	6,545
Powercom Company Ltd. (I)	85,600	58,391
Powertech Industrial Company, Ltd. (I)	11,000	9,063
President Securities Corp.	547,850	296,107
Prodisc Technology, Inc. (I)	762,000	4,389
Promate Electronic Company, Ltd.	44,000	36,480
Qisda Corp. (I)	1,550,280	370,920
Quintain Steel Company, Ltd. (I)	325,500	101,522
Radium Life Tech Company, Ltd.	89,110	71,956
Ralec Electronic Corp.	41,335	48,042
Reward Wool Industry Corp. (I)	181,000	47,103
Rexon Industrial Corp., Ltd. (I)	80,000	15,171
Ritek Corp. (I)	4,226,029	736,192
Sampo Corp.	902,338	253,202
Sanyang Industrial Company, Ltd.	952,859	647,362
SDI Corp.	35,000	34,286
Sheng Yu Steel Company, Ltd.	169,000	117,300
Shihlin Electric & Engineering Corp.	32,000	35,271
Shin Kong Financial Holding Company, Ltd. (I)	3,916,000	1,249,776
Shin Zu Shing Company, Ltd.	53,000	142,338
Shinkong Insurance Company, Ltd.	80,000	52,091
Shinkong Synthetic Fibers Corp.	2,221,239	760,234
Shuttle, Inc. (I)	112,000	39,375
Sigurd Microelectronics Corp. (I)	376,293	312,748
Silicon Integrated Systems Corp.	357,000	142,160
Sinbon Electronics Company, Ltd.	94,000	75,298
Sinon Corp.	368,650	169,881
SinoPac Holdings Company, Ltd.	8,537,998	3,081,476
Sintek Photronic Corp. (I)	210,000	102,836
Sitronix Technology Corp.	45,000	61,000
Siward Crystal Technology Company, Ltd. (I)	64,213	25,195
Solelytex Industrial Corp. (I)	32,000	13,939
Solomon Technology Corp.	90,394	31,972
Southeast Cement Company, Ltd.	295,000	114,738
Spirox Corp.	127,068	58,361
Springsoft, Inc.	102,000	158,636

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Sunplus Technology Company, Ltd.	275,000	$96,666
Sunrex Technology Corp.	4,000	2,700
Supreme Electronics Company, Ltd.	181,000	116,030
Sweeten Construction Company, Ltd.	36,729	19,475
TA Chen Stainless Pipe (I)	612,535	341,040
Ta Chong Bank, Ltd. (I)	2,544,000	1,013,061
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	259,707
TA-I Technology Company, Ltd.	63,793	42,596
Tah Hsin Industrial Company, Ltd.	217,000	234,598
Taichung Commercial Bank (I)	1,986,035	628,430
Tainan Enterprises Company, Ltd.	194,250	247,104
Tainan Spinning Company, Ltd.	1,704,135	765,146
Taishin Financial Holdings Company, Ltd.	7,273,953	2,908,818
Taisun Enterprise Company, Ltd.	70,905	38,083
Taita Chemical Company, Ltd.	115,360	49,137
Taiwan Business Bank (I)	3,788,584	1,186,254
Taiwan Cement Corp.	2,758,983	3,230,222
Taiwan Cogeneration Corp.	359,434	298,381
Taiwan Cooperative Financial Holding (I)	5,205,991	3,263,617
Taiwan Fire & Marine Insurance Company	6,000	4,488
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	149,310
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	185,902	78,075
Taiwan Mask Corp. (I)	407,150	160,673
Taiwan Paiho, Ltd.	378,360	296,390
Taiwan Pulp & Paper Corp.	417,640	158,811
Taiwan Styrene Monomer Corp. (I)	718,159	193,462
Taiwan Tea Corp.	546,000	284,171
Taiyen Biotech Company, Ltd.	320,000	242,896
Tatung Company, Ltd. (I)	2,265,400	659,424
Teapo Electronic Corp. (I)	108,163	18,582
Teco Electric & Machinery Company, Ltd.	2,874,000	1,981,801
Tex-Ray Industrial Company, Ltd. (I)	90,000	28,145
Ton Yi Industrial Corp.	697,200	368,552
Tong Yang Industry Company, Ltd.	87,740	94,122
Tong-Tai Machine & Tool Company, Ltd.	106,000	108,122
Topco Scientific Company, Ltd.	11,444	20,941
Topoint Technology Company, Ltd.	47,846	33,601
Tung Ho Steel Enterprise Corp.	37,000	37,550
Twinhead International Corp. (I)	224,000	25,809
TYC Brother Industrial Company, Ltd. (I)	168,817	80,507
Tycoons Group Enterprise Company, Ltd. (I)	367,768	80,027
Tyntek Corp. (I)	161,000	67,983
TZE Shin International Company, Ltd. (I)	53,742	27,293
U-Tech Media Corp. (I)	180,000	41,538
Union Bank of Taiwan (I)	714,781	247,301
Unitech Electronics Company, Ltd.	158,039	86,214
Unitech Printed Circuit Board Corp.	717,975	340,639
United Microelectronics Corp.	16,156,794	7,892,024
Unity Opto Technology Company, Ltd. (I)	218,869	254,769
Universal Cement Corp.	821,108	400,877
Universal Microelectronics Company, Ltd. (I)	60,000	18,746
Unizyx Holding Corp.	377,000	239,959
UPC Technology Corp.	892,870	509,807
Ve Wong Corp.	93,993	68,387
Wah Lee Industrial Corp.	98,000	140,869
Walsin Lihwa Corp.	4,214,000	1,337,133
Walsin Technology Corp. (I)	858,044	263,898
Walton Advanced Engineering, Inc.	229,584	76,788
Wan Hai Lines, Ltd. (I)	85,050	48,707
Waterland Financial Holding Company	2,862,578	984,537
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	17,825
Weikeng Industrial Company, Ltd.	94,500	82,577
Well Shin Technology Company, Ltd.	19,000	28,588
Wellypower Optronics Corp. (I)	71,000	40,154

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Winbond Electronics Corp. (I)	4,720,000	$884,687
Wintek Corp. (I)	1,535,000	1,191,248
Wistron Corp.	151,000	227,467
WUS Printed Circuit Company, Ltd. (I)	520,000	229,961
Yageo Corp. (I)	3,548,000	1,073,417
Yang Ming Marine Transport Corp.	786,500	419,773
Yeun Chyang Industrial Company, Ltd.	164,000	102,332
Yi Jinn Industrial Company, Ltd.	301,996	76,945
Yieh Phui Enterprise Company, Ltd.	1,740,552	640,536
Young Fast Optoelectronics Company, Ltd.	53,000	130,393
Yuanta Financial Holdings Company, Ltd. (I)	5,823,705	3,029,363
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,678,202	769,056
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	100,891
Zenitron Corp.	135,000	105,926
Zig Sheng Industrial Company, Ltd.	248,815	94,434

		129,010,600
Thailand - 2.6%
Aapico Hitech PCL	120,600	53,947
Asia Plus Securities PCL	976,600	77,242
Bangchak Petroleum PCL	805,100	618,505
Bangkok Aviation Fuel Services PCL	139,371	64,603
Bangkok Bank PCL	1,038,900	6,221,167
Bangkok Bank PCL (Foreign Shares)	145,000	910,732
Bangkok Expressway PCL	565,700	396,082
Bangkok Insurance PCL	3,250	25,600
Bangkokland PCL (I)	9,510,100	209,623
Bank of Ayudhya PCL	2,762,100	2,460,352
Cal-Comp Electronics Thailand PCL	1,880,300	170,659
Capital Nomura Securities PCL	25,000	24,311
Delta Electronics Thailand PCL	154,600	130,295
Eastern Water Resources Development &
Management PCL	295,200	71,767
Esso Thailand PCL	1,090,000	452,253
G J Steel PCL (I)	23,487,100	121,813
G Steel PCL (I)	3,947,700	58,864
Golden Land Property Development PCL (I)	37,000	5,373
Hana Microelectronics PCL	328,800	233,411
IRPC PCL	9,283,000	1,408,248
KGI Securities Thailand PCL	566,200	42,580
Kiatnakin Finance PCL	434,200	520,759
Krung Thai Bank PCL	4,967,600	2,817,925
Krungthai Card PCL (I)	134,500	85,452
Loxley PCL	604,500	76,028
MBK PCL	46,300	142,202
Padaeng Industry PCL	166,300	79,242
Polyplex PCL	266,900	136,694
Pranda Jewelry PCL	214,300	45,500
Precious Shipping PCL	577,100	297,436
PTT Global Chemical PCL	869,200	2,000,428
Quality House PCL	3,314,000	193,361
Regional Container Lines PCL (I)	582,300	133,070
Rojana Industrial Park PCL (I)	96,100	19,469
Saha-Union PCL	204,000	198,379
Sahaviriya Steel Industries PCL (I)	8,662,200	219,012
Sansiri PCL	4,504,732	286,200
SC Asset Corp. PCL	336,400	169,018
Somboon Advance Technology PCL	29,500	26,536
Sri Trang Agro-Industry PCL	518,700	351,405
Tata Steel Thailand PCL (I)	5,227,800	149,124
Thai Airways International PCL (I)	885,300	738,946
Thai Carbon Black PCL	44,000	34,373
Thai Oil PCL	551,700	1,296,540

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Plastic & Chemical PCL	21,300	$20,368
Thaicom PCL (I)	758,200	383,401
Thanachart Capital PCL	811,900	881,642
Thoresen Thai Agencies PCL	437,660	285,153
TMB Bank PCL	15,334,300	879,796
TPI Polene PCL	1,302,600	599,576
Vanachai Group PCL	940,600	126,836

		26,951,298
Turkey - 1.7%
Adana Cimento Sanayi AS	500	222
Aksa Akrilik Kimya Sanayi AS	170,085	452,733
Alarko Holding AS	100,330	236,762
Anadolu Cam Sanayi AS	14,237	24,217
Anadolu Isuzu Otomotiv Sanayi AS (I)	114	604
Anadolu Sigorta AS	360,610	196,696
Aygaz AS	112,944	580,726
BatiSoke Soke Cimento Sanayii TAS	23,755	21,227
Bolu Cimento Sanayii AS	117,979	105,384
Borusan Mannesmann Boru Sanayi ve
Ticaret AS (I)	14,559	211,170
Cemtas Celik Makina Sanayi Ticaret AS (I)	98,165	74,959
Cimsa Cimento Sanayi VE Tica (I)	62,677	316,661
Dogan Sirketler Grubu Holdings (I)	1,464,692	691,420
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	315,387
Eregli Demir ve Celik Fabrikalari TAS	719,634	1,419,290
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	64,668
Global Yatirim Holding AS (I)	380,889	258,840
Goldas Kuyumculuk Sanayi Ithalat Ve
Ihracat AS (I)	54,846	20,650
GSD Holding (I)	418,949	181,326
Gunes Sigorta (I)	14,161	18,309
Hektas Ticaret TAS	67,687	58,161
Hurriyet Gazetecilik AS (I)	291,507	193,498
Ihlas Holding AS (I)	28,903	17,532
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	250,169
KOC Holdings AS	637,831	2,597,228
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS	197,358	467,734
Marti Otel Isletmeleri AS (I)	100,968	47,121
Menderes Tekstil Sanayi ve Ticaret AS (I)	154,534	89,405
Net Turizm Ticaret ve Sanayi AS	196,638	88,376
Parsan Makina Parcalari Sanayii AS (I)	48,236	69,863
Petkim Petrokimya Holding AS (I)	389,715	486,140
Pinar Entegre Et ve Un Sanayi AS	36,324	130,095
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	46,638
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	84,128	228,218
Sekerbank AS	472,361	265,352
Tekfen Holding AS	210,781	731,887
Tekstil Bankasi AS (I)	84,007	35,865
Trakya Cam Sanayi AS	365,331	568,552
Turk Hava Yollari (I)	628,584	918,347
Turk Sise ve Cam Fabrikalari AS	652,590	1,242,955
Turkiye Is Bankasi	522,375	1,288,998
Turkiye Sinai Kalkinma Bankasi AS	503,148	633,062
Turkiye Vakiflar Bankasi Tao	1,023,771	1,944,758
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	148,671

		17,739,876

TOTAL COMMON STOCKS (Cost $928,952,457)		$998,165,520

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 2.3%
Brazil - 2.3%
Banco ABC Brasil SA	96,300	700,575
Banco Daycoval SA	88,000	469,057
Banco Industrial e Comercial SA	155,800	614,511
Banco Panamericano SA	64,100	239,833
Banco Pine SA	49,096	370,079
Banco Sofisa SA	83,500	163,757
Bardella SA Industrias Mecanicas	916	41,664
Braskem SA, A Shares	27,000	213,728
Companhia de Ferro Ligas da Bahia	119,324	738,646
Companhia de Tecidos Norte de Minas SA	92,100	206,859
Confab Industrial SA	221,600	707,731
Eucatex SA Industria e Comercio	45,078	206,937
Forjas Taurus SA	30,405	35,811
Gerdau SA	444,000	4,246,756
Inepar SA Industria e Construcoes	152,248	190,993
Klabin SA	441,900	2,043,132
Parana Banco SA	21,400	153,339
Petroleo Brasileiro SA	190,669	2,438,917
Suzano Papel e Celulose SA	379,300	1,622,796
Telemar Norte Leste SA	52,047	1,366,004
Unipar Participacoes SA (I)	773,200	131,306
Usinas Siderurgicas de Minas Gerais SA	920,837	6,058,370

		22,960,801
India - 0.0%
Trent, Ltd., Series B (I)	926	16,267
Malaysia - 0.0%
TA Global BHD (I)	1,233,900	102,708

TOTAL PREFERRED SECURITIES (Cost $23,935,405)		$23,079,776

RIGHTS - 0.0%
Banco Panamericano SA (Expiration Date:
05/29/2012, Strike Price: BRL 6.05) (I)	168,154	76,457
BOMI SA (Expiration Date: 04/03/2012, Strike
Price: PLN 0.92) (I)	17,357	1,306
Murray & Roberts Holdings, Ltd. (Expiration
Date 04/20/2012, Strike Price:
ZAR 18.00) (I)(L)	29,039	38,045
Xiwang Sugar Holdings Company, Ltd.
(Expiration Date: 04/20/2012, Strike Price:
HKD 1.18) (I)	435,345	1,121

TOTAL RIGHTS (Cost $34,068)		$116,929

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	5,863,382	58,684,248

TOTAL SECURITIES LENDING
COLLATERAL (Cost $58,683,633)		$58,684,248

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds* - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	374,104	374,104

TOTAL SHORT-TERM INVESTMENTS (Cost $374,104)		$374,104

Total Investments (Emerging Markets Value Trust)
(Cost $1,011,979,667) - 105.0%		$1,080,420,577
Other assets and liabilities, net - (5.0%)		(51,806,705)

TOTAL NET ASSETS - 100.0%		$1,028,613,872

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.7%
Consumer Discretionary - 12.6%
Automobiles - 0.8%
General Motors Company (I)	210,300	$5,394,195
Harley-Davidson, Inc.	247,800	12,162,024

		17,556,219
Distributors - 0.5%
Genuine Parts Company	181,100	11,364,025
Diversified Consumer Services - 0.2%
H&R Block, Inc.	221,100	3,641,517
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	257,000	8,244,560
Marriott International, Inc., Class A	270,687	10,245,503

		18,490,063
Household Durables - 1.1%
Whirlpool Corp.	306,500	23,557,590
Leisure Equipment & Products - 1.3%
Hasbro, Inc.	190,300	6,987,816
Mattel, Inc.	605,975	20,397,119

		27,384,935
Media - 5.4%
Cablevision Systems Corp., Class A	511,500	7,508,820
Comcast Corp., Class A	505,300	15,164,053
The Madison Square Garden, Inc., Class A (I)	187,400	6,409,080
The McGraw-Hill Companies, Inc.	391,700	18,985,699
The New York Times Company, Class A (I)(L)	619,700	4,207,763
The Walt Disney Company	610,300	26,718,934
Time Warner, Inc.	784,400	29,611,100
WPP PLC	488,313	6,674,800

		115,280,249
Multiline Retail - 1.3%
Kohl’s Corp. (L)	292,400	14,628,772
Macy’s, Inc.	344,300	13,679,039

		28,307,811
Specialty Retail - 1.1%
Staples, Inc.	888,700	14,379,166
The Home Depot, Inc.	129,600	6,520,176
Tiffany & Company	20,800	1,437,904

		22,337,246

		267,919,655
Consumer Staples - 6.8%
Beverages - 1.3%
Beam, Inc.	22,600	1,323,682
Molson Coors Brewing Company, Class B	168,200	7,611,050
PepsiCo, Inc.	274,700	18,226,345

		27,161,077
Food Products - 2.7%
Archer-Daniels-Midland Company	532,600	16,862,116
Campbell Soup Company (L)	515,000	17,432,750
ConAgra Foods, Inc.	490,200	12,872,652
McCormick & Company, Inc., Non-
Voting Shares	166,400	9,057,152
The Hershey Company	23,300	1,428,989

		57,653,659
Household Products - 2.1%
Clorox Company	296,500	20,384,375
Kimberly-Clark Corp.	320,400	23,674,356

		44,058,731

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.7%
Avon Products, Inc.	783,700	$15,172,432

		144,045,899
Energy - 13.1%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	249,000	16,620,750
Schlumberger, Ltd.	259,200	18,125,856

		34,746,606
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	287,400	22,514,916
BP PLC, ADR	297,775	13,399,875
Chevron Corp. (L)	532,300	57,083,852
ConocoPhillips	150,500	11,439,505
CONSOL Energy, Inc.	440,900	15,034,690
Exxon Mobil Corp.	550,300	47,727,519
Murphy Oil Corp.	422,900	23,796,583
Petroleo Brasileiro SA, ADR	177,600	4,717,056
Royal Dutch Shell PLC, ADR	526,600	36,930,458
Spectra Energy Corp.	331,350	10,454,093

		243,098,547

		277,845,153
Financials - 20.1%
Capital Markets - 2.5%
Legg Mason, Inc.	525,602	14,680,064
Morgan Stanley	350,600	6,885,784
Northern Trust Corp.	401,600	19,055,920
The Bank of New York Mellon Corp.	528,500	12,752,705

		53,374,473
Commercial Banks - 5.6%
PNC Financial Services Group, Inc.	302,200	19,488,878
Regions Financial Corp.	995,000	6,557,050
SunTrust Banks, Inc.	656,600	15,870,022
U.S. Bancorp	1,110,900	35,193,312
Wells Fargo & Company	1,208,600	41,261,604

		118,370,866
Consumer Finance - 3.4%
American Express Company	743,800	43,036,268
Capital One Financial Corp.	255,575	14,245,751
SLM Corp.	930,600	14,666,256

		71,948,275
Diversified Financial Services - 4.3%
Bank of America Corp.	2,232,193	21,362,087
JPMorgan Chase & Company	1,298,575	59,708,479
NYSE Euronext	335,700	10,074,357

		91,144,923
Insurance - 3.9%
Chubb Corp.	132,400	9,150,164
Lincoln National Corp. (L)	462,100	12,180,956
Loews Corp.	137,200	5,470,164
Marsh & McLennan Companies, Inc.	688,800	22,585,752
Sun Life Financial, Inc. (L)	357,000	8,457,330
The Allstate Corp.	706,500	23,257,980
XL Group PLC	90,300	1,958,607

		83,060,953
Real Estate Investment Trusts - 0.4%
Weyerhaeuser Company	450,800	9,881,536

		427,781,026

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 6.7%
Biotechnology - 0.7%
Amgen, Inc.	238,800	$16,236,012
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	201,900	12,346,185
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	372,300	20,990,274
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Company	530,025	17,888,344
Johnson & Johnson	418,700	27,617,452
Merck & Company, Inc.	598,750	22,992,000
Pfizer, Inc.	1,110,335	25,160,191

		93,657,987

		143,230,458
Industrials - 13.0%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	399,100	24,365,055
Lockheed Martin Corp.	125,800	11,304,388
The Boeing Company	241,900	17,990,103

		53,659,546
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	278,100	22,448,232
Airlines - 0.4%
United Continental Holdings, Inc. (I)(L)	357,200	7,679,800
Building Products - 0.7%
Fortune Brands Home & Security, Inc. (I)	53,100	1,171,917
Masco Corp.	658,600	8,805,482
USG Corp. (I)(L)	259,900	4,470,280

		14,447,679
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	245,400	7,393,902
Electrical Equipment - 1.8%
Cooper Industries PLC	320,200	20,476,790
Emerson Electric Company	333,800	17,417,684

		37,894,474
Industrial Conglomerates - 4.1%
3M Company	332,700	29,680,167
General Electric Company	2,838,900	56,976,723

		86,656,890
Machinery - 2.2%
Illinois Tool Works, Inc. (L)	451,300	25,778,256
Ingersoll-Rand PLC (L)	266,800	11,032,180
ITT Corp.	125,300	2,874,382
Xylem, Inc. (L)	235,600	6,537,900

		46,222,718

		276,403,241
Information Technology - 7.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	895,000	18,929,250
Harris Corp. (L)	478,000	21,548,240
Nokia OYJ, ADR (L)	486,200	2,669,238

		43,146,728
Computers & Peripherals - 0.8%
Hewlett-Packard Company	669,200	15,947,036
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	745,000	10,489,600

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.8%
Computer Sciences Corp.	553,824	$16,581,491
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	378,400	15,287,360
Applied Materials, Inc.	1,025,200	12,753,488
First Solar, Inc. (I)(L)	101,300	2,537,565
Texas Instruments, Inc.	236,600	7,952,126

		38,530,539
Software - 1.5%
Microsoft Corp.	988,725	31,886,381

		156,581,775
Materials - 5.6%
Chemicals - 2.0%
E.I. du Pont de Nemours & Company	214,600	11,352,340
International Flavors & Fragrances, Inc. (L)	153,000	8,965,800
Monsanto Company	271,600	21,662,816

		41,980,956
Construction Materials - 0.7%
Vulcan Materials Company	350,700	14,985,411
Metals & Mining - 1.0%
Nucor Corp. (L)	510,600	21,930,270
Paper & Forest Products - 1.9%
International Paper Company	811,800	28,494,180
MeadWestvaco Corp.	368,400	11,637,756

		40,131,936

		119,028,573
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,185,649	37,027,818
CenturyLink, Inc.	324,817	12,554,177
Telefonica SA	415,935	6,823,269
Verizon Communications, Inc.	452,500	17,299,075

		73,704,339
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	2,864,917	7,910,405

		81,614,744
Utilities - 6.5%
Electric Utilities - 4.6%
Duke Energy Corp. (L)	587,400	12,341,271
Entergy Corp.	335,200	22,525,440
Exelon Corp.	532,400	20,875,404
FirstEnergy Corp.	204,200	9,309,478
Pinnacle West Capital Corp.	220,600	10,566,740
PPL Corp.	249,000	7,036,740
Progress Energy, Inc.	294,200	15,624,962

		98,280,035
Multi-Utilities - 1.9%
NiSource, Inc.	916,600	22,319,210
TECO Energy, Inc. (L)	222,200	3,899,610
Xcel Energy, Inc.	547,900	14,502,913

		40,721,733

		139,001,768

TOTAL COMMON STOCKS (Cost $1,657,571,804)		$2,033,452,292

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	314,450	13,159,733

TOTAL PREFERRED SECURITIES (Cost $15,735,070)		$13,159,733

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	9,874,374	98,828,657

TOTAL SECURITIES LENDING
COLLATERAL (Cost $98,827,563)		$98,828,657

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	1,694,316	1,694,316
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	76,642,711	76,642,711

		78,337,027

TOTAL SHORT-TERM INVESTMENTS (Cost $78,337,027)		$78,337,027

Total Investments (Equity-Income Trust)
(Cost $1,850,471,464) - 104.6%		$2,223,777,709
Other assets and liabilities, net - (4.6%)		(97,817,519)

TOTAL NET ASSETS - 100.0%		$2,125,960,190

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.9%
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (I)	35,750	$2,351,278
Consumer Staples - 2.6%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	88,900	3,982,720
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources, Ltd.	80,420	2,668,336
Financials - 77.2%
Capital Markets - 15.0%
Ameriprise Financial, Inc.	31,986	1,827,360
Julius Baer Group, Ltd. (I)	185,270	7,482,986
The Bank of New York Mellon Corp.	336,296	8,114,822
The Charles Schwab Corp. (L)	27,502	395,204
The Goldman Sachs Group, Inc.	38,388	4,774,316

		22,594,688
Commercial Banks - 14.8%
ICICI Bank, Ltd., ADR (L)	34,573	1,205,561
SKBHC Holdings LLC (I)	432	2,615,326
State Bank of India, GDR	99,569	8,202,866
U.S. Bancorp	28,629	906,967
Wells Fargo & Company	275,881	9,418,577

		22,349,297
Consumer Finance - 10.5%
American Express Company	265,968	15,388,908
The First Marblehead Corp. (I)(L)	410,168	500,405

		15,889,313

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 9.2%
Bank of America Corp.	36,055	$345,046
Oaktree Capital Group LLC, Class A (I)(S)	294,700	13,556,200

		13,901,246
Insurance - 23.8%
Alleghany Corp. (I)	21,459	7,062,157
Everest Re Group, Ltd.	54,438	5,036,604
Loews Corp.	212,205	8,460,613
Markel Corp. (I)(L)	18,474	8,293,718
The Progressive Corp.	303,335	7,031,305

		35,884,397
Real Estate Management & Development - 3.9%
Brookfield Asset Management, Inc., Class A	186,990	5,903,274

		116,522,215
Information Technology - 4.6%
IT Services - 4.6%
Cielo SA	55,940	1,896,588
Visa, Inc., Class A	42,463	5,010,633

		6,907,221

		6,907,221
Materials - 0.1%
Paper & Forest Products - 0.1%
Sino-Forest Corp. (I)(L)	606,500	208,484

TOTAL COMMON STOCKS (Cost $124,241,723)		$132,640,254

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	415,527	4,158,845

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,158,641)		$4,158,845

SHORT-TERM INVESTMENTS - 10.6%
Commercial Paper - 10.6%
HSBC Finance Corp. 0.090%, 04/04/2012 * $	7,100,000	$7,099,947
Barclays U.S. Funding LLC 0.100%,
04/02/2012 *	4,845,000	4,844,987
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.130%,
04/04/2012 *	4,000,000	3,999,884

		15,944,818

TOTAL SHORT-TERM INVESTMENTS (Cost $15,944,818)		$15,944,818

Total Investments (Financial Services Trust)
(Cost $144,345,182) - 101.2%		$152,743,917
Other assets and liabilities, net - (1.2%)		(1,794,298)

TOTAL NET ASSETS - 100.0%		$150,949,619

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 66.6%
John Hancock Variable Insurance Trust (G) - 66.6%
Global, Series NAV (Franklin)	28,369,869	$423,562,147
Mutual Shares, Series NAV (Franklin)	40,477,609	425,419,672

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Franklin Templeton Founding
Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 33.4%
John Hancock Variable Insurance Trust (G) - 33.4%
Income, Series NAV (Franklin)	39,619,643	$425,118,772

		1,274,100,591

TOTAL INVESTMENT COMPANIES (Cost $1,302,738,813)		$1,274,100,591

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,302,738,813) - 100.0%		$1,274,100,591
Other assets and liabilities, net - 0.0%		(33,740)

TOTAL NET ASSETS - 100.0%		$1,274,066,851

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 19.1%
Household Durables - 3.3%
Lennar Corp., Class A	1,632,817	$44,379,966
Internet & Catalog Retail - 7.8%
Amazon.com, Inc. (I)	429,450	86,967,920
Blue Nile, Inc. (I)	524,157	17,286,698

		104,254,618
Media - 2.9%
CBS Corp., Class B	711,013	24,110,451
Omnicom Group, Inc.	274,480	13,902,412

		38,012,863
Specialty Retail - 5.1%
Lowe’s Companies, Inc.	1,747,718	54,843,391
The Home Depot, Inc.	273,120	13,740,667

		68,584,058

		255,231,505
Consumer Staples - 4.4%
Beverages - 4.4%
Diageo PLC, ADR	149,776	14,453,384
PepsiCo, Inc.	200,241	13,285,990
SABMiller PLC	333,336	13,376,935
Tsingtao Brewery Company, Ltd., H Shares	3,391,254	18,249,355

		59,365,664

		59,365,664
Energy - 7.5%
Energy Equipment & Services - 2.5%
National Oilwell Varco, Inc.	175,940	13,981,952
Schlumberger, Ltd.	288,333	20,163,127

		34,145,079
Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	274,112	27,531,809
Occidental Petroleum Corp.	231,628	22,057,934
Ultra Petroleum Corp. (I)	754,652	17,077,775

		66,667,518

		100,812,597

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 21.4%
Capital Markets - 10.8%
AllianceBernstein Holding LP	1,752,489	$27,356,353
Northern Trust Corp.	482,860	22,911,707
State Street Corp.	449,261	20,441,376
T. Rowe Price Group, Inc.	561,563	36,670,064
The Goldman Sachs Group, Inc.	303,246	37,714,705

		145,094,205
Diversified Financial Services - 8.4%
Bank of America Corp.	5,548,279	53,097,030
JPMorgan Chase & Company	694,375	31,927,363
Moody’s Corp.	639,726	26,932,465

		111,956,858
Insurance - 2.2%
Prudential Financial, Inc.	455,595	28,880,167

		285,931,230
Health Care - 8.0%
Biotechnology - 2.8%
Amgen, Inc.	549,996	37,394,228
Health Care Equipment & Supplies - 1.3%
Medtronic, Inc.	445,353	17,453,384
Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc. (I)	1,818,902	11,022,546
Amsurg Corp. (I)	712,023	19,922,404

		30,944,950
Pharmaceuticals - 1.6%
Merck & Company, Inc.	544,826	20,921,318

		106,713,880
Industrials - 9.9%
Aerospace & Defense - 2.0%
American Science & Engineering, Inc.	398,325	26,707,691
Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	99,438	8,026,635
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	1,263,090	38,056,902
Electrical Equipment - 1.4%
Sensata Technologies Holding NV (I)	566,113	18,953,463
Professional Services - 3.1%
Robert Half International, Inc.	1,357,277	41,125,493

		132,870,184
Information Technology - 27.0%
Communications Equipment - 10.8%
Cisco Systems, Inc.	1,944,675	41,129,876
QUALCOMM, Inc.	1,340,584	91,186,524
Tellabs, Inc.	3,054,090	12,369,065

		144,685,465
Internet Software & Services - 8.0%
Ancestry.com, Inc. (I)	1,935,190	44,006,221
Bankrate, Inc. (I)	538,992	13,340,052
Google, Inc., Class A (I)	53,908	34,567,966
VistaPrint NV (I)	406,550	15,713,158

		107,627,397
IT Services - 5.2%
Broadridge Financial Solutions, Inc.	1,108,419	26,502,298
Visa, Inc., Class A	363,644	42,909,992

		69,412,290

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.0%
FactSet Research Systems, Inc.	208,607	$20,660,436
Oracle Corp.	677,852	19,766,164

		40,426,600

		362,151,752
Materials - 1.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	265,519	24,374,644

TOTAL COMMON STOCKS (Cost $1,258,440,741)		$1,327,451,456

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $4,531,004 on 04/02/2012,
collateralized by $4,085,000 U.S. Treasury
Notes, 3.375% due 11/15/2019 (valued at
$4,626,263 including interest)	$4,531,000	$4,531,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,531,000)		$4,531,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,262,971,741) - 99.5%		$1,331,982,456
Other assets and liabilities, net - 0.5%		7,273,663

TOTAL NET ASSETS - 100.0%		$1,339,256,119

Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 21.4%
Fixed Income - 21.4%
John Hancock Variable Insurance Trust (G) - 21.4%
Bond, Series NAV (John Hancock) (A)(1)	17,009,370	$235,579,777
American Funds Insurance Series - 78.6%
Equity - 60.4%
American Growth Fund - Class 1	4,380,179	261,847,125
American Growth-Income Fund - Class 1	7,075,927	261,597,012
American International Fund - Class 1	8,367,630	142,919,116
Fixed Income - 18.2%
American Bond Fund - Class 1	17,990,339	200,592,282

TOTAL INVESTMENT COMPANIES (Cost $897,713,053)		$1,102,535,312

Total Investments (Fundamental Holdings Trust)
(Cost $897,713,053) - 100.0%		$1,102,535,312
Other assets and liabilities, net - 0.0%		(7,585)

TOTAL NET ASSETS - 100.0%		$1,102,527,727

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 18.3%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	479,388	$15,378,767
Household Durables - 3.3%
Dorel Industries, Inc., Class B	135,149	3,854,819
Lennar Corp., Class A	485,741	13,202,440

		17,057,259
Media - 4.6%
Comcast Corp., Class A	273,375	8,203,984
Lamar Advertising Company, Class A (I)	257,561	8,347,552
Omnicom Group, Inc.	145,693	7,379,350

		23,930,886
Multiline Retail - 1.4%
Target Corp.	124,848	7,274,893
Specialty Retail - 6.1%
Lowe’s Companies, Inc.	680,362	21,349,760
The Home Depot, Inc.	210,585	10,594,531

		31,944,291

		95,586,096
Consumer Staples - 7.4%
Beverages - 5.0%
Diageo PLC, ADR	138,819	13,396,034
PepsiCo, Inc.	114,167	7,574,980
SABMiller PLC (I)	126,463	5,075,021

		26,046,035
Food & Staples Retailing - 1.3%
Walgreen Company	199,719	6,688,589
Tobacco - 1.1%
Philip Morris International, Inc.	67,732	6,001,733

		38,736,357
Energy - 11.5%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	93,095	7,398,260
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	126,108	12,666,288
Chevron Corp.	117,998	12,654,106
ConocoPhillips	94,419	7,176,788
Exxon Mobil Corp.	72,194	6,261,386
Occidental Petroleum Corp.	145,215	13,828,824

		52,587,392

		59,985,652
Financials - 26.5%
Capital Markets - 7.8%
AllianceBernstein Holding LP	446,880	6,975,797
Northern Trust Corp.	144,347	6,849,265
State Street Corp.	211,223	9,610,647
The Goldman Sachs Group, Inc.	138,682	17,247,880

		40,683,589
Commercial Banks - 6.2%
U.S. Bancorp	462,978	14,667,143
Wells Fargo & Company	515,061	17,584,183

		32,251,326
Diversified Financial Services - 8.3%
Bank of America Corp.	1,432,400	13,708,068
JPMorgan Chase & Company	416,611	19,155,774
Moody’s Corp.	250,121	10,530,094

		43,393,936

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.2%
Prudential Financial, Inc.	216,136	$13,700,861
Stewart Information Services Corp.	578,914	8,226,368

		21,927,229

		138,256,080
Health Care - 10.7%
Biotechnology - 3.2%
Amgen, Inc.	243,607	16,562,840
Health Care Equipment & Supplies - 1.7%
Medtronic, Inc.	234,874	9,204,712
Health Care Providers & Services - 2.1%
Amsurg Corp. (I)	202,217	5,658,032
VCA Antech, Inc. (I)	222,274	5,158,980

		10,817,012
Pharmaceuticals - 3.7%
Merck & Company, Inc.	337,348	12,954,163
Novartis AG, ADR	113,982	6,315,743

		19,269,906

		55,854,470
Industrials - 10.8%
Aerospace & Defense - 0.9%
The Boeing Company	62,502	4,648,274
Air Freight & Logistics - 1.9%
FedEx Corp.	106,410	9,785,464
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	472,571	14,238,564
Electrical Equipment - 1.4%
Sensata Technologies Holding NV (I)	216,994	7,264,959
Industrial Conglomerates - 2.4%
General Electric Company	635,560	12,755,689
Professional Services - 1.5%
Robert Half International, Inc.	261,289	7,917,057

		56,610,007
Information Technology - 10.8%
Communications Equipment - 6.8%
Cisco Systems, Inc.	738,153	15,611,936
QUALCOMM, Inc.	245,919	16,727,410
Tellabs, Inc.	812,950	3,292,448

		35,631,794
IT Services - 1.4%
Broadridge Financial Solutions, Inc.	297,304	7,108,536
Software - 2.6%
Microsoft Corp.	171,088	5,517,588
Oracle Corp.	270,945	7,900,756

		13,418,344

		56,158,674
Utilities - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	71,980	4,837,056

TOTAL COMMON STOCKS (Cost $467,902,377)		$506,024,392

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $3,900,003 on 04/02/2012,
collateralized by $3,515,000 U.S. Treasury
Bonds, 3.375% due 11/15/2019 (valued at
$3,980,738, including interest)	$3,900,000	$3,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,900,000)		$3,900,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $471,802,377) - 97.6%		$509,924,392
Other assets and liabilities, net - 2.4%		12,464,751

TOTAL NET ASSETS - 100.0%		$522,389,143

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 8.2%
Automobiles - 0.7%
Harley-Davidson, Inc.	242,228	$11,888,550
Distributors - 0.4%
Li & Fung, Ltd.	2,735,300	6,248,435
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,975,866
Internet & Catalog Retail - 1.6%
Expedia, Inc. (L)	162,315	5,427,814
Groupon, Inc. (I)(L)	96,000	1,764,480
Liberty Interactive Corp., Series A (I)	425,495	8,122,700
Netflix, Inc. (I)(L)	70,480	8,108,019
TripAdvisor, Inc. (I)	79,645	2,840,937

		26,263,950
Media - 1.7%
Grupo Televisa SAB, ADR	139,111	2,932,460
The Walt Disney Company	588,690	25,772,848

		28,705,308
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (I)	698,178	45,919,167
CarMax, Inc. (I)(L)	255,468	8,851,966
Tiffany & Company	46,330	3,202,793

		57,973,926
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	39,000	2,448,739

		136,504,774
Consumer Staples - 16.7%
Beverages - 4.0%
Diageo PLC, ADR (L)	311,582	30,067,663
Heineken Holding NV	296,355	13,869,812
The Coca-Cola Company	301,580	22,319,936

		66,257,411
Food & Staples Retailing - 11.0%
Costco Wholesale Corp.	885,717	80,423,104
CVS Caremark Corp.	2,069,636	92,719,693
Sysco Corp. (L)	136,200	4,066,932
Walgreen Company (L)	130,060	4,355,709

		181,565,438

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.6%
Kraft Foods, Inc., Class A	117,450	$4,464,275
Nestle SA	22,680	1,427,360
Unilever NV - NY Shares (L)	124,080	4,222,442

		10,114,077
Personal Products - 0.2%
Natura Cosmeticos SA	110,700	2,407,510
Tobacco - 0.9%
Philip Morris International, Inc.	170,957	15,148,500

		275,492,936
Energy - 11.3%
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	88,320	6,176,218
Transocean, Ltd.	204,152	11,167,114

		17,343,332
Oil, Gas & Consumable Fuels - 10.2%
Canadian Natural Resources, Ltd.	1,281,910	42,533,774
China Coal Energy Company, Ltd., H Shares	6,024,500	6,760,218
Devon Energy Corp.	238,361	16,952,234
EOG Resources, Inc.	498,693	55,404,792
Occidental Petroleum Corp.	403,730	38,447,208
OGX Petroleo e Gas Participacoes SA (I)	1,062,400	8,788,102

		168,886,328

		186,229,660
Financials - 33.3%
Capital Markets - 8.5%
Ameriprise Financial, Inc.	142,237	8,126,000
Julius Baer Group, Ltd. (I)	910,600	36,778,792
The Bank of New York Mellon Corp.	3,289,202	79,368,444
The Charles Schwab Corp. (L)	561,700	8,071,629
The Goldman Sachs Group, Inc.	61,700	7,673,629

		140,018,494
Commercial Banks - 6.1%
Wells Fargo & Company	2,936,026	100,235,928
Consumer Finance - 5.7%
American Express Company	1,646,310	95,255,497
Diversified Financial Services - 0.4%
CME Group, Inc.	11,190	3,237,603
JPMorgan Chase & Company	74,008	3,402,888

		6,640,491
Insurance - 10.8%
ACE, Ltd.	154,530	11,311,596
Alleghany Corp. (I)	67,586	22,242,553
AON PLC	52,280	2,564,857
Berkshire Hathaway, Inc. Class A (I)	276	33,644,400
Everest Re Group, Ltd.	27,630	2,556,328
Fairfax Financial Holdings, Ltd.	22,200	8,937,469
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,551,849
Loews Corp.	1,197,227	47,733,440
Markel Corp. (I)(L)	5,723	2,569,284
The Progressive Corp.	1,872,084	43,394,907

		178,506,683
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc., Class A	456,380	14,407,917
Hang Lung Group, Ltd.	2,503,200	15,935,842

		30,343,759

		551,000,852

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 7.8%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	76,780	$4,589,908
Becton, Dickinson and Company	68,890	5,349,309

		9,939,217
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (I)(L)	644,188	34,902,106
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	134,580	5,990,156
Pharmaceuticals - 4.7%
Johnson & Johnson	410,820	27,097,687
Merck & Company, Inc.	891,039	34,215,898
Pfizer, Inc.	218,056	4,941,149
Roche Holdings AG	70,500	12,274,524

		78,529,258

		129,360,737
Industrials - 5.0%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	160,400	14,413,544
Commercial Services & Supplies - 1.4%
Iron Mountain, Inc. (L)	838,291	24,142,781
Machinery - 0.4%
PACCAR, Inc.	138,280	6,475,652
Marine - 1.2%
China Shipping Development Company, Ltd.,
H Shares	4,656,400	3,201,675
Kuehne & Nagel International AG	118,956	16,082,193

		19,283,868
Transportation Infrastructure - 1.1%
China Merchants Holdings
International Company, Ltd.	5,666,261	18,856,471
LLX Logistica SA (I)	197,200	366,215

		19,222,686

		83,538,531
Information Technology - 7.7%
Computers & Peripherals - 0.5%
Hewlett-Packard Company	311,046	7,412,226
Internet Software & Services - 2.9%
Google, Inc., Class A (I)	74,810	47,971,164
IT Services - 0.5%
Visa, Inc., Class A	67,830	8,003,940
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	199,270	5,601,480
Texas Instruments, Inc.	727,110	24,438,167

		30,039,647
Software - 2.0%
Activision Blizzard, Inc.	755,900	9,690,638
Microsoft Corp.	459,854	14,830,292
Oracle Corp.	298,350	8,699,886

		33,220,816

		126,647,793
Materials - 5.6%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	116,700	10,713,060
Ecolab, Inc.	126,855	7,829,491
Monsanto Company	270,060	21,539,986
Potash Corp. of Saskatchewan, Inc.	250,098	11,426,978

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	61,013	$6,994,530

		58,504,045
Construction Materials - 0.4%
Martin Marietta Materials, Inc. (L)	72,141	6,177,434
Containers & Packaging - 0.4%
Sealed Air Corp.	305,275	5,894,860
Metals & Mining - 1.3%
BHP Billiton PLC	355,520	10,886,233
Rio Tinto PLC	192,534	10,672,455

		21,558,688
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	1,015,920	349,222
Sino-Forest Corp. (I)(S)	31,600	10,862

		360,084

		92,495,111
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV,
Series L, ADR (L)	124,400	3,088,852

TOTAL COMMON STOCKS (Cost $1,287,809,921)		$1,584,359,246

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Sino-Forest Corp. 5.000%, 08/01/2013 (H)(S)	$3,244,100	$794,805

TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$794,805

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	7,076,171	$70,822,569

TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,820,066)		$70,822,569

COMMERCIAL PAPER - 3.3%
Barclays U.S. Funding LLC 0.100%,
04/02/2012 *	$33,244,000	$33,243,723
HSBC Finance Corp. 0.090%, 04/04/2012 *	21,137,000	21,136,841

TOTAL COMMERCIAL PAPER (Cost $54,380,564)		$54,380,564

Total Investments (Fundamental Value Trust)
(Cost $1,416,254,651) - 103.4%		$1,710,357,184
Other assets and liabilities, net - (3.4%)		(56,395,719)

TOTAL NET ASSETS - 100.0%		$1,653,961,465

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Austria - 0.5%
Telekom Austria AG	292,670	$3,411,388
Bermuda - 0.7%
RenaissanceRe Holdings, Ltd. (L)	60,280	4,565,004
Brazil - 0.8%
Petroleo Brasileiro SA, Class A, ADR	63,250	1,616,670

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Vale SA (Preference A Shares), ADR (L)	146,440	$3,322,724

		4,939,394
China - 0.5%
China Telecom Corp., Ltd., ADR (I)(L)	53,040	2,911,896
France - 9.6%
Alstom SA (L)	195,310	7,615,309
AXA SA	423,026	7,019,567
BNP Paribas SA	107,770	5,119,134
Cie Generale des Etablissements Michelin	71,122	5,293,409
Credit Agricole SA (I)	818,790	5,093,789
France Telecom SA	338,330	5,018,863
Sanofi	148,590	11,519,849
Total SA	190,620	9,716,178
Vivendi SA	191,850	3,526,102

		59,922,200
Germany - 5.6%
Deutsche Lufthansa AG	501,640	7,017,450
Deutsche Post AG	185,900	3,581,970
Merck KGaA	42,920	4,749,897
Muenchener Rueckversicherungs AG	42,740	6,449,887
SAP AG	95,650	6,679,413
Siemens AG	63,450	6,404,174

		34,882,791
Hong Kong - 1.2%
AIA Group, Ltd.	754,600	2,763,313
Cheung Kong Holdings, Ltd.	194,000	2,504,360
China Mobile, Ltd.	187,000	2,059,635

		7,327,308
India - 0.5%
ICICI Bank, Ltd., ADR	83,180	2,900,487
Ireland - 1.6%
CRH PLC	422,064	8,633,477
Seagate Technology PLC	60,280	1,624,546

		10,258,023
Italy - 3.3%
ENI SpA	299,420	7,015,665
Intesa Sanpaolo SpA	3,021,200	5,419,362
UniCredit SpA	1,629,069	8,166,142

		20,601,169
Japan - 3.7%
Konica Minolta Holdings, Inc. (L)	319,010	2,816,981
Mazda Motor Corp. (I)	1,444,000	2,543,880
Nintendo Company, Ltd. (L)	33,050	5,006,259
Nissan Motor Company, Ltd. (L)	394,200	4,225,041
Nomura Holdings, Inc.	410,300	1,829,679
Toyota Motor Corp.	155,450	6,768,625

		23,190,465
Netherlands - 6.6%
Akzo Nobel NV	83,610	4,932,478
ING Groep NV, ADR (I)	919,950	7,671,673
Koninklijke Philips Electronics NV	328,180	6,651,225
Randstad Holdings NV (L)	149,170	5,623,696
Reed Elsevier NV	269,582	3,441,392
Royal Dutch Shell PLC, A Shares	97,344	3,410,897
Royal Dutch Shell PLC, B Shares	199,440	7,026,481
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	2,394	83,572
SBM Offshore NV	125,169	2,556,207

		41,397,621

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 0.8%
Statoil ASA	174,480	$4,730,734
Russia - 0.9%
Gazprom OAO, ADR	471,880	5,837,156
Singapore - 3.1%
DBS Group Holdings, Ltd.	419,510	4,729,794
Flextronics International, Ltd. (I)	622,360	4,499,663
Singapore Telecommunications, Ltd.	4,169,000	10,444,734

		19,674,191
South Korea - 3.2%
KB Financial Group, Inc., ADR (L)	140,908	5,171,324
Samsung Electronics Company, Ltd.	13,210	14,876,576

		20,047,900
Spain - 0.6%
Telefonica SA	215,740	3,539,140
Sweden - 0.8%
Telefonaktiebolaget LM Ericsson, B Shares	496,087	5,131,116
Switzerland - 6.4%
Adecco SA (I)	32,410	1,697,056
Credit Suisse Group AG (I)	188,120	5,359,535
Noble Corp. (I)(L)	131,450	4,925,432
Roche Holdings AG	57,200	9,958,905
Swiss Re, Ltd. (I)	124,520	7,964,691
TE Connectivity, Ltd.	135,420	4,976,685
UBS AG (I)	378,050	5,301,571

		40,183,875
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,294,973	6,602,210
Turkey - 0.8%
Turkcell Iletisim Hizmetleri AS, ADR (I)	382,250	4,816,350
United Kingdom - 11.5%
Aviva PLC	1,256,769	6,666,003
BAE Systems PLC	592,240	2,839,071
BP PLC	1,137,675	8,497,301
Carillion PLC	166,950	797,702
GlaxoSmithKline PLC	512,860	11,452,344
HSBC Holdings PLC	610,662	5,370,996
International Consolidated
Airlines Group SA (I)	592,720	1,706,466
International Consolidated Airlines Group SA
(London Exchange) (I)	1,982,340	5,668,938
Kingfisher PLC	1,640,530	8,044,098
Rentokil Initial PLC	1,196,720	1,633,563
Tesco PLC	1,215,450	6,414,213
Vodafone Group PLC	4,767,350	13,163,268

		72,253,963
United States - 34.7%
American Express Company	90,550	5,239,216
Amgen, Inc.	272,420	18,521,836
Baker Hughes, Inc.	180,320	7,562,621
Bank of America Corp.	257,130	2,460,734
Brocade Communications Systems, Inc. (I)	584,460	3,360,645
Chevron Corp.	64,000	6,863,360
Cisco Systems, Inc.	505,220	10,685,403
Citigroup, Inc.	215,310	7,869,581
Comcast Corp., Special Class A	423,670	12,502,502
CVS Caremark Corp.	167,910	7,522,368
Dell, Inc. (I)	171,320	2,843,912
FedEx Corp. (L)	46,300	4,257,748
General Electric Company	270,670	5,432,347

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Hewlett-Packard Company	174,660	$4,162,148
JPMorgan Chase & Company	106,710	4,906,526
Medtronic, Inc.	164,650	6,452,634
Merck & Company, Inc.	217,350	8,346,240
Microsoft Corp.	499,650	16,113,713
Morgan Stanley	320,480	6,294,227
Navistar International Corp. (I)	63,200	2,556,440
News Corp., Class A	511,400	10,069,466
Oracle Corp.	164,260	4,789,822
Pfizer, Inc.	651,450	14,761,857
Sprint Nextel Corp. (I)(L)	2,056,520	5,861,082
Target Corp.	67,980	3,961,195
The Home Depot, Inc.	75,340	3,790,355
The Walt Disney Company	115,640	5,062,719
Time Warner Cable, Inc.	76,882	6,265,883
Time Warner, Inc.	145,233	5,482,546
United Parcel Service, Inc., Class B	113,280	9,143,962
Viacom, Inc., Class B	76,070	3,610,282

		216,753,370

TOTAL COMMON STOCKS (Cost $676,299,034)		$615,877,751

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,303,702	33,065,436

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,063,498)		$33,065,436

SHORT-TERM INVESTMENTS - 0.9%
Time Deposits - 0.9%
Bank of Montreal, 0.040%, 04/02/2012 *	$6,000,000	$6,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,000,000)		$6,000,000

Total Investments (Global Trust) (Cost $715,362,532) - 104.7%		$654,943,187
Other assets and liabilities, net - (4.7%)		(29,542,219)

TOTAL NET ASSETS - 100.0%		$625,400,968

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.3%
U.S. Government - 2.4%
U.S. Treasury Bonds
3.125%, 11/15/2041	$5,500,000	5,255,070
3.750%, 08/15/2041 (F)	6,100,000	6,570,847
3.875%, 08/15/2040 (F)	4,200,000	4,629,190
5.500%, 08/15/2028	3,700,000	4,945,279
U.S. Treasury Notes 2.000%, 11/15/2021	2,000,000	1,967,968

		23,368,354
U.S. Government Agency - 27.9%
Federal Home Loan Mortgage Corp.
4.000%, TBA	19,000,000	19,864,359
5.198%, 03/01/2035 (P)	498,643	538,367
Federal National Mortgage Association
2.245%, 12/01/2034 (P)	272,838	286,991
2.497%, 11/01/2034 (P)	1,557,806	1,651,270
3.500%, TBA	83,000,000	84,983,268
3.500%, 03/01/2041	9,751,647	10,022,753

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
4.000%, TBA		$82,000,000	$85,936,241
4.000%, 07/01/2040		182,036	190,822
4.500%, TBA		66,000,000	70,187,792
5.025%, 05/01/2035 (P)		267,254	288,044
Government National
Mortgage Association
1.625%, 11/20/2023 to 10/20/2026 (P)		71,336	73,122
2.250%, 01/20/2030 (P)		20,972	21,635
2.375%, 02/20/2024 to 06/20/2030 (P)		79,707	82,072

			274,126,736

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $299,052,417)			$297,495,090

FOREIGN GOVERNMENT
OBLIGATIONS - 22.6%
Canada - 1.1%
Province of British Columbia
4.300%, 06/18/2042	CAD	600,000	685,749
Province of Ontario
4.000%, 06/02/2021		2,600,000	2,810,513
6.200%, 06/02/2031		300,000	410,342
Province of Quebec
2.750%, 08/25/2021		$4,300,000	4,314,822
4.250%, 12/01/2021	CAD	2,200,000	2,412,755
Province of Quebec Canada
5.000%, 12/01/2041		400,000	494,216

			11,128,397
France - 0.9%
Societe Financement de l’Economie
Francaise
2.250%, 06/11/2012 (S)		$8,800,000	8,822,282

			8,822,282
Germany - 6.8%
Federal Republic of Germany
2.500%, 02/27/2015	EUR	10,700,000	15,158,217
3.250%, 01/04/2020		1,000,000	1,510,415
4.750%, 07/04/2028		1,600,000	2,776,869
5.500%, 01/04/2031		6,300,000	12,092,601
5.625%, 01/04/2028		3,900,000	7,341,296
6.500%, 07/04/2027		13,600,000	27,592,005

			66,471,403
Mexico - 1.6%
Government of Mexico
6.250%, 06/16/2016	MXN	105,500,000	8,552,602
8.000%, 06/11/2020		20,000,000	1,762,957
10.000%, 12/05/2024		50,300,000	5,138,764

			15,454,323
New Zealand - 3.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	22,300,000	19,501,058
5.500%, 04/15/2023		3,000,000	2,715,576
6.000%, 05/15/2021		11,100,000	10,384,093
Government of New Zealand, Series 1217
6.000%, 12/15/2017		600,000	550,249

			33,150,976

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Norway - 0.5%
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	$5,253,560

			5,253,560
Spain - 1.6%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013	EUR	1,100,000	1,499,207
Kingdom of Spain
2.567%, 03/25/2014 (P)		11,000,000	14,262,763

			15,761,970
United Kingdom - 6.7%
Government of United Kingdom
3.750%, 09/07/2019 to 09/07/2021	GBP	6,900,000	12,615,600
4.000%, 03/07/2022		700,000	1,298,470
4.250%, 12/07/2027 to 12/07/2040		15,000,000	27,988,758
4.750%, 12/07/2030 to 12/07/2038		10,300,000	20,440,088
5.000%, 03/07/2025		1,200,000	2,437,812
6.000%, 12/07/2028		600,000	1,362,333

			66,143,061

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $215,861,081)			$222,185,972

CORPORATE BONDS - 39.1%
Australia - 3.2%
Commonwealth Bank of Australia
0.974%, 06/25/2014 (P) (S)		$9,800,000	9,893,423
1.000%, 07/12/2013 (P) (S)		7,900,000	7,937,114
ING Bank Australia, Ltd.
5.073%, 06/24/2014 (P)	AUD	10,000,000	10,442,971
National Australia Bank, Ltd.
1.083%, 07/08/2014 (P) (S)		$2,500,000	2,508,343
5.750%, 12/19/2013	AUD	40,000	42,476
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$400,000	418,881

			31,243,208
Belgium - 1.0%
European Union
2.500%, 12/04/2015	EUR	3,500,000	4,883,328
2.750%, 06/03/2016		3,500,000	4,913,109

			9,796,437
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	122,769	24,149
Realkredit Danmark A/S, Series 73D
2.080%, 01/01/2038 (P)		1,251,409	220,138

			244,287
France - 5.2%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,835,902
3.000%, 07/23/2013	EUR	200,000	273,734
4.750%, 05/28/2013		2,700,000	3,754,571
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,209,382
2.125%, 04/22/2013 (S)		4,900,000	4,926,950
2.250%, 01/25/2013	EUR	300,000	404,498
2.500%, 09/16/2015 (S)		$5,100,000	5,138,923
Credit Agricole Home Loan
1.311%, 07/21/2014 (P) (S)		5,200,000	5,096,005
Dexia Credit Local SA
2.750%, 01/10/2014 (S)		15,500,000	15,057,661

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Vivendi SA
5.750%, 04/04/2013 (S)		$3,700,000	$3,838,006

			51,535,632
Germany - 7.1%
FMS Wertmanagement
1.266%, 06/16/2014 (P)	GBP	900,000	1,437,448
2.375%, 12/15/2014	EUR	11,900,000	16,491,250
2.750%, 06/03/2016		3,700,000	5,193,928
3.375%, 06/17/2021		2,200,000	3,156,600
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,400,000	4,563,455
Kreditanstalt fuer Wiederaufbau
1.250%, 06/17/2013		7,700,000	10,377,112
2.000%, 09/07/2016		4,700,000	6,462,665
5.500%, 06/05/2014	AUD	5,200,000	5,518,273
6.250%, 05/19/2021		10,900,000	12,161,043
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,175,883

			69,537,657
Ireland - 0.8%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,930,138
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,792,143
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		$600,000	630,870

			8,353,151
Italy - 0.5%
Intesa Sanpaolo SpA
2.892%, 02/24/2014 (P) (S)		4,600,000	4,486,794

			4,486,794
Jersey, C.I. - 0.2%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,270,492

			2,270,492
Luxembourg - 0.3%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,241,750
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	300,000	426,117

			2,667,867
Netherlands - 3.3%
ABN AMRO Bank NV
3.250%, 01/18/2013		3,200,000	4,352,863
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$1,459,000	1,524,953
3.200%, 11/03/2014		2,979,000	3,113,663
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	8,261,089
Gazprom OAO
10.500%, 03/08/2014		$2,700,000	3,069,900
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,513,865
NIBC Bank NV
2.800%, 12/02/2014 (S)		$3,500,000	3,633,525
3.500%, 04/07/2014	EUR	1,700,000	2,380,454

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,200,000	$2,794,000
Ziggo Finance BV
6.125%, 11/15/2017	EUR	700,000	984,937

			32,629,249
Norway - 0.5%
DnB NOR Boligkreditt
2.375%, 07/20/2015		3,700,000	5,023,918

			5,023,918
South Korea - 0.3%
Export-Import Bank of Korea
5.750%, 05/22/2013		1,800,000	2,476,784

			2,476,784
Supranational - 0.3%
Eurofima
6.250%, 12/28/2018	AUD	3,000,000	3,248,470

			3,248,470
Sweden - 0.3%
Stadshypotek AB
3.750%, 12/12/2013	EUR	1,800,000	2,511,728

			2,511,728
United Kingdom - 5.9%
Abbey National Treasury Services PLC
3.125%, 06/30/2014		4,300,000	5,930,469
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,299,314
4.500%, 10/23/2013		200,000	279,364
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$1,840,000	2,163,950
BP Capital Markets PLC
3.125%, 10/01/2015		3,000,000	3,170,904
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,925,466
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,908,876
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,194,782
11.040%, 03/19/2020	GBP	2,800,000	4,541,751
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,115,772
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,496,558
4.625%, 09/13/2012		1,700,000	2,304,246
5.500%, 07/18/2012 (S)		$4,100,000	4,154,542
5.500%, 07/18/2012		4,000,000	4,053,820
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		3,000,000	3,141,381
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	426,089
The Royal Bank of Scotland PLC
2.750%, 06/18/2013	EUR	1,800,000	2,446,670
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,540,275

			58,094,229
United States - 10.2%
Ally Financial, Inc.
6.875%, 08/28/2012		1,000,000	1,017,500
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,688,698

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	285,000	$414,314
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)		5,600,000	7,255,860
AutoZone, Inc.
5.875%, 10/15/2012		$800,000	821,094
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	6,700,000	8,935,788
Bank of America Corp.
6.500%, 08/01/2016		$1,600,000	1,758,842
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
05/23/2017	EUR	4,100,000	4,600,370
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,841,787
Citigroup, Inc.
0.745%, 06/09/2016 (P)		500,000	438,812
4.750%, 05/31/2017 (P)	EUR	2,000,000	2,312,902
5.500%, 04/11/2013 to 10/15/2014		$850,000	910,131
6.000%, 08/15/2017		2,500,000	2,778,968
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,311,172
Computer Sciences Corp.
6.500%, 03/15/2018		2,350,000	2,543,875
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		5,000,000	4,946,575
HCA, Inc.
7.875%, 02/15/2020		200,000	219,750
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		2,800,000	2,957,500
6.625%, 11/15/2013		600,000	612,000
JPMorgan Chase & Company
3.450%, 03/01/2016		300,000	312,741
6.300%, 04/23/2019		500,000	577,590
Lehman Brothers Holdings, Inc.
5.460%, 11/16/2009 (H)		4,100,000	1,199,250
5.625%, 01/24/2013 (H)		4,500,000	1,327,500
6.875%, 05/02/2018 (H)		2,100,000	630,000
Loews Corp.
5.250%, 03/15/2016		400,000	442,254
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	1,020,659
Masco Corp.
5.875%, 07/15/2012		300,000	302,280
Merrill Lynch & Company, Inc.
1.398%, 01/31/2014 (P)	EUR	3,000,000	3,825,667
6.875%, 04/25/2018		$1,068,000	1,186,999
Morgan Stanley
1.321%, 03/01/2013 (P)	EUR	1,300,000	1,714,107
1.651%, 01/16/2017 (P)		1,500,000	1,724,334
2.161%, 01/24/2014 (P)		$2,200,000	2,140,391
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,333,955
Simon Property Group LP
6.125%, 05/30/2018		2,250,000	2,648,365
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,838,460
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,340,000
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,480,000

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		$3,000,000	$3,332,211
The Goldman Sachs Group, Inc.
1.575%, 02/02/2015 (P)	EUR	1,800,000	2,270,875
WM Covered Bond Program
4.000%, 09/27/2016		900,000	1,274,274
4.375%, 05/19/2014		5,200,000	7,293,721

			100,581,571

TOTAL CORPORATE BONDS (Cost $384,057,402)			$384,701,474

MUNICIPAL BONDS - 3.4%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		$1,600,000	2,018,784
8.084%, 02/15/2050		4,100,000	5,689,160
Bay Area Toll Authority (California)
6.907%, 10/01/2050		2,000,000	2,627,640
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047		2,700,000	2,025,432
City of Chicago Illinois, Series A
7.452%, 01/01/2014 (S)		230,000	255,378
City of New York 4.937%, 12/01/2019		2,700,000	3,097,251
Golden State Tobacco
Securitization Corp. (California)
5.125%, 06/01/2047		200,000	137,786
5.750%, 06/01/2047		6,505,000	4,972,357
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		420,000	396,417
Los Angeles Community College District
(California) 6.750%, 08/01/2049		2,300,000	2,984,112
Metropolitan Water District of
Southern California
5.000%, 10/01/2036		5,000	5,351
5.000%, 10/01/2036		40,000	42,810
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		700,000	781,998
New York City Municipal Water Finance
Authority, Series 1289
7.562%, 12/15/2013 (P) (S)		300,000	341,826
Northside Independent School
District (Texas)
5.741%, 08/15/2035		900,000	1,002,825
5.891%, 08/15/2040		1,700,000	1,895,432
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054 (Z)		800,000	62,488
State of California
7.600%, 11/01/2040		2,400,000	3,105,120
7.700%, 11/01/2030		900,000	1,056,897
7.950%, 03/01/2036		200,000	234,100
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040		400,000	471,528

TOTAL MUNICIPAL BONDS (Cost $30,183,779)			$33,204,692

CAPITAL PREFERRED SECURITIES - 0.0%
United States - 0.0%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%) - 07/01/2013 (Q)		300,000	186,000

			186,000

TOTAL CAPITAL PREFERRED SECURITIES (Cost $120,000)			$186,000

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.6%
Australia - 1.1%
Crusade Global Trust, Series 2005-2,
Class A2
4.530%, 08/14/2037 (P)	AUD	3,100,057	$3,105,680
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.563%, 02/21/2038 (P) (S)		$492,135	473,483
Series 2005-P11, Class BA,
4.770%, 08/22/2037 (P)	AUD	2,060,410	2,054,123
Series 2004-P10, Class BA,
4.885%, 07/12/2036 (P)		380,060	385,227
Swan, Series 2006-1E, Class A2
4.515%, 05/12/2037 (P)		1,236,292	1,250,923
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
5.800%, 11/07/2040 (P)		1,902,382	1,962,049
Torrens Trust, Series 2007-1, Class A
4.787%, 10/19/2038 (P)		1,769,044	1,772,079

			11,003,564
Netherlands - 0.1%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.630%, 07/01/2034 (P)	EUR	42,563	54,566
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.291%, 11/20/2035 (P)		153,109	202,330

			256,896
United Kingdom - 3.8%
Alba PLC, Series 2006-2, Class A3A
1.209%, 12/15/2038 (P)	GBP	313,650	403,780
Gosforth Funding PLC, Series 2011-1,
Class A2
2.540%, 04/24/2047 (P)		2,700,000	4,285,412
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.992%, 03/18/2039 (P)	EUR	1,767,895	1,959,243
Series 2006-1, Class A2B,
1.012%, 06/18/2038 (P)		2,429,060	2,843,470
Series 2007-1, Class A2A,
1.167%, 03/18/2039 (P)	GBP	1,767,895	2,353,731
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.581%, 10/15/2054 (P) (S)	EUR	3,600,000	4,821,302
Series 2010-1A, Class A3,
2.631%, 10/15/2054 (P) (S)		4,500,000	6,026,741
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.689%, 12/15/2049 (P)	GBP	8,371,315	11,483,867
Newgate Funding PLC, Series 2007-3X,
Class A1
1.639%, 12/15/2050 (P)		1,097,338	1,719,897
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
1.052%, 06/12/2044 (P)	EUR	1,530,208	1,697,049

			37,594,492
United States - 8.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.876%, 09/25/2035 (P)		$174,559	140,502
American Home Mortgage Assets,
Series 2006-5, Class A1
1.079%, 11/25/2046 (P)		1,093,460	510,241

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.598%, 10/25/2034 (P)	$95,098	$87,765
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.532%, 05/20/2035 (P)	469,947	265,828
Series 2006-J, Class 4A1,
5.741%, 01/20/2047 (P)	259,097	159,705
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.972%, 03/25/2035 (P)	1,335,245	1,134,422
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.412%, 01/25/2037 (P)	2,629,051	1,355,823
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)	2,154,216	2,086,292
Series 2003-6, Class 1A1,
2.593%, 08/25/2033 (P)	182,163	179,497
Series 2003-7, Class 6A,
2.656%, 10/25/2033 (P)	167,236	167,594
Series 2004-2, Class 23A,
2.884%, 05/25/2034 (P)	126,253	108,270
Series 2003-9, Class 2A1,
2.926%, 02/25/2034 (P)	32,065	29,553
Series 2004-2, Class 22A,
3.047%, 05/25/2034 (P)	350,288	336,372
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)	763,989	753,190
Series 2004-9, Class 22A1,
3.207%, 11/25/2034 (P)	143,207	141,639
Series 2005-12, Class 23A1,
5.492%, 02/25/2036 (P)	1,202,314	737,729
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.755%, 11/25/2035 (P)	1,148,714	715,625
Series 2006-1, Class 21A2,
2.762%, 02/25/2036 (P)	2,269,766	1,021,426
Series 2005-7, Class 22A1,
2.826%, 09/25/2035 (P)	1,441,695	954,774
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.749%, 01/26/2036 (P)	2,476,820	1,450,743
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	718,015	674,366
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)	804,179	704,632
Series 2006-AR1, Class 1A1,
2.530%, 10/25/2035 (P)	325,763	269,571
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049	5,600,000	6,124,216
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)	2,913,914	3,033,041
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.422%, 05/25/2047 (P)	2,496,925	1,481,451

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-OA9, Class 2A1B,
0.442%, 07/20/2046 (P)	$813,373	$332,127
Series 2007-11T1, Class A12,
0.592%, 05/25/2037 (P)	617,222	324,761
Series 2005-56, Class 2A3,
1.659%, 11/25/2035 (P)	191,471	117,356
Series 2005-56, Class 2A2,
2.199%, 11/25/2035 (P)	159,668	101,112
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	258,344	215,548
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	335,040	204,757
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	272,622	168,062
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.562%, 03/25/2035 (P)	137,537	85,293
Series 2004-25, Class 1A1,
0.572%, 02/25/2035 (P)	61,218	45,083
Series 2004-25, Class 2A1,
0.582%, 02/25/2035 (P)	91,990	65,406
Series 2004-HYB5, Class 2A1,
2.737%, 04/20/2035 (P)	135,902	129,957
Series 2004-22, Class A3,
2.746%, 11/25/2034 (P)	350,830	289,780
Series 2004-12, Class 11A1,
2.798%, 08/25/2034 (P)	104,661	77,934
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
1.848%, 05/25/2032 (P)	5,196	4,772
Series 2003-AR18, Class 2A3,
2.434%, 07/25/2033 (P)	30,398	28,672
Series 2003-AR20, Class 2A1,
2.575%, 08/25/2033 (P)	468,296	463,286
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	27,326	28,865
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A2
5.714%, 06/15/2039 (P)	434,787	434,541
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR2,
Class 2AB3
0.552%, 10/19/2036 (P)	2,600,000	82,027
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.592%, 12/15/2030 (P)	39,549	39,547
Series T-62, Class 1A1,
1.355%, 10/25/2044 (P)	1,915,166	1,911,609
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.592%, 03/25/2044 (P)	98,217	95,178
Series 2002-W8, Class F,
0.642%, 09/25/2032 (P)	28,095	27,960
Series 2010-136, Class FA,
0.742%, 12/25/2040 (P)	3,278,918	3,268,179
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.541%, 12/25/2033 (P)	160,830	144,805
Series 2005-AR3, Class 2A1,
2.731%, 08/25/2035 (P)	178,860	145,788

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.592%, 11/15/2031 (P)	$95,949	$89,867
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.059%, 06/25/2034 (P)	34,992	31,199
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	3,935,969	4,718,429
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.322%, 10/25/2046 (P)	183,679	174,599
Series 2006-OH1, Class A1,
0.422%, 01/25/2037 (P)	353,731	190,370
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.103%, 10/25/2033 (P)	29,379	25,703
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.870%, 03/25/2033 (P)	164,786	165,377
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.432%, 01/19/2038 (P)	810,704	524,437
Series 2005-4, Class 3A1,
2.799%, 07/19/2035 (P)	72,571	52,469
Series 2003-1, Class A,
2.984%, 05/19/2033 (P)	324,369	313,807
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.574%, 12/25/2034 (P)	110,171	84,370
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	335,193	333,712
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.083%, 11/25/2033 (P)	169,810	171,308
Series 2007-A1, Class 5A5,
2.853%, 07/25/2035 (P)	808,527	782,441
Series 2007-A1, Class 5A6,
2.853%, 07/25/2035 (P)	735,024	564,762
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	1,130,826	1,020,147
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.482%, 05/25/2037 (P)	489,292	231,024
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.682%, 12/15/2030 (P)	64,056	60,149
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.780%, 07/09/2021 (P) (S)	2,699,443	2,594,130
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.452%, 02/25/2036 (P)	5,184,408	3,743,272
Series 2005-A8, Class A3A2,
0.492%, 08/25/2036 (P)	167,894	144,444
Series 2003-A2, Class 1A1,
2.321%, 02/25/2033 (P)	190,704	180,167
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,687,033
Series 2007-8, Class A3,
5.966%, 08/12/2049 (P)	3,200,000	3,541,290

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A,
0.492%, 11/25/2035 (P)	$1,139,277	$936,276
Series 2005-2, Class 1A,
1.996%, 10/25/2035 (P)	1,101,920	1,013,348
NCUA Guaranteed Notes
Series 2010-R2, Class 1A,
0.613%, 11/06/2017 (P)	10,916,417	10,916,417
Series 2010-R1, Class 1A,
0.693%, 10/07/2020 (P)	4,021,603	4,027,877
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.392%, 02/25/2047 (P)	710,876	346,768
Series 2006-QO6, Class A1,
0.422%, 06/25/2046 (P)	2,941,759	1,177,169
Series 2007-QH4, Class A2,
0.472%, 05/25/2037 (P)	989,188	253,987
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)	880,610	428,683
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.642%, 01/25/2046 (P)	754,445	316,299
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036	473,463	320,766
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.110%, 09/25/2035 (P)	203,714	142,485
Sequoia Mortgage Trust
Series 5, Class A,
0.592%, 10/19/2026 (P)	41,252	37,722
Series 2003-4, Class 2A1,
0.592%, 07/20/2033 (P)	264,714	244,703
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-4, Class 3A2,
2.628%, 04/25/2034 (P)	489,007	426,941
Series 2004-1, Class 4A1,
2.722%, 02/25/2034 (P)	204,392	199,002
Series 2005-18, Class 6A1,
2.724%, 09/25/2035 (P)	476,250	378,952
Series 2004-12, Class 7A1,
2.742%, 09/25/2034 (P)	542,568	520,264
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.452%, 05/25/2046 (P)	777,111	379,441
Series 2004-AR3, Class 1A2,
0.822%, 07/19/2034 (P)	117,205	105,410
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.002%, 10/25/2043 (P)	1,186,539	1,058,880
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	212,962
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.472%, 04/25/2045 (P)	148,180	118,403
Series 2005-AR15, Class A1A1,
0.502%, 11/25/2045 (P)	278,648	220,351
Series 2005-AR2, Class 2A1A,
0.552%, 01/25/2045 (P)	70,985	58,820

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2006-AR19, Class 1A,
0.899%, 01/25/2047 (P)		$764,213	$428,254
Series 2006-AR9, Class 1A,
1.159%, 08/25/2046 (P)		542,873	356,708
Series 2002-AR17, Class 1A,
1.359%, 11/25/2042 (P)		412,607	357,257
Series 2003-AR9, Class 1A6,
2.459%, 09/25/2033 (P)		661,568	666,491
Series 2002-AR2, Class A,
2.474%, 02/27/2034 (P)		90,970	89,602
Series 2003-AR5, Class A7,
2.577%, 06/25/2033 (P)		141,021	141,770
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.098%, 07/25/2046 (P)		537,708	219,309
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.684%, 06/25/2035 (P)		2,653,120	2,677,712

			84,660,207

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $144,191,380)			$133,515,159

ASSET BACKED SECURITIES - 2.8%
Cayman Islands - 0.7%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.773%, 05/10/2021 (P) (S)		2,100,000	1,938,735
Duane Street CLO, Series 2005-1A,
Class A2 0.773%, 11/08/2017 (P) (S)		1,455,563	1,425,346
First CLO, Ltd., Series 2004-2a1,
Class A2 0.784%, 12/14/2016 (P) (S)		207,253	204,051
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
1.021%, 08/27/2015 (P) (S)		190,039	188,810
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.788%, 06/01/2017 (P) (S)		1,689,271	1,654,676
Pacifica CDO, Ltd., Series 2004-4X,
Class A1l 0.853%, 02/15/2017 (P)		1,145,461	1,126,922

			6,538,540
Ireland - 0.7%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.754%, 01/17/2023 (P)	EUR	3,596,683	4,554,100
Magnolia Funding, Ltd., Series 2010-1A,
Class A 2.015%, 04/11/2021 (S)		1,673,071	2,075,172

			6,629,272
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)		968,307	1,193,240

			1,193,240
Netherlands - 0.7%
Globaldrive BV, Series 2011-AA, Class A
1.208%, 04/20/2019 (P) (S)		2,083,505	2,776,784
Grosvenor Place CLO BV
1.350%, 07/20/2021 (P)	GBP	1,581,556	2,381,268
1.454%, 07/20/2021 (P)	EUR	889,626	1,117,432

			6,275,484

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
United Kingdom - 0.0%
Bumper 2 SA, Series 2009-3, Class A
2.353%, 06/20/2022 (P)	EUR	29,006	$38,735

			38,735
United States - 0.6%
Access Group, Series 2008-1, Class A
1.860%, 10/27/2025 (P)		$1,705,444	1,706,277
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.612%, 10/25/2035 (P)		3,100,000	2,455,668
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.822%, 07/25/2032 (P)		6,344	5,030
Amresco Residential Securities,
Series 1999-1, Class A
1.182%, 06/25/2029 (P)		27,650	21,884
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.472%, 12/20/2027 (P)		23,653	16,537
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.942%, 01/25/2032 (P)		21,162	20,669
Home Equity Asset Trust, Series 2002-1,
Class A4 0.842%, 11/25/2032 (P)		1,283	900
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3
0.802%, 06/25/2032 (P)		13,177	10,485
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.742%, 07/25/2032 (P)		35,361	19,966
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.292%, 12/25/2036 (P)		86,760	40,101
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		64,275	71,688
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.998%, 02/16/2019 (P) (S)		1,561,721	1,558,246
United States Small Business
Administration, Series 2004-10A,
Class 1 4.120%, 03/10/2014		278,864	289,664

			6,217,115

TOTAL ASSET BACKED SECURITIES (Cost $27,203,106)			$26,892,386

TERM LOANS (M) - 0.6%
Germany - 0.6%
Springleaf Finance Funding Company
5.500%, 05/10/2017		3,500,000	3,222,188
Kabel Deutschland Holding AG
4.423%, 12/13/2016	EUR	2,200,000	2,940,098

			6,162,286

TOTAL TERM LOANS (Cost $6,388,529)			$6,162,286

PREFERRED SECURITIES - 0.2%
United States - 0.2%
DG Funding Trust, 1.053% (S)		236	$1,995,242
SLM Corp., 4.921%		9,800	218,050

			2,213,292

TOTAL PREFERRED SECURITIES (Cost $2,611,850)			$2,213,292

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.0%
Put Options - 0.0%
Over the Counter USD Options on Federal
National Mortgage Association, 3.500%
(Expiration Date: 06/06/2012; Strike
Price: $91.50; Counterparty: Royal
Bank of Scotland PLC) (I)	$30,000,000	$558
Over the Counter USD Options on Federal
National Mortgage Association, 4.000%
(Expiration Date: 05/07/2012; Strike
Price: $95.50; Counterparty: Bank of
New York Barclays) (I)	70,000,000	1
Over the Counter USD Options on Federal
National Mortgage Association, 4.500%
(Expiration Date: 06/06/2012; Strike
Price: $95.50; Counterparty: Bank of
New York Barclays) (I)	104,000,000	8,958

		9,517

TOTAL OPTIONS PURCHASED (Cost $23,907)		$9,517

SHORT-TERM INVESTMENTS - 12.5%
U.S. Government - 2.8%
U.S. Treasury Bill
0.025%, 04/05/2012 (D) *	220,000	219,993
0.050%, 06/28/2012 (D) *	2,855,000	2,854,640
0.081%, 05/17/2012 (D) *	1,151,000	1,150,912
0.120%, 08/16/2012 *	1,200,000	1,199,452
0.125%, 08/09/2012 *	3,880,000	3,878,367
0.133%, 08/23/2012 (D) *	5,330,000	5,327,199
0.135%, 09/06/2012 (D) *	2,990,000	2,988,240
0.140%, 08/30/2012 *	920,000	919,486
0.140%, 09/20/2012 *	400,000	399,732
0.145%, 09/13/2012 (D) *	6,100,000	6,096,369
0.146%, 09/27/2012 *	3,200,000	3,197,681

		28,232,071
Foreign Government - 8.2%
Japan Treasury Discount Bill, 0.1021%,
02/28/2012 *	1,300,000,000	15,703,818
Mexico Cetes
4.346%, 09/20/2012 *	1,793,000,000	13,714,969
4.352%, 06/28/2012 *	870,000,000	6,725,367
5.121%, 08/23/2012 *	1,300,000,000	9,979,490
5.406%, 08/09/2012 *	4,460,000,000	34,297,288

		80,420,932
Repurchase Agreement - 1.5%
Repurchase Agreement with Citigroup
dated 03/30/2012 at 0.080% to be
repurchased at $8,800,059 on
04/02/2012, collateralized by
$8,960,000 U.S. Treasury Notes,
0.375% due 07/31/2013 (valued at
$8,979,096, including interest) and at
0.150% to be repurchased at $5,500,069
on 04/02/2012, collateralized by
$5,615,000 Federal Home Loan Bank,
0.200% due 04/30/2013 (valued at
$5,611,569, including interest)	14,300,000	14,300,000

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $171,000
on 04/02/2012, collateralized by
$175,000 Federal Home Loan Bank,
0.360% due 05/16/2013 (valued at
$175,438 including interest)	$171,000	$171,000

		14,471,000

TOTAL SHORT-TERM INVESTMENTS (Cost $124,121,890)		$123,124,003

Total Investments (Global Bond Trust)
(Cost $1,233,815,341) - 125.1%		$1,229,689,871
Other assets and liabilities, net - (25.1%)		(246,674,305)

TOTAL NET ASSETS - 100.0%		$983,015,566

Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 14.3%
Fixed Income - 14.3%
John Hancock Variable Insurance Trust (G) - 14.3%
Bond, Series NAV (John Hancock) (A)(1)	8,172,110	$113,183,730
American Funds Insurance Series - 85.7%
Equity - 65.6%
American Global Growth Fund - Class 1	14,573,938	322,958,467
American Global Small Capitalization
Fund - Class 1	6,037,635	119,364,049
American New World Fund - Class 1	3,533,805	77,567,012
Fixed Income - 20.1%
American Bond Fund - Class 1	8,794,854	98,062,625
American High-Income Bond Fund - Class 1	5,448,620	60,861,082

TOTAL INVESTMENT COMPANIES (Cost $700,566,196)		$791,996,965

Total Investments (Global Diversification Trust)
(Cost $700,566,196) - 100.0%		$791,996,965
Other assets and liabilities, net - 0.0%		(6,532)

TOTAL NET ASSETS - 100.0%		$791,990,433

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 15.3%
Auto Components - 0.8%
BorgWarner, Inc. (I)(L)	44,530	$3,755,660
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	71,170	4,097,257
Starbucks Corp.	100,540	5,619,181

		9,716,438
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (I)	17,900	3,624,929

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	6,500	$4,663,750

		8,288,679
Media - 1.0%
DIRECTV, Class A (I)	94,720	4,673,485
Specialty Retail - 5.0%
Bed Bath & Beyond, Inc. (I)	49,280	3,241,146
Dick’s Sporting Goods, Inc.	68,110	3,274,729
Limited Brands, Inc. (L)	86,060	4,130,880
O’Reilly Automotive, Inc. (I)	39,510	3,609,239
PetSmart, Inc. (L)	90,880	5,200,154
Tractor Supply Company	43,580	3,946,605

		23,402,753
Textiles, Apparel & Luxury Goods - 4.6%
Coach, Inc.	77,670	6,002,338
Lululemon Athletica, Inc. (I)	34,610	2,584,675
NIKE, Inc., Class B	75,350	8,170,954
Ralph Lauren Corp.	26,050	4,541,297

		21,299,264

		71,136,279
Consumer Staples - 10.4%
Beverages - 2.8%
Monster Beverage Corp. (I)	79,690	4,947,952
The Coca-Cola Company	108,950	8,063,390

		13,011,342
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	108,530	9,854,524
Whole Foods Market, Inc.	81,500	6,780,800

		16,635,324
Personal Products - 1.7%
The Estee Lauder Companies, Inc., Class A	128,920	7,985,305
Tobacco - 2.3%
Philip Morris International, Inc.	123,310	10,926,499

		48,558,470
Energy - 6.8%
Energy Equipment & Services - 3.1%
Ensco International PLC, ADR	60,930	3,225,025
Schlumberger, Ltd.	160,990	11,258,031

		14,483,056
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	65,290	5,114,819
Noble Energy, Inc.	58,950	5,764,131
Plains Exploration & Production Company (I)	152,580	6,507,537

		17,386,487

		31,869,543
Financials - 5.2%
Capital Markets - 1.5%
Invesco, Ltd.	260,560	6,949,135
Commercial Banks - 1.5%
Wells Fargo & Company	202,200	6,903,108
Consumer Finance - 1.2%
American Express Company	96,750	5,597,955
Diversified Financial Services - 1.0%
IntercontinentalExchange, Inc. (I)	35,200	4,837,184

		24,287,382

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 11.8%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (I)	55,890	$5,189,945
Biogen Idec, Inc. (I)	53,020	6,678,929
Gilead Sciences, Inc. (I)	76,650	3,744,353

		15,613,227
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc. (I)	8,870	4,805,323
Health Care Technology - 1.2%
Cerner Corp. (I)	76,400	5,818,624
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	91,780	4,085,128
Pharmaceuticals - 5.3%
Allergan, Inc.	89,520	8,542,894
Novo Nordisk A/S, ADR	25,840	3,584,266
Perrigo Company	36,540	3,774,947
Shire PLC, ADR	51,560	4,885,310
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	70,810	3,801,789

		24,589,206

		54,911,508
Industrials - 9.4%
Aerospace & Defense - 2.2%
Precision Castparts Corp.	60,240	10,415,496
Air Freight & Logistics - 1.1%
FedEx Corp.	53,570	4,926,297
Construction & Engineering - 1.1%
Fluor Corp. (L)	83,370	5,005,535
Electrical Equipment - 1.8%
AMETEK, Inc.	173,600	8,421,336
Machinery - 2.0%
Eaton Corp.	96,340	4,800,622
Joy Global, Inc.	62,500	4,593,750

		9,394,372
Professional Services - 0.5%
Verisk Analytics, Inc., Class A (I)	48,970	2,300,121
Road & Rail - 0.7%
CSX Corp.	155,980	3,356,690

		43,819,847
Information Technology - 33.8%
Communications Equipment - 6.6%
Cisco Systems, Inc.	247,410	5,232,722
F5 Networks, Inc. (I)	32,900	4,440,184
JDS Uniphase Corp. (I)	188,470	2,730,930
QUALCOMM, Inc.	210,700	14,331,814
Riverbed Technology, Inc. (I)	137,980	3,874,478

		30,610,128
Computers & Peripherals - 8.8%
Apple, Inc. (I)	53,150	31,861,831
EMC Corp. (I)	311,530	9,308,516

		41,170,347
Electronic Equipment, Instruments & Components - 1.0%
Trimble Navigation, Ltd. (I)(L)	84,490	4,597,946
Internet Software & Services - 5.3%
Baidu, Inc., ADR (I)	24,410	3,558,246
eBay, Inc. (I)	158,330	5,840,794

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	24,030	$15,408,997

		24,808,037
IT Services - 6.4%
Accenture PLC, Class A	112,820	7,276,890
Cognizant Technology
Solutions Corp., Class A (I)	60,270	4,637,777
MasterCard, Inc., Class A	17,440	7,334,218
Teradata Corp. (I)	51,580	3,515,177
Visa, Inc., Class A	59,470	7,017,460

		29,781,522
Semiconductors & Semiconductor Equipment - 0.9%
Avago Technologies, Ltd.	102,490	3,994,035
Software - 4.8%
Autodesk, Inc. (I)	134,920	5,709,814
Check Point Software Technologies, Ltd. (I)(L)	78,380	5,003,779
Citrix Systems, Inc. (I)	48,320	3,812,931
Intuit, Inc.	78,360	4,711,787
Salesforce.com, Inc. (I)(L)	20,690	3,196,812

		22,435,123

		157,397,138
Materials - 4.5%
Chemicals - 4.5%
Ecolab, Inc.	106,450	6,570,094
Monsanto Company	90,550	7,222,263
Praxair, Inc.	62,060	7,114,558

		20,906,915

		20,906,915
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
American Tower Corp.	138,050	8,699,911

TOTAL COMMON STOCKS (Cost $361,686,842)		$461,586,993

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,716,250	17,177,259

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,176,991)		$17,177,259

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $3,888,003 on 04/02/2012,
collateralized by $3,965,000 Federal Home
Loan Mortgage Corp., 0.400% due
02/27/2014 (valued at $3,969,956,
including interest)	$3,888,000	$3,888,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,888,000)		$3,888,000

Total Investments (Growth Equity Trust)
(Cost $382,751,833) - 103.6%		$482,652,252
Other assets and liabilities, net - (3.6%)		(16,787,189)

TOTAL NET ASSETS - 100.0%		$465,865,063

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.7%
Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
CP ALL PCL	175,700	$373,042
Raia Drogasil SA	60,976	592,908
Shoppers Drug Mart Corp.	16,700	733,330

		1,699,280
Health Care - 92.7%
Biotechnology - 33.1%
3SBio Inc., ADR (I)	13,300	196,840
Abcam PLC	24,994	139,473
Achillion Pharmaceuticals, Inc. (I)	7,400	70,892
Acorda Therapeutics, Inc. (I)	20,961	556,515
Aegerion Pharmaceuticals, Inc. (I)	23,400	323,622
Affymax, Inc. (I)	2,200	25,828
Alexion Pharmaceuticals, Inc. (D)(I)	145,640	13,524,130
Alkermes PLC (I)	127,900	2,372,545
Allos Therapeutics, Inc. (I)	28,700	42,476
AMAG Pharmaceuticals, Inc. (I)	25,600	407,808
Amarin Corp. PLC, ADR (I)	69,800	790,136
Amgen, Inc. (D)	34,200	2,325,258
Amylin Pharmaceuticals, Inc. (I)	43,900	1,095,744
Anacor Pharmaceuticals, Inc. (I)	37,800	222,642
Ardea Biosciences, Inc. (I)	22,500	489,600
Ariad Pharmaceuticals, Inc. (I)	4,800	76,560
Arqule, Inc. (I)	10,300	72,203
AVEO Pharmaceuticals, Inc. (I)	4,800	59,568
Basilea Pharmaceutica (I)	1,123	62,988
Biocon, Ltd.	13,200	61,908
BioCryst Pharmaceuticals, Inc. (I)	20,600	99,498
Biogen Idec, Inc. (D)(I)	9,119	1,148,720
BioMarin Pharmaceutical, Inc. (D)(I)	51,800	1,774,150
BioMimetic Therapeutics, Inc. (I)	10,900	26,923
Celgene Corp. (D)(I)	39,966	3,098,164
Chemocentryx Inc. (I)	4,900	52,234
Clovis Oncology, Inc. (I)	9,000	229,050
Cubist Pharmaceuticals, Inc. (I)	39,900	1,725,675
Dendreon Corp. (I)	53,300	567,912
Dyadic International, Inc. (I)	18,900	24,003
Dynavax Technologies Corp. (I)	13,300	67,298
Exelixis, Inc. (I)	146,600	759,388
Gilead Sciences, Inc. (D)(I)	93,896	4,586,820
Grifols SA, ADR (I)	11,200	86,352
Grifols SA, B Shares (I)	4,400	68,053
GTx, Inc. (I)	19,900	76,615
Halozyme Therapeutics, Inc. (I)	11,700	149,292
Human Genome Sciences, Inc. (I)	108,300	892,392
Idenix Pharmaceuticals, Inc. (I)	108,904	1,066,170
Incyte Corp. (D)(I)	195,100	3,765,429
Infinity Pharmaceuticals, Inc. (I)	15,775	188,669
Intercell AG (I)	7,274	26,315
InterMune, Inc. (D)(I)	55,600	815,652
Ironwood Pharmaceuticals, Inc. (I)	10,300	137,093
Lexicon Pharmaceuticals, Inc. (I)	22,900	42,594
Medivation, Inc. (I)	19,800	1,479,456
Momenta Pharmaceuticals, Inc. (I)	20,600	315,592
Neurocrine Biosciences, Inc. (I)	88,900	708,533
NPS Pharmaceuticals, Inc. (I)	44,500	304,380
Onyx Pharmaceuticals, Inc. (I)	16,938	638,224
Pharmacyclics, Inc. (I)	86,100	2,390,136
Puma Biotechnology (I)(R)	28,087	105,326
Regeneron Pharmaceuticals, Inc. (D)(I)	32,400	3,778,488
Rigel Pharmaceuticals, Inc. (I)	39,700	319,585
Savient Pharmaceuticals, Inc. (I)	8,700	18,966
Seattle Genetics, Inc. (I)	24,400	497,272

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sinovac Biotech, Ltd. (I)	30,700	$62,628
Swedish Orphan Biovitrum AB (I)	72,564	245,791
Targacept, Inc. (I)	10,500	53,760
Theravance, Inc. (I)	35,600	694,200
Threshold Pharmaceuticals, Inc. (I)	21,600	190,080
Tranzyme, Inc. (I)	39,700	102,029
United Therapeutics Corp. (I)	6,300	296,919
Vertex Pharmaceuticals, Inc. (D)(I)	23,304	955,697
Vical, Inc. (I)	86,900	295,460
YM Biosciences, Inc. (I)	137,400	255,564

		58,099,283
Health Care Equipment & Supplies - 14.2%
Arthrocare Corp. (I)	13,300	357,105
Baxter International, Inc. (D)	53,700	3,210,186
China Kanghui Holdings, Inc., ADR (I)	41,900	796,519
Conceptus, Inc. (I)	44,100	634,158
Covidien PLC	59,725	3,265,763
DENTSPLY International, Inc.	82,850	3,324,771
Dynavox, Inc., Class A (I)	19,100	58,828
Edwards Lifesciences Corp. (D)(I)	19,600	1,425,508
Endologix, Inc. (I)	9,000	131,850
EnteroMedics, Inc. (I)	77,450	175,037
Gen-Probe, Inc. (I)	1,900	126,179
Genmark Diagnostics, Inc. (I)	42,000	170,100
HeartWare International, Inc. (I)	13,200	867,108
Hill-Rom Holdings, Inc.	8,800	294,008
IDEXX Laboratories, Inc. (I)	21,200	1,853,940
Insulet Corp. (I)	27,000	516,780
Intuitive Surgical, Inc. (D)(I)	600	325,050
Nobel Biocare Holding AG (I)	6,740	84,368
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	356,000	403,163
Sonova Holding AG (I)	1,556	173,000
St. Jude Medical, Inc.	600	26,586
Straumann Holding AG	964	163,939
Stryker Corp.	53,800	2,984,824
The Cooper Companies, Inc.	8,200	670,022
Tornier BV (I)	3,900	100,230
Volcano Corp. (I)	28,000	793,800
Zimmer Holdings, Inc. (D)	31,100	1,999,108

		24,931,930
Health Care Providers & Services - 20.4%
Acadia Healthcare Co., Inc. (I)	24,700	402,610
Aetna, Inc.	29,800	1,494,768
AMERIGROUP Corp. (I)	32,700	2,200,056
AmerisourceBergen Corp. (D)	43,000	1,706,240
Amil Participacoes SA	25,800	268,537
Bangkok Dusit Medical Services PCL	366,100	1,029,471
Bumrungrad Hospital PCL	114,500	198,566
Cardinal Health, Inc.	200	8,622
Catalyst Health Solutions, Inc. (I)	28,800	1,835,424
Centene Corp. (I)	16,500	808,005
Community Health Systems, Inc. (I)	12,400	275,776
DaVita, Inc. (I)	15,395	1,388,167
Express Scripts, Inc. (I)	41,200	2,232,216
Fleury SA	29,500	389,466
Fortis Healthcare, Ltd. (I)	103,345	203,212
Fresenius Medical Care AG &
Company KGaA	11,114	787,220
Fresenius SE & Company KGaA	2,653	272,083
HCA Holdings, Inc.	22,200	549,228
Health Management
Associates, Inc., Class A (D)(I)	24,100	161,952

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Henry Schein, Inc. (D)(I)	29,400	$2,224,992
HMS Holdings Corp. (I)	35,900	1,120,439
Laboratory Corp. of America Holdings (I)	3,100	283,774
LCA-Vision, Inc. (I)	44,904	281,997
McKesson Corp. (D)	38,600	3,387,922
Medco Health Solutions, Inc. (I)	4,500	316,350
Mednax, Inc. (I)	16,500	1,227,105
MWI Veterinary Supply, Inc. (I)	4,600	404,800
Odontoprev SA	14,300	242,844
Owens & Minor, Inc.	10,000	304,100
Quest Diagnostics, Inc.	5,500	336,325
Select Medical Holdings Corp. (I)	51,700	397,573
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares (I)	237,100	380,328
Sinopharm Group Company, Ltd., H Shares	59,200	165,593
Triple-S Management Corp., Class B (I)	9,000	207,900
UnitedHealth Group, Inc. (D)	67,900	4,002,026
Universal Health Services, Inc., Class B	42,750	1,791,653
WellCare Health Plans, Inc. (I)	17,600	1,265,088
WellPoint, Inc. (D)	17,800	1,313,640

		35,866,068
Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc. (D)(I)	76,100	1,263,260
athenahealth, Inc. (I)	22,000	1,630,640
Cerner Corp. (I)	9,800	746,368
SXC Health Solutions Corp. (D)(I)	68,000	5,097,280

		8,737,548
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	2,500	111,275
BG Medicine, Inc. (I)	16,100	113,022
Bruker Corp. (I)	42,200	646,082
Covance, Inc. (I)	27,300	1,300,299
Illumina, Inc. (D)(I)	12,450	654,995
Mettler-Toledo International, Inc. (I)	1,300	240,175
Thermo Fisher Scientific, Inc.	35,700	2,012,766

		5,078,614
Pharmaceuticals - 17.1%
Abbott Laboratories	22,900	1,403,541
Allergan, Inc. (D)	6,700	639,381
Auxilium Pharmaceuticals, Inc. (I)	27,800	516,246
AVANIR Pharmaceuticals, Class A (D)(I)	330,700	1,130,994
Bayer AG	8,920	627,947
Bayer AG, ADR	400	28,116
Cadence Pharmaceuticals, Inc. (I)	50,900	188,330
Cardiome Pharma Corp. (I)	52,708	37,159
China Medical System Holdings, Ltd.	954,800	695,753
Depomed, Inc. (I)	19,200	120,192
Elan Corp. PLC, ADR (I)	177,000	2,656,770
Endocyte, Inc. (I)	11,900	59,262
Forest Laboratories, Inc. (I)	100	3,469
GlaxoSmithKline Pharmaceuticals, Ltd.	2,458	113,294
Hikma Pharmaceuticals PLC	6,668	72,469
Hospira, Inc. (I)	15,900	594,501
Impax Laboratories, Inc. (I)	25,000	614,500
ISTA Pharmaceuticals, Inc. (I)	20,100	181,101
Jazz Pharmaceuticals PLC (I)	25,700	1,245,679
Lijun International
Pharmaceutical Holding, Ltd.	140,000	30,564
MAP Pharmaceuticals, Inc. (I)	15,600	224,016
Medicis Pharmaceutical Corp., Class A	100	3,759
Merck & Company, Inc. (D)	58,409	2,242,906
Mylan, Inc. (I)	500	11,725
Nektar Therapeutics (I)	17,200	136,224

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Newron Pharmaceuticals SpA (I)	6,333	$24,940
Novo Nordisk A/S	4,266	591,665
Optimer Pharmaceuticals, Inc. (I)	33,505	465,720
Pacira Pharmaceuticals, Inc. (I)	45,100	520,454
Par Pharmaceutical Companies, Inc. (I)	2,000	77,460
Pfizer, Inc.	44,501	1,008,393
Ranbaxy Laboratories, Ltd.	22,047	200,539
Roche Holdings AG	7,779	1,354,376
Salix Pharmaceuticals, Ltd. (I)	8,900	467,250
Sanofi	1,800	139,550
Sawai Pharmaceutical Company, Ltd.	8,500	900,869
Shire PLC	17,133	545,405
Shire PLC, ADR	5,700	540,075
Simcere Pharmaceutical Group, ADR (I)	19,800	186,912
Sun Pharmaceutical Industries, Ltd.	13,480	150,525
Teva Pharmaceutical Industries, Ltd., ADR	15,565	701,359
The Medicines Company (I)	114,655	2,301,126
Towa Pharmaceutical Company, Ltd.	9,200	456,824
UCB SA	8,226	355,233
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (D)(I)	88,180	4,734,384
Vectura Group PLC (I)	59,375	51,497
Warner Chilcott PLC, Class A (I)	14,100	237,021
Watson Pharmaceuticals, Inc. (I)	2,600	174,356
XenoPort, Inc. (I)	62,200	279,900

		30,043,731

		162,757,174
Industrials - 0.4%
Professional Services - 0.4%
The Advisory Board Company (I)	7,400	655,788
Information Technology - 0.9%
IT Services - 0.3%
MAXIMUS, Inc.	12,000	488,040
Software - 0.6%
Nuance Communications, Inc. (I)	44,700	1,143,426

		1,631,466
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company (D)	16,000	1,276,160

TOTAL COMMON STOCKS (Cost $132,909,977)		$168,019,868

PREFERRED SECURITIES - 0.2%
Health Care - 0.2%
Tesaro, Inc. (I)(R)	123,498	268,609

TOTAL PREFERRED SECURITIES (Cost $268,609)		$268,609

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International Inc.
3.500%, 12/15/2017	$51,000	$52,594
Insulet Corp. 3.750%, 06/15/2016	52,000	54,340

TOTAL CONVERTIBLE BONDS (Cost $101,528)		$106,934

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Affymax, Inc. (Expiration Date 04/12/2021;
Strike price $12.00) (I)	4,500	3,600

TOTAL OPTIONS PURCHASED (Cost $9,358)		$3,600

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	14,130	556
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	2,139
EnteroMedics, Inc. (Expiration Date
02/20/2013; Strike price $8.28) (I)	96,200	30
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	22,998
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120	3,517
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I)(R)	1	0

TOTAL WARRANTS (Cost $15,104)		$29,240

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	$449,485	$449,485
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	8,198,629	8,198,629

TOTAL SHORT-TERM INVESTMENTS (Cost $8,648,114)		$8,648,114

Total Investments (Health Sciences Trust)
(Cost $141,952,690) - 100.9%		$177,076,365
Other assets and liabilities, net - (0.9%)		(1,572,833)

TOTAL NET ASSETS - 100.0%		$175,503,532

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 18.8%
Auto Components - 1.0%
BorgWarner, Inc. (I)(L)	16,287	$1,373,646
Hotels, Restaurants & Leisure - 5.4%
Bally Technologies, Inc. (I)	11,966	559,411
Buffalo Wild Wings, Inc. (I)	7,310	662,944
Chipotle Mexican Grill, Inc. (I)(L)	5,492	2,295,656
Las Vegas Sands Corp.	20,462	1,177,997
Panera Bread Company, Class A (I)	6,128	986,118
Peet’s Coffee & Tea, Inc. (I)	4,314	317,942
Starwood Hotels & Resorts Worldwide, Inc.	26,863	1,515,342

		7,515,410
Internet & Catalog Retail - 2.4%
Netflix, Inc. (I)(L)	6,147	707,151
priceline.com, Inc. (I)	3,565	2,557,888

		3,265,039
Media - 0.5%
CBS Corp., Class B	21,987	745,579
Specialty Retail - 7.7%
GNC Holdings, Inc., Class A	28,005	977,094
O’Reilly Automotive, Inc. (I)	39,681	3,624,859
PetSmart, Inc. (L)	37,440	2,142,317
Tractor Supply Company	15,895	1,439,451
Ulta Salon Cosmetics & Fragrance, Inc.	26,305	2,443,471

		10,627,192
Textiles, Apparel & Luxury Goods - 1.8%
Fossil, Inc. (I)(L)	4,960	654,621

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (I)	10,238	$764,574
Michael Kors Holdings, Ltd. (I)(L)	24,032	1,119,651

		2,538,846

		26,065,712
Consumer Staples - 7.0%
Beverages - 0.9%
Monster Beverage Corp. (I)	21,194	1,315,935
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	17,049	1,548,049
The Fresh Market, Inc. (I)	15,220	729,799
Whole Foods Market, Inc.	32,920	2,738,944

		5,016,792
Food Products - 1.6%
Mead Johnson Nutrition Company	26,641	2,197,350
Household Products - 0.9%
Church & Dwight Company, Inc.	24,774	1,218,633

		9,748,710
Energy - 8.7%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (I)	16,392	735,837
National Oilwell Varco, Inc.	45,696	3,631,461
Oceaneering International, Inc.	19,975	1,076,453
Oil States International, Inc. (I)	20,000	1,561,200

		7,004,951
Oil, Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp. (L)	22,396	698,083
Concho Resources, Inc. (I)	21,428	2,187,370
Linn Energy LLC	25,726	981,447
SandRidge Energy, Inc. (I)	81,780	640,337
SM Energy Company	8,583	607,419

		5,114,656

		12,119,607
Financials - 5.4%
Capital Markets - 2.4%
Jefferies Group, Inc. (L)	36,023	678,673
KKR & Company LP	45,698	677,701
Lazard, Ltd., Class A	31,482	899,126
Raymond James Financial, Inc.	27,799	1,015,497

		3,270,997
Commercial Banks - 1.1%
East West Bancorp, Inc.	33,154	765,526
SVB Financial Group (I)(L)	11,280	725,755

		1,491,281
Consumer Finance - 1.2%
Discover Financial Services	51,631	1,721,378
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (I)	51,750	1,032,930

		7,516,586
Health Care - 13.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (I)	27,595	2,562,472
Cepheid, Inc. (I)(L)	17,441	729,557
Grifols SA (I)	49,562	1,059,044
Regeneron Pharmaceuticals, Inc. (I)	3,052	355,924

		4,706,997

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.8%
Intuitive Surgical, Inc. (I)	2,661	$1,441,597
MAKO Surgical Corp. (I)(L)	18,962	799,248
Sirona Dental Systems, Inc. (I)	17,082	880,406
The Cooper Companies, Inc.	9,674	790,463

		3,911,714
Health Care Providers & Services - 1.4%
Catalyst Health Solutions, Inc. (I)	20,019	1,275,811
Centene Corp. (I)	15,073	738,125

		2,013,936
Health Care Technology - 3.8%
Cerner Corp. (I)(L)	25,764	1,962,186
SXC Health Solutions Corp. (I)	43,364	3,250,565

		5,212,751
Pharmaceuticals - 2.2%
Elan Corp. PLC, ADR (I)	47,348	710,693
Perrigo Company	3,384	349,601
Questcor Pharmaceuticals, Inc. (I)(L)	22,189	834,750
Shire PLC, ADR	11,965	1,133,684

		3,028,728

		18,874,126
Industrials - 16.4%
Aerospace & Defense - 3.8%
BE Aerospace, Inc. (I)	38,460	1,787,236
Spirit Aerosystems Holdings, Inc., Class A (I)	44,763	1,094,903
TransDigm Group, Inc. (I)	20,304	2,350,391

		5,232,530
Building Products - 0.4%
Fortune Brands Home & Security, Inc. (I)	25,831	570,090
Commercial Services & Supplies - 2.3%
Cintas Corp. (L)	17,855	698,488
Clean Harbors, Inc. (I)	20,360	1,370,839
Stericycle, Inc. (I)(L)	13,246	1,107,895

		3,177,222
Construction & Engineering - 1.8%
Chicago Bridge & Iron Company NV	25,994	1,122,681
KBR, Inc.	19,126	679,929
Quanta Services, Inc. (I)	31,507	658,496

		2,461,106
Machinery - 4.2%
Chart Industries, Inc. (I)(L)	18,341	1,344,946
Joy Global, Inc. (L)	15,545	1,142,558
Pall Corp.	5,920	353,010
Terex Corp. (I)	31,033	698,243
Titan International, Inc. (L)	27,150	642,098
Trinity Industries, Inc.	30,614	1,008,731
Woodward, Inc.	16,383	701,684

		5,891,270
Marine - 0.6%
Kirby Corp. (I)	12,706	835,928
Road & Rail - 1.6%
Kansas City Southern (I)	29,895	2,143,173
Trading Companies & Distributors - 1.7%
Fastenal Company	27,501	1,487,804
United Rentals, Inc. (I)(L)	21,572	925,223

		2,413,027

		22,724,346

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 21.4%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	7,548	$1,018,678
Computers & Peripherals - 2.0%
Apple, Inc. (I)	4,533	2,717,398
Electronic Equipment, Instruments & Components - 2.3%
Jabil Circuit, Inc.	66,708	1,675,705
Trimble Navigation, Ltd. (I)	28,589	1,555,813

		3,231,518
Internet Software & Services - 2.8%
Baidu, Inc., ADR (I)	12,451	1,814,982
LinkedIn Corp., Class A (I)	9,329	951,465
Rackspace Hosting, Inc. (I)	20,177	1,166,029

		3,932,476
IT Services - 5.0%
Alliance Data Systems Corp. (I)(L)	25,858	3,257,074
Cognizant Technology
Solutions Corp., Class A (I)	9,196	707,632
Teradata Corp. (I)	28,478	1,940,776
VeriFone Systems, Inc. (I)(L)	18,600	964,782

		6,870,264
Semiconductors & Semiconductor Equipment - 3.5%
ARM Holdings PLC	75,751	715,067
Avago Technologies, Ltd.	37,924	1,477,898
Cypress Semiconductor Corp. (I)	30,794	481,310
NXP Semiconductor NV (I)	16,143	429,565
Xilinx, Inc.	48,385	1,762,666

		4,866,506
Software - 5.1%
Check Point Software Technologies, Ltd. (I)(L)	26,786	1,710,018
Citrix Systems, Inc. (I)	9,288	732,916
CommVault Systems, Inc. (I)	18,443	915,511
NetSuite, Inc. (I)	31,597	1,589,013
Nuance Communications, Inc. (I)(L)	31,898	815,951
Salesforce.com, Inc. (I)(L)	5,168	798,508
Sourcefire, Inc. (I)(L)	11,692	562,736

		7,124,653

		29,761,493
Materials - 5.4%
Chemicals - 2.9%
Airgas, Inc.	20,694	1,841,145
Albemarle Corp.	15,359	981,747
FMC Corp.	11,829	1,252,218

		4,075,110
Containers & Packaging - 1.1%
Rock-Tenn Company, Class A	21,925	1,481,253
Metals & Mining - 1.4%
Carpenter Technology Corp.	14,262	744,904
Cliffs Natural Resources, Inc. (L)	17,312	1,199,028

		1,943,932

		7,500,295
Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
SBA Communications Corp., Class A (I)	27,477	1,396,106

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
TIM Participacoes SA, ADR		20,189	$651,297

			2,047,403

			2,047,403

TOTAL COMMON STOCKS (Cost $104,262,509)			$136,358,278

SECURITIES LENDING COLLATERAL - 15.9%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)		2,204,979	22,068,758

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,068,444)			$22,068,758

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)		3,135,042	3,135,042

TOTAL SHORT-TERM INVESTMENTS (Cost $3,135,042)			$3,135,042

Total Investments (Heritage Trust)
(Cost $129,465,995) - 116.3%			$161,562,078
Other assets and liabilities, net - (16.3%)			(22,697,136)

TOTAL NET ASSETS - 100.0%			$138,864,942

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 2.8%
Argentina - 1.0%
Republic of Argentina
7.000%, 10/03/2015		$1,181,000	1,108,664
7.820%, 12/31/2033 (P)	EUR	176,575	147,186
8.750%, 06/02/2017		$1,176,830	1,138,583
12/15/2035 (I)	EUR	1,880,851	284,463

			2,678,896
Brazil - 0.6%
Federative Republic of Brazil, Series F
10.000%, 01/01/2014 to 01/01/2017	BRL	2,772,000	1,530,128

			1,530,128
Indonesia - 0.6%
Republic of Indonesia
10.250%, 07/15/2022 to 07/15/2027	IDR	6,593,000,000	946,874
11.000%, 09/15/2025		4,629,000,000	707,053

			1,653,927
Venezuela - 0.6%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	105,530
5.750%, 02/26/2016		1,621,000	1,438,638

			1,544,168

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,092,468)			$7,407,119

CORPORATE BONDS - 81.4%
Consumer Discretionary - 16.5%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		127,000	133,976

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
American Greetings Corp.
7.375%, 12/01/2021	$40,000	$41,000
Bankrate, Inc.
11.750%, 07/15/2015	1,823,000	2,091,893
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)	610,000	523,270
Boyd Gaming Corp.
7.125%, 02/01/2016	350,000	337,750
9.125%, 12/01/2018	90,000	93,713
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	1,000,000	1,090,000
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	710,000	717,100
CCO Holdings LLC
7.375%, 06/01/2020	1,140,000	1,236,900
8.125%, 04/30/2020	340,000	377,400
Chrysler Group LLC
8.000%, 06/15/2019	480,000	482,400
8.250%, 06/15/2021	540,000	545,400
CSC Holdings LLC
6.750%, 11/15/2021 (S)	490,000	510,213
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	800,000	834,000
DISH DBS Corp.
6.750%, 06/01/2021	10,000	10,775
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	660,000
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	1,004,550
El Pollo Loco, Inc.
17.000%, 01/01/2018 (S)	1,113,299	1,004,752
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	365,375
Entercom Radio LLC
10.500%, 12/01/2019	180,000	193,950
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)	370,000	390,350
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	2,263
Ford Motor Credit Company LLC
5.875%, 08/02/2021	960,000	1,035,073
12.000%, 05/15/2015	290,000	358,150
General Motors Financial Company, Inc.
6.750%, 06/01/2018	630,000	672,709
Good Sam Enterprises LLC
11.500%, 12/01/2016	740,000	762,200
Gymboree Corp.
9.125%, 12/01/2018	1,120,000	1,033,200
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015	130,000	119,600
10.750%, 02/01/2016	560,000	488,600
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)	1,130,000	1,115,875
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)	375,000	366,563
Jaguar Holding Company II
9.500%, 12/01/2019 (S)	270,000	292,950
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)	50,000	55,688
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,820,000	1,824,550

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
LBI Media, Inc.
8.500%, 08/01/2017 (S)	$70,000	$21,175
9.250%, 04/15/2019 (S)	780,000	663,000
MGM Resorts International
6.625%, 07/15/2015	70,000	71,925
10.375%, 05/15/2014	420,000	476,175
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)	2,600,000	2,242,500
11.000%, 09/15/2018 (S)	690,000	503,700
Monitronics International, Inc.
9.125%, 04/01/2020 (S)	1,080,000	1,093,500
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)	1,150,000	1,092,500
NCL Corp., Ltd.
9.500%, 11/15/2018	1,380,000	1,486,950
9.500%, 11/15/2018 (S)	1,050,000	1,131,375
11.750%, 11/15/2016	690,000	798,675
NetFlix, Inc.
8.500%, 11/15/2017	672,000	732,480
Nielsen Finance LLC
11.500%, 05/01/2016	810,000	933,525
Oxford Industries, Inc.
11.375%, 07/15/2015	985,000	1,065,031
Pinnacle Entertainment, Inc.
7.750%, 04/01/2022	300,000	314,250
8.750%, 05/15/2020	10,000	10,925
RadioShack Corp.
6.750%, 05/15/2019	240,000	191,700
Service Corp. International
7.500%, 04/01/2027	560,000	567,000
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)	1,240,000	1,258,600
Shea Homes LP
8.625%, 05/15/2019 (S)	510,000	530,400
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,260,000	1,214,325
Snoqualmie Entertainment Authority
4.532%, 02/01/2014 (P)(S)	240,000	225,600
9.125%, 02/01/2015 (S)	585,000	587,194
Sotheby’s
7.750%, 06/15/2015	790,000	857,150
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)	460,000	469,200
Station Casinos, Inc.
6.500%, 02/01/2014 (H)	2,340,000	0
6.625%, 03/15/2018 (H)	2,257,000	0
Stewart Enterprises, Inc.
6.500%, 04/15/2019	220,000	229,350
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	490,000	476,525
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	994,000	946,785
The ServiceMaster Company
8.000%, 02/15/2020 (S)	370,000	394,050
Univision Communications, Inc.
6.875%, 05/15/2019 (S)	1,480,000	1,500,350
7.875%, 11/01/2020 (S)	120,000	126,000
Wynn Las Vegas LLC
5.375%, 03/15/2022 (S)	330,000	321,750

		43,305,853
Consumer Staples - 3.5%
Alliance One International, Inc.
10.000%, 07/15/2016	1,390,000	1,396,950

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	$330,000	$339,900
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,309,500
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	1,040,000	972,400
Post Holdings, Inc.
7.375%, 02/15/2022 (S)	500,000	523,750
Prestige Brands Inc
8.125%, 02/01/2020 (S)	250,000	270,938
Reynolds Group Issuer, Inc.
7.875%, 08/15/2019 (S)	500,000	537,500
9.875%, 08/15/2019 (S)	1,540,000	1,574,650
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,315,925

		9,241,513
Energy - 17.2%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	792,050
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	470,000	433,575
8.750%, 08/01/2016	500,000	525,000
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	1,460,000	1,241,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020	450,000	472,500
Berry Petroleum Company
6.375%, 09/15/2022	330,000	339,075
10.250%, 06/01/2014	997,000	1,151,535
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	620,000	644,800
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,000,000	1,145,000
Chesapeake Midstream Partners LP
6.125%, 07/15/2022 (S)	1,050,000	1,057,875
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	700,000	694,750
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	200,000	204,000
7.750%, 05/15/2017	120,000	124,800
9.500%, 05/15/2016	490,000	539,000
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	540,000	577,800
Concho Resources, Inc.
5.500%, 10/01/2022	540,000	531,900
7.000%, 01/15/2021	200,000	214,500
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	650,000	653,250
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,901,282	1,473,566
Crosstex Energy LP
8.875%, 02/15/2018	750,000	796,875
Encore Acquisition Company
9.500%, 05/01/2016	1,000,000	1,100,000
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	2,333,000	2,542,970
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	832,500
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,205,000	1,295,375

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EXCO Resources, Inc.
7.500%, 09/15/2018	$1,410,000	$1,254,900
First Wind Capital LLC
10.250%, 06/01/2018 (S)	950,000	954,750
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (S)	330,000	331,650
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	2,065,000	2,163,088
Key Energy Services, Inc.
6.750%, 03/01/2021 (S)	200,000	204,500
6.750%, 03/01/2021	580,000	595,950
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	480,000	507,600
MarkWest Energy Partners LP
6.500%, 08/15/2021	810,000	860,625
6.750%, 11/01/2020	440,000	475,200
MEG Energy Corp.
6.500%, 03/15/2021 (S)	450,000	471,375
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	810,000	631,800
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	1,530,000	1,683,000
Oil States International, Inc.
6.500%, 06/01/2019	560,000	588,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	1,560,000	1,177,800
Pan American Energy LLC
7.875%, 05/07/2021	1,290,000	1,257,750
Peabody Energy Corp.
6.000%, 11/15/2018 (S)	820,000	803,600
7.875%, 11/01/2026	350,000	362,250
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	92,515
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	360,000	374,400
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H)(S)	710,000	273,350
Pioneer Drilling Company
9.875%, 03/15/2018 (S)	450,000	477,000
Plains Exploration & Production Company
6.750%, 02/01/2022	560,000	585,200
QEP Resources, Inc.
5.375%, 10/01/2022	400,000	396,500
Quicksilver Resources, Inc.
11.750%, 01/01/2016	2,100,000	2,220,750
Range Resources Corp.
5.000%, 08/15/2022	520,000	513,500
Regency Energy Partners LP
6.500%, 07/15/2021	160,000	169,600
6.875%, 12/01/2018	500,000	528,750
Samson Investment Company
9.750%, 02/15/2020 (S)	1,050,000	1,063,125
SandRidge Energy, Inc.
7.500%, 03/15/2021	270,000	265,950
SESI LLC
7.125%, 12/15/2021 (S)	1,080,000	1,166,400
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	530,000	537,950
Teekay Corp.
8.500%, 01/15/2020	400,000	415,000
Unit Corp.
6.625%, 05/15/2021	540,000	552,150
Westmoreland Coal Company
10.750%, 02/01/2018 (S)	500,000	473,750

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
6.500%, 10/01/2018		$250,000	$266,250
WPX Energy, Inc.
6.000%, 01/15/2022 (S)		440,000	440,000
Xinergy Corp.
9.250%, 05/15/2019 (S)		1,010,000	777,700

			45,297,374
Financials - 6.7%
Ally Financial, Inc.
8.000%, 03/15/2020		910,000	1,012,375
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		130,000	137,605
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)(Z)		333,400	275,055
Bank of America Corp.
6.500%, 08/01/2016		3,990,000	4,386,111
Barclays Bank PLC
6.050%, 12/04/2017 (S)		450,000	462,596
10.179%, 06/12/2021 (S)		200,000	235,212
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		460,000	427,800
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	722,765
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$334,000	313,960
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		277,000	260,380
International Lease Finance Corp.
8.625%, 09/15/2015 to 01/15/2022		1,980,000	2,199,684
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		1,180,000	1,127,304
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024 (S)		370,000	362,600
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	764,400
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		1,070,000	1,358,900
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		610,000	602,539
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		540,000	457,650
Societe Generale SA (3 month
LIBOR + 0.750% to 04/05/2017, then
3 month LIBOR + 1.750%)
04/05/2017 (Q)(S)		930,000	600,389
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		520,000	520,000
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		600,000	612,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		830,000	856,975

			17,696,300

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care - 4.7%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		$600,000	$639,000
American Renal Associates Holdings, Inc.,
PIK
9.750%, 03/01/2016		337,081	355,620
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		230,000	244,663
AMERIGROUP Corp.
7.500%, 11/15/2019		480,000	525,600
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)		1,480,000	1,529,450
CRC Health Corp.
10.750%, 02/01/2016		2,020,000	1,863,450
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		470,000	467,650
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (S)		260,000	267,150
6.500%, 09/15/2018 (S)		420,000	457,800
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		655,000	754,888
HCA, Inc.
5.875%, 03/15/2022		400,000	400,500
7.250%, 09/15/2020		290,000	315,738
7.875%, 02/15/2020		710,000	780,113
8.500%, 04/15/2019		700,000	777,875
INC Research LLC
11.500%, 07/15/2019 (S)		350,000	341,250
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		690,000	624,450
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		1,310,000	1,352,575
6.875%, 11/15/2031		230,000	196,650
10.000%, 05/01/2018		230,000	263,350
Vanguard Health Holding Company II LLC
8.000%, 02/01/2018		210,000	214,200

			12,371,972
Industrials - 10.9%
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		409,346	401,159
American Reprographics Company
10.500%, 12/15/2016		1,020,000	1,009,800
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	409,979
9.125%, 10/15/2020 (S)		$220,000	235,950
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		220,000	231,275
Cenveo Corp.
8.875%, 02/01/2018		440,000	418,000
CMA CGM SA
8.500%, 04/15/2017 (S)		1,330,000	836,238
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		199,443	200,181
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		1,766,938	1,793,443
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		747,593	818,614
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		553,423	589,395

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Dematic SA
8.750%, 05/01/2016 (S)		$1,330,000	$1,383,200
Ducommun, Inc.
9.750%, 07/15/2018		480,000	508,800
FGI Operating Company, Inc.
10.250%, 08/01/2015		416,000	447,242
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		2,053,746	1,642,997
H&E Equipment Services, Inc.
8.375%, 07/15/2016		490,000	504,700
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,060,000	1,028,200
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	518,542
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$475,000	463,125
Horizon Lines LLC, PIK
13.000%, 10/15/2016 (S)		630,000	597,713
International Lease Finance Corp.
5.750%, 05/15/2016		980,000	978,724
8.250%, 12/15/2020		1,460,000	1,605,801
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	426,400
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		90,000	99,900
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,280,000	1,385,600
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		1,170,000	1,053,000
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	982,608
RSC Equipment Rental Inc.
10.000%, 07/15/2017 (S)		1,160,000	1,345,600
Syncreon Global Ireland Ltd.
9.500%, 05/01/2018 (S)		1,560,000	1,528,800
TransUnion Holding Company, Inc., PIK
9.625%, 06/15/2018 (S)		560,000	588,000
Triumph Group, Inc.
8.625%, 07/15/2018		450,000	504,000
United Rentals North America, Inc.
10.875%, 06/15/2016		290,000	328,425
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)		428,000	438,165
7.625%, 04/15/2022 (S)		1,712,000	1,759,080
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,585,000	1,684,063

			28,746,719
Information Technology - 2.0%
First Data Corp.
7.375%, 06/15/2019 (S)		1,050,000	1,069,688
9.875%, 09/24/2015		100,000	100,500
12.625%, 01/15/2021		1,290,000	1,293,225
First Data Corp., PIK
10.550%, 09/24/2015		391,837	397,715
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		310,000	323,950
Lawson Software, Inc.
9.375%, 04/01/2019 (S)		280,000	289,100
NXP BV
9.750%, 08/01/2018 (S)		1,550,000	1,751,500

			5,225,678

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials - 6.4%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		$220,000	$228,250
11.250%, 12/15/2015		1,375,000	1,275,313
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		1,060,000	1,124,925
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,147,560
9.500%, 04/24/2018		100,000	110,098
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		160,000	159,600
6.875%, 04/01/2022 (S)		520,000	507,000
8.250%, 11/01/2019 (S)		1,250,000	1,312,500
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		800,000	888,000
Ineos Finance PLC 9.000%, 05/15/2015 (S)		150,000	159,188
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	733,848
Lyondell Chemical Company
11.000%, 05/01/2018		$343,812	379,912
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		1,280,000	1,344,000
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		2,340,000	1,614,600
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		610,000	524,600
Novelis, Inc. 8.750%, 12/15/2020		920,000	1,007,400
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		380,000	412,300
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		1,790,000	814,450
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	84,150
Steel Dynamics, Inc. 7.750%, 04/15/2016		140,000	145,250
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		810,000	753,300
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		710,000	660,300
8.750%, 01/15/2014 (S)		570,000	585,675
Verso Paper Holdings LLC
8.750%, 02/01/2019		440,000	242,000
11.750%, 01/15/2019 (S)		610,000	628,300

			16,842,519
Telecommunication Services - 8.6%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		1,160,000	939,600
9.000%, 09/22/2019		98,000	79,870
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		870,000	654,675
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		810,000	648,000
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)		540,000	528,150
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	905,250
Cricket Communications, Inc.
7.750%, 05/15/2016		940,000	991,700
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		1,070,000	1,142,225
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		720,000	756,900
Level 3 Financing, Inc.
8.625%, 07/15/2020 (S)		740,000	777,000
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		760,000	799,900

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (S)	$65,870	$66,858
Satmex Escrow SA de CV
9.500%, 05/15/2017	220,000	226,600
Sprint Capital Corp.
6.875%, 11/15/2028	1,730,000	1,323,450
8.750%, 03/15/2032	2,445,000	2,096,588
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	1,540,000	1,690,150
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	640,000	699,200
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	290,000	306,675
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,354,554
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	446,200
Virgin Media Finance PLC
9.500%, 08/15/2016	265,000	298,788
West Corp.
7.875%, 01/15/2019	980,000	1,043,700
8.625%, 10/01/2018	390,000	428,025
11.000%, 10/15/2016	770,000	818,125
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	2,556,295	2,262,321
Windstream Corp.
7.500%, 06/01/2022 to 04/01/2023	1,240,000	1,286,950

		22,571,454
Utilities - 4.9%
AES Ironwood LLC
8.857%, 11/30/2025	717,948	804,101
AES Red Oak LLC
9.200%, 11/30/2029	100,000	107,500
Atlantic Power Corp.
9.000%, 11/15/2018 (S)	580,000	585,800
Calpine Corp.
7.500%, 02/15/2021 (S)	740,000	789,950
7.875%, 01/15/2023 (S)	850,000	918,000
Energy Future Intermediate Holding
Company LLC
11.750%, 03/01/2022 (S)	1,430,000	1,462,175
Foresight Energy LLC
9.625%, 08/15/2017 (S)	890,000	934,500
GenOn REMA LLC
9.237%, 07/02/2017	855,740	838,625
9.681%, 07/02/2026	300,000	285,000
Midwest Generation LLC, Series B
8.560%, 01/02/2016	833,391	793,805
Mirant Americas Generation LLC
9.125%, 05/01/2031	480,000	412,800
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	2,552,651	2,629,231
Suburban Propane Partners LP
7.375%, 03/15/2020	599,000	636,438
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,500,000	343,125
The AES Corp.
7.750%, 10/15/2015	190,000	211,850
9.750%, 04/15/2016	990,000	1,158,300

		12,911,200

TOTAL CORPORATE BONDS (Cost $221,777,143)		$214,210,582

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 1.4%
Financials - 1.4%
ING Capital Funding Trust III
4.070%, 06/29/2012 (P)(Q)	$220,000	$189,381
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,589,264
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	740,000	732,600

		3,511,245
Materials - 0.0%
Hercules, Inc.
6.500%, 06/30/2029	70,000	55,650

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,791,159)		$3,566,895

CONVERTIBLE BONDS - 1.1%
Financials - 0.7%
Realogy Corp.
11.000%, 04/15/2018 (S)	2,440,000	1,952,000
Industrials - 0.3%
Horizon Lines, Inc.
6.000%, 04/15/2017	1,041,969	695,147
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029	460,000	371,738

TOTAL CONVERTIBLE BONDS (Cost $3,240,125)		$3,018,885

TERM LOANS (M) - 2.3%
Consumer Discretionary - 0.0%
Simmons Holding Company
- 02/15/2013 (H)	3,958,740	0
Financials - 0.4%
Realogy Corp.
13.500%, 10/15/2017	1,000,000	1,026,071
Health Care - 0.1%
Immucor, Inc.
7.250%, 08/17/2018	308,450	311,406
Industrials - 0.2%
Trico Shipping AS
1.000%, 05/13/2014	310,986	309,431
10.000%, 05/13/2014	176,630	175,747

		485,178
Information Technology - 0.2%
SRA International, Inc.
6.500%, 07/20/2018	472,457	470,390
Telecommunication Services - 1.4%
Vodafone Group PLC
6.250%, 07/11/2016	907,500	905,231
6.875%, 08/11/2015	2,813,120	2,799,054

		3,704,285

TOTAL TERM LOANS (Cost $9,893,826)		$5,997,330

COMMON STOCKS - 3.0%
Consumer Discretionary - 1.4%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$86,730
Canadian Satellite Radio Holdings, Inc.	389,667	1,171,990
Charter Communications, Inc., Class A (I)	38,833	2,463,954

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
PB Investors II LLC (I)	127,402	$1
Tropicana Entertainment LLC	7,500	33,750
Vertis Holdings, Inc.	69,391	0

		3,756,425
Financials - 0.6%
KCAD Holdings I, Ltd. (I)	141,168,822	1,496,390
Industrials - 0.6%
DeepOcean Group Holdings AS	83,286	1,332,576
Delta Air Lines, Inc. (I)	1,260	12,487
Horizon Lines, Inc. (I)	21,454	124,004

		1,469,067
Materials - 0.4%
LyondellBasell Industries NV, Class A	26,131	1,140,618
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR (I)	13,302	17,293
Viatel Holdings Bermuda, Ltd. (I)	38	10
XO Holdings, Inc. (I)	5,320	0

		17,303

TOTAL COMMON STOCKS (Cost $9,387,457)		$7,879,803

PREFERRED SECURITIES - 2.5%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC	840	15,120

		37,980
Financials - 2.5%
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	58,275	1,491,840
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	31,275	850,680
Citigroup, Inc., 7.500%	11,500	1,190,595
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	130,600	3,018,166

		6,551,281

TOTAL PREFERRED SECURITIES (Cost $6,700,473)		$6,589,261

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	15,000
9.875%, 03/01/2049 (I)	2,050,000	10,250
10.250%, 11/01/2049 (I)	1,025,000	5,125
General Motors Company
7.200%, 01/15/2049 (I)	1,520,000	20,900
8.375%, 07/15/2049 (I)	2,005,000	27,569
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	3,162,000	0

		78,844

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$78,844

WARRANTS - 0.3%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	6,339	0

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	$134,257
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	58,949	408,034
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	14,700	33,075
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	256,820

TOTAL WARRANTS (Cost $209,927)		$832,186

OPTIONS PURCHASED - 0.2%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swap
(Expiration Date: 06/20/2012; Strike
Price: $0.97; Counterparty: Morgan
Stanley & Company, Inc.) (I)	$20,756,400	$457,359

TOTAL OPTIONS PURCHASED (Cost $809,500)		$457,359

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Repurchase Agreement with Deutsche
Bank dated 3/30/2012 at 0.040% to be
repurchased at $5,900,020 on
04/02/2012, collateralized by $4,643,000
U.S. Treasury Inflation Protected
Securities, 3.000% due 07/15/2012
(valued at $6,018,001, including interest)	5,900,000	5,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,000)		$5,900,000

Total Investments (High Yield Trust)
(Cost $269,242,909) - 97.2%		$255,938,264
Other assets and liabilities, net - 2.8%		7,273,433

TOTAL NET ASSETS - 100.0%		$263,211,697

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 41.9%
Consumer Discretionary - 6.5%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$410,498
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,090,000
8.000%, 04/15/2020	2,000,000	2,115,000
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017	450,000	490,500
Caesars Operating Escrow LLC
8.500%, 02/15/2020 (S)	1,200,000	1,221,000
CCH II LLC 13.500%, 11/30/2016	4,766,957	5,434,331
CCO Holdings LLC 6.500%, 04/30/2021	1,000,000	1,035,000
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)	1,000,000	1,073,750
Chrysler Group LLC 8.000%, 06/15/2019	1,000,000	1,005,000
CityCenter Holdings LLC
7.625%, 01/15/2016	700,000	738,500
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	1,339,535	1,483,535

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Clear Channel Communications, Inc.
9.000%, 03/01/2021		$1,000,000	$900,000
Clear Channel Worldwide Holdings, Inc.,
Series B 9.250%, 12/15/2017		800,000	877,000
CSC Holdings LLC
6.750%, 11/15/2021 (S)		3,000,000	3,123,750
Ford Motor Credit Company LLC
12.000%, 05/15/2015		1,300,000	1,605,500
KB Home 5.750%, 02/01/2014		700,000	700,000
MGM Resorts International
10.000%, 11/01/2016		1,500,000	1,680,000
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,774,125

			27,757,489
Consumer Staples - 1.7%
Ceridian Corp. 11.250%, 11/15/2015		1,000,000	902,500
Dean Foods Company 9.750%, 12/15/2018		1,000,000	1,106,250
JBS USA LLC
8.250%, 02/01/2020 (S)		700,000	719,250
11.625%, 05/01/2014		1,000,000	1,165,000
Reynolds Group Issuer, Inc.
7.875%, 08/15/2019 (S)		300,000	322,500
9.875%, 08/15/2019 (S)		1,500,000	1,533,750
SUPERVALU, Inc. 8.000%, 05/01/2016		1,300,000	1,361,750

			7,111,000
Energy - 5.5%
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)		300,000	309,000
9.375%, 12/01/2017		750,000	811,875
ATP Oil & Gas Corp.
11.875%, 05/01/2015		1,400,000	1,022,000
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020		1,900,000	1,957,750
7.250%, 12/15/2018		2,000,000	2,135,000
Consol Energy, Inc. 8.250%, 04/01/2020		1,400,000	1,463,000
El Paso Corp. 7.750%, 01/15/2032		300,000	340,859
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017		1,000,000	1,082,500
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)		1,000,000	962,500
Linn Energy LLC 8.625%, 04/15/2020		1,700,000	1,831,750
Petrobakken Energy Ltd.
8.625%, 02/01/2020 (S)		700,000	729,750
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H)(S)		800,000	308,000
7.000%, 05/01/2017 (H)(S)		500,000	192,500
Sabine Pass LNG LP
7.250%, 11/30/2013		1,000,000	1,055,000
7.500%, 11/30/2016		800,000	858,000
Samson Investment Company
9.750%, 02/15/2020 (S)		1,800,000	1,822,500
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)		3,000,000	3,060,000
9.875%, 05/15/2016		1,200,000	1,302,000
SESI LLC 6.875%, 06/01/2014		1,000,000	1,002,500
W&T Offshore, Inc. 8.500%, 06/15/2019		1,200,000	1,269,000

			23,515,484
Financials - 8.3%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%) ,05/15/2018 (Q)		1,500,000	1,544,370
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	961,597

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	750,000	$1,223,618
CIT Group, Inc.
7.000%, 05/04/2015 to 05/02/2017 (S)		$17,200,000	17,234,940
Deutsche Bank AG/London
8.500%, 06/08/2012 (S)		40,000	936,800
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)		7,500,000	8,216,400
M&T Bank Corp.
6.875%, 06/15/2016 (Q)(S)		1,500,000	1,496,220
UBS AG 8.000%, 09/14/2012 (S)		5,000,000	2,630,905
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,000,000	1,032,500

			35,277,350
Health Care - 4.5%
Community Health Systems, Inc.
8.875%, 07/15/2015		1,036,000	1,073,555
Grifols, Inc. 8.250%, 02/01/2018		600,000	649,500
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020		3,500,000	3,708,000
7.500%, 02/15/2022		1,200,000	1,278,000
8.000%, 10/01/2018		3,000,000	3,270,000
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		600,000	612,000
Tenet Healthcare Corp.
8.000%, 08/01/2020		400,000	412,000
9.250%, 02/01/2015		3,500,000	3,885,000
10.000%, 05/01/2018		3,250,000	3,721,250
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019		500,000	497,500

			19,106,805
Industrials - 3.6%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,194,000
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)		2,500,000	2,206,250
CEVA Group PLC
8.375%, 12/01/2017 (S)		1,000,000	990,000
11.500%, 04/01/2018 (S)		2,200,000	2,178,000
12.750%, 03/31/2020 (S)		1,500,000	1,395,000
RBS Global, Inc.
8.500%, 05/01/2018		1,200,000	1,287,000
11.750%, 08/01/2016		1,000,000	1,060,000
Terex Corp. 8.000%, 11/15/2017		3,000,000	3,105,000
The Manitowoc Company, Inc.
9.500%, 02/15/2018		800,000	884,000
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	931,500

			15,230,750
Information Technology - 5.0%
CDW LLC
8.500%, 04/01/2019		2,500,000	2,656,250
12.535%, 10/12/2017		750,000	814,688
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,443,750
9.875%, 09/24/2015		199,000	199,995
11.250%, 03/31/2016		4,400,000	3,982,000
12.625%, 01/15/2021		3,050,000	3,057,625
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,451,360
10.550%, 09/24/2015		1,000,000	1,015,000

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		$2,000,000	$2,010,000
10.125%, 12/15/2016		979,000	1,045,083
10.750%, 08/01/2020		1,676,000	1,881,310
Lawson Software, Inc.
9.375%, 04/01/2019 (S)		200,000	206,500
Sterling Merger, Inc.
11.000%, 10/01/2019 (S)		300,000	316,500

			21,080,061
Materials - 2.3%
Berry Plastics Corp. 9.750%, 01/15/2021		700,000	764,750
Cemex SAB de CV
9.000%, 01/11/2018 (S)		3,000,000	2,827,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,000,000
7.000%, 11/01/2015 (S)		500,000	510,000
Ineos Finance PLC 8.375%, 02/15/2019 (S)		700,000	740,250
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	1,947,535
Kinove German Bondco GmbH
10.000%, 06/15/2018 (S)		1,500,000	2,080,571

			9,870,606
Telecommunication Services - 2.0%
Cricket Communications, Inc.
7.750%, 10/15/2020		$2,300,000	2,259,750
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	526,250
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,000,000	3,292,500
11.500%, 11/15/2021 (S)		1,500,000	1,612,500
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		1,000,000	1,057,500

			8,748,500
Utilities - 2.5%
Calpine Corp.
7.500%, 02/15/2021 (S)		1,000,000	1,067,500
7.875%, 07/31/2020 (S)		800,000	870,000
Dynegy Holdings LLC
7.500%, 06/01/2015 (H)		1,220,000	805,200
7.750%, 06/01/2019 (H)		1,250,000	821,875
8.375%, 05/01/2016 (H)		2,000,000	1,330,000
GenOn Energy, Inc. 7.875%, 06/15/2017		400,000	349,000
Intergen NV 9.000%, 06/30/2017 (S)		1,000,000	1,052,500
RRI Energy, Inc. 7.625%, 06/15/2014		900,000	906,750
Texas Competitive Electric
Holdings Company LLC
11.500%, 10/01/2020 (S)		750,000	489,375
15.000%, 04/01/2021		2,030,000	751,100
Texas Competitive Electric Holdings
Company LLC, PIK
10.500%, 11/01/2016		156,891	31,378
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		9,000,000	2,058,750

			10,533,428

TOTAL CORPORATE BONDS (Cost $179,007,896)			$178,231,473

CONVERTIBLE BONDS - 0.7%
Financials - 0.2%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)		1,000,000	1,011,250

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Materials - 0.5%
Cemex SAB de CV
3.250%, 03/15/2016	$1,350,000	$1,272,375
3.750%, 03/15/2018	805,000	758,713

		2,031,088

TOTAL CONVERTIBLE BONDS (Cost $3,152,825)		$3,042,338

MUNICIPAL BONDS - 0.1%
California - 0.1%
State of California
7.950%, 03/01/2036	500,000	585,250

TOTAL MUNICIPAL BONDS (Cost $500,590)		$585,250

TERM LOANS (M) - 4.1%
Consumer Discretionary - 0.9%
Clear Channel Communications, Inc.
3.891%, 01/29/2016	4,419,769	3,576,698
SuperMedia, Inc.
11.000%, 12/31/2015	472,423	256,290

		3,832,988
Health Care - 0.2%
Kinetic Concepts, Inc.
7.000%, 05/04/2018	997,500	1,015,735
Industrials - 0.1%
US Investigations Services, Inc.
2.992%, 02/21/2015	686,743	655,268
Information Technology - 0.9%
First Data Corp.
4.242%, 03/24/2018	1,584,873	1,442,978
7.000%, 03/24/2017	1,367,115	1,306,023
SRA International, Inc.
6.500%, 07/20/2018	908,571	904,596

		3,653,597
Utilities - 2.0%
Dynegy Midwest Generation LLC
9.250%, 08/05/2016	696,500	710,865
Dynegy Power LLC
9.250%, 08/05/2016	1,293,500	1,349,121
Texas Competitive Electric Holdings
Company LLC
4.743%, 10/10/2017	11,493,117	6,371,497

		8,431,483

TOTAL TERM LOANS (Cost $21,675,221)		$17,589,071

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Financials - 0.4%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.992%, 11/15/2015 (P)(S)	1,891,019	1,768,116

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,712,219)		$1,768,116

COMMON STOCKS - 41.7%
Consumer Discretionary - 0.8%
Media - 0.5%
Comcast Corp., Class A	67,000	$2,010,670
Dex One Corp. (I)(L)	99,669	141,530

		2,152,200

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.3%
Target Corp.	18,110	$1,055,270

		3,207,470
Consumer Staples - 1.3%
Beverages - 1.3%
Diageo PLC	125,000	3,009,876
PepsiCo, Inc.	40,000	2,654,000

		5,663,876

		5,663,876
Energy - 6.8%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	15,000	629,100
Schlumberger, Ltd.	20,000	1,398,600
Weatherford International, Ltd. (I)	70,000	1,056,300

		3,084,000
Oil, Gas & Consumable Fuels - 6.1%
BP PLC, ADR	80,000	3,600,000
Callon Petroleum Company (I)	56,247	353,794
Canadian Oil Sands, Ltd.	190,000	4,007,820
Chevron Corp.	15,000	1,608,600
ConocoPhillips	100,000	7,601,000
Exxon Mobil Corp.	50,000	4,336,500
Royal Dutch Shell PLC, ADR	40,000	2,805,200
Spectra Energy Corp.	50,000	1,577,500

		25,890,414

		28,974,414
Financials - 6.2%
Commercial Banks - 3.1%
Banco Santander SA	132,329	1,017,302
Barclays PLC	150,000	566,495
CIT Group, Inc. (I)	35,800	1,476,392
HSBC Holdings PLC	250,000	2,219,100
M&T Bank Corp. (L)	22,500	1,954,800
Wells Fargo & Company	174,800	5,967,672

		13,201,761
Diversified Financial Services - 2.6%
Bank of America Corp.	375,000	3,588,750
Citigroup, Inc.	51,430	1,879,767
JPMorgan Chase & Company	120,000	5,517,600

		10,986,117
Insurance - 0.3%
QBE Insurance Group, Ltd.	75,000	1,103,355
Real Estate Investment Trusts - 0.2%
Westfield Retail Trust	364,900	975,466
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (I)	103,273	30,414

		26,297,113
Health Care - 5.8%
Pharmaceuticals - 5.8%
Johnson & Johnson	80,000	5,276,800
Merck & Company, Inc.	220,000	8,448,000
Pfizer, Inc.	200,000	4,532,000
Roche Holdings AG	37,500	6,529,002

		24,785,802

		24,785,802

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 1.3%
Industrial Conglomerates - 1.2%
General Electric Company	254,770	$5,113,234
Machinery - 0.1%
Caterpillar, Inc.	4,500	479,340

		5,592,574
Information Technology - 1.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	37,280	788,472
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	30,000	422,400
Office Electronics - 0.3%
Xerox Corp.	150,000	1,212,000
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	190,000	5,340,900

		7,763,772
Materials - 1.0%
Chemicals - 0.3%
LyondellBasell Industries NV, Class A	25,000	1,091,250
Metals & Mining - 0.7%
Barrick Gold Corp.	52,600	2,287,048
Nucor Corp. (L)	15,000	644,250

		2,931,298

		4,022,548
Telecommunication Services - 3.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	160,000	4,996,800
CenturyLink, Inc.	30,000	1,159,500
France Telecom SA	28,700	425,742
Frontier Communications Corp. (L)	75,000	312,750
Telstra Corp., Ltd.	500,000	1,704,276
Vivendi SA	30,562	561,713

		9,160,781
Wireless Telecommunication Services - 1.1%
SK Telecom Company, Ltd., ADR	27,430	381,551
Vodafone Group PLC	1,600,000	4,417,806

		4,799,357

		13,960,138
Utilities - 13.4%
Electric Utilities - 7.7%
American Electric Power Company, Inc.	110,100	4,247,658
Duke Energy Corp. (L)	150,000	3,151,500
Entergy Corp.	50,000	3,360,000
Exelon Corp.	67,000	2,627,070
FirstEnergy Corp. (L)	40,000	1,823,600
NextEra Energy, Inc.	90,000	5,497,200
Pinnacle West Capital Corp.	65,000	3,113,500
PPL Corp.	35,500	1,003,230
Progress Energy, Inc.	100,000	5,311,000
Southern Company	60,000	2,695,800

		32,830,558
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	1,961,000
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (I)(L)	85,000	47,600
Multi-Utilities - 5.2%
Dominion Resources, Inc.	35,000	1,792,350

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
PG&E Corp.	135,000	$5,860,350
Public Service Enterprise Group, Inc.	150,000	4,591,500
Sempra Energy	70,000	4,197,200
TECO Energy, Inc. (L)	150,000	2,632,500
Xcel Energy, Inc.	110,000	2,911,700

		21,985,600

		56,824,758

TOTAL COMMON STOCKS (Cost $180,327,389)		$177,092,465

PREFERRED SECURITIES - 6.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Company,
Series B, 4.750%	23,600	987,660
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp., 5.750% (S)	1,900	1,942,921
Sandridge Energy, Inc., 7.000%	26,500	3,229,688

		5,172,609

		5,172,609
Financials - 4.2%
Commercial Banks - 1.2%
Wells Fargo & Company, Series L, 7.500%	4,600	5,136,820
Diversified Financial Services - 1.9%
Ally Financial, Inc., 7.000% (S)	1,341	1,117,179
Bank of America Corp., Series L, 7.250%	5,350	5,237,115
Citigroup, Inc., 7.500%	18,300	1,894,599

		8,248,893
Insurance - 0.5%
MetLife, Inc., 5.000%	27,000	1,909,440
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,331,000
Thrifts & Mortgage Finance - 0.1%
Federal National Mortgage
Association, 5.375% (I)	20	58,000
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	40,800
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	15,050
Federal National Mortgage Association,
Series S, 8.912% (I)	79,300	109,434
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (I)	94,900	131,911

		355,195

		17,981,348
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp., 7.000%	1,500	1,352,400
Materials - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	25,000	1,076,500

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities - 0.1%
Electric Utilities - 0.1%
Nextera Energy, Inc., 8.375%	10,000	$503,000

TOTAL PREFERRED SECURITIES (Cost $31,658,456)		$27,073,517

WARRANTS - 0.2%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/14; Strike
Price: $46.86) (I)	22,772	478,212
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	130,961
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	88,200

TOTAL WARRANTS (Cost $954,836)		$697,373

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company (I)	85,000	27,532
SuperMedia, Inc. 12/01/2020 (I)	651,025	0

		27,532

TOTAL ESCROW CERTIFICATES (Cost $326)		$27,532

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	770,521	$7,711,841

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,711,409)		$7,711,841

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 2.0%
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at 0.010%
to be repurchased at $8,300,007 on
04/02/2012, collateralized by $8,010,000
US Treasury Notes, 2.375% due
02/28/2015 (valued at $8,469,678,
including interest)	$8,300,000	$8,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,300,000)		$8,300,000

Total Investments (Income Trust) (Cost $435,001,167) - 99.3%		$422,118,976
Other assets and liabilities, net - 0.7%		2,828,166

TOTAL NET ASSETS - 100.0%		$424,947,142

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.2%
Australia - 5.0%
Billabong International, Ltd. (L)	255,261	$734,227
BlueScope Steel, Ltd.	1,348,422	551,921
Charter Hall Office REIT	262,414	837,538
Commonwealth Bank of Australia	46,580	2,418,146
Dexus Property Group	946,453	853,138
Goodman Fielder, Ltd.	915,215	654,865
Goodman Group	1,530,445	1,096,184
GPT Group	359,420	1,162,190
Iluka Resources, Ltd.	100,555	1,854,307

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Investa Office Fund	1,268,759	$834,713
JB Hi-Fi, Ltd. (L)	47,433	538,855
Mirvac Group	635,948	772,075
OneSteel, Ltd., ADR	831,211	1,067,948
Pacific Brands, Ltd.	424,353	268,774
Qantas Airways, Ltd. (I)	185,753	343,560
QBE Insurance Group, Ltd.	395,510	5,818,505
Resolute Mining, Ltd. (I)	265,698	495,968
Stockland	437,188	1,333,794
TABCORP Holdings, Ltd.	240,339	677,429
Telstra Corp., Ltd.	1,929,841	6,577,963
Wesfarmers, Ltd.	82,435	2,564,282
Westpac Banking Corp.	169,085	3,835,708

		35,292,090
Austria - 0.6%
Andritz AG (L)	8,157	798,004
OMV AG	55,998	1,990,267
Raiffeisen Bank International AG (L)	14,658	517,224
Voestalpine AG	30,731	1,034,371

		4,339,866
Belgium - 0.7%
Ageas	387,606	851,157
Anheuser-Busch InBev NV	25,366	1,848,364
Belgacom SA	34,012	1,093,150
Colruyt SA	13,429	539,669
Delhaize Group SA	5,011	263,438
Mobistar SA (I)	11,424	568,840

		5,164,618
Bermuda - 0.0%
Golden Ocean Group, Ltd.	254,165	231,820
Canada - 3.0%
BCE, Inc. (L)	37,200	1,489,566
Canadian National Railway Company	22,100	1,756,346
Canadian Natural Resources, Ltd.	93,900	3,112,270
Canadian Pacific Railway, Ltd. (L)	6,100	463,012
Enbridge, Inc. (L)	64,800	2,516,770
Encana Corp. (L)	139,800	2,745,683
First Quantum Minerals, Ltd.	54,400	1,037,333
Husky Energy, Inc. (L)	52,300	1,330,767
IGM Financial, Inc. (L)	12,900	600,737
Metro, Inc.	13,600	725,233
National Bank of Canada (L)	6,935	551,838
Research In Motion, Ltd. (I)	106,000	1,554,745
RONA, Inc.	30,000	282,420
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	93,200	2,211,684
Valeant Pharmaceuticals International, Inc. (I)	8,500	455,827

		20,834,231
Denmark - 0.4%
H. Lundbeck A/S (L)	6,446	129,420
Novo Nordisk A/S	20,586	2,855,135

		2,984,555
Finland - 0.5%
Neste Oil OYJ (L)	42,099	518,182
Nokia OYJ	492,161	2,693,286

		3,211,468
France - 10.8%
Air France KLM (I)(L)	141,823	805,072
Alcatel-Lucent (I)	6	14
Altran Technologies SA (I)	47,174	294,842

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Archos SA (I)(L)	20,509	$221,615
Arkema SA	17,997	1,680,004
Artprice.com (I)(L)	5,621	286,914
BNP Paribas SA	15,925	756,446
Cie Generale d’Optique
Essilor International SA	10,522	937,907
Cie Generale des Etablissements Michelin	5,628	418,876
Dassault Systemes SA	10,088	927,661
France Telecom SA	106,456	1,579,192
Lagardere SCA	32,589	1,006,648
LVMH Moet Hennessy Louis Vuitton SA	10,299	1,769,355
Pernod-Ricard SA	4,782	499,934
Peugeot SA (I)(L)	96,669	1,555,729
Rallye SA	7,602	285,731
Renault SA	47,299	2,498,967
Safran SA	11,764	432,062
Sanofi	334,116	25,903,263
Societe Generale SA (I)	30,518	892,416
SOITEC (I)(L)	13,588	78,309
Total SA (L)	511,220	26,057,625
Unibail-Rodamco SE	7,175	1,435,399
Valeo SA	13,427	703,582
Vivendi SA	139,331	2,560,830
Wendel SA	9,842	841,489
Zodiac Aerospace	12,965	1,349,489

		75,779,371
Germany - 6.3%
Aareal Bank AG (I)	9,981	201,876
Adidas AG	21,109	1,648,021
Aurubis AG	24,256	1,281,057
BASF SE	30,196	2,644,118
Bayerische Motoren Werke (BMW) AG	24,376	2,191,904
Bilfinger Berger SE	11,419	1,073,904
Continental AG (I)	4,891	461,638
Deutsche Lufthansa AG	31,841	445,424
Deutsche Post AG	22,461	432,784
Duerr AG	2,632	167,672
E.ON AG	601,880	14,416,158
Fresenius Medical Care AG & Company KGaA	14,083	997,519
Fresenius SE & Company KGaA	18,309	1,877,710
GEA Group AG	32,410	1,117,777
Heidelberger Druckmaschinen AG (I)(L)	46,237	92,683
Infineon Technologies AG	67,777	692,778
Kloeckner & Company SE	12,306	178,336
Leoni AG	25,819	1,342,774
Linde AG	8,366	1,501,222
Puma SE	2,174	776,464
RWE AG	84,657	4,042,413
Salzgitter AG	15,141	830,811
SAP AG	36,778	2,568,275
SGL Carbon SE (I)(L)	7,100	325,350
Software AG	13,586	508,795
Suedzucker AG	36,298	1,156,271
Volkswagen AG	6,356	1,024,861

		43,998,595
Greece - 0.2%
OPAP SA	122,781	1,190,908
Public Power Corp. SA	87,188	390,491

		1,581,399
Hong Kong - 1.5%
AIA Group, Ltd.	368,800	1,350,530
CLP Holdings, Ltd.	277,096	2,385,377
Emperor Watch & Jewellery, Ltd.	2,590,000	409,914

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Esprit Holdings, Ltd.	481,530	$972,513
Hong Kong & China Gas Company, Ltd.	357,720	913,716
Melco International Development Ltd. (I)	758,000	725,664
Pacific Basin Shipping, Ltd.	757,000	407,410
Power Assets Holdings, Ltd.	258,646	1,898,263
Swire Pacific, Ltd.	74,500	834,683
Swire Properties, Ltd.	52,150	129,977
Yue Yuen Industrial Holdings, Ltd.	202,782	714,679

		10,742,726
Ireland - 1.2%
C&C Group PLC	89,044	458,766
C&C Group PLC	3,273	16,799
CRH PLC	121,386	2,482,996
DCC PLC	27,153	672,463
DCC PLC (Irish Stock Exchange)	321	8,085
Kerry Group PLC	28,774	1,331,692
Paddy Power PLC	7,510	473,194
Paddy Power PLC (London Exchange)	6,774	426,540
Shire PLC	75,222	2,394,585

		8,265,120
Israel - 0.1%
Discount Investment Corp.	40,739	225,162
Mellanox Technologies, Ltd. (I)	1,812	75,261
Nice Systems, Ltd. (I)	2,687	105,640

		406,063
Italy - 5.2%
Banca Popolare di Milano SpA	564,405	313,741
Banco Popolare Societa Cooperativa (L)	675,021	1,278,512
Benetton Group SpA (I)	13,164	79,527
BGP Holdings PLC	2,126,418	3
Davide Campari Milano SpA	81,420	554,282
Enel SpA	2,512,265	9,082,202
ENI SpA	577,774	13,537,736
Finmeccanica SpA (I)(L)	420,951	2,277,954
Fondiaria-Sai SpA (I)(L)	85,246	121,041
Impregilo SpA (L)	75,632	303,044
Italcementi SpA - RSP	34,167	111,393
Lottomatica SpA	16,367	311,319
Mediaset SpA	110,881	306,323
Pirelli & C. SpA	113,366	1,347,629
Recordati SpA	39,684	301,928
Snam Rete Gas SpA	212,361	1,020,938
Telecom Italia SpA	1,926,903	2,289,664
Telecom Italia SpA, RSP	1,809,535	1,777,838
Terna Rete Elettrica Nazionale SpA	208,256	836,758
Tod’s SpA	4,898	550,823

		36,402,655
Japan - 22.8%
Advance Residence Investment Corp.	188	357,536
AEON Company, Ltd. (L)	218,300	2,870,708
Aiful Corp. (I)(L)	243,500	509,292
Alps Electric Company, Ltd.	112,654	1,003,499
Anritsu Corp. (L)	103,000	1,351,035
Asahi Group Holdings, Ltd.	49,100	1,092,283
Astellas Pharma, Inc. (L)	80,326	3,319,038
Bridgestone Corp.	85,600	2,094,018
Calsonic Kansei Corp.	116,000	713,893
CAPCOM Company, Ltd.	16,000	365,924
Circle K Sunkus Company, Ltd.	15,900	341,330
Cosmo Oil Company, Ltd.	202,000	562,177
Daikyo, Inc.	347,000	946,137
Daito Trust Construction Company, Ltd.	50,500	4,555,573

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dena Company, Ltd.	38,500	$1,066,911
Don Quijote Company, Ltd.	16,000	581,065
East Japan Railway Company	14,300	903,990
EDION Corp.	77,500	544,819
Eisai Company, Ltd. (L)	46,920	1,869,593
Electric Power Development Company, Ltd.	17,800	484,931
FANUC Corp.	4,700	844,723
Fast Retailing Company, Ltd. (L)	9,400	2,155,981
Fuji Heavy Industries, Ltd.	82,884	673,264
Gree, Inc. (L)	62,900	1,587,920
Gunze, Ltd.	92,000	269,940
Hanwa Company, Ltd.	74,000	337,166
Haseko Corp. (I)	1,226,500	993,671
Hikari Tsushin, Inc.	15,000	442,693
Hitachi, Ltd.	252,000	1,629,068
Hosiden Corp.	34,800	254,699
Inpex Corp.	248	1,684,182
Isuzu Motors, Ltd.	77,000	452,340
ITOCHU Corp.	296,400	3,242,930
Japan Tobacco, Inc.	367	2,080,280
JFE Holdings, Inc.	84,200	1,822,385
JGC Corp. (L)	27,000	839,924
Juki Corp. (L)	97,000	211,822
JX Holdings, Inc.	861,700	5,390,547
K’s Holding Corp.	45,100	1,454,406
Kajima Corp.	685,000	2,086,493
Kakaku.com, Inc.	12,000	315,876
Kao Corp. (L)	84,650	2,232,943
Kawasaki Kisen Kaisha, Ltd. (I)(L)	547,000	1,221,549
KDDI Corp. (L)	848	5,517,806
Kinugawa Rubber Industrial Company, Ltd.	68,000	527,654
Kohnan Shoji Company, Ltd.	14,800	234,519
Konami Corp.	36,577	1,046,558
Lawson, Inc. (L)	18,300	1,153,909
Leopalace21 Corp. (I)(L)	173,600	594,648
Makino Milling Machine Company, Ltd. (L)	65,000	559,539
Marubeni Corp.	262,176	1,900,282
Marui Group Company, Ltd.	15,990	134,455
Mazda Motor Corp. (I)	559,512	985,686
Mitsubishi Chemical Holdings Corp.	338,500	1,822,086
Mitsubishi Corp. (L)	99,705	2,324,532
Mitsubishi UFJ Lease &
Finance Company, Ltd.	20,450	906,333
Mitsui & Company, Ltd. (L)	94,400	1,553,709
Mitsui Mining & Smelting Company, Ltd.	213,000	602,714
Mitsui O.S.K. Lines, Ltd. (L)	247,000	1,090,099
Mizuho Financial Group, Inc. (L)	1,220,000	2,004,497
Nachi-Fujikoshi Corp.	56,000	323,309
Namco Bandai Holdings, Inc.	64,500	930,816
NET One Systems Company, Ltd.	75,600	926,418
Nichii Gakkan Company, Ltd.	22,600	303,163
NICHIREI Corp.	99,000	465,625
Nintendo Company, Ltd. (L)	8,800	1,332,983
Nippon Chemi-Con Corp. (I)	133,000	533,873
Nippon Light Metal Company, Ltd.	519,000	836,410
Nippon Paper Group, Inc. (L)	43,200	903,926
Nippon Steel Corp. (L)	687,000	1,896,988
Nippon Telegraph & Telephone Corp.	153,400	6,980,265
Nippon Yusen Kabushiki Kaisha (L)	356,000	1,130,582
Nipro Corp.	42,200	314,686
Nishimatsu Construction Company, Ltd.	101,000	237,268
Nissan Motor Company, Ltd. (L)	48,100	515,536
Nisshinbo Holdings, Inc.	50,000	477,910
Nitori Holdings Company, Ltd.	12,900	1,168,175
Nitto Boseki Company, Ltd. (L)	104,000	409,226

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitto Denko Corp.	9,500	$386,445
Nomura Research Institute, Ltd.	14,100	352,947
NTT DoCoMo, Inc. (L)	1,806	3,010,093
Obayashi Corp.	180,000	786,771
OKUMA Corp.	42,000	352,107
Ono Pharmaceutical Company, Ltd.	9,300	519,831
ORIX Corp. (L)	9,490	916,402
Osaka Gas Company, Ltd.	238,880	960,675
Penta-Ocean Construction Company, Ltd. (L)	289,000	931,795
Point, Inc.	14,940	552,026
Resona Holdings, Inc.	1,053,300	4,884,424
Ricoh Company, Ltd. (L)	75,000	736,773
Round One Corp.	100,200	665,040
Ryohin Keikaku Company, Ltd.	18,900	981,712
Sankyo Company, Ltd.	27,400	1,344,973
Sanrio Company, Ltd. (L)	25,200	983,465
SCSK Corp. (L)	21,400	340,207
Sega Sammy Holdings, Inc.	51,300	1,080,465
Seven & I Holdings Company, Ltd.	56,400	1,682,861
Shimamura Company, Ltd.	6,800	763,438
Showa Shell Sekiyu KK	68,800	441,721
Sojitz Corp. (L)	735,400	1,319,888
Sumitomo Corp. (L)	331,300	4,836,281
Sumitomo Light Metal Industries, Ltd.	154,000	154,527
Sumitomo Mitsui Financial Group	36,600	1,215,247
Sumitomo Osaka Cement Company, Ltd.	172,000	501,920
SxL Corp. (I)(L)	183,000	490,916
Taiheiyo Cement Corp.	1,010,000	2,246,374
Taisei Corp.	635,000	1,659,957
Takeda Pharmaceutical Company, Ltd. (L)	202,911	8,973,772
Toho Zinc Company, Ltd.	114,000	520,819
Tokyo Tatemono Company, Ltd.	267,000	1,093,708
TonenGeneral Sekiyu KK	79,867	735,598
Toray Industries, Inc.	135,000	1,007,818
Tosoh Corp.	191,000	532,230
Toyo Engineering Corp.	62,000	296,381
Toyota Tsusho Corp.	105,100	2,158,459
Unicharm Corp.	14,700	777,198
Unitika, Ltd. (I)	261,000	164,112
UNY Company, Ltd.	123,800	1,350,500
USS Company, Ltd.	9,900	1,009,252
West Japan Railway Company	14,200	571,284
Yahoo! Japan Corp. (L)	1,954	632,486
Yamada Denki Company, Ltd.	59,840	3,759,083
Yamato Transport Company, Ltd.	33,200	516,372
Zeon Corp.	30,000	279,123

		159,882,215
Jersey, C.I. - 0.2%
Randgold Resources, Ltd.	14,610	1,279,379
Netherlands - 4.3%
Aegon NV (I)	331,694	1,839,936
ASML Holding NV	22,754	1,135,271
CSM NV	26,515	476,055
European Aeronautic Defence &
Space Company NV	78,255	3,203,105
ING Groep NV, ADR (I)	296,078	2,469,062
Koninklijke BAM Groep NV	151,034	711,459
Royal Dutch Shell PLC, B Shares	242,330	8,537,540
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	177,286	6,188,877
SNS REAAL NV (I)	129,149	330,265
Unilever NV	136,309	4,638,270

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wereldhave NV	3,820	$303,306

		29,833,146
New Zealand - 0.6%
Chorus, Ltd. (I)	282,734	856,689
Fletcher Building, Ltd. (New
Zealand Exchange)	153,175	845,563
Telecom Corp. of New Zealand, Ltd.	1,339,721	2,660,360

		4,362,612
Norway - 0.1%
Telenor ASA	22,265	412,791
TGS Nopec Geophysical Company ASA	22,409	615,420

		1,028,211
Portugal - 0.3%
EDP - Energias de Portugal SA	397,450	1,157,442
Jeronimo Martins SGPS SA (I)	49,221	1,003,287

		2,160,729
Singapore - 1.5%
CapitaCommercial Trust	341,000	330,851
Ezra Holdings, Ltd. (I)	537,000	490,985
Golden Agri-Resources, Ltd.	4,100,000	2,559,326
Neptune Orient Lines, Ltd. (I)	146	164
Oversea-Chinese Banking Corp., Ltd.	49,807	353,266
SembCorp Marine, Ltd.	426	1,788
Singapore Exchange, Ltd.	220,000	1,214,027
Singapore Press Holdings, Ltd.	320,000	997,649
Singapore Telecommunications, Ltd.	1,545,210	3,871,266
Swiber Holdings, Ltd. (I)(L)	333,000	177,360
Venture Corp., Ltd.	35,000	237,734

		10,234,416
Spain - 4.8%
Banco Bilbao Vizcaya Argentaria SA	108,927	865,968
Banco Popular Espanol SA (L)	493,190	1,770,238
Banco Santander SA	691,135	5,313,242
Distribuidora Internacional
de Alimentacion SA (I)	111,671	553,463
Ferrovial SA	105,361	1,211,351
Fomento de Construcciones y Contratas SA (L)	22,920	512,338
Gas Natural SDG SA	201,260	3,214,223
Grifols SA (I)	47,354	1,011,863
Grifols SA, B Shares (I)	4,735	73,235
Iberdrola SA	468,802	2,659,974
Inditex SA	29,627	2,837,137
Red Electrica De Espana	10,865	531,424
Repsol YPF SA	123,586	3,104,791
Telefonica SA	616,538	10,114,092

		33,773,339
Sweden - 0.5%
Boliden AB	61,788	972,462
Investor AB, B Shares	59,029	1,309,326
NCC AB	36,841	776,437
Swedbank AB, Class A (L)	35,996	560,386

		3,618,611
Switzerland - 4.5%
Nestle SA	150,194	9,452,420
Novartis AG	189,133	10,475,023
Roche Holdings AG	50,725	8,831,564
The Swatch Group AG, BR Shares	3,301	1,521,813
Wolseley PLC	29,924	1,140,411

		31,421,231

International Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 19.1%
3i Group PLC	202,265	$692,608
Aggreko PLC	51,300	1,845,286
Amlin PLC	89,585	472,733
ARM Holdings PLC	135,379	1,277,937
ASOS PLC (I)	14,441	411,252
Associated British Foods PLC	32,005	625,099
AstraZeneca PLC	434,524	19,323,688
Aviva PLC	161,733	857,845
BAE Systems PLC	837,221	4,013,457
Barclays PLC	2,155,520	8,140,611
BG Group PLC	54,706	1,269,107
Bodycote PLC	30,469	188,083
BP PLC	1,214,298	9,069,599
British American Tobacco PLC	186,863	9,436,716
BT Group PLC	1,448,333	5,237,719
Burberry Group PLC	125,750	3,008,956
Capita PLC	27,222	318,879
Cobham PLC	243,419	891,501
Cookson Group PLC	50,920	563,981
Cove Energy PLC (I)	112,857	386,995
Diageo PLC	140,796	3,390,227
Dixons Retail PLC (I)	1,094,890	326,412
Drax Group PLC	151,921	1,324,623
FirstGroup PLC	175,165	665,656
GlaxoSmithKline PLC	853,850	19,066,770
Home Retail Group PLC	702,979	1,280,667
IMI PLC	53,047	825,056
Imperial Tobacco Group PLC	53,340	2,162,530
Jazztel PLC (I)	117,810	765,171
Kesa Electricals PLC	208,997	234,393
Legal & General Group PLC	461,802	965,980
Lloyds Banking Group PLC (I)	4,507,639	2,423,950
National Express Group PLC	51,250	197,402
Next PLC	59,687	2,845,321
Pearson PLC	76,423	1,427,756
Reckitt Benckiser Group PLC	15,767	891,765
Rio Tinto PLC	69,038	3,826,883
Rolls-Royce Holdings PLC (I)	169,324	2,198,206
Royal Bank of Scotland Group PLC (I)	1,982,953	876,474
SABMiller PLC	26,484	1,062,816
Scottish & Southern Energy PLC	78,860	1,675,595
Smith & Nephew PLC	85,618	868,445
Tate & Lyle PLC	94,064	1,060,586
Taylor Wimpey PLC (I)	413,690	340,709
The Sage Group PLC	194,890	932,424
The Weir Group PLC	47,803	1,348,133
Thomas Cook Group PLC (I)	760,640	273,466
United Utilities Group PLC	48,142	463,126
Vodafone Group PLC	3,842,282	10,609,036
William Hill PLC	290,358	1,213,464
Yell Group PLC (I)(L)	1,294,859	77,379

		133,652,473

TOTAL COMMON STOCKS (Cost $671,026,753)		$660,480,939

PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Hugo Boss AG	7,690	886,875
Porsche Automobil Holding SE	42,739	2,522,253
Volkswagen AG	10,173	1,790,647

		5,199,775

TOTAL PREFERRED SECURITIES (Cost $4,701,933)		$5,199,775

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Rights - 0.0%
Banco Popular Espanol SA (Expiration Date:
04/11/2012, Strike Price: EUR 0.10) (I)(L)	94,288	$4,653

TOTAL RIGHTS (Cost $4,959)		$4,653

SECURITIES LENDING COLLATERAL - 11.0%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	7,675,978	76,825,792

TOTAL SECURITIES LENDING
COLLATERAL (Cost $76,821,955)		$76,825,792

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	24,995,775	24,995,775

TOTAL SHORT-TERM INVESTMENTS (Cost $24,995,775)		$24,995,775

Total Investments (International Core Trust)
(Cost $777,551,375) - 109.5%		$767,506,934
Other assets and liabilities, net - (9.5%)		(66,808,935)

TOTAL NET ASSETS - 100.0%		$700,697,999

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.1%
Australia - 5.5%
AGL Energy, Ltd.	9,599	$146,690
Alumina, Ltd.	51,496	65,915
Amcor, Ltd.	25,133	193,743
AMP, Ltd.	53,918	241,370
APA Group, Ltd. (L)	10,359	54,956
Asciano, Ltd.	16,270	82,708
ASX, Ltd.	3,619	124,487
Australia & New Zealand Banking Group, Ltd.	50,413	1,215,127
Bendigo and Adelaide Bank, Ltd.	7,589	60,939
BHP Billiton, Ltd.	61,659	2,229,966
BlueScope Steel, Ltd. (I)	34,527	14,132
Boral, Ltd.	14,124	58,982
Brambles, Ltd.	27,356	201,368
Caltex Australia, Ltd.	2,853	41,065
Campbell Brothers, Ltd.	1,304	90,895
CFS Gandel Retail Trust	34,648	64,279
Coca-Cola Amatil, Ltd.	10,906	141,291
Cochlear, Ltd.	1,118	71,673
Commonwealth Bank of Australia	29,890	1,551,704
Computershare, Ltd.	8,579	79,997
Crown, Ltd.	9,470	85,262
CSL, Ltd.	9,859	366,597
Dexus Property Group	85,097	76,707
DuluxGroup, Ltd.	211	652
Echo Entertainment Group, Ltd.	13,706	62,459
Fairfax Media, Ltd. (L)	35,039	26,324
Fortescue Metals Group, Ltd.	26,436	159,225
Goodman Group	109,709	78,579
GPT Group	34,392	111,207
Harvey Norman Holding, Ltd. (L)	8,189	17,065
Iluka Resources, Ltd.	8,402	154,939
Incitec Pivot, Ltd.	29,906	97,622
Insurance Australia Group, Ltd.	39,868	141,086

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Leighton Holdings, Ltd.	2,998	$66,265
Lend Lease Corp.	11,232	86,945
Macquarie Group, Ltd.	6,684	201,440
Metcash, Ltd.	13,891	61,910
Mirvac Group	56,704	68,842
National Australia Bank, Ltd.	42,210	1,076,077
Newcrest Mining, Ltd.	14,603	449,374
Orica, Ltd.	6,984	202,409
Origin Energy, Ltd.	21,128	292,281
OZ Minerals, Ltd.	5,781	58,481
Qantas Airways, Ltd. (I)	27,133	50,184
QBE Insurance Group, Ltd.	22,026	324,033
QR National, Ltd.	33,938	131,167
Rio Tinto, Ltd.	8,513	577,148
Santos, Ltd.	17,912	264,859
Sonic Healthcare, Ltd.	6,566	85,360
SP Ausnet	27,871	31,043
Stockland	45,247	138,042
Suncorp Group, Ltd.	23,972	208,675
Sydney Airport	6,341	18,855
TABCORP Holdings, Ltd.	15,402	43,413
Tatts Group, Ltd.	28,472	73,257
Telstra Corp., Ltd.	83,023	282,988
Toll Holdings, Ltd.	12,353	75,160
Transurban Group, Ltd.	26,660	155,169
Wesfarmers, Ltd.	19,815	616,380
Wesfarmers, Ltd. (Price Protected Shares)	2,902	92,918
Westfield Group	43,325	398,662
Westfield Retail Trust	47,784	127,738
Westpac Banking Corp.	58,108	1,318,185
Woodside Petroleum, Ltd.	11,986	432,354
Woolworths, Ltd.	23,297	627,078
WorleyParsons, Ltd.	2,956	87,703

		16,833,406
Austria - 0.2%
Erste Group Bank AG	3,990	91,851
Immoeast AG (I)	6,755	0
IMMOFINANZ AG (I)	10,132	36,815
OMV AG	2,190	77,836
Raiffeisen Bank International AG (L)	1,623	57,269
Telekom Austria AG	7,482	87,211
Verbund AG, Class A (L)	1,380	41,965
Vienna Insurance Group AG Wiener
Versicherung Gruppe	1,013	44,689
Voestalpine AG	2,319	78,055

		515,691
Belgium - 0.7%
Ageas	55,936	85,971
Anheuser-Busch InBev NV	22,265	1,173,560
Bekaert SA (I)(L)	759	24,441
Belgacom SA	3,210	103,170
Colruyt SA	1,790	71,934
Delhaize Group SA	1,944	102,200
Groupe Bruxelles Lambert SA	1,576	121,930
KBC Groep NV	2,918	73,068
Mobistar SA (I)	683	34,009
Solvay SA	1,105	130,724
UCB SA	2,353	101,612
Umicore SA	2,192	120,958

		2,143,577
Bermuda - 0.1%
Seadrill, Ltd.	7,387	277,219

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 1.5%
All America Latina Logistica SA	8,400	$41,645
Banco do Brasil SA	12,102	172,038
Banco Santander Brasil SA	11,780	108,414
BM&F Bovespa SA	30,300	186,569
BR Malls Participacoes SA	8,056	104,989
Brasil Telecom SA (I)	584	3,583
Brookfield Incorporacoes SA	8,229	26,281
CCR SA	11,600	93,921
Centrais Eletricas Brasileiras SA	3,600	33,802
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	97,614
Cielo SA	6,195	210,035
Companhia Siderurgica Nacional SA	16,000	150,933
Companhia Siderurgica Nacional SA, ADR (L)	200	1,892
Cosan SA Industria e Comercio	2,887	53,709
CPFL Energia SA	4,400	66,165
Cyrela Brazil Realty SA	6,000	53,083
Duratex SA	4,982	31,413
EDP - Energias do Brasil SA	1,600	36,708
Empresa Brasileira de Aeronautica SA	12,500	100,249
Fibria Celulose SA	2,814	23,123
Hypermarcas SA	5,544	39,026
JBS SA (I)	9,071	37,269
Localiza Rent a Car SA	1,961	36,095
Lojas Renner SA	3,300	113,347
MMX Mineracao e Metalicos SA (I)	3,720	18,504
MRV Engenharia e Participacoes SA	7,455	52,887
Multiplan Empreendimentos Imobiliarios SA	1,514	35,373
Natura Cosmeticos SA	3,400	73,943
OGX Petroleo e Gas Participacoes SA (I)	28,200	233,269
Oi SA, ADR	494	7,855
PDG Realty SA Empreendimentos
e Participacoes	20,914	72,293
Perdigao SA	13,756	271,284
Petroleo Brasileiro SA	54,015	719,036
Porto Seguro SA	2,616	28,833
Redecard SA	8,535	165,749
Rossi Residencial SA	2,703	14,600
Souza Cruz SA	8,000	122,709
TAM SA	91	2,263
Tele Norte Leste Participacoes SA	700	9,970
Tele Norte Leste Participacoes SA, ADR (L)	1,336	15,164
Tim Participacoes SA	10,288	65,658
Tractebel Energia SA	2,800	50,188
Ultrapar Participacoes SA	6,000	131,474
Usinas Siderurgicas de Minas Gerais SA	3,000	32,540
Vale Fertilizantes SA	28,300	665,080

		4,610,575
Canada - 7.9%
Agnico-Eagle Mines, Ltd.	3,487	116,204
Agrium, Inc.	3,239	279,558
Alimentation Couche Tard, Inc.	3,100	101,785
ARC Resources, Ltd. (L)	2,700	61,988
Athabasca Oil Sands Corp. (I)	4,200	46,697
Bank of Montreal (L)	12,191	724,774
Bank of Nova Scotia (L)	20,852	1,168,189
Barrick Gold Corp.	19,410	843,575
Baytex Energy Corp. (L)	2,200	114,229
BCE, Inc. (L)	5,238	209,741
Bombardier, Inc.	36,262	150,508
Bonavista Energy Corp. (L)	1,500	30,377
Brookfield Asset Management, Inc. (L)	10,948	345,414
Brookfield Residential Properties, Inc. (I)(L)	541	5,787
CAE, Inc.	5,584	57,270

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cameco Corp. (L)	8,634	$185,327
Canadian Imperial Bank of Commerce (L)	7,870	601,543
Canadian National Railway Company	8,902	707,466
Canadian Natural Resources, Ltd.	21,216	703,194
Canadian Oil Sands, Ltd.	9,600	202,500
Canadian Pacific Railway, Ltd. (L)	3,326	252,455
Canadian Tire Corp., Ltd.	1,446	93,447
Canadian Utilities, Ltd.	1,300	84,794
Cenovus Energy, Inc.	14,336	515,978
CGI Group, Inc. (I)	4,924	109,740
Chorus Aviation, Inc.	350	1,225
CI Financial Corp.	2,467	56,243
Crescent Point Energy Corp. (L)	4,900	210,944
Eldorado Gold Corp.	11,900	163,447
Empire Company, Ltd.	300	17,324
Enbridge, Inc.	14,048	545,611
Encana Corp. (L)	14,136	277,632
Enerplus Corp. (L)	3,600	80,630
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	441	177,996
Finning International, Inc.	3,662	100,852
First Quantum Minerals, Ltd.	8,500	162,083
Fortis, Inc.	3,000	97,058
Franco-Nevada Corp.	2,200	94,599
George Weston, Ltd.	1,064	67,555
Gildan Activewear, Inc.	2,800	77,056
Goldcorp, Inc.	16,028	722,461
Great-West Lifeco, Inc.	5,824	143,286
Husky Energy, Inc. (L)	5,748	146,257
IAMGOLD Corp.	7,200	95,860
IGM Financial, Inc. (L)	2,704	125,922
Imperial Oil, Ltd.	6,427	292,016
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	82,777
Inmet Mining Corp.	700	39,581
Intact Financial Corp.	2,400	144,440
Ivanhoe Mines, Ltd. (I)	6,325	99,493
Kinross Gold Corp.	21,460	209,770
Loblaw Companies, Ltd. (L)	2,763	94,238
Magna International, Inc. (L)	4,514	215,235
Manulife Financial Corp. (L)(O)	37,176	503,532
MEG Energy Corp. (I)	2,500	96,396
Metro, Inc.	2,700	143,980
National Bank of Canada (L)	3,532	281,052
New Gold, Inc (I)	8,300	81,964
Nexen, Inc.	10,936	200,531
Niko Resources, Ltd.	1,200	42,216
Onex Corp.	1,568	57,708
Open Text Corp. (I)	1,300	79,490
Osisko Mining Corp.	6,800	78,945
Pacific Rubiales Energy Corp.	5,600	163,601
Pan American Silver Corp.	2,000	44,133
Pembina Pipeline Corp.	3,500	98,882
Pengrowth Energy Trust (L)	6,300	59,056
Penn West Petroleum, Ltd. (L)	9,297	181,662
Petrobank Energy & Resources, Ltd. (I)	2,100	33,307
Potash Corp. of Saskatchewan, Inc.	17,167	783,784
Power Corp. of Canada (L)	7,583	201,007
Power Financial Corp. (L)	5,478	161,135
Precision Drilling Corp. (I)	4,600	46,210
Progress Energy Resources Corp. (L)	1,900	19,049
Research In Motion, Ltd. (I)	10,200	149,608
RioCan Real Estate Investment Trust	2,400	65,038
Ritchie Brothers Auctioneers, Inc. (L)	1,300	30,967
Rogers Communications, Inc., Class B (L)	8,058	319,913

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Royal Bank of Canada (L)	27,824	$1,612,618
Saputo, Inc. (L)	3,700	160,286
Shaw Communications, Inc., Class B (L)	7,198	152,338
Shoppers Drug Mart Corp. (L)	4,644	203,927
Silver Wheaton Corp.	6,800	225,519
SNC-Lavalin Group, Inc.	3,387	135,589
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	12,048	285,905
Suncor Energy, Inc.	30,314	990,459
Talisman Energy, Inc.	22,474	282,544
Teck Resources, Ltd.	11,547	412,240
TELUS Corp.	1,305	75,727
TELUS Corp., Non-Voting Shares (L)	2,956	168,182
The Toronto-Dominion Bank (L)	17,250	1,464,119
Thomson Corp. (L)	7,366	212,979
Tim Hortons, Inc.	3,600	192,587
TMX Group, Inc.	1,376	61,802
Tourmaline Oil Corp. (I)	2,200	48,634
Trans-Canada Corp. (L)	13,550	581,830
TransAlta Corp. (L)	5,479	102,719
Valeant Pharmaceuticals International, Inc. (I)	5,550	297,628
Vermilion Energy, Inc. (L)	800	36,902
Viterra, Inc.	5,800	92,514
Yamana Gold, Inc. (L)	15,306	238,770

		24,213,115
Chile - 0.4%
Banco Santander Chile SA, ADR	2,180	187,676
Cia Cervecerias Unidas SA, ADR	1,245	97,969
Empresa Nacional de
Electricidad SA, ADR (L)	4,420	238,592
Enersis SA, ADR (L)	11,983	241,937
Lan Airlines SA, ADR (L)	4,785	139,196
Sociedad Quimica y Minera de
Chile SA, ADR (L)	2,625	154,009
Vina Concha Y Toro SA, ADR (L)	1,297	59,610

		1,118,989
China - 3.2%
Agile Property Holdings, Ltd. (L)	37,800	43,712
Agricultural Bank of China, Ltd., H Shares	370,000	158,573
Air China, Ltd., H Shares	62,000	42,848
Alibaba.com, Ltd. (I)	27,900	47,404
Aluminum Corp. of China, Ltd., H Shares	104,000	49,217
Angang Steel Company, Ltd., H Shares (L)	23,960	15,361
Anhui Conch Cement Company, Ltd., H Shares	30,000	94,839
Anta Sports Products, Ltd.	17,000	17,725
Bank of China, Ltd., H Shares	1,405,077	565,670
Bank of Communications Company, Ltd.,
H Shares	181,780	138,433
BBMG Corp., H Shares	22,000	18,513
Beijing Datang Power Generation
Company, Ltd., H Shares	78,000	27,479
BYD Company, Ltd., H Shares (I)	13,400	37,650
China BlueChemical, Ltd., H Shares	54,000	40,804
China Citic Bank Corp., Ltd., H Shares	158,400	94,634
China Coal Energy Company, Ltd., H Shares	88,000	98,747
China Communications Construction
Company, Ltd., H Shares	109,535	110,085
China Communications Services Corp., Ltd.,
H Shares	43,200	20,875
China Construction Bank Corp., H Shares	1,155,346	893,613
China COSCO Holdings Company, Ltd.,
H Shares (L)	64,835	40,950
China Dongxiang Group Company	77,000	12,886

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China International Marine Containers Co., Ltd.	5,200	$7,152
China Life Insurance Company, Ltd., H Shares	167,000	433,083
China Longyuan Power Group Corp., H Shares	45,000	37,519
China Merchants Bank Company, Ltd.,
H Shares	86,535	176,804
China Minsheng Banking Corp., Ltd.,
H Shares (L)	101,400	91,440
China National Building Material
Company, Ltd., H Shares	68,000	85,711
China Oilfield Services, Ltd., H Shares	32,000	45,709
China Pacific Insurance Group Company, Ltd.,
H Shares	35,700	111,804
China Petroleum & Chemical Corp., H Shares	354,000	384,666
China Railway Construction Corp., H Shares	41,500	25,783
China Railway Group, Ltd., H Shares	104,000	33,193
China Shenhua Energy Company, Ltd. H Shares	77,500	326,155
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	72,650	25,049
China Shipping Development Company, Ltd.,
H Shares	30,000	20,628
China Telecom Corp., Ltd., H Shares	304,000	166,978
China Vanke Co., Ltd.	23,800	28,229
China Yurun Food Group, Ltd.	28,600	40,591
China Zhongwang Holdings, Ltd.	32,400	11,560
CNOOC, Ltd.	342,984	701,151
Country Garden Holdings Company (L)	81,973	31,539
CSR Corp., Ltd., H Shares	43,000	29,336
Dongfang Electric Corp. Ltd., H Shares	8,000	19,501
Dongfeng Motor Group Company, Ltd.,
H Shares	72,000	130,800
ENN Energy Holdings, Ltd.	20,000	69,312
Evergrande Real Estate Group, Ltd.	113,959	61,149
Evertop Wire Cable Corp., H Shares	30,000	68,903
Fosun International, Ltd.	30,500	18,058
Foxconn International Holdings, Ltd. (I)	26,000	18,372
Golden Eagle Retail Group, Ltd.	21,000	53,345
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	57,831	57,382
Guangzhou R&F Properties Company, Ltd.,
H Shares	24,800	30,250
Hengan International Group Company, Ltd.	18,000	181,186
Huaneng Power International, Inc., H Shares (I)	88,000	48,099
Industrial & Commercial Bank of China,
H Shares	1,122,957	726,206
Inner Mongolia Yitai Coal Co.	12,400	66,013
Jiangsu Expressway, Ltd., H Shares	32,000	30,850
Lenovo Group, Ltd.	126,000	112,714
Longfor Properties Company, Ltd.	23,100	32,264
Metallurgical Corp. of China, Ltd., H Shares	53,000	11,860
Parkson Retail Group, Ltd.	36,500	41,257
PetroChina Company, Ltd., H Shares	472,000	661,008
PICC Property & Casualty Company, Ltd.,
H Shares	54,000	64,200
Ping An Insurance Group Company, H Shares	31,000	233,373
Renhe Commercial Holdings Company, Ltd.	160,000	11,148
Semiconductor
Manufacturing International Corp. (I)	387,000	18,931
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	32,000	36,239
Shanghai Electric Group Company, Ltd.,
H Shares	90,000	45,993
Shui On Land, Ltd.	73,153	29,539
Sino-Ocean Land Holdings, Ltd.	87,810	41,135
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	52,000	18,806

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd., H Shares	12,000	$33,566
Soho China, Ltd.	66,000	47,675
Sun Art Retail Group, Ltd.	42,500	57,618
Tencent Holdings, Ltd.	22,000	613,794
Tingyi (Cayman Islands) Holding Corp.	44,000	126,295
Tsingtao Brewery Company, Ltd., H Shares	8,000	43,050
Want Want China Holdings, Ltd.	121,000	134,665
Weichai Power Company, Ltd., H Shares (I)	10,000	46,707
Wumart Stores, Inc., H Shares	14,000	30,459
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	28,547
Yanzhou Coal Mining Company, Ltd.,
H Shares (I)	50,000	108,032
Zhejiang Expressway Company, Ltd., H Shares	36,000	26,635
Zijin Mining Group Company, Ltd., H Shares	161,853	63,580
ZTE Corp., H Shares	14,620	39,231

		9,721,845
Colombia - 0.2%
BanColombia SA, ADR	9,325	602,955
Petrominerales, Ltd.	1,289	23,972

		626,927
Czech Republic - 0.1%
CEZ AS	3,072	132,010
Komercni Banka AS	264	52,596
Telefonica O2 Czech Republic AS	3,005	63,142

		247,748
Denmark - 0.8%
A P Moller Maersk A/S	13	95,812
A P Moller Maersk A/S, Series A	28	216,690
Carlsberg A/S	2,052	169,863
Coloplast A/S	542	94,035
Danske Bank A/S (I)	13,197	224,170
DSV A/S, ADR	3,980	90,400
Novo Nordisk A/S	8,189	1,135,758
Novozymes A/S, B shares	4,820	140,477
TDC A/S	7,400	53,921
TrygVesta A/S	702	39,603
Vestas Wind Systems A/S (I)(L)	3,335	33,913
William Demant Holdings A/S (I)	582	54,296

		2,348,938
Egypt - 0.1%
Commercial International Bank	12,754	52,916
Egypt Kuwait Holding Company	11,363	12,955
Egyptian Company for Mobile Services	336	10,013
Egyptian Financial Group-Hermes Holding (I)	4,121	9,122
Orascom Construction Industries	1,338	57,153
Orascom Telecom Holding SAE (I)	35,950	23,570
Orascom Telecom Media and Technology
Holding SAE (I)	35,950	8,511
Talaat Moustafa Group (I)	15,481	10,483
Telecom Egypt	3,596	8,365

		193,088
Finland - 0.6%
Elisa OYJ, Class A	3,307	79,240
Fortum OYJ	8,513	206,541
Kesko OYJ	1,369	44,407
Kone OYJ	2,984	166,173
Metso OYJ (L)	2,927	125,020
Neste Oil OYJ (L)	2,457	30,242
Nokia OYJ	71,776	392,785
Nokian Renkaat OYJ	1,470	71,586
Orion OYJ, Series B	1,114	22,020

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Pohjola Bank OYJ	1,284	$14,210
Sampo OYJ	8,903	257,135
Sanoma OYJ (L)	700	8,957
Stora Enso OYJ, Series R (L)	13,947	103,526
UPM-Kymmene OYJ (L)	9,899	134,715
Wartsila OYJ	3,938	148,431

		1,804,988
France - 5.7%
Accor SA	2,827	101,110
Aeroports de Paris	392	32,208
Air Liquide SA	5,519	735,971
Alcatel-Lucent (I)	48,917	111,139
Alstom SA (L)	4,293	167,388
ANF Immobilier	13	555
Arkema SA	1,111	103,711
AtoS	897	51,670
AXA SA	33,355	553,483
BNP Paribas SA	18,692	887,880
Bouygues SA	3,401	104,060
Bureau Veritas SA	1,095	96,365
Cap Gemini SA	2,507	112,143
Carrefour SA	11,056	264,888
Casino Guichard Perrachon SA	765	75,365
Christian Dior SA	1,103	169,204
Cie de Saint-Gobain	7,698	344,018
Cie Generale d’Optique
Essilor International SA	3,846	342,824
Cie Generale de Geophysique-Veritas (I)	2,600	77,237
Cie Generale des Etablissements Michelin	3,450	256,774
CNP Assurances	2,692	41,990
Credit Agricole SA	20,273	126,121
Danone SA	11,336	790,500
Dassault Systemes SA	1,174	107,957
Edenred	3,247	97,678
EDF SA	4,490	102,388
Eiffage SA	533	20,631
Eurazeo	436	22,189
Eutelsat Communications	1,283	47,453
Fonciere Des Regions	477	38,295
France Telecom SA	36,008	534,151
GDF Suez	23,753	613,214
Gecina SA	200	20,879
Groupe Eurotunnel SA	9,550	82,905
ICADE (I)	399	35,573
Iliad SA	328	45,180
Imerys SA	374	22,775
JCDecaux SA (I)	1,379	42,188
Klepierre SA	1,807	62,811
L’Oreal SA	4,607	568,177
Lafarge SA	3,854	184,086
Lagardere SCA	1,664	51,400
Legrand SA, ADR	3,960	145,666
LVMH Moet Hennessy Louis Vuitton SA	4,872	837,003
Natixis	16,444	63,445
Neopost SA	430	27,680
Pernod-Ricard SA	3,806	397,898
Peugeot SA (L)	4,039	65,001
PPR	1,458	250,684
Publicis Groupe SA	2,723	150,044
Renault SA	3,684	194,638
Safran SA	2,595	95,308
Sanofi	21,764	1,687,314
Schneider Electric SA	9,490	619,632
SCOR SE	3,147	84,991

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe BIC SA	290	$29,093
Societe Generale SA	12,253	358,306
Societe Television Francaise 1	1,243	15,224
Sodexo	1,747	143,406
Suez Environnement Company	5,362	82,270
Technip SA	1,902	224,442
Thales SA	1,269	47,473
Total SA	40,683	2,073,672
Unibail-Rodamco SE	1,762	352,498
Vallourec SA	2,275	144,006
Veolia Environnement SA	7,820	129,250
Vinci SA	8,572	447,229
Vivendi SA	23,900	439,269

		17,351,976
Germany - 5.1%
Adidas AG	4,115	321,266
Allianz SE	8,631	1,031,476
BASF SE	17,473	1,530,027
Bayer AG	15,727	1,107,144
Bayerische Motoren Werke (BMW) AG	6,407	576,121
Beiersdorf AG	1,584	103,447
Celesio AG	1,628	29,463
Commerzbank AG (I)	23,457	59,339
Continental AG	1,605	151,488
Daimler AG (L)	17,225	1,038,475
Deutsche Bank AG	17,669	878,993
Deutsche Boerse AG	3,856	259,630
Deutsche Lufthansa AG	4,195	58,684
Deutsche Post AG	15,761	303,687
Deutsche Telekom AG	53,377	642,697
E.ON AG	34,232	819,921
Fraport AG	459	28,770
Fresenius Medical Care AG & Company KGaA	3,743	265,122
Fresenius SE & Company KGaA	1,988	203,883
GEA Group AG	2,970	102,431
Hannover Rueckversicherung AG	1,132	67,281
HeidelbergCement AG	2,513	152,248
Henkel AG & Company, KGaA	2,630	164,081
Hochtief AG	800	48,567
Infineon Technologies AG	21,217	216,868
K&S AG	3,164	165,516
Kabel Deutschland Holding AG (I)	1,445	89,205
Lanxess AG	1,680	138,909
Linde AG	3,271	586,959
MAN SE	2,077	276,893
Merck KGaA	1,128	124,834
Metro AG	2,502	96,762
Muenchener Rueckversicherungs AG	3,390	511,584
RWE AG	8,320	397,284
Salzgitter AG	698	38,300
SAP AG	17,495	1,221,708
Siemens AG	15,656	1,580,201
Suedzucker AG	1,402	44,661
ThyssenKrupp AG	6,339	157,794
United Internet AG	1,822	34,334
Volkswagen AG	514	82,879
Wacker Chemie AG (L)	304	26,804

		15,735,736
Greece - 0.1%
Coca Cola Hellenic Bottling Company SA (I)	4,700	90,112
Hellenic Telecommunications Organization SA	6,840	29,117
National Bank of Greece SA (I)	17,944	46,196

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
OPAP SA	4,410	$42,775

		208,200
Hong Kong - 2.7%
AIA Group, Ltd.	157,800	577,857
ASM Pacific Technology, Ltd.	2,086	30,453
Bank of East Asia, Ltd.	27,937	104,818
Beijing Capital International Airport
Company, Ltd., H Shares	60,000	34,303
Beijing Enterprises Holdings, Ltd.	10,000	60,709
Belle International Holdings, Ltd.	95,882	172,354
BOC Hong Kong Holdings, Ltd.	68,000	188,156
Brilliance China Automotive Holdings, Ltd.	50,000	53,855
Cathay Pacific Airways, Ltd.	14,000	25,875
Cheung Kong Holdings, Ltd.	27,151	350,494
Cheung Kong Infrastructure Holdings, Ltd.	9,000	54,635
China Agri-Industries Holdings, Ltd.	44,000	29,112
China Everbright, Ltd.	22,000	33,334
China Mengniu Dairy Company, Ltd.	24,000	69,882
China Merchants Holdings
International Company, Ltd.	29,839	99,300
China Mobile, Ltd.	116,000	1,277,635
China Overseas Land & Investment, Ltd.	89,360	169,458
China Resource Power Holdings, Ltd.	36,200	66,914
China Resources Enterprises, Ltd.	26,000	90,581
China Resources Land, Ltd.	44,000	75,138
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	31,055
China Unicom Hong Kong, Ltd.	130,550	218,521
Citic Pacific, Ltd.	24,000	40,405
CLP Holdings, Ltd.	37,111	319,470
COSCO Pacific, Ltd.	25,754	38,708
First Pacific Company, Ltd.	42,000	46,372
Franshion Properties China, Ltd.	74,000	19,049
Fushan International Energy Group, Ltd.	80,000	27,079
GCL-Poly Energy Holdings, Ltd.	161,000	44,741
Geely Automobile Holdings Company, Ltd. (L)	75,000	29,147
GOME Electrical Appliances Holdings, Ltd.	169,920	35,204
Guangdong Investment, Ltd.	52,000	36,103
Hang Lung Group, Ltd.	11,000	70,028
Hang Lung Properties, Ltd.	46,000	169,089
Hang Seng Bank, Ltd.	14,100	188,122
Henderson Land Development Company, Ltd.	16,672	91,138
Hong Kong & China Gas Company, Ltd.	87,430	223,321
Hong Kong Exchanges & Clearing, Ltd.	20,286	340,407
Hopewell Holdings, Ltd.	6,638	18,244
Huabao International Holdings, Ltd. (L)	30,000	19,438
Hutchison Whampoa, Ltd.	41,423	413,297
Hysan Development Company, Ltd.	13,537	53,845
Kerry Properties, Ltd.	10,000	44,761
Kingboard Chemical Holdings, Ltd.	16,228	56,072
Kunlun Energy Company, Ltd.	50,000	90,087
Lee & Man Paper Manufacturing, Ltd.	36,000	16,575
Li & Fung, Ltd.	97,658	223,087
Lifestyle International Holdings, Ltd.	4,500	11,474
MTR Corp., Ltd.	25,572	91,682
New World Development Company, Ltd.	61,635	74,008
Nine Dragons Paper Holdings, Ltd.	44,000	35,949
Noble Group, Ltd.	62,892	68,987
NWS Holdings, Ltd.	15,184	23,265
Orient Overseas International, Ltd.	1,938	13,783
PCCW, Ltd.	87,000	31,102
Poly Hong Kong Investment, Ltd.	26,000	12,044
Power Assets Holdings, Ltd.	25,500	187,150
Shanghai Industrial Holdings, Ltd.	14,000	42,987

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Shangri-La Asia, Ltd.	17,282	$37,615
Shimao Property Holdings, Ltd., GDR (L)	33,500	35,681
Sino Land Company, Ltd.	26,262	42,162
Sino-Forest Corp. (I)(L)	4,600	1,581
Sinofert Holdings, Ltd.	54,000	13,066
Skyworth Digital Holdings, Ltd.	41,146	19,169
Sun Hung Kai Properties, Ltd.	28,245	353,066
Swire Pacific, Ltd.	13,500	151,251
The Link REIT	35,749	133,019
Wharf Holdings, Ltd.	29,000	157,864
Wheelock and Company, Ltd.	17,000	51,307
Wing Hang Bank, Ltd.	3,565	35,531
Yue Yuen Industrial Holdings, Ltd.	8,000	28,195

		8,120,166
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	10,442	27,316
MOL Hungarian Oil and Gas PLC (I)(L)	750	62,524
OTP Bank PLC (L)	4,462	77,566
Richter Gedeon Nyrt	298	51,187

		218,593
India - 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	2,151	74,339
HDFC Bank, Ltd., ADR (L)	9,800	334,180
ICICI Bank, Ltd., ADR	18,525	645,967
Infosys, Ltd., ADR (L)	24,265	1,383,833
Larsen & Toubro, Ltd., GDR (S)	9,329	239,703
Ranbaxy Laboratories, Ltd., ADR	2,771	25,465
Reliance Capital, Ltd., GDR (S)	2,246	17,300
Reliance Communication, Ltd., GDR (S)	31,056	51,236
Reliance Industries, Ltd., GDR (S)	30,655	893,593
Reliance Infrastructure, Ltd., GDR (S)	708	24,484
Satyam Computer Services, Ltd., ADR (I)	7,380	23,269
State Bank of India, GDR	1,411	116,055
Tata Motors, Ltd., ADR	9,689	261,312
Ultratech Cement, Ltd., GDR	274	8,146
Wipro, Ltd., ADR	18,054	198,594

		4,297,476
Indonesia - 0.6%
Adaro Energy Tbk PT	129,500	27,318
Aneka Tambang Tbk PT	142,375	28,015
Astra Agro Lestari Tbk PT	4,842	12,360
Astra International Tbk PT	39,017	315,414
Bank Central Asia Tbk PT	233,726	204,409
Bank Danamon Indonesia Tbk PT	98,924	49,796
Bank Mandiri Tbk PT	210,726	157,788
Bank Rakyat Indonesia Tbk PT	279,998	212,717
Bumi Resources Tbk PT	451,220	115,893
Gudang Garam Tbk PT	13,000	78,227
Indo Tambangraya Megah Tbk PT	5,500	26,114
Indocement Tunggal Prakarsa Tbk PT	27,013	54,483
Indofood Sukses Makmur Tbk PT	130,595	69,211
Indosat Tbk PT	23,500	13,017
International Nickel Indonesia Tbk PT	77,500	28,607
Perusahaan Gas Negara Tbk PT	279,515	116,074
Semen Gresik Persero Tbk PT	12,360	16,563
Tambang Batubara Bukit Asam Tbk PT	21,000	47,064
Telekomunikasi Indonesia Tbk PT	173,500	132,452
Unilever Indonesia Tbk PT	43,000	94,015
United Tractors Tbk PT	44,983	162,253

		1,961,790
Ireland - 0.5%
Anglo Irish Bank Corp. PLC (I)	15,416	0

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Bank of Ireland (I)	52,722	$8,812
C&C Group PLC	226	1,164
CRH PLC	1,557	31,849
CRH PLC (London Exchange)	16,101	330,449
Elan Corp. PLC (I)	1,399	20,717
Experian PLC	19,396	302,192
James Hardie Industries, Ltd.	7,997	63,922
Kerry Group PLC (London Exchange)	3,278	151,618
Ryanair Holdings PLC, ADR (I)(L)	1,203	43,645
Shire PLC	10,795	343,643
WPP PLC	24,343	332,747

		1,630,758
Israel - 0.4%
Bank Hapoalim, Ltd.	25,834	95,615
Bank Leumi Le-Israel, Ltd.	23,381	74,230
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,563	53,782
Cellcom Israel, Ltd.	797	10,247
Delek Group, Ltd.	32	6,314
Elbit Systems, Ltd.	219	8,536
Israel Chemicals, Ltd.	8,453	97,056
Israel Corp., Ltd.	23	15,618
Israel Discount Bank, Ltd. (I)	7,050	9,411
Mizrahi Tefahot Bank, Ltd.	3,560	32,378
Nice Systems, Ltd. (I)	1,795	70,571
Partner Communications Company, Ltd.	2,436	18,606
Teva Pharmaceutical Industries, Ltd.	19,041	856,793

		1,349,157
Italy - 1.4%
A2A SpA	13,168	10,558
Assicurazioni Generali SpA	23,431	363,864
Atlantia SpA	6,436	107,014
Autogrill SpA	1,731	18,264
Banca Carige SpA	7,526	9,880
Banca Intesa SpA	17,851	27,559
Banca Monte dei Paschi di Siena SpA (L)	68,923	29,083
Banco Popolare Societa Cooperativa	26,928	51,003
BGP Holdings PLC (I)	130,653	0
Enel SpA	126,157	456,076
ENI SpA	46,060	1,079,225
Exor SpA	1,040	26,269
Fiat Industrial SpA	14,655	156,271
Fiat SpA (I)	16,787	98,651
Finmeccanica SpA	7,373	39,899
Intesa Sanpaolo SpA	193,130	346,432
Luxottica Group SpA	2,012	72,610
Mediaset SpA	20,023	55,316
Mediobanca SpA	8,503	49,908
Mondadori (Arnoldo) Editore SpA	29	50
Pirelli & C. SpA	3,714	44,150
Prelios SpA (I)	3,714	753
Prysmian SpA	2,628	46,172
Saipem SpA	5,074	261,922
Snam Rete Gas SpA	31,977	153,731
Telecom Italia SpA	180,003	213,891
Telecom Italia SpA, RSP	125,634	123,433
Terna Rete Elettrica Nazionale SpA	22,829	91,725
UniCredit SpA	77,575	388,866
Unione di Banche Italiane SCPA (L)	15,304	64,808

		4,387,383
Japan - 13.8%
Advantest Corp.	2,820	45,100
AEON Company, Ltd.	11,196	147,231

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
AEON Credit Service Company, Ltd.	2,023	$32,027
Aeon Mall Company, Ltd.	1,300	30,325
Air Water, Inc.	2,000	25,888
Aisin Seiki Company, Ltd.	4,421	157,203
Ajinomoto Company, Inc.	14,695	185,088
Alfresa Holdings Corp.	600	28,540
All Nippon Airways Company, Ltd.	8,285	25,047
Amada Company, Ltd.	4,171	28,237
Aozora Bank, Ltd.	10,000	29,124
Asahi Glass Company, Ltd.	20,809	178,386
Asahi Group Holdings, Ltd.	7,099	157,925
Asahi Kasei Corp.	28,037	173,686
Astellas Pharma, Inc.	8,305	343,159
Bank of Kyoto, Ltd.	6,000	54,761
Benesse Holdings, Inc.	1,046	52,237
Bridgestone Corp.	12,747	311,828
Brother Industries, Ltd.	4,300	58,813
Canon, Inc.	21,426	1,021,697
Casio Computer Company, Ltd.	2,767	19,852
Central Japan Railway Company, Ltd.	32	264,694
Chiba Bank, Ltd.	15,104	96,851
Chubu Electric Power Company, Inc.	13,523	244,840
Chugai Pharmaceutical Company, Ltd.	3,984	73,880
Chugoku Bank, Ltd.	3,000	40,656
Chugoku Electric Power Company, Inc.	6,400	119,289
Chuo Mitsui Trust Holdings, Inc.	59,990	193,442
Citizen Watch Company, Ltd.	2,965	18,831
Cosmo Oil Company, Ltd.	10,000	27,831
Credit Saison Company, Ltd.	1,809	36,944
Dai Nippon Printing Company, Ltd.	11,047	113,716
Daicel Corp.	6,000	38,949
Daido Steel Company, Ltd.	3,000	20,960
Daihatsu Motor Company, Ltd.	4,000	73,891
Daiichi Sankyo Company, Ltd.	12,528	229,939
Daikin Industries, Ltd.	5,185	141,595
Dainippon Sumitomo Pharma Company, Ltd.	3,500	37,302
Daito Trust Construction Company, Ltd.	1,581	142,621
Daiwa House Industry Company, Ltd.	10,285	136,970
Daiwa Securities Group, Inc.	33,649	134,794
Dena Company, Ltd.	1,500	41,568
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	30,353
Denso Corp.	9,378	316,995
Dentsu, Inc.	4,200	134,908
East Japan Railway Company	6,600	417,226
Eisai Company, Ltd.	4,648	185,206
Electric Power Development Company, Ltd.	2,400	65,384
FamilyMart Company, Ltd.	740	31,365
FANUC Corp.	3,621	650,796
Fast Retailing Company, Ltd. (L)	1,034	237,158
Fuji Electric Company, Ltd.	3,580	9,437
Fuji Heavy Industries, Ltd.	14,000	113,722
FUJIFILM Holdings Corp.	9,233	218,882
Fujitsu, Ltd.	35,379	186,877
Fukuoka Financial Group, Inc.	13,000	57,996
Furukawa Electric Company, Ltd.	9,000	24,196
GS Yuasa Corp.	4,000	22,117
Gunma Bank	7,523	40,483
Hino Motors, Ltd.	1,114	8,127
Hirose Electric Company, Ltd.	717	75,984
Hisamitsu Pharmaceutical Company, Inc.	1,200	57,125
Hitachi Chemical, Ltd.	1,316	23,908
Hitachi Construction Machinery Company, Ltd.	2,157	48,003
Hitachi High-Technologies Corp.	1,700	40,875
Hitachi Metals, Ltd.	2,000	24,942
Hitachi, Ltd.	88,882	574,583

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hokkaido Electric Power Company, Inc.	2,332	$34,243
Hokuhoku Financial Group, Inc.	12,866	24,703
Hokuriku Electric Power Company	2,700	49,008
Honda Motor Company, Ltd.	30,838	1,185,394
Hoya Corp.	9,008	202,620
Ibiden Company, Ltd.	1,800	46,694
Idemitsu Kosan Company, Ltd.	300	29,923
IHI Corp.	15,866	40,130
Inpex Corp.	43	292,015
Isetan Mitsukoshi Holdings, Ltd.	6,276	74,290
Isuzu Motors, Ltd.	22,000	129,240
ITOCHU Corp.	28,198	308,516
Itochu Techno-Science Corp.	252	11,284
Iyo Bank, Ltd.	5,000	44,390
J Front Retailing Company, Ltd.	9,000	50,587
Japan Real Estate Investment Corp.	7	61,842
Japan Retail Fund Investment Corp.	16	23,787
Japan Tobacco, Inc.	87	493,145
JFE Holdings, Inc.	9,938	215,093
JGC Corp.	3,114	96,871
Joyo Bank, Ltd.	9,047	41,621
JS Group Corp. (L)	5,784	121,852
JSR Corp.	2,867	58,337
JTEKT Corp.	2,457	29,740
Jupiter Telecommunications Company, Ltd.	20	20,026
JX Holdings, Inc.	43,000	268,996
Kajima Corp.	14,809	45,108
Kamigumi Company, Ltd.	3,466	28,846
Kaneka Corp.	6,000	36,402
Kansai Electric Power Company, Ltd.	15,922	247,566
Kansai Paint Company, Ltd.	2,762	28,006
Kao Corp. (L)	10,338	272,701
Kawasaki Heavy Industries, Ltd.	21,037	64,633
Kawasaki Kisen Kaisha, Ltd. (I)(L)	9,933	22,182
KDDI Corp. (L)	57	370,890
Keikyu Corp.	8,933	78,161
Keio Corp.	8,285	59,639
Keisei Electric Railway Company, Ltd.	3,000	23,300
Keyence Corp.	827	196,065
Kikkoman Corp.	1,762	20,492
Kintetsu Corp. (L)	30,208	115,313
Kirin Holdings Company, Ltd.	16,104	209,721
Kobe Steel, Ltd.	56,483	92,523
Koito Manufacturing Company, Ltd.	2,000	32,605
Komatsu, Ltd.	19,170	549,070
Konami Corp.	557	15,937
Konica Minolta Holdings, Inc.	10,109	89,266
Kubota Corp.	22,218	214,257
Kuraray Company, Ltd.	6,200	87,970
Kurita Water Industries, Ltd.	1,981	48,913
Kyocera Corp.	2,962	274,182
Kyowa Hakko Kogyo Company, Ltd.	4,862	54,313
Kyushu Electric Power Company, Inc.	8,469	121,107
Lawson, Inc.	869	54,795
Mabuchi Motor Company, Ltd.	282	12,890
Makita Corp.	1,557	63,116
Marubeni Corp.	34,798	252,220
Marui Group Company, Ltd.	2,436	20,484
Mazda Motor Corp. (I)	31,000	54,612
McDonald’s Holdings Company, Ltd.	1,100	29,196
Mediceo Holdings Company, Ltd.	2,900	37,752
MEIJI Holdings Company, Ltd.	1,200	52,522
Mitsubishi Chemical Holdings Corp.	25,500	137,262
Mitsubishi Corp. (L)	26,744	623,512
Mitsubishi Electric Corp.	36,027	320,395

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Company, Ltd.	25,218	$454,807
Mitsubishi Gas & Chemicals Company, Inc.	7,000	47,301
Mitsubishi Heavy Industries, Ltd. (L)	59,063	286,927
Mitsubishi Materials Corp.	13,980	44,402
Mitsubishi Motors Corp. (I)	90,000	102,872
Mitsubishi Tanabe Pharma Corp.	3,000	42,286
Mitsubishi UFJ Financial Group (L)	240,800	1,210,807
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	29,251
Mitsui & Company, Ltd.	34,189	562,709
Mitsui Chemicals, Inc.	6,990	21,219
Mitsui Fudosan Company, Ltd.	15,752	305,117
Mitsui O.S.K. Lines, Ltd.	25,513	112,598
Mizuho Financial Group, Inc. (L)	444,800	730,820
MS&AD Insurance Group Holdings	10,400	215,657
Murata Manufacturing Company, Ltd.	4,296	257,047
Namco Bandai Holdings, Inc.	3,367	48,590
NEC Corp. (I)	46,617	97,603
NGK Insulators, Ltd.	4,171	59,793
NGK Spark Plug Company, Ltd.	1,762	25,341
NHK Spring Company, Ltd.	1,000	10,866
Nidec Corp. (L)	2,286	208,689
Nikon Corp.	7,219	220,355
Nintendo Company, Ltd.	1,892	286,591
Nippon Building Fund, Inc.	13	123,897
Nippon Electric Glass Company, Ltd.	6,000	52,750
Nippon Express Company, Ltd.	11,809	46,173
Nippon Meat Packers, Inc.	2,000	25,518
Nippon Paper Group, Inc.	1,500	31,386
Nippon Sheet Glass Company, Ltd. (L)	8,171	12,621
Nippon Steel Corp.	107,536	296,935
Nippon Telegraph & Telephone Corp.	9,500	432,285
Nippon Yusen Kabushiki Kaisha	25,923	82,326
Nishi-Nippon City Bank, Ltd.	4,000	11,376
Nissan Motor Company, Ltd. (L)	48,690	521,860
Nisshin Seifun Group, Inc.	1,614	19,630
Nisshin Steel Company	7,047	11,897
Nissin Food Products Company, Ltd.	916	34,284
Nitori Holdings Company, Ltd.	468	42,380
Nitto Denko Corp.	3,532	143,676
NKSJ Holdings, Inc.	7,500	169,547
NOK Corp.	1,492	32,598
Nomura Holdings, Inc.	70,907	316,200
Nomura Real Estate Holdings, Inc.	2,300	41,003
Nomura Real Estate Office Fund, Inc.	2	11,928
Nomura Research Institute, Ltd.	1,311	32,817
NSK, Ltd.	6,000	46,707
NTN Corp.	4,228	17,968
NTT Data Corp.	31	109,664
NTT DoCoMo, Inc.	301	501,682
Obayashi Corp.	15,638	68,353
Odakyu Electric Railway Company, Ltd.	11,695	110,709
OJI Paper Company, Ltd.	14,809	72,006
Olympus Corp. (I)	4,866	79,578
Omron Corp.	3,261	70,757
Ono Pharmaceutical Company, Ltd.	1,200	67,075
Oracle Corp. Japan	752	28,573
Oriental Land Company, Ltd.	793	84,993
ORIX Corp.	2,186	211,091
Osaka Gas Company, Ltd.	33,845	136,110
Otsuka Corp.	100	8,130
Otsuka Holdings Company, Ltd.	4,600	136,442
Panasonic Corp.	42,307	391,037
Rakuten, Inc.	132	138,803
Resona Holdings, Inc.	35,000	162,304

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ricoh Company, Ltd. (L)	12,399	$121,803
Rinnai Corp.	652	47,178
Rohm Company, Ltd.	1,827	90,255
Sankyo Company, Ltd.	793	38,926
Sanrio Company, Ltd.	900	35,124
Santen Pharmaceutical Company, Ltd.	1,200	51,446
SBI Holdings, Inc.	304	29,046
Secom Company, Ltd.	4,590	225,834
Sega Sammy Holdings, Inc.	3,492	73,547
Seiko Epson Corp.	2,700	38,192
Sekisui Chemical Company, Ltd.	5,228	45,624
Sekisui House, Ltd.	10,638	104,993
Seven & I Holdings Company, Ltd.	14,481	432,083
Sharp Corp.	21,218	155,266
Shikoku Electric Power Company, Inc.	2,700	76,390
Shimadzu Corp.	5,000	45,294
Shimamura Company, Ltd.	276	30,987
Shimano, Inc.	1,069	64,832
Shimizu Corp.	7,695	31,020
Shin-Etsu Chemical Company, Ltd.	7,911	460,706
Shinsei Bank, Ltd.	9,094	11,997
Shionogi & Company, Ltd.	6,823	94,858
Shiseido Company, Ltd.	7,223	125,279
Shizuoka Bank, Ltd.	11,342	117,332
Showa Denko KK	23,000	52,605
Showa Shell Sekiyu KK	3,800	24,397
SMC Corp.	1,164	187,095
Softbank Corp.	16,888	502,352
Sojitz Corp.	15,191	27,265
Sony Corp.	20,042	416,939
Sony Financial Holdings, Inc.	2,200	39,486
Square Enix Company, Ltd.	600	12,604
Stanley Electric Company, Ltd.	1,808	28,992
Sumco Corp. (I)	2,300	28,322
Sumitomo Chemical Company, Ltd.	35,446	152,105
Sumitomo Corp.	23,466	342,554
Sumitomo Electric Industries, Ltd.	16,599	229,518
Sumitomo Heavy Industries, Ltd.	8,000	44,569
Sumitomo Metal Industries, Ltd.	73,577	149,429
Sumitomo Metal Mining Company, Ltd.	11,285	160,201
Sumitomo Mitsui Financial Group (L)	25,400	843,368
Sumitomo Realty &
Development Company, Ltd.	6,876	167,721
Sumitomo Rubber Industries, Inc.	3,400	45,512
Suruga Bank, Ltd.	2,114	21,682
Suzuken Company, Ltd.	1,223	37,850
Suzuki Motor Corp.	6,300	151,971
Sysmex Corp.	1,000	40,598
T&D Holdings, Inc.	11,900	139,413
Taisei Corp.	16,866	44,090
Taisho Pharmaceutical Holdings Company, Ltd.	500	40,556
Taiyo Nippon Sanso Corp.	3,819	27,143
Takashimaya Company, Ltd.	6,000	50,119
Takeda Pharmaceutical Company, Ltd. (L)	15,049	665,544
TDK Corp.	2,468	141,201
Teijin, Ltd.	12,104	40,817
Terumo Corp.	3,203	154,336
The 77th Bank, Ltd.	6,523	28,929
The Bank of Yokohama, Ltd.	27,684	139,313
The Dai-ichi Life Insurance Company, Ltd.	173	242,321
The Hachijuni Bank, Ltd.	6,000	35,562
The Hiroshima Bank, Ltd.	8,000	36,730
The Japan Steel Works, Ltd.	5,000	34,647
The Tokyo Electric Power Company, Inc. (I)	26,867	68,046
THK Company, Ltd.	1,481	30,458

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tobu Railway Company, Ltd.	11,752	$62,525
Toho Company, Ltd.	2,300	42,300
Toho Gas Company, Ltd.	6,000	35,425
Tohoku Electric Power Company, Inc. (I)	9,480	108,581
Tokio Marine Holdings, Inc.	13,600	377,310
Tokyo Electron, Ltd.	3,532	202,460
Tokyo Gas Company, Ltd.	50,835	240,285
Tokyu Corp.	20,866	99,117
Tokyu Land Corp.	5,171	25,575
TonenGeneral Sekiyu KK	4,171	38,416
Toppan Printing Company, Ltd.	13,990	110,137
Toray Industries, Inc.	29,389	219,398
Toshiba Corp.	78,711	349,641
TOTO, Ltd.	3,171	24,016
Toyo Seikan Kaisha, Ltd.	2,009	28,929
Toyo Suisan Kaisha, Ltd.	705	18,307
Toyoda Gosei Company, Ltd.	1,300	25,584
Toyota Boshoku Corp.	1,400	16,595
Toyota Industries Corp.	3,290	100,223
Toyota Motor Corp.	52,247	2,274,946
Toyota Tsusho Corp.	3,500	71,880
Trend Micro, Inc.	1,733	53,624
Tsumura & Company, Ltd.	1,200	34,751
Ube Industries, Ltd.	18,037	49,183
Unicharm Corp.	2,058	108,808
Ushio, Inc.	2,257	32,011
USS Company, Ltd.	550	56,070
West Japan Railway Company	3,800	152,879
Yahoo! Japan Corp.	332	107,464
Yakult Honsha Company, Ltd.	1,300	44,812
Yamada Denki Company, Ltd.	1,676	105,284
Yamaguchi Financial Group, Inc.	3,000	27,428
Yamaha Corp.	1,926	20,181
Yamaha Motor Company, Ltd.	6,591	89,276
Yamato Transport Company, Ltd.	9,080	141,225
Yamazaki Baking Company, Ltd.	1,409	20,258
Yaskawa Electric Corp.	5,000	47,236
Yokogawa Electric Corp.	4,600	46,940

		42,044,805
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,888	165,330
Luxembourg - 0.3%
APERAM	894	16,531
ArcelorMittal	16,537	316,377
Millicom International Cellular SA, ADR	1,329	150,741
Reinet Investments SCA (I)	1,493	27,716
SES SA	5,667	140,587
Tenaris SA	9,937	189,939

		841,891
Macau - 0.1%
Sands China, Ltd.	37,200	145,006
Wynn Macau, Ltd.	34,972	102,322

		247,328
Malaysia - 0.8%
Alliance Financial Group BHD	9,600	12,189
AMMB Holdings BHD	42,662	88,050
Asiatic Development BHD	10,500	32,525
Axiata Group BHD	57,100	96,685
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	11,100
Berjaya Sports Toto BHD	5,742	8,192
British American Tobacco Malaysia BHD	2,000	36,956
Bursa Malaysia BHD	6,400	15,416

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
CIMB Group Holdings BHD	82,500	$207,057
DiGi.Com BHD	90,000	118,983
Gamuda BHD	39,100	46,447
Genting BHD	44,300	156,711
Genting Malaysia BHD	53,400	68,321
Hong Leong Bank BHD	14,520	59,801
Hong Leong Credit BHD	8,300	33,254
IJM Corp. BHD	16,720	30,761
IOI Corp. BHD	83,169	144,937
Kuala Lumpur Kepong BHD	12,100	97,148
Lafarge Malayan Cement BHD	4,470	10,504
Malayan Banking BHD	85,911	248,711
Maxis BHD	35,100	69,778
MISC BHD	32,040	56,245
MMC Corp. BHD	1,400	1,284
Parkson Holdings BHD	10,098	17,732
Petronas Dagangan BHD	1,400	8,640
Petronas Gas BHD	12,000	66,024
PPB Group BHD	12,900	71,146
Public Bank BHD	24,000	107,474
RHB Capital BHD	2,679	6,733
Sime Darby BHD	66,746	212,167
Telekom Malaysia BHD	17,100	29,687
Tenaga Nasional BHD	56,125	117,778
UMW Holdings BHD	21,400	51,153
YTL Corp. BHD	95,980	56,070
YTL Power International BHD	20,937	12,641

		2,408,300
Mexico - 1.2%
Alfa SAB de CV	5,602	80,651
America Movil SAB de CV, Series L	827,944	1,030,254
Cemex SAB de CV (I)	211,182	163,415
Coca-Cola Femsa SAB de CV, Series L	6,253	66,426
Fomento Economico Mexicano SAB de CV	45,655	375,409
Fresnillo PLC	2,849	72,990
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	9,900	36,594
Grupo Bimbo SAB de CV	26,232	61,224
Grupo Carso SAB de CV	11,593	36,336
Grupo Elektra SAB de CV	1,900	177,617
Grupo Financiero Banorte SAB de CV	28,753	127,811
Grupo Financiero Inbursa SA	29,556	61,335
Grupo Mexico SAB de CV, Series B	80,627	254,602
Grupo Modelo SAB de CV	13,617	95,472
Grupo Televisa SA	49,383	208,937
Industrias Penoles SAB de CV	1,998	96,958
Kimberly-Clark de Mexico SAB de CV	30,900	69,076
Mexichem SAB de CV	13,992	53,917
Minera Frisco SAB de CV, Class A1 (I)	11,593	53,281
Urbi Desarrollos Urbanos SAB de CV (I)	11,100	13,309
Wal-Mart de Mexico SAB de CV	125,258	420,307

		3,555,921
Netherlands - 3.2%
Aegon NV (I)	37,270	206,740
Akzo Nobel NV	4,618	272,434
ASML Holding NV	8,577	427,934
Corio NV	1,781	93,879
Delta Lloyd NV	1,912	33,585
European Aeronautic Defence &
Space Company NV	7,858	321,641
Fugro NV	1,292	92,171
Heineken Holding NV	2,014	94,258
Heineken NV	4,968	276,053

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV, ADR (I)	74,338	$619,922
Koninklijke (Royal) KPN NV	28,318	311,346
Koninklijke Ahold NV	22,269	308,514
Koninklijke Boskalis Westinster NV	2,338	87,866
Koninklijke DSM NV	2,929	169,548
Koninklijke Philips Electronics NV	19,005	385,174
Koninklijke Vopak NV	1,380	79,483
QIAGEN NV (I)	3,936	61,285
Randstad Holdings NV	2,339	88,180
Reed Elsevier NV	13,395	170,996
Royal Dutch Shell PLC, B Shares	52,676	1,855,831
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	69,971	2,442,618
SBM Offshore NV	3,478	71,028
TNT Express NV	9,300	115,001
Unilever NV	31,746	1,080,241
Wolters Kluwer NV	7,551	142,929

		9,808,657
New Zealand - 0.1%
Auckland International Airport, Ltd.	75,912	152,855
Contact Energy, Ltd. (I)	3,599	13,939
Fletcher Building, Ltd. (New
Zealand Exchange)	14,849	81,970
SKYCITY Entertainment Group, Ltd.	26,938	86,912

		335,676
Norway - 0.5%
Aker Solutions ASA	3,694	62,622
DNB ASA	20,287	260,565
Kvaerner ASA	3,694	10,500
Norsk Hydro ASA	20,407	111,167
Orkla ASA	17,208	136,108
Statoil ASA	21,390	579,954
Telenor ASA	18,009	333,885
Yara International ASA	4,291	204,497

		1,699,298
Peru - 0.2%
Compania de Minas Buenaventura SA	2,698	107,343
Compania de Minas Buenaventura SA, ADR	2,231	89,932
Credicorp SA	1,295	169,839
Credicorp, Ltd., ADR	76	10,018
Southern Peru Copper Corp.	4,302	137,664

		514,796
Philippines - 0.2%
Ayala Corp.	4,333	41,090
Ayala Land, Inc.	90,600	43,772
Bank of the Philippine Islands	64,668	111,465
BDO Unibank, Inc.	12,831	19,803
Energy Development Corp.	36,498	5,099
Filinvest Land, Inc.	112,500	3,380
Globe Telecommunications, Inc.	140	3,694
Jollibee Foods Corp.	8,000	21,824
Manila Electric Company	13,252	80,918
Metropolitan Bank & Trust Company	13,697	27,867
Philippine Long Distance Telephone Company	1,220	76,662
SM Investments Corp.	3,768	57,960
SM Prime Holdings, Ltd.	56,916	22,423

		515,957
Poland - 0.3%
Asseco Poland SA	710	11,376
Bank Handlowy w Warszawie SA	731	18,015
Bank Millennium SA	8,840	12,507

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Bank Pekao SA	2,951	$147,184
BRE Bank SA (I)	413	37,892
Cyfrowy Polsat SA (I)	3,617	16,272
Firma Oponiarska Debica SA	118	2,116
Globe Trade Centre SA (I)	1,844	3,977
Grupa Lotos SA (I)	517	4,526
KGHM Polska Miedz SA	2,775	127,779
Polish Oil & Gas Company	41,082	53,454
Polska Grupa Energetyczna SA	7,645	47,482
Polski Koncern Naftowy Orlen SA (I)	8,548	102,659
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	166,133
Telekomunikacja Polska SA	17,687	97,226
TVN SA	1,422	4,941

		853,539
Portugal - 0.1%
Banco Espirito Santo SA	10,883	19,871
Cimpor-Cimentos de Portugal SA	5,397	36,024
EDP - Energias de Portugal SA	46,778	136,225
Galp Energia SGPS SA	3,842	63,300
Jeronimo Martins SGPS SA	2,898	59,071
Portugal Telecom SGPS SA	15,439	83,962

		398,453
Russia - 1.6%
Federal Grid Company Unified Energy System
JSC, GDR (S)	1,087	5,435
Gazprom OAO, ADR	146,912	1,817,301
Lukoil OAO, ADR	14,541	884,093
Mechel, ADR (L)	2,833	25,440
MMC Norilsk Nickel OJSC, ADR	16,921	309,654
Mobile TeleSystems, ADR (L)	10,817	198,384
NovaTek OAO, ADR	1,917	260,326
Novolipetsk Steel OJSC, ADR	1,448	30,089
Pharmstandard - Reg S GDR (I)	1,320	23,417
Rosneft Oil Company, GDR	38,621	273,948
Sberbank of Russia, ADR	34,900	450,062
Severstal OAO, GDR	4,250	56,610
Sistema JSFC - Reg S GDR	1,756	34,508
Surgutneftegas OJSC, ADR (London Exchange)	13,350	131,097
Surgutneftegas OJSC, ADR, Class B	17,404	123,220
Tatneft, ADR	4,533	184,946
VTB Bank OJSC, GDR	21,911	99,084

		4,907,614
Singapore - 1.2%
Ascendas Real Estate Investment Trust	21,469	34,490
Capitaland, Ltd.	52,412	130,002
CapitaMall Trust	59,850	85,906
CapitaMalls Asia, Ltd.	31,000	40,301
City Developments, Ltd.	10,285	92,818
ComfortDelGro Corp., Ltd.	41,731	51,777
Cosco Corp. Singapore, Ltd.	33,000	30,772
DBS Group Holdings, Ltd.	34,380	387,620
Fraser and Neave, Ltd.	20,900	111,363
Genting Singapore PLC (I)	99,800	135,295
Golden Agri-Resources, Ltd.	142,858	89,176
Hutchison Port Holdings Trust	105,300	80,530
Jardine Cycle and Carriage, Ltd.	2,623	100,719
Keppel Corp., Ltd.	27,478	240,120
Keppel Land, Ltd.	16,705	46,388
Neptune Orient Lines, Ltd. (I)	28,616	32,190
Olam International, Ltd.	36,023	67,585
Oversea-Chinese Banking Corp., Ltd.	48,643	345,010
SembCorp Industries, Ltd.	20,604	86,740

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
SembCorp Marine, Ltd.	23,293	$97,768
Singapore Airlines, Ltd.	13,260	113,708
Singapore Exchange, Ltd.	20,399	112,568
Singapore Press Holdings, Ltd.	29,441	91,787
Singapore Technologies Engineering, Ltd.	33,798	87,568
Singapore Telecommunications, Ltd.	153,410	384,343
StarHub, Ltd.	21,000	51,785
United Overseas Bank, Ltd.	24,683	360,891
UOL Group, Ltd.	16,531	62,307
Wilmar International, Ltd.	32,000	125,189

		3,676,716
South Africa - 1.8%
ABSA Group, Ltd.	5,765	117,390
African Bank Investments, Ltd.	13,371	69,550
African Rainbow Minerals, Ltd.	3,461	82,022
Anglo Platinum, Ltd.	1,472	102,632
AngloGold Ashanti, Ltd.	7,283	268,455
Aspen Pharmacare Holdings, Ltd. (I)	4,390	67,900
Aveng, Ltd.	9,037	46,108
Bidvest Group, Ltd.	7,302	171,358
Discovery Holdings, Ltd.	6,145	40,431
FirstRand, Ltd.	58,792	181,827
Gold Fields, Ltd.	13,492	186,235
Growthpoint Properties, Ltd.	29,612	77,222
Harmony Gold Mining Company, Ltd.	9,268	100,953
Impala Platinum Holdings, Ltd.	11,591	228,800
Imperial Holdings, Ltd.	3,486	70,584
Investec, Ltd.	4,332	26,663
Kumba Iron Ore, Ltd. (L)	1,477	101,544
Kumba Resources, Ltd.	2,723	70,490
Liberty Holdings, Ltd.	1,116	13,186
Massmart Holdings, Ltd.	2,574	54,422
Mittal Steel South Africa, Ltd.	2,574	18,776
MMI Holdings, Ltd.	9,922	22,927
MTN Group, Ltd.	34,339	605,095
Naspers, Ltd., ADR	8,295	466,305
Nedbank Group, Ltd.	5,487	117,491
Netcare, Ltd.	24,570	45,589
Northam Platinum, Ltd.	3,938	17,578
Pick’n Pay Stores, Ltd.	4,153	23,553
Pretoria Portland Cement Company, Ltd.	18,222	77,904
Redefine Income Fund, Ltd.	45,895	47,796
Remgro, Ltd.	9,871	171,754
Reunert, Ltd.	1,838	16,794
RMB Holdings, Ltd.	17,617	71,981
RMI Holdings	17,617	39,639
Sanlam, Ltd.	32,194	139,578
Sappi, Ltd. (I)	18,486	68,592
Sasol, Ltd.	10,427	505,391
Shoprite Holdings, Ltd.	10,318	184,719
Standard Bank Group, Ltd.	25,389	368,883
Steinhoff International Holdings, Ltd. (I)	23,101	82,896
Telkom SA, Ltd.	5,430	16,992
The Foschini Group, Ltd.	3,226	52,052
Tiger Brands, Ltd.	3,083	108,391
Trans Hex Group, Ltd. (I)	577	216
Truworths International, Ltd.	10,550	111,103
Vodacom Group, Ltd.	6,961	98,185
Woolworths Holdings, Ltd.	14,552	91,351

		5,649,303
South Korea - 3.5%
Amorepacific Corp.	73	77,044
Asiana Airlines, Inc. (I)	6	37

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
BS Financial Group, Inc.	4,805	$56,186
Celltrion, Inc. (I)	1,540	50,262
Cheil Industries, Inc.	1,080	91,397
CJ CheilJedang Corp.	135	40,050
Daelim Industrial Company, Ltd.	470	50,869
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	35,327
Daewoo International Corp.	677	21,474
Daewoo Securities Company, Ltd. (I)	5,465	63,761
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	58,906
DGB Financial Group, Inc.	2,820	36,987
Dongbu Insurance Company, Ltd. (I)	960	41,497
Dongkuk Steel Mill Company, Ltd.	1,370	26,215
Doosan Corp.	360	48,027
Doosan Heavy Industries and
Construction Company, Ltd.	690	38,883
Doosan Infracore Company, Ltd. (I)	1,290	24,888
E-Mart Company, Ltd.	524	115,287
GS Engineering & Construction Corp.	713	62,938
GS Holdings Corp.	1,190	68,250
Hana Financial Group, Inc.	3,640	137,292
Hanjin Shipping Holdings Company, Ltd. (I)	7	50
Hankook Tire Company, Ltd.	1,700	63,251
Hanwha Chemical Corp.	892	21,172
Hanwha Corp.	1,010	29,040
Hite Holdings Company, Ltd.	6	60
Honam Petrochemical Corp.	340	101,303
Hynix Semiconductor, Inc. (I)	11,220	289,986
Hyosung Corp.	550	29,151
Hyundai Department Store Company, Ltd.	420	64,542
Hyundai Development Company	790	17,348
Hyundai Engineering &
Construction Company, Ltd.	1,090	77,804
Hyundai Glovis Company, Ltd.	300	54,046
Hyundai Heavy Industries Company, Ltd.	780	221,810
Hyundai Mipo Dockyard Company, Ltd.	270	32,490
Hyundai Mobis	1,396	355,989
Hyundai Motor Company, Ltd.	3,163	656,637
Hyundai Securities Company, Ltd. (I)	2,644	24,649
Hyundai Steel Company	1,122	101,166
Industrial Bank of Korea	4,670	56,730
Kangwon Land, Inc.	2,090	46,409
KB Financial Group, Inc.	6,710	245,162
KB Financial Group, Inc., ADR	206	7,560
KCC Corp.	100	28,843
Kia Motors Corp.	4,488	293,726
Korea Electric Power Corp. (I)	5,980	118,140
Korea Electric Power Corp., ADR	744	7,239
Korea Exchange Bank	4,900	37,474
Korea Gas Corp.	830	31,595
Korea Investment Holdings Company, Ltd. (I)	1,090	43,505
Korea Kumho Petrochemical Company, Ltd.	204	25,601
Korea Life Insurance Company, Ltd. (I)	4,330	28,660
Korea Line Corp. (I)	60	1,222
Korea Zinc Company, Ltd.	200	68,658
Korean Air Lines Company, Ltd. (I)	807	35,637
Korean Reinsurance Company, Ltd. (I)	24	290
KT Corp.	1,277	35,305
KT Corp., ADR	266	3,642
KT&G Corp.	2,210	156,469
Kumho Industrial Company, Ltd. (I)	247	1,468
LG Chem, Ltd.	924	302,154
LG Corp.	1,921	110,314
LG Display Company, Ltd. (I)	5,650	132,824

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
LG Display Company, Ltd., ADR (I)	57	$671
LG Electronics, Inc.	2,188	160,056
LG Household & Health Care, Ltd.	180	94,284
LG Innotek Company, Ltd. (I)	210	18,294
LG Uplus Corp.	5,871	35,252
Lotte Confectionery Company, Ltd.	4	5,858
Lotte Shopping Company, Ltd.	240	75,224
LS Cable, Ltd.	380	26,858
LS Industrial Systems Company, Ltd.	440	25,533
Mirae Asset Securities Company, Ltd. (I)	285	9,984
NCSoft Corp.	320	85,220
NHN Corp.	830	190,549
OCI Company, Ltd.	303	61,718
POSCO	1,341	450,972
S-Oil Corp.	1,000	99,002
S1 Corp.	140	6,526
Samsung C&T Corp.	2,410	169,069
Samsung Card Company, Ltd.	900	31,352
Samsung Electro-Mechanics Company, Ltd.	1,440	127,082
Samsung Electronics Company, Ltd.	2,120	2,387,460
Samsung Engineering Company, Ltd.	580	123,998
Samsung Fire & Marine
Insurance Company, Ltd.	720	136,373
Samsung Heavy Industries Company, Ltd.	3,310	110,496
Samsung SDI Company, Ltd.	688	83,277
Samsung Securities Company, Ltd. (I)	1,186	59,530
Samsung Techwin Company, Ltd.	797	47,873
Shinhan Financial Group Company, Ltd., ADR	175	13,493
Shinhan Financial Group Company, Ltd.	9,270	358,346
Shinsegae Company, Ltd.	185	39,036
SK C&C Company, Ltd.	340	33,631
SK Energy Company, Ltd.	1,167	170,712
SK Holdings Company, Ltd.	592	77,161
SK Networks Company, Ltd.	2,970	27,412
SK Telecom Company, Ltd.	398	49,255
SK Telecom Company, Ltd., ADR	657	9,139
STX Pan Ocean Company, Ltd.	2,370	16,521
Woongjin Coway Company, Ltd.	1,060	35,185
Woori Finance Holdings Company, Ltd.	6,360	73,461
Woori Investment &
Securities Company, Ltd. (I)	2,521	29,082
Yuhan Corp.	200	20,831

		10,680,474
Spain - 1.8%
Abertis Infraestructuras SA	5,343	90,921
Acciona SA	627	43,799
Acerinox SA	2,601	33,409
ACS Actividades de Construccion
y Servicios SA	2,850	72,981
Amadeus IT Holding SA, A Shares	3,953	74,559
Banco Bilbao Vizcaya Argentaria SA	84,425	671,178
Banco de Sabadell SA (L)	22,540	61,485
Banco de Valencia SA (I)	95	21
Banco Popular Espanol SA (L)	20,023	71,870
Banco Santander SA	163,012	1,253,188
Bankia SA (I)(L)	17,248	62,534
Bankinter SA (L)	3,925	20,594
CaixaBank (L)	16,585	64,645
Distribuidora Internacional
de Alimentacion SA (I)	12,644	62,666
EDP Renovaveis SA (I)	2,863	14,242
Enagas SA	2,991	57,572
Ferrovial SA	7,864	90,414
Fomento de Construcciones y Contratas SA (L)	418	9,344

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	4,137	$66,070
Grifols SA (I)	2,505	53,527
Grifols SA, B Shares (I)	250	3,867
Iberdrola SA	78,873	447,524
Inditex SA	4,141	396,550
Indra Sistemas SA	1,914	23,426
Mapfre SA	14,650	47,182
Red Electrica De Espana	2,102	102,812
Repsol YPF SA	15,775	396,308
Telefonica SA	80,264	1,316,703
Zardoya Otis SA	2,811	36,397

		5,645,788
Sweden - 1.8%
Alfa Laval AB	3,968	81,591
Assa Abloy AB, Series B	5,832	183,406
Atlas Copco AB, Series A	11,483	277,747
Atlas Copco AB, Series B	5,423	116,829
Boliden AB	4,826	75,955
CDON Group AB (I)	1,132	9,670
Electrolux AB (L)	4,332	91,568
Getinge AB, Series B (L)	3,600	102,479
Hennes & Mauritz AB, B Shares	19,824	717,109
Hexagon AB	4,600	89,445
Holmen AB, Series B (L)	229	6,286
Husqvarna AB, B Shares (L)	2,659	16,037
Investor AB, B Shares	7,800	173,012
Lundin Petroleum AB (I)	4,299	92,239
Modern Times Group AB, B Shares	785	43,301
Nordea Bank AB (L)	50,758	461,714
Ratos AB	3,219	44,702
Sandvik AB	15,393	222,105
Scania AB, Series B	5,700	118,499
Securitas AB, Series B	1,701	16,416
Skandinaviska Enskilda Banken
AB, Series A (L)	22,665	161,100
Skanska AB, Series B	6,841	118,652
SKF AB, B Shares	7,396	180,883
SSAB AB, Series A	1,427	13,500
Svenska Cellulosa AB (B Shares) (L)	9,724	168,407
Svenska Handelsbanken AB, Series A (L)	9,341	297,900
Swedbank AB, Class A (L)	15,527	241,724
Swedish Match AB	4,056	161,504
Tele2 AB, Series B	1,743	35,606
Telefonaktiebolaget LM Ericsson, B Shares	58,443	604,486
Teliasonera AB	41,880	291,927
Volvo AB, Series B	26,447	385,117

		5,600,916
Switzerland - 6.1%
ABB, Ltd. (I)	42,670	876,567
Actelion, Ltd. (I)	2,680	98,063
Adecco SA (I)	3,024	158,343
Aryzta AG (I)	1,920	94,840
Baloise Holding AG	1,167	94,030
Barry Callebaut AG (I)	35	35,075
Cie Financiere Richemont SA	9,983	626,815
Credit Suisse Group AG (I)	22,918	652,933
GAM Holding, Ltd. (I)	6,086	88,694
Geberit AG (I)	692	144,838
Givaudan AG (I)	189	182,359
Glencore International PLC (L)	27,645	172,447
Holcim, Ltd. (I)	5,177	337,981
Julius Baer Group, Ltd. (I)	3,756	151,703
Kuehne & Nagel International AG	1,341	181,296

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Lindt & Spruengli AG	23	$73,878
Lindt & Spruengli AG - REG	3	111,628
Lonza Group AG (I)	1,227	63,392
Nestle SA	63,440	3,992,580
Novartis AG	44,818	2,482,219
Pargesa Holding SA, ADR	692	49,768
Partners Group Holding AG	258	50,334
Roche Holdings AG	13,744	2,392,923
Schindler Holding AG	887	106,668
Schindler Holding AG - REG	573	68,528
SGS SA	101	196,615
Sika AG	46	99,663
Sonova Holding AG (I)	1,141	126,859
STMicroelectronics NV	11,860	96,817
Straumann Holding AG	206	35,033
Sulzer AG	481	68,444
Swiss Life Holding (I)	685	81,520
Swiss Re, Ltd. (I)	6,769	432,967
Swisscom AG	442	178,751
Syngenta AG	1,810	623,288
The Swatch Group AG	1,096	88,202
The Swatch Group AG, BR Shares	651	300,121
Transocean, Ltd.	6,712	366,603
UBS AG (I)	70,035	982,133
Wolseley PLC	5,840	222,564
Xstrata PLC	40,800	698,722
Zurich Financial Services AG (I)	2,916	784,033

		18,670,237
Taiwan - 2.1%
Acer, Inc.	41,783	55,352
Advanced Semiconductor Engineering, Inc.	80,388	80,535
Advantech Company, Ltd.	7,195	24,989
Asia Cement Corp.	19,390	23,627
Asia Optical Company, Inc. (I)	59	56
Asustek Computer, Inc.	11,754	111,054
AU Optronics Corp.	111,616	51,634
Catcher Technology Company, Ltd.	10,384	73,376
Cathay Financial Holdings Company, Ltd.	106,350	121,100
Chang Hwa Commercial Bank, Ltd.	80,660	46,058
Cheng Shin Rubber Industry Company, Ltd.	13,191	31,691
Cheng UEI Precision Industry Company, Ltd.	6,881	16,463
Chicony Electronics Company, Ltd.	9,780	19,222
Chimei Innolux Corp. (I)	68,007	31,690
China Airlines, Ltd.	16,123	6,501
China Development Financial Holdings Corp.	146,227	44,714
China Motor Company, Ltd.	40	39
China Steel Corp.	206,483	211,143
Chinatrust Financial Holding Company, Ltd.	161,717	101,662
Chunghwa Telecom Company, Ltd.	57,165	175,967
Compal Communications, Inc.	307	531
Compal Electronics, Inc.	60,071	67,582
D-Link Corp.	934	695
Delta Electronics, Inc.	27,475	80,548
E.Sun Financial Holding Company, Ltd.	32,687	17,944
Epistar Corp.	11,828	30,118
Eternal Chemical Company, Ltd.	12,344	10,794
EVA Airways Corp.	14,961	9,202
Evergreen Marine Corp.	24,199	16,646
Everlight Electronics Company, Ltd.	4,356	9,153
Far Eastern Department Stores Company, Ltd.	15,274	19,540
Far Eastern New Century Corp.	46,700	54,043
Far EasTone
Telecommunications Company, Ltd.	18,927	38,801
Feng Hsin Iron & Steel Company, Ltd.	12,000	21,196

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Firich Enterprises Co., Ltd. (I)	426	$598
First Financial Holding Company, Ltd.	87,209	52,458
Formosa Chemicals & Fibre Corp.	46,350	135,392
Formosa Petrochemical Corp.	18,990	59,199
Formosa Plastics Corp.	77,700	228,804
Formosa Taffeta Company, Ltd.	16,000	15,505
Foxconn Technology Company, Ltd.	7,988	33,026
Fubon Financial Holding Company, Ltd.	81,576	91,921
Hon Hai Precision Industry Company, Ltd.	173,817	674,446
HTC Corp.	14,528	293,982
Hua Nan Financial Holdings Company, Ltd.	64,174	36,750
Inotera Memories, Inc. (I)	46,616	14,038
Inventec Company, Ltd.	33,926	14,850
KGI Securities Company, Ltd.	44,871	18,931
Kinsus Interconnect Technology Corp.	4,422	14,177
Largan Precision Company, Ltd.	1,101	21,915
Lite-On Technology Corp.	24,485	29,619
Macronix International Company, Ltd.	36,847	13,735
MediaTek, Inc.	17,977	172,095
Mega Financial Holding Company, Ltd.	128,520	90,811
Mosel Vitelic, Inc. (I)	315	44
Motech Industries, Inc.	4,052	6,757
Nan Ya Plastics Corp.	90,520	204,625
Nan Ya Printed Circuit Board Corp.	3,234	7,079
Novatek Microelectronics Corp., Ltd.	8,277	25,217
Pan-International Industrial	269	260
Pegatron Corp.	25,934	40,427
Phison Electronics Corp.	2,399	20,527
Pou Chen Corp.	26,247	22,812
Powerchip Semiconductor Corp. (I)	2,400	89
Powertech Technology, Inc.	12,536	24,427
President Chain Store Corp.	10,224	56,819
Quanta Computer, Inc.	36,198	94,759
Realtek Semiconductor Corp.	8,274	15,114
Richtek Technology Corp.	1,212	7,550
Shin Kong Financial Holding Company, Ltd. (I)	114,466	36,531
Siliconware Precision Industries Company	45,426	54,888
Simplo Technology Company, Ltd.	6,050	45,619
SinoPac Holdings Company, Ltd.	69,881	25,221
Synnex Technology International Corp.	13,506	33,710
Taishin Financial Holdings Company, Ltd.	49,827	19,926
Taiwan Cement Corp.	50,476	59,097
Taiwan Cooperative Financial Holding (I)	61,331	38,448
Taiwan Fertilizer Company, Ltd.	11,000	28,479
Taiwan Glass Industrial Corp.	20,113	22,648
Taiwan Mobile Company, Ltd.	26,317	80,131
Taiwan Semiconductor
Manufacturing Company, Ltd.	472,316	1,358,765
Tatung Company, Ltd. (I)	30,755	8,952
Teco Electric & Machinery Company, Ltd.	32,000	22,066
Transcend Information, Inc.	4,405	12,819
Tripod Technology Corp.	8,127	27,536
Tung Ho Steel Enterprise Corp.	12,849	13,040
U-Ming Marine Transport Corp.	9,000	15,515
Uni-President Enterprises Corp.	61,398	84,997
Unimicron Technology Corp.	15,453	19,152
United Microelectronics Corp.	202,259	98,796
Wafer Works Corp.	105	83
Walsin Lihwa Corp.	25,000	7,933
Wan Hai Lines, Ltd.	5,460	3,127
Wintek Corp.	26,398	20,486
Wistron Corp.	30,432	45,843
WPG Holdings Company, Ltd.	20,577	28,032
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp.	28,050	14,971

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Yuanta Financial Holdings Company, Ltd. (I)	142,101	$73,918
Yulon Motor Company, Ltd.	14,419	27,559
Zinwell Corp.	723	875

		6,471,587
Thailand - 0.5%
Advanced Info Service PCL	23,200	138,373
Bangkok Bank PCL	9,000	53,894
Bangkok Bank PCL (Foreign Shares)	30,900	194,080
Bangkok Expressway PCL	4,000	2,801
Bank of Ayudhya PCL	37,100	33,047
Banpu PCL	3,400	67,229
BEC World PCL	11,019	18,216
Charoen Pokphand Foods PCL	48,700	58,803
CP ALL PCL	44,605	94,704
IRPC PCL	97,700	14,821
Kasikornbank PCL	8,100	40,402
Kasikornbank PCL (Foreign Shares)	39,200	198,621
Krung Thai Bank PCL	52,000	29,498
PTT Exploration & Production PCL	26,100	147,632
PTT Global Chemical PCL	35,053	80,673
PTT PCL (Foreign Shares)	17,900	205,400
Siam Cement PCL (Foreign Shares)	8,400	113,144
Siam Commercial Bank PCL	31,748	147,677
Thai Oil PCL	13,200	31,021

		1,670,036
Turkey - 0.4%
Akbank TAS	25,630	100,825
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,447	62,209
Arcelik AS	3,796	16,983
Asya Katilim Bankasi AS (I)	10,118	11,141
BIM Birlesik Magazalar AS	1,594	60,410
Enka Insaat ve Sanayi AS	11,067	35,321
Eregli Demir ve Celik Fabrikalari TAS	17,609	34,729
HACI Omer Sabanci Holding AS	13,187	56,757
KOC Holdings AS	11,730	47,764
Tupras Turkiye Petrol Rafinerileri AS	2,694	68,920
Turk Hava Yollari (I)	12,630	18,452
Turk Telekomunikasyon AS	15,459	67,263
Turkcell Iletisim Hizmetleri AS (I)	19,742	101,136
Turkiye Garanti Bankasi AS	51,188	203,058
Turkiye Halk Bankasi AS	6,636	47,548
Turkiye Is Bankasi	40,014	98,737
Turkiye Vakiflar Bankasi Tao	17,122	32,525
Yapi ve Kredi Bankasi AS (I)	19,138	38,731

		1,102,509
Ukraine - 0.0%
Kernel Holding SA (I)	821	17,911
United Kingdom - 12.9%
3i Group PLC	17,076	58,472
Admiral Group PLC	2,941	55,852
Aggreko PLC	5,664	203,737
AMEC PLC	6,786	120,196
Anglo American PLC	26,179	977,748
Antofagasta PLC	8,386	154,924
ARM Holdings PLC	26,088	246,263
Associated British Foods PLC	6,240	121,875
AstraZeneca PLC	25,715	1,143,570
Aviva PLC	58,650	311,084
Babcock International Group PLC	7,421	94,502
BAE Systems PLC	66,138	317,051
Balfour Beatty PLC	7,728	35,340
Barclays PLC	232,936	879,714

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
BG Group PLC	66,784	$1,549,301
BHP Billiton PLC	40,424	1,237,807
BP PLC	366,813	2,739,728
British American Tobacco PLC	39,019	1,970,488
British Land Company PLC	18,201	139,755
British Sky Broadcasting Group PLC	22,006	237,821
BT Group PLC	152,088	550,008
Bunzl PLC	4,649	74,631
Burberry Group PLC	8,196	196,115
Capita PLC	11,493	134,629
Capital Shopping Centres Group PLC	11,282	59,829
Carnival PLC	2,878	92,030
Centrica PLC	101,205	512,794
Cobham PLC	23,239	85,111
Compass Group PLC	37,148	389,318
Diageo PLC	49,670	1,196,004
Eurasian Natural Resources Corp.	3,511	33,243
G4S PLC	22,536	98,186
GKN PLC	30,158	99,617
GlaxoSmithKline PLC	97,401	2,174,999
Hammerson PLC	17,094	113,682
HSBC Holdings PLC	346,331	3,074,173
ICAP PLC	11,734	73,743
Imperial Tobacco Group PLC	20,579	834,321
Inmarsat PLC	7,073	52,067
Intercontinental Hotels Group PLC	6,529	151,573
International Consolidated
Airlines Group SA (I)	8,501	24,475
International Power PLC	33,920	219,643
Intertek Group PLC	3,224	129,424
Invensys PLC	9,591	30,583
Investec PLC	9,770	59,850
ITV PLC	83,530	117,953
J Sainsbury PLC	21,464	106,845
Johnson Matthey PLC	3,753	141,661
Kazakhmys PLC	3,789	55,167
Kingfisher PLC	45,968	225,397
Ladbrokes PLC	5	13
Land Securities Group PLC	15,049	173,966
Legal & General Group PLC	110,533	231,209
Lloyds Banking Group PLC (I)	788,344	423,926
London Stock Exchange Group PLC	2,995	49,550
Lonmin PLC, ADR	2,812	46,059
Man Group PLC	38,396	82,982
Marks & Spencer Group PLC	29,768	180,363
National Grid PLC	73,377	740,368
Next PLC	3,410	162,557
Old Mutual PLC	116,462	295,559
Pearson PLC	15,549	290,491
Petrofac, Ltd.	5,253	146,451
PIK Group, GDR (I)	11,522	28,930
Prudential PLC	51,441	615,375
Reckitt Benckiser Group PLC	12,331	697,429
Reed Elsevier PLC	25,293	224,103
Resolution, Ltd.	31,406	131,314
Rexam PLC	12,743	87,212
Rio Tinto PLC	26,796	1,485,344
Rolls-Royce Holdings PLC (I)	35,966	466,919
Royal Bank of Scotland Group PLC (I)	351,443	155,339
RSA Insurance Group PLC	76,323	127,741
SABMiller PLC	18,777	753,530
Schroders PLC	2,535	64,082
Scottish & Southern Energy PLC	19,279	409,635
Segro PLC	10,521	39,528
Serco Group PLC	8,805	76,368

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Severn Trent PLC	4,277	$105,583
Smith & Nephew PLC	18,531	187,965
Smiths Group PLC	8,768	147,685
Standard Chartered PLC	47,143	1,175,572
Standard Life PLC	43,339	159,290
Tate & Lyle PLC	9,029	101,803
Tesco PLC	156,712	827,006
The Sage Group PLC	23,422	112,059
The Weir Group PLC	4,239	119,548
TUI Travel PLC	6,822	21,402
Tullow Oil PLC	17,329	422,990
Unilever PLC	26,376	870,690
United Utilities Group PLC	15,485	148,966
Vedanta Resources PLC	2,522	49,485
Vodafone Group PLC	1,013,735	2,799,053
Whitbread PLC	2,873	84,714
WM Morrison Supermarket PLC	46,015	219,280

		39,441,733
United States - 0.2%
Brookfield Office Properties, Inc.	5,290	92,016
Meggitt PLC (I)	15,016	96,965
Sims Metal Management, Ltd.	3,110	47,423
Synthes, Inc.	1,468	254,764

		491,168

TOTAL COMMON STOCKS (Cost $242,771,470)		$287,333,284

PREFERRED SECURITIES - 2.4%
Brazil - 2.0%
AES Tiete SA	2,400	36,550
Banco Bradesco SA	42,218	737,534
Banco do Estado do Rio Grande do Sul SA	3,894	42,024
Bradespar SA	5,800	110,761
Brasil Telecom SA	4,873	26,081
Braskem SA, A Shares	3,700	29,289
Centrais Eletricas Brasileiras SA	4,400	57,150
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,031	96,796
Cia Paranaense de Energia	2,000	46,838
Companhia de Bebidas das Americas	15,935	659,503
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	34,575
Companhia Energetica de Minas Gerais	5,494	131,252
Companhia Energetica de Sao Paulo	3,949	79,350
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	44,912
Gerdau SA	13,800	131,994
Gol Linhas Aereas Inteligentes SA	2,400	16,027
Investimentos Itau SA	51,444	317,042
Itau Unibanco Holding SA	45,100	862,989
Klabin SA	14,000	64,729
Lojas Americanas SA	7,440	70,102
Metalurgica Gerdau SA	7,000	86,242
Petroleo Brasileiro SA	73,452	939,551
Suzano Papel e Celulose SA	3,875	16,560
TAM SA	2,460	61,316
Tele Norte Leste Participacoes SA	5,500	62,790
Telefonica Brasil SA	6,418	198,610
Telemar Norte Leste SA	200	5,249
Usinas Siderurgicas de Minas Gerais SA	9,850	64,805
Vale SA	44,068	1,000,882

		6,031,503
Germany - 0.3%
Bayerische Motoren Werke (BMW) AG	607	36,052

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Germany (continued)
Henkel AG & Company KGaA	3,374	$247,211
Porsche Automobil Holding SE	2,945	173,800
RWE AG	726	31,917
Volkswagen AG	2,738	481,942

		970,922
South Korea - 0.1%
Hyundai Motor Company, Ltd.	660	39,519
Hyundai Motor Company, Ltd. -2nd Preferred	660	40,862
Hyundai Securities Company	1,064	8,362
Samsung Electronics Company, Ltd.	440	308,456

		397,199

TOTAL PREFERRED SECURITIES (Cost $5,585,602)		$7,399,624

STAPLED UNITS - 0.0%
Hong Kong - 0.0%
HKT Trust and HKT, Ltd. (I)	1,891	1,480

TOTAL STAPLED UNITS (Cost $1,394)		$1,480

RIGHTS - 0.0%
Banco Popular Espanol SA (Expiration Date:
04/11/2012, Strike Price: EUR 0.10) (I)	20,023	$988

TOTAL RIGHTS (Cost $1,053)		$988

WARRANTS - 0.0%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	2,062
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	388

TOTAL WARRANTS (Cost $2,883)		$2,450

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,874,897	$18,765,091

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,764,876)		$18,765,091

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, 0.1300% (Y)	4,344,489	4,344,489

TOTAL SHORT-TERM INVESTMENTS (Cost $4,344,489)		$4,344,489

Total Investments (International Equity Index Trust A)
(Cost $271,471,767) - 104.1%		$317,847,406
Other assets and liabilities, net - (4.1%)		(12,509,868)

TOTAL NET ASSETS - 100.0%		$305,337,538

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.1%
Australia - 5.5%
AGL Energy, Ltd.	9,629	$147,149
Alumina, Ltd.	46,279	59,237
Amcor, Ltd.	24,985	192,602
AMP, Ltd.	52,283	234,051
APA Group, Ltd. (L)	10,308	54,686

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Asciano, Ltd.	18,498	$94,034
ASX, Ltd.	3,001	103,229
Australia & New Zealand Banking Group, Ltd.	49,959	1,204,184
Bendigo and Adelaide Bank, Ltd.	7,252	58,233
BHP Billiton, Ltd.	60,907	2,202,769
Boral, Ltd.	14,601	60,974
Brambles, Ltd.	28,072	206,639
Caltex Australia, Ltd.	2,363	34,012
Campbell Brothers, Ltd.	1,280	89,222
CFS Gandel Retail Trust	32,060	59,478
Coca-Cola Amatil, Ltd.	10,767	139,490
Cochlear, Ltd.	902	57,825
Commonwealth Bank of Australia	29,562	1,534,676
Computershare, Ltd.	7,493	69,870
Crown, Ltd.	6,963	62,690
CSL, Ltd.	10,201	379,314
Dart Energy, Ltd. (I)	8,396	2,611
Dexus Property Group	69,515	62,661
Echo Entertainment Group, Ltd.	16,416	74,808
Fairfax Media, Ltd. (L)	28,706	21,566
Fortescue Metals Group, Ltd.	23,622	142,276
Goodman Group	151,248	108,332
GPT Group	30,896	99,903
Harvey Norman Holding, Ltd. (L)	6,970	14,525
Iluka Resources, Ltd.	8,724	160,877
Incitec Pivot, Ltd.	32,945	107,542
Insurance Australia Group, Ltd.	37,566	132,939
Leighton Holdings, Ltd.	2,923	64,608
Lend Lease Corp.	11,971	92,665
Macquarie Group, Ltd.	6,822	205,599
Metcash, Ltd.	10,625	47,354
Mirvac Group	65,898	80,004
National Australia Bank, Ltd.	41,724	1,063,687
Newcrest Mining, Ltd.	11,543	355,210
Nufarm, Ltd.	553	2,753
Orica, Ltd.	6,829	197,917
Origin Energy, Ltd.	21,354	295,407
OZ Minerals, Ltd.	4,966	50,236
Qantas Airways, Ltd. (I)	28,030	51,843
QBE Insurance Group, Ltd.	21,690	319,090
QR National, Ltd.	33,629	129,973
Rio Tinto, Ltd.	8,393	569,012
Santos, Ltd.	18,019	266,441
Sonic Healthcare, Ltd.	6,727	87,453
Stockland	46,096	140,632
Suncorp Group, Ltd.	24,216	210,799
Sydney Airport	7,889	23,458
TABCORP Holdings, Ltd.	18,447	51,995
Tatts Group, Ltd.	21,949	56,473
Telstra Corp., Ltd.	84,242	287,143
Toll Holdings, Ltd.	15,155	92,209
Transurban Group, Ltd.	26,047	151,601
Wesfarmers, Ltd.	20,378	633,893
Wesfarmers, Ltd. (Price Protected Shares)	2,590	82,928
Westfield Group	41,601	382,798
Westfield Retail Trust	55,027	147,101
Westpac Banking Corp.	59,760	1,355,661
Woodside Petroleum, Ltd.	12,271	442,634
Woolworths, Ltd.	23,073	621,049
WorleyParsons, Ltd.	4,072	120,814

		16,652,844
Austria - 0.2%
Erste Group Bank AG (I)	3,923	90,308
Immoeast AG	9,682	0

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
IMMOFINANZ AG (I)	14,523	$52,769
OMV AG	3,353	119,171
Raiffeisen Bank International AG (L)	784	27,664
Telekom Austria AG	5,936	69,191
Verbund AG, Class A (L)	1,141	34,697
Vienna Insurance Group AG Wiener
Versicherung Gruppe	771	34,013
Voestalpine AG	2,038	68,597

		496,410
Belgium - 0.7%
Ageas	63,788	85,345
Anheuser-Busch InBev NV	15,400	1,122,164
Bekaert SA (I)(L)	749	24,119
Belgacom SA	3,375	108,473
Colruyt SA	1,515	60,883
Delhaize Group SA	1,962	103,146
Groupe Bruxelles Lambert SA	1,559	120,615
KBC Groep NV	3,626	90,797
Mobistar SA (I)	446	22,208
Solvay SA	1,200	141,963
UCB SA	1,834	79,200
Umicore SA	2,468	136,189

		2,095,102
Bermuda - 0.1%
Seadrill, Ltd.	6,250	234,550
Brazil - 1.6%
All America Latina Logistica SA	7,500	37,183
Banco do Brasil SA	13,113	186,410
Banco Santander Brasil SA	12,894	118,666
BM&F Bovespa SA	43,476	267,699
BR Malls Participacoes SA	6,110	79,628
Brasil Telecom SA (I)	808	4,957
Braskem SA, ADR	1,584	25,233
CCR SA	8,400	68,012
Centrais Eletricas Brasileiras SA	6,700	62,909
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	18,377
Centrais Eletricas Brasileiras SA, ADR,
Ordinary Shares	2,381	22,286
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	29,905
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	75,939
Cielo SA	5,646	191,422
Companhia Siderurgica Nacional SA	16,100	151,876
Cosan SA Industria e Comercio	3,511	65,317
CPFL Energia SA	4,400	66,165
Cyrela Brazil Realty SA	4,000	35,389
Diagnosticos da America SA	4,400	33,769
EDP - Energias do Brasil SA	2,900	66,533
Embraer SA, ADR	1,026	32,811
Empresa Brasileira de Aeronautica SA	10,800	86,615
Fibria Celulose SA	3,172	26,065
Fibria Celulose SA, ADR (L)	1,562	13,105
Hypermarcas SA	3,108	21,878
JBS SA (I)	15,473	63,572
Localiza Rent a Car SA	2,811	51,740
Lojas Renner SA	2,800	96,174
MRV Engenharia e Participacoes SA	6,501	46,119
Natura Cosmeticos SA	2,300	50,021
OGX Petroleo e Gas Participacoes SA (I)	30,000	248,158
Oi SA, ADR	333	2,108
Oi SA, ADR	588	9,349

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
PDG Realty SA Empreendimentos
e Participacoes	12,764	$44,121
Perdigao SA	15,120	298,184
Petroleo Brasileiro SA	53,929	717,891
Porto Seguro SA	4,419	48,706
Redecard SA	7,084	137,570
Rossi Residencial SA	3,875	20,930
Souza Cruz SA	7,000	107,371
TAM SA	65	1,617
Tele Norte Leste Participacoes SA	2,500	35,608
Tele Norte Leste Participacoes SA, ADR (L)	2,994	33,982
Telefonica Brasil SA, ADR (L)	499	15,284
Tim Participacoes SA	20,065	128,055
Tractebel Energia SA	6,200	111,131
Ultrapar Participacoes SA	6,000	131,474
Usinas Siderurgicas de Minas Gerais SA	4,400	47,725
Usinas Siderurgicas de Minas Gerais SA, ADR	800	5,360
Vale Fertilizantes SA	24,700	580,476

		4,820,875
Canada - 7.5%
Agnico-Eagle Mines, Ltd.	3,313	110,406
Agrium, Inc.	2,961	255,564
Alimentation Couche Tard, Inc.	2,200	72,234
ARC Resources, Ltd. (L)	2,700	61,988
Athabasca Oil Sands Corp. (I)	5,400	60,039
Bank of Montreal (L)	10,809	642,612
Bank of Nova Scotia (L)	20,748	1,162,362
Barrick Gold Corp.	19,130	831,406
Baytex Energy Corp. (L)	2,200	114,229
BCE, Inc. (L)	4,673	187,117
Bell Aliant, Inc.	1,600	43,792
Bombardier, Inc.	26,338	109,318
Bonavista Energy Corp. (L)	1,500	30,377
Brookfield Asset Management, Inc. (L)	10,851	342,354
Brookfield Residential Properties, Inc. (I)(L)	515	5,509
CAE, Inc.	5,716	58,624
Cameco Corp. (L)	7,166	153,816
Canadian Imperial Bank of Commerce (L)	7,530	575,555
Canadian National Railway Company	8,398	667,411
Canadian Natural Resources, Ltd.	20,944	694,179
Canadian Oil Sands, Ltd.	5,700	120,235
Canadian Pacific Railway, Ltd. (L)	3,074	233,328
Canadian Tire Corp., Ltd.	1,554	100,427
Canadian Utilities, Ltd.	1,700	110,885
Cenovus Energy, Inc.	14,264	513,387
Centerra Gold, Inc.	3,400	52,869
CGI Group, Inc. (I)	4,276	95,298
Chorus Aviation, Inc.	481	1,683
CI Financial Corp.	3,033	69,147
Crescent Point Energy Corp. (L)	5,000	215,249
Eldorado Gold Corp.	10,100	138,724
Empire Company, Ltd.	500	28,874
Enbridge, Inc.	13,752	534,114
Encana Corp. (L)	13,964	274,254
Enerplus Corp. (L)	3,200	71,671
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	359	144,899
Finning International, Inc.	3,138	86,421
First Quantum Minerals, Ltd.	8,000	152,549
Fortis, Inc.	3,500	113,234
Franco-Nevada Corp.	2,200	94,599
George Weston, Ltd.	1,036	65,778
Gildan Activewear, Inc.	2,200	60,544
Goldcorp, Inc.	15,256	687,663

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Great-West Lifeco, Inc.	5,376	$132,264
Husky Energy, Inc. (L)	4,852	123,459
IAMGOLD Corp.	6,800	90,535
IGM Financial, Inc. (L)	2,196	102,265
Imperial Oil, Ltd.	5,503	250,034
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	61,316
Inmet Mining Corp.	1,000	56,544
Intact Financial Corp.	2,100	126,385
Ivanhoe Mines, Ltd. (I)	4,665	73,381
Kinross Gold Corp.	21,169	206,925
Loblaw Companies, Ltd. (L)	2,137	72,887
Magna International, Inc. (L)	3,986	190,059
Manulife Financial Corp. (L)(O)	33,824	458,130
MEG Energy Corp. (I)	2,600	100,252
Metro, Inc.	2,000	106,652
National Bank of Canada (L)	3,068	244,130
New Gold, Inc (I)	8,200	80,976
Nexen, Inc.	10,364	190,042
Niko Resources, Ltd.	900	31,662
Onex Corp.	1,632	60,064
Open Text Corp. (I)	1,100	67,261
Osisko Mining Corp. (I)	6,800	78,945
Pace Oil And Gas, Ltd. (I)	745	3,712
Pacific Rubiales Energy Corp.	4,600	134,387
Pan American Silver Corp.	2,100	46,339
Pengrowth Energy Trust (L)	6,300	59,056
Penn West Petroleum, Ltd. (L)	8,913	174,158
Potash Corp. of Saskatchewan, Inc.	16,233	741,141
Power Corp. of Canada (L)	6,717	178,052
Power Financial Corp. (L)	4,422	130,073
Precision Drilling Corp. (I)	4,500	45,205
Progress Energy Resources Corp. (L)	3,600	36,092
QLT, Inc. (I)	230	1,614
Research In Motion, Ltd. (I)	8,800	129,073
RioCan Real Estate Investment Trust	2,500	67,748
Ritchie Brothers Auctioneers, Inc. (L)	1,800	42,877
Rogers Communications, Inc., Class B (L)	7,542	299,427
Royal Bank of Canada (L)	27,176	1,575,061
Saputo, Inc. (L)	2,500	108,301
Shaw Communications, Inc., Class B (L)	7,402	156,656
Shoppers Drug Mart Corp. (L)	3,956	173,716
Silver Wheaton Corp.	6,700	222,203
SNC-Lavalin Group, Inc.	2,713	108,607
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	10,752	255,150
Suncor Energy, Inc.	29,773	972,783
Talisman Energy, Inc.	19,326	242,968
Teck Resources, Ltd.	11,014	393,211
TELUS Corp.	1,000	58,028
TELUS Corp., Non-Voting Shares (L)	2,844	161,810
The Toronto-Dominion Bank (L)	17,000	1,442,899
Thomson Corp. (L)	7,011	202,714
Tim Hortons, Inc.	3,000	160,489
TMX Group, Inc. (I)	1,924	86,416
Tourmaline Oil Corp. (I)	2,300	50,845
Trans-Canada Corp. (L)	13,350	573,242
TransAlta Corp. (L)	4,021	75,385
Valeant Pharmaceuticals International, Inc. (I)	2,750	147,474
Vermilion Energy, Inc. (L)	900	41,515
Viterra, Inc.	5,600	89,324
Yamana Gold, Inc. (L)	13,438	209,630

		22,646,273

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile - 0.4%
Banco Santander Chile SA, ADR	2,849	$245,270
Centros Comerciales Sudamericanos SA (S)	3,301	328,048
Cia Cervecerias Unidas SA, ADR (L)	1,234	97,103
CorpBanca SA, ADR (L)	2,999	61,030
Empresa Nacional de
Electricidad SA, ADR (L)	2,350	126,853
Enersis SA, ADR (L)	5,590	112,862
Lan Airlines SA, ADR (L)	5,140	149,523
Sociedad Quimica y Minera de
Chile SA, ADR (L)	1,829	107,307
Vina Concha Y Toro SA, ADR (L)	808	37,136

		1,265,132
China - 3.0%
Agile Property Holdings, Ltd. (L)	30,789	35,604
Agricultural Bank of China, Ltd., H Shares	355,000	152,145
Air China, Ltd., H Shares	128,534	88,829
Alibaba.com, Ltd. (I)	48,600	82,575
Aluminum Corp. of China, Ltd., H Shares	81,220	38,437
Angang Steel Company, Ltd., H Shares (I)(L)	51,547	33,048
Anhui Conch Cement Company, Ltd., H Shares	26,790	84,692
Bank of China, Ltd., H Shares	1,219,486	490,953
Bank of Communications Company, Ltd.,
H Shares	155,747	118,608
Beijing Datang Power Generation
Company, Ltd., H Shares	142,864	50,330
BYD Company, Ltd., H Shares (I)	10,705	30,078
China BlueChemical, Ltd., H Shares	70,000	52,894
China Citic Bank Corp., Ltd., H Shares	152,400	91,049
China Coal Energy Company, Ltd., H Shares	91,000	102,113
China Communications Construction
Company, Ltd., H Shares	90,800	91,256
China Communications Services Corp., Ltd.,
H Shares	86,400	41,750
China Construction Bank Corp., H Shares	1,158,568	896,105
China COSCO Holdings Company, Ltd.,
H Shares (I)(L)	50,796	32,083
China Dongxiang Group Company (I)	87,500	14,643
China Life Insurance Company, Ltd., H Shares	140,624	364,682
China Merchants Bank Company, Ltd.,
H Shares	80,691	164,864
China Minsheng Banking Corp., Ltd.,
H Shares (L)	71,500	64,477
China National Building Material
Company, Ltd., H Shares	48,000	60,502
China Oilfield Services, Ltd., H Shares	70,000	99,989
China Pacific Insurance Group Company, Ltd.,
H Shares	33,400	104,601
China Petroleum & Chemical Corp., H Shares	377,970	410,713
China Railway Construction Corp., H Shares	71,500	44,421
China Railway Group, Ltd., H Shares	75,000	23,937
China Shenhua Energy Company, Ltd. H Shares	80,000	336,676
China Shipping Container Lines Company, Ltd.,
H Shares (I)(L)	202,473	69,810
China Shipping Development Company, Ltd.,
H Shares	56,432	38,802
China Telecom Corp., Ltd., H Shares	301,604	165,662
China Yurun Food Group, Ltd. (I)	35,000	49,674
CNOOC, Ltd.	337,274	689,479
Country Garden Holdings Company (L)	122,319	47,063
Dongfang Electric Corp. Ltd., H Shares	20,000	48,752
Dongfeng Motor Group Company, Ltd.,
H Shares	51,220	93,050
ENN Energy Holdings, Ltd.	18,000	62,381
Evertop Wire Cable Corp., H Shares	24,075	55,295

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Fosun International, Ltd.	92,000	$54,471
Foxconn International Holdings, Ltd. (I)	49,000	34,625
Golden Eagle Retail Group, Ltd.	15,000	38,104
Guangzhou Automobile Group Company, Ltd.,
H Shares (I)	43,819	43,479
Guangzhou R&F Properties Company, Ltd.,
H Shares	18,800	22,932
Hengan International Group Company, Ltd.	12,000	120,791
Huaneng Power International, Inc., H Shares	125,436	68,561
Industrial & Commercial Bank of China,
H Shares	1,170,778	757,132
Jiangsu Expressway, Ltd., H Shares (I)	49,145	47,379
Lenovo Group, Ltd.	81,436	72,849
Parkson Retail Group, Ltd.	42,500	48,038
PetroChina Company, Ltd., H Shares	400,261	560,542
PICC Property & Casualty Company, Ltd.,
H Shares	50,342	59,851
Ping An Insurance Group Company, H Shares	28,145	211,880
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	48,000	54,359
Shanghai Electric Group Company, Ltd.,
H Shares	146,864	75,052
Shui On Land, Ltd.	107,833	43,542
Sino-Ocean Land Holdings, Ltd.	66,318	31,067
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	127,934	46,268
Soho China, Ltd.	74,000	53,453
Tencent Holdings, Ltd.	20,000	557,994
Tingyi (Cayman Islands) Holding Corp.	32,000	91,851
Tsingtao Brewery Company, Ltd., H Shares	14,000	75,338
Want Want China Holdings, Ltd.	79,000	87,922
Weichai Power Company, Ltd., H Shares (I)	20,400	95,283
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	40,177
Yanzhou Coal Mining Company, Ltd.,
H Shares (I)	35,990	77,762
Zhejiang Expressway Company, Ltd., H Shares	67,718	50,101
Zijin Mining Group Company, Ltd., H Shares	123,616	48,559
ZTE Corp., H Shares	25,786	69,194

		9,160,578
Colombia - 0.2%
BanColombia SA, ADR	9,000	581,940
Czech Republic - 0.1%
CEZ AS	3,639	156,375
Komercni Banka AS	322	64,151
Telefonica O2 Czech Republic AS (I)	2,389	50,199

		270,725
Denmark - 0.8%
A P Moller Maersk A/S	15	110,552
A P Moller Maersk A/S, Series A	25	193,473
Carlsberg A/S	2,127	176,072
Coloplast A/S	441	76,512
Danske Bank A/S (I)	13,736	233,326
DSV A/S, ADR (L)	5,570	126,514
Novo Nordisk A/S	8,044	1,115,647
Novozymes A/S, B shares	4,140	120,658
TDC A/S	7,700	56,107
TrygVesta A/S	800	45,132
Vestas Wind Systems A/S (I)(L)	4,989	50,733
William Demant Holdings A/S (I)	418	38,996

		2,343,722
Egypt - 0.1%
Commercial International Bank	13,058	54,178

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Egypt Kuwait Holding Company	15,787	$17,999
Egyptian Company for Mobile Services	919	27,387
Egyptian Financial Group-Hermes Holding (I)	5,727	12,677
EL EZZ Steel Company	2,373	2,692
Orascom Construction Industries	1,751	74,794
Orascom Telecom Holding SAE (I)	48,717	31,940
Orascom Telecom Media and Technology
Holding SAE (I)	48,717	11,534
Telecom Egypt	8,967	20,859

		254,060
Finland - 0.6%
Elisa OYJ, Class A	2,753	65,965
Fortum OYJ	8,285	201,010
Kesko OYJ	1,137	36,882
Kone OYJ	3,300	183,771
Metso OYJ (L)	2,773	118,442
Neste Oil OYJ (L)	1,931	23,768
Nokia OYJ	70,976	388,407
Nokian Renkaat OYJ	2,210	107,623
Orion OYJ, Series B (L)	1,460	28,860
Pohjola Bank OYJ (L)	2,640	29,216
Sampo OYJ	9,048	261,323
Sanoma OYJ (L)	1,560	19,962
Stora Enso OYJ, Series R (L)	12,353	91,694
UPM-Kymmene OYJ (L)	11,020	149,971
Wartsila OYJ	3,462	130,489

		1,837,383
France - 5.7%
Accor SA	2,798	100,072
Aeroports de Paris	664	54,557
Air Liquide SA	5,347	713,034
Alcatel-Lucent (I)	42,942	97,564
Alstom SA (L)	3,739	145,787
ANF Immobilier	8	341
Arkema SA	950	88,682
AtoS	816	47,004
AXA SA	33,295	552,487
BNP Paribas SA	18,113	860,377
Bouygues SA	4,372	133,769
Bureau Veritas SA	950	83,604
Cap Gemini SA	2,636	117,913
Carrefour SA	10,956	262,492
Casino Guichard Perrachon SA	980	96,546
Christian Dior SA	1,054	161,687
Cie de Saint-Gobain	7,551	337,449
Cie Generale d’Optique
Essilor International SA	3,767	335,782
Cie Generale de Geophysique-Veritas (I)	2,658	78,960
Cie Generale des Etablissements Michelin	3,268	243,228
CNP Assurances	2,808	43,799
Credit Agricole SA (I)	17,897	111,339
Danone SA	11,024	768,743
Dassault Systemes SA	1,068	98,210
Edenred	2,750	82,727
EDF SA	4,378	99,834
Eiffage SA	762	29,495
Eurazeo	270	13,741
Eutelsat Communications	1,618	59,843
Fonciere Des Regions	530	42,550
France Telecom SA	35,490	526,467
GDF Suez	23,338	602,500
Gecina SA	347	36,225
Groupe Eurotunnel SA	9,286	80,614

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
ICADE (I)	337	$30,045
Iliad SA	282	38,844
Imerys SA	560	34,101
JCDecaux SA	827	25,300
Klepierre SA	1,676	58,258
L’Oreal SA	4,567	563,243
Lafarge SA	3,721	177,733
Lagardere SCA	1,988	61,408
Legrand SA, ADR	3,556	130,805
LVMH Moet Hennessy Louis Vuitton SA	4,700	807,454
Natixis	14,722	56,801
Neopost SA	542	34,890
Pernod-Ricard SA	3,735	390,476
Peugeot SA (I)(L)	4,536	72,999
PPR	1,412	242,775
Publicis Groupe SA	2,237	123,264
Renault SA	3,486	184,177
Safran SA	2,986	109,668
Sanofi	21,141	1,639,014
Schneider Electric SA	9,372	611,927
SCOR SE	3,060	82,641
Societe BIC SA	433	43,439
Societe Generale SA (I)	11,846	346,404
Societe Television Francaise 1	2,128	26,064
Sodexo	1,824	149,727
Suez Environnement Company	5,210	79,938
Technip SA	1,816	214,294
Thales SA	1,859	69,544
Total SA	40,302	2,054,251
Unibail-Rodamco SE	1,732	346,496
Valeo SA	140	7,336
Vallourec SA	2,032	128,624
Veolia Environnement SA	6,876	113,648
Vinci SA	8,454	441,073
Vivendi SA	23,625	434,215
Wendel SA	531	45,400

		17,083,698
Germany - 5.3%
Adidas AG	4,047	315,957
Allianz SE	8,736	1,044,025
BASF SE	17,419	1,525,298
Bayer AG	15,683	1,104,046
Bayerische Motoren Werke (BMW) AG	6,310	567,399
Beiersdorf AG	1,912	124,867
Celesio AG	1,332	24,106
Commerzbank AG (I)	30,111	76,171
Continental AG	1,667	157,340
Daimler AG (L)	17,434	1,051,076
Deutsche Bank AG	17,866	888,793
Deutsche Boerse AG	3,772	253,974
Deutsche Lufthansa AG	5,098	71,316
Deutsche Post AG	15,829	304,997
Deutsche Telekom AG	53,838	648,247
E.ON AG	34,590	828,496
Fraport AG	836	52,401
Fresenius Medical Care AG & Company KGaA	3,800	269,159
Fresenius SE & Company KGaA	2,276	233,419
GEA Group AG	3,548	122,366
Hannover Rueckversicherung AG	1,110	65,973
HeidelbergCement AG	2,974	180,178
Henkel AG & Company, KGaA	2,707	168,885
Hochtief AG (I)	973	59,070
Infineon Technologies AG	20,610	210,664
K&S AG	3,196	167,190

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Kabel Deutschland Holding AG (I)	1,500	$92,600
Lanxess AG	1,672	138,247
Linde AG	3,218	577,448
MAN SE	2,251	300,090
Merck KGaA	1,226	135,680
Metro AG	2,459	95,099
Muenchener Rueckversicherungs AG	3,401	513,244
RWE AG	8,396	400,913
Salzgitter AG	741	40,660
SAP AG	17,696	1,235,744
Siemens AG	15,604	1,574,952
Suedzucker AG	1,367	43,546
ThyssenKrupp AG	6,274	156,176
United Internet AG	1,746	32,902
Volkswagen AG	554	89,329
Wacker Chemie AG (L)	348	30,684

		15,972,727
Greece - 0.1%
Coca Cola Hellenic Bottling Company SA (I)	3,310	63,462
Hellenic
Telecommunications Organization SA (I)	5,650	24,051
National Bank of Greece SA (I)	17,362	44,698
OPAP SA	4,860	47,139

		179,350
Hong Kong - 2.8%
AIA Group, Ltd.	149,000	545,632
ASM Pacific Technology, Ltd.	4,414	64,439
Bank of East Asia, Ltd.	31,442	117,969
Beijing Capital International Airport
Company, Ltd., H Shares	74,789	42,758
Beijing Enterprises Holdings, Ltd.	15,286	92,800
Belle International Holdings, Ltd.	89,978	161,742
BOC Hong Kong Holdings, Ltd.	75,328	208,433
Brilliance China Automotive Holdings, Ltd. (I)	44,000	47,393
Cathay Pacific Airways, Ltd.	17,782	32,865
Cheung Kong Holdings, Ltd.	25,849	333,687
Cheung Kong Infrastructure Holdings, Ltd.	9,772	59,321
China Agri-Industries Holdings, Ltd.	67,216	44,473
China Everbright, Ltd.	34,216	51,844
China Mengniu Dairy Company, Ltd.	20,502	59,697
China Merchants Holdings
International Company, Ltd.	23,029	76,637
China Mobile, Ltd.	115,030	1,266,951
China Overseas Land & Investment, Ltd.	89,522	169,765
China Resource Power Holdings, Ltd.	31,667	58,535
China Resources Enterprises, Ltd.	23,145	80,634
China Resources Land, Ltd.	46,789	79,900
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	65,992
China Unicom Hong Kong, Ltd.	129,432	216,649
Citic Pacific, Ltd.	19,967	33,615
CLP Holdings, Ltd.	36,289	312,393
COSCO Pacific, Ltd.	53,801	80,862
First Pacific Company, Ltd.	40,000	44,164
Galaxy Entertainment Group, Ltd. (I)	26,000	71,746
GOME Electrical Appliances Holdings, Ltd. (I)	210,384	43,587
Guangdong Investment, Ltd.	115,220	79,996
Hang Lung Group, Ltd.	16,000	101,859
Hang Lung Properties, Ltd.	42,326	155,584
Hang Seng Bank, Ltd.	15,519	207,055
Henderson Land Development Company, Ltd.	19,503	106,614
Hong Kong & China Gas Company, Ltd.	95,884	244,914
Hong Kong Exchanges & Clearing, Ltd.	19,698	330,541

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hopewell Holdings, Ltd.	9,362	$25,731
Huabao International Holdings, Ltd. (L)	45,000	29,157
Hutchison Whampoa, Ltd.	40,377	402,861
Hysan Development Company, Ltd.	10,277	40,878
Kerry Properties, Ltd.	11,438	51,198
Kingboard Chemical Holdings, Ltd.	8,549	29,539
Kunlun Energy Company, Ltd.	40,000	72,070
Li & Fung, Ltd.	91,942	210,029
Lifestyle International Holdings, Ltd.	8,500	21,673
MTR Corp., Ltd.	24,709	88,588
New World Development Company, Ltd.	60,127	72,198
Nine Dragons Paper Holdings, Ltd.	37,000	30,230
Noble Group, Ltd.	50,761	55,680
NWS Holdings, Ltd.	30,441	46,642
Orient Overseas International, Ltd. (I)	3,562	25,333
PCCW, Ltd.	89,000	31,817
Poly Hong Kong Investment, Ltd. (I)	35,000	16,213
Power Assets Holdings, Ltd.	28,082	206,100
Shanghai Industrial Holdings, Ltd.	19,930	61,196
Shangri-La Asia, Ltd.	22,820	49,669
Shimao Property Holdings, Ltd., GDR (L)	30,500	32,486
Sino Land Company, Ltd.	37,915	60,870
Sino-Forest Corp. (I)(L)	4,100	1,409
Sinofert Holdings, Ltd.	82,000	19,840
SJM Holdings, Ltd.	34,000	68,953
Sun Hung Kai Properties, Ltd.	27,516	343,953
Swire Pacific, Ltd.	13,163	147,476
The Link REIT	45,643	169,834
Wharf Holdings, Ltd.	27,876	151,745
Wheelock and Company, Ltd.	18,000	54,325
Wing Hang Bank, Ltd.	2,135	21,279
Yue Yuen Industrial Holdings, Ltd.	12,067	42,529

		8,372,547
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	5,422	14,184
MOL Hungarian Oil and Gas PLC (I)(L)	799	66,609
OTP Bank PLC (L)	4,572	79,479
Richter Gedeon Nyrt	257	44,144

		204,416
India - 1.4%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	141,800
HDFC Bank, Ltd., ADR (L)	11,225	382,773
ICICI Bank, Ltd., ADR	16,741	583,759
Infosys, Ltd., ADR (L)	23,322	1,330,054
Larsen & Toubro, Ltd., GDR (S)	2,684	68,964
Mahindra & Mahindra, Ltd., ADR	6,560	90,200
Ranbaxy Laboratories, Ltd., ADR	5,719	52,558
Reliance Capital, Ltd., GDR (S)(L)	2,081	16,029
Reliance Communication, Ltd., GDR (S)	44,836	73,970
Reliance Industries, Ltd., GDR (S)	32,965	960,930
Reliance Infrastructure, Ltd., GDR (S)	1,080	37,348
Satyam Computer Services, Ltd., ADR (I)	15,376	48,480
State Bank of India, GDR (L)	1,201	98,782
Tata Motors, Ltd., ADR	9,630	259,721
Ultratech Cement, Ltd., GDR	752	22,356
Wipro, Ltd., ADR	21,460	236,060

		4,403,784
Indonesia - 0.7%
Adaro Energy Tbk PT	185,500	39,131
Aneka Tambang Tbk PT	104,625	20,587
Astra Agro Lestari Tbk PT	12,658	32,311
Astra International Tbk PT	41,483	335,350
Bank Central Asia Tbk PT	256,274	224,129

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bank Danamon Indonesia Tbk PT	101,362	$51,023
Bank Mandiri Tbk PT	147,111	110,154
Bank Pan Indonesia Tbk PT (I)	33,314	3,023
Bank Rakyat Indonesia Tbk PT	221,002	167,897
Berlian Laju Tanker Tbk PT (I)	128,000	2,744
Bumi Resources Tbk PT	351,780	90,352
Energi Mega Persada Tbk PT (I)	138,000	2,761
Gudang Garam Tbk PT	13,000	78,227
Indo Tambangraya Megah Tbk PT	10,500	49,855
Indocement Tunggal Prakarsa Tbk PT	26,487	53,422
Indofood Sukses Makmur Tbk PT	122,905	65,136
Indosat Tbk PT	12,500	6,924
Indosat Tbk PT, ADR	20	560
International Nickel Indonesia Tbk PT	60,000	22,147
Perusahaan Gas Negara Tbk PT	200,985	83,463
PT Telekomunikiasi Indonesia Tbk PT, ADR	179	5,434
Semen Gresik Persero Tbk PT	44,140	59,150
Tambang Batubara Bukit Asam Tbk PT	46,500	104,213
Telekomunikasi Indonesia Tbk PT	213,000	162,606
Unilever Indonesia Tbk PT	23,500	51,380
United Tractors Tbk PT	47,796	172,399

		1,994,378
Ireland - 0.6%
Anglo Irish Bank Corp. PLC (I)	23,067	0
Bank of Ireland (I)	2,500	418
C&C Group PLC	252	1,298
CRH PLC	17,312	354,123
CRH PLC (London Exchange)	250	5,131
Elan Corp. PLC (I)	762	11,284
Elan Corp. PLC (European
Composite Exchange) (I)	7,867	115,152
Experian PLC	19,334	301,226
Greencore Group PLC	26	32
James Hardie Industries, Ltd.	8,535	68,222
Kerry Group PLC	2,460	113,851
Paddy Power PLC (London Exchange)	51	3,211
Ryanair Holdings PLC, ADR (I)(L)	1,736	62,982
Shire PLC	10,853	345,490
WPP PLC	24,576	335,932

		1,718,352
Israel - 0.4%
Bank Hapoalim, Ltd.	19,001	70,325
Bank Leumi Le-Israel, Ltd.	31,056	98,597
Bezeq The
Israeli Telecommunication Corp., Ltd.	32,666	53,952
Cellcom Israel, Ltd.	1,142	14,683
Delek Group, Ltd.	54	10,655
Elbit Systems, Ltd.	366	14,266
Israel Chemicals, Ltd.	8,478	97,343
Israel Corp., Ltd.	35	23,767
Israel Discount Bank, Ltd. (I)	8,168	10,904
Mizrahi Tefahot Bank, Ltd. (I)	1,983	18,035
Nice Systems, Ltd. (I)	1,180	46,392
Partner Communications Company, Ltd. (I)	1,256	9,593
Teva Pharmaceutical Industries, Ltd.	19,344	870,427

		1,338,939
Italy - 1.5%
A2A SpA	34,264	27,473
Assicurazioni Generali SpA	22,151	343,987
Atlantia SpA	4,987	82,921
Autogrill SpA	1,665	17,567
Banca Carige SpA	12,592	16,531
Banca Intesa SpA	25,099	38,749

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Monte dei Paschi di Siena SpA (I)(L)	47,648	$20,106
Banco Popolare Societa Cooperativa (I)	39,948	75,663
Beni Stabili SpA	3,030	1,817
Enel SpA	126,189	456,192
ENI SpA	46,211	1,082,763
Exor SpA	1,998	50,466
Fiat Industrial SpA (I)	13,990	149,179
Fiat SpA (I)	17,022	100,032
Finmeccanica SpA (I)	9,840	53,249
Intesa Sanpaolo SpA	191,452	343,422
Luxottica Group SpA	2,689	97,042
Mediaset SpA	14,911	41,194
Mediobanca SpA	9,986	58,612
Pirelli & C. SpA	6,945	82,558
Prelios SpA (I)	6,945	1,409
Prysmian SpA	4,754	83,524
Saipem SpA	4,930	254,488
Snam Rete Gas SpA	30,722	147,698
Telecom Italia SpA	199,534	237,098
Telecom Italia SpA, RSP	107,760	105,872
Terna Rete Elettrica Nazionale SpA	21,032	84,505
UniCredit SpA (I)	77,100	386,484
Unione di Banche Italiane SCPA (L)	12,158	51,485

		4,492,086
Japan - 13.8%
ABC-MART, Inc.	300	11,293
Advantest Corp.	3,180	50,857
AEON Company, Ltd.	11,004	144,706
AEON Credit Service Company, Ltd.	877	13,884
Aeon Mall Company, Ltd.	1,100	25,660
Air Water, Inc.	3,000	38,833
Aisin Seiki Company, Ltd.	3,479	123,708
Ajinomoto Company, Inc.	12,305	154,985
Alfresa Holdings Corp.	424	20,168
All Nippon Airways Company, Ltd.	13,715	41,463
Amada Company, Ltd.	4,829	32,691
Aozora Bank, Ltd.	6,000	17,474
Asahi Glass Company, Ltd.	18,191	155,943
Asahi Group Holdings, Ltd.	7,001	155,745
Asahi Kasei Corp.	22,963	142,253
Asics Corp.	3,000	34,188
Astellas Pharma, Inc.	8,369	345,804
Bank of Kyoto, Ltd.	5,000	45,634
Benesse Holdings, Inc.	1,354	67,619
Bridgestone Corp.	12,153	297,297
Brother Industries, Ltd.	3,200	43,768
Canon, Inc.	21,274	1,014,449
Casio Computer Company, Ltd. (L)	3,933	28,217
Central Japan Railway Company, Ltd.	28	231,607
Chiba Bank, Ltd.	12,896	82,693
Chiyoda Corp.	2,000	25,642
Chubu Electric Power Company, Inc.	12,677	229,523
Chugai Pharmaceutical Company, Ltd.	4,616	85,600
Chugoku Bank, Ltd.	3,000	40,656
Chugoku Electric Power Company, Inc.	5,000	93,195
Chuo Mitsui Trust Holdings, Inc.	57,010	183,833
Citizen Watch Company, Ltd.	5,835	37,059
Coca-Cola West Japan Company, Ltd.	1,077	18,918
Cosmo Oil Company, Ltd.	8,000	22,264
Credit Saison Company, Ltd.	2,491	50,872
Dai Nippon Printing Company, Ltd.	10,953	112,748
Daicel Corp.	4,534	29,432
Daido Steel Company, Ltd.	4,000	27,947
Daihatsu Motor Company, Ltd.	4,000	73,891

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Company, Ltd.	12,472	$228,911
Daikin Industries, Ltd.	4,215	115,106
Dainippon Sumitomo Pharma Company, Ltd.	1,900	20,250
Daito Trust Construction Company, Ltd.	1,319	118,986
Daiwa House Industry Company, Ltd.	8,715	116,062
Daiwa Securities Group, Inc.	33,251	133,199
Dena Company, Ltd.	1,200	33,254
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	42,272
Denso Corp.	9,122	308,341
Dentsu, Inc.	3,400	109,211
East Japan Railway Company	6,400	404,583
Eisai Company, Ltd.	4,652	185,365
Electric Power Development Company, Ltd.	2,200	59,935
FamilyMart Company, Ltd.	1,060	44,928
FANUC Corp.	3,579	643,248
Fast Retailing Company, Ltd. (L)	966	221,561
Fuji Electric Company, Ltd.	4,420	11,651
Fuji Heavy Industries, Ltd.	11,000	89,353
FUJIFILM Holdings Corp.	8,667	205,464
Fujitsu, Ltd.	34,621	182,873
Fukuoka Financial Group, Inc.	13,000	57,996
Furukawa Electric Company, Ltd. (I)	9,362	25,169
Gree, Inc. (L)	1,900	47,966
GS Yuasa Corp.	7,000	38,705
Gunma Bank	6,477	34,854
Hakuhodo DY Holdings, Inc.	260	16,445
Hino Motors, Ltd.	4,886	35,643
Hirose Electric Company, Ltd.	583	61,783
Hisamitsu Pharmaceutical Company, Inc.	1,200	57,125
Hitachi Chemical, Ltd.	1,184	21,510
Hitachi Construction Machinery Company, Ltd.	1,943	43,240
Hitachi High-Technologies Corp.	900	21,639
Hitachi Metals, Ltd.	2,000	24,942
Hitachi, Ltd.	86,118	556,715
Hokkaido Electric Power Company, Inc.	3,468	50,924
Hokuhoku Financial Group, Inc.	26,134	50,179
Hokuriku Electric Power Company	2,800	50,823
Honda Motor Company, Ltd.	30,662	1,178,629
Hoya Corp.	7,892	177,518
Ibiden Company, Ltd.	2,600	67,447
Idemitsu Kosan Company, Ltd.	400	39,898
IHI Corp.	19,134	48,396
Inpex Corp.	41	278,433
Isetan Mitsukoshi Holdings, Ltd.	6,443	76,267
Isuzu Motors, Ltd.	19,000	111,616
ITOCHU Corp.	28,102	307,466
Itochu Techno-Science Corp.	548	24,537
Iyo Bank, Ltd.	5,000	44,390
J Front Retailing Company, Ltd.	9,000	50,587
Japan Petroleum Exploration Company, Ltd.	600	28,185
Japan Prime Realty Investment Corp.	8	23,043
Japan Real Estate Investment Corp.	8	70,676
Japan Retail Fund Investment Corp.	20	29,734
Japan Tobacco, Inc.	84	476,140
JFE Holdings, Inc.	8,462	183,148
JGC Corp.	3,886	120,887
Joyo Bank, Ltd.	13,953	64,192
JS Group Corp. (L)	5,216	109,886
JSR Corp.	3,633	73,924
JTEKT Corp.	3,143	38,043
Jupiter Telecommunications Company, Ltd.	32	32,042
JX Holdings, Inc.	41,911	262,183
Kajima Corp.	13,191	40,179
Kamigumi Company, Ltd.	5,534	46,057
Kaneka Corp.	5,829	35,365

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kansai Electric Power Company, Ltd.	13,878	$215,785
Kansai Paint Company, Ltd.	2,238	22,693
Kao Corp.	10,062	265,421
Kawasaki Heavy Industries, Ltd.	28,963	88,985
Kawasaki Kisen Kaisha, Ltd. (I)(L)	17,067	38,114
KDDI Corp. (L)	55	357,877
Keikyu Corp.	7,067	61,834
Keio Corp.	11,715	84,329
Keisei Electric Railway Company, Ltd.	5,000	38,833
Keyence Corp.	821	194,642
Kikkoman Corp.	2,238	26,028
Kinden Corp.	591	4,585
Kintetsu Corp. (L)	31,792	121,359
Kirin Holdings Company, Ltd.	15,896	207,012
Kobe Steel, Ltd. (I)	48,517	79,475
Koito Manufacturing Company, Ltd.	2,000	32,605
Komatsu, Ltd.	18,030	516,418
Konami Corp.	1,043	29,843
Konica Minolta Holdings, Inc.	9,891	87,341
Kubota Corp.	21,782	210,053
Kuraray Company, Ltd.	5,900	83,713
Kurita Water Industries, Ltd.	1,819	44,913
Kyocera Corp.	2,838	262,704
Kyowa Hakko Kogyo Company, Ltd.	4,611	51,509
Kyushu Electric Power Company, Inc.	7,831	111,984
Lawson, Inc. (L)	1,231	77,621
Mabuchi Motor Company, Ltd.	518	23,677
Makita Corp.	1,943	78,763
Marubeni Corp.	30,202	218,908
Marui Group Company, Ltd.	3,364	28,287
Maruichi Steel Tube, Ltd.	1,200	28,197
Mazda Motor Corp. (I)	26,000	45,804
McDonald’s Holdings Company, Ltd.	1,000	26,542
Mediceo Holdings Company, Ltd.	2,590	33,717
MEIJI Holdings Company, Ltd.	1,300	56,899
Miraca Holdings, Inc.	1,200	47,097
Mitsubishi Chemical Holdings Corp.	25,000	134,571
Mitsubishi Corp. (L)	25,956	605,141
Mitsubishi Electric Corp.	36,973	328,808
Mitsubishi Estate Company, Ltd.	23,782	428,909
Mitsubishi Gas & Chemicals Company, Inc.	5,829	39,388
Mitsubishi Heavy Industries, Ltd. (L)	55,937	271,741
Mitsubishi Logistics Corp.	1,943	23,157
Mitsubishi Materials Corp.	21,020	66,762
Mitsubishi Motors Corp. (I)	66,000	75,440
Mitsubishi Tanabe Pharma Corp.	4,000	56,381
Mitsubishi UFJ Financial Group (L)	239,200	1,202,761
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,100	48,751
Mitsui & Company, Ltd.	33,111	544,967
Mitsui Chemicals, Inc.	12,010	36,457
Mitsui Fudosan Company, Ltd.	16,248	314,725
Mitsui O.S.K. Lines, Ltd.	21,487	94,830
Mizuho Financial Group, Inc. (L)	412,400	677,586
MS&AD Insurance Group Holdings	10,500	217,731
Murata Manufacturing Company, Ltd.	3,804	227,609
Namco Bandai Holdings, Inc.	3,132	45,199
NEC Corp. (I)	48,383	101,301
NGK Insulators, Ltd.	4,829	69,226
NGK Spark Plug Company, Ltd.	3,238	46,569
NHK Spring Company, Ltd.	1,000	10,866
Nidec Corp. (L)	2,114	192,987
Nikon Corp.	6,481	197,828
Nintendo Company, Ltd.	1,908	289,015
Nippon Building Fund, Inc.	11	104,836

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Electric Glass Company, Ltd.	8,000	$70,333
Nippon Express Company, Ltd.	14,191	55,487
Nippon Meat Packers, Inc.	3,238	41,313
Nippon Paper Group, Inc.	1,800	37,664
Nippon Sheet Glass Company, Ltd. (L)	10,829	16,726
Nippon Steel Corp.	95,464	263,601
Nippon Telegraph & Telephone Corp.	8,300	377,681
Nippon Yusen Kabushiki Kaisha	29,077	92,342
Nishi-Nippon City Bank, Ltd.	9,000	25,595
Nissan Motor Company, Ltd. (L)	47,210	505,997
Nisshin Seifun Group, Inc.	2,886	35,101
Nisshin Steel Company	12,953	21,867
Nissin Food Products Company, Ltd.	1,284	48,057
Nitori Holdings Company, Ltd.	632	57,232
Nitto Denko Corp.	2,968	120,734
NKSJ Holdings, Inc.	6,800	153,722
NOK Corp.	1,508	32,948
Nomura Holdings, Inc.	66,393	296,071
Nomura Real Estate Holdings, Inc.	600	10,696
Nomura Real Estate Office Fund, Inc.	5	29,820
Nomura Research Institute, Ltd.	1,889	47,285
NSK, Ltd.	7,715	60,057
NTN Corp.	6,772	28,779
NTT Data Corp.	24	84,901
NTT DoCoMo, Inc.	292	486,682
NTT Urban Development Corp.	22	18,012
Obayashi Corp.	11,362	49,663
Odakyu Electric Railway Company, Ltd.	11,305	107,018
OJI Paper Company, Ltd.	15,191	73,864
Olympus Corp. (I)	4,534	74,148
Omron Corp.	3,839	83,298
Ono Pharmaceutical Company, Ltd.	1,700	95,023
Oracle Corp. Japan	548	20,822
Oriental Land Company, Ltd.	1,007	107,930
ORIX Corp.	1,914	184,825
Osaka Gas Company, Ltd.	35,155	141,379
Otsuka Corp.	200	16,259
Otsuka Holdings Company, Ltd.	4,900	145,341
Panasonic Corp.	40,993	378,892
Rakuten, Inc.	140	147,216
Resona Holdings, Inc.	36,500	169,260
Ricoh Company, Ltd. (L)	11,601	113,964
Rinnai Corp.	548	39,652
Rohm Company, Ltd.	1,673	82,647
Sankyo Company, Ltd.	1,107	54,339
Sanrio Company, Ltd. (L)	800	31,221
Santen Pharmaceutical Company, Ltd.	1,200	51,446
SBI Holdings, Inc.	263	25,128
Secom Company, Ltd.	4,110	202,217
Sega Sammy Holdings, Inc.	3,308	69,672
Seiko Epson Corp.	2,178	30,808
Sekisui Chemical Company, Ltd.	6,772	59,098
Sekisui House, Ltd.	11,362	112,139
Seven & I Holdings Company, Ltd.	14,219	424,266
Seven Bank, Ltd.	9,000	19,722
Sharp Corp.	17,782	130,123
Shikoku Electric Power Company, Inc.	3,200	90,536
Shimadzu Corp.	4,000	36,235
Shimamura Company, Ltd.	324	36,376
Shimano, Inc.	1,231	74,657
Shimizu Corp.	12,305	49,603
Shin-Etsu Chemical Company, Ltd.	7,789	453,602
Shinsei Bank, Ltd.	29,906	39,454
Shionogi & Company, Ltd.	5,777	80,315
Shiseido Company, Ltd.	6,977	121,013

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shizuoka Bank, Ltd.	10,658	$110,256
Showa Denko KK	23,839	54,524
Showa Shell Sekiyu KK	3,045	19,550
SMC Corp.	936	150,448
Softbank Corp.	16,512	491,167
Sojitz Corp.	26,509	47,578
Sony Corp.	19,058	396,469
Sony Financial Holdings, Inc.	3,600	64,613
Square Enix Company, Ltd.	1,400	29,409
Stanley Electric Company, Ltd.	2,692	43,167
Sumco Corp. (I)	1,600	19,702
Sumitomo Chemical Company, Ltd.	28,554	122,530
Sumitomo Corp.	21,034	307,052
Sumitomo Electric Industries, Ltd.	14,301	197,743
Sumitomo Heavy Industries, Ltd.	9,010	50,196
Sumitomo Metal Industries, Ltd.	61,423	124,746
Sumitomo Metal Mining Company, Ltd.	9,715	137,913
Sumitomo Mitsui Financial Group (L)	25,400	843,368
Sumitomo Realty &
Development Company, Ltd.	7,124	173,770
Sumitomo Rubber Industries, Inc.	2,700	36,142
Suruga Bank, Ltd.	3,886	39,856
Suzuken Company, Ltd.	1,177	36,426
Suzuki Motor Corp.	6,700	161,620
Sysmex Corp.	1,400	56,838
T&D Holdings, Inc.	11,400	133,555
Taisei Corp.	20,134	52,632
Taisho Pharmaceutical Holdings Company, Ltd.	600	48,668
Taiyo Nippon Sanso Corp.	5,181	36,823
Takashimaya Company, Ltd.	5,181	43,278
Takeda Pharmaceutical Company, Ltd. (L)	15,051	665,633
TDK Corp.	2,132	121,977
Teijin, Ltd.	15,896	53,605
Terumo Corp.	3,097	149,229
The Bank of Yokohama, Ltd.	21,316	107,267
The Dai-ichi Life Insurance Company, Ltd.	167	233,917
The Hachijuni Bank, Ltd.	7,000	41,489
The Hiroshima Bank, Ltd.	9,000	41,322
The Japan Steel Works, Ltd.	7,000	48,505
The Tokyo Electric Power Company, Inc. (I)	27,633	69,986
THK Company, Ltd.	2,519	51,806
Tobu Railway Company, Ltd.	20,248	107,727
Toho Company, Ltd.	2,267	41,693
Toho Gas Company, Ltd.	8,000	47,233
Tohoku Electric Power Company, Inc. (I)	9,020	103,313
Tokio Marine Holdings, Inc.	13,700	380,084
Tokyo Electron, Ltd.	3,168	181,595
Tokyo Gas Company, Ltd.	47,165	222,938
Tokyu Corp.	20,134	95,640
Tokyu Land Corp.	6,829	33,776
TonenGeneral Sekiyu KK	5,829	53,687
Toppan Printing Company, Ltd.	10,010	78,804
Toray Industries, Inc.	28,611	213,590
Toshiba Corp.	76,289	338,882
Tosoh Corp.	6,772	18,870
TOTO, Ltd.	3,829	28,999
Toyo Seikan Kaisha, Ltd.	2,791	40,189
Toyo Suisan Kaisha, Ltd.	1,295	33,627
Toyoda Gosei Company, Ltd.	1,166	22,947
Toyota Boshoku Corp.	700	8,297
Toyota Industries Corp.	3,110	94,740
Toyota Motor Corp.	51,853	2,257,791
Toyota Tsusho Corp.	3,600	73,934
Trend Micro, Inc.	1,767	54,676
Tsumura & Company, Ltd.	1,300	37,647

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	18,963	$51,708
Unicharm Corp. (L)	2,242	118,536
Ushio, Inc.	1,943	27,558
USS Company, Ltd.	457	46,589
West Japan Railway Company	3,300	132,763
Yahoo! Japan Corp.	255	82,540
Yakult Honsha Company, Ltd. (L)	1,743	60,083
Yamada Denki Company, Ltd.	1,464	91,967
Yamaguchi Financial Group, Inc.	4,000	36,571
Yamaha Corp.	2,474	25,923
Yamaha Motor Company, Ltd.	4,809	65,139
Yamato Kogyo Company, Ltd.	300	8,785
Yamato Transport Company, Ltd.	7,720	120,072
Yamazaki Baking Company, Ltd.	1,591	22,874
Yaskawa Electric Corp.	4,000	37,789
Yokogawa Electric Corp.	2,586	26,388

		41,601,320
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	1,788	156,573
Luxembourg - 0.3%
ArcelorMittal	16,336	312,532
Millicom International Cellular SA, ADR	1,371	155,505
SES SA	5,435	134,831
Tenaris SA	10,162	194,240

		797,108
Macau - 0.1%
Sands China, Ltd.	46,400	180,867
Wynn Macau, Ltd.	26,443	77,368

		258,235
Malaysia - 0.8%
AirAsia BHD	21,700	24,431
Alliance Financial Group BHD	52,400	66,530
AMMB Holdings BHD	30,887	63,747
Asiatic Development BHD	15,000	46,464
Axiata Group BHD	41,100	69,593
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	11,069
Berjaya Sports Toto BHD	11,035	15,744
British American Tobacco Malaysia BHD	4,800	88,695
Bursa Malaysia BHD	8,000	19,270
CIMB Group Holdings BHD	84,100	211,073
DiGi.Com BHD	58,000	76,678
Gamuda BHD	24,200	28,747
Genting BHD	44,700	158,126
Genting Malaysia BHD	54,500	69,728
Hong Leong Bank BHD	8,160	33,607
Hong Leong Credit BHD	5,600	22,436
IJM Corp. BHD	16,910	31,110
IJM Land BHD	1,395	992
IOI Corp. BHD	77,466	134,998
Kuala Lumpur Kepong BHD	8,250	66,237
Lafarge Malayan Cement BHD	9,360	21,996
Malayan Banking BHD	82,629	239,210
MISC BHD	26,280	46,134
MMC Corp. BHD	3,800	3,485
Parkson Holdings BHD	20,197	35,466
Petronas Chemicals Group BHD	41,700	91,723
Petronas Dagangan BHD	6,600	40,729
Petronas Gas BHD	8,100	44,566
PPB Group BHD	7,300	40,261
Public Bank BHD	1,526	6,793
Public Bank BHD	21,000	94,040
RHB Capital BHD	7,019	17,640

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby BHD	50,801	$161,482
Telekom Malaysia BHD	15,700	27,256
Tenaga Nasional BHD	32,250	67,676
UEM Land Holdings BHD (I)	36,187	26,449
UMW Holdings BHD	24,700	59,041
YTL Corp. BHD	72,930	42,605
YTL Power International BHD	82,365	49,730

		2,355,557
Mauritius - 0.0%
Essar Energy PLC (I)	6,906	17,138
Mexico - 1.1%
Alfa SAB de CV	5,936	85,460
America Movil SAB de CV, Series L	749,388	932,503
Cemex SAB de CV (I)	191,029	147,821
Coca-Cola Femsa SAB de CV, Series L	5,059	53,742
Fomento Economico Mexicano SAB de CV	38,465	316,287
Fresnillo PLC	3,468	88,848
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	8,500	31,419
Grupo Bimbo SAB de CV	37,152	86,711
Grupo Carso SAB de CV	15,484	48,532
Grupo Elektra SAB de CV	1,800	168,269
Grupo Financiero Banorte SAB de CV	35,109	156,064
Grupo Financiero Inbursa SA	34,682	71,973
Grupo Mexico SAB de CV, Series B	76,139	240,430
Grupo Modelo SAB de CV (I)	10,408	72,973
Grupo Televisa SA	42,743	180,844
Industrias Penoles SAB de CV	2,050	99,481
Kimberly-Clark de Mexico SAB de CV	25,278	56,508
Mexichem SAB de CV	16,491	63,547
Minera Frisco SAB de CV, Class A1 (I)	15,484	71,164
Urbi Desarrollos Urbanos SAB de CV (I)	17,600	21,103
Wal-Mart de Mexico SAB de CV	117,630	394,711

		3,388,390
Netherlands - 3.1%
Aegon NV (I)	34,800	193,039
Akzo Nobel NV	4,378	258,275
ASML Holding NV	8,082	403,237
Corio NV	1,373	72,373
Delta Lloyd NV	1,905	33,462
European Aeronautic Defence &
Space Company NV	7,610	311,490
Fugro NV	1,313	93,669
Heineken Holding NV	2,157	100,950
Heineken NV	5,191	288,444
ING Groep NV, ADR (I)	73,466	612,650
Koninklijke (Royal) KPN NV	29,785	327,476
Koninklijke Ahold NV	22,321	309,235
Koninklijke Boskalis Westinster NV	1,130	42,468
Koninklijke DSM NV	2,864	165,786
Koninklijke Philips Electronics NV	18,724	379,479
Koninklijke Vopak NV	1,450	83,514
QIAGEN NV (I)	5,180	80,655
Randstad Holdings NV	2,069	78,001
Reed Elsevier NV	13,543	172,885
Royal Dutch Shell PLC, B Shares	50,370	1,774,588
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	69,484	2,425,617
SBM Offshore NV (I)	2,842	58,039
TNT Express NV	5,933	73,366
Unilever NV	31,604	1,075,409
Wolters Kluwer NV	5,659	107,116

		9,521,223

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand - 0.1%
Auckland International Airport, Ltd.	12,000	$24,163
Contact Energy, Ltd. (I)	4,858	18,815
Fletcher Building, Ltd. (New
Zealand Exchange)	15,839	87,435
SKYCITY Entertainment Group, Ltd.	6,852	22,107
Telecom Corp. of New Zealand, Ltd.	31,592	62,734

		215,254
Norway - 0.5%
Aker Solutions ASA	3,681	62,401
DNB ASA	20,289	260,591
Gjensidige Forsikring ASA	4,167	49,218
Norsk Hydro ASA	23,981	130,637
Orkla ASA	16,158	127,803
Statoil ASA	21,233	575,697
Telenor ASA	13,794	255,740
Yara International ASA	3,500	166,800

		1,628,887
Peru - 0.2%
Compania de Minas Buenaventura SA	3,833	152,501
Credicorp SA	2,108	276,464
Credicorp, Ltd., ADR	50	6,591
Southern Peru Copper Corp.	8,208	262,656

		698,212
Philippines - 0.2%
Ayala Corp.	2,827	26,809
Ayala Land, Inc.	163,200	78,848
Bank of the Philippine Islands	44,139	76,080
BDO Unibank, Inc.	4,786	7,386
Energy Development Corp.	207,938	29,051
Filinvest Land, Inc.	98,991	2,974
Globe Telecommunications, Inc.	830	21,901
Jollibee Foods Corp.	10,900	29,735
Manila Electric Company	5,957	36,374
Metropolitan Bank & Trust Company	17,121	34,833
Philippine Long Distance Telephone Company	1,120	70,378
SM Investments Corp.	4,340	66,758
SM Prime Holdings, Ltd.	136,479	53,768

		534,895
Poland - 0.3%
Asseco Poland SA	2,172	34,801
Bank Handlowy w Warszawie SA	326	8,034
Bank Millennium SA (I)	12,341	17,460
Bank Pekao SA	2,114	105,438
Boryszew SA (I)	23,796	5,750
BRE Bank SA (I)	365	33,488
Cyfrowy Polsat SA (I)	6,360	28,612
Firma Oponiarska Debica SA	64	1,147
Globe Trade Centre SA (I)	3,523	7,598
Grupa Lotos SA (I)	722	6,321
KGHM Polska Miedz SA	3,252	149,744
Polish Oil & Gas Company	27,824	36,203
Polska Grupa Energetyczna SA	7,406	45,998
Polski Koncern Naftowy Orlen SA (I)	5,652	67,879
Powszechna Kasa Oszczednosci
Bank Polski SA	11,445	123,732
Powszechny Zaklad Ubezpieczen SA	969	101,296
Sygnity SA (I)	207	1,498
Telekomunikacja Polska SA	14,172	77,904
TVN SA	4,829	16,779

		869,682

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal - 0.1%
Banco Espirito Santo SA (I)	11,295	$20,623
Cimpor-Cimentos de Portugal SA	2,459	16,413
EDP - Energias de Portugal SA	37,846	110,214
Galp Energia SGPS SA	3,215	52,970
Jeronimo Martins SGPS SA	4,434	90,380
Portugal Telecom SGPS SA	11,970	65,097

		355,697
Russia - 1.7%
Gazprom OAO, ADR	104,750	1,295,758
Gazprom OAO, ADR (London Exchange)	3,680	45,003
Lukoil OAO, ADR	15,215	925,072
Mechel, ADR (L)	2,396	21,516
MMC Norilsk Nickel OJSC, ADR	22,264	407,431
Mobile TeleSystems, ADR (L)	9,447	173,258
NovaTek OAO, ADR	1,689	229,364
Novolipetsk Steel OJSC, ADR	976	20,281
Rosneft Oil Company, GDR
(London Exchange) (I)	30,000	212,797
Sberbank of Russia, ADR	40,000	535,600
Sistema JSFC - Reg S GDR	1,446	28,416
Surgutneftegas OJSC, ADR (London Exchange)	20,930	205,533
Surgutneftegas OJSC, ADR, Class B	21,410	151,583
Tatneft, ADR	9,856	402,125
Uralkali OSJC, GDR	6,000	226,260
VTB Bank OJSC, GDR	28,849	130,458

		5,010,455
Singapore - 1.2%
Ascendas Real Estate Investment Trust	35,395	56,862
Capitaland, Ltd.	63,587	157,720
CapitaMall Trust	30,552	43,853
City Developments, Ltd.	12,715	114,748
ComfortDelGro Corp., Ltd.	55,269	68,574
Cosco Corp. Singapore, Ltd.	42,000	39,164
DBS Group Holdings, Ltd.	33,871	381,881
Fraser and Neave, Ltd.	19,200	102,304
Genting Singapore PLC (I)	126,400	171,356
Golden Agri-Resources, Ltd.	210,085	131,140
Hutchison Port Holdings Trust	110,100	84,201
Jardine Cycle and Carriage, Ltd.	1,924	73,878
K-Green Trust	6,562	5,169
Keppel Corp., Ltd.	29,491	257,711
Keppel Land, Ltd.	16,705	46,388
Neptune Orient Lines, Ltd. (I)	15,133	17,023
Olam International, Ltd.	23,293	43,702
Oversea-Chinese Banking Corp., Ltd.	52,502	372,381
SembCorp Industries, Ltd.	17,415	73,315
SembCorp Marine, Ltd.	13,706	57,529
Singapore Airlines, Ltd.	9,880	84,723
Singapore Exchange, Ltd.	16,601	91,609
Singapore Press Holdings, Ltd.	30,059	93,714
Singapore Technologies Engineering, Ltd.	39,202	101,570
Singapore Telecommunications, Ltd.	150,430	376,877
Suntec Real Estate Investment Trust	191	190
United Overseas Bank, Ltd.	25,678	375,439
UOL Group, Ltd.	7,568	28,525
Wilmar International, Ltd.	40,000	156,486

		3,608,032
South Africa - 1.8%
ABSA Group, Ltd.	6,306	128,406
African Bank Investments, Ltd.	13,703	71,277
African Rainbow Minerals, Ltd.	2,145	50,834
Anglo Platinum, Ltd.	1,160	80,878
AngloGold Ashanti, Ltd.	7,147	263,442

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Aspen Pharmacare Holdings, Ltd. (I)	4,269	$66,029
Aveng, Ltd.	7,920	40,409
Bidvest Group, Ltd.	7,302	171,358
Discovery Holdings, Ltd.	9,036	59,452
FirstRand, Ltd.	59,334	183,503
Gold Fields, Ltd.	16,000	220,854
Growthpoint Properties, Ltd.	30,364	79,183
Harmony Gold Mining Company, Ltd.	7,113	77,479
Hulamin, Ltd. (I)	156	156
Impala Platinum Holdings, Ltd.	10,178	200,908
Imperial Holdings, Ltd.	5,062	102,495
Investec, Ltd.	3,621	22,287
Kumba Iron Ore, Ltd. (L)	1,658	113,988
Kumba Resources, Ltd.	2,168	56,123
Liberty Holdings, Ltd.	3,638	42,984
Massmart Holdings, Ltd.	1,777	37,571
Mittal Steel South Africa, Ltd. (I)	3,365	24,546
MMI Holdings, Ltd.	10,014	23,139
MTN Group, Ltd.	32,401	570,945
Naspers, Ltd., ADR	7,296	410,146
Nedbank Group, Ltd.	3,976	85,137
Netcare, Ltd.	11,647	21,611
Northam Platinum, Ltd.	5,619	25,081
Pick’n Pay Stores, Ltd.	2,994	16,980
Pretoria Portland Cement Company, Ltd.	9,199	39,328
Redefine Income Fund, Ltd.	67,758	70,565
Remgro, Ltd.	8,783	152,823
Reunert, Ltd.	5,060	46,232
RMB Holdings, Ltd.	13,774	56,279
RMI Holdings	13,774	30,992
Sanlam, Ltd.	31,836	138,026
Sappi, Ltd. (I)	8,324	30,886
Sasol, Ltd.	10,376	502,919
Shoprite Holdings, Ltd.	8,525	152,620
Standard Bank Group, Ltd.	22,301	324,017
Steinhoff International Holdings, Ltd. (I)	27,133	97,365
Super Group, Ltd. (I)	290	521
Telkom SA, Ltd.	5,943	18,597
The Foschini Group, Ltd.	3,406	54,956
Tiger Brands, Ltd.	3,203	112,610
Trans Hex Group, Ltd. (I)	514	192
Truworths International, Ltd.	7,931	83,522
Vodacom Group, Ltd.	9,731	137,255
Woolworths Holdings, Ltd.	12,136	76,184

		5,373,090
South Korea - 3.5%
Amorepacific Corp.	60	63,324
BS Financial Group, Inc.	2,097	24,521
Cheil Industries, Inc.	840	71,087
CJ CheilJedang Corp.	120	35,600
Daelim Industrial Company, Ltd.	480	51,951
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	59,643
Daewoo International Corp.	836	26,517
Daewoo Securities Company, Ltd. (I)	3,669	42,807
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	45,786
DGB Financial Group, Inc.	3,940	51,676
Dongbu Insurance Company, Ltd. (I)	990	42,793
Dongkuk Steel Mill Company, Ltd.	440	8,419
Doosan Corp.	370	49,361
Doosan Heavy Industries and
Construction Company, Ltd.	580	32,684
Doosan Infracore Company, Ltd. (I)	4,030	77,751

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
E-Mart Company, Ltd.	447	$98,346
GS Engineering & Construction Corp.	1,110	97,981
GS Holdings Corp.	851	48,807
Hana Financial Group, Inc.	4,870	183,684
Hankook Tire Company, Ltd.	1,190	44,276
Hanwha Chemical Corp.	2,217	52,620
Hanwha Corp.	840	24,152
Hite Holdings Company, Ltd.	200	1,996
Honam Petrochemical Corp.	230	68,528
Hynix Semiconductor, Inc. (I)	9,290	240,104
Hyosung Corp.	390	20,671
Hyundai Department Store Company, Ltd.	221	33,962
Hyundai Development Company	1,140	25,033
Hyundai Engineering &
Construction Company, Ltd.	990	70,666
Hyundai Heavy Industries Company, Ltd.	920	261,622
Hyundai Mipo Dockyard Company, Ltd.	143	17,208
Hyundai Mobis	1,291	329,213
Hyundai Motor Company, Ltd.	3,031	629,234
Hyundai Securities Company, Ltd. (I)	2,435	22,701
Hyundai Steel Company	1,100	99,182
Industrial Bank of Korea	2,860	34,743
Kangwon Land, Inc.	1,500	33,308
KB Financial Group, Inc.	5,140	187,799
KB Financial Group, Inc., ADR	2,566	94,172
KCC Corp.	240	69,224
Kia Motors Corp.	3,510	229,719
Korea Electric Power Corp. (I)	3,830	75,665
Korea Electric Power Corp., ADR	3,533	34,376
Korea Exchange Bank (I)	4,620	35,332
Korea Gas Corp.	1,230	46,821
Korea Investment Holdings Company, Ltd. (I)	600	23,948
Korea Zinc Company, Ltd.	133	45,658
Korean Air Lines Company, Ltd. (I)	1,139	50,297
Korean Reinsurance Company, Ltd. (I)	15	181
KT Corp.	2,633	72,794
KT Corp., ADR	1,397	19,125
KT&G Corp.	2,410	170,629
Kumho Industrial Company, Ltd. (I)	120	713
LG Chem, Ltd.	988	323,083
LG Corp.	1,990	114,276
LG Display Company, Ltd. (I)	3,760	88,393
LG Display Company, Ltd., ADR (I)	2,360	27,777
LG Electronics, Inc.	2,265	165,689
LG Household & Health Care, Ltd.	310	162,378
LG Innotek Company, Ltd. (I)	210	18,294
LG Uplus Corp.	11,952	71,765
Lotte Confectionery Company, Ltd.	44	64,435
Lotte Shopping Company, Ltd.	170	53,284
LS Cable, Ltd.	870	61,490
Mirae Asset Securities Company, Ltd. (I)	875	30,654
NCSoft Corp.	380	101,199
NHN Corp.	828	190,089
OCI Company, Ltd.	240	48,886
Pacific Corp.	20	4,652
POSCO	1,242	417,679
S-Oil Corp.	850	84,151
S1 Corp.	810	37,758
Samsung C&T Corp.	2,810	197,130
Samsung Card Company, Ltd.	1,490	51,905
Samsung Electro-Mechanics Company, Ltd.	1,160	102,372
Samsung Electronics Company, Ltd.	2,132	2,400,973
Samsung Engineering Company, Ltd.	600	128,274
Samsung Fire & Marine
Insurance Company, Ltd. (I)	820	155,314

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Heavy Industries Company, Ltd.	3,350	$111,831
Samsung SDI Company, Ltd.	660	79,887
Samsung Securities Company, Ltd. (I)	1,108	55,615
Samsung Techwin Company, Ltd.	677	40,665
Shinhan Financial Group Company, Ltd.	8,575	331,480
Shinsegae Company, Ltd.	158	33,339
SK C&C Company, Ltd.	340	33,631
SK Energy Company, Ltd.	1,280	187,242
SK Holdings Company, Ltd.	719	93,714
SK Networks Company, Ltd.	3,090	28,519
SK Telecom Company, Ltd.	470	58,165
SK Telecom Company, Ltd., ADR	3,498	48,657
STX Pan Ocean Company, Ltd.	3,650	25,444
Woongjin Coway Company, Ltd.	1,930	64,063
Woori Finance Holdings Company, Ltd.	4,570	52,786
Woori Investment &
Securities Company, Ltd. (I)	3,944	45,497
Yuhan Corp.	350	36,454

		10,707,299
Spain - 1.9%
Abertis Infraestructuras SA	7,764	132,119
Acciona SA	409	28,571
Acerinox SA	1,561	20,050
ACS Actividades de Construccion
y Servicios SA	2,925	74,901
Amadeus IT Holding SA, A Shares	3,903	73,616
Banco Bilbao Vizcaya Argentaria SA	93,595	744,079
Banco de Sabadell SA (L)	33,543	91,499
Banco de Valencia SA (I)	54	12
Banco Popular Espanol SA (L)	19,326	69,368
Banco Santander SA	166,329	1,278,688
Bankia SA (I)(L)	16,798	60,903
Bankinter SA (L)	6,868	36,035
CaixaBank (L)	16,032	62,489
Distribuidora Internacional
de Alimentacion SA (I)	10,956	54,300
EDP Renovaveis SA (I)	3,867	19,236
Enagas SA	3,245	62,462
Ferrovial SA	6,635	76,284
Fomento de Construcciones y Contratas SA (L)	432	9,657
Gas Natural SDG SA	5,987	95,615
Grifols SA (I)	1,776	37,950
Grifols SA, B Shares (I)	177	2,738
Iberdrola SA	77,205	438,060
Inditex SA	4,113	393,869
Indra Sistemas SA	1,823	22,312
Mapfre SA	15,725	50,644
Red Electrica De Espana	2,044	99,975
Repsol YPF SA	15,525	390,027
Telefonica SA	79,334	1,301,447
Zardoya Otis SA	2,239	28,991
Zeltia SA (I)	175	376

		5,756,273
Sweden - 2.0%
Alfa Laval AB	4,804	98,780
Assa Abloy AB, Series B	5,647	177,588
Atlas Copco AB, Series A	14,141	342,038
Atlas Copco AB, Series B	8,309	179,002
Boliden AB	6,000	94,432
Electrolux AB (L)	5,064	107,041
Getinge AB, Series B (L)	2,912	82,894
Hennes & Mauritz AB, B Shares	19,548	707,125
Holmen AB, Series B (L)	371	10,185

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares (L)	6,017	$36,290
Investor AB, B Shares	8,347	185,145
Kinnevik Investment AB	3,496	81,396
Lundin Petroleum AB (I)	4,219	90,523
Modern Times Group AB, B Shares	1,128	62,221
Nordea Bank AB (L)	50,017	454,974
Ratos AB	3,992	55,437
Sandvik AB	21,292	307,221
Scania AB, Series B	4,952	102,949
Securitas AB, Series B	3,499	33,769
Skandinaviska Enskilda Banken
AB, Series A (L)	26,041	185,096
Skanska AB, Series B	9,559	165,794
SKF AB, B Shares	8,152	199,372
SSAB AB, Series A	2,022	19,130
Svenska Cellulosa AB (B Shares) (L)	10,381	179,786
Svenska Handelsbanken AB, Series A (L)	9,144	291,617
Swedbank AB, Class A (L)	16,866	262,570
Swedish Match AB	4,653	185,275
Tele2 AB, Series B	3,680	75,175
Telefonaktiebolaget LM Ericsson, B Shares	57,711	596,915
Teliasonera AB	40,546	282,628
Volvo AB, Series B	26,104	380,122

		6,032,490
Switzerland - 6.1%
ABB, Ltd. (I)	42,403	871,082
Actelion, Ltd. (I)	2,203	80,609
Adecco SA (I)	2,684	140,540
Aryzta AG (I)	1,799	88,863
Baloise Holding AG	1,076	86,698
Barry Callebaut AG (I)	34	34,073
Cie Financiere Richemont SA	9,960	625,370
Credit Suisse Group AG (I)	21,495	612,392
GAM Holding, Ltd. (I)	4,378	63,803
Geberit AG (I)	867	181,465
Givaudan AG (I)	182	175,605
Glencore International PLC (L)	17,309	107,972
Holcim, Ltd. (I)	4,745	309,778
Julius Baer Group, Ltd. (I)	4,600	185,792
Kuehne & Nagel International AG	1,176	158,989
Lindt & Spruengli AG (I)	18	57,817
Lindt & Spruengli AG - REG (I)	3	111,628
Lonza Group AG (I)	971	50,166
Nestle SA	62,374	3,925,491
Novartis AG	45,162	2,501,271
Pargesa Holding SA, ADR	557	40,059
Partners Group Holding AG	253	49,359
Roche Holdings AG	13,584	2,365,066
Schindler Holding AG	1,052	126,510
Schindler Holding AG - REG	494	59,080
SGS SA	120	233,602
Sika AG	46	99,663
Sonova Holding AG (I)	1,149	127,749
STMicroelectronics NV	12,348	100,801
Straumann Holding AG	186	31,631
Sulzer AG	500	71,147
Swiss Life Holding (I)	652	77,593
Swiss Re, Ltd. (I)	6,812	435,717
Swisscom AG	511	206,656
Syngenta AG	1,805	621,566
The Swatch Group AG	919	73,958
The Swatch Group AG, BR Shares	571	263,240
Transocean, Ltd. (I)	6,746	368,460
UBS AG (I)	70,095	982,975

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Wolseley PLC	5,282	$201,298
Xstrata PLC	39,790	681,425
Zurich Financial Services AG (I)	2,744	737,787

		18,324,746
Taiwan - 2.2%
Acer, Inc.	53,424	70,774
Advanced Semiconductor Engineering, Inc.	101,707	101,893
Advantech Company, Ltd.	1,811	6,290
Asia Cement Corp.	34,401	41,918
Asia Optical Company, Inc. (I)	79	74
Asustek Computer, Inc.	14,952	141,270
AU Optronics Corp.	163,827	75,787
Catcher Technology Company, Ltd.	8,184	57,830
Cathay Financial Holdings Company, Ltd.	137,462	156,526
Chang Hwa Commercial Bank, Ltd.	74,120	42,324
Cheng Shin Rubber Industry Company, Ltd.	18,902	45,412
Cheng UEI Precision Industry Company, Ltd.	6,881	16,463
Chimei Innolux Corp. (I)	88,017	41,015
China Airlines, Ltd.	26,874	10,837
China Development Financial Holdings Corp.	176,441	53,953
China Motor Company, Ltd.	65	64
China Steel Corp.	214,324	219,161
Chinatrust Financial Holding Company, Ltd.	205,704	129,313
Chunghwa Telecom Company, Ltd.	72,148	222,088
Compal Communications, Inc. (I)	512	885
Compal Electronics, Inc.	79,764	89,737
D-Link Corp.	361	269
Delta Electronics, Inc.	32,331	94,784
E.Sun Financial Holding Company, Ltd.	47,756	26,216
Epistar Corp. (I)	10,064	25,627
Eternal Chemical Company, Ltd.	4,064	3,554
EVA Airways Corp.	23,623	14,529
Evergreen Marine Corp. (I)	8,799	6,053
Everlight Electronics Company, Ltd.	6,535	13,731
Far Eastern Department Stores Company, Ltd.	18,800	24,051
Far Eastern New Century Corp.	59,354	68,686
Far EasTone
Telecommunications Company, Ltd.	16,159	33,126
First Financial Holding Company, Ltd.	102,577	61,702
Formosa Chemicals & Fibre Corp.	59,740	174,505
Formosa Petrochemical Corp.	24,720	77,062
Formosa Plastics Corp.	75,160	221,324
Formosa Taffeta Company, Ltd.	5,000	4,845
Foxconn Technology Company, Ltd.	13,139	54,322
Fubon Financial Holding Company, Ltd.	105,828	119,249
Hon Hai Precision Industry Company, Ltd.	172,166	668,039
HTC Corp.	13,997	283,237
Hua Nan Financial Holdings Company, Ltd.	71,166	40,754
Inotera Memories, Inc. (I)	428	129
Inventec Company, Ltd.	25,024	10,954
KGI Securities Company, Ltd.	30,594	12,907
Kinsus Interconnect Technology Corp.	1,035	3,318
Largan Precision Company, Ltd.	1,143	22,751
Lite-On Technology Corp.	38,653	46,758
Macronix International Company, Ltd.	47,677	17,772
MediaTek, Inc.	20,340	194,717
Mega Financial Holding Company, Ltd.	149,420	105,579
Mitac International Corp.	2,814	1,116
Mosel Vitelic, Inc. (I)	428	60
Motech Industries, Inc. (I)	5,012	8,358
Nan Ya Plastics Corp.	89,240	201,732
Nan Ya Printed Circuit Board Corp.	1,188	2,601
Novatek Microelectronics Corp., Ltd.	7,361	22,426
Pan-International Industrial (I)	324	313

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Pegatron Corp.	32,989	$51,425
Pou Chen Corp.	36,641	31,846
Powertech Technology, Inc.	13,149	25,621
President Chain Store Corp.	7,496	41,658
Quanta Computer, Inc.	39,771	104,112
Realtek Semiconductor Corp.	5,882	10,744
Richtek Technology Corp.	2,425	15,106
Shin Kong Financial Holding Company, Ltd. (I)	95,063	30,339
Siliconware Precision Industries Company	54,855	66,281
SinoPac Holdings Company, Ltd.	101,171	36,514
Synnex Technology International Corp.	23,741	59,256
Taishin Financial Holdings Company, Ltd.	64,223	25,682
Taiwan Cement Corp.	60,781	71,163
Taiwan Cooperative Financial Holding (I)	41,567	26,058
Taiwan Fertilizer Company, Ltd.	13,000	33,657
Taiwan Glass Industrial Corp.	10,770	12,128
Taiwan Mobile Company, Ltd. (I)	32,257	98,217
Taiwan Semiconductor
Manufacturing Company, Ltd.	416,227	1,197,408
Tatung Company, Ltd. (I)	21,486	6,254
Teco Electric & Machinery Company, Ltd.	16,000	11,033
Transcend Information, Inc.	6,608	19,230
Tripod Technology Corp.	4,110	13,926
Tung Ho Steel Enterprise Corp.	8,132	8,253
U-Ming Marine Transport Corp.	5,000	8,620
Uni-President Enterprises Corp.	73,458	101,693
Unimicron Technology Corp.	20,604	25,536
United Microelectronics Corp.	258,313	126,177
Wafer Works Corp.	140	111
Walsin Lihwa Corp. (I)	28,000	8,885
Wan Hai Lines, Ltd.	5,512	3,157
Wistron Corp.	33,669	50,719
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp.	3,348	1,787
Yuanta Financial Holdings Company, Ltd. (I)	179,932	93,597
Yulon Motor Company, Ltd.	17,510	33,467
Zinwell Corp.	904	1,094

		6,641,524
Thailand - 0.5%
Advanced Info Service PCL	16,600	99,008
Bangkok Bank PCL	6,300	37,726
Bangkok Bank PCL (Foreign Shares)	14,800	92,957
Bank of Ayudhya PCL	99,000	88,185
Banpu PCL	4,100	81,070
BEC World PCL	25,900	42,817
Charoen Pokphand Foods PCL	69,900	84,401
CP ALL PCL	56,395	119,737
Electricity Generating PCL	800	2,412
Glow Energy PCL	13,200	26,314
IRPC PCL	214,900	32,601
Kasikornbank PCL	11,700	58,359
Kasikornbank PCL (Foreign Shares)	22,800	115,525
Krung Thai Bank PCL	79,500	45,097
PTT Exploration & Production PCL	24,200	136,885
PTT Global Chemical PCL	30,220	69,550
PTT PCL (Foreign Shares)	18,200	208,843
Siam Cement PCL (Foreign Shares)	5,000	67,348
Siam Commercial Bank PCL	25,500	118,614
Thai Oil PCL	33,400	78,493

		1,605,942
Turkey - 0.3%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	685	1,550

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Akbank TAS	24,726	$97,269
Akcansa Cimento AS	635	3,036
Aksigorta AS (I)	3,270	3,491
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,129	43,772
Asya Katilim Bankasi AS (I)	1,627	1,791
BIM Birlesik Magazalar AS	1,275	48,321
Coca-Cola Icecek AS	502	6,420
Enka Insaat ve Sanayi AS	17,520	55,917
Eregli Demir ve Celik Fabrikalari TAS	18,543	36,571
HACI Omer Sabanci Holding AS	7,225	31,096
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,408
KOC Holdings AS	14,973	60,970
Tupras Turkiye Petrol Rafinerileri AS	2,088	53,417
Turk Telekomunikasyon AS	9,035	39,312
Turkcell Iletisim Hizmetleri AS (I)	13,561	69,471
Turkiye Garanti Bankasi AS	44,592	176,893
Turkiye Halk Bankasi AS	4,523	32,408
Turkiye Is Bankasi	31,745	78,333
Turkiye Vakiflar Bankasi Tao	22,351	42,458
Yapi ve Kredi Bankasi AS (I)	13,970	28,272

		913,176
Ukraine - 0.0%
Kernel Holding SA (I)	818	17,846
United Kingdom - 12.7%
3i Group PLC	19,182	65,684
Admiral Group PLC	3,491	66,297
Aggreko PLC	5,045	181,471
AMEC PLC	7,450	131,957
Anglo American PLC	25,094	937,225
Antofagasta PLC	8,358	154,406
ARM Holdings PLC	25,810	243,639
Associated British Foods PLC	6,391	124,825
AstraZeneca PLC	24,652	1,096,297
Aviva PLC	57,400	304,454
Babcock International Group PLC	6,504	82,824
BAE Systems PLC	64,062	307,099
Balfour Beatty PLC	12,644	57,821
Barclays PLC	221,865	837,903
BG Group PLC	64,290	1,491,444
BHP Billiton PLC	40,056	1,226,538
BP PLC	362,530	2,707,739
British American Tobacco PLC	37,263	1,881,808
British Land Company PLC	16,277	124,982
British Sky Broadcasting Group PLC	21,082	227,836
BT Group PLC	146,621	530,237
Bunzl PLC	6,798	109,129
Burberry Group PLC	7,977	190,874
Capita PLC	13,115	153,629
Capital Shopping Centres Group PLC	12,534	66,469
Carnival PLC	3,504	112,048
Centrica PLC	98,032	496,717
Cobham PLC	20,632	75,563
Compass Group PLC	36,928	387,012
Diageo PLC	48,106	1,158,345
Enquest PLC (I)	3,012	6,054
Eurasian Natural Resources Corp.	3,860	36,548
G4S PLC	27,004	117,653
GKN PLC	29,822	98,507
GlaxoSmithKline PLC	96,236	2,148,984
Hammerson PLC	12,492	83,077
HSBC Holdings PLC	338,058	3,000,738
ICAP PLC	8,381	52,671
Imperial Tobacco Group PLC	19,444	788,306
Inmarsat PLC	10,139	74,637

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Intercontinental Hotels Group PLC	5,311	$123,297
International Consolidated
Airlines Group SA (I)	16,420	47,274
International Personal Finance PLC	84	361
International Power PLC	32,378	209,658
Intertek Group PLC	3,381	135,727
Invensys PLC	13,036	41,568
Investec PLC	11,830	72,470
ITV PLC	83,221	117,517
J Sainsbury PLC	26,957	134,189
Johnson Matthey PLC	4,395	165,894
Kazakhmys PLC	4,060	59,112
Kingfisher PLC	45,532	223,259
Ladbrokes PLC	221	566
Land Securities Group PLC	14,573	168,464
Legal & General Group PLC	112,130	234,549
Lloyds Banking Group PLC (I)	779,419	419,104
London Stock Exchange Group PLC	2,110	34,908
Lonmin PLC, ADR	3,285	53,807
Man Group PLC	30,604	66,142
Marks & Spencer Group PLC	30,655	185,737
National Grid PLC	67,680	682,886
Next PLC	3,484	166,085
Old Mutual PLC	102,002	258,862
Pearson PLC	15,729	293,854
Petrofac, Ltd.	5,495	153,197
Prudential PLC	48,505	580,253
Reckitt Benckiser Group PLC	11,987	677,972
Reed Elsevier PLC	22,346	197,992
Resolution, Ltd.	26,339	110,128
Rexam PLC	16,219	111,001
Rio Tinto PLC	25,953	1,438,615
Rolls-Royce Holdings PLC (I)	35,250	457,624
Royal Bank of Scotland Group PLC (I)	362,567	160,256
RSA Insurance Group PLC	68,101	113,980
SABMiller PLC	18,184	729,733
Schroders PLC	1,434	36,250
Scottish & Southern Energy PLC	18,009	382,650
Segro PLC	11,542	43,364
Serco Group PLC	8,934	77,487
Severn Trent PLC	5,115	126,270
Smith & Nephew PLC	18,840	191,099
Smiths Group PLC	8,293	139,684
Standard Chartered PLC	45,670	1,138,841
Standard Life PLC	43,496	159,867
Tate & Lyle PLC	8,861	99,909
Tesco PLC	154,652	816,135
The Sage Group PLC	23,620	113,007
The Weir Group PLC	4,214	118,843
TUI Travel PLC	6,959	21,832
Tullow Oil PLC	17,144	418,474
Unilever PLC	24,678	814,638
United Utilities Group PLC	12,980	124,868
Vedanta Resources PLC	2,400	47,091
Vodafone Group PLC	951,206	2,626,402
Whitbread PLC	3,828	112,873
WM Morrison Supermarket PLC	44,142	210,354

		38,385,426
United States - 0.1%
Brookfield Office Properties, Inc.	5,034	87,563
Meggitt PLC (I)	14,735	95,150
Sims Metal Management, Ltd.	2,467	37,618
Southern Copper Corp. (L)	266	8,439

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Synthes, Inc. (S)	1,295	$224,741

		453,511

TOTAL COMMON STOCKS (Cost $248,816,806)		$283,647,852

PREFERRED SECURITIES - 2.4%
Brazil - 2.0%
AES Tiete SA	3,400	51,779
Banco Bradesco SA	36,535	638,254
Banco do Estado do Rio Grande do Sul SA	4,032	43,513
Bradespar SA	4,600	87,845
Brasil Telecom SA	10,204	54,613
Braskem SA, A Shares	4,100	32,455
Centrais Eletricas Brasileiras SA	4,300	55,851
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	120,864
Cia Paranaense de Energia	1,700	39,812
Companhia de Bebidas das Americas	14,219	588,483
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	55,320
Companhia Energetica de Minas Gerais	9,429	225,259
Companhia Energetica de Sao Paulo	2,583	51,902
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	28,420
Gerdau SA	17,000	162,601
Investimentos Itau SA	53,101	327,254
Itau Unibanco Holding SA	45,900	878,297
Klabin SA	16,000	73,976
Lojas Americanas SA	5,911	55,695
Metalurgica Gerdau SA	5,500	67,761
Petroleo Brasileiro SA	72,951	933,143
Suzano Papel e Celulose SA	2,375	10,161
TAM SA	1,749	43,594
Tele Norte Leste Participacoes SA	7,300	83,339
Telefonica Brasil SA	5,054	156,400
Telemar Norte Leste SA	1,600	41,993
Usinas Siderurgicas de Minas Gerais SA	10,150	66,779
Vale SA	38,500	874,420

		5,849,783
Germany - 0.3%
Bayerische Motoren Werke (BMW) AG	1,201	71,331
Henkel AG & Company KGaA	3,446	252,486
Porsche Automobil Holding SE	2,904	171,380
RWE AG	824	36,225
Volkswagen AG	2,749	483,878

		1,015,300
Malaysia - 0.0%
Malaysian Airline System BHD	2,300	661
South Korea - 0.1%
Hyundai Motor Company, Ltd. -2nd Preferred	560	34,670
Hyundai Securities Company	980	7,702
Samsung Electronics Company, Ltd.	440	308,456

		350,828

TOTAL PREFERRED SECURITIES (Cost $4,469,214)		$7,216,572

STAPLED UNITS - 0.0%
Hong Kong - 0.0%
HKT Trust and HKT, Ltd. (I)	1,934	1,514

TOTAL STAPLED UNITS (Cost $1,425)		$1,514

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.0%
Banco Popular Espanol SA (Expiration Date:
04/11/2012, Strike Price: EUR 0.10) (I)	19,326	$954

TOTAL RIGHTS (Cost $1,016)		$954

WARRANTS - 0.0%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	2,040
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	388

TOTAL WARRANTS (Cost $2,883)		$2,428

SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	2,305,638	$23,076,211

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,075,750)		$23,076,211

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, 0.1300% (Y)	2,608,257	2,608,257

TOTAL SHORT-TERM INVESTMENTS (Cost $2,608,257)		$2,608,257

Total Investments (International Equity Index Trust B)
(Cost $278,975,351) - 105.0%		$316,553,788
Other assets and liabilities, net - (5.0%)		(15,023,344)

TOTAL NET ASSETS - 100.0%		$301,530,444

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.5%
Australia - 5.8%
BHP Billiton, Ltd.	88,417	$3,197,698
Brambles, Ltd.	511,529	3,765,379
CSL, Ltd.	102,068	3,795,297
WorleyParsons, Ltd.	129,686	3,847,701

		14,606,075
Belgium - 2.0%
Anheuser-Busch InBev NV	70,334	5,125,082
Brazil - 2.1%
Banco Bradesco SA, ADR	228,860	4,005,050
Petroleo Brasileiro SA, Class A, ADR	53,159	1,358,744

		5,363,794
Canada - 7.2%
Agrium, Inc.	25,646	2,213,509
Canadian National Railway Company	25,113	1,995,797
Canadian Natural Resources, Ltd.	49,184	1,630,180
Cenovus Energy, Inc.	62,231	2,239,804
CGI Group, Inc. (I)	91,295	2,034,676
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	5,645	2,278,431
Potash Corp. of Saskatchewan, Inc.	42,318	1,932,089
Suncor Energy, Inc.	116,566	3,808,598

		18,133,084
China - 1.2%
Industrial & Commercial Bank of China,
H Shares	4,499,000	2,909,464

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 1.3%
Novo Nordisk A/S	24,118	$3,344,999
France - 7.1%
BNP Paribas SA	42,490	2,018,298
Cap Gemini SA	50,192	2,245,187
Cie Generale des Etablissements Michelin	20,323	1,512,583
Danone SA	43,966	3,065,907
Eutelsat Communications	38,240	1,414,337
L’Oreal SA	13,577	1,674,437
Publicis Groupe SA	50,021	2,756,274
Schneider Electric SA	24,558	1,603,469
Total SA	29,187	1,487,704

		17,778,196
Germany - 4.3%
Adidas AG	48,970	3,823,184
Fresenius Medical Care AG &
Company KGaA	38,990	2,761,717
SAP AG	62,019	4,330,899

		10,915,800
Hong Kong - 2.2%
China Mobile, Ltd.	259,500	2,858,157
Hutchison Whampoa, Ltd.	258,000	2,574,192

		5,432,349
Ireland - 1.8%
Shire PLC	49,635	1,580,059
WPP PLC	212,960	2,910,972

		4,491,031
Israel - 1.7%
Teva Pharmaceutical Industries, Ltd., ADR	95,809	4,317,154
Japan - 9.1%
Canon, Inc.	88,600	4,224,882
Denso Corp.	90,200	3,048,936
FANUC Corp.	13,500	2,426,332
Keyence Corp.	11,330	2,686,109
Komatsu, Ltd.	56,700	1,624,011
Nidec Corp.	22,200	2,026,641
Toyota Motor Corp.	71,400	3,108,909
Yamada Denki Company, Ltd.	60,480	3,799,287

		22,945,107
Mexico - 3.2%
America Movil SAB de CV, Series L, ADR	121,999	3,029,235
Fomento Economico Mexicano SAB
de CV, ADR	34,442	2,833,543
Grupo Televisa SAB, ADR	98,224	2,070,562

		7,933,340
Netherlands - 3.5%
Koninklijke Ahold NV	137,548	1,905,587
Royal Dutch Shell PLC, B Shares	89,640	3,158,111
Unilever NV	88,083	2,997,254
Vimpelcom, Ltd., ADR	70,439	786,099

		8,847,051
Russia - 0.7%
Gazprom OAO, ADR (London Exchange)	144,651	1,768,963
Singapore - 2.6%
Keppel Corp., Ltd.	404,200	3,532,156
United Overseas Bank, Ltd.	200,000	2,924,208

		6,456,364
South Korea - 2.5%
Hyundai Mobis	10,535	2,686,489

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
NHN Corp.	15,453	$3,547,646

		6,234,135
Spain - 0.9%
Amadeus IT Holding SA, A Shares	122,097	2,302,917
Sweden - 2.9%
Kinnevik Investment AB	55,584	1,294,141
Swedbank AB, Class A	150,969	2,350,286
Telefonaktiebolaget LM Ericsson, B Shares	197,088	2,038,516
Volvo AB, Series B	106,439	1,549,947

		7,232,890
Switzerland - 8.5%
ABB, Ltd. (I)	119,408	2,452,992
Informa PLC	321,098	2,270,447
Julius Baer Group, Ltd. (I)	60,281	2,434,727
Nestle SA	61,457	3,867,780
Novartis AG	66,155	3,663,957
Roche Holdings AG	17,711	3,083,604
Syngenta AG (I)	10,715	3,689,795

		21,463,302
Taiwan - 1.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,194,000	3,434,914
Turkey - 0.7%
Akbank TAS	440,336	1,732,224
United Kingdom - 16.8%
BG Group PLC	181,200	4,203,602
British American Tobacco PLC	76,689	3,872,850
British Sky Broadcasting Group PLC	188,182	2,033,704
Centrica PLC	446,531	2,262,523
Compass Group PLC	536,500	5,622,616
GlaxoSmithKline PLC	80,665	1,801,278
Imperial Tobacco Group PLC	124,647	5,053,484
International Power PLC	301,791	1,954,190
Kingfisher PLC	676,223	3,315,760
Next PLC	67,212	3,204,043
Reed Elsevier PLC	519,575	4,603,582
Smith & Nephew PLC	214,406	2,174,775
Tesco PLC	188,742	996,036
Vodafone Group PLC	452,499	1,249,408

		42,347,851

TOTAL COMMON STOCKS (Cost $213,429,932)		$225,116,086

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Volkswagen AG	14,753	2,596,817

TOTAL PREFERRED SECURITIES (Cost $2,641,107)		$2,596,817

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	$23,228,978	23,228,978

TOTAL SHORT-TERM INVESTMENTS (Cost $23,228,978)		$23,228,978

Total Investments (International Growth Stock Trust)
(Cost $239,300,017) - 99.7%		$250,941,881
Other assets and liabilities, net - 0.3%		702,334

TOTAL NET ASSETS - 100.0%		$251,644,215

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Australia - 8.2%
AGL Energy, Ltd.	93,132	$1,423,216
Alumina, Ltd.	489,108	626,062
Amcor, Ltd.	244,976	1,888,445
AMP, Ltd.	572,116	2,561,141
APA Group, Ltd. (L)	108,895	577,709
Asciano, Ltd.	195,491	993,774
ASX, Ltd.	35,110	1,207,722
Australia & New Zealand Banking Group, Ltd.	528,047	12,727,756
Bendigo and Adelaide Bank, Ltd.	74,740	600,156
BHP Billiton, Ltd.	643,649	23,278,275
Boral, Ltd.	149,274	623,375
Brambles, Ltd.	296,670	2,183,796
Caltex Australia, Ltd.	27,062	389,520
Campbell Brothers, Ltd.	13,531	943,171
CFS Gandel Retail Trust	370,034	686,490
Coca-Cola Amatil, Ltd.	114,169	1,479,097
Cochlear, Ltd.	11,406	731,215
Commonwealth Bank of Australia	315,902	16,399,679
Computershare, Ltd.	89,087	830,714
Crown, Ltd.	80,296	722,932
CSL, Ltd.	104,900	3,900,602
Dexus Property Group	970,010	874,373
Echo Entertainment Group, Ltd.	137,893	628,383
Fairfax Media, Ltd. (L)	447,897	336,489
Fortescue Metals Group, Ltd.	249,620	1,503,469
Goodman Group	1,408,142	1,008,584
GPT Group	347,773	1,124,529
Harvey Norman Holding, Ltd. (L)	106,454	221,840
Iluka Resources, Ltd.	83,920	1,547,545
Incitec Pivot, Ltd.	326,446	1,065,619
Insurance Australia Group, Ltd.	416,738	1,474,760
Leighton Holdings, Ltd. (L)	30,350	670,833
Lend Lease Corp.	108,886	842,867
Lynas Corp., Ltd. (I)(L)	343,509	389,987
Macquarie Group, Ltd.	69,855	2,105,260
Metcash, Ltd.	154,605	689,050
Mirvac Group	684,926	831,537
National Australia Bank, Ltd.	441,755	11,261,846
Newcrest Mining, Ltd.	153,418	4,721,091
Orica, Ltd.	72,947	2,114,134
Origin Energy, Ltd.	217,680	3,011,343
OZ Minerals, Ltd.	63,392	641,274
Qantas Airways, Ltd. (I)	222,437	411,409
QBE Insurance Group, Ltd.	223,587	3,289,277
QR National, Ltd.	342,358	1,323,182
Ramsay Health Care, Ltd.	26,323	533,412
Rio Tinto, Ltd.	87,334	5,920,901
Santos, Ltd.	189,292	2,799,001
Sonic Healthcare, Ltd.	74,251	965,288
SP Ausnet	285,523	318,017
Stockland	465,157	1,419,124
Suncorp Group, Ltd.	257,874	2,244,782
Sydney Airport	74,523	221,599
TABCORP Holdings, Ltd.	142,877	402,719
Tatts Group, Ltd.	268,719	691,396
Telstra Corp., Ltd.	872,799	2,974,980
Toll Holdings, Ltd.	136,563	830,902
Transurban Group, Ltd.	261,795	1,523,721
Wesfarmers, Ltd.	201,603	6,271,208
Westfield Group	439,618	4,045,215
Westfield Retail Trust	581,601	1,554,760
Westpac Banking Corp.	607,406	13,779,059
Woodside Petroleum, Ltd.	129,179	4,659,688
Woolworths, Ltd.	245,562	6,609,720

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
WorleyParsons, Ltd.	38,755	$1,149,836

		175,778,856
Austria - 0.3%
Erste Group Bank AG (I)	38,351	882,849
Immoeast AG (I)	77,994	0
IMMOFINANZ AG (I)	197,489	717,575
OMV AG	32,797	1,165,663
Raiffeisen Bank International AG (L)	9,795	345,627
Telekom Austria AG	66,588	776,156
Verbund AG, Class A (L)	13,648	415,025
Vienna Insurance Group AG Wiener
Versicherung Gruppe	7,700	339,692
Voestalpine AG	22,024	741,303

		5,383,890
Belgium - 1.0%
Ageas	443,475	973,842
Anheuser-Busch InBev NV	160,904	11,724,716
Bekaert SA (I)(L)	7,814	251,622
Belgacom SA	30,490	979,952
Colruyt SA	15,181	610,077
Delhaize Group SA	20,414	1,073,202
Groupe Bruxelles Lambert SA (I)	16,174	1,251,334
KBC Groep NV	32,286	808,457
Mobistar SA (I)	6,017	299,607
Solvay SA	11,884	1,405,909
UCB SA	20,215	872,967
Umicore SA	22,850	1,260,903

		21,512,588
Bermuda - 0.1%
Seadrill, Ltd.	65,830	2,470,466
China - 0.0%
Foxconn International Holdings, Ltd. (I)	434,000	306,676
Yangzijiang Shipbuilding Holdings, Ltd.	385,000	407,061

		713,737
Denmark - 1.1%
A P Moller Maersk A/S	110	810,716
A P Moller Maersk A/S, Series A	264	2,043,073
Carlsberg A/S	21,439	1,774,706
Coloplast A/S	4,564	791,841
Danske Bank A/S (I)	130,712	2,220,332
DSV A/S, ADR (L)	38,084	865,021
Novo Nordisk A/S	85,232	11,821,088
Novozymes A/S, B shares	46,213	1,346,855
TDC A/S	74,403	542,151
TrygVesta A/S	4,919	277,505
Vestas Wind Systems A/S (I)(L)	40,828	415,177
William Demant Holdings A/S (I)	4,678	436,423

		23,344,888
Finland - 0.9%
Elisa OYJ, Class A	28,334	678,918
Fortum OYJ	89,017	2,159,719
Kesko OYJ	13,410	434,991
Kone OYJ	31,205	1,737,746
Metso OYJ (L)	25,613	1,094,000
Neste Oil OYJ (L)	25,691	316,222
Nokia OYJ	750,553	4,107,302
Nokian Renkaat OYJ	22,074	1,074,965
Orion OYJ, Series B (L)	19,256	380,634
Pohjola Bank OYJ (L)	27,672	306,242
Sampo OYJ	84,190	2,431,561
Sanoma OYJ (L)	16,317	208,798

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Stora Enso OYJ, Series R (I)(L)	116,594	$865,458
UPM-Kymmene OYJ (L)	105,212	1,431,828
Wartsila OYJ	33,601	1,266,484

		18,494,868
France - 8.6%
Accor SA	29,559	1,057,198
Aeroports de Paris	6,942	570,380
Air Liquide SA	56,868	7,583,474
Alcatel-Lucent (I)	465,020	1,056,518
Alstom SA	41,336	1,611,727
Arkema SA	11,093	1,035,522
AtoS	9,931	572,061
AXA SA	348,805	5,787,966
BioMerieux SA	1	79
BNP Paribas SA	193,644	9,198,196
Bouygues SA	37,864	1,158,515
Bureau Veritas SA	10,948	963,472
Cap Gemini SA	29,658	1,326,661
Carrefour SA	115,729	2,772,722
Casino Guichard Perrachon SA (I)	11,077	1,091,264
Christian Dior SA	10,926	1,676,088
Cie de Saint-Gobain	80,504	3,597,664
Cie Generale d’Optique
Essilor International SA	40,300	3,592,251
Cie Generale de Geophysique-Veritas (I)	28,915	858,967
Cie Generale des Etablissements Michelin	36,076	2,685,034
CNP Assurances	29,771	464,370
Credit Agricole SA (I)	200,257	1,245,822
Danone SA	117,039	8,161,549
Dassault Systemes SA	11,828	1,087,666
Edenred	31,688	953,255
EDF SA	48,167	1,098,380
Eiffage SA	8,115	314,110
Eurazeo	6,326	321,949
Eutelsat Communications	26,468	978,940
Fonciere Des Regions	5,505	441,959
France Telecom SA	371,608	5,512,516
GDF Suez	248,233	6,408,451
Gecina SA	4,395	458,819
Groupe Eurotunnel SA	109,610	951,545
ICADE (I)	4,673	416,622
Iliad SA	3,837	528,521
Imerys SA	6,807	414,509
JCDecaux SA (I)	13,327	407,713
Klepierre SA	20,902	726,553
L’Oreal SA	48,180	5,941,989
Lafarge SA	40,298	1,924,832
Lagardere SCA	23,655	730,684
Legrand SA, ADR	44,853	1,649,888
LVMH Moet Hennessy Louis Vuitton SA	50,881	8,741,292
Natixis	185,313	714,981
Neopost SA	6,614	425,764
Pernod-Ricard SA	39,791	4,159,950
Peugeot SA (I)(L)	30,490	490,687
PPR	15,251	2,622,208
Publicis Groupe SA	29,066	1,601,605
Renault SA	38,526	2,035,460
Safran SA	33,433	1,227,909
Sanofi	228,340	17,702,687
Schneider Electric SA	98,111	6,405,974
SCOR SE	34,636	935,414
Societe BIC SA	5,767	578,546
Societe Generale SA (I)	132,211	3,866,150
Societe Television Francaise 1 (I)	23,269	285,000

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sodexo	18,894	$1,550,957
Suez Environnement Company	56,070	860,288
Technip SA	19,887	2,346,731
Thales SA	20,272	758,364
Total SA (L)	425,430	21,684,784
Unibail-Rodamco SE	18,424	3,685,825
Vallourec SA	22,674	1,435,248
Veolia Environnement SA	72,899	1,204,886
Vinci SA	90,594	4,726,584
Vivendi SA	249,929	4,593,563
Wendel SA	6,585	563,016

		184,540,274
Germany - 7.8%
Adidas AG	41,932	3,273,714
Allianz SE	91,092	10,886,252
Axel Springer AG (I)	7,934	401,045
BASF SE	184,082	16,119,175
Bayer AG	165,738	11,667,562
Bayerische Motoren Werke (BMW) AG	66,358	5,966,950
Beiersdorf AG	20,203	1,319,402
Brenntag AG	6,709	821,967
Celesio AG	17,046	308,491
Commerzbank AG (I)	717,378	1,814,743
Continental AG (I)	16,034	1,513,373
Daimler AG (L)	181,652	10,951,589
Deutsche Bank AG	186,290	9,267,507
Deutsche Boerse AG	39,084	2,631,579
Deutsche Lufthansa AG	45,890	641,956
Deutsche Post AG	169,621	3,268,302
Deutsche Telekom AG	562,939	6,778,181
E.ON AG	360,937	8,645,120
Fraport AG	7,363	461,515
Fresenius Medical Care AG &
Company KGaA	42,045	2,978,107
Fresenius SE & Company KGaA	22,790	2,337,267
GEA Group AG	35,000	1,207,103
Hannover Rueckversicherung AG	12,088	718,455
HeidelbergCement AG	28,184	1,707,507
Henkel AG & Company, KGaA	26,027	1,623,777
Hochtief AG (I)	8,488	515,298
Infineon Technologies AG	217,805	2,226,279
K&S AG	34,526	1,806,128
Kabel Deutschland Holding AG (I)	18,037	1,113,483
Lanxess AG	16,676	1,378,833
Linde AG	34,223	6,141,084
MAN SE	12,715	1,695,087
Merck KGaA	12,952	1,433,380
Metro AG	25,983	1,004,865
Muenchener Rueckversicherungs AG (I)	35,945	5,424,454
RWE AG	98,084	4,683,559
Salzgitter AG	7,830	429,644
SAP AG	184,408	12,877,545
Siemens AG	164,903	16,644,091
Suedzucker AG	13,283	423,129
ThyssenKrupp AG	77,336	1,925,093
United Internet AG	21,544	405,983
Volkswagen AG	5,912	953,269
Wacker Chemie AG (L)	3,136	276,507

		168,668,350
Greece - 0.1%
Coca Cola Hellenic Bottling Company SA (I)	36,730	704,214
Hellenic
Telecommunications Organization SA (I)	49,110	209,053

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
National Bank of Greece SA (I)	191,624	$493,326
OPAP SA	44,755	434,099

		1,840,692
Hong Kong - 2.7%
AIA Group, Ltd.	1,689,800	6,187,975
ASM Pacific Technology, Ltd.	39,700	579,574
Bank of East Asia, Ltd.	312,000	1,170,608
BOC Hong Kong Holdings, Ltd.	741,672	2,052,207
Cathay Pacific Airways, Ltd.	236,218	436,587
Cheung Kong Holdings, Ltd.	279,000	3,601,631
Cheung Kong Infrastructure Holdings, Ltd.	94,228	572,014
CLP Holdings, Ltd.	386,000	3,322,875
First Pacific Company, Ltd.	424,000	468,139
Galaxy Entertainment Group, Ltd. (I)	251,000	692,624
Hang Lung Group, Ltd.	176,000	1,120,449
Hang Lung Properties, Ltd.	492,674	1,810,998
Hang Seng Bank, Ltd.	153,281	2,045,077
Henderson Land Development Company, Ltd.	189,489	1,035,850
Hong Kong & China Gas Company, Ltd.	950,303	2,427,338
Hong Kong Exchanges & Clearing, Ltd.	205,600	3,450,052
Hopewell Holdings, Ltd.	114,000	313,318
Hutchison Whampoa, Ltd.	427,000	4,260,387
Hysan Development Company, Ltd.	127,000	505,158
Kerry Properties, Ltd.	144,203	645,472
Li & Fung, Ltd.	1,136,000	2,595,043
Lifestyle International Holdings, Ltd.	117,000	298,316
MTR Corp., Ltd.	289,733	1,038,760
New World Development Company, Ltd.	719,815	864,318
Noble Group, Ltd.	772,818	847,710
NWS Holdings, Ltd.	272,000	416,761
Orient Overseas International, Ltd. (I)	44,000	312,924
PCCW, Ltd.	801,000	286,351
Power Assets Holdings, Ltd.	277,918	2,039,704
Shangri-La Asia, Ltd.	282,000	613,785
Sino Land Company, Ltd.	590,547	948,086
SJM Holdings, Ltd.	332,000	673,308
Sun Hung Kai Properties, Ltd.	283,000	3,537,531
Swire Pacific, Ltd.	145,337	1,628,327
The Link REIT	450,747	1,677,194
Wharf Holdings, Ltd.	303,373	1,651,434
Wheelock and Company, Ltd.	183,000	552,303
Wing Hang Bank, Ltd.	36,064	359,433
Yue Yuen Industrial Holdings, Ltd.	148,933	524,895

		57,564,516
Ireland - 0.8%
CRH PLC	136,373	2,789,561
CRH PLC (London Exchange)	7,790	159,878
Elan Corp. PLC (I)	96,028	1,422,010
Elan Corp. PLC (European
Composite Exchange) (I)	4,319	63,219
Experian PLC	201,396	3,137,771
James Hardie Industries, Ltd.	87,349	698,199
Kerry Group PLC	26,523	1,227,513
Kerry Group PLC (London Exchange)	1,237	57,215
Ryanair Holdings PLC, ADR (I)(L)	10,822	392,622
Shire PLC	112,733	3,588,694
WPP PLC	252,878	3,456,615

		16,993,297
Israel - 0.6%
Bank Hapoalim, Ltd.	212,049	784,819
Bank Leumi Le-Israel, Ltd.	236,272	750,120
Bezeq The
Israeli Telecommunication Corp., Ltd.	353,412	583,701

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Cellcom Israel, Ltd.	10,962	$140,942
Delek Group, Ltd.	912	179,957
Elbit Systems, Ltd.	4,722	184,057
Israel Chemicals, Ltd.	89,116	1,023,215
Israel Corp., Ltd.	463	314,404
Israel Discount Bank, Ltd. (I)	158,461	211,529
Mizrahi Tefahot Bank, Ltd. (I)	24,781	225,384
Nice Systems, Ltd. (I)	12,096	475,557
Partner Communications Company, Ltd. (I)	17,153	131,011
Teva Pharmaceutical Industries, Ltd.	188,670	8,489,630

		13,494,326
Italy - 2.2%
A2A SpA	219,824	176,253
Assicurazioni Generali SpA	234,027	3,634,248
Atlantia SpA	63,163	1,050,237
Autogrill SpA	22,944	242,083
Banca Carige SpA	129,539	170,063
Banca Intesa SpA	186,871	288,502
Banca Monte dei Paschi di Siena SpA (I)(L)	978,021	412,693
Banco Popolare Societa Cooperativa (I)	353,451	669,448
Beni Stabili SpA	52	31
BGP Holdings PLC	1,690,087	2
Enel Green Power SpA	350,773	666,422
Enel SpA	1,319,241	4,769,247
ENI SpA	481,655	11,285,586
Exor SpA	12,847	324,496
Fiat Industrial SpA	153,246	1,634,107
Fiat SpA (I)(L)	153,304	900,907
Finmeccanica SpA (I)	81,116	438,955
Intesa Sanpaolo SpA	2,019,398	3,622,352
Luxottica Group SpA	23,406	844,687
Mediaset SpA	142,070	392,486
Mediobanca SpA	103,542	607,730
Pirelli & C. SpA	47,682	566,816
Prysmian SpA	40,823	717,232
Saipem SpA	53,064	2,739,182
Snam Rete Gas SpA	322,088	1,548,458
Telecom Italia SpA (I)	1,882,304	2,236,669
Telecom Italia SpA, RSP (I)	1,207,752	1,186,596
Terna Rete Elettrica Nazionale SpA	241,714	971,190
UniCredit SpA (I)	811,219	4,066,451
Unione di Banche Italiane SCPA (L)	162,651	688,775

		46,851,904
Japan - 21.1%
ABC-MART, Inc.	5,300	199,501
Advantest Corp.	30,000	479,785
AEON Company, Ltd. (L)	120,300	1,581,980
AEON Credit Service Company, Ltd. (L)	15,700	248,551
Aeon Mall Company, Ltd.	14,500	338,245
Air Water, Inc.	29,000	375,383
Aisin Seiki Company, Ltd.	38,400	1,365,441
Ajinomoto Company, Inc.	129,000	1,624,792
Alfresa Holdings Corp.	7,776	369,876
All Nippon Airways Company, Ltd.	167,000	504,877
Amada Company, Ltd.	72,000	487,424
Aozora Bank, Ltd.	116,000	337,834
Asahi Glass Company, Ltd.	202,000	1,731,648
Asahi Group Holdings, Ltd.	77,500	1,724,072
Asahi Kasei Corp.	253,000	1,567,306
Asics Corp.	30,100	343,015
Astellas Pharma, Inc. (L)	89,100	3,681,576
Bank of Kyoto, Ltd.	65,000	593,244
Benesse Holdings, Inc.	13,600	679,186

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	130,400	$3,189,953
Brother Industries, Ltd.	47,300	646,939
Canon, Inc.	227,200	10,834,009
Casio Computer Company, Ltd. (I)(L)	47,500	340,785
Central Japan Railway Company, Ltd.	302	2,498,052
Chiba Bank, Ltd.	153,000	981,082
Chiyoda Corp.	31,000	397,455
Chubu Electric Power Company, Inc.	136,700	2,475,017
Chugai Pharmaceutical Company, Ltd.	44,900	832,632
Chugoku Bank, Ltd.	35,000	474,315
Chugoku Electric Power Company, Inc.	59,500	1,109,018
Chuo Mitsui Trust Holdings, Inc.	624,000	2,012,132
Citizen Watch Company, Ltd.	52,700	334,703
Coca-Cola West Japan Company, Ltd.	12,223	214,702
Cosmo Oil Company, Ltd.	119,000	331,183
Credit Saison Company, Ltd.	29,700	606,549
Dai Nippon Printing Company, Ltd.	112,000	1,152,905
Daicel Corp.	58,466	379,531
Daido Steel Company, Ltd.	57,000	398,244
Daihatsu Motor Company, Ltd.	39,000	720,433
Daiichi Sankyo Company, Ltd. (L)	135,000	2,477,790
Daikin Industries, Ltd.	47,000	1,283,505
Dainippon Sumitomo Pharma Company, Ltd.	31,900	339,984
Daito Trust Construction Company, Ltd.	14,500	1,308,036
Daiwa House Industry Company, Ltd.	96,000	1,278,477
Daiwa Securities Group, Inc.	333,000	1,333,955
Dena Company, Ltd.	19,600	543,155
Denki Kagaku Kogyo Kabushiki Kaisha	96,000	387,332
Denso Corp. (L)	97,500	3,295,690
Dentsu, Inc.	36,200	1,162,777
East Japan Railway Company	68,100	4,305,013
Eisai Company, Ltd. (L)	50,500	2,012,243
Electric Power Development Company, Ltd.	23,400	637,493
Elpida Memory, Inc. (I)	51,700	0
FamilyMart Company, Ltd.	12,700	538,289
FANUC Corp.	38,400	6,901,566
Fast Retailing Company, Ltd. (L)	10,600	2,431,212
Fuji Electric Company, Ltd.	112,000	295,220
Fuji Heavy Industries, Ltd.	118,000	958,511
FUJIFILM Holdings Corp.	92,800	2,199,964
Fujitsu, Ltd.	373,000	1,970,239
Fukuoka Financial Group, Inc.	155,000	691,485
Furukawa Electric Company, Ltd. (I)	127,638	343,145
Gree, Inc. (L)	18,600	469,560
GS Yuasa Corp. (L)	70,000	387,048
Gunma Bank	78,000	419,732
Hakuhodo DY Holdings, Inc.	4,680	296,010
Hamamatsu Photonics KK	13,400	507,421
Hino Motors, Ltd.	52,000	379,340
Hirose Electric Company, Ltd.	6,400	678,236
Hisamitsu Pharmaceutical Company, Inc.	12,400	590,296
Hitachi Chemical, Ltd.	20,900	379,701
Hitachi Construction
Machinery Company, Ltd. (L)	21,600	480,694
Hitachi High-Technologies Corp.	12,400	298,144
Hitachi Metals, Ltd.	33,000	411,540
Hitachi, Ltd.	906,000	5,856,886
Hokkaido Electric Power Company, Inc.	36,700	538,898
Hokuhoku Financial Group, Inc.	251,000	481,934
Hokuriku Electric Power Company	33,700	611,696
Honda Motor Company, Ltd.	326,700	12,558,155
Hoya Corp.	87,200	1,961,423
Ibiden Company, Ltd.	24,200	627,779
Idemitsu Kosan Company, Ltd.	4,400	438,877
IHI Corp.	265,000	670,264

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Inpex Corp.	440	$2,988,065
Isetan Mitsukoshi Holdings, Ltd.	75,200	890,158
Isuzu Motors, Ltd.	238,000	1,398,142
ITOCHU Corp.	301,700	3,300,918
Itochu Techno-Science Corp.	5,600	250,747
Iyo Bank, Ltd.	49,000	435,021
J Front Retailing Company, Ltd.	97,000	545,216
Japan Petroleum Exploration Company, Ltd.	5,700	267,760
Japan Prime Realty Investment Corp.	136	391,731
Japan Real Estate Investment Corp. (L)	93	821,614
Japan Retail Fund Investment Corp.	377	560,483
Japan Tobacco, Inc.	902	5,112,841
JFE Holdings, Inc.	92,400	1,999,862
JGC Corp. (L)	42,000	1,306,549
Joyo Bank, Ltd.	131,000	602,674
JS Group Corp. (L)	53,300	1,122,873
JSR Corp.	35,900	730,488
JTEKT Corp.	44,600	539,844
Jupiter Telecommunications Company, Ltd.	348	348,455
JX Holdings, Inc.	450,100	2,815,696
Kajima Corp.	169,000	514,770
Kamigumi Company, Ltd.	50,000	416,126
Kaneka Corp.	56,171	340,794
Kansai Electric Power Company, Ltd. (L)	150,500	2,340,076
Kansai Paint Company, Ltd.	44,000	446,156
Kao Corp. (L)	105,500	2,782,935
Kawasaki Heavy Industries, Ltd.	285,000	875,622
Kawasaki Kisen Kaisha, Ltd. (I)(L)	146,000	326,044
KDDI Corp. (L)	584	3,799,999
Keikyu Corp. (L)	94,000	822,474
Keio Corp.	116,000	835,017
Keisei Electric Railway Company, Ltd.	55,000	427,159
Keyence Corp.	9,130	2,164,534
Kikkoman Corp.	32,000	372,167
Kinden Corp.	26,409	204,870
Kintetsu Corp. (L)	326,000	1,244,439
Kirin Holdings Company, Ltd.	164,000	2,135,758
Kobe Steel, Ltd. (I)	499,000	817,400
Koito Manufacturing Company, Ltd.	19,000	309,750
Komatsu, Ltd.	190,200	5,447,741
Konami Corp.	18,700	535,053
Konica Minolta Holdings, Inc. (L)	96,000	847,717
Kubota Corp.	232,000	2,237,273
Kuraray Company, Ltd.	69,100	980,440
Kurita Water Industries, Ltd.	22,600	558,019
Kyocera Corp.	30,700	2,841,794
Kyowa Hakko Kogyo Company, Ltd.	52,000	580,882
Kyushu Electric Power Company, Inc.	80,800	1,155,445
Lawson, Inc. (L)	12,100	762,967
Mabuchi Motor Company, Ltd.	4,800	219,402
Makita Corp.	22,500	912,076
Marubeni Corp.	331,000	2,399,126
Marui Group Company, Ltd.	44,700	375,867
Maruichi Steel Tube, Ltd.	9,400	220,875
Mazda Motor Corp. (I)	303,000	533,792
McDonald’s Holdings Company, Ltd.	13,300	353,009
Mediceo Holdings Company, Ltd.	29,410	382,862
MEIJI Holdings Company, Ltd.	13,800	604,003
Miraca Holdings, Inc.	11,100	435,645
Mitsubishi Chemical Holdings Corp.	271,500	1,461,437
Mitsubishi Corp. (L)	281,700	6,567,580
Mitsubishi Electric Corp.	387,000	3,441,666
Mitsubishi Estate Company, Ltd.	251,000	4,526,790
Mitsubishi Gas & Chemicals Company, Inc.	77,171	521,469
Mitsubishi Heavy Industries, Ltd. (L)	609,000	2,958,508

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Logistics Corp.	23,057	$274,794
Mitsubishi Materials Corp.	224,000	711,451
Mitsubishi Motors Corp. (I)	777,000	888,132
Mitsubishi Tanabe Pharma Corp.	45,000	634,287
Mitsubishi UFJ Financial Group (L)	2,553,100	12,837,668
Mitsubishi UFJ Lease &
Finance Company, Ltd.	11,670	517,208
Mitsui & Company, Ltd. (L)	348,300	5,732,595
Mitsui Chemicals, Inc.	164,000	497,834
Mitsui Fudosan Company, Ltd. (L)	168,000	3,254,169
Mitsui O.S.K. Lines, Ltd. (L)	230,000	1,015,072
Mizuho Financial Group, Inc. (L)	4,572,800	7,513,248
MS&AD Insurance Group Holdings	114,200	2,368,081
Murata Manufacturing Company, Ltd.	40,600	2,429,266
Nabtesco Corp.	19,100	396,144
Namco Bandai Holdings, Inc.	39,200	565,705
NEC Corp. (I)	522,000	1,092,925
NGK Insulators, Ltd.	51,000	731,111
NGK Spark Plug Company, Ltd.	31,000	445,839
NHK Spring Company, Ltd.	29,400	319,446
Nidec Corp. (L)	21,800	1,990,125
Nikon Corp.	68,300	2,084,808
Nintendo Company, Ltd. (L)	19,900	3,014,358
Nippon Building Fund, Inc.	122	1,162,728
Nippon Electric Glass Company, Ltd.	80,000	703,328
Nippon Express Company, Ltd.	170,000	664,700
Nippon Meat Packers, Inc.	34,762	443,521
Nippon Paper Group, Inc. (L)	19,800	414,300
Nippon Sheet Glass Company, Ltd. (L)	181,000	279,570
Nippon Steel Corp. (L)	1,023,000	2,824,772
Nippon Telegraph & Telephone Corp.	87,500	3,981,573
Nippon Yusen Kabushiki Kaisha (L)	307,000	974,968
Nishi-Nippon City Bank, Ltd.	136,000	386,771
Nissan Motor Company, Ltd. (L)	498,300	5,340,786
Nisshin Seifun Group, Inc.	38,000	462,175
Nisshin Steel Company	139,000	234,659
Nissin Food Products Company, Ltd.	11,800	441,650
Nitori Holdings Company, Ltd.	7,450	674,643
Nitto Denko Corp.	33,100	1,346,457
NKSJ Holdings, Inc.	74,900	1,693,207
NOK Corp.	20,800	454,451
Nomura Holdings, Inc.	727,800	3,245,528
Nomura Real Estate Holdings, Inc.	19,100	340,504
Nomura Real Estate Office Fund, Inc.	55	328,019
Nomura Research Institute, Ltd.	20,300	508,144
NSK, Ltd.	88,285	687,255
NTN Corp.	96,000	407,972
NTT Data Corp.	253	895,001
NTT DoCoMo, Inc. (L)	3,062	5,103,491
NTT Urban Development Corp.	231	189,129
Obayashi Corp.	130,000	568,224
Odakyu Electric Railway Company, Ltd.	126,000	1,192,766
OJI Paper Company, Ltd.	171,000	831,460
Olympus Corp. (I)	43,500	711,391
Omron Corp.	40,700	883,102
Ono Pharmaceutical Company, Ltd.	16,500	922,281
Oracle Corp. Japan	7,600	288,774
Oriental Land Company, Ltd. (L)	10,000	1,071,793
ORIX Corp. (L)	20,990	2,026,899
Osaka Gas Company, Ltd.	376,000	1,512,114
Otsuka Corp.	3,200	260,147
Otsuka Holdings Company, Ltd.	50,300	1,491,965
Panasonic Corp.	442,500	4,089,955
Rakuten, Inc.	1,454	1,528,939
Resona Holdings, Inc.	378,000	1,752,884

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ricoh Company, Ltd. (L)	134,000	$1,316,368
Rinnai Corp.	6,500	470,328
Rohm Company, Ltd.	19,300	953,429
Sankyo Company, Ltd.	10,800	530,135
Sanrio Company, Ltd. (L)	8,900	347,335
Santen Pharmaceutical Company, Ltd.	14,800	634,505
SBI Holdings, Inc. (I)	4,486	428,613
Secom Company, Ltd.	42,100	2,071,375
Sega Sammy Holdings, Inc.	42,700	899,335
Seiko Epson Corp.	26,022	368,088
Sekisui Chemical Company, Ltd.	87,000	759,238
Sekisui House, Ltd.	115,000	1,135,008
Seven & I Holdings Company, Ltd.	151,000	4,505,532
Seven Bank, Ltd.	119,400	261,639
Sharp Corp. (L)	200,000	1,463,534
Shikoku Electric Power Company, Inc.	36,600	1,035,508
Shimadzu Corp.	47,000	425,766
Shimamura Company, Ltd.	4,400	493,989
Shimano, Inc.	15,000	909,713
Shimizu Corp.	119,000	479,705
Shin-Etsu Chemical Company, Ltd.	82,300	4,792,838
Shinsei Bank, Ltd.	276,000	364,114
Shionogi & Company, Ltd.	59,800	831,377
Shiseido Company, Ltd.	72,200	1,252,274
Shizuoka Bank, Ltd.	117,000	1,210,359
Showa Denko KK	300,161	686,516
Showa Shell Sekiyu KK	37,755	242,401
SMC Corp.	10,800	1,735,936
Softbank Corp. (I)	177,600	5,282,904
Sojitz Corp. (L)	250,800	450,133
Sony Corp.	201,300	4,187,699
Sony Financial Holdings, Inc.	34,900	626,384
Square Enix Company, Ltd.	12,700	266,777
Stanley Electric Company, Ltd.	28,900	463,420
Sumco Corp. (I)	23,200	285,681
Sumitomo Chemical Company, Ltd.	315,000	1,351,719
Sumitomo Corp. (L)	225,600	3,293,284
Sumitomo Electric Industries, Ltd.	151,200	2,090,679
Sumitomo Heavy Industries, Ltd.	110,990	618,338
Sumitomo Metal Industries, Ltd.	674,000	1,368,844
Sumitomo Metal Mining Company, Ltd.	105,000	1,490,569
Sumitomo Mitsui Financial Group (L)	269,200	8,938,371
Sumitomo Realty &
Development Company, Ltd.	72,000	1,756,242
Sumitomo Rubber Industries, Inc.	34,300	459,135
Suruga Bank, Ltd.	36,000	369,225
Suzuken Company, Ltd.	14,100	436,375
Suzuki Motor Corp.	67,500	1,628,258
Sysmex Corp. (L)	14,500	588,678
T&D Holdings, Inc.	116,100	1,360,155
Taisei Corp.	206,000	538,506
Taisho Pharmaceutical
Holdings Company, Ltd.	7,200	584,011
Taiyo Nippon Sanso Corp.	53,000	376,685
Takashimaya Company, Ltd.	52,819	441,204
Takeda Pharmaceutical Company, Ltd. (L)	158,300	7,000,843
TDK Corp.	24,700	1,413,150
Teijin, Ltd.	188,000	633,979
Terumo Corp.	34,300	1,652,743
The Bank of Yokohama, Ltd.	246,000	1,237,933
The Dai-ichi Life Insurance Company, Ltd.	1,804	2,526,864
The Hachijuni Bank, Ltd.	84,000	497,871
The Hiroshima Bank, Ltd.	100,000	459,130
The Japan Steel Works, Ltd.	63,000	436,548
The Tokyo Electric Power Company, Inc. (I)	289,900	734,233

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
THK Company, Ltd.	24,100	$495,644
Tobu Railway Company, Ltd.	205,000	1,090,681
Toho Company, Ltd.	22,733	418,092
Toho Gas Company, Ltd.	82,000	484,139
Tohoku Electric Power Company, Inc. (I)	90,700	1,038,852
Tokio Marine Holdings, Inc.	145,100	4,025,560
Tokyo Electron, Ltd.	34,400	1,971,861
Tokyo Gas Company, Ltd.	493,000	2,330,298
Tokyu Corp.	228,000	1,083,038
Tokyu Land Corp.	86,000	425,347
TonenGeneral Sekiyu KK	57,000	524,986
Toppan Printing Company, Ltd.	112,000	881,728
Toray Industries, Inc.	294,000	2,194,804
Toshiba Corp.	807,000	3,584,758
Tosoh Corp.	102,228	284,863
TOTO, Ltd.	60,000	454,412
Toyo Seikan Kaisha, Ltd.	30,400	437,744
Toyo Suisan Kaisha, Ltd.	18,000	467,401
Toyoda Gosei Company, Ltd.	13,034	256,508
Toyota Boshoku Corp.	13,200	156,465
Toyota Industries Corp.	35,900	1,093,618
Toyota Motor Corp.	552,800	24,070,094
Toyota Tsusho Corp.	42,600	874,884
Trend Micro, Inc.	21,100	652,899
Tsumura & Company, Ltd.	12,100	350,404
Ube Industries, Ltd.	202,000	550,807
Unicharm Corp. (L)	22,800	1,205,450
Ushio, Inc.	21,000	297,844
USS Company, Ltd.	4,393	447,843
West Japan Railway Company	34,100	1,371,887
Yahoo! Japan Corp. (L)	2,915	943,550
Yakult Honsha Company, Ltd. (L)	19,357	667,251
Yamada Denki Company, Ltd.	16,460	1,033,999
Yamaguchi Financial Group, Inc.	42,000	383,991
Yamaha Corp.	31,600	331,114
Yamaha Motor Company, Ltd.	56,100	759,882
Yamato Kogyo Company, Ltd.	8,400	245,989
Yamato Transport Company, Ltd.	79,700	1,239,603
Yamazaki Baking Company, Ltd.	24,000	345,058
Yaskawa Electric Corp.	43,000	406,228
Yokogawa Electric Corp.	43,114	439,946

		452,776,067
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	18,368	1,608,462
Luxembourg - 0.4%
ArcelorMittal	172,064	3,291,837
Millicom International Cellular SA, ADR	15,302	1,735,622
SES SA	60,061	1,489,990
Tenaris SA	94,642	1,809,016

		8,326,465
Macau - 0.1%
Sands China, Ltd.	484,000	1,886,631
Wynn Macau, Ltd.	312,000	912,859

		2,799,490
Mauritius - 0.0%
Essar Energy PLC (I)	65,297	162,042
Mexico - 0.0%
Fresnillo PLC	35,933	920,581
Netherlands - 4.6%
Aegon NV (I)	344,473	1,910,822
Akzo Nobel NV	47,036	2,774,836
ASML Holding NV	86,440	4,312,771

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Corio NV	12,026	$633,910
Delta Lloyd NV	20,511	360,285
European Aeronautic Defence &
Space Company NV	82,192	3,364,253
Fugro NV	13,867	989,269
Heineken Holding NV	23,087	1,080,503
Heineken NV	51,948	2,886,556
ING Groep NV, ADR (I)	767,653	6,401,633
Koninklijke (Royal) KPN NV	296,116	3,255,690
Koninklijke Ahold NV	232,871	3,226,190
Koninklijke Boskalis Westinster NV	14,169	532,498
Koninklijke DSM NV	30,909	1,789,200
Koninklijke Philips Electronics NV (I)	202,223	4,098,454
Koninklijke Vopak NV	14,093	811,702
QIAGEN NV (I)	46,925	730,644
Randstad Holdings NV (L)	23,984	904,195
Reed Elsevier NV	137,882	1,760,155
Royal Dutch Shell PLC, B Shares	533,587	18,798,830
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	729,769	25,475,508
SBM Offshore NV (I)	34,362	701,742
TNT Express NV	70,771	875,133
Unilever NV	326,483	11,109,436
Wolters Kluwer NV	60,461	1,144,432

		99,928,647
New Zealand - 0.1%
Auckland International Airport, Ltd.	185,702	373,927
Contact Energy, Ltd. (I)	70,830	274,325
Fletcher Building, Ltd. (New
Zealand Exchange)	136,426	753,105
SKYCITY Entertainment Group, Ltd.	115,620	373,031
Telecom Corp. of New Zealand, Ltd.	385,727	765,960

		2,540,348
Norway - 0.8%
Aker Solutions ASA	32,950	558,577
DNB ASA	195,855	2,515,553
Gjensidige Forsikring ASA	40,103	473,668
Norsk Hydro ASA	186,609	1,016,554
Orkla ASA	154,668	1,223,355
Renewable Energy Corp. ASA (I)	53	31
Statoil ASA	223,672	6,064,494
Telenor ASA	145,043	2,689,084
Yara International ASA	37,475	1,785,955

		16,327,271
Portugal - 0.2%
Banco Espirito Santo SA (I)	146,409	267,318
Cimpor-Cimentos de Portugal SA	40,391	269,603
EDP - Energias de Portugal SA	382,468	1,113,812
Galp Energia SGPS SA	46,363	763,867
Jeronimo Martins SGPS SA (I)	44,139	899,699
Portugal Telecom SGPS SA	134,749	732,810

		4,047,109
Singapore - 1.7%
Ascendas Real Estate Investment Trust	355,000	570,304
Capitaland, Ltd.	513,000	1,272,438
CapitaMall Trust	434,000	622,944
CapitaMalls Asia, Ltd.	273,000	354,905
City Developments, Ltd.	100,000	902,458
ComfortDelGro Corp., Ltd.	377,000	467,758
Cosco Corp. Singapore, Ltd.	202,000	188,361
DBS Group Holdings, Ltd.	353,000	3,979,923
Fraser and Neave, Ltd.	184,000	980,416

222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Genting Singapore PLC (I)	1,222,000	$1,656,622
Global Logistic Properties, Ltd. (I)	368,000	643,762
Golden Agri-Resources, Ltd.	1,338,520	835,539
Hutchison Port Holdings Trust	1,047,000	800,712
Jardine Cycle and Carriage, Ltd.	21,000	806,363
Keppel Corp., Ltd.	286,000	2,499,249
Keppel Land, Ltd.	149,000	413,757
Neptune Orient Lines, Ltd. (I)	181,000	203,606
Olam International, Ltd.	294,000	551,595
Oversea-Chinese Banking Corp., Ltd.	517,000	3,666,922
SembCorp Industries, Ltd.	197,000	829,341
SembCorp Marine, Ltd.	167,000	700,953
Singapore Airlines, Ltd.	100,000	857,525
Singapore Airlines, Ltd. (Board Lot 200)	8,000	68,335
Singapore Exchange, Ltd.	172,000	949,149
Singapore Press Holdings, Ltd.	307,000	957,120
Singapore Technologies Engineering, Ltd.	306,000	792,825
Singapore Telecommunications, Ltd.	1,597,000	3,999,980
StarHub, Ltd.	120,000	295,912
United Overseas Bank, Ltd.	252,000	3,684,502
UOL Group, Ltd.	92,000	346,758
Wilmar International, Ltd.	385,000	1,506,179

		36,406,213
Spain - 2.8%
Abertis Infraestructuras SA	77,761	1,323,252
Acciona SA	5,096	355,980
Acerinox SA	19,994	256,816
ACS Actividades de Construccion
y Servicios SA	28,379	726,711
Amadeus IT Holding SA, A Shares	62,787	1,184,249
Banco Bilbao Vizcaya Argentaria SA	933,568	7,421,854
Banco de Sabadell SA (L)	291,195	794,328
Banco Popular Espanol SA (L)	206,804	742,295
Banco Santander SA	1,720,453	13,226,335
Bankia SA (I)(L)	173,601	629,407
Bankinter SA (L)	43,001	225,616
CaixaBank (L)	153,953	600,074
Distribuidora Internacional
de Alimentacion SA (I)	115,748	573,670
EDP Renovaveis SA (I)	43,701	217,388
Enagas SA	35,890	690,830
Ferrovial SA	73,492	844,948
Fomento de Construcciones
y Contratas SA (L)	10,205	228,115
Gas Natural SDG SA	69,565	1,110,988
Grifols SA (I)	27,756	593,092
Iberdrola SA	766,347	4,348,239
Inditex SA	43,724	4,187,093
Indra Sistemas SA	19,738	241,577
Mapfre SA	154,371	497,172
Red Electrica De Espana	21,690	1,060,891
Repsol YPF SA	159,048	3,995,686
Telefonica SA	823,242	13,504,999
Zardoya Otis SA (L)	29,420	380,933

		59,962,538
Sweden - 3.0%
Alfa Laval AB	67,259	1,382,988
Assa Abloy AB, Series B	62,967	1,980,199
Atlas Copco AB, Series A (I)	134,590	3,255,418
Atlas Copco AB, Series B (I)	78,202	1,684,719
Boliden AB	54,823	862,842
Electrolux AB (L)	48,217	1,019,194
Getinge AB, Series B (L)	40,113	1,141,874

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, B Shares	204,920	$7,412,734
Hexagon AB	50,789	987,565
Holmen AB, Series B (L)	10,589	290,686
Husqvarna AB, B Shares (L)	89,571	540,224
Industrivarden AB, C Shares	23,605	351,097
Investor AB, B Shares	91,296	2,025,042
Kinnevik Investment AB	41,226	959,849
Lundin Petroleum AB (I)	44,602	956,979
Modern Times Group AB, B Shares	9,766	538,695
Nordea Bank AB (L)	527,243	4,796,003
Ratos AB	38,402	533,287
Sandvik AB	201,299	2,904,533
Scania AB, Series B	64,133	1,333,281
Securitas AB, Series B	62,754	605,636
Skandinaviska Enskilda Banken
AB, Series A (L)	282,675	2,009,213
Skanska AB, Series B	80,161	1,390,334
SKF AB, B Shares	78,523	1,920,422
SSAB AB, Series A (L)	31,368	296,764
Svenska Cellulosa AB (B Shares) (L)	115,863	2,006,599
Svenska Handelsbanken AB, Series A (L)	98,167	3,130,708
Swedbank AB, Class A (L)	164,423	2,559,738
Swedish Match AB	42,685	1,699,652
Tele2 AB, Series B	63,624	1,299,706
Telefonaktiebolaget LM Ericsson, B Shares (I)	603,580	6,242,935
Teliasonera AB	433,907	3,024,574
Volvo AB, Series B	278,914	4,061,500

		65,204,990
Switzerland - 8.8%
ABB, Ltd. (I)	439,348	9,025,500
Actelion, Ltd. (I)	22,210	812,675
Adecco SA (I)	26,553	1,390,371
Aryzta AG (I)	17,480	863,435
Baloise Holding AG	9,521	767,145
Barry Callebaut AG (I)	363	363,777
Cie Financiere Richemont SA	104,621	6,568,963
Credit Suisse Group AG (I)	228,672	6,514,861
GAM Holding, Ltd. (I)	39,351	573,482
Geberit AG (I)	7,847	1,642,399
Givaudan AG (I)	1,666	1,607,461
Glencore International PLC (L)	277,461	1,730,778
Holcim, Ltd. (I)	49,165	3,209,746
Julius Baer Group, Ltd. (I)	41,416	1,672,777
Kuehne & Nagel International AG	10,824	1,463,345
Lindt & Spruengli AG (I)	179	574,961
Lindt & Spruengli AG - REG (I)	22	818,604
Lonza Group AG (I)	10,077	520,621
Nestle SA	661,387	41,624,218
Novartis AG	467,738	25,905,400
Pargesa Holding SA, ADR	5,417	389,589
Partners Group Holding AG	2,677	522,265
Roche Holdings AG	140,807	24,515,445
Schindler Holding AG	9,746	1,172,021
Schindler Holding AG - REG	4,312	515,692
SGS SA	1,097	2,135,508
Sika AG (I)	410	888,301
Sonova Holding AG (I)	9,848	1,094,925
STMicroelectronics NV	127,745	1,042,825
Straumann Holding AG	1,571	267,166
Sulzer AG	4,807	684,008
Swiss Life Holding (I)	6,109	727,019
Swiss Re, Ltd. (I)	69,198	4,426,122
Swisscom AG	4,671	1,889,020
Syngenta AG (I)	18,960	6,529,027

223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
The Swatch Group AG	8,698	$699,983
The Swatch Group AG, BR Shares	6,182	2,850,000
Transocean, Ltd. (I)	69,324	3,786,407
UBS AG (I)	729,393	10,228,617
Wolseley PLC	57,111	2,176,515
Xstrata PLC	415,932	7,123,063
Zurich Financial Services AG (I)	29,536	7,941,423

		189,255,460
United Kingdom - 18.8%
3i Group PLC	194,604	666,372
Admiral Group PLC	40,710	773,119
Aggreko PLC	53,446	1,922,479
AMEC PLC	66,585	1,179,373
Anglo American PLC	265,236	9,906,184
Antofagasta PLC	79,034	1,460,081
ARM Holdings PLC	270,807	2,556,337
Associated British Foods PLC	71,404	1,394,613
AstraZeneca PLC	261,139	11,613,095
Aviva PLC	582,231	3,088,200
Babcock International Group PLC	71,975	916,558
BAE Systems PLC	649,769	3,114,852
Balfour Beatty PLC	137,779	630,067
Barclays PLC	2,322,190	8,770,063
BG Group PLC	680,185	15,779,399
BHP Billiton PLC	423,302	12,961,758
BP PLC	3,800,644	28,387,032
British American Tobacco PLC	394,730	19,934,149
British Land Company PLC	169,274	1,299,756
British Sky Broadcasting Group PLC	228,179	2,465,956
BT Group PLC	1,558,097	5,634,667
Bunzl PLC	66,269	1,063,823
Burberry Group PLC	87,910	2,103,517
Capita PLC	122,941	1,440,134
Capital Shopping Centres Group PLC	112,072	594,324
Carnival PLC	36,226	1,158,400
Centrica PLC	1,036,774	5,253,218
Cobham PLC	216,192	791,785
Compass Group PLC	380,752	3,990,349
Diageo PLC	500,723	12,056,911
Eurasian Natural Resources Corp.	51,621	488,762
G4S PLC	282,714	1,231,748
GKN PLC	311,313	1,028,317
GlaxoSmithKline PLC	1,011,721	22,592,085
Hammerson PLC	142,595	948,314
HSBC Holdings PLC	3,581,085	31,787,143
ICAP PLC	110,476	694,297
Imperial Tobacco Group PLC	202,011	8,190,003
Inmarsat PLC	89,794	661,005
Intercontinental Hotels Group PLC	58,208	1,351,318
International Consolidated Airlines
Group SA (London) (I)	185,958	535,381
International Power PLC	306,270	1,983,193
Intertek Group PLC	32,100	1,288,622
Invensys PLC	162,795	519,102
Investec PLC	107,654	659,479
ITV PLC	740,493	1,045,655
J Sainsbury PLC	244,589	1,217,535
Johnson Matthey PLC	43,028	1,624,135
Kazakhmys PLC	42,598	620,214
Kingfisher PLC	473,845	2,323,429
Land Securities Group PLC	155,858	1,801,718
Legal & General Group PLC	1,176,945	2,461,889
Lloyds Banking Group PLC (I)	8,264,495	4,444,171
London Stock Exchange Group PLC	29,894	494,574

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lonmin PLC, ADR	32,491	$532,186
Man Group PLC	370,325	800,353
Marks & Spencer Group PLC	317,730	1,925,110
National Grid PLC	713,408	7,198,227
Next PLC	34,534	1,646,260
Old Mutual PLC	1,114,568	2,828,567
Pearson PLC	163,473	3,054,048
Petrofac, Ltd.	51,984	1,449,283
Prudential PLC	510,652	6,108,795
Reckitt Benckiser Group PLC	124,119	7,020,042
Reed Elsevier PLC	243,870	2,160,757
Resolution, Ltd.	275,870	1,153,460
Rexam PLC	175,766	1,202,925
Rio Tinto PLC	274,927	15,239,629
Rolls-Royce Holdings PLC (I)	375,242	4,871,484
Royal Bank of Scotland Group PLC (I)	3,561,100	1,574,022
RSA Insurance Group PLC	707,714	1,184,493
SABMiller PLC	191,180	7,672,146
Schroders PLC	22,657	572,745
Scottish & Southern Energy PLC	188,066	3,995,973
Segro PLC	148,641	558,455
Serco Group PLC	99,586	863,739
Severn Trent PLC	47,608	1,175,258
Smith & Nephew PLC	179,066	1,816,312
Smiths Group PLC	78,678	1,325,220
Standard Chartered PLC	477,270	11,901,346
Standard Life PLC	471,760	1,733,927
Subsea 7 SA (I)	56,406	1,495,997
Tate & Lyle PLC	93,720	1,056,707
Tesco PLC	1,606,898	8,479,976
The Sage Group PLC	263,768	1,261,962
The Weir Group PLC	42,359	1,194,602
TUI Travel PLC	100,841	316,366
Tullow Oil PLC	181,305	4,425,543
Unilever PLC	257,231	8,491,374
United Utilities Group PLC	136,622	1,314,303
Vedanta Resources PLC	23,965	470,226
Vodafone Group PLC	10,076,206	27,821,704
Whitbread PLC	35,531	1,047,677
WM Morrison Supermarket PLC	434,787	2,071,934

		403,911,793
United States - 0.2%
Meggitt PLC	155,988	1,007,281
Sims Metal Management, Ltd.	33,228	506,674
Synthes, Inc. (S)	13,087	2,271,185
Thomson Reuters Corp.	32,567	941,186

		4,726,326

TOTAL COMMON STOCKS (Cost $1,802,984,928)		$2,086,556,454

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Bayerische Motoren Werke (BMW) AG	10,459	621,192
Henkel AG & Company KGaA	35,713	2,616,666
Porsche Automobil Holding SE	30,690	1,811,179
ProSiebenSat.1 Media AG	15,347	394,412
RWE AG	7,815	343,567
Volkswagen AG	28,986	5,102,103

		10,889,119

TOTAL PREFERRED SECURITIES (Cost $6,806,426)		$10,889,119

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.9%
United States - 0.9%
Vanguard MSCI EAFE ETF (L)	562,962	19,157,597

TOTAL INVESTMENT COMPANIES (Cost $18,980,702)		$19,157,597

RIGHTS - 0.0%
Banco Popular Espanol SA (Expiration Date:
04/11/2012, Strike Price: EUR 0.10) (I)(L)	85,900	4,239
Peugeot SA (Strike Price: EUR 8.27) (I)(L)(N)	27,419	91,422

TOTAL RIGHTS (Cost $4,518)		$95,661

STAPLED UNITS - 0.0%
Hong Kong - 0.0%
HKT Trust and HKT, Ltd. (I)	17,413	13,633

TOTAL STAPLED UNITS (Cost $12,833)		$13,633

SECURITIES LENDING COLLATERAL - 7.9%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	17,112,812	171,275,292

TOTAL SECURITIES LENDING
COLLATERAL (Cost $171,266,928)		$171,275,292

SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bill 0.045%, 05/03/2012 *	$14,800,000	$14,799,316
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp. 0.040%,
04/16/2012 *	100,000	99,998

TOTAL SHORT-TERM INVESTMENTS (Cost $14,899,314)		$14,899,314

Total Investments (International Index Trust)
(Cost $2,014,955,649) - 107.1%		$2,302,887,070
Other assets and liabilities, net - (7.1%)		(153,449,058)

TOTAL NET ASSETS - 100.0%		$2,149,438,012

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.4%
Argentina - 2.3%
Arcos Dorados Holdings, Inc., Class A	197,521	$3,573,155
MercadoLibre, Inc.	63,535	6,213,088

		9,786,243
Belgium - 2.0%
Anheuser-Busch InBev NV	119,155	8,682,559
Brazil - 3.3%
BR Malls Participacoes SA	478,200	6,232,095
OGX Petroleo e Gas Participacoes SA (I)	929,200	7,686,280

		13,918,375
Canada - 4.0%
Canadian National Railway Company	131,643	10,456,403
IMAX Corp. (I)	102,635	2,508,399
Pacific Rubiales Energy Corp.	140,186	4,095,463

		17,060,265
China - 3.4%
Baidu, Inc., ADR (I)	72,251	10,532,028

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
CNOOC, Ltd.	1,887,500	$3,858,557

		14,390,585
Denmark - 3.0%
Novo Nordisk A/S	60,919	8,449,043
Novozymes A/S, B shares	146,321	4,264,454

		12,713,497
France - 4.6%
Pernod-Ricard SA	42,663	4,460,204
Publicis Groupe SA	78,407	4,320,410
Schneider Electric SA	97,375	6,357,918
Unibail-Rodamco SE	21,842	4,369,616

		19,508,148
Germany - 4.4%
Adidas AG	80,945	6,319,535
Bayerische Motoren Werke (BMW) AG	88,403	7,949,249
Infineon Technologies AG	434,487	4,441,079

		18,709,863
Hong Kong - 5.6%
Belle International Holdings, Ltd.	3,322,000	5,971,520
China Unicom Hong Kong, Ltd.	6,188,000	10,357,766
Hang Lung Properties, Ltd.	1,980,000	7,278,191

		23,607,477
India - 0.9%
ICICI Bank, Ltd., ADR	105,964	3,694,965
Ireland - 6.2%
Accenture PLC, Class A	137,157	8,846,627
CRH PLC (London Exchange)	307,735	6,315,801
Experian PLC	278,290	4,335,788
Shire PLC	216,568	6,894,133

		26,392,349
Israel - 1.3%
Check Point Software Technologies, Ltd. (I)	84,460	5,391,926
Japan - 12.0%
Canon, Inc.	186,400	8,888,465
FANUC Corp.	46,600	8,375,338
Honda Motor Company, Ltd.	282,400	10,855,289
Hoya Corp.	184,700	4,154,528
Marubeni Corp.	785,000	5,689,770
Rakuten, Inc.	6,454	6,786,639
Sumitomo Realty &
Development Company, Ltd.	239,000	5,829,746

		50,579,775
Luxembourg - 2.6%
Millicom International Cellular SA, ADR	95,459	10,827,389
Mexico - 1.1%
Wal-Mart de Mexico SAB de CV	1,355,200	4,547,416
Netherlands - 7.0%
ASML Holding NV	137,155	6,843,107
LyondellBasell Industries NV, Class A	192,770	8,414,411
Sensata Technologies Holding NV (I)	253,709	8,494,177
Yandex Nv, Class A (I)	135,811	3,649,242
Ziggo NV	73,067	2,279,342

		29,680,279
South Korea - 2.2%
Samsung Electronics Company, Ltd.	8,186	9,218,747
Spain - 1.6%
Inditex SA	72,924	6,983,340

225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden - 0.6%
Elekta AB, Series B	46,842	$2,371,783
Switzerland - 11.4%
Julius Baer Group, Ltd. (I)	266,007	10,743,923
Nestle SA	174,157	10,960,525
Roche Holdings AG	60,882	10,599,966
The Swatch Group AG, BR Shares	18,031	8,312,576
Xstrata PLC	448,909	7,687,812

		48,304,802
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	569,402	8,700,463
United Kingdom - 11.4%
ARM Holdings PLC	492,872	4,652,564
British Sky Broadcasting Group PLC	964,122	10,419,374
Reed Elsevier PLC	479,614	4,249,516
Rolls-Royce Holdings PLC (I)	321,726	4,176,726
Standard Chartered PLC	429,846	10,718,767
The Weir Group PLC	168,365	4,748,205
Tullow Oil PLC	370,865	9,052,586

		48,017,738
United States - 4.4%
Citigroup, Inc.	198,088	7,240,116
Perrigo Company	28,908	2,986,485
Wynn Resorts, Ltd.	66,313	8,281,167

		18,507,768

TOTAL COMMON STOCKS (Cost $374,620,689)		$411,595,752

Total Investments (International Opportunities Trust)
(Cost $374,620,689) - 97.4%		$411,595,752
Other assets and liabilities, net - 2.6%		11,149,403

TOTAL NET ASSETS - 100.0%		$422,745,155

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Australia - 7.6%
Acrux, Ltd. (I)	21,395	$88,231
Adelaide Brighton, Ltd.	17,621	52,968
Aditya Birla Minerals, Ltd.	16,006	11,866
AED Oil, Ltd. (I)	17,758	2,667
AJ Lucas Group, Ltd. (I)	6,337	7,289
Alesco Corp., Ltd.	8,274	13,813
Alkane Resources, Ltd. (I)	432	656
Alkane Resources, Ltd. (I)	4,321	6,561
Alliance Resources, Ltd. (I)	22,348	6,425
Allied Gold Mining PLC (I)	3,319	6,320
Amalgamated Holdings, Ltd.	8,898	57,226
Ansell, Ltd.	10,992	169,350
APN News & Media, Ltd.	27,123	25,434
Arafura Resources, Ltd. (I)	20,511	6,593
ARB Corp., Ltd.	6,954	66,377
Aristocrat Leisure, Ltd.	27,834	87,112
ASG Group, Ltd.	14,304	12,298
Aurora Oil and Gas, Ltd. (I)	34,600	135,538
Ausdrill, Ltd.	37,368	163,023
Ausenco, Ltd.	7,289	32,731
Austal, Ltd.	12,187	23,609

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Austar United Communications, Ltd. (I)	68,790	$103,335
Austbrokers Holdings, Ltd.	4,308	30,216
Austin Engineering, Ltd.	7,179	37,485
Australian Agricultural Company, Ltd. (I)	12,266	16,583
Australian Infrastructure Fund	47,965	113,362
Australian Worldwide Exploration, Ltd.	36,008	74,443
Automotive Holdings Group	33,552	82,741
Avexa, Ltd. (I)	96,403	3,104
Bandanna Energy, Ltd. (I)	1,544	1,232
Bank of Queensland, Ltd.	1,731	13,058
Beach Energy, Ltd. (I)	15,031	22,898
Beach Energy, Ltd.	120,303	183,269
Beadell Resources, Ltd. (I)	37,445	26,277
Billabong International, Ltd. (L)	8,412	24,196
Biota Holdings, Ltd. (I)	13,694	14,199
Blackmores, Ltd.	1,346	38,426
Bradken, Ltd.	10,103	89,899
Brickworks, Ltd.	1,798	20,058
BT Investment Management, Ltd.	3,141	7,203
Buru Energy, Ltd. (I)	31,343	105,160
Cabcharge Australia, Ltd.	9,047	56,548
Cape Lambert Iron Ore, Ltd. (I)	61,857	34,293
Cardno, Ltd.	3,023	21,898
Carnarvon Petroleum, Ltd. (I)	44,251	5,962
Carsales.com.au, Ltd. (L)	7,284	41,889
Centamin PLC (I)	88,755	97,758
Centrex Metals, Ltd. (I)	12,831	3,735
Chandler Macleod, Ltd.	23,343	10,911
Citigold Corp., Ltd. (I)	12,839	880
Clough, Ltd.	20,047	17,447
Coal of Africa, Ltd. (I)	28,467	27,151
Coalspur Mines, Ltd. (I)	22,551	38,561
Cockatoo Coal, Ltd. (I)	84,085	33,110
Coffey International, Ltd. (I)	25,659	17,499
Compass Resources, Ltd. (I)	15,577	0
Consolidated Media Holdings, Ltd.	18,638	56,194
CSG, Ltd.	23,845	15,796
CSR, Ltd.	40,665	75,864
CuDeco, Ltd. (I)	8,580	30,862
Cue Energy Resources, Ltd. (I)	5,000	1,505
Customers, Ltd.	7,612	7,277
Deep Yellow, Ltd. (I)	57,118	6,223
Devine, Ltd.	8,467	6,087
Discovery Metals, Ltd. (I)	22,724	37,583
DUET Group	26,463	49,897
DuluxGroup, Ltd.	21,139	65,279
DWS Advanced Business Solutions, Ltd.	12,684	18,723
Dyesol, Ltd. (I)	14,530	2,866
Elders, Ltd. (I)	48,521	11,564
Emeco Holdings, Ltd.	61,822	69,223
Energy World Corp., Ltd. (I)	75,962	61,791
Envestra, Ltd.	81,962	65,836
Evolution Mining, Ltd. (I)	26,424	47,834
Fantastic Holdings, Ltd.	4,687	12,383
FKP Property Group, Ltd.	71,930	36,890
Fleetwood Corp., Ltd.	5,028	63,826
FlexiGroup, Ltd.	15,968	38,173
Flinders Mines, Ltd. (I)	102,814	31,963
Focus Minerals, Ltd. (I)	124,710	6,591
Gascoyne Resources, Ltd. (I)	2,573	601
Gindalbie Metals, Ltd. (I)	45,437	29,204
Goodman Fielder, Ltd. (I)	209,597	149,973
GrainCorp., Ltd.	12,585	117,999
Grange Resources Corp., Ltd.	101,992	70,289
Gryphon Minerals, Ltd. (I)	15,128	16,941

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
GUD Holdings, Ltd.	6,130	$52,210
Gujarat NRE Coking Coal, Ltd. (I)	3,510	619
Gunns, Ltd. (I)(L)	91,122	15,102
GWA International, Ltd.	18,833	42,025
Hastie Group, Ltd. (I)	2,492	685
Hillgrove Resources Ltd. (I)	71,641	18,561
Hills Industries, Ltd.	29,039	32,336
Horizon Oil, Ltd. (I)	90,132	29,902
Icon Energy, Ltd. (I)	53,263	16,665
iiNET, Ltd.	7,036	22,072
Imdex, Ltd.	15,820	49,875
IMFAustralia, Ltd.	10,109	14,309
Independence Group NL	16,664	68,390
Indophil Resources NL (I)	145,281	64,786
Industrea, Ltd.	28,662	30,440
Infigen Energy (I)	81,696	20,381
Integra Mining, Ltd. (I)	58,809	31,402
International Ferro Metals, Ltd. (I)	24,339	6,224
Intrepid Mines, Ltd. (I)	32,053	24,430
Invocare, Ltd.	7,061	58,629
IOOF Holdings, Ltd.	18,395	110,199
Iress Market Technology, Ltd.	5,989	43,439
Ivanhoe Australia, Ltd. (I)	6,152	9,689
JB Hi-Fi, Ltd. (L)	5,227	59,380
Kagara, Ltd. (I)	48,216	8,498
Karoon Gas Australia, Ltd. (I)	6,513	43,949
Kingsgate Consolidated, Ltd.	8,151	54,119
Linc Energy, Ltd. (I)	22,798	27,186
M2 Telecommunications Group, Ltd.	10,638	39,897
Macmahon Holdings, Ltd.	67,462	60,211
Matrix Composites & Engineering, Ltd.	1,943	7,188
McMillan Shakespeare, Ltd.	4,446	50,908
McPherson’s, Ltd.	1,735	0
McPherson’s, Ltd.	6,941	15,173
Medusa Mining, Ltd.	7,559	39,524
Mermaid Marine Australia, Ltd.	14,850	50,167
Metals X, Ltd. (I)	140,431	34,254
Mincor Resources NL	19,890	14,014
Mineral Deposits, Ltd. (I)	4,722	30,755
Mirabela Nickel, Ltd. (I)	38,240	22,390
Molopo Energy, Ltd. (I)	5,287	3,599
Mount Gibson Iron, Ltd.	10,942	12,701
Murchison Metals, Ltd. (I)(L)	28,318	13,645
Myer Holdings, Ltd. (L)	45,216	109,635
Navitas, Ltd.	49,299	181,390
Nexus Energy, Ltd. (I)	112,125	25,569
NIB Holdings, Ltd.	43,000	66,298
Nido Petroleum, Ltd. (I)	140,525	9,175
Norton Gold Fields, Ltd. (I)	60,831	12,061
NRW Holdings, Ltd.	18,377	79,034
Nufarm, Ltd.	8,958	44,597
Oakton, Ltd.	7,538	9,777
OceanaGold Corp. (I)	21,200	56,961
OrotonGroup, Ltd.	3,034	26,212
Otto Energy, Ltd. (I)	63,569	9,221
Pacific Brands, Ltd.	68,225	43,212
Pan Pacific Petroleum NL (I)	39,039	6,472
Panoramic Resources, Ltd.	21,653	25,022
PaperlinX, Ltd. (I)	67,848	5,626
Peet, Ltd. (I)	9,595	8,450
Perilya, Ltd. (I)	61,419	28,646
Perpetual, Ltd.	2,322	61,094
Perseus Mining, Ltd. (I)	29,724	72,441
Pharmaxis, Ltd. (I)	25,383	34,582
Photon Group, Ltd. (I)	90,032	4,108

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
PMP, Ltd.	32,750	$11,703
Premier Investments, Ltd.	4,278	24,801
Primary Health Care, Ltd.	38,104	112,895
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	33,746
Ramelius Resources, Ltd. (I)	2,953	2,619
REA Group, Ltd.	10,039	144,037
Reckon, Ltd.	11,034	25,376
Redflex Holdings, Ltd.	3,279	6,935
Regis Resources, Ltd. (I)	21,459	90,768
Resolute Mining, Ltd. (I)	56,262	105,022
Resource Generation, Ltd. (I)	9,069	4,463
Retail Food Group, Ltd.	5,468	15,069
Ridley Corp., Ltd.	19,156	23,251
Roc Oil Company, Ltd. (I)	64,961	26,923
SAI Global, Ltd.	14,082	73,011
Sandfire Resources Nl (I)	3,643	29,787
Santos, Ltd.	681	10,070
Saracen Mineral Holdings, Ltd. (I)	15,052	8,737
Sedgman, Ltd.	11,057	28,189
ServCorp, Ltd.	5,074	14,944
Sigma Pharmaceuticals, Ltd.	207,664	135,698
Silex Systems, Ltd. (I)	7,499	29,079
Silver Lake Resources, Ltd. (I)	20,261	71,634
Sirtex Medical, Ltd.	2,941	15,873
Skilled Group, Ltd.	2,882	6,985
SMS Management & Technology, Ltd.	3,796	22,586
Southern Cross Media Group, Ltd.	58,632	80,520
Spark Infrastructure Group	94,859	146,952
Specialty Fashion Group, Ltd. (I)	12,034	5,922
Spotless Group, Ltd.	11,579	28,233
St. Barbara, Ltd. (I)	30,394	65,118
Straits Metals, Ltd. (I)	26,265	16,869
Strike Resources, Ltd. (I)	14,267	2,950
STW Communications Group, Ltd.	23,084	23,893
Sundance Resources, Ltd. (I)	164,268	76,584
Super Cheap Auto Group, Ltd.	6,802	53,764
Talent2 International, Ltd. (I)	3,808	1,756
Technology One, Ltd.	17,402	20,989
Ten Network Holdings, Ltd. (I)	43,938	36,649
TFS Corp., Ltd.	19,836	11,324
Thakral Holdings Group, Ltd.	84,502	45,983
The Reject Shop, Ltd.	2,561	32,123
Tiger Resources, Ltd. (I)	50,647	19,434
Tox Free Solutions, Ltd.	8,380	24,652
TPG Telecom, Ltd.	42,347	78,122
Transfield Services, Ltd.	40,071	103,124
Transpacific Industries Group, Ltd. (I)	18,498	14,955
Troy Resources NL	6,603	31,537
UXC, Ltd.	17,598	10,694
Village Roadshow, Ltd.	23,279	78,147
Virgin Australia Holdings, Ltd. (I)	359,466	1,862
Virgin Australia Holdings, Ltd. (I)	359,466	171,333
Watpac, Ltd.	11,170	11,285
Webjet, Ltd.	10,889	36,669
Western Areas NL (L)	7,786	43,732
White Energy Company, Ltd. (I)	9,845	3,980
Wide Bay Australia, Ltd.	607	4,403
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd. (L)	6,934	32,978

		8,256,358
Austria - 0.9%
Austria Technologie & Systemtechnik AG	217	2,647

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Austriamicrosystems AG	1,784	$127,119
BWT AG	474	8,665
CA Immobilien Anlagen AG (I)	722	8,256
Cat Oil AG	3,036	25,311
EVN AG	1,566	21,069
Flughafen Wien AG	1,080	42,178
Frauenthal Holdings AG	179	2,363
Intercell AG (I)	3,233	11,696
Kapsch Trafficcom AG	191	16,171
Lenzing AG	51	5,531
Mayr-Melnhof Karton AG	551	55,477
Oesterreichische Post AG	4,652	161,918
Palfinger AG	1,137	28,701
RHI AG	2,979	75,670
Rosenbauer International AG	174	8,957
S IMMO AG (I)	1,298	7,770
S&T System Integration & Technology
Distribution AG (I)	495	1,320
Schoeller-Bleckmann Oilfield Equipment AG	1,435	132,406
Semperit AG Holding	128	5,491
Wienerberger AG	8,352	98,118
Zumtobel AG	5,975	84,348

		931,182
Belgium - 1.2%
Ackermans & Van Haaren NV	1,939	164,203
AGFA Gevaert NV (I)	43,110	76,449
Arseus NV	1,641	26,847
Banque Nationale de Belgique	9	30,609
Barco NV	780	56,344
Compagnie d’Entreprises CFE	687	43,845
Compagnie Maritime Belge SA	1,387	33,003
D’ieteren SA	3,844	178,710
Deceuninck Plastics NV (I)	7,720	14,104
Devgen (I)	964	7,073
Econocom Group SA	1,236	27,694
Elia System Operator SA/NV	3,207	113,287
Euronav NV (I)	2,340	21,212
EVS Broadcast Equipment SA	811	42,084
Exmar NV	836	7,211
Galapagos NV (I)	2,443	39,426
Gimv NV	22	1,123
Kinepolis Group NV (I)	719	67,159
Melexis NV	1,922	33,860
Nyrstar (I)	13,851	115,314
Sipef SA	356	33,509
Tessenderlo Chemie NV	1,465	45,134
ThromboGenics NV (I)	1,612	53,578
Van De Velde NV (I)	356	19,939

		1,251,717
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	193,243
Golden Ocean Group, Ltd. (I)	34,000	31,011
Hardy Underwriting Bermuda, Ltd. (I)	3,161	13,991
Hiscox, Ltd.	23,931	151,654
Lancashire Holdings, Ltd.	13,824	173,623

		563,522
Canada - 10.5%
5N Plus, Inc. (I)	3,515	12,827
Aastra Technologies, Ltd	2,000	43,110
Absolute Software Corp. (I)	3,900	24,437
Advantage Oil & Gas, Ltd. (I)	19,100	64,149
Aecon Group, Inc.	5,300	70,192
AEterna Zentaris, Inc. (I)	5,900	12,658

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
AG Growth International, Inc.	1,100	$45,998
AGF Management, Ltd.	6,400	99,325
Akita Drilling, Ltd.	1,500	15,565
Alexco Resource Corp. (I)	4,800	33,686
Algonquin Power & Utilities Corp.	8,400	48,845
Alliance Grain Traders, Inc.	1,218	18,707
Alterra Power Corp. (I)	15,708	9,606
Altius Minerals Corp. (I)	3,100	35,617
Anderson Energy, Ltd. (I)	8,700	4,972
Angle Energy, Inc. (I)	5,300	29,968
Antrim Energy, Inc. (I)	15,500	14,918
Argosy Energy, Inc. (I)	26	30
Astral Media, Inc.	4,349	211,597
Atrium Innovations, Inc. (I)	2,400	27,622
ATS Automation Tooling Systems, Inc. (I)	8,247	73,834
Augusta Resource Corp. (I)	8,429	23,070
Aura Minerals, Inc. (I)	10,300	10,636
Aurizon Mines, Ltd. (I)	14,000	68,495
Avalon Rare Metals, Inc. (I)(L)	5,100	15,288
Avion Gold Corp. (I)	22,909	23,427
B2Gold Corp. (I)	16,306	69,968
Bankers Petroleum, Ltd. (I)	23,800	98,307
Bellatrix Exploration, Ltd. (I)	6,720	35,438
Bioteq Environment Technologies, Inc. (I)	500	88
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)(L)	9,700	70,505
Bird Construction, Inc. (L)	1,500	22,558
Black Diamond Group, Ltd.	2,750	54,810
BlackPearl Resources, Inc. (I)	24,200	102,385
BMTC Group, Inc., Class A (I)	500	9,579
Bonterra Energy Corp.	1,500	73,282
Boralex, Inc. (I)	2,500	20,427
Brigus Gold Corp. (I)	14,000	10,667
Burcon NutraScience Corp. (I)	2,500	15,250
Calfrac Well Services, Ltd.	2,100	58,740
Calvalley Petroleums, Inc. (I)	10,640	18,134
Canaccord Financial, Inc. (L)	1,071	8,654
Canaccord Financial, Inc.	5,300	44,102
Canada Bread Company, Ltd.	2,160	102,862
Canadian Energy Services & Technology Corp.	4,701	55,378
Canam Group, Inc. (I)	4,200	21,138
Canfor Corp. (I)	16,240	192,122
Canfor Pulp Products, Inc.	2,715	40,938
Cangene Corp. (I)	100	185
Capstone Infrastructure Corp.	4,454	18,531
Capstone Mining Corp. (I)	23,967	68,000
Cardero Resource Corp. (I)	7,100	8,257
Cardiome Pharma Corp. (I)	6,200	4,475
Carpathian Gold, Inc. (I)	24,200	10,311
Cascades, Inc.	6,800	28,633
CCL Industries, Inc.	3,600	131,736
CE Franklin, Ltd. (I)	614	5,971
Celestica, Inc. (I)	17,900	172,100
Celtic Exploration, Ltd. (I)	189	2,755
Cequence Energy, Ltd. (I)	2,335	3,090
China Gold
International Resources Corp., Ltd. (I)	12,500	61,657
Chinook Energy, Inc. (I)	3,544	5,152
Churchill Corp.	1,600	24,527
Cineplex, Inc.	4,462	127,939
Clarke, Inc. (I)	2,800	11,369
Claude Resources, Inc. (I)	10,900	11,911
Cline Mining Corp. (I)(L)	9,200	13,928
CML Healthcare, Inc.	7,000	74,390
Cogeco, Inc.	45	2,447

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Colabor Group, Inc.	649	$5,023
Colossus Minerals, Inc. (I)	4,300	23,581
COM DEV International, Ltd. (I)	8,800	18,086
Compton Petroleum Corp. (I)	109	434
Computer Modelling Group, Ltd.	1,060	16,897
Connacher Oil and Gas, Ltd. (I)	52,700	50,721
Constellation Software, Inc.	1,300	116,322
Contrans Group, Inc., Class A	2,800	25,517
Corridor Resources, Inc. (I)	4,930	4,152
Corus Entertainment, Inc. (L)	6,482	154,341
Cott Corp. (I)	8,900	58,712
Crew Energy, Inc. (I)	11,300	107,851
Davis & Henderson Corp.	4,533	84,075
Delphi Energy Corp. (I)	20,245	29,024
Denison Mines Corp. (I)	33,028	51,324
Diagnocure, Inc. (I)	800	634
DirectCash Payments, Inc.	500	10,642
Dorel Industries, Inc., Class B	3,200	91,273
Duluth Metals, Ltd. (I)	8,700	19,799
Dundee Precious Metals, Inc. (I)	11,000	100,356
Eastern Platinum, Ltd. (I)	140,500	56,344
Eastmain Resources, Inc. (I)	7,100	8,898
Easyhome, Ltd.	1,446	10,800
Eco Oro Minerals Corp. (I)	7,400	20,031
Enbridge Income Fund Holdings, Inc.	1,765	37,868
Endeavour Silver Corp. (I)	5,307	50,279
Enerflex, Ltd.	4,700	52,775
Enghouse Systems, Ltd.	600	8,421
Entree Gold, Inc. (I)	7,400	9,274
Equitable Group, Inc.	400	11,485
Essential Energy Services, Ltd.	3,768	8,840
Evertz Technologies, Ltd.	1,712	24,870
Exco Technologies, Ltd.	2,900	13,810
Exeter Resource Corp. (I)	230	634
Fairborne Energy, Ltd. (I)	8,600	18,968
Firm Capital Mortgage Investment Corp.	1,100	14,535
First Majestic Silver Corp (I)	2,400	39,942
First National Financial Corp.	700	10,709
FirstService Corp. (I)	2,400	73,580
Flint Energy Services, Ltd. (I)	3,996	99,835
Forsys Metals Corp. (I)	400	409
Fortress Paper, Ltd. (I)	900	25,878
Fortuna Silver Mines, Inc. (I)	6,199	27,967
Fortune Minerals, Ltd. (I)	2,450	2,309
Gamehost, Inc.	100	1,177
Garda World Security Corp. (I)	4,900	44,507
Genivar, Inc.	1,373	36,188
Geomark Exploration, Inc.	24	19
Glacier Media, Inc.	6,100	14,739
Glentel, Inc.	1,400	25,194
Gluskin Sheff & Associates, Inc.	1,300	19,420
GMP Capital, Inc.	2,980	22,407
Gran Tierra Energy, Inc. (I)	19,353	122,042
Great Canadian Gaming Corp. (I)	3,900	31,514
Great Panther Silver, Ltd. (I)	14,100	31,665
Guide Exploration, Ltd., Class A (I)	9,800	21,615
Guyana Goldfields, Inc. (I)	6,600	22,630
Hanfeng Evergreen, Inc. (I)	200	559
Harry Winston Diamond Corp. (I)	7,361	108,336
Heroux-Devtek, Inc. (I)	1,600	14,212
High River Gold Mines, Ltd. (I)	2,191	2,636
Home Capital Group, Inc.	2,200	111,031
Horizon North Logistics, Inc.	5,748	36,017
IBI Group, Inc.	900	13,399
IMAX Corp. (I)	7,214	175,821

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Imperial Metals Corp. (I)	4,600	$76,924
Innergex Renewable Energy, Inc.	5,584	58,726
Insignia Energy, Ltd. (I)	3,910	3,685
International Forest Products, Ltd. (I)	2,050	9,680
International Tower Hill Mines, Ltd. (I)	2,300	9,869
Intertape Polymer Group, Inc. (I)	4,500	21,204
Isotechnika Pharma, Inc. (I)	3,200	369
Ivanhoe Energy, Inc. (I)	25,500	27,610
Just Energy Group, Inc.	11,140	154,125
K-Bro Linen, Inc.	600	13,360
KAB Distribution, Inc. (I)	7,076	3
Katanga Mining, Ltd. (I)	87,256	91,853
Keegan Resources, Inc. (I)	6,600	25,012
Killam Properties Inc.	3,456	42,514
Kimber Resources, Inc. (I)	250	231
Kingsway Financial Services, Inc. (I)	8,100	6,253
Kirkland Lake Gold, Inc. (I)	3,800	54,936
La Mancha Resources, Inc. (I)	14,200	45,271
Lake Shore Gold Corp. (I)	24,100	24,886
Laurentian Bank of Canada	2,814	130,903
Le Chateau, Inc. (I)	1,700	2,250
Legacy Oil & Gas, Inc. (I)	6,969	64,698
Leisureworld Senior Care Corp.	1,555	19,082
Leon’s Furniture, Ltd.	5,826	70,675
Linamar Corp.	4,251	91,801
MacDonald Dettwiler & Associates, Ltd.	1,825	83,103
MAG Silver Corp. (I)	3,500	35,440
Major Drilling Group International	6,900	114,487
Manitoba Telecom Services, Inc.	1,231	43,121
Maple Leaf Foods, Inc.	8,000	95,363
Martinrea International, Inc. (I)	8,593	91,319
Maxim Power Corp. (I)	4,800	10,683
Mega Uranium, Ltd. (I)	24,000	7,459
Mercator Minerals, Ltd. (I)	19,100	25,659
Midway Energy, Ltd. (I)	6,090	26,803
Migao Corp. (I)(L)	3,000	9,414
Minefinders Corp. (I)	4,374	61,261
Minera Andes Acquisition Corp. (I)	11,250	49,627
Miranda Technologies, Inc. (I)	3,285	41,497
Mood Media Corp. (I)	6,130	23,354
Morneau Shepell, Inc.	3,098	36,184
Mullen Group, Ltd.	3,323	69,828
NAL Energy Corp. (L)	11,580	92,296
Nautilus Minerals, Inc. (I)	30,600	77,616
Neo Material Technologies, Inc. (I)	6,500	73,116
Newalta, Inc.	5,900	88,667
NGEx Resources, Inc. (I)	7,821	19,602
Norbord, Inc. (I)	940	10,838
Nordion, Inc.	14,178	137,594
North American Palladium, Ltd. (I)	7,400	19,660
Northern Dynasty Minerals, Ltd. (I)	3,500	21,334
Northland Power, Inc.	4,876	84,277
Noveko International, Inc. (I)	2,600	691
NuVista Energy, Ltd. (I)	9,573	35,415
Oncolytics Biotech, Inc. (I)	4,590	19,373
Open Range Energy Corp. (I)	3,700	4,451
Paladin Labs, Inc. (I)	700	28,044
Pason Systems, Inc.	6,600	92,901
Peregrine Diamonds, Ltd. (I)	12,400	8,081
Perpetual Energy, Inc. (I)	1,456	1,095
Petrobank Energy & Resources, Ltd. (I)	678	10,753
PHX Energy Services Corp.	700	7,151
Pilot Gold, Inc. (I)	3,109	5,642
Platinum Group Metals, Ltd. (I)	5,000	7,269
Polymet Mining Corp. (I)	7,903	9,112

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Poseidon Concepts Corp. (L)	3,270	$45,963
Premium Brands Holdings Corp.	1,400	24,549
Pulse Seismic, Inc.	5,782	13,159
Pure Energy Services, Ltd.	1,400	10,990
QLT, Inc. (I)	100	702
Queenston Mining, Inc. (I)	5,961	26,774
Questerre Energy Corp. (I)	37,200	27,225
Reitmans Canada, Ltd.	154	2,426
Reitmans Canada, Ltd., Class A	7,000	106,953
Resverlogix Corp. (I)	3,400	6,067
Richelieu Hardware, Ltd.	1,400	42,107
Richmont Mines, Inc. (I)	2,000	15,580
RMP Energy, Inc. (I)	4,700	10,602
Rogers Sugar, Inc.	4,094	23,313
RONA, Inc.	10,343	97,369
RS Technologies, Inc. (I)	152	15
Rubicon Minerals Corp. (I)	15,700	51,470
Russel Metals, Inc.	7,189	193,014
Sabina Gold & Silver Corp. (I)	2,375	6,643
San Gold Corp. (I)	15,200	22,096
Sandvine Corp. (I)	11,600	18,259
Savanna Energy Services Corp.	4,594	36,109
Scorpio Mining Corp. (I)	8,900	11,303
Seabridge Gold, Inc. (I)	3,200	63,939
Secure Energy Services, Inc. (I)	3,037	23,962
Shawcor, Ltd., Class A	4,900	154,253
Sherritt International Corp. (L)	23,100	125,985
Shore Gold, Inc. (I)	22,600	6,571
Sierra Wireless, Inc. (I)	3,200	23,676
Silver Standard Resources, Inc. (I)	6,000	90,350
Softchoice Corp. (I)	500	6,767
Southern Pacific Resource Corp. (I)	14,216	23,374
SouthGobi Energy Resources, Ltd. (I)	4,900	32,521
Sprott Resource Corp. (I)	9,300	37,388
Sprott Resource Lending Corp.	9,200	15,034
Sprott, Inc.	5,300	32,944
Stantec, Inc. (L)	4,700	149,842
Starfield Resources, Inc. (I)	37,000	925
Stella-Jones, Inc.	100	4,231
SunOpta, Inc. (I)	6,708	37,056
Superior Plus Corp.	8,000	59,672
Tanzanian Royalty Exploration Corp. (I)(L)	7,400	38,504
Taseko Mines, Ltd. (I)	25,500	89,989
Teranga Gold Corp., ADR (I)	12,432	28,227
The Cash Store Financial Services, Inc.	2,451	14,228
The Descartes Systems Group, Inc. (I)	6,000	52,333
The North West Company, Inc.	2,751	61,642
Theratechnologies, Inc. (I)	3,586	7,298
Timminco, Ltd. (I)	8,700	1,308
TLC Vision Corp. (I)	3,400	3
TMX Group, Inc. (I)	2,582	115,969
Toromont Industries, Ltd.	4,700	108,989
Torstar Corp.	6,800	73,423
Total Energy Services, Inc. (L)	8,400	135,165
Transcontinental, Inc. (L)	5,983	74,799
TransForce, Inc.	7,918	133,362
Transglobe Energy Corp. (I)	5,600	67,821
Transition Therapeutics, Inc. (I)	2,700	4,791
Trinidad Drilling, Ltd. (L)	11,797	76,640
Twin Butte Energy, Ltd.	2,887	7,149
Uni-Select, Inc.	1,500	44,694
Valener, Inc.	690	10,632
Vecima Networks, Inc. (I)	2,779	9,807
Vero Energy, Inc.	8,900	24,627
Virginia Mines, Inc. (I)	600	5,865

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Vitran Corp., Inc. (I)	600	$4,758
Wajax Corp.	1,300	63,472
Webtech Wireless, Inc. (I)	1,700	494
Wesdome Gold Mines, Ltd.	8,000	11,870
West Fraser Timber Company, Ltd.	2,863	132,350
Westfire Energy, Ltd. (I)	2,803	14,472
Wi-LAN, Inc.	9,800	50,796
Winpak, Ltd.	200	2,869
Xtreme Coil Drilling Corp. (I)	3,452	10,832
YM Biosciences, Inc. (I)	8,152	15,201
Zargon Oil & Gas, Ltd.	1,173	16,981
ZCL Composites, Inc.	3,500	11,895

		11,333,562
Cayman Islands - 0.0%
Endeavour Mining Corp., ADR (I)	10,964	25,050
China - 0.1%
Bund Center Investment, Ltd. (I)	152,000	26,621
Sound Global, Ltd.	51,000	24,130
Sunvic Chemical Holdings, Ltd.	26,000	8,057

		58,808
Cyprus - 0.1%
Deep Sea Supply PLC (I)	11,000	24,814
Marfin Popular Bank PLC (I)	7,736	2,434
Songa Offshore SE (I)	14,000	49,375

		76,623
Denmark - 0.9%
ALK-Abello A/S	491	36,717
Alm Brand A/S (I)	5,370	11,061
Amagerbanken A/S (I)	25,580	0
Ambu A/S	7	188
Auriga Industries (I)	1,693	22,479
Bang & Olufsen A/S (I)	3,937	51,486
Bavarian Nordic A/S (I)	1,856	15,624
D/S Norden A/S	2,246	67,211
DFDS A/S	33	1,918
East Asiatic Company, Ltd. A/S	1,511	44,140
Genmab A/S (I)	3,300	27,344
GN Store Nord A/S	17,383	186,245
IC Companys A/S	807	16,904
Jyske Bank A/S (I)	30	951
Lan & Spar Bank A/S	225	11,090
NeuroSearch A/S (I)	1,867	3,346
Newcap Holding A/S (I)	7,100	861
NKT Holding A/S	1,339	61,095
Ostjydsk Bank A/S (I)	222	11,886
Ringkjoebing Landbobank A/S	386	48,469
Royal Unibrew A/S	750	52,180
Schouw & Company A/S	1,959	42,909
SimCorp A/S	537	93,841
Solar Holdings A/S	603	33,212
Spar Nord Bank A/S (I)	9,884	42,106
Sydbank A/S (I)	5,133	93,439
Thrane & Thrane A/S	413	28,184
Torm A/S (I)	199	116
Vestjysk Bank A/S (I)	155	695

		1,005,697
Finland - 2.5%
Alma Media OYJ	4,110	29,282
Amer Sports OYJ	22,062	288,087
Atria PLC	1,021	7,768
Cargotec Corp. OYJ	5,393	205,857
Cramo OYJ (L)	2,993	42,761

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Elektrobit Corp. (I)	2,752	$2,495
F-Secure OYJ	7,159	19,090
Finnair OYJ (I)	3,281	10,063
Finnlines OYJ (I)	4,379	40,892
Fiskars Corp.	3,512	70,245
HKScan OYJ	316	2,251
Huhtamaki OYJ	5,884	85,503
Ilkka-Yhtyma OYJ	1,535	13,985
KCI Konecranes OYJ	4,353	114,272
Kemira OYJ	8,272	109,709
Lannen Tehtaat OYJ	696	13,455
M-Real OYJ (I)	44,242	123,961
Olvi OYJ	1,172	27,307
Oriola-KD OYJ (L)	4,895	12,208
Orion OYJ, Series A	4,164	82,383
Orion OYJ, Series B (L)	10,789	213,266
Outotec OYJ	3,485	176,716
PKC Group OYJ	1,196	27,461
Poyry OYJ	2,864	22,908
Raisio OYJ	8,267	27,115
Ramirent OYJ	4,765	41,603
Rapala VMC OYJ	2,298	18,538
Rautaruukki OYJ (L)	6,695	70,208
Ruukki Group OYJ (I)	8,977	10,787
Scanfil PLC (I)	3,574	3,718
Sievi Capital PLC (I)	3,574	5,527
Stockmann OYJ Abp, Series B (L)	3,940	84,887
Tecnomen OYJ (I)	8,945	4,296
Tieto OYJ (L)	4,223	79,266
Tikkurila OYJ (L)	2,068	39,186
Uponor OYJ	4,437	51,105
Vacon OYJ	758	40,436
Vaisala OYJ	206	4,398
YIT OYJ	21,015	451,521

		2,674,516
France - 3.4%
ABC Arbitrage	1,686	16,142
Alten SA	1,900	60,477
Altran Technologies SA (I)	15,565	97,283
April Group SA	1,212	22,446
Archos SA (I)(L)	313	3,382
Artprice.com (I)(L)	207	10,566
Assystem SA	1,693	38,061
Atari SA (I)	2,501	5,838
Beneteau SA	4,024	48,828
Boiron SA	699	23,667
Bonduelle SCA	67	6,575
Bongrain SA	189	13,043
Bourbon SA (L)	4,600	137,044
Boursorama (I)	743	6,213
Bull SA (I)	11,076	42,875
Canal Plus SA	4,707	29,817
Cegedim SA	385	12,325
Club Mediterranee SA (I)	1,557	33,051
Compagnie Plastic Omnium SA	1,499	43,446
Electricite de Strasbourg SA	81	11,015
Esso SAF	197	19,350
Etablissements Maurel et Prom SA	12,266	215,996
Euro Disney SCA (I)	1,445	9,869
Eurofins Scientific	895	97,615
Faiveley Transport	97	6,731
Faurecia	333	8,976
Financiere Marc de Lacharriere SA	961	37,598
GameLoft SA (I)	3,348	20,823

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
GFI Informatique SA	7,671	$27,713
GL Events SA	213	4,535
Groupe Steria SA	2,929	66,604
Guerbet SA	157	14,978
Guyenne & Gascogne SA	317	34,330
Haulotte Group SA (I)	962	11,033
Havas SA	35,098	203,943
Ingenico SA	561	27,146
Ipsen SA	822	22,471
IPSOS SA	2,752	98,657
Jacquet Metal Service (I)	2,200	31,527
Korian	170	3,124
Lafuma SA (I)(L)	323	8,804
Laurent-Perrier SA	215	23,078
Lectra SA	2,262	12,883
LISI SA	69	5,789
LVL Medical Groupe SA (I)	438	7,881
Manitou BF SA (I)	1,105	26,070
Manutan International	162	7,670
Mersen	1,710	60,605
Metropole Television SA	6,834	123,418
Naturex	171	12,075
Neopost SA	2,868	184,622
Nexans SA	2,042	138,043
Nexity SA	3,567	112,870
NicOx SA (I)	4,623	19,980
Norbert Dentressangle SA	449	39,872
NRJ Group	2,727	23,955
Orpea SA	2,102	74,309
PagesJaunes Groupe (I)	3,728	12,136
Parrot SA (I)	1,095	30,231
Penauille Polyservices SA	8,547	28,381
Pierre & Vacances SA	453	14,799
Rallye SA	2,713	101,971
Recylex SA (I)	3,196	13,559
Robertet SA	135	21,778
Rubis SA	1,665	97,338
Saft Groupe SA (I)	2,392	77,535
Seche Environnement SA	361	15,420
Sechilienne-Sidec SA	1,808	30,925
Sequana SA (I)	2,051	13,084
Societe Internationale de
Plantations d’Heveas SA	50	5,516
Societe Television Francaise 1	3,729	45,673
SOITEC (I)(L)	3,754	21,635
Somfy SA	280	59,767
Sopra Group SA	155	9,802
Spir Communication SA (I)	492	14,405
STEF-TFE Group (L)	1,008	53,408
Synergie SA	80	980
Technicolor SA (I)	5,354	14,673
Teleperformance SA	5,894	168,343
Theolia SA (I)	9,586	13,439
Toupargel Groupe SA	539	6,529
Transgene SA (I)	1,152	16,212
Trigano SA	1,753	30,177
UBISOFT Entertainment SA (I)	6,111	45,171
Vetoquinol SA	56	1,703
Viel & Compagnie SA	5,712	19,187
Vilmorin & Compagnie SA	681	73,616
Virbac SA	384	61,050
VM Materiaux SA	263	9,380

		3,634,860

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany - 4.3%
Aareal Bank AG (I)	4,192	$84,787
ADVA AG Optical Networking (I)	6,343	45,419
Agennix AG (I)	506	1,166
Air Berlin PLC (I)(L)	4,881	15,425
Asian Bamboo AG	1,159	17,949
Aurubis AG	5,323	281,129
Balda AG	4,452	37,023
Bauer AG	162	4,983
BayWa AG	921	35,034
Bechtle AG	1,216	54,230
Bertrandt AG	193	14,552
Centrotherm Photovoltaics AG (I)	812	10,671
Cewe Color Holding AG	385	16,152
Comdirect Bank AG	2,391	27,658
CompuGroup Medical AG	448	6,336
Conergy AG (I)(L)	7,393	4,744
CTS Eventim AG	1,134	39,171
Delticom AG	491	52,303
Deutsche Beteiligungs AG	423	9,605
Deutsche Wohnen AG	6,242	92,275
Deutz AG (I)	5,916	39,448
Dialog Semiconductor PLC (I)	4,253	104,014
Douglas Holding AG	2,559	114,004
Drillisch AG	6,350	76,317
Duerr AG	1,696	108,044
DVB Bank AG	6,310	197,852
ElringKlinger AG	3,656	104,688
Evotec AG (I)	16,036	60,591
Freenet AG	15,169	245,477
Gerresheimer AG	2,768	121,168
Gerry Weber International AG	2,637	101,223
Gesco AG	295	25,731
GFK AG	324	17,266
Grenkeleasing AG	129	7,792
Hamburger Hafen und Logistik AG	2,218	74,749
Heidelberger Druckmaschinen AG (I)(L)	21,081	42,257
Indus Holding AG	1,623	50,105
IVG Immobilien AG (I)	12,392	39,743
Jenoptik AG (I)	3,285	24,565
Kloeckner & Company SE (I)	9,276	134,426
Kontron AG	5,420	45,238
Krones AG	1,806	90,612
KUKA AG (I)	2,152	46,224
KWS Saat AG	206	46,456
Leoni AG	2,827	147,024
Manz AG (I)	233	8,712
Medigene AG (I)	3,040	6,013
MLP AG	4,269	37,915
Muehlbauer Holding AG & Company KGaA	156	5,203
MVV Energie AG	884	28,650
Nordex AG (I)(L)	2,657	16,066
Pfeiffer Vacuum Technology AG	173	19,600
Pfleiderer AG (I)	3,314	1,027
Phoenix Solar AG	547	1,012
Plambeck Neue Energien AG	6,235	14,137
Praktiker AG (I)	6,319	15,495
Q-Cells AG (I)(L)	7,201	2,036
QSC AG	6,549	18,917
Rational AG	337	78,838
Rheinmetall AG	2,295	136,005
Rhoen-Klinikum AG	5,385	108,145
Sartorius AG	746	42,781
Sedo Holding AG (I)	1,638	6,326
Singulus Technologies AG (I)	10,192	36,540
Sixt AG	2,356	50,741

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Sky Deutschland AG (I)	28,928	$80,144
Solarworld AG (L)	11,677	36,893
Stada Arzneimittel AG	7,746	254,322
STRATEC Biomedical AG	563	23,293
Suss Microtec AG (I)	2,259	32,437
Tag Immobilien AG (I)	365	3,402
TUI AG (I)(L)	9,525	70,983
Vossloh AG	766	75,652
VTG AG	1,231	24,079
Wacker Neuson SE	2,763	49,230
Wincor Nixdorf AG	4,031	198,410
Wire Card AG	10,022	190,847
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	77,529
Xing AG (I)	361	26,479

		4,693,485
Gibraltar - 0.2%
PartyGaming PLC	74,167	183,791
Greece - 0.6%
Aegean Airlines SA (I)	1,678	3,155
Agricultural Bank of Greece (I)	5,062	1,492
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	181
Alpha Bank AE (I)	7,465	9,752
Athens Water Supply and Sewage Company SA	2,538	14,169
Attica Bank (I)	6,737	2,016
Autohellas SA (I)	2,895	5,338
Bank of Greece SA	1,882	35,203
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	3,807
EFG Eurobank Ergasias SA (I)	6,902	5,670
Ellaktor SA (I)	11,183	17,804
Folli Follie Group (I)	2,116	22,060
Forthnet SA (I)	8,037	1,132
Fourlis SA (I)	6,312	11,548
Frigoglass SA (I)	6,060	39,760
GEK Group of Companies SA (I)	5,812	7,521
Geniki Bank SA (I)	1,852	570
Halcor SA (I)	4,634	2,887
Hellenic Exchanges SA Holding Clearing
Settlement and Registry (I)	7,482	29,751
Hellenic Petroleum SA	5,896	45,632
Intracom Holdings SA (I)	8,218	2,167
Intracom SA Technical &
Steel Constructions SA (I)	3,519	2,583
Intralot SA-Integrated Lottery Systems
& Services	2,796	2,664
J&P-Avax SA (I)	614	799
JUMBO SA (I)	1,195	5,844
Lambrakis Press SA (I)	2,696	647
Loulis Mills SA (I)	3,541	6,799
Marfin Investment Group SA (I)	72,043	27,664
Metka SA	3,097	29,748
Motor Oil Hellas Corinth Refineries SA	6,346	51,653
Mytilineos Holdings SA (I)	8,264	29,885
Nireus Aquaculture SA (I)	1,703	1,102
Piraeus Bank SA (I)	83,629	32,730
Piraeus Port Authority SA	710	9,988
Public Power Corp. SA (I)	5,553	24,870
Sarantis SA (I)	3,860	9,791
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	5,321
Terna Energy SA	4,140	9,409
Titan Cement Company SA (I)	5,693	105,177

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (I)	12,594	$7,071
Viohalco SA (I)	7,173	30,613

		655,973
Hong Kong - 2.0%
Allied Group, Ltd.	26,000	63,610
Allied Properties HK, Ltd.	358,000	47,026
Apac Resources, Ltd. (I)	500,000	22,517
Asia Satellite Telecom Holdings Company, Ltd.	2,500	6,117
Associated International Hotels, Ltd.	44,000	91,790
Bonjour Holdings, Ltd.	208,000	31,098
Bright International Group, Ltd. (I)	446,000	3,611
C Y Foundation Group, Ltd. (I)	300,000	4,520
Champion Technology Holdings, Ltd.	540,520	7,444
Chen Hsong Holdings, Ltd.	10,000	3,283
Cheuk Nang Holdings, Ltd.	3,114	1,267
China Billion Resources Ltd. (I)	97,920	1,097
China Energy Development Holdings, Ltd. (I)	634,000	8,325
China Metal International Holdings, Inc.	12,000	2,090
China Public Procurement, Ltd. (I)	232,000	0
China Renji Medical Group, Ltd. (I)	1,332,000	10,292
China Resources and
Transportation Group, Ltd. (I)	600,000	19,696
China Solar Energy Holdings, Ltd. (I)	425,000	2,298
China WindPower Group, Ltd. (I)	440,000	19,537
China Yunnan Tin Minerals
Group Company, Ltd. (I)	17,100	817
Chong Hing Bank, Ltd.	11,000	19,523
Chuang’s Consortium International, Ltd.	30,948	3,187
Citic Telecom International Holdings, Ltd.	112,000	22,203
CK Life Sciences International Holdings, Inc.	42,000	2,379
CP Lotus Corp. (I)	220,000	7,511
Cross-Harbour Holdings, Ltd.	18,000	14,606
CSI Properties, Ltd	245,066	9,143
CST Mining Group, Ltd. (I)	2,210,240	29,301
Dickson Concepts International, Ltd.	35,000	19,375
DVN Holdings Company, Ltd. (I)	112,000	3,903
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	14,642
Emperor International Holdings, Ltd.	177,333	31,042
eSun Holdings, Ltd. (I)	74,000	10,516
EVA Precision Industrial Holdings, Ltd.	152,000	28,176
Far East Consortium International, Ltd.	139,352	24,752
Fortune Oil PLC	242,039	39,672
G-Resources Group, Ltd. (I)	1,182,000	72,278
Get Nice Holdings, Ltd.	394,000	17,057
Giordano International, Ltd.	56,000	43,112
Glorious Sun Enterprises, Ltd.	64,000	21,798
Goldin Financial Holdings, Ltd. (I)	210,000	20,823
Goldin Properties Holdings, Ltd. (I)	57,000	22,020
Haitong International Securities Group, Ltd.	22,399	7,639
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	54,786
HKR International, Ltd. (I)	75,200	28,595
Hong Kong Ferry Holdings Company	29,000	23,775
Hongkong Chinese, Ltd.	4,000	654
Hung Hing Printing Group, Ltd.	82,000	16,541
Hutchison Harbour Ring, Ltd.	186,000	15,998
I.T, Ltd.	80,601	47,204
Imagi International Holdings, Ltd. (I)	106,250	2,298
K Wah International Holdings, Ltd.	156,993	57,396
Kantone Holdings, Ltd.	409,334	3,183
King Stone Energy Group, Ltd. (I)	61,000	5,634
Kingston Financial Group, Ltd. (I)	24,000	2,444
Lee & Man Chemical Company, Ltd.	42,000	31,508

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lee & Man Handbags Holding, Ltd.	60,000	$6,796
Lippo China Resources, Ltd.	36,000	890
Liu Chong Hing Investment	16,000	16,486
Media Chinese International, Ltd.	110,000	37,254
Melco International Development Ltd.	8,000	7,659
Midland Holdings, Ltd. (I)	48,000	25,285
Mongolia Energy Company, Ltd. (I)	122,000	10,363
Natural Beauty Bio-Technology, Ltd.	20,000	3,633
Neo-Neon Holdings, Ltd. (I)	39,500	7,353
New Times Energy Corp., Ltd. (I)	26,300	3,299
Neway Group Holdings, Ltd. (I)	760,000	2,349
NewOcean Energy Holdings, Ltd.	34,000	7,220
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	16,365
Pacific Basin Shipping, Ltd.	105,000	56,510
Pacific Century
Premium Developments, Ltd. (I)	85,000	20,032
Pacific Textile Holdings, Ltd.	77,000	51,463
Paliburg Holdings, Ltd.	46,000	13,443
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd.	186,000	15,845
Pico Far East Holdings, Ltd.	100,000	22,540
Playmates Holdings, Ltd.	31,800	12,313
Playmates Toys Ltd. (I)	15,900	798
PNG Resources Holdings, Ltd. (I)	888,000	11,066
Polytec Asset Holdings, Ltd.	150,000	16,411
PYI Corp., Ltd.	372,000	10,029
Regal Hotels International Holdings, Ltd.	56,000	19,320
Samling Global, Ltd.	360,000	34,863
SEA Holdings, Ltd.	4,000	1,851
Shun Tak Holdings, Ltd.	186,250	74,940
Sing Tao News Corp., Ltd.	108,000	15,762
Singamas Container Holdings, Ltd.	158,000	46,968
Sino-Tech International Holdings, Ltd. (I)	440,000	4,023
SOCAM Development, Ltd.	16,674	17,844
Solomon Systech International, Ltd. (I)	254,000	6,760
South China (China), Ltd. (I)	256,000	15,659
Sun Hung Kai & Company, Ltd.	13,000	7,153
Tack Fat Group International, Ltd. (I)	2,720	52
TAI Cheung Holdings, Ltd.	59,000	38,517
Theme International Holdings, Ltd. (I)	90,000	3,060
Titan Petrochemicals Group, Ltd. (I)	500,000	18,028
Transport International Holdings, Ltd.	19,200	40,933
United Power Investment, Ltd. (I)	784,000	7,875
Upbest Group, Ltd.	148,000	8,195
Victory City International Holdings, Ltd.	102,990	10,075
Vitasoy International Holdings, Ltd.	102,000	78,990
Vongroup, Ltd. (I)	210,000	1,215
VST Holdings Company, Ltd.	96,000	23,229
Wah Nam International Holdings, Ltd. (I)	740,840	51,468
Wai Kee Holdings, Ltd.	68,000	12,434
Wing Tai Properties, Ltd.	104,000	39,503
Winteam Pharmaceutical Group, Ltd.	34,000	5,257
YGM Trading, Ltd.	11,000	35,617
Yugang International, Ltd. (I)	312,000	1,732

		2,117,834
Ireland - 1.2%
Aer Lingus (I)	15,850	19,864
Beazley PLC	57,792	128,895
C&C Group PLC	31,161	160,545
DCC PLC	6,369	157,733
FBD Holdings PLC	1,839	22,316
Glanbia PLC (Dublin Exchange)	11,290	83,737
Grafton Group PLC	18,960	78,910

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC	24,808	$30,253
IFG Group PLC	10,694	20,828
Independent News & Media PLC (I)	11,035	3,161
Irish Continental Group PLC	1,120	23,604
Kingspan Group PLC	10,256	106,808
Paddy Power PLC	4,465	281,333
Smurfit Kappa Group PLC	10,583	96,614
United Drug PLC	20,187	57,076

		1,271,677
Isle of Man - 0.0%
Hansard Global PLC	6,816	16,085
Israel - 0.5%
Africa Israel Investments, Ltd. (I)	4,192	16,885
Alvarion, Ltd. (I)	3,666	3,393
Ceragon Networks, Ltd. (I)	220	2,059
Clal Biotechnology Industries, Ltd. (I)	3,326	13,174
Clal Industries & Investments, Ltd.	6,262	23,216
Clal Insurance Enterprise Holdings, Ltd. (I)	2,775	41,252
Delek Automotive Systems, Ltd. (I)	2,309	18,726
Electra Israel, Ltd.	37	3,279
First International Bank of Israel, Ltd. (I)	3,533	38,396
Frutarom Industries, Ltd.	2,382	23,162
Gilat Satellite Networks, Ltd. (I)	900	3,633
Given Imaging, Ltd. (I)	792	14,895
Hadera Paper, Ltd. (I)	244	9,760
Harel Insurance Investments &
Financial Services, Ltd.	685	23,695
Hot Telecommunication System, Ltd.	788	8,819
Israel Discount Bank, Ltd. (I)	638	851
Ituran Location & Control, Ltd.	1,195	16,100
Jerusalem Oil Exploration (I)	255	4,776
Mellanox Technologies, Ltd. (I)	6	249
Menorah Mivtachim Holdings, Ltd. (I)	1,766	13,716
Oil Refineries, Ltd. (I)	124,398	72,557
Ormat Industries, Ltd.	7,009	36,441
Paz Oil Company, Ltd.	378	51,390
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	24,649
Retalix, Ltd. (I)	1,025	18,784
Shikun & Binui, Ltd.	11,140	19,452
Shufersal, Ltd.	9,143	33,380
Strauss Group, Ltd. (I)	2,935	36,019
The Phoenix Holdings, Ltd.	2,821	6,811

		579,519
Italy - 2.5%
ACEA SpA	8,580	54,575
Aedes SpA (I)	75,645	13,019
Aeroporto di Venezia Marco Polo SpA	841	7,176
Amplifon SpA	9,264	47,868
Ansaldo STS SpA	7,655	75,919
Astaldi SpA	4,499	35,868
Autogrill SpA	1,649	17,399
Azimut Holding SpA	15,042	163,260
Banca Generali SpA	1,570	21,036
Banca Popolare dell’Emilia Romagna SCRL	9,233	66,684
Banca Popolare dell’Etruria e del Lazio SpA (I)	7,181	11,915
Banca Popolare di Milano SpA	205,710	114,350
Banca Popolare di Sondrio SCRL (L)	8,706	63,837
Biesse SpA (I)	3,189	15,288
Brembo SpA	2,573	29,513
Buongiorno SpA (I)	6,447	11,968
Buzzi Unicem SpA (I)	4,611	54,129
Caltagirone SpA	2,499	5,131

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Cementir SpA	9,230	$21,186
CIR-Compagnie Industriali Riunite SpA	58,400	82,740
Credito Artigiano SpA	7,592	12,094
Credito Emiliano SpA	9,474	44,829
Danieli & C Officine Meccaniche SpA	2,311	63,389
De Longhi SpA	149	1,841
De’ Longhi Clima SpA (I)	149	117
DeA Capital SpA (I)	4,665	8,507
DiaSorin SpA	2,304	67,145
Digital Multimedia Technologies SpA (I)	1,816	46,242
Engineering Ingegneria Informatica SpA	449	12,633
ERG SpA	6,865	60,814
Esprinet SpA	3,554	18,431
Eurotech SpA (I)	1,562	2,673
Falck Renewables SpA	20,060	27,346
Fondiaria-Sai SpA (I)(L)	4,848	6,884
Gemina SpA (I)	54,600	46,817
Geox SpA	8,390	27,397
Gruppo Editoriale L’Espresso SpA	35,685	50,403
Hera SpA	58,891	84,087
IMMSI SpA	24,591	19,584
Impregilo SpA (L)	36,254	145,263
Indesit Company SpA	2,066	12,874
Interpump SpA	6,839	58,311
Iren SpA	34,401	29,466
Italcementi SpA (L)	5,020	34,909
Italmobiliare SpA (I)	827	19,107
Juventus Football Club SpA (I)	23,150	6,333
KME Group SpA	27,631	11,715
Landi Renzo SpA	3,939	10,755
Lottomatica SpA	5,852	111,312
Maire Tecnimont SpA (I)	12,753	10,793
Marcolin SpA	1,528	7,981
MARR SpA	4,504	50,858
Milano Assicurazioni SpA (I)	24,455	7,779
Mondadori (Arnoldo) Editore SpA (I)	12,613	21,874
Piaggio & C SpA	17,916	52,645
Piccolo Credito Valtellinese SCRL (L)	22,689	53,321
Prelios SpA (I)	44,428	9,013
Premafin Finanziaria SpA (I)	12,050	4,535
Recordati SpA	11,787	89,679
Risanamento SpA (I)	17,964	2,847
Safilo Group SpA (I)	1,868	11,798
Saras SpA (I)	17,735	23,768
Seat Pagine Gialle SpA (I)	131,159	8,412
Societa Iniziative Autostradali e Servizi SpA	5,263	40,269
Societa’ Cattolica di Assicurazioni SCRL	4,549	91,947
Sogefi SpA	3,551	10,178
SOL SpA	2,802	15,767
Sorin SpA (I)	28,116	52,668
Telecom Italia Media SpA (I)	73,686	16,177
Trevi Finanziaria SpA	4,195	24,835
Unipol Gruppo Finanziario SpA, ADR (I)(L)	61,265	19,089
Vittoria Assicurazioni SpA	2,112	13,691
Yoox SpA (I)	3,137	49,805
Zignago Vetro SpA	1,518	10,309

		2,654,177
Japan - 24.6%
Accordia Golf Company, Ltd.	79	59,975
Achilles Corp.	18,000	25,699
ADEKA Corp.	8,700	82,938
Aderans Company, Ltd. (I)	3,000	34,238
Advan Company, Ltd.	1,800	17,159
Aeon Delight Company, Ltd.	2,100	44,283

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Aeon Fantasy Company, Ltd.	1,400	$21,509
Ahresty Corp.	2,300	20,040
AI Holdings Corp.	3,400	18,038
Aica Kogyo Company, Ltd.	5,200	75,026
Aichi Bank, Ltd.	900	54,606
Aichi Corp.	3,200	14,691
Aichi Steel Corp.	10,000	51,837
Aida Engineering, Ltd.	7,500	43,477
Aiphone Company, Ltd.	1,300	24,788
Airport Facilities Company, Ltd.	2,900	13,624
Aisan Industry Company, Ltd.	2,500	26,651
Akebono Brake Industry Company, Ltd.	4,200	24,293
Akita Bank, Ltd.	15,000	49,467
Alpen Company, Ltd.	1,700	33,957
Alpha Systems, Inc.	840	12,199
Alpine Electronics, Inc.	3,300	44,681
Amano Corp.	6,100	56,785
Amiyaki Tei Company., Ltd.	5	11,991
Ando Corp.	3,000	4,642
Anritsu Corp. (L)	6,000	78,701
AOC Holdings, Inc.	4,400	26,163
AOKI Holdings, Inc.	2,000	37,712
Aomori Bank, Ltd.	23,000	71,430
Aoyama Trading Company, Ltd.	5,100	108,391
Arakawa Chemical Industries, Ltd.	1,900	16,726
Arc Land Sakamoto Company, Ltd.	1,200	22,719
Arcs Company, Ltd.	4,125	76,588
Ariake Japan Company, Ltd.	1,900	36,643
Arisawa Manufacturing Company, Ltd.	3,300	13,334
Arnest One Corp.	3,000	33,569
As One Corp.	1,400	31,092
Asahi Company, Ltd.	1,500	27,008
Asahi Diamond Industrial Company, Ltd.	5,000	58,757
Asahi Holdings, Inc.	1,800	39,104
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	16,152
ASATSU-DK, Inc.	2,300	66,373
ASKA Pharmaceutical Company, Ltd.	3,000	18,328
ASKUL Corp.	2,100	36,928
Atom Corp. (I)(L)	5,100	20,213
Atsugi Company, Ltd.	19,000	24,388
Avex Group Holdings, Inc.	3,400	41,139
Bando Chemical Industries, Ltd.	8,000	29,886
Bank of Iwate, Ltd.	1,400	63,456
Bank of Nagoya, Ltd.	17,000	61,416
Bank of Okinawa, Ltd.	2,100	93,632
Bank of Saga, Ltd.	15,000	43,016
Bank of the Ryukyus, Ltd.	4,800	65,339
Belc Company, Ltd.	1,400	21,059
BIC Camera, Inc. (L)	33	17,486
BML, Inc.	1,200	30,527
Bookoff Corp.	1,400	13,248
BSL Corp. (I)	600	674
Bunka Shutter Company, Ltd.	5,000	18,129
CAC Corp.	1,500	13,143
Can Do Company, Ltd.	16	18,459
Canon Electronics, Inc.	1,700	43,683
Cawachi, Ltd.	2,000	47,588
Central Glass Company, Ltd.	19,000	83,359
Chi Group Company, Ltd. (I)	2,700	6,951
Chino Corp.	2,000	5,641
Chiyoda Company, Ltd.	2,600	52,325
Chiyoda Integre Company, Ltd.	1,400	17,369
Chofu Seisakusho Company, Ltd.	2,100	48,965
Chori Company, Ltd.	17,000	20,961

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chubu Shiryo Company, Ltd.	2,000	$13,413
Chudenko Corp.	2,600	26,713
Chuetsu Pulp & Paper Company, Ltd.	10,000	22,110
Chugai Mining Company, Ltd. (I)	34,900	9,271
Chugai Ro Company, Ltd.	5,000	17,227
Chugoku Marine Paints, Ltd.	6,000	36,834
Chukyo Bank, Ltd.	9,000	23,274
Chuo Denki Kogyo Company, Ltd.	2,200	11,722
Circle K Sunkus Company, Ltd.	5,500	118,070
CKD Corp.	5,400	42,823
Clarion Company, Ltd. (I)	5,000	13,401
Cleanup Corp.	2,100	17,084
CMK Corp. (I)	5,400	30,173
Coca-Cola Central Japan Company, Ltd.	1,400	18,159
Cocokara Fine Holdings, Inc.	1,540	48,576
Colowide Company, Ltd. (L)	3,500	25,777
COMSYS Holdings Corp.	200	2,170
Corona Corp.	1,600	24,344
Cosel Company, Ltd.	1,200	16,744
Cosmos Pharmaceutical Corp.	600	30,264
Cybozu, Inc.	40	13,896
Dai Nippon Toryo Company, Ltd.	12,000	13,995
Dai-Dan Company, Ltd.	2,000	12,402
Daibiru Corp.	5,200	39,373
Daido Metal Company, Ltd.	4,000	50,325
Daidoh, Ltd.	2,000	17,016
Daifuku Company, Ltd.	6,500	37,818
Daihen Corp.	8,000	28,811
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	11,548
Daiichi Jitsugyo Company, Ltd.	4,000	19,908
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	14,287
Daiken Corp.	9,000	31,153
Daikoku Denki Company, Ltd.	800	11,495
Daikyo, Inc.	19,000	51,806
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	32,892
Daio Paper Corp.	7,000	41,835
Daisan Bank, Ltd.	17,000	36,222
Daiseki Company, Ltd.	2,900	54,035
Daishi Bank, Ltd.	27,000	95,538
Daiso Company, Ltd.	7,000	22,538
Daisyo Corp.	1,300	15,536
Daiwa Industries, Ltd.	4,000	20,767
Daiwabo Holdings Company, Ltd.	17,000	38,012
DCM Japan Holdings Company, Ltd.	7,700	61,245
Denki Kogyo Company, Ltd.	7,000	35,492
Denyo Company, Ltd.	1,700	21,118
Descente, Ltd.	4,000	25,081
Doshisha Company, Ltd.	1,200	34,570
Doutor Nichires Holdings Company, Ltd.	2,900	38,167
Dr. Ci:Labo Company, Ltd.	15	69,273
DTS Corp.	1,700	22,273
Duskin Company, Ltd.	6,000	120,154
Dwango Company, Ltd.	12	17,402
Dydo Drinco, Inc.	1,200	47,856
Eagle Industry Company, Ltd.	2,000	20,953
Earth Chemical Company, Ltd.	1,500	53,288
EDION Corp.	6,100	42,883
Ehime Bank, Ltd.	18,000	51,581
Eighteenth Bank, Ltd.	20,000	63,604
Eiken Chemical Company, Ltd.	1,400	18,814
Eizo Nanao Corp.	1,500	32,085
Elematec Corp.	700	10,390
Enplas Corp.	1,200	30,838
EPS Company, Ltd.	14	30,918

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Espec Corp.	1,600	$15,088
F&A Aqua Holdings, Inc.	2,400	23,291
Fancl Corp.	2,600	35,011
FCC Company, Ltd.	2,800	63,094
FDK Corp. (I)	9,000	9,573
Felissimo Corp.	800	10,915
Foster Electric Company, Ltd.	2,100	31,111
FP Corp.	1,500	94,452
France Bed Holdings Company, Ltd.	11,000	22,911
Fuji Company, Ltd.	2,100	46,832
Fuji Corp., Ltd.	100	588
Fuji Electronics Company, Ltd.	1,600	24,310
Fuji Kyuko Company, Ltd.	5,000	30,353
Fuji Oil Company, Ltd.	5,800	82,565
Fuji Seal International, Inc.	1,700	32,379
Fuji Soft, Inc.	1,800	34,658
Fujibo Holdings, Inc.	7,000	15,650
Fujicco Company, Ltd.	2,000	24,442
Fujikura Kasei Company, Ltd.	2,000	10,484
Fujimi, Inc.	1,200	15,013
Fujimori Kogyo Company, Ltd.	1,600	26,539
Fujita Kanko, Inc.	7,000	26,308
Fujitec Company, Ltd.	5,000	33,005
Fujitsu General, Ltd.	6,000	45,535
Fujiya Company, Ltd. (I)	6,000	13,287
Fukui Bank, Ltd.	23,000	72,820
Fukushima Bank, Ltd.	21,000	17,263
Funai Consulting Company, Ltd.	3,300	22,268
Funai Electric Company, Ltd.	2,600	58,399
Furukawa Company, Ltd. (I)	27,000	26,340
Furukawa-Sky Aluminum Corp.	9,000	29,012
Fuso Pharmaceutical Industries, Ltd.	5,000	13,874
Futaba Corp.	2,900	41,508
Futaba Industrial Company, Ltd.	3,400	19,247
Future System Consulting Corp.	2	849
Fuyo General Lease Company, Ltd.	1,700	60,652
Gakken Company, Ltd.	4,000	8,266
Geo Corp.	39	46,170
GLOBERIDE, Inc.	10,000	12,453
GMO Internet, Inc.	3,800	19,167
Godo Steel, Ltd.	16,000	41,135
Goldcrest Company, Ltd.	2,190	40,040
Goldwin, Inc.	5,000	30,910
Gulliver International Company, Ltd.	550	21,733
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,312
Gunze, Ltd.	13,000	38,144
Hakuto Company, Ltd.	1,300	12,979
Hamakyorex Company, Ltd.	500	17,295
Hanwa Company, Ltd.	14,000	63,788
Harashin Narus Holdings Company, Ltd.	1,300	21,695
Harima Chemicals Inc.	2,000	14,166
Heiwa Real Estate Company, Ltd.	17,500	48,002
Heiwado Company, Ltd.	2,000	26,974
Hibiya Engineering, Ltd.	2,400	26,450
Hiday Hidaka Corp.	1,320	20,531
Higashi-Nippon Bank, Ltd.	17,000	39,388
Higo Bank, Ltd.	20,000	118,888
Hioki Ee Corp.	500	9,618
HIS Company, Ltd.	1,800	54,931
Hisaka Works, Ltd.	2,000	22,094
Hitachi Cable, Ltd.	13,000	36,899
Hitachi Koki Company, Ltd.	5,700	52,301
Hitachi Kokusai Electric, Inc.	3,000	27,565
Hitachi Medical Corp.	2,000	26,638
Hitachi Tool Engineering, Ltd.	2,200	22,473

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Zosen Corp.	47,000	$61,510
Hochiki Corp.	3,000	15,429
Hodogaya Chemical Company, Ltd.	7,000	23,275
Hogy Medical Company, Ltd.	1,200	53,685
Hokkaido Gas Company, Ltd.	3,000	9,466
Hokkan Holdings, Ltd.	5,000	14,755
Hokuetsu Bank, Ltd.	21,000	45,209
Hokuetsu Paper Mills, Ltd.	9,500	63,605
Hokuto Corp.	1,600	33,700
Honeys Company, Ltd.	1,350	24,889
Horiba, Ltd.	2,500	85,839
Hosiden Corp.	6,500	47,573
Hosokawa Micron Corp.	3,000	17,734
Hyakujushi Bank, Ltd.	21,000	98,266
IBJ Leasing Company, Ltd.	1,900	49,619
Ichibanya Company, Ltd.	600	18,064
Ichikoh Industries, Ltd. (I)	4,000	8,086
Ichiyoshi Securities Company, Ltd.	4,000	28,374
ICOM, Inc.	1,000	24,356
IDEC Corp.	2,500	24,788
Ihara Chemical Industry Company, Ltd.	5,000	19,806
Iino Kaiun Kaisha, Ltd.	5,200	23,799
Ikegami Tsushinki Company, Ltd. (I)	4,000	2,915
Imasen Electric Industrial	1,700	24,928
Imperial Hotel, Ltd.	900	24,193
Inaba Denki Sangyo Company, Ltd.	1,600	48,237
Inaba Seisakusho Company, Ltd.	1,300	15,655
Inabata & Company, Ltd.	5,100	35,388
Inageya Company, Ltd.	4,400	49,218
Ines Corp.	2,700	21,636
Intage, Inc.	800	15,759
Internet Initiative Japan, Inc.	12	42,951
Inui Steamship Company, Ltd. (I)	2,500	9,840
Iseki & Company, Ltd.	12,000	30,779
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	32,649
IT Holdings Corp.	6,500	76,050
ITC Networks Corp.	3,200	20,279
Itochu Enex Company, Ltd.	5,900	35,107
Itochu-Shokuhin Company, Ltd.	600	22,229
Itoham Foods, Inc.	12,000	45,418
Iwatani International Corp.	11,000	36,897
Izumiya Company, Ltd.	9,000	48,918
J-Oil Mills, Inc.	9,000	25,918
Jalux, Inc.	1,300	13,683
Japan Aviation Electronics Industry, Ltd.	4,000	34,686
Japan Cash Machine Company, Ltd.	1,600	15,470
Japan Digital Laboratory Company, Ltd.	2,200	23,637
Japan Pulp & Paper Company, Ltd.	6,000	21,598
Japan Pure Chemical Company, Ltd.	4	10,329
Japan Transcity Corp., Ltd.	5,000	17,047
Japan Wool Textile Company, Ltd.	8,000	62,456
Jastec Company, Ltd.	400	2,428
JBCC Holdings, Inc.	1,900	12,695
Jeol, Ltd.	6,000	17,705
JFE Shoji Holdings, Inc.	11,000	57,412
JMS Company, Ltd.	1,000	3,286
Joban Kosan Company, Ltd. (I)(L)	10,000	11,869
Joshin Denki Company, Ltd.	3,000	29,655
JSP Corp.	2,600	39,008
Juki Corp. (L)	10,000	21,837
JVC Kenwood Holdings, Ltd. (I)	9,070	40,328
kabu.com Securities Company, Ltd.	5,800	22,144
Kadokawa Holdings, Inc. (L)	2,000	63,754
Kaga Electronics Company, Ltd.	2,700	28,319
Kaken Pharmaceutical Company, Ltd.	6,000	75,834

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kameda Seika Company, Ltd.	1,800	$33,427
Kamei Corp.	2,000	30,539
Kanamoto Company, Ltd.	3,000	35,767
Kandenko Company, Ltd.	7,000	34,106
Kanematsu Corp. (I)	40,000	48,209
Kanematsu Electronics, Ltd.	1,300	14,329
Kanto Denka Kogyo Company, Ltd.	4,000	14,829
Kanto Natural Gas Development, Ltd.	3,000	15,604
Kappa Create Company, Ltd. (L)	1,200	25,825
Kasumi Company, Ltd.	4,200	28,228
Katakura Industries Company, Ltd.	2,100	19,437
Kato Sangyo Company, Ltd.	2,700	53,568
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	13,758
Keiyo Company, Ltd. (L)	3,600	22,577
Kenedix, Inc. (I)	152	30,058
KEY Coffee, Inc.	1,800	32,502
Kimoto Company, Ltd.	1,500	9,621
Kimura Chemical Plants Company, Ltd.	1,600	7,332
Kinki Sharyo Company, Ltd.	3,000	11,452
Kintetsu World Express, Inc.	1,300	45,319
Kinugawa Rubber Industrial Company, Ltd.	6,000	46,558
Kisoji Company, Ltd.	2,000	38,840
Kissei Pharmaceutical Company, Ltd.	3,000	58,916
Kita-Nippon Bank, Ltd.	700	19,331
Kitz Corp.	10,000	43,587
Kiyo Holdings, Inc.	53,000	79,183
Koa Corp.	3,300	35,304
Koatsu Gas Kogyo Company, Ltd.	3,000	18,442
Kohnan Shoji Company, Ltd.	2,800	44,369
Kohsoku Corp.	1,700	14,694
Kojima Company, Ltd.	3,000	17,845
Kokuyo Company, Ltd.	8,300	62,250
Komatsu Seiren Company, Ltd.	2,000	10,208
Komatsu Wall Industry Company, Ltd.	1,000	10,485
Komori Corp.	6,300	54,428
Konishi Company, Ltd.	1,700	23,349
Kose Corp.	1,500	34,094
Kourakuen Corp.	1,200	18,145
KRS Corp.	900	9,438
Kumagai Gumi Company, Ltd. (I)	17,000	18,083
Kumiai Chemical Industry Company, Ltd.	4,000	15,302
Kura Corp.	800	12,778
Kurabo Industries, Ltd.	22,000	43,038
Kureha Corp.	14,000	67,473
Kurimoto, Ltd.	10,000	26,114
Kuroda Electric Company, Ltd.	3,100	34,186
Kyodo Printing Company, Ltd.	8,000	22,168
Kyodo Shiryo Company, Ltd.	8,000	9,477
Kyoei Steel, Ltd.	1,100	22,360
Kyokuto Securities Company, Ltd.	3,000	26,147
Kyokuyo Company, Ltd.	9,000	21,590
Kyorin Company, Ltd.	4,000	75,965
Kyoritsu Maintenance Company, Ltd.	1,200	25,270
Kyosan Electric Manufacturing Company, Ltd.	6,000	25,778
Kyowa Exeo Corp.	6,700	60,639
Kyudenko Corp.	4,000	23,492
Laox Company, Ltd. (I)	21,000	9,986
Lec, Inc.	700	11,320
Leopalace21 Corp. (I)(L)	15,500	53,094
Life Corp.	3,700	60,815
Macnica, Inc.	1,300	31,621
Maeda Corp.	10,000	44,259
Maeda Road Construction Company, Ltd.	5,000	62,455
Maezawa Kasei Industries Company, Ltd.	1,100	13,032

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Maezawa Kyuso Industries Company, Ltd.	1,500	$22,116
Makino Milling Machine Company, Ltd. (L)	8,000	68,866
Mandom Corp.	1,400	35,158
Mars Engineering Corp.	700	15,571
Marubun Corp.	2,600	13,169
Marudai Food Company, Ltd.	12,000	46,624
Maruetsu, Inc.	6,000	22,678
Maruha Group, Inc.	27,385	48,161
Marusan Securities Company, Ltd.	7,800	35,473
Maruwa Company, Ltd.	900	40,144
Maruzen Showa Unyu Company, Ltd.	6,000	19,367
Matsuda Sangyo Company, Ltd.	1,400	22,982
Matsuya Company, Ltd. (I)	2,800	25,270
Matsuya Foods Company, Ltd.	700	13,871
Max Company, Ltd.	5,000	63,091
Maxvalu Tokai Company, Ltd.	900	12,049
Megachips Corp.	1,800	35,855
Megane Top Company, Ltd.	3,600	41,113
Megmilk Snow Brand Company, Ltd.	4,600	86,206
Meidensha Corp.	17,000	62,375
Meiji Shipping Company, Ltd.	2,900	12,579
Meiko Network Japan Company, Ltd.	3,000	29,122
Meitec Corp.	3,100	62,944
Meito Sangyo Company, Ltd.	900	11,319
Melco Holdings, Inc.	1,200	30,356
Michinoku Bank, Ltd.	14,000	28,750
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	28,209
Milbon Company, Ltd.	880	25,366
Mimasu Semiconductor Industry Company, Ltd.	1,400	13,354
Minato Bank, Ltd.	16,000	29,781
Ministop Company, Ltd.	1,800	34,887
Mirait Holdings Corp.	5,440	39,642
Misawa Homes Company, Ltd. (I)	3,600	37,815
Mitsuba Corp.	4,000	38,772
Mitsubishi Kakoki Kaisha, Ltd.	7,000	14,234
Mitsubishi Paper Mills, Ltd. (I)	37,000	36,924
Mitsubishi Pencil Company, Ltd.	2,400	41,811
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	34,536
Mitsuboshi Belting Company, Ltd.	6,000	33,353
Mitsui High-Tec, Inc.	2,200	13,070
Mitsui Home Company, Ltd.	3,000	16,285
Mitsui Knowledge Industry Company, Ltd.	90	15,391
Mitsui Matsushima Company, Ltd.	10,000	21,253
Mitsui Sugar Company, Ltd.	8,000	26,804
Mitsui-Soko Company, Ltd.	9,000	38,556
Mitsuuroko Company, Ltd.	3,200	20,667
Miura Company, Ltd.	2,600	67,486
Miyazaki Bank, Ltd.	14,000	39,760
Miyoshi Oil & Fat Company, Ltd.	9,000	12,228
Mizuno Corp.	7,000	38,954
Mochida Pharmaceutical Company, Ltd.	6,000	71,054
Modec, Inc.	1,100	22,914
Monex Group, Inc.	78	17,285
Mori Seiki Company, Ltd.	7,900	81,617
Morinaga & Company, Ltd.	14,000	32,564
Morinaga Milk Industry Company, Ltd.	14,000	55,024
Morita Corp.	3,000	19,284
MOS Food Services, Inc.	1,800	34,165
Moshi Moshi Hotline, Inc.	4,400	44,169
Mr. Max Corp.	3,200	13,309
Musashi Seimitsu Industry Company, Ltd.	1,800	43,088
Musashino Bank, Ltd.	3,800	131,481
Nachi-Fujikoshi Corp.	11,000	63,507
Nagaileben Company, Ltd.	1,800	27,110
Nagano Bank, Ltd.	8,000	15,688

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nagatanien Company, Ltd.	2,000	$22,063
Nakamuraya Company, Ltd.	3,000	14,837
Nakayama Steel Works, Ltd. (I)	11,000	9,998
NEC Fielding, Ltd.	1,200	15,608
NEC Leasing, Ltd.	800	13,268
NEC Mobiling, Ltd.	700	24,247
NEC Networks & System Integration Corp.	2,700	38,573
NET One Systems Company, Ltd.	6,400	78,427
Neturen Company, Ltd.	3,800	35,129
Nice Holdings, Inc.	6,000	18,712
Nichias Corp.	7,000	38,750
Nichicon Corp.	4,600	55,701
Nichiden Corp.	700	18,825
Nichiha Corp.	2,400	29,740
Nichii Gakkan Company, Ltd.	3,200	42,926
NICHIREI Corp.	18,000	84,659
Nichireki Company, Ltd.	3,000	16,316
Nidec Copal Corp.	1,200	15,736
Nifco, Inc.	2,700	74,278
Nihon Chouzai Company, Ltd.	180	5,848
Nihon Dempa Kogyo Company, Ltd.	1,800	27,203
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,744
Nihon Kohden Corp.	2,800	75,377
Nihon M&A Center, Inc.	800	21,302
Nihon Nohyaku Company, Ltd.	4,000	17,909
Nihon Parkerizing Company, Ltd.	4,000	59,323
Nihon Shokuhin Kako Company, Ltd.	2,000	8,352
Nihon Unisys, Ltd. (I)	5,100	35,752
Nihon Yamamura Glass Company, Ltd.	10,000	24,476
Nikkiso Company, Ltd.	6,000	63,027
Nippo Corp.	5,000	55,542
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	33,389
Nippon Carbon Company, Ltd.	12,000	33,894
Nippon Ceramic Company, Ltd.	2,100	35,764
Nippon Chemi-Con Corp. (I)	11,000	44,155
Nippon Chemical Industrial Company, Ltd. (I)	7,000	12,096
Nippon Coke & Engineering Company, Ltd.	18,000	27,442
Nippon Denko Company, Ltd.	4,000	19,636
Nippon Densetsu Kogyo Company, Ltd.	5,000	49,583
Nippon Fine Chemical Company, Ltd.	1,800	12,381
Nippon Flour Mills Company, Ltd.	13,000	59,783
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	11,118
Nippon Gas Company, Ltd.	3,000	47,723
Nippon Kanzai Company, Ltd.	700	12,646
Nippon Koei Company, Ltd.	8,000	27,949
Nippon Konpo Unyu Soko Company, Ltd.	6,000	73,808
Nippon Koshuha Steel Company, Ltd.	8,000	9,895
Nippon Light Metal Company, Ltd.	43,000	69,298
Nippon Metal Industry Company, Ltd. (I)	10,000	9,209
Nippon Road Company, Ltd.	7,000	29,776
Nippon Seiki Company, Ltd.	4,000	50,396
Nippon Sharyo, Ltd.	8,000	33,142
Nippon Shinyaku Company, Ltd.	4,000	49,359
Nippon Signal Company, Ltd.	2,700	16,907
Nippon Soda Company, Ltd.	16,000	73,893
Nippon Suisan Kaisha, Ltd.	15,600	53,419
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	18,478
Nippon System Development Company, Ltd.	3,100	28,755
Nippon Thompson Company, Ltd.	8,000	50,976
Nippon Valqua Industries, Ltd.	8,000	22,661
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	19,112
Nipro Corp.	6,800	50,708

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nishimatsu Construction Company, Ltd.	29,000	$68,126
Nishimatsuya Chain Company, Ltd.	5,100	41,784
Nissan Motor Company, Ltd.	3,200	34,298
Nissen Holdings Company, Ltd.	3,100	16,719
Nisshin Fudosan Company, Ltd.	2,900	21,933
Nisshin Oillio Group, Ltd.	13,000	53,878
Nissin Corp.	8,000	21,284
Nissin Electric Company, Ltd.	2,000	12,126
Nissin Kogyo Company, Ltd.	2,100	34,494
Nissui Pharmaceutical Company, Ltd.	1,600	14,724
Nitta Corp.	2,300	42,223
Nittan Valve Company, Ltd.	1,200	4,495
Nittetsu Mining Company, Ltd.	6,000	28,982
Nitto Boseki Company, Ltd. (L)	22,000	86,567
Nitto Kogyo Corp.	3,400	44,659
Nitto Kohki Company, Ltd.	1,000	22,175
Noevir Holdings Company, Ltd.	1,600	17,480
NOF Corp.	16,000	77,933
Nohmi Bosai, Ltd.	2,000	13,751
Noritake Company, Ltd.	12,000	36,542
Noritsu Koki Company, Ltd.	1,900	9,860
Noritz Corp.	900	17,140
NS Solutions Corp.	1,500	29,043
Obara Group, Inc.	1,400	19,153
OBIC Business Consultants, Ltd.	650	31,441
Oenon Holdings, Inc.	6,000	14,447
Ogaki Kyoritsu Bank, Ltd.	27,000	97,657
Oiles Corp.	2,400	47,484
Oita Bank, Ltd.	12,000	38,518
Okabe Company, Ltd.	5,700	33,652
Okamoto Industries, Inc.	7,000	26,917
Okamoto Machine Tool Works, Ltd.	7,000	10,081
Okamura Corp.	7,000	48,732
Okasan Holdings, Inc.	15,000	63,825
OKI Electric Industry Company, Ltd. (I)	55,000	83,522
Okinawa Electric Power Company, Inc.	1,300	53,754
OKK Corp. (I)	10,000	14,270
OKUMA Corp.	4,000	33,534
Okumura Corp.	12,000	47,329
Okura Industrial Company, Ltd.	4,000	12,280
Okuwa Company, Ltd.	3,000	42,811
Onoken Company, Ltd.	1,500	12,926
Onward Kashiyama Company, Ltd.	11,000	89,736
Optex Company, Ltd.	1,200	16,134
Organo Corp.	3,000	20,286
Origin Electric Company, Ltd.	3,000	13,060
Osaka Steel Company, Ltd.	1,400	27,883
Osaki Electric Company, Ltd.	3,000	29,910
OSG Corp.	7,600	115,403
Oyo Corp.	2,700	32,804
Pacific Industrial Company, Ltd.	5,000	32,000
Pal Company, Ltd.	950	35,910
PanaHome Corp.	7,000	47,992
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	26,795
Paramount Bed Holdings Company, Ltd.	1,100	32,399
Parco Company, Ltd.	5,400	52,246
Paris Miki, Inc.	1,100	7,675
Pasona Group, Inc.	22	19,344
Penta-Ocean Construction Company, Ltd. (L)	22,500	72,545
Pigeon Corp.	1,000	37,308
Pilot Corp.	16	30,706
Piolax, Inc.	1,300	34,722
Plenus Company, Ltd.	2,400	43,490
Point, Inc.	910	33,624

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Press Kogyo Company, Ltd.	7,000	$47,688
Prima Meat Packers, Ltd.	16,000	29,891
Pronexus, Inc.	2,900	15,244
Rasa Industries, Ltd. (I)	4,000	6,107
Resorttrust, Inc.	2,100	34,213
Rhythm Watch Company, Ltd.	12,000	20,765
Ricoh Leasing Company, Ltd.	2,100	48,887
Riken Corp.	9,000	41,619
Riken Keiki Company, Ltd.	1,300	9,552
Riken Technos Corp.	3,000	10,012
Riken Vitamin Company, Ltd.	1,200	32,804
Ringer Hut Company, Ltd.	1,700	21,920
Riso Kyoiku Company, Ltd.	361	22,509
Rock Field Company, Ltd.	1,000	19,370
Roland Corp.	2,500	26,664
Roland D.G. Corp.	1,400	16,798
Round One Corp.	3,800	25,221
Royal Holdings Company, Ltd.	3,000	33,946
Ryobi, Ltd.	9,000	34,418
Ryoden Trading Company, Ltd.	4,000	24,136
Ryohin Keikaku Company, Ltd.	1,700	88,302
Ryosan Company, Ltd.	3,600	72,372
Ryoshoku, Ltd.	800	20,491
Ryoyo Electro Corp.	2,600	29,655
S Foods, Inc.	500	4,055
Saibu Gas Company, Ltd.	19,000	51,204
Saizeriya Company, Ltd.	3,000	48,374
Sakai Chemical Industry Company, Ltd.	9,000	34,952
Sakata INX Corp.	6,000	29,880
Sakata Seed Corp.	2,900	40,339
Sala Corp.	1,500	9,909
San-A Company, Ltd.	700	26,597
San-Ai Oil Company, Ltd.	5,000	26,088
Sanden Corp.	8,000	26,367
Sangetsu Company, Ltd.	3,400	89,866
Sanken Electric Company, Ltd. (L)	12,000	57,709
Sanki Engineering Company, Ltd.	6,000	32,417
Sanko Marketing Foods Company, Ltd.	13	14,638
Sankyo Seiko Company, Ltd.	3,200	11,185
Sankyo-Tateyama Holdings, Inc.	22,000	38,460
Sankyu, Inc.	8,000	31,547
Sanoh Industrial Company, Ltd.	2,600	22,269
Sanshin Electronics Company, Ltd.	2,600	22,014
Sanwa Shutter Corp.	22,000	86,307
Sanyo Chemical Industries, Ltd.	8,000	53,544
Sanyo Denki Company, Ltd.	5,000	30,802
Sanyo Shokai, Ltd.	11,000	29,868
Sanyo Special Steel Company, Ltd.	10,000	54,290
Sasebo Heavy Industries Company, Ltd.	9,000	15,121
Sato Corp.	1,700	24,050
Satori Electric Company, Ltd.	2,000	12,107
Seika Corp.	7,000	21,110
Seikagaku Corp.	3,300	36,943
Seiko Holdings Corp.	11,000	26,602
Seiren Company, Ltd.	5,200	34,728
Sekisui Jushi Corp.	3,000	30,047
Sekisui Plastics Company, Ltd.	5,000	18,325
Senko Company, Ltd.	9,000	36,309
Senshukai Company, Ltd.	4,400	31,107
Shibusawa Warehouse Company, Ltd.	5,000	15,526
Shibuya Kogyo Company, Ltd.	800	8,953
Shikibo, Ltd.	11,000	14,300
Shikoku Bank, Ltd.	15,000	56,537
Shikoku Chemicals Corp.	3,000	17,807
Shima Seiki Manufacturing, Ltd.	2,300	44,132

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimachu Company, Ltd.	3,800	$89,958
Shimizu Bank, Ltd.	900	35,518
Shin Nippon Air Technologies Company, Ltd.	2,800	16,612
Shin Nippon Biomedical Laboratories, Ltd. (I)	1,900	5,396
Shin-Etsu Polymer Company, Ltd.	3,000	15,775
Shinagawa Refractories Company, Ltd.	6,000	16,383
Shindengen Electric
Manufacturing Company, Ltd.	5,000	23,754
Shinkawa, Ltd.	1,500	8,573
Shinko Electric Company, Ltd.	12,000	26,330
Shinko Plantech Company, Ltd.	3,300	28,272
Shinko Shoji Company, Ltd.	2,700	23,627
Shinmaywa Industries, Ltd.	9,000	44,826
Shinwa Kaiun Kaisha, Ltd. (I)	8,000	13,077
Ship Healthcare Holdings, Inc.	2,600	53,302
Shizuoka Gas Company, Ltd.	4,500	32,169
SHO-BOND Holdings Company, Ltd.	1,200	29,704
Shochiku Company, Ltd. (L)	6,000	56,573
Showa Corp.	3,500	29,094
Showa Sangyo Company, Ltd.	7,000	22,007
Siix Corp.	2,200	34,020
Simplex Technology, Inc.	40	13,176
Sinanen Company, Ltd.	6,000	26,261
Sintokogio, Ltd.	4,600	51,648
SMK Corp.	6,000	21,028
So-net Entertainment Corp.	16	58,621
Sogo Medical Company, Ltd.	600	21,635
Sohgo Security Services Company, Ltd.	5,000	59,352
SRI Sports, Ltd.	1,300	15,720
ST Corp.	1,100	13,626
St. Marc Holdings Company, Ltd.	900	35,739
Star Micronics Company, Ltd.	2,600	25,957
Starzen Company, Ltd.	6,000	18,559
Stella Chemifa Corp.	800	19,254
Sumikin Bussan Corp.	9,000	24,438
Suminoe Textile Company, Ltd.	5,000	11,066
Sumiseki Holdings, Inc. (I)	4,400	5,191
Sumitomo Densetsu Company, Ltd.	2,100	16,905
Sumitomo Light Metal Industries, Ltd.	29,000	29,099
Sumitomo Mitsui Company, Ltd. (I)	28,700	27,127
Sumitomo Osaka Cement Company, Ltd.	30,000	87,544
Sumitomo Pipe & Tube Company, Ltd.	2,300	23,865
Sumitomo Real Estate Sales Company, Ltd.	510	23,930
Sumitomo Seika Chemicals Company, Ltd.	4,000	18,673
Sumitomo Warehouse Company, Ltd.	16,048	82,984
SWCC Showa Holdings Company, Ltd.	24,000	23,056
T Rad Company, Ltd.	7,000	29,034
T. Hasegawa Company, Ltd.	1,600	23,163
Tachi-S Company, Ltd.	2,700	53,492
Tachibana Eletech Company, Ltd.	1,500	13,950
Tadano, Ltd.	11,000	79,916
Taihei Dengyo Kaisha, Ltd.	3,000	24,615
Taihei Kogyo Company, Ltd.	5,000	27,193
Taiho Kogyo Company, Ltd.	2,500	31,349
Taikisha, Ltd.	2,100	43,276
Taisei Lamick Company, Ltd.	600	18,597
Taiyo Holdings Company, Ltd.	1,300	34,882
Takagi Securities Company, Ltd.	7,000	10,139
Takamatsu Corp.	1,500	23,382
Takaoka Electric Manufacturing Company, Ltd.	7,000	21,866
Takara Holdings, Inc.	13,000	88,892
Takara Standard Company, Ltd.	7,000	51,782
Takasago International Corp.	8,000	37,734
Takasago Thermal Engineering Company, Ltd.	5,700	44,525
Takihyo Company, Ltd.	3,000	16,817

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takiron Company, Ltd.	6,000	$21,896
Takuma Company, Ltd.	6,000	29,964
Tamron Company, Ltd.	1,500	48,833
Tamura Corp.	7,000	19,415
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	36,328
Tecmo Koei Holdings Company, Ltd.	2,100	16,721
Teikoku Electric Manufacturing Company, Ltd.	700	13,743
Teikoku Piston Ring Company, Ltd.	1,400	23,220
Teikoku Sen-I Company, Ltd.	2,000	16,533
Telepark Corp.	13	21,620
Temp Holdings Company, Ltd.	2,400	22,627
Tenma Corp.	1,800	20,987
The Chiba Kogyo Bank, Ltd. (I)	3,200	18,718
The Daiei, Inc. (I)	5,650	18,415
The Hokkoku Bank, Ltd.	5,000	18,793
The Hyakugo Bank, Ltd.	20,000	92,471
The Pack Corp.	1,300	22,066
The San-in Godo Bank, Ltd.	8,000	63,629
The Yachiyo Bank, Ltd.	1,700	41,781
Tigers Polymer Corp.	1,000	4,318
TKC Corp.	1,500	32,720
TOA Corp.	22,000	42,976
Toagosei Company, Ltd.	18,000	83,117
Tobishima Corp. (I)	7,200	9,144
TOC Company, Ltd.	6,800	38,476
Tocalo Company, Ltd.	1,300	25,948
Tochigi Bank, Ltd.	11,000	41,020
Toda Corp.	17,000	57,146
Toda Kogyo Corp.	3,000	21,654
Toei Company, Ltd.	5,000	25,805
Toenec Corp.	4,000	23,205
Toho Bank, Ltd.	18,000	61,568
Toho Company, Ltd.	3,000	11,249
Toho Holdings Company, Ltd.	3,300	58,890
Toho Real Estate Company, Ltd.	3,000	19,185
Toho Zinc Company, Ltd.	10,000	45,686
Tohoku Bank, Ltd.	4,000	7,290
Tokai Carbon Company, Ltd.	17,000	91,419
Tokai Holdings Corp.	4,000	19,364
Tokai Rubber Industries, Ltd.	2,400	30,515
Tokai Tokyo Securities Company, Ltd.	16,000	60,467
Token Corp.	810	31,241
Tokimec, Inc.	5,000	11,036
Tokushu Tokai Holdings Company, Ltd.	15,000	34,479
Tokyo Dome Corp.	11,000	38,082
Tokyo Energy & Systems, Inc.	2,000	11,830
Tokyo Ohka Kogyo Company, Ltd.	3,400	77,820
Tokyo Rakutenchi Company, Ltd.	2,000	7,406
Tokyo Rope Manufacturing Company, Ltd. (L)	12,000	24,726
Tokyo Seimitsu Company, Ltd.	2,600	54,461
Tokyo Tekko Company, Ltd.	4,000	14,778
Tokyo Theatres Company, Inc.	9,000	13,062
Tokyo Tomin Bank, Ltd.	2,800	33,874
Tokyotokeiba Company, Ltd.	19,000	29,208
Tokyu Community Corp.	700	22,085
Tokyu Construction Company, Ltd.	9,910	25,421
Tokyu Livable, Inc.	1,800	18,754
Tomato Bank, Ltd.	11,000	21,256
Tomen Devices Corp.	600	15,412
Tomen Electronics Corp.	1,900	25,879
Tomoe Corp.	2,200	8,616
Tomoe Engineering Company, Ltd.	800	16,568
Tomoku Company, Ltd.	6,000	16,689
TOMONY Holdings, Inc.	15,000	72,891
Tomy Company, Ltd.	4,500	32,906

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tonami Holdings Company, Ltd.	6,000	$13,558
Topcon Corp.	5,900	39,537
Toppan Forms Company, Ltd.	5,600	51,378
Topre Corp.	4,300	45,474
Topy Industries, Ltd.	18,000	56,451
Toridoll Corp.	1,400	16,901
Torigoe Company, Ltd.	2,300	18,743
Torii Pharmaceutical Company, Ltd.	1,100	20,719
Torishima Pump Manufacturing Company, Ltd.	900	12,309
Toshiba Machine Company, Ltd.	8,000	40,993
Toshiba Plant Systems & Services Corp.	4,000	46,213
Toshiba TEC Corp.	9,000	35,745
Tosho Printing Company, Ltd.	6,000	11,157
Totetsu Kogyo Company, Ltd.	3,000	32,010
Tottori Bank, Ltd.	4,000	8,588
Towa Bank, Ltd.	21,000	24,367
Towa Corptowa Corp.	2,200	12,050
Towa Pharmaceutical Company, Ltd.	700	34,758
Toyo Construction Company, Ltd.	34,000	35,751
Toyo Corp.	3,200	34,808
Toyo Electric Manufacturing Company, Ltd.	3,000	11,924
Toyo Engineering Corp.	10,000	47,803
Toyo Ink Manufacturing Company, Ltd.	15,000	61,934
Toyo Kanetsu KK	10,000	22,271
Toyo Kohan Company, Ltd.	4,000	16,425
Toyo Securities Company, Ltd.	6,000	16,702
Toyo Tanso Company, Ltd.	1,000	38,083
Toyo Tire & Rubber Company, Ltd.	15,000	42,232
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,992
Toyobo Company, Ltd.	48,936	69,863
Transcosmos, Inc.	2,800	42,896
Trusco Nakayama Corp.	2,500	51,002
TS Tech Company, Ltd.	5,700	112,452
Tsi Holdings Company, Ltd.	9,970	63,545
Tsubakimoto Chain Company, Ltd.	8,000	49,510
Tsugami Corp. (L)	6,000	69,025
Tsukishima Kikai Company, Ltd.	2,000	17,666
Tsukuba Bank, Ltd.	5,700	19,984
Tsuruha Holdings, Inc.	1,500	88,586
Tsurumi Manufacturing Company, Ltd.	2,000	16,280
Tsutsumi Jewelry Company, Ltd.	1,100	29,233
U-Shin, Ltd.	2,300	19,632
Ube Material Industries, Ltd.	5,000	15,181
Uchida Yoko Company, Ltd.	4,000	12,712
ULVAC, Inc.	2,900	31,960
Uniden Corp.	9,000	36,411
Union Tool Company, Ltd.	1,500	28,089
Unipres Corp.	2,600	80,872
United Arrows, Ltd.	2,400	50,388
Unitika, Ltd. (I)	45,000	28,295
Valor Company, Ltd.	4,000	66,674
Vital KSK Holdings, Inc.	3,900	33,359
Wacom Company, Ltd.	48	100,563
Wakachiku Construction Company, Ltd. (I)	17,000	22,538
Warabeya Nichiyo Company, Ltd.	1,900	31,973
Watabe Wedding Corp.	1,100	10,343
WATAMI Company, Ltd.	2,300	49,366
Xebio Company, Ltd.	1,500	40,077
Yahagi Construction Company, Ltd.	2,000	10,443
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,965
Yamabiko Corp.	900	15,778
Yamagata Bank, Ltd.	16,000	76,333
Yamanashi Chuo Bank, Ltd.	13,000	58,048
Yamatane Corp.	11,000	16,706
Yamazen Corp.	5,700	47,616

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yaoko Company, Ltd.	300	$9,967
Yasuda Warehouse Company, Ltd.	2,900	18,833
Yellow Hat, Ltd.	2,200	36,458
Yodogawa Steel Works, Ltd.	10,000	43,699
Yokogawa Bridge Corp.	3,000	20,907
Yokohama Reito Company, Ltd.	4,000	31,228
Yokowo Company, Ltd.	2,000	13,035
Yomeishu Seizo Company, Ltd.	1,000	9,595
Yomiuri Land Company, Ltd.	3,000	9,711
Yondenko Corp.	3,000	12,487
Yonekyu Corp.	2,000	18,055
Yorozu Corp.	800	17,574
Yoshinoya D&C Company, Ltd.	37	47,882
Yuasa Trading Company, Ltd.	21,000	36,774
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	9,002
Yurtec Corp.	4,000	21,439
Yusen Logistics Company, Ltd.	1,200	18,991
Yushin Precision Equipment Company, Ltd.	1,100	22,020
Yushiro Chemical Industry Company, Ltd.	1,100	12,119
Zenrin Company, Ltd.	2,100	21,224
Zensho Company, Ltd. (L)	3,600	44,194
Zeria Pharmaceutical Company, Ltd.	2,000	35,662
Zuken, Inc.	2,100	17,071

		26,616,395
Jersey, C.I. - 0.0%
Atrium European Real Estate, Ltd.	375	1,841
Heritage Oil, Ltd. (I)	9,831	22,016

		23,857
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	55,824
Verwaltungs & Privat Bank AG	492	41,768

		97,592
Luxembourg - 0.2%
GAGFAH SA (I)	1,693	14,332
Oriflame Cosmetics SA	1,798	69,406
Regus PLC	66,614	120,988

		204,726
Malta - 0.0%
Unibet Group PLC	1,362	38,215
Netherlands - 2.0%
Aalberts Industries NV	9,501	196,312
Accell Group	1,666	36,074
AMG Advanced Metallurgical Group NV (I)	3,085	35,344
Amsterdam Commodities NV	1,057	17,366
Arcadis NV	6,428	134,269
ASM International NV	5,593	215,088
Beter Bed Holding NV	1,056	23,796
BinckBank NV	4,478	48,654
Brunel International NV	825	36,348
CSM NV	5,756	103,344
Dockwise, Ltd. (I)	1,556	32,102
Exact Holdings NV	467	11,024
Grontmij NV (I)	1,999	14,923
Heijmans NV	2,023	23,517
Imtech NV	5,694	181,963
InnoConcepts NV (I)	10,527	140
KAS Bank NV	330	3,747
Kendrion NV	212	5,551
Koninklijke BAM Groep NV	22,920	107,967
Koninklijke Ten Cate NV	3,799	132,092
Koninklijke Wessanen NV	2,054	7,173
Macintosh Retail Group NV	454	6,572

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Mediq NV	5,827	$91,674
Nutreco Holding NV (L)	2,903	208,743
Ordina NV (I)	5,537	7,558
Pharming Group NV (I)	17,228	1,658
Sligro Food Group NV	2,169	70,449
SNS REAAL NV (I)	16,603	42,458
Telegraaf Media Groep NV	4,601	54,215
TKH Group NV	2,231	60,562
TomTom NV (I)(L)	15,548	71,517
Unit 4 Agresso NV	1,920	55,649
USG People NV	6,381	64,028
Wavin NV (I)	2,026	28,287

		2,130,164
New Zealand - 0.8%
Air New Zealand, Ltd.	19,995	13,928
Fisher & Paykel Appliances Holdings, Ltd. (I)	73,602	29,991
Fisher & Paykel Healthcare Corp.	28,953	53,088
Freightways, Ltd.	8,921	28,843
Infratil, Ltd.	66,634	103,088
Mainfreight, Ltd.	7,268	57,134
New Zealand Oil & Gas, Ltd. (I)	43,880	27,668
New Zealand Refining Company, Ltd.	19,629	46,325
Nuplex Industries, Ltd.	50,788	107,229
PGG Wrightson, Ltd. (I)	8,197	2,621
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	51,202
Pumpkin Patch, Ltd. (I)	7,395	6,237
Ryman Healthcare, Ltd.	14,826	37,496
Sky Network Television, Ltd.	12,878	54,618
SKYCITY Entertainment Group, Ltd.	43,129	139,150
Tower, Ltd.	20,665	28,259
Vector, Ltd.	18,041	38,262
Warehouse Group, Ltd.	4,936	11,290

		836,429
Nigeria - 0.0%
Maurel & Prom Nigeria (I)	12,266	33,859
Norway - 0.9%
Acta Holding ASA	24,000	5,732
Aktiv Kapital ASA	4,600	24,591
Algeta ASA (I)	600	15,148
Atea ASA	15,457	186,519
Bonheur ASA	1,100	25,027
BW Offshore, Ltd.	30,800	41,065
BWG Homes ASA (I)	8,510	18,245
Camillo Eitzen & Company ASA (I)	130	46
Cermaq ASA	8,984	118,297
DOF ASA (I)	1,335	8,554
EDB Business Partner ASA (I)	946	2,187
Eitzen Chemical ASA (I)	21,250	336
Eltek ASA (I)	22,000	15,997
Ganger Rolf ASA	700	14,806
Kongsberg Automotive Holding ASA (I)	29,400	10,678
Nordic Semiconductor ASA (L)	21,567	76,085
Norwegian Air Shuttle ASA (I)	2,907	55,096
Norwegian Energy Company AS (I)	16,500	22,647
Opera Software ASA	4,868	32,752
Scana Industrier ASA (I)	15,247	5,734
Sevan Marine ASA (I)	2,068	5,779
Siem Offshore, Inc. (I)	20,000	38,477
Solstad Offshore ASA	2,900	54,101
Sparebanken Midt-Norge ASA (L)	3,899	25,060
Tomra Systems ASA	13,184	107,606
Veidekke ASA	6,400	54,436

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Wilh Wilhelmsen Holding ASA, Class A	1,300	$34,271

		999,272
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	10,776
Peru - 0.1%
Copeinca ASA (I)	7,710	56,169
Portugal - 0.3%
Altri SGPS SA	26,263	40,047
Banco BPI SA (I)	23,984	15,873
BANIF SGPS SA (I)	17,971	6,713
Brisa Auto Estrada SA (I)	10,616	37,837
Impresa SGPS SA (I)	11,168	7,452
Investimentos Participacoes e Gestao SA (I)	15,959	3,407
Mota Engil SGPS SA	5,366	8,709
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	75,714
Redes Energeticas Nacionais SA	12,164	36,820
Semapa-Sociedade de Investimento
& Gestao (I)	5,253	38,706
Sonae	50,046	29,757
Sonae Capital SGPS SA (I)	16,889	4,506
Teixeira Duarte SA	21,736	7,253
Zon Multimedia SA	14,900	50,651

		363,445
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	445	4,918
Raven Russia, Ltd.	7,198	7,401

		12,319
Singapore - 1.2%
ASL Marine Holdings, Ltd.	19,600	8,729
Ausgroup, Ltd.	71,000	21,162
Ban Joo & Company, Ltd. (I)	396,000	5,356
Banyan Tree Holdings, Ltd.	54,000	28,982
Bukit Sembawang Estates, Ltd.	16,000	62,235
Cape PLC	836	5,515
Cerebos Pacific, Ltd.	10,000	44,227
CH Offshore, Ltd.	38,000	11,803
China Aviation Oil Singapore Corp., Ltd.	12,000	11,164
China Merchants Holdings Pacific, Ltd.	50,000	27,444
Creative Technology, Ltd.	6,650	20,069
CSE Global, Ltd.	55,000	36,061
Ezion Holdings, Ltd.	49,000	38,572
Ezra Holdings, Ltd. (I)	50,400	46,081
Food Empire Holdings, Ltd.	43,200	12,715
Gallant Venture, Ltd. (I)	71,000	17,497
GMG Global, Ltd.	46,000	5,268
Goodpack, Ltd.	29,000	40,955
Ho Bee Investment, Ltd.	18,000	20,179
Hong Fok Corp., Ltd. (I)	40,000	19,887
Hong Leong Asia, Ltd.	13,000	20,111
Hotel Properties, Ltd.	24,000	37,317
HTL International Holdings, Ltd.	34,000	10,286
Hyflux, Ltd.	51,000	60,877
Jaya Holdings, Ltd. (I)	51,000	23,183
Metro Holdings, Ltd.	63,600	37,206
Midas Holdings, Ltd.	115,000	34,739
Oceanus Group, Ltd. (I)	116,000	7,655
Orchard Parade Holdings, Ltd.	5,000	7,219
Osim International, Ltd.	30,000	30,175
Otto Marine, Ltd.	96,000	9,720
Pan Pacific Hotels Group, Ltd.	21,500	30,757
Petra Foods, Ltd.	45,000	86,975

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Raffles Education Corp., Ltd.	76,188	$27,921
Raffles Medical Group, Ltd.	24,289	44,820
Rotary Engineering, Ltd.	22,000	12,420
SBS Transit, Ltd.	5,000	6,822
SC Global Developments, Ltd.	17,000	14,463
Sinarmas Land, Ltd. (I)	184,000	51,169
Stamford Land Corp., Ltd.	59,000	26,093
Super Coffeemix Manufacturing, Ltd.	25,000	35,890
Swiber Holdings, Ltd. (I)	20,000	10,652
Tat Hong Holdings, Ltd.	31,000	22,930
United Engineers, Ltd.	19,000	38,079
UOB-Kay Hian Holdings, Ltd.	31,000	41,673
WBL Corp., Ltd.	4,000	11,355
Wing Tai Holdings, Ltd.	39,000	39,858
Yongnam Holdings, Ltd.	87,000	17,648

		1,281,914
South Africa - 0.0%
First Uranium Corp. (I)	13,300	2,000
Great Basin Gold, Ltd. (I)(L)	34,200	24,001

		26,001
Spain - 2.0%
Abengoa SA	2,937	53,588
Afirma Grupo Inmobiliario SA (I)	30,139	2,092
Amper SA (I)	1,961	5,489
Antena 3 de Television SA (L)	3,644	21,799
Banco Popular Espanol SA	4,770	17,120
Bankinter SA (L)	17,362	91,094
Bolsas y Mercados Espanoles SA	5,350	137,192
Caja de Ahorros del Mediterraneo	5,428	724
Campofrio Alimentacion SA	1,173	10,048
Cementos Portland Valderrivas SA (I)	1,547	14,528
Construcciones & Auxiliar de Ferrocarriles SA	265	143,772
Deoleo SA (I)	11,142	6,312
Dinamia SA	1,181	6,614
Duro Felguera SA	3,914	25,412
Ebro Foods SA	14,666	284,652
Elecnor SA	2,026	24,854
Ercros SA (I)	12,567	9,727
Faes Farma SA	15,919	32,931
Fluidra SA	3,227	10,844
Gamesa Corporacion Tecnologica SA (L)	7,200	22,904
General de Alquiler de Maquinaria (I)	2,658	2,802
Grupo Catalana Occidente SA	2,531	44,022
Grupo Empresarial Ence SA	15,191	37,810
Grupo Tavex SA (I)	6,482	3,227
Indra Sistemas SA	7,450	91,182
Laboratorios Almirall SA	6,009	52,315
Laboratorios Farmaceuticos Rovi SA	1,750	11,787
Mediaset Espana Comunicacion SA	4,733	27,183
Melia Hotels International SA	5,056	34,393
NH Hoteles SA (I)	8,165	29,759
Obrascon Huarte Lain SA	3,281	97,705
Papeles y Cartones de Europa SA	4,221	15,306
Pescanova SA	1,068	33,827
Promotora de Informaciones SA (I)	9,049	6,939
Prosegur Cia de Seguridad SA	1,875	109,757
Realia Business SA (I)	9,431	11,821
Sacyr Vallehermoso SA	887	2,700
Service Point Solutions SA (I)	7,933	1,714
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	8,375	10,509
Tecnicas Reunidas SA (L)	2,764	115,190
Tubacex SA (I)	10,312	27,925

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Tubos Reunidos SA	9,106	$24,336
Unipapel SA	209	2,765
Vidrala SA	2,228	58,104
Viscofan SA	6,729	301,307
Vocento SA (I)	9,411	25,533
Zeltia SA (I)	16,087	34,595

		2,136,209
Sweden - 3.2%
AarhusKarlshamn AB	4,950	156,333
Acando AB	6,279	14,804
Active Biotech AB (I)	2,172	15,336
AddTech AB	2,310	63,568
AF AB	3,536	73,331
Avanza Bank Holding AB	1,104	31,047
Axfood AB	1,565	56,237
Axis Communications AB	9,260	250,162
BE Group AB	4,723	18,199
Beijer Alma AB	229	4,071
Bergman & Beving AB	3,490	31,280
Betsson AB (I)	2,976	87,575
Bilia AB	1,720	34,024
Billerud AB	17,199	159,343
BioGaia AB	555	15,944
Bure Equity AB	7,860	20,801
Castellum AB (L)	5,616	70,834
CDON Group AB (I)	511	4,365
Clas Ohlson AB	4,002	63,399
Cloetta AB (I)(L)	2,034	4,736
Concordia Maritime AB	2,200	4,792
Duni AB	5,099	46,859
East Capital Explorer AB	3,589	30,222
Enea AB (I)	1,999	13,639
Eniro AB (I)(L)	12,390	29,015
Fabege AB (L)	6,102	52,596
Fagerhult AB	749	22,365
Fastighets AB Balder - B Shares (I)	2,585	12,718
G & L Beijer AB	1,125	45,792
Haldex AB	6,370	41,848
Hexpol AB	1,566	53,316
HIQ International AB (I)	3,756	22,023
Hoganas AB	4,776	174,256
Holmen AB, Series B (L)	4,455	122,297
Hufvudstaden AB, Class A (L)	638	6,743
Industrial & Financial Systems AB	3,487	54,687
Indutrade AB	1,973	61,322
Intrum Justitia AB	6,104	101,497
JM AB	8,981	166,390
KappAhl Holding AB (I)	8,073	8,541
Kungsleden AB	10,626	73,902
Lindab International AB	6,008	48,033
Loomis AB	4,564	65,199
Mekonomen AB	2,150	69,108
NCC AB	8,075	170,183
Net Insight AB (I)	40,297	12,181
New Wave Group AB	6,024	31,136
Nibe Industrier AB	7,047	112,662
Nobia AB (I)	17,611	83,019
OEM International AB	1,799	18,476
PA Resources AB (I)	19,862	5,129
Peab AB	14,016	71,572
Proffice AB	6,320	24,502
Rezidor Hotel Group AB (I)	8,897	31,996
RNB Retail & Brands AB (I)	31,521	15,402
Saab AB	46	859

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
SAS AB (I)(L)	17,484	$22,070
SkiStar AB	222	2,710
SSAB AB, Series A	671	6,348
Studsvik AB	218	1,575
Sweco AB	3,557	38,572
Swedish Orphan Biovitrum AB (I)	11,871	40,210
TradeDoubler AB (I)	4,887	22,976
Trelleborg AB, Series B	18,933	197,609
Wihlborgs Fastigheter AB	3,088	43,647

		3,455,383
Switzerland - 5.0%
Acino Holding AG (I)	303	36,055
Advanced Digital Broadcast Holdings SA (I)	245	3,370
Affichage Holding AG (I)	88	15,505
AFG Arbonia-Forster Holding AG (I)	1,594	36,098
Allreal Holding AG (I)	764	124,875
Ascom Holding AG (I)	3,146	30,221
Autoneum Holding AG (I)	430	24,270
Bachem Holding AG (I)	14	586
Bank Coop AG (I)	1,620	111,264
Bank Sarasin & Compagnie AG (I)	2,914	91,359
Banque Privee Edmond de Rothschild SA	1	26,076
Basilea Pharmaceutica (I)	776	43,525
Belimo Holding AG	29	56,060
Bellevue Group AG	655	9,765
Berner Kantonalbank	285	79,882
Bobst Group AG (I)	1,189	35,609
Bossard Holding AG	167	26,045
Bucher Industries AG	751	159,239
Burckhardt Compression Holding AG	370	101,536
Centralschweizerische Kraftwerke AG	127	47,124
Charles Voegele Holding AG (I)	998	21,758
Cicor Technologies (I)	322	11,685
Cie Financiere Tradition SA	211	16,938
Conzzeta Holding AG (I)	1	2,299
Cytos Biotechnology AG (I)	166	404
Daetwyler Holding AG	778	65,941
Dufry Group AG (I)	1,855	242,323
EFG International	5,629	54,828
Emmi AG (I)	319	69,601
Energiedienst Holding AG (I)	559	29,719
Etrion Corp. (I)	2,427	1,276
Ferrexpo PLC	5,662	27,647
Flughafen Zuerich AG	380	147,148
Forbo Holding AG (I)	196	143,281
Galenica Holding AG (L)	283	185,020
GAM Holding, Ltd. (I)	25,978	378,590
Gategroup Holding AG (I)	846	31,012
Georg Fischer AG (I)	947	433,966
Gottex Fund Management Holdings, Ltd. (I)	1,478	4,417
Gurit Heberlein AG (I)	22	12,606
Helvetia Patria Holding AG (I)	307	113,791
Huber & Suhner AG	222	10,436
Implenia AG (I)	348	11,910
Inficon Holding AG (I)	99	21,934
Informa PLC	10,659	75,369
Intershop Holdings	8	2,925
Kaba Holding AG	317	122,559
Komax Holding AG (I)	777	81,571
Kudelski SA (I)	4,675	33,510
Kuoni Reisen Holding AG (I)	265	97,529
LEM Holding SA	52	28,482
Logitech International SA (I)(L)	9,485	73,902
Lonza Group AG (I)	1,290	66,647

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Luzerner Kantonalbank AG	145	$50,609
Meyer Burger Technology AG (I)(L)	3,227	52,836
Micronas Semiconductor Holding AG (I)	5,145	58,098
Mobilezone Holding AG	3,138	35,639
Mobimo Holding AG (I)	528	128,879
Nobel Biocare Holding AG (I)	1,633	20,441
Orascom Development Holding AG (I)	1,134	22,001
Orell Fuessli Holding AG	136	15,400
Panalpina Welttransport Holding AG	1,612	172,329
Phoenix Mecano AG	53	31,409
PubliGroupe SA	20	2,970
Rieter Holding AG (I)	430	73,404
Romande Energie Holding SA	52	69,086
Schaffner Holding AG (I)	40	11,508
Schmolz + Bickenbach AG	1,684	11,546
Schweiter Technologies AG (I)	3	1,732
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	53,038
Siegfried Holding AG (I)	53	5,449
St. Galler Kantonalbank (I)	99	41,672
Straumann Holding AG	77	13,095
Swisslog Holding AG (I)	4,914	4,732
Swissquote Group Holding SA (I)	1,093	42,254
Tamedia AG	188	23,682
Tecan Group AG (I)	750	55,256
Temenos Group AG (I)	6,787	125,453
U-Blox AG (I)	65	3,208
Unaxis Holding AG (I)	14,200	125,904
Valiant Holding AG (I)	686	84,353
Valora Holding AG	284	65,112
Vaudoise Assurances Holding SA	138	40,570
Vetropack Holding AG	3	5,891
Von Roll Holding AG (I)(L)	7,878	24,469
Vontobel Holding AG (I)	2,802	71,115
WMH Walter Meier AG	155	37,771
Ypsomed Holding AG (I)	276	16,802
Zehnder Group AG	615	45,569
Zuger Kantonalbank	17	96,062

		5,418,832
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC	30,296	166,138
United Kingdom - 19.4%
888 Holdings PLC (I)	12,231	12,424
A.G. Barr PLC	3,000	56,655
AEA Technology Group PLC (I)	19,508	83
Aegis Group PLC	68,082	201,119
Afren PLC (I)	55,554	118,694
Alexon Group PLC (I)	6,881	295
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	69,518
Anglo Pacific Group PLC	10,171	51,145
Anite PLC	6,272	13,017
Ashtead Group PLC	54,314	224,800
Aveva Group PLC	8,544	226,317
Babcock International Group PLC	40,892	520,735
Balfour Beatty PLC	40,039	183,099
Barratt Developments PLC (I)	98,477	222,438
BBA Aviation PLC	48,270	165,206
Bellway PLC	10,163	133,094
Berkeley Group Holdings PLC (I)	13,633	288,129
Bodycote PLC	19,111	117,971

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Booker Group PLC	6,370	$8,586
Bovis Homes Group PLC	13,879	106,906
Brammer PLC	8,722	47,423
Brewin Dolphin Holdings PLC	23,416	66,307
British Polythene Industries PLC	4,443	24,410
Britvic PLC	32,362	199,102
BTG PLC (I)	25,585	136,548
Cable & Wireless Communications PLC	75,207	38,822
Capital & Counties Properties PLC	4,640	14,256
Capital & Regional PLC (I)	28,406	14,765
Carillion PLC	27,252	130,212
Carpetright PLC (I)	3,039	33,370
Charles Taylor Consulting PLC	3,000	7,271
Chemring Group PLC	32,046	209,079
Chesnara PLC	776	2,321
Chime Communications PLC	5,129	18,031
Cineworld Group PLC	6,663	23,164
Close Brothers Group PLC	15,796	198,404
Cobham PLC	28,846	105,646
Colt Telecom Group SA (I)	31,617	53,046
Communisis PLC	1	1
Computacenter PLC	9,482	66,864
Concentric AB	6,370	51,549
Cookson Group PLC	33,297	368,792
Costain Group PLC	3,598	12,681
Cranswick PLC	8,814	113,468
Creston PLC	10,587	10,503
CSR PLC	18,505	68,151
D.S. Smith PLC	122,693	351,226
Daily Mail & General Trust PLC	17,811	128,560
Dairy Crest Group PLC	13,990	74,524
Davis Service Group PLC	14,469	120,784
De La Rue PLC	7,909	113,926
Debenhams PLC	116,644	150,646
Dechra Pharmaceuticals PLC	5,389	42,173
Development Securities PLC	2,220	5,670
Devro PLC	5,062	24,775
Dialight PLC	522	7,681
Dicom Group PLC (I)	12,964	63,464
Dignity PLC	5,430	70,506
Diploma PLC	7,537	54,244
Dixons Retail PLC (I)	231,071	68,888
Domino Printing Sciences PLC	15,207	135,686
Domino’s Pizza UK & IRL PLC	7,102	49,071
Drax Group PLC	30,783	268,402
Dunelm Group PLC	9,379	77,825
E2V Technologies PLC	2,485	4,859
EasyJet PLC	10,091	78,362
Electrocomponents PLC	45,730	181,155
Elementis PLC	54,285	160,188
Enquest PLC (I)	46,110	92,946
Enterprise Inns PLC (I)	55,142	51,996
Euromoney Institutional Investor PLC	8,075	98,141
F&C Asset Management PLC	41,888	44,846
Fenner PLC	9,083	63,062
Fidessa Group PLC	3,586	94,990
Filtrona PLC	27,028	205,308
Findel PLC (I)	318,283	18,586
FirstGroup PLC	35,332	134,267
Galliford Try PLC	8,666	86,738
Gem Diamonds, Ltd. (I)	12,666	55,368
Genus PLC	5,336	108,869
Go-Ahead Group PLC	2,784	55,455
Greene King PLC	18,168	149,001
Greggs PLC	7,878	65,621

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Halfords Group PLC	23,761	$118,179
Halma PLC	49,231	300,052
Hampson Industries PLC (I)	32,209	2,470
Hardy Oil & Gas PLC (I)	5,072	12,428
Hargreaves Lansdown PLC	3,931	30,639
Hays PLC	90,038	121,392
Headlam Group PLC	4,631	21,925
Helical Bar PLC	8,263	25,068
Henderson Group PLC	72,524	148,214
Hikma Pharmaceuticals PLC	17,929	194,855
Hill & Smith Holdings PLC	6,401	34,308
HMV Group PLC (I)(L)	36,339	2,615
Hochschild Mining PLC	15,777	117,078
Homeserve PLC	23,941	89,442
Howden Joinery Group PLC	88,671	176,313
Hunting PLC	9,788	148,232
Hyder Consulting PLC	3,872	25,657
ICAP PLC	359	2,256
IG Group Holdings PLC	25,146	181,187
Imagination Technologies Group PLC (I)	42,994	471,687
Inchcape PLC	27,669	166,376
Inmarsat PLC	21,383	157,408
Innovation Group PLC (I)	9,835	3,146
Intermediate Capital Group PLC	43,942	203,349
International Personal Finance PLC	47,051	202,124
Interserve PLC	12,721	59,249
Invensys PLC	13,129	41,864
ITE Group PLC	16,803	59,735
J.D. Wetherspoon PLC	9,690	63,752
James Fisher & Sons PLC	4,579	43,650
Jardine Lloyd Thompson Group PLC	10,279	114,865
Jazztel PLC (I)	19,044	123,690
JKX Oil & Gas PLC (I)	8,683	22,205
John Menzies PLC	983	9,438
John Wood Group PLC	1,330	15,275
Kcom Group PLC	95,593	112,367
Keller Group PLC	4,607	32,468
Kesa Electricals PLC	45,975	51,562
Kier Group PLC	2,737	49,695
Ladbrokes PLC	55,844	142,914
Laird PLC	26,527	91,272
Logica PLC	103,643	164,956
London Stock Exchange Group PLC	2,971	49,153
Lonmin PLC, ADR	945	15,479
Lookers PLC	17,654	17,644
Low & Bonar PLC	21,034	20,523
M.J. Gleeson Group PLC	8,478	16,261
Management Consulting Group PLC	217	135
Marshalls PLC	1,729	2,724
Marston’s PLC	27,240	42,716
McBride PLC (I)	14,770	29,048
Mears Group PLC	8,289	33,863
Melrose PLC	37,529	253,896
Michael Page International PLC	20,769	159,673
Micro Focus International PLC (I)	24,502	185,303
Millennium & Copthorne Hotels PLC	13,381	102,798
Misys PLC (I)	41,831	239,642
Mitchells & Butlers PLC (I)	26,386	113,970
Mitie Group PLC	21,404	95,651
Moneysupermarket.com Group PLC	11,551	23,438
Morgan Crucible Company PLC	22,928	118,006
Mothercare PLC (I)	6,928	18,412
MWB Group Holdings PLC (I)	11,618	1,510
N. Brown Group PLC	16,271	60,404
National Express Group PLC	34,580	133,193

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
NCC Group, Ltd.	4,560	$65,644
Northgate PLC (I)	1,332	4,500
Novae Group PLC	2,664	15,337
Optos PLC (I)	3,748	15,237
Oxford Biomedica PLC (I)	57,574	2,854
Oxford Instruments PLC	3,507	68,140
Pace PLC	26,281	31,417
PayPoint PLC	4,414	43,954
Pendragon PLC (I)	63,903	13,796
Persimmon PLC	26,100	267,991
Petropavlovsk PLC	20,453	182,030
Photo-Me International PLC	24,627	17,923
Premier Farnell PLC	47,494	163,199
Premier Foods PLC (I)	158,104	41,083
Premier Oil PLC (I)	25,504	160,246
Provident Financial PLC	11,386	208,770
Psion PLC	13,365	13,306
Punch Taverns PLC (I)	20,164	3,789
PV Crystalox Solar PLC (I)	29,464	2,003
PZ Cussons PLC	15,640	74,969
Qinetiq PLC	59,423	151,349
Quintain Estates & Development PLC (I)	54,012	33,251
Rathbone Brothers PLC	4,853	99,085
Redrow PLC (I)	28,411	58,645
Renishaw PLC	2,747	58,402
Rentokil Initial PLC	61,337	83,727
Restaurant Group PLC	15,717	74,410
Ricardo PLC	418	2,404
Rightmove PLC	10,769	250,430
RM PLC	10,003	12,408
Rotork PLC	12,265	401,906
RPC Group PLC	19,465	114,556
RPS Group PLC	17,736	67,236
Salamander Energy PLC (I)	13,282	45,660
Savills PLC	12,336	74,537
SDL PLC	14,000	165,589
Senior PLC	19,322	61,754
Shanks Group PLC	46,070	72,738
SIG PLC	20,810	39,044
Smiths News PLC	16,404	23,286
Soco International PLC (I)	16,636	78,880
Southern Cross Healthcare, Ltd. (I)	15,726	1,572
Spectris PLC	10,418	300,225
Spirax-Sarco Engineering PLC	9,576	319,835
Spirent Communications PLC	60,917	156,310
Spirit Pub Company PLC (I)	20,164	19,862
Sportech PLC (I)	11,390	9,222
Sports Direct International PLC (I)	15,902	73,613
St James’s Place PLC	19,153	108,199
St. Modwen Properties PLC	14,271	42,180
Stagecoach Group PLC	24,940	101,831
Sthree PLC	8,144	43,690
STV Group PLC (I)	2,685	5,074
SuperGroup PLC (I)	11	108
Synergy Health PLC	5,377	73,053
TalkTalk Telecom Group PLC	24,348	53,132
Taylor Wimpey PLC	241,540	198,929
Telecity Group PLC (I)	16,984	200,409
Telecom Plus PLC	752	8,320
Thomas Cook Group PLC (I)	5,723	2,058
Thorntons PLC (I)	4,184	1,858
Topps Tiles PLC	15,591	9,789
Torotrak PLC (I)	2,223	1,458
Travis Perkins PLC	18,315	316,617
Tribal Group PLC	7,453	9,093

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Trinity Mirror PLC (I)	6,673	$4,002
TT electronics PLC	14,769	38,456
TUI Travel PLC	1,293	4,056
Tullett Prebon PLC	20,558	115,154
UBM PLC	12,014	120,464
UK Coal PLC (I)	28,144	7,433
UK Mail Group PLC	2,825	11,079
Ultra Electronics Holdings PLC	5,588	156,263
Umeco PLC	10,112	62,818
Unite Group PLC (I)	5,851	18,463
UTV Media PLC	14,284	34,270
Vectura Group PLC (I)	29,652	25,718
Victrex PLC	5,831	125,798
Vitec Group PLC	1,430	15,390
Volex Group PLC	2,300	9,464
VP PLC	637	2,567
W.S. Atkins PLC	9,549	112,091
WH Smith PLC	11,284	98,455
William Hill PLC	51,239	214,138
Wilmington Group PLC	8,076	12,697
Wincanton PLC (I)	2,774	3,094
Wolfson Microelectronics PLC (I)	12,200	36,618
WSP Group PLC	7,096	28,760
Xaar PLC	156	599
Xchanging PLC (I)	19,640	29,788
Yell Group PLC (I)(L)	116,656	6,971
Yule Catto & Company PLC	8,486	33,642

		20,931,195
United States - 0.4%
Argonaut Gold, Inc.	6,900	58,800
Atlantic Power Corp.	2,433	33,637
BNK Petroleum, Inc. (I)	5,141	8,453
Boart Longyear, Ltd.	36,330	156,673
Colfax Corp. (I)	1	38
Golden Star Resources, Ltd. (I)	27,300	52,276
International Minerals Corp. (I)	1,500	8,677
Jaguar Mining, Inc. (L)	7,500	35,340
Student Transportation of America, Ltd.	5,290	37,868
Tethys Petroleum, Ltd. (I)	5,500	4,632
Thompson Creek Metals Company, Inc. (I)	11,493	77,891

		474,285

TOTAL COMMON STOCKS (Cost $113,846,654)		$107,297,611

RIGHTS - 0.0%
Bank of Queensland, Ltd. (Expiration Date:
04/24/2012, Strike Price: AUD 6.05) (I)	374	$477
Beach Energy, Ltd. (Expiration Date:
04/20/2012, Strike Price: AUD 1.40) (I)	15,038	1,090
BWG Homes ASA (Expiration Date:
04/10/2012; Strike Price: NOK 11.50) (I)	1,142	140
Cloetta AB (Expiration Date: 04/04/2012;
Strike Price: SEK 10.79) (I)	2,034	5,165
Oak Capital Corp. (Expiration Date:
08/31/2012, Strike Price: JPY 94.00) (I)	600	138

TOTAL RIGHTS (Cost $1,854)		$7,010

WARRANTS - 0.0%
Cheuk Nang Holdings, Ltd. (Expiration Date:
04/22/2013; Strike Price: HKD 2.10) (I)	124	19

TOTAL WARRANTS (Cost $0)		$19

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	400,280	$4,006,242

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,006,189)		$4,006,242

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	68,888	68,888

TOTAL SHORT-TERM INVESTMENTS (Cost $68,888)		$68,888

Total Investments (International Small Company Trust)
(Cost $117,923,585) - 103.1%		$111,379,770
Other assets and liabilities, net - (3.1%)		(3,337,229)

TOTAL NET ASSETS - 100.0%		$108,042,541

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Australia - 0.9%
Billabong International, Ltd. (L)	1,532,311	$4,407,505
Downer EDI, Ltd. (I)	1,353,200	5,642,849

		10,050,354
Austria - 0.8%
Telekom Austria AG	734,930	8,566,410
Belgium - 0.1%
KBC Groep NV	26,346	659,716
Bermuda - 0.5%
PartnerRe, Ltd.	76,990	5,226,851
Brazil - 1.0%
Petroleo Brasileiro SA, Class A, ADR	169,500	4,332,420
Vale SA (Preference A Shares), ADR	264,500	6,001,505

		10,333,925
Canada - 1.3%
Suncor Energy, Inc.	168,400	5,502,187
Talisman Energy, Inc.	625,440	7,863,068

		13,365,255
China - 1.3%
China Telecom Corp., Ltd., H Shares	13,736,427	7,545,022
Shanghai Electric Group Company, Ltd.,
H Shares	2,043,115	1,044,094
Trina Solar, Ltd., ADR (I)(L)	731,630	5,216,522

		13,805,638
Denmark - 1.7%
Danske Bank A/S (I)	922,800	15,675,087
Vestas Wind Systems A/S (I)(L)	288,280	2,931,502

		18,606,589
France - 12.3%
AXA SA	1,086,931	18,036,209
BNP Paribas SA	391,996	18,620,025
Carrefour SA	263,440	6,311,692
France Telecom SA	843,243	12,508,855
GDF Suez	174,840	4,513,717
Ipsen SA	65,233	1,783,236
Sanofi	392,333	30,416,696
Societe Generale SA	474,043	13,862,096

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Total SA	333,336	$16,990,620
Vivendi SA	417,353	7,670,728

		130,713,874
Germany - 6.2%
Deutsche Lufthansa AG	495,580	6,932,677
E.ON AG	460,890	11,039,182
Kloeckner & Company SE	238,770	3,460,203
Merck KGaA (I)	139,160	15,400,646
Muenchener Rueckversicherungs AG	119,887	18,092,128
Siemens AG	103,671	10,463,785

		65,388,621
Hong Kong - 1.7%
China Mobile, Ltd.	817,000	8,998,514
First Pacific Company, Ltd.	2,374,000	2,621,138
Kingboard Chemical Holdings, Ltd.	1,843,000	6,368,017

		17,987,669
India - 1.2%
Reliance Industries, Ltd.	858,497	12,596,745
Ireland - 0.8%
CRH PLC	418,460	8,559,755
Italy - 1.5%
UniCredit SpA	3,190,877	15,995,118
Japan - 5.8%
ITOCHU Corp.	721,260	7,891,350
Mazda Motor Corp. (I)	2,372,000	4,178,728
Nintendo Company, Ltd. (L)	18,595	2,816,683
NKSJ Holdings, Inc. (L)	495,800	11,208,169
Nomura Holdings, Inc.	2,053,320	9,156,509
Toyota Motor Corp.	354,130	15,419,578
Trend Micro, Inc.	367,100	11,359,208

		62,030,225
Netherlands - 11.0%
Aegon NV (I)	2,675,082	14,838,914
Akzo Nobel NV	203,570	12,009,384
ING Groep NV, ADR (I)	4,071,630	33,954,250
Koninklijke Philips Electronics NV (I)	646,505	13,102,719
Randstad Holdings NV (L)	276,880	10,438,352
Reed Elsevier NV	772,650	9,863,386
Royal Dutch Shell PLC, B Shares	657,396	23,160,751

		117,367,756
Norway - 4.7%
Statoil ASA	858,610	23,279,780
Telenor ASA	1,414,455	26,223,867

		49,503,647
Russia - 1.4%
Gazprom OAO, ADR	1,209,550	14,962,134
Gazprom OAO, ADR (London Exchange)	4,600	56,254

		15,018,388
Singapore - 2.6%
Flextronics International, Ltd. (I)	2,218,370	16,758,815
Singapore Telecommunications, Ltd.	4,721,000	11,103,579

		27,862,394
South Korea - 6.4%
KB Financial Group, Inc., ADR (L)	578,033	21,213,811
KIWOOM Securities Company, Ltd. (I)	100,305	6,265,215
Korea Investment Holdings Company, Ltd. (I)	145,600	5,811,295
POSCO	35,094	11,801,956

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	20,471	$23,053,625

		68,145,902
Spain - 1.4%
Telefonica SA	908,896	14,910,123
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	744,204	7,697,434
Switzerland - 9.7%
Basilea Pharmaceutica (I)	36,130	2,026,496
Credit Suisse Group AG (I)	925,432	26,365,540
Lonza Group AG (I)	99,460	5,138,527
Noble Corp. (I)(L)	194,390	7,283,793
Novartis AG	187,480	10,383,472
Roche Holdings AG	118,922	20,705,120
Swiss Re, Ltd. (I)	251,611	16,093,831
UBS AG (I)	1,088,836	15,269,253

		103,266,032
Taiwan - 4.4%
Compal Electronics, Inc.	13,233,334	14,887,890
Compal Electronics, Inc., GDR (S)	2,123	11,941
Lite-On Technology Corp.	45,174	54,646
Siliconware Precision Industries Company	9,912,000	11,976,542
Taiwan Semiconductor
Manufacturing Company, Ltd.	6,725,581	19,348,245

		46,279,264
United Kingdom - 17.5%
Aviva PLC	3,897,310	20,671,642
BAE Systems PLC	2,091,561	10,026,492
BP PLC	1,840,025	13,743,157
Carillion PLC	1,520,420	7,264,701
G4S PLC	2,910,180	12,679,274
GlaxoSmithKline PLC	1,112,124	24,834,120
Hays PLC	7,322,723	9,872,731
Kingfisher PLC	2,797,100	13,715,170
Lloyds Banking Group PLC (I)	17,914,590	9,633,439
Marks & Spencer Group PLC	1,089,640	6,602,074
Premier Foods PLC (I)	6,597,839	1,714,418
Rexam PLC	1,713,360	11,726,067
Tesco PLC	4,151,390	21,907,854
Vodafone Group PLC	7,642,088	21,100,790

		185,491,929

TOTAL COMMON STOCKS (Cost $1,116,467,011)		$1,029,429,614

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,849,044	38,523,546

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,520,687)		$38,523,546

SHORT-TERM INVESTMENTS - 2.4%
Time Deposits - 2.4%
Bank of Montreal, 0.040%, 04/02/2012 *	$5,000,000	$5,000,000
Royal Bank of Canada, 0.120%, 04/02/2012 *	20,000,000	20,000,000

		25,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,000,000)		$25,000,000

Total Investments (International Value Trust)
(Cost $1,179,987,698) - 102.9%		$1,092,953,160
Other assets and liabilities, net - (2.9%)		(30,387,941)

TOTAL NET ASSETS - 100.0%		$1,062,565,219

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 35.6%
U.S. Government Agency - 9.4%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034		$1,005,322	1,086,345
6.500%, 04/01/2029 to 08/01/2034		82,762	93,336
7.500%, 08/01/2025 to 05/01/2028		20,683	23,987
Federal National Mortgage Association
4.000%, TBA		6,200,000	6,500,461
4.662%, 05/01/2013		537,018	544,139
5.500%, TBA		12,100,000	13,183,908
5.979%, 05/01/2012		92,387	92,347
6.500%, TBA		100,000	111,814
Government National
Mortgage Association
4.000%, 04/15/2039 to 03/15/2042		13,000,103	13,963,584
6.000%, 12/15/2013 to 04/15/2035		170,879	191,543
6.500%, 06/15/2028 to 02/15/2035		106,390	121,806
7.000%, 11/15/2031 to 11/15/2033		642,870	737,727
8.000%, 07/15/2030		7,174	8,532

			36,659,529
U.S. Government - 26.2%
Treasury Inflation Protected Securities
2.125%, 02/15/2041		211,917	278,753
U.S. Treasury Bonds
1.875%, 09/30/2017		775,000	802,367
3.125%, 11/15/2041 to 02/15/2042		4,375,500	4,180,170
4.250%, 05/15/2039		2,475,000	2,906,578
4.375%, 11/15/2039 to 05/15/2041		5,858,000	7,015,444
4.625%, 02/15/2040 (D)		6,125,000	7,623,714
4.750%, 02/15/2041		1,643,300	2,086,991
5.375%, 02/15/2031		1,575,000	2,114,929
6.250%, 08/15/2023 (F)		2,000,000	2,768,124
6.250%, 05/15/2030		3,750,000	5,482,031
U.S. Treasury Notes
0.250%, 02/15/2015		6,650,000	6,602,200
0.625%, 02/28/2013 (D)		9,675,000	9,710,527
0.875%, 02/28/2017		19,175,000	19,035,674
2.000%, 11/15/2021		4,975,000	4,895,320
2.500%, 04/30/2015		700	741
4.000%, 02/15/2015		4,775,000	5,246,904
4.250%, 11/15/2014		7,900,000	8,670,866
4.750%, 05/15/2014 (D)		11,125,000	12,147,109

			101,568,442

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $134,278,708)			$138,227,971

FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Brazil - 1.2%
Federative Republic of Brazil
5.875%, 01/15/2019		1,430,000	1,710,280
10.000%, 01/01/2014	BRL	5,000,000	2,822,285

			4,532,565
Mexico - 0.4%
Government of Mexico
5.625%, 01/15/2017		$680,000	786,420
6.750%, 09/27/2034		440,000	565,400

			1,351,820
Qatar - 0.2%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	842,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia - 0.2%
Government of Russia
3.250%, 04/04/2017 (S)	$800,000	$800,400

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,205,526)		$7,526,785

CORPORATE BONDS - 46.5%
Consumer Discretionary - 6.3%
Affinia Group, Inc.
10.750%, 08/15/2016 (S)	13,000	14,235
AMC Entertainment, Inc.
8.750%, 06/01/2019	45,000	47,138
AutoNation, Inc.
5.500%, 02/01/2020	80,000	81,200
AutoZone, Inc.
4.000%, 11/15/2020	810,000	839,687
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	29,750
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	25,000	27,250
Catalina Marketing Corp., PIK
10.500%, 10/01/2015 (S)	35,000	33,425
CBS Corp.
3.375%, 03/01/2022	170,000	164,036
5.750%, 04/15/2020	385,000	442,481
8.200%, 05/15/2014	745,000	849,769
CCO Holdings LLC
6.500%, 04/30/2021	140,000	144,900
6.625%, 01/31/2022	325,000	337,188
7.375%, 06/01/2020	110,000	119,350
7.875%, 04/30/2018	15,000	16,200
8.125%, 04/30/2020	10,000	11,100
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	20,000	21,925
Comcast Cable Communications LLC
8.500%, 05/01/2027	556,000	752,926
Comcast Corp.
5.700%, 05/15/2018	545,000	643,056
COX Communications, Inc.
8.375%, 03/01/2039 (S)	150,000	210,621
CSC Holdings, Inc.
7.625%, 07/15/2018	464,000	517,360
Daimler Finance North America LLC
8.500%, 01/18/2031	575,000	835,081
DIRECTV Holdings LLC
3.500%, 03/01/2016	565,000	593,287
3.800%, 03/15/2022 (S)	1,625,000	1,602,036
4.750%, 10/01/2014	440,000	478,208
5.200%, 03/15/2020	215,000	236,358
DISH DBS Corp.
6.750%, 06/01/2021	281,000	302,778
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	25,000	27,656
Ford Motor Company
7.450%, 07/16/2031	385,000	470,663
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	89,562
8.125%, 01/15/2020	255,000	308,138
Home Depot, Inc.
5.875%, 12/16/2036	550,000	657,036
HSN, Inc.
11.250%, 08/01/2016	25,000	27,125

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Lamar Media Corp.
5.875%, 02/01/2022 (S)	$30,000	$30,525
Liberty Media LLC
8.250%, 02/01/2030	128,000	129,280
Limited Brands, Inc.
5.625%, 02/15/2022	205,000	206,794
7.000%, 05/01/2020	95,000	105,925
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,201,000	1,244,254
5.900%, 12/01/2016	115,000	131,941
6.900%, 04/01/2029	419,000	487,602
Mediacom Broadband LLC
8.500%, 10/15/2015	78,000	80,340
MGM Resorts International
9.000%, 03/15/2020	10,000	11,125
10.375%, 05/15/2014	5,000	5,669
11.125%, 11/15/2017	5,000	5,656
NBCUniversal Media LLC
5.150%, 04/30/2020	500,000	565,713
NetFlix, Inc.
8.500%, 11/15/2017	45,000	49,050
News America, Inc.
7.750%, 01/20/2024	622,000	719,116
7.850%, 03/01/2039	325,000	395,030
Peninsula Gaming LLC
8.375%, 08/15/2015	20,000	21,100
PVH Corp.
7.375%, 05/15/2020	75,000	82,688
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	71,838
QVC, Inc.
7.500%, 10/01/2019 (S)	90,000	98,775
Service Corp. International
7.375%, 10/01/2014	10,000	10,925
7.625%, 10/01/2018	20,000	23,000
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,688
Staples, Inc.
9.750%, 01/15/2014	935,000	1,062,285
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	852,175
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	97,325
Time Warner Cable, Inc.
4.000%, 09/01/2021	305,000	312,377
5.850%, 05/01/2017	1,390,000	1,621,653
5.875%, 11/15/2040	610,000	655,291
8.250%, 02/14/2014	205,000	232,079
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	481,111
Time Warner, Inc.
7.700%, 05/01/2032	1,298,000	1,688,854
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	172,825
Viacom, Inc.
1.250%, 02/27/2015	315,000	314,677
6.875%, 04/30/2036	450,000	564,086
Videotron Ltee
5.000%, 07/15/2022 (S)	115,000	113,850
9.125%, 04/15/2018	592,000	654,160
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	302,156

		24,549,463

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 3.4%
Altria Group, Inc.
9.250%, 08/06/2019	$360,000	$483,966
9.700%, 11/10/2018	1,065,000	1,446,775
10.200%, 02/06/2039	300,000	463,951
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	559,668
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,000,000	1,060,617
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	971,290
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	320,000	362,400
CVS Caremark Corp.
6.250%, 06/01/2027	310,000	370,147
6.600%, 03/15/2019	300,000	369,956
CVS Pass Through Trust
6.943%, 01/10/2030	526,083	605,405
General Mills, Inc.
5.200%, 03/17/2015	445,000	495,166
5.650%, 02/15/2019	225,000	267,053
Kraft Foods, Inc.
6.500%, 02/09/2040	280,000	343,522
6.875%, 01/26/2039	445,000	556,333
Lorillard Tobacco Company
8.125%, 06/23/2019	220,000	273,074
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	143,778
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	1,136,000	1,257,680
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,875
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	314,284
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	769,360
3.750%, 01/15/2022 (S)	350,000	355,931
Smithfield Foods, Inc.
10.000%, 07/15/2014	65,000	76,050
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	19,000	19,950
The Kroger Company
4.950%, 01/15/2015	700,000	768,812
6.750%, 04/15/2012	671,000	672,227
Tyson Foods, Inc.
10.500%, 03/01/2014	15,000	17,400

		13,051,670
Energy - 3.1%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	14,480
6.250%, 06/01/2021	11,000	9,928
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	35,638
6.450%, 09/15/2036	640,000	738,833
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,650
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,550
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	730,097
Chesapeake Energy Corp.
6.625%, 08/15/2020	5,000	5,088
6.875%, 11/15/2020	75,000	77,438
ConocoPhillips
5.900%, 05/15/2038	400,000	495,166

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Consol Energy, Inc.
8.000%, 04/01/2017	$25,000	$26,063
8.250%, 04/01/2020	25,000	26,125
Continental Resources, Inc.
5.000%, 09/15/2022 (S)	180,000	180,900
El Paso Corp.
6.500%, 09/15/2020	265,000	291,666
7.000%, 06/15/2017	560,000	623,447
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	93,799
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	399,600
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	165,000	174,900
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020 (S)	165,000	165,413
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	1,045,000	1,244,731
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	308,824
Newfield Exploration Company
5.750%, 01/30/2022	45,000	47,138
6.625%, 04/15/2016	25,000	25,563
6.875%, 02/01/2020	140,000	146,650
7.125%, 05/15/2018	130,000	136,825
Nexen, Inc.
6.200%, 07/30/2019	515,000	597,500
7.500%, 07/30/2039	125,000	153,065
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	800,000	771,990
Peabody Energy Corp.
6.500%, 09/15/2020	396,000	396,000
7.375%, 11/01/2016	60,000	65,850
Petrobras International Finance Company
5.375%, 01/27/2021	1,400,000	1,506,903
6.750%, 01/27/2041	396,000	457,948
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	131,451
6.875%, 05/01/2018	90,000	105,828
Pride International, Inc.
6.875%, 08/15/2020	20,000	24,381
Range Resources Corp.
5.000%, 08/15/2022	20,000	19,750
5.750%, 06/01/2021	40,000	42,000
6.750%, 08/01/2020	25,000	27,125
7.500%, 10/01/2017	50,000	52,625
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	425,613
Transocean, Inc.
4.950%, 11/15/2015	800,000	855,406
Valero Energy Corp.
8.750%, 06/15/2030	403,000	491,787

		12,156,734
Financials - 19.2%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	991,394
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	205,000	234,736
AMB Property LP
6.125%, 12/01/2016	505,000	555,186
7.500%, 06/30/2018	364,000	412,239
American Express Centurion Bank
6.000%, 09/13/2017	950,000	1,111,476

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
3.800%, 03/22/2017	$185,000	$187,281
4.875%, 09/15/2016	600,000	634,529
5.450%, 05/18/2017	370,000	397,676
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	783,385
Bank of America Corp.
5.625%, 07/01/2020	945,000	984,869
5.650%, 05/01/2018	350,000	373,529
5.700%, 01/24/2022	750,000	793,639
5.750%, 12/01/2017	600,000	643,340
5.875%, 01/05/2021	1,500,000	1,586,216
Barclays Bank PLC
6.050%, 12/04/2017 (S)	950,000	976,592
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	407,779
5.700%, 05/01/2017	825,000	873,775
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,043,958
CIT Group, Inc.
5.250%, 03/15/2018	140,000	142,800
7.000%, 05/04/2015 to 05/02/2017 (S)	66,000	66,155
Citigroup, Inc.
4.450%, 01/10/2017	475,000	497,458
4.875%, 05/07/2015	614,000	636,583
5.000%, 09/15/2014	360,000	372,792
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,169,880
6.500%, 08/19/2013	205,000	216,862
6.875%, 03/05/2038	550,000	633,306
8.500%, 05/22/2019	850,000	1,047,656
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	129,600
Discover Financial Services
6.450%, 06/12/2017	885,000	988,837
Duke Realty LP
6.750%, 03/15/2020	340,000	397,484
DuPont Fabros Technology LP
8.500%, 12/15/2017	155,000	170,500
Equity One, Inc.
6.000%, 09/15/2017	400,000	431,150
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,371,750
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	525,000	572,366
Fifth Third Bancorp
3.625%, 01/25/2016	610,000	642,329
General Electric Capital Corp.
4.650%, 10/17/2021	1,100,000	1,170,300
5.300%, 02/11/2021	1,115,000	1,207,154
5.625%, 05/01/2018	500,000	579,392
5.875%, 01/14/2038	680,000	745,319
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	390,000	416,325
HCP, Inc.
3.750%, 02/01/2019	155,000	154,042
5.650%, 12/15/2013	450,000	477,400
7.072%, 06/08/2015	433,000	484,697
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	816,621
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	333,900

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Host Hotels & Resorts LP (continued)
6.375%, 03/15/2015	$20,000	$20,350
HSBC Holdings PLC
4.000%, 03/30/2022	385,000	382,139
5.100%, 04/05/2021	395,000	426,865
6.800%, 06/01/2038	355,000	405,391
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	563,840
9.500%, 04/15/2014	865,000	959,886
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	111,925
5.875%, 04/01/2019	615,000	594,202
6.250%, 05/15/2019	50,000	49,340
6.375%, 03/25/2013	106,000	108,915
8.625%, 09/15/2015	25,000	27,500
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	761,983
JPMorgan Chase & Company
4.250%, 10/15/2020	510,000	521,986
4.350%, 08/15/2021	890,000	908,995
6.000%, 01/15/2018	1,470,000	1,700,089
Kemper Corp.
6.000%, 05/15/2017	144,000	153,579
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	441,040
6.875%, 10/01/2019	560,000	654,530
Lazard Group LLC
6.850%, 06/15/2017	1,290,000	1,417,893
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	1,000,000	914,813
Liberty Property LP
6.625%, 10/01/2017	210,000	242,790
Lloyds TSB Bank PLC
4.200%, 03/28/2017	310,000	312,258
4.375%, 01/12/2015 (S)	350,000	358,790
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	778,429
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,635,428
7.750%, 05/14/2038	300,000	326,624
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,087,744
5.125%, 04/10/2013 (S)	535,000	559,229
Morgan Stanley
4.750%, 03/22/2017	945,000	945,108
5.550%, 04/27/2017	285,000	291,580
6.250%, 08/28/2017	1,320,000	1,389,708
6.625%, 04/01/2018	1,225,000	1,289,624
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	713,480
9.375%, 08/15/2039 (S)	250,000	315,873
NBD Bancorp NA
8.250%, 11/01/2024	1,730,000	2,171,560
Nordea Bank AB
2.250%, 03/20/2015 (S)	325,000	325,124
4.875%, 05/13/2021 (S)	575,000	559,394
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,227,346
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	745,699
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	80,000	77,800
Realty Income Corp.
6.750%, 08/15/2019	410,000	473,557

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
6.000%, 01/25/2017	$85,000	$87,532
6.250%, 01/25/2016	1,161,000	1,207,237
7.250%, 01/25/2022	55,000	57,445
8.000%, 03/25/2020	10,000	10,800
8.450%, 06/15/2018	150,000	167,250
Sovereign Bank
8.750%, 05/30/2018	250,000	292,641
Springleaf Finance Corp.
5.375%, 10/01/2012	346,000	332,160
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,659,497
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	728,337
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	98,945
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	410,000	405,718
5.375%, 03/15/2020	180,000	182,925
5.750%, 01/24/2022	1,700,000	1,748,205
6.750%, 10/01/2037	2,030,000	1,978,495
7.500%, 02/15/2019	225,000	257,000
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	727,390
UDR, Inc.
6.050%, 06/01/2013	500,000	522,574
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	154,875
US Bancorp
7.500%, 06/01/2026	1,624,000	1,963,244
Ventas Realty LP
4.750%, 06/01/2021	575,000	579,941
Wachovia Bank NA
6.919%, 12/15/2036	500,000	575,510
Wells Fargo & Company
3.500%, 03/08/2022	200,000	196,812
3.676%, 06/15/2016	700,000	747,394
4.950%, 10/16/2013	2,410,000	2,541,894
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
, 03/15/2018	70,000	76,213
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	287,278

		74,403,975
Health Care - 3.1%
Alere, Inc.
9.000%, 05/15/2016	35,000	36,488
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,441,952
Amgen, Inc.
3.875%, 11/15/2021	1,645,000	1,683,722
6.400%, 02/01/2039	345,000	398,206
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,650
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,763
BioScrip, Inc.
10.250%, 10/01/2015	15,000	16,238
Cigna Corp.
4.000%, 02/15/2022	935,000	951,221
Community Health Systems, Inc.
8.875%, 07/15/2015	11,000	11,399

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts Holding Company
2.100%, 02/12/2015 (S)	$1,575,000	$1,594,410
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,450
5.875%, 01/31/2022 (S)	11,000	11,303
6.500%, 09/15/2018 (S)	10,000	10,900
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,863
HCA, Inc.
5.875%, 03/15/2022	150,000	150,188
6.375%, 01/15/2015	15,000	15,825
6.500%, 02/15/2020	365,000	383,250
8.500%, 04/15/2019	125,000	138,906
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	496,927
Merck & Company, Inc.
4.000%, 06/30/2015	725,000	796,186
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,288,568
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	775,000	944,836
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)	330,000	340,725
8.875%, 07/01/2019	150,000	168,000
UnitedHealth Group, Inc.
2.875%, 03/15/2022	575,000	562,395
WellPoint, Inc.
7.000%, 02/15/2019	485,000	602,031

		12,138,402
Industrials - 1.8%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	30,825
BE Aerospace, Inc.
5.250%, 04/01/2022	76,000	76,760
6.875%, 10/01/2020	50,000	54,750
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	159,500
7.750%, 03/15/2020 (S)	75,000	83,625
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	37,275
7.875%, 12/01/2017	420,000	488,250
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,473
CNH America LLC
7.250%, 01/15/2016	30,000	32,925
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	202,681	215,349
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	323,387	338,327
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,942	15,117
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,818	4,895
Deluxe Corp.
7.375%, 06/01/2015	110,000	113,025
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,300,534
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	49,725

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	$16,000	$16,960
7.125%, 03/15/2021	161,000	172,471
Hutchison Whampoa International, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,072,674
International Lease Finance Corp.
5.750%, 05/15/2016	450,000	449,414
6.500%, 09/01/2014 (S)	20,000	21,125
6.625%, 11/15/2013	25,000	25,500
6.750%, 09/01/2016 (S)	25,000	26,781
7.125%, 09/01/2018 (S)	20,000	21,800
Marquette Transportation Company
10.875%, 01/15/2017	30,000	31,613
Masco Corp.
6.500%, 08/15/2032	110,000	103,341
7.125%, 03/15/2020	125,000	133,593
7.750%, 08/01/2029	130,000	133,817
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,375
10.625%, 03/15/2018	30,000	32,250
Navistar International Corp.
8.250%, 11/01/2021	41,000	44,690
Owens Corning
9.000%, 06/15/2019	15,000	18,513
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	628,193	712,999
Textron, Inc.
7.250%, 10/01/2019	380,000	436,126
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	72,579	73,668
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	16,988
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	25,000	25,594
Waste Management, Inc.
6.375%, 03/11/2015	375,000	428,175

		7,034,822
Information Technology - 1.2%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	52,500
Avnet, Inc.
6.625%, 09/15/2016	500,000	566,529
Equinix, Inc.
8.125%, 03/01/2018	45,000	49,500
Fidelity National Information Services, Inc.
5.000%, 03/15/2022 (S)	135,000	132,975
7.625%, 07/15/2017 (S)	15,000	16,350
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	20,000	20,525
Hewlett-Packard Company
3.000%, 09/15/2016	1,750,000	1,797,231
3.300%, 12/09/2016	800,000	832,147
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	80,000	83,600
International Business Machines Corp.
1.950%, 07/22/2016	645,000	661,736
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	36,750
Seagate HDD Cayman
6.875%, 05/01/2020	110,000	117,013
7.000%, 11/01/2021 (S)	310,000	333,250

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Seagate Technology HDD Holdings
6.800%, 10/01/2016	$10,000	$11,025

		4,711,131
Materials - 1.4%
Agrium, Inc.
7.125%, 05/23/2036	475,000	592,695
ArcelorMittal
4.500%, 02/25/2017	545,000	546,476
6.125%, 06/01/2018	350,000	367,653
Ashland, Inc.
9.125%, 06/01/2017	25,000	27,719
Ball Corp.
5.000%, 03/15/2022	70,000	70,175
5.750%, 05/15/2021	82,000	87,125
6.750%, 09/15/2020	80,000	87,600
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	31,950
CF Industries, Inc.
6.875%, 05/01/2018	45,000	51,975
7.125%, 05/01/2020	45,000	53,606
Clearwater Paper Corp.
7.125%, 11/01/2018	40,000	42,400
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	345,130
Crown Americas LLC
6.250%, 02/01/2021	235,000	252,625
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	300,000	316,890
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	50,215
Lyondell Chemical Company
8.000%, 11/01/2017	34,000	38,165
Neenah Paper, Inc.
7.375%, 11/15/2014	21,000	21,000
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	215,000	241,875
Silgan Holdings, Inc.
5.000%, 04/01/2020 (S)	305,000	303,475
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,669
The Dow Chemical Company
4.250%, 11/15/2020	550,000	575,303
5.900%, 02/15/2015	800,000	900,554
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	239,504

		5,249,779
Telecommunication Services - 3.0%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,096,307
AT&T, Inc.
5.500%, 02/01/2018	140,000	164,898
6.300%, 01/15/2038	1,375,000	1,611,396
CenturyLink, Inc.
5.800%, 03/15/2022	300,000	292,844
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	975,497
7.125%, 10/01/2012	532,000	549,194
Cricket Communications, Inc.
7.750%, 05/15/2016	345,000	363,975
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	23,938
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	123,625

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
GTE Corp.
8.750%, 11/01/2021	$515,000	$709,324
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	27,438
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	42,700
Qwest Corp.
7.500%, 10/01/2014	55,000	61,312
8.375%, 05/01/2016	390,000	465,937
SBA Telecommunications, Inc.
8.000%, 08/15/2016	5,000	5,375
8.250%, 08/15/2019	75,000	82,688
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	4,125
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	75,000	76,125
9.000%, 11/15/2018 (S)	80,000	87,800
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	667,875
6.000%, 09/30/2034	347,000	305,360
Telefonica Emisiones SAU
7.045%, 06/20/2036	575,000	563,864
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,286,142
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,400,488
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	152,075
Windstream Corp.
7.875%, 11/01/2017	365,000	402,413
8.125%, 09/01/2018	60,000	64,200

		11,606,915
Utilities - 4.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	147,175
7.000%, 05/20/2022	25,000	25,500
AmeriGas Partners LP
6.500%, 05/20/2021	65,000	65,975
Calpine Corp.
7.500%, 02/15/2021	190,000	202,825
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,275,101
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	463,122
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	700,000	749,610
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	194,074
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,320,000	1,444,740
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	471,625
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,064,922
7.000%, 06/15/2038	425,000	574,209
DPL, Inc.
7.250%, 10/15/2021 (S)	355,000	394,050
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,372,834
Edison International
3.750%, 09/15/2017	495,000	519,187
Ferrellgas LP
6.500%, 05/01/2021	175,000	157,938

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
5.250%, 12/15/2015	$250,000	$284,984
Intergen NV
9.000%, 06/30/2017 (S)	225,000	236,813
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,350
Nevada Power Company
6.500%, 08/01/2018	450,000	553,883
Northern States Power Company
6.500%, 03/01/2028	433,000	552,721
NRG Energy, Inc.
7.375%, 01/15/2017	65,000	67,600
Ohio Edison Company
6.875%, 07/15/2036	450,000	552,224
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	500,148
Progress Energy Inc.
7.000%, 10/30/2031	270,000	342,267
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	521,748
7.000%, 03/09/2029	346,000	430,599
Sempra Energy
6.000%, 10/15/2039	500,000	598,571
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	492,224
Southern California Edison Company
6.000%, 01/15/2034	519,000	645,965
The AES Corp.
8.000%, 06/01/2020	175,000	200,813
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	256,458

		15,376,255

TOTAL CORPORATE BONDS (Cost $168,881,378)		$180,279,146

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	1,020,478
BankAmerica Capital II ,
8.000%, 12/15/2026	80,000	80,800
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	400,000
NB Capital Trust IV , 8.250%, 04/15/2027	172,000	175,440

		1,676,718

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,621,427)		$1,676,718

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	24,781
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	47,688

TOTAL CONVERTIBLE BONDS (Cost $64,827)		$72,469

MUNICIPAL BONDS - 4.7%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,050,000	1,351,728
City of Chicago (Illinois)
6.845%, 01/01/2038	990,000	1,090,069

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois State Toll Highway Authority
6.184%, 01/01/2034	$945,000	$1,130,333
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	900,000	934,920
Jersey City Municipal Utilities Authority
(New Jersey) 4.550%, 05/15/2012	130,000	130,257
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,149,440
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,524,427
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	360,580
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	1,117,143
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,233,758
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,583,687
Ohio State University 4.800%, 06/01/2111	196,000	198,031
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	400,000	486,624
State of California
7.300%, 10/01/2039	925,000	1,158,100
7.550%, 04/01/2039	650,000	835,192
7.600%, 11/01/2040	75,000	97,035
State of Illinois
5.665%, 03/01/2018	960,000	1,050,614
5.877%, 03/01/2019	750,000	824,205
University of California
5.770%, 05/15/2043	660,000	776,035
University of Missouri 5.960%, 11/01/2039	940,000	1,181,721

TOTAL MUNICIPAL BONDS (Cost $15,363,644)		$18,213,899

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Commercial & Residential - 1.9%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	880,000	936,836
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW 14, Class A4
5.201%, 12/11/2038	1,210,000	1,360,044
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	765,761
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	680,120
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class A4 5.481%, 12/12/2044 (P)	1,500,000	1,663,139
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.848%, 05/12/2039 (P)	500,000	566,591
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	746,000	833,586
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	585,000	647,874

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.008%, 09/16/2035	$267,220	$53,604

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,786,659)		$7,507,555

ASSET BACKED SECURITIES - 3.1%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	1,335,000	1,343,323
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	675,000	684,072
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,260,000	1,298,730
Series 2009-1A, Class A,
9.310%, 10/20/2013 (S)	550,000	563,738
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	813,996
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	445,000	457,377
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	485,000	485,293
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	884,124
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	224,512	225,180
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,155,760
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	291,938
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	292,011
LCM LP, Series 8A, Class A
2.167%, 01/14/2021 (P)(S)	1,100,000	1,111,596
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	125,256	129,901
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	335,907
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3,
1.240%, 02/17/2014	785,000	786,038
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	954,447
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	176,317

TOTAL ASSET BACKED SECURITIES (Cost $11,893,994)		$11,989,748

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.6%
Repurchase Agreement - 9.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.100%
to be repurchased at $11,600,097 on
04/02/2012, collateralized by
$10,122,607 Government National
Mortgage Association, 4.000 - 4.500%
due 05/15/2041 - 09/15/2041 (valued at
$11,832,001, including interest)	$11,600,000	$11,600,000
UBS Warburg Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.150%
to be repurchased at $25,400,317 on
04/02/2012, collateralized by
$24,063,642 Federal Home Loan
Mortgage Corp., 4.000% due 07/01/2025
(valued at $24,137,001, including
interest) and $1,765,012 Federal National
Mortgage Association, 4.500% due
06/01/2041 (valued at $1,770,999,
including interest)	25,400,000	25,400,000

		37,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,000,000)		$37,000,000

Total Investments (Investment Quality Bond Trust)
(Cost $383,096,163) - 103.8%		$402,494,291
Other assets and liabilities, net - (3.8%)		(14,628,537)

TOTAL NET ASSETS - 100.0%		$387,865,754

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.3%
Consumer Discretionary - 7.8%
Auto Components - 0.0%
Visteon Corp. (I)	300	$15,900
Automobiles - 0.1%
General Motors Company (I)	3,800	97,470
Distributors - 0.2%
Genuine Parts Company	4,500	282,375
LKQ Corp. (I)	500	15,585

		297,960
Diversified Consumer Services - 0.3%
Apollo Group, Inc., Class A (I)	6,300	243,432
Bridgepoint Education, Inc. (I)	700	17,325
Career Education Corp. (I)	1,900	15,314
DeVry, Inc.	400	13,548
H&R Block, Inc.	4,400	72,468
ITT Educational Services, Inc. (I)	300	19,842
Weight Watchers International, Inc.	1,000	77,190

		459,119
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (I)	200	18,138
Chipotle Mexican Grill, Inc. (I)	40	16,720
Cracker Barrel Old Country Store, Inc.	300	16,740
Domino’s Pizza, Inc.	500	18,150
Einstein Noah Restaurant Group, Inc.	1,000	14,920
McDonald’s Corp.	39,950	3,919,095
Multimedia Games Holding Company, Inc. (I)	2,000	21,920

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)	720	$115,862
Ruth’s Hospitality Group, Inc. (I)	3,000	22,770
Starbucks Corp.	2,800	156,492
Wynn Resorts, Ltd.	350	43,708
Yum! Brands, Inc.	600	42,708

		4,407,223
Household Durables - 0.1%
Garmin, Ltd.	800	37,560
Mohawk Industries, Inc. (I)	300	19,953
NVR, Inc. (I)	22	15,979
Tempur-Pedic International, Inc. (I)	300	25,329
Tupperware Brands Corp.	300	19,050
Whirlpool Corp.	200	15,372

		133,243
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (I)	850	172,134
Expedia, Inc.	1,200	40,128
Liberty Interactive Corp., Series A (I)	2,700	51,543

		263,805
Leisure Equipment & Products - 0.0%
Johnson Outdoors, Inc. (I)	900	17,190
Mattel, Inc.	500	16,830

		34,020
Media - 0.3%
Arbitron, Inc.	400	14,792
CBS Corp., Class B	1,800	61,038
Charter Communications, Inc., Class A (I)	1,200	76,140
DIRECTV, Class A (I)	1,100	54,274
DISH Network Corp.	2,400	79,032
Gannett Company, Inc.	2,800	42,924
Lamar Advertising Company, Class A (I)	1,100	35,651
Liberty Media Corp. - Liberty
Capital, Series A (I)	200	17,630
The McGraw-Hill Companies, Inc.	1,000	48,470
The Washington Post Company, Class B	40	14,943
Time Warner, Inc.	2,300	86,825
Viacom, Inc., Class B	1,300	61,698

		593,417
Multiline Retail - 0.6%
Big Lots, Inc. (I)	400	17,208
Dillard’s, Inc., Class A	300	18,906
Dollar General Corp. (I)	1,100	50,820
Dollar Tree, Inc. (I)	4,800	453,552
Family Dollar Stores, Inc.	3,100	196,168
J.C. Penney Company, Inc.	1,100	38,973
Macy’s, Inc.	1,600	63,568
Sears Holdings Corp. (I)	1,600	106,000
Target Corp.	1,400	81,578

		1,026,773
Specialty Retail - 1.6%
Aaron’s, Inc.	600	15,540
Advance Auto Parts, Inc.	2,000	177,140
Aeropostale, Inc. (I)	1,000	21,620
AutoNation, Inc. (I)	2,200	75,482
AutoZone, Inc. (I)	380	141,284
Best Buy Company, Inc.	5,200	123,136
Big 5 Sporting Goods Corp.	1,900	14,896
Charming Shoppes, Inc. (I)	2,800	16,520
Destination Maternity Corp.	1,000	18,570
GameStop Corp., Class A	2,100	45,864
Genesco, Inc. (I)	300	21,495

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Jos A. Bank Clothiers, Inc. (I)	300	$15,123
O’Reilly Automotive, Inc. (I)	600	54,810
Penske Automotive Group, Inc.	800	19,704
Ross Stores, Inc.	9,600	557,760
Sally Beauty Holdings, Inc. (I)	800	19,840
Systemax, Inc. (I)	800	13,488
The Gap, Inc.	2,500	65,350
TJX Companies, Inc.	31,000	1,231,010
Ulta Salon Cosmetics & Fragrance, Inc.	200	18,578

		2,667,210
Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc. (I)	400	19,908
Coach, Inc.	7,600	587,328
Fossil, Inc. (I)	1,200	158,376
NIKE, Inc., Class B	17,300	1,876,012
Steven Madden, Ltd. (I)	400	17,100
VF Corp.	2,330	340,133

		2,998,857

		12,994,997
Consumer Staples - 24.1%
Beverages - 6.0%
Brown Forman Corp., Class B	4,500	375,255
Dr. Pepper Snapple Group, Inc.	900	36,189
Monster Beverage Corp. (I)	7,580	470,642
PepsiCo, Inc.	54,900	3,642,615
The Coca-Cola Company	73,400	5,432,334

		9,957,035
Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	3,500	317,800
CVS Caremark Corp.	9,700	434,560
Pricesmart, Inc.	200	14,562
Safeway, Inc.	2,700	54,567
SUPERVALU, Inc.	2,300	13,133
Sysco Corp.	19,100	570,326
The Kroger Company	7,700	186,571
Wal-Mart Stores, Inc.	111,600	6,829,920
Walgreen Company	21,800	730,082
Whole Foods Market, Inc.	600	49,920

		9,201,441
Food Products - 2.1%
Campbell Soup Company	6,400	216,640
ConAgra Foods, Inc.	2,900	76,154
Dean Foods Company (I)	1,500	18,165
Farmer Brothers Company (I)	2,000	21,780
Flowers Foods, Inc.	3,700	75,369
General Mills, Inc.	21,400	844,230
Green Mountain Coffee Roasters, Inc. (I)	700	32,788
H.J. Heinz Company	4,800	257,040
Hormel Foods Corp.	8,500	250,920
Kellogg Company	8,800	471,944
Kraft Foods, Inc., Class A	10,200	387,702
McCormick & Company, Inc., Non-
Voting Shares	4,500	244,935
Ralcorp Holdings, Inc. (I)	200	14,818
Smithfield Foods, Inc. (I)	700	15,421
The Hershey Company	8,200	502,906
The J.M. Smucker Company	500	40,680
Tyson Foods, Inc., Class A	800	15,320

		3,486,812
Household Products - 5.6%
Church & Dwight Company, Inc.	5,300	260,707

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Clorox Company	4,300	$295,625
Colgate-Palmolive Company	18,700	1,828,486
Kimberly-Clark Corp.	10,700	790,623
Spectrum Brands Holdings, Inc. (I)	600	20,976
The Procter & Gamble Company	89,300	6,001,853

		9,198,270
Personal Products - 0.8%
Avon Products, Inc.	6,000	116,160
Herbalife, Ltd.	4,300	295,926
Nu Skin Enterprises, Inc., Class A	1,800	104,238
The Estee Lauder Companies, Inc., Class A	12,880	797,787

		1,314,111
Tobacco - 4.0%
Altria Group, Inc.	3,800	117,306
Lorillard, Inc.	5,430	703,076
Philip Morris International, Inc.	58,300	5,165,963
Reynolds American, Inc.	16,800	696,192
Universal Corp.	300	13,980

		6,696,517

		39,854,186
Energy - 1.1%
Energy Equipment & Services - 0.1%
Gulfmark Offshore, Inc., Class A (I)	400	18,384
Halliburton Company	1,400	46,466
SEACOR Holdings, Inc. (I)	200	19,156

		84,006
Oil, Gas & Consumable Fuels - 1.0%
Cabot Oil & Gas Corp.	1,000	31,170
Chevron Corp.	10,020	1,074,545
ConocoPhillips	4,500	342,045
Energy Partners, Ltd. (I)	1,000	16,610
EXCO Resources, Inc.	2,100	13,923
Golar LNG, Ltd.	400	15,220
HollyFrontier Corp.	600	19,290
Marathon Oil Corp.	1,400	44,380
Marathon Petroleum Corp.	900	39,024
Range Resources Corp.	500	29,070
Sunoco, Inc.	400	15,260
The Williams Companies, Inc.	1,100	33,891
Valero Energy Corp.	2,700	69,579
World Fuel Services Corp.	400	16,400

		1,760,407

		1,844,413
Financials - 1.4%
Capital Markets - 0.1%
GAMCO Investors, Inc., Class A	300	14,883
Janus Capital Group, Inc.	2,400	21,384
Legg Mason, Inc.	600	16,758
Safeguard Scientifics, Inc. (I)	1,000	17,200

		70,225
Commercial Banks - 0.2%
Bancorp, Inc. (I)	2,100	21,084
CapitalSource, Inc.	2,300	15,180
Central Pacific Financial Corp. (I)	1,200	15,540
CIT Group, Inc. (I)	1,400	57,736
First Connecticut Bancorp, Inc.	1,200	15,828
Heritage Commerce Corp. (I)	3,200	20,576
OmniAmerican Bancorp, Inc. (I)	1,000	19,360
PNC Financial Services Group, Inc.	1,300	83,837

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
State Bank Financial Corp. (I)	1,000	$17,510
West Coast Bancorp (I)	1,000	18,920

		285,571
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	2,000	20,980
American Express Company	3,100	179,366
Capital One Financial Corp.	1,100	61,314
Cash America International, Inc.	400	19,172
Credit Acceptance Corp. (I)	200	20,202
EZCORP, Inc., Class A (I)	600	19,473
First Cash Financial Services, Inc. (I)	400	17,156
SLM Corp.	3,600	56,736

		394,399
Diversified Financial Services - 0.2%
Bank of America Corp.	9,700	92,829
JPMorgan Chase & Company	3,700	170,126
Marlin Business Services Corp.	1,200	18,072

		281,027
Insurance - 0.6%
Allied World Assurance
Company Holdings, Ltd.	200	13,734
American Financial Group, Inc.	400	15,432
American International Group, Inc. (I)	2,000	61,660
AON Corp. (I)	1,400	68,684
Aspen Insurance Holdings, Ltd.	600	16,764
Assurant, Inc.	400	16,200
Axis Capital Holdings, Ltd.	500	16,585
Chubb Corp.	800	55,288
CNO Financial Group, Inc. (I)	2,400	18,672
Endurance Specialty Holdings, Ltd.	400	16,264
Fidelity National Financial, Inc., Class A	1,000	18,030
Genworth Financial, Inc., Class A (I)	5,100	42,432
Hartford Financial Services Group, Inc.	2,500	52,700
Hilltop Holdings, Inc. (I)	1,800	15,102
Kemper Corp.	500	15,140
Lincoln National Corp.	700	18,452
MBIA, Inc. (I)	1,300	12,740
Old Republic International Corp.	1,600	16,880
Presidential Life Corp.	1,500	17,145
Primerica, Inc.	700	17,647
ProAssurance Corp.	200	17,622
Protective Life Corp.	600	17,772
Prudential Financial, Inc.	1,400	88,746
RenaissanceRe Holdings, Ltd.	200	15,146
RLI Corp.	200	14,328
Symetra Financial Corp.	1,700	19,601
The Travelers Companies, Inc.	4,200	248,640
Validus Holdings, Ltd.	500	15,475

		962,881
Real Estate Investment Trusts - 0.1%
American Campus Communities, Inc.	400	17,888
Annaly Capital Management, Inc.	4,100	64,862
CommonWealth	800	14,896
Digital Realty Trust, Inc.	400	29,588
Getty Realty Corp.	1,100	17,138
Gyrodyne Company of America, Inc. (I)	200	19,992
iStar Financial, Inc. (I)	2,900	21,025
Omega Healthcare Investors, Inc.	800	17,008
One Liberty Properties, Inc.	900	16,470
Pennymac Mortgage Investment Trust	900	16,803

		235,670

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc., Class A (I)	1,300	$20,358
Tejon Ranch Company (I)	600	17,184
The St. Joe Company (I)	1,000	19,010

		56,552
Thrifts & Mortgage Finance - 0.0%
Capitol Federal Financial, Inc.	1,300	15,418
Fox Chase Bancorp, Inc.	1,200	15,600
Franklin Financial Corp./VA (I)	1,300	17,459
Hudson City Bancorp, Inc.	2,400	17,544

		66,021

		2,352,346
Health Care - 30.1%
Biotechnology - 2.7%
Amgen, Inc.	31,600	2,148,484
AVEO Pharmaceuticals, Inc. (I)	1,100	13,651
Biogen Idec, Inc. (I)	6,540	823,844
Celgene Corp. (I)	2,000	155,040
Cubist Pharmaceuticals, Inc. (I)	400	17,300
Enzon Pharmaceuticals, Inc. (I)	2,300	15,732
Gilead Sciences, Inc. (I)	24,500	1,196,825
Idenix Pharmaceuticals, Inc. (I)	2,000	19,580
PDL BioPharma, Inc.	7,700	48,895
Pharmacyclics, Inc. (I)	600	16,656
Regeneron Pharmaceuticals, Inc. (I)	150	17,493
Targacept, Inc. (I)	2,300	11,776
Theravance, Inc. (I)	900	17,550

		4,502,826
Health Care Equipment & Supplies - 4.6%
Alere, Inc. (I)	700	18,207
Baxter International, Inc.	20,100	1,201,578
Becton, Dickinson and Company	7,200	559,080
C.R. Bard, Inc.	2,700	266,544
CareFusion Corp. (I)	1,500	38,895
Covidien PLC	6,100	333,548
DENTSPLY International, Inc.	2,600	104,338
Edwards Lifesciences Corp. (I)	3,200	232,736
Gen-Probe, Inc. (I)	1,400	92,974
IDEXX Laboratories, Inc. (I)	2,100	183,645
Intuitive Surgical, Inc. (I)	1,480	801,790
Medtronic, Inc.	45,066	1,766,137
ResMed, Inc. (I)	4,400	136,004
St. Jude Medical, Inc.	10,200	451,962
Stryker Corp.	12,000	665,760
Varian Medical Systems, Inc. (I)	3,600	248,256
Wright Medical Group, Inc. (I)	900	17,388
Zimmer Holdings, Inc.	7,500	482,100

		7,600,942
Health Care Providers & Services - 3.4%
Aetna, Inc.	5,200	260,832
AMERIGROUP Corp. (I)	300	20,184
AmerisourceBergen Corp.	4,200	166,656
Cardinal Health, Inc.	3,700	159,507
CIGNA Corp.	1,000	49,250
Coventry Health Care, Inc.	2,100	74,697
Express Scripts, Inc. (I)	17,800	964,404
HCA Holdings, Inc.	1,800	44,532
Health Net, Inc. (I)	500	19,860
Henry Schein, Inc. (I)	2,900	219,472
Humana, Inc.	2,800	258,944
Laboratory Corp. of America Holdings (I)	3,400	311,236
Lincare Holdings, Inc.	600	15,528

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	2,400	$210,648
Mednax, Inc. (I)	1,600	118,992
Omnicare, Inc.	500	17,785
Patterson Companies, Inc.	3,400	113,560
Quest Diagnostics, Inc.	4,600	281,290
UnitedHealth Group, Inc.	33,100	1,950,914
WellCare Health Plans, Inc. (I)	300	21,564
WellPoint, Inc.	5,400	398,520

		5,678,375
Health Care Technology - 0.3%
Cerner Corp. (I)	5,800	441,728
Quality Systems, Inc.	1,900	83,087
SXC Health Solutions Corp. (I)	300	22,488

		547,303
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	1,100	52,393
Furiex Pharmaceuticals, Inc. (I)	1,000	23,630
Mettler-Toledo International, Inc. (I)	500	92,375
Techne Corp.	1,200	84,120
Waters Corp. (I)	2,900	268,714

		521,232
Pharmaceuticals - 18.8%
Abbott Laboratories	74,300	4,553,847
Allergan, Inc.	10,874	1,037,706
Bristol-Myers Squibb Company	71,400	2,409,750
Eli Lilly & Company	60,300	2,428,281
Endo Pharmaceuticals Holdings, Inc. (I)	4,000	154,920
Forest Laboratories, Inc. (I)	13,300	461,377
Hospira, Inc. (I)	400	14,956
Johnson & Johnson	98,800	6,516,848
Merck & Company, Inc.	146,300	5,617,920
Perrigo Company	500	51,655
Pfizer, Inc.	342,300	7,756,518
Questcor Pharmaceuticals, Inc. (I)	400	15,048
ViroPharma, Inc. (I)	600	18,042
Watson Pharmaceuticals, Inc. (I)	500	33,530

		31,070,398

		49,921,076
Industrials - 3.7%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	300	15,036
Exelis, Inc.	1,500	18,780
GenCorp, Inc. (I)	2,800	19,880
General Dynamics Corp.	3,400	249,492
Huntington Ingalls Industries, Inc. (I)	500	20,120
L-3 Communications Holdings, Inc.	1,400	99,078
Lockheed Martin Corp.	970	87,164
Northrop Grumman Corp.	2,000	122,160
Precision Castparts Corp.	300	51,870
Raytheon Company	2,400	126,672
Rockwell Collins, Inc.	1,900	109,364
United Technologies Corp.	9,100	754,754

		1,674,370
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	5,300	347,097
Expeditors International of Washington, Inc.	1,800	83,718

		430,815
Airlines - 0.0%
Republic Airways Holdings, Inc. (I)	2,800	13,832

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.0%
Quanex Building Products Corp.	900	$15,867
Commercial Services & Supplies - 0.3%
Copart, Inc. (I)	3,000	78,210
Deluxe Corp.	700	16,394
Iron Mountain, Inc.	500	14,400
Pitney Bowes, Inc.	800	14,064
R.R. Donnelley & Sons Company	1,100	13,629
Rollins, Inc.	4,400	93,632
Stericycle, Inc. (I)	2,800	234,192

		464,521
Industrial Conglomerates - 1.4%
3M Company	22,400	1,998,304
Danaher Corp.	5,500	308,000
Tyco International, Ltd.	1,300	73,034

		2,379,338
Machinery - 0.1%
ITT Corp.	700	16,058
John Bean Technologies Corp.	1,000	16,200
Joy Global, Inc.	200	14,700
Lydall, Inc. (I)	1,700	17,323
Oshkosh Corp. (I)	700	16,219

		80,500
Professional Services - 0.1%
Dun & Bradstreet Corp.	1,000	84,730
IHS, Inc., Class A (I)	900	84,285
Verisk Analytics, Inc., Class A (I)	400	18,788

		187,803
Trading Companies & Distributors - 0.5%
Fastenal Company	8,300	449,030
W.W. Grainger, Inc.	1,800	386,658

		835,688

		6,082,734
Information Technology - 28.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	12,600	266,490
Harris Corp.	1,200	54,096
QUALCOMM, Inc.	49,400	3,360,188
Sycamore Networks, Inc. (I)	800	14,192
Symmetricom, Inc. (I)	2,800	16,156
ViaSat, Inc. (I)	700	33,747

		3,744,869
Computers & Peripherals - 3.3%
Apple, Inc. (I)	6,800	4,076,396
Dell, Inc. (I)	22,500	373,500
EMC Corp. (I)	14,000	418,320
Hewlett-Packard Company	22,700	540,941
Lexmark International, Inc., Class A	500	16,620
NCR Corp. (I)	900	19,539
Synaptics, Inc. (I)	100	3,651
Western Digital Corp. (I)	2,100	86,919

		5,535,886
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	400	16,788
Avnet, Inc. (I)	500	18,195
Ingram Micro, Inc., Class A (I)	2,000	37,120
Richardson Electronics, Ltd.	1,300	15,574
SYNNEX Corp. (I)	500	19,070
Tech Data Corp. (I)	300	16,278

		123,025

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 4.9%
AOL, Inc. (I)	1,000	$18,970
EarthLink, Inc.	2,400	19,176
eBay, Inc. (I)	18,200	671,398
Google, Inc., Class A (I)	11,510	7,380,672
InterActiveCorp	400	19,636
Liquidity Services, Inc. (I)	400	17,920
VistaPrint NV (I)	400	15,460

		8,143,232
IT Services - 7.5%
Accenture PLC, Class A	24,200	1,560,900
Alliance Data Systems Corp. (I)	310	39,048
Amdocs, Ltd. (I)	6,100	192,638
Automatic Data Processing, Inc.	12,000	662,280
CACI International, Inc., Class A (I)	300	18,687
Cognizant Technology
Solutions Corp., Class A (I)	5,800	446,310
Computer Sciences Corp.	1,100	32,934
DST Systems, Inc.	300	16,269
Fidelity National Information Services, Inc.	500	16,560
Fiserv, Inc. (I)	600	41,634
Global Payments, Inc.	2,400	113,928
International Business Machines Corp.	35,880	7,486,362
Jack Henry & Associates, Inc.	2,800	95,536
Lender Processing Services, Inc.	1,000	26,000
MasterCard, Inc., Class A	1,250	525,675
NeuStar, Inc., Class A (I)	1,700	63,325
Paychex, Inc.	11,600	359,484
SAIC, Inc.	1,200	15,840
Syntel, Inc.	300	16,800
Total Systems Services, Inc.	3,800	87,666
Visa, Inc., Class A	4,540	535,720

		12,353,596
Office Electronics - 0.0%
Xerox Corp.	5,900	47,672
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)	450	11,273
Intel Corp.	16,300	458,193
Marvell Technology Group, Ltd. (I)	1,100	17,303
Omnivision Technologies, Inc. (I)	1,000	20,000
Tessera Technologies, Inc. (I)	900	15,525
Texas Instruments, Inc.	11,700	393,237

		915,531
Software - 9.5%
Activision Blizzard, Inc.	3,700	47,434
Adobe Systems, Inc. (I)	6,400	219,584
ANSYS, Inc. (I)	2,200	143,044
BMC Software, Inc. (I)	5,400	216,864
Citrix Systems, Inc. (I)	4,300	339,313
Compuware Corp. (I)	2,000	18,380
FactSet Research Systems, Inc.	1,400	138,656
Informatica Corp. (I)	3,400	179,860
Intuit, Inc.	9,500	571,235
MICROS Systems, Inc. (I)	2,600	143,754
Microsoft Corp.	250,200	8,068,950
MicroStrategy, Inc., Class A (I)	140	19,600
Oracle Corp.	189,300	5,519,988
Seachange International, Inc. (I)	2,200	17,116
Symantec Corp. (I)	5,900	110,330

		15,754,108

		46,617,919

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.5%
Chemicals - 0.4%
CF Industries Holdings, Inc.	80	$14,612
Ecolab, Inc.	7,200	444,384
Huntsman Corp.	1,500	21,015
LyondellBasell Industries NV, Class A	1,100	48,015
Sigma-Aldrich Corp.	2,000	146,120
Valhi, Inc.	600	31,830

		705,976
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,100	79,884
Globe Specialty Metals, Inc.	1,100	16,357
Kaiser Aluminum Corp.	300	14,178
Royal Gold, Inc.	200	13,044
Suncoke Energy, Inc. (I)	1,100	15,631

		139,094

		845,070
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	700	44,114
AT&T, Inc.	15,500	484,065
CenturyLink, Inc.	900	34,785
Level 3 Communications, Inc. (I)	5,700	146,661
Verizon Communications, Inc.	15,500	592,565

		1,302,190
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (I)	800	42,672

		1,344,862
Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Company, Inc.	1,200	46,296
Duke Energy Corp.	5,300	111,353
Entergy Corp.	540	36,288
Exelon Corp.	3,416	133,941
FirstEnergy Corp.	2,200	100,298
PNM Resources, Inc.	900	16,470
PPL Corp.	2,500	70,650
Progress Energy, Inc.	1,100	58,421
Southern Company	3,000	134,790

		708,507
Gas Utilities - 0.0%
ONEOK, Inc.	500	40,830
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. (I)	1,000	17,210
NRG Energy, Inc. (I)	1,000	15,670

		32,880
Multi-Utilities - 0.2%
Ameren Corp.	1,300	42,354
CenterPoint Energy, Inc.	800	15,776
Consolidated Edison, Inc.	1,200	70,104
Dominion Resources, Inc.	2,000	102,420
DTE Energy Company	700	38,521
NiSource, Inc.	1,400	34,090

		303,265

		1,085,482

TOTAL COMMON STOCKS (Cost $149,073,121)		$162,943,085

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$2,799,567	$2,799,567

TOTAL SHORT-TERM INVESTMENTS (Cost $2,799,567)		$2,799,567

Total Investments (Large Cap Trust)
(Cost $151,872,688) - 100.0%		$165,742,652
Other assets and liabilities, net - 0.0%		3,270

TOTAL NET ASSETS - 100.0%		$165,745,922

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
500 Index, Series NAV (John Hancock) (A)(2)	1,122,274	$13,646,853
All Cap Core, Series NAV (QS Investors)	675,357	12,507,612
All Cap Value, Series NAV (Lord Abbett)	1,893,568	16,739,139
Alpha Opportunities, Series NAV (Wellington)	2,199,529	30,705,419
Blue Chip Growth, Series NAV (T. Rowe Price)	1,353,854	32,979,894
Capital Appreciation Value, Series NAV (T.
Rowe Price)	589,606	7,446,721
Capital Appreciation, Series NAV (Jennison)	2,297,450	27,293,706
Emerging Markets Value, Series NAV (DFA)	3,602,281	41,102,023
Equity-Income, Series NAV (T. Rowe Price)	1,785,659	26,767,032
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	1,472,773	16,789,613
Fundamental Value, Series NAV (Davis)	1,718,952	26,059,310
Growth Equity, Series NAV (Rainier)	1,322,369	17,058,566
Heritage, Series NAV (American Century)	268,769	3,405,301
International Core, Series NAV (GMO)	1,918,882	17,807,224
International Growth Stock,
Series NAV (Invesco)	563,269	7,739,322
International Opportunities,
Series NAV (Marsico)	894,013	10,746,040
International Small Company,
Series NAV (DFA)	899,836	8,953,372
International Value, Series NAV (Franklin)	1,650,234	18,796,168
Large Cap, Series NAV (UBS)	419,335	5,686,189
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	473,271	8,987,418
Mid Cap Stock, Series NAV (Wellington) (I)	584,155	9,025,198
Mid Cap Value Equity, Series NAV (Columbia)	178,618	2,243,442
Mid Value, Series NAV (T. Rowe Price)	577,145	6,729,509
Mutual Shares, Series NAV (Franklin)	962,776	10,118,776
Natural Resources, Series NAV (Wellington)	1,304,574	13,684,983
Real Estate Securities, Series NAV (Deutsche)	679,455	9,097,902
Small Cap Growth, Series NAV (Wellington)	307,408	3,353,817
Small Cap Index, Series NAV
(John Hancock) (A)(2)	106,902	1,580,004
Small Cap Opportunities,
Series NAV (DFA/Invesco)	276,209	5,819,729
Small Cap Value, Series NAV (Wellington)	174,155	3,615,465
Small Company Growth,
Series NAV (Invesco) (I)	125,671	2,244,482
Small Company Value, Series NAV (T.
Rowe Price)	218,614	4,050,920
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	119,769	2,251,648
U.S. Equity, Series NAV (GMO)	1,474,804	20,470,279

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Value, Series NAV (Invesco)	181,735	$3,385,715
Total Investments (Lifestyle Aggressive Trust)
(Cost $390,663,023) - 100.0%		$448,888,791
Other assets and liabilities, net - 0.0%		(20,998)

TOTAL NET ASSETS - 100.0%		$448,867,793

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 51.5%
John Hancock Variable Insurance Trust (G) - 51.5%
500 Index, Series NAV (John Hancock) (A)(2)	129,533,078	$1,575,122,226
All Cap Core, Series NAV (QS Investors)	6,803,984	126,009,778
All Cap Value, Series NAV (Lord Abbett)	17,625,105	155,805,932
Alpha Opportunities, Series NAV (Wellington)	22,566,221	315,024,445
Blue Chip Growth, Series NAV (T. Rowe Price)	11,624,579	283,174,744
Capital Appreciation, Series NAV (Jennison)	18,531,701	220,156,609
Emerging Markets Value, Series NAV (DFA)	31,509,046	359,518,213
Equity-Income, Series NAV (T. Rowe Price)	23,117,204	346,526,890
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	13,705,107	156,238,221
Fundamental Value, Series NAV (Davis)	20,753,247	314,619,222
Growth Equity, Series NAV (Rainier)	12,199,746	157,376,719
Heritage, Series NAV (American Century)	4,956,293	62,796,235
International Core, Series NAV (GMO)	21,432,503	198,893,627
International Growth Stock,
Series NAV (Invesco)	7,174,969	98,584,074
International Index, Series NAV
(John Hancock) (A)(2)	38,545,870	623,286,721
International Opportunities,
Series NAV (Marsico)	8,328,368	100,106,983
International Value, Series NAV (Franklin)	18,395,197	209,521,291
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	9,921,571	188,410,635
Mid Cap Stock, Series NAV (Wellington) (I)	6,112,887	94,444,101
Mid Cap Value Equity, Series NAV (Columbia)	5,001,633	62,820,513
Mid Value, Series NAV (T. Rowe Price)	8,088,722	94,314,497
Small Cap Growth, Series NAV (Wellington)	4,014,406	43,797,165
Small Cap Index, Series NAV
(John Hancock) (A)(2)	8,471,978	125,215,838
Small Cap Value, Series NAV (Wellington)	2,706,214	56,181,000
Small Company Growth,
Series NAV (Invesco) (I)	2,106,491	37,621,921
Small Company Value, Series NAV (T.
Rowe Price)	3,710,181	68,749,660
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter) (I)	2,332,239	43,846,090
U.S. Equity, Series NAV (GMO)	18,157,029	252,019,556
Fixed Income - 48.5%
John Hancock Variable Insurance Trust (G) - 48.5%
Bond, Series NAV (John Hancock) (A)(1)	158,861,483	2,200,231,544
Core Bond, Series NAV (Wells Capital)	51,782,785	720,298,532
Global Bond, Series NAV (PIMCO)	18,890,455	251,431,958
New Income, Series NAV (T. Rowe Price)	87,354,211	1,197,626,226
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	9,453,431	122,421,934
Total Bond Market A,
Series NAV (Declaration) (A)	25,962,708	372,045,601

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Total Return, Series NAV (PIMCO)	80,466,288	$1,132,160,678
Total Investments (Lifestyle Balanced Trust)
(Cost $10,410,962,554) - 100.0%		$12,366,399,379
Other assets and liabilities, net - 0.0%		(173,634)

TOTAL NET ASSETS - 100.0%		$12,366,225,745

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative - 20.0%
John Hancock Variable Insurance Trust (G) - 20.0%
Strategic Allocation, Series NAV
(John Hancock) (A)(1)	1,568,403	$19,620,719
Equity - 30.0%
John Hancock Variable Insurance Trust (G) - 30.0%
All Cap Core, Series NAV (QS Investors)	50,286	931,296
All Cap Value, Series NAV (Lord Abbett)	135,587	1,198,591
Alpha Opportunities, Series NAV (Wellington)	166,428	2,323,335
Blue Chip Growth, Series NAV (T. Rowe Price)	88,936	2,166,485
Capital Appreciation, Series NAV (Jennison)	141,930	1,686,133
Emerging Markets Value, Series NAV (DFA)	253,998	2,898,118
Equity-Income, Series NAV (T. Rowe Price)	177,479	2,660,405
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	105,337	1,200,843
Fundamental Value, Series NAV (Davis)	153,871	2,332,688
Growth Equity, Series NAV (Rainier)	93,471	1,205,781
Heritage, Series NAV (American Century)	37,913	480,352
International Core, Series NAV (GMO)	155,619	1,444,140
International Growth Stock,
Series NAV (Invesco)	49,751	683,572
International Opportunities,
Series NAV (Marsico)	80,132	963,182
International Value, Series NAV (Franklin)	143,287	1,632,041
Mid Cap Stock, Series NAV (Wellington) (I)	45,684	705,823
Mid Cap Value Equity, Series NAV (Columbia)	38,272	480,700
Mid Value, Series NAV (T. Rowe Price)	60,534	705,823
Small Cap Growth, Series NAV (Wellington)	30,550	333,305
Small Cap Value, Series NAV (Wellington)	20,777	431,336
Small Company Growth,
Series NAV (Invesco) (I)	15,918	284,290
Small Company Value, Series NAV (T.
Rowe Price)	27,510	509,761
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	17,729	333,305
U.S. Equity, Series NAV (GMO)	134,238	1,863,230
Fixed Income - 50.0%
John Hancock Variable Insurance Trust (G) - 50.0%
Bond PS, Series NAV (John Hancock) (A)(1)	3,820,382	49,015,500
Total Investments (Lifestyle Balanced PS Series)
(Cost $92,529,897) - 100.0%		$98,090,754
Other assets and liabilities, net - 0.0%		(16,616)

TOTAL NET ASSETS - 100.0%		$98,074,138

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.0%
John Hancock Variable Insurance Trust (G) - 20.0%
500 Index, Series NAV (John Hancock) (A)(2)	11,602,630	$141,087,980
Blue Chip Growth, Series NAV (T. Rowe Price)	2,778,825	67,692,168
Equity-Income, Series NAV (T. Rowe Price)	4,423,706	66,311,351
Fundamental Value, Series NAV (Davis)	2,791,978	42,326,394
International Core, Series NAV (GMO)	3,342,931	31,022,400
International Index, Series NAV
(John Hancock) (A)(2)	3,490,117	56,435,192
International Opportunities,
Series NAV (Marsico)	1,173,777	14,108,798
International Value, Series NAV (Franklin)	2,828,219	32,213,417
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	891,551	16,930,558
Mid Cap Stock, Series NAV (Wellington) (I)	821,872	12,697,918
Mid Value, Series NAV (T. Rowe Price)	1,089,015	12,697,918
Small Cap Growth, Series NAV (Wellington)	1,033,008	11,270,118
Small Cap Index, Series NAV
(John Hancock) (A)(2)	761,292	11,251,894
Small Cap Value, Series NAV (Wellington)	607,951	12,621,060
U.S. Equity, Series NAV (GMO)	2,541,210	35,271,995
Fixed Income - 80.0%
John Hancock Variable Insurance Trust (G) - 80.0%
Bond, Series NAV (John Hancock) (A)(1)	59,795,680	828,170,165
Core Bond, Series NAV (Wells Capital)	19,452,018	270,577,567
Global Bond, Series NAV (PIMCO)	7,102,100	94,528,947
New Income, Series NAV (T. Rowe Price)	32,870,637	450,656,436
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,486,344	45,148,154
Total Bond Market A,
Series NAV (Declaration) (A)	9,833,281	140,910,917
Total Return, Series NAV (PIMCO)	30,283,276	426,085,700
Total Investments (Lifestyle Conservative Trust)
(Cost $2,641,914,006) - 100.0%		$2,820,017,047
Other assets and liabilities, net - 0.0%		(53,685)

TOTAL NET ASSETS - 100.0%		$2,819,963,362

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative - 8.0%
John Hancock Variable Insurance Trust (G) - 8.0%
Strategic Allocation, Series NAV
(John Hancock) (A)(1)	235,344	$2,944,148
Equity - 12.1%
John Hancock Variable Insurance Trust (G) - 12.1%
Blue Chip Growth, Series NAV (T. Rowe Price)	36,458	888,121
Equity-Income, Series NAV (T. Rowe Price)	57,734	865,428
Fundamental Value, Series NAV (Davis)	36,533	553,840
International Core, Series NAV (GMO)	43,684	405,387
International Opportunities,
Series NAV (Marsico)	15,337	184,347
International Value, Series NAV (Franklin)	37,238	424,136
Mid Cap Stock, Series NAV (Wellington) (I)	10,690	165,160
Mid Value, Series NAV (T. Rowe Price)	14,183	165,372
Small Cap Growth, Series NAV (Wellington)	13,427	146,485
Small Cap Value, Series NAV (Wellington)	7,935	164,730
U.S. Equity, Series NAV (GMO)	33,230	461,228

Lifestyle Conservative PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income - 79.9%
John Hancock Variable Insurance Trust (G) - 79.9%
Bond PS, Series NAV (John Hancock) (A)(1)	2,282,547	$29,285,072
Total Investments (Lifestyle Conservative PS Series)
(Cost $35,651,815) - 100.0%		$36,653,454
Other assets and liabilities, net - 0.0%		(15,443)

TOTAL NET ASSETS - 100.0%		$36,638,011

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 71.5%
John Hancock Variable Insurance Trust (G) - 71.5%
500 Index, Series NAV (John Hancock) (A)(2)	204,360,240	$2,485,020,517
All Cap Core, Series NAV (QS Investors)	7,778,572	144,059,160
All Cap Value, Series NAV (Lord Abbett)	26,596,537	235,113,390
Alpha Opportunities, Series NAV (Wellington)	36,107,253	504,057,251
Blue Chip Growth, Series NAV (T. Rowe Price)	17,717,564	431,599,855
Capital Appreciation, Series NAV (Jennison)	30,262,826	359,522,370
Emerging Markets Value, Series NAV (DFA)	47,863,282	546,120,049
Equity-Income, Series NAV (T. Rowe Price)	40,363,474	605,048,474
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	20,668,476	235,620,626
Fundamental Value, Series NAV (Davis)	33,165,006	502,781,493
Growth Equity, Series NAV (Rainier)	22,311,202	287,814,511
Heritage, Series NAV (American Century)	5,647,144	71,549,313
International Core, Series NAV (GMO)	30,173,440	280,009,520
International Growth Stock,
Series NAV (Invesco)	8,053,578	110,656,167
International Index, Series NAV
(John Hancock) (A)(2)	65,667,391	1,061,841,714
International Opportunities,
Series NAV (Marsico)	17,368,431	208,768,541
International Value, Series NAV (Franklin)	27,826,747	316,946,646
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	15,116,281	287,058,181
Mid Cap Stock, Series NAV (Wellington) (I)	9,317,787	143,959,816
Mid Cap Value Equity, Series NAV (Columbia)	5,707,411	71,685,083
Mid Value, Series NAV (T. Rowe Price)	12,305,590	143,483,177
Small Cap Growth, Series NAV (Wellington)	5,892,871	64,291,222
Small Cap Index, Series NAV
(John Hancock) (A)(2)	14,477,837	213,982,431
Small Cap Opportunities,
Series NAV (DFA/Invesco)	3,389,867	71,424,491
Small Cap Value, Series NAV (Wellington)	3,439,600	71,406,090
Small Company Growth,
Series NAV (Invesco) (I)	3,203,471	57,213,987
Small Company Value, Series NAV (T.
Rowe Price)	5,786,524	107,224,290
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	3,042,543	57,199,805
U.S. Equity, Series NAV (GMO)	33,731,432	468,192,271
Fixed Income - 28.5%
John Hancock Variable Insurance Trust (G) - 28.5%
Bond, Series NAV (John Hancock) (A)(1)	107,101,840	1,483,360,485
Core Bond, Series NAV (Wells Capital)	34,954,775	486,220,913
Global Bond, Series NAV (PIMCO)	12,550,903	167,052,520
New Income, Series NAV (T. Rowe Price)	58,810,792	806,295,955

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	6,452,192	$83,555,889
Total Bond Market A,
Series NAV (Declaration) (A)	17,439,563	249,908,933
Total Return, Series NAV (PIMCO)	54,130,950	761,622,476
Total Investments (Lifestyle Growth Trust)
(Cost $11,812,026,198) - 100.0%		$14,181,667,612
Other assets and liabilities, net - 0.0%		(187,032)

TOTAL NET ASSETS - 100.0%		$14,181,480,580

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative - 28.0%
John Hancock Variable Insurance Trust (G) - 28.0%
Strategic Allocation, Series NAV
(John Hancock) (A)(1)	2,740,612	$34,285,062
Equity - 42.0%
John Hancock Variable Insurance Trust (G) - 42.0%
All Cap Core, Series NAV (QS Investors)	62,149	1,150,999
All Cap Value, Series NAV (Lord Abbett)	224,739	1,986,697
Alpha Opportunities, Series NAV (Wellington)	289,451	4,040,739
Blue Chip Growth, Series NAV (T. Rowe Price)	149,791	3,648,910
Capital Appreciation, Series NAV (Jennison)	253,551	3,012,188
Emerging Markets Value, Series NAV (DFA)	423,459	4,831,668
Equity-Income, Series NAV (T. Rowe Price)	339,812	5,093,781
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	174,272	1,986,697
Fundamental Value, Series NAV (Davis)	266,540	4,040,739
Growth Equity, Series NAV (Rainier)	186,992	2,412,199
Heritage, Series NAV (American Century)	47,355	599,989
International Core, Series NAV (GMO)	267,852	2,485,667
International Growth Stock,
Series NAV (Invesco)	77,977	1,071,408
International Opportunities,
Series NAV (Marsico)	160,953	1,934,657
International Value, Series NAV (Franklin)	249,408	2,840,762
Mid Cap Stock, Series NAV (Wellington) (I)	72,913	1,126,509
Mid Cap Value Equity, Series NAV (Columbia)	47,770	599,989
Mid Value, Series NAV (T. Rowe Price)	96,613	1,126,509
Small Cap Growth, Series NAV (Wellington)	49,383	538,765
Small Cap Opportunities,
Series NAV (DFA/Invesco)	33,125	697,946
Small Cap Value, Series NAV (Wellington)	28,901	599,989
Small Company Growth,
Series NAV (Invesco) (I)	26,738	477,541
Small Company Value, Series NAV (T.
Rowe Price)	48,899	906,105
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	25,401	477,542
U.S. Equity, Series NAV (GMO)	269,947	3,746,867

Lifestyle Growth PS Series (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income - 30.0%
John Hancock Variable Insurance Trust (G) - 30.0%
Bond PS, Series NAV (John Hancock) (A)(1)	2,863,133	$36,733,995
Total Investments (Lifestyle Growth PS Series)
(Cost $112,971,359) - 100.0%		$122,453,919
Other assets and liabilities, net - 0.0%		(17,619)

TOTAL NET ASSETS - 100.0%		$122,436,300

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 41.0%
John Hancock Variable Insurance Trust (G) - 41.0%
500 Index, Series NAV (John Hancock) (A)(2)	30,828,764	$374,877,773
All Cap Value, Series NAV (Lord Abbett)	4,024,670	35,578,086
Alpha Opportunities, Series NAV (Wellington)	5,368,457	74,943,663
Blue Chip Growth, Series NAV (T. Rowe Price)	4,219,806	102,794,469
Capital Appreciation, Series NAV (Jennison)	7,076,603	84,070,040
Equity-Income, Series NAV (T. Rowe Price)	7,624,008	114,283,879
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	3,124,854	35,623,336
Fundamental Value, Series NAV (Davis)	4,930,234	74,742,348
International Core, Series NAV (GMO)	7,000,959	64,968,897
International Growth Stock,
Series NAV (Invesco)	2,362,896	32,466,192
International Index, Series NAV
(John Hancock) (A)(2)	9,200,925	148,778,964
International Opportunities,
Series NAV (Marsico)	2,589,802	31,129,423
International Value, Series NAV (Franklin)	6,444,945	73,407,918
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,359,861	44,813,756
Mid Cap Stock, Series NAV (Wellington) (I)	2,179,392	33,671,604
Mid Value, Series NAV (T. Rowe Price)	2,880,394	33,585,399
Small Cap Growth, Series NAV (Wellington)	1,026,496	11,199,074
Small Cap Index, Series NAV
(John Hancock) (A)(2)	2,016,975	29,810,891
Small Cap Value, Series NAV (Wellington)	717,168	14,888,410
Small Company Growth,
Series NAV (Invesco) (I)	523,019	9,341,116
Small Company Value, Series NAV (T.
Rowe Price)	903,979	16,750,730
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	595,291	11,191,480
U.S. Equity, Series NAV (GMO)	2,701,696	37,499,547
Fixed Income - 59.0%
John Hancock Variable Insurance Trust (G) - 59.0%
Bond, Series NAV (John Hancock) (A)(1)	57,070,676	790,428,860
Core Bond, Series NAV (Wells Capital)	18,623,673	259,055,296
Global Bond, Series NAV (PIMCO)	6,781,318	90,259,336
New Income, Series NAV (T. Rowe Price)	31,275,068	428,781,179
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,313,101	42,904,653
Total Bond Market A,
Series NAV (Declaration) (A)	9,350,601	133,994,119

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Variable Insurance Trust (G) (continued)
Total Return, Series NAV (PIMCO)	28,613,659	$402,594,184
Total Investments (Lifestyle Moderate Trust)
(Cost $3,175,003,398) - 100.0%		$3,638,434,622
Other assets and liabilities, net - 0.0%		(57,260)

TOTAL NET ASSETS - 100.0%		$3,638,377,362

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Alternative - 16.0%
John Hancock Variable Insurance Trust (G) - 16.0%
Strategic Allocation, Series NAV
(John Hancock) (A)(1)	620,742	$7,765,486
Equity - 24.0%
John Hancock Variable Insurance Trust (G) - 24.0%
All Cap Value, Series NAV (Lord Abbett)	53,530	473,209
Alpha Opportunities, Series NAV (Wellington)	69,533	970,686
Blue Chip Growth, Series NAV (T. Rowe Price)	54,790	1,334,693
Capital Appreciation, Series NAV (Jennison)	91,921	1,092,021
Equity-Income, Series NAV (T. Rowe Price)	98,752	1,480,296
Fundamental Large Cap Value, Series NAV
(John Hancock) (1)(A)	41,529	473,436
Fundamental Value, Series NAV (Davis)	64,189	973,100
International Core, Series NAV (GMO)	91,580	849,863
International Growth Stock,
Series NAV (Invesco)	26,540	364,653
International Opportunities,
Series NAV (Marsico)	40,420	485,849
International Value, Series NAV (Franklin)	85,339	972,013
Mid Cap Stock, Series NAV (Wellington) (I)	28,272	436,809
Mid Value, Series NAV (T. Rowe Price)	37,462	436,807
Small Cap Growth, Series NAV (Wellington)	13,346	145,603
Small Cap Value, Series NAV (Wellington)	9,352	194,137
Small Company Growth,
Series NAV (Invesco) (I)	6,794	121,336
Small Company Value, Series NAV (T.
Rowe Price)	11,787	218,404
Smaller Company Growth, Series NAV
(Frontier/John Hancock (2)(A)/Perimeter) (I)	7,745	145,603
U.S. Equity, Series NAV (GMO)	34,967	485,343
Fixed Income - 60.0%
John Hancock Variable Insurance Trust (G) - 60.0%
Bond PS, Series NAV (John Hancock) (A)(1)	2,269,725	29,120,573
Total Investments (Lifestyle Moderate PS Series)
(Cost $46,138,922) - 100.0%		$48,539,920
Other assets and liabilities, net - 0.0%		(17,625)

TOTAL NET ASSETS - 100.0%		$48,522,295

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 13.1%
Auto Components - 0.3%
Gentex Corp. (L)	144,324	$3,535,938
Automobiles - 0.1%
Thor Industries, Inc. (L)	43,946	1,386,936
Distributors - 0.4%
LKQ Corp. (I)	147,516	4,598,074
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (I)(L)	19,662	1,300,445
Matthews International Corp., Class A	28,415	899,051
Regis Corp. (L)	56,740	1,045,718
Service Corp. International	221,898	2,498,571
Sotheby’s	67,617	2,660,053
Strayer Education, Inc. (L)	11,431	1,077,715

		9,481,553
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)	42,982	2,009,409
Bob Evans Farms, Inc.	29,190	1,101,047
Brinker International, Inc. (L)	78,667	2,167,276
International Speedway Corp., Class A	27,981	776,473
Life Time Fitness, Inc. (I)(L)	42,577	2,153,119
Panera Bread Company, Class A (I)	29,770	4,790,588
Scientific Games Corp., Class A (I)	58,398	680,921
The Cheesecake Factory, Inc. (I)(L)	54,729	1,608,485
The Wendy’s Company	296,862	1,487,279
WMS Industries, Inc. (I)	55,408	1,314,832

		18,089,429
Household Durables - 1.4%
American Greetings Corp., Class A (L)	38,383	588,795
KB Home (L)	72,246	642,989
MDC Holdings, Inc.	38,005	980,149
Mohawk Industries, Inc. (I)	57,216	3,805,436
NVR, Inc. (I)(L)	5,068	3,681,040
Toll Brothers, Inc. (I)(L)	146,877	3,523,579
Tupperware Brands Corp.	56,227	3,570,415

		16,792,403
Internet & Catalog Retail - 0.1%
HSN, Inc.	39,430	1,499,523
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	68,573	4,947,542
Media - 1.0%
AMC Networks, Inc. (I)	57,585	2,570,019
DreamWorks Animation SKG, Inc. (I)(L)	71,550	1,320,098
John Wiley & Sons, Inc.	47,160	2,244,344
Lamar Advertising Company, Class A (I)(L)	58,727	1,903,342
Meredith Corp. (L)	37,238	1,208,745
Scholastic Corp. (L)	25,196	888,915
The New York Times Company, Class A (I)	121,457	824,693
Valassis Communications, Inc. (I)(L)	42,782	983,986

		11,944,142
Multiline Retail - 0.1%
Saks, Inc. (I)(L)	156,129	1,812,658
Specialty Retail - 4.8%
Aaron’s, Inc.	76,160	1,972,544
Advance Auto Parts, Inc.	73,049	6,469,950
Aeropostale, Inc. (I)	80,887	1,748,777
American Eagle Outfitters, Inc.	194,075	3,336,149
ANN, Inc. (I)	52,455	1,502,311
Ascena Retail Group, Inc. (I)	67,530	2,992,930
Barnes & Noble, Inc. (I)(L)	40,989	543,104
Chico’s FAS, Inc.	167,967	2,536,302

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Collective Brands, Inc. (I)(L)	60,678	$1,192,929
Dick’s Sporting Goods, Inc.	96,740	4,651,259
Foot Locker, Inc.	151,487	4,703,671
Guess?, Inc.	66,913	2,091,031
Office Depot, Inc. (I)	281,330	970,589
PetSmart, Inc.	111,814	6,397,997
RadioShack Corp. (L)	99,492	618,840
Rent-A-Center, Inc.	59,399	2,242,312
Signet Jewelers, Ltd.	87,047	4,115,582
Tractor Supply Company	71,435	6,469,154
Williams-Sonoma, Inc. (L)	103,045	3,862,127

		58,417,558
Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc. (I)(L)	51,316	2,553,997
Deckers Outdoor Corp. (I)(L)	38,760	2,443,818
Fossil, Inc. (I)	51,991	6,861,772
Hanesbrands, Inc. (I)(L)	97,718	2,886,590
PVH Corp.	67,723	6,049,696
The Warnaco Group, Inc. (I)(L)	40,463	2,363,039
Under Armour, Inc., Class A (I)	36,816	3,460,704

		26,619,616

		159,125,372
Consumer Staples - 3.9%
Beverages - 0.8%
Monster Beverage Corp. (I)	151,906	9,431,844
Food & Staples Retailing - 0.1%
Harris Teeter Supermarkets, Inc.	49,379	1,980,098
Food Products - 1.9%
Corn Products International, Inc.	76,328	4,400,309
Flowers Foods, Inc. (L)	113,074	2,303,317
Green Mountain Coffee Roasters, Inc. (I)(L)	130,299	6,103,205
Lancaster Colony Corp. (L)	19,930	1,324,548
Post Holdings, Inc. (I)	27,647	910,416
Ralcorp Holdings, Inc. (I)	55,307	4,097,696
Smithfield Foods, Inc. (I)(L)	161,229	3,551,875
Tootsie Roll Industries, Inc. (L)	25,475	583,630

		23,274,996
Household Products - 1.0%
Church & Dwight Company, Inc.	142,638	7,016,363
Energizer Holdings, Inc. (I)	66,059	4,900,257

		11,916,620
Tobacco - 0.1%
Universal Corp. (L)	23,285	1,085,081

		47,688,639
Energy - 6.2%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (I)(L)	56,804	2,549,932
CARBO Ceramics, Inc. (L)	19,887	2,097,084
Dresser-Rand Group, Inc. (I)	75,693	3,511,398
Dril-Quip, Inc. (I)(L)	34,667	2,254,048
Helix Energy Solutions Group, Inc. (I)(L)	105,807	1,883,365
Oceaneering International, Inc. (L)	108,219	5,831,922
Oil States International, Inc. (I)(L)	51,429	4,014,548
Patterson-UTI Energy, Inc. (L)	154,856	2,677,460
Superior Energy Services, Inc. (I)(L)	157,859	4,161,163
Tidewater, Inc. (L)	51,365	2,774,737
Unit Corp. (I)	41,563	1,777,234

		33,532,891

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc. (L)	213,655	$2,288,245
Bill Barrett Corp. (I)(L)	47,055	1,223,901
Cimarex Energy Company	85,846	6,478,798
Energen Corp.	72,230	3,550,105
Energy Transfer Equity LP	124,958	5,035,807
Forest Oil Corp. (I)	112,242	1,360,373
HollyFrontier Corp.	208,589	6,706,136
Northern Oil and Gas, Inc. (I)(L)	63,589	1,318,836
Patriot Coal Corp. (I)(L)	92,945	579,977
Plains Exploration & Production Company (I)	128,417	5,476,985
Quicksilver Resources, Inc. (I)(L)	118,528	597,381
SM Energy Company	64,223	4,545,062
World Fuel Services Corp.	71,273	2,922,193

		42,083,799

		75,616,690
Financials - 20.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	53,643	5,997,824
Apollo Investment Corp.	197,377	1,415,193
Eaton Vance Corp. (L)	115,818	3,310,078
Greenhill & Company, Inc. (L)	28,964	1,263,989
Janus Capital Group, Inc. (L)	188,717	1,681,468
Jefferies Group, Inc. (L)	150,605	2,837,398
Raymond James Financial, Inc.	111,692	4,080,109
SEI Investments Company	145,050	3,001,085
Waddell & Reed Financial, Inc., Class A (L)	85,732	2,778,574

		26,365,718
Commercial Banks - 4.1%
Associated Banc-Corp.	174,279	2,432,935
BancorpSouth, Inc. (L)	82,304	1,108,635
Bank of Hawaii Corp. (L)	45,983	2,223,278
Cathay General Bancorp	78,791	1,394,601
City National Corp. (L)	46,903	2,461,000
Commerce Bancshares, Inc. (L)	79,311	3,213,682
Cullen/Frost Bankers, Inc.	61,386	3,572,043
East West Bancorp, Inc.	148,930	3,438,794
First Niagara Financial Group, Inc.	352,440	3,468,010
FirstMerit Corp. (L)	109,399	1,844,467
Fulton Financial Corp.	200,643	2,106,752
Hancock Holding Company (L)	84,892	3,014,515
International Bancshares Corp.	53,239	1,126,005
Prosperity Bancshares, Inc. (L)	47,313	2,166,935
Signature Bank (I)	46,250	2,915,600
SVB Financial Group (I)(L)	43,710	2,812,301
Synovus Financial Corp. (L)	793,595	1,626,870
TCF Financial Corp. (L)	158,308	1,882,282
Trustmark Corp. (L)	64,309	1,606,439
Valley National Bancorp (L)	187,902	2,433,331
Webster Financial Corp. (L)	73,652	1,669,691
Westamerica Bancorp. (L)	28,130	1,350,240

		49,868,406
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	88,919	2,527,078
MSCI, Inc. (I)	121,664	4,478,452

		7,005,530
Insurance - 4.2%
Alleghany Corp. (I)	14,543	4,786,101
American Financial Group, Inc.	76,488	2,950,907
Arthur J. Gallagher & Company (L)	115,234	4,118,463
Aspen Insurance Holdings, Ltd. (L)	70,887	1,980,583
Brown & Brown, Inc.	116,311	2,765,876

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Everest Re Group, Ltd.	53,827	$4,980,074
Fidelity National Financial, Inc., Class A	221,949	4,001,740
First American Financial Corp.	105,625	1,756,544
HCC Insurance Holdings, Inc.	104,278	3,250,345
Kemper Corp.	50,189	1,519,723
Mercury General Corp.	36,282	1,586,975
Old Republic International Corp. (L)	259,929	2,742,251
Protective Life Corp.	81,821	2,423,538
Reinsurance Group of America, Inc.	73,500	4,371,045
StanCorp Financial Group, Inc. (L)	44,433	1,819,087
The Hanover Insurance Group, Inc.	45,085	1,853,895
W.R. Berkley Corp. (L)	111,873	4,040,853

		50,948,000
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc. (L)	62,136	4,544,006
American Campus Communities, Inc.	74,689	3,340,092
BRE Properties, Inc.	75,866	3,835,026
Camden Property Trust	78,938	5,190,174
Corporate Office Properties Trust (L)	72,142	1,674,416
Duke Realty Corp.	259,483	3,720,986
Equity One, Inc.	59,778	1,208,711
Essex Property Trust, Inc.	34,869	5,283,002
Federal Realty Investment Trust (L)	63,780	6,173,266
Highwoods Properties, Inc. (L)	72,789	2,425,329
Home Properties, Inc. (L)	48,453	2,956,118
Hospitality Properties Trust (L)	123,731	3,275,160
Liberty Property Trust (L)	116,755	4,170,489
Mack-Cali Realty Corp.	87,948	2,534,661
National Retail Properties, Inc.	105,955	2,880,916
Omega Healthcare Investors, Inc. (L)	104,074	2,212,613
Potlatch Corp.	40,270	1,262,062
Rayonier, Inc. (L)	122,644	5,407,374
Realty Income Corp. (L)	133,611	5,174,754
Regency Centers Corp.	90,076	4,006,580
Senior Housing Properties Trust	162,921	3,592,408
SL Green Realty Corp. (L)	86,515	6,709,238
Taubman Centers, Inc.	58,156	4,242,480
The Macerich Company (L)	132,217	7,635,532
UDR, Inc.	223,718	5,975,508
Weingarten Realty Investors (L)	121,050	3,199,352

		102,630,253
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	43,699	3,640,564
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	83,901	827,264
New York Community Bancorp, Inc. (L)	439,413	6,112,235
Washington Federal, Inc.	107,663	1,810,892

		8,750,391

		249,208,862
Health Care - 10.1%
Biotechnology - 1.6%
Regeneron Pharmaceuticals, Inc. (I)(L)	76,279	8,895,657
United Therapeutics Corp. (I)	53,718	2,531,729
Vertex Pharmaceuticals, Inc. (I)	210,692	8,640,479

		20,067,865
Health Care Equipment & Supplies - 2.6%
Gen-Probe, Inc. (I)	45,306	3,008,771
Hill-Rom Holdings, Inc. (L)	62,029	2,072,389
Hologic, Inc. (I)	264,223	5,694,006
IDEXX Laboratories, Inc. (I)(L)	55,147	4,822,605
Masimo Corp. (I)(L)	58,355	1,364,340

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc. (I)(L)	144,429	$4,464,300
STERIS Corp. (L)	57,738	1,825,676
Teleflex, Inc.	40,821	2,496,204
The Cooper Companies, Inc.	47,764	3,902,796
Thoratec Corp. (I)	58,530	1,973,046

		31,624,133
Health Care Providers & Services - 3.8%
AMERIGROUP Corp. (I)	48,196	3,242,627
Catalyst Health Solutions, Inc. (I)(L)	50,330	3,207,531
Community Health Systems, Inc. (I)	88,513	1,968,529
Health Management
Associates, Inc., Class A (I)(L)	254,865	1,712,693
Health Net, Inc. (I)	82,977	3,295,846
Henry Schein, Inc. (I)(L)	89,927	6,805,675
HMS Holdings Corp. (I)	86,133	2,688,211
LifePoint Hospitals, Inc. (I)	48,439	1,910,434
Lincare Holdings, Inc. (L)	87,159	2,255,675
Mednax, Inc. (I)	49,183	3,657,740
Omnicare, Inc. (L)	113,797	4,047,759
Owens & Minor, Inc.	63,651	1,935,627
Universal Health Services, Inc., Class B	96,896	4,060,911
VCA Antech, Inc. (I)(L)	87,476	2,030,318
WellCare Health Plans, Inc. (I)	42,923	3,085,305

		45,904,881
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	190,837	3,167,894
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	19,773	2,050,262
Charles River
Laboratories International, Inc. (I)	48,970	1,767,327
Covance, Inc. (I)	58,607	2,791,451
Mettler-Toledo International, Inc. (I)(L)	31,540	5,827,015
Techne Corp.	36,925	2,588,443

		15,024,498
Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc. (I)	116,907	4,527,808
Medicis Pharmaceutical Corp., Class A	59,017	2,218,449

		6,746,257

		122,535,528
Industrials - 16.5%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	33,068	1,657,368
BE Aerospace, Inc. (I)	104,102	4,837,620
Esterline Technologies Corp. (I)	30,704	2,194,108
Exelis, Inc.	185,081	2,317,214
Huntington Ingalls Industries, Inc. (I)	48,891	1,967,374
Triumph Group, Inc. (L)	43,225	2,708,479

		15,682,163
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	102,969	1,774,156
Airlines - 0.3%
Alaska Air Group, Inc. (I)(L)	71,026	2,544,151
JetBlue Airways Corp. (I)(L)	205,901	1,006,856

		3,551,007
Building Products - 0.4%
Fortune Brands Home & Security, Inc. (I)	158,132	3,489,973
Lennox International, Inc. (L)	50,944	2,053,043

		5,543,016

266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (I)	47,445	$3,194,472
Copart, Inc. (I)	106,936	2,787,822
Corrections Corp. of America (I)	99,711	2,723,107
Deluxe Corp. (L)	51,018	1,194,842
Herman Miller, Inc.	58,076	1,333,425
HNI Corp.	44,956	1,247,529
Mine Safety Appliances Company	30,874	1,268,304
Rollins, Inc.	64,731	1,377,476
The Brinks Company	46,952	1,120,744
Waste Connections, Inc. (L)	123,446	4,015,698

		20,263,419
Construction & Engineering - 1.2%
AECOM Technology Corp. (I)	117,352	2,625,164
Granite Construction, Inc.	34,448	990,036
KBR, Inc.	148,278	5,271,283
The Shaw Group, Inc. (I)	65,268	2,069,648
URS Corp.	79,741	3,390,587

		14,346,718
Electrical Equipment - 1.9%
Acuity Brands, Inc. (L)	42,178	2,650,044
AMETEK, Inc.	160,763	7,798,613
General Cable Corp. (I)(L)	49,849	1,449,609
Hubbell, Inc., Class B	59,707	4,691,776
Regal-Beloit Corp.	41,694	2,733,042
Thomas & Betts Corp. (I)	52,289	3,760,102

		23,083,186
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	61,896	3,089,848
Machinery - 5.6%
AGCO Corp. (I)(L)	97,360	4,596,366
CLARCOR, Inc.	50,348	2,471,583
Crane Company	48,610	2,357,585
Donaldson Company, Inc. (L)	149,178	5,330,130
Gardner Denver, Inc. (L)	50,749	3,198,202
Graco, Inc.	59,950	3,180,947
Harsco Corp.	80,668	1,892,471
IDEX Corp.	83,947	3,536,687
ITT Corp.	95,062	2,180,722
Kennametal, Inc. (L)	79,887	3,557,368
Lincoln Electric Holdings, Inc.	83,899	3,802,303
Nordson Corp. (L)	57,034	3,108,923
Oshkosh Corp. (I)	91,698	2,124,643
Pentair, Inc.	98,790	4,703,392
SPX Corp.	51,327	3,979,382
Terex Corp. (I)	109,986	2,474,685
Timken Company	84,199	4,272,257
Trinity Industries, Inc.	80,338	2,647,137
Valmont Industries, Inc.	22,552	2,647,830
Wabtec Corp.	48,107	3,625,825
Woodward, Inc. (L)	60,163	2,576,781

		68,265,219
Marine - 0.5%
Alexander & Baldwin, Inc. (L)	41,943	2,032,138
Kirby Corp. (I)(L)	55,942	3,680,424

		5,712,562
Professional Services - 0.9%
FTI Consulting, Inc. (I)(L)	41,672	1,563,533
Korn/Ferry International (I)	47,847	801,437
Manpower, Inc.	80,275	3,802,627
The Corporate Executive Board Company	33,374	1,435,416

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company, Class A	50,703	$3,349,947

		10,952,960
Road & Rail - 1.5%
Con-way, Inc.	55,877	1,822,149
J.B. Hunt Transport Services, Inc. (L)	90,277	4,908,360
Kansas City Southern (I)(L)	110,122	7,894,646
Landstar System, Inc.	46,800	2,701,296
Werner Enterprises, Inc. (L)	44,518	1,106,717

		18,433,168
Trading Companies & Distributors - 0.9%
GATX Corp. (L)	46,778	1,885,153
MSC Industrial Direct Company, Inc., Class A	46,142	3,842,706
United Rentals, Inc. (I)(L)	63,015	2,702,713
Watsco, Inc. (L)	28,446	2,106,142

		10,536,714

		201,234,136
Information Technology - 16.2%
Communications Equipment - 1.2%
ADTRAN, Inc. (L)	63,930	1,993,977
Ciena Corp. (I)(L)	98,816	1,599,831
Plantronics, Inc. (L)	43,052	1,733,274
Polycom, Inc. (I)	177,767	3,390,017
Riverbed Technology, Inc. (I)	157,787	4,430,659
Tellabs, Inc.	365,738	1,481,239

		14,628,997
Computers & Peripherals - 0.6%
Diebold, Inc.	62,620	2,412,122
NCR Corp. (I)	158,568	3,442,511
QLogic Corp. (I)	98,836	1,755,327

		7,609,960
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. (I)	112,088	4,704,333
Avnet, Inc. (I)	145,296	5,287,321
Ingram Micro, Inc., Class A (I)	150,352	2,790,533
Itron, Inc. (I)	39,895	1,811,632
National Instruments Corp. (L)	93,079	2,654,613
Tech Data Corp. (I)(L)	41,341	2,243,163
Trimble Navigation, Ltd. (I)	124,619	6,781,766
Vishay Intertechnology, Inc. (I)	157,476	1,914,908

		28,188,269
Internet Software & Services - 1.5%
AOL, Inc. (I)(L)	94,942	1,801,050
Equinix, Inc. (I)(L)	46,736	7,358,583
Monster Worldwide, Inc. (I)(L)	123,302	1,202,195
Rackspace Hosting, Inc. (I)(L)	104,426	6,034,779
ValueClick, Inc. (I)(L)	80,474	1,588,557

		17,985,164
IT Services - 3.2%
Acxiom Corp. (I)	78,320	1,149,738
Alliance Data Systems Corp. (I)(L)	50,128	6,314,123
Broadridge Financial Solutions, Inc.	124,245	2,970,698
Convergys Corp. (I)(L)	116,060	1,549,401
CoreLogic, Inc. (I)	106,724	1,741,736
DST Systems, Inc.	33,634	1,823,972
Gartner, Inc. (I)	93,527	3,987,991
Global Payments, Inc.	78,493	3,726,063
Jack Henry & Associates, Inc. (L)	86,920	2,965,710
Lender Processing Services, Inc.	84,558	2,198,508
ManTech International Corp., Class A (L)	23,273	801,988

267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
NeuStar, Inc., Class A (I)	67,515	$2,514,934
VeriFone Systems, Inc. (I)	106,139	5,505,430
Wright Express Corp. (I)	38,753	2,508,482

		39,758,774
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	52,083	2,144,778
Semiconductors & Semiconductor Equipment - 2.7%
Atmel Corp. (I)(L)	451,703	4,453,792
Cree, Inc. (I)(L)	115,762	3,661,552
Cypress Semiconductor Corp. (I)	155,111	2,424,385
Fairchild Semiconductor International, Inc. (I)	126,171	1,854,714
Integrated Device Technology, Inc. (I)	141,632	1,012,669
International Rectifier Corp. (I)	69,186	1,596,121
Intersil Corp., Class A	126,824	1,420,429
Lam Research Corp. (I)(L)	120,087	5,358,282
MEMC Electronic Materials, Inc. (I)(L)	231,173	834,535
RF Micro Devices, Inc. (I)(L)	276,701	1,377,971
Semtech Corp. (I)	65,201	1,855,620
Silicon Laboratories, Inc. (I)(L)	42,307	1,819,201
Skyworks Solutions, Inc. (I)	188,735	5,218,523

		32,887,794
Software - 4.5%
ACI Worldwide, Inc. (I)	39,242	1,580,275
Advent Software, Inc. (I)(L)	32,192	824,115
ANSYS, Inc. (I)	92,938	6,042,829
Cadence Design Systems, Inc. (I)(L)	274,437	3,249,334
Compuware Corp. (I)	218,939	2,012,049
Concur Technologies, Inc. (I)(L)	46,966	2,694,909
FactSet Research Systems, Inc. (L)	45,190	4,475,618
Fair Isaac Corp.	36,093	1,584,483
Informatica Corp. (I)	107,553	5,689,554
Mentor Graphics Corp. (I)	93,166	1,384,447
MICROS Systems, Inc. (I)	80,064	4,426,739
Parametric Technology Corp. (I)	118,737	3,317,512
Quest Software, Inc. (I)	56,830	1,322,434
Rovi Corp. (I)	107,461	3,497,856
Solera Holdings, Inc.	70,173	3,220,239
Synopsys, Inc. (I)	146,043	4,477,678
TIBCO Software, Inc. (I)	166,913	5,090,847

		54,890,918

		198,094,654
Materials - 6.3%
Chemicals - 2.8%
Albemarle Corp.	89,089	5,694,569
Ashland, Inc. (L)	78,439	4,789,485
Cabot Corp.	63,162	2,695,754
Cytec Industries, Inc.	45,896	2,790,018
Intrepid Potash, Inc. (I)	52,735	1,283,043
Minerals Technologies, Inc.	17,760	1,161,682
NewMarket Corp. (L)	10,608	1,987,939
Olin Corp. (L)	80,193	1,744,198
RPM International, Inc.	131,482	3,443,514
Sensient Technologies Corp.	50,369	1,914,022
The Scotts Miracle-Gro Company, Class A	43,261	2,343,016
Valspar Corp.	93,493	4,514,777

		34,362,017
Construction Materials - 0.4%
Martin Marietta Materials, Inc. (L)	45,702	3,913,462
Containers & Packaging - 1.5%
AptarGroup, Inc. (L)	66,254	3,628,732
Greif, Inc., Class A	30,760	1,720,099

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Packaging Corp. of America	96,668	$2,860,406
Rock-Tenn Company, Class A	70,715	4,777,505
Silgan Holdings, Inc.	49,701	2,196,784
Sonoco Products Company (L)	100,714	3,343,705

		18,527,231
Metals & Mining - 1.2%
Carpenter Technology Corp.	44,038	2,300,105
Commercial Metals Company (L)	115,789	1,715,993
Compass Minerals International, Inc.	33,079	2,373,087
Reliance Steel & Aluminum Company	75,171	4,245,658
Steel Dynamics, Inc.	219,406	3,190,163
Worthington Industries, Inc. (L)	52,481	1,006,586

		14,831,592
Paper & Forest Products - 0.4%
Domtar Corp.	36,815	3,511,415
Louisiana-Pacific Corp. (I)(L)	137,373	1,284,438

		4,795,853

		76,430,155
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TW Telecom, Inc. (I)	150,261	3,329,784
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	96,692	2,238,420

		5,568,204
Utilities - 4.9%
Electric Utilities - 1.5%
Cleco Corp. (L)	60,930	2,415,875
Great Plains Energy, Inc.	136,392	2,764,666
Hawaiian Electric Industries, Inc. (L)	96,316	2,441,611
IDACORP, Inc.	50,032	2,057,316
NV Energy, Inc.	236,400	3,810,768
PNM Resources, Inc.	79,790	1,460,157
Westar Energy, Inc.	126,251	3,526,190

		18,476,583
Gas Utilities - 1.3%
Atmos Energy Corp.	90,371	2,843,072
National Fuel Gas Company	83,214	4,004,258
Questar Corp.	178,233	3,432,768
UGI Corp.	112,316	3,060,611
WGL Holdings, Inc.	51,586	2,099,550

		15,440,259
Multi-Utilities - 1.9%
Alliant Energy Corp. (L)	111,207	4,817,487
Black Hills Corp. (L)	44,003	1,475,421
MDU Resources Group, Inc.	189,138	4,234,800
NSTAR	103,762	5,045,946
OGE Energy Corp.	98,239	5,255,787
Vectren Corp.	82,073	2,385,041

		23,214,482
Water Utilities - 0.2%
Aqua America, Inc. (L)	139,111	3,100,784

		60,232,108

TOTAL COMMON STOCKS (Cost $937,055,519)		$1,195,734,348

268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 16.2%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	19,789,239	198,062,578

TOTAL SECURITIES LENDING
COLLATERAL (Cost $198,045,180)		$198,062,578

SHORT-TERM INVESTMENTS - 1.8%

Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $2,012,002 on 04/02/2012,
collateralized by $1,815,000 U.S. Treasury
Notes, 3.375% due 11/15/2019 (valued at
$2,055,488, including interest).	$2,012,000	$2,012,000

U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Notes,
0.055%, 04/25/2012 *	10,000,000	9,999,633
Federal Home Loan Bank Discount Notes,
0.065%, 04/25/2012 *	10,000,000	9,999,567

		19,999,200

TOTAL SHORT-TERM INVESTMENTS (Cost $22,011,200)		$22,011,200

Total Investments (Mid Cap Index Trust)
(Cost $1,157,111,899) - 116.1%		$1,415,808,126
Other assets and liabilities, net - (16.1%)		(196,482,837)

TOTAL NET ASSETS - 100.0%		$1,219,325,289

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 22.9%
Auto Components - 0.5%
Allison Transmission Holdings, Inc. (I)	154,200	$3,682,290
Diversified Consumer Services - 0.6%
Sotheby’s	132,340	5,206,256
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (I)	67,676	6,137,536
Household Durables - 4.2%
D.R. Horton, Inc. (L)	254,330	3,858,186
Jarden Corp. (I)	198,724	7,994,667
Lennar Corp., Class A (L)	160,110	4,351,790
PulteGroup, Inc. (I)	438,100	3,877,185
Tempur-Pedic International, Inc. (I)(L)	160,050	13,513,022

		33,594,850
Internet & Catalog Retail - 3.9%
priceline.com, Inc. (I)	15,970	11,458,475
Shutterfly, Inc. (I)(L)	257,313	8,061,616
TripAdvisor, Inc. (I)	316,970	11,306,320

		30,826,411
Leisure Equipment & Products - 0.6%
Brunswick Corp.	188,690	4,858,768
Media - 1.7%
DreamWorks Animation SKG, Inc. (I)(L)	288,024	5,314,043
Sirius XM Radio, Inc. (I)(L)	3,454,760	7,980,496

		13,294,539

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 5.3%
DSW, Inc., Class A	153,850	$8,426,365
Express, Inc. (I)	403,650	10,083,177
GNC Holdings, Inc., Class A	318,130	11,099,556
Hibbett Sports, Inc. (I)(L)	108,700	5,929,585
Urban Outfitters, Inc. (I)	216,520	6,302,897

		41,841,580
Textiles, Apparel & Luxury Goods - 5.3%
Coach, Inc.	91,790	7,093,531
Deckers Outdoor Corp. (I)(L)	141,750	8,937,338
Hanesbrands, Inc. (I)	416,950	12,316,703
PVH Corp.	91,220	8,148,683
Vera Bradley, Inc. (I)(L)	193,133	5,830,685

		42,326,940

		181,769,170
Energy - 8.2%
Energy Equipment & Services - 0.9%
Ensco International PLC, ADR	139,880	7,403,848
Oil, Gas & Consumable Fuels - 7.3%
Bumi PLC (I)	161,022	1,613,034
Cabot Oil & Gas Corp.	220,100	6,860,517
Chesapeake Energy Corp. (L)	357,840	8,291,153
Cobalt International Energy, Inc. (I)	190,450	5,719,214
Karoon Gas Australia, Ltd. (I)	287,787	1,941,975
Newfield Exploration Company (I)	201,740	6,996,343
Pioneer Natural Resources Company (L)	71,630	7,993,192
Southwestern Energy Company (I)	159,500	4,880,700
Vallares PLC (I)	475,534	5,643,637
Whiting Petroleum Corp. (I)	151,000	8,199,300

		58,139,065

		65,542,913
Financials - 5.4%
Commercial Banks - 3.0%
M&T Bank Corp.	93,890	8,157,163
Regions Financial Corp.	1,304,730	8,598,171
Signature Bank (I)	114,060	7,190,342

		23,945,676
Diversified Financial Services - 1.5%
BM&F Bovespa SA	1,125,100	6,927,675
Justice Holdings, Ltd. (I)	352,452	4,904,641

		11,832,316
Real Estate Investment Trusts - 0.9%
Host Hotels & Resorts, Inc.	422,200	6,932,524

		42,710,516
Health Care - 13.9%
Biotechnology - 0.8%
Amylin Pharmaceuticals, Inc. (I)	107,753	2,689,515
Onyx Pharmaceuticals, Inc. (I)	52,650	1,983,852
Regeneron Pharmaceuticals, Inc. (I)(L)	12,470	1,454,251

		6,127,618
Health Care Equipment & Supplies - 7.2%
Edwards Lifesciences Corp. (I)	189,040	13,748,879
Gen-Probe, Inc. (I)	173,752	11,538,870
HeartWare International, Inc. (I)(L)	122,310	8,034,544
Hologic, Inc. (I)	716,250	15,435,188
Intuitive Surgical, Inc. (I)	16,080	8,711,340

		57,468,821

269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.0%
Catalyst Health Solutions, Inc. (I)(L)	122,800	$7,826,044
Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. (I)	329,630	5,471,858
SXC Health Solutions Corp. (I)	179,130	13,427,585

		18,899,443
Life Sciences Tools & Services - 1.4%
PAREXEL International Corp. (I)	276,700	7,462,599
Waters Corp. (I)	42,560	3,943,610

		11,406,209
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (I)	200,560	3,724,399
Salix Pharmaceuticals, Ltd. (I)(L)	94,290	4,950,225

		8,674,624

		110,402,759
Industrials - 13.2%
Aerospace & Defense - 0.8%
DigitalGlobe, Inc. (I)	476,780	6,360,245
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	177,150	8,239,247
Airlines - 1.1%
Spirit Airlines, Inc. (I)	437,500	8,780,625
Commercial Services & Supplies - 0.4%
Corrections Corp. of America (I)	130,010	3,550,573
Construction & Engineering - 2.2%
AECOM Technology Corp. (I)	429,140	9,599,862
Fluor Corp.	125,180	7,515,807

		17,115,669
Electrical Equipment - 0.8%
Polypore International, Inc. (I)(L)	171,260	6,021,502
Machinery - 4.8%
Colfax Corp. (I)	181,840	6,408,042
Flowserve Corp.	49,900	5,763,949
Navistar International Corp. (I)	156,050	6,312,223
Pall Corp.	134,710	8,032,757
WABCO Holdings, Inc. (I)	140,713	8,510,322
Westport Innovations, Inc. (I)(L)	66,790	2,733,047

		37,760,340
Professional Services - 0.5%
IHS, Inc., Class A (I)	40,453	3,788,423
Road & Rail - 0.8%
Localiza Rent a Car SA	358,900	6,606,064
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (I)(L)	156,370	6,706,709

		104,929,397
Information Technology - 33.3%
Communications Equipment - 6.0%
Acme Packet, Inc. (I)(L)	89,440	2,461,389
ADTRAN, Inc.	50,100	1,562,619
Aruba Networks, Inc. (I)(L)	361,540	8,055,111
Ciena Corp. (I)(L)	240,650	3,896,124
F5 Networks, Inc. (I)	58,960	7,957,242
Finisar Corp. (I)(L)	419,630	8,455,545
Juniper Networks, Inc. (I)	318,470	7,286,594
Riverbed Technology, Inc. (I)	277,930	7,804,274

		47,478,898

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.7%
Jabil Circuit, Inc.	328,540	$8,252,925
Trimble Navigation, Ltd. (I)	187,222	10,188,621
Universal Display Corp. (I)(L)	87,780	3,206,603

		21,648,149
Internet Software & Services - 4.7%
Equinix, Inc. (I)	95,680	15,064,816
ExactTarget, Inc. (I)	5,800	150,800
InterActiveCorp	191,450	9,398,281
LinkedIn Corp., Class A (I)(L)	118,850	12,121,512

		36,735,409
IT Services - 3.8%
Gartner, Inc. (I)	144,079	6,143,529
Genpact, Ltd. (I)	333,210	5,431,323
Teradata Corp. (I)	112,391	7,659,447
VeriFone Systems, Inc. (I)	213,300	11,063,871

		30,298,170
Semiconductors & Semiconductor Equipment - 3.3%
Cypress Semiconductor Corp. (I)	440,440	6,884,077
Skyworks Solutions, Inc. (I)	440,800	12,188,120
Xilinx, Inc.	201,410	7,337,366

		26,409,563
Software - 12.8%
Activision Blizzard, Inc. (L)	640,640	8,213,005
BroadSoft, Inc. (I)(L)	269,435	10,305,889
Cadence Design Systems, Inc. (I)(L)	1,348,830	15,970,147
Concur Technologies, Inc. (I)(L)	188,650	10,824,737
Fortinet, Inc. (I)	147,640	4,082,246
Jive Software, Inc. (I)	206,400	5,605,824
MicroStrategy, Inc., Class A (I)	46,800	6,552,000
Red Hat, Inc. (I)	139,760	8,370,226
Salesforce.com, Inc. (I)(L)	98,190	15,171,337
Solera Holdings, Inc.	151,280	6,942,239
TIBCO Software, Inc. (I)	311,680	9,506,240

		101,543,890

		264,114,079
Materials - 2.3%
Chemicals - 0.9%
Methanex Corp.	225,410	7,310,046
Containers & Packaging - 1.0%
Ball Corp.	180,570	7,742,842
Metals & Mining - 0.4%
Molycorp, Inc. (I)(L)	94,230	3,187,801

		18,240,689
Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (I)	500,100	4,510,902

TOTAL COMMON STOCKS (Cost $686,583,008)		$792,220,425

SECURITIES LENDING COLLATERAL - 15.4%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	12,221,912	122,324,232

TOTAL SECURITIES LENDING
COLLATERAL (Cost $122,320,378)		$122,324,232

270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/30/12 at 0.100% to be
repurchased at $6,600,055 on 04/02/2012,
collateralized by $6,709,831 Government
National Mortgage Association, 4.500% due
05/15/2041 (valued at $6,732,001,
including interest)	$6,600,000	$6,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,600,000)		$6,600,000

Total Investments (Mid Cap Stock Trust)
(Cost $815,503,386) - 116.0%		$921,144,657
Other assets and liabilities, net - (16.0%)		(127,375,485)

TOTAL NET ASSETS - 100.0%		$793,769,172

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Consumer Discretionary - 12.6%
Auto Components - 2.1%
TRW Automotive Holdings Corp. (I)	33,622	$1,561,742
Visteon Corp. (I)	25,231	1,337,243

		2,898,985
Automobiles - 0.8%
Ford Motor Company	87,347	1,090,964
Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A (I)	7,604	293,819
Capella Education Company (I)	7,407	266,282
Corinthian Colleges, Inc. (I)	42,842	177,366
DeVry, Inc.	5,489	185,912
ITT Educational Services, Inc. (I)(L)	4,632	306,360

		1,229,739
Hotels, Restaurants & Leisure - 1.7%
Penn National Gaming, Inc. (I)	38,192	1,641,492
Royal Caribbean Cruises, Ltd.	21,633	636,659

		2,278,151
Household Durables - 0.5%
D.R. Horton, Inc. (L)	22,435	340,339
Lennar Corp., Class A (L)	12,417	337,494

		677,833
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp., Series A (I)	45,407	866,820
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	18,291	671,646
Media - 3.6%
DISH Network Corp.	29,873	983,718
Liberty Media Corp. - Liberty
Capital, Series A (I)	7,438	655,660
National CineMedia, Inc.	56,838	869,621
Regal Entertainment Group (L)	46,588	633,597
Valassis Communications, Inc. (I)(L)	39,909	917,907
Virgin Media, Inc. (L)	36,225	904,901

		4,965,404
Multiline Retail - 1.4%
Macy’s, Inc.	49,676	1,973,627

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 0.5%
Aeropostale, Inc. (I)	31,285	$676,382

		17,329,551
Consumer Staples - 6.5%
Food Products - 3.7%
Dean Foods Company (I)	56,415	683,186
Post Holdings, Inc. (I)	22,310	734,668
Ralcorp Holdings, Inc. (I)	27,663	2,049,552
Sara Lee Corp.	76,898	1,655,614

		5,123,020
Tobacco - 2.8%
Lorillard, Inc.	29,330	3,797,648

		8,920,668
Energy - 8.3%
Energy Equipment & Services - 2.5%
C&J Energy Services, Inc. (I)(L)	21,478	382,094
McDermott International, Inc. (I)	27,282	349,482
Nabors Industries, Ltd. (I)	56,407	986,558
Noble Corp. (I)(L)	46,991	1,760,753

		3,478,887
Oil, Gas & Consumable Fuels - 5.8%
El Paso Corp.	38,546	1,139,034
Enbridge, Inc.	84,283	3,274,395
Pioneer Natural Resources Company (L)	5,553	619,659
QEP Resources, Inc.	27,710	845,155
SM Energy Company	6,869	486,119
Whiting Petroleum Corp. (I)	29,531	1,603,533

		7,967,895

		11,446,782
Financials - 19.8%
Capital Markets - 2.2%
Invesco, Ltd.	91,848	2,449,586
Lazard, Ltd., Class A	20,348	581,139

		3,030,725
Commercial Banks - 8.2%
CIT Group, Inc. (I)	124,842	5,148,484
Comerica, Inc.	44,967	1,455,132
Cullen/Frost Bankers, Inc.	4,974	289,437
Fifth Third Bancorp	101,253	1,422,605
Huntington Bancshares, Inc.	175,457	1,131,698
KeyCorp	23,870	202,895
M&T Bank Corp.	9,343	811,720
SunTrust Banks, Inc.	14,232	343,987
TCF Financial Corp. (L)	47,069	559,650

		11,365,608
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	16,467	386,151
Insurance - 6.7%
Assurant, Inc.	34,704	1,405,512
Axis Capital Holdings, Ltd.	21,620	717,135
Everest Re Group, Ltd.	15,293	1,414,908
Lincoln National Corp. (L)	67,681	1,784,071
PartnerRe, Ltd.	6,896	468,169
Validus Holdings, Ltd.	27,502	851,187
XL Group PLC	118,344	2,566,881

		9,207,863
Real Estate Investment Trusts - 2.4%
Boston Properties, Inc.	2,553	268,039
Digital Realty Trust, Inc.	4,092	302,685

271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Douglas Emmett, Inc.	13,141	$299,746
Equity Lifestyle Properties, Inc.	4,382	305,601
Equity Residential	8,848	554,062
Hospitality Properties Trust	11,486	304,034
Rayonier, Inc. (L)	23,336	1,028,884
Taubman Centers, Inc.	4,158	303,326

		3,366,377

		27,356,724
Health Care - 9.7%
Health Care Equipment & Supplies - 2.0%
Teleflex, Inc.	21,278	1,301,150
Zimmer Holdings, Inc.	21,870	1,405,804

		2,706,954
Health Care Providers & Services - 2.3%
CIGNA Corp.	39,276	1,934,343
Humana, Inc.	13,918	1,287,137

		3,221,480
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	52,095	2,318,748
Pharmaceuticals - 3.7%
Mylan, Inc. (I)	147,923	3,468,794
Watson Pharmaceuticals, Inc. (I)	24,239	1,625,467

		5,094,261

		13,341,443
Industrials - 16.7%
Aerospace & Defense - 0.5%
Embraer SA, ADR	21,408	684,628
Airlines - 1.1%
Delta Air Lines, Inc. (I)	57,376	568,596
United Continental Holdings, Inc. (I)(L)	33,280	715,520
US Airways Group, Inc. (I)(L)	38,592	292,913

		1,577,029
Building Products - 1.0%
AO Smith Corp. (L)	30,588	1,374,931
Construction & Engineering - 2.0%
Chicago Bridge & Iron Company NV	31,053	1,341,179
Jacobs Engineering Group, Inc. (I)	14,480	642,478
KBR, Inc.	21,107	750,354

		2,734,011
Electrical Equipment - 4.1%
Cooper Industries PLC	68,625	4,388,569
Rockwell Automation, Inc. (L)	15,383	1,226,025

		5,614,594
Machinery - 4.1%
AGCO Corp. (I)	24,768	1,169,297
Eaton Corp.	38,673	1,927,076
Navistar International Corp. (I)	27,002	1,092,231
Parker Hannifin Corp.	17,421	1,472,946

		5,661,550
Road & Rail - 3.9%
Con-way, Inc.	15,119	493,031
J.B. Hunt Transport Services, Inc. (L)	32,131	1,746,962
Kansas City Southern	33,732	2,418,247
Werner Enterprises, Inc. (L)	28,626	711,642

		5,369,882

		23,016,625

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 7.7%
Communications Equipment - 0.4%
Juniper Networks, Inc. (I)	21,548	$493,018
Computers & Peripherals - 1.1%
Diebold, Inc.	19,447	749,098
Western Digital Corp. (I)	20,062	830,366

		1,579,464
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp., Class A	19,045	1,138,320
Avnet, Inc. (I)	44,466	1,618,118

		2,756,438
IT Services - 0.7%
Amdocs, Ltd. (I)	29,753	939,600
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (I)(L)	92,475	741,650
LSI Corp. (I)	239,805	2,081,507
Microchip Technology, Inc. (L)	42,821	1,592,941
ON Semiconductor Corp. (I)	43,145	388,736

		4,804,834

		10,573,354
Materials - 7.0%
Chemicals - 4.5%
Agrium, Inc.	3,284	283,639
Eastman Chemical Company (L)	67,160	3,471,500
PPG Industries, Inc.	25,900	2,481,220

		6,236,359
Containers & Packaging - 0.4%
Rock-Tenn Company, Class A	7,507	507,173
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	15,370	632,783
Freeport-McMoRan Copper & Gold, Inc.	7,191	273,546
Nucor Corp. (L)	22,945	985,488

		1,891,817
Paper & Forest Products - 0.7%
Domtar Corp.	10,696	1,020,184

		9,655,533
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyLink, Inc.	40,616	1,569,808
Utilities - 7.8%
Electric Utilities - 2.4%
Entergy Corp.	14,559	978,365
NV Energy, Inc.	31,245	503,669
Pepco Holdings, Inc. (L)	34,602	653,632
Pinnacle West Capital Corp.	23,436	1,122,584

		3,258,250
Gas Utilities - 0.3%
Questar Corp. (L)	24,016	462,548
Multi-Utilities - 5.1%
Ameren Corp.	15,603	508,346
CenterPoint Energy, Inc.	67,973	1,340,428
DTE Energy Company	28,652	1,576,720
Sempra Energy	23,304	1,397,308
Wisconsin Energy Corp. (L)	48,934	1,721,498

272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Xcel Energy, Inc.	17,219	$455,787

		7,000,087

		10,720,885

TOTAL COMMON STOCKS (Cost $110,313,946)		$133,931,373

CONVERTIBLE BONDS - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV
3.750%, 03/15/2018	$233,000	$219,604

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$219,604

SECURITIES LENDING COLLATERAL - 13.9%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,908,618	19,102,590

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,102,910)		$19,102,590

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $137,000 on 04/02/2012,
collateralized by $140,000 Federal Home
Loan Bank, 0.200% due 12/09/2014 (valued
at $140,000, including interest)	$137,000	$137,000
Commercial Paper - 2.7%
Bank of Nova Scotia 0.070%, 04/02/2012 *	3,800,000	3,799,993

TOTAL SHORT-TERM INVESTMENTS (Cost $3,936,993)		$3,936,993

Total Investments (Mid Cap Value Equity Trust)
(Cost $133,586,849) - 114.0%		$157,190,560
Other assets and liabilities, net - (14.0%)		(19,361,235)

TOTAL NET ASSETS - 100.0%		$137,829,325

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.7%
Consumer Discretionary - 14.2%
Auto Components - 1.0%
Visteon Corp. (I)(S)	26,500	$1,404,500
Visteon Corp. (I)	126,800	6,720,400

		8,124,900
Diversified Consumer Services - 1.9%
Career Education Corp. (I)(L)	167,700	1,351,662
H&R Block, Inc. (L)	299,300	4,929,471
Strayer Education, Inc. (L)	40,500	3,818,340
Weight Watchers International, Inc.	63,148	4,874,394

		14,973,867
Hotels, Restaurants & Leisure - 1.4%
International Game Technology	412,400	6,924,196
WMS Industries, Inc. (I)	162,900	3,865,617

		10,789,813

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.2%
Liberty Interactive Corp., Series A (I)	16,683	$318,478
Netflix, Inc. (I)(L)	8,700	1,000,848

		1,319,326
Leisure Equipment & Products - 1.8%
Hasbro, Inc. (L)	89,300	3,279,096
Mattel, Inc. (L)	246,900	8,310,654
Sankyo Company, Ltd.	55,200	2,709,581

		14,299,331
Media - 5.3%
Cablevision Systems Corp., Class A	318,800	4,679,984
Charter Communications, Inc., Class A (I)	113,200	7,182,540
DISH Network Corp. (I)	189,700	6,246,821
DreamWorks Animation SKG, Inc. (I)(L)	375,000	6,918,750
Liberty Media Corp. - Liberty
Capital, Series A (I)	11,075	976,261
Meredith Corp. (L)	170,081	5,520,829
Scholastic Corp. (L)	74,524	2,629,207
The Washington Post Company, Class B (L)	18,800	7,023,116

		41,177,508
Multiline Retail - 0.6%
J.C. Penney Company, Inc. (L)	135,000	4,783,050
Specialty Retail - 2.0%
CarMax, Inc. (I)(L)	99,600	3,451,140
The Gap, Inc.	476,800	12,463,552

		15,914,692

		111,382,487
Consumer Staples - 8.4%
Beverages - 1.5%
Beam, Inc.	138,600	8,117,802
Brown Forman Corp., Class B	43,200	3,602,448

		11,720,250
Food & Staples Retailing - 2.1%
Sysco Corp. (L)	164,800	4,920,928
The Kroger Company	474,700	11,501,981

		16,422,909
Food Products - 3.3%
Campbell Soup Company (L)	175,400	5,937,290
Flowers Foods, Inc. (L)	268,600	5,471,382
Kellogg Company	133,400	7,154,242
McCormick & Company, Inc., Non
Voting Shares (L)	87,100	4,740,853
Tootsie Roll Industries, Inc. (L)	126,512	2,898,386

		26,202,153
Household Products - 0.7%
Clorox Company	76,600	5,266,250
Personal Products - 0.8%
Avon Products, Inc.	350,000	6,776,000

		66,387,562
Energy - 6.9%
Energy Equipment & Services - 0.9%
Exterran Holdings, Inc. (I)(L)	527,922	6,963,291
Oil, Gas & Consumable Fuels - 6.0%
CONSOL Energy, Inc. (L)	149,300	5,091,130
EQT Corp.	23,400	1,128,114
Hess Corp.	81,900	4,828,005
Murphy Oil Corp.	123,300	6,938,091
Nexen, Inc.	880,700	16,160,845

273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	296,200	$9,034,100
Valero Energy Corp. (L)	152,600	3,932,502

		47,112,787

		54,076,078
Financials - 26.1%
Capital Markets - 6.7%
E*TRADE Financial Corp. (I)	1,157,170	12,671,012
Federated Investors, Inc., Class B (L)	69,800	1,564,218
Greenhill & Company, Inc. (L)	88,595	3,866,286
Janus Capital Group, Inc. (L)	786,900	7,011,279
Lazard, Ltd., Class A	159,700	4,561,032
Legg Mason, Inc.	197,200	5,507,796
Northern Trust Corp. (L)	367,100	17,418,895

		52,600,518
Commercial Banks - 4.6%
CIT Group, Inc. (I)	340,000	14,021,600
Commerce Bancshares, Inc. (L)	75,922	3,076,359
First Horizon National Corp. (L)	516,349	5,359,703
M&T Bank Corp. (L)	43,800	3,805,344
SunTrust Banks, Inc.	147,800	3,572,326
Westamerica Bancorp. (L)	136,600	6,556,800

		36,392,132
Consumer Finance - 0.8%
Discover Financial Services	190,200	6,341,268
Insurance - 8.4%
Axis Capital Holdings, Ltd.	126,200	4,186,054
CNA Financial Corp.	51,100	1,498,763
Fidelity National Financial, Inc., Class A	504,000	9,087,120
First American Financial Corp.	596,000	9,911,480
Kemper Corp.	174,402	5,280,893
Loews Corp.	107,100	4,270,077
Marsh & McLennan Companies, Inc. (L)	314,500	10,312,455
OneBeacon Insurance Group, Ltd.	75,400	1,161,914
The Progressive Corp.	343,100	7,953,058
White Mountains Insurance Group, Ltd.	24,800	12,442,656

		66,104,470
Real Estate Investment Trusts - 3.6%
Cousins Properties, Inc.	322,887	2,447,483
General Growth Properties, Inc.	295,029	5,012,543
Prologis, Inc.	146,776	5,286,872
Weingarten Realty Investors (L)	143,300	3,787,419
Weyerhaeuser Company	544,436	11,934,037

		28,468,354
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)	178,300	2,792,178
The St. Joe Company (I)(L)	221,200	4,205,012

		6,997,190
Thrifts & Mortgage Finance - 1.1%
BankUnited, Inc.	137,500	3,437,500
Capitol Federal Financial, Inc.	416,998	4,945,596

		8,383,096

		205,287,028
Health Care - 6.0%
Biotechnology - 0.1%
Dendreon Corp. (I)(L)	104,400	1,112,382
Health Care Equipment & Supplies - 0.8%
Wright Medical Group, Inc. (I)(L)	178,900	3,456,348

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	37,900	$2,436,212

		5,892,560
Health Care Providers & Services - 3.3%
HealthSouth Corp. (I)(L)	463,870	9,500,058
Kindred Healthcare, Inc. (I)(L)	288,100	2,489,184
Quest Diagnostics, Inc.	103,300	6,316,795
Select Medical Holdings Corp. (I)	371,600	2,857,604
Tenet Healthcare Corp. (I)(L)	866,900	4,603,239

		25,766,880
Pharmaceuticals - 1.8%
Forest Laboratories, Inc. (I)	115,200	3,996,288
Hospira, Inc. (I)(L)	279,100	10,435,549

		14,431,837

		47,203,659
Industrials - 10.3%
Aerospace & Defense - 3.1%
Raytheon Company	153,900	8,122,842
Textron, Inc. (L)	594,800	16,553,284

		24,676,126
Airlines - 2.1%
Delta Air Lines, Inc. (I)	511,700	5,070,947
Southwest Airlines Company	1,398,700	11,525,288

		16,596,235
Building Products - 0.5%
Fortune Brands Home & Security, Inc. (I)	168,900	3,727,623
Commercial Services & Supplies - 1.0%
Cintas Corp. (L)	194,200	7,597,104
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	156,104	4,019,678
Machinery - 1.2%
Ingersoll-Rand PLC (L)	200,600	8,294,810
WABCO Holdings, Inc. (I)	19,400	1,173,312

		9,468,122
Professional Services - 1.7%
Equifax, Inc.	59,900	2,651,174
Manpower, Inc.	227,300	10,767,201

		13,418,375
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (I)(L)	86,500	1,300,960

		80,804,223
Information Technology - 6.6%
Communications Equipment - 0.4%
Motorola Mobility Holdings, Inc. (I)	47,275	1,855,071
Tellabs, Inc. (L)	349,900	1,417,095

		3,272,166
Electronic Equipment, Instruments & Components - 1.6%
AVX Corp.	252,900	3,353,454
Molex, Inc., Class A	381,000	8,934,450

		12,287,904
Internet Software & Services - 0.5%
Equinix, Inc. (I)(L)	25,900	4,077,955
IT Services - 2.7%
Automatic Data Processing, Inc.	10,800	596,052
CoreLogic, Inc. (I)	403,800	6,590,016
Lender Processing Services, Inc.	361,800	9,406,800
Paychex, Inc. (L)	90,100	2,792,199

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
SAIC, Inc. (L)	144,100	$1,902,120

		21,287,187
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV (L)	79,683	3,995,306
Marvell Technology Group, Ltd. (I)	168,300	2,647,359
NVIDIA Corp. (I)	129,500	1,993,005

		8,635,670
Software - 0.3%
Electronic Arts, Inc. (I)	117,900	1,942,992

		51,503,874
Materials - 5.3%
Chemicals - 1.3%
Ecolab, Inc.	64,032	3,952,055
International Flavors & Fragrances, Inc. (L)	106,400	6,235,040

		10,187,095
Construction Materials - 1.0%
Vulcan Materials Company	180,707	7,721,610
Containers & Packaging - 0.8%
Packaging Corp. of America (L)	215,500	6,376,645
Metals & Mining - 1.6%
Agnico Eagle Mines, Ltd. (L)	158,700	5,297,406
AngloGold Ashanti, Ltd., ADR (L)	122,200	4,511,624
Franco-Nevada Corp.	70,200	3,018,575

		12,827,605
Paper & Forest Products - 0.6%
MeadWestvaco Corp.	138,900	4,387,851

		41,500,806
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications
Organization SA, ADR (L)	188,900	406,135
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc. (L)	353,336	8,179,728

		8,585,863
Utilities - 7.8%
Electric Utilities - 4.4%
American Electric Power Company, Inc.	138,600	5,347,188
Duke Energy Corp. (L)	114,100	2,397,241
FirstEnergy Corp. (L)	298,111	13,590,880
Pepco Holdings, Inc. (L)	134,500	2,540,705
Pinnacle West Capital Corp.	24,800	1,187,920
PPL Corp.	350,300	9,899,478

		34,963,412
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (I)	468,400	8,061,164
GenOn Energy, Inc. (I)	3,005,886	6,252,243
NRG Energy, Inc. (I)	204,500	3,204,515
The AES Corp. (I)	139,000	1,816,730

		19,334,652
Multi-Utilities - 0.9%
NiSource, Inc.	284,400	6,925,140

		61,223,204

TOTAL COMMON STOCKS (Cost $644,368,646)		$727,954,784

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.3%
Financials - 0.2%
Insurance - 0.2%
Assured Guaranty, Ltd., 8.500%	18,650	1,205,628
Utilities - 0.1%
Electric Utilities - 0.1%
PPL Corp., 9.500%	15,000	812,850

TOTAL PREFERRED SECURITIES (Cost $1,687,510)		$2,018,478

CONVERTIBLE BONDS - 0.6%
Financials - 0.1%
Janus Capital Group, Inc. 3.250%, 07/15/2014	$721,000	$766,063
Materials - 0.5%
Alcoa, Inc.	2,583,000	4,303,924

TOTAL CONVERTIBLE BONDS (Cost $5,218,134)		$5,069,987

SECURITIES LENDING COLLATERAL - 19.6%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	15,380,877	$153,941,044

TOTAL SECURITIES LENDING
COLLATERAL (Cost $153,933,984)		$153,941,044

SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	7,890,894	7,890,894
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	44,112,255	44,112,255

		52,003,149

TOTAL SHORT-TERM INVESTMENTS (Cost $52,003,149)		$52,003,149

Total Investments (Mid Value Trust)
(Cost $857,211,423) - 119.8%		$940,987,442
Other assets and liabilities, net - (19.8%)		(155,770,267)

TOTAL NET ASSETS - 100.0%		$785,217,175

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 42.9%
Bank of Nova Scotia 0.100%, 04/02/2012 *	$47,060,000	$47,059,878
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.150%,
04/03/2012 *	65,000,000	64,999,458
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.150%,
04/04/2012 *	100,000,000	99,998,750
Barclays U.S. Funding Corp. 0.130%,
04/04/2012 *	90,000,000	89,999,025
Barclays U.S. Funding Corp. 0.130%,
04/05/2012 *	75,000,000	74,998,917
Barclays U.S. Funding LLC 0.090%,
04/02/2012 *	575,000	574,998
Caisse Centrale Desjardins du Quebec 0.150%,
04/13/2012 *	20,000,000	19,999,000
Caterpillar Financial Services Corp. 0.130%,
04/18/2012 *	73,000,000	72,995,519
Caterpillar Financial Services Corp. 0.120%,
04/12/2012 *	33,424,000	33,422,774
Caterpillar Financial Services Corp. 0.110%,
04/25/2012 *	15,300,000	15,298,878

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
EI du Pont de Nemours & Company 0.140%,
04/23/2012 *	$22,612,000	$22,610,065
EI Du Pont de Nemours & Company 0.130%,
04/16/2012 *	40,000,000	39,997,833
EI du Pont de Nemours & Company 0.120%,
04/03/2012 *	50,000,000	49,999,667
EI du Pont de Nemours & Company 0.120%,
04/04/2012 *	50,000,000	49,999,500
EI du Pont de Nemours & Company 0.120%,
04/09/2012 *	4,900,000	4,899,869
Export Development Canada 0.120%,
06/07/2012 *	30,000,000	29,993,300
Google, Inc. 0.080%, 04/16/2012 *	67,500,000	67,497,750
Google, Inc. 0.070%, 04/11/2012 *	82,850,000	82,848,389
International Business Machines Corp.
0.080%, 04/03/2012 *	44,500,000	44,499,802
Johnson & Johnson 0.060%, 04/09/2012 *	102,599,000	102,597,632
National Australia Funding 0.310%,
09/27/2012 *	43,900,000	43,832,333
Nestle Capital Corp. 0.070%, 04/10/2012 *	140,000,000	139,997,550
Old Line Funding LLC 0.180%, 05/29/2012 *	32,765,000	32,755,498
Old Line Funding LLC 0.180%, 06/20/2012 *	85,000,000	84,966,000
Pfizer, Inc. 0.060%, 04/10/2012 *	50,000,000	49,999,250
Sigma-Aldrich Corp. 0.100%, 04/05/2012 *	27,750,000	27,749,692
The Coca-Cola Company 0.150%,
05/22/2012 *	30,000,000	29,993,625
The Coca-Cola Company 0.070%,
05/01/2012 *	24,960,000	24,958,544
The Procter & Gamble Company 0.080%,
04/02/2012 *	22,000,000	21,999,944
Unilever Capital Corp. 0.230%, 09/12/2012 *	34,050,000	34,014,323

TOTAL COMMERCIAL PAPER (Cost $1,504,557,763)		$1,504,557,763

CORPORATE INTEREST-BEARING OBLIGATIONS - 3.0%
General Electric Capital Corp. 5.250%,
10/19/2012 *	32,367,000	33,166,227
JPMorgan Chase & Company 5.375%,
10/01/2012 *	72,030,000	73,718,248

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $106,884,475)		$106,884,475

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 37.3%
U.S. Government - 15.6%
U.S. Treasury Bill
0.045%, 06/07/2012 *	80,000,000	79,993,300
0.075%, 04/12/2012 *	100,000,000	99,997,708
0.078%, 08/02/2012 *	50,000,000	49,986,760
0.085%, 04/19/2012 *	14,000,000	13,999,405
0.098%, 01/10/2013*	37,000,000	36,971,540
0.108%, 01/10/2013*	75,000,000	74,936,396
0.113%, 01/10/2013 *	25,000,000	24,977,813
0.130%, 08/30/2012 to 10/18/2012 *	65,000,000	64,958,364
0.188%, 06/28/2012 *	25,000,000	24,988,542
U.S. Treasury Notes 1.375%, 09/15/2012 *	75,000,000	75,417,206
U.S. Government Agency - 21.7%
Citigroup Funding, Inc.
0.691%, 04/30/2012 (J)(P)*	75,000,000	75,000,000
0.883%, 04/30/2012 (J)(P)*	55,420,000	55,420,000
1.875%, 10/22/2012 (J)*	5,450,000	5,499,181
2.250%, 12/10/2012 (J)*	21,250,000	21,557,292
Citigroup, Inc. 2.125%, 04/30/2012 (J)*	31,485,000	31,534,777
Federal Home Loan Bank
0.070%, 04/11/2012 to 04/13/2012 *	65,653,000	65,651,574
0.075%, 04/09/2012 *	167,370,000	167,367,211

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
0.080%, 04/11/2012*	$127,885,000	$127,882,158
0.090%, 04/16/2012 *	33,700,000	33,698,736
Federal Home Loan Mortgage Corp.
0.050%, 04/17/2012 *	60,000,000	59,998,667
0.065%, 04/09/2012 *	31,903,000	31,902,539
0.080%, 04/16/2012 *	20,390,000	20,389,320
0.270%, 10/12/2012 (P)*	7,000,000	7,000,752
0.625%, 12/28/2012 *	23,350,000	23,430,029
2.125%, 09/21/2012 *	13,636,000	13,758,253
4.125%, 12/21/2012 *	8,640,000	8,887,330
Federal National Mortgage Association
0.500%, 10/30/2012 *	5,000,000	5,007,417
JPMorgan Chase & Company
2.125%, 06/22/2012 (J)*	9,000,000	9,039,157

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,309,251,427)		$1,309,251,427

FOREIGN GOVERNMENT
OBLIGATIONS - 0.5%
Province of Ontario, Canada
5.125%, 07/17/2012 *	15,700,000	15,918,352
4.950%, 06/01/2012 *	2,000,000	2,015,569

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $17,933,921)		$17,933,921

CERTIFICATE OF DEPOSIT - 16.6%
Bank of Montreal 0.371%, 10/03/2012 (P)*	75,000,000	75,000,000
Bank of Nova Scotia 0.530%, 10/12/2012 (P)*	90,000,000	90,000,000
Canadian Imperial Bank of Commerce
0.582%, 10/17/2012 (P)*	53,000,000	53,000,000
National Bank of Canada
0.600%, 10/12/2012 (P)*	90,000,000	90,000,000
Royal Bank of Canada
0.770%, 11/28/2012 *	75,000,000	75,000,000
0.570%, 10/05/2012 (P)*	100,000,000	100,000,000
Toronto-Dominion Bank
0.341%, 11/05/2012 (P)*	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $583,000,000)		$583,000,000

Total Investments (Money Market Trust)
(Cost $3,521,627,586) - 100.3%		$3,521,627,586
Other assets and liabilities, net - (0.3%)		(10,913,688)

TOTAL NET ASSETS - 100.0%		$3,510,713,898

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 38.4%
Bank of Nova Scotia 0.100%, 04/02/2012 *	$12,000,000	$11,999,964
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.160%,
04/02/2012 *	27,000,000	26,999,871
Barclays U.S. Funding Corp. 0.130%,
04/04/2012 *	27,000,000	26,999,708
Cargill Global Funding PLC 0.080%,
04/09/2012 *	8,000,000	7,999,858
Colgate-Palmolive Company 0.070%,
04/09/2012 *	13,314,000	13,313,793

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
EI du Pont de Nemours & Company 0.140%,
04/24/2012 *	$500,000	$499,955
EI du Pont de Nemours & Company 0.120%,
04/10/2012 *	25,703,000	25,702,098
Google, Inc. 0.100%, 04/19/2012 *	14,742,000	14,741,263
Jupiter Securitization Company LLC 0.150%,
04/26/2012 *	26,000,000	25,997,292
Nestle Capital Corp. 0.070%, 04/10/2012 *	20,000,000	19,999,634
Novartis Finance Corp. 0.130%, 04/04/2012 *	6,500,000	6,499,930
Old Line Funding LLC 0.180%, 06/20/2012 *	15,000,000	14,994,000
PepsiCo, Inc. 0.070%, 05/01/2012 *	5,000,000	4,999,708
Sigma-Aldrich Corp. 0.100%, 04/04/2012	5,750,000	5,749,952
Toyota Motor Credit Corp. 0.350%,
11/08/2012 *	15,615,000	15,581,435

TOTAL COMMERCIAL PAPER (Cost $222,078,634)		$222,078,461

CORPORATE INTEREST-BEARING OBLIGATIONS - 4.5%
General Electric Capital Corp. 5.250%,
10/19/2012 *	4,735,000	4,851,920
JPMorgan Chase & Company 5.375%,
10/01/2012 *	11,052,000	11,311,118
Royal Bank of Canada 0.770%, 11/28/2012 *	10,000,000	10,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $26,163,038)		$26,163,038

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 39.6%
U.S. Government - 18.4%
U.S. Treasury Bill
0.045%, 06/07/2012 *	15,000,000	14,998,744
0.075%, 04/12/2012 to 08/02/2012 *	27,000,000	26,997,688
0.097%, 01/10/2013*	3,000,000	2,997,692
0.107%, 01/10/2013*	15,000,000	14,987,278
0.112%, 01/10/2013 *	5,000,000	4,995,558
0.130%, 08/30/2012 to 10/18/2012 *	15,000,000	14,990,936
0.162%, 06/28/2012 *	15,000,000	14,994,042
0.205%, 05/03/2012 *	1,000,000	999,818
U.S. Treasury Notes 1.375%, 09/15/2012 *	10,000,000	10,055,627
U.S. Government Agency - 21.2%
Citigroup Funding, Inc.
0.691%, 04/30/2012 (J)(P)*	15,000,000	15,000,000
1.875%, 10/22/2012 (J)*	1,000,000	1,009,024
2.250%, 12/10/2012 (J)*	3,333,000	3,381,198
Federal Home Loan Bank
0.075%, 04/09/2012 *	29,980,000	29,979,483
0.080%, 04/11/2012 *	12,115,000	12,114,731
0.085%, 04/13/2012 *	12,691,000	12,690,860
Federal Home Loan Bank Discount Notes
0.040%, 04/27/2012 *	23,467,000	23,466,301
0.075%, 04/11/2012*	7,770,000	7,769,833
Federal Home Loan Mortgage Corp.
0.065%, 04/09/2012 *	10,200,000	10,199,853
0.625%, 12/28/2012 *	3,678,000	3,690,606
4.125%, 12/21/2012 *	1,360,000	1,398,932
Federal Home Loan Mortgage Corp. Discount
Notes 0.270%, 10/12/2012 (P)*	1,000,000	1,000,107
JPMorgan Chase & Company
2.125%, 06/22/2012 (J)*	1,000,000	1,004,351

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $228,722,489)		$228,722,662

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Province of Ontario, Canada
5.125%, 07/17/2012 *	$2,800,000	$2,838,942
4.950%, 06/01/2012 *	500,000	503,892

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,342,834)		$3,342,834

CERTIFICATE OF DEPOSIT - 15.1%
Bank of Montreal 0.373%, 10/03/2012 (P)*	15,000,000	15,000,000
Bank of Nova Scotia 0.530%, 10/12/2012 (P)*	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.582%, 10/17/2012 (P)*	7,000,000	7,000,000
National Bank of Canada
0.600%, 10/12/2012 (P)*	15,000,000	15,000,000
Royal Bank of Canada
0.570%, 10/05/2012 (P)*	15,000,000	15,000,000
Toronto-Dominion Bank
0.343%, 11/05/2012 (P)*	20,000,000	20,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $87,000,000)		$87,000,000

Total Investments (Money Market Trust B)
(Cost $567,306,995) - 98.2%		$567,306,995
Other assets and liabilities, net - 1.8%		10,546,386

TOTAL NET ASSETS - 100.0%		$577,853,381

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.9%
Consumer Discretionary - 7.8%
Automobiles - 0.8%
General Motors Company (I)	199,110	$5,107,164
Leisure Equipment & Products - 0.6%
Mattel, Inc.	122,492	4,123,081
Media - 5.7%
British Sky Broadcasting Group PLC	469,964	5,078,953
CBS Corp., Class B	3,571	121,093
Comcast Corp., Special Class A	37,717	1,113,029
News Corp., Class A	259,342	5,106,444
News Corp., Class B	160,784	3,212,464
Reed Elsevier PLC	280,293	2,483,475
Time Warner Cable, Inc.	129,653	10,566,720
Viacom, Inc., Class B	187,970	8,921,056

		36,603,234
Multiline Retail - 0.7%
Kohl’s Corp. (L)	84,260	4,215,528

		50,049,007
Consumer Staples - 19.7%
Beverages - 3.6%
Coca-Cola Enterprises, Inc.	135,677	3,880,362
Dr. Pepper Snapple Group, Inc. (L)	144,078	5,793,376
PepsiCo, Inc.	72,292	4,796,574
Pernod-Ricard SA	84,901	8,875,976

		23,346,288
Food & Staples Retailing - 4.5%
CVS Caremark Corp.	352,478	15,791,014
The Kroger Company	337,164	8,169,484

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	76,144	$4,660,013

		28,620,511
Food Products - 3.2%
General Mills, Inc.	154,041	6,076,917
Kraft Foods, Inc., Class A	370,285	14,074,533

		20,151,450
Tobacco - 8.4%
Altria Group, Inc. (L)	339,306	10,474,376
British American Tobacco PLC	356,510	18,004,012
Imperial Tobacco Group PLC	268,060	10,867,785
Lorillard, Inc.	46,590	6,032,473
Philip Morris International, Inc.	56,474	5,004,161
Reynolds American, Inc.	79,916	3,311,719

		53,694,526

		125,812,775
Energy - 10.4%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	101,322	4,249,445
Ensco International PLC, ADR	50,628	2,679,740
Exterran Holdings, Inc. (I)	43,814	577,907
Transocean, Ltd. (I)(L)	131,110	7,171,717

		14,678,809
Oil, Gas & Consumable Fuels - 8.1%
Apache Corp. (L)	75,840	7,617,370
BP PLC	486,880	3,636,509
CONSOL Energy, Inc.	94,229	3,213,209
El Paso Corp.	7,637	225,673
Marathon Oil Corp.	389,653	12,352,000
Marathon Petroleum Corp.	109,879	4,764,353
Murphy Oil Corp.	78,070	4,392,999
Royal Dutch Shell PLC, A Shares	295,869	10,367,137
The Williams Companies, Inc.	137,986	4,251,349
WPX Energy, Inc. (I)	54,372	979,240

		51,799,839

		66,478,648
Financials - 14.1%
Capital Markets - 1.6%
Morgan Stanley	330,472	6,490,470
UBS AG (I)	252,743	3,544,332

		10,034,802
Commercial Banks - 3.3%
Bond Street Holdings LLC, Class A (I)(S)	60,504	1,089,072
CIT Group, Inc. (I)	57,512	2,371,795
Guaranty Bancorp (I)	21,927	43,635
KB Financial Group, Inc.	45,036	1,645,471
PNC Financial Services Group, Inc.	171,344	11,049,975
Wells Fargo & Company	137,650	4,699,371

		20,899,319
Diversified Financial Services - 1.9%
AET&D Holdings No 1, Ltd.	534,996	1
Cerberus Investors I LLC	769,350	92,322
Cerberus Investors II LLC	769,343	92,321
Cerberus Investors III LLC	384,701	46,164
Citigroup, Inc.	144,315	5,274,713
Deutsche Boerse AG	53,747	3,618,858
NYSE Euronext	98,595	2,958,836

		12,083,215

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 6.0%
ACE, Ltd.	115,542	$8,457,674
Alleghany Corp. (I)	9,004	2,963,216
American International Group, Inc. (I)	232,940	7,181,540
CNO Financial Group, Inc. (I)	140,706	1,094,693
MetLife, Inc.	115,990	4,332,227
White Mountains Insurance Group, Ltd. (L)	20,381	10,225,555
Zurich Financial Services AG (I)	15,769	4,239,853

		38,494,758
Real Estate Investment Trusts - 0.8%
Alexander’s, Inc.	13,593	5,354,011
Real Estate Management & Development - 0.5%
Canary Wharf Group PLC (I)	555,649	2,086,510
Forestar Group, Inc. (I)(L)	64,569	993,717

		3,080,227

		89,946,332
Health Care - 13.4%
Biotechnology - 1.3%
Amgen, Inc.	121,536	8,263,233
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (I)	684,504	4,093,334
Medtronic, Inc.	232,715	9,120,101

		13,213,435
Health Care Providers & Services - 3.1%
CIGNA Corp.	92,192	4,540,456
Community Health Systems, Inc. (I)(L)	58,797	1,307,645
Coventry Health Care, Inc.	138,847	4,938,788
Tenet Healthcare Corp. (I)(L)	822,695	4,368,510
UnitedHealth Group, Inc.	81,546	4,806,321

		19,961,720
Pharmaceuticals - 6.9%
Eli Lilly & Company	185,278	7,461,145
Hospira, Inc. (I)(L)	80,603	3,013,746
Merck & Company, Inc.	440,710	16,923,264
Pfizer, Inc.	573,455	12,994,490
Teva Pharmaceutical Industries, Ltd., ADR	88,990	4,009,889

		44,402,534

		85,840,922
Industrials - 5.9%
Aerospace & Defense - 2.4%
GenCorp, Inc. (I)(L)	92,209	654,684
Goodrich Corp.	27,280	3,422,003
Huntington Ingalls Industries, Inc. (I)	100,004	4,024,161
Raytheon Company	137,785	7,272,292

		15,373,140
Air Freight & Logistics - 0.2%
PostNL NV	153,448	946,763
TNT Express NV	30,120	372,455

		1,319,218
Building Products - 0.9%
Owens Corning, Inc. (I)	164,695	5,933,961
Industrial Conglomerates - 0.0%
Orkla ASA	8,753	69,232
Machinery - 1.3%
Federal Signal Corp. (I)	140,014	778,478
Oshkosh Corp. (I)	120,640	2,795,229
Stanley Black & Decker, Inc.	57,457	4,421,891

		7,995,598

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine - 1.1%
A P Moller Maersk A/S, Series A	900	$6,965,020

		37,656,169
Information Technology - 8.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	409,500	8,660,925
Motorola Mobility Holdings, Inc. (I)	76,460	3,000,290

		11,661,215
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity, Ltd.	166,850	6,131,738
Internet Software & Services - 0.8%
Google, Inc., Class A (I)	7,682	4,926,006
Office Electronics - 1.4%
Xerox Corp.	1,111,434	8,980,387
Software - 3.6%
Microsoft Corp.	489,606	15,789,794
Nintendo Company, Ltd.	13,665	2,069,910
Symantec Corp. (I)	292,910	5,477,417

		23,337,121

		55,036,467
Materials - 3.9%
Chemicals - 0.8%
Linde AG	27,297	4,898,261
Metals & Mining - 0.7%
ThyssenKrupp AG	183,944	4,578,841
Paper & Forest Products - 2.4%
Domtar Corp.	25,220	2,405,484
International Paper Company	281,916	9,895,252
MeadWestvaco Corp.	108,391	3,424,072

		15,724,808

		25,201,910
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.1%
Cable & Wireless Communications PLC	2,049,011	1,057,710
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC	4,122,768	11,383,494

		12,441,204
Utilities - 3.2%
Electric Utilities - 2.2%
E.ON AG	237,101	5,679,015
Entergy Corp.	39,973	2,686,186
Exelon Corp.	139,455	5,468,031

		13,833,232
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (I)	223,289	3,498,939
Multi-Utilities - 0.5%
GDF Suez	116,226	3,000,522

		20,332,693

TOTAL COMMON STOCKS (Cost $497,240,517)		$568,796,127

CORPORATE BONDS - 1.4%
Consumer Discretionary - 0.2%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$343,000	$308,700
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	1,404,000	1,038,960

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	$1,180,000	$0

		1,347,660
Consumer Staples - 0.1%
Rite Aid Corp.
9.375%, 12/15/2015	841,000	864,128
Financials - 0.3%
Capmark Financial Group, Inc.
9.000%, 09/30/2015 (P)	731,294	736,779
Realogy Corp.
7.875%, 02/15/2019 (S)	611,000	611,000
9.000%, 01/15/2020 (S)	270,000	278,100
11.500%, 04/15/2017	437,000	411,873

		2,037,752
Utilities - 0.8%
Energy Future Intermediate Holding
Company LLC
11.750%, 03/01/2022 (S)	873,000	892,643
NRG Energy, Inc.
7.375%, 01/15/2017	1,065,000	1,107,600
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	2,693,520
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,116,000	255,285

		4,949,048

TOTAL CORPORATE BONDS (Cost $11,067,797)		$9,198,588

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
iStar Financial, Inc.
0.968%, 10/01/2012 (P)	$2,181,000	$2,137,380

TOTAL CONVERTIBLE BONDS (Cost $2,074,895)		$2,137,380

TERM LOANS (M) - 2.5%
Consumer Discretionary - 0.9%
Clear Channel Communications, Inc.
3.891%, 01/28/2016	3,843,559	3,110,400
3.891%, 01/28/2016	766,135	593,755
3.891%, 01/29/2016	654,537	518,175
Tribune Company
- 06/04/2014 (H)	340,000	221,638
- 06/04/2014 (H)	2,154,000	1,414,640

		5,858,608
Financials - 1.0%
iStar Financial, Inc.
5.000%, 06/28/2013	280,495	279,958
7.000%, 03/15/2017	390,000	390,163
7.000%, 06/30/2014	230,000	229,212
14.000%, 03/15/2016	130,000	127,942
Realogy Corp.
0.500%, 04/08/2016	604,143	507,228
4.526%, 10/10/2016	307,321	285,212
4.770%, 10/10/2016	4,075,658	3,782,439
13.500%, 10/15/2017	657,000	674,129

		6,276,283

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities - 0.6%
Texas Competitive Electric Holdings
Company LLC
4.743%, 10/10/2017	$7,466,240	$4,139,097

TOTAL TERM LOANS (Cost $18,665,052)		$16,273,988

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,323,698	$13,248,359

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,247,833)		$13,248,359

SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 1.3%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $8,300,007 on 04/02/2012,
collateralized by $8,010,000 U.S. Treasury
Notes, 2.375% due 02/28/2015 (valued at
$8,469,678 including interest)	$8,300,000	$8,300,000
U.S. Government - 4.1%
U.S. Treasury Bill
0.010%, 05/10/2012 *	3,000,000	2,999,874
0.050%, 07/12/2012 *	2,000,000	1,999,580
0.055%, 06/28/2012 *	3,000,000	2,999,493
0.080%, 04/12/2012 *	6,000,000	5,999,952
0.095%, 04/19/2012 *	4,000,000	3,999,924
0.105%, 08/09/2012 *	5,000,000	4,998,120
0.106%, 07/05/2012 *	3,000,000	2,999,433

		25,996,376

TOTAL SHORT-TERM INVESTMENTS (Cost $34,296,103)		$34,296,376

Total Investments (Mutual Shares Trust)
(Cost $576,592,197) - 100.6%		$643,950,818
Other assets and liabilities, net - (0.6%)		(3,786,936)

TOTAL NET ASSETS - 100.0%		$640,163,882

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Energy - 60.3%
Energy Equipment & Services - 11.0%
Baker Hughes, Inc.	104,800	$4,395,312
Cameron International Corp. (I)	45,700	2,414,331
Dril-Quip, Inc. (I)(L)	32,800	2,132,656
National Oilwell Varco, Inc. (L)	39,000	3,099,330
Noble Corp. (I)(L)	82,000	3,072,540
Schlumberger, Ltd.	85,700	5,993,001
Tidewater, Inc. (L)	44,000	2,376,880

		23,484,050
Oil, Gas & Consumable Fuels - 49.3%
Alpha Natural Resources, Inc. (I)	168,800	2,567,448
BG Group PLC	398,755	9,250,592
BP PLC, ADR	111,873	5,034,285
Canadian Natural Resources, Ltd.	75,039	2,487,132
Chesapeake Energy Corp. (L)	162,736	3,770,593
Chevron Corp. (L)	77,280	8,287,507
ConocoPhillips	88,600	6,734,486

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc. (L)	80,942	$2,760,122
Encana Corp. (L)	211,408	4,152,071
EOG Resources, Inc.	41,435	4,603,429
Imperial Oil, Ltd.	128,700	5,841,693
Marathon Petroleum Corp.	75,500	3,273,680
Occidental Petroleum Corp.	24,400	2,323,612
Oil Search, Ltd.	490,500	3,544,063
Peabody Energy Corp.	80,100	2,319,696
Petroleo Brasileiro SA, ADR	212,204	5,636,138
Pioneer Natural Resources Company (L)	32,600	3,637,834
Reliance Industries, Ltd.	163,191	2,394,505
Reliance Industries, Ltd., GDR (S)	36,230	1,055,125
Reliance Industries, Ltd., GDR
(London Exchange) (S)	5,128	149,481
Sasol, Ltd.	74,900	3,643,136
Southwestern Energy Company (I)	97,600	2,986,560
Statoil ASA, ADR (L)	185,200	5,020,772
Suncor Energy, Inc.	153,556	5,017,184
Tesoro Corp. (I)(L)	120,200	3,226,168
Ultra Petroleum Corp. (I)(L)	147,900	3,346,977
Whiting Petroleum Corp. (I)	39,700	2,155,710

		105,219,999

		128,704,049
Industrials - 1.5%
Industrial Conglomerates - 1.5%
Beijing Enterprises Holdings, Ltd.	551,253	3,346,601
Materials - 34.6%
Chemicals - 2.7%
LyondellBasell Industries NV, Class A	71,900	3,138,435
The Mosaic Company	47,500	2,626,275

		5,764,710
Construction Materials - 1.6%
CRH PLC (London Exchange)	161,246	3,309,333
Metals & Mining - 30.3%
Alumina, Ltd.	2,984,508	3,820,190
Anglo Platinum, Ltd.	37,427	2,609,513
AngloGold Ashanti, Ltd., ADR (L)	55,165	2,036,692
ArcelorMittal (L)	181,200	3,466,356
Barrick Gold Corp.	47,900	2,081,774
BHP Billiton PLC	233,724	7,156,767
Compania de Minas Buenaventura SA, ADR	88,900	3,583,559
First Quantum Minerals, Ltd.	283,900	5,413,583
Fortescue Metals Group, Ltd.	525,696	3,166,282
Freeport-McMoRan Copper & Gold, Inc.	134,300	5,108,772
Glencore International PLC (L)	564,380	3,520,555
Goldcorp, Inc.	72,200	3,254,411
Kinross Gold Corp.	352,000	3,446,080
Mongolian Mining Corp. (I)	3,724,500	3,550,729
Teck Resources, Ltd., Class B	98,526	3,513,437
Vale SA (Preference A Shares), ADR (L)	127,564	2,894,427
Vedanta Resources PLC (L)	214,539	4,209,545
Walter Energy, Inc.	31,000	1,835,510

		64,668,182
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(L)	276,300	94,978

		73,837,203

TOTAL COMMON STOCKS (Cost $220,297,239)		$205,887,853

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.8%
NMDC, Ltd. (Expiration date: 03/25/2015,
Strike Price: INR 0.00001) (I)	551,053	1,741,477

TOTAL WARRANTS (Cost $3,646,865)		$1,741,477

SECURITIES LENDING COLLATERAL - 17.4%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,699,928	37,031,103

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,029,982)		$37,031,103

SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreement - 2.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.100% to
be repurchased at $5,500,046 on
04/02/2012, collateralized by $5,587,940
Government National Mortgage Association,
5.000% - 6.000% due 02/15/2038 -
01/15/2039 (valued at $5,610,000,
including interest)	$5,500,000	$5,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,000)		$5,500,000

Total Investments (Natural Resources Trust)
(Cost $266,474,086) - 117.2%		$250,160,433
Other assets and liabilities, net - (17.2%)		(36,641,942)

TOTAL NET ASSETS - 100.0%		$213,518,491

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.8%
U.S. Government - 15.6%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	$27,303,305	$28,734,598
U.S. Treasury Bonds
2.625%, 04/30/2016	20,625,000	22,112,248
4.625%, 02/15/2040	63,430,000	78,950,560
6.750%, 08/15/2026	5,665,000	8,355,875
U.S. Treasury Notes
0.875%, 02/28/2017	11,760,000	11,674,552
1.250%, 03/15/2014	45,335,000	46,124,826
1.750%, 08/15/2012	165,455,000	166,437,472
2.125%, 08/15/2021	55,590,000	55,520,513
2.250%, 05/31/2014	25,575,000	26,598,000
2.625%, 08/15/2020	4,810,000	5,068,913
U.S. Treasury Strips, PO
3.404%, 05/15/2021	220,000	179,321

		449,756,878
U.S. Government Agency - 35.2%
Federal Home Loan Bank
4.500%, 11/15/2012	825,000	846,553
5.250%, 06/18/2014	510,000	563,919
Federal Home Loan Mortgage Corp.
2.370%, 01/01/2036 (P)	137,545	145,173
2.475%, 07/01/2035 (P)	26,746	28,502
2.476%, 07/01/2035 (P)	48,817	52,021
2.483%, 10/01/2036 (P)	234,581	249,975
2.535%, 09/01/2032 (P)	2,608	2,779
2.705%, 01/01/2037 (P)	48,597	51,545

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.754%, 02/01/2035 (P)	$89,774	$95,666
2.780%, 02/01/2037 (P)	107,393	114,085
2.887%, 02/01/2037 (P)	259,016	274,472
3.053%, 06/01/2037 (P)	318,741	335,347
3.079%, 02/01/2037 (P)	42,286	45,061
3.500%, 02/01/2042	14,926,576	15,306,310
4.000%, 06/01/2026 to 10/01/2041	32,113,256	33,635,292
4.500%, 11/01/2018 to 12/01/2040	52,181,919	55,341,247
4.572%, 06/01/2038 (P)	88,229	94,019
4.684%, 07/01/2038 (P)	124,391	131,484
4.986%, 11/01/2035 (P)	49,766	53,031
5.000%, 10/01/2018 to 08/01/2040	35,638,921	38,415,489
5.060%, 03/01/2036 (P)	151,660	161,613
5.087%, 09/01/2035 (P)	55,717	58,916
5.125%, 07/15/2012	2,180,000	2,211,645
5.279%, 04/01/2037 (P)	184,380	193,846
5.344%, 02/01/2038 (P)	174,973	186,456
5.367%, 05/01/2037 (P)	58,647	62,029
5.424%, 01/01/2036 (P)	4,944	5,268
5.500%, 03/01/2018 to 12/01/2039	1,398,723	1,518,000
5.930%, 12/01/2036 (P)	153,795	165,149
5.983%, 10/01/2036 (P)	220,366	239,751
6.000%, 03/01/2014 to 08/01/2038	1,681,024	1,858,115
6.058%, 11/01/2036 (P)	98,082	105,446
6.084%, 10/01/2036 (P)	194,851	211,991
6.260%, 08/01/2036 (P)	134,778	145,020
6.500%, 05/01/2017 to 03/01/2037	694,456	780,994
7.000%, 02/01/2024 to 06/01/2032	11,887	13,492
7.500%, 05/01/2024 to 06/01/2024	2,073	2,381
10.500%, 05/01/2019	101	116
Federal National Mortgage Association
1.889%, 10/01/2033 (P)	50,760	52,876
2.343%, 07/01/2035 (P)	41,553	44,280
2.406%, 07/01/2036 (P)	296,946	316,433
2.418%, 11/01/2035 (P)	85,037	90,618
2.490%, 08/01/2036 (P)	152,560	162,572
2.541%, 07/01/2027 (P)	701	719
2.775%, 01/01/2037 (P)	81,012	85,732
2.896%, 12/01/2036 (P)	108,082	115,175
3.000%, 02/01/2027 to 04/01/2027	22,653,224	23,475,689
3.500%, 11/01/2025 to 04/01/2042	34,370,595	35,875,938
3.875%, 07/12/2013	2,155,000	2,254,682
4.000%, 06/01/2025 to 02/01/2042	140,603,543	147,955,276
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,295,978
4.500%, 05/01/2019 to 12/01/2041	162,364,049	172,815,152
4.625%, 10/15/2014	660,000	728,002
4.683%, 09/01/2035 (P)	214,821	227,030
4.789%, 05/01/2038 (P)	84,917	90,490
4.857%, 04/01/2038 (P)	99,836	106,388
4.866%, 05/01/2038 (P)	225,608	240,413
4.868%, 05/01/2038 (P)	228,399	243,388
4.875%, 12/15/2016	350,000	410,427
4.922%, 08/01/2038 (P)	84,277	89,590
5.000%, 03/01/2018 to 07/01/2041	125,339,206	135,855,343
5.249%, 12/01/2035 (P)	53,508	57,020
5.267%, 12/01/2035 (P)	10,636	11,334
5.298%, 12/01/2035 (P)	19,166	20,383
5.422%, 06/01/2037 (P)	73,077	77,748
5.446%, 12/01/2035 (P)	14,289	15,213
5.490%, 09/01/2037 (P)	38,508	40,816
5.500%, 07/01/2013 to 05/01/2040	119,078,052	130,138,483
5.547%, 01/01/2019 (P)	433	467
5.730%, 08/01/2037 (P)	66,546	69,921

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.988%, 09/01/2036 (P)		$84,305	$91,721
6.000%, 09/01/2017 to 04/01/2040		89,535,697	98,797,094
6.500%, 06/01/2013 to 01/01/2039		14,542,890	16,269,081
7.000%, 12/01/2029 to 04/01/2037		17,068	19,396
Government National
Mortgage Association
3.500%, 12/20/2041 to 02/20/2042		21,696,644	22,649,490
4.000%, 02/15/2041		848,847	913,758
4.500%, 01/15/2019 to 11/20/2040		17,608,101	19,192,364
5.000%, 01/15/2019 to 05/20/2040		9,341,395	10,315,934
5.500%, 02/15/2029 to 12/20/2039		17,575,352	19,621,941
6.000%, 05/15/2013 to 07/20/2039		13,256,234	14,881,236
6.500%, 12/15/2014 to 09/15/2038		3,757,955	4,296,950
7.000%, 04/15/2017 to 10/20/2036		1,375,833	1,580,165
9.250%, 10/15/2016 to 12/15/2019		3,169	3,627
9.750%, 07/15/2017 to 02/15/2021		2,971	3,510
10.250%, 11/15/2020		1,633	1,966
11.750%, 08/15/2013		402	422
12.000%, 12/15/2012		27	28
12.250%, 03/15/2014 to 06/20/2015		373	407
12.750%, 12/20/2013 to 11/20/2014		521	573

			1,015,305,437

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,442,723,860)			$1,465,062,315

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Bermuda - 0.0%
Government of Bermuda
5.603%, 07/20/2020 (S)		1,000,000	1,132,500
Brazil - 0.8%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,132,000
5.625%, 01/07/2041		2,250,000	2,593,125
6.000%, 05/15/2015 to 05/15/2017	BRL	8,316,000	10,497,876
Notas do Tesouro Nacional
10.000%, 01/01/2017 to 01/01/2023		17,330,000	9,111,671

			23,334,672
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020		$1,820,000	1,956,500
Mexico - 0.9%
Government of Mexico
2.500%, 12/10/2020	MXN	114,635,978	8,946,208
5.625%, 01/15/2017		$4,100,000	4,741,650
8.500%, 11/18/2038	MXN	148,895,000	12,984,129

			26,671,987
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$350,000	376,205
Poland - 0.1%
Republic of Poland
3.875%, 07/16/2015		2,190,000	2,301,033
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	4,142,225
6.500%, 06/02/2014		1,360,000	1,506,200

			5,648,425

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Sweden - 0.1%
Svensk Exportkredit AB
5.125%, 03/01/2017	$2,420,000	$2,749,609

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $61,205,373)		$64,170,931

CORPORATE BONDS - 29.4%
Consumer Discretionary - 3.0%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)	1,175,000	1,236,688
Advance Auto Parts, Inc.
5.750%, 05/01/2020	2,005,000	2,234,340
Ameristar Casinos, Inc.
7.500%, 04/15/2021	1,000,000	1,048,750
Banque PSA Finance
4.375%, 04/04/2016 (S)	3,705,000	3,684,604
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	590,000	798,314
Comcast Corp.
6.950%, 08/15/2037	3,680,000	4,646,147
COX Communications, Inc.
8.375%, 03/01/2039 (S)	2,615,000	3,671,826
DIRECTV Holdings LLC
2.400%, 03/15/2017 (S)	3,415,000	3,383,913
3.550%, 03/15/2015	830,000	876,506
5.875%, 10/01/2019	1,750,000	2,000,380
Ford Motor Credit Company LLC
3.875%, 01/15/2015	2,870,000	2,898,017
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,400,000	1,494,909
Grupo Televisa SAB
6.625%, 01/15/2040	1,865,000	2,099,966
Hyatt Hotels Corp.
3.875%, 08/15/2016	4,495,000	4,683,628
5.750%, 08/15/2015 (S)	4,020,000	4,417,582
Interpublic Group of Companies, Inc.
4.000%, 03/15/2022	2,365,000	2,314,890
Kohl’s Corp.
4.000%, 11/01/2021	1,305,000	1,345,732
Marriott International, Inc.
3.000%, 03/01/2019	1,970,000	1,936,943
NBCUniversal Media LLC
5.150%, 04/30/2020	7,075,000	8,004,839
News America, Inc.
4.500%, 02/15/2021	1,880,000	2,003,975
6.150%, 03/01/2037	3,620,000	4,035,058
6.400%, 12/15/2035	1,795,000	2,029,540
7.850%, 03/01/2039	190,000	230,941
Nielsen Finance LLC
11.500%, 05/01/2016	146,000	168,265
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	3,970,000	4,241,631
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	618,481
6.250%, 07/15/2019	4,850,000	5,658,636
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	439,000
Speedway Motorsports, Inc.
8.750%, 06/01/2016	200,000	219,000
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	3,027,858
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	2,250,000	2,576,250

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc.
5.500%, 09/01/2041	$3,700,000	$3,863,806
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017 (S)	500,000	540,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,794,630
WPP Finance 2010
4.750%, 11/21/2021 (S)	1,995,000	2,085,429

		86,310,474
Consumer Staples - 1.2%
Altria Group, Inc.
4.125%, 09/11/2015	3,475,000	3,790,832
4.750%, 05/05/2021	4,490,000	4,824,662
9.250%, 08/06/2019	1,280,000	1,720,767
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	970,053
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,465,995
8.500%, 06/15/2019	1,365,000	1,667,005
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	605,206
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,529,732
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021	1,415,000	1,400,744
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,830,000	1,855,567
Philip Morris International, Inc.
1.625%, 03/20/2017	2,020,000	2,010,239
4.375%, 11/15/2041	2,170,000	2,103,659
Reynolds American, Inc.
7.625%, 06/01/2016	1,125,000	1,349,984
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	2,085,000	2,110,679
Safeway, Inc.
3.400%, 12/01/2016	2,225,000	2,306,831
The Kroger Company
5.400%, 07/15/2040	1,715,000	1,830,569
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,398,595

		35,941,119
Energy - 4.6%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	4,160,000	4,941,822
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)	675,000	695,250
Apache Corp.
5.100%, 09/01/2040	795,000	865,098
Bill Barrett Corp.
9.875%, 07/15/2016	1,050,000	1,155,000
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	350,745
5.750%, 09/15/2019	415,000	450,979
BP Capital Markets PLC
3.125%, 10/01/2015	2,800,000	2,959,510
Buckeye Partners LP
4.875%, 02/01/2021	2,305,000	2,397,394
5.500%, 08/15/2019	2,465,000	2,654,231
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	285,082
6.250%, 03/15/2038	4,125,000	5,025,248
6.450%, 06/30/2033	65,000	78,259

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041	$1,035,000	$1,174,595
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	133,481
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	547,500
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	827,498
DCP Midstream Operating LP
3.250%, 10/01/2015	1,085,000	1,088,595
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	240,796
5.700%, 10/15/2039	1,880,000	2,086,439
5.875%, 05/01/2019	200,000	231,257
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	108,144
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	515,914
5.500%, 09/15/2040	1,645,000	1,739,589
Energy Transfer Partners LP
5.200%, 02/01/2022	1,780,000	1,861,456
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,765,565
5.950%, 02/01/2041	2,755,000	3,059,871
7.550%, 04/15/2038	520,000	664,530
EQT Corp.
4.875%, 11/15/2021	4,800,000	4,855,589
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,564,768
7.288%, 08/16/2037	140,000	158,743
8.625%, 04/28/2034	2,365,000	2,978,765
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,655,015
7.875%, 10/01/2029	1,724,000	2,289,174
8.125%, 02/15/2019	290,000	374,410
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	4,385,000	4,339,585
4.150%, 03/01/2022	870,000	877,512
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012	139,000	141,780
Magellan Midstream Partners LP
4.250%, 02/01/2021	455,000	471,142
6.550%, 07/15/2019	355,000	419,709
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	676,929
Nabors Industries, Inc.
9.250%, 01/15/2019	3,790,000	4,864,052
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	95,500
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	2,946,003
Noble Holding International, Ltd.
5.250%, 03/15/2042	4,230,000	4,189,011
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,325,859
7.650%, 04/15/2018	185,000	218,937
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,340,000	2,667,600
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,998,945
5.875%, 03/01/2018	2,680,000	3,005,285
7.875%, 03/15/2019	2,366,000	2,918,376
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,196,000

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	$4,240,000	$4,452,000
6.500%, 06/02/2041	1,775,000	1,996,875
Phillips 66
4.300%, 04/01/2022 (S)	1,875,000	1,906,478
5.875%, 05/01/2042 (S)	1,520,000	1,552,473
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	298,577
5.750%, 01/15/2020	2,165,000	2,474,660
6.500%, 05/01/2018	1,315,000	1,565,051
Regency Energy Partners LP
9.375%, 06/01/2016	1,225,000	1,345,969
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,629,184
5.400%, 02/14/2022 (S)	1,895,000	1,884,428
Rowan Companies, Inc.
5.000%, 09/01/2017	2,495,000	2,655,478
7.875%, 08/01/2019	360,000	429,542
SeaRiver Maritime, Inc.
- 09/01/2012 (Z)	475,000	471,355
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	465,638
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	110,953
Swift Energy Company
8.875%, 01/15/2020	250,000	272,500
Talisman Energy, Inc.
3.750%, 02/01/2021	3,815,000	3,749,241
Transocean, Inc.
5.050%, 12/15/2016	1,940,000	2,077,162
Valero Energy Corp.
6.125%, 06/15/2017	1,880,000	2,162,925
9.375%, 03/15/2019	150,000	196,422
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,328,406
9.625%, 03/01/2019	2,035,000	2,696,249
Williams Partners LP
4.125%, 11/15/2020	2,275,000	2,336,723
6.300%, 04/15/2040	2,365,000	2,741,156

		132,931,982
Financials - 9.6%
Aflac, Inc.
2.650%, 02/15/2017	560,000	566,200
American International Group, Inc.
3.800%, 03/22/2017	2,300,000	2,328,354
4.250%, 09/15/2014	2,935,000	3,027,772
5.450%, 05/18/2017	810,000	870,587
5.850%, 01/16/2018	1,475,000	1,603,676
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,081,125
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,353,886
Bank of America Corp.
5.650%, 05/01/2018	13,785,000	14,711,724
5.750%, 08/15/2016	205,000	213,415
Bank of Nova Scotia
2.550%, 01/12/2017	1,935,000	1,983,447
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,351,225
5.200%, 07/10/2014	1,750,000	1,854,538
6.750%, 05/22/2019	380,000	436,823
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,540,904

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BPCE SA
2.375%, 10/04/2013 (S)	$4,320,000	$4,248,383
Capital One Financial Corp.
2.125%, 07/15/2014	3,110,000	3,127,447
2.150%, 03/23/2015	2,210,000	2,213,412
7.375%, 05/23/2014	320,000	354,203
Citigroup, Inc.
5.375%, 08/09/2020	1,360,000	1,460,266
6.125%, 05/15/2018	9,505,000	10,652,225
8.500%, 05/22/2019	950,000	1,170,909
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,855,913
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,607,862
3.750%, 10/15/2014 (S)	2,050,000	2,148,142
Discover Bank
8.700%, 11/18/2019	1,500,000	1,866,045
DNB Bank ASA
3.200%, 04/03/2017 (S)	4,440,000	4,444,332
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	685,969
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	796,548
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,665,260
3.625%, 01/25/2016	2,780,000	2,927,334
6.250%, 05/01/2013	1,655,000	1,740,651
8.250%, 03/01/2038	1,900,000	2,515,568
General Electric Capital Corp.
2.100%, 01/07/2014	7,425,000	7,578,475
4.625%, 01/07/2021	5,620,000	5,995,613
5.300%, 02/11/2021	3,335,000	3,610,634
5.875%, 01/14/2038	695,000	761,760
6.875%, 01/10/2039	6,270,000	7,721,054
Health Care REIT, Inc.
4.700%, 09/15/2017	2,440,000	2,559,699
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	257,701
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	105,076
HSBC Holdings PLC
5.100%, 04/05/2021	5,570,000	6,019,332
6.500%, 05/02/2036	2,375,000	2,634,056
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	669,297
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	183,333
8.500%, 07/15/2019	2,220,000	2,464,200
JPMorgan Chase & Company
4.500%, 01/24/2022	15,430,000	16,046,074
6.000%, 01/15/2018	5,010,000	5,794,180
KeyCorp
3.750%, 08/13/2015	2,405,000	2,542,123
5.100%, 03/24/2021	1,195,000	1,316,650
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,482,636
6.625%, 06/01/2020	2,330,000	2,618,591
Lincoln National Corp.
4.850%, 06/24/2021	2,210,000	2,332,089
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	389,046
Morgan Stanley
4.000%, 07/24/2015	4,800,000	4,776,859
4.200%, 11/20/2014	5,935,000	5,981,489
6.625%, 04/01/2018	2,390,000	2,516,082

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	$4,295,000	$4,337,950
Nordea Bank AB
3.125%, 03/20/2017 (S)	3,750,000	3,753,049
4.875%, 05/13/2021 (S)	4,978,000	4,842,892
Nuveen Investments, Inc.
10.500%, 11/15/2015	4,067,000	4,214,429
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,534
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,645,699
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	701,607
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	194,156
7.875%, 05/15/2014	785,000	866,489
8.875%, 05/15/2019	200,000	255,228
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,744,598
6.625%, 12/01/2019	1,825,000	2,051,990
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,514,290
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,989,246
5.375%, 06/21/2020	1,705,000	1,909,060
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	929,367
RCI Banque SA
4.600%, 04/12/2016 (S)	3,215,000	3,227,027
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,187,096
Regions Financial Corp.
5.750%, 06/15/2015	800,000	838,000
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,787,402
5.625%, 03/15/2017	2,275,000	2,457,721
6.450%, 11/15/2019	705,000	791,162
SLM Corp.
5.375%, 05/15/2014	350,000	361,411
6.000%, 01/25/2017	5,830,000	6,003,652
6.250%, 01/25/2016	2,335,000	2,427,991
8.450%, 06/15/2018	1,075,000	1,198,625
Standard Chartered PLC
3.850%, 04/27/2015 (S)	1,270,000	1,318,870
Sun Life Financial Global Funding LP
0.718%, 10/06/2013 (S)	250,000	247,361
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,288,321
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	4,175,000	4,173,071
5.750%, 01/24/2022	1,900,000	1,953,876
6.250%, 02/01/2041	2,450,000	2,413,052
6.750%, 10/01/2037	6,180,000	6,023,201
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,094,019
The Toronto-Dominion Bank
2.500%, 07/14/2016	1,645,000	1,696,508
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,640,283
UBS AG
4.875%, 08/04/2020	1,120,000	1,163,607
Unum Group
5.625%, 09/15/2020	1,040,000	1,100,311
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	607,174

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
3.125%, 11/30/2015	$835,000	$856,581
Wells Fargo & Company
3.500%, 03/08/2022	4,465,000	4,393,832
4.600%, 04/01/2021	4,105,000	4,400,650
WPP Finance UK
8.000%, 09/15/2014	80,000	91,713

		276,468,295
Health Care - 1.5%
Aristotle Holding, Inc.
3.900%, 02/15/2022 (S)	1,920,000	1,939,843
Biomet, Inc.
11.625%, 10/15/2017	3,835,000	4,146,594
Boston Scientific Corp.
4.500%, 01/15/2015	2,445,000	2,622,786
Cardinal Health, Inc.
4.625%, 12/15/2020	3,090,000	3,403,851
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)	4,150,000	4,284,875
Express Scripts, Inc.
3.125%, 05/15/2016	2,780,000	2,894,272
6.250%, 06/15/2014	1,380,000	1,516,954
Gilead Sciences Inc
3.050%, 12/01/2016	1,120,000	1,171,688
HCA, Inc.
8.500%, 04/15/2019	200,000	222,250
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,588,056
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,310,731
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,390,624
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,615,864
UnitedHealth Group, Inc.
3.875%, 10/15/2020	1,240,000	1,309,349
4.625%, 11/15/2041	2,165,000	2,158,308
4.700%, 02/15/2021	1,445,000	1,620,205
Universal Hospital Services, Inc.
4.121%, 06/01/2015 (P)	315,000	297,675
WellPoint, Inc.
4.350%, 08/15/2020	1,970,000	2,131,572
6.000%, 02/15/2014	1,390,000	1,513,076

		42,138,573
Industrials - 1.7%
Canadian National Railway Company
2.850%, 12/15/2021	1,080,000	1,075,151
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	512,594
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,477,533	1,684,388
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	407,818	456,756
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	1,029,776	1,070,967
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,127,000
CSX Corp.
5.750%, 03/15/2013	290,000	303,138

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	$644,775	$735,044
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	967,516	1,020,729
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	640,000	682,400
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	397,000	422,805
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,574,941
5.250%, 10/01/2020 (S)	3,300,000	3,576,467
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,616,729
4.850%, 06/01/2021	2,730,000	2,785,908
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	708,900
L-3 Communications Corp.
4.750%, 07/15/2020	4,270,000	4,407,528
PACCAR Financial Corp.
2.050%, 06/17/2013	5,060,000	5,145,818
Republic Services, Inc.
5.700%, 05/15/2041	3,950,000	4,494,756
Roper Industries, Inc.
6.250%, 09/01/2019	2,835,000	3,325,050
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	4,035,957
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,533,227
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,865,793
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,134,586
Weatherford International, Ltd.
4.500%, 04/15/2022	480,000	479,304

		49,775,936
Information Technology - 0.9%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	330,000
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,184,697
Agilent Technologies, Inc.
5.000%, 07/15/2020	1,200,000	1,333,560
Equinix, Inc.
7.000%, 07/15/2021	3,875,000	4,252,813
Fidelity National Information
Services, Inc.
7.625%, 07/15/2017	3,755,000	4,111,725
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,241,299
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,590,641
4.050%, 09/15/2022	2,860,000	2,847,153
4.650%, 12/09/2021	1,195,000	1,249,644
International Business Machines Corp.
6.500%, 10/15/2013	375,000	408,585
Xerox Corp.
2.950%, 03/15/2017	3,075,000	3,106,506
6.350%, 05/15/2018	485,000	562,577

		25,219,200

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 2.0%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	$4,760,000	$5,157,636
9.375%, 06/01/2019	270,000	340,820
ArcelorMittal
3.750%, 02/25/2015 to 03/01/2016	6,335,000	6,425,761
5.375%, 06/01/2013	2,100,000	2,179,414
Ashland, Inc.
9.125%, 06/01/2017	350,000	388,063
Barrick Gold Corp.
5.250%, 04/01/2042 (S)	2,470,000	2,429,979
Barrick North America Finance LLC
5.700%, 05/30/2041	4,395,000	4,692,335
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022 (S)	1,130,000	1,156,279
5.000%, 01/21/2021	1,998,000	2,081,133
5.125%, 07/09/2013	70,000	72,374
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	325,428
Ecolab, Inc.
3.000%, 12/08/2016	4,000,000	4,158,256
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)	4,060,000	4,141,200
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,745,000	1,802,213
International Paper Company
4.750%, 02/15/2022	6,135,000	6,462,646
9.375%, 05/15/2019	400,000	528,357
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)	2,525,000	2,549,902
Novelis, Inc.
8.750%, 12/15/2020	4,070,000	4,456,650
The Dow Chemical Company
2.500%, 02/15/2016	1,360,000	1,394,494
8.550%, 05/15/2019	4,625,000	6,059,444

		56,802,384
Telecommunication Services - 2.0%
America Movil SAB de CV
2.375%, 09/08/2016	620,000	627,510
5.625%, 11/15/2017	3,705,000	4,312,668
5.750%, 01/15/2015	280,000	311,665
American Tower Corp.
4.700%, 03/15/2022	1,855,000	1,869,170
5.050%, 09/01/2020	3,410,000	3,522,346
7.250%, 05/15/2019	2,303,000	2,658,533
AT&T, Inc.
5.550%, 08/15/2041	10,680,000	11,800,375
6.450%, 06/15/2034	385,000	452,754
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	1,495,000	1,629,550
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)	1,100,000	1,076,125
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	315,750
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,430,983
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	1,335,000	1,371,340
Qwest Corp.
3.724%, 06/15/2013 (P)	125,000	126,450
7.500%, 10/01/2014	175,000	195,085
8.375%, 05/01/2016	550,000	657,091
SBA Telecommunications, Inc.
8.000%, 08/15/2016	150,000	161,250
8.250%, 08/15/2019	125,000	137,813

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
SBA Tower Trust
4.254%, 04/15/2015 (S)	$5,420,000	$5,651,174
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,955,000	4,340,613
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,212,450
6.175%, 06/18/2014	4,825,000	5,078,313
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,712,025
5.855%, 02/04/2013	50,000	51,696
6.221%, 07/03/2017	2,290,000	2,419,925
Windstream Corp.
8.125%, 08/01/2013	125,000	133,125

		58,255,779
Utilities - 2.9%
AGL Capital Corp.
5.250%, 08/15/2019	430,000	486,714
AmeriGas Finance LLC
6.750%, 05/20/2020	325,000	329,875
7.000%, 05/20/2022	1,300,000	1,326,000
Appalachian Power Company
5.650%, 08/15/2012	350,000	355,951
6.375%, 04/01/2036	2,010,000	2,373,589
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	3,520,000	3,852,640
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	4,403,420
Consumers Energy Company
6.000%, 02/15/2014	165,000	179,610
EDF SA
4.600%, 01/27/2020 (S)	2,900,000	3,070,923
EDP Finance BV
5.375%, 11/02/2012 (S)	2,225,000	2,226,113
Electricite de France
6.950%, 01/26/2039 (S)	1,875,000	2,219,871
Enel Finance International NV
5.125%, 10/07/2019 (S)	3,745,000	3,679,152
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,665,996
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,102,535
FirstEnergy Corp.
7.375%, 11/15/2031	3,630,000	4,458,224
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,942,281
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,529,755
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	2,325,000	2,385,871
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	2,315,000	2,356,219
LG&E and KU Energy LLC
2.125%, 11/15/2015	2,690,000	2,701,080
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	2,083,827
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	301,885
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,786,954
6.750%, 07/01/2037	245,000	315,989
7.125%, 03/15/2019	915,000	1,148,586
NiSource Finance Corp.
5.950%, 06/15/2041	2,725,000	2,974,220

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NiSource Finance Corp. (continued)
6.150%, 03/01/2013	$102,000	$106,553
6.250%, 12/15/2040	1,315,000	1,453,542
Northeast Utilities
5.650%, 06/01/2013	625,000	654,054
Northern States Power Company
5.350%, 11/01/2039	835,000	988,789
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	4,054,038
Ohio Power Company
5.750%, 09/01/2013	195,000	207,970
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)	1,970,000	1,773,491
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	2,837,908
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,811,377
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,569,514
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	11,366
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,328,726
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	993,497
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	2,275,848
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	965,399
Southern California Edison Company
5.750%, 03/15/2014	160,000	175,330
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,136,987
Tampa Electric Company
6.150%, 05/15/2037	235,000	290,356
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,330,396
6.572%, 11/01/2017	35,000	40,929

		84,263,350

TOTAL CORPORATE BONDS (Cost $802,641,069)		$848,107,092

Municipal Bonds - 1.7%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	1,931,040
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,683,386
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	312,346
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,352,158
City of New York 5.846%, 06/01/2040	2,400,000	2,930,376
Commonwealth of Massachusetts,
Series D 4.500%, 08/01/2031	2,780,000	2,965,787
District of Columbia
5.250%, 12/01/2034	2,610,000	3,054,457
5.591%, 12/01/2034	375,000	450,765
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	2,090,491
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	116,395
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,298,230
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,541,455
5.888%, 07/01/2043	1,070,000	1,330,417

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Municipal Bonds (continued)
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	$2,150,000	$3,000,325
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	80,000	82,083
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	1,087,052
New York City Transitional Finance
Authority (New York)
5.508%, 08/01/2037	2,630,000	3,076,706
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,891,632
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,069,093
State of Oregon 5.892%, 06/01/2027	60,000	72,658
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,533,950
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	2,955,298
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,758,443
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	603,745

TOTAL MUNICIPAL BONDS (Cost $43,155,234)		$50,188,288

TERM LOANS (M) - 1.7%
Consumer Discretionary - 0.6%
CCO Holdings LLC
2.741%, 09/05/2014	1,300,000	1,278,605
KAR Auction Services, Inc.
5.000%, 05/19/2017	4,094,063	4,099,180
The ServiceMaster Company
2.750%, 07/24/2014	266,110	262,746
2.802%, 07/24/2014	2,672,193	2,638,408
TWCC Holding Corp.
4.250%, 02/13/2017	4,377,655	4,379,025
Univision Communications, Inc.
4.491%, 03/31/2017	4,480,742	4,151,506

		16,809,470
Consumer Staples - 0.4%
Del Monte Corp.
4.500%, 03/08/2018	4,411,663	4,395,119
Dunkin’ Brands, Inc.
4.003%, 11/23/2017	4,625,769	4,618,859
Reynolds Consumer Products
Holdings, Inc.
6.500%, 02/09/2018	2,942,260	2,975,887

		11,989,865
Financials - 0.0%
Nuveen Investments, Inc.
3.462%, 11/13/2014	522,867	519,600
5.754%, 05/12/2017	610,942	609,033

		1,128,633
Health Care - 0.4%
Biomet, Inc.
3.376%, 03/25/2015	730,867	721,815
Capsugel Holdings US, Inc.
5.250%, 08/01/2018	4,284,817	4,316,062
HCA, Inc.
3.491%, 05/01/2018	3,578,988	3,504,055

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Warner Chilcott Company LLC
4.250%, 03/15/2018	$1,120,114	$1,118,506
4.250%, 03/15/2018	560,057	559,253
4.250%, 03/15/2018	770,079	768,973

		10,988,664
Information Technology - 0.1%
First Data Corp.
7.000%, 03/24/2017	2,951,102	2,819,226
Materials - 0.1%
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,350,455	2,348,986
Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,985,000	1,992,799

TOTAL TERM LOANS (Cost $47,740,977)		$48,077,643

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.8%
Commercial & Residential - 5.6%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.482%, 11/25/2035 (P)	450,093	425,393
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	367,154
Banc of America Funding Corp.
Series 2005-A 5A1,
0.542%, 02/20/2035 (P)	321,186	255,038
Series BAFC 2005-B 2A1,
2.962%, 04/20/2035 (P)	4,648,856	3,721,182
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	157,234	157,191
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,716,856	6,126,788
Banc of America Mortgage Securities
Series 2005-J, Class 2A1,
2.755%, 11/25/2035 (P)	204,904	161,129
Series 2004-I, Class 3A2,
2.756%, 10/25/2034 (P)	18,771	18,741
Series 2004-H, Class 2A2,
2.758%, 09/25/2034 (P)	81,765	75,608
Series 2004-D, Class 2A2,
2.881%, 05/25/2034 (P)	34,408	31,439
Series 2004-A, Class 2A2,
2.926%, 02/25/2034 (P)	59,954	54,316
Series 2005-J, Class 3A1,
5.238%, 11/25/2035 (P)	1,852,651	1,724,790
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	233,050	244,227
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	190,627	192,415
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	599,792	633,219
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	44,173	46,667
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,370,676
Series 2006-PW12, Class A4,
5.719%, 09/11/2038 (P)	385,000	436,951

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	$50,000	$52,027
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	299,808	315,852
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.004%, 12/10/2049 (P)	1,850,000	1,866,552
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.813%, 12/10/2049 (P)	8,900,000	10,210,837
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	35,857	36,462
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.244%, 03/27/2036 (P)(S)	422,592	411,816
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	464,310	475,004
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	5,215,000	5,573,651
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.965%, 10/18/2054 (P)(S)	2,705,000	2,720,565
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2 6.700%, 04/15/2034	333	333
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	42,983	42,969
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	616,583
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	68,976	70,880
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	742,630
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,650,708
Holmes Master Issuer PLC,
Series 2011-3A, Class A2
2.117%, 10/21/2054 (P)(S)	2,660,000	2,671,304
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	8,072	8,220
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	324,905	339,934
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	678,935
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	66,526
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,761,656
Series 2007-C1, Class A4,
5.716%, 02/15/2051	11,605,000	12,833,772
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	522,941	526,219
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,304,929

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C7, Class A3,
5.347%, 11/15/2038	$2,185,000	$2,448,472
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,890,000	2,089,365
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.840%, 06/12/2050 (P)	9,300,000	10,428,295
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,923,067
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,348,585
Series 2007-T27,
5.640%, 06/11/2042 (P)	169,467	169,467
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,058,211
Series 2007-IQ15, Class A4,
5.882%, 06/11/2049 (P)	1,100,000	1,240,388
Series 2008-T29, Class A4,
6.279%, 01/11/2043 (P)	5,222,000	6,152,372
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	21,425	21,425
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	473,602	483,674
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.111%, 01/21/2055 (P)(S)	5,420,000	5,453,024
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.601%, 03/15/2025 (P)	7,586	8,629
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,967,289
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,983,674
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,672,032
WaMu Mortgage Pass
Through Certificates
Series 2006-AR4, Class 1A1,
1.099%, 05/25/2046 (P)	1,329,777	1,054,229
Series 2005-AR12, Class 2A1,
4.837%, 09/25/2035 (P)	815,819	767,091
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 2A2,
2.618%, 03/25/2035 (P)	184,715	174,063
Series 2005-AR2, Class 3A1,
2.637%, 03/25/2035 (P)	90,701	88,075
Series 2003-O, Class 5A1,
4.848%, 01/25/2034 (P)	98,848	96,262
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,740,000	1,830,466

		162,479,443
U.S. Government Agency - 0.2%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	3,305	3,130

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2568, Class KA,
4.250%, 12/15/2021	$4,332	$4,331
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	6,608	251
Series 2003-41, Class YV,
5.500%, 04/25/2014	76,716	78,875
Series 2005-R003, Class VA,
5.500%, 08/15/2016	261,507	272,054
Series R005, Class AB,
5.500%, 12/15/2018	61,454	62,538
Series R006, Class AK,
5.750%, 12/15/2018	49,976	50,957
Series 2006-R007, Class VA,
6.000%, 09/15/2016	101,365	102,745
Series R013, Class AB,
6.000%, 12/15/2021	14,499	14,675
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	20,364	20,503
Series 2002-84, Class VA,
5.500%, 11/25/2013	52,458	53,673
Series 319, Class 2 IO,
6.500%, 02/01/2032	11,742	2,245
Government National
Mortgage Association
Series 1998-6, Class EA PO,
Zero Coupon 03/16/2028 (Z)	18,633	15,959
Series 2008-8, Class A,
3.612%, 08/16/2027	179,583	180,372
Series 2010-92, Class PI,
4.500%, 11/20/2037	8,591,385	1,210,731
Series 2011-88, Class EI,
4.500%, 11/20/2039	1,948,560	322,683
Series 2011-41 Class AI,
4.500%, 12/20/2039	10,981,475	1,806,588
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	52,515

		4,254,825

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $150,953,865)		$166,734,268

ASSET BACKED SECURITIES - 3.1%
Ally Auto Receivables Trust,
Series 2009-B, Class C
4.060%, 05/16/2016 (S)	4,027,000	4,190,570
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,970,218
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	305,226
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,556,286
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,376,537
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	20,637	19,431
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1
2.390%, 06/17/2019 (S)	4,800,000	4,971,494

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	$635,000	$661,416
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,851,015
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	420,165
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	6,727	6,827
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.982%, 10/25/2032 (P)	5,422	4,495
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	41,892	41,618
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	11,751
CNH Equipment Trust, Series 2010-B,
Class A4 1.740%, 01/17/2017	6,650,000	6,749,765
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.847%, 01/25/2034 (P)	3,749,108	2,376,965
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	10,315,000	10,560,757
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,495,094
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,515,692
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	2,450,000	2,651,432
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,822,109
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,423,931
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	2,985,000	2,999,398
Huntington Auto Trust
Series 2011-1A B,
1.840%, 01/17/2017 (S)	455,000	457,354
Series 2011-1A C,
2.530%, 03/15/2017 (S)	2,160,000	2,191,228
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	53,459	53,995
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	166,082	169,278
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	8,079	8,227
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.992%, 09/25/2035 (P)	2,315,513	2,212,987
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	1,023,023	1,026,591
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.392%, 01/15/2015 (P)(S)	3,895,000	3,928,325
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,055,272

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	$3,391,310	$1,614,036
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	13,139	12,626
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	2,240,000	2,254,023
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	3,790,000	3,807,537

TOTAL ASSET BACKED SECURITIES (Cost $90,365,816)		$90,773,671

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,179,602
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	2,825,000	2,863,138
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	110,330
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	4,718,082
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,514,100

		11,385,252

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $11,108,869)		$11,385,252

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.4%
T. Rowe Price Reserve Investment
Fund, 0.0904% (Y)	126,325,421	126,325,421
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $2,145,448
on 04/02/2012, collateralized by
$1,930,000 U.S. Treasury Notes,
2.375% due 02/28/2015 (valued at
$2,040,759, including interest) and
$144,300 U.S. Treasury Notes, 1.500%
due 07/31/2016 (valued at $148,054,
including interest)	2,145,446	2,145,446

TOTAL SHORT-TERM INVESTMENTS (Cost $128,470,867)		$128,470,867

Total Investments (New Income Trust)
(Cost $2,778,365,930) - 99.6%		$2,872,970,327
Other assets and liabilities, net - 0.4%		10,370,052

TOTAL NET ASSETS - 100.0%		$2,883,340,379

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Financials - 99.4%
Diversified Financial Services - 0.0%
BGP Holdings PLC (I)	194,291	$0

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 99.4%
Diversified REITs - 6.2%
Colonial Properties Trust (L)	188,500	$4,096,101
Vornado Realty Trust	129,500	10,903,900
Washington Real Estate Investment Trust	221,700	6,584,490
PS Business Parks, Inc.	56,300	3,689,902

		25,274,393
Industrial REITs - 5.0%
DuPont Fabros Technology, Inc. (L)	275,800	6,743,310
Prologis, Inc.	382,949	13,793,823

		20,537,133
Office REITs - 15.2%
Douglas Emmett, Inc.	563,350	12,850,014
Boston Properties, Inc.	264,750	27,796,103
Duke Realty Corp.	513,100	7,357,854
Kilroy Realty Corp. (L)	127,450	5,940,445
SL Green Realty Corp. (L)	112,800	8,747,640

		62,692,056
Residential REITs - 19.0%
Camden Property Trust	238,400	15,674,800
Equity Lifestyle Properties, Inc.	73,750	5,143,325
Home Properties, Inc.	88,900	5,423,789
AvalonBay Communities, Inc.	120,884	17,086,953
BRE Properties, Inc.	256,100	12,945,855
Apartment Investment & Management
Company, Class A	253,600	6,697,576
Equity Residential	177,350	11,105,657
UDR, Inc.	156,400	4,177,444

		78,255,399
Retail REITs - 28.2%
Glimcher Realty Trust	779,550	7,967,001
General Growth Properties, Inc.	216,050	3,670,690
Kimco Realty Corp.	635,150	12,232,989
Simon Property Group, Inc.	376,364	54,828,708
Taubman Centers, Inc. (L)	107,100	7,812,945
Federal Realty Investment Trust	144,950	14,029,711
Alexander’s, Inc.	5,650	2,225,422
DDR Corp.	885,350	12,926,110
Pennsylvania Real Estate Investment Trust	33,900	517,653

		116,211,229
Specialized REITs - 25.8%
Chesapeake Lodging Trust	36,850	662,195
Pebblebrook Hotel Trust	255,850	5,777,093
Strategic Hotels & Resorts, Inc. (I)	625,700	4,117,106
DiamondRock Hospitality Company	192,300	1,978,767
LTC Properties, Inc.	151,350	4,843,200
LaSalle Hotel Properties	141,350	3,977,589
Sunstone Hotel Investors, Inc. (I)	531,450	5,176,323
Entertainment Properties Trust (L)	95,144	4,412,779
Health Care REIT, Inc.	478,050	26,273,628
Host Hotels & Resorts, Inc. (L)	368,150	6,045,023
Public Storage	95,790	13,235,304
Senior Housing Properties Trust	273,055	6,020,863
CubeSmart	370,400	4,407,760
Healthcare Realty Trust, Inc.	327,450	7,203,900
Ventas, Inc.	213,050	12,165,155

		106,296,685

TOTAL COMMON STOCKS (Cost $345,362,170)		$409,266,895

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)		2,318,034	23,200,279

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,200,032)			$23,200,279

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreement - 0.3%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $1,294,001 on 04/02/2012,
collateralized by $1,300,000 Federal Home
Loan Mortgage Corp., 4.000% due
11/25/2026 (valued at $1,322,605,
including interest)		$1,294,000	$1,294,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,294,000)			$1,294,000

Total Investments (Real Estate Securities Trust)
(Cost $369,856,202) - 105.3%			$433,761,174
Other assets and liabilities, net - (5.3%)			(21,988,548)

TOTAL NET ASSETS - 100.0%			$411,772,626

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.8%
U.S. Government - 87.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022		$12,044,997	$12,475,269
0.500%, 04/15/2015		1,466,010	1,554,199
0.625%, 07/15/2021		9,852,920	10,651,933
1.125%, 01/15/2021		2,800,953	3,150,635
1.250%, 04/15/2014 to 07/15/2020		4,730,115	5,268,563
1.375%, 01/15/2020		524,705	602,222
1.625%, 01/15/2015 to 01/15/2018		1,621,748	1,792,604
1.750%, 01/15/2028		4,332,880	5,161,543
2.000%, 01/15/2014 to 01/15/2026		15,232,424	16,742,562
2.000%, 01/15/2016 (D)		4,801,974	5,422,855
2.125%, 01/15/2019 (F)		4,650,391	5,562,305
2.375%, 01/15/2017 to 01/15/2027		13,090,199	16,625,568
2.500%, 07/15/2016 to 01/15/2029		5,584,035	6,868,886
3.375%, 04/15/2032		9,722,148	14,776,907
3.625%, 04/15/2028		561,224	826,884
3.875%, 04/15/2029		2,898,882	4,460,202

			111,943,137
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
0.202%, 03/21/2013 (P)		2,800,000	2,801,677
Small Business Administration - 0.5%
Small Business Administration
5.902%, 02/10/2018		595,186	659,357

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $115,429,295)			$115,404,171

FOREIGN GOVERNMENT
OBLIGATIONS - 8.6%
Australia - 2.1%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,700,000	2,134,705

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
Commonwealth of Australia (continued)
3.000%, 09/20/2025	AUD	100,000	$133,697
4.000%, 08/20/2020		200,000	383,739

			2,652,141
Canada - 0.3%
Government of Canada
1.500%, 12/01/2044	CAD	104,384	133,449
2.750%, 09/01/2016		100,000	105,406
4.250%, 12/01/2021		145,248	205,776

			444,631
Japan - 5.3%
Japan Treasury Discount Bill
Zero Coupon 05/07/2012 (Z)	JPY	560,000,000	6,765,114
United Kingdom - 0.9%
Government of United Kingdom
1.875%, 11/22/2022	GBP	347,310	706,236
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	400,000	497,506

			1,203,742

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,975,823)			$11,065,628

CORPORATE BONDS - 22.9%
Consumer Discretionary - 0.1%
Ford Motor Credit Company LLC
7.800%, 06/01/2012		$150,000	151,313
Energy - 0.1%
Petroleos Mexicanos
5.500%, 01/21/2021		100,000	110,250
Financials - 21.4%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		244,000	255,030
Ally Financial, Inc.
3.710%, 02/11/2014 (P)		500,000	492,520
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2038	GBP	200,000	315,262
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	1,053,911
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	208,500
Citigroup, Inc.
2.510%, 08/13/2013 (P)		1,900,000	1,905,654
Commonwealth Bank of Australia
0.889%, 07/12/2013 (P)(S)		5,900,000	5,927,718
0.974%, 06/25/2014 (P)(S)		5,300,000	5,350,525
Dexia Credit Local
0.880%, 03/05/2013 (P)(S)		300,000	287,476
Dexia Credit Local SA
2.750%, 04/29/2014 (S)		400,000	390,330
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,048,314
ICICI Bank, Ltd.
2.242%, 02/24/2014 (P)(S)		200,000	196,019
ING Bank Australia, Ltd.
5.073%, 06/24/2014 (P)	AUD	600,000	626,578
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$300,000	300,731
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	948,521

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc.
0.710%, 06/05/2012 (P)		$1,100,000	$1,099,718
Morgan Stanley
1.015%, 10/18/2016 (P)		1,300,000	1,116,292
1.321%, 03/01/2013 (P)	EUR	200,000	263,709
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,661,040
Nordea Bank AB
1.467%, 01/14/2014 (P)(S)		1,200,000	1,196,790
Royal Bank of Scotland PLC
1.942%, 10/15/2012 (P)		300,000	300,715
The Goldman Sachs Group, Inc.
0.924%, 03/22/2016 (P)		2,100,000	1,916,842
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	422,793
Westpac Securities NZ, Ltd.
2.500%, 05/25/2012 (S)		200,000	200,492

			27,485,480
Industrials - 0.1%
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		100,000	105,625
Materials - 0.8%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,045,330
Telecommunication Services - 0.4%
Telefonica Emisiones SAU
0.861%, 02/04/2013 (P)		500,000	490,171

TOTAL CORPORATE BONDS (Cost $28,325,932)			$29,388,169

MUNICIPAL BONDS - 0.2%
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
1.010%, 10/26/2020 (P)		255,931	253,525

TOTAL MUNICIPAL BONDS (Cost $255,475)			$253,525

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.9%
Commercial & Residential - 7.8%
Arran Residential Mortgages
Funding PLC, Series 2011-1A,
Class A2B 2.491%, 11/19/2047 (S)	EUR	1,700,000	2,272,996
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.616%, 06/24/2050 (P)(S)		$250,000	277,888
BCAP LLC Trust
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		400,000	392,000
Series 2011-RR5, Class 12A1,
5.564%, 03/26/2037 (P)(S)		100,000	75,300
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.546%, 05/25/2033 (P)		163,744	164,429
Series 2005-1, Class 2,
2.882%, 03/25/2035 (P)		57,935	48,254
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.100%, 09/25/2035 (P)		79,442	76,469
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		97,130	101,101

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.412%, 05/25/2047 (P)		$595,189	$376,465
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.762%, 11/19/2033 (P)		51,149	49,757
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	109,957
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.965%, 10/18/2054 (P)(S)		300,000	301,726
Granite Mortgages PLC, Series 2004-3,
Class 3A2 1.416%, 09/20/2044 (P)	GBP	166,426	256,695
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.462%, 06/25/2045 (P)		$387,997	261,361
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
1.260%, 03/06/2020 (P)(S)		250,000	245,900
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	660,274
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
2.856%, 01/25/2035 (P)		38,859	34,341
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.581%, 10/15/2054 (P)(S)	EUR	700,000	937,475
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.069%, 11/25/2035 (P)		$118,588	91,991
JP Morgan Mortgage Trust
Series 2005-A6, Class 2A1,
2.766%, 08/25/2035 (P)		92,859	83,141
Series 2007-A1, Class 1A1,
2.807%, 07/25/2035 (P)		113,830	107,912
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.422%, 12/25/2033 (P)		193,020	181,650
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.492%, 11/25/2035 (P)		474,038	376,864
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.693%, 10/07/2020 (P)		232,015	232,377
Series 2010-R3, Class 2A,
0.803%, 12/08/2020 (P)		268,801	269,957
RBSCF Trust, Series 2010-RR4,
Class CMLA 6.004%, 12/16/2049 (P)(S)		100,000	113,565
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
0.786%, 11/26/2023 (P)		3,928	3,914
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.442%, 07/20/2036 (P)		105,873	78,113
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.582%, 01/25/2035 (P)		132,555	86,433
Series 2004-1, Class 4A2,
2.722%, 02/25/2034 (P)		245,271	233,059
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		280,723	271,404
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.902%, 10/19/2034 (P)		172,089	155,511

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		$600,000	$642,569
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	107,420
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.502%, 11/25/2045 (P)		185,765	146,901
Series 2006-AR17, Class 1A1A,
0.969%, 12/25/2046 (P)		162,271	117,687
Series 2002-AR17, Class 1A,
1.359%, 11/25/2042 (P)		30,057	26,025
Series 2005-AR10, Class 3A1,
5.523%, 08/25/2035 (P)		28,916	26,429
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.692%, 08/15/2033 (P)		454,038	453,579
Series T-62, Class 1A1,
1.355%, 10/25/2044 (P)		682,798	681,530
Federal National Mortgage Association
Series 2006-118, Class A2,
0.294%, 12/25/2036 (P)		108,283	103,003
Series 2004-63, Class FA,
0.392%, 08/25/2034 (P)		134,310	130,406
Series 2003-W8, Class 3F2,
0.592%, 05/25/2042 (P)		94,128	94,147

			1,462,665

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,964,817)			$11,457,975

ASSET BACKED SECURITIES - 3.8%
Aquilae CLO PLC, Series 2006-1X,
Class A 1.754%, 01/17/2023 (P)	EUR	189,299	239,690
Bear Stearns Asset Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.292%, 11/25/2036 (P)		$2,617	2,566
Series 2006-AQ1, Class 2A1,
0.322%, 10/25/2036 (P)		87,723	81,156
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.342%, 05/16/2016 (P)(S)		600,000	601,495
Series 2009-A14A, Class A14,
2.992%, 08/15/2018 (P)(S)		400,000	421,304
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.542%, 04/25/2034 (P)		85,791	61,069
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.392%, 03/20/2036 (P)		120,272	111,136
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.292%, 10/25/2036 (P)		7,026	2,432
Illinois Student Assistance Commission,
Series 2010-1, Class A1
1.040%, 04/25/2017 (P)		120,401	117,875
Landmark CDO, Ltd., Series 2005-1A,
Class A1L 0.788%, 06/01/2017 (P)(S)		211,159	206,835
LCM LP, Series 5A, Class A1
0.704%, 03/21/2019 (P)(S)		500,000	478,719
Magnolia Funding, Ltd., Series 2010-1A,
Class A 2.015%, 04/11/2021 (P)(S)	EUR	464,742	576,437

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2008-4,
Class A2 1.260%, 07/25/2018 (P)		$68,357	$68,640
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.502%, 09/25/2035 (P)		30,826	27,363
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	193,661	238,648
SLM Student Loan Trust
Series 2010-C, Class A1,
1.892%, 12/15/2017 (P)(S)		$104,254	104,530
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		251,545	253,432
Symphony CLO, Ltd., Series 2007-3A,
Class A1A 0.743%, 05/15/2019 (P)(S)		500,000	469,212
Venture CDO, Ltd., Series 2006-7A,
Class A1A 0.791%, 01/20/2022 (P)(S)		700,000	649,271
Wood Street CLO BV, Series II-A,
Class A1 1.347%, 03/29/2021 (P)(S)	EUR	188,869	239,145

TOTAL ASSET BACKED SECURITIES (Cost $4,994,542)			$4,950,955

SHORT-TERM INVESTMENTS - 33.1%
Repurchase Agreement - 33.1%
Repurchase Agreement with Bank of
America dated 03/30/2012 at 0.010% to
be repurchased at $2,900,002 on
04/02/2012, collateralized by $2,838,000
U.S. Treasury Notes, 3.125% due
09/30/2013 (valued at $3,002,495,
including interest)		$2,900,000	2,900,000
Repurchase Agreement with BNP Paribas
dated 03/30/2012 at 0.110% to be
repurchased at $13,000,119 on
04/02/2012, collateralized by
$13,243,500, U.S. Treasury Notes,
0.375% due 06/30/2013 (valued at
$13,276,472, including interest)		13,000,000	13,000,000
Repurchase Agreement with Citigroup
dated 03/30/2012 at 0.080% to be
repurchased at $7,500,050 on
04/02/2012, collateralized by $7,635,000
U.S. Treasury Notes, 0.375% due
07/31/2013 (valued at $7,651,272,
including interest) and 0.150% to be
repurchased at $5,500,069 on
04/02/2012, collateralized by $5,615,000
Federal Home Loan Bank, 0.200% due
04/30/2013 (valued at $5,611,569,
including interest)		13,000,000	13,000,000
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $610,001
on 04/02/2012, collateralized by
$625,000 Federal Home Loan Bank,
0.180% due 08/30/2012 (valued at
$625,781, including interest)		610,000	610,000

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with TD Securities
dated 03/30/2012 at 0.110% to be
repurchased at $13,000,119 on
04/02/2012, collateralized by
$12,595,000 U.S. Treasury Notes,
2.375% due 02/28/2015 (valued at
$13,299,319, including interest)	$13,000,000	$13,000,000

		42,510,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,510,000)		$42,510,000

Total Investments (Real Return Bond Trust)
(Cost $214,455,884) - 167.3%		$215,030,423
Other assets and liabilities, net - (67.3%)		(86,497,316)

TOTAL NET ASSETS - 100.0%		$128,533,107

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Consumer Discretionary - 5.3%
Automobiles - 0.3%
Tesla Motors, Inc. (I)(L)	33,891	$1,262,101
Diversified Consumer Services - 0.4%
Angie’s List, Inc. (I)	78,016	1,428,376
Hotels, Restaurants & Leisure - 0.2%
Ctrip.com International, Ltd., ADR (I)(L)	43,700	945,668
Internet & Catalog Retail - 4.4%
Amazon.com, Inc. (I)	50,960	10,319,910
Groupon, Inc. (I)(L)	63,075	1,159,319
Netflix, Inc. (I)	15,641	1,799,341
priceline.com, Inc. (I)	7,830	5,618,025

		18,896,595

		22,532,740
Health Care - 1.2%
Health Care Equipment & Supplies - 0.3%
Stryker Corp.	20,600	1,142,888
Health Care Technology - 0.6%
athenahealth, Inc. (I)(L)	36,212	2,684,033
Pharmaceuticals - 0.3%
Hospira, Inc. (I)	38,700	1,446,993

		5,273,914
Industrials - 0.4%
Aerospace & Defense - 0.4%
Taser International, Inc. (I)(L)	338,500	1,469,090
Information Technology - 86.7%
Communications Equipment - 9.2%
Acme Packet, Inc. (I)	8,300	228,416
Alcatel-Lucent, ADR (I)	676,600	1,535,882
Aruba Networks, Inc. (I)(L)	221,785	4,941,370
Cisco Systems, Inc.	414,910	8,775,347
Finisar Corp. (I)	55,300	1,114,295
Ixia (I)(L)	74,900	935,501
JDS Uniphase Corp. (I)	247,200	3,581,928
Juniper Networks, Inc. (I)	202,352	4,629,814
Motorola Solutions, Inc.	14,000	711,620

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	186,085	$12,657,502

		39,111,675
Computers & Peripherals - 18.4%
Apple, Inc. (I)	71,475	42,847,118
Catcher Technology Company, Ltd.	131,000	925,676
Dell, Inc. (I)	589,390	9,783,874
EMC Corp. (I)	240,759	7,193,879
Fusion-io, Inc. (I)	103,260	2,933,617
NetApp, Inc. (I)	59,600	2,668,292
SanDisk Corp. (I)	123,725	6,135,523
Seagate Technology PLC	90,940	2,450,833
Synaptics, Inc. (I)(L)	70,300	2,566,653
Western Digital Corp. (I)	27,985	1,158,299

		78,663,764
Electronic Equipment, Instruments & Components - 1.6%
Hitachi, Ltd.	289,000	1,868,256
IPG Photonics Corp. (I)(L)	52,300	2,722,215
RealD, Inc. (I)(L)	173,000	2,335,500

		6,925,971
Internet Software & Services - 12.4%
Akamai Technologies, Inc. (I)	88,765	3,257,676
Baidu, Inc., ADR (I)	90,830	13,240,289
Bitauto Holdings, Ltd., ADR (I)	14,600	77,380
eBay, Inc. (I)	47,500	1,752,275
Equinix, Inc. (I)	14,700	2,314,515
ExactTarget, Inc. (I)	3,700	96,200
Facebook, Inc., Class A (I)(R)	21,334	743,490
Facebook, Inc., Class B (I)(R)	38,296	1,334,616
Google, Inc., Class A (I)	32,440	20,801,826
Netease.com, Inc., ADR (I)	35,985	2,090,729
Phoenix New Media, Ltd., ADR (I)	62,901	462,322
Rackspace Hosting, Inc. (I)	38,020	2,197,176
RealNetworks, Inc.	135,900	1,350,846
Renren, Inc., ADR (I)(L)	745	4,112
SINA Corp. (I)	46,668	3,033,420
Youku.com, Inc., Class A (I)	10	12

		52,756,884
IT Services - 4.2%
Automatic Data Processing, Inc.	30,140	1,663,427
Cognizant Technology
Solutions Corp., Class A (I)	22,600	1,739,070
Genpact, Ltd. (I)	65,064	1,060,543
International Business Machines Corp.	20,075	4,188,649
MasterCard, Inc., Class A	2,530	1,063,966
Paychex, Inc. (L)	17,290	535,817
Vantiv, Inc. (I)	22,800	447,564
Visa, Inc., Class A	60,525	7,141,950

		17,840,986
Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices, Inc. (I)	247,000	1,980,940
Analog Devices, Inc.	47,020	1,899,608
Applied Materials, Inc.	215,700	2,683,308
Atmel Corp. (I)(L)	352,100	3,471,706
Avago Technologies, Ltd.	80,815	3,149,361
Broadcom Corp., Class A (I)	115,290	4,530,897
Cree, Inc. (I)	41,900	1,325,297
First Solar, Inc. (I)(L)	130,500	3,269,025
Hynix Semiconductor, Inc. (I)	30,120	778,464
Intel Corp.	351,875	9,891,206
Intersil Corp., Class A	108,600	1,216,320
Lam Research Corp. (I)(L)	147,890	6,598,852

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd. (I)	385,815	$6,068,870
MEMC Electronic Materials, Inc. (I)	154,500	557,745
Micron Technology, Inc. (I)(L)	605,350	4,903,335
NVIDIA Corp. (I)	314,600	4,841,694
ON Semiconductor Corp. (I)	431,500	3,887,815
PMC-Sierra, Inc. (I)	285,800	2,066,334
Samsung Electronics Company, Ltd.	2,410	2,714,046
STR Holdings, Inc. (I)(L)	192,300	930,732
Taiwan Semiconductor
Manufacturing Company, Ltd.	229,000	658,790
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	67,186	1,026,602
Texas Instruments, Inc.	79,160	2,660,568
Tokyo Electron, Ltd.	46,500	2,665,451
TriQuint Semiconductor, Inc. (I)	224,700	1,549,307

		75,326,273
Software - 23.2%
Activision Blizzard, Inc. (L)	60,453	775,007
Adobe Systems, Inc. (I)(L)	30,200	1,036,162
Ariba, Inc. (I)(L)	61,325	2,005,941
Aspen Technology, Inc. (I)	55,940	1,148,448
Autodesk, Inc. (I)	90,077	3,812,059
BMC Software, Inc. (I)	36,000	1,445,760
Check Point Software Technologies, Ltd. (I)	19,600	1,251,264
CommVault Systems, Inc. (I)	25,400	1,260,856
Electronic Arts, Inc. (I)	237,186	3,908,825
Intuit, Inc.	82,961	4,988,445
Microsoft Corp.	1,138,490	36,716,303
Nintendo Company, Ltd.	65,000	9,845,895
Nuance Communications, Inc. (I)(L)	28,560	730,565
Oracle Corp.	347,770	10,140,973
Red Hat, Inc. (I)	44,200	2,647,138
Rovi Corp. (I)	68,714	2,236,641
Salesforce.com, Inc. (I)(L)	55,570	8,586,121
TIBCO Software, Inc. (I)	168,395	5,136,042
UBISOFT Entertainment SA (I)	178,511	1,319,503

		98,991,948

		369,617,501
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	39,145	3,122,205
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
China Unicom Hong Kong, Ltd. (I)	878,000	1,469,638

TOTAL COMMON STOCKS (Cost $354,877,975)		$403,485,088

PREFERRED SECURITIES - 0.7%
Information Technology - 0.7%
Internet Software & Services - 0.7%
Coupon.com, Inc. (I)	85,758	471,099
Silver Spring Networks, Series E (I)	38,600	289,500
Twitter, Inc., Series E (I)	125,031	2,012,199
Workday Inc. (I)	8,977	119,035

		2,891,833

		2,891,833

TOTAL PREFERRED SECURITIES (Cost $1,309,183)		$2,891,833

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.0%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,430,607	34,335,574

TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,334,356)		$34,335,574

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 2.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	$439,250	$439,250
T.Rowe Price Prime Reserve
Fund, 0.0904% (Y)	9,536,802	9,536,802

		9,976,052
Repurchase Agreement - 1.9%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $8,028,007 on 04/02/2012,
collateralized by $8,190,000 Federal Home
Loan Bank, 0.200% due 09/12/2014 (valued
at $8,190,000 including interest)	8,028,000	8,028,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,004,052)		$18,004,052

Total Investments (Science & Technology Trust)
(Cost $408,525,566) - 107.6%		$458,716,547
Other assets and liabilities, net - (7.6%)		(32,580,128)

TOTAL NET ASSETS - 100.0%		$426,136,419

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 91.5%
U.S. Government - 14.1%
U.S. Treasury Notes
0.875%, 12/31/2016	$5,560,000	5,530,026
1.000%, 08/31/2016	5,840,000	5,863,722
1.250%, 09/30/2015	8,010,000	8,173,332
1.500%, 12/31/2013	16,285,000	16,617,703
1.750%, 03/31/2014	3,225,000	3,314,442
2.000%, 04/30/2016	5,275,000	5,525,563
2.125%, 05/31/2015	22,370,000	23,446,556
2.500%, 04/30/2015	11,425,000	12,099,783

		80,571,127
U.S. Government Agency - 77.4%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	6,464,000	6,751,163
2.125%, 09/15/2015	16,420,000	16,943,125
2.375%, 07/22/2015	20,010,000	20,919,334
3.250%, 08/11/2014	3,195,000	3,365,504
5.125%, 04/19/2017 (S)	20,785,000	24,415,350
Federal Farm Credit Bank
1.150%, 09/14/2015	8,455,000	8,472,265
1.370%, 10/11/2016	8,000,000	8,027,376
1.900%, 12/21/2017	7,925,000	8,000,597
2.180%, 11/09/2018	19,815,000	19,893,685
Federal Home Loan Bank
0.600%, 03/05/2015	7,000,000	6,986,658
0.960%, 02/08/2016	11,390,000	11,355,796
1.240%, 03/13/2017 to 03/14/2017	32,885,000	32,762,036
1.250%, 02/28/2017	3,700,000	3,681,271

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	$6,000,000	$6,007,764
1.250%, 12/29/2014	13,442,000	13,469,650
1.375%, 09/14/2017	7,865,000	7,828,428
1.500%, 05/23/2017	11,870,000	11,812,965
1.550%, 01/25/2018	15,790,000	15,694,928
2.668%, 11/01/2033 (P)	54,698	58,288
2.820%, 01/01/2037 (P)	498,715	529,292
4.271%, 09/01/2039 (P)	679,990	716,910
5.500%, 11/01/2035	722,895	791,068
6.000%, 11/01/2028 to 12/01/2028	333,621	371,485
6.500%, 11/01/2037 to 09/01/2039	3,262,328	3,633,049
7.000%, 04/01/2018 to 06/01/2032	419,475	478,003
9.500%, 08/01/2020	30,153	34,928
12.000%, 07/01/2020	2,529	2,756
Federal National Mortgage Association
0.700%, 03/26/2015	8,265,000	8,295,490
1.500%, 04/18/2014	17,575,000	17,584,895
2.125%, 01/01/2033 (P)	25,908	27,089
2.317%, 09/01/2041 (P)	8,754,654	9,025,416
2.338%, 09/01/2033 (P)	202,921	213,687
2.488%, 02/01/2042 (P)	10,637,450	11,008,887
2.603%, 02/01/2042 (P)	7,847,716	8,135,145
3.542%, 07/01/2039 (P)	37,728	39,233
4.274%, 05/01/2034 (P)	128,207	134,636
4.952%, 04/01/2048 (P)	22,358	24,151
5.000%, 04/01/2019 to 03/01/2025	2,336,350	2,522,127
5.500%, 04/01/2018 to 08/01/2040	8,980,116	9,817,155
6.000%, 10/01/2036 to 05/01/2037	8,264,273	9,166,761
6.500%, 02/01/2026 to 01/01/2039	22,799,107	25,487,082
7.000%, 07/01/2022 to 07/01/2034	1,072,904	1,223,819
7.500%, 09/01/2029 to 02/01/2031	207,665	244,599
8.000%, 07/01/2014 to 03/01/2033	438,190	516,190
8.500%, 08/01/2019	93,299	105,886
9.000%, 05/01/2021	2,057	2,158
11.500%, 09/15/2013 to 09/01/2019	10,202	10,758
12.000%, 01/01/2013 to 04/20/2016	31,349	34,488
12.500%, 09/20/2015	5,495	6,067
13.500%, 11/15/2014	501	502
Government National Mortgage Association
3.000%, 07/20/2041 (P)	14,617,371	15,251,845
3.500%, 10/20/2039 to 07/20/2041 (P)	22,298,538	23,648,161
3.750%, 10/20/2039 (P)	1,578,141	1,658,160
4.000%, 08/20/2039 to 12/20/2039 (P)	6,688,171	7,036,552
5.000%, 03/20/2040	218,520	241,227
6.000%, 09/15/2038 to 01/20/2039	1,135,034	1,274,223
6.500%, 02/15/2034 to 09/15/2034	532,792	612,871
7.500%, 02/15/2022 to 12/15/2027	195,947	228,284
8.000%, 12/15/2025	102,800	117,540
8.500%, 11/15/2015 to 06/15/2025	234,618	273,690
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,485,618
4.500%, 04/01/2018	10,349,000	12,052,704
4.875%, 12/15/2016	8,501,000	9,937,575
5.500%, 07/18/2017	9,413,000	11,380,543

		442,828,888

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $515,208,331)		$523,400,015

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.9%
U.S. Government Agency - 7.9%
Federal Home Loan Mortgage Corp.
Series K706, Class X1 IO,
1.595%, 10/25/2018 (P)	$15,749,978	$1,381,840
Series K017, Class X1 IO,
1.609%, 12/25/2021 (P)	4,665,000	477,967
Series 3956, Class DJ,
3.250%, 10/15/2036	5,338,838	5,515,637
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	762,466
Series 3499, Class PA,
4.500%, 08/15/2036	1,298,082	1,382,655
Series 3947, Class PA,
4.500%, 01/15/2041	1,326,779	1,443,408
Federal National Mortgage Association
Series 20011-146, Class MA,
3.500%, 08/25/2041	7,733,135	8,118,903
Series 2003-W14, Class 2A,
3.602%, 01/25/2043 (P)	1,016,588	1,075,201
Class 2011-132, Series PA,
4.500%, 08/25/2039	15,300,816	16,629,002
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	8,018,876	8,505,964

		45,293,043

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $45,211,256)		$45,293,043

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160% or
7.875%) 12/31/2012 (I)	39,750	55,253
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then the
higher of 3 month LIBOR + 4.230% or
7.750%) 12/31/2015 (I)	28,575	39,434

		94,687

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$94,687

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENT - 0.1%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $431,000 on 04/02/2012,
collateralized by $445,000 Federal Home
Loan Mortgage Corp., 0.550% due
02/13/2015 (valued at $444,444,
including interest)	$431,000	$431,000

TOTAL SHORT-TERM INVESTMENTS (Cost $431,000)		$431,000

Total Investments (Short Term Government Income Trust)
(Cost $562,558,712) - 99.5%		$569,218,745
Other assets and liabilities, net - 0.5%		3,047,230

TOTAL NET ASSETS - 100.0%		$572,265,975

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 23.2%
Auto Components - 2.0%
Dana Holding Corp.	302,730	$4,692,313
Tenneco, Inc. (I)(L)	116,530	4,329,090

		9,021,403
Diversified Consumer Services - 1.3%
American Public Education, Inc. (I)(L)	78,690	2,990,220
Sotheby’s	65,176	2,564,024

		5,554,244
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (I)	162,339	2,753,269
Buffalo Wild Wings, Inc. (I)	39,160	3,551,420
Red Robin Gourmet Burgers, Inc. (I)	51,990	1,933,508
The Cheesecake Factory, Inc. (I)(L)	128,082	3,764,330

		12,002,527
Household Durables - 3.8%
Lennar Corp., Class A (L)	132,040	3,588,847
Meritage Homes Corp. (I)(L)	84,482	2,286,083
PulteGroup, Inc. (I)(L)	487,640	4,315,614
Tempur-Pedic International, Inc. (I)(L)	74,598	6,298,309

		16,488,853
Internet & Catalog Retail - 2.1%
Shutterfly, Inc. (I)(L)	147,526	4,621,990
TripAdvisor, Inc. (I)(L)	123,766	4,414,733

		9,036,723
Leisure Equipment & Products - 0.9%
Brunswick Corp. (L)	102,942	2,650,757
Leapfrog Enterprises, Inc. (I)	136,200	1,138,632

		3,789,389
Specialty Retail - 7.6%
DSW, Inc., Class A (L)	100,720	5,516,434
Express, Inc. (I)	239,230	5,975,965
GNC Holdings, Inc., Class A	172,200	6,008,058
Hibbett Sports, Inc. (I)	35,100	1,914,705
Rent-A-Center, Inc. (L)	144,180	5,442,795
Rue21, Inc. (I)(L)	160,999	4,723,711
Urban Outfitters, Inc. (I)	125,100	3,641,661

		33,223,329
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. (I)(L)	32,930	2,076,237
Hanesbrands, Inc. (I)	183,582	5,423,012
Steven Madden, Ltd. (I)	70,730	3,023,708
Vera Bradley, Inc. (I)(L)	66,689	2,013,341

		12,536,298

		101,652,766
Consumer Staples - 0.9%
Personal Products - 0.9%
Elizabeth Arden, Inc. (I)	118,066	4,129,949
Energy - 7.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (I)(L)	117,020	5,253,028
Gulfmark Offshore, Inc., Class A (I)	108,060	4,966,438
ION Geophysical Corp. (I)(L)	362,786	2,339,970
Tidewater, Inc. (L)	62,490	3,375,710

		15,935,146
Oil, Gas & Consumable Fuels - 3.9%
Bonanza Creek Energy, Inc. (I)	153,531	3,354,652
Carrizo Oil & Gas, Inc. (I)(L)	136,390	3,854,381

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp. (I)	350,640	$3,744,835
Rosetta Resources, Inc. (I)(L)	121,170	5,908,249

		16,862,117

		32,797,263
Financials - 4.1%
Capital Markets - 0.9%
Knight Capital Group, Inc., Class A (I)(L)	219,550	2,825,609
Manning & Napier, Inc. (I)	74,040	1,088,388

		3,913,997
Commercial Banks - 1.1%
East West Bancorp, Inc.	26,050	601,495
Pinnacle Financial Partners, Inc. (I)(L)	105,490	1,935,742
Western Alliance Bancorp (I)	240,730	2,038,983

		4,576,220
Consumer Finance - 0.1%
Netspend Holdings, Inc. (I)(L)	62,100	481,896
Real Estate Investment Trusts - 2.0%
Coresite Realty Corp.	140,660	3,318,169
Pebblebrook Hotel Trust	121,980	2,754,308
Strategic Hotels & Resorts, Inc. (I)	427,630	2,813,805

		8,886,282

		17,858,395
Health Care - 14.5%
Biotechnology - 5.4%
Algeta ASA (I)	47,886	1,208,965
Amylin Pharmaceuticals, Inc. (I)	83,120	2,074,675
Ardea Biosciences, Inc. (I)(L)	106,418	2,315,656
Exelixis, Inc. (I)(L)	340,150	1,761,977
Immunogen, Inc. (I)(L)	172,970	2,489,038
Incyte Corp. (I)(L)	159,780	3,083,754
Ironwood Pharmaceuticals, Inc. (I)(L)	210,630	2,803,485
NPS Pharmaceuticals, Inc. (I)	258,120	1,765,541
Onyx Pharmaceuticals, Inc. (I)	77,710	2,928,113
Seattle Genetics, Inc. (I)(L)	160,270	3,266,303

		23,697,507
Health Care Equipment & Supplies - 3.6%
Gen-Probe, Inc. (I)	85,850	5,701,299
HeartWare International, Inc. (I)(L)	59,435	3,904,285
Insulet Corp. (I)(L)	183,010	3,502,811
Volcano Corp. (I)(L)	99,800	2,829,330

		15,937,725
Health Care Providers & Services - 2.0%
Catalyst Health Solutions, Inc. (I)(L)	51,210	3,263,613
Health Net, Inc. (I)	65,120	2,586,566
WellCare Health Plans, Inc. (I)	38,070	2,736,472

		8,586,651
Health Care Technology - 1.6%
SXC Health Solutions Corp. (I)	94,140	7,056,734
Vocera Communications, Inc. (I)	6,300	147,420

		7,204,154
Life Sciences Tools & Services - 0.9%
PAREXEL International Corp. (I)	139,801	3,770,433
Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd. (I)(L)	87,870	4,613,175

		63,809,645

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 16.6%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (I)	253,123	$3,376,661
Esterline Technologies Corp. (I)	38,658	2,762,501
Moog, Inc., Class A (I)	75,682	3,246,001
Teledyne Technologies, Inc. (I)	57,693	3,637,544

		13,022,707
Airlines - 2.0%
Spirit Airlines, Inc. (I)	305,670	6,134,797
US Airways Group, Inc. (I)(L)	365,170	2,771,640

		8,906,437
Building Products - 1.0%
Trex Company, Inc. (I)(L)	139,185	4,465,055
Commercial Services & Supplies - 1.5%
Corrections Corp. of America (I)	120,101	3,279,958
Sykes Enterprises, Inc. (I)	190,505	3,009,979
The Geo Group, Inc. (I)	5,094	96,837

		6,386,774
Electrical Equipment - 0.5%
Polypore International, Inc. (I)(L)	67,780	2,383,145
Machinery - 2.9%
Colfax Corp. (I)	129,370	4,558,999
Meritor, Inc. (I)(L)	369,887	2,984,988
Middleby Corp. (I)	14,800	1,497,464
Sauer-Danfoss, Inc.	36,705	1,725,135
Westport Innovations, Inc. (I)(L)	43,709	1,788,572

		12,555,158
Professional Services - 1.7%
The Advisory Board Company (I)(L)	86,120	7,631,954
Road & Rail - 3.0%
Landstar System, Inc.	81,160	4,684,555
Localiza Rent a Car SA	171,390	3,154,676
Old Dominion Freight Line, Inc. (I)(L)	107,220	5,111,177

		12,950,408
Trading Companies & Distributors - 1.0%
United Rentals, Inc. (I)(L)	103,683	4,446,964

		72,748,602
Information Technology - 29.8%
Communications Equipment - 5.5%
Acme Packet, Inc. (I)(L)	70,890	1,950,893
ADTRAN, Inc.	30,290	944,745
Aruba Networks, Inc. (I)(L)	174,345	3,884,407
Ciena Corp. (I)(L)	163,210	2,642,370
Finisar Corp. (I)(L)	270,190	5,444,329
Ixia (I)(L)	268,710	3,356,188
Riverbed Technology, Inc. (I)(L)	139,530	3,918,002
Ubiquiti Networks, Inc. (I)(L)	67,000	2,119,210

		24,260,144
Electronic Equipment, Instruments & Components - 3.4%
Coherent, Inc. (I)	68,870	4,017,187
Fabrinet (I)	182,101	3,225,009
Jabil Circuit, Inc.	209,680	5,267,162
Universal Display Corp. (I)(L)	65,080	2,377,372

		14,886,730
Internet Software & Services - 3.3%
DealerTrack Holdings, Inc. (I)(L)	102,920	3,114,359
InterActiveCorp (L)	110,070	5,403,336
Liquidity Services, Inc. (I)(L)	41,417	1,855,482

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LivePerson, Inc. (I)	237,241	$3,978,532

		14,351,709
IT Services - 4.6%
Sapient Corp. (L)	509,080	6,338,046
Syntel, Inc.	61,900	3,466,400
VeriFone Systems, Inc. (I)(L)	124,390	6,452,109
Wright Express Corp. (I)(L)	63,350	4,100,646

		20,357,201
Semiconductors & Semiconductor Equipment - 3.0%
Cypress Semiconductor Corp. (I)(L)	250,700	3,918,441
Lattice Semiconductor Corp. (I)	570,503	3,668,334
Skyworks Solutions, Inc. (I)	136,494	3,774,059
Ultratech, Inc. (I)	56,890	1,648,672

		13,009,506
Software - 10.0%
Bottomline Technologies, Inc. (I)	108,040	3,018,638
BroadSoft, Inc. (I)(L)	154,250	5,900,063
Cadence Design Systems, Inc. (I)(L)	836,960	9,909,606
Concur Technologies, Inc. (I)(L)	117,890	6,764,528
Imperva, Inc. (I)	50,200	1,965,330
Jive Software, Inc. (I)(L)	114,330	3,105,203
MicroStrategy, Inc., Class A (I)	35,170	4,923,800
Parametric Technology Corp. (I)	158,910	4,439,945
Pegasystems, Inc. (L)	62,470	2,383,855
Solera Holdings, Inc.	37,500	1,720,875

		44,131,843

		130,997,133
Materials - 1.6%
Chemicals - 1.6%
Methanex Corp.	217,550	7,055,147
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc. (I)	47,940	914,695
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (I)	281,680	2,540,754

		3,455,449

TOTAL COMMON STOCKS (Cost $382,699,382)		$434,504,349

SECURITIES LENDING COLLATERAL - 28.5%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	12,509,046	125,198,038

TOTAL SECURITIES LENDING
COLLATERAL (Cost $125,190,184)		$125,198,038

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 1.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.100% to
be repurchased at $6,600,055 on
04/02/2012, collateralized by $6,397,781
Government National Mortgage Association,
4.500%-5.000% due 01/15/2039-05/15/2041
(valued at $6,732,000 including interest)	$6,600,000	$6,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,600,000)		$6,600,000

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.9%
Financials - 0.9%
iShares Russell 2000 Growth Index Fund (L)	42,050	$4,010,729

TOTAL INVESTMENT COMPANIES (Cost $3,999,022)		$4,010,729

Total Investments (Small Cap Growth Trust)
(Cost $518,488,588) - 129.9%		$570,313,116
Other assets and liabilities, net - (29.9%)		(131,414,936)

TOTAL NET ASSETS - 100.0%		$438,898,180

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 13.8%
Auto Components - 0.9%
American Axle &
Manufacturing Holdings, Inc. (I)	40,422	$473,342
Amerigon, Inc. (I)	13,540	219,077
Cooper Tire & Rubber Company	37,399	569,213
Dana Holding Corp.	87,843	1,361,567
Dorman Products, Inc. (I)	6,465	327,129
Drew Industries, Inc. (I)(L)	11,485	313,655
Exide Technologies (I)	48,905	153,073
Fuel Systems Solutions, Inc. (I)	10,276	268,820
Modine Manufacturing Company (I)	28,706	253,474
Motorcar Parts of America, Inc. (I)	8,708	83,771
Spartan Motors, Inc. (L)	21,392	113,164
Standard Motor Products, Inc.	11,969	212,330
Stoneridge, Inc. (I)	16,709	165,252
Superior Industries International, Inc.	14,419	281,747
Tenneco, Inc. (I)(L)	36,384	1,351,666

		6,147,280
Automobiles - 0.0%
Winnebago Industries, Inc. (I)(L)	17,880	175,224
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	7,053	288,750
Pool Corp.	28,915	1,081,999
VOXX International Corp. (I)	12,270	166,381
Weyco Group, Inc.	5,069	120,135

		1,657,265
Diversified Consumer Services - 1.2%
American Public Education, Inc. (I)(L)	10,809	410,742
Archipelago Learning, Inc. (I)	8,907	99,046
Ascent Capital Group, Inc., Class A (I)(L)	8,787	415,537
Bridgepoint Education, Inc. (I)(L)	10,870	269,033
Capella Education Company (I)	8,797	316,252
Coinstar, Inc. (I)	18,792	1,194,232
Corinthian Colleges, Inc. (I)	48,314	200,020
Grand Canyon Education, Inc. (I)(L)	17,504	310,871
Hillenbrand, Inc.	37,568	862,186
K12, Inc. (I)(L)	15,595	368,510
Lincoln Educational Services Corp.	14,494	114,648
Mac-Gray Corp.	8,199	124,051
Matthews International Corp., Class A (L)	17,846	564,647
Regis Corp. (L)	34,362	633,292
Sotheby’s	40,489	1,592,837
Steiner Leisure, Ltd. (I)	9,071	442,937

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Stewart Enterprises, Inc., Class A (L)	47,490	$288,264
Strayer Education, Inc. (L)	7,345	692,487
Universal Technical Institute, Inc.	13,229	174,491

		9,074,083
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (I)	15,372	260,709
Ambassadors Group, Inc.	13,514	72,300
Ameristar Casinos, Inc.	19,822	369,284
Benihana, Inc.	9,350	122,018
Biglari Holdings, Inc. (I)	727	292,872
BJ’s Restaurants, Inc. (I)(L)	14,454	727,759
Bob Evans Farms, Inc.	18,312	690,729
Boyd Gaming Corp. (I)(L)	33,117	259,637
Bravo Brio Restaurant Group, Inc. (I)	12,207	243,652
Buffalo Wild Wings, Inc. (I)(L)	10,952	993,237
Caesars Entertainment Corp. (I)	18,000	265,320
Caribou Coffee Company, Inc. (I)(L)	8,013	149,362
Carrols Restaurant Group, Inc. (I)	8,593	131,043
CEC Entertainment, Inc.	12,051	456,853
Churchill Downs, Inc.	7,685	429,592
Cracker Barrel Old Country Store, Inc. (L)	13,767	768,199
Denny’s Corp. (I)	61,236	247,393
DineEquity, Inc. (I)(L)	9,383	465,397
Domino’s Pizza, Inc.	34,796	1,263,095
Gaylord Entertainment Company (I)(L)	21,394	658,935
International Speedway Corp., Class A	17,727	491,924
Interval Leisure Group, Inc.	24,644	428,806
Isle of Capri Casinos, Inc. (I)(L)	13,897	98,113
Jack in the Box, Inc. (I)(L)	26,592	637,410
Jamba, Inc. (I)	47,089	97,474
Krispy Kreme Doughnuts, Inc. (I)(L)	35,215	257,070
Life Time Fitness, Inc. (I)(L)	25,294	1,279,118
Marcus Corp.	13,069	164,016
Morgans Hotel Group Company (I)	16,276	80,566
Multimedia Games
Holding Company, Inc. (I)(L)	17,176	188,249
O’Charley’s, Inc. (I)(L)	12,255	120,589
Orient Express Hotels, Ltd., Class A (I)(L)	57,476	586,255
P.F. Chang’s China Bistro, Inc. (L)	12,908	510,124
Papa John’s International, Inc. (I)(L)	11,278	424,729
Peet’s Coffee & Tea, Inc. (I)(L)	7,663	564,763
Pinnacle Entertainment, Inc. (I)	37,430	430,819
Red Lion Hotels Corp. (I)	11,421	93,766
Red Robin Gourmet Burgers, Inc. (I)(L)	7,852	292,016
Ruby Tuesday, Inc. (I)	38,987	355,951
Ruth’s Hospitality Group, Inc. (I)(L)	22,555	171,192
Scientific Games Corp., Class A (I)	35,438	413,207
Shuffle Master, Inc. (I)	32,941	579,762
Six Flags Entertainment Corp.	24,796	1,159,709
Sonic Corp. (I)	37,991	291,771
Speedway Motorsports, Inc.	7,550	141,034
Texas Roadhouse, Inc., Class A	37,966	631,754
The Cheesecake Factory, Inc. (I)(L)	34,539	1,015,101
Town Sports International Holdings, Inc. (I)	13,019	164,430
Vail Resorts, Inc. (L)	21,581	933,378

		21,470,482
Household Durables - 0.8%
American Greetings Corp., Class A (L)	24,379	373,974
Beazer Homes USA, Inc. (I)(L)	46,583	151,395
Blyth, Inc.	3,157	236,238
Cavco Industries, Inc. (I)	4,281	199,409
CSS Industries, Inc.	5,424	105,551
Ethan Allen Interiors, Inc.	14,572	368,963

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Helen of Troy, Ltd. (I)	18,550	$630,886
Hovnanian Enterprises, Inc., Class A (I)(L)	39,631	97,096
iRobot Corp. (I)	14,555	396,769
KB Home (L)	46,583	414,589
La-Z-Boy, Inc. (I)	31,289	468,083
Libbey, Inc. (I)	12,808	165,736
Lifetime Brands, Inc.	6,534	73,442
M/I Homes, Inc. (I)	11,546	142,709
MDC Holdings, Inc.	22,571	582,106
Meritage Homes Corp. (I)(L)	16,680	451,361
Ryland Group, Inc.	26,736	515,470
Skullcandy, Inc. (I)(L)	6,550	103,687
Standard Pacific Corp. (I)	63,026	281,096
Universal Electronics, Inc. (I)(L)	10,181	203,416
Zagg, Inc. (I)(L)	13,904	147,800

		6,109,776
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (I)(L)	7,241	238,808
HSN, Inc.	23,878	908,080
NutriSystem, Inc.	16,904	189,832
Orbitz Worldwide, Inc. (I)	13,774	42,011
Overstock.com, Inc. (I)	7,933	41,569
PetMed Express, Inc. (L)	13,376	165,595
Shutterfly, Inc. (I)(L)	17,897	560,713
ValueVision Media, Inc. (I)	27,607	57,146

		2,203,754
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (I)	7,432	318,313
Black Diamond, Inc. (I)	9,858	91,285
Brunswick Corp. (L)	53,279	1,371,934
Callaway Golf Company (L)	39,885	269,623
Jakks Pacific, Inc. (L)	16,756	292,392
Leapfrog Enterprises, Inc. (I)	26,016	217,494
Smith & Wesson Holding Corp. (I)(L)	37,875	293,531
Steinway Musical Instruments, Inc. (I)	4,130	103,250
Sturm Ruger & Company, Inc. (L)	11,323	555,959

		3,513,781
Media - 1.3%
AH Belo Corp.	12,562	61,428
Arbitron, Inc.	16,349	604,586
Belo Corp., Class A	55,840	400,373
Central European
Media Enterprises, Ltd. (I)(L)	22,589	160,382
Cinemark Holdings, Inc. (L)	55,157	1,210,696
Cumulus Media, Inc., Class A (I)(L)	22,582	78,811
Digital Generation, Inc. (I)(L)	16,700	170,507
Entercom
Communications Corp., Class A (I)(L)	15,837	102,782
Entravision Communications Corp., Class A	34,044	58,215
EW Scripps Company (I)	18,963	187,165
Fisher Communications, Inc. (I)	5,512	169,329
Gray Television, Inc. (I)	31,908	60,306
Harte-Hanks, Inc.	27,188	246,051
Journal Communications, Inc., Class A (I)	26,427	148,784
Knology, Inc. (I)	18,423	335,299
LIN TV Corp., Class A (I)	18,416	74,585
Lions Gate Entertainment Corp. (I)(L)	26,660	371,107
Live Nation Entertainment, Inc. (I)	84,565	794,911
Martha Stewart Living
Omnimedia, Inc., Class A	16,758	63,848
MDC Partners, Inc., Class A	15,769	175,351
Meredith Corp. (L)	21,481	697,273
National CineMedia, Inc.	33,689	515,442

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Nexstar Broadcasting Group, Inc. (I)	7,609	$63,231
Outdoor Channel Holdings, Inc.	9,677	70,739
ReachLocal, Inc. (I)	7,157	51,029
Rentrak Corp. (I)	6,362	144,417
Saga Communications, Inc., Class A (I)	2,347	84,023
Scholastic Corp.	15,918	561,587
Sinclair Broadcast Group, Inc., Class A	30,695	339,487
The McClatchy Company, Class A (I)(L)	35,983	103,991
The New York Times Company, Class A (I)	82,289	558,742
Valassis Communications, Inc. (I)	26,861	617,803
Value Line, Inc.	2,001	24,572
World Wrestling
Entertainment, Inc., Class A (L)	17,224	152,777

		9,459,629
Multiline Retail - 0.2%
Fred’s, Inc., Class A (L)	22,374	326,884
Saks, Inc. (I)(L)	69,511	807,023
Tuesday Morning Corp. (I)	29,286	112,458

		1,246,365
Specialty Retail - 3.9%
Aeropostale, Inc. (I)	48,476	1,048,051
Americas Car-Mart, Inc. (I)	5,372	236,261
ANN, Inc. (I)	31,173	892,795
Asbury Automotive Group, Inc. (I)(L)	17,295	466,965
Ascena Retail Group, Inc. (I)	37,639	1,668,160
Barnes & Noble, Inc. (I)(L)	17,786	235,665
Bebe Stores, Inc.	23,111	213,315
Big 5 Sporting Goods Corp.	14,019	109,909
Body Central Corp. (I)	7,182	208,422
Brown Shoe Company, Inc. (L)	25,175	232,365
Build-A-Bear Workshop, Inc. (I)	10,158	53,330
Cabela’s, Inc. (I)(L)	26,003	992,014
Casual Male Retail Group, Inc. (I)	28,251	94,923
Charming Shoppes, Inc. (I)(L)	69,751	411,531
Christopher & Banks Corp.	25,135	46,751
Citi Trends, Inc. (I)(L)	9,935	113,855
Collective Brands, Inc. (I)(L)	37,108	729,543
Conn’s, Inc. (I)(L)	8,940	137,229
Cost Plus, Inc. (I)	11,939	213,708
Destination Maternity Corp.	6,783	125,960
Express, Inc. (I)	32,971	823,616
Francesca’s Holdings Corp. (I)	6,235	197,088
Genesco, Inc. (I)(L)	14,140	1,013,131
GNC Holdings, Inc., Class A	13,586	474,016
Group 1 Automotive, Inc.	13,600	763,912
Haverty Furniture Companies, Inc.	12,089	134,188
hhgregg, Inc. (I)(L)	10,723	122,028
Hibbett Sports, Inc. (I)(L)	16,457	897,729
HOT Topic, Inc.	25,912	263,007
Jos A. Bank Clothiers, Inc. (I)(L)	16,526	833,076
Kirkland’s, Inc. (I)	10,677	172,754
Lithia Motors, Inc., Class A (L)	13,135	344,137
Lumber Liquidators Holdings, Inc. (I)(L)	14,230	357,315
MarineMax, Inc. (I)(L)	14,346	118,068
Monro Muffler Brake, Inc. (L)	18,262	757,690
New York & Company, Inc. (I)	18,454	68,833
Office Depot, Inc. (I)	167,480	577,806
OfficeMax, Inc. (I)	51,624	295,289
Pacific Sunwear of California, Inc. (I)(L)	32,041	56,392
Penske Automotive Group, Inc. (L)	26,821	660,601
PEP Boys - Manny, Moe & Jack	31,315	467,220
Pier 1 Imports, Inc. (L)	58,625	1,065,803
Rent-A-Center, Inc.	35,152	1,326,988

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Rue21, Inc. (I)(L)	9,273	$272,070
Select Comfort Corp. (I)(L)	33,430	1,082,798
Shoe Carnival, Inc. (I)	5,791	186,586
Sonic Automotive, Inc. (L)	24,125	432,079
Stage Stores, Inc. (L)	18,844	306,027
Stein Mart, Inc. (I)	17,012	112,279
Systemax, Inc. (I)(L)	6,616	111,546
Talbots, Inc. (I)(L)	43,852	132,872
Teavana Holdings, Inc. (I)(L)	4,622	91,146
The Buckle, Inc. (L)	16,078	770,136
The Cato Corp., Class A	16,555	457,580
The Children’s Place Retail Stores, Inc. (I)(L)	15,611	806,620
The Finish Line, Inc., Class A	31,132	660,621
The Men’s Wearhouse, Inc.	30,734	1,191,557
The Wet Seal, Inc., Class A (I)(L)	56,434	194,697
Vitamin Shoppe, Inc. (I)	14,908	659,083
West Marine, Inc. (I)	9,372	112,277
Winmark Corp.	1,518	87,953
Zale Corp. (I)	21,552	66,596
Zumiez, Inc. (I)(L)	12,816	462,786

		28,218,748
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc. (I)	29,351	1,460,799
Cherokee, Inc.	6,511	74,160
Columbia Sportswear Company (L)	7,373	349,849
Crocs, Inc. (I)	54,230	1,134,492
Delta Apparel, Inc. (I)	5,238	86,060
G-III Apparel Group, Ltd. (I)	10,040	285,337
Iconix Brand Group, Inc. (I)(L)	44,068	765,902
K-Swiss, Inc., Class A (I)	18,543	76,026
Liz Claiborne, Inc. (I)(L)	56,975	761,186
Maidenform Brands, Inc. (I)(L)	14,299	321,870
Movado Group, Inc.	10,589	259,960
Oxford Industries, Inc.	7,653	388,925
Perry Ellis International, Inc. (I)	7,728	144,282
Quiksilver, Inc. (I)(L)	77,812	314,360
Skechers U.S.A., Inc., Class A (I)(L)	22,819	290,258
Steven Madden, Ltd. (I)	22,745	972,349
The Jones Group, Inc.	48,565	609,976
The Warnaco Group, Inc. (I)(L)	24,248	1,416,083
True Religion Apparel, Inc. (I)	15,617	427,906
Unifi, Inc. (I)	9,403	90,833
Vera Bradley, Inc. (I)(L)	11,920	359,865
Wolverine World Wide, Inc.	29,786	1,107,443

		11,697,921

		100,974,308
Consumer Staples - 3.5%
Beverages - 0.2%
Boston Beer Company, Inc. (I)(L)	5,011	535,125
Central European Distribution Corp. (I)(L)	45,087	230,395
Coca-Cola Bottling Company Consolidated	2,960	185,710
National Beverage Corp. (I)	6,982	111,991

		1,063,221
Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	22,738	1,261,049
Harris Teeter Supermarkets, Inc.	29,373	1,177,857
Ingles Markets, Inc.	9,163	161,635
Nash Finch Company (L)	7,572	215,196
Pricesmart, Inc.	10,740	781,979
Rite Aid Corp. (I)	358,693	624,126
Roundy’s, Inc. (I)	7,200	77,040
Spartan Stores, Inc.	13,893	251,741

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Susser Holdings Corp. (I)	6,024	$154,636
The Andersons, Inc. (L)	11,198	545,231
The Chefs’ Warehouse, Inc. (I)	6,633	153,488
The Fresh Market, Inc. (I)	16,878	809,300
The Pantry, Inc. (I)	14,809	192,665
United Natural Foods, Inc. (I)	29,086	1,357,153
Village Super Market, Inc.	4,096	129,393
Weis Markets, Inc.	6,654	290,114

		8,182,603
Food Products - 1.3%
B&G Foods, Inc. (L)	28,830	648,963
Cal-Maine Foods, Inc. (L)	8,700	332,862
Calavo Growers, Inc.	7,551	202,216
Chiquita Brands International, Inc. (I)	27,852	244,819
Darling International, Inc. (I)	70,531	1,228,650
Diamond Foods, Inc. (L)	13,294	303,369
Dole Food Company, Inc. (I)(L)	22,126	220,817
Fresh Del Monte Produce, Inc.	21,822	498,414
J&J Snack Foods Corp.	8,783	460,756
Lancaster Colony Corp.	11,227	746,146
Limoneira Company (L)	5,447	92,000
Omega Protein Corp. (I)(L)	12,738	96,936
Pilgrim’s Pride Corp. (I)	37,310	278,333
Sanderson Farms, Inc. (L)	13,365	708,746
Seneca Foods Corp., Class A (I)	5,982	157,566
Smart Balance, Inc. (I)	37,509	247,934
Snyders-Lance, Inc. (L)	28,703	741,973
The Hain Celestial Group, Inc. (I)(L)	21,572	945,069
Tootsie Roll Industries, Inc. (L)	15,014	343,978
TreeHouse Foods, Inc. (I)(L)	21,313	1,268,124

		9,767,671
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	25,860	249,032
Spectrum Brands Holdings, Inc. (I)	10,275	359,214
WD-40 Company	9,833	445,927

		1,054,173
Personal Products - 0.5%
Elizabeth Arden, Inc. (I)	14,747	515,850
Inter Parfums, Inc. (L)	10,376	162,799
Medifast, Inc. (I)(L)	8,869	154,853
Nature’s Sunshine Products, Inc. (I)	7,512	120,342
Nu Skin Enterprises, Inc., Class A (L)	32,733	1,895,568
Nutraceutical International Corp. (I)	6,769	98,557
Prestige Brands Holdings, Inc. (I)	30,501	533,157
Revlon, Inc. (I)	7,007	120,871
Schiff Nutrition International, Inc. (I)	8,083	99,340
Synutra International, Inc. (I)(L)	11,696	68,772
USANA Health Sciences, Inc. (I)(L)	4,002	149,395

		3,919,504
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	55,639	209,759
Star Scientific, Inc. (I)(L)	64,868	212,767
Universal Corp. (L)	13,706	638,700
Vector Group, Ltd. (L)	29,078	515,262

		1,576,488

		25,563,660
Energy - 6.3%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (I)(L)	14,216	246,648
Bristow Group, Inc.	21,714	1,036,409
C&J Energy Services, Inc. (I)(L)	7,151	127,216

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Cal Dive International, Inc. (I)	58,660	$193,578
Dawson Geophysical Company (I)	4,853	166,701
Dril-Quip, Inc. (I)(L)	20,487	1,332,065
Exterran Holdings, Inc. (I)(L)	38,663	509,965
Global Geophysical Services, Inc. (I)	11,792	125,113
Gulf Islands Fabrication, Inc.	8,677	253,976
Gulfmark Offshore, Inc., Class A (I)	14,254	655,114
Heckmann Corp. (I)(L)	59,606	256,902
Helix Energy Solutions Group, Inc. (I)(L)	63,430	1,129,054
Hercules Offshore, Inc. (I)	69,387	328,201
Hornbeck Offshore Services, Inc. (I)	18,451	775,496
ION Geophysical Corp. (I)(L)	79,005	509,582
Key Energy Services, Inc. (I)	74,622	1,152,910
Lufkin Industries, Inc. (L)	18,220	1,469,443
Matrix Service Company (I)	16,480	230,885
Mitcham Industries, Inc. (I)	7,468	167,731
Natural Gas Services Group, Inc. (I)	8,006	105,679
Newpark Resources, Inc. (I)(L)	53,991	442,186
OYO Geospace Corp. (I)	2,634	277,439
Parker Drilling Company (I)	69,790	416,646
PHI, Inc. (I)	8,253	191,057
Pioneer Drilling Company (I)	37,130	326,744
RigNet, Inc. (I)	3,980	69,769
Tesco Corp. (I)	18,273	259,294
Tetra Technologies, Inc. (I)	46,361	436,721
Union Drilling, Inc. (I)	10,028	55,756
Vantage Drilling Company (I)	111,814	178,902
Willbros Group, Inc. (I)	25,507	82,643

		13,509,825
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corp. (I)(L)	50,843	158,630
Alon USA Energy, Inc.	7,100	64,255
Amyris, Inc. (I)(L)	11,328	58,679
Apco Oil and Gas International, Inc. (L)	5,482	373,708
Approach Resources, Inc. (I)	15,735	581,408
ATP Oil & Gas Corp. (I)(L)	27,422	201,552
Berry Petroleum Company, Class A (L)	30,892	1,455,940
Bill Barrett Corp. (I)(L)	28,207	733,664
BPZ Resources, Inc. (I)(L)	62,563	252,129
Callon Petroleum Company (I)	24,434	153,690
Carrizo Oil & Gas, Inc. (I)(L)	23,544	665,353
Cheniere Energy, Inc. (I)(L)	49,824	746,364
Clayton Williams Energy, Inc. (I)(L)	3,563	283,045
Clean Energy Fuels Corp. (I)(L)	30,054	639,549
Cloud Peak Energy, Inc. (I)(L)	36,420	580,171
Comstock Resources, Inc. (I)(L)	28,660	453,688
Contango Oil & Gas Company (I)(L)	7,374	434,402
Crosstex Energy, Inc. (L)	24,732	349,710
CVR Energy, Inc. (I)	52,661	1,408,682
Delek US Holdings, Inc.	8,563	132,812
Endeavour International Corp. (I)(L)	22,731	269,362
Energy Partners, Ltd. (I)	17,500	290,675
Energy XXI Bermuda, Ltd. (I)	45,131	1,629,680
Evolution Petroleum Corp. (I)	10,394	96,664
Frontline, Ltd. (L)	31,739	244,073
FX Energy, Inc. (I)(L)	32,297	175,696
Gastar Exploration, Ltd. (I)	37,464	112,017
GeoResources, Inc. (I)(L)	12,025	393,699
GMX Resources, Inc. (I)(L)	47,622	60,480
Golar LNG, Ltd. (L)	23,821	906,389
Goodrich Petroleum Corp. (I)(L)	15,516	295,114
Green Plains Renewable Energy, Inc. (I)(L)	11,919	128,606
Gulfport Energy Corp. (I)	27,316	795,442
Harvest Natural Resources, Inc. (I)(L)	21,285	150,698

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Houston American Energy Corp. (I)	10,368	$54,121
Hyperdynamics Corp. (I)(L)	94,311	121,661
James River Coal Company (I)(L)	21,800	111,616
KiOR, Inc., Class A (I)(L)	7,014	93,777
Knightsbridge Tankers, Ltd.	14,339	206,195
Kodiak Oil & Gas Corp. (I)	154,352	1,537,346
Magnum Hunter Resources Corp. (I)(L)	67,305	431,425
McMoRan Exploration Company (I)(L)	59,035	631,675
Miller Energy Resources, Inc. (I)(L)	20,914	88,257
Nordic American Tanker Shipping, Ltd. (L)	28,874	458,519
Northern Oil and Gas, Inc. (I)(L)	37,955	787,187
Oasis Petroleum, Inc. (I)(L)	35,564	1,096,438
Overseas Shipholding Group, Inc. (L)	17,049	215,329
Panhandle Oil and Gas, Inc.	4,674	137,790
Patriot Coal Corp. (I)(L)	55,062	343,587
Penn Virginia Corp. (L)	29,656	134,935
Petroleum Development Corp. (I)	14,148	524,749
Petroquest Energy, Inc. (I)(L)	34,099	209,368
Rentech, Inc. (I)	134,868	280,525
Resolute Energy Corp. (I)(L)	28,069	319,425
REX American Resources Corp. (I)	4,097	125,778
Rex Energy Corp. (I)(L)	21,208	226,501
Rosetta Resources, Inc. (I)	31,773	1,549,251
Sanchez Energy Corp.	3,350	75,208
Scorpio Tankers, Inc. (I)	19,133	135,079
SemGroup Corp., Class A (I)	25,045	729,811
Ship Finance International, Ltd. (L)	27,453	420,031
Solazyme, Inc. (I)(L)	7,208	105,453
Stone Energy Corp. (I)	29,460	842,261
Swift Energy Company (I)(L)	25,432	738,291
Syntroleum Corp. (I)(L)	59,968	57,869
Targa Resources Corp.	9,848	447,592
Teekay Tankers, Ltd., Class A	28,067	170,367
Triangle Petroleum Corp. (I)(L)	26,120	180,228
Ur-Energy, Inc. (I)	69,955	85,345
Uranerz Energy Corp. (I)(L)	40,190	101,279
Uranium Energy Corp. (I)	46,753	182,337
Uranium Resources, Inc. (I)(L)	61,453	55,916
USEC, Inc. (I)(L)	71,943	76,260
Vaalco Energy, Inc. (I)	30,692	290,039
Venoco, Inc. (I)	18,487	200,399
Voyager Oil & Gas, Inc. (I)	32,306	78,504
W&T Offshore, Inc.	20,765	437,726
Warren Resources, Inc. (I)	44,844	146,191
Western Refining, Inc.	31,719	596,952
Westmoreland Coal Company (I)	6,718	75,040
World Fuel Services Corp. (L)	42,217	1,730,874
Zion Oil & Gas, Inc. (I)(L)	21,121	55,759

		32,976,292

		46,486,117
Financials - 22.1%
Capital Markets - 1.9%
Apollo Investment Corp.	117,291	840,976
Arlington Asset Investment Corp.	4,059	90,110
Artio Global Investors, Inc. (L)	19,974	95,276
BGC Partners, Inc., Class A	45,426	335,698
BlackRock Kelso Capital Corp.	43,189	424,116
Calamos Asset Management, Inc.	11,566	151,630
Capital Southwest Corp.	1,748	165,273
Cohen & Steers, Inc. (L)	10,617	338,682
Cowen Group, Inc., Class A (I)	42,444	115,023
Diamond Hill Investment Group, Inc.	1,635	120,418
Duff & Phelps Corp.	18,534	288,018

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Edelman Financial Group, Inc.	13,063	$86,346
Epoch Holding Corp.	8,774	209,523
Evercore Partners, Inc., Class A	12,415	360,904
FBR Capital Markets Corp. (I)	29,740	76,432
Fifth Street Finance Corp.	43,106	420,715
Financial Engines, Inc. (I)(L)	23,134	517,276
FXCM, Inc. (L)	11,010	143,020
GAMCO Investors, Inc., Class A	4,124	204,592
GFI Group, Inc. (L)	41,739	156,939
Gladstone Capital Corp. (L)	13,822	112,096
Gladstone Investment Corp.	14,754	111,688
Gleacher & Company, Inc. (I)	47,987	65,262
Golub Capital BDC Inc. (L)	6,637	101,347
Harris & Harris Group, Inc. (I)	21,200	87,980
Hercules Technology Growth Capital, Inc.	26,931	298,395
HFF, Inc. (I)	17,687	291,305
ICG Group, Inc. (I)	22,560	201,912
INTL FCStone, Inc. (I)(L)	8,131	171,564
Investment Technology Group, Inc. (I)	24,446	292,374
JMP Group, Inc.	10,275	75,830
KBW, Inc. (L)	20,029	370,537
Knight Capital Group, Inc., Class A (I)(L)	60,048	772,818
Kohlberg Capital Corp.	13,596	93,948
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	63,063	112,252
Main Street Capital Corp.	13,671	336,717
Manning & Napier, Inc.	8,340	122,598
MCG Capital Corp.	47,143	200,358
Medallion Financial Corp.	10,098	112,694
Medley Capital Corp.	7,017	79,082
MVC Capital, Inc.	14,965	196,490
NGP Capital Resources Company	14,456	94,687
Oppenheimer Holdings, Inc., Class A	6,649	115,360
PennantPark Investment Corp.	27,119	282,038
Piper Jaffray Companies (I)(L)	9,418	250,707
Prospect Capital Corp.	64,877	712,349
Safeguard Scientifics, Inc. (I)	12,392	213,142
Solar Capital Ltd.	21,649	477,793
Solar Senior Capital, Ltd.	5,403	87,042
Stifel Financial Corp. (I)	32,198	1,218,372
SWS Group, Inc. (L)	17,586	100,592
THL Credit, Inc.	6,361	81,802
TICC Capital Corp.	19,392	188,878
Triangle Capital Corp.	13,452	265,677
Virtus Investment Partners, Inc. (I)	3,225	276,641
Walter Investment Management Corp.	15,679	353,561
Westwood Holdings Group, Inc.	4,009	155,269

		14,222,124
Commercial Banks - 6.3%
1st Source Corp.	9,119	223,142
1st United Bancorp, Inc. (I)(L)	19,010	115,011
Alliance Financial Corp. (L)	3,507	106,297
Ameris Bancorp (I)	14,772	194,104
Ames National Corp. (L)	5,595	133,161
Arrow Financial Corp.	6,614	161,382
BancFirst Corp.	4,051	176,462
Banco Latinoamericano de
Comercio Exterior SA	16,709	352,727
Bancorp, Inc. (I)	18,610	186,844
BancorpSouth, Inc.	50,018	673,742
Bank of Marin Bancorp	3,721	141,435
Bank of the Ozarks, Inc. (L)	16,560	517,666
Banner Corp.	10,133	223,230
BBCN Bancorp, Inc. (I)	44,524	495,552

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc. (L)	45,814	$454,017
Bridge Bancorp, Inc. (L)	5,326	111,686
Bryn Mawr Bank Corp.	7,353	165,001
Camden National Corp.	4,924	173,079
Capital City Bank Group, Inc. (L)	8,319	61,977
Cardinal Financial Corp.	17,763	200,722
Cathay General Bancorp	47,144	834,449
Centerstate Banks, Inc.	19,797	161,544
Central Pacific Financial Corp. (I)	9,331	120,836
Chemical Financial Corp.	16,308	382,260
Citizens & Northern Corp.	7,732	154,640
City Holding Company (L)	9,063	314,667
CNB Financial Corp. (L)	8,302	138,726
CoBiz Financial, Inc. (L)	21,173	149,693
Columbia Banking System, Inc. (L)	23,798	542,118
Community Bank Systems, Inc. (L)	21,760	626,253
Community Trust Bancorp, Inc.	8,173	262,108
CVB Financial Corp.	53,382	626,705
Eagle Bancorp, Inc. (I)	10,879	182,114
Enterprise Financial Services Corp.	10,107	118,656
Financial Institutions, Inc.	8,673	140,242
First Bancorp, Inc.	6,669	98,901
First Bancorp/Troy NC	9,918	108,404
First Busey Corp. (L)	47,531	234,803
First Commonwealth Financial Corp. (L)	62,866	384,740
First Community Bancshares, Inc. (L)	10,021	133,881
First Connecticut Bancorp, Inc.	11,352	149,733
First Financial Bancorp	35,002	605,535
First Financial Bankshares, Inc. (L)	18,705	658,603
First Financial Corp./Indiana	6,783	215,360
First Interstate Bancsystem, Inc.	10,257	149,957
First Merchants Corp.	16,918	208,768
First Midwest Bancorp, Inc. (L)	44,908	537,998
First of Long Island Corp.	5,250	139,125
FirstMerit Corp.	65,070	1,097,080
FNB Corp. (L)	80,415	971,413
German American Bancorp, Inc.	8,510	165,349
Glacier Bancorp, Inc. (L)	43,274	646,514
Great Southern Bancorp, Inc. (L)	6,259	150,216
Hancock Holding Company (L)	45,408	1,612,438
Hanmi Financial Corp. (I)(L)	19,247	194,780
Heartland Financial USA, Inc.	8,765	151,985
Heritage Financial Corp. (L)	10,267	139,631
Home Bancshares, Inc.	13,288	353,594
Hudson Valley Holding Corp.	9,574	154,429
IBERIABANK Corp. (L)	17,676	945,136
Independent Bank Corp. - MA (L)	12,831	368,635
International Bancshares Corp.	31,696	670,370
Investors Bancorp, Inc. (I)	27,949	419,794
Lakeland Bancorp, Inc.	14,924	146,998
Lakeland Financial Corp.	9,957	259,181
MainSource Financial Group, Inc.	12,791	154,132
MB Financial, Inc.	32,697	686,310
Merchants Bancshares, Inc.	3,671	103,449
Metro Bancorp, Inc. (I)	9,402	109,909
National Bankshares, Inc. (L)	4,877	146,798
National Penn Bancshares, Inc. (L)	73,898	653,997
NBT Bancorp, Inc.	20,304	448,312
Old National Bancorp (L)	56,448	741,727
OmniAmerican Bancorp, Inc. (I)	8,407	162,760
Oriental Financial Group, Inc.	26,849	324,873
Orrstown Financial Services, Inc.	5,538	48,568
Pacific Capital Bancorp (I)	2,541	115,895
Pacific Continental Corp.	12,682	119,464
PacWest Bancorp	17,882	434,533

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Park National Corp. (L)	7,698	$532,471
Park Sterling Corp. (I)	22,078	105,974
Penns Woods Bancorp, Inc.	3,008	122,967
Peoples Bancorp, Inc.	7,058	123,797
Pinnacle Financial Partners, Inc. (I)(L)	20,561	377,294
PrivateBancorp, Inc.	36,234	549,670
Prosperity Bancshares, Inc. (L)	27,829	1,274,568
Renasant Corp. (L)	15,324	249,475
Republic Bancorp, Inc., Class A	5,937	142,013
S&T Bancorp, Inc. (L)	16,801	364,414
Sandy Spring Bancorp, Inc.	14,401	261,666
SCBT Financial Corp.	8,399	274,731
Seacoast Banking Corp. of Florida (I)(L)	47,511	83,619
Sierra Bancorp	8,141	80,026
Signature Bank (I)(L)	27,410	1,727,926
Simmons First National Corp., Class A	10,454	270,027
Southside Bancshares, Inc. (L)	10,276	227,100
Southwest Bancorp, Inc. (I)	12,543	115,646
State Bank Financial Corp. (I)	18,889	330,746
StellarOne Corp.	14,397	170,892
Sterling Bancorp	19,330	185,375
Sterling Financial Corp. (I)	16,279	339,906
Suffolk Bancorp (I)	6,616	85,942
Sun Bancorp, Inc. (I)	25,595	90,350
Susquehanna Bancshares, Inc. (L)	93,679	925,549
SVB Financial Group (I)(L)	25,664	1,651,222
SY Bancorp, Inc. (L)	7,711	178,895
Taylor Capital Group, Inc. (I)(L)	8,464	121,458
Texas Capital Bancshares, Inc. (I)(L)	22,163	767,283
Tompkins Financial Corp. (L)	4,994	200,060
TowneBank (L)	15,237	205,547
TriCo Bancshares (L)	9,208	160,403
Trustmark Corp. (L)	37,921	947,267
UMB Financial Corp. (L)	18,998	849,876
Umpqua Holdings Corp.	68,578	929,918
Union First Market Bankshares Corp.	12,368	173,152
United Bankshares, Inc. (L)	29,733	858,094
United Community Banks, Inc. (I)(L)	25,027	244,013
Univest Corp. of Pennsylvania	10,977	184,194
Virginia Commerce Bancorp, Inc. (I)	15,037	132,025
Washington Banking Company	10,225	141,207
Washington Trust Bancorp, Inc.	8,732	210,790
Webster Financial Corp. (L)	42,935	973,336
WesBanco, Inc. (L)	13,674	275,394
West Bancorp, Inc.	10,587	105,764
West Coast Bancorp (I)	11,754	222,386
Westamerica Bancorp.	17,098	820,704
Western Alliance Bancorp (I)	41,968	355,469
Wilshire Bancorp, Inc. (I)	38,473	185,825
Wintrust Financial Corp. (L)	20,957	750,051

		46,602,803
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	33,233	348,614
Cash America International, Inc. (L)	17,583	842,753
Credit Acceptance Corp. (I)	3,946	398,585
DFC Global Corp. (I)	26,220	494,771
EZCORP, Inc., Class A (I)	28,201	915,263
First Cash Financial Services, Inc. (I)	18,825	807,404
Nelnet, Inc., Class A	15,455	400,439
Netspend Holdings, Inc. (I)(L)	16,323	126,666
Nicholas Financial, Inc.	7,061	93,135
World Acceptance Corp. (I)(L)	9,016	552,230

		4,979,860

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.3%
Compass Diversified Holdings	24,239	$358,495
MarketAxess Holdings, Inc.	17,213	641,873
NewStar Financial, Inc. (I)	17,015	189,207
PHH Corp. (I)(L)	33,764	522,329
PICO Holdings, Inc. (I)	13,833	324,384

		2,036,288
Insurance - 2.7%
Alterra Capital Holdings, Ltd. (L)	54,150	1,244,367
American Equity Investment Life
Holding Company (L)	35,872	458,085
American Safety Insurance Holdings, Ltd. (I)	7,064	133,156
AMERISAFE, Inc. (I)	11,256	278,473
Amtrust Financial Services, Inc. (L)	14,650	393,792
Argo Group International Holdings, Ltd.	16,586	495,424
Baldwin & Lyons, Inc., Class B	5,885	131,706
Citizens, Inc., Class A (I)(L)	23,384	231,034
CNO Financial Group, Inc. (I)	132,803	1,033,207
Crawford & Company, Class B	16,942	83,016
Delphi Financial Group, Inc., Class A	28,905	1,294,077
eHealth, Inc. (I)(L)	12,642	206,191
Employers Holdings, Inc.	21,087	373,451
Enstar Group, Ltd. (I)	4,119	407,740
FBL Financial Group, Inc., Class A	7,668	258,412
First American Financial Corp.	63,410	1,054,508
Flagstone Reinsurance Holdings SA	32,107	252,682
Global Indemnity PLC (I)	8,553	166,698
Greenlight Capital Re, Ltd., Class A (I)	16,978	418,168
Hallmark Financial Services, Inc. (I)	8,471	66,836
Harleysville Group, Inc. (L)	7,325	422,653
Hilltop Holdings, Inc. (I)	25,325	212,477
Horace Mann Educators Corp.	23,848	420,202
Infinity Property & Casualty Corp.	7,546	394,882
Kansas City Life Insurance Company	3,148	101,366
Maiden Holdings, Ltd.	31,094	279,846
Meadowbrook Insurance Group, Inc.	32,607	304,223
Montpelier Re Holdings, Ltd.	36,927	713,430
National Financial Partners Corp. (I)(L)	24,409	369,552
National Interstate Corp.	4,449	113,805
National Western Life Insurance
Company, Class A	1,432	195,998
OneBeacon Insurance Group, Ltd.	14,099	217,266
Platinum Underwriters Holdings, Ltd. (L)	21,985	802,453
Presidential Life Corp.	14,098	161,140
Primerica, Inc.	19,847	500,343
ProAssurance Corp.	18,261	1,608,977
RLI Corp. (L)	10,868	778,584
Safety Insurance Group, Inc.	7,682	319,878
SeaBright Holdings, Inc.	13,972	127,005
Selective Insurance Group, Inc.	32,761	576,921
State Auto Financial Corp.	9,347	136,560
Stewart Information Services Corp.	11,349	161,269
Symetra Financial Corp.	40,489	466,838
The Navigators Group, Inc. (I)	7,202	340,222
The Phoenix Companies, Inc. (I)(L)	69,850	171,133
Tower Group, Inc. (L)	22,689	508,914
United Fire Group, Inc.	13,107	234,484

		19,621,444
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust	25,875	583,223
AG Mortgage Investment Trust, Inc.	4,198	82,869
Agree Realty Corp.	6,683	150,902
Alexander’s, Inc.	1,238	487,623
American Assets Trust, Inc.	19,451	443,483

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Campus Communities, Inc.	40,607	$1,815,945
American Capital Mortgage Investment Corp.	5,835	127,028
Anworth Mortgage Asset Corp.	79,014	519,912
Apollo Commercial Real Estate Finance, Inc.	13,302	208,176
ARMOUR Residential REIT, Inc.	56,070	378,473
Ashford Hospitality Trust, Inc.	31,223	281,319
Associated Estates Realty Corp.	24,891	406,719
BioMed Realty Trust, Inc.	91,416	1,735,076
Campus Crest Communities, Inc.	19,372	225,878
CapLease, Inc.	44,070	177,602
Capstead Mortgage Corp.	49,811	653,022
CBL & Associates Properties, Inc. (L)	88,753	1,679,207
Cedar Shopping Centers, Inc.	34,868	178,524
Chatham Lodging Trust	9,840	124,870
Chesapeake Lodging Trust	19,360	347,899
Cogdell Spencer, Inc.	29,988	127,149
Colonial Properties Trust (L)	49,702	1,080,024
Colony Financial, Inc. (L)	19,867	325,421
Coresite Realty Corp.	12,159	286,831
Cousins Properties, Inc.	55,717	422,335
CreXus Investment Corp.	33,887	350,392
CubeSmart (L)	73,220	871,318
CYS Investments, Inc. (L)	49,559	648,727
DCT Industrial Trust, Inc. (L)	146,676	865,388
DiamondRock Hospitality Company (L)	100,307	1,032,159
DuPont Fabros Technology, Inc. (L)	35,128	858,880
Dynex Capital, Inc.	26,051	248,787
EastGroup Properties, Inc.	16,190	813,062
Education Realty Trust, Inc. (L)	54,905	595,170
Entertainment Properties Trust (L)	27,769	1,287,926
Equity Lifestyle Properties, Inc.	18,274	1,274,429
Equity One, Inc.	31,690	640,772
Excel Trust, Inc.	19,425	234,654
Extra Space Storage, Inc. (L)	55,879	1,608,756
FelCor Lodging Trust, Inc. (I)	76,342	274,831
First Industrial Realty Trust, Inc. (I)	51,862	640,496
First Potomac Realty Trust	30,169	364,743
Franklin Street Properties Corp. (L)	42,634	451,920
Getty Realty Corp. (L)	15,835	246,709
Gladstone Commercial Corp. (L)	8,182	140,812
Glimcher Realty Trust	64,536	659,558
Government Properties Income Trust	21,233	511,928
Hatteras Financial Corp. (L)	44,222	1,233,794
Healthcare Realty Trust, Inc. (L)	46,658	1,026,476
Hersha Hospitality Trust	84,291	460,229
Highwoods Properties, Inc. (L)	42,659	1,421,398
Home Properties, Inc. (L)	28,503	1,738,968
Hudson Pacific Properties, Inc.	13,632	206,252
Inland Real Estate Corp. (L)	46,273	410,442
Invesco Mortgage Capital, Inc.	68,428	1,207,754
Investors Real Estate Trust (L)	49,500	380,655
iStar Financial, Inc. (I)(L)	49,210	356,773
Kilroy Realty Corp. (L)	34,904	1,626,875
Kite Realty Group Trust	35,790	188,613
LaSalle Hotel Properties	50,935	1,433,311
Lexington Realty Trust	72,192	649,006
LTC Properties, Inc.	18,194	582,208
Medical Properties Trust, Inc.	67,144	623,096
MFA Financial, Inc.	209,914	1,568,058
Mid-America Apartment Communities, Inc.	21,808	1,461,790
Mission West Properties, Inc.	12,814	126,346
Monmouth Real Estate Investment Corp.	24,587	239,477
MPG Office Trust, Inc. (I)(L)	34,430	80,566
National Health Investments, Inc.	14,409	702,871
National Retail Properties, Inc. (L)	61,724	1,678,276

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Newcastle Investment Corp.	62,796	$394,359
NorthStar Realty Finance Corp. (L)	57,408	310,577
Omega Healthcare Investors, Inc. (L)	60,615	1,288,675
One Liberty Properties, Inc. (L)	7,352	134,542
Parkway Properties, Inc.	14,452	151,457
Pebblebrook Hotel Trust	30,608	691,129
Pennsylvania Real Estate Investment Trust	33,377	509,667
Pennymac Mortgage Investment Trust	16,740	312,536
Post Properties, Inc.	29,436	1,379,371
Potlatch Corp.	23,886	748,587
PS Business Parks, Inc.	11,100	727,494
Rait Financial Trust	25,231	125,398
Ramco-Gershenson Properties Trust (L)	23,438	286,412
Redwood Trust, Inc.	47,629	533,445
Resource Capital Corp.	46,476	250,506
Retail Opportunity Investments Corp. (L)	30,015	361,381
RLJ Lodging Trust	16,646	310,115
Sabra Healthcare REIT, Inc.	22,438	368,881
Saul Centers, Inc.	4,884	197,118
Sovran Self Storage, Inc. (L)	16,547	824,537
Stag Industrial, Inc.	11,116	155,179
Starwood Property Trust, Inc.	55,414	1,164,802
Strategic Hotels & Resorts, Inc. (I)(L)	105,151	691,894
Summit Hotel Properties, Inc.	17,315	131,248
Sun Communities, Inc.	12,741	552,068
Sunstone Hotel Investors, Inc. (I)	70,741	689,017
Tanger Factory Outlet Centers, Inc. (L)	50,807	1,510,492
Terreno Realty Corp.	6,911	98,896
Two Harbors Investment Corp.	84,733	859,193
UMH Properties, Inc.	9,574	104,931
Universal Health Realty Income Trust	7,175	284,345
Urstadt Biddle Properties, Inc., Class A	13,928	274,939
Washington Real Estate Investment Trust (L)	39,191	1,163,973
Winthrop Realty Trust	17,947	208,006

		64,669,331
Real Estate Management & Development - 0.1%
AV Homes, Inc. (I)	5,949	72,459
Consolidated-Tomoka Land Company	3,095	92,076
Forestar Group, Inc. (I)(L)	21,444	330,023
Kennedy-Wilson Holdings, Inc.	16,620	224,370
Tejon Ranch Company (I)(L)	8,694	248,996

		967,924
Thrifts & Mortgage Finance - 1.3%
Apollo Residential Mortgage, Inc.	6,814	125,241
Astoria Financial Corp. (L)	52,240	515,086
Bank Mutual Corp.	30,271	122,295
BankFinancial Corp.	15,453	102,299
Beneficial Mutual Bancorp, Inc. (I)	21,170	185,026
Berkshire Hill Bancorp, Inc.	12,547	287,577
BofI Holding, Inc. (I)	6,892	117,715
Brookline Bancorp, Inc.	41,634	390,111
Dime Community Bancshares	19,743	288,445
Doral Financial Corp. (I)	77,254	118,971
ESSA Bancorp, Inc.	8,972	87,926
Federal Agricultural
Mortgage Corp., Class C (L)	6,311	143,260
First Defiance Financial Corp.	6,914	116,570
First Financial Holdings, Inc.	10,262	112,882
First PacTrust Bancorp, Inc.	6,742	80,365
Flagstar Bancorp, Inc. (I)	120,843	111,176
Flushing Financial Corp.	20,021	269,483
Fox Chase Bancorp, Inc.	9,778	127,114
Franklin Financial Corp./VA (I)	10,029	134,689

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Home Federal Bancorp, Inc.	11,354	$115,016
Kearny Financial Corp.	9,135	89,066
MGIC Investment Corp. (I)(L)	113,193	561,437
Northfield Bancorp, Inc. (L)	11,186	159,065
Northwest Bancshares, Inc. (L)	58,197	739,102
OceanFirst Financial Corp.	9,979	142,101
Ocwen Financial Corp. (I)	57,038	891,504
Oritani Financial Corp.	28,303	415,488
Provident Financial Services, Inc.	36,356	528,253
Provident New York Bancorp	24,102	203,903
Radian Group, Inc. (L)	81,584	354,890
Rockville Financial, Inc.	20,236	235,749
Territorial Bancorp, Inc.	8,187	170,371
TrustCo Bank Corp.	55,252	315,489
United Financial Bancorp, Inc.	10,632	168,198
ViewPoint Financial Group	21,286	327,379
Walker & Dunlop, Inc. (I)	7,007	88,288
Westfield Financial, Inc.	19,713	155,930
WSFS Financial Corp.	4,328	177,448

		9,274,908

		162,374,682
Health Care - 12.5%
Biotechnology - 3.8%
Achillion Pharmaceuticals, Inc. (I)(L)	28,632	274,295
Acorda Therapeutics, Inc. (I)	23,854	633,324
Aegerion Pharmaceuticals, Inc. (I)	5,811	80,366
Affymax, Inc. (I)	21,692	254,664
Alkermes PLC (I)	57,883	1,073,730
Allos Therapeutics, Inc. (I)	54,977	81,366
Alnylam Pharmaceuticals, Inc. (I)(L)	22,761	251,964
AMAG Pharmaceuticals, Inc. (I)	13,238	210,881
Amicus Therapeutics, Inc. (I)	10,989	58,022
Anthera Pharmaceuticals, Inc. (I)	13,959	30,849
Ardea Biosciences, Inc. (I)	10,556	229,699
Arena Pharmaceuticals, Inc. (I)(L)	92,026	282,520
Ariad Pharmaceuticals, Inc. (I)(L)	79,025	1,260,449
Arqule, Inc. (I)	32,371	226,921
Array BioPharma, Inc. (I)	39,531	134,801
Astex Pharmaceuticals (I)	35,114	65,312
AVEO Pharmaceuticals, Inc. (I)	19,293	239,426
AVI BioPharma, Inc. (I)(L)	94,975	146,262
BioCryst Pharmaceuticals, Inc. (I)(L)	19,947	96,344
Biosante Pharmaceuticals, Inc. (I)(L)	74,586	50,718
Biotime, Inc. (I)(L)	15,610	68,840
Cell Therapeutics, Inc. (I)	121,316	157,711
Celldex Therapeutics, Inc. (I)	28,829	146,740
Cepheid, Inc. (I)(L)	36,961	1,546,079
Chelsea Therapeutics International, Inc. (I)(L)	33,954	86,922
Cleveland Biolabs, Inc. (I)	19,843	48,814
Clovis Oncology, Inc. (I)	6,640	168,988
Codexis, Inc. (I)	15,898	58,028
Cubist Pharmaceuticals, Inc. (I)	35,717	1,544,760
Curis, Inc. (I)(L)	46,308	223,205
Cytori Therapeutics, Inc. (I)(L)	33,041	82,272
Dusa Pharmaceuticals, Inc. (I)	17,171	107,490
Dyax Corp. (I)	64,380	100,433
Dynavax Technologies Corp. (I)	91,911	465,070
Emergent Biosolutions, Inc. (I)	14,638	234,208
Enzon Pharmaceuticals, Inc. (I)(L)	24,063	164,591
Exact Sciences Corp. (I)(L)	34,218	381,873
Exelixis, Inc. (I)	77,280	400,310
Genomic Health, Inc. (I)(L)	10,120	309,773
Geron Corp. (I)(L)	80,113	135,391

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (I)(L)	49,371	$629,974
Idenix Pharmaceuticals, Inc. (I)	36,106	353,478
Immunogen, Inc. (I)(L)	45,245	651,076
Immunomedics, Inc. (I)	41,034	148,953
Incyte Corp. (I)(L)	53,288	1,028,458
Infinity Pharmaceuticals, Inc. (I)(L)	12,327	147,431
Insmed, Inc. (I)(L)	15,687	56,944
InterMune, Inc. (I)	32,589	478,081
Ironwood Pharmaceuticals, Inc. (I)(L)	30,793	409,855
Isis Pharmaceuticals, Inc. (I)(L)	60,689	532,243
Keryx Biopharmaceuticals Inc. (I)(L)	42,723	212,761
Lexicon Pharmaceuticals, Inc. (I)(L)	103,034	191,643
Ligand Pharmaceuticals, Inc., Class B (I)	12,036	191,974
Mannkind Corp. (I)(L)	48,131	118,884
Maxygen, Inc. (I)	18,111	103,957
Medivation, Inc. (I)	18,766	1,402,196
Metabolix, Inc. (I)(L)	23,115	65,415
Momenta Pharmaceuticals, Inc. (I)(L)	27,750	425,130
Nabi Biopharmaceuticals (I)	31,776	59,103
Neurocrine Biosciences, Inc. (I)	29,513	235,219
Novavax, Inc. (I)(L)	64,678	81,494
NPS Pharmaceuticals, Inc. (I)	51,954	355,365
Nymox Pharmaceutical Corp. (I)(L)	12,868	103,459
OncoGenex Pharmaceuticals, Inc. (I)	6,492	86,279
Oncothyreon, Inc. (I)(L)	25,660	111,878
Onyx Pharmaceuticals, Inc. (I)	37,960	1,430,333
Opko Health, Inc. (I)(L)	65,445	309,555
Osiris Therapeutics, Inc. (I)(L)	12,526	64,133
PDL BioPharma, Inc. (L)	83,526	530,390
Peregrine Pharmaceuticals, Inc. (I)(L)	58,198	31,433
Pharmacyclics, Inc. (I)(L)	27,595	766,037
Progenics Pharmaceuticals, Inc. (I)(L)	17,697	175,200
Raptor Pharmaceutical Corp. (I)	29,297	198,048
Rigel Pharmaceuticals, Inc. (I)	41,624	335,073
Sangamo Biosciences, Inc. (I)(L)	34,335	168,242
Savient Pharmaceuticals, Inc. (I)(L)	46,026	100,337
SciClone Pharmaceuticals, Inc. (I)(L)	22,529	142,158
Seattle Genetics, Inc. (I)(L)	57,954	1,181,103
SIGA Technologies, Inc. (I)(L)	23,527	79,051
Spectrum Pharmaceuticals, Inc. (I)(L)	34,354	433,891
Synta Pharmaceuticals Corp. (I)(L)	15,639	68,030
Targacept, Inc. (I)	17,345	88,806
Theravance, Inc. (I)(L)	41,574	810,693
Vanda Pharmaceuticals, Inc. (I)	18,906	90,560
Vical, Inc. (I)(L)	44,426	151,048
Zalicus Inc.	47,612	57,134
ZIOPHARM Oncology, Inc. (I)(L)	36,277	195,896

		27,701,812
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (I)(L)	13,501	393,284
ABIOMED, Inc. (I)(L)	18,938	420,234
Accuray, Inc. (I)	42,220	298,073
Align Technology, Inc. (I)(L)	36,706	1,011,250
Alphatec Holdings, Inc. (I)(L)	36,626	86,804
Analogic Corp.	7,530	508,576
AngioDynamics, Inc. (I)(L)	15,547	190,451
Antares Pharma, Inc. (I)(L)	55,403	178,952
Arthrocare Corp. (I)	16,457	441,870
Atricure, Inc. (I)	9,401	93,540
Atrion Corp.	943	198,228
Biolase Technology, Inc. (I)	20,398	55,280
Cantel Medical Corp.	11,832	296,865
Cardiovascular Systems, Inc. (I)	9,642	89,189
Cerus Corp. (I)(L)	31,541	126,795

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Conceptus, Inc. (I)(L)	19,375	$278,613
CONMED Corp. (L)	16,806	501,995
CryoLife, Inc. (I)	18,298	96,430
Cyberonics, Inc. (I)(L)	17,144	653,701
Cynosure, Inc. (I)	6,517	116,394
Delcath Systems, Inc. (I)(L)	30,167	94,724
DexCom, Inc. (I)(L)	40,603	423,489
Endologix, Inc. (I)	29,798	436,541
Exactech, Inc. (I)	5,703	90,393
Greatbatch, Inc. (I)	13,996	343,182
Haemonetics Corp. (I)	15,276	1,064,432
Hansen Medical, Inc. (I)(L)	30,438	91,314
HeartWare International, Inc. (I)(L)	7,305	479,865
ICU Medical, Inc. (I)	7,209	354,394
Insulet Corp. (I)(L)	27,807	532,226
Integra LifeSciences Holdings Corp. (I)	11,936	414,060
Invacare Corp.	17,338	287,291
IRIS International, Inc. (I)	11,828	159,796
Kensey Nash Corp.	5,538	162,042
MAKO Surgical Corp. (I)(L)	19,223	810,249
Masimo Corp. (I)(L)	31,624	739,369
Medical Action Industries, Inc. (I)	11,911	68,131
Meridian Bioscience, Inc. (L)	24,800	480,624
Merit Medical Systems, Inc. (I)	25,461	316,226
Natus Medical, Inc. (I)	18,094	215,861
Navidea Biopharmaceuticals, Inc. (I)(L)	59,601	195,491
Neogen Corp. (I)(L)	14,174	553,778
NuVasive, Inc. (I)	25,634	431,677
NxStage Medical, Inc. (I)	26,966	519,635
OraSure Technologies, Inc. (I)	27,958	321,237
Orthofix International NV (I)	10,725	403,046
Palomar Medical Technologies, Inc. (I)	11,960	111,706
Quidel Corp. (I)(L)	17,099	314,109
Rockwell Medical Technologies, Inc. (I)(L)	11,182	105,782
RTI Biologics, Inc. (I)	34,922	129,211
Solta Medical, Inc. (I)	39,036	118,279
Spectranetics Corp. (I)	21,194	220,418
STAAR Surgical Company (I)(L)	21,461	232,423
STERIS Corp. (L)	35,290	1,115,870
SurModics, Inc. (I)	9,577	147,198
Symmetry Medical, Inc. (I)	22,065	156,000
Synergetics USA, Inc. (I)	14,751	95,882
Tornier BV (I)(L)	6,533	167,898
Unilife Corp. (I)(L)	40,444	164,203
Uroplasty, Inc. (I)	13,927	41,920
Vascular Solutions, Inc. (I)	11,545	124,571
Volcano Corp. (I)(L)	31,424	890,870
West Pharmaceutical Services, Inc. (L)	20,003	850,728
Wright Medical Group, Inc. (I)(L)	23,197	448,166
Young Innovations, Inc.	3,881	120,001
Zoll Medical Corp. (I)(L)	13,130	1,216,232

		22,797,064
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (I)(L)	24,050	480,279
Air Methods Corp. (I)(L)	6,811	594,260
Almost Family, Inc. (I)	5,420	140,974
Amedisys, Inc. (I)(L)	18,545	268,161
AMN Healthcare Services, Inc. (I)	24,980	151,379
Amsurg Corp. (I)	18,526	518,357
Assisted Living Concepts, Inc.	11,907	197,775
Bio-Reference Labs, Inc. (I)	14,802	347,995
BioScrip, Inc. (I)	25,770	174,978
Capital Senior Living Corp. (I)	17,168	158,632
Centene Corp. (I)	29,804	1,459,502

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Chemed Corp. (L)	11,849	$742,695
Chindex International, Inc. (I)(L)	7,776	73,872
Corvel Corp. (I)	3,781	150,824
Cross Country Healthcare, Inc. (I)	18,034	90,350
Emeritus Corp. (I)	18,530	327,240
ExamWorks Group, Inc. (I)	16,420	203,936
Five Star Quality Care, Inc. (I)	26,123	89,079
Gentiva Health Services, Inc. (I)	18,662	163,106
Hanger Orthopedic Group, Inc. (I)	20,053	438,359
HealthSouth Corp. (I)(L)	56,873	1,164,759
Healthways, Inc. (I)	21,500	158,240
HMS Holdings Corp. (I)	50,690	1,582,035
IPC The Hospitalist Company, Inc. (I)	9,755	360,057
Kindred Healthcare, Inc. (I)(L)	31,186	269,447
Landauer, Inc.	5,661	300,146
LHC Group, Inc. (I)	9,903	183,503
Magellan Health Services, Inc. (I)	16,934	826,549
Metropolitan Health Networks, Inc. (I)	25,172	235,862
MModal, Inc. (I)	20,499	216,264
Molina Healthcare, Inc. (I)(L)	16,745	563,134
MWI Veterinary Supply, Inc. (I)(L)	7,635	671,880
National Healthcare Corp.	6,103	278,053
Owens & Minor, Inc.	37,892	1,152,296
PharMerica Corp. (I)	17,582	218,544
PSS World Medical, Inc. (I)(L)	33,180	840,781
Select Medical Holdings Corp. (I)	26,665	205,054
Skilled Healthcare Group, Inc. (I)	12,946	99,166
Sun Healthcare Group, Inc. (I)	16,391	112,114
Sunrise Senior Living, Inc. (I)(L)	34,760	219,683
Team Health Holdings, Inc. (I)	15,998	328,919
The Ensign Group, Inc.	9,799	266,141
The Providence Service Corp. (I)	8,266	128,206
Triple-S Management Corp., Class B (I)	11,789	272,326
Universal American Corp.	19,561	210,868
US Physical Therapy, Inc.	7,578	174,673
Vanguard Health Systems, Inc. (I)	18,698	184,362
WellCare Health Plans, Inc. (I)	25,442	1,828,771

		19,823,586
Health Care Technology - 0.6%
athenahealth, Inc. (I)(L)	20,925	1,550,961
Computer Programs & Systems, Inc.	6,601	373,089
HealthStream, Inc. (I)	10,886	252,446
MedAssets, Inc. (I)	29,714	391,036
Medidata Solutions, Inc. (I)	12,965	345,388
Merge Healthcare, Inc. (I)	34,824	203,720
Omnicell, Inc. (I)	20,124	306,086
Quality Systems, Inc.	23,173	1,013,355
Transcend Services, Inc. (I)(L)	5,539	162,570

		4,598,651
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)	42,848	182,961
Cambrex Corp. (I)	18,230	127,428
Enzo Biochem, Inc. (I)	27,205	73,181
eResearch Technology, Inc. (I)	30,973	242,209
Fluidigm Corp. (I)	4,512	70,974
Furiex Pharmaceuticals, Inc. (I)	6,371	150,547
Harvard Bioscience, Inc. (I)	16,817	65,923
Luminex Corp. (I)	22,861	533,804
Medtox Scientific, Inc. (I)	5,264	88,751
Pacific Biosciences of California, Inc. (I)(L)	21,940	75,035
PAREXEL International Corp. (I)	35,397	954,657
Sequenom, Inc. (I)(L)	60,343	245,596

		2,811,066

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.9%
Akorn, Inc. (I)(L)	34,036	$398,221
Ampio Pharmaceuticals, Inc. (I)	13,154	44,855
Auxilium Pharmaceuticals, Inc. (I)	29,170	541,687
AVANIR Pharmaceuticals, Class A (I)(L)	75,796	259,222
Cadence Pharmaceuticals, Inc. (I)(L)	31,336	115,943
Columbia Laboratories, Inc. (I)	49,404	35,077
Corcept Therapeutics, Inc. (I)	25,782	101,323
Depomed, Inc. (I)	33,255	208,176
Durect Corp. (I)	67,626	54,101
Endocyte, Inc. (I)	11,443	56,986
Forest Laboratories, Inc. (I)	7,662	7,279
Hi-Tech Pharmacal Company, Inc. (I)	6,348	228,084
Impax Laboratories, Inc. (I)(L)	39,371	967,739
ISTA Pharmaceuticals, Inc. (I)(L)	19,991	180,119
Jazz Pharmaceuticals PLC (I)	13,277	643,536
KV Pharmaceutical Company, Class A (I)(L)	34,794	45,928
MAP Pharmaceuticals, Inc. (I)	13,454	193,199
Medicis Pharmaceutical Corp., Class A	36,946	1,388,800
Nektar Therapeutics (I)(L)	69,950	554,004
Obagi Medical Products, Inc. (I)	12,721	170,461
Optimer Pharmaceuticals, Inc. (I)(L)	27,733	385,489
Pain Therapeutics, Inc. (I)	24,661	88,533
Par Pharmaceutical Companies, Inc. (I)(L)	21,827	845,360
Pozen, Inc. (I)	17,544	105,264
Questcor Pharmaceuticals, Inc. (I)(L)	31,803	1,196,429
Sagent Pharmaceuticals, Inc. (I)	3,950	70,587
Salix Pharmaceuticals, Ltd. (I)(L)	35,070	1,841,175
Santarus, Inc. (I)	34,406	201,275
The Medicines Company (I)	32,686	656,008
ViroPharma, Inc. (I)(L)	42,280	1,271,360
Vivus, Inc. (I)	53,782	1,202,566
XenoPort, Inc. (I)	23,462	105,579

		14,164,365

		91,896,544
Industrials - 15.8%
Aerospace & Defense - 1.8%
AAR Corp. (L)	23,902	436,212
Aerovironment, Inc. (I)(L)	10,108	270,995
American Science & Engineering, Inc.	5,439	364,685
Astronics Corp. (I)	6,200	216,752
Ceradyne, Inc.	14,995	488,237
Cubic Corp.	9,488	448,593
Curtiss-Wright Corp.	27,625	1,022,401
DigitalGlobe, Inc. (I)	21,373	285,116
Ducommun, Inc. (I)	7,041	83,788
Esterline Technologies Corp. (I)	18,215	1,301,644
GenCorp, Inc. (I)(L)	36,947	262,324
GeoEye, Inc. (I)(L)	13,441	323,525
HEICO Corp.	24,924	1,285,829
Hexcel Corp. (I)	58,403	1,402,256
Kratos Defense &
Security Solutions, Inc. (I)(L)	20,494	109,438
LMI Aerospace, Inc. (I)	5,916	107,671
Moog, Inc., Class A (I)	27,124	1,163,348
National Presto Industries, Inc. (L)	3,022	229,249
Orbital Sciences Corp., Class A (I)	35,146	462,170
Taser International, Inc. (I)	33,469	145,255
Teledyne Technologies, Inc. (I)	21,894	1,380,417
The KEYW Holding Corp. (I)	12,226	94,752
Triumph Group, Inc. (L)	22,386	1,402,707

		13,287,364
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	32,894	190,456

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Atlas Air Worldwide Holdings, Inc. (I)	15,838	$779,388
Forward Air Corp.	17,985	659,510
HUB Group, Inc., Class A (I)	22,310	803,829
Pacer International, Inc. (I)(L)	22,253	140,639
Park-Ohio Holdings Corp. (I)	5,415	108,571

		2,682,393
Airlines - 0.6%
Alaska Air Group, Inc. (I)(L)	42,566	1,524,714
Allegiant Travel Company (I)(L)	8,797	479,437
Hawaiian Holdings, Inc. (I)	31,047	162,376
JetBlue Airways Corp. (I)(L)	147,597	721,749
Republic Airways Holdings, Inc. (I)(L)	30,472	150,532
SkyWest, Inc.	32,134	355,081
Spirit Airlines, Inc. (I)	9,481	190,284
US Airways Group, Inc. (I)(L)	97,380	739,114

		4,323,287
Building Products - 0.7%
AAON, Inc. (L)	11,383	229,823
Ameresco, Inc., Class A (I)	11,249	152,424
American Woodmark Corp.	5,959	107,262
AO Smith Corp. (L)	22,642	1,017,758
Apogee Enterprises, Inc.	17,194	222,662
Builders FirstSource, Inc. (I)(L)	29,924	126,579
Gibraltar Industries, Inc. (I)	18,339	277,836
Griffon Corp. (L)	29,235	312,815
Insteel Industries, Inc.	11,328	137,635
NCI Building Systems, Inc. (I)	12,731	146,534
Quanex Building Products Corp.	22,688	399,989
Simpson Manufacturing Company, Inc.	24,780	799,155
Trex Company, Inc. (I)(L)	9,327	299,210
Universal Forest Products, Inc.	11,877	409,519
USG Corp. (I)(L)	43,064	740,701

		5,379,902
Commercial Services & Supplies - 2.6%
A.T. Cross Company, Class A (I)	6,760	81,390
ABM Industries, Inc. (L)	31,768	771,962
ACCO Brands Corp. (I)(L)	33,197	411,975
American Reprographics Company (I)	23,230	125,210
Casella Waste Systems, Inc., Class A (I)	17,628	109,822
Cenveo, Inc. (I)	35,008	118,327
Clean Harbors, Inc. (I)(L)	28,020	1,886,587
Consolidated Graphics, Inc. (I)	5,031	227,653
Courier Corp.	6,739	78,172
Deluxe Corp. (L)	30,603	716,722
Encore Capital Group, Inc. (I)	9,670	218,059
EnergySolutions, Inc. (I)	49,167	240,918
EnerNOC, Inc. (I)	14,661	105,559
Ennis, Inc.	16,301	257,882
Fuel Tech, Inc. (I)	13,429	73,322
G&K Services, Inc., Class A	11,235	384,237
Healthcare Services Group, Inc.	39,877	848,184
Herman Miller, Inc.	34,897	801,235
HNI Corp.	27,132	752,913
InnerWorkings, Inc. (I)(L)	15,892	185,142
Interface, Inc., Class A	32,369	451,548
Intersections, Inc. (L)	6,529	83,441
Kimball International, Inc., Class B	20,916	144,530
Knoll, Inc.	29,890	497,370
McGrath RentCorp	14,575	468,003
Metalico, Inc. (I)(L)	26,089	111,400
Mine Safety Appliances Company (L)	16,270	668,372
Mobile Mini, Inc. (I)(L)	22,338	471,779
Multi-Color Corp.	7,359	165,651

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
NL Industries, Inc.	3,964	$59,064
Portfolio Recovery Associates, Inc. (I)(L)	10,327	740,652
Quad/Graphics, Inc. (L)	15,652	217,563
Rollins, Inc.	37,732	802,937
Schawk, Inc., Class A	7,380	92,324
Standard Parking Corp. (I)	10,283	210,802
Steelcase, Inc., Class A	48,911	469,546
Swisher Hygiene, Inc. (I)(L)	51,435	126,530
Sykes Enterprises, Inc. (I)	24,114	381,001
Team, Inc. (I)	11,764	364,096
Tetra Tech, Inc. (I)	37,571	990,372
The Brinks Company	27,928	666,641
The Geo Group, Inc. (I)(L)	39,048	742,302
TMS International Corp. (I)	8,369	101,265
Unifirst Corp.	8,474	521,575
United Stationers, Inc. (L)	25,535	792,351
US Ecology, Inc.	11,888	258,445
Viad Corp.	12,270	238,406

		19,233,237
Construction & Engineering - 0.8%
Aegion Corp. (I)	23,976	427,492
Comfort Systems USA, Inc.	22,836	249,141
Dycom Industries, Inc. (I)	20,994	490,420
EMCOR Group, Inc.	40,005	1,108,939
Furmanite Corp. (I)	23,093	148,257
Granite Construction, Inc. (L)	23,121	664,498
Great Lakes Dredge & Dock Corp. (L)	35,603	257,054
Layne Christensen Company (I)	11,916	265,131
MasTec, Inc. (I)	33,881	612,907
Michael Baker Corp. (I)	5,263	125,523
MYR Group, Inc. (I)	12,302	219,714
Northwest Pipe Company (I)	5,821	123,638
Orion Marine Group, Inc. (I)	17,135	123,886
Pike Electric Corp. (I)	10,950	90,119
Primoris Services Corp.	16,206	260,268
Sterling Construction Company, Inc. (I)	10,973	106,987
Tutor Perini Corp. (I)	18,728	291,782

		5,565,756
Electrical Equipment - 1.2%
A123 Systems, Inc. (I)(L)	56,880	63,706
Active Power, Inc. (I)(L)	55,849	43,568
Acuity Brands, Inc. (L)	25,867	1,625,224
American Superconductor Corp. (I)(L)	27,780	114,454
AZZ, Inc.	7,628	393,910
Belden, Inc.	28,373	1,075,620
Brady Corp., Class A (L)	28,374	917,899
Broadwind Energy, Inc. (I)	93,400	43,907
Capstone Turbine Corp. (I)(L)	153,495	156,565
Encore Wire Corp.	11,309	336,217
EnerSys, Inc. (I)(L)	28,604	991,129
Franklin Electric Company, Inc.	14,013	687,618
Fuelcell Energy, Inc. (I)(L)	81,660	128,206
Generac Holdings, Inc. (I)	14,771	362,628
Global Power Equipment Group, Inc. (I)	9,639	267,000
II-VI, Inc. (I)	31,153	736,768
LSI Industries, Inc.	13,347	97,834
Powell Industries, Inc. (I)	5,442	186,389
PowerSecure International, Inc. (I)	11,983	72,617
Preformed Line Products Company	1,581	103,556
Thermon Group Holdings, Inc. (I)	6,262	128,058
Vicor Corp.	12,690	101,520

		8,634,393

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	10,876	$663,545
Seaboard Corp. (I)	188	366,788
Standex International Corp.	7,537	310,449

		1,340,782
Machinery - 3.4%
Accuride Corp. (I)	25,269	219,588
Actuant Corp., Class A (L)	41,070	1,190,619
Alamo Group, Inc.	4,215	126,703
Albany International Corp., Class A (L)	16,802	385,606
Altra Holdings, Inc. (I)	16,252	312,038
American Railcar Industries, Inc. (I)	6,139	144,328
Ampco-Pittsburgh Corp.	5,439	109,487
Astec Industries, Inc. (I)	11,909	434,440
Barnes Group, Inc. (L)	32,483	854,628
Blount International, Inc. (I)	29,329	489,208
Briggs & Stratton Corp. (L)	30,264	542,634
Cascade Corp.	5,486	274,958
Chart Industries, Inc. (I)(L)	17,601	1,290,681
CIRCOR International, Inc.	10,324	343,479
CLARCOR, Inc.	30,080	1,476,627
Colfax Corp. (I)	27,184	957,964
Columbus McKinnon Corp. (I)	11,902	193,884
Commercial Vehicle Group, Inc. (I)	17,389	212,320
Douglas Dynamics, Inc.	11,787	162,071
Dynamic Materials Corp.	8,316	175,551
Energy Recovery, Inc. (I)(L)	30,115	69,265
EnPro Industries, Inc. (I)(L)	12,425	510,668
ESCO Technologies, Inc.	15,982	587,658
Federal Signal Corp. (I)	37,715	209,695
Flow International Corp. (I)	29,828	119,909
FreightCar America, Inc.	7,419	166,853
Graham Corp.	6,241	136,615
Greenbrier Companies, Inc. (I)(L)	11,790	233,324
Hurco Companies, Inc. (I)	4,487	126,758
John Bean Technologies Corp.	17,194	278,543
Kadant, Inc. (I)	7,580	180,556
Kaydon Corp. (L)	19,605	500,124
LB Foster Company	5,480	156,235
Lindsay Corp.	7,475	495,368
Lydall, Inc. (I)	11,206	114,189
Meritor, Inc. (I)(L)	57,052	460,410
Met-Pro Corp.	11,570	122,179
Middleby Corp. (I)(L)	11,255	1,138,781
Miller Industries, Inc.	7,236	122,433
Mueller Industries, Inc. (L)	22,619	1,028,034
Mueller Water Products, Inc.	94,775	315,601
NACCO Industries, Inc., Class A	3,454	401,942
NN, Inc. (I)	10,423	85,052
PMFG, Inc. (I)	10,989	164,945
RBC Bearings, Inc. (I)	13,289	613,022
Robbins & Myers, Inc.	23,588	1,227,755
Sauer-Danfoss, Inc.	6,938	326,086
Sun Hydraulics, Inc.	12,219	319,649
Tecumseh Products Company, Class A (I)	12,465	50,109
Tennant Company	11,365	500,060
The Gorman-Rupp Company	9,213	268,835
Titan International, Inc. (L)	25,215	596,335
TriMas Corp. (I)	15,275	342,007
Twin Disc, Inc. (L)	5,149	134,337
Wabash National Corp. (I)	41,200	426,420
Watts Water Technologies, Inc., Class A (L)	17,990	733,093
Woodward, Inc.	36,831	1,577,472
Xerium Technologies, Inc. (I)	7,569	48,820

		24,785,951

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine - 0.0%
Baltic Trading, Ltd.	12,798	$53,112
Eagle Bulk Shipping, Inc. (I)(L)	45,256	87,797
Excel Maritime Carriers, Ltd. (I)(L)	31,545	63,090
Genco Shipping & Trading, Ltd. (I)	18,887	120,121

		324,120
Professional Services - 1.5%
Acacia Research Corp. (I)	25,650	1,070,631
Barrett Business Services, Inc.	5,178	102,680
CBIZ, Inc. (I)(L)	24,915	157,463
CDI Corp.	8,041	144,175
CoStar Group, Inc. (I)(L)	15,132	1,044,865
CRA International, Inc. (I)	7,014	176,893
Exponent, Inc. (I)	7,952	385,831
Franklin Covey Company (I)	9,027	84,944
FTI Consulting, Inc. (I)(L)	25,057	940,139
GP Strategies Corp. (I)	9,332	163,310
Heidrick & Struggles International, Inc.	10,803	237,990
Hill International, Inc. (I)	16,725	65,729
Hudson Highland Group, Inc. (I)(L)	21,393	115,094
Huron Consulting Group, Inc. (I)	13,456	505,407
ICF International, Inc. (I)	11,957	303,349
Insperity, Inc.	13,826	423,629
Kelly Services, Inc., Class A (L)	16,089	257,263
Kforce, Inc. (I)	17,664	263,194
Korn/Ferry International (I)	28,262	473,389
Mistras Group, Inc. (I)	8,649	206,019
Navigant Consulting Company (I)	30,741	427,607
Odyssey Marine Exploration, Inc. (I)(L)	47,777	148,109
On Assignment, Inc. (I)	22,534	393,669
Pendrell Corp. (I)	88,780	231,716
Resources Connection, Inc.	28,016	393,625
RPX Corp. (I)	6,125	103,880
The Advisory Board Company (I)(L)	9,521	843,751
The Corporate Executive Board Company	20,704	890,479
The Dolan Company (I)	18,708	170,430
TrueBlue, Inc. (I)	24,069	430,354
VSE Corp.	2,751	68,252

		11,223,866
Road & Rail - 1.3%
Amerco, Inc.	5,200	548,652
Arkansas Best Corp.	15,510	291,743
Avis Budget Group, Inc. (I)	63,076	892,525
Celadon Group, Inc.	12,941	201,233
Dollar Thrifty Automotive Group, Inc. (I)	17,279	1,398,044
Genesee & Wyoming, Inc., Class A (I)	23,550	1,285,359
Heartland Express, Inc. (L)	30,616	442,707
Knight Transportation, Inc. (L)	36,730	648,652
Marten Transport, Ltd.	10,360	228,645
Old Dominion Freight Line, Inc. (I)(L)	28,462	1,356,784
Quality Distribution, Inc. (I)	9,925	136,767
RailAmerica, Inc. (I)	13,286	285,118
Roadrunner Transportation Systems, Inc. (I)	6,337	109,947
Saia, Inc. (I)	10,243	174,233
Swift Transporation Company (I)	48,312	557,520
Werner Enterprises, Inc. (L)	26,207	651,506
Zipcar, Inc. (I)(L)	6,455	95,599

		9,305,034
Trading Companies & Distributors - 1.3%
Aceto Corp.	17,692	167,897
Aircastle, Ltd.	32,745	400,799
Applied Industrial Technologies, Inc.	25,262	1,039,026
Beacon Roofing Supply, Inc. (I)	27,597	710,899
CAI International, Inc. (I)	7,701	140,004

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
DXP Enterprises, Inc. (I)	5,205	$226,365
H&E Equipment Services, Inc. (I)	17,297	327,259
Houston Wire & Cable Company (L)	10,981	152,526
Interline Brands, Inc. (I)	20,299	438,661
Kaman Corp., Class A (L)	15,858	538,379
RSC Holdings, Inc. (I)	40,611	917,402
Rush Enterprises, Inc., Class A (I)	19,518	414,172
Seacube Container Leasing, Ltd.	7,527	129,464
TAL International Group, Inc. (L)	13,195	484,388
Textainer Group Holdings, Ltd.	6,711	227,503
Titan Machinery, Inc. (I)	9,363	264,037
United Rentals, Inc. (I)(L)	37,482	1,607,603
Watsco, Inc. (L)	16,741	1,239,504

		9,425,888
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	12,821	207,700

		115,719,673
Information Technology - 16.8%
Communications Equipment - 2.0%
ADTRAN, Inc.	38,673	1,206,211
Anaren, Inc. (I)	9,482	173,995
Arris Group, Inc. (I)	74,079	837,093
Aruba Networks, Inc. (I)(L)	51,254	1,141,939
Aviat Networks, Inc. (I)	41,364	116,646
Bel Fuse, Inc., Class B	6,713	118,619
Black Box Corp.	10,887	277,727
Calix, Inc. (I)	23,079	196,864
Communications Systems, Inc.	4,894	64,258
Comtech Telecommunications Corp. (L)	12,353	402,461
Digi International, Inc. (I)	15,801	173,653
Emcore Corp. (I)(L)	14,951	71,316
Emulex Corp. (I)	53,011	550,254
Extreme Networks, Inc. (I)	56,491	216,361
Finisar Corp. (I)(L)	53,705	1,082,156
Globecomm Systems, Inc. (I)	14,016	202,952
Harmonic, Inc. (I)	69,287	379,000
Infinera Corp. (I)(L)	63,325	514,199
InterDigital, Inc. (L)	27,140	946,100
Ixia (I)(L)	23,399	292,254
KVH Industries, Inc. (I)	10,460	109,830
Loral Space & Communications, Inc.	6,520	518,992
NETGEAR, Inc. (I)(L)	21,964	839,025
Oclaro, Inc. (I)	31,376	123,621
Oplink Communications, Inc. (I)	11,828	202,259
Plantronics, Inc. (L)	25,933	1,044,063
Procera Networks, Inc. (I)	8,972	200,614
ShoreTel, Inc. (I)	29,072	165,129
Sonus Networks, Inc. (I)(L)	126,705	367,445
Sycamore Networks, Inc. (I)	12,300	218,202
Symmetricom, Inc. (I)	26,810	154,694
Ubiquiti Networks, Inc. (I)(L)	5,591	176,843
ViaSat, Inc. (I)(L)	21,778	1,049,917
Westell Technologies, Inc., Class A (I)	34,327	79,982

		14,214,674
Computers & Peripherals - 0.7%
3D Systems Corp. (I)(L)	25,260	594,620
Avid Technology, Inc. (I)(L)	18,137	199,507
Cray, Inc. (I)	22,998	168,345
Dot Hill Systems Corp. (I)	39,238	59,249
Electronics for Imaging, Inc. (I)	28,337	470,961
Imation Corp. (I)	19,954	123,515
Immersion Corp. (I)	18,507	101,048

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Intermec, Inc. (I)	35,812	$276,827
Intevac, Inc. (I)	15,190	129,115
Novatel Wireless, Inc. (I)	22,029	73,797
OCZ Technology Group, Inc. (I)	30,860	215,403
Quantum Corp. (I)(L)	135,515	355,049
Rimage Corp.	7,059	70,661
Silicon Graphics International Corp. (I)(L)	18,908	183,029
STEC, Inc. (I)(L)	22,493	212,334
Stratasys, Inc. (I)(L)	12,777	466,616
Super Micro Computer, Inc. (I)(L)	16,181	282,520
Synaptics, Inc. (I)(L)	19,295	704,460
Xyratex, Ltd. (L)	17,057	271,377

		4,958,433
Electronic Equipment, Instruments & Components - 2.6%
Aeroflex Holding Corp. (I)	12,101	134,805
Agilysys, Inc. (I)	11,636	104,608
Anixter International, Inc. (I)(L)	17,319	1,256,147
Badger Meter, Inc.	9,146	310,873
Benchmark Electronics, Inc. (I)	36,532	602,413
Brightpoint, Inc. (I)	41,073	330,638
Checkpoint Systems, Inc. (I)	24,399	275,221
Cognex Corp. (L)	24,820	1,051,375
Coherent, Inc. (I)	14,142	824,903
CTS Corp.	20,884	219,700
Daktronics, Inc.	21,243	188,850
DDi Corp.	10,198	124,416
DTS, Inc. (I)(L)	10,594	320,151
Echelon Corp. (I)	22,409	99,272
Electro Rent Corp.	11,616	213,851
Electro Scientific Industries, Inc.	13,660	205,037
Emagin Corp. (I)	12,613	40,992
Fabrinet (I)	12,233	216,646
FARO Technologies, Inc. (I)	9,796	571,401
FEI Company (I)(L)	23,165	1,137,633
GSI Group, Inc. (I)	15,872	191,416
Insight Enterprises, Inc. (I)	26,537	581,956
InvenSense, Inc. (L)	6,374	115,369
KEMET Corp. (I)	26,821	251,045
Lecroy Corp. (I)	10,452	108,596
Littelfuse, Inc. (L)	13,694	858,614
Maxwell Technologies, Inc. (I)(L)	17,069	312,875
Measurement Specialties, Inc. (I)	9,107	306,906
Mercury Computer Systems, Inc. (I)	18,234	241,601
Methode Electronics, Inc.	22,319	207,120
MTS Systems Corp.	9,398	498,940
Multi-Fineline Electronix, Inc. (I)	5,536	151,963
Newport Corp. (I)	22,470	398,168
OSI Systems, Inc. (I)	11,414	699,678
Park Electrochemical Corp.	12,512	378,238
Plexus Corp. (I)	21,411	749,171
Power-One, Inc. (I)	41,041	186,737
Pulse Electronics Corp.	29,416	73,834
RadiSys Corp. (I)	12,790	94,646
RealD, Inc. (I)(L)	25,203	340,241
Richardson Electronics, Ltd.	9,378	112,348
Rofin-Sinar Technologies, Inc. (I)	17,215	453,960
Rogers Corp. (I)	9,440	365,800
Sanmina-SCI Corp. (I)	48,434	554,569
Scansource, Inc. (I)(L)	16,300	608,316
SYNNEX Corp. (I)(L)	15,001	572,138
TTM Technologies, Inc. (I)	31,387	360,637
Universal Display Corp. (I)(L)	23,063	842,491
Vishay Precision Group, Inc. (I)	8,020	118,937
X-Rite, Inc. (I)(L)	16,459	74,724

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	9,624	$188,342

		19,228,308
Internet Software & Services - 1.7%
Active Network, Inc. (I)	7,723	129,978
Ancestry.com, Inc. (I)(L)	19,071	433,675
Angie’s List, Inc. (I)(L)	6,325	119,479
Bankrate, Inc. (I)	13,743	340,139
Carbonite, Inc. (I)	5,044	55,534
comScore, Inc. (I)(L)	19,211	410,923
Constant Contact, Inc. (I)(L)	17,898	533,181
Cornerstone Ondemand, Inc. (I)	7,149	156,134
DealerTrack Holdings, Inc. (I)(L)	24,711	747,755
Dice Holdings, Inc. (I)	29,598	276,149
Digital River, Inc. (I)	22,646	423,707
EarthLink, Inc.	67,028	535,554
Envestnet, Inc. (I)	12,296	153,946
InfoSpace, Inc. (I)	23,899	306,146
Internap Network Services Corp. (I)	32,319	237,221
IntraLinks Holdings, Inc. (I)	19,621	103,795
j2 Global, Inc. (L)	27,614	791,970
Keynote Systems, Inc.	9,025	178,334
KIT Digital, Inc. (I)(L)	23,921	172,231
Limelight Networks, Inc. (I)(L)	41,969	138,078
Liquidity Services, Inc. (I)	11,256	504,269
LivePerson, Inc. (I)	31,724	532,011
LogMeIn, Inc. (I)	12,345	434,914
LoopNet, Inc. (I)	9,850	184,983
Marchex, Inc., Class B (L)	13,966	62,288
Move, Inc. (I)	24,626	239,118
NIC, Inc. (L)	38,761	470,171
OpenTable, Inc. (I)	14,200	574,674
Openwave Systems, Inc. (I)	55,344	125,631
Perficient, Inc. (I)	15,044	180,678
QuinStreet, Inc. (I)	17,632	184,960
RealNetworks, Inc.	13,675	135,930
Responsys, Inc. (I)	6,285	75,231
Saba Software, Inc. (I)	17,576	172,421
SciQuest, Inc. (I)	8,011	122,088
SPS Commerce, Inc. (I)	5,081	136,577
Stamps.com, Inc. (I)	6,270	174,808
Support.com, Inc. (I)	33,423	105,282
Travelzoo, Inc. (I)(L)	3,313	76,199
United Online, Inc.	54,119	264,642
ValueClick, Inc. (I)(L)	47,281	933,327
Vocus, Inc. (I)	10,805	143,166
Web.com Group, Inc. (I)	17,926	258,672
XO Group, Inc. (I)	18,174	170,654
Zillow, Inc. (I)	2,630	93,602
Zix Corp. (I)	43,433	126,390

		12,726,615
IT Services - 2.0%
Acxiom Corp. (I)	48,872	717,441
CACI International, Inc., Class A (I)(L)	15,648	974,714
Cardtronics, Inc. (I)	25,920	680,400
Cass Information Systems, Inc.	5,740	229,313
CIBER, Inc. (I)	38,912	164,987
Computer Task Group, Inc. (I)	9,624	147,440
Convergys Corp. (I)(L)	62,837	838,874
CSG Systems International, Inc. (I)(L)	21,071	319,015
Dynamics Research Corp. (I)	6,506	62,718
Echo Global Logistics, Inc. (I)	7,407	119,253
Euronet Worldwide, Inc. (I)(L)	30,987	647,318

312

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
ExlService Holdings, Inc. (I)	9,671	$265,372
Forrester Research, Inc. (I)	8,823	285,865
Global Cash Access Holdings, Inc. (I)	38,851	303,038
Heartland Payment Systems, Inc.	23,161	667,963
Higher One Holdings, Inc. (I)(L)	18,347	274,288
iGate Corp. (I)(L)	18,643	312,457
Jack Henry & Associates, Inc.	51,478	1,756,429
Lionbridge Technologies, Inc. (I)	39,410	113,501
ManTech International Corp., Class A (L)	14,002	482,509
MAXIMUS, Inc.	20,627	838,900
ModusLink Global Solutions, Inc.	27,491	148,451
MoneyGram International, Inc. (I)	6,819	122,742
PRGX Global, Inc. (I)	13,681	86,053
Sapient Corp.	65,383	814,018
ServiceSource International, Inc. (I)	6,338	98,112
Syntel, Inc.	9,182	514,192
TeleTech Holdings, Inc. (I)	15,340	246,974
The Hackett Group, Inc. (I)	20,251	120,898
TNS, Inc. (I)	15,555	338,010
Unisys Corp. (I)(L)	25,854	509,841
Virtusa Corp. (I)	9,552	164,963
Wright Express Corp. (I)(L)	23,053	1,492,221

		14,858,270
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (I)(L)	25,768	338,076
Alpha & Omega Semiconductor, Ltd. (I)	9,859	94,844
Amkor Technology, Inc. (I)(L)	57,750	354,874
Amtech Systems, Inc. (I)(L)	6,572	54,745
Anadigics, Inc. (I)	42,251	100,135
Applied Micro Circuits Corp. (I)(L)	38,272	265,608
ATMI, Inc. (I)	18,917	440,766
Axcelis Technologies, Inc. (I)	66,763	114,832
AXT, Inc. (I)(L)	20,751	131,769
Brooks Automation, Inc.	39,156	482,793
Cabot Microelectronics Corp. (L)	14,031	545,525
Cavium, Inc. (I)(L)	29,093	900,137
Ceva, Inc. (I)	13,800	313,398
Cirrus Logic, Inc. (I)(L)	39,371	937,030
Cohu, Inc.	15,087	171,539
CSR PLC, ADR (I)(L)	4,450	65,326
Cymer, Inc. (I)(L)	18,085	904,250
Diodes, Inc. (I)(L)	21,199	491,393
DSP Group, Inc. (I)	16,184	107,785
Entegris, Inc. (I)(L)	80,290	749,909
Entropic Communications, Inc. (I)(L)	51,332	299,266
Exar Corp. (I)	23,815	200,046
FormFactor, Inc. (I)(L)	31,302	174,665
FSI International, Inc. (I)	23,500	114,915
GSI Technology, Inc. (I)	13,834	58,656
GT Advanced Technologies Inc. (I)	75,553	624,823
Hittite Microwave Corp. (I)	18,704	1,015,814
Inphi Corp. (I)	12,785	181,291
Integrated Device Technology, Inc. (I)	88,882	635,506
Integrated Silicon Solution, Inc. (I)	16,730	186,707
IXYS Corp. (I)	14,805	195,426
Kopin Corp. (I)	42,899	174,599
Kulicke & Soffa Industries, Inc. (I)	42,685	530,575
Lattice Semiconductor Corp. (I)	69,237	445,194
LTX-Credence Corp. (I)	30,262	217,584
MaxLinear, Inc., Class A (I)	11,427	63,648
Micrel, Inc.	29,814	305,892
Microsemi Corp. (I)	51,776	1,110,077
Mindspeed Technologies, Inc. (I)(L)	20,817	132,604
MIPS Technologies, Inc. (I)	32,175	175,032

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	31,219	$921,897
Monolithic Power Systems, Inc. (I)	17,996	353,981
MoSys, Inc. (I)	21,522	85,442
Nanometrics, Inc. (I)(L)	12,225	226,285
NVE Corp. (I)(L)	3,062	162,286
Omnivision Technologies, Inc. (I)(L)	34,793	695,860
PDF Solutions, Inc. (I)	15,458	130,311
Pericom Semiconductor Corp. (I)	16,444	133,032
Photronics, Inc. (I)(L)	35,817	238,183
PLX Technology, Inc. (I)	31,192	125,392
Power Integrations, Inc. (L)	17,302	642,250
Rambus, Inc. (I)	59,045	380,840
RF Micro Devices, Inc. (I)(L)	165,208	822,736
Rubicon Technology, Inc. (I)	11,292	117,776
Rudolph Technologies, Inc. (I)	19,324	214,690
Semtech Corp. (I)	38,844	1,105,500
Sigma Designs, Inc. (I)	20,614	106,781
Silicon Image, Inc. (I)	48,043	282,493
Spansion, Inc., Class A (I)	30,814	375,315
Standard Microsystems Corp. (I)	13,617	352,272
STR Holdings, Inc. (I)(L)	18,815	91,065
Supertex, Inc. (I)	6,697	121,015
Tessera Technologies, Inc. (I)	30,677	529,178
TriQuint Semiconductor, Inc. (I)(L)	98,275	677,606
Ultra Clean Holdings, Inc. (I)	14,387	108,478
Ultratech, Inc. (I)	15,034	435,685
Veeco Instruments, Inc. (I)(L)	24,462	699,613
Volterra Semiconductor Corp. (I)	14,611	502,838

		25,045,854
Software - 4.4%
Accelrys, Inc. (I)	34,169	272,669
ACI Worldwide, Inc. (I)	23,628	951,500
Actuate Corp. (I)	24,464	153,634
Advent Software, Inc. (I)(L)	19,775	506,240
American Software, Inc., Class A	14,240	122,179
Aspen Technology, Inc. (I)	50,839	1,043,725
Blackbaud, Inc.	26,770	889,567
Bottomline Technologies, Inc. (I)	21,833	610,014
BroadSoft, Inc. (I)(L)	13,517	517,025
Callidus Software, Inc. (I)	19,290	150,655
CommVault Systems, Inc. (I)	26,425	1,311,737
Concur Technologies, Inc. (I)(L)	26,721	1,533,251
Convio, Inc. (I)	8,162	126,266
Deltek, Inc. (I)	13,618	145,168
Digimarc Corp. (I)	4,122	115,169
Ebix, Inc. (L)	17,401	403,007
EPIQ Systems, Inc.	19,318	233,748
Fair Isaac Corp.	21,323	936,080
FalconStor Software, Inc. (I)	22,154	82,856
Glu Mobile Inc. (I)(L)	29,543	143,284
Guidewire Software Inc	3,900	120,042
Imperva, Inc. (I)	3,366	131,779
Interactive Intelligence Group (I)	8,839	269,678
JDA Software Group, Inc. (I)	25,429	698,789
Jive Software, Inc.	7,950	215,922
Kenexa Corp. (I)	15,887	496,310
Manhattan Associates, Inc. (I)	12,303	584,762
Mentor Graphics Corp. (I)	57,778	858,581
MicroStrategy, Inc., Class A (I)	4,807	672,980
Monotype Imaging Holdings, Inc. (I)	21,461	319,769
Netscout Systems, Inc. (I)	22,617	460,030
NetSuite, Inc. (I)	16,270	818,218
Opnet Technologies, Inc. (L)	8,680	251,720
Parametric Technology Corp. (I)	71,404	1,995,028

313

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc. (L)	10,137	$386,828
Progress Software Corp. (I)	40,298	951,839
PROS Holdings, Inc. (I)	13,174	246,354
QLIK Technologies, Inc. (I)	42,293	1,353,376
Quest Software, Inc. (I)	34,001	791,203
RealPage, Inc. (I)(L)	18,265	350,140
Rosetta Stone, Inc. (I)	7,468	77,070
Seachange International, Inc. (I)(L)	16,875	131,288
SolarWinds, Inc. (I)	34,175	1,320,864
Sourcefire, Inc. (I)(L)	17,117	823,841
SS&C Technologies Holdings, Inc. (I)	15,245	355,666
Synchronoss Technologies, Inc. (I)(L)	15,868	506,507
Take-Two Interactive Software, Inc. (I)(L)	44,198	679,986
Taleo Corp. (I)(L)	24,648	1,132,083
Tangoe, Inc. (I)	6,561	123,412
TeleCommunication Systems, Inc. (I)	30,342	84,351
TeleNav, Inc. (I)	10,528	73,907
TiVo, Inc. (I)	71,760	860,402
Tyler Technologies, Inc. (I)(L)	17,874	686,540
Ultimate Software Group, Inc. (I)	15,495	1,135,474
VASCO Data Security International, Inc. (I)	16,877	182,103
Verint Systems, Inc. (I)	13,166	426,447
VirnetX Holding Corp. (I)(L)	24,425	584,490
Wave Systems Corp. Class A (I)(L)	53,548	99,599
Websense, Inc. (I)(L)	24,258	511,601

		32,016,753

		123,048,907
Materials - 4.6%
Chemicals - 2.1%
A. Schulman, Inc. (L)	18,543	501,032
American Vanguard Corp. (L)	13,534	293,552
Balchem Corp.	17,356	525,019
Calgon Carbon Corp. (I)	33,895	529,101
Chemtura Corp. (I)	57,920	983,482
Ferro Corp. (I)(L)	51,924	308,429
Flotek Industries, Inc. (I)(L)	30,097	361,766
Futurefuel Corp.	11,245	123,470
Georgia Gulf Corp. (I)	20,408	711,831
H.B. Fuller Company (L)	29,497	968,387
Hawkins, Inc. (L)	5,235	194,742
Innophos Holdings, Inc.	13,013	652,212
Innospec, Inc. (I)	14,210	431,700
KMG Chemicals, Inc. (L)	4,897	88,391
Koppers Holdings, Inc. (L)	12,363	476,717
Kraton Performance Polymers, Inc. (I)	19,190	509,878
Landec Corp. (I)	17,909	116,946
LSB Industries, Inc. (I)	11,186	435,359
Minerals Technologies, Inc.	10,949	716,174
NewMarket Corp. (L)	5,364	1,005,214
Olin Corp.	47,432	1,031,646
OM Group, Inc. (I)	18,587	511,328
Omnova Solutions, Inc. (I)(L)	28,345	191,329
PolyOne Corp.	56,047	807,077
Quaker Chemical Corp.	7,644	301,556
Senomyx, Inc. (I)(L)	25,539	69,977
Sensient Technologies Corp.	30,032	1,141,216
Spartech Corp. (I)	20,224	98,693
Stepan Company	4,814	422,669
TPC Group, Inc. (I)	8,093	357,792
Tredegar Industries, Inc.	14,065	275,533
Zep, Inc.	13,718	197,539
Zoltek Companies, Inc. (I)(L)	17,410	197,081

		15,536,838

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.2%
Eagle Materials, Inc.	26,577	$923,551
Headwaters, Inc. (I)	39,298	164,266
Texas Industries, Inc. (L)	13,733	480,792
United States Lime & Minerals, Inc. (I)	1,629	97,561

		1,666,170
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	2,857	99,452
Boise, Inc.	54,905	450,770
Graphic Packaging Holding Company (I)	95,930	529,534
Myers Industries, Inc.	17,790	262,403

		1,342,159
Metals & Mining - 1.5%
A. M. Castle & Company (I)(L)	10,011	126,639
AMCOL International Corp. (L)	14,676	432,795
Century Aluminum Company (I)(L)	31,059	275,804
Coeur d’Alene Mines Corp. (I)	53,447	1,268,832
General Moly, Inc. (I)(L)	42,167	141,259
Globe Specialty Metals, Inc.	37,917	563,826
Gold Resource Corp. (L)	17,086	415,361
Golden Minerals Company (I)(L)	17,032	143,580
Golden Star Resources, Ltd. (I)(L)	154,037	286,509
Haynes International, Inc.	7,295	462,138
Hecla Mining Company (L)	167,321	773,023
Horsehead Holding Corp. (I)	26,282	299,352
Jaguar Mining, Inc. (I)(L)	50,437	235,541
Kaiser Aluminum Corp. (L)	9,745	460,549
Materion Corp. (I)	12,177	349,845
McEwen Mining, Inc. (I)(L)	64,703	287,281
Metals USA Holdings Corp. (I)	7,223	104,083
Midway Gold Corp. (I)	50,925	72,823
Noranda Aluminum Holding Corp.	13,968	139,261
Olympic Steel, Inc. (L)	5,727	137,448
Paramount Gold and Silver Corp. (I)(L)	69,965	158,121
Revett Minerals, Inc. (I)(L)	16,184	67,649
RTI International Metals, Inc. (I)(L)	18,178	419,185
Stillwater Mining Company (I)(L)	69,202	874,713
Suncoke Energy, Inc. (I)	42,587	605,161
Thompson Creek Metals Company, Inc. (I)	91,611	619,290
U.S. Silica Holdings Inc. (I)	4,000	83,760
Universal Stainless & Alloy Products, Inc. (I)	4,367	186,558
Vista Gold Corp. (I)(L)	44,666	140,251
Worthington Industries, Inc. (L)	34,302	657,912

		10,788,549
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	23,696	804,953
Clearwater Paper Corp. (I)	13,864	460,423
Deltic Timber Corp. (L)	6,491	410,815
KapStone Paper and Packaging Corp. (I)	23,553	463,994
Louisiana-Pacific Corp. (I)(L)	78,980	738,463
Neenah Paper, Inc.	9,060	269,444
P.H. Glatfelter Company (L)	26,250	414,225
Schweitzer-Mauduit International, Inc.	9,590	662,285
Wausau Paper Corp.	29,044	272,433

		4,497,035

		33,830,751
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (I)	39,034	163,943
AboveNet, Inc. (I)(L)	13,703	1,134,608
Alaska Communications
Systems Group, Inc. (L)	29,247	90,081

314

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Atlantic Tele-Network, Inc.	5,805	$211,070
Cbeyond, Inc. (I)	17,324	138,592
Cincinnati Bell, Inc. (I)(L)	119,100	478,782
Cogent Communications Group, Inc. (I)	27,629	527,161
Consolidated
Communications Holdings, Inc. (L)	15,605	306,326
Fairpoint Communications, Inc. (I)(L)	14,223	53,478
General Communication, Inc., Class A (I)	25,585	223,101
HickoryTech Corp.	9,485	98,075
IDT Corp., Class B	8,527	79,642
inContact, Inc. (I)	19,751	110,211
Iridium Communications, Inc. (I)(L)	27,023	236,721
Lumos Networks Corp.	9,252	99,552
Neutral Tandem, Inc. (I)	19,362	236,023
ORBCOMM, Inc. (I)	21,936	84,454
Premiere Global Services, Inc. (I)	31,248	282,482
SureWest Communications	9,366	211,203
Towerstream Corp. (I)(L)	28,577	135,741
Vonage Holdings Corp. (I)	80,610	178,148

		5,079,394
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (I)(L)	36,729	320,644
NTELOS Holdings Corp.	9,570	198,099
Shenandoah Telecommunications Company (L)	15,044	167,741
USA Mobility, Inc.	13,275	184,921

		871,405

		5,950,799
Utilities - 3.2%
Electric Utilities - 1.4%
ALLETE, Inc.	19,160	794,948
Central Vermont Public Service Corp.	8,200	288,640
Cleco Corp.	36,097	1,431,246
El Paso Electric Company	25,209	819,040
IDACORP, Inc.	29,401	1,208,969
MGE Energy, Inc.	14,104	626,077
Otter Tail Corp. (L)	21,880	474,796
PNM Resources, Inc.	47,323	866,011
Portland General Electric Company	44,798	1,119,054
The Empire District Electric Company	25,501	518,945
UIL Holdings Corp. (L)	30,313	1,053,680
UniSource Energy Corp. (L)	21,956	802,931
Unitil Corp.	7,567	203,023

		10,207,360
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	6,131	252,107
New Jersey Resources Corp.	24,329	1,084,344
Northwest Natural Gas Company (L)	15,870	720,498
Piedmont Natural Gas Company, Inc. (L)	42,188	1,310,781
South Jersey Industries, Inc.	17,773	889,361
Southwest Gas Corp.	27,170	1,161,246
The Laclede Group, Inc.	13,469	525,560
WGL Holdings, Inc.	30,068	1,223,768

		7,167,665
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. (L)	67,961	940,580
Dynegy, Inc. (I)(L)	63,962	35,819
Genie Energy, Ltd.	10,214	98,769
Ormat Technologies, Inc.	11,235	226,385

		1,301,553
Multi-Utilities - 0.4%
Avista Corp. (L)	34,287	877,061

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Black Hills Corp. (L)	23,661	$793,353
CH Energy Group, Inc. (L)	9,470	631,933
NorthWestern Corp.	21,671	768,454

		3,070,801
Water Utilities - 0.2%
American States Water Company (L)	11,098	401,082
Cadiz, Inc. (I)	9,089	83,619
California Water Service Group	25,628	466,686
Connecticut Water Service, Inc. (L)	6,044	170,985
Consolidated Water Company, Ltd.	10,719	84,787
Middlesex Water Company	10,934	206,543
SJW Corp.	8,932	215,440
York Water Company	9,530	164,868

		1,794,010

		23,541,389

TOTAL COMMON STOCKS (Cost $480,484,578)		$729,386,830

PREFERRED SECURITIES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Alere, Inc., 3.000%	6	1,446

TOTAL PREFERRED SECURITIES (Cost $1,213)		$1,446

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$16,300	$13,158

TOTAL CORPORATE BONDS (Cost $13,356)		$13,158

ESCROW SHARES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	38,347	0

TOTAL ESCROW SHARES (Cost $0)		$0

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	6,695	3,303

TOTAL WARRANTS (Cost $0)		$3,303

SECURITIES LENDING COLLATERAL - 28.4%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	20,856,508	208,744,448

TOTAL SECURITIES LENDING
COLLATERAL (Cost $208,702,967)		$208,744,448

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreement - 0.4%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $2,647,002 on 04/02/2012,
collateralized by $2,385,000 U.S. Treasury
Notes, 3.375% due 11/15/2019 (valued at
$2,701,013, including interest)	$2,647,000	$2,647,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,647,000)		$2,647,000

Total Investments (Small Cap Index Trust)
(Cost $691,849,114) - 128.2%		$940,796,185
Other assets and liabilities, net - (28.2%)		(206,888,650)

TOTAL NET ASSETS - 100.0%		$733,907,535

315

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 16.1%
Auto Components - 1.4%
Cooper Tire & Rubber Company	843	$12,830
Dana Holding Corp.	47,097	730,004
Drew Industries, Inc. (I)	2,156	58,880
Exide Technologies (I)	8,927	27,942
Federal-Mogul Corp. (I)	5,140	88,459
Fuel Systems Solutions, Inc. (I)	778	20,352
Modine Manufacturing Company (I)	57,929	511,513
Motorcar Parts of America, Inc. (I)	2,433	23,405
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	163	112
Shiloh Industries, Inc.	1,515	14,438
Spartan Motors, Inc.	7,540	39,887
Standard Motor Products, Inc.	4,100	72,734
Superior Industries International, Inc.	5,269	102,956
TRW Automotive Holdings Corp. (I)	15,371	713,983

		2,417,495
Automobiles - 0.0%
Thor Industries, Inc.	1,293	40,807
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	80,897
VOXX International Corp. (I)	1,834	24,869
Weyco Group, Inc.	18	427

		106,193
Diversified Consumer Services - 0.2%
Archipelago Learning, Inc. (I)	222	2,469
Ascent Capital Group, Inc., Class A (I)(L)	3,168	149,815
Career Education Corp. (I)	329	2,652
Carriage Services, Inc.	1,797	13,567
Corinthian Colleges, Inc. (I)	1,477	6,115
Education Management Corp. (I)	372	5,093
Lincoln Educational Services Corp.	1,100	8,701
Mac-Gray Corp.	1,524	23,058
Matthews International Corp., Class A (L)	407	12,877
Regis Corp. (L)	8,945	164,856
School Specialty, Inc. (I)	2,286	8,092
Service Corp. International	846	9,526
Stewart Enterprises, Inc., Class A (L)	723	4,389

		411,210
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (I)	13,479	630,143
Benihana, Inc.	1,865	24,338
Biglari Holdings, Inc. (I)	314	126,495
Bluegreen Corp. (I)	7,150	30,817
Bob Evans Farms, Inc. (L)	4,378	165,138
Boyd Gaming Corp. (I)(L)	12,417	97,349
Canterbury Park Holding Corp. (I)	200	2,034
Churchill Downs, Inc.	2,448	136,843
DineEquity, Inc. (I)	17,186	852,426
Dover Downs Gaming & Entertainment, Inc.	2,170	5,468
Dover Motorsports, Inc. (I)	400	592
Full House Resorts, Inc. (I)	2,390	6,788
Gaming Partners International Corp.	800	5,104
Gaylord Entertainment Company (I)(L)	7,000	215,600
Great Wolf Resorts, Inc. (I)	5,835	33,376
International Speedway Corp., Class A	4,386	121,712
Isle of Capri Casinos, Inc. (I)(L)	6,889	48,636
J. Alexander’s Corp. (I)	600	5,070
Lakes Gaming, Inc. (I)	4,180	7,524
Life Time Fitness, Inc. (I)	4,600	232,622
Luby’s, Inc. (I)	6,251	37,944
Marcus Corp.	4,071	51,091

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc. (I)	1,278	$13,163
MTR Gaming Group, Inc. (I)	4,193	20,588
Multimedia Games
Holding Company, Inc. (I)(L)	5,383	58,998
Nathan’s Famous, Inc. (I)	100	2,120
O’Charley’s, Inc. (I)(L)	4,300	42,312
Orient Express Hotels, Ltd., Class A (I)(L)	14,713	150,073
P.F. Chang’s China Bistro, Inc. (L)	12,311	486,531
Papa John’s International, Inc. (I)(L)	14,889	560,720
Pinnacle Entertainment, Inc. (I)	10,171	117,068
Red Lion Hotels Corp. (I)	3,000	24,630
Red Robin Gourmet Burgers, Inc. (I)(L)	4,000	148,760
Rick’s Cabaret International, Inc. (I)	2,439	22,756
Ruby Tuesday, Inc. (I)	9,400	85,822
Ruth’s Hospitality Group, Inc. (I)	1,361	10,330
Scientific Games Corp., Class A (I)	2,228	25,978
Speedway Motorsports, Inc.	7,130	133,188
The Wendy’s Company	40,088	200,841
Vail Resorts, Inc. (L)	1,354	58,561
WMS Industries, Inc. (I)	684	16,231

		5,015,780
Household Durables - 1.7%
Acme United Corp.	733	7,675
Bassett Furniture Industries, Inc.	2,333	21,464
Beazer Homes USA, Inc. (I)	13,500	43,875
Blyth, Inc.	639	47,816
Cavco Industries, Inc. (I)	606	28,227
CSS Industries, Inc.	976	18,993
D.R. Horton, Inc. (L)	1,204	18,265
Emerson Radio Corp. (I)	4,869	9,787
Furniture Brands International, Inc. (I)	9,800	16,464
Helen of Troy, Ltd. (I)	3,858	131,211
Hooker Furniture Corp.	2,555	34,876
Jarden Corp.	2,332	93,816
KB Home (L)	1,700	15,130
Kid Brands, Inc. (I)	3,500	9,450
La-Z-Boy, Inc. (I)	9,646	144,304
Lennar Corp., Class A (L)	20,500	557,190
Lennar Corp., Class B	1,969	44,007
Lifetime Brands, Inc.	2,000	22,480
M/I Homes, Inc. (I)	3,580	44,249
MDC Holdings, Inc.	611	15,758
Meritage Homes Corp. (I)	36,260	981,196
Mohawk Industries, Inc. (I)	7,200	478,872
Ryland Group, Inc.	1,159	22,346
Skyline Corp.	1,252	9,578
Standard Pacific Corp. (I)	483	2,154
Stanley Furniture Company, Inc. (I)	2,340	11,209
Universal Electronics, Inc. (I)	213	4,256

		2,834,648
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	4,819	14,602
dELiA*s, Inc. (I)	5,085	7,119
Gaiam, Inc., Class A (I)	3,676	14,630
Orbitz Worldwide, Inc. (I)	1,605	4,895

		41,246
Leisure Equipment & Products - 0.2%
Aldila, Inc. (I)	1,240	3,286
Arctic Cat, Inc. (I)	2,070	88,658
Callaway Golf Company	11,857	80,153
Jakks Pacific, Inc. (L)	2,753	48,040
Leapfrog Enterprises, Inc. (I)	3,693	30,873
Smith & Wesson Holding Corp. (I)	3,256	25,234

316

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Steinway Musical Instruments, Inc. (I)	3,066	$76,650
The Nautilus Group, Inc. (I)	2,868	8,030

		360,924
Media - 1.3%
AH Belo Corp.	4,238	20,724
Ballantyne of Omaha, Inc. (I)	357	1,899
Beasley Broadcasting Group, Inc. (I)	502	2,159
Belo Corp., Class A	1,213	8,697
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,495	19,910
Digital Generation, Inc. (I)(L)	1,400	14,294
DreamWorks Animation SKG, Inc. (I)(L)	1,385	25,553
Entercom
Communications Corp., Class A (I)(L)	500	3,245
EW Scripps Company (I)	8,760	86,461
Fisher Communications, Inc. (I)	1,962	60,273
Gannett Company, Inc. (L)	10,403	159,478
Gray Television, Inc. (I)	10,200	19,278
Harte-Hanks, Inc.	2,183	19,756
Journal Communications, Inc., Class A (I)	8,698	48,970
Lee Enterprises, Inc. (I)	1,225	1,556
Live Nation Entertainment, Inc. (I)(L)	15,589	146,537
Martha Stewart Living
Omnimedia, Inc., Class A	1,000	3,810
Media General, Inc., Class A (I)(L)	4,268	21,938
Meredith Corp. (L)	2,100	68,166
Navarre Corp. (I)	4,100	7,380
New Frontier Media, Inc. (I)	3,784	5,865
Outdoor Channel Holdings, Inc.	1,782	13,026
Radio One, Inc., Class D (I)	2,600	2,522
Salem Communications Corp., Class A	2,700	12,717
Scholastic Corp.	1,457	51,403
The Interpublic Group of Companies, Inc.	79,274	904,516
The Madison Square Garden, Inc., Class A (I)	3,612	123,530
The McClatchy Company, Class A (I)(L)	11,095	32,065
The New York Times Company, Class A (I)	2,827	19,195
The Washington Post Company, Class B (L)	694	259,258
Valassis Communications, Inc. (I)	503	11,569

		2,175,750
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	9,244	582,557
Fred’s, Inc., Class A (L)	6,647	97,113
Saks, Inc. (I)(L)	26,405	306,562
Tuesday Morning Corp. (I)	3,900	14,976

		1,001,208
Specialty Retail - 6.6%
Americas Car-Mart, Inc. (I)	1,375	60,473
Asbury Automotive Group, Inc. (I)	1,724	46,548
Barnes & Noble, Inc. (I)(L)	9,769	129,439
Bebe Stores, Inc.	99,632	919,603
Big 5 Sporting Goods Corp.	827	6,484
Books-A-Million, Inc. (I)(L)	3,850	12,320
Brown Shoe Company, Inc.	7,015	64,748
Build-A-Bear Workshop, Inc. (I)	3,889	20,417
Cabela’s, Inc. (I)(L)	12,117	462,264
Cache, Inc. (I)	2,727	19,089
Casual Male Retail Group, Inc. (I)	4,708	15,819
Charming Shoppes, Inc. (I)	21,328	125,835
Christopher & Banks Corp.	6,438	11,975
Collective Brands, Inc. (I)	10,024	197,072
Conn’s, Inc. (I)	7,967	122,293
Express, Inc. (I)	35,906	896,932
Foot Locker, Inc.	12,148	377,195

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
GameStop Corp., Class A (L)	14,100	$307,944
Genesco, Inc. (I)	14,672	1,051,249
GNC Holdings, Inc., Class A	25,967	905,989
Golfsmith International Holdings, Inc. (I)	1,211	5,256
Group 1 Automotive, Inc.	3,464	194,573
Haverty Furniture Companies, Inc.	4,241	47,075
hhgregg, Inc. (I)(L)	2,951	33,582
HOT Topic, Inc.	3,633	36,875
Lithia Motors, Inc., Class A (L)	5,007	131,183
MarineMax, Inc. (I)(L)	4,789	39,413
New York & Company, Inc. (I)	10,714	39,963
Office Depot, Inc. (I)	16,863	58,177
OfficeMax, Inc. (I)(L)	10,476	59,923
Pacific Sunwear of California, Inc. (I)(L)	12,800	22,528
Penske Automotive Group, Inc. (L)	40,613	1,000,298
PEP Boys - Manny, Moe & Jack (L)	8,900	132,788
Pier 1 Imports, Inc. (L)	51,938	944,233
RadioShack Corp. (L)	7,908	49,188
Rent-A-Center, Inc.	7,599	286,862
Shoe Carnival, Inc. (I)	2,153	69,370
Sonic Automotive, Inc.	1,500	26,865
Stage Stores, Inc. (L)	5,877	95,442
Stein Mart, Inc. (I)	4,251	28,057
Systemax, Inc. (I)	1,683	28,375
The Buckle, Inc. (L)	17,403	833,604
The Children’s Place Retail Stores, Inc. (I)	600	31,002
The Finish Line, Inc., Class A (L)	37,621	798,318
The Men’s Wearhouse, Inc.	7,100	275,267
The Wet Seal, Inc., Class A (I)(L)	5,693	19,641
West Marine, Inc. (I)	4,205	50,376
Zale Corp. (I)	5,800	17,922

		11,109,844
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc. (I)(L)	2,214	110,191
Charles & Colvard, Ltd. (I)	343	1,585
Culp, Inc. (I)	130	1,427
Delta Apparel, Inc. (I)	500	8,215
Heelys, Inc. (I)	2,094	4,607
Iconix Brand Group, Inc. (I)(L)	8,941	155,395
K-Swiss, Inc., Class A (I)	4,879	20,004
Kenneth Cole Productions, Inc., Class A (I)	1,500	24,150
Lacrosse Footwear, Inc.	979	12,649
Lakeland Industries, Inc. (I)	1,110	11,167
Movado Group, Inc.	3,138	77,038
Perry Ellis International, Inc. (I)	2,800	52,276
PVH Corp.	8,752	781,816
Quiksilver, Inc. (I)(L)	24,200	97,768
RG Barry Corp.	737	8,991
Rocky Brands, Inc. (I)	1,478	20,116
Skechers U.S.A., Inc., Class A (I)	5,966	75,888
Tandy Brands Accessories, Inc. (I)	300	522
The Jones Group, Inc.	12,700	159,512
Unifi, Inc. (I)	3,647	35,230

		1,658,547

		27,173,652
Consumer Staples - 4.0%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	6,619	33,823
Coca-Cola Bottling Company Consolidated	632	39,652
Constellation Brands, Inc., Class A (I)(L)	9,050	213,490
Craft Brewers Alliance, Inc. (I)	2,909	22,283

317

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
MGP Ingredients, Inc.	2,764	$14,870

		324,118
Food & Staples Retailing - 0.9%
Ingles Markets, Inc.	2,425	42,777
Nash Finch Company	2,050	58,261
Spartan Stores, Inc.	3,767	68,258
SUPERVALU, Inc. (L)	33,286	190,063
Susser Holdings Corp. (I)	3,144	80,706
The Andersons, Inc. (L)	2,523	122,845
The Pantry, Inc. (I)	3,699	48,124
United Natural Foods, Inc. (I)	18,435	860,177
Weis Markets, Inc.	2,432	106,035

		1,577,246
Food Products - 2.4%
Alico, Inc.	341	7,881
Cal-Maine Foods, Inc. (L)	600	22,956
Chiquita Brands International, Inc. (I)	7,667	67,393
Corn Products International, Inc.	14,874	857,486
Darling International, Inc. (I)(L)	53,523	932,371
Diamond Foods, Inc. (L)	800	18,256
Dole Food Company, Inc. (I)(L)	12,705	126,796
Farmer Brothers Company (I)(L)	1,033	11,249
Fresh Del Monte Produce, Inc.	9,412	214,970
Imperial Sugar Company (L)	2,695	12,640
J&J Snack Foods Corp.	300	15,738
Omega Protein Corp. (I)	4,487	34,146
Pilgrim’s Pride Corp. (I)	882	6,580
Ralcorp Holdings, Inc. (I)	1,187	87,945
Sanderson Farms, Inc. (L)	600	31,818
Seneca Foods Corp., Class A (I)	1,409	37,113
Smart Balance, Inc. (I)	9,489	62,722
Smithfield Foods, Inc. (I)	21,963	483,845
Snyders-Lance, Inc.	1,241	32,080
The Hain Celestial Group, Inc. (I)(L)	6,737	295,148
Tootsie Roll Industries, Inc. (L)	197	4,507
TreeHouse Foods, Inc. (I)	12,026	715,547

		4,079,187
Household Products - 0.2%
Central Garden & Pet Company (I)	2,553	24,024
Central Garden & Pet Company, Class A (I)	6,081	58,560
Oil-Dri Corp of America	531	11,305
Orchids Paper Products Company	100	1,799
Spectrum Brands Holdings, Inc. (I)	7,513	262,654

		358,342
Personal Products - 0.2%
CCA Industries, Inc.	1,277	6,002
Elizabeth Arden, Inc. (I)	1,392	48,692
Inter Parfums, Inc.	1,132	17,761
Mannatech Inc (I)	276	1,007
Natural Alternatives International, Inc. (I)	200	1,250
Nutraceutical International Corp. (I)	2,093	30,474
Parlux Fragrances, Inc. (I)	4,242	24,010
Prestige Brands Holdings, Inc. (I)	9,377	163,910

		293,106
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	14,184	53,474
Universal Corp.	3,597	167,620

		221,094

		6,853,093

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.4%
Energy Equipment & Services - 4.5%
Basic Energy Services, Inc. (I)(L)	8,104	$140,604
Bolt Technology Corp.	1,328	20,584
Bristow Group, Inc.	5,929	282,991
Cal Dive International, Inc. (I)(L)	12,162	40,135
Dawson Geophysical Company (I)	1,653	56,781
Dresser-Rand Group, Inc. (I)	14,976	694,737
ENGlobal Corp. (I)	5,500	13,200
Exterran Holdings, Inc. (I)(L)	8,722	115,043
Geokinetics, Inc. (I)	1,591	2,800
Gulf Islands Fabrication, Inc.	3,019	88,366
Gulfmark Offshore, Inc., Class A (I)	4,500	206,820
Helix Energy Solutions Group, Inc. (I)	16,579	295,106
Hercules Offshore, Inc. (I)	20,985	99,259
Hornbeck Offshore Services, Inc. (I)	5,300	222,759
Key Energy Services, Inc. (I)	4,235	65,431
Lufkin Industries, Inc. (L)	8,733	704,316
Matrix Service Company (I)	2,183	30,584
Mitcham Industries, Inc. (I)	2,431	54,600
Nabors Industries, Ltd. (I)	6,345	110,974
Natural Gas Services Group, Inc. (I)	2,620	34,584
Newpark Resources, Inc. (I)(L)	12,359	101,220
Oceaneering International, Inc.	15,839	853,564
Oil States International, Inc. (I)	10,595	827,046
Parker Drilling Company (I)	21,964	131,125
Patterson-UTI Energy, Inc. (L)	23,367	404,015
PHI, Inc. (I)	3,660	84,729
Pioneer Drilling Company (I)	13,400	117,920
Rowan Companies, Inc. (I)	12,819	422,130
SEACOR Holdings, Inc. (I)	2,593	248,358
Superior Energy Services, Inc. (I)	14,275	376,289
Tetra Technologies, Inc. (I)	9,546	89,923
TGC Industries, Inc. (I)	2,319	23,004
Tidewater, Inc.	5,564	300,567
Union Drilling, Inc. (I)	5,429	30,185
Unit Corp. (I)	4,557	194,857
Willbros Group, Inc. (I)	5,700	18,468

		7,503,074
Oil, Gas & Consumable Fuels - 2.9%
Alon USA Energy, Inc.	7,477	67,667
Approach Resources, Inc. (I)	510	18,845
Bill Barrett Corp. (I)(L)	3,100	80,631
BioFuel Energy Corp. (I)	1,141	742
BPZ Resources, Inc. (I)	7,731	31,156
Callon Petroleum Company (I)	70	440
Clayton Williams Energy, Inc. (I)	138	10,963
Cloud Peak Energy, Inc. (I)(L)	500	7,965
Comstock Resources, Inc. (I)(L)	5,875	93,001
Contango Oil & Gas Company (I)	600	35,346
CREDO Petroleum Corp. (I)	175	1,789
Crimson Exploration, Inc. (I)	4,217	17,501
Crosstex Energy, Inc. (L)	5,330	75,366
CVR Energy, Inc. (I)	12,800	342,400
Delek US Holdings, Inc.	9,835	152,541
DHT Holdings, Inc. (L)	7,721	7,412
Double Eagle Petroleum &
Mining Company (I)	2,117	12,702
Endeavour International Corp. (I)	1,758	20,832
Energen Corp.	14,319	703,779
Energy Partners, Ltd. (I)	9,082	150,852
Forest Oil Corp. (I)	492	5,963
GeoResources, Inc. (I)	1,109	36,309
Green Plains Renewable Energy, Inc. (I)(L)	7,544	81,400
Harvest Natural Resources, Inc. (I)(L)	5,978	42,324

318

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
HKN, Inc. (I)	1,950	$4,329
Magnum Hunter Resources Corp. (I)	189	1,211
Overseas Shipholding Group, Inc. (L)	4,700	59,361
Penn Virginia Corp. (L)	7,585	34,512
Petroleum Development Corp. (I)	3,720	137,975
Petroquest Energy, Inc. (I)	4,800	29,472
Rex Energy Corp. (I)	3,448	36,825
Rosetta Resources, Inc. (I)	16,449	802,053
SandRidge Energy, Inc. (I)	62,156	486,681
SemGroup Corp., Class A (I)	157	4,575
Ship Finance International, Ltd. (L)	1,216	18,605
Stone Energy Corp. (I)	1,923	54,979
Swift Energy Company (I)	5,094	147,879
Teekay Corp.	3,690	128,228
Tesoro Corp. (I)(L)	20,200	542,168
Triangle Petroleum Corp. (I)(L)	1,148	7,921
USEC, Inc. (I)(L)	18,439	19,545
Vaalco Energy, Inc. (I)	5,471	51,701
Warren Resources, Inc. (I)	3,681	12,000
Western Refining, Inc.	20,442	384,718

		4,962,664

		12,465,738
Financials - 20.4%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	6,057	677,233
American Capital, Ltd. (I)	55,500	481,185
Calamos Asset Management, Inc.	984	12,900
Capital Southwest Corp.	848	80,178
Cowen Group, Inc., Class A (I)	1,830	4,959
E*TRADE Financial Corp. (I)	17,069	186,906
Edelman Financial Group, Inc.	1,576	10,417
Evercore Partners, Inc., Class A	22,572	656,168
FirstCity Financial Corp. (I)	2,100	18,354
GFI Group, Inc. (L)	8,390	31,546
Harris & Harris Group, Inc. (I)	5,338	22,153
INTL FCStone, Inc. (I)	258	5,444
Investment Technology Group, Inc. (I)	2,461	29,434
Janus Capital Group, Inc.	739	6,584
JMP Group, Inc.	3,000	22,140
Knight Capital Group, Inc., Class A (I)	5,910	76,062
Legg Mason, Inc.	9,091	253,912
MCG Capital Corp.	14,059	59,751
Medallion Financial Corp.	2,675	29,853
Oppenheimer Holdings, Inc., Class A	488	8,467
Penson Worldwide, Inc. (I)(L)	5,366	3,649
Piper Jaffray Companies (I)(L)	800	21,296
Safeguard Scientifics, Inc. (I)	2,897	49,828
SWS Group, Inc. (L)	6,700	38,324

		2,786,743
Commercial Banks - 7.2%
1st Source Corp.	3,630	88,826
1st United Bancorp, Inc. (I)(L)	1,425	8,621
Ameris Bancorp (I)	3,487	45,819
Associated Banc-Corp.	11,775	164,379
BancFirst Corp.	500	21,780
Bancorp, Inc. (I)	4,862	48,814
BancTrust Financial Group, Inc. (I)	4,650	6,696
Banner Corp.	1,837	40,469
BBCN Bancorp, Inc. (I)	8,868	98,701
Boston Private Financial Holdings, Inc. (L)	9,773	96,850
Bryn Mawr Bank Corp.	592	13,284
Camden National Corp.	601	21,125
Capital City Bank Group, Inc.	3,946	29,398

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
CapitalSource, Inc.	8,310	$54,846
Cardinal Financial Corp.	5,843	66,026
Cathay General Bancorp	11,418	202,099
Center Bancorp, Inc. (L)	2,875	28,836
Centerstate Banks, Inc.	1,287	10,502
Central Pacific Financial Corp. (I)	201	2,603
Chemical Financial Corp.	3,570	83,681
CNB Financial Corp.	67	1,120
CoBiz Financial, Inc.	5,646	39,917
Columbia Banking System, Inc.	4,235	96,473
Commerce Bancshares, Inc.	15,125	612,865
Community Bank Systems, Inc.	1,500	43,170
Community Trust Bancorp, Inc.	1,441	46,213
CVB Financial Corp.	76,209	894,694
East West Bancorp, Inc.	37,180	858,486
Encore Bancshares, Inc. (I)	2,368	48,236
Enterprise Financial Services Corp.	2,969	34,856
Fidelity Southern Corp.	1,556	10,487
Financial Institutions, Inc.	1,481	23,948
First Bancorp/Troy NC	3,559	38,900
First Busey Corp.	5,897	29,131
First California Financial Group, Inc. (I)	324	1,889
First Commonwealth Financial Corp. (L)	15,940	97,553
First Community Bancshares, Inc.	1,888	25,224
First Financial Bancorp	1,900	32,870
First Financial Corp./Indiana	1,220	38,735
First Interstate Bancsystem, Inc.	495	7,237
First Merchants Corp.	4,925	60,775
First Midwest Bancorp, Inc.	11,000	131,780
First Niagara Financial Group, Inc.	19,877	195,590
First South Bancorp, Inc. (I)	1,628	6,512
FirstMerit Corp. (L)	2,879	48,540
FNB Corp.	76,996	930,112
German American Bancorp, Inc.	434	8,433
Glacier Bancorp, Inc.	3,300	49,302
Great Southern Bancorp, Inc.	1,037	24,888
Greene County Bancshares, Inc. (I)	2,987	5,048
Hanmi Financial Corp. (I)	1,259	12,741
Heartland Financial USA, Inc.	1,059	18,363
Heritage Commerce Corp. (I)	2,996	19,264
Heritage Financial Corp. (L)	378	5,141
Hudson Valley Holding Corp.	677	10,920
IBERIABANK Corp. (L)	930	49,727
Independent Bank Corp. - MA (L)	2,831	81,335
Independent Bank Corp. - Michigan (I)	206	453
International Bancshares Corp.	8,607	182,038
Intervest Bancshares Corp. (I)	1,311	5,008
Lakeland Bancorp, Inc.	3,796	37,388
Lakeland Financial Corp.	2,380	61,951
Macatawa Bank Corp. (I)(L)	8,394	29,127
MainSource Financial Group, Inc.	4,125	49,706
MB Financial, Inc.	8,647	181,501
MBT Financial Corp. (I)	3,023	7,104
Mercantile Bank Corp. (I)	1,266	18,015
Metro Bancorp, Inc. (I)	709	8,288
Midsouth Bancorp, Inc.	91	1,238
National Penn Bancshares, Inc. (L)	20,821	184,266
NBT Bancorp, Inc.	1,200	26,496
NewBridge Bancorp. (I)	1,494	7,156
North Valley Bancorp (I)	244	3,001
Old National Bancorp	11,100	145,854
Old Second Bancorp, Inc. (I)(L)	2,721	4,952
OmniAmerican Bancorp, Inc. (I)	145	2,807
Oriental Financial Group, Inc.	6,515	78,832
Pacific Continental Corp.	424	3,994

319

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pacific Mercantile Bancorp (I)	2,510	$13,755
PacWest Bancorp	1,300	31,590
Park Sterling Corp. (I)	610	2,928
Peoples Bancorp, Inc.	2,153	37,764
Pinnacle Financial Partners, Inc. (I)(L)	6,152	112,889
Popular, Inc. (I)	81,329	166,724
Preferred Bank/Los Angeles CA (I)	220	2,592
PrivateBancorp, Inc.	1,300	19,721
Renasant Corp.	4,209	68,523
Republic Bancorp, Inc., Class A	821	19,638
S&T Bancorp, Inc.	1,224	26,549
Sandy Spring Bancorp, Inc.	3,480	63,232
SCBT Financial Corp.	1,053	34,444
Seacoast Banking Corp. of Florida (I)	1,900	3,344
Sierra Bancorp	1,489	14,637
Simmons First National Corp., Class A	1,196	30,893
Somerset Hills Bancorp	315	2,599
Southern Community Financial Corp. (I)	3,274	8,578
Southside Bancshares, Inc.	1,107	24,465
Southwest Bancorp, Inc. (I)	4,604	42,449
StellarOne Corp.	4,142	49,166
Sterling Bancorp	1,983	19,017
Sun Bancorp, Inc. (I)	4,742	16,739
Susquehanna Bancshares, Inc. (L)	26,101	257,878
Synovus Financial Corp. (L)	77,839	159,570
Taylor Capital Group, Inc. (I)	1,888	27,093
TCF Financial Corp. (L)	1,646	19,571
Texas Capital Bancshares, Inc. (I)(L)	29,604	1,024,890
TIB Financial Corp. (I)	332	4,296
Tompkins Financial Corp. (L)	308	12,338
TowneBank (L)	2,692	36,315
TriCo Bancshares	700	12,194
Trustmark Corp.	2,386	59,602
UMB Financial Corp.	653	29,212
Umpqua Holdings Corp.	18,568	251,782
Union First Market Bankshares Corp.	3,984	55,776
United Bankshares, Inc.	100	2,886
United Community Banks, Inc. (I)	1,726	16,829
Univest Corp. of Pennsylvania	1,571	26,361
Virginia Commerce Bancorp, Inc. (I)	5,893	51,741
Washington Banking Company	2,041	28,186
Washington Trust Bancorp, Inc.	2,598	62,716
Webster Financial Corp.	8,112	183,899
WesBanco, Inc.	5,143	103,580
West Bancorp, Inc.	486	4,855
West Coast Bancorp (I)	1,945	36,799
Western Alliance Bancorp (I)	11,898	100,776
Wilshire Bancorp, Inc. (I)	2,475	11,954
Wintrust Financial Corp. (L)	27,883	997,933
Yadkin Valley Financial Corp. (I)	3,532	10,207
Zions Bancorporation (L)	44,873	962,975

		12,177,455
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	1,133	11,885
Cash America International, Inc. (L)	3,600	172,548
Nelnet, Inc., Class A	4,156	107,682
The First Marblehead Corp. (I)(L)	8,341	10,176

		302,291
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc., Class A	1,200	20,400
Marlin Business Services Corp.	1,698	25,572
MicroFinancial, Inc.	400	2,740
NewStar Financial, Inc. (I)	11,166	124,166

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PHH Corp. (I)(L)	8,966	$138,704
PICO Holdings, Inc. (I)	1,111	26,053
Resource America, Inc.	3,450	21,770
The NASDAQ OMX Group, Inc. (I)	18,187	471,043

		830,448
Insurance - 7.4%
21st Century Holding Company (I)	1,090	4,840
Affirmative Insurance Holdings, Inc. (I)	3,500	1,855
Alleghany Corp. (I)	458	150,728
Allied World Assurance
Company Holdings, Ltd.	4,400	302,148
Alterra Capital Holdings, Ltd. (L)	10,867	249,724
American Equity Investment Life
Holding Company (L)	9,878	126,142
American Financial Group, Inc.	34,200	1,319,436
American National Insurance Company	2,350	170,422
American Safety Insurance Holdings, Ltd. (I)	2,154	40,603
AMERISAFE, Inc. (I)	2,300	56,902
Argo Group International Holdings, Ltd.	4,728	141,225
Arthur J. Gallagher & Company (L)	24,616	879,776
Aspen Insurance Holdings, Ltd.	11,100	310,134
Assurant, Inc.	10,606	429,543
Assured Guaranty, Ltd.	21,318	352,173
Axis Capital Holdings, Ltd.	11,512	381,853
Citizens, Inc., Class A (I)(L)	2,024	19,997
CNO Financial Group, Inc. (I)	40,256	313,192
Delphi Financial Group, Inc., Class A	6,292	281,693
Donegal Group, Inc.	3,550	48,529
Eastern Insurance Holdings, Inc.	2,342	34,193
EMC Insurance Group, Inc.	1,920	38,573
Employers Holdings, Inc.	1,400	24,794
Endurance Specialty Holdings, Ltd.	6,600	268,356
Enstar Group, Ltd. (I)(L)	1,114	110,275
Everest Re Group, Ltd.	4,128	381,923
FBL Financial Group, Inc., Class A	4,934	166,276
First Acceptance Corp. (I)	7,986	11,101
First American Financial Corp.	11,608	193,041
Flagstone Reinsurance Holdings SA	11,831	93,110
Genworth Financial, Inc., Class A (I)	28,947	240,839
Global Indemnity PLC (I)	2,945	57,398
Greenlight Capital Re, Ltd., Class A (I)	1,300	32,019
Hallmark Financial Services, Inc. (I)	4,008	31,623
Harleysville Group, Inc. (L)	2,576	148,635
Hilltop Holdings, Inc. (I)	10,034	84,185
Horace Mann Educators Corp.	6,694	117,948
Independence Holding Company	3,958	39,422
Kemper Corp.	9,673	292,898
Maiden Holdings, Ltd.	5,125	46,125
MBIA, Inc. (I)(L)	19,546	191,551
Meadowbrook Insurance Group, Inc.	8,411	78,475
Montpelier Re Holdings, Ltd.	10,711	206,937
National Financial Partners Corp. (I)(L)	7,720	116,881
National Interstate Corp.	944	24,148
Old Republic International Corp.	30,416	320,889
OneBeacon Insurance Group, Ltd.	2,200	33,902
PartnerRe, Ltd.	5,414	367,556
Platinum Underwriters Holdings, Ltd.	5,800	211,700
Presidential Life Corp.	606	6,927
Primerica, Inc.	140	3,529
Protective Life Corp.	5,969	176,802
Reinsurance Group of America, Inc.	9,576	569,485
RLI Corp. (L)	348	24,931
Safety Insurance Group, Inc.	1,810	75,368
SeaBright Holdings, Inc.	3,501	31,824

320

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	2,686	$47,300
StanCorp Financial Group, Inc. (L)	5,033	206,051
State Auto Financial Corp.	4,187	61,172
Stewart Information Services Corp.	3,766	53,515
The Hanover Insurance Group, Inc.	5,700	234,384
The Navigators Group, Inc. (I)	2,206	104,211
The Phoenix Companies, Inc. (I)	21,638	53,013
Tower Group, Inc.	5,416	121,481
United Fire Group, Inc.	2,908	52,024
Universal Insurance Holdings, Inc.	3,586	13,950
Validus Holdings, Ltd.	9,357	289,599
W.R. Berkley Corp.	21,949	792,798

		12,464,052
Real Estate Investment Trusts - 1.9%
DCT Industrial Trust, Inc.	43,025	253,848
Douglas Emmett, Inc.	39,900	910,119
DuPont Fabros Technology, Inc. (L)	17,100	418,095
Education Realty Trust, Inc. (L)	75,800	821,672
LaSalle Hotel Properties (L)	30,191	849,575

		3,253,309
Real Estate Management & Development - 0.5%
AV Homes, Inc. (I)	2,398	29,208
Consolidated-Tomoka Land Company	500	14,875
Forestar Group, Inc. (I)	1,204	18,530
Jones Lang LaSalle, Inc.	8,665	721,881
Thomas Properties Group, Inc.	4,109	18,860
ZipRealty, Inc. (I)	900	1,233

		804,587
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp. (L)	11,661	114,977
Atlantic Coast Financial Corp. (I)	105	250
Bank Mutual Corp.	4,606	18,608
Bankatlantic Bancorp, Inc. (I)(L)	879	3,604
BankFinancial Corp.	4,835	32,008
Beneficial Mutual Bancorp, Inc. (I)	1,544	13,495
Berkshire Hill Bancorp, Inc.	3,823	87,623
BofI Holding, Inc. (I)	2,469	42,171
Brookline Bancorp, Inc.	6,258	58,637
Cape Bancorp, Inc. (I)	551	4,397
Dime Community Bancshares	3,131	45,744
Doral Financial Corp. (I)	5,700	8,778
ESSA Bancorp, Inc.	2,461	24,118
Federal Agricultural
Mortgage Corp., Class C (L)	1,713	38,885
First Defiance Financial Corp.	1,620	27,313
First Financial Holdings, Inc.	3,484	38,324
First Financial Northwest, Inc. (I)	2,425	18,721
First PacTrust Bancorp, Inc.	290	3,457
First Place Financial Corp. (I)	400	296
Flushing Financial Corp.	4,247	57,165
Fox Chase Bancorp, Inc.	362	4,706
Hampden Bancorp, Inc.	1,142	13,761
Home Bancorp, Inc. (I)	527	9,191
Home Federal Bancorp, Inc.	2,355	23,856
Hopfed Bancorp, Inc.	416	3,682
Hudson City Bancorp, Inc. (L)	7,977	58,312
Kaiser Federal Financial Group, Inc.	1,732	24,231
Louisiana Bancorp, Inc. (I)	100	1,594
Meridian Interstate Bancorp, Inc. (I)	2,279	29,923
MGIC Investment Corp. (I)(L)	23,698	117,542
New England Bancshares, Inc.	100	1,044
Northeast Community Bancorp, Inc.	1,932	10,877
Northfield Bancorp, Inc. (L)	2,264	32,194

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.	3,468	$44,044
OceanFirst Financial Corp.	1,700	24,208
Oritani Financial Corp.	249	3,655
People’s United Financial, Inc.	18,885	250,037
Provident Financial Holdings, Inc.	1,778	19,434
Provident Financial Services, Inc.	8,451	122,793
Provident New York Bancorp	201	1,700
Radian Group, Inc. (L)	18,184	79,100
Riverview Bancorp, Inc. (I)	917	2,072
Rockville Financial, Inc.	1,568	18,267
Roma Financial Corp.	204	1,997
Territorial Bancorp, Inc.	352	7,325
TierOne Corp. (I)	2,328	8
Tree.com, Inc. (I)	2,270	17,252
TrustCo Bank Corp.	1,741	9,941
United Financial Bancorp, Inc.	2,387	37,762
ViewPoint Financial Group	2,600	39,988
Washington Federal, Inc.	8,003	134,610
Waterstone Financial, Inc. (I)	2,000	6,300
Westfield Financial, Inc.	4,152	32,842

		1,822,819

		34,441,704
Health Care - 8.7%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. (I)	202	3,218
Astex Pharmaceuticals (I)	6,662	12,391
Celldex Therapeutics, Inc. (I)	5,264	26,794
Cubist Pharmaceuticals, Inc. (I)	20,921	904,833
Emergent Biosolutions, Inc. (I)	700	11,200
Enzon Pharmaceuticals, Inc. (I)	200	1,368
Infinity Pharmaceuticals, Inc. (I)	306	3,660
Maxygen, Inc. (I)	5,745	32,976
MediciNova, Inc. (I)	500	1,450
Myriad Pharmaceuticals, Inc. (I)	3,408	10,326
Repligen Corp. (I)	1,386	8,177
SciClone Pharmaceuticals, Inc. (I)(L)	300	1,893
Synageva BioPharma Corp. (I)	769	27,584

		1,045,870
Health Care Equipment & Supplies - 1.7%
Accuray, Inc. (I)(L)	1,712	12,087
Alere, Inc. (I)	12,975	337,480
Alphatec Holdings, Inc. (I)(L)	8,403	19,915
Analogic Corp.	600	40,524
AngioDynamics, Inc. (I)(L)	4,195	51,389
Anika Therapeutics, Inc. (I)	3,350	42,009
Cantel Medical Corp.	3,429	86,034
CONMED Corp.	3,500	104,545
CryoLife, Inc. (I)	1,800	9,486
Cutera, Inc. (I)	3,012	25,753
Cynosure, Inc. (I)	2,139	38,203
Digirad Corp. (I)	3,100	6,479
Exactech, Inc. (I)	1,003	15,898
Greatbatch, Inc. (I)	8,335	204,374
Hologic, Inc. (I)	4,612	99,389
ICU Medical, Inc. (I)	600	29,496
Invacare Corp.	4,327	71,698
IRIS International, Inc. (I)	1,203	16,253
LeMaitre Vascular, Inc.	1,115	6,567
Medical Action Industries, Inc. (I)	1,293	7,396
Merit Medical Systems, Inc. (I)	800	9,936
Misonix, Inc. (I)	500	995
Natus Medical, Inc. (I)	1,871	22,321
Palomar Medical Technologies, Inc. (I)	1,177	10,993

321

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Rochester Medical Corp. (I)	866	$8,495
RTI Biologics, Inc. (I)	12,463	46,113
Solta Medical, Inc. (I)	5,159	15,632
SurModics, Inc. (I)	1,476	22,686
Symmetry Medical, Inc. (I)	6,511	46,033
Teleflex, Inc.	14,840	907,466
The Cooper Companies, Inc.	5,291	432,328
TranS1, Inc. (I)	1,881	6,903
West Pharmaceutical Services, Inc.	935	39,766
Wright Medical Group, Inc. (I)(L)	5,600	108,192
Young Innovations, Inc.	679	20,995

		2,923,829
Health Care Providers & Services - 3.8%
Almost Family, Inc. (I)	685	17,817
Amedisys, Inc. (I)(L)	1,941	28,067
AMERIGROUP Corp. (I)(L)	12,938	870,469
AMN Healthcare Services, Inc. (I)	4,149	25,143
Amsurg Corp. (I)	37,413	1,046,816
Assisted Living Concepts, Inc.	3,648	60,593
BioScrip, Inc. (I)	4,926	33,448
Capital Senior Living Corp. (I)	5,538	51,171
CardioNet, Inc. (I)	481	1,481
Community Health Systems, Inc. (I)(L)	11,400	253,536
Coventry Health Care, Inc.	20,100	714,957
Cross Country Healthcare, Inc. (I)	2,192	10,982
Dynacq Healthcare, Inc. (I)	600	528
Five Star Quality Care, Inc. (I)	8,754	29,851
Gentiva Health Services, Inc. (I)	20,691	180,839
Hanger Orthopedic Group, Inc. (I)	1,700	37,162
Healthways, Inc. (I)	5,277	38,839
Integramed America, Inc. (I)	830	10,047
IPC The Hospitalist Company, Inc. (I)	16,555	611,045
Kindred Healthcare, Inc. (I)(L)	3,757	32,460
LHC Group, Inc. (I)	1,200	22,236
LifePoint Hospitals, Inc. (I)	5,943	234,392
Magellan Health Services, Inc. (I)	1,300	63,453
MedCath Corp.	3,806	29,915
Metropolitan Health Networks, Inc. (I)	135	1,265
Molina Healthcare, Inc. (I)(L)	5,413	182,039
National Healthcare Corp.	855	38,954
Omnicare, Inc.	10,905	387,891
PDI, Inc. (I)	619	4,129
PharMerica Corp. (I)	3,833	47,644
Select Medical Holdings Corp. (I)	2,945	22,647
Skilled Healthcare Group, Inc. (I)(L)	815	6,243
Sun Healthcare Group, Inc. (I)	2,633	18,010
SunLink Health Systems, Inc. (I)	100	118
The Ensign Group, Inc.	458	12,439
The Providence Service Corp. (I)	1,220	18,922
Triple-S Management Corp., Class B (I)	3,459	79,903
Universal American Corp.	12,514	134,901
Universal Health Services, Inc., Class B	18,904	792,267
WellCare Health Plans, Inc. (I)	3,658	262,937

		6,415,556
Health Care Technology - 0.4%
Arrhythmia Research Technology, Inc.	200	720
MedAssets, Inc. (I)	5,247	69,051
Omnicell, Inc. (I)	36,741	558,831

		628,602
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)	11,100	47,397
Albany Molecular Research, Inc. (I)	1,700	4,590
Bio-Rad Laboratories, Inc., Class A (I)	6,861	711,417

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
BioClinica, Inc. (I)	3,000	$16,650
Cambrex Corp. (I)	6,472	45,239
Charles River
Laboratories International, Inc. (I)	18,942	683,617
Enzo Biochem, Inc. (I)	4,047	10,886
eResearch Technology, Inc. (I)	1,261	9,861
Furiex Pharmaceuticals, Inc. (I)	415	9,806
Harvard Bioscience, Inc. (I)	6,562	25,723

		1,565,186
Pharmaceuticals - 1.3%
Cumberland Pharmaceuticals, Inc. (I)	956	7,170
Endo Pharmaceuticals Holdings, Inc. (I)	21,496	832,540
FRD Acquisition Company (I)	5,160	10,939
Hi-Tech Pharmacal Company, Inc. (I)	800	28,744
KV Pharmaceutical Company, Class A (I)(L)	4,807	6,345
Lannett Company, Inc. (I)	4,175	17,410
Questcor Pharmaceuticals, Inc. (I)(L)	21,317	801,946
Transcept Pharmaceuticals, Inc. (I)	1,500	15,780
ViroPharma, Inc. (I)(L)	12,380	372,267

		2,093,141

		14,672,184
Industrials - 17.2%
Aerospace & Defense - 2.1%
AAR Corp.	37,382	682,222
Aerovironment, Inc. (I)(L)	25,270	677,489
Allied Defense Group, Inc. (I)	1,300	4,095
Ceradyne, Inc.	4,747	154,562
CPI Aerostructures, Inc. (I)	966	14,364
Curtiss-Wright Corp.	6,151	227,649
DigitalGlobe, Inc. (I)	10	133
Ducommun, Inc. (I)	2,274	27,061
Esterline Technologies Corp. (I)	4,048	289,270
Exelis, Inc.	5,821	72,879
GeoEye, Inc. (I)(L)	682	16,416
Huntington Ingalls Industries, Inc. (I)	1,913	76,979
Innovative Solutions & Support, Inc. (I)	2,300	10,143
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,919	15,587
LMI Aerospace, Inc. (I)	2,295	41,769
Orbital Sciences Corp., Class A (I)	1,140	14,991
SIFCO Industries, Inc.	1,000	18,720
Sparton Corp. (I)	2,053	19,709
Sypris Solutions, Inc.	1,826	7,395
Teledyne Technologies, Inc. (I)	763	48,107
Triumph Group, Inc. (L)	17,419	1,091,475

		3,511,015
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,029	63,858
Atlas Air Worldwide Holdings, Inc. (I)	3,546	174,499
Pacer International, Inc. (I)	3,311	20,926
UTi Worldwide, Inc.	37,803	651,346
XPO Logistics, Inc. (I)	800	13,440

		924,069
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)	4,150	21,705
JetBlue Airways Corp. (I)(L)	31,980	156,382
Pinnacle Airlines Corp. (I)	4,022	5,430
Republic Airways Holdings, Inc. (I)	7,820	38,631
SkyWest, Inc.	7,577	83,726

		305,874

322

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.6%
American Woodmark Corp.	1,592	$28,656
Apogee Enterprises, Inc.	5,284	68,428
Builders FirstSource, Inc. (I)	300	1,269
Gibraltar Industries, Inc. (I)	5,909	89,521
Griffon Corp. (L)	10,738	114,897
Insteel Industries, Inc.	2,944	35,770
Owens Corning, Inc. (I)	16,508	594,783
PGT, Inc. (I)	3,718	6,730
Quanex Building Products Corp.	2,439	43,000
Simpson Manufacturing Company, Inc.	1,100	35,475
Universal Forest Products, Inc.	2,665	91,889
US Home Systems, Inc.	656	6,114

		1,116,532
Commercial Services & Supplies - 2.3%
ABM Industries, Inc. (L)	32,906	799,616
Acorn Energy, Inc.	1,776	19,305
American Reprographics Company (I)	4,684	25,247
Asset Acceptance Capital Corp. (I)	4,739	22,463
Asta Funding, Inc.	2,925	23,897
Casella Waste Systems, Inc., Class A (I)	2,118	13,195
CECO Environmental Corp.	1,115	8,641
Consolidated Graphics, Inc. (I)	1,633	73,893
Courier Corp.	1,704	19,766
Covanta Holding Corp.	4,663	75,680
EnergySolutions, Inc. (I)	8,765	42,949
Ennis, Inc.	4,881	77,217
Fuel Tech, Inc. (I)	1,802	9,839
G&K Services, Inc., Class A	2,329	79,652
Intersections, Inc.	3,791	48,449
KAR Auction Services, Inc. (I)	1,347	21,835
Kimball International, Inc., Class B	4,427	30,591
McGrath RentCorp	2,338	75,073
Metalico, Inc. (I)(L)	7,400	31,598
Mobile Mini, Inc. (I)	6,846	144,588
Multi-Color Corp.	1,568	35,296
NL Industries, Inc.	42	626
R.R. Donnelley & Sons Company (L)	1,672	20,716
Schawk, Inc., Class A	3,541	44,298
Standard Register Company	900	1,125
Steelcase, Inc., Class A (L)	9,558	91,757
Sykes Enterprises, Inc. (I)	3,260	51,508
Team, Inc. (I)	26,914	832,988
Tetra Tech, Inc. (I)(L)	1,400	36,904
The Geo Group, Inc. (I)(L)	9,834	186,944
Unifirst Corp.	2,303	141,750
United Stationers, Inc. (L)	1,448	44,931
Versar, Inc. (I)	2,242	6,053
Viad Corp.	3,488	67,772
Virco Manufacturing Corp.	1,200	2,460
Waste Connections, Inc. (L)	21,282	692,303

		3,900,925
Construction & Engineering - 1.0%
AECOM Technology Corp. (I)	6,538	146,255
Aegion Corp. (I)	1,700	30,311
Comfort Systems USA, Inc.	3,567	38,916
Dycom Industries, Inc. (I)	9,107	212,740
EMCOR Group, Inc.	3,983	110,409
Granite Construction, Inc.	3,865	111,080
Great Lakes Dredge & Dock Corp.	10,990	79,348
Integrated Electrical Services, Inc. (I)	620	2,387
Layne Christensen Company (I)	3,312	73,692
MasTec, Inc. (I)	500	9,045
Michael Baker Corp. (I)	499	11,901

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
MYR Group, Inc. (I)	1,887	$33,702
Northwest Pipe Company (I)	1,600	33,984
Pike Electric Corp. (I)	4,803	39,529
Quanta Services, Inc. (I)	13,027	272,264
Sterling Construction Company, Inc. (I)	2,470	24,083
Tutor Perini Corp. (I)	8,135	126,743
URS Corp.	7,746	329,360

		1,685,749
Electrical Equipment - 1.2%
A123 Systems, Inc. (I)(L)	2,300	2,576
Allied Motion Technologies, Inc.	400	2,900
AZZ, Inc.	400	20,656
Belden, Inc.	22,784	863,741
Brady Corp., Class A	6,100	197,335
Encore Wire Corp.	3,894	115,769
EnerSys, Inc. (I)	2,536	87,872
General Cable Corp. (I)	3,027	88,025
Global Power Equipment Group, Inc. (I)	423	11,717
GrafTech International, Ltd. (I)	42,715	510,017
Hoku Corp. (I)(L)	1,633	1,021
LSI Industries, Inc.	4,131	30,280
Ocean Power Technologies, Inc. (I)	2,429	7,433
Orion Energy Systems, Inc. (I)	3,553	8,456
Powell Industries, Inc. (I)	1,015	34,764
PowerSecure International, Inc. (I)	3,120	18,907
SL Industries, Inc. (I)	1,600	31,312
Ultralife Corp. (I)	1,984	10,277

		2,043,058
Industrial Conglomerates - 0.1%
Standex International Corp.	2,329	95,932
Machinery - 4.8%
Accuride Corp. (I)	114	991
Actuant Corp., Class A (L)	2,201	63,807
Alamo Group, Inc.	2,127	63,938
Albany International Corp., Class A	4,234	97,170
American Railcar Industries, Inc. (I)	4,020	94,510
Ampco-Pittsburgh Corp.	1,644	33,094
Astec Industries, Inc. (I)	1,000	36,480
Barnes Group, Inc.	2,420	63,670
Briggs & Stratton Corp. (L)	7,292	130,746
Cascade Corp.	1,476	73,977
CIRCOR International, Inc. (L)	909	30,242
Columbus McKinnon Corp./NY (I)	3,511	57,194
Douglas Dynamics, Inc.	1,634	22,468
Dynamic Materials Corp.	1,262	26,641
Energy Recovery, Inc. (I)	2,317	5,329
EnPro Industries, Inc. (I)(L)	1,000	41,100
ESCO Technologies, Inc.	2,576	94,720
Federal Signal Corp. (I)	11,813	65,680
Flow International Corp. (I)	6,450	25,929
FreightCar America, Inc.	1,748	39,313
Gardner Denver, Inc. (L)	9,319	587,283
Gencor Industries, Inc. (I)	1,400	9,800
Greenbrier Companies, Inc. (I)	4,803	95,051
Hardinge, Inc.	3,000	28,380
Harsco Corp.	49	1,150
Hurco Companies, Inc. (I)	1,492	42,149
IDEX Corp.	17,825	750,967
Kaydon Corp. (L)	3,300	84,183
Key Technology, Inc. (I)	641	8,474
LB Foster Company	931	26,543
Lydall, Inc. (I)	2,409	24,548
Met-Pro Corp.	2,097	22,144

323

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
MFRI, Inc. (I)	1,100	$8,250
Miller Industries, Inc.	2,386	40,371
Mueller Industries, Inc. (L)	1,648	74,902
Mueller Water Products, Inc.	19,856	66,120
NACCO Industries, Inc., Class A	1,100	128,007
NN, Inc. (I)	280	2,285
Oshkosh Corp. (I)	2,939	68,097
Robbins & Myers, Inc.	353	18,374
Terex Corp. (I)	3,525	79,313
Titan International, Inc. (L)	37,669	890,872
TriMas Corp. (I)	38,546	863,045
Trinity Industries, Inc.	36,047	1,187,749
Valmont Industries, Inc.	8,070	947,499
Watts Water Technologies, Inc., Class A (L)	24,803	1,010,722

		8,133,277
Marine - 0.3%
Alexander & Baldwin, Inc. (L)	6,896	334,111
Baltic Trading, Ltd.	980	4,067
Eagle Bulk Shipping, Inc. (I)(L)	13,405	26,006
Excel Maritime Carriers, Ltd. (I)(L)	15,211	30,422
Genco Shipping & Trading, Ltd. (I)	5,700	36,252
International Shipholding Corp.	848	19,580

		450,438
Professional Services - 0.6%
Barrett Business Services, Inc.	2,178	43,190
CBIZ, Inc. (I)(L)	9,052	57,209
CDI Corp.	3,270	58,631
CRA International, Inc. (I)	2,371	59,797
Franklin Covey Company (I)	3,500	32,935
FTI Consulting, Inc. (I)(L)	997	37,407
GP Strategies Corp. (I)	3,946	69,055
Heidrick & Struggles International, Inc.	1,508	33,221
Hill International, Inc. (I)	3,347	13,154
Hudson Highland Group, Inc. (I)	4,800	25,824
ICF International, Inc. (I)	1,848	46,884
Kelly Services, Inc., Class A (L)	5,507	88,057
Korn/Ferry International (I)	1,957	32,780
National Technical Systems, Inc. (I)	1,146	6,590
Navigant Consulting Company (I)	6,495	90,345
On Assignment, Inc. (I)	9,160	160,025
RCM Technologies, Inc. (I)	300	1,671
Resources Connection, Inc.	3,333	46,829
The Dolan Company (I)	5,314	48,411
Volt Information Sciences, Inc. (I)	2,445	15,257
VSE Corp.	194	4,813

		972,085
Road & Rail - 1.9%
Amerco, Inc.	2,508	264,619
Arkansas Best Corp.	3,461	65,101
Avis Budget Group, Inc. (I)	17,100	241,965
Celadon Group, Inc.	3,009	46,790
Con-way, Inc.	499	16,272
Covenant Transport, Inc. (I)	1,373	4,394
Frozen Food Express Industries (I)	800	976
Landstar System, Inc.	12,710	733,621
Marten Transport, Ltd.	3,706	81,791
Old Dominion Freight Line, Inc. (I)(L)	24,657	1,175,399
P.A.M. Transportation Services, Inc.	2,046	22,895
RailAmerica, Inc. (I)	3,106	66,655
Roadrunner Transportation Systems, Inc. (I)	1,055	18,304
Ryder Systems, Inc.	6,900	364,320
Saia, Inc. (I)	2,642	44,940
Universal Truckload Services, Inc.	487	7,334

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
USA Truck, Inc. (I)	2,076	$16,089
Werner Enterprises, Inc.	900	22,374

		3,193,839
Trading Companies & Distributors - 1.6%
Aceto Corp.	5,823	55,260
Aircastle, Ltd.	13,051	159,744
Applied Industrial Technologies, Inc. (L)	3,585	147,451
Beacon Roofing Supply, Inc. (I)(L)	38,701	996,938
CAI International, Inc. (I)	2,900	52,722
GATX Corp. (L)	7,598	306,199
H&E Equipment Services, Inc. (I)(L)	9,156	173,232
Interline Brands, Inc. (I)	5,656	122,226
KSW, Inc.	700	2,723
Lawson Products, Inc.	1,291	19,507
Rush Enterprises, Inc., Class A (I)	1,300	27,586
Rush Enterprises, Inc., Class B (I)	17,888	311,072
Seacube Container Leasing, Ltd.	489	8,411
TAL International Group, Inc. (L)	5,250	192,728
Titan Machinery, Inc. (I)	2,816	79,411
Willis Lease Finance Corp. (I)	406	5,282

		2,660,492

		28,993,285
Information Technology - 16.6%
Communications Equipment - 1.8%
ADTRAN, Inc.	23,547	734,431
Anaren, Inc. (I)	1,881	34,516
Arris Group, Inc. (I)	18,453	208,519
Aviat Networks, Inc. (I)	10,732	30,264
Aware, Inc. (I)	4,448	17,347
Bel Fuse, Inc., Class B	1,641	28,996
Black Box Corp.	2,530	64,540
Brocade Communications Systems, Inc. (I)	20,470	117,703
Calix, Inc. (I)	526	4,487
Cogo Group, Inc. (I)	344	946
Communications Systems, Inc.	1,800	23,634
Comtech Telecommunications Corp. (L)	3,221	104,940
Digi International, Inc. (I)	4,813	52,895
EchoStar Corp., Class A (I)	4,285	120,580
Emulex Corp. (I)	3,023	31,379
Extreme Networks, Inc. (I)	7,353	28,162
Globecomm Systems, Inc. (I)	5,296	76,686
Harmonic, Inc. (I)	6,700	36,649
JDS Uniphase Corp. (I)	62,451	904,915
KVH Industries, Inc. (I)	2,778	29,169
Network Engines, Inc. (I)	7,300	10,439
Oplink Communications, Inc. (I)	3,231	55,250
OpNext, Inc. (I)	12,000	18,600
Optical Cable Corp.	931	3,268
Performance Technologies, Inc. (I)	2,000	5,160
Relm Wireless Corp. (I)	2,100	3,423
Sonus Networks, Inc. (I)	5,300	15,370
Sycamore Networks, Inc. (I)	5,162	91,574
Symmetricom, Inc. (I)	5,034	29,046
Tellabs, Inc. (L)	24,724	100,132
Telular Corp.	2,776	23,485
Tessco Technologies, Inc.	1,750	44,573
UTStarcom Holdings Corp. (I)	21,910	31,770
ViaSat, Inc. (I)	222	10,703
Westell Technologies, Inc., Class A (I)	8,500	19,805

		3,113,356
Computers & Peripherals - 0.4%
Avid Technology, Inc. (I)	8,133	89,463

324

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Concurrent Computer Corp. (I)	1,651	$6,026
Cray, Inc. (I)	2,251	16,477
Datalink Corp. (I)	1,902	18,107
Dot Hill Systems Corp. (I)	2,210	3,337
Electronics for Imaging, Inc. (I)	5,299	88,069
Hutchinson Technology, Inc. (I)(L)	5,052	11,114
Imation Corp. (I)	6,647	41,145
Intermec, Inc. (I)	1,914	14,795
Intevac, Inc. (I)	3,801	32,309
Novatel Wireless, Inc. (I)	6,508	21,802
Presstek, Inc. (I)	4,185	2,438
Rimage Corp.	958	9,590
STEC, Inc. (I)	901	8,505
Synaptics, Inc. (I)(L)	5,131	187,333
Xyratex, Ltd. (L)	2,438	38,789

		589,299
Electronic Equipment, Instruments & Components - 4.8%
ADDvantage Technologies Group, Inc. (I)	428	993
Agilysys, Inc. (I)	862	7,749
Arrow Electronics, Inc. (I)	39,445	1,655,507
Avnet, Inc. (I)	12,955	471,432
AVX Corp.	14,182	188,053
Benchmark Electronics, Inc. (I)	8,843	145,821
Checkpoint Systems, Inc. (I)	5,678	64,048
Chyron International Corp. (I)	200	330
Coherent, Inc. (I)	1,083	63,171
CTS Corp.	2,914	30,655
Daktronics, Inc.	124	1,102
DDi Corp.	936	11,419
Electro Rent Corp.	4,173	76,825
Electro Scientific Industries, Inc.	54,706	821,137
Fabrinet (I)	141	2,497
FEI Company (I)(L)	723	35,507
GSI Group, Inc. (I)	1,614	19,465
ID Systems, Inc. (I)	2,235	13,365
Identive Group, Inc. (I)	4,331	9,052
Ingram Micro, Inc., Class A (I)	21,136	392,284
Insight Enterprises, Inc. (I)	6,949	152,392
IntriCon Corp. (I)	100	694
Itron, Inc. (I)	75	3,406
KEMET Corp. (I)	2,976	27,855
KEY Tronic Corp. (I)	1,900	18,012
Measurement Specialties, Inc. (I)(L)	1,855	62,514
Mercury Computer Systems, Inc. (I)	860	11,395
Methode Electronics, Inc.	7,095	65,842
Multi-Fineline Electronix, Inc. (I)	1,634	44,853
Napco Security Technologies, Inc. (I)	1,164	3,643
Newport Corp. (I)	3,627	64,270
OSI Systems, Inc. (I)	18,180	1,114,434
PAR Technology Corp. (I)	3,132	15,284
Park Electrochemical Corp.	1,464	44,257
PC Connection, Inc.	4,352	35,773
PC Mall, Inc. (I)	3,055	18,361
Perceptron, Inc. (I)	1,608	9,391
Planar Systems, Inc. (I)	5,100	12,036
Plexus Corp. (I)	1,321	46,222
RadiSys Corp. (I)	5,279	39,065
Richardson Electronics, Ltd.	2,584	30,956
Rofin-Sinar Technologies, Inc. (I)	202	5,327
Rogers Corp. (I)	2,200	85,250
Sanmina-SCI Corp. (I)	86,838	994,295
Scansource, Inc. (I)	1,172	43,739
Smtc Corp. (I)	490	1,852
SYNNEX Corp. (I)(L)	5,668	216,178

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Tech Data Corp. (I)(L)	6,414	$348,024
TTM Technologies, Inc. (I)	11,598	133,261
Viasystems Group, Inc. (I)	720	13,666
Vicon Industries, Inc. (I)	126	402
Vishay Intertechnology, Inc. (I)	22,682	275,813
Vishay Precision Group, Inc. (I)	1,653	24,514
X-Rite, Inc. (I)(L)	4,388	19,922
Zygo Corp. (I)	2,603	50,941

		8,044,251
Internet Software & Services - 1.3%
AOL, Inc. (I)(L)	6,708	127,251
DealerTrack Holdings, Inc. (I)(L)	1,817	54,982
Digital River, Inc. (I)	504	9,430
EarthLink, Inc.	16,621	132,802
InfoSpace, Inc. (I)	6,814	87,287
InterActiveCorp	6,475	317,858
Internap Network Services Corp. (I)	11,043	81,056
Keynote Systems, Inc.	1,300	25,688
KIT Digital, Inc. (I)(L)	7,126	51,307
Limelight Networks, Inc. (I)	1,418	4,665
Looksmart, Ltd. (I)	700	777
Marchex, Inc., Class B	2,445	10,905
Market Leader, Inc. (I)	700	2,562
Perficient, Inc. (I)	1,837	22,062
QuinStreet, Inc. (I)	3,213	33,704
RealNetworks, Inc.	5,862	58,268
Soundbite Communications, Inc. (I)	3,800	11,324
TechTarget, Inc. (I)	2,617	18,136
TheStreet.com, Inc.	8,757	19,353
United Online, Inc.	13,619	66,597
ValueClick, Inc. (I)(L)	52,562	1,037,574
XO Group, Inc. (I)	3,278	30,780

		2,204,368
IT Services - 2.2%
Acxiom Corp. (I)	3,452	50,675
CACI International, Inc., Class A (I)(L)	4,374	272,456
CIBER, Inc. (I)	14,246	60,403
Convergys Corp. (I)(L)	17,071	227,898
CoreLogic, Inc. (I)	11,608	189,443
CSG Systems International, Inc. (I)	1,319	19,970
Dynamics Research Corp. (I)	1,898	18,297
Euronet Worldwide, Inc. (I)	1,498	31,293
Global Cash Access Holdings, Inc. (I)	2,285	17,823
Heartland Payment Systems, Inc.	33,436	964,294
Jack Henry & Associates, Inc. (L)	24,338	830,413
ManTech International Corp., Class A (L)	3,617	124,642
MAXIMUS, Inc.	17,731	721,120
ModusLink Global Solutions, Inc. (I)	7,816	42,206
NCI, Inc. (I)	156	997
Official Payments Holdings Inc (I)	809	4,102
Online Resources Corp. (I)	6,260	17,841
StarTek, Inc. (I)	3,143	6,883
The Hackett Group, Inc. (I)	7,525	44,924
Virtusa Corp. (I)	2,596	44,833
WPCS International, Inc. (I)	1,200	1,524

		3,692,037
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (I)	3,071	40,292
Aetrium (I)	650	520
Alpha & Omega Semiconductor, Ltd. (I)	212	2,039
Amkor Technology, Inc. (I)	9,473	58,212
Anadigics, Inc. (I)	11,169	26,471

325

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Micro Circuits Corp. (I)	4,145	$28,766
ATMI, Inc. (I)	4,545	105,899
Axcelis Technologies, Inc. (I)	5,100	8,772
AXT, Inc. (I)	4,229	26,854
Brooks Automation, Inc.	5,718	70,503
BTU International, Inc. (I)	1,318	4,073
Cabot Microelectronics Corp. (L)	1,000	38,880
Cascade Microtech, Inc. (I)	1,892	9,214
Cohu, Inc.	4,192	47,663
Cymer, Inc. (I)(L)	15,246	762,300
Diodes, Inc. (I)(L)	34,986	810,975
DSP Group, Inc. (I)	4,702	31,315
Entropic Communications, Inc. (I)	20	117
Exar Corp. (I)	8,586	72,122
Fairchild Semiconductor International, Inc. (I)	5,704	83,849
FormFactor, Inc. (I)(L)	7,875	43,943
FSI International, Inc. (I)	7,000	34,230
Gigoptix, Inc. (I)	1,582	4,398
GSI Technology, Inc. (I)	5,524	23,422
Ikanos Communications, Inc. (I)	4,125	3,011
Integrated Device Technology, Inc. (I)	7,623	54,504
Integrated Silicon Solution, Inc. (I)	4,500	50,220
International Rectifier Corp. (I)(L)	7,029	162,159
Intersil Corp., Class A	10,660	119,392
IXYS Corp. (I)	2,555	33,726
Kopin Corp. (I)	4,778	19,446
Kulicke & Soffa Industries, Inc. (I)	2,900	36,047
Lattice Semiconductor Corp. (I)	129,396	832,016
LTX-Credence Corp. (I)	3,300	23,727
Mattson Technology, Inc. (I)	7,741	21,443
MEMSIC, Inc. (I)	3,797	15,985
Microsemi Corp. (I)	2,972	63,720
MKS Instruments, Inc.	4,529	133,741
Monolithic Power Systems, Inc. (I)	2,399	47,188
MoSys, Inc. (I)	502	1,993
Novellus Systems, Inc. (I)(L)	23,695	1,182,617
Pericom Semiconductor Corp. (I)	4,434	35,871
Photronics, Inc. (I)(L)	13,726	91,278
PLX Technology, Inc. (I)	2,508	10,082
PMC-Sierra, Inc. (I)	7,730	55,888
Rudolph Technologies, Inc. (I)	4,469	49,651
Semtech Corp. (I)(L)	32,841	934,655
Sigma Designs, Inc. (I)	5,587	28,941
Spansion, Inc., Class A (I)	1,159	14,117
Standard Microsystems Corp. (I)	3,611	93,417
SunPower Corp. (I)	1,520	9,698
Supertex, Inc. (I)	839	15,161
Tessera Technologies, Inc. (I)	5,784	99,774
Veeco Instruments, Inc. (I)(L)	1,470	42,042

		6,616,339
Software - 2.2%
Accelrys, Inc. (I)	4,470	35,671
Ariba, Inc. (I)(L)	24,564	803,488
AsiaInfo Holdings, Inc. (I)	400	5,040
EPIQ Systems, Inc.	5,795	70,120
ePlus, Inc. (I)	1,364	43,607
JDA Software Group, Inc. (I)	1,400	38,472
Mentor Graphics Corp. (I)	5,579	82,904
MicroStrategy, Inc., Class A (I)	398	55,720
Parametric Technology Corp. (I)	30,262	845,520
Pervasive Software, Inc. (I)	1,000	5,990
Quest Software, Inc. (I)	30,308	705,267
Rosetta Stone, Inc. (I)	348	3,591
Seachange International, Inc. (I)	5,428	42,230

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Smith Micro Software, Inc. (I)	1,724	$4,017
SS&C Technologies Holdings, Inc. (I)	1,357	31,659
TeleCommunication Systems, Inc. (I)	7,641	21,242
THQ, Inc. (I)(L)	12,023	6,733
TIBCO Software, Inc. (I)	29,994	914,817

		3,716,088

		27,975,738
Materials - 7.8%
Chemicals - 2.7%
A. Schulman, Inc. (L)	4,138	111,809
American Pacific Corp. (I)	1,621	12,190
American Vanguard Corp.	2,042	44,291
Arabian American Development Company (I)	2,516	23,348
Ashland, Inc.	8,767	535,313
Chase Corp.	1,174	18,491
Chemtura Corp. (I)	1,362	23,127
Core Molding Technologies, Inc. (I)	1,000	9,200
Cytec Industries, Inc.	5,878	357,324
Ferro Corp. (I)	4,772	28,346
FMC Corp.	8,387	887,848
Futurefuel Corp.	56	615
Georgia Gulf Corp. (I)	2,284	79,666
H.B. Fuller Company (L)	1,700	55,811
Huntsman Corp.	9,200	128,892
Innophos Holdings, Inc.	16,593	831,641
KMG Chemicals, Inc.	1,402	25,306
Landec Corp. (I)	3,865	25,238
Minerals Technologies, Inc.	1,684	110,150
Olin Corp.	3,892	84,651
OM Group, Inc. (I)	4,455	122,557
Penford Corp. (I)	2,624	17,738
PolyOne Corp.	55,968	805,939
Quaker Chemical Corp.	1,086	42,843
Sensient Technologies Corp.	2,292	87,096
Spartech Corp. (I)	5,607	27,362
Zoltek Companies, Inc. (I)	6,760	76,523

		4,573,315
Construction Materials - 0.9%
Eagle Materials, Inc.	33,415	1,161,171
Headwaters, Inc. (I)	11,408	47,685
Texas Industries, Inc. (L)	2,257	79,018
Vulcan Materials Company	4,941	211,129

		1,499,003
Containers & Packaging - 0.6%
Boise, Inc.	15,525	127,460
Graphic Packaging Holding Company (I)	73,877	407,801
Myers Industries, Inc.	6,330	93,368
Rock-Tenn Company, Class A	4,866	328,747

		957,376
Metals & Mining - 2.3%
A. M. Castle & Company (I)(L)	4,342	54,926
AK Steel Holding Corp.	4,586	34,670
Allied Nevada Gold Corp. (I)(L)	5,903	192,025
Century Aluminum Company (I)(L)	12,885	114,419
Coeur d’Alene Mines Corp. (I)	10,600	251,644
Commercial Metals Company (L)	9,182	136,077
Compass Minerals International, Inc.	7,824	561,294
Detour Gold Corp. (I)	7,031	175,308
Friedman Industries, Inc.	1,609	17,538
Haynes International, Inc.	13,895	880,248
Horsehead Holding Corp. (I)	7,506	85,493

326

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kaiser Aluminum Corp. (L)	2,852	$134,786
Materion Corp. (I)	2,446	70,274
Metals USA Holdings Corp. (I)	823	11,859
Noranda Aluminum Holding Corp.	71	708
Olympic Steel, Inc.	2,383	57,192
Reliance Steel & Aluminum Company	10,500	593,040
RTI International Metals, Inc. (I)(L)	4,900	112,994
Schnitzer Steel Industries, Inc. (L)	1,608	64,151
Steel Dynamics, Inc.	12,027	174,873
Synalloy Corp.	1,121	14,730
United States Steel Corp.	1,208	35,479
Universal Stainless & Alloy Products, Inc. (I)	1,562	66,729
Worthington Industries, Inc. (L)	5,308	101,807

		3,942,264
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	7,600	258,172
Clearwater Paper Corp. (I)	600	19,926
Domtar Corp.	4,550	433,979
KapStone Paper and Packaging Corp. (I)	5,210	102,637
Louisiana-Pacific Corp. (I)(L)	21,668	202,596
Mercer International, Inc. (I)	10,058	80,363
Neenah Paper, Inc.	2,549	75,807
P.H. Glatfelter Company (L)	7,710	121,664
Schweitzer-Mauduit International, Inc. (L)	11,999	828,651
Wausau Paper Corp.	4,524	42,435

		2,166,230

		13,138,188
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	10,908
General Communication, Inc., Class A (I)	6,157	53,689
HickoryTech Corp.	2,058	21,280
Iridium Communications, Inc. (I)(L)	9,684	84,832
Neutral Tandem, Inc. (I)	1,689	20,589
ORBCOMM, Inc. (I)	9,140	35,189
Premiere Global Services, Inc. (I)(L)	4,687	42,370
Primus Telecommunications Group, Inc. (I)	472	7,590
SureWest Communications	2,828	63,771

		340,218
Wireless Telecommunication Services - 0.3%
FiberTower Corp. (I)(L)	5,109	833
Leap Wireless International, Inc. (I)	8,053	70,303
Shenandoah Telecommunications Company	58	647
Telephone & Data Systems, Inc. (L)	11,308	261,780
United States Cellular Corp. (I)	3,700	151,441
USA Mobility, Inc.	1,540	21,452

		506,456

		846,674
Utilities - 0.7%
Gas Utilities - 0.5%
UGI Corp.	27,727	755,561
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (I)(L)	11,329	6,344
GenOn Energy, Inc. (I)	100,296	208,594
NRG Energy, Inc. (I)	2,894	45,349
Ormat Technologies, Inc.	2,857	57,569

		317,856
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	955	7,554

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
SJW Corp. (L)	2,697	$65,052

		72,606

		1,146,023

TOTAL COMMON STOCKS (Cost $131,433,819)		$167,706,279

SECURITIES LENDING COLLATERAL - 19.1%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	3,226,225	32,289,994

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,287,571)		$32,289,994

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	1,495,632	1,495,632

TOTAL SHORT-TERM INVESTMENTS (Cost $1,495,632)		$1,495,632

Total Investments (Small Cap Opportunities Trust)
(Cost $165,217,022) - 119.4%		$201,491,905
Other assets and liabilities, net - (19.4%)		(32,806,915)

TOTAL NET ASSETS - 100.0%		$168,684,990

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 14.5%
Diversified Consumer Services - 1.1%
Matthews International Corp., Class A (L)	219,300	$6,938,652
Hotels, Restaurants & Leisure - 2.7%
CEC Entertainment, Inc.	186,350	7,064,529
Choice Hotels International, Inc. (L)	172,600	6,444,884
Sonic Corp. (I)	469,600	3,606,528

		17,115,941
Household Durables - 1.3%
Helen of Troy, Ltd. (I)(L)	239,100	8,131,791
Leisure Equipment & Products - 0.7%
Mattel, Inc.	130,900	4,406,094
Media - 1.9%
Arbitron, Inc. (L)	337,669	12,487,000
Multiline Retail - 1.3%
Fred’s, Inc., Class A (L)	580,100	8,475,261
Specialty Retail - 5.5%
Ascena Retail Group, Inc. (I)	226,900	10,056,208
Stage Stores, Inc. (L)	735,149	11,938,820
The Cato Corp., Class A (L)	472,846	13,069,463

		35,064,491

		92,619,230
Consumer Staples - 2.3%
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc.	168,700	9,356,102
Food Products - 0.8%
Post Holdings, Inc. (I)	100,100	3,296,293

327

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Ralcorp Holdings, Inc. (I)	29,200	$2,163,428

		5,459,721

		14,815,823
Energy - 4.2%
Energy Equipment & Services - 2.1%
Bristow Group, Inc. (L)	126,100	6,018,753
SEACOR Holdings, Inc. (I)	76,544	7,331,384

		13,350,137
Oil, Gas & Consumable Fuels - 2.1%
GeoResources, Inc. (I)	182,500	5,975,050
Penn Virginia Corp.	365,400	1,662,570
Plains Exploration & Production Company (I)	33,900	1,445,835
Scorpio Tankers, Inc. (I)(L)	414,300	2,924,958
Whiting Petroleum Corp. (I)	27,400	1,487,820

		13,496,233

		26,846,370
Financials - 21.8%
Capital Markets - 1.6%
Ares Capital Corp.	608,866	9,954,959
Commercial Banks - 8.5%
First Busey Corp. (L)	645,977	3,191,126
First Midwest Bancorp, Inc. (L)	688,631	8,249,799
First Niagara Financial Group, Inc.	532,712	5,241,886
Hancock Holding Company	170,300	6,047,353
International Bancshares Corp.	542,010	11,463,512
MB Financial, Inc.	290,448	6,096,504
Webster Financial Corp. (L)	481,500	10,915,605
Westamerica Bancorp. (L)	72,000	3,456,000

		54,661,785
Insurance - 7.2%
Alleghany Corp. (I)	31,092	10,232,377
AMERISAFE, Inc. (I)(L)	187,100	4,628,854
Assured Guaranty, Ltd.	313,307	5,175,832
Delphi Financial Group, Inc., Class A	98,950	4,429,992
Platinum Underwriters Holdings, Ltd.	210,909	7,698,179
Primerica, Inc.	337,600	8,510,896
Reinsurance Group of America, Inc.	55,200	3,282,744
White Mountains Insurance Group, Ltd.	4,150	2,082,138

		46,041,012
Real Estate Investment Trusts - 2.4%
Campus Crest Communities, Inc.	355,000	4,139,300
DiamondRock Hospitality Company (L)	605,888	6,234,588
Mack-Cali Realty Corp.	177,200	5,106,904

		15,480,792
Thrifts & Mortgage Finance - 2.1%
Flushing Financial Corp. (L)	239,500	3,223,670
Northwest Bancshares, Inc. (L)	784,900	9,968,230

		13,191,900

		139,330,448
Health Care - 9.8%
Health Care Equipment & Supplies - 2.5%
Haemonetics Corp. (I)(L)	62,100	4,327,128
ICU Medical, Inc. (I)(L)	132,840	6,530,414
STERIS Corp. (L)	165,800	5,242,596

		16,100,138
Health Care Providers & Services - 2.9%
Amsurg Corp. (I)(L)	356,930	9,986,901

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Corvel Corp. (I)	87,865	$3,504,935
PSS World Medical, Inc. (I)(L)	209,200	5,301,128

		18,792,964
Life Sciences Tools & Services - 4.4%
Charles River
Laboratories International, Inc. (I)	394,300	14,230,287
ICON PLC, ADR (I)(L)	653,000	13,856,660

		28,086,947

		62,980,049
Industrials - 24.5%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (I)	85,200	4,192,692
Commercial Services & Supplies - 6.0%
ACCO Brands Corp. (I)(L)	805,000	9,990,050
Corrections Corp. of America (I)	59,400	1,622,214
G&K Services, Inc., Class A	213,500	7,301,700
Standard Parking Corp. (I)	198,438	4,067,979
Unifirst Corp.	41,500	2,554,325
United Stationers, Inc. (L)	408,288	12,669,177

		38,205,445
Construction & Engineering - 0.2%
Sterling Construction Company, Inc. (I)	113,067	1,102,403
Electrical Equipment - 3.5%
Acuity Brands, Inc. (L)	86,400	5,428,512
Belden, Inc.	455,149	17,254,699

		22,683,211
Industrial Conglomerates - 3.3%
Carlisle Companies, Inc.	422,536	21,092,997
Machinery - 5.7%
Albany International Corp., Class A	421,334	9,669,615
ESCO Technologies, Inc.	284,002	10,442,754
Flowserve Corp.	23,800	2,749,138
Mueller Industries, Inc. (L)	293,210	13,326,395

		36,187,902
Marine - 1.7%
Alexander & Baldwin, Inc.	38,600	1,870,170
Kirby Corp. (I)(L)	135,900	8,940,861

		10,811,031
Professional Services - 0.3%
Towers Watson & Company, Class A	28,200	1,863,174
Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A (I)	188,425	10,284,237
Trading Companies & Distributors - 1.6%
GATX Corp. (L)	262,300	10,570,690

		156,993,782
Information Technology - 9.5%
Computers & Peripherals - 1.6%
Diebold, Inc.	258,900	9,972,828
Electronic Equipment, Instruments & Components - 2.4%
Coherent, Inc. (I)	103,700	6,048,821
MTS Systems Corp.	179,668	9,538,574

		15,587,395
IT Services - 2.6%
Fiserv, Inc. (I)	66,900	4,642,191
MAXIMUS, Inc.	293,200	11,924,444

		16,566,635

328

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	183,800	$7,568,884
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc. (L)	133,800	3,825,342
Software - 1.1%
Websense, Inc. (I)(L)	344,100	7,257,069

		60,778,153
Materials - 5.1%
Chemicals - 1.8%
Koppers Holdings, Inc. (L)	147,188	5,675,569
Zep, Inc. (L)	394,050	5,674,320

		11,349,889
Containers & Packaging - 2.0%
AptarGroup, Inc.	153,538	8,409,276
Greif, Inc., Class A	76,500	4,277,880

		12,687,156
Paper & Forest Products - 1.3%
Deltic Timber Corp. (L)	130,546	8,262,256

		32,299,301
Utilities - 4.5%
Electric Utilities - 2.1%
UniSource Energy Corp. (L)	196,900	7,200,633
Westar Energy, Inc.	221,700	6,192,081

		13,392,714
Gas Utilities - 2.4%
Atmos Energy Corp.	203,900	6,414,694
New Jersey Resources Corp. (L)	71,074	3,167,766
UGI Corp.	72,700	1,981,075
WGL Holdings, Inc.	95,700	3,894,990

		15,458,525

		28,851,239

TOTAL COMMON STOCKS (Cost $456,150,139)		$615,514,395

SECURITIES LENDING COLLATERAL - 15.3%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	9,754,694	97,630,834

TOTAL SECURITIES LENDING
COLLATERAL (Cost $97,614,625)		$97,630,834

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreement - 4.1%
Bank of America Tri-Party Repurchase
Agreement dated 03/30/2012 at 0.120% to
be repurchased at $26,400,264 on
04/02/2012, collateralized by $26,845,731
Federal National Mortgage Association, due
01/12/2039 (valued at $26,928,000
including interest).	$26,400,000	$26,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,400,000)		$26,400,000

Total Investments (Small Cap Value Trust)
(Cost $580,164,764) - 115.6%		$739,545,229
Other assets and liabilities, net - (15.6%)		(99,919,957)

TOTAL NET ASSETS - 100.0%		$639,625,272

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 17.5%
Auto Components - 1.3%
Tenneco, Inc. (I)	18,038	$670,112
TRW Automotive Holdings Corp. (I)	14,641	680,074

		1,350,186
Distributors - 0.8%
Pool Corp. (L)	23,349	873,720
Hotels, Restaurants & Leisure - 4.5%
Choice Hotels International, Inc. (L)	16,185	604,348
Darden Restaurants, Inc. (L)	13,623	696,953
Domino’s Pizza, Inc.	21,392	776,530
Jack in the Box, Inc. (I)(L)	28,385	680,388
Life Time Fitness, Inc. (I)	19,397	980,906
Penn National Gaming, Inc. (I)	24,096	1,035,646

		4,774,771
Household Durables - 0.7%
Ryland Group, Inc.	41,718	804,323
Specialty Retail - 6.8%
Dick’s Sporting Goods, Inc.	18,809	904,337
DSW, Inc., Class A	15,015	822,372
Foot Locker, Inc.	29,528	916,844
GameStop Corp., Class A (L)	26,650	582,036
Group 1 Automotive, Inc.	14,179	796,434
Monro Muffler Brake, Inc. (L)	18,734	777,274
Tractor Supply Company	9,558	865,572
Urban Outfitters, Inc. (I)(L)	25,420	739,976
Vitamin Shoppe, Inc. (I)	19,161	847,108

		7,251,953
Textiles, Apparel & Luxury Goods - 3.4%
Maidenform Brands, Inc. (I)(L)	28,364	638,474
Michael Kors Holdings, Ltd. (I)(L)	21,051	980,766
Steven Madden, Ltd. (I)	23,953	1,023,991
Under Armour, Inc., Class A (I)	11,189	1,051,766

		3,694,997

		18,749,950
Consumer Staples - 3.6%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	16,488	661,169
Food Products - 1.9%
B&G Foods, Inc.	37,516	844,485
Diamond Foods, Inc.	12,174	277,811
Lancaster Colony Corp.	12,955	860,989

		1,983,285
Personal Products - 1.1%
Nu Skin Enterprises, Inc., Class A (L)	20,923	1,211,651

		3,856,105
Energy - 7.0%
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc. (I)	16,268	730,271
Dresser-Rand Group, Inc. (I)	16,098	746,786
Dril-Quip, Inc. (I)	11,985	779,265
FMC Technologies, Inc. (I)(L)	16,594	836,669
Lufkin Industries, Inc. (L)	10,014	807,629
Patterson-UTI Energy, Inc. (L)	28,006	484,224

		4,384,844
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Company, Class A (L)	17,441	821,994
Energen Corp.	13,619	669,374
James River Coal Company (I)(L)	56,030	286,874

329

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc. (I)(L)	23,742	$731,966
Resolute Energy Corp. (I)(L)	53,844	612,745

		3,122,953

		7,507,797
Financials - 5.4%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (I)	8,135	909,574
Greenhill & Company, Inc. (L)	8,412	367,100
Stifel Financial Corp. (I)(L)	13,321	504,067

		1,780,741
Commercial Banks - 1.5%
Huntington Bancshares, Inc.	94,700	610,815
SVB Financial Group (I)(L)	15,526	998,943

		1,609,758
Insurance - 1.5%
Brown & Brown, Inc.	33,844	804,810
ProAssurance Corp.	9,174	808,321

		1,613,131
Real Estate Investment Trusts - 0.7%
Colonial Properties Trust	36,475	792,602

		5,796,232
Health Care - 16.6%
Biotechnology - 3.7%
Acorda Therapeutics, Inc. (I)	18,516	491,600
BioMarin Pharmaceutical, Inc. (I)(L)	27,731	949,787
Incyte Corp. (I)(L)	50,951	983,354
Myriad Genetics, Inc. (I)	34,163	808,297
United Therapeutics Corp. (I)	15,249	718,685

		3,951,723
Health Care Equipment & Supplies - 4.7%
Insulet Corp. (I)(L)	26,499	507,191
Masimo Corp. (I)(L)	28,893	675,518
Meridian Bioscience, Inc. (L)	24,158	468,182
Sirona Dental Systems, Inc. (I)	16,352	842,782
STERIS Corp. (L)	23,607	746,453
Zoll Medical Corp. (I)	19,255	1,783,591

		5,023,717
Health Care Providers & Services - 4.6%
Centene Corp. (I)	22,059	1,080,229
Chemed Corp. (L)	13,911	871,941
Health Management
Associates, Inc., Class A (I)	66,190	444,797
HMS Holdings Corp. (I)	21,647	675,603
Mednax, Inc. (I)	9,941	739,312
PSS World Medical, Inc. (I)(L)	25,486	645,815
VCA Antech, Inc. (I)(L)	22,205	515,378

		4,973,075
Health Care Technology - 0.6%
Quality Systems, Inc. (L)	14,536	635,659
Life Sciences Tools & Services - 2.0%
PAREXEL International Corp. (I)	33,435	901,742
PerkinElmer, Inc.	25,561	707,017
Techne Corp.	8,465	593,397

		2,202,156
Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd. (I)(L)	19,948	1,047,270

		17,833,600

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 15.5%
Aerospace & Defense - 2.8%
Hexcel Corp. (I)	34,636	$831,610
TransDigm Group, Inc. (I)	18,635	2,157,188

		2,988,798
Air Freight & Logistics - 1.6%
Forward Air Corp.	23,297	854,301
HUB Group, Inc., Class A (I)	24,805	893,724

		1,748,025
Building Products - 0.7%
AO Smith Corp.	17,524	787,704
Commercial Services & Supplies - 1.8%
Corrections Corp. of America (I)	36,531	997,662
Tetra Tech, Inc. (I)	34,355	905,598

		1,903,260
Electrical Equipment - 0.8%
Acuity Brands, Inc.	13,370	840,037
Machinery - 5.2%
Crane Company	16,481	799,329
Kennametal, Inc.	17,940	798,868
Lincoln Electric Holdings, Inc.	20,850	944,922
Lindsay Corp. (L)	11,873	786,824
WABCO Holdings, Inc. (I)	16,948	1,025,015
Wabtec Corp.	15,502	1,168,386

		5,523,344
Professional Services - 1.0%
CoStar Group, Inc. (I)(L)	16,100	1,111,705
Trading Companies & Distributors - 1.6%
Watsco, Inc. (L)	11,590	858,124
WESCO International, Inc. (I)(L)	13,796	901,017

		1,759,141

		16,662,014
Information Technology - 28.0%
Communications Equipment - 2.4%
Ciena Corp. (I)(L)	29,678	480,487
Finisar Corp. (I)(L)	32,383	652,517
NETGEAR, Inc. (I)	21,063	804,607
Polycom, Inc. (I)	33,061	630,473

		2,568,084
Electronic Equipment, Instruments & Components - 3.2%
Cognex Corp.	18,758	794,589
Littelfuse, Inc.	14,899	934,167
National Instruments Corp.	29,445	839,771
SYNNEX Corp. (I)(L)	21,138	806,203

		3,374,730
Internet Software & Services - 2.4%
Ancestry.com, Inc. (I)(L)	16,718	380,167
DealerTrack Holdings, Inc. (I)(L)	26,549	803,373
ValueClick, Inc. (I)	53,101	1,048,214
WebMD Health Corp. (I)	12,311	314,915

		2,546,669
IT Services - 1.0%
Alliance Data Systems Corp. (I)	8,496	1,070,156
Semiconductors & Semiconductor Equipment - 7.4%
Cavium, Inc. (I)(L)	24,432	755,926
Cymer, Inc. (I)	15,170	758,500
Hittite Microwave Corp. (I)	14,233	772,994
Microsemi Corp. (I)	37,219	797,975

330

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	25,838	$762,996
PMC-Sierra, Inc. (I)	105,169	760,372
Power Integrations, Inc. (L)	22,101	820,389
Semtech Corp. (I)	28,349	806,813
Teradyne, Inc. (I)(L)	48,088	812,206
Volterra Semiconductor Corp. (I)	26,896	925,626

		7,973,797
Software - 11.6%
ANSYS, Inc. (I)(L)	13,417	872,373
Aspen Technology, Inc. (I)	53,952	1,107,635
BroadSoft, Inc. (I)(L)	23,684	905,913
CommVault Systems, Inc. (I)	22,510	1,117,396
Fair Isaac Corp.	22,856	1,003,378
Informatica Corp. (I)	24,959	1,320,331
Interactive Intelligence Group (I)	19,248	587,256
Manhattan Associates, Inc. (I)	22,267	1,058,351
MICROS Systems, Inc. (I)	18,375	1,015,954
MicroStrategy, Inc., Class A (I)	380	53,200
Parametric Technology Corp. (I)	28,578	798,469
Quest Software, Inc. (I)	32,513	756,578
SolarWinds, Inc. (I)	32,729	1,264,976
Websense, Inc. (I)	29,244	616,756

		12,478,566

		30,012,002
Materials - 3.8%
Chemicals - 1.9%
Intrepid Potash, Inc. (I)(L)	21,394	520,516
Olin Corp.	36,215	787,676
Rockwood Holdings, Inc. (I)	14,021	731,195

		2,039,387
Containers & Packaging - 0.7%
Greif, Inc., Class A	12,486	698,217
Metals & Mining - 1.2%
Allied Nevada Gold Corp. (I)(L)	7,649	248,822
Carpenter Technology Corp.	15,625	816,094
Detour Gold Corp. (I)	9,097	226,821

		1,291,737

		4,029,341
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
SBA Communications Corp., Class A (I)	19,120	971,487
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	10,798	830,798

TOTAL COMMON STOCKS (Cost $78,904,686)		$106,249,326

SECURITIES LENDING COLLATERAL - 24.2%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	2,595,463	25,976,955

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,974,298)		$25,976,955

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	661,079	661,079

TOTAL SHORT-TERM INVESTMENTS (Cost $661,079)		$661,079

Total Investments (Small Company Growth Trust)
(Cost $105,540,063) - 123.9%		$132,887,360
Other assets and liabilities, net - (23.9%)		(25,608,780)

TOTAL NET ASSETS - 100.0%		$107,278,580

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 11.3%
Auto Components - 0.9%
Drew Industries, Inc. (I)(L)	121,700	$3,323,627
Automobiles - 0.4%
Winnebago Industries, Inc. (I)(L)	149,600	1,466,080
Distributors - 0.9%
Pool Corp. (L)	98,400	3,682,128
Diversified Consumer Services - 1.3%
Ascent Capital Group, Inc., Class A (I)	43,000	2,033,470
Matthews International Corp., Class A (L)	99,000	3,132,360

		5,165,830
Hotels, Restaurants & Leisure - 0.6%
Orient Express Hotels, Ltd., Class A (I)(L)	241,100	2,459,220
Household Durables - 1.8%
CSS Industries, Inc.	76,400	1,486,744
Ethan Allen Interiors, Inc. (L)	47,100	1,192,572
M/I Homes, Inc. (I)(L)	67,200	830,592
Meritage Homes Corp. (I)(L)	109,100	2,952,246
Stanley Furniture Company, Inc. (I)	96,000	459,840

		6,921,994
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	53,600	1,380,200
Media - 0.4%
Saga Communications, Inc., Class A (I)	42,700	1,528,660
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	116,500	1,702,065
Specialty Retail - 4.0%
Aaron’s, Inc.	300,500	7,782,950
Haverty Furniture Companies, Inc.	139,700	1,550,670
MarineMax, Inc. (I)(L)	128,000	1,053,440
Stein Mart, Inc. (I)	225,900	1,490,940
The Men’s Wearhouse, Inc.	97,100	3,764,567

		15,642,567
Textiles, Apparel & Luxury Goods - 0.2%
Culp, Inc. (I)	84,400	926,712

		44,199,083
Consumer Staples - 0.8%
Food & Staples Retailing - 0.5%
Nash Finch Company	68,611	1,949,925

331

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.3%
Alliance One International, Inc. (I)(L)	272,200	$1,026,194

		2,976,119
Energy - 5.4%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (I)(L)	43,700	1,961,693
CARBO Ceramics, Inc. (L)	27,200	2,868,240
Hercules Offshore, Inc. (I)	141,400	668,822
Tetra Technologies, Inc. (I)(L)	197,600	1,861,392
Union Drilling, Inc. (I)	68,100	378,636

		7,738,783
Oil, Gas & Consumable Fuels - 3.4%
Cloud Peak Energy, Inc. (I)	95,000	1,513,350
Forest Oil Corp. (I)	70,500	854,460
Lone Pine Resources, Inc. (I)	46,000	299,000
Northern Oil and Gas, Inc. (I)(L)	140,400	2,911,896
Oasis Petroleum, Inc. (I)(L)	135,400	4,174,382
Overseas Shipholding Group, Inc. (L)	64,900	819,687
Penn Virginia Corp. (L)	107,900	490,945
Swift Energy Company (I)	46,500	1,349,895
Teekay Tankers, Ltd., Class A	146,500	889,255

		13,302,870

		21,041,653
Financials - 21.7%
Capital Markets - 3.5%
Ares Capital Corp.	275,900	4,510,965
Hercules Technology Growth Capital, Inc.	206,200	2,284,696
JMP Group, Inc.	90,400	667,152
Kohlberg Capital Corp.	161,800	1,118,038
Piper Jaffray Companies (I)(L)	35,400	942,348
Safeguard Scientifics, Inc. (I)	73,000	1,255,600
Stifel Financial Corp. (I)(L)	79,650	3,013,956

		13,792,755
Commercial Banks - 5.7%
Columbia Banking System, Inc. (L)	66,100	1,505,758
East West Bancorp, Inc.	122,100	2,819,289
Glacier Bancorp, Inc. (L)	176,700	2,639,898
Home Bancshares, Inc.	114,500	3,046,845
Signature Bank (I)(L)	47,200	2,975,488
SVB Financial Group (I)(L)	92,400	5,945,016
Wintrust Financial Corp. (L)	95,700	3,425,103

		22,357,397
Diversified Financial Services - 0.5%
Compass Diversified Holdings (L)	135,400	2,002,566
Insurance - 4.8%
Alterra Capital Holdings, Ltd.	113,400	2,605,932
Employers Holdings, Inc.	61,400	1,087,394
Markel Corp. (I)	5,600	2,514,064
Meadowbrook Insurance Group, Inc.	75,000	699,750
National Interstate Corp. (L)	112,700	2,882,866
ProAssurance Corp.	99,400	8,758,134

		18,548,140
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust (L)	72,400	1,631,896
CBL & Associates Properties, Inc. (L)	268,100	5,072,452
Cedar Shopping Centers, Inc.	189,000	967,680
First Potomac Realty Trust (L)	159,100	1,923,519
Hatteras Financial Corp. (L)	69,500	1,939,050
Kilroy Realty Corp. (L)	104,600	4,875,406
LaSalle Hotel Properties	129,200	3,635,688

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Potlatch Corp. (L)	77,000	$2,413,180
Redwood Trust, Inc.	131,400	1,471,680
Saul Centers, Inc.	31,800	1,283,448
Washington Real Estate Investment Trust	68,200	2,025,540

		27,239,539
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. (L)	143,400	623,790

		84,564,187
Health Care - 5.2%
Biotechnology - 0.3%
Exelixis, Inc. (I)	169,500	878,010
Momenta Pharmaceuticals, Inc. (I)	19,200	294,144

		1,172,154
Health Care Equipment & Supplies - 1.9%
Analogic Corp.	31,100	2,100,494
AngioDynamics, Inc. (I)(L)	26,200	320,950
Quidel Corp. (I)(L)	93,300	1,713,921
West Pharmaceutical Services, Inc. (L)	74,600	3,172,738

		7,308,103
Health Care Providers & Services - 3.0%
Landauer, Inc.	30,900	1,638,318
National Healthcare Corp.	55,900	2,546,804
Owens & Minor, Inc. (L)	184,800	5,619,768
Triple-S Management Corp., Class B (I)	84,500	1,951,950

		11,756,840

		20,237,097
Industrials - 26.0%
Aerospace & Defense - 0.1%
Kratos Defense & Security Solutions, Inc. (I)	100,700	537,738
Air Freight & Logistics - 0.7%
UTi Worldwide, Inc.	151,700	2,613,791
Airlines - 1.2%
Alaska Air Group, Inc. (I)(L)	133,600	4,785,552
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	154,500	2,340,675
Quanex Building Products Corp.	96,700	1,704,821
Universal Forest Products, Inc. (L)	65,700	2,265,336

		6,310,832
Commercial Services & Supplies - 3.6%
G&K Services, Inc., Class A	81,700	2,794,140
McGrath RentCorp	152,900	4,909,619
Mine Safety Appliances Company (L)	58,100	2,386,748
Waste Connections, Inc. (L)	118,000	3,838,540

		13,929,047
Construction & Engineering - 1.0%
Aegion Corp. (I)(L)	137,900	2,458,757
Comfort Systems USA, Inc.	119,900	1,308,109

		3,766,866
Electrical Equipment - 1.2%
Belden, Inc.	89,600	3,396,736
Franklin Electric Company, Inc.	25,100	1,231,657

		4,628,393
Machinery - 6.7%
Astec Industries, Inc. (I)	43,100	1,572,288
Cascade Corp.	40,400	2,024,848
CIRCOR International, Inc. (L)	56,700	1,886,409
IDEX Corp.	92,000	3,875,960

332

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp. (L)	124,500	$6,786,495
Proto Labs, Inc. (I)	22,900	780,661
Robbins & Myers, Inc.	93,900	4,887,495
Woodward, Inc.	102,100	4,372,943

		26,187,099
Marine - 1.9%
Kirby Corp. (I)(L)	110,200	7,250,058
Professional Services - 1.9%
FTI Consulting, Inc. (I)(L)	36,100	1,354,472
Navigant Consulting Company (I)	162,700	2,263,157
On Assignment, Inc. (I)	133,000	2,323,510
The Dolan Company (I)(L)	144,100	1,312,751

		7,253,890
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	112,400	6,134,792
Landstar System, Inc. (L)	160,000	9,235,200

		15,369,992
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (I)(L)	256,100	6,597,136
Kaman Corp., Class A (L)	63,600	2,159,220

		8,756,356

		101,389,614
Information Technology - 10.3%
Communications Equipment - 0.9%
Ixia (I)(L)	190,400	2,378,096
Sonus Networks, Inc. (I)(L)	459,500	1,332,550

		3,710,646
Computers & Peripherals - 0.4%
Xyratex, Ltd. (L)	89,300	1,420,763
Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	34,700	1,469,892
Electro Rent Corp.	180,500	3,323,005
Electro Scientific Industries, Inc.	81,900	1,229,319
Littelfuse, Inc. (L)	63,800	4,000,260
Methode Electronics, Inc.	71,600	664,448
Newport Corp. (I)	110,900	1,965,148
SYNNEX Corp. (I)(L)	85,300	3,253,342

		15,905,414
IT Services - 0.0%
StarTek, Inc. (I)	17,154	37,567
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (I)(L)	146,200	1,918,144
ATMI, Inc. (I)	66,100	1,540,130
Brooks Automation, Inc. (L)	135,000	1,664,550
Cabot Microelectronics Corp. (L)	34,800	1,353,024
Cymer, Inc. (I)	59,600	2,980,000
Teradyne, Inc. (I)(L)	171,100	2,889,879

		12,345,727
Software - 1.7%
Accelrys, Inc. (I)	103,300	824,334
Progress Software Corp. (I)	153,300	3,620,946
Websense, Inc. (I)(L)	106,000	2,235,540

		6,680,820

		40,100,937
Materials - 10.7%
Chemicals - 2.3%
American Vanguard Corp.	121,400	2,633,166

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc. (I)	141,000	$4,283,580
Minerals Technologies, Inc.	30,900	2,021,169

		8,937,915
Construction Materials - 0.1%
Texas Industries, Inc.	13,700	479,637
Containers & Packaging - 2.2%
AptarGroup, Inc.	106,300	5,822,051
Myers Industries, Inc.	178,600	2,634,350

		8,456,401
Metals & Mining - 4.1%
AMCOL International Corp. (L)	71,900	2,120,331
Carpenter Technology Corp.	75,800	3,959,034
Franco-Nevada Corp.	72,800	3,130,374
North American Palladium, Ltd. (I)(L)	640,100	1,677,062
Royal Gold, Inc.	49,300	3,215,346
Schnitzer Steel Industries, Inc. (L)	47,600	1,899,002

		16,001,149
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	80,800	2,683,368
Deltic Timber Corp. (L)	53,800	3,405,002
Wausau Paper Corp.	165,200	1,549,576

		7,637,946

		41,513,048
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	203,000	1,835,120
Utilities - 4.3%
Electric Utilities - 2.1%
Cleco Corp. (L)	104,400	4,139,460
El Paso Electric Company	95,300	3,096,297
PNM Resources, Inc.	66,500	1,216,950

		8,452,707
Gas Utilities - 0.8%
Southwest Gas Corp.	72,100	3,081,554
Multi-Utilities - 1.4%
Black Hills Corp. (L)	49,100	1,646,323
NorthWestern Corp.	63,200	2,241,072
Vectren Corp. (L)	50,400	1,464,624

		5,352,019

		16,886,280

TOTAL COMMON STOCKS (Cost $290,238,440)		$374,743,138

PREFERRED SECURITIES - 1.4%
Financials - 1.4%
Commercial Banks - 0.9%
East West Bancorp., Inc., Series A, 8.000%	2,250	3,572,730
Insurance - 0.5%
Assured Guaranty, Ltd., 8.500%	27,300	1,764,809

		5,337,539

TOTAL PREFERRED SECURITIES (Cost $3,586,683)		$5,337,539

INVESTMENT COMPANIES - 0.4%
Investment Companies - 0.4%
iShares Russell 2000 Value Index Fund	20,400	1,488,588

TOTAL INVESTMENT COMPANIES (Cost $1,209,214)		$1,488,588

333

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 26.9%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	10,476,434	104,854,434

TOTAL SECURITIES LENDING
COLLATERAL (Cost $104,838,539)		$104,854,434

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	520,000	520,000
T.Rowe Price Reserve Investment
Fund, 0.0904% (Y)	6,722,874	6,722,874

		7,242,874

TOTAL SHORT-TERM INVESTMENTS (Cost $7,242,874)		$7,242,874

Total Investments (Small Company Value Trust)
(Cost $407,115,750) - 126.8%		$493,666,573
Other assets and liabilities, net - (26.8%)		(104,363,927)

TOTAL NET ASSETS - 100.0%		$389,302,646

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 13.5%
Auto Components - 0.2%
American Axle &
Manufacturing Holdings, Inc. (I)	2,337	$27,366
Amerigon, Inc. (I)	21,516	348,129
Drew Industries, Inc. (I)	363	9,913
Fuel Systems Solutions, Inc. (I)	901	23,570
Stoneridge, Inc. (I)	816	8,070
Tenneco, Inc. (I)	3,197	118,769
Tower International, Inc. (I)	137	1,669

		537,486
Automobiles - 1.2%
Harley-Davidson, Inc. (L)	50,750	2,490,810
Tesla Motors, Inc. (I)(L)	2,764	102,931
Thor Industries, Inc.	2,328	73,472
Winnebago Industries, Inc. (I)	1,535	15,043

		2,682,256
Distributors - 1.1%
LKQ Corp. (I)	75,930	2,366,738
Pool Corp. (L)	2,525	94,486

		2,461,224
Diversified Consumer Services - 1.6%
American Public Education, Inc. (I)(L)	15,674	595,612
Archipelago Learning, Inc. (I)	495	5,504
Bridgepoint Education, Inc. (I)(L)	1,089	26,953
Capella Education Company (I)	728	26,172
Coinstar, Inc. (I)	1,551	98,566
Education Management Corp. (I)	1,097	15,018
Grand Canyon Education, Inc. (I)	34,343	609,932
K12, Inc. (I)(L)	65,041	1,536,919
Matthews International Corp., Class A (L)	1,508	47,713
Sotheby’s	15,392	605,521
Steiner Leisure, Ltd. (I)	755	36,867
Strayer Education, Inc. (L)	414	39,032

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.	602	$7,940

		3,651,749
Hotels, Restaurants & Leisure - 1.3%
AFC Enterprises, Inc. (I)	1,292	21,912
Ameristar Casinos, Inc.	1,730	32,230
Bally Technologies, Inc. (I)	2,298	107,432
Biglari Holdings, Inc. (I)	24	9,668
BJ’s Restaurants, Inc. (I)(L)	1,322	66,563
Boyd Gaming Corp. (I)	1,929	15,123
Bravo Brio Restaurant Group, Inc. (I)	976	19,481
Buffalo Wild Wings, Inc. (I)	973	88,241
Caribou Coffee Company, Inc. (I)(L)	18,457	344,039
CEC Entertainment, Inc.	1,000	37,910
Choice Hotels International, Inc.	550	20,537
Denny’s Corp. (I)	4,858	19,626
DineEquity, Inc. (I)	813	40,325
Domino’s Pizza, Inc.	2,471	89,697
Gaylord Entertainment Company (I)(L)	1,925	59,290
Interval Leisure Group, Inc.	2,077	36,140
Isle of Capri Casinos, Inc. (I)	579	4,088
Krispy Kreme Doughnuts, Inc. (I)	3,242	23,667
Life Time Fitness, Inc. (I)	2,021	102,202
Marriott Vacations Worldwide Corp. (I)	1,428	40,712
P.F. Chang’s China Bistro, Inc. (L)	1,123	44,381
Panera Bread Company, Class A (I)	1,499	241,219
Papa John’s International, Inc. (I)	1,034	38,940
Peet’s Coffee & Tea, Inc. (I)(L)	686	50,558
Penn National Gaming, Inc. (I)	3,526	151,548
Pinnacle Entertainment, Inc. (I)	3,293	37,902
Shuffle Master, Inc. (I)	2,871	50,530
Six Flags Entertainment Corp.	2,334	109,161
Sonic Corp. (I)	3,121	23,969
Texas Roadhouse, Inc., Class A	3,295	54,829
The Cheesecake Factory, Inc. (I)(L)	2,789	81,969
Vail Resorts, Inc. (L)	1,910	82,608
WMS Industries, Inc. (I)(L)	33,443	793,602

		2,940,099
Household Durables - 0.6%
Blyth, Inc.	285	21,326
Ethan Allen Interiors, Inc.	17,450	441,834
Hovnanian Enterprises, Inc., Class A (I)(L)	2,348	5,753
iRobot Corp. (I)	1,290	35,165
La-Z-Boy, Inc. (I)(L)	30,300	453,288
Libbey, Inc. (I)	1,048	13,561
Sealy Corp. (I)	1,736	3,507
Standard Pacific Corp. (I)	78,060	348,148
Universal Electronics, Inc. (I)	780	15,584
Zagg, Inc. (I)	1,120	11,906

		1,350,072
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (I)(L)	718	23,679
HSN, Inc.	2,191	83,324
Orbitz Worldwide, Inc. (I)	1,125	3,431
Overstock.com, Inc. (I)	899	4,711
Shutterfly, Inc. (I)(L)	26,134	818,778
Vitacost.com, Inc. (I)	906	7,212

		941,135
Leisure Equipment & Products - 0.2%
Brunswick Corp.	14,869	382,877
Leapfrog Enterprises, Inc. (I)	2,506	20,950
Smith & Wesson Holding Corp. (I)	3,252	25,203
Steinway Musical Instruments, Inc. (I)	141	3,525

334

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Sturm Ruger & Company, Inc.	1,011	$49,640

		482,195
Media - 0.3%
AMC Networks, Inc. (I)	2,785	124,295
Arbitron, Inc.	1,445	53,436
Cumulus Media, Inc., Class A (I)(L)	2,657	9,273
Digital Generation, Inc. (I)(L)	1,302	13,294
John Wiley & Sons, Inc. (L)	2,452	116,691
Knology, Inc. (I)	1,700	30,940
Lions Gate Entertainment Corp. (I)(L)	3,645	50,738
Live Nation Entertainment, Inc. (I)(L)	4,015	37,741
Martha Stewart Living
Omnimedia, Inc., Class A	1,593	6,069
Morningstar, Inc.	1,326	83,604
National CineMedia, Inc.	1,901	29,085
ReachLocal, Inc. (I)	477	3,401
The Madison Square Garden, Inc., Class A (I)	2,963	101,335
Valassis Communications, Inc. (I)	2,374	54,602

		714,504
Multiline Retail - 0.2%
Big Lots, Inc. (I)	3,476	149,537
Fred’s, Inc., Class A (L)	13,242	193,466
Gordmans Stores, Inc. (I)	315	6,921
Saks, Inc. (I)(L)	2,076	24,102

		374,026
Specialty Retail - 5.5%
Aaron’s, Inc.	3,805	98,549
Aeropostale, Inc. (I)	4,280	92,534
Americas Car-Mart, Inc. (I)	460	20,231
ANN, Inc. (I)	2,776	79,505
Asbury Automotive Group, Inc. (I)	988	26,676
Ascena Retail Group, Inc. (I)	6,233	276,247
Bebe Stores, Inc.	52,328	482,987
Body Central Corp. (I)	17,225	499,869
Casual Male Retail Group, Inc. (I)	138,895	466,687
Charming Shoppes, Inc. (I)	2,143	12,644
Chico’s FAS, Inc.	173,210	2,615,471
Citi Trends, Inc. (I)	779	8,927
Cost Plus, Inc. (I)	17,910	320,589
DSW, Inc., Class A	1,615	88,453
Express, Inc. (I)	35,147	877,972
Genesco, Inc. (I)	8,126	582,228
GNC Holdings, Inc., Class A	5,444	189,941
hhgregg, Inc. (I)(L)	485	5,519
Hibbett Sports, Inc. (I)(L)	1,423	77,625
HOT Topic, Inc.	1,379	13,997
Jos A. Bank Clothiers, Inc. (I)	1,476	74,405
Kirkland’s, Inc. (I)	827	13,381
Lithia Motors, Inc., Class A (L)	20,595	539,589
Lumber Liquidators Holdings, Inc. (I)(L)	1,324	33,246
Monro Muffler Brake, Inc. (L)	1,553	64,434
New York & Company, Inc. (I)	1,517	5,658
Orchard Supply Hardware Stores Corp. (I)	38	785
Penske Automotive Group, Inc. (L)	838	20,640
PEP Boys - Manny, Moe & Jack (L)	1,397	20,843
Pier 1 Imports, Inc. (L)	20,821	378,526
Rent-A-Center, Inc. (L)	6,450	243,487
Rue21, Inc. (I)(L)	51,942	1,523,978
Sally Beauty Holdings, Inc. (I)	7,412	183,818
Select Comfort Corp. (I)	11,602	375,789
Signet Jewelers, Ltd.	4,610	217,961
Talbots, Inc. (I)(L)	2,501	7,578
The Buckle, Inc. (L)	11,328	542,611

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Children’s Place Retail Stores, Inc. (I)(L)	667	$34,464
The Finish Line, Inc., Class A (L)	22,850	484,877
The Wet Seal, Inc., Class A (I)(L)	4,791	16,529
Vitamin Shoppe, Inc. (I)	17,198	760,324
Zumiez, Inc. (I)(L)	1,154	41,671

		12,421,245
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc. (I)(L)	3,108	154,685
Crocs, Inc. (I)	4,785	100,102
G-III Apparel Group, Ltd. (I)(L)	896	25,464
Hanesbrands, Inc. (I)	3,349	98,930
Iconix Brand Group, Inc. (I)(L)	1,366	23,741
K-Swiss, Inc., Class A (I)	524	2,148
Liz Claiborne, Inc. (I)	5,015	67,000
Maidenform Brands, Inc. (I)	23,595	531,124
Peace Mark Holdings, Ltd. (I)	464,000	0
Steven Madden, Ltd. (I)(L)	17,954	767,534
The Warnaco Group, Inc. (I)	2,146	125,326
True Religion Apparel, Inc. (I)	1,287	35,264
Vera Bradley, Inc. (I)(L)	965	29,133

		1,960,451

		30,516,442
Consumer Staples - 1.7%
Beverages - 0.0%
Boston Beer Company, Inc. (I)	458	48,910
Coca-Cola Bottling Company Consolidated	170	10,666
National Beverage Corp. (I)	601	9,640
Primo Water Corp. (I)	671	1,308

		70,524
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,019	111,974
Harris Teeter Supermarkets, Inc.	13,430	538,543
Pricesmart, Inc.	952	69,315
Rite Aid Corp. (I)	35,717	62,147
Susser Holdings Corp. (I)	202	5,185
The Fresh Market, Inc. (I)	1,527	73,220
United Natural Foods, Inc. (I)	2,457	114,644

		975,028
Food Products - 0.7%
Cal-Maine Foods, Inc. (L)	742	28,389
Calavo Growers, Inc.	627	16,791
Darling International, Inc. (I)	6,207	108,126
Diamond Foods, Inc. (L)	1,169	26,677
J&J Snack Foods Corp.	795	41,706
Pilgrim’s Pride Corp. (I)	3,430	25,588
Sanderson Farms, Inc. (L)	12,237	648,928
Smart Balance, Inc. (I)	3,121	20,630
The Hain Celestial Group, Inc. (I)(L)	12,969	568,172
Tootsie Roll Industries, Inc. (L)	498	11,410
TreeHouse Foods, Inc. (I)	1,905	113,347

		1,609,764
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (I)	16,313	570,303
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	1,309	45,789
Inter Parfums, Inc. (L)	27,109	425,340
Medifast, Inc. (I)	730	12,746
Nature’s Sunshine Products, Inc. (I)	651	10,429
Nu Skin Enterprises, Inc., Class A (L)	2,968	171,877
Schiff Nutrition International, Inc. (I)	454	5,579

335

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
USANA Health Sciences, Inc. (I)(L)	397	$14,820

		686,580
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	2,826	9,269

		3,921,468
Energy - 8.7%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)	3,100	139,159
CARBO Ceramics, Inc. (L)	1,041	109,773
Dawson Geophysical Company (I)	12,000	412,200
Dril-Quip, Inc. (I)	1,699	110,469
Exterran Holdings, Inc. (I)	1,125	14,839
Global Geophysical Services, Inc. (I)	647	6,865
Gulfmark Offshore, Inc., Class A (I)	11,147	512,316
Heckmann Corp. (I)(L)	5,254	22,645
Helix Energy Solutions Group, Inc. (I)	28,637	509,739
Hornbeck Offshore Services, Inc. (I)	1,709	71,829
ION Geophysical Corp. (I)(L)	3,289	21,214
Key Energy Services, Inc. (I)	25,403	392,476
Lufkin Industries, Inc. (L)	1,760	141,944
Matrix Service Company (I)	1,372	19,222
McDermott International, Inc. (I)	150,230	1,924,446
North American Energy Partners, Inc. (I)(L)	43,265	211,998
Oil States International, Inc. (I)	951	74,235
OYO Geospace Corp. (I)	8,651	911,210
Pioneer Drilling Company (I)	3,101	27,289
RigNet, Inc. (I)	334	5,855
RPC, Inc. (L)	3,540	37,554
Tesco Corp. (I)	1,721	24,421

		5,701,698
Oil, Gas & Consumable Fuels - 6.2%
Abraxas Petroleum Corp. (I)(L)	4,643	14,486
Amyris, Inc. (I)	1,101	5,703
Approach Resources, Inc. (I)	1,376	50,843
ATP Oil & Gas Corp. (I)(L)	2,458	18,066
Berry Petroleum Company, Class A (L)	2,469	116,364
Bill Barrett Corp. (I)(L)	1,263	32,851
BPZ Resources, Inc. (I)	4,907	19,775
Carrizo Oil & Gas, Inc. (I)(L)	71,254	2,013,638
Cheniere Energy, Inc. (I)(L)	6,395	95,797
Clayton Williams Energy, Inc. (I)	420	33,365
Clean Energy Fuels Corp. (I)(L)	2,612	55,583
Cloud Peak Energy, Inc. (I)(L)	3,233	51,502
Comstock Resources, Inc. (I)(L)	2,398	37,960
Contango Oil & Gas Company (I)	653	38,468
Crosstex Energy, Inc. (L)	1,461	20,659
CVR Energy, Inc. (I)	2,985	79,849
Enbridge Energy Management LLC (I)	603	19,200
Endeavour International Corp. (I)	1,798	21,306
Energy XXI Bermuda, Ltd. (I)	16,154	583,321
FX Energy, Inc. (I)	2,794	15,199
Gastar Exploration, Ltd. (I)	3,013	9,009
GeoResources, Inc. (I)(L)	22,029	721,230
Gevo Inc. (I)	424	3,897
Goodrich Petroleum Corp. (I)	1,436	27,313
Gran Tierra Energy, Inc. (I)	14,721	92,595
Gulfport Energy Corp. (I)	18,393	535,604
Harvest Natural Resources, Inc. (I)(L)	617	4,368
Houston American Energy Corp. (I)	1,017	5,309
Hyperdynamics Corp. (I)(L)	8,041	10,373
InterOil Corp. (I)(L)	53,520	2,751,463
Kodiak Oil & Gas Corp. (I)	246,289	2,453,038

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Magnum Hunter Resources Corp. (I)(L)	6,150	$39,422
McMoRan Exploration Company (I)(L)	2,564	27,435
Northern Oil and Gas, Inc. (I)(L)	3,015	62,531
Oasis Petroleum, Inc. (I)	2,697	83,149
Patriot Coal Corp. (I)(L)	4,838	30,189
Petroleum Development Corp. (I)	1,252	46,437
Petroquest Energy, Inc. (I)	3,056	18,764
Quicksilver Resources, Inc. (I)(L)	4,991	25,155
Rentech, Inc. (I)	11,841	24,629
Resolute Energy Corp. (I)	2,426	27,608
Rex Energy Corp. (I)(L)	234,005	2,499,173
Rosetta Resources, Inc. (I)	12,540	611,450
Solazyme, Inc. (I)	1,581	23,130
Swift Energy Company (I)	10,248	297,499
Transatlantic Petroleum, Ltd. (I)	9,598	12,477
Triangle Petroleum Corp. (I)(L)	2,291	15,808
Uranium Energy Corp. (I)	3,779	14,738
Venoco, Inc. (I)	1,633	17,702
Western Refining, Inc.	1,880	35,382
World Fuel Services Corp.	1,888	77,408

		13,928,220

		19,629,918
Financials - 7.8%
Capital Markets - 1.6%
Duff & Phelps Corp.	1,137	17,669
Epoch Holding Corp.	741	17,695
Evercore Partners, Inc., Class A	655	19,041
Financial Engines, Inc. (I)	1,808	40,427
GAMCO Investors, Inc., Class A	137	6,797
Gleacher & Company, Inc. (I)	1,407	1,913
HFF, Inc. (I)	1,716	28,262
ICG Group, Inc. (I)	1,982	17,739
INTL FCStone, Inc. (I)(L)	820	17,302
KBW, Inc.	23,418	433,233
Ladenburg Thalmann
Financial Services, Inc. (I)	5,763	10,258
Pzena Investment Management, Inc., Class A	508	2,972
Raymond James Financial, Inc.	45,610	1,666,133
Safeguard Scientifics, Inc. (I)	1,096	18,851
Virtus Investment Partners, Inc. (I)	311	26,678
Walter Investment Management Corp.	31,525	710,889
Wisdomtree Investments, Inc. (I)	62,159	520,271

		3,556,130
Commercial Banks - 1.1%
Boston Private Financial Holdings, Inc. (L)	42,010	416,319
CapitalSource, Inc.	13,832	91,291
Cardinal Financial Corp.	1,458	16,475
First Citizens BancShares, Inc.	1,933	353,140
First Connecticut Bancorp, Inc.	939	12,386
Investors Bancorp, Inc. (I)	2,654	39,863
Pinnacle Financial Partners, Inc. (I)(L)	863	15,836
SCBT Financial Corp.	266	8,701
Signature Bank (I)	2,448	154,322
SVB Financial Group (I)(L)	11,168	718,549
Texas Capital Bancshares, Inc. (I)(L)	8,827	305,591
Umpqua Holdings Corp.	20,872	283,024
Webster Financial Corp.	1,970	44,660

		2,460,157
Consumer Finance - 1.2%
Cash America International, Inc. (L)	5,213	249,859
Credit Acceptance Corp. (I)	545	55,050
DFC Global Corp. (I)	26,080	492,129

336

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
EZCORP, Inc., Class A (I)	17,956	$582,762
First Cash Financial Services, Inc. (I)	15,970	684,953
Green Dot Corp., Class A (I)	1,132	30,021
Netspend Holdings, Inc. (I)	1,672	12,975
Regional Management Corp.	13,656	229,421
The First Marblehead Corp. (I)(L)	3,303	4,030
World Acceptance Corp. (I)(L)	4,484	274,645

		2,615,845
Diversified Financial Services - 1.5%
MarketAxess Holdings, Inc.	1,909	71,187
Moody’s Corp. (L)	77,260	3,252,646
NewStar Financial, Inc. (I)	1,310	14,567

		3,338,400
Insurance - 1.8%
Amtrust Financial Services, Inc. (L)	717	19,273
Baldwin & Lyons, Inc., Class B	151	3,379
Citizens, Inc., Class A (I)	2,078	20,531
Crawford & Company, Class B	672	3,293
eHealth, Inc. (I)	683	11,140
Endurance Specialty Holdings, Ltd.	15,520	631,043
Enstar Group, Ltd. (I)(L)	166	16,432
Greenlight Capital Re, Ltd., Class A (I)	1,043	25,689
HCC Insurance Holdings, Inc. (L)	61,710	1,923,501
Hilltop Holdings, Inc. (I)	763	6,401
Maiden Holdings, Ltd.	45,570	410,130
MBIA, Inc. (I)(L)	2,687	26,333
Montpelier Re Holdings, Ltd.	1,143	22,083
Platinum Underwriters Holdings, Ltd. (L)	18,480	674,520
ProAssurance Corp. (L)	4,403	387,948
Tower Group, Inc.	703	15,768

		4,197,464
Real Estate Investment Trusts - 0.4%
Alexander’s, Inc.	108	42,539
Apartment Investment & Management
Company, Class A	3,205	84,644
Coresite Realty Corp.	1,052	24,817
DCT Industrial Trust, Inc. (L)	6,514	38,433
DuPont Fabros Technology, Inc.	3,324	81,272
Education Realty Trust, Inc. (L)	2,438	26,428
Equity Lifestyle Properties, Inc.	720	50,213
Extra Space Storage, Inc. (L)	4,755	136,896
FelCor Lodging Trust, Inc. (I)	3,096	11,146
First Industrial Realty Trust, Inc. (I)	1,524	18,821
Hudson Pacific Properties, Inc.	548	8,291
Pebblebrook Hotel Trust	1,752	39,560
PS Business Parks, Inc.	1,023	67,047
Retail Opportunity Investments Corp.	1,289	15,520
RLJ Lodging Trust	1,774	33,050
Saul Centers, Inc.	232	9,363
Tanger Factory Outlet Centers, Inc. (L)	2,990	88,893
Taubman Centers, Inc.	3,072	224,102

		1,001,035
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (I)	5,083	308,233
Forest City Enterprises, Inc., Class A (I)	4,657	72,929
Kennedy-Wilson Holdings, Inc.	1,622	21,897
Tejon Ranch Company (I)(L)	794	22,740
The St. Joe Company (I)(L)	1,281	24,352

		450,151
Thrifts & Mortgage Finance - 0.0%
Beneficial Mutual Bancorp, Inc. (I)	1,912	16,711

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Doral Financial Corp. (I)	22	$34
MGIC Investment Corp. (I)	3,350	16,616

		33,361

		17,652,543
Health Care - 16.0%
Biotechnology - 4.1%
Achillion Pharmaceuticals, Inc. (I)	2,403	23,021
Acorda Therapeutics, Inc. (I)	2,102	55,808
Aegerion Pharmaceuticals, Inc. (I)	630	8,713
Alkermes PLC (I)	6,555	121,595
Allos Therapeutics, Inc. (I)	2,771	4,101
Alnylam Pharmaceuticals, Inc. (I)(L)	1,570	17,380
AMAG Pharmaceuticals, Inc. (I)	1,121	17,858
Amylin Pharmaceuticals, Inc. (I)(L)	8,098	202,126
Ardea Biosciences, Inc. (I)	1,405	30,573
Arena Pharmaceuticals, Inc. (I)(L)	4,918	15,098
Ariad Pharmaceuticals, Inc. (I)(L)	8,182	130,503
Arqule, Inc. (I)	2,706	18,969
Astex Pharmaceuticals (I)	180,793	336,275
AVEO Pharmaceuticals, Inc. (I)	1,598	19,831
BioMarin Pharmaceutical, Inc. (I)(L)	6,056	207,418
BioMimetic Therapeutics, Inc. (I)	618	1,526
Biotime, Inc. (I)	1,328	5,856
Cell Therapeutics, Inc. (I)(L)	9,627	12,515
Cepheid, Inc. (I)(L)	3,397	142,097
Codexis, Inc. (I)	1,078	3,935
Cubist Pharmaceuticals, Inc. (I)	3,267	141,298
Dendreon Corp. (I)(L)	174,142	1,855,483
Dyax Corp. (I)	5,105	7,964
Dynavax Technologies Corp. (I)	7,137	36,113
Emergent Biosolutions, Inc. (I)	656	10,496
Exact Sciences Corp. (I)	2,969	33,134
Exelixis, Inc. (I)	7,763	40,212
Genomic Health, Inc. (I)(L)	783	23,968
Geron Corp. (I)(L)	3,608	6,098
Halozyme Therapeutics, Inc. (I)	4,980	63,545
Idenix Pharmaceuticals, Inc. (I)	2,366	23,163
Immunogen, Inc. (I)	2,634	37,903
Immunomedics, Inc. (I)	3,777	13,711
Incyte Corp. (I)(L)	6,025	116,282
InterMune, Inc. (I)	2,950	43,276
Ironwood Pharmaceuticals, Inc. (I)(L)	3,596	47,863
Isis Pharmaceuticals, Inc. (I)	5,018	44,008
Lexicon Pharmaceuticals, Inc. (I)	5,053	9,399
Ligand Pharmaceuticals, Inc., Class B (I)	936	14,929
Mannkind Corp. (I)(L)	5,994	14,805
Medivation, Inc. (I)	1,759	131,432
Metabolix, Inc. (I)(L)	1,145	3,240
Momenta Pharmaceuticals, Inc. (I)	2,309	35,374
Myriad Genetics, Inc. (I)	36,905	873,172
Nabi Biopharmaceuticals (I)	1,634	3,039
Neurocrine Biosciences, Inc. (I)	3,431	27,345
Novavax, Inc. (I)(L)	3,612	4,551
NPS Pharmaceuticals, Inc. (I)	4,563	31,211
Onyx Pharmaceuticals, Inc. (I)	19,843	747,684
Opko Health, Inc. (I)(L)	7,690	36,374
Orexigen Therapeutics, Inc. (I)	1,900	7,790
Osiris Therapeutics, Inc. (I)(L)	893	4,572
Pharmacyclics, Inc. (I)	2,915	80,920
Progenics Pharmaceuticals, Inc. (I)	1,085	10,741
PROLOR Biotech, Inc. (I)	1,844	10,880
Protalix BioTherapeutics, Inc. (I)	3,340	21,276
Raptor Pharmaceutical Corp. (I)	2,369	16,014

337

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Rigel Pharmaceuticals, Inc. (I)	3,772	$30,365
Sangamo Biosciences, Inc. (I)	2,621	12,843
Savient Pharmaceuticals, Inc. (I)(L)	2,559	5,579
Seattle Genetics, Inc. (I)(L)	39,202	798,937
SIGA Technologies, Inc. (I)	1,361	4,573
Spectrum Pharmaceuticals, Inc. (I)(L)	36,425	460,048
Targacept, Inc. (I)	1,485	7,603
Theravance, Inc. (I)	4,287	83,596
Trius Therapeutics, Inc. (I)	1,213	6,490
United Therapeutics Corp. (I)(L)	37,663	1,775,057
ZIOPHARM Oncology, Inc. (I)(L)	3,509	18,949

		9,208,503
Health Care Equipment & Supplies - 4.0%
Abaxis, Inc. (I)(L)	1,149	33,470
ABIOMED, Inc. (I)(L)	1,739	38,588
Accuray, Inc. (I)(L)	3,360	23,722
Align Technology, Inc. (I)(L)	3,333	91,824
Antares Pharma, Inc. (I)(L)	4,897	15,817
Arthrocare Corp. (I)	729	19,574
Atrion Corp.	86	18,078
Cantel Medical Corp.	1,215	30,484
Conceptus, Inc. (I)	1,573	22,620
CONMED Corp. (L)	61,200	1,828,044
Cyberonics, Inc. (I)	1,318	50,255
DexCom, Inc. (I)(L)	3,576	37,298
Endologix, Inc. (I)	2,141	31,366
Exactech, Inc. (I)	428	6,784
Greatbatch, Inc. (I)	619	15,178
Haemonetics Corp. (I)	10,160	707,949
HeartWare International, Inc. (I)(L)	521	34,224
Hill-Rom Holdings, Inc.	1,146	38,288
ICU Medical, Inc. (I)	11,868	583,431
Insulet Corp. (I)(L)	2,385	45,649
Integra LifeSciences Holdings Corp. (I)	8,744	303,329
Invacare Corp.	771	12,775
Kensey Nash Corp.	441	12,904
MAKO Surgical Corp. (I)(L)	1,546	65,164
Masimo Corp. (I)(L)	20,183	471,879
Meridian Bioscience, Inc.	758	14,690
Merit Medical Systems, Inc. (I)	2,111	26,219
Natus Medical, Inc. (I)	564	6,728
Navidea Biopharmaceuticals, Inc. (I)(L)	4,497	14,750
Neogen Corp. (I)(L)	1,176	45,946
NuVasive, Inc. (I)	2,238	37,688
NxStage Medical, Inc. (I)	2,340	45,092
OraSure Technologies, Inc. (I)	2,379	27,335
Orthofix International NV (I)	976	36,678
Palomar Medical Technologies, Inc. (I)	340	3,176
Quidel Corp. (I)	1,586	29,135
RTI Biologics, Inc. (I)	2,734	10,116
Sirona Dental Systems, Inc. (I)	2,959	152,507
STAAR Surgical Company (I)(L)	1,913	20,718
SurModics, Inc. (I)	316	4,857
Symmetry Medical, Inc. (I)	1,909	13,497
The Cooper Companies, Inc.	37,944	3,100,404
Thoratec Corp. (I)	20,181	680,301
Tornier BV (I)	727	18,684
Unilife Corp. (I)(L)	3,620	14,697
Volcano Corp. (I)(L)	2,790	79,096
West Pharmaceutical Services, Inc.	1,789	76,086
Zoll Medical Corp. (I)	1,174	108,748

		9,105,842

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (I)	1,822	$36,385
Air Methods Corp. (I)(L)	607	52,961
AMERIGROUP Corp. (I)(L)	2,538	170,757
Bio-Reference Labs, Inc. (I)	1,334	31,362
BioScrip, Inc. (I)	2,291	15,556
Brookdale Senior Living, Inc. (I)	5,450	102,024
Catalyst Health Solutions, Inc. (I)	44,538	2,838,407
Centene Corp. (I)	11,546	565,408
Chemed Corp.	1,055	66,127
Corvel Corp. (I)	363	14,480
Emeritus Corp. (I)	1,527	26,967
ExamWorks Group, Inc. (I)	1,626	20,195
Hanger Orthopedic Group, Inc. (I)	1,607	35,129
HealthSouth Corp. (I)(L)	5,052	103,465
HMS Holdings Corp. (I)	4,510	140,757
IPC The Hospitalist Company, Inc. (I)	872	32,186
Kindred Healthcare, Inc. (I)	1	9
Landauer, Inc.	171	9,066
LHC Group, Inc. (I)	412	7,634
Mednax, Inc. (I)	2,594	192,916
Metropolitan Health Networks, Inc. (I)	47,350	443,669
Molina Healthcare, Inc. (I)	510	17,151
MWI Veterinary Supply, Inc. (I)(L)	640	56,320
PSS World Medical, Inc. (I)(L)	2,796	70,851
Sunrise Senior Living, Inc. (I)(L)	2,751	17,386
Team Health Holdings, Inc. (I)	1,563	32,135
Tenet Healthcare Corp. (I)(L)	23,031	122,295
Universal American Corp.	646	6,964
VCA Antech, Inc. (I)(L)	4,369	101,404

		5,329,966
Health Care Technology - 1.0%
athenahealth, Inc. (I)(L)	1,780	131,934
Computer Programs & Systems, Inc.	8,208	463,916
Epocrates, Inc. (I)	824	7,070
HealthStream, Inc. (I)	18,573	430,708
MedAssets, Inc. (I)	33,020	434,543
Medidata Solutions, Inc. (I)	1,117	29,757
Merge Healthcare, Inc. (I)	2,877	16,830
Omnicell, Inc. (I)	39,651	603,092
Quality Systems, Inc.	2,185	95,550
Transcend Services, Inc. (I)	508	14,910

		2,228,310
Life Sciences Tools & Services - 1.7%
Affymetrix, Inc. (I)	3,534	15,090
Bruker Corp. (I)	25,607	392,043
Complete Genomics, Inc. (I)	900	2,538
Enzo Biochem, Inc. (I)	1,890	5,084
eResearch Technology, Inc. (I)	2,607	20,387
Fluidigm Corp. (I)	855	13,449
ICON PLC, ADR (I)	34,998	742,658
Illumina, Inc. (I)(L)	36,100	1,899,221
Luminex Corp. (I)	2,010	46,934
Pacific Biosciences of California, Inc. (I)	1,877	6,419
PAREXEL International Corp. (I)	19,750	532,658
Sequenom, Inc. (I)	5,944	24,192
Techne Corp.	1,864	130,666

		3,831,339
Pharmaceuticals - 2.9%
Akorn, Inc. (I)(L)	46,333	542,096
Alimera Sciences, Inc. (I)	464	1,568
Ampio Pharmaceuticals, Inc. (I)	860	2,933
Auxilium Pharmaceuticals, Inc. (I)	2,548	47,316
AVANIR Pharmaceuticals, Class A (I)(L)	5,917	20,236

338

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cadence Pharmaceuticals, Inc. (I)	3,032	$11,218
Depomed, Inc. (I)	68,024	425,830
Durect Corp. (I)	4,044	3,235
Endocyte, Inc. (I)	1,258	6,265
Forest Laboratories, Inc.	767	729
Hi-Tech Pharmacal Company, Inc. (I)	508	18,253
Impax Laboratories, Inc. (I)(L)	35,395	870,009
Jazz Pharmaceuticals PLC (I)	18,706	906,680
MAP Pharmaceuticals, Inc. (I)	1,050	15,078
Medicis Pharmaceutical Corp., Class A	3,345	125,739
Nektar Therapeutics (I)	3,935	31,165
Obagi Medical Products, Inc. (I)	978	13,105
Optimer Pharmaceuticals, Inc. (I)(L)	2,348	32,637
Pain Therapeutics, Inc. (I)	1,032	3,705
Par Pharmaceutical Companies, Inc. (I)	1,934	74,904
Pozen, Inc. (I)	1,382	8,292
Questcor Pharmaceuticals, Inc. (I)(L)	3,161	118,917
Sagent Pharmaceuticals, Inc. (I)	510	9,114
Salix Pharmaceuticals, Ltd. (I)(L)	12,716	667,590
The Medicines Company (I)	2,873	57,661
ViroPharma, Inc. (I)(L)	2,433	73,160
Vivus, Inc. (I)	3,376	75,487
Watson Pharmaceuticals, Inc. (I)	34,910	2,341,065
XenoPort, Inc. (I)	868	3,906

		6,507,893

		36,211,853
Industrials - 17.5%
Aerospace & Defense - 2.8%
Aerovironment, Inc. (I)(L)	894	23,968
American Science & Engineering, Inc.	473	31,715
Astronics Corp. (I)	463	16,186
BE Aerospace, Inc. (I)	63,410	2,946,663
Cubic Corp.	851	40,235
Curtiss-Wright Corp.	15,940	589,939
DigitalGlobe, Inc. (I)	40,658	542,378
Exelis, Inc.	9,300	116,436
GenCorp, Inc. (I)	2,369	16,820
GeoEye, Inc. (I)(L)	1,059	25,490
HEICO Corp.	574	29,613
HEICO Corp., Class A	1,263	50,709
Hexcel Corp. (I)	32,861	788,993
Moog, Inc., Class A (I)	2,076	89,040
National Presto Industries, Inc.	255	19,344
Orbital Sciences Corp., Class A (I)	3,112	40,923
Taser International, Inc. (I)	2,919	12,668
Teledyne Technologies, Inc. (I)	1,211	76,354
The KEYW Holding Corp. (I)	708	5,487
Triumph Group, Inc. (L)	12,843	804,742

		6,267,703
Air Freight & Logistics - 2.5%
Atlas Air Worldwide Holdings, Inc. (I)(L)	12,405	610,450
Forward Air Corp.	1,513	55,482
HUB Group, Inc., Class A (I)	83,692	3,015,423
Pacer International, Inc. (I)	1,829	11,559
UTi Worldwide, Inc.	115,388	1,988,135

		5,681,049
Airlines - 0.2%
Allegiant Travel Company (I)(L)	6,960	379,320
Spirit Airlines, Inc. (I)	2,500	50,175

		429,495

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.4%
AAON, Inc. (L)	979	$19,766
Ameresco, Inc., Class A (I)	806	10,921
AO Smith Corp. (L)	16,155	726,167
Armstrong World Industries, Inc. (L)	1,085	52,916
Fortune Brands Home & Security, Inc. (I)	7,426	163,892
Simpson Manufacturing Company, Inc.	715	23,059
Trex Company, Inc. (I)(L)	704	22,584
USG Corp. (I)(L)	1,952	33,574

		1,052,879
Commercial Services & Supplies - 1.1%
American Reprographics Company (I)	660	3,557
Cenveo, Inc. (I)	3,001	10,143
Clean Harbors, Inc. (I)	2,532	170,479
Consolidated Graphics, Inc. (I)	13,103	592,911
Corrections Corp. of America (I)(L)	27,275	744,880
Encore Capital Group, Inc. (I)	1,170	26,383
EnerNOC, Inc. (I)	1,092	7,862
Healthcare Services Group, Inc. (L)	3,362	71,510
Herman Miller, Inc. (L)	2,933	67,342
InnerWorkings, Inc. (I)	12,915	150,460
Interface, Inc., Class A	1,553	21,664
KAR Auction Services, Inc. (I)	2,165	35,095
Knoll, Inc.	2,531	42,116
Mobile Mini, Inc. (I)	2,027	42,810
Multi-Color Corp.	637	14,339
Portfolio Recovery Associates, Inc. (I)	908	65,122
Rollins, Inc.	3,103	66,032
Standard Parking Corp. (I)	826	16,933
Swisher Hygiene, Inc. (I)(L)	2,147	5,282
Sykes Enterprises, Inc. (I)	2,126	33,591
Team, Inc. (I)	983	30,424
Tetra Tech, Inc. (I)(L)	3,316	87,410
Unifirst Corp.	795	48,932
United Stationers, Inc. (L)	2,150	66,714

		2,421,991
Construction & Engineering - 2.2%
Chicago Bridge & Iron Company NV	43,400	1,874,446
Dycom Industries, Inc. (I)	1,161	27,121
Furmanite Corp. (I)	1,848	11,864
MasTec, Inc. (I)(L)	136,534	2,469,900
MYR Group, Inc. (I)	23,402	417,960
Pike Electric Corp. (I)	1,008	8,296
The Shaw Group, Inc. (I)	3,454	109,526

		4,919,113
Electrical Equipment - 2.1%
A123 Systems, Inc. (I)(L)	5,143	5,760
Acuity Brands, Inc.	1,116	70,118
American Superconductor Corp. (I)(L)	1,704	7,021
AZZ, Inc.	231	11,929
Belden, Inc.	78,080	2,960,013
Capstone Turbine Corp. (I)(L)	13,711	13,985
Ener1, Inc. (I)	28	0
EnerSys, Inc. (I)	13,163	456,098
Franklin Electric Company, Inc.	1,047	51,376
General Cable Corp. (I)(L)	9,382	272,829
Global Power Equipment Group, Inc. (I)	868	24,044
GrafTech International, Ltd. (I)	2,158	25,767
II-VI, Inc. (I)(L)	22,082	522,239
Polypore International, Inc. (I)(L)	1,849	65,011
Powell Industries, Inc. (I)	497	17,022
Thermon Group Holdings, Inc. (I)	621	12,699
Thomas & Betts Corp. (I)	2,623	188,620

339

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Vicor Corp.	1,089	$8,712

		4,713,243
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	911	55,580
Seaboard Corp. (I)	19	37,069
Standex International Corp.	671	27,639

		120,288
Machinery - 2.3%
Actuant Corp., Class A (L)	8,165	236,703
Altra Holdings, Inc. (I)	1,421	27,283
American Railcar Industries, Inc. (I)	290	6,818
Astec Industries, Inc. (I)	12,123	442,247
Barnes Group, Inc.	2,468	64,933
Blount International, Inc. (I)	2,586	43,134
Chart Industries, Inc. (I)(L)	7,463	547,262
CLARCOR, Inc.	1,646	80,802
Colfax Corp. (I)	2,951	103,993
Commercial Vehicle Group, Inc. (I)	704	8,596
Dynamic Materials Corp.	707	14,925
Energy Recovery, Inc. (I)	1,977	4,547
EnPro Industries, Inc. (I)(L)	18,202	748,102
ESCO Technologies, Inc.	1,414	51,993
Graco, Inc.	3,165	167,935
Greenbrier Companies, Inc. (I)	670	13,259
IDEX Corp.	4,424	186,383
John Bean Technologies Corp.	1,519	24,608
Kennametal, Inc.	2,108	93,869
Lincoln Electric Holdings, Inc.	4,223	191,386
Lindsay Corp.	671	44,467
Meritor, Inc. (I)	4,764	38,445
Middleby Corp. (I)	942	95,312
Nordson Corp.	3,054	166,474
Oshkosh Corp. (I)	3,150	72,986
PMFG, Inc. (I)	855	12,834
RBC Bearings, Inc. (I)	1,170	53,972
Robbins & Myers, Inc.	1,095	56,995
Sauer-Danfoss, Inc.	643	30,221
Sun Hydraulics, Inc.	1,088	28,462
Tennant Company	3,454	151,976
The Gorman-Rupp Company (L)	1,001	29,209
The Toro Company	1,627	115,696
Titan International, Inc. (L)	2,126	50,280
TriMas Corp. (I)	27,786	622,129
Twin Disc, Inc. (L)	454	11,845
Valmont Industries, Inc.	596	69,976
Wabash National Corp. (I)	22,252	230,308
WABCO Holdings, Inc. (I)	1,218	73,665
Wabtec Corp.	2,544	191,741
Woodward, Inc.	3,106	133,030

		5,338,801
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)(L)	1,192	2,313
Kirby Corp. (I)	2,657	174,804

		177,117
Professional Services - 1.5%
Acacia Research Corp. (I)	2,276	95,000
CBIZ, Inc. (I)	1,105	6,984
CoStar Group, Inc. (I)(L)	1,343	92,734
Exponent, Inc. (I)	703	34,110
FTI Consulting, Inc. (I)(L)	19,535	732,953
Hill International, Inc. (I)	1,361	5,349
Huron Consulting Group, Inc. (I)	18,422	691,930

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
ICF International, Inc. (I)	1,048	$26,588
Insperity, Inc.	1,232	37,748
Kforce, Inc. (I)	1,706	25,419
Korn/Ferry International (I)	1,263	21,155
Mistras Group, Inc. (I)	24,139	574,991
On Assignment, Inc. (I)	1,270	22,187
Pendrell Corp. (I)	7,676	20,034
Resources Connection, Inc.	2,338	32,849
RPX Corp. (I)	660	11,194
The Advisory Board Company (I)	868	76,922
The Corporate Executive Board Company	10,595	455,691
The Dolan Company (I)	14,124	128,670
TrueBlue, Inc. (I)	21,371	382,114

		3,474,622
Road & Rail - 0.8%
Amerco, Inc.	145	15,299
Avis Budget Group, Inc. (I)	5,569	78,801
Celadon Group, Inc.	1,134	17,634
Dollar Thrifty Automotive Group, Inc. (I)	1,539	124,520
Genesee & Wyoming, Inc., Class A (I)(L)	2,126	116,037
Heartland Express, Inc. (L)	2,776	40,141
Knight Transportation, Inc. (L)	3,157	55,753
Landstar System, Inc.	7,188	414,891
Marten Transport, Ltd.	16,070	354,665
Old Dominion Freight Line, Inc. (I)	13,024	620,854
Patriot Transportation Holding, Inc. (I)	106	2,469
RailAmerica, Inc. (I)	793	17,018
Roadrunner Transportation Systems, Inc. (I)	723	12,544
Swift Transporation Company (I)	4,209	48,572
Zipcar, Inc. (I)	637	9,434

		1,928,632
Trading Companies & Distributors - 1.4%
Air Lease Corp. (I)(L)	3,670	88,337
Applied Industrial Technologies, Inc.	2,004	82,424
Beacon Roofing Supply, Inc. (I)	24,125	621,460
DXP Enterprises, Inc. (I)	524	22,789
H&E Equipment Services, Inc. (I)(L)	1,488	28,153
Kaman Corp., Class A (L)	413	14,021
RSC Holdings, Inc. (I)	3,028	68,403
Rush Enterprises, Inc., Class A (I)	19,376	411,159
Titan Machinery, Inc. (I)	880	24,816
United Rentals, Inc. (I)(L)	3,322	142,481
Watsco, Inc. (L)	879	65,081
WESCO International, Inc. (I)(L)	24,866	1,623,998

		3,193,122

		39,718,055
Information Technology - 25.7%
Communications Equipment - 1.9%
ADTRAN, Inc.	23,077	719,772
Anaren, Inc. (I)	268	4,918
Aruba Networks, Inc. (I)	4,254	94,779
Calix, Inc. (I)	1,250	10,662
Ciena Corp. (I)(L)	5,135	83,136
Digi International, Inc. (I)	1,349	14,825
Emulex Corp. (I)	49,600	514,848
Extreme Networks, Inc. (I)	4,431	16,971
Finisar Corp. (I)(L)	36,184	729,108
Globecomm Systems, Inc. (I)	1,089	15,769
Infinera Corp. (I)(L)	5,375	43,645
InterDigital, Inc. (L)	9,952	346,927
Ixia (I)(L)	2,033	25,392
JDS Uniphase Corp. (I)	12,360	179,096

340

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Loral Space & Communications, Inc.	507	$40,357
Meru Networks, Inc. (I)	571	2,313
NETGEAR, Inc. (I)(L)	1,295	49,469
Oclaro, Inc. (I)	2,646	10,425
Plantronics, Inc.	2,308	92,920
Powerwave Technologies, Inc. (I)(L)	1,120	2,296
Procera Networks, Inc. (I)	9,680	216,445
RADWARE, Ltd., ADR (I)	12,976	485,821
ShoreTel, Inc. (I)	1,668	9,474
Sonus Networks, Inc. (I)	180,051	522,148
Sycamore Networks, Inc. (I)	562	9,970
ViaSat, Inc. (I)(L)	2,127	102,543

		4,344,029
Computers & Peripherals - 1.3%
3D Systems Corp. (I)(L)	2,278	53,624
Cray, Inc. (I)	1,717	12,568
Fusion-io, Inc. (I)	2,287	64,974
Intevac, Inc. (I)	600	5,100
NetApp, Inc. (I)	52,930	2,369,676
Novatel Wireless, Inc. (I)	610	2,044
OCZ Technology Group, Inc. (I)	3,312	23,118
QLogic Corp. (I)	5,338	94,803
Quantum Corp. (I)(L)	11,773	30,845
Silicon Graphics International Corp. (I)(L)	1,487	14,394
STEC, Inc. (I)	2,069	19,531
Stratasys, Inc. (I)(L)	1,068	39,003
Super Micro Computer, Inc. (I)(L)	1,504	26,260
Synaptics, Inc. (I)	1,708	62,359

		2,818,299
Electronic Equipment, Instruments & Components - 2.6%
Agilysys, Inc. (I)	771	6,931
Anixter International, Inc. (I)(L)	1,486	107,780
Badger Meter, Inc.	760	25,832
Brightpoint, Inc. (I)	156,760	1,261,918
Cognex Corp. (L)	1,061	44,944
Daktronics, Inc.	675	6,001
DTS, Inc. (I)(L)	885	26,745
Echelon Corp. (I)	1,732	7,673
Fabrinet (I)	1,000	17,710
FARO Technologies, Inc. (I)	882	51,447
FEI Company (I)(L)	1,993	97,876
Insight Enterprises, Inc. (I)	94,310	2,068,218
IPG Photonics Corp. (I)(L)	1,740	90,567
Maxwell Technologies, Inc. (I)(L)	20,595	377,506
Measurement Specialties, Inc. (I)(L)	757	25,511
Mercury Computer Systems, Inc. (I)	1,623	21,505
Multi-Fineline Electronix, Inc. (I)	508	13,945
National Instruments Corp.	5,107	145,652
Newport Corp. (I)	26,447	468,641
OSI Systems, Inc. (I)	11,815	724,259
Power-One, Inc. (I)	3,383	15,393
Pulse Electronics Corp.	2,132	5,351
RealD, Inc. (I)(L)	2,016	27,216
Rofin-Sinar Technologies, Inc. (I)	1,510	39,819
Rogers Corp. (I)	306	11,857
Scansource, Inc. (I)	1,442	53,815
Universal Display Corp. (I)(L)	2,196	80,220
Viasystems Group, Inc. (I)	180	3,416
X-Rite, Inc. (I)	2,242	10,179

		5,837,927
Internet Software & Services - 4.9%
Active Network, Inc. (I)	711	11,966
Ancestry.com, Inc. (I)(L)	1,519	34,542

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
AOL, Inc. (I)(L)	5,159	$97,866
Bankrate, Inc. (I)	2,120	52,470
comScore, Inc. (I)(L)	1,401	29,967
Constant Contact, Inc. (I)(L)	63,293	1,885,499
Cornerstone Ondemand, Inc. (I)	1,285	28,064
DealerTrack Holdings, Inc. (I)(L)	24,600	744,396
Demand Media, Inc. (I)	1,538	11,151
Dice Holdings, Inc. (I)(L)	2,464	22,989
Digital River, Inc. (I)	1,978	37,008
Envestnet, Inc. (I)	561	7,024
Equinix, Inc. (I)(L)	21,552	3,393,362
Internap Network Services Corp. (I)	2,638	19,363
IntraLinks Holdings, Inc. (I)	1,339	7,083
j2 Global, Inc.	2,518	72,216
Keynote Systems, Inc.	779	15,393
KIT Digital, Inc. (I)(L)	2,200	15,840
Limelight Networks, Inc. (I)	3,407	11,209
Liquidity Services, Inc. (I)	976	43,725
LivePerson, Inc. (I)	38,711	649,184
LogMeIn, Inc. (I)	967	34,067
LoopNet, Inc. (I)	1,521	28,564
Marchex, Inc., Class B	1,266	5,646
MercadoLibre, Inc.	1,522	148,836
Monster Worldwide, Inc. (I)(L)	6,485	63,229
Move, Inc. (I)	1,041	10,108
NIC, Inc. (L)	33,960	411,935
Open Text Corp. (I)	9,936	607,586
OpenTable, Inc. (I)	881	35,654
Perficient, Inc. (I)	1,543	18,532
QuinStreet, Inc. (I)	1,378	14,455
Responsys, Inc. (I)	989	11,838
SciQuest, Inc. (I)	752	11,461
SPS Commerce, Inc. (I)	9,550	256,704
Stamps.com, Inc. (I)	598	16,672
Travelzoo, Inc. (I)(L)	296	6,808
ValueClick, Inc. (I)(L)	43,485	858,394
VistaPrint NV (I)(L)	22,557	871,828
Vocus, Inc. (I)	1,006	13,330
WebMD Health Corp. (I)	2,869	73,389
XO Group, Inc. (I)	1,278	12,001
Zix Corp. (I)	163,150	474,767

		11,176,121
IT Services - 3.3%
Acxiom Corp. (I)	4,148	60,893
Alliance Data Systems Corp. (I)(L)	23,860	3,005,405
Cardtronics, Inc. (I)	1,977	51,896
Cass Information Systems, Inc.	467	18,657
CIBER, Inc. (I)	1,862	7,895
CSG Systems International, Inc. (I)	1,798	27,222
DST Systems, Inc.	935	50,705
Echo Global Logistics, Inc. (I)	579	9,322
Euronet Worldwide, Inc. (I)	30,030	627,327
ExlService Holdings, Inc. (I)	1,156	31,721
FleetCor Technologies, Inc. (I)	1,509	58,504
Forrester Research, Inc.	841	27,248
Gartner, Inc. (I)	4,529	193,116
Heartland Payment Systems, Inc.	2,093	60,362
Higher One Holdings, Inc. (I)(L)	1,645	24,593
iGate Corp. (I)	1,651	27,671
Jack Henry & Associates, Inc.	4,361	148,797
MAXIMUS, Inc.	1,782	72,474
MoneyGram International, Inc. (I)	583	10,494
NCI, Inc. (I)	415	2,652
NeuStar, Inc., Class A (I)	3,466	129,108

341

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Sapient Corp.	5,932	$73,853
ServiceSource International, Inc. (I)	2,070	32,043
Syntel, Inc.	887	49,672
TeleTech Holdings, Inc. (I)	1,487	23,941
TNS, Inc. (I)	18,923	411,197
Unisys Corp. (I)	2,069	40,801
VeriFone Systems, Inc. (I)(L)	32,610	1,691,481
Virtusa Corp. (I)	884	15,267
Wright Express Corp. (I)	8,776	568,070

		7,552,387
Office Electronics - 0.1%
Zebra Technologies Corp., Class A (I)	2,756	113,492
Semiconductors & Semiconductor Equipment - 5.7%
Anadigics, Inc. (I)	2,418	5,731
Applied Micro Circuits Corp. (I)	3,217	22,326
ATMI, Inc. (I)	12,592	293,394
Cabot Microelectronics Corp. (L)	1,216	47,278
Cavium, Inc. (I)(L)	24,489	757,690
Ceva, Inc. (I)	1,248	28,342
Cirrus Logic, Inc. (I)(L)	3,223	76,707
CSR PLC, ADR (I)	200	2,936
Cymer, Inc. (I)	1,001	50,050
Cypress Semiconductor Corp. (I)	2,731	42,686
Diodes, Inc. (I)(L)	26,468	613,528
Entropic Communications, Inc. (I)(L)	4,141	24,142
EZchip Semiconductor, Ltd. (I)	10,037	434,903
Fairchild Semiconductor International, Inc. (I)	103,930	1,527,771
FormFactor, Inc. (I)	959	5,351
GT Advanced Technologies Inc. (I)	6,749	55,814
Hittite Microwave Corp. (I)(L)	1,496	81,248
Inphi Corp. (I)	1,029	14,591
Integrated Device Technology, Inc. (I)	7,525	53,804
IXYS Corp. (I)	1,324	17,477
Kopin Corp. (I)	3,407	13,866
Kulicke & Soffa Industries, Inc. (I)	36,320	451,458
Lattice Semiconductor Corp. (I)	69,585	447,432
LTX-Credence Corp. (I)	58,210	418,530
Magnachip Semiconductor Corp. (I)	926	11,112
MaxLinear, Inc., Class A (I)	997	5,553
Mellanox Technologies, Ltd. (I)(L)	9,132	381,992
Micrel, Inc.	2,771	28,430
Microsemi Corp. (I)	4,606	98,753
MIPS Technologies, Inc. (I)	97,072	528,072
Monolithic Power Systems, Inc. (I)	155,187	3,052,528
Nanometrics, Inc. (I)(L)	1,038	19,213
Nova Measuring Instruments, Ltd. (I)	58,480	523,981
NVE Corp. (I)(L)	7,302	387,006
Omnivision Technologies, Inc. (I)(L)	1,106	22,120
Pericom Semiconductor Corp. (I)	443	3,584
PMC-Sierra, Inc. (I)	4,272	30,887
Power Integrations, Inc.	1,487	55,197
Rambus, Inc. (I)	5,240	33,798
RF Micro Devices, Inc. (I)	14,732	73,365
Rubicon Technology, Inc. (I)	455	4,746
Semtech Corp. (I)	3,516	100,065
Sigma Designs, Inc. (I)	819	4,242
Silicon Image, Inc. (I)	75,142	441,835
Silicon Laboratories, Inc. (I)	2,109	90,687
Standard Microsystems Corp. (I)	1,209	31,277
STR Holdings, Inc. (I)	791	3,828
SunPower Corp. (I)	757	4,830
Teradyne, Inc. (I)(L)	9,760	164,846
Tessera Technologies, Inc. (I)	2,731	47,110
TriQuint Semiconductor, Inc. (I)	118,009	813,672

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc. (I)	1,364	$39,529
Veeco Instruments, Inc. (I)	1,334	38,152
Volterra Semiconductor Corp. (I)	10,122	348,349

		12,875,814
Software - 5.9%
Accelrys, Inc. (I)	2,937	23,437
ACI Worldwide, Inc. (I)	25,476	1,025,919
Actuate Corp. (I)	2,315	14,538
Advent Software, Inc. (I)	1,751	44,826
Allot Communications, Ltd. (I)	22,515	523,474
Ariba, Inc. (I)	5,288	172,971
Aspen Technology, Inc. (I)	2,366	48,574
Blackbaud, Inc.	2,366	78,622
Bottomline Technologies, Inc. (I)	1,910	53,365
BroadSoft, Inc. (I)(L)	18,897	722,810
Cadence Design Systems, Inc. (I)(L)	14,441	170,981
Clicksoftware Technologies, Ltd.	52,799	669,491
CommVault Systems, Inc. (I)	10,272	509,902
Compuware Corp. (I)	4,053	37,247
Concur Technologies, Inc. (I)	2,438	139,892
Deltek, Inc. (I)	396	4,221
Ebix, Inc. (L)	1,927	44,629
EPIQ Systems, Inc.	1,704	20,618
Fortinet, Inc. (I)	4,900	135,485
Interactive Intelligence Group (I)	19,288	588,477
JDA Software Group, Inc. (I)	2,256	61,995
Kenexa Corp. (I)	1,363	42,580
Manhattan Associates, Inc. (I)	1,098	52,188
Mentor Graphics Corp. (I)	40,570	602,870
MicroStrategy, Inc., Class A (I)	438	61,320
Mitek Systems Incmitek Systems Inc (I)	28,804	334,126
Monotype Imaging Holdings, Inc. (I)	1,909	28,444
Motricity, Inc. (I)(L)	1,262	1,388
Netscout Systems, Inc. (I)	32,850	668,169
NetSuite, Inc. (I)	1,260	63,365
NICE Systems, Ltd., ADR (I)	15,093	593,155
Opnet Technologies, Inc. (L)	14,571	422,559
Parametric Technology Corp. (I)	36,387	1,016,653
Pegasystems, Inc. (L)	899	34,306
Progress Software Corp. (I)	3,395	80,190
PROS Holdings, Inc. (I)	1,071	20,028
QLIK Technologies, Inc. (I)	3,989	127,648
Quest Software, Inc. (I)	3,084	71,765
RealPage, Inc. (I)	1,903	36,481
Rosetta Stone, Inc. (I)	615	6,347
Rovi Corp. (I)	77,580	2,525,229
Seachange International, Inc. (I)	1,340	10,425
SolarWinds, Inc. (I)	10,753	415,604
Sourcefire, Inc. (I)(L)	1,528	73,543
SS&C Technologies Holdings, Inc. (I)	1,815	42,344
Synchronoss Technologies, Inc. (I)(L)	1,417	45,231
Take-Two Interactive Software, Inc. (I)(L)	3,907	60,109
Taleo Corp. (I)	2,200	101,046
TeleNav, Inc. (I)	455	3,194
TiVo, Inc. (I)	6,406	76,808
Tyler Technologies, Inc. (I)	1,340	51,469
Ultimate Software Group, Inc. (I)	5,914	433,378
VASCO Data Security International, Inc. (I)	1,610	17,372
Verint Systems, Inc. (I)	1,027	33,265
VirnetX Holding Corp. (I)(L)	1,874	44,845
Websense, Inc. (I)	6,191	130,568

		13,419,486

		58,137,555

342

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.5%
Chemicals - 2.2%
Balchem Corp.	14,163	$428,431
Calgon Carbon Corp. (I)	3,004	46,892
Flotek Industries, Inc. (I)(L)	1,619	19,460
FMC Corp. (L)	22,010	2,329,979
Hawkins, Inc. (L)	467	17,372
Innospec, Inc. (I)	1,108	33,661
Intrepid Potash, Inc. (I)(L)	2,789	67,856
Koppers Holdings, Inc. (L)	1,092	42,108
Kraton Performance Polymers, Inc. (I)	20,465	543,755
Kronos Worldwide, Inc. (L)	28,273	705,129
LSB Industries, Inc. (I)	946	36,818
NewMarket Corp. (L)	569	106,631
Omnova Solutions, Inc. (I)	1,116	7,533
PolyOne Corp.	3,128	45,043
Rockwood Holdings, Inc. (I)	3,466	180,752
Solutia, Inc.	6,474	180,884
Spartech Corp. (I)	839	4,094
Stepan Company	150	13,170
Tredegar Industries, Inc.	405	7,934
W.R. Grace & Company (I)	3,915	226,287
Zep, Inc.	986	14,198
Zoltek Companies, Inc. (I)	1,546	17,501

		5,075,488
Construction Materials - 0.0%
Headwaters, Inc. (I)	1,159	4,845
Texas Industries, Inc.	333	11,658
United States Lime & Minerals, Inc. (I)	115	6,887

		23,390
Containers & Packaging - 0.3%
Graphic Packaging Holding Company (I)	7,228	39,899
Silgan Holdings, Inc.	12,237	540,875

		580,774
Metals & Mining - 0.5%
Allied Nevada Gold Corp. (I)(L)	4,498	146,320
Carpenter Technology Corp.	821	42,881
Coeur d’Alene Mines Corp. (I)	16,120	382,689
General Moly, Inc. (I)(L)	3,082	10,325
Globe Specialty Metals, Inc.	3,182	47,316
Gold Resource Corp. (L)	1,093	26,571
Golden Minerals Company (I)	611	5,151
Haynes International, Inc.	324	20,525
Hecla Mining Company	15,560	71,887
Materion Corp. (I)	1,023	29,391
McEwen Mining, Inc. (I)(L)	10,609	47,104
Midway Gold Corp. (I)	3,948	5,646
Paramount Gold and Silver Corp. (I)(L)	3,612	8,163
Royal Gold, Inc.	3,116	203,225
Suncoke Energy, Inc. (I)	3,712	52,747

		1,099,941
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.	15,467	525,414
Clearwater Paper Corp. (I)	1,206	40,051
Deltic Timber Corp. (L)	567	35,886
KapStone Paper and Packaging Corp. (I)	26,833	528,610
P.H. Glatfelter Company	809	12,766
Schweitzer-Mauduit International, Inc.	858	59,254
Wausau Paper Corp.	2,477	23,234

		1,225,215

		8,004,808

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 1.8%
AboveNet, Inc. (I)	1,163	$96,296
Alaska Communications
Systems Group, Inc. (L)	861	2,652
Atlantic Tele-Network, Inc.	342	12,435
Boingo Wireless, Inc. (I)	629	7,611
Cbeyond, Inc. (I)	46,816	374,528
Cincinnati Bell, Inc. (I)(L)	4,945	19,879
Cogent Communications Group, Inc. (I)	150,129	2,864,461
General Communication, Inc., Class A (I)	1,628	14,196
IDT Corp., Class B	454	4,240
inContact, Inc. (I)	73,968	412,742
Lumos Networks Corp.	299	3,217
Neutral Tandem, Inc. (I)	1,585	19,321
Premiere Global Services, Inc. (I)	1,641	14,835
TW Telecom, Inc. (I)(L)	7,523	166,710
Vonage Holdings Corp. (I)	7,760	17,150

		4,030,273
Wireless Telecommunication Services - 1.7%
Clearwire Corp. (I)	17,999	41,038
NTELOS Holdings Corp.	539	11,157
SBA Communications Corp., Class A (I)(L)	74,930	3,807,193

		3,859,388

		7,889,661
Utilities - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	2,722	209,431
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (I)(L)	1,845	1,033
GenOn Energy, Inc. (I)	20,418	42,469

		43,502

		252,933

TOTAL COMMON STOCKS (Cost $185,102,512)		$221,935,236

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$400	$323

TOTAL CORPORATE BONDS (Cost $328)		$323

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	8,357	$4,123

TOTAL WARRANTS (Cost $0)		$4,123

SECURITIES LENDING COLLATERAL - 28.5%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	6,436,263	64,417,981

TOTAL SECURITIES LENDING
COLLATERAL (Cost $64,413,308)		$64,417,981

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 1.0%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	2,202,544	2,202,544

343

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $1,733,001 on 04/02/2012,
collateralized by $1,770,000 Federal Home
Loan Mortgage Corp., 0.550% due
02/13/2015 (valued at $1,767,788,
including interest)		$1,733,000	$1,733,000
U.S. Government - 0.3%
U.S. Treasury Bill 0.045%, 05/03/2012 *		$650,000	$649,970

TOTAL SHORT-TERM INVESTMENTS (Cost $4,585,514)			$4,585,514

Total Investments (Smaller Company Growth Trust)
(Cost $254,101,662) - 128.5%			$290,943,177
Other assets and liabilities, net - (28.5%)			(64,504,195)

TOTAL NET ASSETS - 100.0%			$226,438,982

Strategic Allocation Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 2.7%
U.S. Government Agency - 2.7%
Tennessee Valley Authority
7.140%, 05/23/2012		$2,000,000	$2,019,070

			2,019,070

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,111,560)			$2,019,070

CORPORATE BONDS - 36.8%
Consumer Discretionary - 5.6%
AutoZone, Inc.
5.875%, 10/15/2012		100,000	102,635
Best Buy Company, Inc.
6.750%, 07/15/2013		500,000	530,306
BMW US Capital LLC
4.625%, 02/20/2013	EUR	500,000	687,666
CBS Corp.
5.625%, 08/15/2012		$400,000	406,486
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		250,000	268,052
Comcast Cable Communications LLC
7.125%, 06/15/2013		250,000	268,762
COX Communications, Inc.
4.625%, 06/01/2013		300,000	313,408
News America Holdings, Inc.
9.250%, 02/01/2013		200,000	212,943
Time Warner Cable, Inc.
5.400%, 07/02/2012		500,000	505,705
Time Warner, Inc.
6.875%, 05/01/2012		100,000	100,474
Volkswagen International Finance NV
1.625%, 08/12/2013 (S)		650,000	655,436
Whirlpool Corp.
8.000%, 05/01/2012		100,000	100,508

			4,152,381

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 4.1%
Anheuser-Busch Companies, Inc.
4.700%, 04/15/2012	$175,000	$175,209
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 03/26/2013	350,000	356,328
Diageo Finance BV
5.500%, 04/01/2013	500,000	524,475
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/2012	500,000	505,749
Kellogg Company
5.125%, 12/03/2012	450,000	463,686
Kraft Foods, Inc.
2.625%, 05/08/2013	400,000	407,664
6.250%, 06/01/2012	100,000	100,860
PepsiCo, Inc.
4.650%, 02/15/2013	400,000	414,566
The Kroger Company
6.200%, 06/15/2012	100,000	101,062

		3,049,599
Energy - 1.0%
Anadarko Petroleum Corp.
5.000%, 10/01/2012	125,000	127,232
Enterprise Products Operating LLC
4.600%, 08/01/2012	225,000	227,981
Husky Energy, Inc.
6.250%, 06/15/2012	125,000	126,280
Plains All American Pipeline LP
4.250%, 09/01/2012	250,000	253,031

		734,524
Financials - 15.5%
American Express Bank FSB
0.392%, 06/12/2012 (P)	125,000	125,024
American Express Centurion Bank
5.550%, 10/17/2012	350,000	358,991
American Honda Finance Corp.
2.375%, 03/18/2013 (S)	300,000	305,196
American International Group, Inc.
4.250%, 05/15/2013	500,000	511,030
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)	125,000	126,423
Aon Corp.
7.375%, 12/14/2012	100,000	104,164
Bank of America Corp.
4.875%, 01/15/2013	300,000	306,688
6.250%, 04/15/2012	125,000	125,237
Bank of Montreal
2.125%, 06/28/2013	500,000	508,409
Bank One Corp.
5.250%, 01/30/2013	500,000	517,139
Barclays Bank PLC
5.450%, 09/12/2012	400,000	407,497
BB&T Corp.
3.850%, 07/27/2012	800,000	808,480
BNP Paribas
1.474%, 06/11/2012 (P)	100,000	100,142
Boston Properties LP
6.250%, 01/15/2013	350,000	363,691
Capital One Bank
6.500%, 06/13/2013	350,000	369,416
Citigroup, Inc.
5.300%, 10/17/2012	400,000	407,947
CommonWealth REIT
6.500%, 01/15/2013	400,000	402,309

344

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.650%, 08/17/2012 (S)		$500,000	$504,447
Credit Suisse New York
3.450%, 07/02/2012		325,000	327,399
Fifth Third Bancorp
6.250%, 05/01/2013		400,000	420,701
General Electric Capital Corp.
0.775%, 06/08/2012 (P)		125,000	125,157
2.800%, 01/08/2013		100,000	101,697
4.800%, 05/01/2013		300,000	313,076
Goldman Sachs Group, Inc.
5.250%, 04/01/2013		300,000	310,964
Hartford Life Institutional Funding
0.823%, 08/15/2013 (P)(S)		500,000	498,533
HSBC Bank PLC
0.965%, 01/18/2013 (P)(S)		400,000	400,035
HSBC Finance Corp.
7.000%, 05/15/2012		100,000	100,722
JPMorgan Chase & Company
5.250%, 11/02/2012		100,000	102,246
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)		300,000	303,124
Morgan Stanley
6.600%, 04/01/2012		100,000	100,000
Prudential Financial, Inc.
5.150%, 01/15/2013		400,000	413,590
5.800%, 06/15/2012		100,000	100,997
TD Ameritrade Holding Corp.
2.950%, 12/01/2012		500,000	507,305
The Goldman Sachs Group, Inc.
5.700%, 09/01/2012		100,000	101,877
Toyota Motor Credit Corp.
1.900%, 12/05/2012		250,000	252,302
Travelers Companies, Inc.
5.375%, 06/15/2012		250,000	252,428
Wachovia Corp.
0.691%, 04/23/2012 (P)		105,000	105,032
2.317%, 05/01/2013 (P)		400,000	407,349

			11,596,764
Health Care - 1.3%
Cardinal Health, Inc.
5.650%, 06/15/2012		128,000	129,133
Express Scripts, Inc.
5.250%, 06/15/2012		250,000	252,123
Medco Health Solutions, Inc.
6.125%, 03/15/2013		500,000	523,880
Teva Pharmaceutical Finance III LLC
1.500%, 06/15/2012		100,000	100,200

			1,005,336
Industrials - 2.7%
ERAC USA Finance LLC
5.800%, 10/15/2012 (S)		500,000	512,093
John Deere Capital Corp.
4.500%, 04/03/2013		500,000	520,193
Siemens Financieringsmaatschappij NV
4.125%, 02/20/2013	EUR	500,000	685,811
Union Pacific Corp.
5.450%, 01/31/2013		$250,000	259,856

			1,977,953
Information Technology - 1.4%
Hewlett-Packard Company
4.500%, 03/01/2013		300,000	309,999

Strategic Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett-Packard Company (continued)
6.500%, 07/01/2012	$100,000	$101,326
Tyco Electronics Group SA
6.000%, 10/01/2012	400,000	410,522
Xerox Corp.
5.500%, 05/15/2012	250,000	251,273

		1,073,120
Materials - 1.3%
ArcelorMittal
5.375%, 06/01/2013	400,000	415,126
Ei du Pont de Nemours & Company
4.125%, 03/06/2013	300,000	309,188
The Dow Chemical Company
6.000%, 10/01/2012	250,000	256,251

		980,565
Telecommunication Services - 2.9%
AT&T, Inc.
4.950%, 01/15/2013	500,000	516,968
British Telecommunications PLC
5.150%, 01/15/2013	500,000	516,599
COX Communications, Inc.
7.125%, 10/01/2012	200,000	206,464
Telefonica Emisiones SAU
2.582%, 04/26/2013	500,000	502,083
Verizon Communications, Inc.
4.350%, 02/15/2013	400,000	413,133

		2,155,247
Utilities - 1.0%
Cincinnati Gas & Electric Company
5.700%, 09/15/2012	132,000	135,071
Dominion Resources, Inc.
5.700%, 09/17/2012	200,000	204,540
MidAmerican Energy Holdings Company
5.875%, 10/01/2012	400,000	410,303

		749,914

TOTAL CORPORATE BONDS (Cost $27,291,123)		$27,475,403

SHORT-TERM INVESTMENTS - 31.2%
U.S. Government - 31.2%
U.S. Treasury Bill
0.026%, 04/05/2012 *	3,500,000	3,499,990
0.045%, 05/31/2012 *	2,000,000	1,999,850
0.055%, 07/12/2012 *	3,500,000	3,499,455
0.103%, 05/31/2012 (L)*	5,000,000	4,999,146
0.107%, 05/17/2012 *	3,250,000	3,249,558
0.133%, 09/27/2012 *	6,000,000	5,996,047

		23,244,046

TOTAL SHORT-TERM INVESTMENTS (Cost $23,244,046)		$23,244,046

345

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 6.8%
Securities Lending Collateral - 6.8%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)		509,582	5,100,204

			5,100,204

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,100,000)			$5,100,204

Total Investments (Strategic Allocation Trust)
(Cost $57,746,729) - 77.5%			$57,838,723
Other assets and liabilities, net - 22.5%			16,784,867

TOTAL NET ASSETS - 100.0%			$74,623,590

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 25.6%
Argentina - 0.9%
Provincia de Buenos Aires
10.875%, 01/26/2021 (S)		$575,000	425,500
11.750%, 10/05/2015 (S)		1,960,000	1,783,600
Provincia de Cordoba
12.375%, 08/17/2017 (S)		635,000	546,926
Provincia de Neuquen Argentina
7.875%, 04/26/2021 (S)		1,025,000	994,250
Republic of Argentina
7.000%, 10/03/2015		320,000	300,400

			4,050,676
Australia - 1.5%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,000,000	3,368,428
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		2,884,000	3,139,477

			6,507,905
Brazil - 0.4%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,434,000	1,593,377
Canada - 2.0%
Canada Housing Trust No. 1
2.750%, 06/15/2016 (S)	CAD	2,025,000	2,108,197
Government of Canada
2.750%, 09/01/2016		1,500,000	1,581,087
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	5,041,949

			8,731,233
Indonesia - 2.7%
Republic of Indonesia
8.250%, 07/15/2021	IDR	23,520,000,000	2,971,764
9.500%, 06/15/2015 to 07/15/2031		47,820,000,000	6,061,965
10.000%, 07/15/2017		10,880,000,000	1,441,789
12.500%, 03/15/2013		7,635,000,000	900,809
14.250%, 06/15/2013		3,250,000,000	397,103

			11,773,430
Malaysia - 1.4%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,272,370

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.262%, 09/15/2016	MYR	5,900,000	$1,998,352

			6,270,722
Mexico - 0.8%
Government of Mexico
7.500%, 06/21/2012	MXN	48,107,200	3,784,389
New Zealand - 2.0%
Dominion of New Zealand
6.000%, 05/15/2021	NZD	2,700,000	2,525,861
Government of New Zealand, Series 1217
6.000%, 12/15/2017		7,160,000	6,566,299

			9,092,160
Norway - 1.1%
Government of Norway
4.500%, 05/22/2019	NOK	3,937,000	790,684
5.000%, 05/15/2015		18,498,000	3,573,438
6.500%, 05/15/2013		3,400,000	628,959

			4,993,081
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	382,480
Philippines - 4.1%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	799,982
5.875%, 12/16/2020 to 03/01/2032		307,303,440	7,314,887
6.250%, 01/14/2036		43,000,000	1,069,717
6.500%, 04/28/2021		91,000,000	2,271,521
8.125%, 12/16/2035		230,634,520	6,706,772

			18,162,879
Singapore - 2.7%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,315,765
2.375%, 04/01/2017		2,800,000	2,417,678
2.875%, 07/01/2015		2,850,000	2,453,771
3.250%, 09/01/2020		2,030,000	1,824,490

			12,011,704
South Korea - 3.9%
Korea Treasury Bond Coupon Strips IO
3.286%, 09/10/2018	KRW	83,030,000	57,274
3.287%, 03/10/2018		83,030,000	58,506
3.296%, 03/10/2017		83,030,000	60,928
3.297%, 09/10/2017		83,030,000	59,677
3.309%, 09/10/2016		83,030,000	62,168
3.315%, 03/10/2016		83,030,000	63,397
3.326%, 09/10/2015		83,030,000	64,684
3.327%, 03/10/2015		83,030,000	66,208
3.347%, 09/10/2014		83,030,000	67,188
3.356%, 03/10/2014		83,030,000	68,431
3.360%, 03/10/2013		83,030,000	70,937
3.371%, 09/10/2013		83,030,000	69,685
3.394%, 09/10/2012		83,030,000	72,179
Korea Treasury Bond Principal Strips PO
3.286%, 09/10/2018		2,888,000,000	1,992,155
Republic of Korea
2.440%, 05/25/2012	SGD	750,000	597,321
3.500%, 06/10/2014	KRW	1,100,000,000	970,110
4.000%, 03/10/2016		2,100,000,000	1,874,832
4.250%, 06/10/2021		4,000,000,000	3,608,776
Republic of Korea, Series 1212
4.250%, 12/10/2012		8,330,000,000	7,389,818

346

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea, Series 1809
5.750%, 09/10/2018	KRW	2,000,000	$1,954

			17,276,228
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,557,877
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		17,300,000	3,257,080
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,744,297

			8,559,254
Ukraine - 0.1%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	326,800

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $108,301,764)			$113,516,318

CORPORATE BONDS - 49.4%
Consumer Discretionary - 9.9%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		855,000	884,925
11.000%, 11/01/2015 (S)		314,000	331,270
AMC Entertainment, Inc.
8.750%, 06/01/2019		1,655,000	1,733,613
9.750%, 12/01/2020		1,280,000	1,206,400
Ameristar Casinos, Inc.
7.500%, 04/15/2021		320,000	335,600
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	813,909
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		$760,000	810,540
Beazer Homes USA, Inc.
6.875%, 07/15/2015		240,000	225,000
8.125%, 06/15/2016		335,000	311,550
9.125%, 05/15/2019		330,000	283,800
Cablevision Systems Corp.
8.000%, 04/15/2020		1,850,000	1,956,375
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,110,000	1,121,100
CCO Holdings LLC
7.000%, 01/15/2019		1,905,000	2,019,300
Chrysler Group LLC
8.250%, 06/15/2021		370,000	373,700
Cinemark USA, Inc.
7.375%, 06/15/2021		560,000	600,600
Clear Channel Communications, Inc.
9.000%, 03/01/2021		475,000	427,500
10.750%, 08/01/2016		1,685,000	1,272,175
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		1,011,255	748,329
DISH DBS Corp.
7.875%, 09/01/2019		2,300,000	2,645,000
Empire Today LLC
11.375%, 02/01/2017 (S)		820,000	809,750
Exide Technologies
8.625%, 02/01/2018		710,000	594,625
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	906
Ford Motor Company
6.625%, 10/01/2028		913,000	1,011,433
7.450%, 07/16/2031		470,000	574,575

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
4.250%, 02/03/2017		$885,000	$894,318
Gymboree Corp.
9.125%, 12/01/2018		455,000	419,738
Hillman Group, Inc.
10.875%, 06/01/2018		230,000	240,925
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)		105,000	116,944
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,290,000	1,293,225
Landry’s Restaurants, Inc.
11.625%, 12/01/2015		580,000	645,975
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		520,000	457,600
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,079,789
Meritage Homes Corp.
7.000%, 04/01/2022 (S)		390,000	390,975
MGM Resorts International
6.625%, 07/15/2015		2,155,000	2,214,233
8.625%, 02/01/2019 (S)		420,000	450,450
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (S)		886,000	646,780
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		264,000	261,690
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		805,996	798,944
PVH Corp.
7.375%, 05/15/2020		515,000	567,788
Quebecor Media, Inc.
7.375%, 01/15/2021 (S)	CAD	170,000	176,826
Regal Entertainment Group
9.125%, 08/15/2018		$305,000	333,975
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	612,211
6.500%, 06/02/2014		325,000	354,211
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		$955,000	920,381
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,590,000	1,804,650
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	75,775
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	576,444
Tenneco, Inc.
6.875%, 12/15/2020		555,000	596,625
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		2,060,000	2,003,350
8.750%, 08/15/2020		320,000	347,200
Toys R US Property Company II LLC
8.500%, 12/01/2017		190,000	198,313
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	420,000	450,966
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$2,335,203	1,313,620
WMG Acquisition Corp.
11.500%, 10/01/2018 (S)		1,090,000	1,166,300
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		1,420,000	1,533,600

			44,035,796
Consumer Staples - 3.6%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,256,458

347

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
B&G Foods, Inc.
7.625%, 01/15/2018		$180,000	$193,275
Corp. Lindley SA
6.750%, 11/23/2021 (S)		405,000	431,325
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	401,719
Del Monte Corp.
7.625%, 02/15/2019		820,000	815,900
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)		230,000	234,135
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		900,000	819,000
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	542,875
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)		3,555,000	3,501,675
9.250%, 05/15/2018 (S)		565,000	563,588
Rite Aid Corp.
9.250%, 03/15/2020 (S)		1,190,000	1,201,900
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,432,252
Yankee Candle Company, Inc.
8.500%, 02/15/2015		$40,000	41,000
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017		500,000	518,750

			15,953,852
Energy - 4.5%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021		1,125,000	1,015,313
Arch Coal, Inc.
7.000%, 06/15/2019 (S)		170,000	156,825
7.250%, 06/15/2021 (S)		1,420,000	1,309,950
Bill Barrett Corp.
7.000%, 10/15/2022		675,000	651,375
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		1,345,000	1,455,963
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	904,500
Energy Partners, Ltd.
8.250%, 02/15/2018		385,000	390,294
Forbes Energy Services, Ltd.
9.000%, 06/15/2019		450,000	438,750
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,622,250
Linn Energy LLC
6.250%, 11/01/2019 (S)		210,000	203,700
MarkWest Energy Partners LP
6.500%, 08/15/2021		495,000	525,938
McMoRan Exploration Company
11.875%, 11/15/2014		1,505,000	1,587,775
Niska Gas Storage US LLC
8.875%, 03/15/2018		560,000	526,400
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		3,020,000	3,322,000
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	156,000
Peabody Energy Corp.
6.250%, 11/15/2021 (S)		940,000	921,200
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	594,663
6.500%, 05/27/2041 (S)		400,000	432,000
PHI, Inc.
8.625%, 10/15/2018		725,000	743,125

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		$340,000	$375,700
Regency Energy Partners LP
9.375%, 06/01/2016		600,000	659,250
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	462,731
W&T Offshore, Inc.
8.500%, 06/15/2019		805,000	851,288
Westmoreland Coal Company
10.750%, 02/01/2018		790,000	748,525

			20,055,515
Financials - 15.7%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		790,000	714,950
Allstate Corp.
6.125%, 05/15/2037 (P)		1,645,000	1,614,156
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,291,653
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	535,142
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		950,000	870,010
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	416,073
BanColombia SA
5.950%, 06/03/2021		$850,000	899,938
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		765,000	797,513
Capital One Financial Corp.
6.150%, 09/01/2016		1,090,000	1,197,804
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,610,308
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067		$780,000	805,350
Citizens Republic Bancorp, Inc.
5.750%, 02/01/2013		500,000	468,002
Corp Andina de Fomento
3.750%, 01/15/2016		250,000	259,120
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,752,950
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$330,000	321,750
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	434,500
E*Trade Financial Corp.
6.750%, 06/01/2016		590,000	603,275
Emeralds
- 08/04/2020 (H)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,479,292
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,165,042
5.375%, 05/20/2014	AUD	3,030,000	3,190,377
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	637,244
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	608,971
7.000%, 10/08/2015		2,800,000	3,037,953

348

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	$1,589,771
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,896,175
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$1,885,000	1,446,738
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)		880,000	878,476
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	204,585
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,068,216
Inter-American Development Bank,
Series INTL
7.250%, 05/24/2012	NZD	4,665,000	3,840,368
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	556,200
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,736,246
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,824,132
5.750%, 05/13/2015	AUD	4,775,000	5,139,835
7.000%, 10/22/2012	IDR	15,900,000,000	1,753,052
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		$2,269,000	2,440,768
MetLife, Inc.
6.400%, 12/15/2036		755,000	738,006
Nationstar Mortgage
10.875%, 04/01/2015		175,000	184,188
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	99,275
11.500%, 04/15/2017		1,030,000	970,775
12.000%, 04/15/2017		1,403,315	1,319,116
Regions Financial Corp.
7.375%, 12/10/2037		275,000	272,938
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,395,953
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	970,200
Synovus Financial Corp.
5.125%, 06/15/2017		230,000	211,025
7.875%, 02/15/2019		725,000	746,750
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,066,500
The Royal Bank of Scotland PLC
2.178%, 03/31/2014 (P)		2,500,000	1,974,301
The South Financial Group, Inc.
1.908%, 09/01/2037 (P)		$170,000	139,400
United Community Banks, Inc./GA
7.500%, 09/30/2015 (S)		425,000	401,625
Wells Fargo & Company
2.625%, 12/15/2016		945,000	966,005
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	904,150
Wilmington Trust Corp.
4.875%, 04/15/2013		715,000	739,126
8.500%, 04/02/2018		876,000	1,041,754

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	$665,000	$560,263
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)	450,000	399,375
Zions Bancorporation
4.500%, 03/27/2017	265,000	263,286
6.000%, 09/15/2015	845,000	880,913

		69,425,329
Health Care - 1.9%
Alere, Inc.
8.625%, 10/01/2018	1,410,000	1,459,350
BioScrip, Inc.
10.250%, 10/01/2015	830,000	898,475
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)	775,593	796,922
Community Health Systems, Inc.
8.875%, 07/15/2015	668,000	692,215
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	530,000	567,100
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)	1,080,000	1,074,600
Grifols, Inc.
8.250%, 02/01/2018	325,000	351,813
HCA, Inc.
7.500%, 02/15/2022	1,165,000	1,240,725
8.000%, 10/01/2018	280,000	305,200
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)	430,000	446,663
LifePoint Hospitals, Inc.
6.625%, 10/01/2020	160,000	169,600
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)	580,000	577,100

		8,579,763
Industrials - 4.2%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)	664,050	670,691
Aircastle, Ltd.
6.750%, 04/15/2017 (S)	90,000	90,000
7.625%, 04/15/2020 (S)	90,000	90,000
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	139,777	135,584
Avis Budget Car Rental LLC
9.625%, 03/15/2018	325,000	352,625
Covanta Holding Corp.
7.250%, 12/01/2020	1,385,000	1,489,827
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,308,287	1,432,574
Delta Air Lines, Inc.
12.250%, 03/15/2015 (S)	485,000	522,588
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	675,000	730,688
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	200,000	216,500
Mega Advance Investments, Ltd.
5.000%, 05/12/2021 (S)	570,000	587,935
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	321,563
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	210,000

349

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Nortek, Inc.
10.000%, 12/01/2018	$915,000	$969,900
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q)(S)	795,000	812,729
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	905,000	864,275
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	344,516
Swift Services Holdings, Inc.
10.000%, 11/15/2018	930,000	1,012,538
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	815,688
Thermadyne Holdings Corp.
9.000%, 12/15/2017	435,000	445,875
TransDigm, Inc.
7.750%, 12/15/2018	865,000	936,363
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,111,000
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	802,410	914,747
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	338,129	387,158
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	157,000	164,850
12.000%, 11/01/2013 (S)	1,105,000	1,171,300
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	785,000	796,775
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,150,826

		18,749,115
Information Technology - 1.0%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,201,200
CDW LLC
12.535%, 10/12/2017	970,000	1,053,663
Equinix, Inc.
8.125%, 03/01/2018	730,000	803,000
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	119,213
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	147,825
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	110,000	117,975
Seagate HDD Cayman
7.000%, 11/01/2021 (S)	860,000	924,500

		4,367,376
Materials - 4.6%
AbitibiBowater, Inc.
10.250%, 10/15/2018	883,000	1,013,243
American Pacific Corp.
9.000%, 02/01/2015	2,605,000	2,621,281
APERAM
7.750%, 04/01/2018 (S)	430,000	414,950
Ball Corp.
6.750%, 09/15/2020	1,960,000	2,146,200
Berry Plastics Corp.
8.250%, 11/15/2015	875,000	934,063
9.750%, 01/15/2021	470,000	513,475
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	235,000	264,140
7.375%, 10/04/2015 (Q)(S)	410,000	412,993
Cascades, Inc.
7.875%, 01/15/2020	25,000	24,688

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021		$400,000	$416,643
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)		820,000	824,100
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)		495,000	511,088
Ferro Corp.
7.875%, 08/15/2018		50,000	51,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		885,000	862,875
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		295,000	300,531
Mercer International, Inc.
9.500%, 12/01/2017		610,000	631,350
Metinvest BV
8.750%, 02/14/2018 (S)		950,000	859,750
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		325,000	224,250
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	489,375
Polymer Group, Inc.
7.750%, 02/01/2019		155,000	163,138
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		1,380,000	1,445,550
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		1,110,000	901,875
Solo Cup Company
10.500%, 11/01/2013		655,000	666,463
SunCoke Energy, Inc.
7.625%, 08/01/2019		820,000	842,550
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		475,000	441,750
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	325,968
Vedanta Resources PLC
8.250%, 06/07/2021 (S)		1,260,000	1,168,650
Verso Paper Holdings LLC
8.750%, 02/01/2019		625,000	343,750
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		745,000	596,000

			20,411,689
Telecommunication Services - 3.3%
American Tower Corp.
7.000%, 10/15/2017		529,000	616,241
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	48,600
9.000%, 09/22/2019 (S)		2,125,000	1,731,875
Cincinnati Bell, Inc.
8.750%, 03/15/2018		650,000	606,938
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	734,393
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	476,000	419,951
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$295,000	300,163
Digicel, Ltd.
7.000%, 02/15/2020 (S)		210,000	213,675
8.250%, 09/01/2017 (S)		680,000	719,100
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	860,205
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,495,000	1,554,800

350

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Level 3 Financing, Inc.
10.000%, 02/01/2018		$630,000	$689,850
Nextel Communications, Inc.
7.375%, 08/01/2015		215,000	207,475
NII Capital Corp.
8.875%, 12/15/2019		445,000	466,138
Oi SA
9.750%, 09/15/2016 (S)	BRL	811,000	459,824
Satmex Escrow SA de CV
9.500%, 05/15/2017		$630,000	648,900
SBA Tower Trust
5.101%, 04/15/2017 (S)		616,000	664,811
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	844,217
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	930,388
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		170,000	186,575
West Corp.
11.000%, 10/15/2016		1,160,000	1,232,500
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	358,150

			14,494,769
Utilities - 0.7%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020 (S)		580,000	609,000
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H)(S)		625,000	268,805
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S)	BRL	940,000	550,987
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	588,300
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,147,575
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		7,756	6,767

			3,171,434

TOTAL CORPORATE BONDS (Cost $211,300,147)			$219,244,638

CAPITAL PREFERRED SECURITIES - 3.3%
Financials - 3.3%
BB&T Capital Trust IV (6.820% to
06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month
LIBOR + 2.108%)
06/12/2057		395,000	398,950
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		310,000	312,945
Cullen/Frost Capital Trust II
2.038%, 03/01/2034 (P)		826,000	653,528
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037		2,156,000	2,145,220
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		204,000	197,880
First Tennessee Capital II
6.300%, 04/15/2034		593,000	545,560

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		$1,335,000	$1,252,444
JPMorgan Chase Capital XXIII (1.261%
to 05/15/2047, then 3 month
LIBOR + 2.030%)
05/15/2047 (Q)		1,990,000	1,476,158
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		815,000	815,000
M&T Capital Trust II
8.277%, 06/01/2027		370,000	381,040
M&T Capital Trust III
9.250%, 02/01/2027		95,000	95,820
North Fork Capital Trust II
8.000%, 12/15/2027		385,000	388,850
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (P)(Q)		800,000	843,456
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047		1,895,000	1,800,250
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/15/2036 (Q)		920,000	914,940
The South Financial Group, Inc. (1.630%
to 12/15/2012, then 1 month
LIBOR + 1.320%)
09/15/2037		300,000	246,000
USB Capital IX
3.500%, 04/15/2017 (P)(Q)		1,036,000	798,632
Wachovia Capital Trust III
5.570%, 03/15/2021 (P)(Q)		1,500,000	1,417,500

			14,684,173

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,256,331)			$14,684,173

CONVERTIBLE BONDS - 1.6%
Consumer Discretionary - 0.7%
Ford Motor Company
4.250%, 11/15/2016		1,075,000	1,703,875
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		919,000	1,356,674

			3,060,549
Energy - 0.2%
Chesapeake Energy Corp.
2.250%, 12/15/2038		605,000	489,294
2.500%, 05/15/2037		260,000	239,525

			728,819
Financials - 0.4%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,179,438
Dundee International
5.500%, 07/31/2018	CAD	215,000	215,873
Transglobe Apartment
5.400%, 09/30/2018		275,000	277,357

			1,672,668

351

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Health Care - 0.0%
Teleflex, Inc.
3.875%, 08/01/2017	$95,000	$111,506
Industrials - 0.2%
United Continental Holdings, Inc.
4.500%, 06/30/2021	1,210,000	1,107,029
Information Technology - 0.1%
Electronic Arts, Inc.
0.750%, 07/15/2016 (S)	250,000	230,000

TOTAL CONVERTIBLE BONDS (Cost $6,629,290)		$6,910,571

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030	170,000	173,419

TOTAL MUNICIPAL BONDS (Cost $171,700)		$173,419

TERM LOANS (M) - 4.1%
Consumer Discretionary - 1.8%
Caesars Entertainment Operating
Company, Inc.
4.492%, 01/26/2018	1,850,000	1,608,216
CCM Merger, Inc.
7.000%, 03/01/2017	260,177	260,611
Clear Channel Communications, Inc.
3.891%, 01/28/2016	1,186,072	959,829
Hubbard Broadcasting, Inc.
8.750%, 04/30/2018	100,000	101,250
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	793,639	777,766
Las Vegas Sands LLC
2.750%, 11/23/2016	640,393	617,679
Michaels Stores, Inc.
2.823%, 10/31/2013	1,463,684	1,459,821
Mood Media Corp.
7.000%, 04/30/2018	436,700	425,783
10.250%, 10/31/2018	160,000	150,000
PRIMEDIA, Inc.
7.500%, 01/12/2018	1,637,625	1,449,298

		7,810,253
Consumer Staples - 0.1%
Revlon Consumer Products Corp.
4.753%, 11/17/2017	406,925	405,850
Financials - 0.0%
Realogy Corp.
3.247%, 10/10/2013	55,862	52,790
Health Care - 0.9%
Cardinal Health, Inc.
4.242%, 09/15/2016	1,523,948	1,502,994
- 09/15/2017 (T)	1,145,000	1,139,275
Community Health Systems, Inc.
2.628%, 07/25/2014	508,854	501,918
National Mentor Holdings, Inc.
7.000%, 02/09/2017	594,000	589,545

		3,733,732
Industrials - 0.5%
Bourland & Leverich Supply
Company LLC
11.250%, 08/13/2015	104,498	110,768
Travelport LLC
5.081%, 08/21/2015	399,835	363,849

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials (continued)
US Airways Group, Inc.
2.742%, 03/21/2014	$2,057,576	$1,890,501

		2,365,118
Information Technology - 0.1%
First Data Corp.
4.242%, 03/23/2018	593,821	540,655
7.000%, 03/24/2017	45,048	43,035

		583,690
Materials - 0.2%
Consolidated Container Company LLC
5.750%, 09/28/2014	1,100,000	1,039,500
Telecommunication Services - 0.5%
Intelsat Jackson Holdings SA
3.242%, 02/03/2014	700,000	686,438
5.250%, 04/02/2018	898,213	901,742
Unitek Global Services
9.000%, 04/16/2018	638,550	622,586

		2,210,766

TOTAL TERM LOANS (Cost $18,084,785)		$18,201,699

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Commercial & Residential - 4.3%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.723%, 04/25/2035 (P)	700,660	669,474
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.153%, 12/25/2046	12,749,805	748,312
American Tower Trust, Series 2007-1A,
Class C
5.615%, 04/15/2037 (S)	260,000	274,374
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2004-10,
Class 12A3
2.786%, 01/25/2035 (P)	788,750	691,086
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.592%, 01/25/2035 (P)	405,553	350,877
Series 2004-13, Class A1,
0.982%, 11/25/2034 (P)	1,058,106	999,144
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.754%, 02/25/2037 (P)	444,381	441,600
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.709%, 09/20/2046	11,112,608	726,662
Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.239%, 09/19/2044	4,928,564	270,337
Series 2005-AR2, Class X2 IO,
2.554%, 03/19/2045	9,256,826	578,552
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM
5.883%, 07/10/2038 (P)	90,000	93,671
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.664%, 09/25/2035 (P)	1,009,693	928,941

352

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	$13,181,535	$83,439
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	15,733,059	98,332
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	19,200,419	119,811
Series 2005-8, Class 1X IO,
2.272%, 09/19/2035	8,358,124	420,733
Series 2005-2, Class IX IO,
2.297%, 05/19/2035	3,745,283	208,962
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.759%, 10/25/2036	23,766,130	1,121,999
Series 2005-AR18, Class 1X IO,
2.099%, 10/25/2036	23,388,389	1,504,107
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB18,
Class A4
5.440%, 06/12/2047	640,000	711,396
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.267%, 01/12/2044 (P)	885,000	956,643
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	628,000	703,107
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.728%, 10/25/2034 (P)	586,743	472,977
Series 2004-9, Class 1A,
5.844%, 11/25/2034 (P)	2,243,579	2,176,992
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.533%, 12/25/2033 (P)	613,007	565,839
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.842%, 04/25/2045 (P)	3,294,446	381,306
Series 2005-AR13, Class B1,
0.842%, 10/25/2045 (P)	2,034,026	283,490
Series 2005-AR13, Class X IO,
1.493%, 10/25/2045	35,406,759	1,827,208
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.614%, 12/25/2034 (P)	733,942	719,840
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.,
Series K705, Class X1 IO
1.762%, 09/25/2018	3,837,000	358,665
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	826,724	104,537
Series 402, Class 3 IO,
4.000%, 11/25/2039	759,793	99,873
Series 406, Class 3 IO,
4.000%, 01/25/2041	750,211	119,466
Series 398, Class C3 IO,
4.500%, 05/25/2039	600,325	80,980
Series 402, Class 7 IO,
4.500%, 11/25/2039	908,155	123,596

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 4 IO,
4.500%, 03/25/2041	$1,280,014	$215,700
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,548,070	494,829
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,200,273	224,243

		1,821,889

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,972,683)		$20,951,100

ASSET BACKED SECURITIES - 0.5%
Aircraft Certificate Owner Trust,
Series 2003-1A, Class E
7.001%, 09/20/2022 (S)	305,000	279,075
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,695,000	1,735,384

TOTAL ASSET BACKED SECURITIES (Cost $1,987,749)		$2,014,459

COMMON STOCKS - 4.1%
Consumer Discretionary - 0.4%
Charter Communications, Inc., Class A (I)	26,089	$1,655,347
Greektown Superholdings, Inc. (I)	269	13,450
Vertis Holdings, Inc. (I)	8,371	0

		1,668,797
Energy - 0.1%
YPF SA, ADR	9,702	275,634
Financials - 0.8%
Apollo Investment Corp.	89,054	638,517
Ares Capital Corp.	31,253	510,987
Dundee International	11,025	111,748
MFA Financial, Inc.	144,160	1,076,875
Plum Creek Timber Company, Inc.	16,069	667,828
Weyerhaeuser Company	22,945	502,954

		3,508,909
Telecommunication Services - 0.5%
AT&T, Inc.	35,651	1,113,381
Verizon Communications, Inc.	29,129	1,113,602

		2,226,983
Utilities - 2.3%
Alliant Energy Corp.	27,024	1,170,680
Consolidated Edison, Inc.	18,634	1,088,598
DTE Energy Company	21,469	1,181,439
Entergy Corp.	16,465	1,106,448
FirstEnergy Corp.	24,538	1,118,687
NSTAR	24,138	1,173,831
OGE Energy Corp.	22,183	1,186,791
Progress Energy, Inc.	21,730	1,154,080
Xcel Energy, Inc.	43,256	1,144,986

		10,325,540

TOTAL COMMON STOCKS (Cost $16,490,970)		$18,005,863

PREFERRED SECURITIES - 4.0%
Consumer Discretionary - 0.3%
General Motors Company, Series B	24,832	1,039,219

353

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Greektown
Superholdings, Inc., Series A (I)	5,366	$437,436

		1,476,655
Financials - 3.2%
Citigroup Capital VIII, 6.950%	3,225	80,625
Citigroup Capital XV, 6.500%	17,450	428,921
Citigroup Capital XVI, 6.450%	25,775	626,333
Citigroup, Inc., 7.500%	25,530	2,643,121
Citizens Funding Trust I, 7.500%	7,000	182,350
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	778,813
First Tennessee Bank NA, 3.750% (S)	185	124,991
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	21,225	490,510
HSBC USA, Inc., 6.500%	10,000	250,300
MetLife, Inc., 5.000%	36,643	2,591,393
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,975	1,657,910
Wells Fargo & Company,
Series L, 7.500%	2,205	2,462,324
Wintrust Financial Corp., 5.000%	135	138,726
Zions Bancorporation, Series C, 9.500%	56,400	1,470,348
Zions Bancorporation, Series E, 11.000%	6,500	177,125

		14,103,790
Utilities - 0.5%
PPL Corp., 8.750%	42,715	2,295,931

TOTAL PREFERRED SECURITIES (Cost $18,168,635)		$17,876,376

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	10,613
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	2,685,000	0

		10,613

TOTAL ESCROW CERTIFICATES (Cost $187)		$10,613

OPTIONS PURCHASED - 0.1%
Call Options - 0.1%
Over the Counter Call USD vs. JPY
(Expiration Date: 01/24/2013; Strike
Price: $86 USD; Counterparty: Morgan
Stanley Company, Inc.) (I)	$13,000,000	$336,466
Put Options - 0.0%
Over the Counter Put AUD vs. USD
(Expiration Date: 09/11/2012; Strike
Price: $86 USD; Counterparty: Morgan
Stanley Company, Inc.) (I)	6,300,000	143,145
Over the Counter Put EUR vs. USD
(Expiration Date: 06/14/2012; Strike
Price: $1.27 USD; Counterparty: State
Street Bank & Trust) (I)	8,970,000	57,842

		200,987

TOTAL OPTIONS PURCHASED (Cost $449,441)		$537,453

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $364,967
on 04/02/2012, collateralized by
$330,000 Federal Home Loan
Mortgage Corp., 0.400% due
02/27/2014 (valued at $330,413,
including interest) and $41,700
U.S. Treasury Notes, 1.500% due
07/31/2016 (valued at $42,785,
including interest)	$364,967	$364,967

TOTAL SHORT-TERM INVESTMENTS (Cost $364,967)		$364,967

Total Investments (Strategic Income Opportunities Trust)
(Cost $413,178,649) - 97.5%		$432,491,649
Other assets and liabilities, net - 2.5%		10,986,195

TOTAL NET ASSETS - 100.0%		$443,477,844

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 68.8%
U.S. Government - 40.5%
U.S. Treasury Bonds
3.125%, 02/15/2042	$15,000,000	14,322,660
3.500%, 02/15/2039	740,000	766,131
3.750%, 08/15/2041	2,000,000	2,154,376
3.875%, 08/15/2040	5,000,000	5,510,940
4.250%, 05/15/2039 to 11/15/2040	9,000,000	10,564,690
4.375%, 02/15/2038 to 05/15/2041	19,347,000	23,168,186
4.500%, 05/15/2038	7,845,000	9,570,900
4.750%, 02/15/2041	8,000,000	10,160,000
5.250%, 02/15/2029	12,270,000	16,044,939
5.375%, 02/15/2031	880,000	1,181,675
6.250%, 08/15/2023	7,800,000	10,795,684
7.875%, 02/15/2021	2,300,000	3,412,984
8.125%, 08/15/2021	1,400,000	2,130,078
9.250%, 02/15/2016	2,150,000	2,849,591
U.S. Treasury Notes
0.125%, 08/31/2013 to 09/30/2013	10,000,000	9,975,858
0.250%, 10/31/2013 to 12/15/2014	47,500,000	47,406,768
0.375%, 07/31/2013 to 03/15/2015	35,000,000	34,891,410
0.500%, 10/15/2014	8,000,000	8,008,128
0.625%, 04/30/2013	7,000,000	7,028,987
0.750%, 08/15/2013	14,500,000	14,591,756
0.875%, 12/31/2016 to 01/31/2017	13,000,000	12,924,763
1.000%, 09/30/2016 to 03/31/2017	20,000,000	19,980,859
1.125%, 12/15/2012	23,500,000	23,653,291
1.250%, 08/31/2015	5,000,000	5,105,470
1.375%, 03/15/2013	5,000,000	5,054,100
1.375%, 02/28/2019 (L)	24,000,000	23,649,384
1.500%, 06/30/2016	20,000,000	20,526,560
1.750%, 01/31/2014 to 07/31/2015	30,320,000	31,254,496
1.875%, 02/28/2014 to 08/31/2017	18,290,000	18,863,150
2.000%, 11/30/2013 to 11/15/2021	26,295,000	26,083,641
2.125%, 11/30/2014 to 08/15/2021	19,900,000	20,585,077
2.250%, 11/30/2017	14,000,000	14,765,632
2.375%, 09/30/2014 to 02/28/2015	26,900,000	28,240,865
2.500%, 04/30/2015	8,800,000	9,319,746

354

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.625%, 12/31/2014 to 11/15/2020	$46,300,000	$49,042,748
2.750%, 10/31/2013 to 02/15/2019	39,930,000	42,004,484
3.000%, 09/30/2016	19,420,000	21,179,938
3.375%, 11/15/2019	2,100,000	2,343,470
3.500%, 05/15/2020	2,300,000	2,586,063
3.625%, 02/15/2020	22,100,000	25,055,875
3.750%, 11/15/2018	7,236,000	8,272,217
4.250%, 11/15/2017	9,300,000	10,822,150

		655,849,720
U.S. Government Agency - 28.3%
Federal Farm Credit Bank
3.875%, 10/07/2013	1,700,000	1,788,584
4.875%, 12/16/2015	1,800,000	2,057,751
Federal Home Loan Bank
3.875%, 06/14/2013	6,400,000	6,675,302
5.000%, 11/17/2017	9,090,000	10,885,030
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,550,000	1,645,686
3.194%, 02/01/2037 (P)	372,806	397,271
3.342%, 06/01/2041 (P)	4,681,861	4,860,853
3.500%, 12/01/2025	4,237,263	4,433,775
3.750%, 06/28/2013	8,000,000	8,350,280
4.000%, 02/01/2024 to 12/01/2040	13,317,727	13,962,289
4.125%, 09/27/2013	5,500,000	5,810,107
4.500%, 04/01/2025 to 07/01/2041	23,566,711	25,000,015
5.000%, 11/01/2022 to 03/01/2038	10,819,368	11,671,653
5.500%, 08/23/2017 to 01/01/2039	18,575,884	20,516,090
5.807%, 08/01/2037 (P)	566,389	598,461
6.000%, 06/01/2035 to 10/01/2038	11,610,251	12,813,336
6.500%, 08/01/2037 to 09/01/2038	2,059,342	2,294,294
6.750%, 09/15/2029	2,900,000	4,115,535
7.000%, 11/01/2037 to 10/01/2038	891,038	1,011,669
Federal National Mortgage Association
2.289%, 01/01/2035 (P)	1,285,414	1,354,805
2.443%, 04/01/2036 (P)	926,156	986,030
2.847%, 04/01/2036 (P)	216,391	230,591
3.000%, 01/01/2027	5,661,319	5,866,863
3.330%, 05/01/2036 (P)	345,741	360,413
3.500%, 12/01/2025 to 12/01/2040	10,753,951	11,183,281
3.875%, 07/12/2013	6,000,000	6,277,536
4.000%, TBA	5,000,000	5,242,307
4.000%, 03/01/2024 to 01/01/2042	38,118,849	40,136,449
4.375%, 10/15/2015	4,850,000	5,462,017
4.428%, 07/01/2034 (P)	926,062	971,161
4.500%, TBA	11,000,000	11,701,091
4.500%, 06/01/2018 to 03/01/2041	18,335,487	19,515,884
4.608%, 09/01/2037 (P)	910,338	970,079
5.000%, TBA	9,600,000	10,371,154
5.000%, 12/01/2018 to 12/01/2039	17,870,726	19,303,017
5.441%, 04/01/2037 (P)	973,666	1,034,600
5.500%, TBA	6,000,000	6,537,475
5.500%, 08/01/2017 to 11/01/2038	26,610,303	29,109,249
6.000%, 08/01/2023 to 10/01/2038	20,309,409	22,433,574
6.101%, 10/01/2037 (P)	829,927	889,061
6.500%, 03/01/2037 to 10/01/2038	6,786,353	7,589,745
7.000%, 10/01/2038	1,200,668	1,366,219
7.250%, 05/15/2030	2,600,000	3,888,196
Government National Mortgage Association
4.000%, 11/15/2026 to 06/15/2041	19,664,388	21,139,934
4.500%, TBA	7,180,000	7,812,633
4.500%, 06/15/2023 to 10/20/2040	31,844,375	34,691,440
5.000%, 10/15/2023 to 07/20/2040	21,333,329	23,597,961

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
5.500%, 08/15/2023 to 09/20/2039	$7,942,589	$8,844,586
6.000%, 07/20/2037 to 10/15/2038	4,864,507	5,470,220
6.500%, 09/20/2037 to 12/15/2038	1,338,640	1,520,449
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	669,611
4.500%, 04/01/2018	820,000	954,993
6.750%, 11/01/2025	1,035,000	1,433,772
The Financing Corp. 8.600%, 09/26/2019	525,000	755,077

		458,559,454

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,060,677,971)		$1,114,409,174

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Brazil - 0.2%
Federative Republic of Brazil
6.000%, 01/17/2017	890,000	1,054,650
7.125%, 01/20/2037	1,280,000	1,756,800

		2,811,450
Canada - 0.4%
Province of British Columbia
6.500%, 01/15/2026	390,000	536,815
Province of New Brunswick
5.200%, 02/21/2017	300,000	351,105
Province of Nova Scotia
5.125%, 01/26/2017	370,000	431,633
Province of Ontario
4.500%, 02/03/2015	3,180,000	3,501,924
Province of Quebec
7.500%, 07/15/2023 to 09/15/2029	920,000	1,324,060

		6,145,537
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020	450,000	483,750
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	1,350,000	1,468,125
Croatia - 0.0%
Republic of Croatia
6.375%, 03/24/2021 (S)	200,000	192,000
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	440,000	485,402
5.500%, 09/18/2023	380,000	475,584

		960,986
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	1,210,000	1,271,105
Japan - 0.1%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,130,000	1,169,377
Lithuania - 0.0%
Republic of Lithuania
5.125%, 09/14/2017 (S)	300,000	312,000
Mexico - 0.2%
Government of Mexico
5.950%, 03/19/2019	2,519,000	3,020,281

355

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.050%, 01/11/2040	$930,000	$1,120,650

		4,140,931
Panama - 0.0%
Republic of Panama
6.700%, 01/26/2036	510,000	670,650
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	318,500
7.125%, 03/30/2019	910,000	1,160,250

		1,478,750
Poland - 0.1%
Republic of Poland
6.375%, 07/15/2019	1,100,000	1,278,750
South Africa - 0.0%
Republic of South Africa
5.500%, 03/09/2020	640,000	713,600
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	934,189

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,219,874)		$24,031,200

CORPORATE BONDS - 16.6%
Consumer Discretionary - 1.1%
CBS Corp.
4.300%, 02/15/2021	300,000	314,342
Comcast Corp.
5.700%, 07/01/2019	460,000	540,182
6.500%, 01/15/2015 to 11/15/2035	825,000	970,129
DIRECTV Holdings LLC
6.375%, 03/01/2041	590,000	663,896
Discovery Communications LLC
5.625%, 08/15/2019	380,000	442,371
Family Dollar Stores, Inc.
5.000%, 02/01/2021	490,000	512,265
Grupo Televisa SAB
6.625%, 01/15/2040	330,000	371,576
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	479,680
Home Depot, Inc.
5.875%, 12/16/2036	420,000	501,737
Johnson Controls, Inc.
5.700%, 03/01/2041	300,000	335,177
Lowe’s Companies, Inc.
5.800%, 10/15/2036	270,000	314,535
6.100%, 09/15/2017	985,000	1,171,315
McDonald’s Corp.
3.625%, 05/20/2021	500,000	538,317
5.000%, 02/01/2019	328,000	381,987
NBCUniversal Media LLC
5.150%, 04/30/2020	450,000	509,142
News America, Inc.
5.650%, 08/15/2020	1,000,000	1,133,511
6.650%, 11/15/2037	525,000	610,267
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	500,000	534,211
Target Corp.
6.500%, 10/15/2037	500,000	645,069
The Walt Disney Company
5.625%, 09/15/2016	500,000	589,422

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Companies, Inc.
7.250%, 10/15/2017	$1,040,000	$1,282,964
7.570%, 02/01/2024	480,000	606,698
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,292,694
Time Warner, Inc.
7.625%, 04/15/2031	410,000	523,728
Toyota Motor Credit Corp.
3.400%, 09/15/2021	510,000	523,578
Viacom, Inc.
4.250%, 09/15/2015	220,000	237,890
4.500%, 03/01/2021	1,050,000	1,131,987
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	530,000	545,503

		17,704,173
Consumer Staples - 1.5%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	327,266
8.500%, 11/10/2013	465,000	519,560
9.950%, 11/10/2038	460,000	697,911
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	670,000	853,750
7.750%, 01/15/2019	450,000	586,895
Brown-Forman Corp.
2.500%, 01/15/2016	500,000	515,007
5.000%, 02/01/2014	450,000	483,896
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	300,000	366,375
Campbell Soup Company
4.500%, 02/15/2019	600,000	666,323
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	589,082
Clorox Company
5.950%, 10/15/2017	390,000	453,034
ConAgra Foods, Inc.
7.000%, 04/15/2019	300,000	353,210
9.750%, 03/01/2021	222,000	297,178
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	527,661
6.600%, 03/15/2019	370,000	456,280
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	437,973	553,519
Diageo Capital PLC
4.828%, 07/15/2020	717,000	817,914
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	1,000,000	1,039,008
Energizer Holdings Inc.
4.700%, 05/19/2021	500,000	519,804
General Mills, Inc.
5.650%, 02/15/2019	450,000	534,106
HJ Heinz Finance Company
7.125%, 08/01/2039 (S)	280,000	355,028
Kimberly-Clark Corp.
7.500%, 11/01/2018	330,000	441,849
Kraft Foods, Inc.
6.125%, 02/01/2018	650,000	779,810
6.750%, 02/19/2014	1,080,000	1,193,298
6.875%, 02/01/2038	280,000	350,691
PepsiCo, Inc.
4.000%, 03/05/2042	440,000	415,480
5.500%, 01/15/2040	430,000	504,307
Philip Morris International, Inc.
4.125%, 05/17/2021	520,000	562,345
6.875%, 03/17/2014	390,000	437,259

356

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc.
6.250%, 03/15/2014	$315,000	$346,603
6.350%, 08/15/2017	520,000	604,937
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	330,219
The Coca-Cola Company
3.150%, 11/15/2020	1,100,000	1,148,739
The Kroger Company
3.900%, 10/01/2015	220,000	239,495
6.400%, 08/15/2017	500,000	602,679
The Procter & Gamble Company
5.500%, 02/01/2034	760,000	925,633
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	1,050,000	1,075,297
6.200%, 04/15/2038	1,005,000	1,277,444
7.550%, 02/15/2030	590,000	856,077
Walgreen Company
5.250%, 01/15/2019	450,000	518,449

		24,123,418
Energy - 1.9%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	400,000	461,770
Apache Corp.
3.625%, 02/01/2021	500,000	527,115
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	2,102,548
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	536,026
DCP Midstream LLC
9.750%, 03/15/2019 (S)	475,000	606,895
Devon Financing Corp. ULC
7.875%, 09/30/2031	260,000	357,861
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	590,379
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	704,900
Encana Corp.
6.500%, 08/15/2034	530,000	562,749
Energy Transfer Partners LP
6.500%, 02/01/2042	460,000	483,353
6.700%, 07/01/2018	500,000	573,075
Ensco PLC
4.700%, 03/15/2021	590,000	636,307
Enterprise Products Operating LLC
4.850%, 08/15/2042	450,000	428,429
6.875%, 03/01/2033	250,000	300,676
EOG Resources, Inc.
4.100%, 02/01/2021	480,000	519,378
Halliburton Company
6.150%, 09/15/2019	720,000	877,162
Hess Corp.
8.125%, 02/15/2019	440,000	568,071
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	266,388
6.375%, 03/01/2041	590,000	645,711
6.500%, 09/01/2039	280,000	310,274
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	413,798
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	577,526
Nexen, Inc.
6.200%, 07/30/2019	780,000	904,951
Noble Holding International, Ltd.
6.050%, 03/01/2041	490,000	525,488

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Noble Holding International, Ltd. (continued)
7.375%, 03/15/2014	$370,000	$410,407
Occidental Petroleum Corp.
4.100%, 02/01/2021	500,000	546,691
ONEOK Partners LP
6.650%, 10/01/2036	363,000	418,047
Pemex Project Funding Master Trust
6.625%, 06/15/2035	450,000	513,000
Petro-Canada
5.950%, 05/15/2035	315,000	362,152
6.050%, 05/15/2018	500,000	596,071
Petrobras International Finance Company
5.375%, 01/27/2021	790,000	850,324
6.750%, 01/27/2041	710,000	821,068
8.375%, 12/10/2018	825,000	1,042,322
Petroleos Mexicanos
5.500%, 01/21/2021	500,000	551,250
Plains All American Pipeline LP
5.000%, 02/01/2021	1,000,000	1,097,621
Shell International Finance BV
6.375%, 12/15/2038	875,000	1,154,143
Southern Natural Gas Company
4.400%, 06/15/2021	500,000	514,040
Statoil ASA
1.800%, 11/23/2016	960,000	974,100
Talisman Energy, Inc.
7.750%, 06/01/2019	300,000	367,040
Texas Eastern Transmission LP
4.125%, 12/01/2020 (S)	500,000	526,055
6.000%, 09/15/2017 (S)	190,000	218,167
The Williams Companies, Inc.
7.875%, 09/01/2021	303,000	377,470
Tosco Corp.
8.125%, 02/15/2030	543,000	769,062
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	742,138
Transocean, Inc.
6.800%, 03/15/2038	630,000	702,649
Valero Energy Corp.
6.125%, 06/15/2017	475,000	546,484
7.500%, 04/15/2032	480,000	557,455
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	475,930
6.000%, 03/15/2018	355,000	401,518
Williams Partners LP
5.250%, 03/15/2020	610,000	672,236

		30,688,270
Financials - 6.2%
AEGON Funding Company LLC
5.750%, 12/15/2020	225,000	236,393
African Development Bank
6.875%, 10/15/2015	210,000	241,581
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	390,000	446,571
American Express Bank FSB
6.000%, 09/13/2017	925,000	1,082,227
American Express Company
8.125%, 05/20/2019	490,000	640,392
American International Group, Inc.
5.450%, 05/18/2017	900,000	967,319
6.250%, 05/01/2036	740,000	796,566
Asian Development Bank
0.875%, 06/10/2014	1,440,000	1,451,907
5.593%, 07/16/2018	680,000	825,740

357

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	$1,440,000	$1,486,800
Bank of America Corp.
5.000%, 05/13/2021	530,000	530,625
5.420%, 03/15/2017	99,000	101,204
5.875%, 01/05/2021	580,000	613,337
7.375%, 05/15/2014	750,000	814,083
Bank of Nova Scotia
2.900%, 03/29/2016	960,000	1,003,573
Barclays Bank PLC
5.125%, 01/08/2020	550,000	575,093
5.200%, 07/10/2014	330,000	349,713
BB&T Corp.
5.200%, 12/23/2015	450,000	499,203
5.700%, 04/30/2014	600,000	657,141
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	884,223
BNP Paribas
3.250%, 03/11/2015	950,000	959,122
Boston Properties LP
4.125%, 05/15/2021	480,000	492,539
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	733,409
Chubb Corp.
5.750%, 05/15/2018	435,000	526,282
Citigroup, Inc.
3.953%, 06/15/2016	1,550,000	1,592,557
5.875%, 02/22/2033 to 05/29/2037	1,945,000	1,875,301
6.125%, 11/21/2017	1,265,000	1,411,605
8.500%, 05/22/2019	460,000	566,967
CNA Financial Corp.
7.350%, 11/15/2019	440,000	513,479
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	1,000,000	1,029,450
Credit Suisse New York
5.500%, 05/01/2014	1,500,000	1,608,320
Credit Suisse USA, Inc.
4.875%, 01/15/2015	690,000	744,230
Deutsche Bank AG
3.250%, 01/11/2016	1,000,000	1,025,815
3.875%, 08/18/2014	850,000	888,100
4.875%, 05/20/2013	1,150,000	1,192,802
Discover Financial Services
10.250%, 07/15/2019	400,000	524,977
ERP Operating LP
5.750%, 06/15/2017	591,000	673,940
European Investment Bank
2.375%, 03/14/2014	1,410,000	1,454,366
4.625%, 05/15/2014 to 10/20/2015	3,169,000	3,450,571
4.875%, 01/17/2017	1,675,000	1,928,124
Fifth Third Bancorp
3.625%, 01/25/2016	500,000	526,499
5.450%, 01/15/2017	590,000	649,840
First Horizon National Corp.
5.375%, 12/15/2015	500,000	531,222
General Electric Capital Corp.
5.625%, 09/15/2017	1,735,000	2,019,379
6.000%, 08/07/2019	350,000	408,592
6.875%, 01/10/2039	950,000	1,169,857
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	221,004
HCP, Inc.
5.375%, 02/01/2021	500,000	538,601

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc.
4.950%, 01/15/2021	$480,000	$491,190
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	449,607
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	1,012,881
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	448,092
International American Development Bank
2.250%, 07/15/2015	1,650,000	1,727,265
7.000%, 06/15/2025	265,000	362,749
International Bank for Reconstruction
& Development
0.500%, 11/26/2013	800,000	803,261
2.375%, 05/26/2015	2,700,000	2,843,637
International Finance Corp.
3.000%, 04/22/2014	1,220,000	1,283,101
Jefferies Group, Inc.
5.125%, 04/13/2018	530,000	514,100
JPMorgan Chase & Company
4.750%, 05/01/2013	2,220,000	2,311,901
Kemper Corp.
6.000%, 11/30/2015	960,000	1,012,740
KeyCorp
3.750%, 08/13/2015	450,000	475,657
5.100%, 03/24/2021	500,000	550,900
Kreditanstalt fuer Wiederaufbau
2.625%, 01/25/2022	1,590,000	1,575,280
5.125%, 03/14/2016	2,635,000	3,037,436
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	1,265,000	1,474,628
Lincoln National Corp.
7.000%, 06/15/2040	300,000	351,337
MBNA Corp.
5.000%, 06/15/2015	600,000	621,341
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	1,135,000	1,187,310
6.875%, 04/25/2018	397,000	441,235
7.750%, 05/14/2038	655,000	713,128
MetLife, Inc.
6.750%, 06/01/2016	300,000	356,353
6.817%, 08/15/2018	1,150,000	1,408,725
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	500,000	517,974
Morgan Stanley
5.950%, 12/28/2017	865,000	890,382
6.625%, 04/01/2018	993,000	1,045,385
7.300%, 05/13/2019	1,340,000	1,441,655
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	360,000	521,983
Nomura Holdings, Inc.
4.125%, 01/19/2016	990,000	997,838
Northern Trust Corp.
3.450%, 11/04/2020	480,000	491,729
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	543,812
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	571,093
Plum Creek Timberlands LP
4.700%, 03/15/2021	300,000	303,204
PNC Funding Corp.
5.625%, 02/01/2017	450,000	502,096
6.700%, 06/10/2019	460,000	559,501

358

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP
7.625%, 08/15/2014	$940,000	$1,045,695
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	231,661
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,166,522
5.375%, 06/21/2020	440,000	492,661
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	530,000	550,769
Royal Bank of Canada
2.100%, 07/29/2013	1,190,000	1,213,863
Simon Property Group LP
5.650%, 02/01/2020	650,000	743,802
5.875%, 03/01/2017	245,000	282,757
SLM Corp.
8.000%, 03/25/2020	600,000	648,000
Societe Generale SA
3.500%, 01/15/2016 (S)	620,000	605,433
SunTrust Banks, Inc.
6.000%, 09/11/2017	450,000	505,548
The Allstate Corp.
5.950%, 04/01/2036	455,000	517,503
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	300,000	307,560
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	1,060,000	1,134,887
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,240,000	1,288,925
The Travelers Companies, Inc.
5.900%, 06/02/2019	460,000	556,812
6.250%, 06/20/2016	370,000	432,751
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	450,000	469,830
UBS AG
5.750%, 04/25/2018	1,525,000	1,669,257
Union Bank NA
5.950%, 05/11/2016	500,000	545,880
US Bancorp
2.450%, 07/27/2015	440,000	454,095
Ventas Realty LP
3.125%, 11/30/2015	300,000	307,754
Vornado Realty LP
4.250%, 04/01/2015	430,000	450,851
Wachovia Bank NA
4.875%, 02/01/2015	1,100,000	1,185,595
WEA Finance LLC
7.500%, 06/02/2014 (S)	900,000	993,812
Wells Fargo & Company
3.750%, 10/01/2014	920,000	974,340
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,718,984
Westpac Banking Corp.
3.000%, 12/09/2015	740,000	767,561
XLIT Group, Ltd.
5.750%, 10/01/2021	510,000	555,802
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	505,404

		99,625,461
Health Care - 1.0%
Abbott Laboratories
4.125%, 05/27/2020	440,000	491,606
4.350%, 03/15/2014	540,000	579,011
Aetna, Inc.
3.950%, 09/01/2020	450,000	474,597

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Aetna, Inc. (continued)
6.000%, 06/15/2016	$450,000	$519,807
Amgen, Inc.
5.150%, 11/15/2041	960,000	960,811
AstraZeneca PLC
5.900%, 09/15/2017	465,000	557,183
Baxter International, Inc.
5.900%, 09/01/2016	525,000	623,743
Becton, Dickinson and Company
3.250%, 11/12/2020	480,000	497,413
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	370,791
Cigna Corp.
4.000%, 02/15/2022	460,000	467,981
Covidien International Finance SA
6.000%, 10/15/2017	500,000	599,666
Eli Lilly & Company
7.125%, 06/01/2025	340,000	455,219
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	329,773
Gilead Sciences, Inc.
4.500%, 04/01/2021	530,000	561,222
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	310,000	408,321
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	500,439
Johnson & Johnson
2.150%, 05/15/2016	530,000	551,733
5.850%, 07/15/2038	365,000	470,359
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	550,000	585,001
Life Technologies Corp.
5.000%, 01/15/2021	490,000	530,366
McKesson Corp.
4.750%, 03/01/2021	300,000	338,939
Medtronic, Inc.
5.600%, 03/15/2019	315,000	373,121
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	410,202
5.750%, 11/15/2036	700,000	862,466
Pharmacia Corp.
6.500%, 12/01/2018	450,000	560,476
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	150,187
St. Jude Medical, Inc.
4.875%, 07/15/2019	230,000	258,600
UnitedHealth Group, Inc.
5.800%, 03/15/2036	510,000	584,973
WellPoint, Inc.
6.375%, 06/15/2037	170,000	207,062
7.000%, 02/15/2019	500,000	620,651
Wyeth
6.000%, 02/15/2036	600,000	749,774

		15,651,493
Industrials - 1.1%
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	684,977
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	370,000	413,685
7.000%, 02/01/2014	525,000	583,013
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	482,170
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	615,525

359

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar, Inc.
7.900%, 12/15/2018	$1,010,000	$1,362,363
CSX Corp.
3.700%, 10/30/2020	530,000	546,787
6.250%, 04/01/2015	625,000	720,351
7.375%, 02/01/2019	450,000	565,191
Emerson Electric Company
4.875%, 10/15/2019	340,000	390,759
Fluor Corp.
3.375%, 09/15/2021	510,000	512,129
GATX Corp.
4.750%, 05/15/2015	330,000	353,578
General Dynamics Corp.
5.250%, 02/01/2014	395,000	428,421
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	471,269
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	549,529
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	616,516
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	309,662
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	572,000	683,784
Norfolk Southern Corp.
4.837%, 10/01/2041 (S)	480,000	493,231
Northrop Grumman Corp.
3.500%, 03/15/2021	1,200,000	1,232,227
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	263,303
Snap-On, Inc.
6.125%, 09/01/2021	470,000	553,991
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	631,845
Tyco Electronics Group SA
6.550%, 10/01/2017	600,000	710,206
Tyco International Finance SA
8.500%, 01/15/2019	320,000	414,617
Union Pacific Corp.
4.000%, 02/01/2021	440,000	466,410
6.625%, 02/01/2029	390,000	488,939
United Parcel Service, Inc.
6.200%, 01/15/2038	520,000	674,549
United Technologies Corp.
6.125%, 02/01/2019	1,310,000	1,608,700
Waste Management, Inc.
7.375%, 03/11/2019	615,000	768,281

		18,596,008
Information Technology - 0.6%
Cisco Systems, Inc.
5.900%, 02/15/2039	830,000	1,005,021
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	649,500
Dell, Inc.
5.875%, 06/15/2019	300,000	356,021
eBay, Inc.
3.250%, 10/15/2020	470,000	477,772
Google, Inc.
3.625%, 05/19/2021	530,000	575,078
Hewlett-Packard Company
2.125%, 09/13/2015	450,000	453,565
3.750%, 12/01/2020	480,000	477,769
4.750%, 06/02/2014	475,000	508,097

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
International Business Machines Corp.
2.000%, 01/05/2016	$650,000	$667,162
5.600%, 11/30/2039	385,000	469,479
Microsoft Corp.
2.950%, 06/01/2014	660,000	695,662
Motorola Solutions, Inc.
6.000%, 11/15/2017	340,000	393,525
Oracle Corp.
5.750%, 04/15/2018	570,000	692,775
6.125%, 07/08/2039	580,000	717,205
SAIC, Inc.
4.450%, 12/01/2020	500,000	526,772
The Western Union Company
3.650%, 08/22/2018	1,020,000	1,090,221
Xerox Corp.
5.650%, 05/15/2013	500,000	523,215

		10,278,839
Materials - 0.8%
Agrium, Inc.
6.750%, 01/15/2019	490,000	587,871
Alcoa, Inc.
6.750%, 07/15/2018	485,000	552,700
Anglo American Capital PLC
9.375%, 04/08/2019 (S)	600,000	788,151
ArcelorMittal
6.125%, 06/01/2018	620,000	651,272
6.750%, 03/01/2041	320,000	299,113
Barrick North America Finance LLC
4.400%, 05/30/2021	500,000	526,832
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	600,000	743,821
6.750%, 11/01/2013	159,000	173,929
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	530,000	548,806
CRH America, Inc.
8.125%, 07/15/2018	330,000	390,286
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	1,410,000	1,514,394
International Paper Company
8.700%, 06/15/2038	500,000	675,946
Newmont Mining Corp.
4.875%, 03/15/2042	440,000	408,084
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	300,000	358,734
PPG Industries, Inc.
3.600%, 11/15/2020	480,000	498,636
Praxair, Inc.
2.450%, 02/15/2022	470,000	451,840
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	440,000	437,624
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	500,000	526,569
Teck Resources, Ltd.
6.250%, 07/15/2041	440,000	475,940
The Dow Chemical Company
5.700%, 05/15/2018	230,000	266,156
5.900%, 02/15/2015	350,000	393,993
9.400%, 05/15/2039	250,000	383,408
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	921,747
6.875%, 11/10/2039	520,000	605,720

		13,181,572

360

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 1.1%
America Movil SAB de CV
5.000%, 03/30/2020	$1,368,000	$1,520,704
American Tower Corp.
4.500%, 01/15/2018	490,000	514,712
AT&T Corp.
8.000%, 11/15/2031	13,000	18,218
AT&T, Inc.
5.350%, 09/01/2040	1,035,000	1,097,080
6.300%, 01/15/2038	1,150,000	1,347,713
6.700%, 11/15/2013	685,000	749,297
BellSouth Corp.
6.875%, 10/15/2031	735,000	883,443
British Telecommunications PLC
9.625%, 12/15/2030	250,000	367,032
CenturyLink, Inc.
7.650%, 03/15/2042	440,000	412,458
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	810,337
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	994,314
Qwest Corp.
8.375%, 05/01/2016	510,000	609,303
Telecom Italia Capital SA
7.721%, 06/04/2038	450,000	438,750
Telefonica Emisiones SAU
7.045%, 06/20/2036	450,000	441,285
Telefonica Europe BV
8.250%, 09/15/2030	500,000	544,277
Verizon Communications, Inc.
4.600%, 04/01/2021	1,070,000	1,186,863
6.900%, 04/15/2038	1,795,000	2,284,111
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	517,986
8.500%, 11/15/2018	380,000	521,609
Vodafone Group PLC
4.375%, 03/16/2021	1,070,000	1,176,514
5.375%, 01/30/2015	795,000	886,679
5.450%, 06/10/2019	480,000	565,889

		17,888,574
Utilities - 1.3%
Ameren Illinois Company
6.250%, 04/01/2018	600,000	703,447
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	319,000	339,865
Consolidated Edison Company of
New York, Inc.
6.650%, 04/01/2019	930,000	1,164,443
7.125%, 12/01/2018	390,000	504,786
Constellation Energy Group, Inc.
5.150%, 12/01/2020	490,000	539,419
Dominion Resources, Inc.
5.200%, 08/15/2019	710,000	813,855
DTE Energy Company
6.350%, 06/01/2016	330,000	380,193
Duke Energy Carolinas LLC
6.000%, 01/15/2038	300,000	375,488
7.000%, 11/15/2018	390,000	499,730
Entergy Corp.
5.125%, 09/15/2020	470,000	473,253
Exelon Generation Company LLC
4.000%, 10/01/2020	1,000,000	1,027,344
6.250%, 10/01/2039	220,000	256,675
FirstEnergy Corp.
7.375%, 11/15/2031	450,000	552,672

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Florida Power & Light Company
5.650%, 02/01/2037	$460,000	$553,049
Georgia Power Company
5.950%, 02/01/2039	455,000	551,959
Hydro Quebec
8.400%, 01/15/2022	150,000	211,671
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	786,001
KeySpan Corp.
8.000%, 11/15/2030	455,000	601,544
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	802,516
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	395,000	474,846
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	591,738
Oglethorpe Power Corp.
5.375%, 11/01/2040	480,000	537,648
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	260,000	329,211
Pacific Gas & Electric Company
6.050%, 03/01/2034	390,000	472,779
6.250%, 12/01/2013	620,000	675,417
PacifiCorp
6.000%, 01/15/2039	450,000	554,087
Peco Energy Company
5.000%, 10/01/2014	600,000	655,513
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	487,490
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	530,000	571,469
Progress Energy, Inc.
4.400%, 01/15/2021	490,000	534,563
7.050%, 03/15/2019	600,000	741,891
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	568,769
San Diego Gas & Electric Company
6.125%, 09/15/2037	272,000	350,134
Southern Company
2.375%, 09/15/2015	790,000	818,373
Southwestern Public Service Company
8.750%, 12/01/2018	355,000	475,608
Virginia Electric and Power Company
8.875%, 11/15/2038	240,000	381,292
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	397,429

		20,756,167

TOTAL CORPORATE BONDS (Cost $244,031,476)		$268,493,975

Municipal Bonds - 0.6%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	450,000	591,219
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	358,836
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	534,653
Metropolitan Washington Airports Authority
(District of Columbia) 7.462%, 10/01/2046	240,000	266,695
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	505,139
New Jersey State Turnpike Authority
7.102%, 01/01/2041	790,000	1,085,918
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	546,615

361

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Municipal Bonds (continued)
New York State Urban Development Corp.
5.770%, 03/15/2039	$440,000	$515,891
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	454,460
State of California 7.300%, 10/01/2039	590,000	738,680
State of Illinois
5.100%, 06/01/2033	1,170,000	1,107,803
7.350%, 07/01/2035	420,000	491,106
State of Texas 5.517%, 04/01/2039	380,000	469,585
State of Utah
3.539%, 07/01/2025	560,000	594,681
4.554%, 07/01/2024	220,000	252,879
State of Washington 5.481%, 08/01/2039	220,000	264,735
Texas Transportation Commission
5.178%, 04/01/2030	450,000	525,168
University of California 5.770%, 05/15/2043	500,000	587,905

TOTAL MUNICIPAL BONDS (Cost $8,671,449)		$9,891,968

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Commercial & Residential - 2.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	924,753
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	212,739
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	654,401
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,458,943
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class AM,
5.452%, 03/11/2039 (P)	200,000	216,447
Series 2006-PW12, Class A4,
5.719%, 09/11/2038 (P)	745,000	845,528
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.726%, 03/15/2049 (P)	759	759
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.324%, 01/15/2046 (P)	1,310,000	1,448,994
Series 2006-CD2, Class AM,
5.371%, 01/15/2046 (P)	200,000	207,736
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,894,544
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	407,108
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	518,104	527,984
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,930,935
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,956,593
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.787%, 08/10/2045 (P)	2,550,000	2,829,118
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,236,201

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	$1,170,000	$1,247,627
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,025,171
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	463,816	479,767
Series 2005-LDP5, Class A4,
5.205%, 12/15/2044 (P)	860,000	959,186
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	519,375
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	214,136
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.937%, 07/15/2044 (P)	1,290,000	1,468,772
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,317,364
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,400,000	1,547,678
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	523,932
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.929%, 08/12/2049 (P)	2,172,089	2,322,200
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	1,890,000	1,987,545
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	1,770,000	2,000,498
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,330,605
Series 2007-T27, Class A4,
5.640%, 06/11/2042 (P)	3,580,000	4,114,702
Series 2006-T23, Class A2,
5.744%, 08/12/2041 (P)	260,581	264,303
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	750,000	816,905

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $35,242,054)		$42,892,549

ASSET BACKED SECURITIES - 0.1%
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	885,000	920,261
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF2 5.501%, 12/25/2036	74,504	47,923
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	325,489	327,050

TOTAL ASSET BACKED SECURITIES (Cost $1,345,970)		$1,295,234

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,606,860	$16,082,414

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,082,254)		$16,082,414

362

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	36,693,035	36,693,035

TOTAL SHORT-TERM INVESTMENTS (Cost $36,693,035)		$36,693,035

Total Investments (Total Bond Market Trust A)
(Cost $1,424,964,083) - 93.4%		$1,513,789,549
Other assets and liabilities, net - 6.6%		106,713,453

TOTAL NET ASSETS - 100.0%		$1,620,503,002

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.7%
U.S. Government - 31.9%
U.S. Treasury Bonds
3.125%, 02/15/2042	$160,000	152,775
3.750%, 08/15/2041	1,100,000	1,184,907
3.875%, 08/15/2040	1,100,000	1,212,407
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,244,135
4.375%, 02/15/2038 to 05/15/2041	805,000	963,795
4.625%, 02/15/2040	1,400,000	1,742,563
7.500%, 11/15/2016	1,270,000	1,644,947
7.875%, 02/15/2021	1,100,000	1,632,297
8.750%, 08/15/2020	1,400,000	2,151,516
9.250%, 02/15/2016	3,550,000	4,705,138
11.250%, 02/15/2015	2,010,000	2,622,423
U.S. Treasury Notes
0.125%, 08/31/2013 to 12/31/2013	1,550,000	1,544,974
0.250%, 10/31/2013 to 01/31/2014	4,100,000	4,094,540
0.375%, 07/31/2013	700,000	700,875
0.750%, 09/15/2013	400,000	402,656
1.000%, 10/31/2016	550,000	551,203
1.500%, 12/31/2013	500,000	510,215
1.750%, 01/31/2014	1,760,000	1,805,306
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,411,771
2.000%, 11/30/2013 to 02/15/2022	5,500,000	5,537,654
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,612,687
2.625%, 11/15/2020	2,500,000	2,627,735
3.000%, 02/28/2017	3,300,000	3,610,665
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,406,891
3.250%, 06/30/2016	3,650,000	4,011,576

		51,085,651
U.S. Government Agency - 33.8%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	315,632
4.875%, 12/16/2015	300,000	342,959
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,376,781
5.500%, 07/15/2036	190,000	237,672
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	330,000	350,372
3.194%, 02/01/2037 (P)	372,806	397,271
3.500%, 12/01/2025	919,241	961,873
4.000%, 02/01/2024 to 09/01/2040	1,962,314	2,054,811
4.500%, 05/01/2024 to 07/01/2041	1,728,394	1,837,381
5.000%, 06/01/2023 to 10/01/2040	1,546,089	1,676,679
5.500%, 08/23/2017 to 01/01/2038	1,447,774	1,643,213
5.807%, 08/01/2037 (P)	566,389	598,461

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.000%, 06/01/2022 to 01/01/2038	$284,009	$313,009
6.250%, 07/15/2032	450,000	621,716
6.500%, 07/01/2016 to 09/01/2038	439,669	489,167
7.000%, 02/01/2016 to 04/01/2032	77,430	88,047
7.500%, 02/01/2016 to 03/01/2032	35,519	41,510
8.000%, 02/01/2030	5,387	6,399
Federal National Mortgage Association
2.289%, 01/01/2035 (P)	1,324,366	1,395,859
2.847%, 04/01/2036 (P)	194,751	207,532
3.000%, 01/01/2027	492,289	510,162
3.500%, 12/01/2040	500,192	514,097
4.000%, 08/01/2020 to 01/01/2042	3,006,278	3,156,200
4.500%, 12/01/2020 to 02/01/2041	5,206,802	5,548,672
4.940%, 04/01/2037 (P)	1,506,864	1,601,166
5.000%, 07/01/2020 to 04/01/2039	4,826,711	5,230,705
5.500%, 08/01/2021 to 09/01/2036	5,883,781	6,443,975
6.000%, 10/01/2013 to 08/01/2038	3,010,639	3,338,056
6.500%, 02/01/2015 to 02/01/2036	965,122	1,080,405
7.000%, 12/01/2012 to 10/01/2032	149,947	170,306
7.125%, 01/15/2030	209,000	308,099
7.250%, 05/15/2030	450,000	672,957
7.500%, 10/01/2015 to 08/01/2031	65,159	76,515
8.000%, 08/01/2030 to 09/01/2031	21,175	25,285
8.500%, 09/01/2030	2,951	3,561
Government National Mortgage Association
4.000%, 11/15/2026 to 10/15/2040	1,733,555	1,864,271
4.500%, 05/15/2019 to 10/20/2040	2,472,057	2,695,267
5.000%, 05/15/2018 to 07/20/2040	1,239,532	1,368,101
5.500%, 11/15/2032 to 01/15/2039	1,747,386	1,949,029
6.000%, 04/15/2017 to 10/15/2038	1,282,582	1,444,192
6.500%, 01/15/2016 to 12/15/2038	347,419	395,951
7.000%, 08/15/2029 to 05/15/2032	116,588	133,991
7.500%, 08/15/2029 to 01/15/2031	35,692	41,933
8.000%, 04/15/2031	9,488	11,327
8.500%, 09/15/2030	6,353	7,626
9.000%, 01/15/2031	3,767	4,573
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	111,602
6.750%, 11/01/2025	260,000	360,175
The Financing Corp. 8.600%, 09/26/2019	150,000	215,736

		54,240,279

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $97,551,223)		$105,325,930

FOREIGN GOVERNMENT
OBLIGATIONS - 2.6%
Brazil - 0.4%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	125,580
6.000%, 01/17/2017	410,000	485,850
7.125%, 01/20/2037	50,000	68,625

		680,055
Canada - 1.0%
Export Development Canada
3.500%, 05/16/2013	95,000	98,347
Province of British Columbia
6.500%, 01/15/2026	100,000	137,645
Province of Manitoba
9.625%, 12/01/2018	300,000	422,341
Province of New Brunswick
5.200%, 02/21/2017	80,000	93,628

363

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Nova Scotia
5.125%, 01/26/2017	$85,000	$99,159
Province of Ontario
4.500%, 02/03/2015	350,000	385,432
Province of Quebec
7.125%, 02/09/2024	150,000	201,954
7.500%, 07/15/2023	100,000	138,164

		1,576,670
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020	60,000	64,500
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	150,000	163,125
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	90,000	99,287
5.500%, 09/18/2023	75,000	93,865

		193,152
Italy - 0.2%
Republic of Italy
6.875%, 09/27/2023	300,000	315,150
Japan - 0.1%
Japan Bank for International Cooperation
2.250%, 07/13/2016	120,000	124,182
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	497,585
Panama - 0.0%
Republic of Panama
6.700%, 01/26/2036	60,000	78,900
Peru - 0.1%
Republic of Peru
7.125%, 03/30/2019	120,000	153,000
Poland - 0.1%
Republic of Poland
6.375%, 07/15/2019	110,000	127,875
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	100,000	111,500
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	136,455

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,811,888)		$4,222,149

CORPORATE BONDS - 22.4%
Consumer Discretionary - 1.6%
CBS Corp.
8.875%, 05/15/2019	80,000	105,077
Comcast Corp.
5.700%, 07/01/2019	80,000	93,945
DIRECTV Holdings LLC
5.150%, 03/15/2042 (S)	50,000	48,556
6.375%, 03/01/2041	60,000	67,515
7.625%, 05/15/2016	140,000	146,650
Discovery Communications LLC
5.625%, 08/15/2019	60,000	69,848

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Family Dollar Stores, Inc.
5.000%, 02/01/2021	$55,000	$57,499
Grupo Televisa SAB
6.625%, 01/15/2040	40,000	45,039
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	65,411
Home Depot, Inc.
5.875%, 12/16/2036	70,000	83,623
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	214,047
McDonald’s Corp.
5.000%, 02/01/2019	50,000	58,230
News America, Inc.
6.650%, 11/15/2037	175,000	203,422
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	53,421
Target Corp.
6.500%, 10/15/2037	100,000	129,014
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	135,466
The Walt Disney Company
5.625%, 09/15/2016	90,000	106,096
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	62,310
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	123,362
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	266,535
Time Warner, Inc.
7.625%, 04/15/2031	75,000	95,804
Toyota Motor Credit Corp.
3.400%, 09/15/2021	60,000	61,597
Viacom, Inc.
4.250%, 09/15/2015	40,000	43,253
4.500%, 03/01/2021	120,000	129,370
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	61,755

		2,526,845
Consumer Staples - 2.2%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	89,387
9.250%, 08/06/2019	160,000	215,096
9.950%, 11/10/2038	50,000	75,860
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	152,910
7.750%, 01/15/2019	105,000	136,942
Bottling Group LLC
5.125%, 01/15/2019	105,000	122,638
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	51,501
5.000%, 02/01/2014	105,000	112,909
Clorox Company
5.950%, 10/15/2017	95,000	110,354
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	70,744
9.750%, 03/01/2021	63,000	84,334
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	64,439
6.125%, 08/15/2016	105,000	123,121
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	95,211	120,330
Diageo Capital PLC
4.828%, 07/15/2020	95,000	108,371

364

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
General Mills, Inc.
5.650%, 02/15/2019	$85,000	$100,887
Kellogg Company
4.150%, 11/15/2019	30,000	32,283
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	107,115
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	107,974
6.750%, 02/19/2014	85,000	93,917
6.875%, 02/01/2038	40,000	50,099
PepsiCo, Inc.
4.000%, 03/05/2042	50,000	47,214
5.500%, 01/15/2040	60,000	70,368
Philip Morris International, Inc.
4.125%, 05/17/2021	60,000	64,886
6.875%, 03/17/2014	90,000	100,906
Safeway, Inc.
6.350%, 08/15/2017	135,000	157,051
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	95,870
The Coca-Cola Company
3.150%, 11/15/2020	60,000	62,658
The Kroger Company
3.900%, 10/01/2015	40,000	43,545
6.400%, 08/15/2017	100,000	120,536
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	60,897
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	111,177
6.200%, 04/15/2038	125,000	158,886
7.550%, 02/15/2030	110,000	159,608
Walgreen Company
5.250%, 01/15/2019	105,000	120,971

		3,505,784
Energy - 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	92,354
Apache Corp.
6.000%, 09/15/2013	75,000	80,802
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	85,484
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	85,277
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	47,638
Chevron Corp.
4.950%, 03/03/2019	90,000	106,279
ConocoPhillips
5.750%, 02/01/2019	100,000	121,651
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	100,642
9.750%, 03/15/2019 (S)	95,000	121,379
Devon Financing Corp. ULC
7.875%, 09/30/2031	40,000	55,056
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	166,250
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	52,538
Ensco PLC
4.700%, 03/15/2021	60,000	64,709
Enterprise Products Operating LLC
4.850%, 08/15/2042	50,000	47,603
9.750%, 01/31/2014	60,000	68,848

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
EOG Resources, Inc.
4.100%, 02/01/2021	$60,000	$64,922
Hess Corp.
8.125%, 02/15/2019	60,000	77,464
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	65,666
6.500%, 09/01/2039	40,000	44,325
9.000%, 02/01/2019	60,000	76,836
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	134,756
Nexen, Inc.
6.200%, 07/30/2019	120,000	139,223
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	53,621
7.375%, 03/15/2014	100,000	110,921
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	54,669
ONEOK Partners LP
6.650%, 10/01/2036	85,000	97,890
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	293,800
Petro-Canada
5.950%, 05/15/2035	70,000	80,478
6.050%, 05/15/2018	125,000	149,018
Petrobras International Finance Company
6.750%, 01/27/2041	80,000	92,515
8.375%, 12/10/2018	90,000	113,708
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	77,175
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	78,128
Shell International Finance BV
6.375%, 12/15/2038	90,000	118,712
Statoil ASA
1.800%, 11/23/2016	100,000	101,469
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	58,966
6.250%, 02/01/2038	110,000	120,264
The Williams Companies, Inc.
7.875%, 09/01/2021	37,000	46,094
Tosco Corp.
8.125%, 02/15/2030	110,000	155,795
Total Capital SA
3.125%, 10/02/2015	40,000	41,820
4.125%, 01/28/2021	40,000	42,527
4.250%, 12/15/2021	60,000	64,473
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	100,130
Valero Energy Corp.
6.125%, 06/15/2017	100,000	115,049
7.500%, 04/15/2032	30,000	34,841
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	132,818
Williams Partners LP
5.250%, 03/15/2020	90,000	99,182

		4,333,765
Financials - 7.4%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	52,532
African Development Bank
6.875%, 10/15/2015	35,000	40,264
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	115,000	131,681

365

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Company
8.125%, 05/20/2019	$50,000	$65,346
American Express Credit Corp.
7.300%, 08/20/2013	100,000	108,205
American International Group, Inc.
5.450%, 05/18/2017	120,000	128,976
6.250%, 05/01/2036	60,000	64,586
Asian Development Bank
5.593%, 07/16/2018	250,000	303,581
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	200,000	206,500
Bank of America Corp.
5.000%, 05/13/2021	50,000	50,059
5.875%, 01/05/2021	60,000	63,449
6.500%, 08/01/2016	80,000	87,942
Bank of Nova Scotia
2.900%, 03/29/2016	100,000	104,539
Barclays Bank PLC
5.125%, 01/08/2020	100,000	104,562
BB&T Corp.
5.200%, 12/23/2015	105,000	116,481
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,773
5.400%, 05/15/2018	105,000	124,008
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	127,839
BNP Paribas
3.250%, 03/11/2015	120,000	121,152
Boston Properties LP
4.125%, 05/15/2021	60,000	61,567
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	64,283
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	47,110
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	121,757
Chubb Corp.
5.750%, 05/15/2018	50,000	60,492
Citigroup, Inc.
5.875%, 02/22/2033	220,000	205,961
8.500%, 05/22/2019	80,000	98,603
CNA Financial Corp.
7.350%, 11/15/2019	60,000	70,020
Credit Suisse USA, Inc.
4.875%, 01/15/2015	125,000	134,824
Deutsche Bank AG
3.875%, 08/18/2014	130,000	135,827
4.875%, 05/20/2013	110,000	114,094
Discover Financial Services
10.250%, 07/15/2019	120,000	157,493
European Bank For Reconstruction &
Development
1.625%, 09/03/2015	70,000	71,360
European Investment Bank
2.375%, 03/14/2014	210,000	216,608
2.875%, 09/15/2020	200,000	204,100
4.625%, 05/15/2014 to 10/20/2015	305,000	335,389
4.875%, 01/17/2017	200,000	230,224
First Horizon National Corp.
5.375%, 12/15/2015	50,000	53,122
General Electric Capital Corp.
6.000%, 08/07/2019	60,000	70,044
6.750%, 03/15/2032	230,000	274,118
6.875%, 01/10/2039	105,000	129,300

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	$50,000	$48,044
Health Care REIT, Inc.
4.950%, 01/15/2021	60,000	61,399
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	76,762
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	229,437
International American Development Bank
7.000%, 06/15/2025	60,000	82,132
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	132,127
Jefferies Group, Inc.
5.125%, 04/13/2018	60,000	58,200
JPMorgan Chase & Company
4.350%, 08/15/2021	110,000	112,348
4.750%, 05/01/2013	125,000	130,175
6.400%, 05/15/2038	125,000	148,219
Kemper Corp.
6.000%, 11/30/2015	120,000	126,592
KeyCorp
3.750%, 08/13/2015	60,000	63,421
6.500%, 05/14/2013	125,000	131,885
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	70,128
Kreditanstalt fuer Wiederaufbau
4.375%, 03/15/2018	360,000	412,560
5.125%, 03/14/2016	100,000	115,273
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	87,429
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	200,236
7.750%, 05/14/2038	125,000	136,093
MetLife, Inc.
6.817%, 08/15/2018	190,000	232,746
Moody’s Corp.
5.500%, 09/01/2020	60,000	62,778
Morgan Stanley
7.300%, 05/13/2019	110,000	118,345
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	110,871
Northern Trust Corp.
3.450%, 11/04/2020	60,000	61,466
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	56,063
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	62,095
PNC Funding Corp.
4.250%, 09/21/2015	40,000	43,677
5.625%, 02/01/2017	80,000	89,262
6.700%, 06/10/2019	80,000	97,304
ProLogis LP
5.625%, 11/15/2016	185,000	195,729
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	31,590
4.750%, 04/01/2014 to 09/17/2015	175,000	187,270
5.375%, 06/21/2020	60,000	67,181
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	51,959
Royal Bank of Canada
2.100%, 07/29/2013	160,000	163,208
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	109,891

366

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Simon Property Group LP
5.875%, 03/01/2017	$80,000	$92,329
SLM Corp.
7.250%, 01/25/2022	50,000	52,223
8.000%, 03/25/2020	90,000	97,200
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	117,961
The Allstate Corp.
5.950%, 04/01/2036	100,000	113,737
The Bear Stearns Companies LLC
7.250%, 02/01/2018	160,000	192,885
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	100,000	107,065
6.125%, 02/15/2033	125,000	123,698
6.150%, 04/01/2018	185,000	199,496
7.500%, 02/15/2019	240,000	274,134
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	96,837
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	65,996
UBS AG
5.750%, 04/25/2018	185,000	202,500
US Bancorp
2.450%, 07/27/2015	60,000	61,922
Ventas Realty LP
4.750%, 06/01/2021	60,000	60,516
Vornado Realty LP
4.250%, 04/01/2015	60,000	62,909
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	165,635
Wells Fargo & Company
5.000%, 11/15/2014	105,000	112,614
5.625%, 12/11/2017	185,000	214,321
Westpac Banking Corp.
3.000%, 12/09/2015	80,000	82,980
Willis North America, Inc.
7.000%, 09/29/2019	50,000	57,825
XLIT Group, Ltd.
5.750%, 10/01/2021	50,000	54,490
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	117,928

		11,813,867
Health Care - 1.5%
Abbott Laboratories
4.125%, 05/27/2020	60,000	67,037
4.350%, 03/15/2014	120,000	128,669
Aetna, Inc.
3.950%, 09/01/2020	60,000	63,280
6.000%, 06/15/2016	105,000	121,288
Amgen, Inc.
5.150%, 11/15/2041	100,000	100,085
5.700%, 02/01/2019	50,000	57,630
5.750%, 03/15/2040	40,000	43,197
AstraZeneca PLC
5.900%, 09/15/2017	105,000	125,816
Baxter International, Inc.
5.900%, 09/01/2016	50,000	59,404
Becton, Dickinson and Company
3.250%, 11/12/2020	60,000	62,177
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	72,834
Cigna Corp.
4.000%, 02/15/2022	50,000	50,867

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Covidien International Finance SA
6.000%, 10/15/2017	$110,000	$131,927
Eli Lilly & Company
7.125%, 06/01/2025	80,000	107,110
Gilead Sciences, Inc.
4.500%, 04/01/2021	60,000	63,535
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	113,005
6.375%, 05/15/2038	50,000	65,858
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,533
Johnson & Johnson
2.150%, 05/15/2016	50,000	52,050
5.850%, 07/15/2038	100,000	128,865
Life Technologies Corp.
5.000%, 01/15/2021	60,000	64,943
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	93,676
Pharmacia Corp.
6.500%, 12/01/2018	105,000	130,778
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	33,624
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	56,217
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	48,069
4.875%, 03/15/2015	12,000	13,260
5.800%, 03/15/2036	40,000	45,880
WellPoint, Inc.
6.375%, 06/15/2037	175,000	213,152

		2,388,766
Industrials - 1.6%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	67,084
7.000%, 02/01/2014	125,000	138,813
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	61,554
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	109,915
Caterpillar, Inc.
5.200%, 05/27/2041	50,000	57,490
7.900%, 12/15/2018	95,000	128,143
CSX Corp.
6.250%, 04/01/2015	100,000	115,256
7.375%, 02/01/2019	105,000	131,878
Emerson Electric Company
4.875%, 10/15/2019	80,000	91,943
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	65,027
FedEx Corp.
8.000%, 01/15/2019	50,000	64,617
Fluor Corp.
3.375%, 09/15/2021	60,000	60,250
General Dynamics Corp.
5.250%, 02/01/2014	90,000	97,615
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	90,018
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	134,329
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	154,028
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	52,661

367

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Snap-On, Inc.
6.125%, 09/01/2021	$70,000	$82,509
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	64,255
The Boeing Company
8.750%, 09/15/2031	90,000	134,405
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	236,735
Union Pacific Corp.
4.000%, 02/01/2021	60,000	63,601
6.625%, 02/01/2029	85,000	106,564
United Technologies Corp.
5.375%, 12/15/2017	100,000	119,710
6.125%, 02/01/2019	125,000	153,502
Waste Management, Inc.
6.125%, 11/30/2039	50,000	60,660

		2,642,562
Information Technology - 0.8%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	64,978
5.900%, 02/15/2039	80,000	96,870
Dell, Inc.
4.700%, 04/15/2013	130,000	135,355
eBay, Inc.
3.250%, 10/15/2020	60,000	60,992
Google, Inc.
3.625%, 05/19/2021	50,000	54,253
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	60,475
3.750%, 12/01/2020	60,000	59,721
4.750%, 06/02/2014	95,000	101,619
International Business Machines Corp.
6.500%, 10/15/2013	140,000	152,538
Microsoft Corp.
2.950%, 06/01/2014	80,000	84,323
Oracle Corp.
5.750%, 04/15/2018	145,000	176,232
SAIC, Inc.
4.450%, 12/01/2020	50,000	52,677
The Western Union Company
3.650%, 08/22/2018	100,000	106,884
Xerox Corp.
6.750%, 12/15/2039	60,000	68,130

		1,275,047
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	100,000	119,974
Alcoa, Inc.
6.750%, 07/15/2018	100,000	113,959
ArcelorMittal
5.375%, 06/01/2013	155,000	160,861
6.125%, 06/01/2018	70,000	73,531
6.750%, 03/01/2041	30,000	28,042
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	62,129
CRH America, Inc.
8.125%, 07/15/2018	50,000	59,134
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	193,327
Newmont Mining Corp.
4.875%, 03/15/2042	50,000	46,373
POSCO
4.250%, 10/28/2020 (S)	100,000	98,358

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
PPG Industries, Inc.
3.600%, 11/15/2020	$60,000	$62,330
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	116,778
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	50,000	49,730
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	86,237
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	73,450
6.250%, 07/15/2041	50,000	54,084
The Dow Chemical Company
5.700%, 05/15/2018	50,000	57,860
5.900%, 02/15/2015	60,000	67,542
Vale Overseas, Ltd.
6.875%, 11/10/2039	70,000	81,539

		1,605,238
Telecommunication Services - 1.5%
America Movil SAB de CV
5.000%, 03/30/2020	61,000	67,809
American Tower Corp.
4.500%, 01/15/2018	60,000	63,026
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	67,107
AT&T, Inc.
5.625%, 06/15/2016	80,000	92,747
6.700%, 11/15/2013	90,000	98,448
BellSouth Corp.
6.875%, 10/15/2031	200,000	240,393
British Telecommunications PLC
9.625%, 12/15/2030	60,000	88,088
CenturyLink, Inc.
7.600%, 09/15/2039	50,000	47,186
7.650%, 03/15/2042	50,000	46,870
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	167,425
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	200,234
Qwest Corp.
8.375%, 05/01/2016	70,000	83,630
Telecom Italia Capital SA
7.721%, 06/04/2038	80,000	78,000
Telefonica Europe BV
8.250%, 09/15/2030	100,000	108,855
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	122,014
6.900%, 04/15/2038	190,000	241,772
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	110,210
8.500%, 11/15/2018	60,000	82,359
Vodafone Group PLC
4.375%, 03/16/2021	110,000	120,950
5.375%, 01/30/2015	190,000	211,911
5.450%, 06/10/2019	80,000	94,315

		2,433,349
Utilities - 2.1%
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	77,000	82,036
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	122,961
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	66,051

368

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc.
5.200%, 08/15/2019	$110,000	$126,090
DTE Energy Company
6.350%, 06/01/2016	60,000	69,126
Duke Energy Carolinas LLC
6.000%, 01/15/2038	50,000	62,581
7.000%, 11/15/2018	90,000	115,322
Entergy Corp.
5.125%, 09/15/2020	70,000	70,485
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,501
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	46,668
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	67,317
Florida Power & Light Company
5.650%, 02/01/2037	60,000	72,137
Georgia Power Company
5.950%, 02/01/2039	100,000	121,310
Hydro Quebec
8.400%, 01/15/2022	100,000	141,114
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	214,399
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	108,193
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	153,852
Oglethorpe Power Corp.
5.375%, 11/01/2040	60,000	67,206
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	73,439
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,129
6.050%, 03/01/2034	60,000	72,735
6.250%, 12/01/2013	135,000	147,060
PacifiCorp
6.000%, 01/15/2039	105,000	129,287
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	75,832
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	64,695
Progress Energy, Inc.
4.400%, 01/15/2021	55,000	60,002
7.050%, 03/15/2019	50,000	61,824
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	130,004
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	77,235
Southern California Edison Company
5.350%, 07/15/2035	130,000	150,702
Southern Company
2.375%, 09/15/2015	100,000	103,592
Southwestern Public Service Company
8.750%, 12/01/2018	70,000	93,782
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	51,667
8.875%, 11/15/2038	70,000	111,210
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	88,318

		3,319,862

TOTAL CORPORATE BONDS (Cost $31,952,721)		$35,845,085

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	$50,000	$65,691
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	74,603
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	44,449
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	123,712
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	81,411
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	70,349
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	68,169
State of California
7.300%, 10/01/2039	60,000	75,120
7.500%, 04/01/2034	80,000	101,357
State of Illinois
5.100%, 06/01/2033	115,000	108,887
7.350%, 07/01/2035	60,000	70,158
State of Texas
5.517%, 04/01/2039	60,000	74,145
State of Utah
3.539%, 07/01/2025	80,000	84,954
4.554%, 07/01/2024	40,000	45,978
State of Washington
5.481%, 08/01/2039	40,000	48,134
Texas Transportation Commission
5.178%, 04/01/2030	60,000	70,022
University of California
5.770%, 05/15/2043	70,000	82,307

TOTAL MUNICIPAL BONDS (Cost $1,118,895)		$1,289,446

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Commercial & Residential - 4.7%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	236,938
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	525,123
Series 2005-T20, Class A3,
5.145%, 10/12/2042 (P)	530,000	533,619
Series 2006-PW12, Class A4,
5.902%, 09/11/2038 (P)	190,000	215,638
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.726%, 03/15/2049 (P)	759	759
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.324%, 01/15/2046 (P)	170,000	188,037
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	62,632
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	83,565	85,159
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	420,954
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	163,591

369

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	$281,757	$291,447
Series 2005-LDP5, Class A4,
5.205%, 12/15/2044 (P)	835,000	931,302
Series 2005-CB13, Class A3A1,
5.282%, 01/12/2043 (P)	80,000	81,437
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.937%, 07/15/2044 (P)	180,000	204,945
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	501,152
Series 2006-C1, Class AM,
5.848%, 05/12/2039 (P)	800,000	860,715
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	214,743
Series 2007-T27, Class A4,
5.640%, 06/11/2042 (P)	630,000	724,096
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	460,723
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	326,762
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	535,991

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,845,916)		$7,565,763

ASSET BACKED SECURITIES - 0.2%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	281,831
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	47,543	47,777

TOTAL ASSET BACKED SECURITIES (Cost $332,904)		$329,608

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0033% (Y)	4,146,595	4,146,595

TOTAL SHORT-TERM INVESTMENTS (Cost $4,146,595)		$4,146,595

Total Investments (Total Bond Market Trust B)
(Cost $145,760,142) - 99.0%		$158,724,576
Other assets and liabilities, net - 1.0%		1,614,685

TOTAL NET ASSETS - 100.0%		$160,339,261

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 80.6%
U.S. Government - 31.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022	$22,431,516	$22,953,563
0.625%, 07/15/2021	6,132,940	6,630,285
1.125%, 01/15/2021	5,490,164	6,175,578
1.250%, 07/15/2020	11,533,455	13,162,556
1.750%, 01/15/2028	6,598,065	7,859,945
2.000%, 01/15/2026	7,877,730	9,644,067
2.125%, 02/15/2040	10,693,680	14,022,088
2.375%, 01/15/2025 to 01/15/2027	16,596,610	21,201,009
2.500%, 01/15/2029 (F)	19,736,541	26,009,051
3.625%, 04/15/2028	13,589,894	20,022,793
3.875%, 04/15/2029 (F)	8,683,983	13,361,124
U.S. Treasury Notes
0.250%, 02/28/2014 (D)	136,700,000	136,486,475
0.250%, 02/15/2015	121,700,000	120,825,220
0.875%, 12/31/2016 to 01/31/2017 (D)	151,600,000	150,671,054
0.875%, 02/28/2017	158,000,000	156,851,972
1.375%, 11/30/2018 (D)	123,500,000	122,284,266
1.375%, 02/28/2019	8,600,000	8,474,363
1.500%, 08/31/2018 (D)(F)	214,300,000	214,768,888
2.625%, 08/15/2020 (D)	1,117,000	1,177,126
2.750%, 02/15/2019	2,000,000	2,153,594
3.000%, 02/28/2017	300,000	328,242
3.125%, 05/15/2019	1,900,000	2,091,188
3.375%, 11/15/2019	7,700,000	8,592,723
3.625%, 08/15/2019	3,100,000	3,516,563

		1,089,263,733
U.S. Government Agency - 49.5%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017	25,300,000	24,937,072
1.250%, 05/12/2017	3,900,000	3,890,729
2.000%, 08/25/2016	4,000,000	4,156,620
2.375%, 01/13/2022	4,800,000	4,710,024
2.500%, 05/27/2016	1,700,000	1,804,946
2.542%, 06/01/2034 (P)	249,110	265,458
2.691%, 01/01/2029 (P)	190,740	199,433
4.000%, TBA	27,000,000	28,169,238
4.000%, 09/01/2041	33,082,307	34,580,847
4.500%, TBA	2,000,000	2,120,752
4.500%, 10/01/2025 to 10/01/2041	36,250,718	38,398,234
4.875%, 06/13/2018	2,100,000	2,503,765
5.250%, 04/18/2016	300,000	350,723
5.500%, 08/23/2017 to 07/01/2038	3,672,028	4,027,709
6.000%, TBA	2,000,000	2,201,069
6.000%, 03/01/2016 to 03/01/2038	113,428	124,218
Federal National Mortgage Association
0.375%, 03/16/2015	400,000	397,005
1.125%, 04/27/2017	8,300,000	8,244,324
1.250%, 01/30/2017	20,300,000	20,339,687
1.375%, 11/15/2016	100,000	101,138
1.382%, 06/01/2043 (P)	1,123,037	1,121,056
1.582%, 10/01/2040 (P)	182,564	182,584
2.235%, 09/01/2035 (P)	3,302,920	3,473,341
3.000%, TBA	37,000,000	38,210,377
3.330%, 11/01/2021	397,799	415,456
3.500%, TBA	70,000,000	71,970,549
3.500%, 08/01/2013 to 09/01/2026	2,229,693	2,341,520
3.965%, 05/01/2036 (P)	2,129,385	2,296,619
4.000%, TBA	233,000,000	244,225,164
4.000%, 09/01/2013 to 01/01/2042	36,290,554	38,144,509
4.500%, TBA	281,000,000	298,958,718
4.500%, 02/01/2018 to 01/01/2042	402,405,448	427,864,333
4.737%, 09/01/2035 (P)	272,560	289,948

370

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.000%, TBA		$43,500,000	$46,919,165
5.000%, 02/13/2017 to 04/01/2037		8,299,799	9,058,260
5.025%, 05/01/2035 (P)		361,025	389,109
5.250%, 09/15/2016		300,000	355,131
5.375%, 07/15/2016 to 06/12/2017		2,200,000	2,612,582
5.500%, TBA		181,000,000	197,213,649
5.500%, 01/01/2024 to 06/01/2040		57,658,933	63,121,512
6.000%, TBA		3,000,000	3,303,759
6.000%, 12/01/2016 to 01/01/2039		85,605,955	94,380,769
6.500%, 03/01/2036 to 11/01/2037		58,445	65,296
Government National
Mortgage Association
1.625%, 09/20/2021 to 11/20/2029 (P)		412,039	424,455
1.750%, 01/20/2032 to 02/20/2032 (P)		515,802	533,195
2.375%, 05/20/2023 to 05/20/2030 (P)		525,465	537,452
3.500%, 11/20/2040		930,769	971,646
Small Business Administration
4.504%, 02/01/2014		151,428	156,026
4.880%, 11/01/2024		89,848	98,568
5.130%, 09/01/2023		153,511	168,670
5.520%, 06/01/2024		3,106,320	3,487,768

			1,734,814,177

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,810,385,172)			$2,824,077,910

FOREIGN GOVERNMENT
OBLIGATIONS - 5.4%
Brazil - 0.0%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,702,046
Canada - 3.6%
Canada Housing Trust
2.650%, 03/15/2022 (S)	CAD	1,500,000	1,503,023
3.350%, 12/15/2020 (S)		7,300,000	7,800,157
3.750%, 03/15/2020 (S)		5,100,000	5,608,389
3.800%, 06/15/2021 (S)		3,700,000	4,085,376
Government of Canada
0.875%, 02/14/2017		$600,000	592,585
Province of British Columbia
3.250%, 12/18/2021	CAD	300,000	307,149
4.300%, 06/18/2042		400,000	457,166
Province of Ontario
1.600%, 09/21/2016		$100,000	100,832
1.875%, 09/15/2015		900,000	924,886
3.000%, 07/16/2018		1,200,000	1,269,847
3.150%, 06/02/2022	CAD	7,800,000	7,831,123
4.000%, 06/02/2021		3,000,000	3,242,899
4.200%, 06/02/2020		29,300,000	32,208,409
4.300%, 03/08/2017		1,700,000	1,876,434
4.400%, 04/14/2020		$200,000	228,750
4.600%, 06/02/2039	CAD	1,800,000	2,105,483
4.700%, 06/02/2037		36,400,000	42,862,191
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,204,136
3.500%, 07/29/2020		600,000	644,656
3.500%, 12/01/2022	CAD	600,000	616,332
4.250%, 12/01/2021		5,000,000	5,483,533
4.500%, 12/01/2017 to 12/01/2020		3,700,000	4,139,461

			125,092,817

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
China - 0.0%
Export-Import Bank of China
4.875%, 07/21/2015 (S)		$500,000	$543,930
France - 0.4%
Societe Financement de
l’Economie Francaise
0.767%, 07/16/2012 (P)(S)		2,000,000	2,001,120
2.125%, 05/20/2012	EUR	2,900,000	3,875,201
3.375%, 05/05/2014 (S)		$6,500,000	6,791,070

			12,667,391
Italy - 0.1%
Republic of Italy
2.100%, 09/15/2021	EUR	4,177,400	4,821,598
Mexico - 0.1%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,786,583
8.000%, 06/11/2020		7,800,000	687,553

			3,474,136
Panama - 0.0%
Republic of Panama
7.250%, 03/15/2015		$700,000	810,600
Russia - 0.5%
Government of Russia
3.625%, 04/29/2015		600,000	624,000
7.500%, 03/31/2030		13,193,000	15,782,126

			16,406,126
South Korea - 0.5%
Export-Import Bank of Korea
4.000%, 01/29/2021		1,100,000	1,082,040
4.125%, 09/09/2015		6,400,000	6,711,379
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,157,464
Republic of Korea
4.375%, 08/10/2015		9,900,000	10,433,283

			19,384,166
Turkey - 0.2%
Republic of Turkey
7.000%, 09/26/2016		4,800,000	5,400,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $179,610,568)			$190,302,810

CORPORATE BONDS - 25.3%
Consumer Discretionary - 1.3%
Banque PSA Finance SA
2.368%, 04/04/2014 (P)(S)		5,400,000	5,212,388
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		200,000	214,441
Comcast Corp.
5.875%, 02/15/2018		1,000,000	1,183,167
6.450%, 03/15/2037		1,000,000	1,193,455
Daimler Finance North America LLC
1.674%, 09/13/2013 (P)(S)		2,500,000	2,510,065
Ford Motor Credit Company LLC
5.875%, 08/02/2021		800,000	862,561
7.000%, 10/01/2013 to 04/15/2015		1,300,000	1,406,994
7.500%, 08/01/2012		3,500,000	3,552,213
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,385,167
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	29,605,083

371

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Volkswagen International Finance NV
1.078%, 04/01/2014 (P)(S)		$500,000	$498,437

			47,623,971
Consumer Staples - 0.1%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	235,314
Kraft Foods, Inc.
6.250%, 06/01/2012		37,000	37,318
Philip Morris International, Inc.
5.650%, 05/16/2018		2,000,000	2,383,098

			2,655,730
Energy - 1.6%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,300,000	1,599,000
Cameron International Corp.
1.414%, 06/02/2014 (P)		3,500,000	3,504,750
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,220,679
Gazprom OAO
6.212%, 11/22/2016 (S)		2,070,000	2,252,346
7.201%, 02/01/2020		38,786	42,742
9.625%, 03/01/2013		100,000	106,536
10.500%, 03/08/2014		1,000,000	1,137,000
Gazprom SA
6.510%, 03/07/2022		3,000,000	3,270,000
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		3,200,000	3,087,958
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		1,100,000	1,156,595
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,242,000
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,576,986
5.875%, 03/01/2018		10,000,000	11,213,750
Petroleos Mexicanos
5.500%, 01/21/2021		8,200,000	9,040,500
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,612,500

			55,063,342
Financials - 20.2%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,150,780
Ally Financial, Inc.
3.710%, 02/11/2014 (P)		600,000	591,024
6.000%, 05/23/2012		2,400,000	2,409,000
6.750%, 12/01/2014		400,000	419,000
7.500%, 09/15/2020		100,000	108,000
8.000%, 11/01/2031		5,100,000	5,427,216
8.300%, 02/12/2015		2,600,000	2,830,750
American Express Bank FSB
6.000%, 09/13/2017		300,000	350,993
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,564,223
6.000%, 09/13/2017		300,000	350,993
American Express Company
7.000%, 03/19/2018		18,500,000	22,705,753
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	2,944,320
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	6,245,551
5.050%, 10/01/2015		$800,000	852,220
5.450%, 05/18/2017		400,000	429,920

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
5.850%, 01/16/2018		$1,300,000	$1,413,409
8.250%, 08/15/2018		200,000	240,021
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%) - 05/15/2058		12,500,000	13,231,250
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,093,877
Australia & New Zealand Banking
Group, Ltd. 2.125%, 01/10/2014 (S)		4,700,000	4,756,574
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,530,007
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	610,500
Banco Santander Chile
1.811%, 04/20/2012 (P)(S)		6,100,000	6,100,226
Bank of America Corp.
6.000%, 09/01/2017		7,095,000	7,725,795
6.500%, 08/01/2016		15,700,000	17,258,633
Bank of America NA 6.000%, 10/15/2036		1,400,000	1,381,568
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,259,858
Bank of Montreal
1.950%, 01/30/2017 (S)		2,000,000	2,021,400
2.850%, 06/09/2015 (S)		2,200,000	2,318,604
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,438,359
Barclays Bank PLC
1.206%, 05/30/2017 (P)	EUR	200,000	263,406
2.375%, 01/13/2014		$1,800,000	1,812,881
2.500%, 01/23/2013		20,000,000	20,175,380
5.450%, 09/12/2012		12,500,000	12,734,288
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,442,000
6.500%, 03/10/2021 (S)		2,900,000	3,023,250
BNP Paribas SA 1.482%, 01/10/2014 (P)		9,300,000	9,107,583
BPCE SA 2.375%, 10/04/2013 (S)		900,000	885,080
CIT Group, Inc. 5.250%, 04/01/2014 (S)		1,000,000	1,021,250
Citigroup, Inc.
0.745%, 06/09/2016 (P)		9,600,000	8,425,190
2.510%, 08/13/2013 (P)		2,700,000	2,708,035
4.875%, 05/07/2015		2,500,000	2,591,950
5.300%, 10/17/2012		1,600,000	1,631,789
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,179,615
5.625%, 08/27/2012		2,500,000	2,542,110
5.850%, 07/02/2013		1,000,000	1,046,141
6.000%, 08/15/2017		4,100,000	4,557,507
6.125%, 08/25/2036		4,200,000	4,026,057
8.500%, 05/22/2019		1,400,000	1,725,550
Countrywide Financial Corp.
5.800%, 06/07/2012		4,000,000	4,031,556
Credit Suisse New York
2.200%, 01/14/2014		2,200,000	2,221,397
Deutsche Bank AG/London
6.000%, 09/01/2017		400,000	453,992
Dexia Credit Local
0.880%, 03/05/2013 (P)(S)		25,700,000	24,627,076
1.033%, 04/29/2014 (P)(S)		11,400,000	10,626,681
DNB Bank ASA 3.200%, 04/03/2017 (S)		800,000	800,780
European Investment Bank
3.625%, 01/15/2021	EUR	300,000	428,838
4.625%, 04/15/2020		300,000	458,664
Fifth Third Bancorp
0.894%, 12/20/2016 (P)		$1,800,000	1,664,854

372

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
FIH Erhvervsbank A/S
0.844%, 06/13/2013 (P)(S)		$40,100,000	$40,104,892
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,136,028
General Electric Capital Corp.
5.875%, 01/14/2038		$4,200,000	4,603,444
6.875%, 01/10/2039		20,100,000	24,751,703
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%) - 09/15/2067 (S)	EUR	12,700,000	14,905,427
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%) - 06/15/2038		$1,500,000	1,601,250
HSBC Bank PLC 2.000%, 01/19/2014 (S)		2,300,000	2,308,374
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	3,232,527
ING Bank NV
2.000%, 10/18/2013 (S)		1,200,000	1,196,292
2.650%, 01/14/2013 (S)		600,000	601,020
Intesa Sanpaolo SpA
2.892%, 02/24/2014 (P)(S)		5,300,000	5,169,567
JPMorgan Chase & Company
1.067%, 09/26/2013 (P)	EUR	500,000	664,254
6.000%, 01/15/2018		$700,000	809,566
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) - 04/30/2018 (Q)		1,700,000	1,862,384
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%) - 12/17/2021 (Q)(S)		700,000	567,000
Lehman Brothers Holdings, Inc.
1.000%, 08/21/2009 to 07/18/2011 (H)		5,800,000	1,696,500
2.907%, 11/16/2009 (H)		8,000,000	2,340,000
4.283%, 10/22/2008 (H)		6,100,000	1,784,250
5.374%, 11/24/2008 (H)		2,300,000	672,750
5.460%, 04/03/2009 (H)		600,000	175,500
Lloyds TSB Bank PLC
4.875%, 01/21/2016		2,800,000	2,902,642
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%) - 12/16/2024 (Q)(S)		14,700,000	15,369,291
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,688,226
6.875%, 04/25/2018		9,300,000	10,336,225
MetLife, Inc. 6.400%, 12/15/2036		1,300,000	1,270,740
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		2,300,000	2,400,768
Morgan Stanley
1.651%, 01/16/2017	EUR	15,000,000	17,243,336
3.006%, 05/14/2013 (P)		$9,400,000	9,470,989
7.300%, 05/13/2019		400,000	430,345
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,469,904
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	410,801
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,181,135
Nordea Bank AB 2.125%, 01/14/2014 (S)		1,000,000	1,003,344
Pacific LifeCorp. 6.000%, 02/10/2020 (S)		1,200,000	1,307,668
Pricoa Global Funding I
0.673%, 09/27/2013 (P)(S)		3,300,000	3,271,554
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,820,563
5.550%, 04/27/2015		4,300,000	4,742,504

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc.
6.625%, 12/01/2037		$900,000	$1,036,338
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	964,125
Regions Bank 7.500%, 05/15/2018		14,036,000	15,895,770
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month
LIBOR + 2.770%) - 04/15/2016 (Q)(S)		700,000	727,899
Royal Bank of Scotland PLC
1.211%, 09/29/2015 (P)		600,000	504,000
1.352%, 10/14/2016 (P)		800,000	640,000
2.625%, 05/11/2012 (S)		6,300,000	6,311,220
3.950%, 09/21/2015		4,100,000	4,145,494
RZD Capital, Ltd. 5.739%, 04/03/2017		3,100,000	3,282,125
Santander US Debt SAU
2.991%, 10/07/2013 (S)		9,500,000	9,454,239
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	7,439,904
5.125%, 08/27/2012		$5,030,000	5,067,619
5.375%, 05/15/2014		1,300,000	1,342,385
6.250%, 01/25/2016		7,400,000	7,694,705
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	2,999,221
Stone Street Trust 5.902%, 12/15/2015 (S)		7,500,000	7,534,275
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		2,100,000	2,120,055
The Bear Stearns Companies LLC
7.250%, 02/01/2018		43,600,000	52,561,108
The Goldman Sachs Group, Inc.
1.376%, 05/23/2016 (P)	EUR	3,400,000	4,114,985
1.492%, 01/30/2017 (P)		1,000,000	1,185,211
5.950%, 01/18/2018		$8,200,000	8,830,982
6.150%, 04/01/2018		3,400,000	3,666,421
6.250%, 09/01/2017		6,600,000	7,232,524
6.375%, 05/02/2018	EUR	300,000	434,340
UBS AG
1.553%, 01/28/2014 (P)		$1,000,000	996,119
5.750%, 04/25/2018		2,400,000	2,627,028
5.875%, 12/20/2017		2,600,000	2,881,928
Vnesheconombank
5.450%, 11/22/2017 (S)		1,200,000	1,242,204
Wachovia Corp. 5.750%, 02/01/2018		3,000,000	3,487,023
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%) - 03/15/2018 (Q)		73,900,000	80,458,625
Westpac Banking Corp.
1.047%, 07/16/2014 (P)(S)		1,000,000	1,009,765
3.585%, 08/14/2014 (S)		2,700,000	2,853,851

			706,216,975
Health Care - 0.0%
AstraZeneca PLC
5.900%, 09/15/2017		1,400,000	1,677,542
Industrials - 0.7%
Caterpillar, Inc.
0.663%, 05/21/2013 (P)		12,800,000	12,836,902
International Lease Finance Corp.
5.300%, 05/01/2012		2,800,000	2,809,464
5.750%, 05/15/2016		800,000	798,958
6.750%, 09/01/2016 (S)		2,100,000	2,249,625
Noble Group, Ltd.
6.750%, 01/29/2020		2,800,000	2,758,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		1,078,000	1,148,070

373

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$600,000	$617,303

			23,218,322
Information Technology - 0.4%
Hewlett-Packard Company
0.772%, 05/24/2013 (P)		14,800,000	14,766,522
Materials - 0.6%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		1,200,000	1,256,160
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)		400,000	482,365
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		5,000,000	5,684,000
CSN Resources SA
6.500%, 07/21/2020 (S)		4,300,000	4,816,000
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		2,800,000	3,226,160
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		900,000	953,370
Rohm & Haas Company
6.000%, 09/15/2017		2,100,000	2,417,012
Vale Overseas, Ltd.
6.250%, 01/23/2017		700,000	806,529
6.875%, 11/21/2036		700,000	809,727

			20,451,323
Telecommunication Services - 0.1%
AT&T, Inc.
4.950%, 01/15/2013		500,000	516,968
5.500%, 02/01/2018		400,000	471,138
6.300%, 01/15/2038		300,000	351,577
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)		200,000	202,700
4.750%, 02/16/2021 (S)		300,000	310,140
Qwest Corp.
7.625%, 06/15/2015		2,700,000	3,129,373

			4,981,896
Utilities - 0.3%
Dominion Resources, Inc.
5.700%, 09/17/2012		150,000	153,405
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		600,000	576,146
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,574,979
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		3,742,924	3,824,071

			10,128,601

TOTAL CORPORATE BONDS (Cost $866,990,317)			$886,784,224

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		13,700,000	13,830,150
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	703,500
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	1,101,736

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (I)(Q)	$2,100,000	$1,302,000
State Street Capital Trust IV
1.474%, 06/15/2037 (P)	600,000	440,995
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	5,400,000	5,224,500
USB Capital IX
3.500%, 04/15/2017 (P)(Q)	500,000	385,440
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)	438,000	437,453

		23,425,774

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $22,366,891)		$23,425,774

MUNICIPAL BONDS - 3.8%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	3,746,520
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	5,595,702
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,298,671
California State University
6.484%, 11/01/2041	2,000,000	2,318,360
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,470,599
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	220,868
6.899%, 12/01/2040	3,400,000	4,084,522
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	400,000	441,736
6.899%, 12/01/2040	3,300,000	3,964,389
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,139,370
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	12,591,568
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	2,893,902
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,215,268
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	350,000	330,348
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	624,875
7.618%, 08/01/2040	800,000	1,011,653
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	6,980,332
6.758%, 07/01/2034	3,300,000	4,223,538
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	17,115,720
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	5,100,000	6,446,604

374

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
New York City Municipal Water Finance
Authority (New York) (continued)
6.011%, 06/15/2042		$1,000,000	$1,291,830
6.282%, 06/15/2042		5,100,000	5,768,049
North Carolina Turnpike Authority
6.700%, 01/01/2039		3,000,000	3,408,450
Northern Tobacco Securitization Corp.
(Alaska)
5.000%, 06/01/2046		12,000,000	8,836,440
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041		500,000	566,195
State of California
5.650%, 04/01/2039 (P)		1,200,000	1,259,748
7.500%, 04/01/2034		1,300,000	1,647,048
7.550%, 04/01/2039		1,300,000	1,670,383
7.600%, 11/01/2040		2,600,000	3,363,880
State of Iowa
6.750%, 06/01/2034		6,400,000	7,307,264
State of Washington - Series C
5.000%, 06/01/2041		7,800,000	8,569,314
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042		500,000	504,235
University of California
6.398%, 05/15/2031		500,000	583,360
6.548%, 05/15/2048		7,300,000	8,965,568
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021		110,000	110,916
5.100%, 06/01/2022		25,000	25,208

TOTAL MUNICIPAL BONDS (Cost $113,317,881)			$133,592,433

TERM LOANS (M) - 0.2%
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017		7,100,000	6,536,438

TOTAL TERM LOANS (Cost $7,068,126)			$6,536,438

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.8%
Commercial & Residential - 4.9%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.241%, 02/25/2045 (P)		759,246	616,537
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.251%, 05/16/2047 (S)	EUR	797,672	1,065,943
Series 2010-1A, Class A2B,
2.451%, 05/16/2047 (S)		5,200,000	6,952,486
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.992%, 11/15/2015 (P)(S)		$2,552,875	2,386,956
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.667%, 05/25/2035 (P)		1,307,421	1,303,840
Series 2004-A, Class 1A3,
4.704%, 09/20/2034 (P)		279,780	284,265
Bank of America
Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		12,958	13,451
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		97,992	103,300

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	$3,654,079	$3,668,794
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	9,000,000	8,820,000
Series 2011-RR5, Class 12A1,
5.564%, 03/26/2037 (P)(S)	600,000	451,800
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)	12,137,734	11,755,019
Series 2004-6, Class 1A1,
2.606%, 09/25/2034 (P)	90,427	65,986
Series 2004-3, Class 1A2,
2.836%, 07/25/2034 (P)	56,379	48,435
Series 2002-11, Class 1A2,
2.888%, 02/25/2033 (P)	135,865	118,586
Series 2003-8, Class 2A1,
2.920%, 01/25/2034 (P)	737,436	723,704
Series 2004-7, Class 1A1,
2.940%, 10/25/2034 (P)	72,944	57,116
Series 2004-9, Class 22A1,
3.207%, 11/25/2034 (P)	859,243	849,833
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.402%, 02/25/2034 (P)	1,768,507	1,433,140
Series 2004-9, Class 2A1,
2.658%, 09/25/2034 (P)	103,025	77,028
Series 2005-4, Class 2A1,
2.809%, 05/25/2035 (P)	2,368,835	1,868,264
Series 2005-7, Class 22A1,
2.826%, 09/25/2035 (P)	1,369,610	907,035
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	2,000,000	2,261,706
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,200,000	5,931,900
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	11,205,385	10,524,198
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)	501,055	446,750
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	4,100,000	4,582,943
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.442%, 06/25/2037 (P)	11,783,718	7,783,912
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	33,896	35,167
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.532%, 04/25/2035 (P)	358,902	231,978
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)	548,332	401,631
Series 2004-22, Class A3,
2.746%, 11/25/2034 (P)	2,104,980	1,738,678
Series 2004-HYB9, Class 1A1,
2.776%, 02/20/2035 (P)	3,650,366	3,006,135
Series 2004-12, Class 11A2,
2.798%, 08/25/2034 (P)	61,565	47,599

375

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		$152,697	$152,832
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.706%, 09/25/2034 (P)		217,350	213,949
Credit Suisse Mortgage
Capital Certificates
Series 2006-C2, Class A3,
5.663%, 03/15/2039 (P)		700,000	768,360
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		11,200,000	12,189,363
European Loan Conduit, Series 25X,
Class A
1.207%, 05/15/2019 (P)	EUR	316,534	365,170
First Nationwide Trust, Series 2001-3,
Class 1A1
, 6.750%, 08/21/2031		$2,850	2,944
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.069%, 11/19/2035 (P)		536,290	457,661
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.322%, 10/25/2046 (P)		168,984	160,631
Series 2006-AR8, Class 1A1A,
0.322%, 01/25/2047 (P)		129,668	125,616
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	324,716
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,760,309
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		3,597,723	3,570,740
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.132%, 11/25/2035 (P)		2,044,848	1,963,021
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.462%, 05/19/2035 (P)		517,306	328,248
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.581%, 10/15/2054 (S)	EUR	2,900,000	3,883,826
Homebanc Mortgage Trust, Series 2005-4,
Class A1
0.512%, 10/25/2035 (P)		$7,774,719	5,456,990
Impac CMB Trust, IMM 2004-6 1A2
1.022%, 10/25/2034 (P)		12,163,020	9,545,733
Indymac ARM Trust, Series 2001-H2,
Class A2
1.785%, 01/25/2032 (P)		6,933	5,488
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	5,300,125
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	553,978
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,345,408

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.015%, 02/25/2035 (P)	$602,726	$605,512
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	316,195	296,279
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.722%, 06/15/2030 (P)	1,421,811	1,355,995
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.452%, 02/25/2036 (P)	1,072,636	774,470
Series 2005-3, Class 5A,
0.492%, 11/25/2035 (P)	900,673	716,042
Series 2005-2, Class 3A,
1.244%, 10/25/2035 (P)	489,920	420,874
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)	1,300,000	1,399,479
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.302%, 10/15/2020 (P)(S)	63,243	63,216
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049	4,590,860	4,713,470
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	457,654
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.787%, 08/12/2045 (P)(S)	1,300,000	1,466,053
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	215,287	228,728
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.642%, 02/25/2019 (P)	19,316	18,876
Series 2004-CL1, Class 1A2,
0.642%, 02/25/2034 (P)	271,989	245,261
RBSSP Resecuritization Trust
Series 2011-4 6A1,
0.482%, 06/27/2036 (P)(S)	3,200,000	1,776,077
Series 2011-3, Class 2A1,
0.492%, 02/26/2037 (P)(S)	4,764,996	3,893,688
Residential Funding Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	1,232	1,230
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	283,794
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2
5.904%, 07/22/2030 (P)(S)	478,568	490,987
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.632%, 07/25/2034 (P)	181,574	167,425
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.472%, 05/25/2045 (P)	45,811	28,607
Series 2005-AR5, Class A3,
0.492%, 07/19/2035 (P)	2,140,096	1,896,898
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.365%, 01/25/2032 (P)	19,107	14,059

376

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Securities Corp. (continued)
Series 2002-1A, Class 4A,
2.545%, 02/25/2032 (P)	$25,067	$25,172
Series 2006-11, Class A1,
2.773%, 10/25/2035 (P)(S)	976,347	770,964
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.322%, 06/15/2020 (P)(S)	3,610,185	3,418,531
Series 2006-WL7A, Class A1,
0.332%, 09/15/2021 (P)(S)	5,284,536	5,083,291
WaMu Mortgage Pass
Through Certificates
Series 2002-AR6, Class A,
1.559%, 06/25/2042 (P)	8,645	7,059
Series 2002-AR9, Class 1A,
1.559%, 08/25/2042 (P)	745,844	603,855
Series 2003-AR1, Class 2A,
2.150%, 02/25/2033 (P)	106,669	93,388
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.472%, 04/25/2045 (P)	49,393	39,468
Series 2005-AR13, Class A1A1,
0.532%, 10/25/2045 (P)	489,251	390,801
Series 2005-AR2, Class 2A1A,
0.552%, 01/25/2045 (P)	28,394	23,528
Series 2002-AR17, Class 1A,
1.359%, 11/25/2042 (P)	215,867	186,909
Series 2002-AR2, Class A,
2.474%, 02/27/2034 (P)	81,873	80,642
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A5,
2.631%, 03/25/2036 (P)	6,891,799	5,663,053
Series 2006-AR2, Class 2A1,
2.631%, 03/25/2036 (P)	2,297,267	1,985,560
Series 2004-CC, Class A1,
2.648%, 01/25/2035 (P)	1,763,910	1,662,875

		170,388,993
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.392%, 07/15/2019 (P)	1,491,983	1,487,572
Series 3335, Class FT,
0.392%, 08/15/2019 (P)	3,745,266	3,733,798
Series 3149, Class LF,
0.542%, 05/15/2036 (P)	1,573,574	1,566,804
Series T-63, Class 1A1,
1.369%, 02/25/2045 (P)	218,292	207,741
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	844,930
Series 2906, Class GZ,
5.000%, 09/15/2034	430,751	497,550
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	449,919
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	448,753
Series 24989, Class PE,
6.000%, 08/15/2032	514,411	575,061
Series 2503, Class PZ,
6.000%, 09/15/2032	2,155,846	2,413,874

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2362, Class ZA,
6.500%, 09/15/2031	$514,033	$591,045
Series 2204, Class Z,
7.500%, 12/20/2029	599,594	704,652
Series 2247, Class Z,
7.500%, 08/15/2030	317,804	378,031
Federal National Mortgage Association
Series 2007-73, Class A1,
0.302%, 07/25/2037 (P)	156,416	149,637
Series 2004-11, Class A,
0.362%, 03/25/2034 (P)	31,754	31,496
Series 2007-30, Class AF,
0.552%, 04/25/2037 (P)	2,234,032	2,223,187
Series 2004-W2, Class 1A3F,
0.592%, 02/25/2044 (P)	60,811	60,392
Series 2003-116, Class FA,
0.642%, 11/25/2033 (P)	184,332	184,882
Series 2005-75, Class FL,
0.692%, 09/25/2035 (P)	4,245,833	4,234,602
Series 2006-5, Class 3A2,
2.490%, 05/25/2035 (P)	248,578	257,578
Series 2005-9, Class ZA,
5.000%, 02/25/2035	714,939	809,524
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	6,764,766	7,639,899
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	141,348	158,400
Series 2003-W1, Class 1A1,
6.265%, 12/25/2042 (P)	374,547	425,973
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	143,584	140,009
Series 2005-3, Class JZ,
5.000%, 01/16/2035	142,988	146,663
Series 2005-3, Class KZ,
5.000%, 01/16/2035	142,988	146,621
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,134,429	1,279,418

		31,788,011

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $205,154,308)		$202,177,004

ASSET BACKED SECURITIES - 2.6%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.332%, 06/25/2047 (P)	388,133	374,868
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.342%, 05/16/2016 (P)(S)	20,800,000	20,851,821
Duane Street CLO, Series 2005-1A,
Class A
0.773%, 11/08/2017 (P)(S)	38,038,719	37,249,035
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.612%, 05/25/2040 (P)(S)	898,229	771,153
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.942%, 01/25/2032 (P)	6,046	5,905

377

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Hillmark Funding, Series 2006-1A,
Class A1
0.743%, 05/21/2021 (P)(S)		$10,800,000	$10,207,350
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.802%, 10/25/2034 (P)		86,584	69,638
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.322%, 05/25/2037 (P)		370,127	353,733
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	1,065,138	1,312,564
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		$695,068	674,409
SLM Student Loan Trust
Series 2008-9, Class A,
2.060%, 04/25/2023 (P)		15,616,227	16,034,400
Series 2010-C, Class A2,
2.892%, 12/16/2019 (P)(S)		1,000,000	1,016,441
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.322%, 06/25/2037 (P)		1,092,386	869,539

TOTAL ASSET BACKED SECURITIES (Cost $89,382,868)			$89,790,856

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
DG Funding Trust, 1.053% (Q)(S)		981	$8,293,780

TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$8,293,780

SHORT-TERM INVESTMENTS - 4.9%
Certificate of Deposit - 0.6%
Intesa Sanpaolo SpA
2.375%, 12/21/2012		$21,100,000	$20,759,952
Commercial Paper - 1.1%
Itau Unibanco SA
1.614%, 05/09/2012 *		25,500,000	25,456,571
1.614%, 05/16/2012 *		11,700,000	11,676,403

			37,132,974
U.S. Government - 0.0%
U.S. Treasury Bill
0.122%, 08/23/2012 (D)*		869,000	868,579
0.156%, 02/07/2013 *		100,000	99,865

			968,444
Foreign Government - 0.8%
Japan Treasury Discount Bill
0.100%, 04/27/2012*	JPY	1,090,000,000	13,168,180
Mexico Cetes
4.360%, 06/28/2012*	MXN	1,957,000,000	15,128,211

			28,296,391
Repurchase Agreement - 2.4%
Repurchase Agreement with Barclays
Capital dated 03/30/2012 at 0.100% to
be repurchased at $67,800,565 on
04/02/2012, collateralized by
$68,346,000 U.S. Treasury Notes,
1.375% due 02/15/2013 (valued at
$69,156,406, including interest)
0.180%, 04/03/2012		$67,800,000	67,800,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 03/30/2012 at
0.010% to be repurchased at $3,890,003
on 04/02/2012, collateralized by
$3,970,000 Federal Home Loan Bank,
0.200% due 09/14/2012 (valued at
$3,970,000, including interest)
0.010%, 04/03/2012	$3,890,000	$3,890,000
Repurchase Agreement with TD Securities
dated 03/30/2012 at 0.110% to be
repurchased at $12,900,118 on
04/02/2012, collateralized by
$13,090,000 U.S. Treasury Notes,
1.750% due 08/15/2012 (valued at
$13,196,946, including interest)
-	12,900,000	12,900,000

		84,590,000

TOTAL SHORT-TERM INVESTMENTS (Cost $172,831,130)		$171,747,761

Total Investments (Total Return Trust)
(Cost $4,477,444,182) - 129.5%		$4,536,728,990
Other assets and liabilities, net - (29.5%)		(1,034,596,169)

TOTAL NET ASSETS - 100.0%		$3,502,132,821

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.5%
Consumer Discretionary - 12.2%
Auto Components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	$22,050
Amerigon, Inc. (I)	418	6,763
Autoliv, Inc.	2,125	142,481
BorgWarner, Inc. (I)(L)	2,566	216,416
Cooper Tire & Rubber Company	1,549	23,576
Dana Holding Corp.	3,498	54,219
Dorman Products, Inc. (I)	456	23,074
Drew Industries, Inc. (I)	570	15,567
Exide Technologies (I)	2,107	6,595
Federal-Mogul Corp. (I)	2,412	41,511
Fuel Systems Solutions, Inc. (I)	460	12,034
Gentex Corp. (L)	3,389	83,031
Icahn Enterprises LP	1,924	83,097
Johnson Controls, Inc.	16,063	521,726
Lear Corp.	2,464	114,551
Modine Manufacturing Company (I)	1,044	9,219
Motorcar Parts of America, Inc. (I)	567	5,455
Shiloh Industries, Inc.	618	5,890
Spartan Motors, Inc.	1,002	5,301
Standard Motor Products, Inc.	572	10,147
Stoneridge, Inc. (I)	507	5,014
Superior Industries International, Inc.	742	14,499
Tenneco, Inc. (I)(L)	1,435	53,310
The Goodyear Tire & Rubber Company (I)	5,784	64,896
Tower International, Inc. (I)	347	4,226
TRW Automotive Holdings Corp. (I)	2,912	135,262
UQM Technologies, Inc. (I)	2,453	3,630

378

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Visteon Corp. (I)	1,239	$65,667

		1,749,207
Automobiles - 0.6%
Ford Motor Company	89,716	1,120,553
General Motors Company (I)	36,941	947,537
Harley-Davidson, Inc.	5,479	268,909
Tesla Motors, Inc. (I)(L)	2,474	92,132
Thor Industries, Inc.	1,235	38,977
Winnebago Industries, Inc. (I)(L)	865	8,477

		2,476,585
Distributors - 0.1%
Core-Mark Holding Company, Inc.	254	10,399
Genuine Parts Company	3,634	228,034
LKQ Corp. (I)	3,506	109,282
Pool Corp.	1,076	40,264
VOXX International Corp. (I)	569	7,716
Weyco Group, Inc.	202	4,787

		400,482
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	17,214
Apollo Group, Inc., Class A (I)	3,097	119,668
Ascent Capital Group, Inc., Class A (I)	363	17,166
Bridgepoint Education, Inc. (I)(L)	1,143	28,289
Capella Education Company (I)	323	11,612
Career Education Corp. (I)	1,814	14,621
Carriage Services, Inc.	804	6,070
Coinstar, Inc. (I)	754	47,917
Collectors Universe, Inc.	376	6,482
Corinthian Colleges, Inc. (I)	2,076	8,595
DeVry, Inc.	1,612	54,598
Education Management Corp. (I)	3,020	41,344
Grand Canyon Education, Inc. (I)	926	16,446
H&R Block, Inc.	6,810	112,161
Hillenbrand, Inc.	1,394	31,992
ITT Educational Services, Inc. (I)(L)	608	40,213
K12, Inc. (I)	824	19,471
Learning Tree International, Inc. (I)	519	3,104
Lincoln Educational Services Corp.	678	5,363
Mac-Gray Corp.	473	7,156
Matthews International Corp., Class A	631	19,965
Regis Corp. (L)	1,321	24,346
School Specialty, Inc. (I)(L)	600	2,124
Service Corp. International	5,375	60,523
Sotheby’s	1,604	63,101
Steiner Leisure, Ltd. (I)	379	18,507
Stewart Enterprises, Inc., Class A (L)	1,856	11,266
Stonemor Partners LP	452	11,011
Strayer Education, Inc. (L)	266	25,078
Universal Technical Institute, Inc.	601	7,927
Weight Watchers International, Inc.	1,728	133,384

		986,714
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (I)	479	8,124
Ambassadors Group, Inc.	714	3,820
Ameristar Casinos, Inc.	831	15,482
Bally Technologies, Inc. (I)	1,027	48,012
Benihana, Inc.	692	9,031
Biglari Holdings, Inc. (I)	36	14,503
BJ’s Restaurants, Inc. (I)(L)	673	33,886
Bluegreen Corp. (I)	1,278	5,508
Bob Evans Farms, Inc. (L)	747	28,177
Boyd Gaming Corp. (I)	2,162	16,950

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bravo Brio Restaurant Group, Inc. (I)	563	$11,237
Brinker International, Inc. (L)	1,866	51,408
Buffalo Wild Wings, Inc. (I)	443	40,176
Caribou Coffee Company, Inc. (I)(L)	570	10,625
Carnival Corp.	14,048	450,660
Carrols Restaurant Group, Inc. (I)	359	5,475
CEC Entertainment, Inc.	416	15,771
Cedar Fair LP	1,308	38,704
Chipotle Mexican Grill, Inc. (I)(L)	739	308,902
Choice Hotels International, Inc. (L)	1,424	53,172
Churchill Downs, Inc.	397	22,192
Cracker Barrel Old Country Store, Inc.	552	30,802
Darden Restaurants, Inc.	3,099	158,545
Denny’s Corp. (I)	1,922	7,765
DineEquity, Inc. (I)	392	19,443
Domino’s Pizza, Inc.	1,357	49,259
Dover Downs Gaming & Entertainment, Inc.	2,140	5,393
Dunkin’ Brands Group, Inc.	2,913	87,710
Einstein Noah Restaurant Group, Inc.	272	4,058
Frisch’s Restaurants, Inc.	223	6,010
Gaylord Entertainment Company (I)(L)	1,164	35,851
Hyatt Hotels Corp., Class A (I)	3,982	170,111
International Game Technology	7,111	119,394
International Speedway Corp., Class A	1,141	31,663
Interval Leisure Group, Inc.	1,476	25,682
Isle of Capri Casinos, Inc. (I)	996	7,032
Jack in the Box, Inc. (I)(L)	1,000	23,970
Jamba, Inc. (I)	2,802	5,800
Krispy Kreme Doughnuts, Inc. (I)	1,678	12,249
Las Vegas Sands Corp.	17,292	995,500
Life Time Fitness, Inc. (I)	1,011	51,126
Luby’s, Inc. (I)	958	5,815
Marcus Corp.	655	8,220
Marriott International, Inc., Class A	7,968	301,589
Marriott Vacations Worldwide Corp. (I)	845	24,091
McDonald’s Corp.	24,161	2,370,194
MGM Resorts International (I)	11,571	157,597
MTR Gaming Group, Inc. (I)	1,457	7,154
Multimedia Games Holding Company, Inc. (I)	748	8,198
Orient Express Hotels, Ltd., Class A (I)(L)	3,043	31,039
P.F. Chang’s China Bistro, Inc. (L)	475	18,772
Panera Bread Company, Class A (I)	687	110,552
Papa John’s International, Inc. (I)	556	20,939
Peet’s Coffee & Tea, Inc. (I)(L)	321	23,658
Penn National Gaming, Inc. (I)	1,875	80,588
Pinnacle Entertainment, Inc. (I)	1,568	18,048
Premier Exhibitions, Inc. (I)	1,642	5,813
Red Robin Gourmet Burgers, Inc. (I)(L)	390	14,504
Rick’s Cabaret International, Inc. (I)	459	4,282
Royal Caribbean Cruises, Ltd.	5,129	150,946
Ruby Tuesday, Inc. (I)	1,530	13,969
Ruth’s Hospitality Group, Inc. (I)(L)	855	6,489
Scientific Games Corp., Class A (I)	2,110	24,603
Shuffle Master, Inc. (I)	1,236	21,754
Six Flags Entertainment Corp.	1,300	60,801
Sonic Corp. (I)	1,651	12,680
Speedway Motorsports, Inc.	897	16,756
Starbucks Corp.	17,594	983,329
Starwood Hotels & Resorts Worldwide, Inc.	4,565	257,512
Texas Roadhouse, Inc., Class A	1,544	25,692
The Cheesecake Factory, Inc. (I)	1,261	37,061
The Wendy’s Company	9,313	46,658
Town Sports International Holdings, Inc. (I)	802	10,129
Vail Resorts, Inc. (L)	847	36,633
WMS Industries, Inc. (I)	1,380	32,747

379

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	3,649	$169,715
Wynn Resorts, Ltd.	2,930	365,898
Yum! Brands, Inc.	10,841	771,662

		9,295,265
Household Durables - 0.4%
American Greetings Corp., Class A (L)	992	15,217
Bassett Furniture Industries, Inc.	603	5,548
Beazer Homes USA, Inc. (I)	1,737	5,645
Blyth, Inc.	212	15,864
Cavco Industries, Inc. (I)	147	6,847
D.R. Horton, Inc.	7,475	113,396
Ethan Allen Interiors, Inc. (L)	612	15,496
Flexsteel Industries, Inc.	416	7,530
Furniture Brands International, Inc. (I)	1,851	3,110
Harman International Industries, Inc.	1,680	78,641
Helen of Troy, Ltd. (I)	744	25,303
Hovnanian Enterprises, Inc., Class A (I)(L)	1,696	4,155
iRobot Corp. (I)	671	18,291
Jarden Corp.	2,186	87,943
KB Home (L)	1,721	15,317
Kid Brands, Inc. (I)	1,087	2,935
La-Z-Boy, Inc. (I)	1,265	18,924
Leggett & Platt, Inc.	3,208	73,816
Lennar Corp., Class A (L)	4,456	121,114
Libbey, Inc. (I)	573	7,415
Lifetime Brands, Inc.	456	5,125
M/I Homes, Inc. (I)	534	6,600
MDC Holdings, Inc. (L)	1,199	30,922
Meritage Homes Corp. (I)	696	18,834
Mohawk Industries, Inc. (I)	1,607	106,882
Newell Rubbermaid, Inc.	6,859	122,159
NVR, Inc. (I)(L)	120	87,160
PulteGroup, Inc. (I)	8,796	77,845
Ryland Group, Inc.	989	19,068
Sealy Corp. (I)	2,921	5,900
Skullcandy, Inc. (I)	724	11,461
Standard Pacific Corp. (I)(L)	5,070	22,612
Tempur-Pedic International, Inc. (I)	1,548	130,698
Toll Brothers, Inc. (I)	3,880	93,081
Tupperware Brands Corp.	1,346	85,471
Universal Electronics, Inc. (I)	417	8,332
Whirlpool Corp.	1,784	137,118

		1,611,775
Internet & Catalog Retail - 1.0%
1-800-Flowers.com, Inc., Class A (I)	2,175	6,590
Amazon.com, Inc. (I)	10,721	2,171,110
Blue Nile, Inc. (I)(L)	298	9,828
Expedia, Inc. (L)	3,092	103,396
Gaiam, Inc., Class A (I)	955	3,801
Geeknet, Inc. (I)	256	3,702
Groupon, Inc. (I)(L)	15,040	276,435
HomeAway, Inc. (I)(L)	1,918	48,660
HSN, Inc.	1,393	52,976
Liberty Interactive Corp., Series A (I)	13,819	263,805
Netflix, Inc. (I)(L)	1,306	150,242
NutriSystem, Inc.	805	9,040
Orbitz Worldwide, Inc. (I)	2,566	7,826
Overstock.com, Inc. (I)	707	3,705
PetMed Express, Inc.	364	4,506
priceline.com, Inc. (I)	1,172	840,910
Shutterfly, Inc. (I)(L)	874	27,382
TripAdvisor, Inc. (I)	2,900	103,443
US Auto Parts Network, Inc. (I)	1,067	3,852

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
ValueVision Media, Inc. (I)	1,151	$2,383
Vitacost.com, Inc. (I)	888	7,068

		4,100,660
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	325	13,920
Black Diamond, Inc. (I)	814	7,538
Brunswick Corp.	1,999	51,474
Callaway Golf Company (L)	1,516	10,248
Eastman Kodak Company (I)(L)	6,959	2,220
Hasbro, Inc.	3,054	112,143
Jakks Pacific, Inc. (L)	651	11,360
Leapfrog Enterprises, Inc. (I)	1,585	13,251
Marine Products Corp. (L)	1,228	7,307
Mattel, Inc.	7,990	268,943
Polaris Industries, Inc.	1,618	116,739
Smith & Wesson Holding Corp. (I)	1,795	13,911
Steinway Musical Instruments, Inc. (I)	327	8,175
Sturm Ruger & Company, Inc. (L)	479	23,519
The Nautilus Group, Inc. (I)	1,550	4,340

		665,088
Media - 3.0%
AH Belo Corp.	745	3,643
AMC Networks, Inc. (I)	1,696	75,692
Arbitron, Inc.	677	25,035
Belo Corp., Class A	2,202	15,788
Cablevision Systems Corp., Class A	6,913	101,483
CBS Corp., Class B	15,434	523,367
Charter Communications, Inc., Class A (I)	2,616	165,985
Cinemark Holdings, Inc.	2,578	56,587
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	68,293
Comcast Corp., Class A	64,133	1,924,631
Crown Media Holdings, Inc. (I)(L)	6,814	10,834
Cumulus Media, Inc., Class A (I)(L)	3,719	12,979
Digital Domain Media Group, Inc. (I)(L)	1,220	6,942
Digital Generation, Inc. (I)(L)	594	6,065
DIRECTV, Class A (I)	16,663	822,152
Discovery
Communications, Inc., Series A (I)(L)	6,249	316,199
DISH Network Corp.	10,471	344,810
DreamWorks Animation SKG, Inc. (I)(L)	2,049	37,804
Entercom
Communications Corp., Class A (I)(L)	1,104	7,165
EW Scripps Company (I)	1,326	13,088
Fisher Communications, Inc. (I)	174	5,345
Gannett Company, Inc.	5,621	86,170
Gray Television, Inc. (I)	2,173	4,107
Harte-Hanks, Inc.	1,351	12,227
John Wiley & Sons, Inc. (L)	1,356	64,532
Journal Communications, Inc., Class A (I)	973	5,478
Knology, Inc. (I)	793	14,433
Lamar Advertising Company, Class A (I)(L)	2,245	72,760
Liberty Global, Inc., Series A (I)	6,538	327,423
Liberty Media Corp. - Liberty
Capital, Series A (I)	2,686	236,771
LIN TV Corp., Class A (I)	917	3,714
Live Nation Entertainment, Inc. (I)(L)	4,343	40,824
LodgeNet Interactive Corp. (I)	1,135	3,973
Martha Stewart Living
Omnimedia, Inc., Class A	1,298	4,945
Media General, Inc., Class A (I)	932	4,790
Meredith Corp. (L)	1,091	35,414
Morningstar, Inc.	1,197	75,471

380

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
National CineMedia, Inc.	1,162	$17,779
News Corp., Class A	59,486	1,171,279
Nexstar Broadcasting Group, Inc. (I)	858	7,130
Omnicom Group, Inc.	6,502	329,326
Pandora Media Incpandora Media Inc (I)	3,852	39,329
ReachLocal, Inc. (I)	589	4,200
Regal Entertainment Group (L)	3,500	47,600
Rentrak Corp. (I)	257	5,834
Saga Communications, Inc., Class A (I)	150	5,370
Scholastic Corp.	703	24,802
Scripps Networks Interactive, Inc., Class A	3,770	183,561
Sinclair Broadcast Group, Inc., Class A	1,806	19,974
Sirius XM Radio, Inc. (I)	88,599	204,664
The Interpublic Group of Companies, Inc.	10,889	124,243
The Madison Square Garden, Inc., Class A (I)	1,845	63,099
The McClatchy Company, Class A (I)(L)	2,673	7,725
The McGraw-Hill Companies, Inc.	6,920	335,412
The New York Times Company, Class A (I)	3,548	24,091
The Walt Disney Company	42,380	1,855,396
The Washington Post Company, Class B (L)	185	69,110
Time Warner Cable, Inc.	7,542	614,673
Time Warner, Inc.	23,618	891,580
Valassis Communications, Inc. (I)	1,038	23,874
Value Line, Inc.	353	4,335
Viacom, Inc., Class B	13,867	658,128
Virgin Media, Inc. (L)	7,128	178,057
World Wrestling Entertainment, Inc., Class A	1,610	14,281

		12,461,771
Multiline Retail - 0.8%
Big Lots, Inc. (I)	1,551	66,724
Dillard’s, Inc., Class A (L)	1,185	74,679
Dollar General Corp. (I)	7,936	366,643
Dollar Tree, Inc. (I)	2,803	264,855
Family Dollar Stores, Inc.	2,767	175,096
Fred’s, Inc., Class A	797	11,644
Gordmans Stores, Inc. (I)	571	12,545
J.C. Penney Company, Inc. (L)	5,008	177,433
Kohl’s Corp.	5,960	298,179
Macy’s, Inc.	9,889	392,890
Nordstrom, Inc.	4,929	274,644
Saks, Inc. (I)(L)	3,627	42,109
Sears Holdings Corp. (I)(L)	2,538	168,143
Target Corp.	15,829	922,356
The Bon-Ton Stores, Inc.	651	6,015
Tuesday Morning Corp. (I)	1,352	5,192

		3,259,147
Specialty Retail - 2.3%
Aaron’s, Inc.	1,760	45,584
Abercrombie & Fitch Company, Class A	2,066	102,494
Advance Auto Parts, Inc.	1,706	151,100
Aeropostale, Inc. (I)	1,988	42,981
American Eagle Outfitters, Inc.	4,630	79,590
Americas Car-Mart, Inc. (I)	190	8,356
ANN, Inc. (I)	1,264	36,201
Asbury Automotive Group, Inc. (I)	788	21,276
Ascena Retail Group, Inc. (I)	1,823	80,795
AutoNation, Inc. (I)(L)	3,323	114,012
AutoZone, Inc. (I)	928	345,030
Barnes & Noble, Inc. (I)(L)	1,472	19,504
Bebe Stores, Inc.	1,774	16,374
Bed Bath & Beyond, Inc. (I)	5,770	379,493
Best Buy Company, Inc. (L)	8,532	202,038
Big 5 Sporting Goods Corp.	708	5,551

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Body Central Corp. (I)	431	$12,508
Brown Shoe Company, Inc. (L)	1,153	10,642
Build-A-Bear Workshop, Inc. (I)	637	3,344
Cabela’s, Inc. (I)(L)	1,670	63,711
CarMax, Inc. (I)(L)	5,332	184,754
Casual Male Retail Group, Inc. (I)	1,549	5,205
Charming Shoppes, Inc. (I)	2,330	13,747
Chico’s FAS, Inc.	3,855	58,211
Christopher & Banks Corp.	1,198	2,228
Citi Trends, Inc. (I)	426	4,882
Collective Brands, Inc. (I)	1,328	26,108
Conn’s, Inc. (I)	772	11,850
Cost Plus, Inc. (I)	604	10,812
Destination Maternity Corp.	407	7,558
Dick’s Sporting Goods, Inc.	2,831	136,114
Dreams, Inc. (I)	1,708	4,953
DSW, Inc., Class A	1,018	55,756
Express, Inc. (I)	2,030	50,709
Foot Locker, Inc.	3,503	108,768
Francesca’s Holdings Corp. (I)	1,068	33,759
GameStop Corp., Class A (L)	3,166	69,145
Genesco, Inc. (I)	586	41,987
GNC Holdings, Inc., Class A	2,531	88,307
Group 1 Automotive, Inc. (L)	515	28,928
Guess?, Inc. (L)	2,198	68,688
Haverty Furniture Companies, Inc.	658	7,304
hhgregg, Inc. (I)(L)	1,031	11,733
Hibbett Sports, Inc. (I)(L)	589	32,130
HOT Topic, Inc.	1,207	12,251
Jos A. Bank Clothiers, Inc. (I)	653	32,918
Kirkland’s, Inc. (I)	384	6,213
Limited Brands, Inc.	6,980	335,040
Lithia Motors, Inc., Class A	616	16,139
Lowe’s Companies, Inc.	29,556	927,467
Lumber Liquidators Holdings, Inc. (I)	574	14,413
MarineMax, Inc. (I)	667	5,489
Mattress Firm Holding Corp. (I)	808	30,623
Monro Muffler Brake, Inc. (L)	719	29,831
New York & Company, Inc. (I)	1,751	6,531
O’Reilly Automotive, Inc. (I)	3,039	277,613
Office Depot, Inc. (I)	7,232	24,950
OfficeMax, Inc. (I)(L)	2,191	12,533
Orchard Supply Hardware Stores Corp. (I)(L)	114	2,354
Pacific Sunwear of California, Inc. (I)(L)	2,141	3,768
Penske Automotive Group, Inc. (L)	2,065	50,861
PEP Boys - Manny, Moe & Jack (L)	1,341	20,008
PetSmart, Inc.	2,657	152,034
Pier 1 Imports, Inc.	2,566	46,650
RadioShack Corp. (L)	2,580	16,048
Rent-A-Center, Inc.	1,408	53,152
Ross Stores, Inc.	5,498	319,434
Rue21, Inc. (I)	636	18,660
Sally Beauty Holdings, Inc. (I)	4,342	107,682
Select Comfort Corp. (I)	1,360	44,050
Shoe Carnival, Inc. (I)	352	11,341
Signet Jewelers, Ltd.	2,078	98,248
Sonic Automotive, Inc.	1,330	23,820
Stage Stores, Inc.	669	10,865
Staples, Inc.	16,540	267,617
Stein Mart, Inc. (I)	1,168	7,709
Systemax, Inc. (I)	757	12,763
Talbots, Inc. (I)	1,745	5,287
Teavana Holdings, Inc. (I)	940	18,537
The Buckle, Inc.	1,131	54,175
The Cato Corp., Class A	724	20,011

381

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Children’s Place Retail Stores, Inc. (I)	613	$31,674
The Finish Line, Inc., Class A (L)	1,301	27,607
The Gap, Inc.	11,514	300,976
The Home Depot, Inc.	36,385	1,830,529
The Men’s Wearhouse, Inc.	1,225	47,493
The Wet Seal, Inc., Class A (I)(L)	1,580	5,451
Tiffany & Company	2,993	206,906
TJX Companies, Inc.	18,072	717,639
Tractor Supply Company	1,649	149,333
Ulta Salon Cosmetics & Fragrance, Inc.	1,445	134,226
Urban Outfitters, Inc. (I)	3,407	99,178
Vitamin Shoppe, Inc. (I)	703	31,080
West Marine, Inc. (I)	659	7,895
Williams-Sonoma, Inc. (L)	2,474	92,726
Winmark Corp.	106	6,142
Zale Corp. (I)	1,118	3,455
Zumiez, Inc. (I)	671	24,230

		9,617,845
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc. (I)(L)	1,370	68,185
Cherokee, Inc.	333	3,793
Coach, Inc.	6,894	532,768
Columbia Sportswear Company	812	38,529
Crocs, Inc. (I)	2,044	42,760
Culp, Inc. (I)	525	5,765
Deckers Outdoor Corp. (I)	915	57,691
Delta Apparel, Inc. (I)	304	4,995
DGSE Companies, Inc. (I)	495	3,703
Fossil, Inc. (I)	1,483	195,726
G-III Apparel Group, Ltd. (I)(L)	510	14,494
Hanesbrands, Inc. (I)	2,274	67,174
Iconix Brand Group, Inc. (I)(L)	1,798	31,249
K-Swiss, Inc., Class A (I)	1,074	4,403
Kenneth Cole Productions, Inc., Class A (I)	339	5,458
Liz Claiborne, Inc. (I)(L)	2,134	28,510
Maidenform Brands, Inc. (I)	602	13,551
Movado Group, Inc.	660	16,203
NIKE, Inc., Class B	10,939	1,186,225
Oxford Industries, Inc.	405	20,582
Perry Ellis International, Inc. (I)(L)	451	8,420
PVH Corp.	1,586	141,677
Quiksilver, Inc. (I)	3,577	14,451
Ralph Lauren Corp.	2,170	378,296
RG Barry Corp.	426	5,197
Rocky Brands, Inc. (I)	373	5,077
Skechers U.S.A., Inc., Class A (I)	1,206	15,340
Steven Madden, Ltd. (I)	1,012	43,263
The Jones Group, Inc.	1,753	22,018
The Warnaco Group, Inc. (I)	950	55,480
True Religion Apparel, Inc. (I)	560	15,344
Under Armour, Inc., Class A (I)	1,226	115,244
Unifi, Inc. (I)	645	6,231
Vera Bradley, Inc. (I)	970	29,284
VF Corp.	2,599	379,402
Wolverine World Wide, Inc.	1,097	40,786

		3,617,274

		50,241,813
Consumer Staples - 9.5%
Beverages - 1.9%
Beam, Inc.	3,689	216,065
Boston Beer Company, Inc. (I)	305	32,571
Brown Forman Corp., Class B	3,394	283,026
Central European Distribution Corp. (I)(L)	1,636	8,360

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Bottling Company Consolidated	252	$15,810
Coca-Cola Enterprises, Inc.	7,385	211,211
Constellation Brands, Inc., Class A (I)	4,764	112,383
Craft Brewers Alliance, Inc. (I)	758	5,806
Dr. Pepper Snapple Group, Inc.	5,066	203,704
MGP Ingredients, Inc.	667	3,588
Molson Coors Brewing Company, Class B	3,735	169,009
Monster Beverage Corp. (I)	4,100	254,569
National Beverage Corp. (I)	1,067	17,115
PepsiCo, Inc.	36,882	2,447,121
Primo Water Corp. (I)	1,119	2,182
The Coca-Cola Company	53,576	3,965,160

		7,947,680
Food & Staples Retailing - 2.4%
Arden Group, Inc.	92	8,362
Casey’s General Stores, Inc.	899	49,859
Costco Wholesale Corp.	10,247	930,428
CVS Caremark Corp.	30,706	1,375,629
Harris Teeter Supermarkets, Inc.	1,170	46,917
Ingles Markets, Inc.	528	9,314
Nash Finch Company	244	6,934
Pricesmart, Inc.	723	52,642
Rite Aid Corp. (I)	22,455	39,072
Safeway, Inc. (L)	7,941	160,488
Spartan Stores, Inc.	439	7,955
SUPERVALU, Inc. (L)	5,248	29,966
Susser Holdings Corp. (I)	522	13,400
Sysco Corp. (L)	13,947	416,457
The Andersons, Inc. (L)	475	23,128
The Chefs’ Warehouse, Inc. (I)	546	12,634
The Fresh Market, Inc. (I)	1,153	55,286
The Kroger Company	13,402	324,730
The Pantry, Inc. (I)	626	8,144
United Natural Foods, Inc. (I)	1,152	53,752
Village Super Market, Inc.	374	11,815
Wal-Mart Stores, Inc.	81,296	4,975,315
Walgreen Company	20,712	693,645
Weis Markets, Inc.	584	25,462
Whole Foods Market, Inc.	4,227	351,686

		9,683,020
Food Products - 1.8%
Alico, Inc.	249	5,754
Archer-Daniels-Midland Company	15,762	499,025
B&G Foods, Inc.	1,133	25,504
Bunge, Ltd. (L)	3,459	236,734
Cal-Maine Foods, Inc. (L)	545	20,852
Calavo Growers, Inc.	335	8,971
Campbell Soup Company (L)	7,545	255,398
Chiquita Brands International, Inc. (I)(L)	1,173	10,311
ConAgra Foods, Inc.	9,771	256,586
Corn Products International, Inc.	1,762	101,579
Darling International, Inc. (I)	2,850	49,647
Dean Foods Company (I)	4,436	53,720
Diamond Foods, Inc. (L)	559	12,756
Dole Food Company, Inc. (I)(L)	2,273	22,685
Feihe International, Inc. (I)(L)	571	1,804
Flowers Foods, Inc.	3,273	66,671
Fresh Del Monte Produce, Inc.	1,438	32,844
General Mills, Inc.	15,190	599,246
Green Mountain Coffee Roasters, Inc. (I)(L)	3,641	170,544
Griffin Land & Nurseries, Inc.	165	4,358
H.J. Heinz Company	7,564	405,052
Hormel Foods Corp.	6,304	186,094

382

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Imperial Sugar Company (L)	455	$2,134
J&J Snack Foods Corp.	412	21,614
Kellogg Company	8,441	452,691
Kraft Foods, Inc., Class A	41,680	1,584,257
Lancaster Colony Corp. (L)	662	43,997
Lifeway Foods, Inc. (I)	593	5,485
McCormick & Company, Inc., Non-
Voting Shares	3,144	171,128
Mead Johnson Nutrition Company	4,822	397,719
Omega Protein Corp. (I)	623	4,741
Pilgrim’s Pride Corp. (I)	5,465	40,769
Post Holdings, Inc. (I)	858	28,254
Ralcorp Holdings, Inc. (I)	1,309	96,984
Sanderson Farms, Inc. (L)	484	25,667
Sara Lee Corp.	13,981	301,011
Seneca Foods Corp., Class A (I)	350	9,219
Smart Balance, Inc. (I)	1,190	7,866
Smithfield Foods, Inc. (I)	3,883	85,542
Snyders-Lance, Inc.	1,674	43,273
The Hain Celestial Group, Inc. (I)	1,072	46,964
The Hershey Company	5,336	327,257
The J.M. Smucker Company	2,686	218,533
Tootsie Roll Industries, Inc. (L)	1,488	34,098
TreeHouse Foods, Inc. (I)	857	50,992
Tyson Foods, Inc., Class A	8,722	167,026

		7,193,356
Household Products - 1.6%
Central Garden & Pet Company, Class A (I)	1,370	13,193
Church & Dwight Company, Inc.	3,332	163,901
Clorox Company	3,078	211,613
Colgate-Palmolive Company	11,406	1,115,279
Energizer Holdings, Inc. (I)	1,583	117,427
Harbinger Group, Inc. (I)	1,153	5,973
Kimberly-Clark Corp.	9,284	685,995
Orchids Paper Products Company	321	5,775
The Procter & Gamble Company	64,901	4,361,996
WD-40 Company	367	16,643

		6,697,795
Personal Products - 0.3%
Avon Products, Inc.	10,172	196,930
Elizabeth Arden, Inc. (I)	729	25,500
Herbalife, Ltd.	2,724	187,466
Inter Parfums, Inc.	628	9,853
Medifast, Inc. (I)	441	7,700
Nature’s Sunshine Products, Inc. (I)	300	4,806
Nu Skin Enterprises, Inc., Class A (L)	1,463	84,722
Parlux Fragrances, Inc. (I)	726	4,109
Prestige Brands Holdings, Inc. (I)	1,082	18,913
Revlon, Inc. (I)	1,331	22,960
Schiff Nutrition International, Inc. (I)	535	6,575
The Estee Lauder Companies, Inc., Class A	9,082	562,539
The Female Health Company	1,047	5,675
USANA Health Sciences, Inc. (I)	326	12,170

		1,149,918
Tobacco - 1.5%
Alliance One International, Inc. (I)(L)	2,675	10,085
Altria Group, Inc.	48,543	1,498,522
Lorillard, Inc.	3,173	410,840
Philip Morris International, Inc.	40,986	3,631,769
Reynolds American, Inc.	13,788	571,375
Star Scientific, Inc. (I)(L)	2,873	9,423
Universal Corp. (L)	512	23,859

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd. (L)	1,875	$33,225

		6,189,098

		38,860,867
Energy - 11.2%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (I)	1,484	66,617
Baker Hughes, Inc.	10,305	432,192
Basic Energy Services, Inc. (I)(L)	1,040	18,044
Bolt Technology Corp.	331	5,131
Bristow Group, Inc.	854	40,761
C&J Energy Services, Inc. (I)(L)	1,221	21,722
Cal Dive International, Inc. (I)(L)	2,573	8,491
Cameron International Corp. (I)	5,770	304,829
CARBO Ceramics, Inc. (L)	550	57,998
Compressco Partners LP	469	8,090
Dawson Geophysical Company (I)	235	8,072
Diamond Offshore Drilling, Inc. (L)	3,277	218,740
Dresser-Rand Group, Inc. (I)	1,769	82,064
Dril-Quip, Inc. (I)	912	59,298
Exterran Holdings, Inc. (I)	1,668	22,001
Exterran Partners LP	908	19,595
FMC Technologies, Inc. (I)	5,598	282,251
Geokinetics, Inc. (I)	926	1,630
Global Geophysical Services, Inc. (I)	769	8,159
Gulf Islands Fabrication, Inc.	311	9,103
Gulfmark Offshore, Inc., Class A (I)	652	29,966
Halliburton Company	21,654	718,696
Heckmann Corp. (I)(L)	3,013	12,986
Helix Energy Solutions Group, Inc. (I)	2,362	42,044
Helmerich & Payne, Inc. (L)	2,529	136,440
Hercules Offshore, Inc. (I)	2,933	13,873
Hornbeck Offshore Services, Inc. (I)	803	33,750
ION Geophysical Corp. (I)(L)	3,857	24,878
Key Energy Services, Inc. (I)	3,596	55,558
Lufkin Industries, Inc.	734	59,197
Matrix Service Company (I)	756	10,592
McDermott International, Inc. (I)	5,524	70,762
Mitcham Industries, Inc. (I)	331	7,434
Nabors Industries, Ltd. (I)	6,826	119,387
National Oilwell Varco, Inc.	9,997	794,462
Natural Gas Services Group, Inc. (I)	423	5,584
Newpark Resources, Inc. (I)(L)	1,864	15,266
Oceaneering International, Inc.	2,495	134,456
Oil States International, Inc. (I)	1,179	92,033
OYO Geospace Corp. (I)	166	17,485
Parker Drilling Company (I)	3,008	17,958
Patterson-UTI Energy, Inc. (L)	3,699	63,956
PHI, Inc. (I)	416	9,630
Pioneer Drilling Company (I)	1,558	13,710
RigNet, Inc. (I)	479	8,397
Rowan Companies, Inc. (I)	2,961	97,506
RPC, Inc. (L)	5,313	56,371
Schlumberger, Ltd.	31,645	2,212,935
SEACOR Holdings, Inc. (I)	481	46,070
Superior Energy Services, Inc. (I)	3,692	97,321
Tesco Corp. (I)	1,032	14,644
Tetra Technologies, Inc. (I)	1,662	15,656
TGC Industries, Inc. (I)	580	5,754
Tidewater, Inc.	1,228	66,337
Union Drilling, Inc. (I)	807	4,487
Unit Corp. (I)	1,166	49,858
Vantage Drilling Company (I)	6,701	10,722

		6,860,949

383

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 9.5%
Abraxas Petroleum Corp. (I)(L)	2,156	$6,727
Adams Resources & Energy, Inc.	148	8,463
Alliance Holdings GP LP (L)	1,431	62,320
Alliance Resource Partners LP	837	50,304
Alon USA Energy, Inc.	1,161	10,507
Alpha Natural Resources, Inc. (I)	5,125	77,951
American Midstream Partners LP	281	6,098
Amyris, Inc. (I)	933	4,833
Anadarko Petroleum Corp.	11,746	920,182
Apache Corp.	9,049	908,882
Apco Oil and Gas International, Inc.	707	48,196
Approach Resources, Inc. (I)	772	28,525
Arch Coal, Inc. (L)	5,005	53,604
Atlas Energy LP	1,140	37,620
Atlas Pipeline Partners LP	1,251	44,260
Atlas Resource Partners LP (I)	116	3,233
ATP Oil & Gas Corp. (I)(L)	1,271	9,342
Berry Petroleum Company, Class A (L)	1,225	57,734
Bill Barrett Corp. (I)(L)	1,147	29,833
Blueknight Energy Partners LP	1,142	7,709
Boardwalk Pipeline Partners LP	4,691	124,124
Bonanza Creek Energy, Inc. (I)	949	20,736
BP Prudhoe Bay Royalty Trust (L)	494	61,854
BPZ Resources, Inc. (I)	3,316	13,363
BreitBurn Energy Partners LP	1,681	32,141
Buckeye Partners LP	2,020	123,584
Cabot Oil & Gas Corp.	4,940	153,980
Callon Petroleum Company (I)	905	5,692
Calumet Specialty Products Partners LP	1,232	32,549
Capital Product Partners LP	1,786	14,484
Carrizo Oil & Gas, Inc. (I)(L)	896	25,321
Cheniere Energy Partners LP	3,943	83,986
Cheniere Energy, Inc. (I)(L)	2,880	43,142
Chesapeake Energy Corp. (L)	15,503	359,205
Chevron Corp.	46,958	5,035,776
Cimarex Energy Company (L)	2,021	152,525
Clayton Williams Energy, Inc. (I)	273	21,687
Clean Energy Fuels Corp. (I)(L)	1,638	34,857
Cloud Peak Energy, Inc. (I)	1,465	23,337
Cobalt International Energy, Inc. (I)	9,257	277,988
Comstock Resources, Inc. (I)(L)	1,220	19,313
Concho Resources, Inc. (I)	2,438	248,871
ConocoPhillips	31,293	2,378,581
CONSOL Energy, Inc.	5,336	181,958
Contango Oil & Gas Company (I)	361	21,267
Continental Resources, Inc. (I)(L)	4,246	364,392
Copano Energy LLC	1,588	56,692
Crimson Exploration, Inc. (I)	1,557	6,462
Cross Timbers Royalty Trust	156	6,555
Crosstex Energy LP	1,262	21,568
Crosstex Energy, Inc. (L)	1,099	15,540
CVR Energy, Inc. (I)	1,988	53,179
DCP Midstream Partners LP	1,051	48,178
Delek US Holdings, Inc.	1,210	18,767
Denbury Resources, Inc. (I)	9,207	167,844
Devon Energy Corp.	9,525	677,418
DHT Holdings, Inc.	1,257	1,207
Dorchester Minerals LP	663	17,410
Eagle Rock Energy Partners LP	3,102	30,679
El Paso Corp.	18,160	536,628
El Paso Pipeline Partners LP	4,934	172,147
Enbridge Energy Management LLC (I)	913	29,070
Enbridge Energy Partners LP	6,655	206,105
Endeavour International Corp. (I)	746	8,840
Energen Corp.	1,687	82,916

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Partners, Ltd. (I)	1,024	$17,009
Energy Transfer Equity LP	8,218	331,185
Energy Transfer Partners LP	5,247	246,137
Energy XXI Bermuda, Ltd. (I)	1,807	65,251
Enterprise Products Partners LP	20,529	1,036,099
EOG Resources, Inc.	6,328	703,041
EQT Corp.	3,500	168,735
EV Energy Partner LP	807	56,159
Evolution Petroleum Corp. (I)	784	7,291
EXCO Resources, Inc. (L)	5,188	34,396
Exxon Mobil Corp.	113,051	9,804,913
Forest Oil Corp. (I)	2,769	33,560
FX Energy, Inc. (I)(L)	1,516	8,247
Gastar Exploration, Ltd. (I)	1,854	5,543
Genesis Energy LP	1,706	52,442
GeoResources, Inc. (I)	640	20,954
Gevo Inc. (I)	551	5,064
Global Partners LP	498	11,569
GMX Resources, Inc. (I)(L)	1,403	1,782
Goodrich Petroleum Corp. (I)(L)	816	15,520
Green Plains Renewable Energy, Inc. (I)	881	9,506
Gulfport Energy Corp. (I)	1,297	37,769
Halcon Resources Corp. (I)	661	6,203
Harvest Natural Resources, Inc. (I)(L)	980	6,938
Hess Corp.	8,011	472,248
Holly Energy Partners LP	641	39,127
HollyFrontier Corp.	4,960	159,464
Houston American Energy Corp. (I)	690	3,602
Hugoton Royalty Trust (L)	1,047	15,370
Hyperdynamics Corp. (I)(L)	3,833	4,945
Inergy LP	2,721	44,543
Isramco, Inc. (I)	58	5,067
James River Coal Company (I)(L)	776	3,973
Kinder Morgan Energy Partners LP	5,435	449,746
Kinder Morgan Management LLC (I)	2,313	172,619
Kinder Morgan, Inc. (L)	19,098	738,138
KiOR, Inc., Class A (I)(L)	2,519	33,679
Kodiak Oil & Gas Corp. (I)	5,894	58,704
Laredo Petroleum, Inc. (I)	2,942	68,960
Legacy Reserves LP	1,120	32,390
Linn Energy LLC	4,618	176,177
Magellan Midstream Partners LP	2,658	192,280
Magnum Hunter Resources Corp. (I)(L)	3,325	21,313
Marathon Oil Corp.	16,547	524,540
Marathon Petroleum Corp.	8,375	363,140
Markwest Energy Partners LP	2,226	130,110
Martin Midstream Partners LP	581	19,626
McMoRan Exploration Company (I)(L)	3,903	41,762
Murphy Oil Corp.	4,596	258,617
Natural Resource Partners LP	2,561	61,438
Newfield Exploration Company (I)	3,177	110,178
Niska Gas Storage Partners LLC	938	8,949
Noble Energy, Inc.	4,157	406,471
Northern Oil and Gas, Inc. (I)(L)	1,562	32,396
NuStar Energy LP	1,664	98,309
NuStar GP Holdings LLC	1,048	36,282
Oasis Petroleum, Inc. (I)	2,168	66,839
Occidental Petroleum Corp.	19,139	1,822,607
Oiltanking Partners LP	945	29,030
ONEOK Partners LP	4,809	262,908
Overseas Shipholding Group, Inc.	760	9,599
Oxford Resource Partners LP	353	3,001
PAA Natural Gas Storage LP	1,497	28,443
Pacific Ethanol, Inc. (I)	3,509	3,860
Panhandle Oil and Gas, Inc.	177	5,218

384

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Patriot Coal Corp. (I)(L)	2,255	$14,071
Peabody Energy Corp.	6,375	184,620
Penn Virginia Corp.	1,269	5,774
Penn Virginia Resource Partners LP	1,865	40,713
Petroleum Development Corp. (I)	603	22,365
Petroquest Energy, Inc. (I)	1,669	10,248
Pioneer Natural Resources Company (L)	2,862	319,371
Pioneer Southwest Energy Partners LP	782	20,895
Plains All American Pipeline LP	3,655	286,735
Plains Exploration & Production Company (I)	3,292	140,404
QEP Resources, Inc.	4,200	128,100
Quicksilver Resources, Inc. (I)(L)	4,280	21,571
Range Resources Corp.	3,806	221,281
Regency Energy Partners LP	3,764	92,557
Rentech, Inc. (I)	5,518	11,477
Resolute Energy Corp. (I)	1,523	17,332
REX American Resources Corp. (I)	283	8,688
Rex Energy Corp. (I)	1,146	12,239
Rhino Resource Partners LP	453	8,367
Rosetta Resources, Inc. (I)	1,283	62,559
Sanchez Energy Corp. (I)	845	18,970
SandRidge Energy, Inc. (I)	9,916	77,642
Sandridge Mississippian Trust	505	15,044
SemGroup Corp., Class A (I)	1,031	30,043
Ship Finance International, Ltd. (L)	2,036	31,151
SM Energy Company	1,515	107,217
Solazyme, Inc. (I)	1,538	22,501
Southwestern Energy Company (I)	8,229	251,807
Spectra Energy Corp.	15,318	483,283
Spectra Energy Partners LP	2,363	75,498
Stone Energy Corp. (I)	1,123	32,107
Sunoco Logistics Partners LP	821	31,042
Sunoco, Inc.	2,516	95,985
Swift Energy Company (I)	1,049	30,452
Syntroleum Corp. (I)	3,712	3,582
Targa Resources Corp.	1,000	45,450
Targa Resources Partners LP	2,023	83,894
TC Pipelines LP	1,280	57,549
Teekay Corp.	1,672	58,102
Teekay LNG Partners LP	1,535	60,111
Teekay Offshore Partners LP	1,512	43,712
Tesoro Corp. (I)	3,263	87,579
Tesoro Logistics LP	399	13,953
The Williams Companies, Inc.	13,955	429,954
TransMontaigne Partners LP	395	13,730
Ultra Petroleum Corp. (I)	3,650	82,600
Uranerz Energy Corp. (I)(L)	2,497	6,292
Uranium Energy Corp. (I)	2,161	8,428
Uranium Resources, Inc. (I)	3,703	3,369
USEC, Inc. (I)	3,092	3,278
Vaalco Energy, Inc. (I)	1,023	9,667
Valero Energy Corp.	13,170	339,391
Venoco, Inc. (I)	1,516	16,433
Voc Energy Trust	444	9,817
Voyager Oil & Gas, Inc. (I)	1,367	3,322
W&T Offshore, Inc.	1,817	38,302
Warren Resources, Inc. (I)	1,474	4,805
Western Gas Partners LP	2,118	97,746
Western Refining, Inc.	2,039	38,374
Westmoreland Coal Company (I)	386	4,312
Whiting Petroleum Corp. (I)	2,750	149,325
Williams Partners LP	6,829	386,453
World Fuel Services Corp.	1,687	69,167
WPX Energy, Inc. (I)	4,651	83,765
Zaza Energy Corp. (I)	877	4,096

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Zion Oil & Gas, Inc. (I)	1,070	$2,825

		39,280,714

		46,141,663
Financials - 15.5%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	1,210	135,290
AllianceBernstein Holding LP	2,588	40,399
American Capital, Ltd. (I)	8,224	71,302
Ameriprise Financial, Inc.	5,326	304,274
Apollo Investment Corp.	4,724	33,871
Arlington Asset Investment Corp. (L)	281	6,238
Artio Global Investors, Inc.	1,239	5,910
BGC Partners, Inc., Class A (L)	3,158	23,338
BlackRock, Inc.	3,274	670,843
Blackstone Group LP	8,758	139,603
Calamos Asset Management, Inc.	358	4,693
CIFC Corp. (I)	704	4,365
Cohen & Steers, Inc. (L)	962	30,688
Cowen Group, Inc., Class A (I)	2,816	7,631
Diamond Hill Investment Group, Inc.	87	6,408
Duff & Phelps Corp.	959	14,903
E*TRADE Financial Corp. (I)	6,786	74,307
Eaton Vance Corp. (L)	2,762	78,938
Edelman Financial Group, Inc.	527	3,483
Ellington Financial Llcellington Financial Llc	511	9,990
Epoch Holding Corp.	522	12,465
Evercore Partners, Inc., Class A	669	19,448
FBR Capital Markets Corp. (I)	2,119	5,446
Federated Investors, Inc., Class B (L)	2,358	52,843
Fidus Investment Corp.	342	4,791
Fifth Street Finance Corp.	1,882	18,368
Financial Engines, Inc. (I)	1,100	24,596
Fortress Investment Group LLC	11,718	41,716
Franklin Resources, Inc.	5,221	647,561
FXCM, Inc.	446	5,794
GAMCO Investors, Inc., Class A	622	30,857
GFI Group, Inc.	2,544	9,565
Golub Capital BDC Inc.	751	11,468
Greenhill & Company, Inc. (L)	703	30,679
GSV Capital Corp. (I)	207	3,871
Harris & Harris Group, Inc. (I)	1,138	4,723
HFF, Inc. (I)	916	15,087
ICG Group, Inc. (I)	972	8,699
INTL FCStone, Inc. (I)	429	9,052
Invesco, Ltd.	10,616	283,129
Investment Technology Group, Inc. (I)	846	10,118
Janus Capital Group, Inc. (L)	4,214	37,547
Jefferies Group, Inc. (L)	4,714	88,812
KBW, Inc.	710	13,135
Knight Capital Group, Inc., Class A (I)	2,401	30,901
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	7,410
Lazard, Ltd., Class A	2,901	82,853
Legg Mason, Inc.	3,294	92,001
LPL Investment Holdings, Inc. (I)	2,668	101,224
Main Street Capital Corp.	645	15,886
MCG Capital Corp.	2,333	9,915
MF Global Holdings, Ltd. (I)	3,426	175
Morgan Stanley	45,466	892,952
New Mountain Finance Corp.	386	5,304
Northern Trust Corp.	5,755	273,075
Och-Ziff Capital Management Group LLC.	9,001	83,529
Oppenheimer Holdings, Inc., Class A	428	7,426

385

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Penson Worldwide, Inc. (I)	1,757	$1,195
Piper Jaffray Companies (I)	532	14,162
Pzena Investment Management, Inc., Class A	1,169	6,839
Raymond James Financial, Inc.	2,955	107,946
Safeguard Scientifics, Inc. (I)	437	7,516
SEI Investments Company	4,263	88,201
State Street Corp.	11,589	527,300
Stifel Financial Corp. (I)(L)	1,311	49,608
SWS Group, Inc.	916	5,240
T. Rowe Price Group, Inc.	5,967	389,645
TD Ameritrade Holding Corp.	13,006	256,738
The Bank of New York Mellon Corp.	28,578	689,587
The Charles Schwab Corp. (L)	30,119	432,810
The Goldman Sachs Group, Inc.	11,608	1,443,687
U.S. Global Investors, Inc.	604	4,379
Virtus Investment Partners, Inc. (I)	200	17,156
W. P. Carey & Co. LLC	957	44,462
Waddell & Reed Financial, Inc., Class A	1,988	64,431
Walter Investment Management Corp.	702	15,830
Westwood Holdings Group, Inc.	206	7,978

		8,833,605
Commercial Banks - 2.9%
1st Source Corp.	551	13,483
Alliance Financial Corp.	128	3,880
American National Bankshares, Inc.	319	6,795
Ameris Bancorp (I)	553	7,266
Arrow Financial Corp.	344	8,394
Associated Banc-Corp.	4,223	58,953
BancFirst Corp.	347	15,115
Bancorp, Inc. (I)	700	7,028
BancorpSouth, Inc. (L)	2,201	29,647
Bank of Hawaii Corp. (L)	1,067	51,589
Bank of Kentucky Financial Corp.	288	7,410
Bank of Marin Bancorp	143	5,435
Bank of the Ozarks, Inc.	848	26,508
Banner Corp.	413	9,098
Bar Harbor Bankshares	244	8,111
BB&T Corp.	16,417	515,330
BBCN Bancorp, Inc. (I)	1,762	19,611
BOK Financial Corp. (L)	1,648	92,749
Boston Private Financial Holdings, Inc. (L)	2,048	20,296
Bridge Bancorp, Inc.	294	6,165
Bridge Capital Holdings (I)	557	7,497
Bryn Mawr Bank Corp.	316	7,091
BSB Bancorp, Inc. (I)	493	5,527
C&F Financial Corp.	161	4,791
Camden National Corp.	148	5,202
Capital Bank Corp. (I)	1,134	2,540
Capital City Bank Group, Inc.	609	4,537
CapitalSource, Inc.	6,473	42,722
Cardinal Financial Corp.	562	6,351
Cascade Bancorp (I)	981	5,572
Cathay General Bancorp	1,933	34,214
Centerstate Banks, Inc.	883	7,205
Central Pacific Financial Corp. (I)	1,193	15,449
Chemical Financial Corp.	686	16,080
CIT Group, Inc. (I)	4,737	195,354
Citizens & Northern Corp.	307	6,140
Citizens Republic Bancorp, Inc. (I)	1,070	16,703
City Holding Company	385	13,367
City National Corp.	1,305	68,473
CNB Financial Corp.	345	5,765
CoBiz Financial, Inc.	880	6,222
Columbia Banking System, Inc. (L)	984	22,416

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Comerica, Inc.	4,718	$152,674
Commerce Bancshares, Inc.	2,015	81,648
Community Bank Systems, Inc.	937	26,967
Community Trust Bancorp, Inc.	322	10,327
Cullen/Frost Bankers, Inc.	1,477	85,947
CVB Financial Corp.	2,517	29,550
Eagle Bancorp, Inc. (I)	520	8,705
East West Bancorp, Inc.	3,541	81,762
Enterprise Financial Services Corp.	505	5,929
Fidelity Southern Corp.	692	4,664
Fifth Third Bancorp	21,678	304,576
Financial Institutions, Inc.	366	5,918
First Bancorp, Inc.	349	5,176
First Bancorp/Troy NC	566	6,186
First Busey Corp.	2,456	12,133
First California Financial Group, Inc. (I)	1,017	5,929
First Citizens BancShares, Inc.	237	43,298
First Commonwealth Financial Corp.	2,381	14,572
First Community Bancshares, Inc.	595	7,949
First Connecticut Bancorp, Inc.	557	7,347
First Financial Bancorp	1,424	24,635
First Financial Bankshares, Inc. (L)	736	25,915
First Financial Corp./Indiana	375	11,906
First Horizon National Corp.	6,054	62,841
First Interstate Bancsystem, Inc.	1,168	17,076
First Merchants Corp.	685	8,453
First Midwest Bancorp, Inc.	1,885	22,582
First Niagara Financial Group, Inc.	8,115	79,852
First of Long Island Corp.	263	6,970
First Republic Bank (I)	3,056	100,665
FirstMerit Corp. (L)	2,636	44,443
FNB Corp.	3,475	41,978
Fulton Financial Corp.	4,878	51,219
German American Bancorp, Inc.	291	5,654
Glacier Bancorp, Inc.	1,642	24,531
Great Southern Bancorp, Inc.	282	6,768
Guaranty Bancorp (I)	3,117	6,203
Hampton Roads Bankshares, Inc. (I)	929	2,815
Hancock Holding Company	2,022	71,801
Hanmi Financial Corp. (I)	638	6,457
Heartland Financial USA, Inc.	314	5,445
Heritage Commerce Corp. (I)	1,099	7,067
Heritage Financial Corp. (L)	566	7,698
Home Bancshares, Inc.	638	16,977
Huntington Bancshares, Inc.	20,382	131,464
IBERIABANK Corp. (L)	709	37,910
Independent Bank Corp. - MA (L)	557	16,003
International Bancshares Corp.	1,624	34,348
Investors Bancorp, Inc. (I)	2,672	40,133
KeyCorp	22,547	191,650
Lakeland Bancorp, Inc.	502	4,944
Lakeland Financial Corp.	379	9,865
M&T Bank Corp. (L)	2,949	256,209
Macatawa Bank Corp. (I)	1,326	4,601
MainSource Financial Group, Inc.	667	8,037
MB Financial, Inc.	1,370	28,756
Mercantile Bank Corp. (I)	465	6,617
Merchants Bancshares, Inc.	317	8,933
Metro Bancorp, Inc. (I)	365	4,267
MetroCorp Bancshares, Inc. (I)	527	5,270
Midsouth Bancorp, Inc.	361	4,910
MidWestOne Financial Group, Inc.	348	6,737
National Bankshares, Inc.	222	6,682
National Penn Bancshares, Inc. (L)	3,509	31,055
NBT Bancorp, Inc.	739	16,317

386

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Northrim BanCorp, Inc.	299	$6,434
Norwood Financial Corp.	243	6,430
Old National Bancorp	2,285	30,025
OmniAmerican Bancorp, Inc. (I)	486	9,409
Oriental Financial Group, Inc.	922	11,156
Pacific Capital Bancorp (I)	848	38,677
Pacific Continental Corp.	507	4,776
PacWest Bancorp	776	18,857
Park National Corp.	392	27,115
Peapack Gladstone Financial Corp.	326	4,408
Penns Woods Bancorp, Inc.	225	9,198
Peoples Financial Corp.	366	3,583
Pinnacle Financial Partners, Inc. (I)(L)	731	13,414
PNC Financial Services Group, Inc.	12,392	799,160
Popular, Inc. (I)	25,135	51,527
Preferred Bank/Los Angeles CA (I)	613	7,221
PrivateBancorp, Inc.	1,746	26,487
Prosperity Bancshares, Inc.	1,087	49,785
Regions Financial Corp.	29,398	193,733
Renasant Corp.	644	10,484
Republic Bancorp, Inc., Class A	553	13,228
S&T Bancorp, Inc.	617	13,383
Sandy Spring Bancorp, Inc.	538	9,775
SCBT Financial Corp.	357	11,677
Sierra Bancorp	405	3,981
Signature Bank (I)(L)	1,094	68,966
Simmons First National Corp., Class A	411	10,616
Southside Bancshares, Inc.	324	7,160
Southwest Bancorp, Inc. (I)	666	6,141
State Bank Financial Corp. (I)	857	15,006
StellarOne Corp.	722	8,570
Sterling Bancorp	613	5,879
Sterling Financial Corp. (I)	1,391	29,044
Suffolk Bancorp (I)	361	4,689
Sun Bancorp, Inc. (I)	1,838	6,488
SunTrust Banks, Inc.	12,667	306,161
Susquehanna Bancshares, Inc.	3,549	35,064
SVB Financial Group (I)	1,022	65,755
SY Bancorp, Inc.	393	9,118
Synovus Financial Corp. (L)	19,112	39,180
Taylor Capital Group, Inc. (I)	701	10,059
TCF Financial Corp.	3,834	45,586
Texas Capital Bancshares, Inc. (I)(L)	906	31,366
Tompkins Financial Corp. (L)	319	12,779
TowneBank (L)	688	9,281
TriCo Bancshares	463	8,065
Trustmark Corp. (L)	1,569	39,194
U.S. Bancorp	44,968	1,424,586
UMB Financial Corp.	924	41,335
Umpqua Holdings Corp.	2,759	37,412
Union First Market Bankshares Corp.	785	10,990
United Bankshares, Inc.	1,203	34,719
United Community Banks, Inc. (I)	876	8,541
Univest Corp. of Pennsylvania	425	7,132
Valley National Bancorp	4,475	57,951
Virginia Commerce Bancorp, Inc. (I)	830	7,287
Vist Financial Corp.	323	3,847
Washington Banking Company	529	7,305
Washington Trust Bancorp, Inc.	356	8,594
Webster Financial Corp.	2,088	47,335
Wells Fargo & Company	124,357	4,245,548
WesBanco, Inc.	568	11,440
West Bancorp, Inc.	735	7,343
West Coast Bancorp (I)	391	7,398
Westamerica Bancorp.	657	31,536

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Western Alliance Bancorp (I)	1,764	$14,941
Wilshire Bancorp, Inc. (I)	1,518	7,332
Wintrust Financial Corp. (L)	886	31,710
Zions Bancorporation	4,373	93,845

		12,124,214
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	1,640	17,204
American Express Company	27,388	1,584,670
Capital One Financial Corp.	10,870	605,894
Cash America International, Inc. (L)	711	34,078
Credit Acceptance Corp. (I)	613	61,919
DFC Global Corp. (I)	1,023	19,304
Discover Financial Services	12,971	432,453
EZCORP, Inc., Class A (I)	1,228	39,855
First Cash Financial Services, Inc. (I)	673	28,865
Green Dot Corp., Class A (I)	1,068	28,323
Imperial Holdings, Inc. (I)	412	1,100
Nelnet, Inc., Class A	1,071	27,750
Netspend Holdings, Inc. (I)	1,890	14,666
SLM Corp.	11,967	188,600
The First Marblehead Corp. (I)(L)	3,582	4,370
World Acceptance Corp. (I)(L)	327	20,029

		3,109,080
Diversified Financial Services - 2.6%
Bank of America Corp.	239,085	2,288,043
California First National Bancorp	339	5,200
CBOE Holdings, Inc.	2,142	60,876
Citigroup, Inc.	68,964	2,520,634
CME Group, Inc.	1,563	452,223
Gain Capital Holdings, Inc.	1,138	5,713
Interactive Brokers Group, Inc., Class A	1,129	19,193
IntercontinentalExchange, Inc. (I)	1,704	234,164
JPMorgan Chase & Company	89,606	4,120,084
KKR Financial Holdings LLC	4,229	38,949
Leucadia National Corp. (L)	5,745	149,945
Life Partners Holdings, Inc. (L)	788	3,207
MarketAxess Holdings, Inc.	867	32,330
Marlin Business Services Corp.	510	7,681
MicroFinancial, Inc.	548	3,754
Moody’s Corp. (L)	5,240	220,604
MSCI, Inc. (I)	2,844	104,688
NewStar Financial, Inc. (I)	1,022	11,365
NYSE Euronext	6,238	187,202
PHH Corp. (I)	1,363	21,086
PICO Holdings, Inc. (I)	629	14,750
The NASDAQ OMX Group, Inc. (I)	4,253	110,153

		10,611,844
Insurance - 3.8%
Aflac, Inc.	11,045	507,960
Alleghany Corp. (I)	197	64,833
Allied World Assurance
Company Holdings, Ltd.	864	59,331
Alterra Capital Holdings, Ltd.	2,525	58,025
American Equity Investment Life
Holding Company	1,277	16,307
American Financial Group, Inc.	2,332	89,969
American International Group, Inc. (I)	44,855	1,382,880
American National Insurance Company	628	45,543
American Safety Insurance Holdings, Ltd. (I)	198	3,732
AMERISAFE, Inc. (I)	368	9,104
Amtrust Financial Services, Inc. (L)	1,464	39,352
AON Corp. (I)	7,609	373,298
Arch Capital Group, Ltd. (I)	3,234	120,434

387

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	785	$23,448
Arthur J. Gallagher & Company	2,668	95,354
Aspen Insurance Holdings, Ltd.	1,667	46,576
Assurant, Inc.	2,156	87,318
Assured Guaranty, Ltd.	4,193	69,268
Axis Capital Holdings, Ltd.	3,134	103,955
Baldwin & Lyons, Inc., Class B	318	7,117
Berkshire Hathaway, Inc., Class B (I)	58,023	4,708,566
Brown & Brown, Inc.	3,423	81,399
Chubb Corp.	6,573	454,260
Cincinnati Financial Corp. (L)	3,808	131,414
Citizens, Inc., Class A (I)(L)	1,265	12,498
CNA Financial Corp.	6,333	185,747
CNO Financial Group, Inc. (I)	5,910	45,980
Crawford & Company, Class B	1,523	7,463
Delphi Financial Group, Inc., Class A	1,237	55,380
Donegal Group, Inc.	836	11,428
eHealth, Inc. (I)	514	8,383
EMC Insurance Group, Inc.	262	5,264
Employers Holdings, Inc.	815	14,434
Endurance Specialty Holdings, Ltd.	935	38,017
Enstar Group, Ltd. (I)(L)	327	32,370
Erie Indemnity Company	1,156	90,099
Everest Re Group, Ltd.	1,285	118,888
FBL Financial Group, Inc., Class A	711	23,961
Fidelity National Financial, Inc., Class A	5,059	91,214
First American Financial Corp.	2,568	42,706
Flagstone Reinsurance Holdings SA	1,521	11,970
Fortegra Financial Corp. (I)	697	5,827
Genworth Financial, Inc., Class A (I)	11,738	97,660
Greenlight Capital Re, Ltd., Class A (I)	826	20,344
Hallmark Financial Services, Inc. (I)	809	6,383
Harleysville Group, Inc. (L)	673	38,832
Hartford Financial Services Group, Inc.	10,510	221,551
HCC Insurance Holdings, Inc.	2,503	78,019
Hilltop Holdings, Inc. (I)	1,582	13,273
Horace Mann Educators Corp.	866	15,259
Infinity Property & Casualty Corp.	310	16,222
Investors Title Company	162	7,569
Kansas City Life Insurance Company	329	10,594
Kemper Corp.	1,473	44,602
Lincoln National Corp.	7,094	186,998
Loews Corp.	9,372	373,662
Maiden Holdings, Ltd.	1,550	13,950
Markel Corp. (I)	240	107,746
Marsh & McLennan Companies, Inc.	12,676	415,646
MBIA, Inc. (I)(L)	4,550	44,590
Meadowbrook Insurance Group, Inc.	1,157	10,795
Mercury General Corp.	1,321	57,781
MetLife, Inc.	24,944	931,658
Montpelier Re Holdings, Ltd.	1,358	26,237
National Financial Partners Corp. (I)	914	13,838
National Interstate Corp.	423	10,820
National Western Life Insurance
Company, Class A	104	14,234
Old Republic International Corp.	5,998	63,279
OneBeacon Insurance Group, Ltd.	2,238	34,488
PartnerRe, Ltd.	1,606	109,031
Platinum Underwriters Holdings, Ltd.	885	32,303
Presidential Life Corp.	895	10,230
Primerica, Inc.	1,630	41,092
Principal Financial Group, Inc.	7,193	212,265
ProAssurance Corp.	691	60,884
Protective Life Corp.	1,973	58,440
Prudential Financial, Inc.	11,122	705,024

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	1,702	$101,218
RenaissanceRe Holdings, Ltd.	1,236	93,602
RLI Corp. (L)	484	34,674
Safety Insurance Group, Inc.	326	13,575
SeaBright Holdings, Inc.	748	6,799
Selective Insurance Group, Inc.	1,211	21,326
StanCorp Financial Group, Inc.	1,053	43,110
State Auto Financial Corp.	1,112	16,246
Stewart Information Services Corp.	519	7,375
Symetra Financial Corp.	2,961	34,140
The Allstate Corp.	11,951	393,427
The Hanover Insurance Group, Inc.	1,079	44,368
The Navigators Group, Inc. (I)	349	16,487
The Phoenix Companies, Inc. (I)(L)	3,507	8,592
The Progressive Corp.	14,607	338,590
The Travelers Companies, Inc.	9,755	577,496
Torchmark Corp.	2,388	119,042
Tower Group, Inc. (L)	901	20,209
United Fire Group, Inc.	567	10,144
Universal Insurance Holdings, Inc.	1,281	4,983
Unum Group (L)	6,901	168,936
Validus Holdings, Ltd.	2,334	72,237
W.R. Berkley Corp. (L)	3,167	114,392
White Mountains Insurance Group, Ltd.	185	92,818

		15,840,157
Real Estate Investment Trusts - 2.8%
Acadia Realty Trust	953	21,481
AG Mortgage Investment Trust, Inc.	417	8,232
Agree Realty Corp.	281	6,345
Alexander’s, Inc.	117	46,084
Alexandria Real Estate Equities, Inc.	1,458	106,624
American Assets Trust, Inc.	957	21,820
American Campus Communities, Inc. (L)	1,639	73,296
American Capital Agency Corp.	5,142	151,895
Annaly Capital Management, Inc. (L)	22,418	354,653
Anworth Mortgage Asset Corp.	3,235	21,286
Apartment Investment & Management
Company, Class A	2,855	75,401
Apollo Commercial Real Estate Finance, Inc.	581	9,093
ARMOUR Residential REIT, Inc.	2,237	15,100
Ashford Hospitality Trust, Inc.	1,677	15,110
Associated Estates Realty Corp.	1,065	17,402
AvalonBay Communities, Inc.	2,234	315,776
BioMed Realty Trust, Inc.	3,595	68,233
Boston Properties, Inc.	3,469	364,210
Brandywine Realty Trust (L)	3,196	36,690
BRE Properties, Inc.	1,773	89,625
Camden Property Trust	1,683	110,657
Campus Crest Communities, Inc.	921	10,739
Capital Trust, Inc., Class A (I)	1,171	4,415
CapLease, Inc.	1,672	6,738
Capstead Mortgage Corp.	1,879	24,634
CBL & Associates Properties, Inc. (L)	3,484	65,917
Cedar Shopping Centers, Inc.	1,659	8,494
Chesapeake Lodging Trust	837	15,041
Chimera Investment Corp.	23,852	67,501
Cogdell Spencer, Inc.	1,659	7,034
Colonial Properties Trust	2,110	45,850
Colony Financial, Inc.	862	14,120
CommonWealth	1,997	37,184
Coresite Realty Corp.	449	10,592
Corporate Office Properties Trust (L)	1,725	40,037
Cousins Properties, Inc.	2,730	20,693
CreXus Investment Corp.	1,825	18,871

388

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CubeSmart	2,961	$35,236
CYS Investments, Inc.	2,621	34,309
DCT Industrial Trust, Inc. (L)	5,788	34,149
DDR Corp.	6,575	95,995
DiamondRock Hospitality Company	3,957	40,718
Digital Realty Trust, Inc. (L)	2,432	179,895
Douglas Emmett, Inc.	3,002	68,476
Duke Realty Corp.	5,943	85,223
DuPont Fabros Technology, Inc. (L)	1,429	34,939
Dynex Capital, Inc.	1,357	12,959
EastGroup Properties, Inc.	618	31,036
Education Realty Trust, Inc. (L)	2,304	24,975
Entertainment Properties Trust	1,109	51,435
Equity Lifestyle Properties, Inc.	975	67,997
Equity One, Inc.	2,788	56,373
Equity Residential	7,014	439,217
Essex Property Trust, Inc.	798	120,905
Excel Trust, Inc.	858	10,365
Extra Space Storage, Inc. (L)	2,227	64,115
Federal Realty Investment Trust	1,494	144,604
FelCor Lodging Trust, Inc. (I)	3,275	11,790
First Industrial Realty Trust, Inc. (I)	2,213	27,331
First Potomac Realty Trust	1,135	13,722
Franklin Street Properties Corp.	1,913	20,278
General Growth Properties, Inc.	22,103	375,530
Getty Realty Corp. (L)	779	12,137
Gladstone Commercial Corp.	531	9,139
Glimcher Realty Trust	2,685	27,441
Government Properties Income Trust	1,126	27,148
Gramercy Capital Corp. (I)	1,840	4,913
Hatteras Financial Corp.	1,799	50,192
HCP, Inc.	9,572	377,711
Health Care REIT, Inc.	4,398	241,714
Healthcare Realty Trust, Inc.	1,849	40,678
Hersha Hospitality Trust	4,355	23,778
Highwoods Properties, Inc. (L)	1,715	57,144
Home Properties, Inc.	1,128	68,819
Hospitality Properties Trust (L)	2,911	77,054
Host Hotels & Resorts, Inc. (L)	16,666	273,656
Hudson Pacific Properties, Inc.	929	14,056
Inland Real Estate Corp. (L)	1,968	17,456
Invesco Mortgage Capital, Inc.	2,579	45,519
Investors Real Estate Trust (L)	2,146	16,503
iStar Financial, Inc. (I)	1,937	14,043
Kilroy Realty Corp. (L)	1,372	63,949
Kimco Realty Corp.	9,585	184,607
Kite Realty Group Trust	1,666	8,780
LaSalle Hotel Properties	2,027	57,040
Lexington Realty Trust	3,804	34,198
Liberty Property Trust	2,719	97,123
LTC Properties, Inc.	764	24,448
Mack-Cali Realty Corp.	2,075	59,802
Medical Properties Trust, Inc.	3,201	29,705
MFA Financial, Inc.	7,981	59,618
Mid-America Apartment Communities, Inc.	895	59,992
Mission West Properties, Inc.	425	4,191
Monmouth Real Estate Investment Corp.	1,161	11,308
National Health Investments, Inc.	613	29,902
National Retail Properties, Inc.	2,360	64,168
Newcastle Investment Corp.	2,710	17,019
NorthStar Realty Finance Corp. (L)	2,333	12,622
Omega Healthcare Investors, Inc. (L)	2,439	51,853
One Liberty Properties, Inc.	359	6,570
Parkway Properties, Inc.	700	7,336
Pebblebrook Hotel Trust	1,251	28,248

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pennsylvania Real Estate Investment Trust	1,314	$20,065
Pennymac Mortgage Investment Trust	709	13,237
Piedmont Office Realty Trust, Inc., Class A	4,093	72,651
Plum Creek Timber Company, Inc. (L)	3,802	158,011
PMC Commercial Trust	893	7,644
Post Properties, Inc.	1,185	55,529
Potlatch Corp. (L)	951	29,804
Prologis, Inc.	10,830	390,097
PS Business Parks, Inc.	556	36,440
Public Storage	4,048	559,312
Rait Financial Trust	693	3,444
Ramco-Gershenson Properties Trust (L)	823	10,057
Rayonier, Inc. (L)	2,853	125,789
Realty Income Corp.	3,134	121,380
Redwood Trust, Inc.	1,816	20,339
Regency Centers Corp.	2,150	95,632
Resource Capital Corp.	1,630	8,786
RLJ Lodging Trust	2,541	47,339
Rouse Properties, Inc. (I)	860	11,644
Sabra Healthcare REIT, Inc.	982	16,144
Saul Centers, Inc.	429	17,314
Senior Housing Properties Trust	3,730	82,247
Simon Property Group, Inc.	6,935	1,010,291
SL Green Realty Corp.	2,046	158,667
Sovran Self Storage, Inc.	635	31,642
Stag Industrial, Inc.	367	5,123
Starwood Property Trust, Inc.	2,165	45,508
Strategic Hotels & Resorts, Inc. (I)	4,145	27,274
Summit Hotel Properties, Inc.	894	6,777
Sun Communities, Inc.	583	25,261
Sunstone Hotel Investors, Inc. (I)	2,901	28,256
Tanger Factory Outlet Centers, Inc. (L)	2,046	60,828
Taubman Centers, Inc. (L)	1,349	98,410
Terreno Realty Corp.	423	6,053
The Macerich Company (L)	3,109	179,545
UDR, Inc.	5,165	137,957
UMH Properties, Inc.	878	9,623
Universal Health Realty Income Trust	329	13,038
Urstadt Biddle Properties, Inc.	448	8,378
Urstadt Biddle Properties, Inc., Class A	678	13,384
Ventas, Inc.	6,759	385,939
Vornado Realty Trust	4,352	366,438
Washington Real Estate Investment Trust	1,560	46,332
Weingarten Realty Investors (L)	2,862	75,643
Weyerhaeuser Company	12,629	276,828
Whitestone REIT, Class B	480	6,259
Winthrop Realty Trust	956	11,080

		11,657,464
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (I)	562	34,080
American Realty Capital Properties, Inc.	433	4,910
American Spectrum Realty, Inc. (I)	265	1,458
AV Homes, Inc. (I)	319	3,885
Brookfield Properties Corp.	11,828	206,399
CBRE Group, Inc. (I)	7,677	153,233
Consolidated-Tomoka Land Company	186	5,534
Forest City Enterprises, Inc., Class A (I)	4,002	62,671
Forestar Group, Inc. (I)	777	11,958
Jones Lang LaSalle, Inc.	1,021	85,060
Tejon Ranch Company (I)	488	13,976
The Howard Hughes Corp. (I)	917	58,569
The St. Joe Company (I)(L)	2,200	41,822
Thomas Properties Group, Inc.	1,480	6,793

		690,348

389

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.3%
Apollo Residential Mortgage, Inc.	330	$6,065
Astoria Financial Corp. (L)	2,156	21,258
BankFinancial Corp.	809	5,356
BankUnited, Inc.	2,356	58,900
Beneficial Mutual Bancorp, Inc. (I)	1,922	16,798
Berkshire Hill Bancorp, Inc.	468	10,727
BofI Holding, Inc. (I)	391	6,678
Brookline Bancorp, Inc.	1,601	15,001
Cape Bancorp, Inc. (I)	445	3,551
Capitol Federal Financial, Inc.	4,000	47,440
Charter Financial Corp.	469	4,202
Clifton Savings Bancorp, Inc.	529	5,517
Dime Community Bancshares	830	12,126
Doral Financial Corp. (I)	3,913	6,026
ESB Financial Corp.	355	5,119
Federal Agricultural Mortgage Corp., Class C	198	4,495
Federal Home Loan Mortgage Corp. (I)	17,838	5,351
Federal National Mortgage Association (I)	30,524	8,989
First Defiance Financial Corp.	319	5,378
First Financial Holdings, Inc.	552	6,072
First Financial Northwest, Inc. (I)	799	6,168
First PacTrust Bancorp, Inc.	371	4,422
Flagstar Bancorp, Inc. (I)	9,596	8,828
Flushing Financial Corp.	852	11,468
Fox Chase Bancorp, Inc.	321	4,173
Franklin Financial Corp./VA (I)	532	7,145
Hampden Bancorp, Inc.	356	4,290
Heritage Financial Group, Inc.	489	5,780
Hudson City Bancorp, Inc. (L)	12,343	90,227
Kearny Financial Corp.	1,615	15,746
Meridian Interstate Bancorp, Inc. (I)	515	6,762
MGIC Investment Corp. (I)(L)	4,683	23,228
New York Community Bancorp, Inc. (L)	10,117	140,727
Northfield Bancorp, Inc. (L)	1,063	15,116
Northwest Bancshares, Inc.	2,383	30,264
Ocean Shore Holding Company	564	6,542
OceanFirst Financial Corp.	500	7,120
Ocwen Financial Corp. (I)	2,988	46,702
Oritani Financial Corp.	1,190	17,469
People’s United Financial, Inc.	8,378	110,925
Provident Financial Holdings, Inc.	561	6,132
Provident Financial Services, Inc.	1,435	20,851
Provident New York Bancorp	799	6,760
Radian Group, Inc. (L)	2,897	12,602
Rockville Financial, Inc.	684	7,969
Roma Financial Corp.	677	6,628
SI Financial Group, Inc.	563	6,429
Teche Holding Company	191	7,189
Territorial Bancorp, Inc.	480	9,989
TFS Financial Corp. (I)	7,160	68,020
TrustCo Bank Corp.	2,241	12,796
United Financial Bancorp, Inc.	332	5,252
ViewPoint Financial Group	889	13,673
Walker & Dunlop, Inc. (I)	651	8,203
Washington Federal, Inc.	2,606	43,833
Waterstone Financial, Inc. (I)	1,337	4,212
Westfield Financial, Inc.	590	4,667
WSFS Financial Corp.	229	9,389

		1,072,745

		63,939,457
Health Care - 10.4%
Biotechnology - 1.6%
Aastrom Biosciences Inc (I)	1,950	3,939

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Achillion Pharmaceuticals, Inc. (I)(L)	1,525	$14,610
Acorda Therapeutics, Inc. (I)	997	26,470
Aegerion Pharmaceuticals, Inc. (I)	465	6,431
Affymax, Inc. (I)	914	10,730
Alexion Pharmaceuticals, Inc. (I)	4,371	405,891
Alkermes PLC (I)	3,094	57,394
Allos Therapeutics, Inc. (I)	2,833	4,193
Alnylam Pharmaceuticals, Inc. (I)(L)	935	10,350
AMAG Pharmaceuticals, Inc. (I)	504	8,029
Amgen, Inc.	20,673	1,405,557
Amicus Therapeutics, Inc. (I)	825	4,356
Amylin Pharmaceuticals, Inc. (I)	3,425	85,488
Anacor Pharmaceuticals, Inc. (I)	751	4,423
Anthera Pharmaceuticals, Inc. (I)	971	2,146
Ardea Biosciences, Inc. (I)(L)	894	19,453
Arena Pharmaceuticals, Inc. (I)(L)	3,841	11,792
Ariad Pharmaceuticals, Inc. (I)	3,635	57,978
Arqule, Inc. (I)	1,434	10,052
Astex Pharmaceuticals (I)	2,106	3,917
AVEO Pharmaceuticals, Inc. (I)	937	11,628
AVI BioPharma, Inc. (I)(L)	4,954	7,629
BioCryst Pharmaceuticals, Inc. (I)	1,345	6,496
Biogen Idec, Inc. (I)	5,728	721,556
BioMarin Pharmaceutical, Inc. (I)(L)	2,715	92,989
Biosante Pharmaceuticals, Inc. (I)(L)	2,695	1,833
BioSpecifics Technologies Corp. (I)	213	3,370
Biotime, Inc. (I)	1,251	5,517
Celgene Corp. (I)	10,459	810,782
Cell Therapeutics, Inc. (I)	4,123	5,360
Celldex Therapeutics, Inc. (I)	1,190	6,057
Cepheid, Inc. (I)(L)	1,496	62,578
Chelsea Therapeutics International, Inc. (I)	1,686	4,316
Clovis Oncology, Inc. (I)	543	13,819
Codexis, Inc. (I)	682	2,489
Cubist Pharmaceuticals, Inc. (I)	1,446	62,540
Curis, Inc. (I)	1,723	8,305
Cytokinetics, Inc. (I)	3,553	4,086
Cytori Therapeutics, Inc. (I)(L)	1,530	3,810
Dendreon Corp. (I)(L)	3,465	36,920
Dusa Pharmaceuticals, Inc. (I)	924	5,784
Dyax Corp. (I)	2,894	4,515
Dynavax Technologies Corp. (I)	3,740	18,924
Emergent Biosolutions, Inc. (I)	908	14,528
Enzon Pharmaceuticals, Inc. (I)(L)	1,438	9,836
Exact Sciences Corp. (I)	1,527	17,041
Exelixis, Inc. (I)	3,045	15,773
Genomic Health, Inc. (I)(L)	633	19,376
Geron Corp. (I)(L)	2,658	4,492
Gilead Sciences, Inc. (I)	17,703	864,792
GTx, Inc. (I)	1,712	6,591
Halozyme Therapeutics, Inc. (I)	2,595	33,112
Horizon Pharma, Inc. (I)	977	4,045
Human Genome Sciences, Inc. (I)	4,770	39,305
Idenix Pharmaceuticals, Inc. (I)	2,529	24,759
Idera Pharmaceuticals, Inc. (I)	1,889	3,268
Immunogen, Inc. (I)	1,680	24,175
Immunomedics, Inc. (I)	2,223	8,069
Incyte Corp. (I)(L)	3,053	58,923
Infinity Pharmaceuticals, Inc. (I)(L)	819	9,795
Insmed, Inc. (I)	734	2,664
InterMune, Inc. (I)	1,581	23,193
Ironwood Pharmaceuticals, Inc. (I)(L)	2,363	31,452
Isis Pharmaceuticals, Inc. (I)	2,245	19,689
Keryx Biopharmaceuticals Inc. (I)(L)	1,712	8,526
Lexicon Pharmaceuticals, Inc. (I)(L)	11,846	22,034

390

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc., Class B (I)	565	$9,012
Mannkind Corp. (I)(L)	3,187	7,872
Medivation, Inc. (I)	821	61,345
Metabolix, Inc. (I)(L)	824	2,332
Momenta Pharmaceuticals, Inc. (I)(L)	1,128	17,281
Myriad Genetics, Inc. (I)	1,918	45,380
Myriad Pharmaceuticals, Inc. (I)	1,464	4,436
Nabi Biopharmaceuticals (I)	2,224	4,137
Nanosphere, Inc. (I)	1,990	3,980
Neurocrine Biosciences, Inc. (I)	1,654	13,182
Newlink Genetics Corp. (I)	666	6,094
Novavax, Inc. (I)	2,891	3,643
NPS Pharmaceuticals, Inc. (I)	2,218	15,171
Omeros Corp. (I)	779	7,767
OncoGenex Pharmaceuticals, Inc. (I)	331	4,399
Onyx Pharmaceuticals, Inc. (I)	1,465	55,201
Opko Health, Inc. (I)(L)	7,133	33,739
Orexigen Therapeutics, Inc. (I)	1,575	6,458
Osiris Therapeutics, Inc. (I)	998	5,110
PDL BioPharma, Inc. (L)	3,179	20,187
Pharmacyclics, Inc. (I)	1,638	45,471
PharmAthene, Inc. (I)(L)	2,050	3,629
Progenics Pharmaceuticals, Inc. (I)	637	6,306
Protalix BioTherapeutics, Inc. (I)	1,952	12,434
Raptor Pharmaceutical Corp. (I)	1,261	8,524
Regeneron Pharmaceuticals, Inc. (I)	2,183	254,581
Repligen Corp. (I)	1,306	7,705
Rigel Pharmaceuticals, Inc. (I)	1,559	12,550
Sangamo Biosciences, Inc. (I)	1,339	6,561
Savient Pharmaceuticals, Inc. (I)(L)	1,834	3,998
SciClone Pharmaceuticals, Inc. (I)(L)	1,679	10,594
Seattle Genetics, Inc. (I)(L)	2,734	55,719
SIGA Technologies, Inc. (I)	1,202	4,039
Spectrum Pharmaceuticals, Inc. (I)	1,314	16,596
Synageva BioPharma Corp. (I)	438	15,711
Synergy Pharmaceuticals, Inc. (I)	1,368	5,540
Synta Pharmaceuticals Corp. (I)	1,470	6,395
Targacept, Inc. (I)	722	3,697
Theravance, Inc. (I)	2,109	41,126
Threshold Pharmaceuticals, Inc. (I)	1,765	15,532
Trius Therapeutics, Inc. (I)	804	4,301
Unigene Laboratories, Inc. (I)	3,859	1,659
United Therapeutics Corp. (I)	1,387	65,369
Vanda Pharmaceuticals, Inc. (I)	813	3,894
Vertex Pharmaceuticals, Inc. (I)	4,956	203,246
Vical, Inc. (I)	1,786	6,072
Zalicus Inc. (I)	2,383	2,860
ZIOPHARM Oncology, Inc. (I)(L)	1,643	8,872

		6,479,647
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (I)	481	14,012
ABIOMED, Inc. (I)(L)	856	18,995
Accuray, Inc. (I)(L)	2,006	14,162
Alere, Inc. (I)	2,102	54,673
Align Technology, Inc. (I)(L)	1,797	49,507
Alphatec Holdings, Inc. (I)(L)	2,105	4,989
Analogic Corp.	263	17,763
AngioDynamics, Inc. (I)	717	8,783
Anika Therapeutics, Inc. (I)	423	5,304
Antares Pharma, Inc. (I)	2,166	6,996
Arthrocare Corp. (I)	692	18,580
Atricure, Inc. (I)	522	5,194
Atrion Corp.	42	8,829
Baxter International, Inc.	13,302	795,194

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Company (L)	5,060	$392,909
Biolase Technology, Inc. (I)	1,187	3,217
Boston Scientific Corp. (I)	35,041	209,545
C.R. Bard, Inc.	2,002	197,637
Cantel Medical Corp.	697	17,488
Cardiovascular Systems, Inc. (I)	285	2,636
CareFusion Corp. (I)	5,309	137,662
Cerus Corp. (I)	1,672	6,721
Conceptus, Inc. (I)	612	8,801
CONMED Corp.	603	18,012
CryoLife, Inc. (I)	961	5,064
Cutera, Inc. (I)	517	4,420
Cyberonics, Inc. (I)	620	23,641
Cynosure, Inc. (I)	439	7,841
Delcath Systems, Inc. (I)	1,249	3,922
DENTSPLY International, Inc. (L)	3,300	132,429
Derma Sciences, Inc. (I)	462	4,440
DexCom, Inc. (I)(L)	1,694	17,668
Edwards Lifesciences Corp. (I)	2,693	195,862
Endologix, Inc. (I)	1,262	18,488
EnteroMedics, Inc. (I)	1,671	3,776
Exactech, Inc. (I)	230	3,646
Gen-Probe, Inc. (I)	1,082	71,856
Genmark Diagnostics, Inc. (I)	864	3,499
Greatbatch, Inc. (I)	471	11,549
Haemonetics Corp. (I)	605	42,156
Hansen Medical, Inc. (I)	1,736	5,208
HeartWare International, Inc. (I)	353	23,189
Hill-Rom Holdings, Inc.	1,395	46,607
Hologic, Inc. (I)	6,239	134,450
ICU Medical, Inc. (I)	360	17,698
IDEXX Laboratories, Inc. (I)(L)	1,307	114,297
Insulet Corp. (I)	1,189	22,757
Integra LifeSciences Holdings Corp. (I)	585	20,294
Intuitive Surgical, Inc. (I)	918	497,327
Invacare Corp.	804	13,322
IRIS International, Inc. (I)	571	7,714
LeMaitre Vascular, Inc.	761	4,482
MAKO Surgical Corp. (I)(L)	1,016	42,824
Masimo Corp. (I)(L)	1,467	34,298
Medical Action Industries, Inc. (I)	647	3,701
Medtronic, Inc.	24,902	975,909
MELA Sciences, Inc. (I)	893	3,992
Meridian Bioscience, Inc. (L)	882	17,093
Merit Medical Systems, Inc. (I)	1,003	12,457
Natus Medical, Inc. (I)	845	10,081
Navidea Biopharmaceuticals, Inc. (I)(L)	1,989	6,524
Neogen Corp. (I)(L)	505	19,730
NuVasive, Inc. (I)	995	16,756
NxStage Medical, Inc. (I)	1,350	26,015
OraSure Technologies, Inc. (I)	1,076	12,363
Orthofix International NV (I)	450	16,911
Palomar Medical Technologies, Inc. (I)	656	6,127
Photomedex, Inc. (I)	575	7,446
Quidel Corp. (I)(L)	909	16,698
ResMed, Inc. (I)(L)	3,472	107,320
Rochester Medical Corp. (I)	426	4,179
Rockwell Medical Technologies, Inc. (I)	594	5,619
RTI Biologics, Inc. (I)	1,037	3,837
Sirona Dental Systems, Inc. (I)	1,324	68,239
Solta Medical, Inc. (I)	1,717	5,203
Spectranetics Corp. (I)	803	8,351
St. Jude Medical, Inc.	7,515	332,990
STAAR Surgical Company (I)(L)	873	9,455
STERIS Corp. (L)	1,403	44,363

391

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	9,039	$501,484
SurModics, Inc. (I)(L)	553	8,500
Symmetry Medical, Inc. (I)	1,095	7,742
Synergetics USA, Inc. (I)	781	5,077
Teleflex, Inc.	962	58,826
The Cooper Companies, Inc.	1,144	93,476
Thoratec Corp. (I)	1,365	46,014
TranS1, Inc. (I)	1,095	4,019
Uroplasty, Inc. (I)	1,021	3,073
Varian Medical Systems, Inc. (I)(L)	2,656	183,158
Vascular Solutions, Inc. (I)	575	6,204
Volcano Corp. (I)(L)	1,271	36,033
West Pharmaceutical Services, Inc.	811	34,492
Wright Medical Group, Inc. (I)(L)	861	16,635
Young Innovations, Inc.	174	5,380
Zeltiq Aesthetics, Inc. (I)	900	5,553
Zimmer Holdings, Inc.	4,227	271,712
Zoll Medical Corp. (I)	540	50,020

		6,631,090
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (I)	2,325	46,430
Aetna, Inc.	8,528	427,764
Air Methods Corp. (I)(L)	310	27,048
Almost Family, Inc. (I)	242	6,294
Amedisys, Inc. (I)(L)	738	10,671
AMERIGROUP Corp. (I)(L)	1,116	75,084
AmerisourceBergen Corp.	6,124	243,000
AMN Healthcare Services, Inc. (I)	1,002	6,072
Amsurg Corp. (I)	790	22,104
Assisted Living Concepts, Inc.	455	7,558
Bio-Reference Labs, Inc. (I)	734	17,256
BioScrip, Inc. (I)	1,315	8,929
Brookdale Senior Living, Inc. (I)	2,906	54,400
Capital Senior Living Corp. (I)	483	4,463
Cardinal Health, Inc.	8,144	351,088
CardioNet, Inc. (I)	1,057	3,256
Catalyst Health Solutions, Inc. (I)	1,193	76,030
Centene Corp. (I)	1,186	58,078
Chemed Corp. (L)	429	26,890
Chindex International, Inc. (I)(L)	513	4,874
CIGNA Corp.	6,718	330,862
Community Health Systems, Inc. (I)	2,086	46,393
Corvel Corp. (I)	241	9,613
Coventry Health Care, Inc.	3,367	119,764
Cross Country Healthcare, Inc. (I)	1,002	5,020
DaVita, Inc. (I)	2,174	196,030
Emeritus Corp. (I)	1,079	19,055
ExamWorks Group, Inc. (I)	994	12,345
Express Scripts, Inc. (I)	11,455	620,632
Five Star Quality Care, Inc. (I)	1,369	4,668
Gentiva Health Services, Inc. (I)	809	7,071
Hanger Orthopedic Group, Inc. (I)	841	18,384
HCA Holdings, Inc.	10,313	255,144
Health Management
Associates, Inc., Class A (I)	6,080	40,858
Health Net, Inc. (I)	1,964	78,010
HealthSouth Corp. (I)	2,288	46,858
Healthways, Inc. (I)	968	7,124
Henry Schein, Inc. (I)	2,105	159,306
HMS Holdings Corp. (I)	2,028	63,294
Humana, Inc.	3,848	355,863
Integramed America, Inc. (I)	628	7,602
IPC The Hospitalist Company, Inc. (I)	426	15,724
Kindred Healthcare, Inc. (I)(L)	1,247	10,774

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (I)(L)	2,334	$213,654
Landauer, Inc.	196	10,392
LCA-Vision, Inc. (I)	715	4,490
LHC Group, Inc. (I)	506	9,376
LifePoint Hospitals, Inc. (I)(L)	1,152	45,435
Lincare Holdings, Inc. (L)	2,122	54,917
Magellan Health Services, Inc. (I)	679	33,142
McKesson Corp.	5,805	509,505
MedCath Corp.	613	4,818
Medco Health Solutions, Inc. (I)	9,130	641,839
Mednax, Inc. (I)	1,135	84,410
Metropolitan Health Networks, Inc. (I)	1,175	11,010
MModal, Inc. (I)	1,439	15,181
Molina Healthcare, Inc. (I)	1,059	35,614
MWI Veterinary Supply, Inc. (I)	319	28,072
National Healthcare Corp.	287	13,076
National Research Corp.	114	4,895
Omnicare, Inc.	2,684	95,470
Owens & Minor, Inc. (L)	1,541	46,862
Patterson Companies, Inc.	2,794	93,320
PDI, Inc. (I)	732	4,882
PharMerica Corp. (I)	545	6,774
PSS World Medical, Inc. (I)(L)	1,202	30,459
Quest Diagnostics, Inc.	3,678	224,910
RadNet, Inc. (I)	1,485	4,722
Select Medical Holdings Corp. (I)	3,648	28,053
Skilled Healthcare Group, Inc. (I)(L)	1,126	8,625
Sun Healthcare Group, Inc. (I)	807	5,520
Sunrise Senior Living, Inc. (I)	1,485	9,385
Team Health Holdings, Inc. (I)	1,609	33,081
Tenet Healthcare Corp. (I)	10,272	54,544
The Ensign Group, Inc.	547	14,857
Triple-S Management Corp., Class B (I)	744	17,186
UnitedHealth Group, Inc.	25,145	1,482,046
Universal American Corp.	1,908	20,568
Universal Health Services, Inc., Class B	2,222	93,124
US Physical Therapy, Inc.	232	5,348
Vanguard Health Systems, Inc. (I)	1,912	18,852
VCA Antech, Inc. (I)	2,095	48,625
WellCare Health Plans, Inc. (I)	1,019	73,246
WellPoint, Inc.	8,205	605,529

		8,653,497
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	4,531	75,215
athenahealth, Inc. (I)	854	63,298
Cerner Corp. (I)	4,022	306,316
Computer Programs & Systems, Inc.	275	15,543
Epocrates, Inc. (I)	733	6,289
HealthStream, Inc. (I)	697	16,163
MedAssets, Inc. (I)	1,530	20,135
Medidata Solutions, Inc. (I)	654	17,423
Mediware Information Systems (I)	434	6,375
Merge Healthcare, Inc. (I)	1,992	11,653
Omnicell, Inc. (I)	909	13,826
Quality Systems, Inc.	1,382	60,435
Transcend Services, Inc. (I)(L)	304	8,922

		621,593
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (I)	2,012	8,591
Agilent Technologies, Inc.	8,207	365,294
Albany Molecular Research, Inc. (I)	1,104	2,981
Apricus Biosciences, Inc. (I)	775	2,186
Bio-Rad Laboratories, Inc., Class A (I)	662	68,643

392

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Bruker Corp. (I)	3,989	$61,072
Cambrex Corp. (I)	678	4,739
Charles River
Laboratories International, Inc. (I)	1,154	41,648
Complete Genomics, Inc. (I)	696	1,963
Covance, Inc. (I)(L)	1,436	68,397
Enzo Biochem, Inc. (I)	1,398	3,761
eResearch Technology, Inc. (I)	941	7,359
Fluidigm Corp. (I)	369	5,804
Furiex Pharmaceuticals, Inc. (I)	267	6,309
Illumina, Inc. (I)(L)	2,852	150,044
Life Technologies Corp. (I)	4,238	206,899
Luminex Corp. (I)(L)	925	21,599
Mettler-Toledo International, Inc. (I)	735	135,791
Pacific Biosciences of California, Inc. (I)	960	3,283
PAREXEL International Corp. (I)	1,315	35,466
PerkinElmer, Inc.	2,680	74,129
Sequenom, Inc. (I)	2,766	11,258
Techne Corp.	874	61,267
Thermo Fisher Scientific, Inc.	8,924	503,135
Waters Corp. (I)	2,108	195,327

		2,046,945
Pharmaceuticals - 4.4%
Abbott Laboratories	36,757	2,252,837
Acura Pharmaceuticals, Inc. (I)(L)	1,383	4,785
Akorn, Inc. (I)(L)	2,250	26,325
Alexza Pharmaceuticals, Inc. (I)	3,170	1,963
Alimera Sciences, Inc. (I)	713	2,410
Allergan, Inc.	7,206	687,669
Auxilium Pharmaceuticals, Inc. (I)	1,190	22,098
AVANIR Pharmaceuticals, Class A (I)(L)	2,804	9,590
Bristol-Myers Squibb Company	39,955	1,348,481
Cadence Pharmaceuticals, Inc. (I)	2,397	8,869
Columbia Laboratories, Inc. (I)	2,813	1,997
Corcept Therapeutics, Inc. (I)	2,007	7,888
Cornerstone Therapeutics, Inc. (I)	761	4,536
Depomed, Inc. (I)	1,587	9,935
Durect Corp. (I)	2,824	2,259
Eli Lilly & Company	27,343	1,101,103
Endo Pharmaceuticals Holdings, Inc. (I)	2,772	107,360
Endocyte, Inc. (I)	763	3,800
Forest Laboratories, Inc. (I)	6,342	220,004
Forest Laboratories, Inc. (I)	686	652
Hi-Tech Pharmacal Company, Inc. (I)	254	9,126
Hospira, Inc. (I)	3,929	146,905
Impax Laboratories, Inc. (I)(L)	1,658	40,754
ISTA Pharmaceuticals, Inc. (I)	872	7,857
Johnson & Johnson	64,412	4,248,616
KV Pharmaceutical Company, Class A (I)(L)	2,026	2,674
Lannett Company, Inc. (I)	1,072	4,470
MAP Pharmaceuticals, Inc. (I)	660	9,478
Medicis Pharmaceutical Corp., Class A (L)	1,476	55,483
Merck & Company, Inc.	71,921	2,761,766
Mylan, Inc. (I)	10,017	234,899
Nektar Therapeutics (I)(L)	2,587	20,489
Optimer Pharmaceuticals, Inc. (I)	1,209	16,805
Pacira Pharmaceuticals, Inc. (I)	778	8,978
Pain Therapeutics, Inc. (I)	1,407	5,051
Par Pharmaceutical Companies, Inc. (I)	903	34,973
Pernix Therapeutics Holdings (I)	748	6,732
Perrigo Company	2,187	225,939
Pfizer, Inc.	181,363	4,109,686
Pozen, Inc. (I)	977	5,862
Questcor Pharmaceuticals, Inc. (I)(L)	1,473	55,414

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sagent Pharmaceuticals, Inc. (I)	726	$12,974
Salix Pharmaceuticals, Ltd. (I)	1,425	74,813
Santarus, Inc. (I)	1,268	7,418
Sucampo Pharmaceuticals, Inc. (I)	736	5,483
The Medicines Company (I)	1,210	24,285
Transcept Pharmaceuticals, Inc. (I)	476	5,008
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Ventrus Biosciences, Inc. (I)	458	4,566
ViroPharma, Inc. (I)(L)	1,671	50,247
Vivus, Inc. (I)	2,111	47,202
Watson Pharmaceuticals, Inc. (I)	3,004	201,448
XenoPort, Inc. (I)(L)	842	3,789
Zogenix, Inc. (I)	2,066	4,132

		18,277,883

		42,710,655
Industrials - 10.3%
Aerospace & Defense - 2.1%
AAR Corp.	1,006	18,360
Aerovironment, Inc. (I)(L)	570	15,282
Alliant Techsystems, Inc.	781	39,144
American Science & Engineering, Inc.	220	14,751
Astronics Corp. (I)	220	7,691
Astronics Corp., Class B (I)	36	1,251
BE Aerospace, Inc. (I)	2,467	114,641
Ceradyne, Inc.	514	16,736
CPI Aerostructures, Inc. (I)	277	4,119
Cubic Corp.	656	31,016
Curtiss-Wright Corp.	1,137	42,080
DigitalGlobe, Inc. (I)	1,164	15,528
Ducommun, Inc. (I)	335	3,987
Esterline Technologies Corp. (I)	729	52,094
Exelis, Inc.	4,311	53,974
GenCorp, Inc. (I)	1,102	7,824
General Dynamics Corp.	8,390	615,658
GeoEye, Inc. (I)(L)	544	13,094
Goodrich Corp.	2,950	370,048
HEICO Corp., Class A	1,018	40,873
Hexcel Corp. (I)	2,343	56,255
Honeywell International, Inc.	18,250	1,114,163
Huntington Ingalls Industries, Inc. (I)	1,174	47,242
Kratos Defense & Security Solutions, Inc. (I)	805	4,299
L-3 Communications Holdings, Inc.	2,342	165,743
LMI Aerospace, Inc. (I)	376	6,843
Lockheed Martin Corp.	7,611	683,924
Moog, Inc., Class A (I)	1,069	45,849
National Presto Industries, Inc. (L)	167	12,669
Northrop Grumman Corp.	6,146	375,398
Orbital Sciences Corp., Class A (I)	1,479	19,449
Precision Castparts Corp.	3,398	587,514
Raytheon Company	8,137	429,471
Rockwell Collins, Inc.	3,553	204,511
SIFCO Industries, Inc.	214	4,006
Sparton Corp. (I)	460	4,416
Spirit Aerosystems Holdings, Inc., Class A (I)	3,438	84,093
Sypris Solutions, Inc.	965	3,908
Taser International, Inc. (I)	1,144	4,965
Teledyne Technologies, Inc. (I)	884	55,736
Textron, Inc.	6,590	183,400
The Boeing Company	17,519	1,302,888
The KEYW Holding Corp. (I)	896	6,944
TransDigm Group, Inc. (I)	1,172	135,671
Triumph Group, Inc. (L)	1,147	71,871

393

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	21,379	$1,773,174

		8,862,553
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (I)	1,747	10,115
Atlas Air Worldwide Holdings, Inc. (I)	649	31,937
C.H. Robinson Worldwide, Inc.	3,897	255,215
Expeditors International of Washington, Inc.	5,020	233,480
FedEx Corp.	7,471	687,033
Forward Air Corp.	684	25,082
HUB Group, Inc., Class A (I)	839	30,229
Pacer International, Inc. (I)	653	4,127
United Parcel Service, Inc., Class B	22,751	1,836,461
UTi Worldwide, Inc.	2,522	43,454
XPO Logistics, Inc. (I)	333	5,594

		3,162,727
Airlines - 0.2%
Alaska Air Group, Inc. (I)	1,656	59,318
Allegiant Travel Company (I)(L)	464	25,288
AMR Corp. (I)	7,914	3,894
Delta Air Lines, Inc. (I)	19,839	196,604
Hawaiian Holdings, Inc. (I)	939	4,911
JetBlue Airways Corp. (I)	7,248	35,443
Republic Airways Holdings, Inc. (I)	1,141	5,637
SkyWest, Inc.	1,088	12,022
Southwest Airlines Company	18,255	150,421
Spirit Airlines, Inc. (I)	1,881	37,752
United Continental Holdings, Inc. (I)	7,706	165,679
US Airways Group, Inc. (I)	3,842	29,161

		726,130
Building Products - 0.2%
AAON, Inc.	644	13,002
American Woodmark Corp.	444	7,992
AO Smith Corp.	1,103	49,580
Apogee Enterprises, Inc.	550	7,123
Armstrong World Industries, Inc. (L)	1,369	66,766
Builders FirstSource, Inc. (I)(L)	2,162	9,145
Fortune Brands Home & Security, Inc. (I)	3,618	79,849
Gibraltar Industries, Inc. (I)	681	10,317
Griffon Corp. (L)	1,296	13,867
Insteel Industries, Inc.	563	6,840
Lennox International, Inc.	1,177	47,433
Masco Corp.	8,300	110,971
NCI Building Systems, Inc. (I)	411	4,731
Owens Corning, Inc. (I)	2,816	101,460
PGT, Inc. (I)	2,645	4,787
Quanex Building Products Corp.	800	14,104
Simpson Manufacturing Company, Inc.	1,094	35,282
Trex Company, Inc. (I)(L)	301	9,656
Universal Forest Products, Inc.	512	17,654
USG Corp. (I)(L)	2,613	44,944

		655,503
Commercial Services & Supplies - 0.6%
A.T. Cross Company, Class A (I)	472	5,683
ABM Industries, Inc. (L)	1,288	31,298
ACCO Brands Corp. (I)	1,139	14,135
Acorn Energy, Inc.	585	6,359
American Reprographics Company (I)	873	4,705
Asset Acceptance Capital Corp. (I)	1,096	5,195
Asta Funding, Inc.	615	5,025
Avery Dennison Corp.	2,544	76,651
Casella Waste Systems, Inc., Class A (I)	1,041	6,485
Cenveo, Inc. (I)	1,822	6,158

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Cintas Corp. (L)	3,118	$121,976
Clean Harbors, Inc. (I)	1,259	84,768
Consolidated Graphics, Inc. (I)	278	12,580
Copart, Inc. (I)	2,964	77,271
Corrections Corp. of America (I)	2,313	63,168
Courier Corp.	452	5,243
Covanta Holding Corp.	3,256	52,845
Deluxe Corp.	1,221	28,596
Encore Capital Group, Inc. (I)	614	13,846
EnergySolutions, Inc. (I)(L)	2,503	12,265
EnerNOC, Inc. (I)	701	5,047
Ennis, Inc.	718	11,359
Fuel Tech, Inc. (I)	793	4,330
G&K Services, Inc., Class A	454	15,527
Healthcare Services Group, Inc. (L)	1,512	32,160
Heritage-Crystal Clean, Inc. (I)	385	7,681
Herman Miller, Inc. (L)	1,386	31,823
HNI Corp. (L)	1,005	27,889
InnerWorkings, Inc. (I)	958	11,161
Interface, Inc., Class A	1,612	22,487
Intersections, Inc.	549	7,016
Iron Mountain, Inc.	4,405	126,864
KAR Auction Services, Inc. (I)	3,307	53,606
Kimball International, Inc., Class B	1,220	8,430
Knoll, Inc.	1,200	19,968
McGrath RentCorp	612	19,651
Metalico, Inc. (I)	1,349	5,760
Mine Safety Appliances Company	820	33,686
Mobile Mini, Inc. (I)(L)	1,167	24,647
Multi-Color Corp.	400	9,004
NL Industries, Inc.	1,224	18,238
Pitney Bowes, Inc. (L)	4,595	80,780
Portfolio Recovery Associates, Inc. (I)	401	28,760
Quad/Graphics, Inc. (L)	1,184	16,458
R.R. Donnelley & Sons Company (L)	4,442	55,036
Republic Services, Inc.	8,705	266,025
Rollins, Inc.	3,435	73,097
Schawk, Inc., Class A	698	8,732
Standard Parking Corp. (I)	302	6,191
Steelcase, Inc., Class A (L)	3,275	31,440
Stericycle, Inc. (I)(L)	2,016	168,618
Swisher Hygiene, Inc. (I)(L)	4,502	11,075
Sykes Enterprises, Inc. (I)	1,006	15,895
Team, Inc. (I)	513	15,877
Tetra Tech, Inc. (I)	1,396	36,799
The Brinks Company	1,094	26,114
The Geo Group, Inc. (I)	1,557	29,599
TMS International Corp. (I)	1,082	13,092
TRC Companies, Inc. (I)	826	5,047
Unifirst Corp.	439	27,020
United Stationers, Inc. (L)	1,007	31,247
US Ecology, Inc.	378	8,218
Viad Corp.	563	10,939
Waste Connections, Inc.	2,654	86,335
Waste Management, Inc. (L)	10,861	379,701

		2,562,681
Construction & Engineering - 0.3%
AECOM Technology Corp. (I)	2,650	59,281
Aegion Corp. (I)	1,004	17,901
Argan, Inc.	435	6,977
Comfort Systems USA, Inc.	782	8,532
Dycom Industries, Inc. (I)	863	20,160
EMCOR Group, Inc.	1,616	44,796
Fluor Corp.	4,005	240,460

394

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Furmanite Corp. (I)	700	$4,494
Granite Construction, Inc. (L)	834	23,969
Great Lakes Dredge & Dock Corp.	1,675	12,094
Jacobs Engineering Group, Inc. (I)	2,973	131,912
KBR, Inc.	3,542	125,918
Layne Christensen Company (I)	532	11,837
MasTec, Inc. (I)	1,910	34,552
Michael Baker Corp. (I)	258	6,153
MYR Group, Inc. (I)	561	10,019
Northwest Pipe Company (I)	260	5,522
Orion Marine Group, Inc. (I)	763	5,516
Pike Electric Corp. (I)	949	7,810
Primoris Services Corp.	1,267	20,348
Quanta Services, Inc. (I)	4,996	104,416
Sterling Construction Company, Inc. (I)	395	3,851
The Shaw Group, Inc. (I)	1,666	52,829
Tutor Perini Corp. (I)	1,191	18,556
URS Corp.	1,842	78,322

		1,056,225
Electrical Equipment - 0.6%
A123 Systems, Inc. (I)(L)	3,038	3,403
Acuity Brands, Inc.	956	60,065
American Superconductor Corp. (I)(L)	1,242	5,117
AMETEK, Inc.	3,771	182,931
AZZ, Inc.	269	13,891
Belden, Inc.	1,053	39,919
Brady Corp., Class A	1,298	41,990
Broadwind Energy, Inc. (I)	4,811	2,262
Capstone Turbine Corp. (I)(L)	5,829	5,946
Coleman Cable, Inc. (I)	354	3,441
Emerson Electric Company	17,362	905,949
Encore Wire Corp.	509	15,133
EnerSys, Inc. (I)	1,095	37,942
Franklin Electric Company, Inc.	584	28,657
Fuelcell Energy, Inc. (I)	4,534	7,118
General Cable Corp. (I)(L)	1,258	36,583
GrafTech International, Ltd. (I)	3,438	41,050
Hubbell, Inc., Class B	1,387	108,990
II-VI, Inc. (I)(L)	1,532	36,232
Lighting Science Group Corp. (I)	3,647	3,829
Lime Energy Co. (I)	1,109	3,194
LSI Industries, Inc.	784	5,747
Polypore International, Inc. (I)	1,089	38,289
Powell Industries, Inc. (I)	321	10,994
PowerSecure International, Inc. (I)	618	3,745
Preformed Line Products Company	151	9,891
Regal-Beloit Corp.	994	65,157
Rockwell Automation, Inc.	3,345	266,597
Roper Industries, Inc.	2,288	226,878
Satcon Technology Corp. (I)	3,113	1,121
The Babcock & Wilcox Company (I)	2,792	71,894
Thermon Group Holdings, Inc. (I)	760	15,542
Thomas & Betts Corp. (I)	1,234	88,737
Valence Technology, Inc. (I)(L)	5,079	4,105
Vicor Corp.	1,178	9,424

		2,401,763
Industrial Conglomerates - 1.8%
3M Company	16,541	1,475,623
Carlisle Companies, Inc.	1,464	73,083
Danaher Corp.	16,203	907,368
General Electric Company	249,143	5,000,300
Raven Industries, Inc.	397	24,221
Seaboard Corp. (I)	29	56,579

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Standex International Corp.	320	$13,181

		7,550,355
Machinery - 2.2%
Accuride Corp. (I)	1,324	11,506
Actuant Corp., Class A (L)	1,647	47,747
AGCO Corp. (I)	2,306	108,866
Alamo Group, Inc.	343	10,311
Albany International Corp., Class A	756	17,350
Altra Holdings, Inc. (I)	570	10,944
American Railcar Industries, Inc. (I)	519	12,202
Ampco-Pittsburgh Corp.	317	6,381
Astec Industries, Inc. (I)	567	20,684
Barnes Group, Inc.	1,329	34,966
Blount International, Inc. (I)	1,228	20,483
Briggs & Stratton Corp. (L)	1,263	22,646
Cascade Corp.	279	13,983
Caterpillar, Inc.	15,238	1,623,152
Chart Industries, Inc. (I)	708	51,918
CIRCOR International, Inc.	362	12,044
CLARCOR, Inc.	1,194	58,613
Colfax Corp. (I)	2,013	70,938
Columbus McKinnon Corp./NY (I)	576	9,383
Commercial Vehicle Group, Inc. (I)	578	7,057
Crane Company	1,377	66,785
Cummins, Inc.	4,541	545,102
Deere & Company	9,742	788,128
Donaldson Company, Inc. (L)	3,578	127,842
Douglas Dynamics, Inc.	609	8,374
Dover Corp.	4,361	274,481
Dynamic Materials Corp.	379	8,001
Eaton Corp.	7,882	392,760
Energy Recovery, Inc. (I)	1,697	3,903
EnPro Industries, Inc. (I)(L)	496	20,386
ESCO Technologies, Inc.	576	21,180
Federal Signal Corp. (I)	1,496	8,318
Flow International Corp. (I)	1,534	6,167
Flowserve Corp.	1,315	151,896
FreightCar America, Inc.	224	5,038
Gardner Denver, Inc. (L)	1,175	74,049
Graco, Inc.	1,374	72,904
Graham Corp.	171	3,743
Greenbrier Companies, Inc. (I)(L)	617	12,210
Hardinge, Inc.	517	4,891
Harsco Corp.	1,823	42,768
Hurco Companies, Inc. (I)	233	6,582
IDEX Corp.	1,962	82,659
Illinois Tool Works, Inc.	11,416	652,082
ITT Corp.	2,155	49,436
John Bean Technologies Corp.	744	12,053
Joy Global, Inc.	2,471	181,619
Kadant, Inc. (I)	204	4,859
Kaydon Corp. (L)	801	20,434
Kennametal, Inc.	1,834	81,668
LB Foster Company	189	5,388
Lincoln Electric Holdings, Inc.	2,002	90,731
Lindsay Corp.	317	21,008
LS Starrett Company	397	5,141
Lydall, Inc. (I)	577	5,880
Meritor, Inc. (I)	2,106	16,995
Middleby Corp. (I)	454	45,936
Mueller Industries, Inc.	916	41,632
Mueller Water Products, Inc.	3,341	11,126
NACCO Industries, Inc., Class A	208	24,205
Navistar International Corp. (I)	1,717	69,453

395

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (I)	532	$4,341
Nordson Corp.	1,555	84,763
Omega Flex, Inc. (I)	343	4,356
Oshkosh Corp. (I)	2,210	51,206
PACCAR, Inc.	8,478	397,025
Pall Corp.	2,725	162,492
Parker Hannifin Corp.	3,563	301,252
Pentair, Inc. (L)	2,304	109,693
PMFG, Inc. (I)	350	5,254
RBC Bearings, Inc. (I)	550	25,372
Robbins & Myers, Inc.	1,083	56,370
Sauer-Danfoss, Inc.	1,156	54,332
Snap-On, Inc. (L)	1,370	83,529
SPX Corp.	1,216	94,276
Stanley Black & Decker, Inc.	3,983	306,532
Sun Hydraulics, Inc.	537	14,048
Tecumseh Products Company, Class A (I)	535	2,151
Tennant Company	395	17,380
Terex Corp. (I)	2,656	59,760
The Eastern Company	226	4,520
The Gorman-Rupp Company (L)	538	15,699
The Manitowoc Company, Inc.	3,212	44,518
The Toro Company	725	51,555
Timken Company	2,314	117,412
Titan International, Inc. (L)	1,027	24,289
TriMas Corp. (I)	840	18,808
Trinity Industries, Inc. (L)	1,936	63,791
Twin Disc, Inc. (L)	312	8,140
Valmont Industries, Inc. (L)	632	74,203
Wabash National Corp. (I)	1,473	15,246
WABCO Holdings, Inc. (I)	1,550	93,744
Wabtec Corp.	1,160	87,429
Watts Water Technologies, Inc., Class A (L)	902	36,757
Woodward, Inc.	1,665	71,312
Xerium Technologies, Inc. (I)	324	2,090
Xylem, Inc. (L)	4,311	119,630

		8,922,262
Marine - 0.0%
Alexander & Baldwin, Inc. (L)	946	45,834
Eagle Bulk Shipping, Inc. (I)(L)	2,116	4,105
Excel Maritime Carriers, Ltd. (I)(L)	2,455	4,910
Genco Shipping & Trading, Ltd. (I)	955	6,074
International Shipholding Corp.	238	5,495
Kirby Corp. (I)	1,321	86,909
Navios Maritime Partners LP	1,272	21,204

		174,531
Professional Services - 0.3%
Acacia Research Corp. (I)	1,025	42,784
Barrett Business Services, Inc.	234	4,640
CBIZ, Inc. (I)(L)	936	5,916
CDI Corp.	355	6,365
CoStar Group, Inc. (I)	626	43,225
CRA International, Inc. (I)	287	7,238
Dun & Bradstreet Corp.	1,128	95,575
Equifax, Inc.	2,798	123,839
Exponent, Inc. (I)	288	13,974
Franklin Covey Company (I)	641	6,032
FTI Consulting, Inc. (I)	915	34,331
Heidrick & Struggles International, Inc.	459	10,112
Hill International, Inc. (I)	706	2,775
Huron Consulting Group, Inc. (I)	570	21,409
ICF International, Inc. (I)	401	10,173
IHS, Inc., Class A (I)	1,537	143,940

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Insperity, Inc.	655	$20,069
Kelly Services, Inc., Class A (L)	880	14,071
Kforce, Inc. (I)	814	12,129
Korn/Ferry International (I)	1,149	19,246
Manpower, Inc.	1,949	92,324
Mistras Group, Inc. (I)	687	16,364
Navigant Consulting Company (I)	1,351	18,792
Odyssey Marine Exploration, Inc. (I)(L)	2,330	7,223
On Assignment, Inc. (I)	1,009	17,627
Pendrell Corp. (I)	6,139	16,023
Resources Connection, Inc.	976	13,713
Robert Half International, Inc.	3,317	100,505
RPX Corp. (I)	1,202	20,386
The Advisory Board Company (I)	394	34,916
The Corporate Executive Board Company	764	32,860
The Dolan Company (I)	898	8,181
Towers Watson & Company, Class A	1,656	109,412
TrueBlue, Inc. (I)	869	15,538
Verisk Analytics, Inc., Class A (I)	3,902	183,277
VSE Corp.	167	4,143

		1,329,127
Road & Rail - 0.8%
Amerco, Inc.	457	48,218
Arkansas Best Corp.	705	13,261
Avis Budget Group, Inc. (I)	2,532	35,828
Celadon Group, Inc.	490	7,620
Con-way, Inc.	1,284	41,871
CSX Corp.	24,737	532,340
Dollar Thrifty Automotive Group, Inc. (I)	691	55,909
Genesee & Wyoming, Inc., Class A (I)	1,035	56,490
Heartland Express, Inc. (L)	1,982	28,660
Hertz Global Holdings, Inc. (I)(L)	9,778	147,061
J.B. Hunt Transport Services, Inc.	2,753	149,681
Kansas City Southern	2,584	185,247
Knight Transportation, Inc. (L)	1,874	33,095
Landstar System, Inc.	1,106	63,838
Marten Transport, Ltd.	604	13,330
Norfolk Southern Corp.	7,924	521,637
Old Dominion Freight Line, Inc. (I)	1,315	62,686
Patriot Transportation Holding, Inc. (I)	313	7,290
Quality Distribution, Inc. (I)	485	6,683
RailAmerica, Inc. (I)	1,286	27,598
Roadrunner Transportation Systems, Inc. (I)	815	14,140
Ryder Systems, Inc.	1,195	63,096
Saia, Inc. (I)	429	7,297
Swift Transporation Company (I)	3,346	38,613
Union Pacific Corp.	11,396	1,224,842
Universal Truckload Services, Inc.	277	4,172
USA Truck, Inc. (I)	383	2,968
Werner Enterprises, Inc. (L)	1,613	40,099
YRC Worldwide, Inc. (I)	304	2,016
Zipcar, Inc. (I)	795	11,774

		3,447,360
Trading Companies & Distributors - 0.4%
Aceto Corp.	842	7,991
Air Lease Corp. (I)(L)	2,450	58,972
Aircastle, Ltd.	1,601	19,596
Applied Industrial Technologies, Inc.	936	38,498
Beacon Roofing Supply, Inc. (I)(L)	1,131	29,135
CAI International, Inc. (I)	386	7,017
DXP Enterprises, Inc. (I)	282	12,264
Fastenal Company	6,929	374,859
GATX Corp.	1,145	46,144

396

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. (I)(L)	922	$17,444
Houston Wire & Cable Company	298	4,139
Interline Brands, Inc. (I)	664	14,349
Kaman Corp., Class A	670	22,747
MSC Industrial Direct Company, Inc., Class A	1,499	124,837
RSC Holdings, Inc. (I)	2,377	53,696
Rush Enterprises, Inc., Class A (I)	968	20,541
Seacube Container Leasing, Ltd.	553	9,512
TAL International Group, Inc. (L)	812	29,809
Textainer Group Holdings, Ltd. (L)	1,173	39,765
Titan Machinery, Inc. (I)	544	15,341
United Rentals, Inc. (I)(L)	1,424	61,075
W.W. Grainger, Inc.	1,649	354,222
Watsco, Inc. (L)	838	62,046
WESCO International, Inc. (I)(L)	1,020	66,616
Willis Lease Finance Corp. (I)	489	6,362

		1,496,977
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,113	36,718
Wesco Aircraft Holdings, Inc. (I)	2,091	33,874

		70,592

		42,418,786
Information Technology - 19.1%
Communications Equipment - 1.9%
Acme Packet, Inc. (I)(L)	1,538	42,326
ADTRAN, Inc.	1,539	48,001
Anaren, Inc. (I)	432	7,927
Arris Group, Inc. (I)	2,666	30,126
Aruba Networks, Inc. (I)(L)	2,538	56,547
Aviat Networks, Inc. (I)	1,974	5,567
Bel Fuse, Inc., Class B	403	7,121
Black Box Corp.	458	11,684
Brocade Communications Systems, Inc. (I)	11,802	67,862
Calamp Corp. (I)	979	4,748
Calix, Inc. (I)	1,365	11,643
Ciena Corp. (I)(L)	2,331	37,739
Cisco Systems, Inc.	126,854	2,682,962
Comtech Telecommunications Corp. (L)	524	17,072
Comverse Technology, Inc. (I)	43	295
Dialogic, Inc. (I)	1,206	1,049
Digi International, Inc. (I)	713	7,836
EchoStar Corp., Class A (I)	2,062	58,025
Emcore Corp. (I)	763	3,640
Emulex Corp. (I)	2,134	22,151
Extreme Networks, Inc. (I)	2,730	10,456
F5 Networks, Inc. (I)	1,874	252,915
Finisar Corp. (I)	2,207	44,471
Globecomm Systems, Inc. (I)	415	6,009
Harmonic, Inc. (I)	2,721	14,884
Harris Corp.	2,732	123,159
Infinera Corp. (I)(L)	2,668	21,664
InterDigital, Inc. (L)	1,082	37,719
Ixia (I)(L)	1,543	19,272
JDS Uniphase Corp. (I)	5,390	78,101
Juniper Networks, Inc. (I)	12,374	283,117
Loral Space & Communications, Inc.	486	38,686
Meru Networks, Inc. (I)	433	1,754
Motorola Mobility Holdings, Inc. (I)	7,064	277,191
Motorola Solutions, Inc.	7,688	390,781
MRV Communications, Inc.	2,912	3,058
NETGEAR, Inc. (I)	889	33,960
Numerex Corp. (I)	584	5,712
Oclaro, Inc. (I)	1,172	4,618

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Oplink Communications, Inc. (I)	373	$6,378
OpNext, Inc. (I)	3,024	4,687
Plantronics, Inc.	1,048	42,192
Polycom, Inc. (I)	4,160	79,331
Powerwave Technologies, Inc. (I)(L)	912	1,870
Procera Networks, Inc. (I)	389	8,698
QUALCOMM, Inc.	39,655	2,697,333
Riverbed Technology, Inc. (I)	3,704	104,008
ShoreTel, Inc. (I)	1,320	7,498
Sonus Networks, Inc. (I)	7,104	20,602
Sycamore Networks, Inc. (I)	773	13,713
Symmetricom, Inc. (I)	1,285	7,414
Tellabs, Inc.	8,690	35,195
Telular Corp.	565	4,780
Tessco Technologies, Inc.	309	7,870
Ubiquiti Networks, Inc. (I)(L)	2,142	67,751
UTStarcom Holdings Corp. (I)	5,030	7,294
ViaSat, Inc. (I)(L)	1,021	49,222
Westell Technologies, Inc., Class A (I)	2,090	4,870

		7,942,554
Computers & Peripherals - 4.3%
3D Systems Corp. (I)(L)	1,165	27,424
Apple, Inc. (I)	21,921	13,140,982
Avid Technology, Inc. (I)(L)	1,037	11,407
Cray, Inc. (I)	687	5,029
Datalink Corp. (I)	554	5,274
Dell, Inc. (I)	42,384	703,574
Diebold, Inc.	1,446	55,700
Dot Hill Systems Corp. (I)	2,398	3,621
Electronics for Imaging, Inc. (I)	1,887	31,362
EMC Corp. (I)	48,102	1,437,288
Fusion-io, Inc. (I)	1,977	56,167
Hewlett-Packard Company	46,881	1,117,174
Hutchinson Technology, Inc. (I)(L)	1,471	3,236
Imation Corp. (I)	1,154	7,143
Immersion Corp. (I)	966	5,274
Intermec, Inc. (I)	1,634	12,631
Intevac, Inc. (I)(L)	795	6,758
Lexmark International, Inc., Class A	1,759	58,469
NCR Corp. (I)	3,727	80,913
NetApp, Inc. (I)	8,421	377,008
Novatel Wireless, Inc. (I)	1,074	3,598
QLogic Corp. (I)	2,269	40,297
Quantum Corp. (I)(L)	5,832	15,280
Rimage Corp.	348	3,483
SanDisk Corp. (I)	5,683	281,820
Silicon Graphics International Corp. (I)	836	8,092
STEC, Inc. (I)	971	9,166
Stratasys, Inc. (I)(L)	543	19,830
Super Micro Computer, Inc. (I)(L)	1,005	17,547
Synaptics, Inc. (I)	749	27,346
Western Digital Corp. (I)	5,466	226,238

		17,799,131
Electronic Equipment, Instruments & Components - 0.7%
Aeroflex Holding Corp. (I)	2,123	23,650
Agilysys, Inc. (I)	733	6,590
Amphenol Corp., Class A	3,916	234,059
Anixter International, Inc. (I)	773	56,066
Arrow Electronics, Inc. (I)	2,639	110,759
Avnet, Inc. (I)	3,479	126,601
AVX Corp.	4,025	53,372
Badger Meter, Inc.	407	13,834
Benchmark Electronics, Inc. (I)	1,407	23,201

397

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Brightpoint, Inc. (I)	1,391	$11,198
Checkpoint Systems, Inc. (I)	1,010	11,393
Cognex Corp.	1,002	42,445
Coherent, Inc. (I)	547	31,907
Corning, Inc.	37,158	523,185
CTS Corp.	674	7,090
Daktronics, Inc.	888	7,894
DDi Corp.	441	5,380
Document Security Systems, Inc. (I)	985	2,975
Dolby Laboratories, Inc., Class A (I)	2,546	96,901
DTS, Inc. (I)(L)	453	13,690
Echelon Corp. (I)	1,218	5,396
Electro Rent Corp.	657	12,095
Electro Scientific Industries, Inc.	747	11,212
Emagin Corp. (I)	820	2,665
FARO Technologies, Inc. (I)	355	20,707
FEI Company (I)	864	42,431
FLIR Systems, Inc.	3,653	92,457
Identive Group, Inc. (I)	1,823	3,810
Ingram Micro, Inc., Class A (I)	3,575	66,352
Insight Enterprises, Inc. (I)	950	20,834
InvenSense, Inc. (I)(L)	1,889	34,191
IPG Photonics Corp. (I)(L)	1,121	58,348
Itron, Inc. (I)	1,004	45,592
Jabil Circuit, Inc.	4,911	123,364
KEMET Corp. (I)	880	8,237
KEY Tronic Corp. (I)	452	4,285
Lecroy Corp. (I)	550	5,715
Littelfuse, Inc.	570	35,739
Maxwell Technologies, Inc. (I)	724	13,271
Measurement Specialties, Inc. (I)(L)	401	13,514
Mercury Computer Systems, Inc. (I)	689	9,129
Mesa Laboratories Inc	140	6,905
Methode Electronics, Inc.	704	6,533
Molex, Inc. (L)	4,191	117,851
MTS Systems Corp.	334	17,732
Multi-Fineline Electronix, Inc. (I)	505	13,862
National Instruments Corp.	2,850	81,282
NeoPhotonics Corp. (I)	857	4,054
Netlist, Inc. (I)	1,027	3,636
Newport Corp. (I)	799	14,158
OSI Systems, Inc. (I)	477	29,240
Park Electrochemical Corp.	433	13,090
PC Connection, Inc.	538	4,422
Plexus Corp. (I)	830	29,042
Power-One, Inc. (I)	3,206	14,587
Pulse Electronics Corp.	1,379	3,461
RadiSys Corp. (I)	794	5,876
RealD, Inc. (I)(L)	1,497	20,210
Richardson Electronics, Ltd.	635	7,607
Rofin-Sinar Technologies, Inc. (I)	720	18,986
Rogers Corp. (I)	398	15,423
Sanmina-SCI Corp. (I)	2,020	23,129
Scansource, Inc. (I)	664	24,780
SYNNEX Corp. (I)	897	34,212
Tech Data Corp. (I)(L)	992	53,826
Trimble Navigation, Ltd. (I)	2,906	158,145
TTM Technologies, Inc. (I)	1,990	22,865
Universal Display Corp. (I)(L)	1,115	40,731
Viasystems Group, Inc. (I)	571	10,838
Vishay Intertechnology, Inc. (I)	3,642	44,287
Vishay Precision Group, Inc. (I)	343	5,087
X-Rite, Inc. (I)(L)	1,829	8,304

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	412	$8,063

		2,893,758
Internet Software & Services - 2.0%
Active Network, Inc. (I)	1,361	22,906
Akamai Technologies, Inc. (I)	4,231	155,278
Ancestry.com, Inc. (I)(L)	1,079	24,536
Angie’s List, Inc. (I)	1,342	25,350
AOL, Inc. (I)(L)	2,325	44,105
Bankrate, Inc. (I)	2,362	58,460
Broadvision, Inc. (I)	124	3,529
Carbonite, Inc. (I)	665	7,322
comScore, Inc. (I)(L)	810	17,326
Constant Contact, Inc. (I)(L)	664	19,781
Cornerstone Ondemand, Inc. (I)	1,194	26,077
DealerTrack Holdings, Inc. (I)	935	28,293
Demand Media, Inc. (I)	1,798	13,036
Dice Holdings, Inc. (I)(L)	1,653	15,422
Digital River, Inc. (I)	977	18,280
EarthLink, Inc.	2,349	18,769
Easylink Services International Corp. (I)	1,106	5,624
eBay, Inc. (I)	30,462	1,123,743
Envestnet, Inc. (I)	867	10,855
Equinix, Inc. (I)	1,120	176,344
Google, Inc., Class A (I)	7,639	4,898,432
InfoSpace, Inc. (I)	929	11,900
InterActiveCorp	1,952	95,824
Internap Network Services Corp. (I)	1,016	7,457
IntraLinks Holdings, Inc. (I)	1,107	5,856
j2 Global, Inc. (L)	1,102	31,605
Keynote Systems, Inc.	481	9,505
Limelight Networks, Inc. (I)(L)	2,442	8,034
LinkedIn Corp., Class A (I)(L)	2,273	231,823
Liquidity Services, Inc. (I)	719	32,211
LivePerson, Inc. (I)	1,346	22,572
LogMeIn, Inc. (I)	526	18,531
LoopNet, Inc. (I)	837	15,719
Marchex, Inc., Class B	1,045	4,661
Monster Worldwide, Inc. (I)(L)	3,143	30,644
Move, Inc. (I)	3,822	37,112
NIC, Inc.	1,581	19,178
OpenTable, Inc. (I)	569	23,027
Perficient, Inc. (I)	602	7,230
Quepasa Corpquepasa Corp. (I)	1,007	4,471
QuinStreet, Inc. (I)	1,351	14,172
Rackspace Hosting, Inc. (I)	3,066	177,184
RealNetworks, Inc.	977	9,711
Responsys, Inc. (I)	1,184	14,172
Saba Software, Inc. (I)	643	6,308
SciQuest, Inc. (I)	684	10,424
SPS Commerce, Inc. (I)	348	9,354
Stamps.com, Inc. (I)	366	10,204
Support.com, Inc. (I)	1,791	5,642
TechTarget, Inc. (I)	764	5,295
Travelzoo, Inc. (I)(L)	401	9,223
United Online, Inc.	2,301	11,252
ValueClick, Inc. (I)	1,901	37,526
VeriSign, Inc. (L)	3,743	143,507
Vocus, Inc. (I)	554	7,341
Web.com Group, Inc. (I)	1,132	16,335
WebMD Health Corp. (I)	1,334	34,124
XO Group, Inc. (I)	492	4,620
Yahoo!, Inc. (I)	29,229	444,865
Zillow, Inc. (I)	673	23,952

398

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Zix Corp. (I)	2,134	$6,210

		8,332,249
IT Services - 3.4%
Acxiom Corp. (I)	1,763	25,881
Alliance Data Systems Corp. (I)	1,168	147,121
Automatic Data Processing, Inc.	11,554	637,665
Booz Allen Hamilton Holding Corp.	3,410	58,072
Broadridge Financial Solutions, Inc.	2,909	69,554
CACI International, Inc., Class A (I)(L)	630	39,243
Cardtronics, Inc. (I)	1,085	28,481
Cass Information Systems, Inc.	198	7,910
CIBER, Inc. (I)	2,045	8,671
Cognizant Technology
Solutions Corp., Class A (I)	7,102	546,499
Computer Sciences Corp.	3,654	109,401
Computer Task Group, Inc. (I)	358	5,485
Convergys Corp. (I)(L)	2,923	39,022
CoreLogic, Inc. (I)	2,489	40,620
CSG Systems International, Inc. (I)	891	13,490
DST Systems, Inc.	1,033	56,020
Echo Global Logistics, Inc. (I)	443	7,132
Euronet Worldwide, Inc. (I)	1,107	23,125
ExlService Holdings, Inc. (I)	766	21,019
Fidelity National Information Services, Inc.	7,077	234,390
Fiserv, Inc. (I)	3,296	228,709
FleetCor Technologies, Inc. (I)	1,923	74,555
Forrester Research, Inc.	566	18,338
Gartner, Inc. (I)	2,204	93,979
Genpact, Ltd. (I)	5,235	85,331
Global Cash Access Holdings, Inc. (I)	1,490	11,622
Global Payments, Inc.	1,823	86,538
Heartland Payment Systems, Inc.	960	27,686
Higher One Holdings, Inc. (I)(L)	1,420	21,229
iGate Corp. (I)(L)	1,225	20,531
International Business Machines Corp.	27,799	5,800,261
Jack Henry & Associates, Inc.	2,031	69,298
Lender Processing Services, Inc.	1,902	49,452
Lionbridge Technologies, Inc. (I)	2,209	6,362
ManTech International Corp., Class A (L)	903	31,117
MasterCard, Inc., Class A	2,989	1,256,994
Mattersight Corp. (I)	731	6,228
MAXIMUS, Inc.	747	30,380
ModusLink Global Solutions, Inc. (I)	860	4,644
MoneyGram International, Inc. (I)	1,413	25,434
NCI, Inc. (I)	381	2,435
NeuStar, Inc., Class A (I)	1,649	61,425
Online Resources Corp. (I)	1,282	3,654
Paychex, Inc.	8,494	263,229
PRGX Global, Inc. (I)	843	5,302
SAIC, Inc.	7,953	104,980
Sapient Corp.	3,338	41,558
ServiceSource International, Inc. (I)	1,729	26,765
Syntel, Inc.	1,000	56,000
TeleTech Holdings, Inc. (I)	1,387	22,331
Teradata Corp. (I)	3,970	270,556
The Hackett Group, Inc. (I)	1,484	8,859
The Western Union Company	14,557	256,203
TNS, Inc. (I)	505	10,974
Total Systems Services, Inc.	4,802	110,782
Unisys Corp. (I)	1,059	20,883
VeriFone Systems, Inc. (I)	2,454	127,289
Virtusa Corp. (I)	729	12,590
Visa, Inc., Class A	19,155	2,260,290

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Wright Express Corp. (I)	916	$59,293

		13,792,887
Office Electronics - 0.1%
Xerox Corp.	32,957	266,293
Zebra Technologies Corp., Class A (I)	1,187	48,881

		315,174
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (I)	1,197	15,705
Advanced Micro Devices, Inc. (I)	16,345	131,087
Alpha & Omega Semiconductor, Ltd. (I)	721	6,936
Altera Corp.	7,563	301,159
Amkor Technology, Inc. (I)	4,143	25,459
Amtech Systems, Inc. (I)(L)	344	2,866
Anadigics, Inc. (I)	2,127	5,041
Analog Devices, Inc.	7,028	283,931
Applied Materials, Inc.	30,686	381,734
Applied Micro Circuits Corp. (I)	1,374	9,536
Atmel Corp. (I)(L)	10,844	106,922
ATMI, Inc. (I)	691	16,100
AuthenTec, Inc. (I)	1,485	4,678
Axcelis Technologies, Inc. (I)	3,548	6,103
AXT, Inc. (I)	645	4,096
Broadcom Corp., Class A (I)	12,715	499,700
Brooks Automation, Inc.	1,693	20,875
Cabot Microelectronics Corp.	510	19,829
Cavium, Inc. (I)	1,157	35,798
CCD Equipment Corp. (I)	259	3,499
Ceva, Inc. (I)	574	13,036
Cirrus Logic, Inc. (I)(L)	1,411	33,582
Cohu, Inc.	479	5,446
Cree, Inc. (I)	2,744	86,793
CSR PLC, ADR (I)	207	3,039
Cymer, Inc. (I)	733	36,650
Cypress Semiconductor Corp. (I)	3,666	57,300
Diodes, Inc. (I)(L)	1,139	26,402
Entegris, Inc. (I)	3,313	30,943
Entropic Communications, Inc. (I)	2,234	13,024
Exar Corp. (I)	1,388	11,659
Fairchild Semiconductor International, Inc. (I)	3,070	45,129
First Solar, Inc. (I)(L)	2,032	50,902
FormFactor, Inc. (I)	1,372	7,656
Freescale
Semiconductor Holdings I, Ltd. (I)(L)	5,902	90,832
FSI International, Inc. (I)	1,191	5,824
GSI Technology, Inc. (I)	1,090	4,622
GT Advanced Technologies Inc. (I)	3,033	25,083
Hittite Microwave Corp. (I)	762	41,384
Inphi Corp. (I)	755	10,706
Integrated Device Technology, Inc. (I)	3,164	22,623
Integrated Silicon Solution, Inc. (I)	465	5,189
Intel Corp.	120,081	3,375,477
Intermolecular, Inc. (I)	1,145	7,110
International Rectifier Corp. (I)(L)	1,650	38,066
Intersil Corp., Class A	3,066	34,339
IXYS Corp. (I)	839	11,075
KLA-Tencor Corp.	3,875	210,878
Kopin Corp. (I)	1,135	4,619
Kulicke & Soffa Industries, Inc. (I)	1,781	22,138
Lam Research Corp. (I)(L)	2,820	125,828
Lattice Semiconductor Corp. (I)	2,974	19,123
Linear Technology Corp.	5,361	180,666
LSI Corp. (I)	13,258	115,079
LTX-Credence Corp. (I)	1,415	10,174

399

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd. (I)	13,751	$216,303
Mattson Technology, Inc. (I)	1,856	5,141
Maxim Integrated Products, Inc.	6,850	195,842
MaxLinear, Inc., Class A (I)	1,014	5,648
MEMC Electronic Materials, Inc. (I)(L)	5,631	20,328
Micrel, Inc. (L)	1,304	13,379
Microchip Technology, Inc. (L)	4,520	168,144
Micron Technology, Inc. (I)	23,428	189,767
Microsemi Corp. (I)	2,079	44,574
Mindspeed Technologies, Inc. (I)	1,068	6,803
MIPS Technologies, Inc. (I)(L)	1,405	7,643
MKS Instruments, Inc.	1,286	37,976
Monolithic Power Systems, Inc. (I)	710	13,966
MoSys, Inc. (I)	1,267	5,030
Nanometrics, Inc. (I)(L)	623	11,532
Novellus Systems, Inc. (I)(L)	1,568	78,259
NVE Corp. (I)(L)	141	7,473
NVIDIA Corp. (I)	14,408	221,739
Omnivision Technologies, Inc. (I)(L)	1,398	27,960
ON Semiconductor Corp. (I)	10,601	95,515
PDF Solutions, Inc. (I)	929	7,831
Photronics, Inc. (I)(L)	1,479	9,835
PLX Technology, Inc. (I)	1,352	5,435
PMC-Sierra, Inc. (I)	5,216	37,712
Power Integrations, Inc. (L)	617	22,903
QuickLogic Corp. (I)	1,411	3,852
Rambus, Inc. (I)	2,670	17,222
RF Micro Devices, Inc. (I)	6,722	33,476
Rubicon Technology, Inc. (I)	631	6,581
Rudolph Technologies, Inc. (I)	641	7,122
Semtech Corp. (I)	1,537	43,743
Sigma Designs, Inc. (I)	779	4,035
Silicon Image, Inc. (I)	2,196	12,912
Silicon Laboratories, Inc. (I)	1,002	43,086
Skyworks Solutions, Inc. (I)	4,403	121,743
Spansion, Inc., Class A (I)	1,550	18,879
Standard Microsystems Corp. (I)	484	12,521
STR Holdings, Inc. (I)	1,220	5,905
SunPower Corp. (I)	2,577	16,441
Supertex, Inc. (I)	355	6,415
Teradyne, Inc. (I)(L)	4,225	71,360
Tessera Technologies, Inc. (I)	1,159	19,993
Texas Instruments, Inc.	26,941	905,487
Transwitch Corp. (I)	1,304	3,416
TriQuint Semiconductor, Inc. (I)	4,009	27,642
Ultratech, Inc. (I)	647	18,750
Veeco Instruments, Inc. (I)(L)	883	25,254
Volterra Semiconductor Corp. (I)	538	18,515
Xilinx, Inc.	6,135	223,498

		9,788,036
Software - 4.3%
Accelrys, Inc. (I)	1,250	9,975
ACI Worldwide, Inc. (I)	981	39,505
Activision Blizzard, Inc.	27,116	347,627
Actuate Corp. (I)	1,416	8,892
Adobe Systems, Inc. (I)	11,612	398,408
Advent Software, Inc. (I)	1,170	29,952
American Software, Inc., Class A	450	3,861
ANSYS, Inc. (I)(L)	2,189	142,329
Ariba, Inc. (I)	2,324	76,018
Aspen Technology, Inc. (I)	2,275	46,706
Autodesk, Inc. (I)	5,355	226,624
Blackbaud, Inc.	1,039	34,526
BMC Software, Inc. (I)	4,032	161,925

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Bottomline Technologies, Inc. (I)	911	$25,453
BroadSoft, Inc. (I)	685	26,201
CA, Inc.	11,675	321,763
Cadence Design Systems, Inc. (I)	6,524	77,244
Callidus Software, Inc. (I)	647	5,053
Citrix Systems, Inc. (I)	4,419	348,703
CommVault Systems, Inc. (I)	999	49,590
Compuware Corp. (I)	5,233	48,091
Concur Technologies, Inc. (I)	1,264	72,528
Convio, Inc. (I)	487	7,534
Deltek, Inc. (I)	1,468	15,649
Digimarc Corp. (I)	216	6,035
Ebix, Inc.	840	19,454
Electronic Arts, Inc. (I)	7,892	130,060
Ellie Mae, Inc. (I)	786	8,772
EPIQ Systems, Inc.	981	11,870
ePlus, Inc. (I)	159	5,083
FactSet Research Systems, Inc. (L)	1,040	103,002
Fair Isaac Corp.	859	37,710
FalconStor Software, Inc. (I)	1,749	6,541
Fortinet, Inc. (I)	3,635	100,508
Glu Mobile Inc. (I)	1,164	5,645
Guidance Software, Inc. (I)	527	5,823
Imperva, Inc. (I)	541	21,180
Informatica Corp. (I)	2,520	133,308
Interactive Intelligence Group (I)	490	14,950
Intuit, Inc.	7,026	422,473
JDA Software Group, Inc. (I)	1,064	29,239
Jive Software, Inc. (I)	1,431	38,866
Kenexa Corp. (I)	692	21,618
Majesco Entertainment Company (I)	1,485	3,668
Manhattan Associates, Inc. (I)	459	21,816
Mentor Graphics Corp. (I)	2,655	39,453
MICROS Systems, Inc. (I)	1,921	106,212
Microsoft Corp.	198,427	6,399,271
MicroStrategy, Inc., Class A (I)	263	36,820
Mitek Systems Incmitek Systems Inc (I)	507	5,881
Monotype Imaging Holdings, Inc. (I)	778	11,592
Netscout Systems, Inc. (I)	949	19,303
NetSuite, Inc. (I)	1,593	80,112
Nuance Communications, Inc. (I)	7,133	182,462
Opnet Technologies, Inc. (L)	561	16,269
Oracle Corp.	119,024	3,470,740
Parametric Technology Corp. (I)	2,840	79,350
Pegasystems, Inc. (L)	900	34,344
Pervasive Software, Inc. (I)	986	5,906
Progress Software Corp. (I)	1,513	35,737
PROS Holdings, Inc. (I)	740	13,838
QLIK Technologies, Inc. (I)	1,979	63,328
Quest Software, Inc. (I)	1,981	46,098
RealPage, Inc. (I)	1,749	33,528
Red Hat, Inc. (I)	4,543	272,080
Rosetta Stone, Inc. (I)	599	6,182
Rovi Corp. (I)	2,561	83,361
Salesforce.com, Inc. (I)	3,203	494,896
Seachange International, Inc. (I)(L)	971	7,554
Smith Micro Software, Inc. (I)	1,763	4,108
SolarWinds, Inc. (I)	1,782	68,874
Solera Holdings, Inc.	1,668	76,545
Sourcefire, Inc. (I)(L)	631	30,370
SRS Labs, Inc. (I)	598	4,156
SS&C Technologies Holdings, Inc. (I)	1,893	44,164
Symantec Corp. (I)	17,471	326,708
Synchronoss Technologies, Inc. (I)(L)	882	28,153
Synopsys, Inc. (I)	3,307	101,393

400

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc. (I)(L)	1,940	$29,847
Taleo Corp. (I)	989	45,425
Tangoe, Inc. (I)	807	15,180
TeleCommunication Systems, Inc. (I)	1,207	3,355
TeleNav, Inc. (I)	863	6,058
THQ, Inc. (I)	2,341	1,311
TIBCO Software, Inc. (I)	3,914	119,377
TiVo, Inc. (I)	2,924	35,059
Tyler Technologies, Inc. (I)(L)	705	27,079
Ultimate Software Group, Inc. (I)	595	43,602
VASCO Data Security International, Inc. (I)	1,062	11,459
Verint Systems, Inc. (I)	960	31,094
VirnetX Holding Corp. (I)(L)	1,232	29,482
VMware, Inc., Class A (I)	9,951	1,118,194
Wave Systems Corp. Class A (I)(L)	1,941	3,610
Websense, Inc. (I)	808	17,041
Zynga, Inc. (I)	16,495	216,909

		17,654,648

		78,518,437
Materials - 3.8%
Chemicals - 2.3%
A. Schulman, Inc. (L)	713	19,265
ADA-ES, Inc. (I)	283	6,880
Air Products & Chemicals, Inc.	4,967	455,971
Airgas, Inc.	1,776	158,011
Albemarle Corp.	2,089	133,529
American Vanguard Corp.	755	16,376
Arabian American Development Company (I)	686	6,366
Ashland, Inc.	1,809	110,458
Balchem Corp. (L)	725	21,931
Cabot Corp.	1,475	62,953
Calgon Carbon Corp. (I)	1,429	22,307
Celanese Corp., Series A	3,663	169,157
CF Industries Holdings, Inc.	1,538	280,916
Chemtura Corp. (I)	2,442	41,465
Cytec Industries, Inc.	1,170	71,124
E.I. du Pont de Nemours & Company	21,785	1,152,427
Eastman Chemical Company (L)	3,246	167,786
Ecolab, Inc.	7,101	438,274
Ferro Corp. (I)	2,227	13,228
Flotek Industries, Inc. (I)	1,053	12,657
FMC Corp.	1,634	172,975
Georgia Gulf Corp. (I)	847	29,543
H.B. Fuller Company (L)	1,198	39,330
Hawkins, Inc. (L)	211	7,849
Huntsman Corp.	5,713	80,039
Innophos Holdings, Inc.	533	26,714
International Flavors & Fragrances, Inc.	1,871	109,641
Intrepid Potash, Inc. (I)(L)	1,827	44,451
KMG Chemicals, Inc.	224	4,043
Koppers Holdings, Inc.	455	17,545
Kraton Performance Polymers, Inc. (I)	778	20,671
Kronos Worldwide, Inc. (L)	2,710	67,587
Landec Corp. (I)	863	5,635
LSB Industries, Inc. (I)	541	21,056
Minerals Technologies, Inc.	410	26,818
Monsanto Company	12,633	1,007,608
NewMarket Corp. (L)	309	57,907
Olin Corp.	1,916	41,673
OM Group, Inc. (I)	761	20,935
Omnova Solutions, Inc. (I)(L)	1,304	8,802
PolyOne Corp.	2,024	29,146
PPG Industries, Inc.	3,655	350,149

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Praxair, Inc.	7,085	$812,224
Quaker Chemical Corp.	268	10,573
Rockwood Holdings, Inc. (I)	1,807	94,235
RPM International, Inc.	3,145	82,368
Senomyx, Inc. (I)	1,262	3,458
Sensient Technologies Corp.	1,130	42,940
Sigma-Aldrich Corp. (L)	2,862	209,098
Solutia, Inc.	2,928	81,808
Spartech Corp. (I)	593	2,894
Stepan Company	253	22,213
Terra Nitrogen Company LP	440	110,440
The Dow Chemical Company	27,897	966,352
The Mosaic Company	10,542	582,867
The Scotts Miracle-Gro Company, Class A	1,434	77,665
The Sherwin-Williams Company	2,440	265,155
Tredegar Industries, Inc.	684	13,400
Valhi, Inc.	2,669	141,590
Valspar Corp.	2,163	104,451
W.R. Grace & Company (I)	1,746	100,919
Westlake Chemical Corp. (L)	1,572	101,850
Zep, Inc.	592	8,525
Zoltek Companies, Inc. (I)	804	9,101

		9,395,324
Construction Materials - 0.1%
Eagle Materials, Inc.	1,105	38,399
Headwaters, Inc. (I)	1,902	7,950
Martin Marietta Materials, Inc.	1,072	91,795
Texas Industries, Inc.	700	24,507
United States Lime & Minerals, Inc. (I)	129	7,726
Vulcan Materials Company	3,084	131,779

		302,156
Containers & Packaging - 0.2%
AptarGroup, Inc.	1,578	86,427
Ball Corp.	3,828	164,145
Bemis Company, Inc. (L)	2,458	79,369
Boise, Inc.	2,614	21,461
Crown Holdings, Inc. (I)	3,552	130,820
Graphic Packaging Holding Company (I)	9,089	50,171
Greif, Inc., Class A	1,126	62,966
Myers Industries, Inc.	715	10,546
Owens-Illinois, Inc. (I)	3,776	88,132
Packaging Corp. of America	2,261	66,903
Rock-Tenn Company, Class A	1,673	113,028
Sealed Air Corp.	4,582	88,478
Silgan Holdings, Inc.	1,656	73,195
Sonoco Products Company	2,324	77,157
UFP Technologies, Inc. (I)	327	6,360

		1,119,158
Metals & Mining - 1.0%
A. M. Castle & Company (I)(L)	676	8,551
AK Steel Holding Corp.	2,774	20,971
Alcoa, Inc.	25,036	250,861
Allegheny Technologies, Inc.	2,513	103,460
Allied Nevada Gold Corp. (I)(L)	2,164	70,395
AMCOL International Corp. (L)	678	19,994
Carpenter Technology Corp.	1,056	55,155
Century Aluminum Company (I)(L)	2,202	19,554
Cliffs Natural Resources, Inc.	3,363	232,921
Coeur d’Alene Mines Corp. (I)	2,046	48,572
Commercial Metals Company (L)	2,611	38,695
Compass Minerals International, Inc.	779	55,885
Freeport-McMoRan Copper & Gold, Inc.	22,357	850,460
General Moly, Inc. (I)(L)	2,672	8,951

401

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Globe Specialty Metals, Inc.	1,837	$27,316
Handy & Harman, Ltd. (I)	391	5,646
Haynes International, Inc. (L)	260	16,471
Hecla Mining Company (L)	6,341	29,295
Horsehead Holding Corp. (I)	1,000	11,390
Kaiser Aluminum Corp. (L)	483	22,827
Materion Corp. (I)	519	14,911
McEwen Mining, Inc. (I)(L)	3,165	14,053
Metals USA Holdings Corp. (I)	1,000	14,410
Molycorp, Inc. (I)(L)	1,919	64,920
Newmont Mining Corp.	11,513	590,272
Noranda Aluminum Holding Corp.	1,665	16,600
Nucor Corp.	7,479	321,223
Olympic Steel, Inc.	186	4,464
Paramount Gold and Silver Corp. (I)(L)	2,635	5,955
Reliance Steel & Aluminum Company	1,785	100,817
Royal Gold, Inc.	1,312	85,569
RTI International Metals, Inc. (I)(L)	666	15,358
Schnitzer Steel Industries, Inc. (L)	687	27,408
Solitario Exploration & Royalty Corp. (I)	2,030	2,801
Southern Copper Corp. (L)	20,072	636,483
Steel Dynamics, Inc.	5,061	73,587
Stillwater Mining Company (I)	2,775	35,076
Suncoke Energy, Inc. (I)	1,551	22,040
Titanium Metals Corp.	4,069	55,176
United States Steel Corp. (L)	3,429	100,710
Universal Stainless & Alloy Products, Inc. (I)	119	5,084
US Energy Corp. (I)	1,052	3,324
Vista Gold Corp. (I)(L)	1,484	4,660
Walter Energy, Inc.	1,471	87,098
Worthington Industries, Inc. (L)	1,600	30,688

		4,230,057
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	956	32,475
Clearwater Paper Corp. (I)	576	19,129
Deltic Timber Corp.	274	17,341
Domtar Corp.	870	82,981
International Paper Company	10,280	360,828
KapStone Paper and Packaging Corp. (I)	1,194	23,522
Louisiana-Pacific Corp. (I)	3,038	28,405
MeadWestvaco Corp.	3,992	126,107
Neenah Paper, Inc.	311	9,249
P.H. Glatfelter Company	956	15,086
Schweitzer-Mauduit International, Inc.	399	27,555
Verso Paper Corp. (I)	1,827	3,435
Wausau Paper Corp.	993	9,314

		755,427

		15,802,122
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)	1,278	5,368
AboveNet, Inc. (I)	632	52,330
Alaska Communications
Systems Group, Inc. (L)	1,419	4,371
American Tower Corp.	9,280	584,826
AT&T, Inc.	139,789	4,365,610
Atlantic Tele-Network, Inc.	401	14,580
Boingo Wireless, Inc. (I)	634	7,671
Cbeyond, Inc. (I)	824	6,592
CenturyLink, Inc.	14,541	562,010
Cincinnati Bell, Inc. (I)(L)	4,090	16,442
Cogent Communications Group, Inc. (I)	1,163	22,190
Consolidated Communications Holdings, Inc.	718	14,094

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (L)	23,625	$98,516
General Communication, Inc., Class A (I)	950	8,284
Globalstar, Inc. (I)(L)	6,027	4,219
IDT Corp., Class B	427	3,988
inContact, Inc. (I)	1,428	7,968
Level 3 Communications, Inc. (I)	4,971	127,904
Lumos Networks Corp.	555	5,972
Multiband Corp. (I)	1,058	3,185
Neutral Tandem, Inc. (I)	876	10,678
Premiere Global Services, Inc. (I)	1,065	9,628
SureWest Communications	296	6,675
Towerstream Corp. (I)	1,087	5,163
TW Telecom, Inc. (I)	3,587	79,488
Verizon Communications, Inc.	66,752	2,551,929
Vonage Holdings Corp. (I)	4,929	10,893
Windstream Corp. (L)	13,707	160,509

		8,751,083
Wireless Telecommunication Services - 0.3%
Clearwire Corp. (I)	21,878	49,882
Crown Castle International Corp. (I)	6,702	357,485
Leap Wireless International, Inc. (I)	2,036	17,774
MetroPCS Communications, Inc. (I)	8,442	76,147
NII Holdings, Inc. (I)	4,011	73,441
NTELOS Holdings Corp.	555	11,489
SBA Communications Corp., Class A (I)(L)	2,591	131,649
Shenandoah Telecommunications Company	652	7,270
Sprint Nextel Corp. (I)	70,671	201,412
Telephone & Data Systems, Inc. (L)	2,924	67,691
United States Cellular Corp. (I)(L)	2,035	83,293
USA Mobility, Inc.	574	7,996

		1,085,529

		9,836,612
Utilities - 3.1%
Electric Utilities - 1.5%
ALLETE, Inc.	846	35,101
American Electric Power Company, Inc.	11,395	439,619
Central Vermont Public Service Corp.	271	9,539
Cleco Corp.	1,372	54,400
Duke Energy Corp. (L)	31,404	659,798
Edison International	7,726	328,432
El Paso Electric Company	958	31,125
Entergy Corp.	4,169	280,157
Exelon Corp.	20,027	785,259
FirstEnergy Corp.	9,831	448,195
Great Plains Energy, Inc.	3,214	65,148
Hawaiian Electric Industries, Inc. (L)	2,229	56,505
IDACORP, Inc.	1,180	48,522
ITC Holdings Corp.	1,187	91,328
MGE Energy, Inc.	555	24,636
NextEra Energy, Inc.	9,980	609,578
Northeast Utilities	4,141	153,714
NV Energy, Inc.	5,479	88,321
Otter Tail Corp.	831	18,033
Pepco Holdings, Inc. (L)	5,463	103,196
Pinnacle West Capital Corp.	2,539	121,618
PNM Resources, Inc.	1,941	35,520
Portland General Electric Company	1,756	43,865
PPL Corp.	13,594	384,166
Progress Energy, Inc.	6,981	370,761
Southern Company	20,336	913,696
The Empire District Electric Company	1,053	21,429
UIL Holdings Corp. (L)	1,235	42,929
UniSource Energy Corp.	843	30,829

402

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Unitil Corp.	246	$6,600
Westar Energy, Inc.	2,748	76,752

		6,378,771
Gas Utilities - 0.3%
AGL Resources, Inc.	2,701	105,933
AmeriGas Partners LP	2,070	83,876
Atmos Energy Corp.	2,127	66,915
Chesapeake Utilities Corp.	243	9,992
Delta Natural Gas Company, Inc.	162	6,156
Ferrellgas Partners LP	1,955	29,481
Gas Natural, Inc.	598	6,961
National Fuel Gas Company	1,970	94,796
New Jersey Resources Corp.	982	43,768
Northwest Natural Gas Company	595	27,013
ONEOK, Inc.	2,409	196,719
Piedmont Natural Gas Company, Inc.	1,721	53,471
Questar Corp.	4,085	78,677
RGC Resources, Inc.	446	8,206
South Jersey Industries, Inc.	691	34,578
Southwest Gas Corp.	1,053	45,005
Star Gas Partners LP	2,005	8,301
Suburban Propane Partners LP	808	34,744
The Laclede Group, Inc. (L)	493	19,237
UGI Corp.	2,675	72,894
WGL Holdings, Inc.	1,151	46,846

		1,073,569
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (I)	11,621	199,997
Dynegy, Inc. (I)(L)	3,598	2,015
Genie Energy, Ltd.	427	4,129
GenOn Energy, Inc. (I)	19,323	40,192
NRG Energy, Inc. (I)	5,448	85,370
Ormat Technologies, Inc.	1,210	24,382
Synthesis Energy Systems, Inc. (I)	2,507	3,685
The AES Corp. (I)	18,063	236,083

		595,853
Multi-Utilities - 1.1%
Alliant Energy Corp.	2,630	113,932
Ameren Corp.	5,692	185,445
Avista Corp.	1,341	34,303
Black Hills Corp. (L)	932	31,250
CenterPoint Energy, Inc.	9,994	197,082
CH Energy Group, Inc. (L)	353	23,556
CMS Energy Corp.	5,864	129,008
Consolidated Edison, Inc. (L)	6,902	403,215
Dominion Resources, Inc.	13,435	688,006
DTE Energy Company	4,007	220,505
Integrys Energy Group, Inc.	1,819	96,389
MDU Resources Group, Inc.	4,509	100,957
NiSource, Inc.	6,628	161,392
NorthWestern Corp.	845	29,964
NSTAR	2,512	122,159
OGE Energy Corp.	2,339	125,137
PG&E Corp.	9,589	416,258
Public Service Enterprise Group, Inc.	11,973	366,494
SCANA Corp. (L)	3,074	140,205
Sempra Energy	5,640	338,174
TECO Energy, Inc.	5,103	89,558
Vectren Corp.	1,933	56,173
Wisconsin Energy Corp.	5,420	190,676
Xcel Energy, Inc.	11,466	303,505

		4,563,343

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.1%
American States Water Company (L)	483	$17,456
American Water Works Company, Inc.	4,070	138,502
Aqua America, Inc.	3,195	71,217
Artesian Resources Corp.	556	10,447
California Water Service Group	891	16,225
Connecticut Water Service, Inc.	252	7,129
Middlesex Water Company	365	6,895
SJW Corp. (L)	528	12,735
York Water Company	367	6,349

		286,955

		12,898,491

TOTAL COMMON STOCKS (Cost $314,446,363)		$401,368,903

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,500	$2,018

TOTAL CORPORATE BONDS (Cost $2,048)		$2,018

ESCROW SHARES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	2,544	0

TOTAL ESCROW SHARES (Cost $0)		$0

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $0.01) (I)	1,041	1,905
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Strike Price: $0.02) (I)(N)	4,291	0
Sanofi (Expiration Date: 12/31/2020, Strike
Price: EUR 2.00) (I)	6,678	9,015

TOTAL RIGHTS (Cost $25,528)		$10,920

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	273	135

TOTAL WARRANTS (Cost $0)		$135

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	2,262,295	22,642,405

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,640,597)		$22,642,405

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $8,932,007 on 04/02/2012,
collateralized by $8,120,000 U.S. Treasury
Bonds, 2.000% - 3.625% due 11/15/2019 -
11/15/2021 (valued at $9,112,144,
including interest)	$8,932,000	$8,932,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,932,000)		$8,932,000

Total Investments (Total Stock Market Index Trust)
(Cost $346,046,536) - 105.2%		$432,956,381
Other assets and liabilities, net - (5.2%)		(21,442,595)

TOTAL NET ASSETS - 100.0%		$411,513,786

403

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 44.4%
U.S. Government Agency - 44.4%
Federal Farm Credit Bank 1.200%, 05/16/2014 $	1,000,000	$999,860
Federal Home Loan Banks
0.625%, 04/19/2013	750,000	750,102
0.750%, 01/27/2015	1,300,000	1,300,569
1.025%, 07/11/2014	2,000,000	2,000,320
1.375%, 11/25/2014	2,450,000	2,453,994
1.450%, 05/24/2016	2,000,000	2,003,931
Federal Home Loan Mortgage Corp.
0.630%, 11/08/2013	2,000,000	2,000,602
0.950%, 11/10/2014	4,000,000	4,002,572
1.600%, 06/29/2015	3,000,000	3,010,132
2.008%, 12/01/2035 (P)	395,290	415,057
2.197%, 06/01/2036 (P)	388,032	409,712
2.255%, 12/01/2035 (P)	884,072	929,379
2.277%, 12/01/2036 (P)	204,981	215,335
2.378%, 11/01/2036 (P)	742,192	782,107
2.409%, 08/01/2035 (P)	840,382	888,401
2.454%, 05/01/2037 (P)	842,737	895,580
2.481%, 05/01/2034 (P)	935,743	989,420
2.529%, 02/01/2036 (P)	722,972	766,629
2.649%, 06/01/2035 (P)	820,698	874,556
Federal National Mortgage Association
0.500%, 10/03/2013	1,500,000	1,500,006
0.600%, 10/24/2013	3,800,000	3,801,119
0.700%, 10/17/2014	4,000,000	3,992,884
1.500%, 10/20/2016	2,750,000	2,752,153
2.054%, 10/01/2035 (P)	1,109,721	1,165,777
2.125%, 11/23/2015	1,220,000	1,223,487
2.240%, 07/06/2015	4,000,000	4,021,570
2.250%, 02/01/2035 (P)	927,291	984,341
2.310%, 01/01/2036 (P)	1,374,984	1,449,255
2.335%, 05/01/2036 (P)	3,058,573	3,226,583
2.397%, 07/01/2035 (P)	1,445,139	1,534,937
2.432%, 07/01/2035 (P)	822,432	871,362
2.457%, 10/01/2038 (P)	1,063,003	1,119,228
2.489%, 05/01/2034 (P)	671,467	711,111
6.500%, 10/01/2037	225,463	252,098
Government National Mortgage Association
1.625%, 08/20/2032 to 08/20/2035 (P)	1,532,245	1,583,815

		55,877,984

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $54,822,175)		$55,877,984

CORPORATE BONDS - 34.5%
Consumer Discretionary - 5.7%
American Honda Finance Corp.
0.711%, 08/28/2012 (P)(S)	500,000	500,454
4.625%, 04/02/2013 (S)	1,000,000	1,040,475
Best Buy Company, Inc. 6.750%, 07/15/2013	1,000,000	1,060,611
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,000,000	1,072,206
Hewlett-Packard Company
1.250%, 09/13/2013	1,000,000	1,001,966
Time Warner Cable, Inc. 5.400%, 07/02/2012	400,000	404,564
Whirlpool Corp. 5.500%, 03/01/2013	1,000,000	1,036,423
Xerox Corp. 1.874%, 09/13/2013 (P)	1,000,000	1,008,855

		7,125,554
Consumer Staples - 3.4%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	506,475
Archer-Daniels-Midland Company
0.670%, 08/13/2012 (P)	1,000,000	1,001,440

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	$150,000	$158,582
Cargill, Inc. 4.307%, 05/14/2021 (S)	265,000	281,064
Coca-Cola Bottling Company
5.000%, 11/15/2012	500,000	512,887
Kraft Foods, Inc. 6.250%, 06/01/2012	700,000	706,023
Philip Morris International, Inc.
4.875%, 05/16/2013	1,000,000	1,048,744

		4,215,215
Energy - 1.3%
Husky Energy, Inc. 6.250%, 06/15/2012	850,000	858,704
NuStar Logistics LP 6.875%, 07/15/2012	400,000	404,591
Valero Energy Corp. 6.875%, 04/15/2012	350,000	350,612

		1,613,907
Financials - 14.8%
American Express Bank FSB
0.371%, 05/29/2012 (P)	700,000	700,085
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	1,022,059
Aon Corp. 7.375%, 12/14/2012	1,000,000	1,041,641
Bank of America Corp.
1.973%, 01/30/2014 (P)	500,000	490,904
Barclays Bank PLC 2.500%, 01/23/2013	1,000,000	1,008,769
BB&T Corp. 4.750%, 10/01/2012	1,000,000	1,019,420
BNP Paribas 1.474%, 06/11/2012 (P)	500,000	500,708
Citigroup, Inc. 2.027%, 01/13/2014 (P)	1,000,000	994,058
Credit Suisse USA, Inc.
0.830%, 04/12/2013 (P)	1,000,000	996,050
Duke Realty LP 5.875%, 08/15/2012	746,000	757,691
General Electric Capital Corp., Series A
6.000%, 06/15/2012	500,000	505,443
HSBC Finance Corp.
0.912%, 07/19/2012 (P)	500,000	500,007
7.000%, 05/15/2012	250,000	251,806
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	697,837
JPMorgan Chase & Company
5.250%, 11/02/2012	500,000	511,232
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	771,200
Morgan Stanley 3.006%, 05/14/2013 (P)	250,000	251,888
National Australia Bank Ltd.
0.674%, 06/15/2012 (S)	1,000,000	999,984
National City Bank 0.588%, 03/01/2013 (P)	400,000	400,096
North Fork Bancorporation Inc.
5.875%, 08/15/2012	1,010,000	1,026,090
Regions Financial Corp.
0.644%, 06/26/2012 (P)	250,000	249,338
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	766,922
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	250,000	252,196
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	810,697
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	252,978
UBS AG 2.250%, 08/12/2013	300,000	301,869
Wachovia Corp. 5.500%, 05/01/2013	1,500,000	1,575,269

		18,656,237
Health Care - 0.8%
Express Scripts, Inc. 5.250%, 06/15/2012	1,000,000	1,008,491

404

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 1.6%
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	$700,000	$708,447
John Deere Capital Corp. 5.250%, 10/01/2012	1,000,000	1,024,468
Textron, Inc. 6.500%, 06/01/2012	250,000	251,934

		1,984,849
Information Technology - 0.8%
International Business Machines Corp.
4.750%, 11/29/2012	1,000,000	1,030,456
Materials - 2.5%
Alcoa, Inc. 6.000%, 07/15/2013	1,000,000	1,060,767
ArcelorMittal 5.375%, 06/01/2013	1,000,000	1,037,816
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,057,121

		3,155,704
Telecommunication Services - 2.4%
COX Communications, Inc.
7.125%, 10/01/2012	892,000	920,829
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	1,000,000	1,052,308
Verizon Communications, Inc.
5.250%, 04/15/2013	1,000,000	1,048,390

		3,021,527
Utilities - 1.2%
Dominion Resources, Inc. 5.700%, 09/17/2012	1,000,000	1,022,698
NiSource Finance Corp. 6.150%, 03/01/2013	500,000	522,320

		1,545,018

TOTAL CORPORATE BONDS (Cost $44,170,196)		$43,356,958

ASSET BACKED SECURITIES - 19.6%
American Express Credit Account
Master Trust, Series 2007-7, Class A
0.282%, 02/17/2015 (P)	100,000	100,006
American Express Issuance Trust,
Series 2007-2, Class A
0.492%, 07/15/2013 (P)	1,500,000	1,500,977
Americredit Automobile Receivables Trust
Series 2011-1, Class A2,
0.840%, 06/09/2014	534,800	535,038
Series 2010-2, Class A2,
1.220%, 10/08/2013	570	570
BA Credit Card Trust, Series 2008-A7,
Class A7 0.942%, 12/15/2014 (P)	3,000,000	3,005,906
Bank of America Auto Trust, Series 2010-2,
Class A3 1.310%, 07/15/2014	1,234,015	1,238,053
BMW Vehicle Lease Trust
Series 2010-1, Class A3,
0.820%, 04/15/2013	900,344	901,100
Series 2011-1, Class A3,
1.060%, 02/20/2014	1,500,000	1,506,481
Capital Auto Receivables Asset Trust,
Series 2008-1, Class A4A
4.460%, 07/15/2014	512,018	515,288
Capital One Multi-Asset Execution Trust,
Series 2007-A4, Class A4
0.272%, 03/16/2015 (P)	1,000,000	999,975
Chase Issuance Trust, Series 2009-A2,
Class A2 1.792%, 04/15/2014 (P)	750,000	750,531
Citibank Credit Card Issuance Trust,
Series 2007-A7, Class A7
0.592%, 08/20/2014 (P)	700,000	700,834
Citibank Omni Master Trust, Series 2009-A8,
Class A8 2.342%, 05/16/2016 (P)(S)	965,000	967,404

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Master Trust, Series 2009-A1,
Class A1 1.542%, 12/15/2014 (P)	$1,000,000	$1,002,673
Discover Card Master Trust I
Series 2007-3, Class A2,
0.292%, 10/16/2014 (P)	295,000	295,007
Series 2005-4, Class A2,
0.332%, 06/16/2015 (P)	1,330,000	1,330,664
DT Auto Owner Trust, Series 2011-1A,
Class A 0.990%, 05/15/2013 (S)	49,953	49,951
Ford Credit Auto Owner Trust, Series 2009-A,
Class A4 6.070%, 05/15/2014	903,774	926,836
GE Capital Credit Card Master Note Trust,
Series 2009-1, Class A
2.342%, 04/15/2015 (P)	1,460,000	1,458,667
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A3,
1.740%, 09/15/2013	45,063	45,112
Series 2009-2, Class A3,
2.620%, 03/15/2014	24,388	24,421
Series 2009-1, Class A4,
4.550%, 01/15/2017	1,037,372	1,047,980
Series 2007-2, Class A4,
5.120%, 08/15/2013	15,766	15,794
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A3
1.250%, 10/21/2013	632,122	633,722
Hyundai Auto Receivables Trust,
Series 2010-A, Class A3
1.500%, 10/15/2014	1,270,307	1,277,358
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	475,434	477,771
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3
5.000%, 09/15/2014	708,201	713,917
Santander Drive Auto Receivables Trust
Series 2010-3, Class A2,
0.930%, 06/17/2013	75,448	75,457
Series 2010-1 A2,
1.360%, 03/15/2013	56,908	56,921
Volkswagen Auto Lease Trust, Series 2010-A,
Class A3 0.990%, 11/20/2013	1,500,000	1,502,967
Volvo Financial Equipment LLC,
Series 2010-1A, Class A3
1.560%, 06/17/2013 (S)	302,693	303,047
World Omni Auto Receivables Trust
Series 2010-A, Class A3,
1.340%, 12/16/2013	154,122	154,413
Series 2008-A, Class A4,
4.740%, 10/15/2013	582,858	586,953

TOTAL ASSET BACKED SECURITIES (Cost $24,800,339)		$24,701,794

Total Investments (Ultra Short Term Bond Trust)
(Cost $123,792,710) - 98.5%		$123,936,736
Other assets and liabilities, net - 1.5%		1,904,087

TOTAL NET ASSETS - 100.0%		$125,840,823

405

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 8.1%
Auto Components - 0.0%
Visteon Corp. (I)	1,500	$79,500
Automobiles - 0.2%
General Motors Company (I)	68,585	1,759,205
Distributors - 0.2%
Genuine Parts Company	21,600	1,355,400
LKQ Corp. (I)	2,300	71,691

		1,427,091
Diversified Consumer Services - 0.3%
Apollo Group, Inc., Class A (I)	31,300	1,209,432
Bridgepoint Education, Inc. (I)(L)	3,500	86,625
Career Education Corp. (I)	7,500	60,450
DeVry, Inc.	3,200	108,384
H&R Block, Inc.	20,600	339,282
ITT Educational Services, Inc. (I)(L)	1,130	74,738
Weight Watchers International, Inc.	4,700	362,793

		2,241,704
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (I)(L)	1,200	108,828
Chipotle Mexican Grill, Inc. (I)(L)	260	108,680
Cracker Barrel Old Country Store, Inc.	1,400	78,120
Domino’s Pizza, Inc.	2,200	79,860
Einstein Noah Restaurant Group, Inc.	6,900	102,948
McDonald’s Corp.	195,901	19,217,888
Multimedia Games
Holding Company, Inc. (I)(L)	11,400	124,944
Panera Bread Company, Class A (I)	3,570	574,484
Ruth’s Hospitality Group, Inc. (I)(L)	15,200	115,368
Starbucks Corp.	13,700	765,693
Wynn Resorts, Ltd.	1,250	156,100
Yum! Brands, Inc.	3,100	220,658

		21,653,571
Household Durables - 0.1%
Garmin, Ltd.	4,100	192,495
Mohawk Industries, Inc. (I)	1,400	93,114
NVR, Inc. (I)	109	79,170
Tempur-Pedic International, Inc. (I)	1,300	109,759
Tupperware Brands Corp.	1,200	76,200
Whirlpool Corp.	1,000	76,860

		627,598
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (I)	4,140	838,391
Expedia, Inc. (L)	8,050	269,192
Liberty Interactive Corp., Series A (I)	12,000	229,080

		1,336,663
Leisure Equipment & Products - 0.0%
Johnson Outdoors, Inc. (I)	4,600	87,860
Mattel, Inc.	2,500	84,150

		172,010
Media - 0.3%
Arbitron, Inc.	1,800	66,564
CBS Corp., Class B	8,800	298,408
Charter Communications, Inc., Class A (I)	5,100	323,595
DIRECTV, Class A (I)	5,500	271,370
DISH Network Corp.	11,700	385,281
Gannett Company, Inc.	16,000	245,280
Lamar Advertising Company, Class A (I)	6,200	200,942
Liberty Media Corp. - Liberty
Capital, Series A (I)	900	79,335
The McGraw-Hill Companies, Inc.	4,600	222,962

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Washington Post Company, Class B (L)	183	$68,363
Time Warner, Inc.	12,233	461,796
Viacom, Inc., Class B	6,100	289,506

		2,913,402
Multiline Retail - 0.8%
Big Lots, Inc. (I)	2,400	103,248
Dillard’s, Inc., Class A	1,700	107,134
Dollar General Corp. (I)	5,500	254,100
Dollar Tree, Inc. (I)	23,000	2,173,270
Family Dollar Stores, Inc.	15,400	974,512
J.C. Penney Company, Inc. (L)	5,400	191,322
Macy’s, Inc.	8,000	317,840
Sears Holdings Corp. (I)(L)	7,900	523,375
Target Corp.	28,600	1,666,522

		6,311,323
Specialty Retail - 1.6%
Aaron’s, Inc.	3,100	80,290
Advance Auto Parts, Inc.	9,900	876,843
Aeropostale, Inc. (I)	5,300	114,586
AutoNation, Inc. (I)(L)	10,100	346,531
AutoZone, Inc. (I)	1,860	691,548
Best Buy Company, Inc. (L)	24,900	589,632
Big 5 Sporting Goods Corp.	10,500	82,320
Charming Shoppes, Inc. (I)	13,800	81,420
Destination Maternity Corp.	5,400	100,278
GameStop Corp., Class A (L)	9,600	209,664
Genesco, Inc. (I)	1,300	93,145
Jos A. Bank Clothiers, Inc. (I)	1,800	90,738
Lowe’s Companies, Inc.	16,500	517,770
O’Reilly Automotive, Inc. (I)	2,800	255,780
Orchard Supply Hardware Stores Corp. (I)(L)	428	8,838
Penske Automotive Group, Inc. (L)	2,600	64,038
Ross Stores, Inc.	46,300	2,690,030
Sally Beauty Holdings, Inc. (I)	3,700	91,760
Systemax, Inc. (I)	4,200	70,812
The Gap, Inc.	13,000	339,820
TJX Companies, Inc.	151,900	6,031,949
Ulta Salon Cosmetics & Fragrance, Inc.	1,300	120,757

		13,548,549
Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc. (I)(L)	1,900	94,563
Coach, Inc.	37,100	2,867,088
Fossil, Inc. (I)	6,040	797,159
NIKE, Inc., Class B	84,710	9,185,952
Steven Madden, Ltd. (I)	1,150	49,163
VF Corp. (L)	11,410	1,665,632

		14,659,557

		66,730,173
Consumer Staples - 24.1%
Beverages - 5.9%
Brown Forman Corp., Class B	22,100	1,842,919
Dr. Pepper Snapple Group, Inc.	4,200	168,882
Monster Beverage Corp. (I)	36,660	2,276,219
PepsiCo, Inc.	268,076	17,786,843
The Coca-Cola Company	359,300	26,591,793

		48,666,656
Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	17,500	1,589,000
CVS Caremark Corp.	47,900	2,145,920
Pricesmart, Inc.	1,100	80,091
Safeway, Inc. (L)	10,100	204,121

406

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (L)	9,279	$52,983
Sysco Corp. (L)	92,600	2,765,036
The Kroger Company	37,400	906,202
Wal-Mart Stores, Inc.	561,280	34,350,336
Walgreen Company	107,000	3,583,430
Whole Foods Market, Inc.	3,200	266,240

		45,943,359
Food Products - 2.1%
Campbell Soup Company (L)	31,100	1,052,735
ConAgra Foods, Inc.	14,200	372,892
Dean Foods Company (I)	8,800	106,568
Farmer Brothers Company (I)(L)	10,200	111,078
Flowers Foods, Inc. (L)	20,150	410,456
General Mills, Inc.	105,600	4,165,920
Green Mountain Coffee Roasters, Inc. (I)(L)	2,710	126,936
H.J. Heinz Company (L)	23,800	1,274,490
Hormel Foods Corp.	41,500	1,225,080
Kellogg Company	42,500	2,279,275
Kraft Foods, Inc., Class A	50,300	1,911,903
McCormick & Company, Inc., Non-
Voting Shares	20,500	1,115,815
Ralcorp Holdings, Inc. (I)	1,000	74,090
Smithfield Foods, Inc. (I)	3,400	74,902
The Hershey Company	39,900	2,447,067
The J.M. Smucker Company	2,300	187,128
Tyson Foods, Inc., Class A	3,700	70,855

		17,007,190
Household Products - 5.5%
Church & Dwight Company, Inc.	25,400	1,249,426
Clorox Company	20,700	1,423,125
Colgate-Palmolive Company	91,700	8,966,426
Kimberly-Clark Corp.	53,100	3,923,559
Spectrum Brands Holdings, Inc. (I)	3,000	104,880
The Procter & Gamble Company	437,500	29,404,375

		45,071,791
Personal Products - 0.8%
Avon Products, Inc.	29,300	567,248
Herbalife, Ltd.	20,700	1,424,574
Nu Skin Enterprises, Inc., Class A (L)	8,800	509,608
The Estee Lauder Companies, Inc., Class A	62,882	3,894,911

		6,396,341
Tobacco - 4.2%
Altria Group, Inc.	18,800	580,356
Lorillard, Inc.	26,850	3,476,538
Philip Morris International, Inc.	300,769	26,651,141
Reynolds American, Inc.	81,900	3,393,936
Universal Corp. (L)	1,800	83,880

		34,185,851

		197,271,188
Energy - 1.4%
Energy Equipment & Services - 0.0%
Gulfmark Offshore, Inc., Class A (I)	1,200	55,152
Halliburton Company	6,800	225,692
SEACOR Holdings, Inc. (I)	800	76,624

		357,468
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	7,350	738,234
Cabot Oil & Gas Corp.	4,200	130,914
Chevron Corp.	56,531	6,062,384
ConocoPhillips	22,300	1,695,023

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Corp.	7,000	$206,850
Energy Partners, Ltd. (I)	7,000	116,270
EXCO Resources, Inc. (L)	16,900	112,047
Golar LNG, Ltd.	2,300	87,515
HollyFrontier Corp.	2,600	83,590
Marathon Oil Corp.	6,700	212,390
Marathon Petroleum Corp.	4,200	182,112
Occidental Petroleum Corp.	6,935	660,420
Range Resources Corp.	3,000	174,420
Sunoco, Inc.	2,000	76,300
The Williams Companies, Inc.	5,600	172,536
Valero Energy Corp.	13,300	342,741
World Fuel Services Corp.	2,100	86,100

		11,139,846

		11,497,314
Financials - 1.5%
Capital Markets - 0.1%
GAMCO Investors, Inc., Class A	1,900	94,259
Janus Capital Group, Inc. (L)	10,400	92,664
Legg Mason, Inc.	2,800	78,204
Safeguard Scientifics, Inc. (I)	5,900	101,480

		366,607
Commercial Banks - 0.2%
Bancorp, Inc. (I)	10,000	100,400
CapitalSource, Inc.	12,000	79,200
Central Pacific Financial Corp. (I)	6,500	84,175
CIT Group, Inc. (I)	6,200	255,688
First Connecticut Bancorp, Inc.	5,900	77,821
Heritage Commerce Corp. (I)	15,200	97,736
OmniAmerican Bancorp, Inc. (I)	6,500	125,840
PNC Financial Services Group, Inc.	6,700	432,083
State Bank Financial Corp. (I)	5,400	94,554
West Coast Bancorp (I)	4,600	87,032

		1,434,529
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	9,200	96,508
American Express Company	15,100	873,686
Capital One Financial Corp.	5,100	284,274
Cash America International, Inc. (L)	1,900	91,067
Credit Acceptance Corp. (I)	800	80,808
EZCORP, Inc., Class A (I)	1,700	55,174
First Cash Financial Services, Inc. (I)	2,900	124,381
SLM Corp.	17,800	280,528

		1,886,426
Diversified Financial Services - 0.2%
Bank of America Corp.	99,487	952,091
JPMorgan Chase & Company	17,600	809,248
Marlin Business Services Corp.	6,600	99,396

		1,860,735
Insurance - 0.6%
Alleghany Corp. (I)	259	85,237
Allied World Assurance
Company Holdings, Ltd.	1,300	89,271
American Financial Group, Inc.	1,600	61,728
American International Group, Inc. (I)	7,600	234,308
AON Corp. (I)	6,100	299,266
Aspen Insurance Holdings, Ltd.	3,500	97,790
Assurant, Inc.	11,800	477,900
Axis Capital Holdings, Ltd.	2,400	79,608
Chubb Corp.	3,400	234,974
CNO Financial Group, Inc. (I)	9,400	73,132

407

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Endurance Specialty Holdings, Ltd.	1,600	$65,056
Fidelity National Financial, Inc., Class A	4,700	84,741
Genworth Financial, Inc., Class A (I)	24,000	199,680
Hartford Financial Services Group, Inc.	12,300	259,284
Hilltop Holdings, Inc. (I)	7,100	59,569
Kemper Corp.	2,900	87,812
Lincoln National Corp.	3,500	92,260
MBIA, Inc. (I)(L)	7,200	70,560
Old Republic International Corp.	7,600	80,180
Presidential Life Corp.	7,400	84,582
Primerica, Inc.	3,200	80,672
ProAssurance Corp.	900	79,299
Protective Life Corp.	2,800	82,936
Prudential Financial, Inc.	6,800	431,052
RenaissanceRe Holdings, Ltd.	900	68,157
RLI Corp.	1,100	78,804
Symetra Financial Corp.	7,000	80,710
The Travelers Companies, Inc.	20,700	1,225,440
Validus Holdings, Ltd.	2,800	86,660

		5,030,668
Real Estate Investment Trusts - 0.1%
American Campus Communities, Inc.	1,900	84,968
Annaly Capital Management, Inc. (L)	15,700	248,374
CommonWealth	4,200	78,204
Digital Realty Trust, Inc. (L)	2,200	162,734
Getty Realty Corp. (L)	3,200	49,856
Gyrodyne Company of America, Inc. (I)	730	72,971
iStar Financial, Inc. (I)(L)	13,500	97,875
Omega Healthcare Investors, Inc. (L)	4,200	89,292
One Liberty Properties, Inc.	4,800	87,840
Pennymac Mortgage Investment Trust	3,200	59,744

		1,031,858
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc., Class A (I)	5,900	92,394
Tejon Ranch Company (I)(L)	3,400	97,376
The Howard Hughes Corp. (I)	11	703
The St. Joe Company (I)(L)	4,000	76,040

		266,513
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	6,800	80,648
Fox Chase Bancorp, Inc.	7,800	101,400
Franklin Financial Corp./VA (I)	6,500	87,295
Hudson City Bancorp, Inc.	12,400	90,644

		359,987

		12,237,323
Health Care - 29.9%
Biotechnology - 2.7%
Amgen, Inc.	155,000	10,538,450
AVEO Pharmaceuticals, Inc. (I)	5,800	71,978
Biogen Idec, Inc. (I)	32,060	4,038,598
Celgene Corp. (I)	9,800	759,696
Cubist Pharmaceuticals, Inc. (I)	2,200	95,150
Enzon Pharmaceuticals, Inc. (I)(L)	8,700	59,508
Gilead Sciences, Inc. (I)	119,901	5,857,164
Idenix Pharmaceuticals, Inc. (I)	5,600	54,824
PDL BioPharma, Inc. (L)	37,900	240,665
Pharmacyclics, Inc. (I)	3,100	86,056
Regeneron Pharmaceuticals, Inc. (I)	740	86,299
Targacept, Inc. (I)	11,400	58,368
Theravance, Inc. (I)	4,000	78,000

		22,024,756

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.6%
Alere, Inc. (I)	2,400	$62,424
Baxter International, Inc.	98,601	5,894,368
Becton, Dickinson and Company	35,300	2,741,045
C.R. Bard, Inc.	13,490	1,331,733
CareFusion Corp. (I)	8,800	228,184
Covidien PLC	29,900	1,634,932
DENTSPLY International, Inc. (L)	14,400	577,872
Edwards Lifesciences Corp. (I)	15,900	1,156,407
Gen-Probe, Inc. (I)	7,200	478,152
IDEXX Laboratories, Inc. (I)(L)	10,200	891,990
Intuitive Surgical, Inc. (I)	7,250	3,927,688
Medtronic, Inc.	219,700	8,610,043
ResMed, Inc. (I)(L)	19,600	605,836
St. Jude Medical, Inc.	51,600	2,286,396
Stryker Corp.	58,400	3,240,032
Varian Medical Systems, Inc. (I)(L)	18,700	1,289,552
Wright Medical Group, Inc. (I)(L)	4,900	94,668
Zimmer Holdings, Inc.	36,800	2,365,504

		37,416,826
Health Care Providers & Services - 3.4%
Aetna, Inc.	25,600	1,284,096
AMERIGROUP Corp. (I)(L)	1,400	94,192
AmerisourceBergen Corp.	20,500	813,440
Cardinal Health, Inc.	18,100	780,291
CIGNA Corp.	5,100	251,175
Coventry Health Care, Inc.	9,300	330,801
Express Scripts, Inc. (I)	88,000	4,767,840
HCA Holdings, Inc.	8,800	217,712
Health Net, Inc. (I)	2,500	99,300
Henry Schein, Inc. (I)(L)	14,400	1,089,792
Humana, Inc.	13,800	1,276,224
Laboratory Corp. of America Holdings (I)(L)	21,400	1,958,956
Lincare Holdings, Inc. (L)	2,900	75,052
McKesson Corp.	11,800	1,035,686
Mednax, Inc. (I)	7,600	565,212
Omnicare, Inc.	2,800	99,596
Patterson Companies, Inc.	17,500	584,500
Quest Diagnostics, Inc.	22,800	1,394,220
UnitedHealth Group, Inc.	162,322	9,567,259
WellCare Health Plans, Inc. (I)	1,500	107,820
WellPoint, Inc.	26,300	1,940,940

		28,334,104
Health Care Technology - 0.3%
Cerner Corp. (I)	28,340	2,158,374
Quality Systems, Inc.	10,300	450,419
SXC Health Solutions Corp. (I)	1,300	97,448

		2,706,241
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	4,600	219,098
Furiex Pharmaceuticals, Inc. (I)	4,700	111,061
Mettler-Toledo International, Inc. (I)	2,400	443,400
Techne Corp.	6,400	448,640
Waters Corp. (I)	14,100	1,306,506

		2,528,705
Pharmaceuticals - 18.6%
Abbott Laboratories	364,101	22,315,750
Allergan, Inc.	53,000	5,057,790
Bristol-Myers Squibb Company	349,900	11,809,125
Eli Lilly & Company	295,301	11,891,771
Endo Pharmaceuticals Holdings, Inc. (I)	19,200	743,616
Forest Laboratories, Inc. (I)	64,300	2,230,567
Hospira, Inc. (I)	2,200	82,258

408

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	484,300	$31,944,428
Merck & Company, Inc.	724,747	27,830,285
Perrigo Company	2,700	278,937
Pfizer, Inc.	1,676,694	37,993,886
Questcor Pharmaceuticals, Inc. (I)(L)	1,900	71,478
ViroPharma, Inc. (I)(L)	2,000	60,140
Watson Pharmaceuticals, Inc. (I)	2,600	174,356

		152,484,387

		245,495,019
Industrials - 3.6%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,100	55,132
Exelis, Inc.	7,400	92,648
GenCorp, Inc. (I)(L)	15,001	106,507
General Dynamics Corp.	16,600	1,218,108
Huntington Ingalls Industries, Inc. (I)	2,500	100,600
L-3 Communications Holdings, Inc.	6,800	481,236
Lockheed Martin Corp.	4,730	425,038
Northrop Grumman Corp.	9,500	580,260
Precision Castparts Corp.	1,500	259,350
Raytheon Company	12,000	633,360
Rockwell Collins, Inc.	9,500	546,820
United Technologies Corp.	44,700	3,707,418

		8,206,477
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	25,800	1,689,642
Expeditors International of Washington, Inc.	8,700	404,637

		2,094,279
Airlines - 0.0%
Republic Airways Holdings, Inc. (I)(L)	18,800	92,872
Building Products - 0.0%
Quanex Building Products Corp.	4,700	82,861
Commercial Services & Supplies - 0.3%
Copart, Inc. (I)	13,800	359,766
Deluxe Corp.	3,800	88,996
Iron Mountain, Inc.	2,400	69,120
Pitney Bowes, Inc. (L)	3,300	58,014
R.R. Donnelley & Sons Company (L)	6,200	76,818
Rollins, Inc.	21,400	455,392
Stericycle, Inc. (I)(L)	13,400	1,120,776

		2,228,882
Industrial Conglomerates - 1.4%
3M Company	109,700	9,786,337
Danaher Corp.	27,100	1,517,600
Tyco International, Ltd.	6,200	348,316

		11,652,253
Machinery - 0.0%
ITT Corp.	3,500	80,290
John Bean Technologies Corp.	4,600	74,520
Joy Global, Inc.	1,000	73,500
Lydall, Inc. (I)	8,600	87,634
Oshkosh Corp. (I)	3,600	83,412

		399,356
Professional Services - 0.1%
Dun & Bradstreet Corp.	5,000	423,650
IHS, Inc., Class A (I)	3,900	365,235
Verisk Analytics, Inc., Class A (I)	1,800	84,546

		873,431

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.5%
Fastenal Company (L)	39,900	$2,158,590
W.W. Grainger, Inc. (L)	8,920	1,916,105

		4,074,695

		29,705,106
Information Technology - 28.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	104,293	2,205,797
Harris Corp.	7,000	315,560
QUALCOMM, Inc.	242,002	16,460,976
Sycamore Networks, Inc. (I)	3,300	58,542
Symmetricom, Inc. (I)	13,900	80,203
ViaSat, Inc. (I)(L)	3,100	149,451

		19,270,529
Computers & Peripherals - 3.6%
Apple, Inc. (I)	33,310	19,968,346
Dell, Inc. (I)	110,500	1,834,300
EMC Corp. (I)	69,000	2,061,720
Hewlett-Packard Company	195,883	4,667,892
Lexmark International, Inc., Class A	2,200	73,128
NCR Corp. (I)	4,500	97,695
Western Digital Corp. (I)	11,300	467,707

		29,170,788
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	1,900	79,743
Avnet, Inc. (I)	2,300	83,697
Ingram Micro, Inc., Class A (I)	9,400	174,464
Richardson Electronics, Ltd.	6,000	71,880
SYNNEX Corp. (I)	2,600	99,164
Tech Data Corp. (I)	1,500	81,390

		590,338
Internet Software & Services - 4.9%
AOL, Inc. (I)(L)	2,800	53,116
EarthLink, Inc.	7,400	59,126
eBay, Inc. (I)	89,400	3,297,966
Google, Inc., Class A (I)	56,381	36,153,752
IAC/InterActiveCorp	1,900	93,271
Liquidity Services, Inc. (I)	1,800	80,640
VistaPrint NV (I)(L)	1,900	73,435

		39,811,306
IT Services - 7.4%
Accenture PLC, Class A	118,500	7,643,250
Alliance Data Systems Corp. (I)	1,680	211,613
Amdocs, Ltd. (I)	30,200	953,716
Automatic Data Processing, Inc.	58,300	3,217,577
CACI International, Inc., Class A (I)(L)	1,600	99,664
Cognizant Technology
Solutions Corp., Class A (I)	28,700	2,208,465
Computer Sciences Corp.	5,500	164,670
DST Systems, Inc.	1,500	81,345
Fidelity National Information Services, Inc.	2,500	82,800
Fiserv, Inc. (I)	3,000	208,170
Global Payments, Inc.	12,500	593,375
International Business Machines Corp.	175,780	36,676,497
Jack Henry & Associates, Inc.	14,400	491,328
Lender Processing Services, Inc.	3,600	93,600
MasterCard, Inc., Class A	6,070	2,552,678
NeuStar, Inc., Class A (I)	8,300	309,175
Paychex, Inc.	57,000	1,766,430
SAIC, Inc. (I)	4,900	64,680
Syntel, Inc.	1,600	89,600
Total Systems Services, Inc.	19,500	449,865

409

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	22,180	$2,617,240

		60,575,738
Office Electronics - 0.0%
Xerox Corp.	28,700	231,896
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)(L)	2,170	54,359
Intel Corp.	80,000	2,248,800
Marvell Technology Group, Ltd. (I)	5,300	83,369
Omnivision Technologies, Inc. (I)(L)	4,800	96,000
Tessera Technologies, Inc. (I)	4,700	81,075
Texas Instruments, Inc.	57,100	1,919,131

		4,482,734
Software - 9.7%
Activision Blizzard, Inc.	18,000	230,760
Adobe Systems, Inc. (I)	31,700	1,087,627
ANSYS, Inc. (I)	11,300	734,726
BMC Software, Inc. (I)	26,200	1,052,192
Citrix Systems, Inc. (I)	21,400	1,688,674
Compuware Corp. (I)	9,000	82,710
FactSet Research Systems, Inc. (L)	7,250	718,040
Informatica Corp. (I)	17,600	931,040
Intuit, Inc.	47,400	2,850,162
MICROS Systems, Inc. (I)	13,400	740,886
Microsoft Corp.	1,253,436	40,423,311
MicroStrategy, Inc., Class A (I)	680	95,200
Oracle Corp.	965,900	28,165,644
Seachange International, Inc. (I)(L)	9,300	72,354
Symantec Corp. (I)	28,900	540,430

		79,413,756

		233,547,085
Materials - 0.6%
Chemicals - 0.4%
CF Industries Holdings, Inc.	420	76,713
Ecolab, Inc.	35,900	2,215,748
Huntsman Corp.	5,500	77,055
LyondellBasell Industries NV, Class A	4,900	213,885
Sigma-Aldrich Corp. (L)	10,400	759,824
Valhi, Inc.	2,700	143,235

		3,486,460
Construction Materials - 0.0%
Vulcan Materials Company	1,900	81,187
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	9,680	368,227
Globe Specialty Metals, Inc.	5,500	81,785
Kaiser Aluminum Corp. (L)	1,900	89,794
Royal Gold, Inc.	1,100	71,742
Suncoke Energy, Inc. (I)	5,400	76,734

		688,282
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	6,999	483,351

		4,739,280
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
American Tower Corp.	3,300	207,966
AT&T, Inc.	77,605	2,423,604
CenturyLink, Inc.	4,319	166,929
Level 3 Communications, Inc. (I)	28,200	725,586
Verizon Communications, Inc.	76,100	2,909,303

		6,433,388

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (I)	4,200	$224,028
Sprint Nextel Corp. (I)	80,500	229,425

		453,453

		6,886,841
Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Company, Inc.	7,800	300,924
Duke Energy Corp.	26,000	546,260
Entergy Corp.	2,660	178,752
Exelon Corp.	16,773	657,669
FirstEnergy Corp.	12,400	565,316
PNM Resources, Inc.	4,200	76,860
PPL Corp.	12,100	341,946
Progress Energy, Inc.	5,600	297,416
Southern Company	14,900	669,457

		3,634,600
Gas Utilities - 0.0%
ONEOK, Inc.	2,200	179,652
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. (I)	5,100	87,771
NRG Energy, Inc. (I)	4,100	64,247

		152,018
Multi-Utilities - 0.2%
Ameren Corp.	6,300	205,254
CenterPoint Energy, Inc.	3,700	72,964
Consolidated Edison, Inc. (L)	5,600	327,152
Dominion Resources, Inc.	10,000	512,100
DTE Energy Company	3,300	181,599
NiSource, Inc.	6,700	163,145

		1,462,214

		5,428,484

TOTAL COMMON STOCKS (Cost $652,119,821)		$813,537,813

INVESTMENT COMPANIES - 0.6%
Financials - 0.6%
Financial Select Sector SPDR Fund (L)	25,200	397,656
SPDR S&P 500 ETF Trust	20,880	2,938,234
The Health Care Select Sector SPDR Fund	33,500	1,259,265

		4,595,155

TOTAL INVESTMENT COMPANIES (Cost $4,282,690)		$4,595,155

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	1,845,780	18,473,673

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,472,288)		$18,473,673

Total Investments (U.S. Equity Trust)
(Cost $674,874,799) - 102.1%		$836,606,641
Other assets and liabilities, net - (2.1%)		(16,859,758)

TOTAL NET ASSETS - 100.0%		$819,746,883

410

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.0%
Consumer Discretionary - 11.3%
Media - 11.3%
Comcast Corp., Special Class A	260,860	$7,697,967
Kabel Deutschland Holding AG (I)	31,169	1,924,163
Liberty Global, Inc., Series A (I)	38,430	1,924,574
Time Warner Cable, Inc.	47,500	3,871,250
Viacom, Inc., Class B	28,950	1,373,967
Virgin Media, Inc. (L)	216,450	5,406,921

		22,198,842
Energy - 13.9%
Oil, Gas & Consumable Fuels - 13.9%
Cabot Oil & Gas Corp.	3,210	100,056
Cheniere Energy, Inc. (I)	6,600	98,868
El Paso Corp.	298,996	8,835,332
El Paso Pipeline Partners LP	2,720	94,901
Energen Corp.	21,380	1,050,827
Enterprise Products Partners LP	1,890	95,388
EQT Corp.	52,100	2,511,741
Occidental Petroleum Corp.	11,250	1,071,338
QEP Resources, Inc.	86,041	2,624,251
Spectra Energy Corp.	75,020	2,366,881
The Williams Companies, Inc.	160,081	4,932,096
Williams Partners LP	35,150	1,989,139
WPX Energy, Inc. (I)	92,657	1,668,753

		27,439,571
Telecommunication Services - 17.8%
Diversified Telecommunication Services - 9.9%
American Tower Corp.	31,090	1,959,292
Bezeq The
Israeli Telecommunication Corp., Ltd.	908,680	1,500,790
CenturyLink, Inc.	52,388	2,024,796
China Unicom Hong Kong, Ltd.	166,000	277,859
Deutsche Telekom AG	95,470	1,149,526
Frontier Communications Corp. (L)	115,440	481,385
TDC A/S	310,652	2,263,623
Telecom Italia SpA, RSP	2,003,064	1,967,977
Telefonica Brasil SA, ADR (L)	120,581	3,693,396
Telenet Group Holding NV (I)	46,583	1,929,711
Xl Axiata Tbk PT	2,003,500	1,106,101
Ziggo NV (I)	35,280	1,100,568

		19,455,024
Wireless Telecommunication Services - 7.9%
Cellcom Israel, Ltd. (L)	79,130	980,421
Crown Castle International Corp. (I)	25,340	1,351,636
Empresa Nacional de Telecomunicaciones SA	71,768	1,451,077
KDDI Corp.	15	97,603
Mobile TeleSystems, ADR (L)	94,965	1,741,658
MTN Group, Ltd.	22,471	395,967
NII Holdings, Inc. (I)(L)	63,850	1,169,094
SBA Communications Corp., Class A (I)(L)	46,070	2,340,817
TIM Participacoes SA, ADR (L)	117,024	3,775,194
Vodafone Group PLC	867,378	2,394,942

		15,698,409

		35,153,433
Utilities - 48.0%
Electric Utilities - 22.0%
American Electric Power Company, Inc.	106,470	4,107,613
CEZ AS	90,510	3,889,399
Cheung Kong Infrastructure Holdings, Ltd.	39,000	236,751
Cia Paranaense de Energia, ADR (L)	38,860	913,599
E.ON AG	46,671	1,117,858

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Edison International	110,930	$4,715,634
EDP - Energias de Portugal SA	1,689,591	4,920,375
EDP - Energias do Brasil SA	70,300	1,612,843
Empresa Electrica del Norte Grande SA	304,080	841,417
Enersis SA, ADR (L)	59,020	1,191,614
Exelon Corp.	32,192	1,262,234
FirstEnergy Corp. (L)	35,600	1,623,004
Fortum OYJ	32,020	776,865
Iberdrola SA	85,211	483,486
ITC Holdings Corp.	3,900	300,066
Light SA	102,900	1,462,793
NextEra Energy, Inc.	61,840	3,777,187
Northeast Utilities	42,800	1,588,736
NV Energy, Inc.	75,570	1,218,188
Pinnacle West Capital Corp.	2,080	99,632
PPL Corp.	69,511	1,964,381
Red Electrica De Espana	60,398	2,954,158
Scottish & Southern Energy PLC	78,803	1,674,384
Verbund AG, Class A (L)	17,060	518,782

		43,250,999
Gas Utilities - 2.4%
AGL Resources, Inc.	22,330	875,783
Enagas SA	144,220	2,776,024
National Fuel Gas Company	8,690	418,163
ONEOK, Inc.	2,350	191,901
UGI Corp.	17,780	484,505

		4,746,376
Independent Power Producers & Energy Traders - 8.9%
Calpine Corp. (I)	243,070	4,183,235
China Hydroelectric Corp., ADR (I)	44,940	90,779
China Longyuan Power Group Corp.,
H Shares (I)	108,000	90,045
EDP Renovaveis SA (I)	341,315	1,697,849
GenOn Energy, Inc. (I)	757,620	1,575,850
International Power PLC	135,947	880,299
MPX Energia SA (I)	7,200	186,641
NRG Energy, Inc. (I)	151,452	2,373,253
The AES Corp. (I)	374,620	4,896,283
Tractebel Energia SA	86,500	1,550,456

		17,524,690
Multi-Utilities - 12.5%
CenterPoint Energy, Inc.	111,680	2,202,330
CMS Energy Corp. (L)	261,520	5,753,440
GDF Suez	56,854	1,467,758
National Grid PLC	202,206	2,040,242
NiSource, Inc.	16,350	398,123
OGE Energy Corp.	42,940	2,297,290
Public Service Enterprise Group, Inc.	170,260	5,211,659
RWE AG	21,000	1,002,760
Sempra Energy	62,980	3,776,281
United Utilities Group PLC	50,000	481,000

		24,630,883
Water Utilities - 2.2%
Aguas Andinas SA	2,881,851	1,722,269
Cia de Saneamento Basico do Estado de
Sao Paulo	19,200	732,681
Cia de Saneamento de Minas Gerais	78,400	1,828,310

		4,283,260

		94,436,208

TOTAL COMMON STOCKS (Cost $152,979,868)		$179,228,054

411

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 4.5%
Utilities - 4.5%
Electric Utilities - 4.5%
Cia Paranaense de Energia	48,500	1,135,816
Companhia Energetica de Minas Gerais	41,900	1,000,991
Great Plains Energy, Inc., 12.000%	20,360	1,245,625
Nextera Energy, Inc., 7.000%	32,290	1,737,202
PPL Corp., 8.750%	36,570	1,965,638
PPL Corp., 9.500%	34,260	1,856,549

TOTAL PREFERRED SECURITIES (Cost $8,563,723)		$8,941,821

CORPORATE BONDS - 0.9%
Utilities - 0.9%
Independent Power Producers & Energy Traders - 0.9%
GenOn Energy, Inc.
9.875%, 10/15/2020	$1,316,000	$1,197,560
NRG Energy, Inc.
7.875%, 05/15/2021	295,000	283,200
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	295,000	274,350

TOTAL CORPORATE BONDS (Cost $1,754,093)		$1,755,110

CONVERTIBLE BONDS - 1.4%
Consumer Discretionary - 0.8%
Media - 0.8%
Virgin Media, Inc. 6.500%, 11/15/2016	$1,026,000	$1,567,215
Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp.
4.000%, 10/01/2014	677,000	1,189,828

TOTAL CONVERTIBLE BONDS (Cost $2,188,864)		$2,757,043

SECURITIES LENDING COLLATERAL - 10.4%
John Hancock Collateral
Investment Trust, 0.3698% (W)(Y)	2,040,917	20,426,724

TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,426,426)		$20,426,724

SHORT-TERM INVESTMENTS - 2.3%
Commercial Paper - 0.7%
HSBC Americas, Inc., 0.071%, 04/02/12 *	$1,364,000	$1,363,997
Repurchase Agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 03/30/2012 at 0.010% to be
repurchased at $3,070,003 on 04/02/2012,
collateralized by $2,965,000 U.S. Treasury
Notes, 2.375% due 02/28/2015 (valued at
$3,135,155, including interest)	3,070,000	3,070,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,433,997)		$4,433,997

Total Investments (Utilities Trust)
(Cost $190,346,971) - 110.5%		$217,542,749
Other assets and liabilities, net - (10.5%)		(20,683,828)

TOTAL NET ASSETS - 100.0%		$196,858,921

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.5%
Consumer Discretionary - 13.0%
Automobiles - 2.0%
Harley-Davidson, Inc.	112,302	$5,511,782
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	122,150	6,249,194
Household Durables - 6.2%
Mohawk Industries, Inc. (I)	119,331	7,936,705
Newell Rubbermaid, Inc.	525,617	9,361,239

		17,297,944
Specialty Retail - 2.6%
Staples, Inc.	450,623	7,291,080

		36,350,000
Consumer Staples - 6.4%
Food & Staples Retailing - 2.5%
Safeway, Inc.	182,198	3,682,222
Sysco Corp.	110,043	3,285,884

		6,968,106
Food Products - 2.7%
ConAgra Foods, Inc.	291,418	7,652,637
Personal Products - 1.2%
Avon Products, Inc.	171,518	3,320,588

		17,941,331
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Murphy Oil Corp.	91,081	5,125,128
Pioneer Natural Resources Company	56,497	6,304,500
The Williams Companies, Inc.	182,726	5,629,788
WPX Energy, Inc.	137,121	2,469,549

		19,528,965

		19,528,965
Financials - 18.9%
Capital Markets - 2.9%
Northern Trust Corp.	140,401	6,662,027
The Charles Schwab Corp.	96,333	1,384,305

		8,046,332
Commercial Banks - 6.9%
BB&T Corp.	217,809	6,837,025
Comerica, Inc.	178,133	5,764,384
Wintrust Financial Corp.	183,618	6,571,688

		19,173,097
Insurance - 7.4%
ACE, Ltd.	101,636	7,439,755
Marsh & McLennan Companies, Inc.	235,678	7,727,882
Willis Group Holdings PLC	155,802	5,449,954

		20,617,591
Real Estate Investment Trusts - 1.7%
Weingarten Realty Investors	182,600	4,826,118

		52,663,138
Health Care - 5.6%
Health Care Providers & Services - 4.6%
Brookdale Senior Living, Inc. (I)	337,090	6,310,325
HealthSouth Corp. (I)	317,543	6,503,281

		12,813,606
Life Sciences Tools & Services - 1.0%
PerkinElmer, Inc.	99,888	2,762,902

		15,576,508

412

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 7.6%
Electrical Equipment - 2.4%
The Babcock & Wilcox Company (I)	259,802	$6,689,902
Machinery - 4.2%
Ingersoll-Rand PLC	70,148	2,900,620
Snap-On, Inc.	145,686	8,882,475

		11,783,095
Road & Rail - 1.0%
Swift Transporation Company (I)	246,779	2,847,830

		21,320,827
Information Technology - 12.4%
Computers & Peripherals - 2.2%
Diebold, Inc.	157,541	6,068,479
Electronic Equipment, Instruments & Components - 1.5%
Flextronics International, Ltd. (I)	572,867	4,141,828
IT Services - 3.9%
Fidelity National Information Services, Inc.	325,937	10,795,034
Office Electronics - 2.9%
Zebra Technologies Corp., Class A (I)	200,648	8,262,685
Software - 1.9%
BMC Software, Inc. (I)	135,518	5,442,403

		34,710,429
Materials - 7.4%
Chemicals - 5.3%
Valspar Corp.	136,156	6,574,973
W.R. Grace & Company (I)	143,063	8,269,041

		14,844,014
Containers & Packaging - 2.1%
Sonoco Products Company	175,065	5,812,158

		20,656,172
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
TW Telecom, Inc. (I)	431,333	9,558,339
Utilities - 6.8%
Electric Utilities - 3.4%
Edison International	223,975	9,521,177
Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	242,090	4,774,015
Wisconsin Energy Corp.	133,211	4,686,363

		9,460,378

		18,981,555

TOTAL COMMON STOCKS (Cost $194,222,870)		$247,287,264

PREFERRED SECURITIES - 0.9%
Health Care - 0.9%
HealthSouth Corp.	2,475	2,437,875

TOTAL PREFERRED SECURITIES (Cost $2,061,296)		$2,437,875

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 10.9%
Money Market Funds - 10.9%
State Street Institutional Liquid Reserves
Fund, 0.2340% (Y)	30,611,965	30,611,965

TOTAL SHORT-TERM INVESTMENTS (Cost $30,611,965)		$30,611,965

Total Investments (Value Trust) (Cost $226,896,131) - 100.3%		$280,337,104
Other assets and liabilities, net - (0.3%)		(818,921)

TOTAL NET ASSETS - 100.0%		$279,518,183

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
DVR	- Differential Voting Rights
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
USGG	- U.S. Generic Government Index
(A)	The subadviser is an affiliate of the adviser.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(E)	All or portion of this security is pledged to meet the margin requirements for written options.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.

413

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2012 (Unaudited) (showing percentage of total net assets)

(J)	These securities are issued under the Temporary Liquidity
Guarantee Program and are insured by the Federal Deposit
Insurance Corporation until the earlier of the maturity date or
June 30, 2012.
(L)	All or a portion of the security is on loan as of March 31, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this position represents unsettled loan
commitment at period end where the coupon rate will be
determined at time of settlement.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
March 31, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.

414

Notes to Portfolio of Investments (Unaudited)
Three Month Period Ended March 31, 2012

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments for All Cap Core Trust, American Asset Allocation Trust, American Blue Chip Income & Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Balanced Trust, Core Balanced Strategy Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Balanced PS Series, Lifestyle Conservative Trust, Lifestyle Conservative PS Series, Lifestyle Growth Trust, Lifestyle Growth PS Series, Lifestyle Moderate Trust, Lifestyle Moderate PS Series and Small Company Growth Trust are categorized as Level 1 under the hierarchy described above.

All investments for 500 Index Trust, 500 Index Trust B, All Cap Value Trust, Growth Equity Trust, Real Estate Securities Trust and Small Cap Value Trust, are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

415

All investments for Small Company Value Trust and Value Trust are categorized as Level 1 under the hierarchy described above except for preferred securities which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Bond Trust, Bond PS Series and Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above except for futures which are categorized as Level 1.

All investments for Total Bond Market Trust A and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above except for short-term investments which are categorized as Level 1.

The following is a summary of the values by input classification of the Portfolios’ investments as of March 31, 2012 by major security category or type:

	Total Market Value at 3-	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	31-12	Price	Observable Inputs	Unobservable Inputs
Active Bond Trust

U.S. Government & Agency Obligations	$368,250,423	-	$368,250,423	-
Foreign Government Obligations	8,993,768	-	8,993,768	-
Corporate Bonds	536,341,824	-	534,610,323	$1,731,501
Capital Preferred Securities	15,814,895	-	15,814,895	-
Convertible Bonds	1,250,163	-	1,250,163	-
Term Loans	2,548,115	-	2,548,115	-
Municipal Bonds	8,588,464	-	8,588,464	-
Collateralized Mortgage Obligations	249,759,496	-	248,042,644	1,716,852
Asset Backed Securities	38,956,598	-	36,820,321	2,136,277
Common Stocks	44,722	-	3,672	41,050
Preferred Securities	5,886,646	$2,590,649	1,989,721	1,306,276
Short-Term Investments	122,257,811	121,960,811	297,000	-
Total Investments in Securities	$1,358,692,925	$124,551,460	$1,227,209,509	$6,931,956
Other Financial Instruments:
Futures	($309,068)	($309,068)	-	-

Alpha Opportunities Trust

Common Stocks
Consumer Discretionary	$202,723,268	$196,922,735	$5,800,533	-
Consumer Staples	45,727,609	41,009,915	4,717,694	-

416

Energy	95,262,643	81,058,851	14,203,792	-
Financials	95,424,837	92,099,395	3,325,442	-
Health Care	88,736,793	86,799,333	1,937,460	-
Industrials	127,000,825	112,775,562	14,225,263	-
Information Technology	213,951,392	207,453,870	6,497,522	-
Materials	44,710,588	38,694,280	5,985,310	$30,998
Telecommunication Services	7,358,663	7,358,663	-	-
Utilities	6,028,113	5,608,595	419,518	-
Preferred Securities
Consumer Staples	466,916	466,916	-	-
Securities Lending Collateral	123,834,271	123,834,271	-	-
Short-Term Investments	29,500,000	-	29,500,000	-
Total Investments in Securities	$1,080,725,918	$994,082,386	$86,612,534	$30,998

Balanced Trust

Common Stocks
Consumer Discretionary	$6,716,766	$5,540,604	$1,176,162	-
Consumer Staples	1,876,804	1,210,567	666,237	-
Energy	3,414,456	3,038,713	375,743	-
Financials	5,997,450	4,604,310	1,393,140	-
Health Care	3,450,967	2,922,275	528,692	-
Industrials	5,299,080	4,409,684	889,396	-
Information Technology	6,693,321	5,864,224	643,974	$185,123
Materials	2,018,014	1,510,120	507,894	-
Telecommunication Services	1,279,460	912,385	367,075	-
Utilities	1,224,456	1,024,271	200,185	-
Preferred Securities	154,128	81,608	72,520	-
U.S. Government & Agency Obligations	11,125,657	-	11,125,657	-
Foreign Government Obligations	402,078	-	402,078	-
Corporate Bonds	4,868,759	-	4,868,759	-
Collateralized Mortgage Obligations	682,097	-	682,097	-
Asset Backed Securities	507,454	-	507,454	-
Municipal Bonds	323,958	-	323,958	-
Investment Companies	6,582	6,582	-	-
Rights	247	-	247	-
Securities Lending Collateral	3,524,884	3,524,884	-	-

417

Short-Term Investments	602,134	602,134	-	-
Total Investments in Securities	$60,168,752	$35,252,361	$24,731,268	$185,123

Blue Chip Growth Trust

Common Stocks
Consumer Discretionary	$446,627,022	$446,627,022	-	-
Consumer Staples	15,930,917	15,930,917	-	-
Energy	101,592,516	101,592,516	-	-
Financials	138,871,195	138,871,195	-	-
Health Care	179,754,604	179,754,604	-	-
Industrials	263,232,856	263,232,856	-	-
Information Technology	622,390,550	590,381,894	$17,813,973	$14,194,683
Materials	74,324,096	74,324,096	-	-
Telecommunication Services	35,224,273	35,224,273	-	-
Securities Lending Collateral	24,903,117	24,903,117	-	-
Short-Term Investments	6,590,151	6,590,151	-	-
Total Investments in Securities	$1,909,441,297	$1,877,432,641	$17,813,973	$14,194,683

Capital Appreciation Trust

Common Stocks
Consumer Discretionary	$286,179,857	$260,872,587	$25,307,270	-
Consumer Staples	65,475,035	65,475,035	-	-
Energy	66,397,878	66,397,878	-	-
Financials	43,283,096	43,283,096	-	-
Health Care	161,324,924	161,324,924	-	-
Industrials	77,182,118	77,182,118	-	-
Information Technology	387,307,466	387,307,466	-	-
Materials	17,121,042	17,121,042	-	-
Telecommunication Services	21,948,585	21,948,585	-	-
Securities Lending Collateral	46,149,196	46,149,196	-	-
Short-Term Investments	11,686,538	11,686,538	-	-
Total Investments in Securities	$1,184,055,735	$1,158,748,465	$25,307,270	-

Capital Appreciation Value Trust

Common Stocks
Consumer Discretionary	$22,956,174	$22,956,174	-	-

418

Consumer Staples	23,749,322	23,749,322	-	-
Energy	15,848,673	15,848,673	-	-
Financials	22,227,761	22,227,761	-	-
Health Care	39,123,351	39,123,351	-	-
Industrials	30,782,549	30,782,549	-	-
Information Technology	32,378,411	32,378,411	-	-
Materials	5,485,340	5,485,340	-	-
Telecommunication Services	6,196,032	6,196,032	-	-
Utilities	8,688,258	8,688,258	-	-
Preferred Securities	-
Consumer Discretionary	2,359,125	2,359,125	-	-
Consumer Staples	433,000	-	$433,000	-
Financials	1,843,308	1,843,308	-	-
Utilities	924,500	924,500	-	-
Corporate Bonds	24,246,603	-	24,246,603	-
Convertible Bonds	4,524,749	-	4,524,749	-
Term Loans	29,774,176	-	29,774,176	-
Securities Lending Collateral	6,439,047	6,439,047	-	-
Short-Term Investments	67,570,561	63,429,561	4,141,000	-
Total Investments in Securities	$345,550,940	$282,431,412	$63,119,528	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$35,705	-	$35,705	-
Written Options	($1,360,105)	($1,360,105)	-	-

Core Allocation Plus Trust

Common Stocks
Consumer Discretionary	$32,240,884	$25,762,806	$6,478,078	-
Consumer Staples	8,055,037	7,200,500	854,537	-
Energy	18,527,516	17,091,221	1,436,295	-
Financials	20,243,263	16,441,140	3,802,123	-
Health Care	19,985,067	18,521,999	1,463,068	-
Industrials	17,456,529	12,640,381	4,816,148	-
Information Technology	36,905,806	34,582,205	2,323,601	-
Materials	7,729,286	5,308,742	2,420,544	-
Telecommunication Services	2,075,047	1,347,564	727,483	-
Utilities	3,256,131	3,009,436	246,695	-

419

Preferred Securities	681,780	681,780	-	-
U.S. Government & Agency Obligations	28,838,865	-	28,838,865	-
Foreign Government Obligations	1,280,423	-	1,280,423	-
Corporate Bonds	34,778,717	-	34,778,717	-
Capital Preferred Securities	162,926	-	162,926	-
Municipal Bonds	2,752,534	-	2,752,534	-
Collateralized Mortgage Obligations	1,613,217	-	1,613,217	-
Asset Backed Securities	1,432,795	-	1,432,795	-
Investment Companies	324,292	324,292	-	-
Securities Lending Collateral	14,939,561	14,939,561	-	-
Short-Term Investments	22,900,000	-	22,900,000	-
Total Investments in Securities	$276,179,676	$157,851,627	$118,328,049	-
Other Financial Instruments:
Futures	$125,605	$87,036	$38,569	-
Forward Foreign Currency Contracts	($91,636)	-	($91,636)	-
Credit Default Swaps	($222,484)	-	($222,484)	-

Core Bond Trust

U.S. Government & Agency Obligations	$1,039,386,624	-	$1,014,103,955	$25,282,669
Foreign Government Obligations	21,827,573	-	21,827,573	-
Corporate Bonds	389,488,844	-	389,488,844	-
Municipal Bonds	18,850,869	-	18,850,869	-
Collateralized Mortgage Obligations	269,231,935	-	269,231,935	-
Asset Backed Securities	198,087,951	-	196,350,404	1,737,547
Securities Lending Collateral	6,700,031	$6,700,031	-	-
Short-Term Investments	78,134,119	78,134,119	-	-
Total Investments in Securities	$2,021,707,946	$84,834,150	$1,909,853,580	$27,020,216
Sale Commitments Outstanding	($65,236,470)	-	($65,236,470)	-

Disciplined Diversification Trust

Common Stocks
Consumer Discretionary	$22,407,202	$15,284,983	$7,120,637	$1,582
Consumer Staples	15,152,142	9,777,678	5,370,762	3,702
Energy	18,565,259	15,181,604	3,383,655	-
Financials	32,692,742	20,133,304	12,559,438	-
Health Care	15,680,839	13,342,054	2,338,370	415

420

Industrials	23,524,052	13,876,466	9,647,586	-
Information Technology	24,469,373	19,873,672	4,595,701	-
Materials	14,123,486	8,001,066	6,119,643	2,777
Telecommunication Services	6,064,147	4,336,694	1,727,453	-
Utilities	5,993,841	3,814,736	2,179,105	-
Preferred Securities
Consumer Discretionary	97,462	36,676	60,786	-
Consumer Staples	168,123	168,123	-	-
Financials	39,195	39,195	-	-
Industrials	61,578	61,578	-	-
Materials	85,640	85,640	-	-
Telecommunication Services	17,708	17,708	-	-
Utilities	70,019	70,019	-	-
U.S. Government & Agency Obligations	77,718,633	-	77,718,633	-
Stapled Units	1,157	-	1,157	-
Rights	13,691	1,342	12,349	-
Securities Lending Collateral	13,578,357	13,578,357	-	-
Short-Term Investments	844,965	844,965	-	-
Total Investments in Securities	$271,369,611	$138,525,860	$132,835,275	$8,476
Other Financial Instruments:
Futures	$708	$708	-	-

Emerging Markets Value Trust

Common Stocks
Brazil	$117,663,727	$117,663,727	-	-
Chile	21,338,718	21,338,718	-	-
China	94,082,199	16,990,922	$76,806,447	$284,830
Czech Republic	3,121,576	-	3,121,576	-
Hong Kong	49,397,804	3,602,726	45,352,859	442,219
Hungary	4,301,153	-	4,301,153	-
India	78,374,556	13,588,593	64,771,870	14,093
Indonesia	30,776,237	-	30,261,849	514,388
Israel	161,406	-	161,406	-
Malaysia	39,062,523	-	39,046,311	16,212
Mexico	64,385,549	64,385,549	-	-
Philippines	8,174,465	-	8,174,465	-

421

Poland	16,438,030	-	16,438,030	-
Russia	59,979,492	16,114,683	43,864,809	-
South Africa	79,854,425	6,727,168	73,127,257	-
South Korea	157,351,886	39,656,094	117,623,025	72,767
Taiwan	129,010,600	4,124,338	124,881,873	4,389
Thailand	26,951,298	-	26,951,298	-
Turkey	17,739,876	-	17,739,876	-
Preferred Securities
Brazil	22,960,801	22,960,801	-	-
India	16,267	-	16,267	-
Malaysia	102,708	-	102,708	-
Rights	116,929	114,502	2,427	-
Securities Lending Collateral	58,684,248	58,684,248	-	-
Short-Term Investments	374,104	374,104	-	-
Total Investments in Securities	$1,080,420,577	$386,326,173	$692,745,506	$1,348,898

Equity-Income Trust

Common Stocks
Consumer Discretionary	$267,919,655	$261,244,855	$6,674,800	-
Consumer Staples	144,045,899	144,045,899	-	-
Energy	277,845,153	277,845,153	-	-
Financials	427,781,026	427,781,026	-	-
Health Care	143,230,458	143,230,458	-	-
Industrials	276,403,241	276,403,241	-	-
Information Technology	156,581,775	156,581,775	-	-
Materials	119,028,573	119,028,573	-	-
Telecommunication Services	81,614,744	66,881,070	14,733,674	-
Utilities	139,001,768	139,001,768	-	-
Preferred Securities
Consumer Discretionary	13,159,733	13,159,733	-	-
Securities Lending Collateral	98,828,657	98,828,657	-	-
Short-Term Investments	78,337,027	78,337,027	-	-
Total Investments in Securities	$2,223,777,709	$2,202,369,235	$21,408,474	-

Financial Services Trust

Common Stocks

422

Consumer Discretionary	$2,351,278	$2,351,278	-	-
Consumer Staples	3,982,720	3,982,720	-	-
Energy	2,668,336	2,668,336	-	-
Financials	116,522,215	84,664,837	$15,685,852	$16,171,526
Information Technology	6,907,221	6,907,221	-	-
Materials	208,484	-	-	208,484
Securities Lending Collateral	4,158,845	4,158,845	-	-
Short-Term Investments	15,944,818	-	15,944,818	-
Total Investments in Securities	$152,743,917	$104,733,237	$31,630,670	$16,380,010

Fundamental All Cap Core Trust

Common Stocks
Consumer Discretionary	$255,231,505	$255,231,505	-	-
Consumer Staples	59,365,664	27,739,374	$31,626,290	-
Energy	100,812,597	100,812,597	-	-
Financials	285,931,230	285,931,230	-	-
Health Care	106,713,880	106,713,880	-	-
Industrials	132,870,184	132,870,184	-	-
Information Technology	362,151,752	362,151,752	-	-
Materials	24,374,644	24,374,644	-	-
Short-Term Investments	4,531,000	-	4,531,000	-
Total Investments in Securities	$1,331,982,456	$1,295,825,166	$36,157,290	-

Fundamental Large Cap Value Trust

Common Stocks
Consumer Discretionary	$95,586,096	$95,586,096	-	-
Consumer Staples	38,736,357	33,661,336	$5,075,021	-
Energy	59,985,652	59,985,652	-	-
Financials	138,256,080	138,256,080	-	-
Health Care	55,854,470	55,854,470	-	-
Industrials	56,610,007	56,610,007	-	-
Information Technology	56,158,674	56,158,674	-	-
Utilities	4,837,056	4,837,056	-	-
Short-Term Investments	3,900,000	-	3,900,000	-
Total Investments in Securities	$509,924,392	$500,949,371	$8,975,021	-

423

Fundamental Value Trust

Common Stocks
Consumer Discretionary	$136,504,774	$124,831,734	$11,673,040	-
Consumer Staples	275,492,936	260,195,764	15,297,172	-
Energy	186,229,660	179,469,442	6,760,218	-
Financials	551,000,852	498,286,218	52,714,634	-
Health Care	129,360,737	117,086,213	12,274,524	-
Industrials	83,538,531	45,398,192	38,140,339	-
Information Technology	126,647,793	126,647,793	-	-
Materials	92,495,111	70,576,339	21,558,688	$360,084
Telecommunication Services	3,088,852	3,088,852	-	-
Convertible Bonds	794,805	-	794,805	-
Securities Lending Collateral	70,822,569	70,822,569	-	-
Short-Term Investments	54,380,564	-	54,380,564	-
Total Investments in Securities	$1,710,357,184	$1,496,403,116	$213,593,984	$360,084

Global Trust

Common Stocks
Austria	$3,411,388	-	$3,411,388	-
Bermuda	4,565,004	$4,565,004	-	-
Brazil	4,939,394	4,939,394	-	-
China	2,911,896	2,911,896	-	-
France	59,922,200	-	59,922,200	-
Germany	34,882,791	-	34,882,791	-
Hong Kong	7,327,308	-	7,327,308	-
India	2,900,487	2,900,487	-	-
Ireland	10,258,023	1,624,546	8,633,477	-
Italy	20,601,169	-	20,601,169	-
Japan	23,190,465	-	23,190,465	-
Netherlands	41,397,621	-	41,397,621	-
Norway	4,730,734	-	4,730,734	-
Russia	5,837,156	5,837,156	-	-
Singapore	19,674,191	4,499,663	15,174,528	-
South Korea	20,047,900	5,171,324	14,876,576	-
Spain	3,539,140	-	3,539,140	-
Sweden	5,131,116	-	5,131,116	-

424

Switzerland	40,183,875	9,902,117	30,281,758	-
Taiwan	6,602,210	-	6,602,210	-
Turkey	4,816,350	4,816,350	-	-
United Kingdom	72,253,963	-	72,253,963	-
United States	216,753,370	216,753,370	-	-
Securities Lending Collateral	33,065,436	33,065,436	-	-
Short-Term Investments	6,000,000	-	6,000,000	-
Total Investments in Securities	$654,943,187	$296,986,743	$357,956,444	-

Global Bond Trust

U.S. Government & Agency Obligations	$297,495,090	-	$297,495,090	-
Foreign Government Obligations	222,185,972	-	222,185,972	-
Corporate Bonds	384,701,474	-	384,701,474	-
Municipal Bonds	33,204,692	-	33,204,692	-
Capital Preferred Securities	186,000	-	186,000	-
Collateralized Mortgage Obligations	133,515,159	-	133,515,159	-
Asset Backed Securities	26,892,386	-	26,892,386	-
Term Loans	6,162,286	-	6,162,286	-
Preferred Securities	2,213,292	$218,050	-	$1,995,242
Options Purchased	9,517	-	9,517	-
Short-Term Investments	123,124,003	-	123,124,003	-
Total Investments in Securities	$1,229,689,871	$218,050	$1,227,476,579	$1,995,242
Other Financial Instruments:
Futures	($604,834)	($604,834)	-	-
Forward Foreign Currency Contracts	($3,278,434)	-	($3,278,434)	-
Written Options	($2,730,886)	-	($2,720,778)	($10,108)
Interest Rate Swaps	$3,637,958	-	$3,637,958	-
Credit Default Swaps	$1,456,807	-	$1,456,807	-

Health Sciences Trust

Common Stocks
Consumer Staples	$1,699,280	$1,326,238	$373,042	-
Health Care	162,757,174	151,874,927	10,776,921	$105,326
Industrials	655,788	655,788	-	-
Information Technology	1,631,466	1,631,466	-	-
Materials	1,276,160	1,276,160	-	-

425

Preferred Securities
Health Care	268,609	-	-	268,609
Convertible Bonds
Health Care	106,934	-	106,934	-
Options Purchased
Call Options	3,600	3,600	-	-
Warrants	29,240	-	29,240	-
Short-Term Investments	8,648,114	8,648,114	-	-
Total Investments in Securities	$177,076,365	$165,416,293	$11,286,137	$373,935
Other Financial Instruments:
Written Options	($1,608,363)	($1,608,363)	-	-

Heritage Trust

Common Stocks
Consumer Discretionary	$26,065,712	$26,065,712	-	-
Consumer Staples	9,748,710	9,748,710	-	-
Energy	12,119,607	12,119,607	-	-
Financials	7,516,586	7,516,586	-	-
Health Care	18,874,126	17,815,082	$1,059,044	-
Industrials	22,724,346	22,724,346	-	-
Information Technology	29,761,493	29,046,426	715,067	-
Materials	7,500,295	7,500,295	-	-
Telecommunication Services	2,047,403	2,047,403	-	-
Securities Lending Collateral	22,068,758	22,068,758	-	-
Short-Term Investments	3,135,042	3,135,042	-	-
Total Investments in Securities	$161,562,078	$159,787,967	$1,774,111	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($5,153)	-	($5,153)	-

High Yield Trust

Foreign Government Obligations	$7,407,119	-	$7,301,589	$105,530
Corporate Bonds	214,210,582	-	213,687,312	523,270
Capital Preferred Securities	3,566,895	-	3,566,895	-
Convertible Bonds	3,018,885	-	3,018,885	-
Term Loans	5,997,330	-	5,997,330	-
Common Stocks	7,879,803	$4,930,356	33,750	2,915,697

426

Preferred Securities	6,589,261	6,551,281	-	37,980
Escrow Certificates	78,844	-	30,375	48,469
Warrants	832,186	134,257	697,929	-
Options Purchased	457,359	-	457,359	-
Short-Term Investments	5,900,000	-	5,900,000	-
Total Investments in Securities	$255,938,264	$11,615,894	$240,691,424	$3,630,946
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,749)	-	($1,749)	-
Written Options	($326,223)	-	($326,223)	-
Credit Default Swaps	$526,757	-	$526,757	-

Income Trust

Corporate Bonds	$178,231,473	-	$178,231,473	-
Convertible Bonds	3,042,338	-	3,042,338	-
Municipal Bonds	585,250	-	585,250	-
Term Loans	17,589,071	-	17,589,071	-
Collateralized Mortgage Obligations	1,768,116	-	1,768,116	-
Common Stocks	177,092,465	$154,562,332	22,530,133	-
Preferred Securities	27,073,517	19,373,329	7,700,188	-
Warrants	697,373	697,373	-	-
Escrow Certificates	27,532	-	-	$27,532
Securities Lending Collateral	7,711,841	7,711,841	-	-
Short-Term Investments	8,300,000	-	8,300,000	-
Total Investments in Securities	$422,118,976	$182,344,875	$239,746,569	$27,532

International Core Trust

Common Stocks
Australia	$35,292,090	-	$35,292,090	-
Austria	4,339,866	-	4,339,866	-
Belgium	5,164,618	-	5,164,618	-
Bermuda	231,820	-	231,820	-
Canada	20,834,231	$20,834,231	-	-
Denmark	2,984,555	-	2,984,555	-
Finland	3,211,468	-	3,211,468	-
France	75,779,371	-	75,779,371	-
Germany	43,998,595	-	43,998,595	-

427

Greece	1,581,399	-	1,581,399	-
Hong Kong	10,742,726	-	10,742,726	-
Ireland	8,265,120	-	8,265,120	-
Israel	406,063	-	406,063	-
Italy	36,402,655	-	36,402,655	-
Japan	159,882,215	-	159,882,215	-
Jersey, C.I.	1,279,379	-	1,279,379	-
Netherlands	29,833,146	-	29,833,146	-
New Zealand	4,362,612	-	4,362,612	-
Norway	1,028,211	-	1,028,211	-
Portugal	2,160,729	-	2,160,729	-
Singapore	10,234,416	-	10,234,416	-
Spain	33,773,339	-	33,773,339	-
Sweden	3,618,611	-	3,618,611	-
Switzerland	31,421,231	-	31,421,231	-
United Kingdom	133,652,473	-	133,652,473	-
Preferred Securities
Germany	5,199,775	-	5,199,775	-
Rights	4,653	-	4,653	-
Securities Lending Collateral	76,825,792	76,825,792	-	-
Short-Term Investments	24,995,775	24,995,775	-	-
Total Investments in Securities	$767,506,934	$122,655,798	$644,851,136	-
Other Financial Instruments:
Futures	($58,622)	($150,302)	$91,680	-
Forward Foreign Currency Contracts	$949,215	-	$949,215	-

International Equity Index Trust A

Common Stocks
Australia	$16,833,406	-	$16,833,406	-
Austria	515,691	-	515,691	-
Belgium	2,143,577	-	2,143,577	-
Bermuda	277,219	-	277,219	-
Brazil	4,610,575	$4,610,575	-	-
Canada	24,213,115	24,213,115	-	-
Chile	1,118,989	1,118,989	-	-
China	9,721,845	-	9,721,845	-

428

Colombia	626,927	626,927	-	-
Czech Republic	247,748	-	247,748	-
Denmark	2,348,938	-	2,348,938	-
Egypt	193,088	-	193,088	-
Finland	1,804,988	-	1,804,988	-
France	17,351,976	-	17,351,976	-
Germany	15,735,736	-	15,735,736	-
Greece	208,200	-	208,200	-
Hong Kong	8,120,166	-	8,118,585	$1,581
Hungary	218,593	-	218,593	-
India	4,297,476	3,933,338	364,138	-
Indonesia	1,961,790	-	1,961,790	-
Ireland	1,630,758	43,645	1,587,113	-
Israel	1,349,157	-	1,349,157	-
Italy	4,387,383	-	4,387,383	-
Japan	42,044,805	-	42,044,805	-
Jersey, C.I.	165,330	-	165,330	-
Luxembourg	841,891	-	841,891	-
Macau	247,328	-	247,328	-
Malaysia	2,408,300	-	2,408,300	-
Mexico	3,555,921	3,482,931	72,990	-
Netherlands	9,808,657	-	9,808,657	-
New Zealand	335,676	-	335,676	-
Norway	1,699,298	-	1,699,298	-
Peru	514,796	514,796	-	-
Philippines	515,957	-	515,957	-
Poland	853,539	-	853,539	-
Portugal	398,453	-	398,453	-
Russia	4,907,614	3,784,251	1,123,363	-
Singapore	3,676,716	-	3,676,716	-
South Africa	5,649,303	-	5,649,303	-
South Korea	10,680,474	41,744	10,638,730	-
Spain	5,645,788	-	5,645,788	-
Sweden	5,600,916	-	5,600,916	-
Switzerland	18,670,237	-	18,670,237	-
Taiwan	6,471,587	-	6,471,587	-

429

Thailand	1,670,036	-	1,670,036	-
Turkey	1,102,509	-	1,102,509	-
Ukraine	17,911	-	17,911	-
United Kingdom	39,441,733	-	39,441,733	-
United States	491,168	92,016	399,152	-
Preferred Securities
Brazil	6,031,503	6,031,503	-	-
Germany	970,922	-	970,922	-
South Korea	397,199	-	397,199	-
Stapled Units	1,480	-	1,480	-
Rights	988	-	988	-
Warrants	2,450	2,450	-	-
Securities Lending Collateral	18,765,091	18,765,091	-	-
Short-Term Investments	4,344,489	4,344,489	-	-
Total Investments in Securities	$317,847,406	$71,605,860	$246,239,965	$1,581
Other Financial Instruments:
Futures	$11,987	($83,924)	$95,911	-
Forward Foreign Currency Contracts	($77,622)	-	($77,622)	-

International Equity Index Trust B

Common Stocks
Australia	$16,652,844	-	$16,652,844	-
Austria	496,410	-	496,410	-
Belgium	2,095,102	-	2,095,102	-
Bermuda	234,550	-	234,550	-
Brazil	4,820,875	$4,820,875	-	-
Canada	22,646,273	22,646,273	-	-
Chile	1,265,132	937,084	328,048	-
China	9,160,578	-	9,160,578	-
Colombia	581,940	581,940	-	-
Czech Republic	270,725	-	270,725	-
Denmark	2,343,722	-	2,343,722	-
Egypt	254,060	-	254,060	-
Finland	1,837,383	-	1,837,383	-
France	17,083,698	-	17,083,698	-
Germany	15,972,727	-	15,972,727	-

430

Greece	179,350	-	179,350	-
Hong Kong	8,372,547	-	8,371,138	$1,409
Hungary	204,416	-	204,416	-
India	4,403,784	4,136,637	267,147	-
Indonesia	1,994,378	5,994	1,985,640	2,744
Ireland	1,718,352	62,982	1,655,370	-
Israel	1,338,939	-	1,338,939	-
Italy	4,492,086	-	4,492,086	-
Japan	41,601,320	-	41,601,320	-
Jersey, C.I.	156,573	-	156,573	-
Luxembourg	797,108	-	797,108	-
Macau	258,235	-	258,235	-
Malaysia	2,355,557	-	2,355,557	-
Mauritius	17,138	-	17,138	-
Mexico	3,388,390	3,299,542	88,848	-
Netherlands	9,521,223	-	9,521,223	-
New Zealand	215,254	-	215,254	-
Norway	1,628,887	-	1,628,887	-
Peru	698,212	698,212	-	-
Philippines	534,895	-	534,895	-
Poland	869,682	-	869,682	-
Portugal	355,697	-	355,697	-
Russia	5,010,455	4,138,157	872,298	-
Singapore	3,608,032	-	3,608,032	-
South Africa	5,373,090	-	5,373,090	-
South Korea	10,707,299	224,107	10,483,192	-
Spain	5,756,273	-	5,756,273	-
Sweden	6,032,490	-	6,032,490	-
Switzerland	18,324,746	-	18,324,746	-
Taiwan	6,641,524	-	6,641,524	-
Thailand	1,605,942	-	1,605,942	-
Turkey	913,176	-	913,176	-
Ukraine	17,846	-	17,846	-
United Kingdom	38,385,426	-	38,385,426	-
United States	453,511	96,002	357,509	-
Preferred Securities

431

Brazil	5,849,783	5,849,783	-	-
Germany	1,015,300	-	1,015,300	-
Malaysia	661	-	661	-
South Korea	350,828	-	350,828	-
Stapled Units	1,514	-	1,514	-
Rights	954	-	954	-
Warrants	2,428	2,428	-	-
Securities Lending Collateral	23,076,211	23,076,211	-	-
Short-Term Investments	2,608,257	2,608,257	-	-
Total Investments in Securities	$316,553,788	$73,184,484	$243,365,151	$4,153
Other Financial Instruments:
Futures	$29,914	($79,368)	$109,282	-
Forward Foreign Currency Contracts	($87,129)	-	($87,129)	-

International Growth Stock Trust

Common Stocks
Australia	$14,606,075	-	$14,606,075	-
Belgium	5,125,082	-	5,125,082	-
Brazil	5,363,794	$5,363,794	-	-
Canada	18,133,084	18,133,084	-	-
China	2,909,464	-	2,909,464	-
Denmark	3,344,999	-	3,344,999	-
France	17,778,196	-	17,778,196	-
Germany	10,915,800	-	10,915,800	-
Hong Kong	5,432,349	-	5,432,349	-
Ireland	4,491,031	-	4,491,031	-
Israel	4,317,154	4,317,154	-	-
Japan	22,945,107	-	22,945,107	-
Mexico	7,933,340	7,933,340	-	-
Netherlands	8,847,051	786,099	8,060,952	-
Russia	1,768,963	-	1,768,963	-
Singapore	6,456,364	-	6,456,364	-
South Korea	6,234,135	-	6,234,135	-
Spain	2,302,917	-	2,302,917	-
Sweden	7,232,890	-	7,232,890	-
Switzerland	21,463,302	-	21,463,302	-

432

Taiwan	3,434,914	-	3,434,914	-
Turkey	1,732,224	-	1,732,224	-
United Kingdom	42,347,851	-	42,347,851	-
Preferred Securities
Germany	2,596,817	-	2,596,817	-
Short-Term Investments	23,228,978	23,228,978	-	-
Total Investments in Securities	$250,941,881	$59,762,449	$191,179,432	-

International Index Trust

Common Stocks
Australia	$175,778,856	-	$175,778,856	-
Austria	5,383,890	-	5,383,890	-
Belgium	21,512,588	-	21,512,588	-
Bermuda	2,470,466	-	2,470,466	-
China	713,737	-	713,737	-
Denmark	23,344,888	-	23,344,888	-
Finland	18,494,868	-	18,494,868	-
France	184,540,274	-	184,540,274	-
Germany	168,668,350	-	168,668,350	-
Greece	1,840,692	-	1,840,692	-
Hong Kong	57,564,516	-	57,564,516	-
Ireland	16,993,297	$392,622	16,600,675	-
Israel	13,494,326	-	13,494,326	-
Italy	46,851,904	-	46,851,902	$2
Japan	452,776,067	-	452,776,067	-
Jersey, C.I.	1,608,462	-	1,608,462	-
Luxembourg	8,326,465	-	8,326,465	-
Macau	2,799,490	-	2,799,490	-
Mauritius	162,042	-	162,042	-
Mexico	920,581	-	920,581	-
Netherlands	99,928,647	-	99,928,647	-
New Zealand	2,540,348	-	2,540,348	-
Norway	16,327,271	-	16,327,271	-
Portugal	4,047,109	-	4,047,109	-
Singapore	36,406,213	-	36,406,213	-
Spain	59,962,538	-	59,962,538	-

433

Sweden	65,204,990	-	65,204,990	-
Switzerland	189,255,460	-	189,255,460	-
United Kingdom	403,911,793	-	403,911,793	-
United States	4,726,326	941,186	3,785,140	-
Preferred Securities
Germany	10,889,119	-	10,889,119	-
Investment Companies	19,157,597	19,157,597	-	-
Rights	95,661	-	95,661	-
Stapled Units	13,633	-	13,633	-
Securities Lending Collateral	171,275,292	171,275,292	-	-
Short-Term Investments	14,899,314	-	14,899,314	-
Total Investments in Securities	$2,302,887,070	$191,766,697	$2,111,120,371	$2
Other Financial Instruments:
Futures	($110,999)	($261,869)	$150,870	-

International Opportunities Trust

Common Stocks
Argentina	$9,786,243	$9,786,243	-	-
Belgium	8,682,559	-	$8,682,559	-
Brazil	13,918,375	13,918,375	-	-
Canada	17,060,265	17,060,265	-	-
China	14,390,585	10,532,028	3,858,557	-
Denmark	12,713,497	-	12,713,497	-
France	19,508,148	-	19,508,148	-
Germany	18,709,863	-	18,709,863	-
Hong Kong	23,607,477	-	23,607,477	-
India	3,694,965	3,694,965	-	-
Ireland	26,392,349	8,846,627	17,545,722	-
Israel	5,391,926	5,391,926	-	-
Japan	50,579,775	-	50,579,775	-
Luxembourg	10,827,389	-	10,827,389	-
Mexico	4,547,416	4,547,416	-	-
Netherlands	29,680,279	20,557,830	9,122,449	-
South Korea	9,218,747	-	9,218,747	-
Spain	6,983,340	-	6,983,340	-
Sweden	2,371,783	-	2,371,783	-

434

Switzerland	48,304,802	-	48,304,802	-
Taiwan	8,700,463	8,700,463	-	-
United Kingdom	48,017,738	-	48,017,738	-
United States	18,507,768	18,507,768	-	-
Total Investments in Securities	$411,595,752	$121,543,906	$290,051,846	-

International Small Company Trust

Common Stocks
Australia	$8,256,358	$170,323	$8,068,266	$17,769
Austria	931,182	-	931,182	-
Belgium	1,251,717	-	1,251,717	-
Bermuda	563,522	-	563,522	-
Canada	11,333,562	11,295,358	36,881	1,323
Cayman Islands	25,050	-	25,050	-
China	58,808	-	58,808	-
Cyprus	76,623	-	76,623	-
Denmark	1,005,697	-	1,005,697	-
Finland	2,674,516	-	2,674,516	-
France	3,634,860	-	3,634,860	-
Germany	4,693,485	-	4,693,485	-
Gibraltar	183,791	-	183,791	-
Greece	655,973	-	655,973	-
Hong Kong	2,117,834	-	2,079,874	37,960
Ireland	1,271,677	-	1,271,677	-
Isle of Man	16,085	-	16,085	-
Israel	579,519	-	579,519	-
Italy	2,654,177	-	2,654,177	-
Japan	26,616,395	-	26,616,395	-
Jersey, C.I.	23,857	-	23,857	-
Liechtenstein	97,592	-	97,592	-
Luxembourg	204,726	-	204,726	-
Malta	38,215	-	38,215	-
Netherlands	2,130,164	-	2,130,164	-
New Zealand	836,429	-	836,429	-
Nigeria	33,859	-	33,859	-
Norway	999,272	-	999,272	-

435

Papua New Guinea	10,776	-	10,776	-
Peru	56,169	-	56,169	-
Portugal	363,445	-	363,445	-
Russia	12,319	-	12,319	-
Singapore	1,281,914	-	1,281,914	-
South Africa	26,001	26,001	-	-
Spain	2,136,209	-	2,135,485	724
Sweden	3,455,383	-	3,455,383	-
Switzerland	5,418,832	-	5,418,832	-
United Arab Emirates	166,138	-	166,138	-
United Kingdom	20,931,195	-	20,929,328	1,867
United States	474,285	317,612	156,673	-
Rights	7,010	5,165	1,845	-
Warrants	19	-	19	-
Securities Lending Collateral	4,006,242	4,006,242	-	-
Short-Term Investments	68,888	68,888	-	-
Total Investments in Securities	$111,379,770	$15,889,589	$95,430,538	$59,643

International Value Trust

Common Stocks
Australia	$10,050,354	-	$10,050,354	-
Austria	8,566,410	-	8,566,410	-
Belgium	659,716	-	659,716	-
Bermuda	5,226,851	$5,226,851	-	-
Brazil	10,333,925	10,333,925	-	-
Canada	13,365,255	13,365,255	-	-
China	13,805,638	5,216,522	8,589,116	-
Denmark	18,606,589	-	18,606,589	-
France	130,713,874	-	130,713,874	-
Germany	65,388,621	-	65,388,621	-
Hong Kong	17,987,669	-	17,987,669	-
India	12,596,745	-	12,596,745	-
Ireland	8,559,755	-	8,559,755	-
Italy	15,995,118	-	15,995,118	-
Japan	62,030,225	-	62,030,225	-
Netherlands	117,367,756	-	117,367,756	-

436

Norway	49,503,647	-	49,503,647	-
Russia	15,018,388	14,962,134	56,254	-
Singapore	28,582,394	16,038,815	12,543,579	-
South Korea	68,145,902	21,213,811	46,932,091	-
Spain	14,910,123	-	14,910,123	-
Sweden	7,697,434	-	7,697,434	-
Switzerland	103,266,032	7,283,793	95,982,239	-
Taiwan	46,279,264	-	46,279,264	-
United Kingdom	185,491,929	-	185,491,929	-
Securities Lending Collateral	38,523,546	38,523,546	-	-
Short-Term Investments	25,000,000	-	25,000,000	-
Total Investments in Securities	$1,093,673,160	$132,164,652	$961,508,508	-

Large Cap Trust

Common Stocks
Consumer Discretionary	$12,994,997	$12,994,997	-	-
Consumer Staples	39,854,186	39,854,186	-	-
Energy	1,844,413	1,844,413	-	-
Financials	2,352,346	2,352,346	-	-
Health Care	49,921,076	49,921,076	-	-
Industrials	6,082,734	6,082,734	-	-
Information Technology	46,617,919	46,503,991	$113,928	-
Materials	845,070	845,070	-	-
Telecommunication Services	1,344,862	1,344,862	-	-
Utilities	1,085,482	1,085,482	-	-
Short-Term Investments	2,799,567	2,799,567	-	-
Total Investments in Securities	$165,742,652	$165,628,724	$113,928	-

Mid Cap Index Trust

Common Stocks
Consumer Discretionary	$159,125,372	$159,125,372	-	-
Consumer Staples	47,688,639	47,688,639	-	-
Energy	75,616,690	75,616,690	-	-
Financials	249,208,862	249,208,862	-	-
Health Care	122,535,528	122,535,528	-	-
Industrials	201,234,136	201,234,136	-	-

437

Information Technology	198,094,654	194,368,591	$3,726,063	-
Materials	76,430,155	76,430,155	-	-
Telecommunication Services	5,568,204	5,568,204	-	-
Utilities	60,232,108	60,232,108	-	-
Securities Lending Collateral	198,062,578	198,062,578	-	-
Short-Term Investments	22,011,200	-	22,011,200	-
Total Investments in Securities	$1,415,808,126	$1,390,070,863	$25,737,263	-
Other Financial Instruments:
Futures	$193,739	$193,739	-	-

Mid Cap Stock Trust

Common Stocks
Consumer Discretionary	$181,769,170	$181,769,170	-	-
Energy	65,542,913	56,344,267	$9,198,646	-
Financials	42,710,516	37,805,875	4,904,641	-
Health Care	110,402,759	110,402,759	-	-
Industrials	104,929,397	104,929,397	-	-
Information Technology	264,114,079	264,114,079	-	-
Materials	18,240,689	18,240,689	-	-
Telecommunication Services	4,510,902	4,510,902	-	-
Securities Lending Collateral	122,324,232	122,324,232	-	-
Short-Term Investments	6,600,000	-	6,600,000	-
Total Investments in Securities	$921,144,657	$900,441,370	$20,703,287	-

Mid Cap Value Equity Trust

Common Stocks
Consumer Discretionary	$17,329,551	$17,329,551	-	-
Consumer Staples	8,920,668	8,920,668	-	-
Energy	11,446,782	11,446,782	-	-
Financials	27,356,724	27,356,724	-	-
Health Care	13,341,443	13,341,443	-	-
Industrials	23,016,625	23,016,625	-	-
Information Technology	10,573,354	10,573,354	-	-
Materials	9,655,533	9,655,533	-	-
Telecommunication Services	1,569,808	1,569,808	-	-
Utilities	10,720,885	10,720,885	-	-

438

Convertible Bonds
Materials	219,604	-	$219,604	-
Securities Lending Collateral	19,102,590	19,102,590	-	-
Short-Term Investments	3,936,993	-	3,936,993	-
Total Investments in Securities	$157,190,560	$153,033,963	$4,156,597	-

Mid Value Trust

Common Stocks
Consumer Discretionary	$111,382,487	$108,672,906	$2,709,581	-
Consumer Staples	66,387,562	66,387,562	-	-
Energy	54,076,078	54,076,078	-	-
Financials	205,287,028	205,287,028	-	-
Health Care	47,203,659	47,203,659	-	-
Industrials	80,804,223	80,804,223	-	-
Information Technology	51,503,874	51,503,874	-	-
Materials	41,500,806	41,500,806	-	-
Telecommunication Services	8,585,863	8,585,863	-	-
Utilities	61,223,204	61,223,204	-	-
Preferred Securities
Financials	1,205,628	-	1,205,628	-
Utilities	812,850	812,850	-	-
Convertible Bonds
Financials	766,063	-	766,063	-
Materials	4,303,924	-	4,303,924	-
Securities Lending Collateral	153,941,044	153,941,044	-	-
Short-Term Investments	52,003,149	52,003,149	-	-
Total Investments in Securities	$940,987,442	$932,002,246	$8,985,196	-

Mutual Shares Trust

Common Stocks
Consumer Discretionary	$50,049,007	$42,486,579	$7,562,428	-
Consumer Staples	125,812,775	88,065,002	37,747,773	-
Energy	66,478,648	52,475,002	14,003,646	-
Financials	89,946,332	73,491,428	14,137,586	$2,317,318
Health Care	85,840,922	85,840,922	-	-
Industrials	37,656,169	29,302,699	8,353,470	-

439

Information Technology	55,036,467	52,966,557	2,069,910	-
Materials	25,201,910	15,724,808	9,477,102	-
Telecommunication Services	12,441,204	-	12,441,204	-
Utilities	20,332,693	11,653,156	8,679,537	-
Corporate Bonds	9,198,588	-	9,198,588	-
Convertible Bonds	2,137,380	-	2,137,380	-
Term Loans	16,273,988	-	16,273,988	-
Securities Lending Collateral	13,248,359	13,248,359	-	-
Short-Term Investments	34,296,376	-	34,296,376	-
Total Investments in Securities	$643,950,818	$465,254,512	$176,378,988	$2,317,318
Other Financial Instruments:
Forward Foreign Currency Contracts	($1,115,815)	-	($1,115,815)	-

Natural Resources Trust

Common Stocks
Energy	$128,704,049	$112,459,764	$16,244,285	-
Industrials	3,346,601	-	3,346,601	-
Materials	73,837,203	42,399,311	31,342,914	$94,978
Warrants	1,741,477	-	1,741,477	-
Securities Lending Collateral	37,031,103	37,031,103	-	-
Short-Term Investments	5,500,000	-	5,500,000	-
Total Investments in Securities	$250,160,433	$191,890,178	$58,175,277	$94,978

New Income Trust

U.S. Government & Agency Obligations	$1,465,062,315	-	$1,465,062,315	-
Foreign Government Obligations	64,170,931	-	64,170,931	-
Corporate Bonds	848,107,092	-	848,107,092	-
Municipal Bonds	50,188,288	-	50,188,288	-
Term Loans	48,077,643	-	48,077,643	-
Collateralized Mortgage Obligations	166,734,268	-	166,734,268	-
Asset Backed Securities	90,773,671	-	90,773,671	-
Capital Preferred Securities	11,385,252	-	11,385,252	-
Short-Term Investments	128,470,867	$126,325,421	2,145,446	-
Total Investments in Securities	$2,872,970,327	$126,325,421	$2,746,644,906	-
Other Financial Instruments:
Futures	($163,511)	($163,511)	-	-

440

Forward Foreign Currency Contracts	$2,049,654	-	$2,049,654	-

Real Return Bond Trust

U.S. Government & Agency Obligations	$115,404,171	-	$115,404,171	-
Foreign Government Obligations	11,065,628	-	11,065,628	-
Corporate Bonds	29,388,169	-	29,388,169	-
Municipal Bonds	253,525	-	253,525	-
Collateralized Mortgage Obligations	11,457,975	-	11,457,975	-
Asset Backed Securities	4,950,955	-	4,950,955	-
Short-Term Investments	42,510,000	-	42,510,000	-
Total Investments in Securities	$215,030,423	-	$215,030,423	-
Other Financial Instruments:
Futures	$62,104	$62,104	-	-
Forward Foreign Currency Contracts	$545,888	-	$545,888	-
Written Options	($200,969)	-	($194,580)	($6,389)
Interest Rate Swaps	$163,600	-	$163,600	-
Credit Default Swaps	$92,453	-	$92,453	-
Total Return Swaps	($4,136)	-	($4,136)	-

Science & Technology Trust

Common Stocks
Consumer Discretionary	$22,532,740	$21,104,364	$1,428,376	-
Health Care	5,273,914	5,273,914	-	-
Industrials	1,469,090	1,469,090	-	-
Information Technology	369,617,501	346,763,302	20,776,093	$2,078,106
Materials	3,122,205	3,122,205	-	-
Telecommunication Services	1,469,638	-	1,469,638	-
Preferred Securities
Information Technology	2,891,833	-	-	2,891,833
Securities Lending Collateral	34,335,574	34,335,574	-	-
Short-Term Investments	18,004,052	9,976,052	8,028,000	-
Total Investments in Securities	$458,716,547	$422,044,501	$31,702,107	$4,969,939

Short Term Government Income Trust

U.S. Government & Agency Obligations	$523,400,015	-	$523,400,015	-
Collateralized Mortgage Obligations	45,293,043	-	45,293,043	-

441

Preferred Securities	94,687	$94,687	-	-
Short-Term Investments	431,000	-	431,000	-
Total Investments in Securities	$569,218,745	$94,687	$569,124,058	-
Other Financial Instruments:
Futures	($385,892)	($385,892)	-	-

Small Cap Growth Trust

Common Stocks
Consumer Discretionary	$101,652,766	$101,652,766	-	-
Consumer Staples	4,129,949	4,129,949	-	-
Energy	32,797,263	32,797,263	-	-
Financials	17,858,395	17,858,395	-	-
Health Care	63,809,645	62,600,680	$1,208,965	-
Industrials	72,748,602	72,748,602	-	-
Information Technology	130,997,133	130,997,133	-	-
Materials	7,055,147	7,055,147	-	-
Telecommunication Services	3,455,449	3,455,449	-	-
Securities Lending Collateral	125,198,038	125,198,038	-	-
Short-Term Investments	6,600,000	-	6,600,000	-
Investment Companies	4,010,729	4,010,729	-	-
Total Investments in Securities	$570,313,116	$562,504,151	$7,808,965	-

Small Cap Index Trust

Common Stocks
Consumer Discretionary	$100,974,308	$100,974,308	-	-
Consumer Staples	25,563,660	25,563,660	-	-
Energy	46,486,117	46,486,117	-	-
Financials	162,374,682	162,374,682	-	-
Health Care	91,896,544	91,889,265	-	$7,279
Industrials	115,719,673	115,719,673	-	-
Information Technology	123,048,907	123,048,907	-	-
Materials	33,830,751	33,830,751	-	-
Telecommunication Services	5,950,799	5,950,799	-	-
Utilities	23,541,389	23,541,389	-	-
Preferred Securities
Health Care	1,446	1,446	-	-

442

Corporate Bonds
Financials	13,158	-	$13,158	-
Warrants	3,303	-	3,303	-
Securities Lending Collateral	208,744,448	208,744,448	-	-
Short-Term Investments	2,647,000	-	2,647,000	-
Total Investments in Securities	$940,796,185	$938,125,445	$2,663,461	$7,279
Other Financial Instruments:
Futures	$215,209	$215,209	-	-

Small Cap Opportunities Trust

Common Stocks
Consumer Discretionary	$27,173,652	$27,173,652	-	-
Consumer Staples	6,853,093	6,853,093	-	-
Energy	12,465,738	12,465,738	-	-
Financials	34,441,704	34,441,704	-	-
Health Care	14,672,184	14,661,245	-	$10,939
Industrials	28,993,285	28,989,190	-	4,095
Information Technology	27,975,738	27,975,738	-	-
Materials	13,138,188	13,138,188	-	-
Telecommunication Services	846,674	846,674	-	-
Utilities	1,146,023	1,146,023	-	-
Securities Lending Collateral	32,289,994	32,289,994	-	-
Short-Term Investments	1,495,632	1,495,632	-	-
Total Investments in Securities	$201,491,905	$201,476,871	-	$15,034

Smaller Company Growth Trust

Common Stocks
Consumer Discretionary	$30,516,442	$30,516,442	-	-
Consumer Staples	3,921,468	3,921,468	-	-
Energy	19,629,918	19,629,918	-	-
Financials	17,652,543	17,652,543	-	-
Health Care	36,211,853	36,211,124	-	$729
Industrials	39,718,055	39,718,055	-	-
Information Technology	58,137,555	58,137,555	-	-
Materials	8,004,808	8,004,808	-	-
Telecommunication Services	7,889,661	7,889,661	-	-

443

Utilities	252,933	252,933	-	-
Corporate Bonds	323	-	$323	-
Warrants	4,123	-	4,123	-
Securities Lending Collateral	64,417,981	64,417,981	-	-
Short-Term Investments	4,585,514	2,202,544	2,382,970	-
Total Investments in Securities	$290,943,177	$288,555,032	$2,387,416	$729
Other Financial Instruments:
Futures	$22,198	$22,198	-	-

Strategic Allocation Trust

U.S. Government & Agency Obligations	$2,019,070	-	$2,019,070	-
Corporate Bonds	27,475,403	-	27,475,403	-
Short-Term Investments	23,244,046	-	23,244,046	-
Securities Lending Collateral	5,100,204	$5,100,204	-	-
Total Investments in Securities	$57,838,723	$5,100,204	$52,738,519	-
Other Financial Instruments:
Futures	$2,060,157	$1,956,025	$104,132	-
Forward Foreign Currency Contracts	$113,519	-	$113,519	-

Strategic Income Opportunities Trust

Foreign Government Obligations	$113,516,318	-	$113,516,318	-
Corporate Bonds	219,244,638	-	215,066,545	$4,178,093
Capital Preferred Securities	14,684,173	-	14,438,173	246,000
Convertible Bonds	6,910,571	-	6,910,571	-
Municipal Bonds	173,419	-	173,419	-
Term Loans	18,201,699	-	18,201,699	-
Collateralized Mortgage Obligations	20,951,100	-	20,494,103	456,997
Asset Backed Securities	2,014,459	-	1,735,384	279,075
Common Stocks	18,005,863	$17,992,413	-	13,450
Preferred Securities	17,876,376	17,175,223	263,717	437,436
Escrow Certificates	10,613	-	-	10,613
Options Purchased	537,453	-	537,453	-
Short-Term Investments	364,967	-	364,967	-
Total Investments in Securities	$432,491,649	$35,167,636	$391,702,349	$5,621,664
Other Financial Instruments:
Futures	($155,894)	($155,894)	-	-

444

Forward Foreign Currency Contracts	($305,057)	-	($305,057)	-

Total Return Trust

U.S. Government & Agency Obligations	$2,824,077,910	-	$2,824,077,910	-
Foreign Government Obligations	190,302,810	-	190,302,810	-
Corporate Bonds	886,784,224	-	886,784,224	-
Capital Preferred Securities	23,425,774	-	23,425,774	-
Municipal Bonds	133,592,433	-	133,592,433	-
Term Loans	6,536,438	-	6,536,438	-
Collateralized Mortgage Obligations	202,177,004	-	202,177,004	-
Asset Backed Securities	89,790,856	-	89,790,856	-
Preferred Securities	8,293,780	-	-	$8,293,780
Short-Term Investments	171,747,761	-	171,747,761	-
Total Investments in Securities	$4,536,728,990	-	$4,528,435,210	$8,293,780
Other Financial Instruments:
Futures	($4,084,089)	($4,084,089)	-	-
Forward Foreign Currency Contracts	($3,023,488)	-	($3,023,488)	-
Written Options	($4,276,131)	-	($4,195,519)	($80,612)
Interest Rate Swaps	($8,143,223)	-	($8,143,223)	-
Credit Default Swaps	$3,796,580	-	$3,796,580	-

Total Stock Market Index Trust

Common Stocks
Consumer Discretionary	$50,241,813	$50,241,813	-	-
Consumer Staples	38,860,867	38,860,867	-	-
Energy	46,141,663	46,141,663	-	-
Financials	63,939,457	63,939,457	-	-
Health Care	42,710,655	42,710,003	-	$652
Industrials	42,418,786	42,418,786	-	-
Information Technology	78,518,437	78,431,899	$86,538	-
Materials	15,802,122	15,802,122	-	-
Telecommunication Services	9,836,612	9,836,612	-	-
Utilities	12,898,491	12,898,491	-	-
Corporate Bonds
Financials	2,018	-	2,018	-
Rights	10,920	10,920	-	-

445

Warrants	135	-	135	-
Securities Lending Collateral	22,642,405	22,642,405	-	-
Short-Term Investments	8,932,000	-	8,932,000	-
Total Investments in Securities	$432,956,381	$423,935,038	$9,020,691	$652
Other Financial Instruments:
Futures	$355,821	$355,821	-	-

U.S. Equity Trust

Common Stocks
Consumer Discretionary	$66,730,173	$66,730,173	-	-
Consumer Staples	197,271,188	197,271,188	-	-
Energy	11,497,314	11,497,314	-	-
Financials	12,237,323	12,237,323	-	-
Health Care	245,495,019	245,495,019	-	-
Industrials	29,705,106	29,705,106	-	-
Information Technology	233,547,085	232,953,710	$593,375	-
Materials	4,739,280	4,739,280	-	-
Telecommunication Services	6,886,841	6,886,841	-	-
Utilities	5,428,484	5,428,484	-	-
Investment Companies	4,595,155	4,595,155	-	-
Securities Lending Collateral	18,473,673	18,473,673	-	-
Total Investments in Securities	$836,606,641	$836,013,266	$593,375	-

Utilities Trust

Common Stocks
Consumer Discretionary	$22,198,842	$20,274,679	$1,924,163	-
Energy	27,439,571	27,439,571	-	-
Telecommunication Services	35,153,433	20,968,766	14,184,667	-
Utilities	94,436,208	67,428,173	27,008,035	-
Preferred Securities
Utilities	8,941,821	8,941,821	-	-
Corporate Bonds
Utilities	1,755,110	-	1,755,110	-
Convertible Bonds
Consumer Discretionary	1,567,215	-	1,567,215	-
Telecommunication Services	1,189,828	-	1,189,828	-

446

Securities Lending Collateral	20,426,724	20,426,724	-	-
Short-Term Investments	4,433,997	-	4,433,997	-
Total Investments in Securities	$217,542,749	$165,479,734	$52,063,015	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($567,815)	-	($567,815)	-

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, there were no transfers between Level 1and Level 2.

The following tables show a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the Portfolios. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Core Bond Trust

	U.S.
	Government &	Collateralized
	Agency	Mortgage	Asset Backed
	Obligations	Obligations	Securities	Total

Balance as of 12-31-11	-	$5,332,089	-	$5,332,089
Realized gain (loss)	-	-	$924	924
Change in unrealized
appreciation (depreciation)	-	(1,327)	(134)	(1,461)
Purchases	$25,282,669	-	1,798,604	27,081,273
Sales	-	(5,330,762)	(61,847)	(5,392,609)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 3-31-12	$25,282,669	-	$1,737,547	$27,020,216
Change in unrealized at period
end*	-	-	($134)	($134)

Financial Services Trust

	Financials	Materials	Total

Balance as of 12-31-11	$15,244,783	208,484	$15,453,267
Realized gain (loss)	-	-	-
Change in unrealized
appreciation (depreciation)	926,743	-	926,743

447

Purchases	-	-	-
Sales	-	-	-

Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-12	$16,171,526	$208,484	$16,380,010
Change in unrealized at period
end*	$926,743	-	$926,743

High Yield Trust

	Foreign
	Government	Corporate	Convertible	Common	Preferred	Escrow
	Obligations	Bonds	Bonds	Stocks	Securities	Certificates	Total

Balance as of 12-31-11	$94,285	$1,044,275	$787,140	$2,866,438	$37,980	$44,063	$4,874,181
Realized gain (loss)	-	-	-	-	-	-	-
Change in unrealized
appreciation (depreciation)	11,245	-	-	(37,471)	-	4,406	(21,820)
Purchases	-	523,270	-	86,730	-	-	610,000
Sales	-	-	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	(1,044,275)	(787,140)	-	-	-	(1,831,415)
Balance as of 3-31-12	$105,530	$523,270	-	$2,915,697	$37,980	$48,469	$3,630,946
Change in unrealized at
period end*	$11,245	-	-	($37,471)	-	$4,406	($21,820)

Science & Technology Trust

Information
Technology

Balance as of 12-31-11	$4,749,134
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	220,805
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-12	$4,969,939

448

Change in unrealized at period
end*	$220,805

Strategic Income Opportunities Trust

		Capital	Collateralized	Asset
	Corporate	Preferred	Mortgage	Backed	Common	Preferred	Escrow
	Bonds	Securities	Obligations	Securities	Stocks	Securities	Certificates	Total

Balance as of 12-31-11	$4,500,633	$241,500	$2,908,333	$269,925	$22,887	$366,390	$14,150	$8,323,818
Realized gain (loss)	(86,042)	-	-	-	-	-	-	(86,042)
Change in unrealized appreciation
(depreciation)	820,033	$4,500	6,764	9,150	(9,437)	71,046	(3,537)	898,519
Purchases	-	-	358,912	-	-	-	-	358,912
Sales	(1,056,531)	-	(15,530)	-	-	-	-	(1,072,061)
Transfers into Level 3	-	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	(2,801,482)	-	-	-	-	(2,801,482)
Balance as of 3-31-12	$4,178,093	$246,000	$456,997	$279,075	$13,450	$437,436	$10,613	$5,621,664
Change in unrealized at period
end*	$695,484	$4,500	$6,764	$9,150	($9,437)	$71,046	($3,537)	$773,970

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Financial Services Trust’s Level 3 securities are outlined in the tables below:

	Fair Value at	Valuation	Unobservable
Financial Services Trust:	3/31/12	Techniques	Inputs	Input

		Market	Aged
Financial Services	$13,556,200	Approach	Transactions	$46.000

		Market	Comparability
	2,615,326	Approach	Adjustments	1.21X

Total Financial Services	$16,171,526

			Estimated
		Market	Liquidation
Materials	$208,484	Approach	Value	$0.344

Total	$16,380,010

449

Increases/decreases in unobservable inputs from aged transactions, comparability adjustments and estimated liquidation value may result in increases/decreases in security valuation. Adjustments are taken after application of all other inputs.

Repurchase agreements. The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities. The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). The Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

450

Payment-in-kind bonds. The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index Trust	$4,793,428,632	$2,009,218,832	($124,754,114)	$1,884,464,718

500 Index Trust B	849,259,879	207,171,245	(96,729,535)	110,441,710

Active Bond Trust	1,355,854,544	65,502,800	(62,664,419)	2,838,381

All Cap Core Trust	372,135,790	34,481,474	(3,603,303)	30,878,171

All Cap Value Trust	564,201,242	51,673,149	(4,737,896)	46,935,253

Alpha Opportunities Trust	1,003,182,981	97,613,487	(20,070,550)	77,542,937

American Asset Allocation Trust	1,357,291,284	355,096,051	-	355,096,051

American Blue Chip Income and Growth Trust	234,110,233	38,694,791	-	38,694,791

American Global Growth Trust	189,697,728	-	(14,515,270)	(14,515,270)

American Global Small Capitalization Trust	102,165,060	22,439,583	(31,076,610)	(8,637,027)

American Growth Trust	1,120,493,683	79,061,690	-	79,061,690

American Growth-Income Trust	1,034,289,115	76,818,213	-	76,818,213

American High-Income Bond Trust	103,791,591	-	(451,795)	(451,795)

American International Trust	830,914,726	-	(86,785,102)	(86,785,102)

American New World Trust	87,376,741	-	(5,067,637)	(5,067,637)

Balanced Trust	55,488,576	5,472,115	(791,939)	4,680,176

451

Blue Chip Growth Trust	1,287,824,212	630,123,069	(8,505,984)	621,617,085

Bond Trust	6,518,298,662	109,232,645	(67,642,592)	41,590,053

Bond PS Series	141,297,003	1,390,121	(796,049)	594,072

Capital Appreciation Trust	885,103,100	302,616,983	(3,664,348)	298,952,635

Capital Appreciation Value Trust	308,590,861	38,313,688	(1,353,609)	36,960,079

Core Allocation Trust	125,113,679	6,531,860	(295,351)	6,236,509

Core Allocation Plus Trust	260,368,272	19,580,102	(3,768,698)	15,811,404

Core Balanced Trust	235,362,995	14,972,629	(99,990)	14,872,639

Core Balanced Strategy Trust	3,479,466	389,826	(10,139)	379,687

Core Bond Trust	2,005,038,894	23,071,641	(6,402,589)	16,669,052

Core Disciplined Diversification Trust	203,508,515	8,985,084	(669,586)	8,315,498

Core Fundamental Holdings Trust	275,140,566	31,674,839	-	31,674,839

Core Global Diversification Trust	308,291,805	15,257,150	(1,173,913)	14,083,237

Core Strategy Trust	623,488,216	108,440,756	-	108,440,756

Disciplined Diversification Trust	226,534,600	56,135,701	(11,300,690)	44,835,011

Emerging Markets Value Trust	1,014,670,657	186,428,244	(120,678,324)	65,749,920

Equity Income Trust	1,874,189,416	435,936,586	(86,348,293)	349,588,293

Financial Services Trust	145,427,087	21,109,594	(13,792,764)	7,316,830

Franklin Templeton Founding Allocation Trust	1,354,622,373	279,758	(80,801,540)	(80,521,782)

Fundamental All Cap Core Trust	1,265,227,137	162,015,939	(95,260,620)	66,755,319

Fundamental Holdings Trust	910,882,147	191,653,165	-	191,653,165

Fundamental Large Cap Value Trust	474,039,474	43,488,137	(7,603,219)	35,884,918

Fundamental Value Trust	1,428,305,180	336,728,698	(54,676,694)	282,052,004

Global Trust	715,973,268	68,828,006	(129,858,087)	(61,030,081)

Global Bond Trust	1,236,524,560	33,165,821	(40,000,510)	(6,834,689)

Global Diversification Trust	722,081,386	69,915,579	-	69,915,579

Growth Equity Trust	384,900,990	99,752,890	(2,001,628)	97,751,262

Health Sciences Trust	145,248,658	41,499,136	(9,671,429)	31,827,707

Heritage Trust	129,980,873	32,494,577	(913,372)	31,581,205

High Yield Trust	270,123,556	11,561,450	(25,746,742)	(14,185,292)

Income Trust	435,354,782	41,609,833	(54,845,639)	(13,235,806)

International Core Trust	791,302,276	60,816,535	(84,611,877)	(23,795,342)

International Equity Index Trust A	273,933,152	64,205,452	(20,291,198)	43,914,254

International Equity Index Trust B	283,771,600	66,599,968	(33,817,780)	32,782,188

International Growth Stock Trust	239,611,022	18,209,688	(6,878,829)	11,330,859

452

International Index Trust	2,022,470,469	426,724,523	(146,307,922)	280,416,601

International Opportunities Trust	375,480,464	45,322,191	(9,206,903)	36,115,288

International Small Company Trust	118,852,403	19,050,380	(26,523,013)	(7,472,633)

International Value Trust	1,182,750,685	92,250,374	(182,047,899)	(89,797,525)

Investment Quality Bond Trust	384,432,712	19,814,936	(1,753,357)	18,061,579

Large Cap Trust	155,423,730	10,812,975	(494,053)	10,318,922

Lifestyle Aggressive Trust	420,865,562	33,638,336	(5,615,107)	28,023,229

Lifestyle Balanced Trust	10,684,380,461	1,716,198,191	(34,179,273)	1,682,018,918

Lifestyle Balanced PS Series	92,529,897	5,560,857	-	5,560,857

Lifestyle Conservative Trust	2,663,375,051	156,641,996	-	156,641,996

Lifestyle Conservative PS Series	35,663,998	989,456	-	989,456

Lifestyle Growth Trust	12,110,700,011	2,225,780,570	(154,812,969)	2,070,967,601

Lifestyle Growth PS Series	113,061,687	9,392,232	-	9,392,232

Lifestyle Moderate Trust	3,222,051,116	416,383,506	-	416,383,506

Lifestyle Moderate PS Series	46,139,356	2,400,564	-	2,400,564

Mid Cap Index Trust	1,160,152,746	307,580,330	(51,924,950)	255,655,380

Mid Cap Stock Trust	817,360,088	136,421,611	(32,637,042)	103,784,569

Mid Cap Value Equity Trust	136,112,683	22,959,651	(1,881,774)	21,077,877

Mid Value Trust	862,954,468	115,763,914	(37,730,940)	78,032,974

Mutual Shares Trust	578,949,755	104,662,417	(39,661,354)	65,001,063

Natural Resources Trust	270,376,098	6,506,188	(26,721,853)	(20,215,665)

New Income Trust	2,787,572,303	93,459,081	(8,061,057)	85,398,024

Real Estate Securities Trust	380,519,212	53,319,838	(77,876)	53,241,962

Real Return Bond Trust	215,089,578	1,572,498	(1,631,653)	(59,155)

Science & Technology Trust	416,589,270	58,568,984	(16,441,707)	42,127,277

Short Term Government Income Trust	563,799,474	7,987,238	(2,567,967)	5,419,271

Small Cap Growth Trust	522,243,982	61,453,563	(13,384,429)	48,069,134

Small Cap Index Trust	711,500,773	265,382,757	(36,087,345)	229,295,412

Small Cap Opportunities Trust	167,510,790	41,222,285	(7,241,170)	33,981,115

Small Cap Value Trust	594,325,476	156,296,858	(11,077,105)	145,219,753

Small Company Growth Trust	107,368,359	28,040,919	(2,521,918)	25,519,001

Small Company Value Trust	416,101,021	104,156,358	(26,590,806)	77,565,552

Smaller Company Growth Trust	255,819,712	43,156,576	(8,033,111)	35,123,465

Strategic Allocation Trust	58,175,636	37,872	(374,785)	(336,913)

Strategic Income Opportunities Trust	414,864,561	31,459,819	(13,832,731)	17,627,088

453

Total Bond Market Trust A	1,431,259,975	84,420,970	(1,891,396)	82,529,574

Total Bond Market Trust B	147,181,304	11,941,588	(398,316)	11,543,272

Total Return Trust	4,486,795,221	104,380,490	(54,446,721)	49,933,769

Total Stock Market Index Trust	353,655,200	117,501,963	(38,200,782)	79,301,181

Ultra Short Term Bond Trust	124,797,139	170,015	(1,030,418)	(860,403)

U.S. Equity Trust	689,561,695	151,259,229	(4,214,283)	147,044,946

Utilities Trust	193,813,920	31,493,931	(7,765,102)	23,728,829

Value Trust	231,016,071	53,678,319	(4,357,286)	49,321,033

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following table summarizes the contracts held at March 31, 2012, and the range of futures contracts notional amounts held by the Portfolios during the period ended March 31, 2012. In addition the table details how the Portfolios used futures contracts during the period ended March 31, 2012.

500 Index Trust

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $41.6 million to $74.7 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust	S&P 500 Index Futures	213	Long	Jun 2012	$74,720,400	$347,355

						$347,355

500 Index Trust B

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $8.1 million to $22.1 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	63	Long	Jun 2012	$22,100,400	$854,203

						$854,203

454

Active Bond Trust

The Portfolio used futures contracts to manage duration. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $20.8 million to $21.4 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Active Bond Trust	U.S. Treasury 30-Year
	Bond Futures	35	Long	Jun 2012	$4,821,250	($167,787)

	U.S. Treasury Ultra
	Long Bond Futures	29	Long	Jun 2012	4,378,094	(218,942)

	U.S. Treasury 5-Year
	Note Futures	95	Short	Jun 2012	(11,641,211)	77,661

						($309,068)

All Cap Core Trust

The Portfolio used futures contracts to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.9 million to $3.2 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

All Cap Core Trust	Russell 2000 Mini
	Index Futures	4	Long	Jun 2012	$331,080	$4,101

	S&P 500 E-mini
	Index Futures	37	Long	Jun 2012	2,596,013	40,286

						$44,387

Bond Trust

The Portfolio used futures contracts to manage duration. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $317.7 million to $505.6 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Bond Trust	U.S. Treasury 30-Year
	Bond Futures	197	Long	Jun 2012	$27,136,750	($944,401)

	U.S. Treasury Ultra
	Long Bond Futures	240	Long	Jun 2012	36,232,500	(1,811,929)

	U.S. Treasury 5-Year
	Note Futures	550	Short	Jun 2012	(67,396,485)	449,615

	U.S. Treasury
	10-Year Note Futures	2,895	Short	Jun 2012	(374,857,266)	5,374,698

						$3,067,983

Bond PS Series

455

The Portfolio used futures contracts to manage duration. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $2.3 million to $4.7 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Bond PS Series	U.S. Treasury Ultra Long
	Bond Futures	1	Long	Jun 2012	$150,969	($7,550)

	U.S. Treasury 10-Year
	Note Futures	35	Short	Jun 2012	(4,531,953)	64,979

						$57,429

Core Allocation Plus Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total notional absolute values ranging from approximately $39.0 million to $39.8 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Core Allocation Plus Trust	Euro Stoxx 50 Index Futures	29	Long	Jun 2012	$931,736	($22,696)

	FTSE 100 Index Futures	8	Long	Jun 2012	733,147	(20,108)

	MSCI EAFE E-Mini Index Futures	204	Long	Jun 2012	15,724,320	2,792

	S&P 500 E-Mini Index Futures	76	Long	Jun 2012	5,332,350	82,848

	S&P TSE 60 Index Futures	3	Long	Jun 2012	423,901	(1,987)

	TOPIX Index Futures	7	Long	Jun 2012	724,780	38,569

	U.S. Treasury 5-Year
	Note Futures	36	Long	Jun 2012	4,411,406	(8,247)

	U.S. Treasury 10-Year
	Note Futures	4	Long	Jun 2012	517,938	3,304

	CAC 40 Index Futures	99	Short	Apr 2012	(4,521,582)	51,703

	DAX Index Futures	20	Short	Jun 2012	(4,641,942)	8,443

	U.S. Treasury 10-Year
	Note Futures	8	Short	Jun 2012	(1,035,875)	(9,016)

						$125,605

Disciplined Diversification Trust

The Portfolio uses futures contracts to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values up to approximately $5.6 million, as measured at each quarter end.

456

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Disciplined
Diversification Trust	S&P 500 Index Futures	16	Long	Jun 2012	$5,612,800	$708

						$708

Global Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $246.0 million to $251.5 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Global Bond Trust	10-Year Japan Government
	Bond Futures	10	Long	Jun 2012	$17,157,183	($42,812)

	German Euro BOBL Futures	440	Long	Jun 2012	72,831,204	(18,264)

	German Euro BUND Futures	624	Long	Jun 2012	115,255,337	231,009

	U.S. Treasury 30-Year
	Bond Futures	35	Long	Jun 2012	4,821,250	(168,467)

	10-Year Canada Government
	Bond Futures	105	Short	Jun 2012	(13,814,377)	(171,893)

	German Euro BUND Futures	102	Short	Apr 2012	(74,821)	(20,415)

	German Euro BUND Futures	102	Short	Apr 2012	(107,470)	(53,010)

	German Euro BUND Futures	45	Short	Apr 2012	(65,418)	(40,862)

	German Euro BUND Futures	59	Short	Apr 2012	(142,426)	(95,293)

	German Euro BUND Futures	123	Short	Apr 2012	(234,584)	(155,675)

	U.K. Long Gilt Bond Futures	85	Short	Jun 2012	(15,568,503)	(79,597)

	U.S. Treasury 10-Year
	Note Futures	46	Short	Jun 2012	(5,956,281)	10,445

						($604,834)

International Core Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total notional absolute values ranging from approximately $44.2 million to $53.9 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Core
Trust	DAX Index Futures	7	Long	Jun 2012	$1,624,680	($5,213)

	FTSE 100 Index Futures	65	Long	Jun 2012	5,956,821	(171,188)

	FTSE MIB Index Futures	135	Long	Jun 2012	14,174,393	(379,940)

457

SGX MSCI Singapore Index
Futures Index Futures	27	Long	Apr 2012	1,482,041	(1,847)

TOPIX Index Futures	120	Long	Jun 2012	12,424,792	471,620

ASX SPI 200 Index Futures	21	Short	Jun 2012	(2,362,903)	(44,069)

S&P TSE 60 Index Futures	112	Short	Jun 2012	(15,825,635)	72,015

					(58,622)

International Equity Index Trust A

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $9.6 million to $10.5 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity	ASX SPI 200
Index Trust A	Index Futures	6	Long	Jun 2012	$675,115	$9,586

	CAC 40 Index Futures	22	Long	Jun 2012	980,003	(19,219)

	DAX Index Futures	5	Long	Jun 2012	1,160,485	(6,860)

	FTSE 100 Index Futures	8	Long	Jun 2012	733,147	(13,276)

	FTSE MIB Index Futures	2	Long	Jun 2012	209,991	(8,669)

	Hang Seng Index Futures	5	Long	Apr 2012	659,966	(11,287)

	IBEX 35 Index Futures	3	Long	Apr 2012	316,987	(9,783)

	MSCI Taiwan Index Futures	56	Long	Apr 2012	1,580,880	(18,059)

	OMX 30 Index Futures	52	Long	Apr 2012	838,855	(13,951)

	S&P TSE 60 Index Futures	4	Long	Jun 2012	565,201	(1,075)

	TOPIX Index Futures	27	Long	Jun 2012	2,795,578	104,580

						$11,987

International Equity Index Trust B

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $9.3 million to $10.6 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity	ASX SPI 200 Index Futures	6	Long	Jun 2012	$675,115	$13,511
Index Trust B

	CAC 40 Index Futures	24	Long	Jun 2012	1,069,094	(18,565)

	DAX Index Futures	3	Long	Jun 2012	696,291	(4,116)

	FTSE 100 Index Futures	14	Long	Jun 2012	1,283,008	(35,875)

458

FTSE MIB Index Futures	2	Long	Jun 2012	209,991	(8,669)

Hang Seng Index Futures	2	Long	Apr 2012	263,986	(4,054)

IBEX 35 Index Futures	2	Long	Apr 2012	211,325	(6,522)

MSCI Taiwan Index Futures	50	Long	Apr 2012	1,411,500	(16,129)

OMX 30 Index Futures	26	Long	Apr 2012	419,428	(6,976)

S&P TSE 60 Index Futures	10	Long	Jun 2012	1,413,003	(642)

TOPIX Index Futures	28	Long	Jun 2012	2,899,118	117,951

					$29,914

International Index Trust

The Portfolio uses futures contracts to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $60.7 million to $62.6 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Index Trust	ASX SPI 200 Index Futures	28	Long	Jun 2012	$3,150,537	$93,914

	Australian Dollar Currency Futures	31	Long	Jun 2012	3,183,390	(83,522)

	British Pounds Currency Futures	74	Long	Jun 2012	7,394,450	78,772

	Euro Currency Futures	63	Long	Jun 2012	10,504,463	46,193

	Euro Stoxx 50 Index Futures	339	Long	Jun 2012	10,891,672	(173,503)

	FTSE 100 Index Futures	102	Long	Jun 2012	9,347,628	(117,467)

	Hang Seng Index Futures	11	Long	Jun 2012	1,426,216	(26,677)

	Japanese Yen Currency Futures	41	Long	Jun 2012	6,189,975	(95,244)

	Swiss Franc Currency Futures	20	Long	Jun 2012	2,771,500	15,665

	TOPIX Index Futures	75	Long	Jun 2012	7,765,495	150,870

						($110,999)

Investment Quality Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $33.2 million to $90.9 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

459

Investment Quality Bond Trust	U.S. Treasury 2-Year
	Note Futures	49	Long	Jun 2012	$10,786,891	($3,638)

	U.S. Treasury 5-Year
	Note Futures	135	Long	Jun 2012	16,542,774	(78,083)

	U.S. Treasury 10-Year
	Note Futures	45	Short	Jun 2012	(5,826,797)	(50,712)

						($132,433)

Mid Cap Index Trust

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $21.9 million to $30.7 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Mid Cap Index Trust	S&P MidCap 400 E-Mini
	Index Futures	309	Long	Jun 2012	$30,662,070	$193,739

$193,739

New Income Trust

The Portfolio used futures contracts to manage duration and manage against anticipated interest rate changes. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $11.2 million to $44.6 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

New Income Trust	U.S. Treasury 5-Year
	Note Futures	140	Short	Jun 2012	($17,155,469)	$44,209

	U.S. Treasury 10-Year
	Note Futures	212	Short	Jun 2012	(27,450,688)	(207,720)

						($163,511)

Real Return Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $19.0 million to $37.5 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Real Return Bond Trust	Eurodollar Futures	44	Long	Dec 2013	$10,914,200	$58,534

	Eurodollar Futures	9	Long	Jun 2015	2,211,750	1,451

	Eurodollar Futures	24	Long	Mar 2015	5,909,400	2,119

460

$62,104

Short Term Government Income Trust

The Portfolio uses futures contracts to manage duration. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values up to approximately $49.0 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Short Term Government Income
Trust	U.S. Treasury 5-Year
	Note Futures	400	Short	Jun 2012	($49,015,625)	($385,892)

($385,892)

Small Cap Index Trust

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from $5.0 million to $10.2 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini
	Index Futures	60	Long	Jun 2012	$4,966,200	$215,209

$215,209

Smaller Company Growth Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, substitute for securities purchased and maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held futures contracts with total notional absolute values ranging from approximately $1.1 million to $1.2 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Smaller Company Growth Trust	Russell 2000 Mini
	Index Futures	13	Long	Jun 2012	$1,076,010	$22,198

$22,198

Strategic Allocation Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with

461

total absolute values ranging from approximately $56.2 million to $74.8 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Allocation Trust	Euro Stoxx 50
	Index Futures	218	Long	Jun 2012	$7,004,084	($96,490)

	FTSE 100 Index
	Futures	71	Long	Jun 2012	6,506,682	(96,514)

	Russell 2000 Mini
	Index Futures	47	Long	Jun 2012	3,890,190	171,448

	S&P 500 E-Mini
	Index Futures	665	Long	Jun 2012	46,656,400	1,806,958

	S&P MidCap 400 E-Mini
	Index Futures	55	Long	Jun 2012	5,457,650	170,623

	TOPIX Index Futures	51	Long	Jun 2012	5,280,536	104,132

						$2,060,157

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $3.1 million to $25.2 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Income Opportunities
Trust	U.S. Treasury 10-Year
	Note Futures	195	Short	Jun 2012	($25,249,453)	($155,894)

($155,894)

Total Return Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $476.5 million to $2.7 billion, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Return Trust	Eurodollar Futures	290	Long	Mar 2014	$71,862,000	$115,733

	U.S. Treasury 5-Year
	Note Futures	1,159	Long	Jun 2012	142,022,774	(910,352)

	U.S. Treasury 10-Year
	Note Futures	2,028	Long	Jun 2012	262,594,313	(3,289,470)

						($4,084,089)

Total Stock Market Index Trust

462

The Portfolio uses futures contracts as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held futures contracts with total absolute values ranging from approximately $6.3 million to $10.1 million, as measured at each quarter end.

		Number of		Expiration		Unrealized Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini
	Index Futures	15	Long	Jun 2012	$1,241,550	$48,490

	S&P 500 Index Futures	23	Long	Jun 2012	8,068,400	286,063

	S&P MidCap 400 E-Mini
	Index Futures	8	Long	Jun 2012	793,840	21,268

						$355,821

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at March 31, 2012, and the range of notional contract amounts held by the Portfolios during the period ended March 31, 2012. In addition, the table details how the Portfolios used forward foreign currency contracts during the period ended March 31, 2012.

Capital Appreciation Value Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging up to approximately $2.8 million, as measured at each quarter end.

Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Capital Appreciation
Value Trust	Buys

Merrill Lynch
	Japanese Yen	45,334,000	$562,024	International	5/31/2012	($11,675)

463

Japanese Yen	65,971,000	820,158	UBS AG London	5/31/2012	(19,277)

		$1,382,182			($30,952)

Sells

			Deutsche Bank AG
Japanese Yen	100,755,000	$1,285,452	London	5/31/2012	$62,298

			State Street Bank
Japanese Yen	10,550,000	132,434	London	5/31/2012	4,359

		$1,417,886			$66,657

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $8.6 million to $16.0 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Core Allocation Plus
Trust	Buys

	Brazilian Real	433,000	$237,847	Royal Bank of Canada	4/3/2012	($645)

	Canadian Dollar	708,000	711,278	Westpac Banking Corp.	6/14/2012	(2,518)

	Euro	1,048,000	1,375,371	JPMorgan Chase Bank	6/15/2012	22,849

	Japanese Yen	82,726,000	1,018,154	JPMorgan Chase Bank	6/7/2012	(18,087)

	Mexican Peso	1,910,000	149,522	Royal Bank of Canada	6/20/2012	(1,309)

	Pound Sterling	760,000	1,187,439	JPMorgan Chase Bank	6/15/2012	27,573

			$4,679,611			$27,863

	Sells

	Brazilian Real	433,000	$251,423	Royal Bank of Canada	4/3/2012	$14,221

	Brazilian Real	433,000	236,315	Royal Bank of Canada	5/3/2012	637

	Canadian Dollar	283,000	285,505	UBS AG	6/14/2012	2,201

	Euro	3,158,000	4,155,919	Credit Suisse London	4/20/2012	(56,209)

	Euro	272,000	362,300	UBS AG	4/20/2012	(492)

	Euro	3,144,000	4,138,787	Credit Suisse London	6/15/2012	(55,873)

464

Euro	698,000	920,329	UBS AG	6/15/2012	(10,928)

Japanese Yen	25,671,000	307,121	JPMorgan Chase Bank	6/7/2012	(3,214)

			Morgan Stanley &
Mexican Peso	1,910,000	147,763	Company International	6/20/2012	(450)

Pound Sterling	297,000	465,422	UBS AG	6/15/2012	(9,392)

		$11,270,884			($119,499)

Global Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $1,058.8 million to $1,068.5 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond Trust	Buys

	Australian Dollar	498,000	$516,697	JPMorgan Chase Bank	4/2/2012	($844)

	Australian Dollar	4,438,000	4,660,144	Bank of Nova Scotia	4/23/2012	(73,469)

	Australian Dollar	3,109,000	3,238,483	Citibank N.A.	4/23/2012	(25,330)

	Australian Dollar	3,297,000	3,449,982	HSBC Bank USA	4/23/2012	(42,531)

	Brazilian Real	688,297	395,846	JPMorgan Chase Bank	4/3/2012	(18,790)

				Morgan Stanley &
	Brazilian Real	352,854	204,553	Company, Inc.	4/3/2012	(11,256)

	Canadian Dollar	2,744,000	2,758,490	Barclays Bank PLC	6/21/2012	(11,983)

	Canadian Dollar	688,000	691,263	Citibank N.A.	6/21/2012	(2,635)

	Canadian Dollar	10,127,000	10,114,690	UBS AG	6/21/2012	21,565

	Chinese Yuan Renminbi	43,515,297	6,838,265	Barclays Capital	6/1/2012	66,277

	Chinese Yuan Renminbi	14,045,026	2,202,500	Citibank N.A.	6/1/2012	26,014

	Chinese Yuan Renminbi	44,013,600	6,946,000	JPMorgan Chase Bank	6/1/2012	37,607

	Chinese Yuan Renminbi	10,646,650	1,662,500	UBS AG	6/1/2012	26,796

				Deutsche Bank AG
	Chinese Yuan Renminbi	20,000,000	3,192,848	London	8/5/2013	(21,449)

				Goldman Sachs
	Chinese Yuan Renminbi	45,000,000	7,219,637	International	8/5/2013	(83,990)

465

			The Royal Bank of
Chinese Yuan Renminbi	14,000,000	2,225,755	Scotland PLC	8/5/2013	(5,776)

Chinese Yuan Renminbi	15,000,000	2,389,867	UBS AG	8/5/2013	(11,318)

Chinese Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(37,451)

Chinese Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(71,516)

			Goldman Sachs
Chinese Yuan Renminbi	4,500,510	739,000	International	4/25/2014	(24,945)

Chinese Yuan Renminbi	4,399,455	723,000	HSBC Bank USA	4/25/2014	(24,979)

Chinese Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank	4/25/2014	(40,683)

			The Royal Bank of
Chinese Yuan Renminbi	7,499,973	1,229,000	Scotland PLC	4/25/2014	(39,048)

Chinese Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(49,923)

Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	(18,075)

Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	(47,257)

Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(208,456)

Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	(42,320)

			Morgan Stanley &
Chinese Yuan Renminbi	4,368,300	710,000	Company, Inc.	9/8/2015	(16,166)

			Deutsche Bank AG
Danish Krone	32,559,000	5,798,782	London	5/24/2012	39,063

Euro	3,894,000	5,195,005	Citibank N.A.	4/4/2012	(1,556)

Euro	2,601,000	3,442,867	Barclays Bank PLC	4/16/2012	26,277

Euro	822,000	1,051,880	Citibank N.A.	4/16/2012	44,481

Euro	504,000	671,182	JPMorgan Chase Bank	4/16/2012	1,040

Euro	10,390,000	13,629,534	Royal Bank of Canada	4/16/2012	228,371

Euro	472,000	620,419	Barclays Bank PLC	6/14/2012	9,310

Euro	549,000	723,865	JPMorgan Chase Bank	6/14/2012	8,596

			Morgan Stanley &
Euro	181,000	238,187	Company, Inc.	6/14/2012	3,298

Euro	4,314,000	5,657,843	Royal Bank of Canada	6/14/2012	97,775

Euro	22,993,000	30,340,542	UBS AG	6/14/2012	336,077

Hong Kong Dollar	83,486,148	10,768,377	JPMorgan Chase Bank	5/18/2012	(15,508)

Indian Rupee	66,203,853	1,296,082	JPMorgan Chase Bank	7/12/2012	(22,337)

			Deutsche Bank AG
Japanese Yen	182,835,762	2,206,962	London	4/4/2012	2,018

466

Japanese Yen	246,639,680	2,977,122	HSBC Bank USA	4/4/2012	2,723

Japanese Yen	2,115,538,000	25,697,327	Barclays Bank PLC	4/13/2012	(135,938)

Japanese Yen	497,891,000	6,009,902	Citibank N.A.	4/13/2012	5,960

			Deutsche Bank AG
Japanese Yen	9,164,274,000	112,778,315	London	4/13/2012	(2,049,236)

Japanese Yen	435,233,000	5,254,376	JPMorgan Chase Bank	4/13/2012	4,409

			Morgan Stanley &
Japanese Yen	290,433,000	3,474,744	Company, Inc.	4/13/2012	34,468

Japanese Yen	8,254,237,000	101,190,828	Royal Bank of Canada	4/13/2012	(1,457,444)

Japanese Yen	8,874,761,000	108,809,176	UBS AG	4/13/2012	(1,578,193)

Malaysian Ringgit	5,367,442	1,767,350	UBS AG	4/23/2012	(17,763)

Mexican Peso	10,672,300	826,317	HSBC Bank USA	6/15/2012	2,220

Mexican Peso	596,123	46,744	JPMorgan Chase Bank	6/15/2012	(464)

Mexican Peso	4,222,537	328,074	UBS AG	6/15/2012	(259)

New Zealand Dollar	540,000	441,302	Bank of Nova Scotia	5/17/2012	(490)

Norwegian Krone	3,161,000	562,468	Barclays Bank PLC	4/12/2012	(7,584)

Norwegian Krone	3,150,000	560,498	Citibank N.A.	4/12/2012	(7,545)

Norwegian Krone	3,150,000	561,197	UBS AG	4/12/2012	(8,244)

Philippine Peso	1,904,310	44,173	Citibank N.A.	6/8/2012	(14)

Pound Sterling	169,000	265,588	Bank of Nova Scotia	6/12/2012	4,598

Pound Sterling	6,322,000	10,011,991	Barclays Bank PLC	6/12/2012	95,207

			Deutsche Bank AG
Pound Sterling	65,000	101,935	London	6/12/2012	1,983

Pound Sterling	3,563,000	5,655,268	JPMorgan Chase Bank	6/12/2012	41,022

Singapore Dollar	18,857	14,899	UBS AG	5/15/2012	102

			Deutsche Bank AG
South African Rand	273,692	32,536	London	7/26/2012	2,562

Swedish Krona	26,261,000	3,913,886	Barclays Bank PLC	5/24/2012	47,587

		$549,519,885			($5,015,359)

Sells

Australian Dollar	528,000	$555,355	JPMorgan Chase Bank	4/2/2012	$8,426

Australian Dollar	3,175,000	3,285,954	Citibank N.A.	4/23/2012	4,590

			Credit Suisse Financial
Australian Dollar	77,122,000	82,343,545	Products	4/23/2012	2,637,928

467

Australian Dollar	498,000	515,461	JPMorgan Chase Bank	4/23/2012	778

Australian Dollar	1,196,000	1,237,812	UBS AG	4/23/2012	1,746

Brazilian Real	1,041,151	555,636	Barclays Capital	4/3/2012	(14,717)

			Morgan Stanley &
Brazilian Real	352,854	201,943	Company, Inc.	6/4/2012	11,061

Canadian Dollar	7,187,000	7,255,602	Barclays Bank PLC	6/21/2012	62,033

Chilean Peso	10,248,800	20,578	Barclays Capital	8/14/2012	(80)

Chinese Yuan Renminbi	12,475,764	1,953,000	Barclays Capital	6/1/2012	(26,521)

Chinese Yuan Renminbi	25,638,904	4,018,000	Citibank N.A.	6/1/2012	(50,107)

			Credit Suisse Financial
Chinese Yuan Renminbi	22,977,830	3,599,000	Products	6/1/2012	(46,876)

			Deutsche Bank AG
Chinese Yuan Renminbi	42,210,493	6,618,000	London	6/1/2012	(79,509)

			Goldman Sachs
Chinese Yuan Renminbi	28,620,680	4,486,000	International	6/1/2012	(55,223)

Chinese Yuan Renminbi	7,358,446	1,153,000	HSBC Bank USA	6/1/2012	(14,559)

			Morgan Stanley &
Chinese Yuan Renminbi	23,446,500	3,675,000	Company, Inc.	6/1/2012	(45,240)

Chinese Yuan Renminbi	64,457,045	10,103,000	UBS AG	6/1/2012	(124,354)

Chinese Yuan Renminbi	16,666,000	2,600,000	JPMorgan Chase Bank	10/15/2012	(42,461)

Chinese Yuan Renminbi	4,560,703	723,347	Barclays Capital	2/1/2013	261

			Deutsche Bank AG
Chinese Yuan Renminbi	61,840,506	9,646,000	London	2/1/2013	(158,632)

			Deutsche Bank AG
Euro	1,653,500	2,206,962	London	4/4/2012	1,680

Euro	2,240,000	2,977,122	HSBC Bank USA	4/4/2012	(10,378)

Euro	52,987,000	70,017,181	Citibank N.A.	4/16/2012	(655,466)

Euro	1,541,000	2,032,339	UBS AG	4/16/2012	(23,006)

Euro	5,104,000	6,819,199	Citibank N.A.	5/23/2012	10,395

Euro	18,198,000	24,668,117	JPMorgan Chase Bank	5/23/2012	391,741

Euro	1,873,000	2,454,331	Bank of Nova Scotia	6/14/2012	(44,574)

Euro	2,224,000	2,965,611	Barclays Bank PLC	6/14/2012	(1,588)

Euro	7,027,000	9,378,270	Citibank N.A.	6/14/2012	3,043

			Deutsche Bank AG
Euro	18,662,000	24,768,674	London	6/14/2012	(129,645)

468

Euro	1,908,000	2,541,792	JPMorgan Chase Bank	6/14/2012	(3,808)

Euro	1,552,000	2,070,488	UBS AG	6/14/2012	(147)

			Deutsche Bank AG
Indian Rupee	65,816,370	1,359,000	London	7/12/2012	92,711

Indonesian Rupiah	123,660,000	13,127	UBS AG	7/2/2012	(273)

Japanese Yen	429,834,000	5,195,009	Citibank N.A.	4/4/2012	1,852

Japanese Yen	194,447,000	2,390,443	Bank of Nova Scotia	4/13/2012	41,000

Japanese Yen	24,010,000	287,915	Barclays Bank PLC	4/13/2012	(2,190)

Japanese Yen	1,182,000	14,531	Citibank N.A.	4/13/2012	250

Japanese Yen	1,289,824,716	16,173,249	Barclays Bank PLC	5/29/2012	582,171

Japanese Yen	10,175,284	127,588	UBS AG	5/29/2012	4,592

Malaysian Ringgit	5,420,315	1,765,000	Citibank N.A.	4/23/2012	(1,822)

Mexican Peso	218,848,820	16,925,008	HSBC Bank USA	6/15/2012	(65,191)

Mexican Peso	87,000,000	6,808,577	Barclays Bank PLC	6/28/2012	62,483

			Morgan Stanley &
Mexican Peso	446,000,000	34,680,417	Company, Inc.	8/9/2012	226,026

Mexican Peso	130,000,000	10,024,676	UBS AG	8/23/2012	(5,667)

Mexican Peso	138,998,110	10,790,941	Citibank N.A.	9/20/2012	92,788

Mexican Peso	40,300,000	3,132,287	HSBC Bank USA	9/20/2012	30,550

			Deutsche Bank AG
New Zealand Dollar	1,418,000	1,155,755	London	5/17/2012	(1,783)

New Zealand Dollar	1,906,000	1,565,592	JPMorgan Chase Bank	5/17/2012	9,691

New Zealand Dollar	37,960,000	31,043,688	Westpac Banking Corp	5/17/2012	56,279

Pound Sterling	10,501,000	16,565,012	Citibank N.A.	6/12/2012	(223,296)

Pound Sterling	27,044,000	42,597,837	JPMorgan Chase Bank	6/12/2012	(638,333)

Pound Sterling	5,804,000	9,147,208	UBS AG	6/12/2012	(131,845)

South Korean Won	28,982,912	25,708	UBS AG	7/12/2012	170

Taiwan Dollar	36,935	1,223	Barclays Capital	4/9/2012	(29)

		$509,236,110			$1,736,925

Heritage Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.3 million to $1.4 million, as measured at each quarter end.

469

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Trust	Sells

	Euro	611,285	$813,382	UBS AG	4/30/2012	($1,836)

	Pound Sterling	339,459	539,248	Credit Suisse Securities	4/30/2012	(3,317)

			$1,352,630			($5,153)

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $6.6 million to $7.0 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

High Yield Trust	Buys

	Euro	277,409	$368,761	Barclays Bank PLC	5/16/2012	$1,293

	Euro	1,065,619	1,390,154	Citibank N.A.	5/16/2012	31,343

			$1,758,915			$32,636

	Sells

	Brazilian Real	1,370,000	$766,863	Citibank N.A.	4/16/2012	$18,459

	Euro	330,690	438,468	JPMorgan Chase Bank	4/16/2012	(2,597)

	Euro	2,040,538	2,691,558	Citibank N.A.	5/16/2012	(30,445)

	Euro	988,476	1,298,788	UBS AG London	5/16/2012	(19,802)

			$5,195,677			($34,385)

International Core Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $121.3 million to $121.7 million, as measured at each quarter end.

470

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

International Core Trust	Buys

	Hong Kong Dollar	22,452,903	$2,895,710	Barclays Bank PLC	4/20/2012	($3,678)

				Brown Brothers
	Hong Kong Dollar	36,072,538	4,651,790	Harriman & Company	4/20/2012	(5,489)

	Hong Kong Dollar	16,119,640	2,079,067	JPMorgan Chase Bank	4/20/2012	(2,787)

				Morgan Stanley &
	Hong Kong Dollar	28,717,903	3,704,068	Company, Inc.	4/20/2012	(5,077)

				State Street Bank &
	Hong Kong Dollar	27,382,382	3,531,384	Trust Company	4/20/2012	(4,413)

	Pound Sterling	1,283,988	2,029,841	Bank of America N.A.	4/20/2012	22,517

				Brown Brothers
	Pound Sterling	972,372	1,536,153	Harriman & Company	4/20/2012	18,111

				Deutsche Bank AG
	Pound Sterling	4,213,301	6,648,589	London	4/20/2012	86,058

	Pound Sterling	7,075,397	11,168,727	Mellon Bank N.A.	4/20/2012	140,767

				Morgan Stanley &
	Pound Sterling	2,446,000	3,864,988	Company, Inc.	4/20/2012	44,760

				State Street Bank &
	Pound Sterling	2,053,513	3,240,353	Trust Company	4/20/2012	42,034

	Singapore Dollar	12,098,412	9,630,117	Bank of America N.A.	4/20/2012	(7,879)

	Singapore Dollar	3,633,545	2,882,811	Mellon Bank N.A.	4/20/2012	7,058

				State Street Bank &
	Singapore Dollar	2,720,643	2,164,325	Trust Company	4/20/2012	(514)

				The Royal Bank of
	Singapore Dollar	3,172,496	2,526,782	Scotland PLC	4/20/2012	(3,599)

	Swedish Krona	8,366,112	1,252,051	Bank of America N.A.	4/20/2012	11,165

			$63,806,756			$339,034

	Sells

	Australian Dollar	2,746,556	$2,911,899	Bank of America N.A.	4/20/2012	$69,878

471

Canadian Dollar	4,410,139	4,421,020	Bank of America N.A.	4/20/2012	8,277

			Brown Brothers
Canadian Dollar	5,231,941	5,243,477	Harriman & Company	4/20/2012	8,447

			Deutsche Bank AG
Canadian Dollar	3,483,809	3,492,540	London	4/20/2012	6,675

Canadian Dollar	3,145,812	3,155,056	Mellon Bank N.A.	4/20/2012	7,387

			The Royal Bank of
Canadian Dollar	2,623,189	2,629,945	Scotland PLC	4/20/2012	5,208

			State Street Bank &
Danish Krone	4,137,435	736,133	Trust Company	4/20/2012	(5,357)

			The Royal Bank of
Danish Krone	4,370,334	778,563	Scotland PLC	4/20/2012	(4,666)

Euro	339,418	448,789	Bank of America N.A.	4/20/2012	(3,843)

			Brown Brothers
Euro	3,031,639	4,009,161	Harriman & Company	4/20/2012	(33,690)

Euro	2,606,757	3,459,237	JPMorgan Chase Bank	4/20/2012	(17,011)

			Morgan Stanley &
Euro	4,072,336	5,404,979	Company, Inc.	4/20/2012	(25,695)

Japanese Yen	84,701,050	1,063,616	Bank of America N.A.	4/20/2012	35,732

Japanese Yen	920,159,782	11,556,181	JPMorgan Chase Bank	4/20/2012	389,648

			State Street Bank &
Japanese Yen	303,914,000	3,814,325	Trust Company	4/20/2012	126,199

			Brown Brothers
New Zealand Dollar	1,963,536	1,633,524	Harriman & Company	4/20/2012	25,262

			The Royal Bank of
New Zealand Dollar	2,038,511	1,696,624	Scotland PLC	4/20/2012	26,952

Swiss Franc	304,242	334,086	JPMorgan Chase Bank	4/20/2012	(3,032)

			Morgan Stanley &
Swiss Franc	615,650	675,986	Company, Inc.	4/20/2012	(6,190)

		$57,465,141			$610,181

International Equity Index Trust A

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $12.5 million to $12.8 million, as measured at each quarter end.

472

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

International Equity
Index Trust A	Buys

				The Royal Bank of
	Australian Dollar	700,000	$725,760	Scotland PLC	4/27/2012	($2,002)

				The Royal Bank of
	Canadian Dollar	750,000	740,741	Scotland PLC	4/27/2012	9,597

	Euro	2,400,000	3,121,368	Bank of America N.A.	4/27/2012	79,259

				The Royal Bank of
	Hong Kong Dollar	5,000,000	644,463	Scotland PLC	4/27/2012	(422)

				The Royal Bank of
	Japanese Yen	325,000,000	4,185,986	Scotland PLC	4/27/2012	(241,743)

	Pound Sterling	1,200,000	1,870,500	Bank of America N.A.	4/27/2012	47,523

	Swedish Krona	8,000,000	1,177,423	Bank of America N.A.	4/27/2012	30,166

			$12,466,241			($77,622)

International Equity Index Trust B

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $10.2 million to $10.5 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

International Equity
Index Trust B	Buys

				The Royal Bank of
	Australian Dollar	800,000	$829,440	Scotland PLC	4/27/2012	($2,288)

				The Royal Bank of
	Canadian Dollar	1,000,000	987,654	Scotland PLC	4/27/2012	12,796

	Euro	2,000,000	2,601,140	Bank of America N.A.	4/27/2012	66,049

				The Royal Bank of
	Hong Kong Dollar	3,500,000	451,124	Scotland PLC	4/27/2012	(296)

473

			The Royal Bank of
Japanese Yen	280,000,000	3,606,388	Scotland PLC	4/27/2012	(208,270)

Pound Sterling	800,000	1,247,000	Bank of America N.A.	4/27/2012	31,682

Swedish Krona	3,500,000	515,123	Bank of America N.A.	4/27/2012	13,198

		$10,237,869			($87,129)

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $9.3 million to $26.1 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Investment Quality Bond
Trust	Buys

	Brazilian Real	4,623,000	$2,539,412	Royal Bank of Canada	4/3/2012	($1,255)

	Mexican Peso	9,680,000	757,790	Royal Bank of Canada	6/20/2012	(7,746)

			$3,297,202			($9,001)

	Sells

	Brazilian Real	4,623,000	$2,684,357	Royal Bank of Canada	4/3/2012	$146,200

	Brazilian Real	4,623,000	2,523,059	Royal Bank of Canada	5/3/2012	2,545

				Morgan Stanley &
	Mexican Peso	9,680,000	748,872	Company, Inc.	6/20/2012	(1,171)

			$5,956,288			$147,574

Mutual Shares Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $86.5 million to $126.0 million, as measured at each quarter end.

474

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares Trust	Buys

	Euro	150,087	$199,397	Bank of America N.A.	7/17/2012	$884

	Euro	498,878	658,791	Barclays Bank PLC	7/17/2012	6,926

				Deutsche Bank AG
	Euro	854,881	1,133,435	London	7/17/2012	7,344

	Japanese Yen	4,704,166	57,744	Bank of America N.A.	4/20/2012	(901)

	Japanese Yen	3,194,194	38,576	Barclays Bank PLC	4/20/2012	20

				Deutsche Bank AG
	Norwegian Krone	408,830	69,303	London	6/19/2012	2,282

				State Street Bank &
	Norwegian Krone	1,767,774	298,283	Trust Company	6/19/2012	11,248

				Deutsche Bank AG
	Swiss Franc	86,000	95,673	London	8/10/2012	(233)

			$2,551,202			$27,570

	Sells

	Euro	453,544	$594,838	Barclays Bank PLC	7/17/2012	($10,385)

				Deutsche Bank AG
	Euro	111,796	146,385	London	7/17/2012	(2,798)

	Euro	111,796	146,675	HSBC Bank USA	7/17/2012	(2,509)

				State Street Bank &
	Euro	27,282,934	35,761,924	Trust Company	7/17/2012	(645,236)

	Japanese Yen	66,366,595	858,775	Bank of America N.A.	4/20/2012	56,840

				Deutsche Bank AG
	Japanese Yen	11,679,817	146,792	London	4/20/2012	5,661

	Japanese Yen	2,273,032	27,281	HSBC Bank USA	4/20/2012	(185)

				Deutsche Bank AG
	Norwegian Krone	2,395,530	397,729	London	6/19/2012	(21,720)

				State Street Bank &
	Norwegian Krone	138,800	23,166	Trust Company	6/19/2012	(1,138)

	Pound Sterling	597,511	940,535	Bank of America N.A.	5/21/2012	(14,872)

475

Pound Sterling	13,513,178	21,368,757	Barclays Bank PLC	5/21/2012	(238,541)

			Deutsche Bank AG
Pound Sterling	67,382	105,849	London	5/21/2012	(1,893)

Pound Sterling	12,913,674	20,415,869	HSBC Bank USA	5/21/2012	(232,835)

Swiss Franc	1,310,995	1,438,598	Bank of America N.A.	8/10/2012	(16,293)

			Deutsche Bank AG
Swiss Franc	1,411,723	1,549,194	London	8/10/2012	(17,481)

		$83,922,367			($1,143,385)

New Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $250.6 million to $293.5 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

New Income Trust	Buys

	Brazilian Real	7,120,000	$3,845,946	Barclays Bank PLC	6/4/2012	$5,721

	Brazilian Real	6,315,000	3,413,883	Citibank N.A.	6/4/2012	2,308

	Canadian Dollar	14,115,000	13,960,320	Royal Bank of Canada	4/20/2012	185,830

				State Street Bank
	Canadian Dollar	14,590,000	14,544,621	London	6/8/2012	63,039

				Standard Chartered
	Chinese Yuan Renminbi	44,735,000	7,110,952	Bank	5/17/2012	(10,910)

				Deutsche Bank AG
	Chinese Yuan Renminbi	97,335,000	15,251,488	London	6/25/2012	188,831

	Chinese Yuan Renminbi	79,300,000	12,464,634	Credit Suisse London	9/28/2012	109,275

	Euro	5,635,000	7,560,705	Barclays Bank PLC	5/21/2012	(43,620)

				Morgan Stanley &
	Malaysian Ringgit	33,045,000	10,762,441	Company, Inc.	6/18/2012	(28,210)

				Standard Chartered
	Malaysian Ringgit	11,430,000	3,679,382	Bank	6/18/2012	33,503

	Mexican Peso	54,045,000	4,231,953	UBS AG London	5/2/2012	(19,259)

	Norwegian Krone	33,250,000	5,851,864	Credit Suisse Securities	5/7/2012	(20,642)

476

Norwegian Krone	47,080,000	8,069,312	JPMorgan Chase Bank	5/7/2012	187,347

			Deutsche Bank AG
Russian Ruble	215,410,000	7,053,373	London	5/17/2012	246,235

			The Royal Bank of
South Korean Won	12,033,070,000	10,682,768	Scotland PLC	5/7/2012	(65,275)

		$128,483,642			$834,173

Sells

			State Street Bank
Australian Dollar	6,705,000	$6,913,693	London	4/23/2012	($15,927)

Australian Dollar	10,645,000	11,054,988	Citibank N.A.	6/12/2012	113,868

			The Royal Bank of
Brazilian Real	36,425,000	20,859,581	Scotland PLC	6/4/2012	1,154,947

			Standard Chartered
Chinese Yuan Renminbi	97,335,000	15,188,422	Bank	6/25/2012	(251,898)

			Standard Chartered
Chinese Yuan Renminbi	79,300,000	12,361,653	Bank	9/28/2012	(212,256)

Euro	31,970,000	42,284,827	Deutsche Bank AG	5/21/2012	(363,122)

			Standard Chartered
Japanese Yen	572,155,000	7,310,390	Bank	5/2/2012	396,113

Japanese Yen	538,910,000	7,076,349	UBS AG London	5/2/2012	563,825

Japanese Yen	671,565,000	8,121,232	UBS AG London	6/15/2012	1,967

			The Royal Bank of
Mexican Peso	42,075,000	3,310,125	Scotland PLC	5/2/2012	30,468

Mexican Peso	210,265,000	16,504,317	UBS AG London	5/2/2012	114,604

			Morgan Stanley &
Pound Sterling	4,525,000	6,990,220	Company, Inc.	4/23/2012	(246,556)

Pound Sterling	4,430,000	7,012,433	Barclays Bank PLC	5/31/2012	(70,552)

		$164,988,230			$1,215,481

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $31.2 million to $38.6 million, as measured at each quarter end.

477

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Real Return Bond Trust	Buys

	Australian Dollar	160,000	$167,676	Barclays Bank PLC	4/23/2012	($2,316)

				Deutsche Bank AG
	Australian Dollar	301,000	310,345	London	4/23/2012	739

	Australian Dollar	203,000	210,097	UBS AG	4/23/2012	(296)

				Morgan Stanley &
	Brazilian Real	64,072	37,143	Company, Inc.	4/3/2012	(2,044)

	Chinese Yuan Renminbi	6,478,944	1,017,742	Citibank N.A.	6/1/2012	10,268

	Euro	707,000	929,154	Barclays Bank PLC	5/17/2012	13,963

	Euro	195,000	259,729	JPMorgan Chase Bank	5/17/2012	395

	Indian Rupee	56,690,010	1,219,665	JPMorgan Chase Bank	7/12/2012	(128,964)

	Malaysian Ringgit	104,618	33,802	Citibank N.A.	4/23/2012	299

	Malaysian Ringgit	1,433,203	472,536	JPMorgan Chase Bank	4/23/2012	(5,366)

	Mexican Peso	44,743	3,483	HSBC Bank USA	6/15/2012	(9)

	Pound Sterling	199,000	312,941	Barclays Bank PLC	6/12/2012	5,207

	Singapore Dollar	72	57	UBS AG	5/15/2012	-

	South Korean Won	354,907	315	UBS AG	7/12/2012	(2)

			$4,974,685			($108,126)

	Sells

	Australian Dollar	5,305,000	$5,658,923	Barclays Bank PLC	4/23/2012	$176,203

	Brazilian Real	64,072	36,848	JPMorgan Chase Bank	4/3/2012	1,749

				Morgan Stanley &
	Brazilian Real	64,072	36,669	Company, Inc.	6/4/2012	2,008

	Canadian Dollar	467,000	471,458	Barclays Bank PLC	6/21/2012	4,031

	Chinese Yuan Renminbi	3,977,870	630,000	Barclays Capital	6/1/2012	(1,166)

				Deutsche Bank AG
	Chinese Yuan Renminbi	823,940	130,000	London	6/1/2012	(734)

	Chinese Yuan Renminbi	1,641,900	260,000	HSBC Bank USA	6/1/2012	(519)

	Euro	4,000	5,241	Bank of Nova Scotia	5/17/2012	(95)

	Euro	6,264,000	8,294,945	Barclays Bank PLC	5/17/2012	(61,044)

478

Euro	7,000	9,156	Royal Bank of Canada	5/17/2012	(182)

Indian Rupee	24,921,000	480,000	Barclays Capital	7/12/2012	527

			Deutsche Bank AG
Indian Rupee	3,409,193	61,560	London	7/12/2012	(4,032)

			Goldman Sachs
Indian Rupee	2,509,650	45,000	International	7/12/2012	(3,285)

Indian Rupee	4,688,650	85,000	HSBC Bank USA	7/12/2012	(5,208)

Indian Rupee	21,161,423	408,076	JPMorgan Chase Bank	7/12/2012	936

Japanese Yen	230,299,498	3,023,811	Barclays Bank PLC	5/7/2012	240,611

			Deutsche Bank AG
Japanese Yen	265,742,536	3,490,559	London	5/7/2012	279,025

Japanese Yen	63,957,966	840,203	JPMorgan Chase Bank	5/7/2012	67,263

Japanese Yen	15,210,000	185,102	Barclays Bank PLC	6/7/2012	1,230

Malaysian Ringgit	354,277	110,750	Barclays Capital	4/23/2012	(4,731)

			Deutsche Bank AG
Malaysian Ringgit	438,255	137,000	London	4/23/2012	(5,855)

Malaysian Ringgit	137,643	43,000	HSBC Bank USA	4/23/2012	(1,867)

Malaysian Ringgit	607,630	190,000	JPMorgan Chase Bank	4/23/2012	(8,065)

Pound Sterling	68,000	107,508	JPMorgan Chase Bank	6/12/2012	(1,206)

Pound Strling	950,000	1,497,217	UBS AG	6/12/2012	(21,580)

		$26,238,026			$654,014

Strategic Allocation Trust

The Portfolio used forward foreign currency exchange contracts to gain exposure to foreign currency. During the period ended March 31, 2012, the Portfolio held foreign forward currency contracts with USD notional absolute values ranging from approximately $11.3 million to $11.9 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Strategic Allocation Trust	Buys

	Euro	3,070,687	$4,064,607	Bank of Montreal	6/18/2012	$31,662

	Japanese Yen	265,615,200	3,173,723	Bank of Montreal	6/18/2012	51,398

479

Pound Sterling	2,590,298	4,108,273	Bank of Montreal	6/18/2012	30,459

		$11,346,603			$113,519

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, to gain exposure to foreign currency and as a Substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $194.0 million to $1.0 billion, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Strategic Income
Opportunities Trust	Buys

	Australian Dollar	5,955,000	$6,181,291	UBS AG	6/18/2012	($59,062)

	Canadian Dollar	1,012,586	1,010,000	Royal Bank of Canada	6/18/2012	1,934

	Euro	9,169,769	12,137,839	Bank of Montreal	6/18/2012	94,549

	Pound Sterling	5,099,090	8,088,432	Bank of Montreal	6/18/2012	58,803

	Singapore Dollar	11,257,008	8,910,000	HSBC Bank USA	6/18/2012	44,392

			$36,327,562			$140,616

	Sells

	Australian Dollar	22,601,689	$23,496,716	Bank of Montreal	6/18/2012	$260,326

	Canadian Dollar	3,135,628	3,155,094	Bank of Nova Scotia	6/18/2012	21,484

	Canadian Dollar	2,488,647	2,500,000	Royal Bank of Canada	6/18/2012	12,954

				Toronto Dominion
	Japanese Yen	243,470,975	2,965,000	Bank	6/18/2012	8,756

	New Zealand Dollar	36,311,750	29,564,971	UBS AG	6/18/2012	(55,654)

	Norwegian Krone	43,356,558	7,503,471	Citibank N.A.	6/18/2012	(77,256)

	Singapore Dollar	13,105,421	10,415,000	HSBC Bank USA	6/18/2012	(9,713)

				State Street Bank &
	Singapore Dollar	55,810,771	44,191,325	Trust Company	6/18/2012	(203,378)

	Swedish Krona	50,309,010	7,442,767	Bank of Nova Scotia	6/18/2012	(136,261)

	Swiss Franc	24,112,777	26,471,086	UBS AG	6/18/2012	(266,931)

			$157,705,430			($445,673)

480

Total Return Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $950.9 million to $1.6 billion, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Total Return Trust	Buys

				Deutsche Bank AG
	Australian Dollar	1,007,000	$1,048,911	London	4/23/2012	($8,176)

				Morgan Stanley &
	Brazilian Real	24,963,555	14,471,626	Company, Inc.	4/3/2012	(796,338)

	Chinese Yuan Renminbi	36,474,500	5,700,000	Barclays Capital	6/1/2012	87,383

	Chinese Yuan Renminbi	13,402,690	2,100,000	Citibank N.A.	6/1/2012	26,595

				Deutsche Bank AG
	Chinese Yuan Renminbi	10,846,000	1,717,906	London	6/1/2012	3,021

	Chinese Yuan Renminbi	54,291,700	8,500,000	HSBC Bank USA	6/1/2012	114,426

	Chinese Yuan Renminbi	79,927,100	12,500,000	JPMorgan Chase Bank	6/1/2012	181,976

				Morgan Stanley &
	Chinese Yuan Renminbi	7,013,650	1,100,000	Company, Inc.	6/1/2012	12,851

				The Royal Bank of
	Chinese Yuan Renminbi	3,846,600	600,000	Scotland PLC	6/1/2012	10,337

	Chinese Yuan Renminbi	85,222,925	13,400,884	Citibank N.A.	10/15/2012	111,550

	Chinese Yuan Renminbi	14,519,900	2,300,000	Citibank N.A.	2/1/2013	2,088

				Goldman Sachs
	Chinese Yuan Renminbi	7,572,000	1,200,000	International	2/1/2013	519

	Euro	2,174,000	2,888,715	HSBC Bank USA	4/3/2012	10,748

	Euro	2,300,000	3,053,285	Barclays Bank PLC	4/5/2012	14,251

	Euro	1,903,000	2,513,682	Barclays Bank PLC	4/16/2012	24,488

				Deutsche Bank AG
	Euro	8,884,000	11,662,376	London	4/16/2012	186,867

	Euro	1,947,000	2,567,582	JPMorgan Chase Bank	4/16/2012	29,275

	Euro	14,233,000	18,650,553	Bank of Nova Scotia	6/14/2012	338,718

481

Euro	544,000	720,490	Barclays Bank PLC	6/14/2012	5,300

Euro	1,789,000	2,385,592	Citibank N.A.	6/14/2012	1,242

			Deutsche Bank AG
Euro	11,535,000	15,184,439	London	6/14/2012	205,236

Euro	13,200,000	17,463,471	JPMorgan Chase Bank	6/14/2012	147,600

			Morgan Stanley &
Euro	5,900,000	7,812,308	Company, Inc.	6/14/2012	59,307

Indian Rupee	559,358,000	12,034,380	JPMorgan Chase Bank	7/12/2012	(1,272,481)

Indonesian Rupiah	93,416,320,000	10,339,382	HSBC Bank USA	7/2/2012	(216,168)

Japanese Yen	151,250,000	1,900,090	Barclays Bank PLC	4/27/2012	(72,368)

Japanese Yen	1,200,000,000	15,130,577	Citibank N.A.	4/27/2012	(629,640)

			Deutsche Bank AG
Japanese Yen	600,000,000	7,538,778	London	4/27/2012	(288,309)

Japanese Yen	1,053,750,000	13,291,606	JPMorgan Chase Bank	4/27/2012	(557,971)

Japanese Yen	605,000,000	7,603,129	UBS AG	4/27/2012	(292,240)

Japanese Yen	965,000,000	12,287,828	Barclays Bank PLC	5/14/2012	(624,872)

			Deutsche Bank AG
Japanese Yen	965,000,000	12,289,236	London	5/14/2012	(626,280)

Japanese Yen	1,170,000,000	14,917,191	UBS AG	5/14/2012	(776,611)

Japanese Yen	13,180,000	158,186	Barclays Bank PLC	6/7/2012	1,145

Malaysian Ringgit	20,884,282	6,873,221	UBS AG	4/23/2012	(65,719)

Mexican Peso	407,300	31,536	HSBC Bank USA	6/15/2012	85

Mexican Peso	439,541	34,466	JPMorgan Chase Bank	6/15/2012	(342)

Mexican Peso	120,808	9,386	UBS AG	6/15/2012	(7)

Pound Sterling	3,200,000	5,069,450	Citibank N.A.	4/3/2012	48,953

			Deutsche Bank AG
Pound Sterling	13,655,000	21,629,520	London	4/3/2012	211,666

Pound Sterling	179,000	281,421	Royal Bank of Canada	4/3/2012	4,890

Pound Sterling	2,200,000	3,519,401	Citibank N.A.	5/2/2012	(1,179)

			Deutsche Bank AG
Pound Sterling	5,200,000	8,275,228	London	5/2/2012	40,568

Pound Sterling	2,200,000	3,493,305	JPMorgan Chase Bank	5/2/2012	24,916

		$306,249,137			($4,322,700)

Sells

482

Australian Dollar	7,099,000	$7,572,610	Barclays Bank PLC	4/23/2012	$235,791

Brazilian Real	24,963,555	14,356,772	JPMorgan Chase Bank	4/3/2012	681,484

			Morgan Stanley &
Brazilian Real	24,963,555	14,286,931	Company, Inc.	6/4/2012	782,533

Canadian Dollar	128,162,000	129,385,338	Barclays Bank PLC	6/21/2012	1,106,206

Chinese Yuan Renminbi	13,412,990	2,107,266	Barclays Capital	6/1/2012	(20,964)

			Credit Suisse Financial
Chinese Yuan Renminbi	22,030,750	3,500,000	Products	6/1/2012	4,397

			Deutsche Bank AG
Chinese Yuan Renminbi	5,036,400	800,000	London	6/1/2012	878

Chinese Yuan Renminbi	40,441,500	6,400,000	HSBC Bank USA	6/1/2012	(16,824)

Chinese Yuan Renminbi	20,967,900	3,300,000	JPMorgan Chase Bank	6/1/2012	(26,962)

			Morgan Stanley &
Chinese Yuan Renminbi	50,945,100	8,100,000	Company, Inc.	6/1/2012	16,577

Chinese Yuan Renminbi	52,967,600	8,400,000	UBS AG	6/1/2012	(4,332)

Chinese Yuan Renminbi	85,222,925	13,497,454	UBS AG	10/15/2012	(14,980)

Chinese Yuan Renminbi	3,792,000	600,856	Barclays Capital	2/1/2013	(355)

			Credit Suisse Financial
Chinese Yuan Renminbi	4,406,500	700,000	Products	2/1/2013	1,362

Chinese Yuan Renminbi	13,893,400	2,200,000	UBS AG	2/1/2013	(2,758)

			Deutsche Bank AG
Euro	2,174,000	2,885,115	London	4/3/2012	(14,348)

Euro	1,211,000	1,586,854	Barclays Bank PLC	4/16/2012	(28,345)

Euro	175,720,000	227,329,422	Citibank N.A.	4/16/2012	(7,041,225)

Euro	2,716,000	3,450,298	Royal Bank of Canada	4/16/2012	(172,231)

			Morgan Stanley &
Euro	1,000	1,316	Company, Inc.	6/14/2012	(18)

			Deutsche Bank AG
Indian Rupee	96,748,000	1,900,000	London	7/12/2012	38,594

Indian Rupee	462,610,000	9,070,795	JPMorgan Chase Bank	7/12/2012	170,302

Indonesian Rupiah	5,517,000,000	591,635	Barclays Capital	7/2/2012	(6,223)

			Goldman Sachs
Indonesian Rupiah	507,810,000	54,574	International	7/2/2012	(456)

Indonesian Rupiah	35,258,000,000	3,786,988	HSBC Bank USA	7/2/2012	(33,803)

Indonesian Rupiah	52,133,510,000	5,534,343	UBS AG	7/2/2012	(115,191)

483

Japanese Yen	879,074,291	11,316,975	Barclays Bank PLC	4/27/2012	694,140

Japanese Yen	1,172,099,055	15,087,454	Citibank N.A.	4/27/2012	923,675

			Deutsche Bank AG
Japanese Yen	1,172,099,055	15,087,260	London	4/27/2012	923,481

Japanese Yen	586,049,527	7,544,407	JPMorgan Chase Bank	4/27/2012	462,517

Japanese Yen	890,678,072	11,465,030	UBS AG	4/27/2012	701,974

Japanese Yen	3,100,000,000	40,332,024	UBS AG	5/14/2012	2,865,532

Malaysian Ringgit	20,884,282	6,747,749	Citibank N.A.	4/23/2012	(59,754)

			Morgan Stanley &
Mexican Peso	27,788,256	2,166,590	Company, Inc.	6/15/2012	9,266

Mexican Peso	195,700,000	15,097,979	JPMorgan Chase Bank	6/28/2012	(76,856)

			Deutsche Bank AG
Pound Sterling	3,200,000	5,093,408	London	4/3/2012	(24,995)

			Goldman Sachs
Pound Sterling	13,834,000	21,679,884	International	4/3/2012	(447,612)

			Deutsche Bank AG
Pound Sterling	13,655,000	21,625,697	London	5/2/2012	(211,265)

		$644,643,024			$1,299,212

Utilities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended March 31, 2012, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $29.0 million to $48.0 million, as measured at each quarter end.

		Principal
		Amount				Unrealized
		Covered by	Principal Amount Covered		Settlement	Appreciation
Portfolio	Currency	Contract	by Contract (USD)	Counterparty	Date	(Depreciation)

Utilities Trust	Buys

				Deutsche Bank AG
	Brazilian Real	6,339,820	$3,454,943	London	4/3/2012	$25,797

	Brazilian Real	6,339,820	3,479,403	JPMorgan Chase Bank	4/3/2012	1,337

	Brazilian Real	1,435,000	772,752	JPMorgan Chase Bank	6/4/2012	5,047

	Euro	48,342	63,258	Barclays Bank PLC	4/12/2012	1,206

	Euro	257,881	337,206	Citibank N.A.	4/12/2012	6,680

484

Euro	155,438	201,418	Credit Suisse London	4/12/2012	5,860

			Deutsche Bank AG
Euro	640,411	845,972	London	4/12/2012	8,020

			Goldman Sachs
Euro	24,906	31,797	International	4/12/2012	1,415

Euro	134,202	175,787	JPMorgan Chase Bank	4/12/2012	3,173

			Merrill Lynch
Euro	14,757	18,891	International	4/12/2012	787

Euro	210,179	277,080	UBS AG	4/12/2012	3,195

Pound Sterling	467,819	742,832	Barclays Bank PLC	4/12/2012	4,981

Pound Sterling	205,295	325,656	Citibank N.A.	4/12/2012	2,509

Pound Sterling	50,901	80,163	Credit Suisse London	4/12/2012	1,203

			Deutsche Bank AG
Pound Sterling	39,620	62,120	London	4/12/2012	1,213

Pound Sterling	101,944	161,285	JPMorgan Chase Bank	4/12/2012	1,674

		$11,030,563			$74,097

Sells

			Deutsche Bank AG
Brazilian Real	6,339,820	$3,479,403	London	4/3/2012	($1,337)

Brazilian Real	6,339,820	3,586,480	JPMorgan Chase Bank	4/3/2012	105,739

			Deutsche Bank AG
Brazilian Real	6,339,820	3,411,073	London	6/4/2012	(25,237)

Euro	324,846	413,399	Barclays Bank PLC	4/12/2012	(19,784)

Euro	563,115	743,830	Citibank N.A.	4/12/2012	(7,087)

Euro	1,257,331	1,613,248	Credit Suisse London	4/12/2012	(63,409)

			Deutsche Bank AG
Euro	862,940	1,104,170	London	4/12/2012	(46,564)

			Goldman Sachs
Euro	25,739	33,928	International	4/12/2012	(395)

Euro	258,641	329,393	HSBC Bank USA	4/12/2012	(15,506)

Euro	774,737	993,886	JPMorgan Chase Bank	4/12/2012	(39,230)

			Merrill Lynch
Euro	578,927	737,099	International	4/12/2012	(34,902)

Euro	190,203	253,796	UBS AG	4/12/2012	159

Euro	8,590,365	11,270,387	UBS AG	6/15/2012	(188,843)

485

Pound Sterling	2,903,371	4,487,472	Barclays Bank PLC	4/12/2012	(153,589)

Pound Sterling	39,978	62,716	Citibank N.A.	4/12/2012	(1,189)

Pound Sterling	75,948	116,277	Credit Suisse London	4/12/2012	(5,126)

			Deutsche Bank AG
Pound Sterling	2,662,284	4,111,019	London	4/12/2012	(144,663)

			Goldman Sachs
Pound Sterling	32,346	51,191	International	4/12/2012	(515)

Pound Sterling	17,101	26,799	HSBC Bank USA	4/12/2012	(537)

Pound Sterling	76,776	122,754	UBS AG	7/13/2012	103

		$36,948,320			($641,912)

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2012, the Portfolios used purchased options for the following reasons: Global Bond Trust, Real Return Bond Trust and Total Return Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. Health Sciences Trust used purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Trust used purchased options to manage against potential credit events. Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. The following table summarizes the approximate range of markets values of purchased options held by the Portfolios during the period ended March 31, 2012, as measured at each quarter end.

Portfolio	Market Value Range

Global Bond Trust	$9,500 to $157,300

Health Sciences Trust	up to $3,600

High Yield Trust	up to $457,000

Real Return Bond Trust	up to $18,800

Strategic Income Opportunities Trust	$92,500 to $537,500

Total Return Trust	up to $285,700

486

The following tables summarize the Portfolios’ written options activities during the period ended March 31, 2012.

	Number of Contracts	Premium Received

Capital Appreciation Value Trust

Outstanding, beginning of period	6,861	$850,611

Options written	5,882	820,564

Option closed	(762)	(55,681)

Options exercised	(2,448)	(358,126)

Options expired	(2,828)	(334,337)

Outstanding, end of period	6,705	$923,031

Global Bond Trust

Outstanding, beginning of period	260,900,000	$2,012,742

Options written	206,400,000	2,921,609

Option closed	(166,800,000)	(1,322,668)

Options exercised	-	-

Options expired	-	-

Outstanding, end of period	300,500,000	$3,611,683

Health Sciences Trust

Outstanding, beginning of period	5,691	$3,462,463

Options written	2,641	1,491,126

Option closed	(2,178)	(1,394,855)

Options exercised	(401)	(287,394)

Options expired	(2,261)	(1,279,311)

Outstanding, end of period	3,492	$1,992,029

High Yield Trust

Outstanding, beginning of period	-	-

Options written	62,097,400	$1,023,020

Option closed	-	-

Options exercised	-	-

Options expired	(13,426,000)	(143,374)

Outstanding, end of period	48,671,400	$879,646

487

Mutual Shares Trust

Outstanding, beginning of period	14	$28,350

Options written	30	$3,851

Option closed	(14)	(28,350)

Options exercised	-	-

Options expired	(30)	(3,851)

Outstanding, end of period	-	-

Real Return Bond Trust

Outstanding, beginning of period	43,400,000	$261,201

Options written	12,000,000	167,905

Option closed	(25,100,000)	(208,501)

Options exercised	-	-

Options expired	-	-

Outstanding, end of period	30,300,000	$220,605

Total Return Trust

Outstanding, beginning of period	1,625,100,508	$13,459,034

Options written	371,200,000	2,743,261

Option closed	(369,000,508)	(1,852,941)

Options exercised	-	-

Options expired	-	-

Outstanding, end of period	1,627,300,000	$14,349,354

Options on securities

Capital Appreciation Value Trust
The Portfolio used written options to gain exposure to certain securities.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Capital Appreciation
Value Trust	Calls

	Accenture PLC, Class A	$65.00	Jan 2013	28	$8,317	($12,600)

	AT&T, Inc.	32.00	Jan 2013	650	47,136	(52,000)

	AT&T, Inc.	30.00	Jan 2013	541	81,719	(94,675)

488

	Cisco Systems, Inc.	18.00	Apr 2012	624	74,114	(199,056)

	Covidien Ltd.	50.00	Jul 2012	294	54,669	(161,700)

	Dell, Inc.	17.50	Jan 2013	526	67,853	(70,484)

	Express Scripts, Inc.	60.00	Jan 2013	4	1,196	(1,196)

	Ingersoll Rand PLC	40.00	Jan 2013	225	72,150	(114,750)

	JPMorgan Chase & Company	50.00	Jan 2013	429	81,938	(81,939)

	Microsoft Corp.	30.00	Jan 2013	294	43,806	(107,310)

	PepsiCo, Inc.	72.50	Jan 2013	38	6,272	(2,736)

	PepsiCo, Inc.	70.00	Jan 2013	39	9,718	(5,343)

	Pfizer, Inc.	22.50	Jan 2013	2,632	318,775	(357,952)

	Philip Morris International	90.00	Jan 2013	64	8,213	(27,264)

	Philip Morris International	85.00	Jan 2013	63	15,473	(44,730)

	Procter & Gamble Company	70.00	Jan 2013	106	19,098	(17,490)

	Texas Instruments, Inc.	40.00	Jan 2013	148	12,584	(8,880)

				6,705	$923,031	($1,360,105)

Health Sciences Trust
The Portfolio used written options to manage against anticipated changes in securities and to gain exposure to certain securities.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Trust	Calls

	Alexion Pharmaceuticals, Inc.	$85.00	May 2012	38	$10,398	($34,200)

	Alexion Pharmaceuticals, Inc.	80.00	May 2012	25	6,510	(32,250)

	Alexion Pharmaceuticals, Inc.	95.00	May 2012	11	1,816	(3,960)

	Alexion Pharmaceuticals, Inc.	85.00	Aug 2012	24	11,568	(30,720)

	Allergan, Inc.	95.00	Apr 2012	12	2,664	(1,980)

	Allergan, Inc.	100.00	Jul 2012	12	1,524	(2,280)

	Amgen, Inc.	65.00	Apr 2012	26	3,253	(7,852)

	Amgen, Inc.	70.00	Apr 2012	19	1,767	(703)

	Amgen, Inc.	72.50	Apr 2012	36	3,780	(432)

	Amgen, Inc.	75.00	Jul 2012	36	7,524	(2,124)

	Baxter International, Inc.	62.50	May 2012	37	4,699	(2,183)

	Biogen Idec, Inc.	135.00	Jan 2013	23	18,561	(21,689)

	Celgene Corp.	80.00	Apr 2012	5	600	(245)

	Celgene Corp.	85.00	Jan 2013	48	11,137	(18,360)

489

Celgene Corp.	90.00	Jan 2013	48	9,771	(10,848)

Edwards Lifesciences Corp.	95.00	May 2012	42	6,933	(630)

Gilead Sciences, Inc.	55.00	Aug 2012	24	2,788	(4,080)

Henry Schein, Inc.	80.00	Jul 2012	11	2,252	(1,815)

Illumina, Inc.	55.00	Jun 2012	5	2,135	(1,200)

Incyte Corp.	22.50	Sep 2012	44	5,276	(6,600)

Intermune, Inc.	20.00	Apr 2012	70	14,162	(840)

Intuitive Surgical, Inc.	550.00	Jan 2013	5	14,985	(26,500)

McKesson Corp.	95.00	Aug 2012	11	1,837	(1,705)

McKesson Corp.	95.00	Jan 2013	35	7,362	(11,900)

Merck & Company, Inc.	40.00	Jan 2013	49	6,321	(7,007)

Monsanto Company	90.00	Jul 2012	24	4,750	(2,352)

Monsanto Company	90.00	Jan 2013	12	5,424	(4,350)

Regeneron Pharmaceuticals	80.00	May 2012	24	9,795	(90,480)

Regeneron Pharmaceuticals	85.00	May 2012	24	11,288	(79,200)

Regeneron Pharmaceuticals	135.00	Jan 2013	35	39,563	(43,925)

SXC Health Solutions Corp.	95.00	Oct 2012	12	1,524	(2,220)

UnitedHealth Group, Inc.	65.00	Jan 2013	71	10,082	(17,750)

Valeant Pharmaceuticals International, Inc.	55.00	Apr 2012	23	3,582	(2,013)

Vertex Pharmaceuticals, Inc.	40.00	Apr 2012	36	6,923	(7,200)

WellPoint, Inc.	80.00	Jun 2012	12	1,848	(1,356)

Zimmer Holdings, Inc.	65.00	Jan 2013	24	5,268	(10,920)

Zimmer Holdings, Inc.	70.00	Jan 2013	61	9,629	(14,945)

			$1,054	$269,299	($508,814)

Puts

Abbott Laboratories	$62.50	Jan 2013	46	$27,232	($23,575)

Agilent Technologies, Inc.	45.00	Jan 2013	9	8,381	(4,837)

Alexion Pharmaceuticals, Inc.	70.00	May 2012	7	4,477	(123)

Alexion Pharmaceuticals, Inc.	75.00	May 2012	2	944	(82)

Alexion Pharmaceuticals, Inc.	80.00	May 2012	19	8,920	(1,520)

Alexion Pharmaceuticals, Inc.	85.00	May 2012	9	4,988	(1,665)

Alexion Pharmaceuticals, Inc.	80.00	Aug 2012	19	13,338	(6,080)

AMERIGROUP Corp.	60.00	Jun 2012	13	13,286	(2,437)

AMERIGROUP Corp.	70.00	Jan 2013	14	15,480	(14,840)

490

Amylin Pharmaceuticals, Inc.	20.00	Jan 2013	8	6,776	(1,512)

AthenaHealth, Inc.	50.00	Jun 2012	15	11,150	(525)

Baxter International, Inc.	65.00	Jan 2013	19	30,342	(14,867)

Baxter International, Inc.	60.00	Jan 2013	19	18,753	(9,215)

Biogen Idec, Inc.	115.00	Jan 2013	33	47,131	(29,700)

Biogen Idec, Inc.	120.00	Jan 2013	25	45,156	(26,875)

Catalyst Health Solutions Inc.	50.00	Jun 2012	15	11,055	(563)

Cooper Companies, Inc.	55.00	May 2012	25	14,550	(875)

Coventry Health Care, Inc.	35.00	Aug 2012	38	20,786	(8,740)

Covidien PLC	50.00	Jul 2012	10	5,870	(1,075)

CVS Caremark Corp.	45.00	Jan 2013	96	51,915	(36,000)

DaVita, Inc.	60.00	Apr 2012	31	17,327	(465)

DaVita, Inc.	90.00	Jul 2012	2	1,934	(820)

DENTSPLY International, Inc.	40.00	Apr 2012	62	45,108	(3,410)

Edwards Lifesciences Corp.	70.00	Jan 2013	14	12,188	(9,310)

Express Scripts, Inc.	50.00	Jun 2012	15	11,105	(2,610)

Express Scripts, Inc.	55.00	Jan 2013	24	21,053	(14,280)

Express Scripts, Inc.	50.00	Jan 2013	14	9,128	(5,320)

Express Scripts, Inc.	57.50	Jan 2013	23	18,561	(16,445)

Forest Laboratories, Inc.	35.00	Jan 2013	23	10,856	(6,842)

Forest Laboratories, Inc.	40.00	Jan 2013	95	56,239	(58,900)

Gilead Sciences, Inc.	45.00	Aug 2012	4	1,708	(968)

Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(1,770)

Gilead Sciences, Inc.	60.00	Jan 2013	18	17,522	(22,860)

Gilead Sciences, Inc.	55.00	Jan 2013	18	12,096	(15,930)

Human Genome Sciences, Inc.	20.00	Apr 2012	24	20,448	(28,260)

Humana, Inc.	85.00	Jan 2013	24	30,111	(13,920)

Humana, Inc.	97.50	Jan 2013	32	48,233	(37,600)

Idenix Pharmaceuticals, Inc.	12.50	Jul 2012	14	4,858	(5,390)

Intermune, Inc.	20.00	Jan 2013	23	15,607	(16,617)

Intuitive Surgical, Inc.	400.00	Jan 2013	3	11,991	(3,675)

Johnson & Johnson	70.00	Apr 2012	47	37,223	(18,565)

Johnson & Johnson	67.50	Jan 2013	32	21,344	(16,000)

Johnson & Johnson	70.00	Jan 2013	27	22,599	(17,955)

MAXIMUS, Inc.	40.00	Apr 2012	104	47,448	(5,720)

491

Medicis Pharmaceutical Corp.	35.00	Jul 2012	34	13,370	(4,250)

Medtronic, Inc.	40.00	Jan 2013	45	23,040	(18,450)

Merck & Company, Inc.	45.00	Jan 2013	48	40,055	(38,640)

Monsanto Company	80.00	Jul 2012	5	2,760	(2,500)

Monsanto Company	80.00	Jan 2013	16	26,591	(13,960)

Nuance Communications, Inc.	25.00	Apr 2012	15	9,255	(750)

Nuance Communications, Inc.	30.00	Jan 2013	35	21,598	(21,700)

Pfizer, Inc.	25.00	Jan 2013	194	85,746	(65,184)

Pfizer, Inc.	22.50	Jan 2013	146	39,275	(25,915)

Pfizer, Inc.	27.00	Jan 2013	178	95,497	(90,780)

Quest Diagnostics, Inc.	60.00	May 2012	16	10,832	(2,240)

Quest Diagnostics, Inc.	60.00	Aug 2012	17	8,959	(4,760)

Quest Diagnostics, Inc.	65.00	Aug 2012	35	30,519	(19,075)

Regeneron Pharmaceuticals, Inc.	90.00	May 2012	29	25,505	(4,640)

Regeneron Pharmaceuticals, Inc.	100.00	May 2012	2	1,914	(600)

Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	18	32,079	(26,640)

Salix Pharmaceuticals Ltd.	45.00	Jul 2012	4	1,988	(1,020)

Sanofi, ADR	41.00	Sep 2012	95	60,126	(42,750)

St. Jude Medical, Inc.	45.00	Jan 2013	17	15,419	(8,500)

Stryker Corp.	65.00	Jan 2013	5	7,785	(5,375)

Stryker Corp.	60.00	Jan 2013	12	13,914	(8,520)

SXC Health Solutions Corp.	65.00	Jul 2012	12	9,745	(2,610)

SXC Health Solutions Corp.	70.00	Oct 2012	23	21,091	(13,455)

Teva Pharmaceutical Industries Ltd.	45.00	Jan 2013	15	13,755	(5,775)

Teva Pharmaceutical Industries Ltd.	50.00	Jan 2013	35	31,657	(25,550)

Teva Pharmaceutical Industries Ltd.	52.50	Jan 2013	14	12,523	(12,740)

Teva Pharmaceutical Industries Ltd.	55.00	Jan 2013	9	9,783	(9,855)

Thermo Fisher Scientific, Inc.	50.00	Jun 2012	23	18,446	(1,553)

UnitedHealth Group, Inc.	55.00	Jan 2013	12	9,239	(4,548)

Valeant Pharmaceuticals International, Inc.	50.00	Apr 2012	21	8,201	(683)

Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	14	11,788	(6,300)

Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	14	10,388	(5,390)

Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	46	55,521	(44,620)

Warner Chilcott PLC, Class A	20.00	Jan 2013	26	12,922	(10,920)

Watson Pharmaceuticals, Inc.	60.00	Aug 2012	12	5,724	(2,460)

492

Watson Pharmaceuticals, Inc.	65.00	Nov 2012	2	1,194	(940)

Wellpoint, Inc.	70.00	Jan 2013	45	36,989	(24,188)

Zimmer Holdings, Inc.	65.00	Jan 2013	15	17,205	(8,700)

Zimmer Holdings, Inc.	70.00	Jan 2013	5	7,735	(4,275)

			2,438	$1,722,730	($1,099,549)

Mutual Shares Trust

The Portfolio used written options to manage against anticipated changes in securities markets and maintain diversity and liquidity of the Portfolio. At March 31, 2012, the Portfolio held no written options.

Options on Exchange-Traded Futures Contracts

Total Return Trust used written options on exchange-traded futures to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. At March 31, 2012, the Portfolio held no written options on exchange-traded futures.

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

Floating
			Rate	Pay/Receive	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value

Global
Bond
Trust	Calls

	1-Year		3 Month
	Interest Rate	JPMorgan Chase	USD-
	Swap	Bank	LIBOR	Receive	0.80%	Oct 2012	USD	3,100,000	-	($8,797)

	2-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	15,200,000	-	(76,810)

	5-Year		3 Month
	Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	1.40%	Mar 2013	USD	4,300,000	$29,670	(28,151)

493

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.40%	Mar 2013	USD	12,000,000	63,460	(78,561)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	67,200,000	797,610	(911,393)

5-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	1.70%	Mar 2013	USD	5,700,000	80,370	(77,306)

							107,500,000	$971,110	($1,181,018)

Puts

1-Year		3 Month
Interest Rate	JPMorgan Chase	USD-
Swap	Bank	LIBOR	Receive	0.80%	Oct 2012	USD	3,100,000	-	($1,630)

2-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	15,200,000	-	(27,010)

3-Year		3 Month
Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	13,100,000	$133,100	(3)

3-Year		3 Month
Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	6,100,000	54,667	(1)

3-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	9,900,000	107,458	(2)

3-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	7,900,000	85,858	(2)

3-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	8,500,000	88,235	(9)

3-Year		3 Month
Interest Rate	JPMorgan Chase	USD-
Swap	Bank	LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	$88,135	(2)

3-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	103,050	(2)

494

	3-Year		3 Month
	Interest Rate	The Royal Bank	USD-
	Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	8,100,000	79,380	(8)

	5-Year		3 Month
	Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	1.40%	Mar 2013	USD	4,300,000	102,340	(98,796)

	5-Year		3 Month
	Interest Rate	Deutsche Bank	USD-
	Swap	AG	LIBOR	Receive	1.40%	Mar 2013	USD	12,000,000	335,740	(275,710)

	5-Year		3 Month
	Interest Rate	Deutsche Bank	USD-
	Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	67,200,000	1,265,650	(1,047,715)

	5-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	1.70%	Mar 2013	USD	5,700,000	94,620	(88,869)

	10-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(1)

								188,700,000	$2,592,233	($1,539,760)

Real Return Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

Floating
	Name of		Rate	Pay/Receive	Exercise	Expiration		Notional
Portfolio	Issuer	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value

Real
Return
Bond
Trust	Calls

	1-Year		3 Month
	Interest Rate	Goldman Sachs	USD-
	Swap	International	LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	($2,554)

	1-Year		3 Month
	Interest Rate	JPMorgan Chase	USD-
	Swap	Bank	LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	(2,554)

	2-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	1.06%	Oct 2012	USD	1,900,000	-	(14,561)

495

2-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	2,200,000	-	(11,117)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.50%	Sep 2012	USD	1,900,000	$20,140	(18,682)

5-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	1.70%	Mar 2013	USD	1,000,000	11,800	(13,562)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	3,100,000	36,650	(42,044)

							11,900,000	$68,590	($105,074)

Puts

1-Year		3 Month
Interest Rate	Goldman Sachs	USD-
Swap	International	LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	($473)

1-Year		3 Month
Interest Rate	JPMorgan Chase	USD-
Swap	Bank	LIBOR	Receive	0.80%	Oct 2012	USD	900,000	-	(473)

2-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	1.06%	Oct 2012	USD	1,900,000	-	(1,922)

2-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	2,200,000	-	(3,909)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.50%	Sep 2012	USD	1,900,000	$20,140	(18,806)

5-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	1.70%	Mar 2013	USD	1,000,000	18,800	(15,591)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.70%	Mar 2013	USD	3,100,000	60,375	(48,332)

10-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	-

496

	10-Year		3 Month
	Interest Rate	The Royal Bank	USD-
	Swap	of Scotland PLC	LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	-

								14,500,000	$116,815	($89,506)

Total Return Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

			Floating
			Rate	Pay/Receive	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Floating Rate	Rate	Date		Amount	Premium	Value

Total
Return
Trust	Calls

	5-Year		3 Month
	Interest Rate	Credit Suisse	USD-
	Swap	International	LIBOR	Receive	1.40%	Mar 2013	USD	7,300,000	$67,890	($47,791)

	5-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	1.40%	Mar 2013	USD	11,000,000	102,850	(72,014)

								18,300,000	$170,740	($119,805)

	Puts

	1-Year		3 Month
	Interest Rate	The Royal Bank	USD-
	Swap	of Scotland PLC	LIBOR	Receive	1.75%	Nov 2012	USD	60,600,000	$228,765	($11,035)

	1-Year		3 Month
	Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	2.25%	May 2013	USD	56,900,000	281,655	(26,276)

	2-Year		3 Month
	Interest Rate	Bank of America	USD-
	Swap	N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	37,500,000	315,552	(3,746)

	2-Year		3 Month
	Interest Rate		USD-
	Swap	Citibank N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	4,500,000	30,656	(449)

	2-Year	Morgan Stanley	3 Month
	Interest Rate	Capital Services,	USD-
	Swap	Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	53,900,000	329,804	(5,385)

497

2-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	163,700,000	1,288,370	(16,354)

2-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	0.92%	Nov 2012	USD	20,100,000	90,450	(35,718)

2-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	0.92%	Nov 2012	USD	139,500,000	387,251	(247,891)

2-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.20%	Jul 2013	USD	36,800,000	259,725	(151,414)

3-Year		3 Month
Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	47,600,000	498,938	(9)

3-Year		3 Month
Interest Rate	Barclays Bank	USD-
Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	22,600,000	202,131	(5)

3-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	48,600,000	528,726	(10)

3-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	17,200,000	178,546	(17)

3-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	32,600,000	354,771	(7)

3-Year		3 Month
Interest Rate	JPMorgan Chase	USD-
Swap	Bank	LIBOR	Receive	3.00%	Jun 2012	USD	59,900,000	610,239	(12)

3-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	24,200,000	237,160	(24)

3-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	89,700,000	774,214	(18)

3-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.00%	Aug 2012	USD	13,700,000	140,767	(35,582)

498

5-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	3.25%	Jul 2012	USD	29,700,000	734,283	(1,295)

5-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	3.25%	Jul 2012	USD	9,900,000	248,589	(432)

5-Year		3 Month
Interest Rate	Bank of America	USD-
Swap	N.A.	LIBOR	Receive	1.70%	Aug 2012	USD	15,100,000	181,200	(70,549)

5-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	1.55%	Aug 2012	USD	11,800,000	81,420	(78,724)

5-Year		3 Month
Interest Rate		USD-
Swap	Citibank N.A.	LIBOR	Receive	1.70%	Aug 2012	USD	119,900,000	1,562,763	(560,185)

5-Year		3 Month
Interest Rate	Credit Suisse	USD-
Swap	International	LIBOR	Receive	1.55%	Aug 2012	USD	18,700,000	100,512	(124,757)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.55%	Aug 2012	USD	80,700,000	815,537	(538,390)

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	1.70%	Aug 2012	USD	87,400,000	1,030,883	(408,341)

5-Year		3 Month
Interest Rate	JPMorgan Chase	USD-
Swap	Bank	LIBOR	Receive	1.70%	Aug 2012	USD	64,300,000	387,408	(300,416)

5-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	1.55%	Aug 2012	USD	18,900,000	84,577	(126,091)

5-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	1.55%	Aug 2012	USD	61,400,000	286,591	(409,630)

5-Year		3 Month
Interest Rate	The Royal Bank	USD-
Swap	of Scotland PLC	LIBOR	Receive	1.70%	Aug 2012	USD	63,000,000	874,179	(294,342)

5-Year		3 Month
Interest Rate	Credit Suisse	USD-
Swap	International	LIBOR	Receive	1.40%	Mar 2013	USD	7,300,000	140,890	(167,723)

499

5-Year		3 Month
Interest Rate	Deutsche Bank	USD-
Swap	AG	LIBOR	Receive	2.00%	Mar 2013	USD	19,800,000	186,009	(208,151)

5-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	1.40%	Mar 2013	USD	11,000,000	213,400	(252,734)

10-Year	Morgan Stanley	3 Month
Interest Rate	Capital Services,	USD-
Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,463	(2)

							1,567,000,000	$13,777,424	($4,075,714)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into credit default swap.

High Yield Trust
The Portfolio used credit default swaptions to manage against potential credit events.

				Buy/Sell	Exercise	Expiration		Notional
Portfolio	Description	Counterparty	Index	Protection	Rate	Date		Amount	Premium	Value

High Yield
Trust	Calls

	5-Year
	Credit
	Default	JPMorgan Chase	MARKIT
	Swap	Bank	CDX.NA.HY.17	Buy	0.96%	Apr 2012	USD	7,158,600	$28,634	($21,905)

								7,158,600	$28,634	($21,905)

	Puts

	5-Year
	Credit	Morgan Stanley
	Default	Capital Services,	MARKIT
	Swap	Inc.	CDX.NA.HY.17	Buy	0.92%	Jun 2012	USD	41,512,800	$851,012	($304,318)

								41,512,800	$851,012	($304,318)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust

500

The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
	Floor- OTC			(Index Final/Index Initial))
Global Bond Trust	CPURNSA Index	Citibank NA	217.965	or $0	Sep 2020	USD	2,000,000	$25,800	($3,572)

				Maximum of ((1+0.0%)[10] -
	Floor- OTC			(Index Final/Index Initial))
	CPURNSA Index	Deutsche Bank AG	218.011	or $0	Oct 2020	USD	2,300,000	22,540	(6,536)

							4,300,000	$48,340	($10,108)

Real Return Bond Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
Real Return Bond	Floor- OTC			(Index Final/Index Initial))
Trust	CPURNSA Index	Citibank NA	215.949	or $0	Mar 2020	USD	1,100,000	$9,460	($1,727)

				Maximum of ((1+0.0%)[10] -
	Floor- OTC			(Index Final/Index Initial))
	CPURNSA Index	Citibank NA	216.687	or $0	Apr 2020	USD	2,600,000	23,160	(4,305)

				Maximum of ((1+0.0%)[10] -
	Floor- OTC			(Index Final/Index Initial))
	CPURNSA Index	Citibank NA	217.965	or $0	Sep 2020	USD	200,000	2,580	(357)

							3,900,000	$35,200	($6,389)

Total Return Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of ((1+0.0%)[10] -
	Floor- OTC			(Index Final/Index Initial))
Total Return Trust	CPURNSA Index	Deutsche Bank AG	215.949	or $0	Mar 2020	USD	2,600,000	$19,500	($6,701)

501

			Maximum of ((1+0.0%)[10] -
Floor- OTC			(Index Final/Index Initial))
CPURNSA Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	7,500,000	63,460	(11,774)

			Maximum of ((1+0.0%)[10] -
Floor- OTC			(Index Final/Index Initial))
CPURNSA Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	17,900,000	159,640	(29,637)

			Maximum of ((1+0.0%)[10] -
Floor- OTC			(Index Final/Index Initial))
CPURNSA Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	6,900,000	89,010	(12,325)

			Maximum of ((1+0.0%)[10] -
Floor- OTC			(Index Final/Index Initial))
CPURNSA Index	Deutsche Bank AG	218.011	or $0	Oct 2020	USD	7,100,000	69,580	(20,175)

						42,000,000	$401,190	($80,612)

Swaps. The Portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the contracts held at March 31, 2012, and the range of notional contracts amounts held by the Portfolios during the period ended March 31, 2012. In addition, the table details how the Portfolios used interest rate swap contracts during the period ended March 31, 2012.

Global Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $224.9 million to $379.0 million, as measured at each quarter end.

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made	Payments Received	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	By Portfolio	By Portfolio	Date	Payment	(Depreciation)	Market Value

502

Global Bond Trust

	Barclays Bank PLC	23,000,000	MXN	$1,961,796	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$8,536	$79,334	$87,870

	Barclays Bank PLC	58,600,000	MXN	4,274,100	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	(47,060)	57,472	10,412

	Barclays Bank PLC	16,500,000	MXN	1,419,593	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(30,666)	80,126	49,460

	Citibank N.A.	1,000,000	AUD	1,058,150	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(4,120)	19,125	15,005

	Credit Suisse
	International	1,760,000,000	JPY	21,932,831	6 Month LIBOR	Fixed 1.500%	Dec 2021	442,872	617,375	1,060,247

	Deutsche Bank AG	8,500,000	AUD	8,984,273	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(33,930)	161,473	127,543

	Goldman Sachs	7,500,000	MXN	552,384	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	(6,803)	8,136	1,333

	Goldman Sachs	20,800,000	USD	20,800,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2022	(174,189)	390,619	216,430

	HSBC Bank USA	27,430,413	BRL	19,776,536	CDI	Fixed 10.530%	Jan 2014	154,839	99,239	254,078

	HSBC Bank USA	44,400,000	MXN	3,819,996	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	11,824	138,641	150,465

	HSBC Bank USA	20,500,000	MXN	1,763,858	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	9,753	68,566	78,319

	HSBC Bank USA	58,400,000	MXN	4,758,490	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	2,090	54,366	56,456

	HSBC Bank USA	23,200,000	MXN	1,922,073	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(92,461)	162,005	69,544

	HSBC Bank USA	67,300,000	MXN	5,767,846	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	23,155	356,531	379,686

	Morgan Stanley
	Capital Services,
	Inc.	69,900,000	MXN	5,788,241	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(60,277)	297,158	236,881

	Morgan Stanley
	Capital Services,
	Inc.	241,100,000	MXN	20,589,693	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	155,749	765,353	921,102

	Morgan Stanley
	Capital Services,
	Inc.	25,000,000	MXN	2,151,046	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	14,546	126,496	141,042

	Morgan Stanley
	Capital Services,
	Inc.	16,700,000	MXN	1,360,733	MXN-TIIE-Banxico	Fixed 6.650%	Jun 2021	6,166	8,585	14,751

	Morgan Stanley
	Capital Services,
	Inc.	220,000,000	JPY	2,670,713	6 Month LIBOR	Fixed 1.500%	Jun 2021	23,218	118,048	141,266

	The Royal Bank of
	Scotland PLC	1,140,000,000	JPY	14,206,493	6 Month LIBOR	Fixed 1.500%	Dec 2021	286,912	399,839	686,751

	UBS AG	11,585,583	BRL	8,352,018	CDI	Fixed 10.380%	Jan 2014	46,409	52,846	99,255

	UBS AG	19,300,000	USD	19,300,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2022	(35,242)	236,064	200,822

Exchange Traded Swaps

					6 Month GBP
		33,400,000	GBP	51,673,110	LIBOR	Fixed 2.500%	Sep 2013	(864,514)	(496,246)	(1,360,760)

				$224,883,973				($163,193)	$3,801,151	$3,637,958

Investment Quality Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the period ended March 31, 2011, the Portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

503

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made	Payments Received	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	By Portfolio	By Portfolio	Date	Payment	(Depreciation)	Market Value

Investment Quality Bond Trust

	JPMorgan Chase
	Bank N.A.	5,100,000	USD	$5,100,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	($1,116,111)	($1,116,111)

	JPMorgan Chase
	Bank N.A.	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	($180,194)	(180,194)

				$7,200,000				-	($1,296,305)	($1,296,305)

Real Return Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $13.1 million to $13.5 million, as measured at each quarter end.

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made	Payments Received	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	By Portfolio	By Portfolio	Date	Payment	(Depreciation)	Market Value

Real Return Bond Trust

	Barclays Bank PLC	500,000	BRL	279,830	CDI	Fixed 9.970%	Jan 2014	-	$1,586	$1,586

	Barclays Bank PLC	200,000	EUR	276,750	FRCPXTOB	Fixed 1.850%	Oct 2016	($1,769)	(3,207)	(4,976)

	Barclays Bank PLC	1,900,000	USD	1,900,000	Fixed 2.25%	6 Month LIBOR-BBA	Jun 2022	(6,840)	26,610	19,770

	Goldman Sachs
	International	500,000	BRL	290,444	CDI	Fixed 9.980%	Jan 2014	750	992	1,742

	HSBC Bank USA	1,600,000	BRL	898,551	CDI	Fixed 10.530%	Jan 2014	6,927	4,557	11,484

	Morgan Stanley
	Capital Services	13,100,000	BRL	7,354,989	CDI	Fixed 10.580%	Jan 2014	57,611	43,312	100,923

	Morgan Stanley
	Capital Services	500,000	BRL	290,461	CDI	Fixed 10.220%	Jan 2014	2,489	485	2,974

	UBS AG	1,400,000	BRL	800,000	CDI	Fixed 10.770%	Jan 2014	4,592	8,852	13,444

	UBS AG	2,500,000	BRL	1,414,427	CDI	Fixed 10.830%	Jan 2014	8,462	8,191	16,653

				$13,505,452				$72,222	$91,378	$163,600

Total Return Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the period ended March 31, 2012, the Portfolio held interest rate swaps with total USD notional amounts ranging from approximately $452.4 million to $919.0 million, as measured at each quarter end.

				USD				Unamortized	Unrealized
		Notional		Notional	Payments Made	Payments Received	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	By Portfolio	By Portfolio	Date	Payment	(Depreciation)	Market Value

504

Total Return Trust

	Barclays Bank PLC	2,462,522	BRL	$1,788,709	CDI	Fixed 10.830%	Jan 2014	$2,108	$30,556	$32,664

	Barclays Bank PLC	10,338,770	BRL	6,324,324	CDI	Fixed 11.910%	Jan 2013	27,471	212,308	239,779

	Barclays Bank PLC	1,000,000	AUD	991,300	AUD-BBR-BBSW	Fixed 4.25%	Jun 2017	(981)	(7,231)	(8,212)

	Barclays Bank PLC	341,700,000	MXN	25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	148,508	(87,796)	60,712

	BNP Paribas	2,916,923	BRL	1,843,575	CDI	Fixed 11.880%	Jan 2013	400	67,908	68,308

	BNP Paribas	2,467,380	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	-	100,302	100,302

	BNP Paribas	23,006,646	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	-	1,056,017	1,056,017

	Citibank N.A.	1,400,000	AUD	1,443,260	AUD-BBR-BBSW	Fixed 4.25%	Jun 2017	(6,803)	(4,694)	(11,497)

	Citibank N.A.	2,200,000	AUD	2,302,631	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	16,706	40,808	57,514

	Credit Suisse
	International	37,785,585	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	981,402	1,054,656

	Deutsche Bank AG	23,100,000	USD	23,100,000	Fixed 2.75%	6 Month-LIBOR-BBA	Jun 2042	(64,988)	1,597,594	1,532,606

	Deutsche Bank AG	2,500,000	AUD	2,517,450	AUD-BBR-BBSW	Fixed 4.25%	Jun 2017	(5,550)	(14,981)	(20,531)

	Deutsche Bank AG	1,100,000	AUD	1,151,315	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	8,733	20,024	28,757

	Goldman Sachs	23,078,227	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	547,054	552,629

	Goldman Sachs	8,393,079	BRL	5,040,921	CDI	Fixed 11.930%	Jan 2013	(13,633)	216,820	203,187

	Goldman Sachs	15,134,305	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,431	669,114	810,545

	HSBC Bank USA	3,437,090	BRL	2,512,850	CDI	Fixed 10.18%	Jan 2014	12,214	11,375	23,589

	HSBC Bank USA	12,909,650	BRL	8,420,068	CDI	Fixed 10.450%	Jan 2013	(10,091)	70,853	60,762

	HSBC Bank USA	7,438,756	BRL	5,430,646	CDI	Fixed 10.530%	Jan 2014	(22,689)	91,592	68,903

	HSBC Bank USA	4,753,633	BRL	3,464,468	3 Month LIBOR	Fixed 10.990%	Jan 2014	7,506	64,202	71,708

	HSBC Bank USA	4,543,759	BRL	3,778,877	CDI	Fixed 11.530%	Jan 2014	(3,136)	106,444	103,308

	HSBC Bank USA	2,121,398	BRL	1,302,193	CDI	Fixed 11.880%	Jan 2013	(1,847)	48,884	47,037

	HSBC Bank USA	13,787,735	BRL	8,573,125	CDI	Fixed 11.890%	Jan 2013	23,587	306,720	330,307

	HSBC Bank USA	31,866,240	BRL	19,827,598	CDI	Fixed 12.300%	Jan 2013	102,446	874,566	977,012

	HSBC Bank USA	1,184,158	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	50,150	60,531

	HSBC Bank USA	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	85,367	(41,161)	44,206

	JPMorgan Chase
	Bank, N.A.	29,540,506	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	100,721	739,722	840,443

	JPMorgan Chase
	Bank, N.A.	5,369,944	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,421)	232,410	230,989

	Merrill Lynch
	Capital Services,
	Inc.	7,511,810	BRL	4,634,678	CDI	Fixed 11.900%	Jan 2013	17,346	156,787	174,133

	Morgan Stanley
	Capital Services Inc.	23,600,000	USD	23,600,000	Fixed 2.75%	6 Month-LIBOR-BBA	Jun 2042	500,092	1,065,688	1,565,780

	Morgan Stanley
	Capital Services Inc.	11,295,381	BRL	7,349,952	CDI	Fixed 10.455%	Jan 2013	(6,150)	60,681	54,531

505

	Morgan Stanley
	Capital Services Inc.	11,222,683	BRL	8,421,164	CDI	Fixed 10.580%	Jan 2014	(29,733)	141,442	111,709

	Morgan Stanley
	Capital Services Inc.	4,604,748	BRL	3,841,554	CDI	Fixed 11.670%	Jan 2014	2,880	105,983	108,863

	Morgan Stanley
	Capital Services Inc.	5,033,376	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	117,300	126,180

	Morgan Stanley
	Capital Services Inc.	13,002,730	BRL	9,464,146	CDI	Fixed 12.500%	Jan 2013	11,263	240,225	251,488

	Morgan Stanley
	Capital Services Inc.	12,145,863	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	537,617	613,067

	Morgan Stanley
	Capital Services Inc.	8,733,163	BRL	7,605,543	CDI	Fixed 12.540%	Jan 2014	(8,008)	316,529	308,521

	Morgan Stanley
	Capital Services Inc.	44,152,882	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	1,293,601	1,299,941

	Morgan Stanley
	Capital Services Inc.	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	2,406	10	2,416

	Morgan Stanley
	Capital Services Inc.	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	2,474	(11,311)	(8,837)

	Royal Bank of
	Scotland PLC	2,100,000	AUD	2,197,966	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	16,869	38,031	54,900

	UBS AG	3,654,513	BRL	2,679,770	CDI	Fixed 10.38%	Jan 2014	19,559	11,749	31,308

	UBS AG	12,714,908	BRL	9,280,622	3 Month LIBOR	Fixed 10.770%	Jan 2014	(19,322)	177,768	158,446

	UBS AG	5,047,304	BRL	4,161,878	CDI	Fixed 11.760%	Jan 2014	-	125,511	125,511

	UBS AG	2,646,807	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	63,433	70,907

	UBS AG	2,458,432	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	100,139	109,289

Exchange Traded Swaps

		87,400,000	USD	87,400,000	3 Month LIBOR	Fixed 4.250%	Jun 2041	(22,990,847)	1,073,240	(21,917,607)

				$452,462,001				($21,738,608)	$13,595,385	($8,143,223)

The following are abbreviations for the tables above:
BBA	British Bankers' Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one

506

party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held by the Portfolios as buyers of protection at March 31, 2012, and the range of contracts notional amounts held by the Portfolios during the period ended March 31, 2012.

Core Allocation Plus Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.5 million to $3.7 million, as measured at each quarter end.

						(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

Core Allocation Plus Trust

		Everest
		Reinsurance
	Goldman Sachs	Holdings, Inc.	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($966)	($966)

	Goldman Sachs	Macy's, Inc.	205,000	USD	205,000	(1.000)%	Mar 2017	$968	(513)	455

	Goldman Sachs	Allstate Corp.	20,000	USD	20,000	(1.000)%	Jun 2017	(260)	1	(259)

	Goldman Sachs	CMBX.NA.AM.3	30,000	USD	30,000	(0.500)%	Dec 2049	7,083	(2,323)	4,760

	Goldman Sachs	CMBX.NA.AM.4	85,000	USD	85,000	(0.500)%	Feb 2051	17,885	(1,956)	15,929

	JP Morgan Chase
	Bank, N.A.	Allstate Corp.	45,000	USD	45,000	(1.000)%	Jun 2017	(585)	3	(582)

	JP Morgan Chase
	Bank, N.A.	CMBX.NA.AJ.4	260,000	USD	260,000	(0.960)%	Feb 2051	84,751	7,825	92,576

	JP Morgan Chase
	Bank, N.A.	CMBX.NA.AJ.4	130,000	USD	130,000	(0.960)%	Feb 2051	44,132	2,156	46,288

	JP Morgan Chase
	Bank, N.A.	CMBX.NA.AA.1	265,000	USD	265,000	(0.250)%	Oct 2052	62,721	4,842	67,563

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AM.4	175,000	USD	175,000	(1.000)%	Feb 2051	44,508	(11,713)	32,795

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AA.1	230,000	USD	230,000	(0.250)%	Oct 2052	53,830	4,809	58,639

					$1,495,000			$315,033	$2,165	$317,198

Global Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $33.5 million to $41.2 million, as measured at each quarter end.

(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

507

Global Bond Trust

	CNA Financial
Bank of America N.A.	Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	-	$9,039	$9,039

	Computer
Bank of America N.A.	Sciences Corp.	2,350,000	USD	2,350,000	(0.970)%	Mar 2018	-	221,463	221,463

	Spectra Energy
Bank of America N.A.	Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	1,214	1,214

	Starwood
	Hotels &
	Resorts
Bank of America N.A.	Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(51,188)	(51,188)

	Sealed Air					Sep
Barclays Bank PLC	Corp.	3,000,000	USD	3,000,000	(1.035)%	2013	-	(538)	(538)

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	-	(20,929)	(20,929)

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(21,553)	(21,553)

BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	-	(18,794)	(18,794)

Citibank N.A.	AutoZone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	-	(3,543)	(3,543)

Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(18,980)	(18,980)

	Sealed Air					Sep
Citibank N.A.	Corp.	1,200,000	USD	1,200,000	(0.590)%	2013	-	7,840	7,840

	Tate & Lyle
	Public Limited
Deutsche Bank AG	Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	(1,960)	(1,960)

	Marsh &
	McLennan
	Companies,					Sep
Deutsche Bank AG	Inc.	1,100,000	USD	1,100,000	(0.800)%	2015	-	(15,990)	(15,990)

	Spectra Energy
Deutsche Bank AG	Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(767)	(767)

JP Morgan Chase
Bank, N.A.	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	2,606	2,606

Morgan Stanley						Sep
Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	2012	-	1,064	1,064

Morgan Stanley	Simon Property
Capital Services, Inc.	Group, L.P.	2,250,000	USD	2,250,000	(0.885)%	Jun 2018	-	12,550	12,550

Morgan Stanley	Spectra Energy
Capital Services, Inc.	Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	2,162	2,162

	The Cleveland
	Electric
The Royal Bank of	Illuminating
Scotland PLC	Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	56,108	56,108

				$33,500,000			-	$159,804	$159,804

High Yield Trust

508

The Portfolio used credit default swaps to gain exposure to a credit index. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $9.8 million to $11.0 million, as measured at each quarter end.

						(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

High Yield Trust

		Bonos Y Oblig.
		Del Estado
	BNP Paribas	Bond	2,830,000	USD	$2,830,000	(1.000)%	Jun 2017	$407,817	($4,745)	$403,072

	Morgan Stanley &	MARKIT
	Company, Inc.	CDX.NA.HY.17	5,626,000	USD	5,626,000	(5.000)%	Dec 2016	171,243	(85,841)	85,402

	Morgan Stanley &	MARKIT
	Company, Inc.	CDX.NA.HY.17	2,522,000	USD	2,522,000	(5.000)%	Dec 2016	70,623	(32,340)	38,283

					$10,978,000			$649,683	($122,926)	$526,757

Investment Quality Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $9.3 million to $20.9 million, as measured at each quarter end.

						(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

Investment Quality Bond Trust

	Goldman Sachs	Macy's, Inc.	1,095,000	USD	$1,095,000	(1.000)%	Mar 2017	$5,173	($2,743)	$2,430

	Goldman Sachs	Allstate Corp.	105,000	USD	105,000	(1.000)%	Jun 2017	(1,364)	5	(1,359)

	Goldman Sachs	CMBX.NA.AM.4	465,000	USD	465,000	(0.500)%	Feb 2051	97,843	(10,701)	87,142

	Goldman Sachs	CMBX.NA.AM.3	320,000	USD	320,000	(0.500)%	Dec 2049	75,548	(24,779)	50,769

	JPMorgan Chase
	Bank N.A.	Allstate Corp.	230,000	USD	230,000	(1.000)%	Jun 2017	(2,987)	10	(2,977)

	JPMorgan Chase
	Bank N.A.	CMBX.NA.AJ.4	1,405,000	USD	1,405,000	(0.960)%	Feb 2051	457,982	42,287	500,269

	JPMorgan Chase
	Bank N.A.	CMBX.NA.AJ.4	705,000	USD	705,000	(0.960)%	Dec 2051	239,329	11,696	251,025

	JPMorgan Chase
	Bank N.A.	CMBX.NA.AA.1	1,330,000	USD	1,330,000	(0.250)%	Oct 2052	314,788	24,297	339,085

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AM.4	935,000	USD	935,000	(0.500)%	Feb 2051	237,798	(62,576)	175,222

	Morgan Stanley
	Capital Services, Inc.	CMBX.NA.AA.1	1,240,000	USD	1,240,000	(0.250)%	Oct 2052	290,213	25,927	316,140

		Everest
		Reinsurance
	UBS Securities LLC	Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(29,288)	(29,288)

					$9,280,000			$1,714,323	($25,865)	$1,688,458

509

Real Return Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $2.9 million to $3.7 million, as measured at each quarter end.

						(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

Real Return Bond Trust

		Liberty Mutual
	Bank of America N.A.	Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	-	$5,613	$5,613

	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	-	(13,584)	(13,584)

		Everest
		Reinsurance
	Barclays Bank PLC	Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	6,250	6,250

					$2,900,000			-	($1,721)	($1,721)

Total Return Trust

The Portfolio used credit default swaps to manage against potential credit events. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $118.7 million, as measured at each quarter end.

						(Pay) /
						Receive		Unamortized	Unrealized
		Reference	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Market Value

Total Return Trust

		iTraxx Europe
		Series 16
	Barclays Bank PLC	Version 1	88,500,000	EUR	$115,728,597	(1.000)%	Dec 2016	$2,090,156	($894,669)	$1,195,487

		iTraxx Europe
	Credit Suisse	Series 16
	International	Version 1	400,000	EUR	538,520	(1.000)%	Dec 2016	7,064	(1,661)	5,403

		iTraxx Europe
		Series 16
	Deutsche Bank AG	Version 1	800,000	EUR	1,077,041	(1.000)%	Dec 2016	14,598	(3,791)	10,807

		iTraxx Europe
	Morgan Stanley	Series 16
	Capital Services	Version 1	1,000,000	EUR	1,313,800	(1.000)%	Dec 2016	25,761	(12,253)	13,508

					$118,657,958			$2,137,579	($912,374)	$1,225,205

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined

510

under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held by the Portfolios as sellers of protection at March 31, 2012, and the range of notional contracts amounts held by the Portfolios during the period ended March 31, 2012.

Core Allocation Plus Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $5.4 million to $7.0 million, as measured at each quarter end.

			Implied				(Pay) /
			Credit				Receive		Unamortized	Unrealized
		Reference	Spread	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-12	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Value

Core Allocation Plus Trust

	Goldman	CDX-
	Sachs	NAIGS17V1-5Y	n/a	710,000	USD	$710,000	1.000%	Dec 2016	($9,344)	$14,096	$4,752

	Goldman	CDX-
	Sachs	NAHYS17V4-5Y	n/a	1,479,250	USD	1,479,250	5.000%	Dec 2016	(19,744)	(2,711)	(22,455)

	Goldman	LCDX.NA.17-V2
	Sachs	12-16	n/a	143,550	USD	143,550	2.500%	Dec 2016	(2,120)	174	(1,946)

	Goldman
	Sachs	LCDX.NA.17-V2	n/a	183,150	USD	183,150	2.500%	Dec 2016	(1,210)	(1,273)	(2,483)

	Goldman	CDX-
	Sachs	NAIGS17V1-5Y	n/a	250,000	USD	250,000	1.000%	Dec 2016	1,646	7	1,653

	Goldman
	Sachs	Kohl's Corp.	1.49%	205,000	USD	205,000	1.000%	Mar 2017	(6,610)	1,907	(4,703)

	JPMorgan
	Chase Bank,
	N.A.	CMBX.NA.AJ.2	n/a	110,000	USD	110,000	1.090%	Mar 2049	(21,643)	(884)	(22,527)

	JPMorgan
	Chase Bank,
	N.A.	CMBX.NA.AJ.2	n/a	120,000	USD	120,000	1.090%	Mar 2049	(23,611)	(964)	(24,575)

	JPMorgan
	Chase Bank,
	N.A.	CMBX.NA.AJ.3	n/a	130,000	USD	130,000	1.470%	Dec 2049	(40,238)	(4,087)	(44,325)

	JPMorgan
	Chase Bank,
	N.A.	CMBX.NA.AAA.5	n/a	230,000	USD	230,000	0.350%	Feb 2051	(23,339)	8,980	(14,359)

	JPMorgan
	Chase Bank,
	N.A.	CMBX.NA.AM.1	n/a	115,000	USD	115,000	0.500%	Oct 2052	(13,921)	4,876	(9,045)

	Morgan
	Stanley
	Capital
	Services, Inc. Xerox Corp.		1.67%	325,000	USD	325,000	1.000%	Jun 2016	(4,063)	(4,648)	(8,711)

511

Morgan
Stanley	ITRAXX-
Capital	XOVERS16V1-
Services, Inc.	5Y	n/a	145,000	EUR	145,000	5.000%	Dec 2016	(3,697)	(1,437)	(5,134)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AJ.2	n/a	230,000	USD	230,000	1.090%	Mar 2049	(44,655)	(2,446)	(47,101)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.A.5	n/a	230,000	USD	230,000	3.500%	Feb 2051	(116,053)	(35,590)	(151,643)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AAA.	n/a	460,000	USD	460,000	0.350%	Feb 2051	(36,053)	7,334	(28,719)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AA.4	n/a	260,000	USD	260,000	1.650%	Feb 2051	(147,816)	(5,826)	(153,642)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AM.1	n/a	60,000	USD	60,000	0.500%	Oct 2052	(7,302)	2,583	(4,719)

					$5,385,950			($519,773)	($19,909)	($539,682)

Global Bond Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $138.0 million to $140.7 million, as measured at each quarter end.

			Implied				(Pay) /
			Credit				Receive		Unamortized	Unrealized
		Reference	Spread	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-12	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Value

Global Bond Trust

		United Kingdom
		of Great Britain
	Bank of	and Northern
	America N.A.	Ireland	0.29%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$13,879	$39,731	$53,610

		United Kingdom
		of Great Britain
	Bank of	and Northern
	America N.A.	Ireland	0.29%	7,900,000	USD	7,900,000	1.000%	Jun 2015	35,491	148,647	184,138

	Bank of	Ally Financial,
	America N.A.	Inc.	2.35%	1,300,000	USD	1,300,000	5.000%	Dec 2012	7,926	19,173	27,099

	Bank of
	America N.A.	MCDX.NA.15	n/a	900,000	USD	900,000	1.000%	Dec 2015	(19,048)	12,764	(6,284)

512

Bank of	State of
America N.A.	California	1.98%	4,900,000	USD	4,900,000	2.930%	Dec 2020	-	279,999	279,999

	Commonwealth
BNP Paribas	of Australia	0.44%	1,000,000	USD	1,000,000	1.000%	Jun 2015	10,920	7,388	18,308

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.29%	1,000,000	USD	1,000,000	1.000%	Jun 2015	4,810	18,499	23,309

	People's
	Republic of
Citibank N.A.	China	0.86%	3,300,000	USD	3,300,000	1.000%	Mar 2016	27,160	(8,539)	18,621

	United Kingdom
	of Great Britain
	and Northern
Citibank N.A.	Ireland	0.48%	1,800,000	USD	1,800,000	1.000%	Jun 2016	19,328	20,524	39,852

Citibank N.A.	MCDX.NA.15	n/a	300,000	USD	300,000	1.000%	Dec 2020	(14,668)	1,033	(13,635)

Credit Suisse	Government of
International	Japan	0.76%	4,700,000	USD	4,700,000	1.000%	Mar 2016	(26,250)	71,749	45,499

Deutsche	Ally Financial,
Bank AG	Inc.	2.05%	1,300,000	USD	1,300,000	5.000%	Sep 2012	5,812	14,699	20,511

	United Kingdom
	of Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.29%	1,800,000	USD	1,800,000	1.000%	Jun 2015	8,678	33,278	41,956

Deutsche
Bank AG	MCDX.NA.15	n/a	1,500,000	USD	1,500,000	1.000%	Dec 2015	(27,720)	17,247	(10,473)

	People's
Deutsche	Republic of
Bank AG	China	0.83%	800,000	USD	800,000	1.000%	Dec 2015	12,670	(7,533)	5,137

	United Kingdom
	of Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.39%	6,000,000	USD	6,000,000	1.000%	Dec 2015	97,192	39,126	136,318

Deutsche	United States of
Bank AG	America	0.26%	7,900,000	EUR	11,004,303	0.250%	Dec 2015	(80,427)	79,261	(1,166)

Deutsche	Commonwealth
Bank AG	of Australia	0.55%	2,700,000	USD	2,700,000	1.000%	Mar 2016	44,336	4,109	48,445

Deutsche	Commonwealth
Bank AG	of Australia	0.62%	100,000	USD	100,000	1.000%	Sep 2016	1,330	355	1,685

Deutsche	Commonwealth
Bank AG	of Australia	0.66%	1,200,000	USD	1,200,000	1.000%	Dec 2016	2,697	16,391	19,088

Goldman
Sachs
International	MCDX.NA.15	n/a	6,900,000	USD	6,900,000	1.000%	Dec 2015	(193,108)	144,931	(48,177)

513

Goldman
Sachs	Commonwealth
International	of Australia	0.58%	600,000	USD	600,000	1.000%	Jun 2016	11,995	(1,303)	10,692

Goldman
Sachs
International	MCDX.NA.16	n/a	2,700,000	USD	2,700,000	1.000%	Jun 2016	(46,979)	12,319	(34,660)

Goldman
Sachs	Commonwealth
International	of Australia	0.66%	900,000	USD	900,000	1.000%	Dec 2016	(3,615)	17,931	14,316

Goldman
Sachs	Federal Republic
International	of Germany	0.63%	14,000,000	USD	14,000,000	0.250%	Dec 2016	(570,570)	325,587	(244,983)

	United Kingdom
JPMorgan	of Great Britain
Chase Bank,	and Northern
N.A.	Ireland	0.29%	7,800,000	USD	7,800,000	1.000%	Jun 2015	25,702	156,105	181,807

JPMorgan	People's
Chase Bank,	Republic of
N.A.	China	0.83%	5,000,000	USD	5,000,000	1.000%	Dec 2015	69,991	(37,886)	32,105

JPMorgan
Chase Bank,	Commonwealth
N.A.	of Australia	0.58%	800,000	USD	800,000	1.000%	Jun 2016	14,725	(468)	14,257

Morgan
Stanley
Capital
Services, Inc.	MCDX.NA.15	n/a	4,000,000	USD	4,000,000	1.000%	Dec 2015	(126,257)	98,328	(27,929)

Morgan
Stanley
Capital	Government of
Services, Inc.	Japan	0.76%	500,000	USD	500,000	1.000%	Mar 2016	(3,716)	8,556	4,840

Morgan
Stanley
Capital	Commonwealth
Services, Inc.	of Australia	0.58%	1,700,000	USD	1,700,000	1.000%	Jun 2016	33,637	(3,342)	30,295

Morgan
Stanley
Capital	State of
Services, Inc.	California	1.49%	1,600,000	USD	1,600,000	1.350%	Jun 2016	-	(7,746)	(7,746)

Morgan
Stanley
Capital	Commonwealth
Services, Inc.	of Australia	0.66%	700,000	USD	700,000	1.000%	Dec 2016	1,889	9,246	11,135

Morgan
Stanley
Capital	Commonwealth
Services, Inc.	of Pennsylvania	1.30%	1,000,000	USD	1,000,000	1.400%	Mar 2021	-	7,112	7,112

Morgan
Stanley
Capital	State of
Services, Inc.	California	1.99%	1,600,000	USD	1,600,000	2.150%	Mar 2021	-	16,442	16,442

514

Morgan
Stanley
Capital	State of
Services, Inc.	Connecticut	1.49%	2,600,000	USD	2,600,000	1.630%	Mar 2021	-	25,239	25,239

Morgan
Stanley
Capital	State of
Services, Inc.	California	2.00%	2,900,000	USD	2,900,000	2.150%	Jun 2021	-	27,789	27,789

The Royal
Bank of	Commonwealth
Scotland PLC	of Australia	0.55%	1,400,000	USD	1,400,000	1.000%	Mar 2016	24,305	815	25,120

The Royal
Bank of	Commonwealth
Scotland PLC	of Australia	0.55%	2,300,000	USD	2,300,000	1.000%	Mar 2016	39,111	2,157	41,268

The Royal
Bank of	Commonwealth
Scotland PLC	of Australia	0.55%	2,700,000	USD	2,700,000	1.000%	Mar 2016	45,427	3,018	48,445

The Royal
Bank of	Commonwealth
Scotland PLC	of Australia	0.62%	1,800,000	USD	1,800,000	1.000%	Sep 2016	22,759	7,576	30,335

The Royal
Bank of	Commonwealth
Scotland PLC	of Australia	0.66%	2,200,000	USD	2,200,000	1.000%	Dec 2016	(8,836)	43,832	34,996

	United States of
UBS AG	America	0.27%	4,000,000	EUR	5,804,597	0.250%	Jun 2016	(62,452)	58,292	(4,160)

	Commonwealth
UBS AG	of Australia	0.62%	2,000,000	USD	2,000,000	1.000%	Sep 2016	31,639	2,067	33,706

	Commonwealth
UBS AG	of Australia	0.62%	4,600,000	USD	4,600,000	1.000%	Sep 2016	61,159	16,364	77,523

	Commonwealth
UBS AG	of Australia	0.66%	3,600,000	USD	3,600,000	1.000%	Dec 2016	2,450	54,815	57,265

	Commonwealth
UBS AG	of Australia	0.66%	500,000	USD	500,000	1.000%	Dec 2016	(1,897)	9,851	7,954

					$138,008,900			($508,525)	$1,805,528	$1,297,003

High Yield Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $9.8 million, as measured at each quarter end. At March 31, 2012, the Portfolio held no credit default swap contracts.

Investment Quality Bond Trust

The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $27.5 million to $35.1 million, as measured at each quarter end.

515

			Implied				(Pay) /
			Credit				Receive		Unamortized	Unrealized
		Reference	Spread	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-12	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Value

Investment Quality Bond
Trust

	Goldman	CDX-
	Sachs	NAHYS17V4-5Y	n/a	7,614,500	USD	$7,614,500	5.000%	Dec 2016	($101,634)	($13,953)	($115,587)

	Goldman	LCDX.NA.17-V2
	Sachs	12-16	n/a	722,700	USD	722,700	2.500%	Dec 2016	(10,673)	874	(9,799)

	Goldman
	Sachs	LCDX.NA.17-V2	n/a	935,550	USD	935,550	2.500%	Dec 2016	(6,180)	(6,505)	(12,685)

	Goldman	CDX-
	Sachs	NAIGS17V1-5Y	n/a	1,275,000	USD	1,275,000	1.000%	Dec 2016	8,395	33	8,428

	Goldman	CDX-
	Sachs	NAHYS17V2-5Y	n/a	3,585,000	USD	3,585,000	1.000%	Dec 2016	(47,181)	71,177	23,996

	Goldman
	Sachs	Kohl's Corp.	1.49%	1,095,000	USD	1,095,000	1.000%	Mar 2017	(35,308)	10,189	(25,119)

	JPMorgan
	Chase Bank
	N.A.	CMBX.NA.AJ.2	n/a	615,000	USD	615,000	1.090%	Mar 2049	(121,006)	(4,939)	(125,945)

	JPMorgan
	Chase Bank
	N.A.	CMBX.NA.AJ.2	n/a	625,000	USD	625,000	1.090%	Mar 2049	(122,974)	(5,019)	(127,993)

	JPMorgan
	Chase Bank
	N.A.	CMBX.NA.AJ.3	n/a	705,000	USD	705,000	1.470%	Dec 2049	(218,214)	(22,166)	(240,380)

	JPMorgan
	Chase Bank
	N.A.	CMBX.NA.AAA.5	n/a	1,255,000	USD	1,255,000	0.350%	Feb 2051	(127,349)	48,997	(78,352)

	JPMorgan
	Chase Bank
	N.A.	CMBX.NA.AM.1	n/a	620,000	USD	620,000	0.500%	Oct 2052	(75,054)	26,289	(48,765)

	Morgan
	Stanley
	Capital
	Services, Inc.	Xerox Corp.	1.67%	825,000	USD	825,000	1.000%	Jun 2016	(10,311)	(11,800)	(22,111)

	Morgan
	Stanley	ITRAXX-
	Capital	XOVERS16V1-
	Services, Inc.	5Y	n/a	740,000	EUR	963,850	5.000%	Dec 2016	(18,869)	(7,330)	(26,199)

	Morgan
	Stanley
	Capital
	Services, Inc.	CMBX.NA.AJ.2	n/a	1,240,000	USD	1,240,000	1.000%	Mar 2049	(240,749)	(13,188)	(253,937)

	Morgan
	Stanley
	Capital
	Services, Inc.	CMBX.NA.A.5	n/a	1,240,000	USD	1,240,000	3.500%	Feb 2051	(625,677)	(191,879)	(817,556)

516

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AAA.5	n/a	2,485,000	USD	2,485,000	0.350%	Feb 2051	(194,764)	39,621	(155,143)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AA.4	n/a	1,405,000	USD	1,405,000	1.650%	Feb 2051	(798,777)	(31,479)	(830,256)

Morgan
Stanley
Capital
Services, Inc.	CMBX.NA.AM.1	n/a	310,000	USD	310,000	0.500%	Oct 2052	(37,724)	13,342	(24,382)

					$27,516,600			($2,784,049)	($97,736)	($2,881,785)

Real Return Bond Trust

The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $3.9 million to $4.8 million, as measured at each quarter end.

			Implied				(Pay) /
			Credit				Receive		Unamortized	Unrealized
		Reference	Spread	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-12	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Value

Real Return Bond Trust

		Federative
	Barclays	Republic of
	Bank PLC	Brazil	0.81%	500,000	USD	$500,000	1.000%	Jun 2015	($2,684)	$5,926	$3,242

	Barclays
	Bank PLC	CDX.EM.15	n/a	100,000	USD	100,000	5.000%	Jun 2016	10,863	57	10,920

		United Kingdom
		of Great Britain
	Deutsche	and Northern
	Bank AG	Ireland	0.29%	1,300,000	USD	1,300,000	1.000%	Jun 2015	9,741	20,561	30,302

	Deutsche
	Bank AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	21,289	(957)	20,332

	Goldman
	Sachs	Government of
	International	Japan	0.71%	700,000	USD	700,000	1.000%	Dec 2015	11,144	(3,559)	7,585

	JPMorgan	Federative
	Chase Bank,	Republic of
	N.A.	Brazil	0.81%	600,000	USD	600,000	1.000%	Jun 2015	(4,289)	8,179	3,890

	JPMorgan	Petroleo
	Chase Bank,	Brasileiro S/A
	N.A.	Petrobras	1.25%	300,000	USD	300,000	1.000%	Sep 2015	(5,811)	3,382	(2,429)

	UBS AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	20,209	123	20,332

						$3,900,000			$60,462	$33,712	$94,174

517

Total Return Trust

The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit. During the period ended March 31, 2012, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately 443.7 million to $486.3 million, as measured at each quarter end.

			Implied				(Pay) /
			Credit				Receive		Unamortized	Unrealized
		Reference	Spread	Notional		USD Notional	Fixed	Maturity	Upfront	Appreciation	Market
Portfolio	Counterparty	Obligation	3-31-12	Amount	Currency	Amount	Rate	Date	Payment	(Depreciation)	Value

Total Return Trust

	Bank of	Berkshire
	America N.A.	Hathaway, Inc.	1.08%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($29,804)	$24,033	($5,771)

	Bank of	United Mexican
	America N.A.	States	0.83%	300,000	USD	300,000	1.000%	Sep 2015	(2,938)	4,805	1,867

	Bank of	General Electric
	America N.A.	Capital Corp.	1.17%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(38,558)	23,612	(14,946)

	Bank of	General Electric
	America N.A.	Capital Corp.	1.17%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(36,228)	21,856	(14,372)

		Federative
	Bank of	Republic of
	America N.A.	Brazil	0.97%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(115,527)	149,498	33,971

	Bank of
	America N.A.	French Republic	1.41%	2,300,000	USD	2,300,000	0.250%	Mar 2016	(71,231)	(30,095)	(101,326)

	Bank of	Government of
	America N.A.	Japan	0.76%	300,000	USD	300,000	1.000%	Mar 2016	3,264	(360)	2,904

	Bank of	Government of
	America N.A.	Japan	0.76%	400,000	USD	400,000	1.000%	Mar 2016	4,054	(182)	3,872

	Bank of
	America N.A.	MetLife, Inc.	1.85%	7,300,000	USD	7,300,000	1.000%	Mar 2016	(129,469)	(102,019)	(231,488)

		Federative
	Bank of	Republic of
	America N.A.	Brazil	0.98%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(1,616)	48,858	47,242

	Bank of	Credit Agricole
	America N.A.	SA	4.35%	3,000,000	EUR	4,438,047	1.000%	Jun 2016	(266,100)	(237,255)	(503,355)

		United Kingdom
		of Great Britain
	Bank of	and Northern
	America N.A.	Ireland	0.48%	3,900,000	USD	3,900,000	1.000%	Jun 2016	65,687	20,659	86,346

	Bank of	Republic of
	America N.A.	Korea	1.10%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(887)	(4,789)	(5,676)

	Bank of	Government of
	America N.A.	Japan	0.95%	2,000,000	USD	2,000,000	1.000%	Mar 2017	(13,927)	18,978	5,051

	Bank of	Government of
	America N.A.	Japan	0.95%	500,000	USD	500,000	1.000%	Mar 2017	(2,696)	3,959	1,263

	Bank of	Government of
	America N.A.	Japan	1.00%	1,600,000	USD	1,600,000	1.000%	Jun 2017	(3,956)	4,847	891

518

Barclays
Bank PLC	Dell, Inc.	0.42%	5,900,000	USD	5,900,000	1.000%	Sep 2013	14,386	38,585	52,971

Barclays	United Mexican
Bank PLC	States	0.75%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(26,130)	41,718	15,588

Barclays
Bank PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.000%	Jun 2015	15,289	3,293	18,582

Barclays
Bank PLC	CDX.EM.13	n/a	22,500,000	USD	22,500,000	5.000%	Jun 2015	1,903,370	187,050	2,090,420

	Federative
Barclays	Republic of
Bank PLC	Brazil	0.81%	500,000	USD	500,000	1.000%	Jun 2015	(4,444)	7,686	3,242

Barclays
Bank PLC	CDX.EM.14	n/a	1,700,000	USD	1,700,000	5.000%	Dec 2015	167,158	5,664	172,822

	People's
Barclays	Republic of
Bank PLC	China	0.86%	700,000	USD	700,000	1.000%	Mar 2016	6,478	(2,528)	3,950

Barclays	United Mexican
Bank PLC	States	0.91%	200,000	USD	200,000	1.000%	Mar 2016	(1,190)	1,984	794

Barclays	Republic of
Bank PLC	Indonesia	1.42%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(42,214)	(9,706)	(51,920)

Barclays	Republic of
Bank PLC	Indonesia	1.42%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(29,401)	(5,770)	(35,171)

Barclays	Republic of
Bank PLC	Indonesia	1.42%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(25,323)	(6,499)	(31,822)

Barclays	Republic of
Bank PLC	Indonesia	1.42%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(23,642)	(6,505)	(30,147)

Barclays
Bank PLC	French Republic	1.51%	500,000	USD	500,000	0.250%	Sep 2016	(26,913)	119	(26,794)

Barclays	Government of
Bank PLC	Japan	0.95%	9,700,000	USD	9,700,000	1.000%	Mar 2017	(75,557)	100,054	24,497

	People's
	Republic of
BNP Paribas	China	0.86%	300,000	USD	300,000	1.000%	Mar 2016	2,810	(1,117)	1,693

	United States of
BNP Paribas	America	0.26%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(87,740)	83,117	(4,623)

	Republic of
BNP Paribas	Indonesia	2.07%	3,800,000	USD	3,800,000	1.000%	Jun 2021	(239,231)	(71,910)	(311,141)

Citibank N.A.	CDX.NA.HY.8	n/a	8,029,865	USD	8,029,865	0.355%	Jun 2012	-	7,452	7,452

Citibank N.A.	CDX.NA.HY.8	n/a	4,723,450	USD	4,723,450	0.360%	Jun 2012	-	4,446	4,446

Citibank N.A.	CDX.NA.HY.8	n/a	1,983,849	USD	1,983,849	0.401%	Jun 2012	-	2,081	2,081

	General Electric
Citibank N.A.	Capital Corp.	0.76%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	94,421	94,421

	United Mexican
Citibank N.A.	States	0.75%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(26,664)	42,252	15,588

519

	Federative
	Republic Of
Citibank N.A.	Brazil	0.87%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(10,789)	15,630	4,841

	Republic of
Citibank N.A.	Indonesia	1.22%	500,000	USD	500,000	1.000%	Sep 2015	(7,645)	4,083	(3,562)

	United Mexican
Citibank N.A.	States	0.83%	700,000	USD	700,000	1.000%	Sep 2015	(7,308)	11,665	4,357

Citibank N.A.	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	98,328	3,332	101,660

	Federative
	Republic of
Citibank N.A.	Brazil	0.97%	8,200,000	USD	8,200,000	1.000%	Mar 2016	(100,606)	114,063	13,457

	Republic of
Citibank N.A.	Kazakhstan	1.81%	300,000	USD	300,000	1.000%	Mar 2016	(6,705)	(2,492)	(9,197)

	United Mexican
Citibank N.A.	States	0.91%	12,000,000	USD	12,000,000	1.000%	Mar 2016	(75,851)	123,477	47,626

	Berkshire
Citibank N.A.	Hathaway, Inc.	1.29%	11,000,000	USD	11,000,000	1.000%	Jun 2016	(21,668)	(104,958)	(126,626)

	Federative
	Republic of
Citibank N.A.	Brazil	1.01%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(18,314)	18,624	310

	Republic of
Citibank N.A.	Indonesia	1.42%	600,000	USD	600,000	1.000%	Jun 2016	(9,238)	(811)	(10,049)

	United Mexican
Citibank N.A.	States	0.94%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(6,484)	16,721	10,237

	Republic of
Citibank N.A.	Indonesia	2.07%	1,200,000	USD	1,200,000	1.000%	Jun 2021	(77,686)	(20,569)	(98,255)

	People's
Credit Suisse	Republic of
International	China	0.73%	5,000,000	USD	5,000,000	1.000%	Mar 2015	13,800	28,323	42,123

Credit Suisse
International	CDX.EM.13	n/a	700,000	USD	700,000	5.000%	Jun 2015	56,896	8,139	65,035

	Federative
Credit Suisse	Republic of
International	Brazil	0.81%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(60,082)	104,821	44,739

	United Kingdom
	of Great Britain
Credit Suisse	and Northern
International	Ireland	0.44%	8,100,000	USD	8,100,000	1.000%	Mar 2016	121,443	60,248	181,691

Credit Suisse
International	Arcelormittal	4.30%	1,500,000	USD	1,500,000	1.000%	Jun 2016	(62,231)	(122,788)	(185,019)

Deutsche
Bank AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	-	65,605	65,605

Deutsche	Berkshire
Bank AG	Hathaway, Inc.	0.65%	2,000,000	USD	2,000,000	0.850%	Mar 2013	-	4,524	4,524

Deutsche	CDX.NA.IG.10-
Bank AG	V4	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	-	16,152	16,152

520

Deutsche	General Electric
Bank AG	Capital Corp.	0.76%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	102,296	102,296

Deutsche
Bank AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	75,629	40,717	116,346

Deutsche	United Mexican
Bank AG	States	0.75%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(13,333)	21,127	7,794

Deutsche
Bank AG	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.000%	Jun 2015	380,143	65,813	445,956

	Federative
Deutsche	Republic of
Bank AG	Brazil	0.81%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(19,085)	37,240	18,155

	Federative
Deutsche	Republic of
Bank AG	Brazil	0.81%	700,000	USD	700,000	1.000%	Jun 2015	(4,158)	8,697	4,539

Deutsche
Bank AG	French Republic	1.36%	8,500,000	USD	8,500,000	0.250%	Dec 2015	(489,096)	149,258	(339,838)

Deutsche
Bank AG	French Republic	1.41%	600,000	USD	600,000	0.250%	Mar 2016	(18,600)	(7,833)	(26,433)

Deutsche	General Electric
Bank AG	Capital Corp.	1.20%	400,000	USD	400,000	1.000%	Mar 2016	(16,885)	13,955	(2,930)

Deutsche
Bank AG	MetLife, Inc.	1.85%	2,200,000	USD	2,200,000	1.000%	Mar 2016	(35,893)	(33,870)	(69,763)

Deutsche
Bank AG	MetLife, Inc.	1.85%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(23,950)	(23,616)	(47,566)

	United Kingdom
	of Great Britain
Deutsche	and Northern
Bank AG	Ireland	0.44%	1,200,000	USD	1,200,000	1.000%	Mar 2016	17,992	8,925	26,917

Deutsche	United Mexican
Bank AG	States	0.91%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(43,166)	72,932	29,766

	Federative
Deutsche	Republic of
Bank AG	Brazil	1.01%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(18,442)	18,799	357

	People's
Deutsche	Republic of
Bank AG	China	0.89%	5,100,000	USD	5,100,000	1.000%	Jun 2016	46,179	(21,381)	24,798

Deutsche	Republic of
Bank AG	Korea	1.05%	1,200,000	USD	1,200,000	1.000%	Jun 2016	477	(2,451)	(1,974)

Deutsche	Republic of
Bank AG	Korea	1.05%	800,000	USD	800,000	1.000%	Jun 2016	477	(1,793)	(1,316)

	People's
Deutsche	Republic of
Bank AG	China	0.96%	800,000	USD	800,000	1.000%	Sep 2016	3,779	(2,057)	1,722

Deutsche	Ally Financial,
Bank AG	Inc.	4.35%	1,900,000	USD	1,900,000	5.000%	Dec 2016	(61,079)	112,740	51,661

Deutsche	Ally Financial,
Bank AG	Inc.	4.35%	1,000,000	USD	1,000,000	5.000%	Dec 2016	(13,097)	40,287	27,190

Deutsche
Bank AG	MetLife, Inc.	2.14%	4,100,000	USD	4,100,000	1.000%	Mar 2018	(198,234)	(50,754)	(248,988)

521

Deutsche	Republic of
Bank AG	Indonesia	2.07%	2,300,000	USD	2,300,000	1.000%	Jun 2021	(141,758)	(46,564)	(188,322)

Goldman
Sachs	CDX.NA.IG.10-
International	V4	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	-	17,450	17,450

Goldman
Sachs	Berkshire
International	Hathaway, Inc.	1.08%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(14,388)	11,602	(2,786)

Goldman
Sachs
International	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	7,613	1,678	9,291

Goldman
Sachs
International	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	7,794	1,497	9,291

Goldman	Federative
Sachs	Republic of
International	Brazil	0.81%	500,000	USD	500,000	1.000%	Jun 2015	(4,151)	7,393	3,242

	United Kingdom
Goldman	of Great Britain
Sachs	and Northern
International	Ireland	0.29%	3,300,000	USD	3,300,000	1.000%	Jun 2015	29,118	47,801	76,919

	United Kingdom
Goldman	of Great Britain
Sachs	and Northern
International	Ireland	0.39%	2,600,000	USD	2,600,000	1.000%	Dec 2015	43,041	16,030	59,071

	United Kingdom
Goldman	of Great Britain
Sachs	and Northern
International	Ireland	0.39%	1,000,000	USD	1,000,000	1.000%	Dec 2015	16,701	6,019	22,720

Goldman
Sachs
International	French Republic	1.44%	9,300,000	USD	9,300,000	0.250%	Jun 2016	(199,623)	(247,869)	(447,492)

Goldman	People's
Sachs	Republic of
International	China	0.96%	300,000	USD	300,000	1.000%	Sep 2016	1,402	(756)	646

Goldman
Sachs	Government of
International	Japan	0.95%	7,600,000	USD	7,600,000	1.000%	Mar 2017	(53,849)	73,042	19,193

Goldman
Sachs	Government of
International	Japan	0.95%	600,000	USD	600,000	1.000%	Mar 2017	(4,955)	6,470	1,515

Goldman
Sachs	Government of
International	Japan	0.95%	600,000	USD	600,000	1.000%	Mar 2017	(3,967)	5,482	1,515

Goldman
Sachs	Government of
International	Japan	1.00%	10,600,000	USD	10,600,000	1.000%	Jun 2017	(31,383)	37,287	5,904

Goldman
Sachs	Government of
International	Japan	1.00%	400,000	USD	400,000	1.000%	Jun 2017	(1,189)	1,412	223

522

Goldman
Sachs
International	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	-	19,749	19,749

Goldman	American
Sachs	International
International	Group, Inc.	2.21%	1,700,000	USD	1,700,000	1.000%	Dec 2020	(350,513)	205,261	(145,252)

HSBC Bank
USA	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.000%	Jun 2015	478,263	107,055	585,318

	Federative
HSBC Bank	Republic of
USA	Brazil	0.81%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(39,485)	54,398	14,913

	Federative
HSBC Bank	Republic of
USA	Brazil	0.87%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(11,727)	19,957	8,230

HSBC Bank
USA	CDX.EM.14	n/a	800,000	USD	800,000	5.000%	Dec 2015	74,345	6,983	81,328

	People's
HSBC Bank	Republic of
USA	China	0.89%	6,000,000	USD	6,000,000	1.000%	Jun 2016	(106,906)	136,081	29,175

HSBC Bank	Republic of
USA	Indonesia	1.42%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(29,803)	(5,369)	(35,172)

HSBC Bank
USA	French Republic	1.51%	500,000	USD	500,000	0.250%	Sep 2016	(16,601)	(10,193)	(26,794)

HSBC Bank
USA	French Republic	1.51%	500,000	USD	500,000	0.250%	Sep 2016	(26,716)	(78)	(26,794)

HSBC Bank	United Mexican
USA	States	1.47%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(395,347)	38,288	(357,059)

	United Kingdom
JPMorgan	of Great Britain
Chase Bank,	and Northern
N.A.	Ireland	0.27%	1,300,000	USD	1,300,000	1.000%	Mar 2015	3,229	25,482	28,711

	United Kingdom
JPMorgan	of Great Britain
Chase Bank,	and Northern
N.A.	Ireland	0.27%	700,000	USD	700,000	1.000%	Mar 2015	1,933	13,527	15,460

JPMorgan
Chase Bank,
N.A.	CDX.EM.13	n/a	10,000,000	USD	10,000,000	5.000%	Jun 2015	765,200	163,876	929,076

JPMorgan	Federative
Chase Bank,	Republic of
N.A.	Brazil	0.87%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(15,423)	25,590	10,167

JPMorgan
Chase Bank,	Government of
N.A.	Japan	0.76%	1,300,000	USD	1,300,000	1.000%	Mar 2016	8,779	3,806	12,585

JPMorgan
Chase Bank,
N.A.	MetLife, Inc.	1.85%	4,000,000	USD	4,000,000	1.000%	Mar 2016	(72,394)	(54,449)	(126,843)

523

JPMorgan
Chase Bank,	Republic of
N.A.	Indonesia	1.42%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(24,029)	(2,768)	(26,797)

JPMorgan	Federative
Chase Bank,	Republic of
N.A.	Brazil	1.07%	1,500,000	USD	1,500,000	1.000%	Sep 2016	(7,961)	4,146	(3,815)

JPMorgan	People's
Chase Bank,	Republic of
N.A.	China	0.96%	1,900,000	USD	1,900,000	1.000%	Sep 2016	9,482	(5,392)	4,090

JPMorgan
Chase Bank,
N.A.	CDX.NA.IG.9-V4	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	-	44,032	44,032

Morgan
Stanley
Capital
Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	-	34,799	34,799

Morgan
Stanley
Capital
Services, Inc.	CDX.EM.13	n/a	8,700,000	USD	8,700,000	5.000%	Jun 2015	675,449	132,847	808,296

Morgan
Stanley	Federative
Capital	Republic of
Services, Inc.	Brazil	0.81%	800,000	USD	800,000	1.000%	Jun 2015	(4,811)	9,998	5,187

Morgan
Stanley
Capital
Services, Inc.	French Republic	1.41%	500,000	USD	500,000	0.250%	Mar 2016	(13,186)	(8,841)	(22,027)

Morgan
Stanley
Capital	General Electric
Services, Inc.	Capital Corp.	1.23%	1,200,000	USD	1,200,000	1.000%	Jun 2016	(3,777)	(6,902)	(10,679)

Morgan	United Kingdom
Stanley	of Great Britain
Capital	and Northern
Services, Inc.	Ireland	0.48%	1,800,000	USD	1,800,000	1.000%	Jun 2016	26,209	13,643	39,852

Morgan
Stanley
Capital
Services, Inc.	French Republic	1.51%	3,600,000	USD	3,600,000	0.250%	Sep 2016	(147,030)	(45,883)	(192,913)

Morgan
Stanley	People's
Capital	Republic of
Services, Inc.	China	0.96%	900,000	USD	900,000	1.000%	Sep 2016	3,938	(2,001)	1,937

Morgan
Stanley
Capital	Government of
Services, Inc.	Japan	0.95%	700,000	USD	700,000	1.000%	Mar 2017	(4,957)	6,725	1,768

524

Morgan
Stanley
Capital	Government of
Services, Inc.	Japan	0.95%	400,000	USD	400,000	1.000%	Mar 2017	(2,157)	3,167	1,010

Morgan
Stanley
Capital	Government of
Services, Inc.	Japan	1.00%	300,000	USD	300,000	1.000%	Jun 2017	(816)	983	167

The Royal
Bank of
Scotland PLC	French Republic	1.36%	900,000	USD	900,000	0.250%	Dec 2015	(12,866)	(23,117)	(35,983)

The Royal
Bank of
Scotland PLC	French Republic	1.41%	500,000	USD	500,000	0.250%	Mar 2016	(13,006)	(9,021)	(22,027)

The Royal	People's
Bank of	Republic of
Scotland PLC	China	0.89%	4,900,000	USD	4,900,000	1.000%	Jun 2016	43,373	(19,547)	23,826

The Royal	People's
Bank of	Republic of
Scotland PLC	China	0.96%	600,000	USD	600,000	1.000%	Sep 2016	3,635	(2,343)	1,292

	Berkshire
UBS AG	Hathaway, Inc.	1.08%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(14,761)	11,975	(2,786)

	Federative
	Republic of
UBS AG	Brazil	0.87%	500,000	USD	500,000	1.000%	Sep 2015	(3,276)	5,697	2,421

UBS AG	French Republic	1.32%	1,400,000	USD	1,400,000	0.250%	Sep 2015	(25,478)	(24,716)	(50,194)

	United States of
UBS AG	America	0.25%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(125,453)	129,266	3,813

UBS AG	French Republic	1.41%	1,600,000	USD	1,600,000	0.250%	Mar 2016	(49,552)	(20,936)	(70,488)

	United Kingdom
	of Great Britain
	and Northern
UBS AG	Ireland	0.48%	2,500,000	USD	2,500,000	1.000%	Jun 2016	36,402	18,948	55,350

	People's
	Republic of
UBS AG	China	0.96%	200,000	USD	200,000	1.000%	Sep 2016	888	(457)	431

	Republic of
UBS AG	Korea	1.10%	1,600,000	USD	1,600,000	1.000%	Sep 2016	-	(6,487)	(6,487)

	American
	International
UBS AG	Group, Inc.	2.21%	100,000	USD	100,000	1.000%	Dec 2020	(21,022)	12,478	(8,544)

	Republic of
UBS AG	Indonesia	2.07%	600,000	USD	600,000	1.000%	Jun 2021	(39,619)	(9,509)	(49,128)

	Republic of
UBS AG	Indonesia	2.07%	2,100,000	USD	2,100,000	1.000%	Jun 2021	(130,820)	(41,126)	(171,946)

					$443,742,145			$328,667	$2,242,708	$2,571,375

525

Total return swaps. Total return swaps are commitments where one party pays interest in exchange for a market-linked return. One party pays the total return of a specific reference asset or index and in return receives interest payments. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Portfolios will receive or make a payment to the counterparty of the commitment.

Real Return Bond Trust

The Portfolio used total return swaps to manage against duration of the portfolio, manage against anticipated interest rate changes and gain exposure to treasuries markets.

During the period ended March 31, 2012, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

Pay/Receive
Total
	Return On			USD			Unamortized	Unrealized
	Reference			Notional	Maturity		Upfront Payment	Appreciation	Market
Portfolio	Index	Reference Index	Finance Rate	Amount	Date	Counterparty	Paid (Received)	(Depreciation)	Value

Real Return Bond Trust

		USA-Non-Revised	3-Month USD-
		Consumer Price Index-	LIBOR-BBA
	Receive	Urban	Minus 0.18%	$3,893,684	Jul 2012	BNP Paribas	-	($4,136)	($4,136)

				$3,893,684			-	($4,136)	($4,136)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Portfolios at March 31, 2012, by risk category:

		Financial instruments	Asset Derivatives Fair	Liability Derivatives
Portfolio	Risk	location	Value	Fair Value

500 Index Trust	Equity contracts	Futures	$347,355	-

	Total		$347,355	-

500 Index Trust B	Equity contracts	Futures	$854,203	-

	Total		$854,203	-

Active Bond Trust	Interest rate contracts	Futures	$77,661	($386,729)

	Total		$77,661	($386,729)

All Cap Core Trust	Equity contracts	Futures	$44,387	-

	Total		$44,387	-

526

Bond Trust	Interest rate contracts	Futures	$5,824,313	($2,756,330)

	Total		$5,824,313	($2,756,330)

Bond PS Series	Interest rate contracts	Futures	$64,979	($7,550)

	Total		$64,979	($7,550)

Capital Appreciation Value Trust	Equity contracts	Written options	-	($1,360,105)

		Forward foreign currency
	Foreign currency contracts	contracts	$66,657	(30,952)

	Total		$66,657	($1,391,057)

Core Allocation Plus Trust	Interest rate contracts	Futures	$3,304	($17,263)

	Equity contracts	Futures	184,355	(44,791)

	Credit contracts	Credit default swaps	325,410	(547,894)

		Forward foreign currency
	Foreign currency contracts	contracts	67,481	(159,117)

	Total		$580,550	($769,065)

Disciplined Diversification Trust	Equity contracts	Futures	$708	-

	Total		$708	-

Global Bond Trust	Interest rate contracts	Futures	$241,454	($846,288)

	Interest rate contracts	Written options	-	(2,720,778)

	Interest rate contracts	Interest rate swaps	4,998,718	(1,360,760)

	Interest rate contracts	Purchased options	9,517	-

	Credit contracts	Credit default swaps	2,010,262	(553,455)

		Forward foreign currency
	Foreign currency contracts	contracts	5,551,651	(8,830,085)

	Total		$12,811,602	($14,311,366)

Health Sciences Trust	Equity contracts	Written options	-	($1,608,363)

	Equity contracts	Purchased options	$3,600	-

	Total		$3,600	($1,608,363)

527

		Forward foreign currency
Heritage Trust	Foreign currency contracts	contracts	-	($5,153)

	Total		-	($5,153)

High Yield Trust	Credit contracts	Credit default swaps	$526,757	-

	Credit contracts	Written options	-	($326,223)

	Credit contracts	Purchased options	457,359	-

		Forward foreign currency
	Foreign currency contracts	contracts	51,095	(52,844)

	Total		$1,035,211	($379,067)

International Core Trust	Equity contracts	Futures	$543,635	($602,257)

		Forward foreign currency
	Foreign currency contracts	contracts	1,082,135	(132,920)

	Total		$1,625,770	($735,177)

International Equity Index Trust A	Equity contracts	Futures	$114,166	($102,179)

		Foreign forward currency
	Foreign currency contracts	contracts	166,545	(244,167)

	Total		$280,711	($346,346)

International Equity Index Trust B	Equity contracts	Futures	$131,462	($101,548)

		Foreign forward currency
	Foreign currency contracts	contracts	123,725	(210,854)

	Total		$255,187	($312,402)

International Index Trust	Equity contracts	Futures	$244,784	($317,647)

	Foreign currency contracts	Futures	140,630	(178,766)

	Total		$385,414	($496,413)

Investment Quality Bond Trust	Interest rate contracts	Futures	-	($132,433)

	Interest rate contracts	Interest rate swaps	-	(1,296,305)

	Credit contracts	Credit default swaps	$1,754,506	(2,947,833)

		Forward foreign currency
	Foreign currency contracts	contracts	148,745	(10,172)

528

	Total		$1,903,251	($4,386,743)

Mid Cap Index Trust	Equity contracts	Futures	$193,739	-

	Total		$193,739	-

		Forward foreign currency
Mutual Shares Trust	Foreign currency contracts	contracts	$91,205	($1,207,020)

	Total		$91,205	($1,207,020)

New Income Trust	Interest rate contracts	Futures	$44,209	($207,720)

		Forward foreign currency
	Foreign currency contracts	contracts	3,397,881	(1,348,227)

	Total		$3,442,090	($1,555,947)

Real Return Bond Trust	Interest rate contracts	Futures	$62,104	-

	Interest rate contracts	Written options	-	($200,969)

	Interest rate contracts	Interest rate swaps	168,576	(4,976)

	Interest rate contracts	Total return swaps	-	(4,136)

	Credit contracts	Credit default swaps	108,466	(16,013)

		Forward foreign currency
	Foreign currency contracts	contracts	804,454	(258,566)

	Total		$1,143,600	($484,660)

Short Term Government Income Trust	Interest rate contracts	Futures	-	($385,892)

	Total		-	($385,892)

Small Cap Index Trust	Equity contracts	Futures	$215,209	-

	Total		$215,209	-

Smaller Company Growth Trust	Equity contracts	Futures	$22,198	-

	Total		$22,198	-

Strategic Allocation Trust	Equity contracts	Futures	$2,253,161	($193,004)

529

		Forward foreign currency
	Foreign currency contracts	contracts	113,519	-

	Total		$2,366,680	($193,004)

Strategic Income Opportunities Trust	Interest rate contracts	Futures	-	($155,894)

		Forward foreign currency
	Foreign currency contracts	contracts	$503,198	(808,255)

	Foreign currency contracts	Purchased options	537,453	-

	Total		$1,040,651	($964,149)

Total Return Trust	Interest rate contracts	Futures	$115,733	($4,199,822)

	Interest rate contracts	Written options	-	(4,276,131)

	Interest rate contracts	Interest rate swaps	13,823,461	(21,966,684)

	Credit contracts	Credit default swaps	8,366,976	(4,570,396)

		Forward foreign currency
	Foreign currency contracts	contracts	11,524,710	(14,548,198)

	Total		$33,830,880	($49,561,231)

Total Stock Market Index Trust	Equity contracts	Futures	$355,821	-

	Total		$355,821	-

		Forward foreign currency
Utilities Trust	Foreign currency contracts	contracts	$180,098	($747,913)

	Total		$180,098	($747,913)

Direct placement securities. The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2012.

						Value as a
		Original		Beginning	Ending	percentage of
		Acquisition	Acquisition	share	share	Portfolios' net	Value as
Portfolio	Issuer, Description	date	cost	amount	amount	assets	of 3-31-12

Balanced Trust	Facebook, Inc., Class A	8/12/2011	$31,708	1,018	1,018	0.06%	$35,477
	Facebook, Inc., Class B	3/31/2011	$107,376	4,294	4,294	0.26%	$149,646

Blue Chip Growth Trust	Facebook, Inc., Class A	8/12/2011	$3,044,671	102,631	102,631	0.19%	$3,576,690

530

	Facebook, Inc., Class B	3/31/2011	$7,618,692	304,677	304,677	0.56%	$10,617,993

Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$2,158,879	432	432	1.73%	$2,615,326

Health Sciences Trust	Puma Biotechnology	10/4/2011	$105,326	28,087	28,087	0.06%	$105,326
	Puma Biotechnology warrants	10/4/2011	-	1	1	0.00%	-
	Tesaro, Inc.	6/6/2011	$268,609	123,498	123,498	0.15%	$268,609

Mutual Shares Trust	Cerberus Investors I LLC	4/20/2011	$408,062	769,350	769,350	0.01%	$92,322
	Cerberus Investors II LLC	4/20/2011	$408,055	769,343	769,343	0.01%	$92,321
	Cerberus Investors III LLC	4/20/2011	$204,057	384,701	384,701	0.01%	$46,164

Science & Technology Trust	Angie's List	3/15/2011	$689,829	78,016	78,016	0.34%	$1,428,376
	Coupon.com	6/1/2011	$471,099	85,758	85,758	0.11%	$471,099
	Facebook, Inc., Class A	8/12/2011	$638,771	21,334	21,334	0.17%	$743,490
	Facebook, Inc., Class B	3/31/2011	$957,624	38,296	38,296	0.31%	$1,334,616
	Silver Spring Networks, Series E	12/11/2009	$386,000	38,600	38,600	0.07%	$289,500
	Twitter, Inc.	9/24/2009	$333,049	125,031	125,031	0.47%	$2,012,199
	Workday, Inc.	10/13/2011	$119,035	8,977	8,977	0.03%	$119,035

For additional information on the Portfolios’ significant accounting policies, please refer to the Portfolios’ most recent semiannual or annual shareholder report.

531

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: May 17, 2012

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: May 17, 2012